UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08894

JNL Series Trust

(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951

(Address of principal executive offices)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Mailing address)

Daniel W. Koors

Jackson National Asset Management, LLC

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 338-5800

Date of Fiscal Year End: December 31

Date of Reporting Period: January 1, 2018 – June 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.  Report to Shareholders

CHOOSE THE INBOX. NOT THE MAILBOX. Less waste. More convenience. Your choice. Three easy ways to go paperless: 1. Mail this postage-paid card 2. Call 1-866-349-4564 3. Visit jackson.com I consent to receive by electronic delivery: ALL DOCUMENTS Periodic and immediate confirmation statements Annual and semi-annual reports Annual statements (Variable Products and Fixed Index Annuities only) (Variable Products only) (Fixed, Fixed Index and Target Select Annuities only) Other contract-related correspondence Prospectuses and prospectus supplements (Variable Products only) This consent will continue until revoked and will cover delivery to you in the form of an e-mail or by notice to you of a document’s availability on Jackson National Life Insurance Company®’s (also referred to as Jackson®) website. For jointly owned contracts, all Joint Owners are consenting to electronic delivery and use of the single e-mail address below. Please contact the appropriate Jackson Service Center or go to www.jackson.com to update your e-mail address, revoke your consent to electronic delivery, or request paper copies. Certain types of correspondence may continue to be delivered by the United States Postal Service for compliance reasons. Registration on Jackson’s website (www.jackson.com) is required for electronic delivery of contract-related correspondence. Please write legibly. Fold Here Signature: Date: Signature: Date: E-mail address: I (We) will notify Jackson of any change to this e-mail address. Name: Address: City: State: ZIP: Policy Number Owner’s State of Residence Phone Number – – The computer hardware and software requirements that are necessary to receive, process and retain electronic communications that are subject to this consent are as follows: To view and download material electronically, you must have a computer with Internet access, an active e-mail account and Adobe Acrobat Reader. If you don’t already have Adobe Acrobat Reader, you can download it free from www.adobe.com. There is no charge for electronic delivery of electronic communications, although you may incur the costs of Internet access and of such computer and related hardware and software as may be necessary for you to receive, process and retain electronic communications from Jackson. Please make certain you have given Jackson a current e-mail address. Also let Jackson know if that e-mail address changes. We may need to notify you of a document’s availability through e-mail. You may request paper copies, whether or not you consent or revoke your consent to electronic delivery, at any time and for no charge. Even if you have given us consent, we are not required to make electronic delivery and we have the right to deliver any communications in paper form. Tape Here VADV6414 06/18 SEMI-ANNUAL REPORT (UNAUDITED) June 30, 2018 JNL® Series Trust • Master Feeder Funds and Funds of Funds This report is for the general information of qualified plan participants, as well as contract/policy owners of the PerspectiveSM, Perspective II®, Perspective AdvisorsSM, Perspective AdvisorySM, Perspective Advisory (New York), Perspective Advisory IISM, Perspective Advisors IISM, Perspective L Series, Perspective Rewards®, CuriangardSM, Perspective AdvantageSM, Perspective Focus®, Private Wealth ShieldSM, Fifth Third Perspective, Retirement Latitudes®, Elite Access Advisory, Elite Access Advisory (New York), Elite Access®, Perspective (New York), Perspective II (New York), Perspective Advisors II (New York), Perspective L Series (New York), Curiangard (New York), Perspective Advisors (New York), Perspective Advisory II (New York), Perspective Focus (New York), Perspective Rewards (New York) and Elite Access (New York). Not all the portfolios are available in all of the products. Jackson is the marketing name for Jackson National Life Insurance Company (Home Office: Lansing, Michigan) and Jackson National Life Insurance Company of New York® (Home Office: Purchase, New York). Issued by Jackson National Life Insurance Company 1 Corporate Way, Lansing, MI 48951

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JNL Series Trust Master Feeder Funds and Funds of Funds

June 30, 2018

President’s Letter	1

JNL Series Trust Master Feeder Funds and Funds of Funds including: JNL/American Funds® Balanced Fund, JNL/American Funds Blue Chip Income and Growth Fund, JNL/American Funds Global Bond Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds Growth-Income Fund, JNL/American Funds International Fund, JNL/American Funds New World Fund, JNL/Vanguard Capital Growth Fund, JNL/Vanguard Equity Income Fund, JNL/Vanguard International Fund, JNL/Vanguard Small Company Growth Fund, JNL Institutional Alt 25 Fund, JNL Institutional Alt 50 Fund, JNL/American Funds Moderate Growth Allocation Fund, JNL/American Funds Growth Allocation Fund, JNL Moderate Growth Allocation Fund, JNL Growth Allocation Fund, JNL Aggressive Growth Allocation Fund, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital 10 x 10 Fund, JNL/Mellon Capital Index 5 Fund, JNL/MMRS Conservative Fund, JNL/MMRS Growth Fund, JNL/MMRS Moderate Fund, JNL/S&P 4 Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/Vanguard US Stock Market Index Fund, JNL/Vanguard International Stock Market Index Fund, JNL/Vanguard Global Bond Market Index Fund

JNL Series Trust Supplements to Prospectus

JNL Series Trust Master Feeder Funds and Funds of Funds

June 30, 2018

President’s Letter

Dear Investor,

Enclosed is the semi-annual report for the JNL Series Trust Master Feeder Funds and Funds of Funds for the six months ended June 30, 2018.

The stock market’s low volatility run ended during the first half of 2018. After surging out of the gate to start the year, stocks corrected sharply beginning the last few days of January, with the S&P 500 Index dropping more than 9% from its high by February 8. The sell-off was likely sparked by a steady uptick in long-term bond yields that raised concerns of higher borrowing costs for companies and governments, exacerbated by a violent unwinding of low volatility trades that bet on the docile market environment continuing. Stocks quickly rebounded off their lows only to run into the twin buzz saw of tariff announcements from the Trump administration and privacy issues at Facebook in March, the latter feeding a chain reaction of other market-leading tech names coming under pressure as well.

U.S. stocks moved mostly higher during the second quarter as companies generally delivered solid earnings growth amid a positive economic backdrop. While economic data is still strong and has been supported by fiscal stimulus in the form of tax cuts and de-regulation, there are clouds forming on the horizon. Moderating growth in Europe and China, coupled with fears of a developing trade dispute led to heightened volatility toward the end of the quarter that exacted a toll on emerging markets.

Against this backdrop, the S&P 500 Index posted a decent gain of 2.65% during the first six-months of 2018. Small-cap stocks surged ahead in May after a relatively weak first quarter to significantly outperform both mid- and large-caps. Similar to the first half of 2017, growth stocks greatly outpaced value-oriented stocks (as measured by the MSCI series of indexes) by roughly 600 basis points (bps) among mid-caps to more than a 1000 bps for large-caps, while small-value stocks surged during the second quarter small-cap rally to narrow the gap with small-growth names to just over 500 bps. Heightened volatility contributed to a significant dispersion of returns on a sector and stock level, with the technology and consumer discretionary sectors posting double-digit gains as areas like consumer staples and telecommunication services each lost more than 8%. Consumer discretionary was the most consistent performing area, powered by e-commerce disruptors like Amazon and Netflix, though that may change in the future as Standard and Poor’s (S&P) reconfigures its sectors at the end of September with several tech and discretionary names heading to a new Communications Services sector. Financials were a consistent underperformer as many financial firms have yet to convince investors of their post-financial crisis growth potential despite being able to benefit from higher interest rates. Finally, the energy sector surged in April to rebound from a weak first quarter in a delayed reaction to a spike in oil prices to finish the first half of the year among the top-performing areas.

Foreign equity markets lost ground during the period, dragged down by a stronger U.S. dollar and moderating economic growth overseas. Emerging markets soared in January to start the year, and somewhat unusually held onto those gains through the February sell-off, only to get clobbered in June by the dollar and weakness in China. By the end, the MSCI Emerging Markets Index had dropped 6.60% in the first six months of 2018. The MSCI EAFE (Europe, Australasia & Far East) Index, representing developed market international equites, lost 2.40% as slower-than-expected growth and political fears in May surrounding Italy’s new populist government coalition sent European stocks tumbling.

Bonds struggled for much of the first half of the year as investors sensed a potential end to the 30-year bull market in fixed income as interest rates continued their rise from their near-zero levels. The Bloomberg Barclays U.S. Aggregate Bond Index returned -1.62% during the period, with interest-rate sensitive investment grade corporate credit and government bonds the biggest laggards. Treasury Inflation-Protected Securities (TIPS) and high yield bonds finished roughly flat, the former supported by rising inflation expectations and the latter from relatively more attractive yields, though high yield valuations appear stretched. Global bond results tracked the turbulence within emerging markets—a strong first quarter followed by a second quarter downturn—in finishing down 1.46% as local currency emerging market debt followed equities down sharply.

Liquid alternative investments delivered negative results as well, with the Wilshire Liquid Alternative Index returning -1.55%. The lone bright spot was the Event Driven component of the index, which gained ground amid a surge of merger and acquisition activity that benefitted merger arbitrage and other capital event strategies. The Global Macro segment was the biggest laggard, suffering from the downturn overseas and a lack of consistent trends for managed futures strategies.

Looking ahead to the remainder of 2018, the old Wall Street adage about stocks climbing a “Wall of Worry” appears to be ringing true. Despite solid economic growth, strong corporate earnings, and supportive fiscal policy, market sentiment seems to be waning. Although things are looking good for now, uncertainty surrounding escalating tariffs, and at what point they might disrupt global trade, plus tightening monetary policy in the U.S. support a measured approach. Markets are moving towards a clearer distinction between winners and losers as the wide disparity in returns among sectors and within industries is becoming more notable. While fear and volatility can be uncomfortable, they can also lead to mispriced securities which in turn can lead to chances for active managers to stand out from the passive pack by identifying true value or sustainable growth at the company level. Still, we would caution investors to prepare for a variety of scenarios by building fully diversified portfolios to help dampen the impact of potential shocks to the market while still benefitting from potential long-term appreciation.

Thank you for choosing Jackson for your investment needs.

Mark D. Nerud

President and Chief Executive Officer

JNL Series Trust

1

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited) Schedules of Investments June 30, 2018

JNL/American Funds® Balanced Fund

Composition as of June 30, 2018:
Global Balanced	100.0%
Total Investments	100.0%

JNL/American Funds Blue Chip Income and Growth Fund

Composition as of June 30, 2018:
Domestic Equity	100.0%
Total Investments	100.0%

JNL/American Funds Global Bond Fund

Composition as of June 30, 2018:
Global Fixed Income	100.0%
Total Investments	100.0%

JNL/American Funds Global Small Capitalization Fund

Composition as of June 30, 2018:
Global Equity	100.0%
Total Investments	100.0%

JNL/American Funds Growth-Income Fund

Composition as of June 30, 2018:
Domestic Equity	100.0%
Total Investments	100.0%

JNL/American Funds International Fund

Composition as of June 30, 2018:
International Equity	100.0%
Total Investments	100.0%

JNL/American Funds New World Fund

Composition as of June 30, 2018:
Emerging Markets Equity	100.0%
Total Investments	100.0%

JNL/Vanguard Capital Growth Fund

Composition as of June 30, 2018:
Domestic Equity	100.0%
Total Investments	100.0%

JNL/Vanguard Equity Income Fund

Composition as of June 30, 2018:
Domestic Equity	100.0%
Total Investments	100.0%

JNL/Vanguard International Fund

Composition as of June 30, 2018:
International Equity	100.0%
Total Investments	100.0%

JNL/Vanguard Small Company Growth Fund

Composition as of June 30, 2018:
Domestic Equity	100.0%
Total Investments	100.0%

JNL Institutional Alt 25 Fund

Composition as of June 30, 2018:
Alternative	25.1%
Domestic Equity	29.5
Domestic Fixed Income	16.7
Emerging Markets Equity	5.5
Global Equity	3.4
Global Fixed Income	3.0
International Equity	13.3
International Fixed Income	3.5
Total Investments	100.0%

JNL Institutional Alt 50 Fund

Composition as of June 30, 2018:
Alternative	50.2%
Domestic Equity	18.8
Domestic Fixed Income	13.7
Emerging Markets Equity	3.5
Global Equity	1.9
Global Fixed Income	2.2
International Equity	7.4
International Fixed Income	2.3
Total Investments	100.0%

JNL/American Funds Moderate Growth Allocation Fund

Composition as of June 30, 2018:
Domestic Equity	31.6%
Domestic Fixed Income	35.3
Emerging Markets Equity	3.9
Global Equity	19.6
International Equity	5.2
International Fixed Income	4.4
Total Investments	100.0%

JNL/American Funds Growth Allocation

Composition as of June 30, 2018:
Domestic Equity	39.2%
Domestic Fixed Income	17.6
Emerging Markets Equity	5.9
Global Equity	29.1
International Equity	6.0
International Fixed Income	2.2
Total Investments	100.0%

JNL/DFA Growth Allocation Fund

Composition as of June 30, 2018:
Alternative	4.0%
Domestic Equity	42.2
Domestic Fixed Income	18.0
Emerging Markets Equity	8.0
International Equity	27.8
Total Investments	100.0%

JNL/DFA Moderate Growth Allocation Fund

Composition as of June 30, 2018:
Alternative	3.1%
Domestic Equity	33.8
Domestic Fixed Income	37.4
Emerging Markets Equity	6.0
International Equity	19.7
Total Investments	100.0%

JNL Moderate Growth Allocation Fund

Composition as of June 30, 2018:
Alternative	7.2%
Domestic Balanced	11.4
Domestic Equity	23.8
Domestic Fixed Income	25.3
Emerging Markets Equity	6.5
Global Equity	2.9
Global Fixed Income	3.5
International Equity	16.1
International Fixed Income	3.3
Total Investments	100.0%

JNL Growth Allocation Fund

Composition as of June 30, 2018:
Alternative	7.2%
Domestic Balanced	7.6
Domestic Equity	32.9
Domestic Fixed Income	12.7
Emerging Markets Equity	9.1
Global Equity	4.9
Global Fixed Income	2.0
International Equity	21.6
International Fixed Income	2.0
Total Investments	100.0%

JNL Aggressive Growth Allocation Fund

Composition as of June 30, 2018:
Alternative	7.8%
Domestic Equity	40.3
Domestic Fixed Income	6.6
Emerging Markets Equity	10.6
Global Equity	8.8
Global Fixed Income	1.2
International Equity	23.7
International Fixed Income	1.0
Total Investments	100.0%

JNL/Franklin Templeton Founding Strategy Fund

Composition as of June 30, 2018:
Domestic Balanced	33.5%
Global Equity	66.5
Total Investments	100.0%

JNL/Mellon Capital 10 x 10 Fund

Composition as of June 30, 2018:
Domestic Equity	80.4%
Domestic Fixed Income	9.9
International Equity	9.7
Total Investments	100.0%

JNL/Mellon Capital Index 5 Fund

Composition as of June 30, 2018:
Domestic Equity	60.3%
Domestic Fixed Income	20.0
International Equity	19.7
Total Investments	100.0%

JNL/MMRS Conservative Fund

Composition as of June 30, 2018:
Domestic Equity	29.5%
Domestic Fixed Income	51.5
Emerging Markets Equity	5.2
Global Equity	3.3
Global Fixed Income	5.1
International Equity	5.4
Total Investments	100.0%

JNL/MMRS Growth Fund

Composition as of June 30, 2018:
Domestic Equity	66.9%
Domestic Fixed Income	4.9
Emerging Markets Equity	11.3
Global Equity	4.7
Global Fixed Income	0.6
International Equity	11.6
Total Investments	100.0%

JNL/MMRS Moderate Fund

Composition as of June 30, 2018:
Domestic Equity	47.6%
Domestic Fixed Income	28.9
Emerging Markets Equity	5.4
Global Equity	3.4
Global Fixed Income	3.5
International Equity	11.2
Total Investments	100.0%

JNL/S&P 4 Fund

Composition as of June 30, 2018:
Domestic Equity	100.0%
Total Investments	100.0%

JNL/S&P Managed Conservative Fund

Composition as of June 30, 2018:

See accompanying Notes to Financial Statements.

2

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited) Schedules of Investments June 30, 2018

Alternative	3.1%
Domestic Equity	15.0
Domestic Fixed Income	69.1
Global Equity	0.8
Global Fixed Income	7.0
International Equity	3.0
International Fixed Income	2.0
Total Investments	100.0%

JNL/S&P Managed Moderate Fund

Composition as of June 30, 2018:
Alternative	3.6%
Domestic Equity	31.7
Domestic Fixed Income	48.0
Emerging Markets Equity	1.4
Global Equity	1.1
Global Fixed Income	7.1
International Equity	5.1
International Fixed Income	2.0
Total Investments	100.0%

JNL/S&P Managed Moderate Growth Fund

Composition as of June 30, 2018:
Alternative	4.1%
Domestic Equity	46.6
Domestic Fixed Income	30.0
Emerging Markets Equity	3.1
Global Equity	3.3
Global Fixed Income	4.9
International Equity	6.1
International Fixed Income	1.9
Total Investments	100.0%

JNL/S&P Managed Growth Fund

Composition as of June 30, 2018:
Alternative	3.8%
Domestic Equity	62.4
Domestic Fixed Income	14.6
Emerging Markets Equity	4.3
Global Equity	5.8
International Equity	7.2
International Fixed Income	1.9
Total Investments	100.0%

JNL/S&P Managed Aggressive Growth Fund

Composition as of June 30, 2018:
Alternative	3.8%
Domestic Equity	68.7
Domestic Fixed Income	6.3
Emerging Markets Equity	5.2
Global Equity	6.1
International Equity	9.0
International Fixed Income	0.9
Total Investments	100.0%

JNL/Vanguard Global Bond Market Index Fund

Composition as of June 30, 2018:
Domestic Fixed Income	50.0%
International Fixed Income	50.0
Total Investments	100.0%

JNL/Vanguard International Stock Market Index Fund

Composition as of June 30, 2018:
International Equity	100.0%
Total Investments	100.0%

JNL/Vanguard US Stock Market Index Fund

Composition as of June 30, 2018:
Domestic Equity	100.0%
Total Investments	100.0%

See accompanying Notes to Financial Statements.

3

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares	Value ($)
JNL/American Funds Balanced Fund
INVESTMENT COMPANIES 100.0%
Global Balanced 100.0%
American Funds Insurance Series - Asset Allocation Fund - Class 1	42,598	974,641
Total Investment Companies (cost $986,748)		974,641
Total Investments 100.0% (cost $986,748)		974,641
Other Assets and Liabilities, Net (0.0)%		(188)
Total Net Assets 100.0%		974,453

JNL/American Funds Blue Chip Income and Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1 (a)	240,913	3,334,238
Total Investment Companies (cost $3,099,948)		3,334,238
Total Investments 100.0% (cost $3,099,948)		3,334,238
Other Assets and Liabilities, Net (0.0)%		(1,088)
Total Net Assets 100.0%		3,333,150

(a)  Investment in affiliate.

JNL/American Funds Global Bond Fund
INVESTMENT COMPANIES 100.0%
Global Fixed Income 100.0%
American Funds Insurance Series - Global Bond Fund - Class 1 (a)	47,614	553,746
Total Investment Companies (cost $571,489)		553,746
Total Investments 100.0% (cost $571,489)		553,746
Other Assets and Liabilities, Net (0.0)%		(158)
Total Net Assets 100.0%		553,588

(a)  Investment in affiliate.

JNL/American Funds Global Small Capitalization Fund
INVESTMENT COMPANIES 100.0%
Global Equity 100.0%
American Funds Insurance Series - Global Small Capitalization Fund - Class 1 (a)	29,076	739,410
Total Investment Companies (cost $694,670)		739,410
Total Investments 100.0% (cost $694,670)		739,410
Other Assets and Liabilities, Net (0.0)%		(224)
Total Net Assets 100.0%		739,186

(a)  Investment in affiliate.

JNL/American Funds Growth-Income Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Growth-Income Fund - Class 1 (a)	129,996	6,481,590
Total Investment Companies (cost $5,935,393)		6,481,590
Total Investments 100.0% (cost $5,935,393)		6,481,590
Other Assets and Liabilities, Net (0.0)%		(2,382)
Total Net Assets 100.0%		6,479,208

(a)  Investment in affiliate.

JNL/American Funds International Fund
INVESTMENT COMPANIES 100.0%
International Equity 100.0%
American Funds Insurance Series - International Fund - Class 1 (a)	100,352	2,074,281
Total Investment Companies (cost $1,952,244)		2,074,281
Total Investments 100.0% (cost $1,952,244)		2,074,281
Other Assets and Liabilities, Net (0.0)%		(744)
Total Net Assets 100.0%		2,073,537

(a)  Investment in affiliate.

	Shares	Value ($)
JNL/American Funds New World Fund
INVESTMENT COMPANIES 100.0%
Emerging Markets Equity 100.0%
American Funds Insurance Series - New World Fund - Class 1 (a)	58,261	1,376,137
Total Investment Companies (cost $1,304,693)		1,376,137
Total Investments 100.0% (cost $1,304,693)		1,376,137
Other Assets and Liabilities, Net (0.0)%		(518)
Total Net Assets 100.0%		1,375,619

(a)  Investment in affiliate.

JNL/Vanguard Capital Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
Vanguard Variable Insurance Fund - Capital Growth Portfolio (a)	5,206	184,544
Total Investment Companies (cost $183,976)		184,544
Total Investments 100.0% (cost $183,976)		184,544
Other Assets and Liabilities, Net (0.0)%		(54)
Total Net Assets 100.0%		184,490

(a)  Investment in affiliate.

JNL/Vanguard Equity Income Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
Vanguard Variable Insurance Fund - Equity Income Portfolio (a)	4,361	97,164
Total Investment Companies (cost $102,936)		97,164
Total Investments 100.0% (cost $102,936)		97,164
Other Assets and Liabilities, Net (0.0)%		(28)
Total Net Assets 100.0%		97,136

(a)  Investment in affiliate.

JNL/Vanguard International Fund
INVESTMENT COMPANIES 100.0%
International Equity 100.0%
Vanguard Variable Insurance Fund - International Portfolio (a)	15,444	424,857
Total Investment Companies (cost $436,059)		424,857
Total Investments 100.0% (cost $436,059)		424,857
Other Assets and Liabilities, Net (0.0)%		(124)
Total Net Assets 100.0%		424,733

(a)  Investment in affiliate.

JNL/Vanguard Small Company Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
Vanguard Variable Insurance Fund - Small Company Growth Portfolio (a)	5,609	134,288
Total Investment Companies (cost $134,236)		134,288
Total Investments 100.0% (cost $134,236)		134,288
Other Assets and Liabilities, Net (0.0)%		(37)
Total Net Assets 100.0%		134,251

(a)  Investment in affiliate.

JNL Institutional Alt 25 Fund
INVESTMENT COMPANIES 100.0%
Alternative 25.1%
JNL Multi-Manager Alternative Fund - Class I (8.7%) (a)	9,133	92,336
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I (8.1%) (a)	3,587	45,156
JNL/AQR Managed Futures Strategy Fund - Class I (19.7%) (a)	8,642	68,619
JNL/BlackRock Global Long Short Credit Fund - Class I (20.5%) (a)	3,182	30,708
JNL/Boston Partners Global Long Short Equity Fund - Class I (23.4%) (a)	12,166	128,837

See accompanying Notes to Financial Statements.

4

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares	Value ($)
JNL/Brookfield Global Infrastructure and MLP Fund - Class I (2.5%) (a)	1,688	23,288
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I (19.9%) (a)	7,920	76,033
JNL/Invesco Global Real Estate Fund - Class I (3.7%) (a)	6,154	62,154
JNL/Mellon Capital Real Estate Sector Fund - Class I (20.6%) (a)	3,070	31,800
JNL/Neuberger Berman Currency Fund - Class I (41.2%) (a)	3,047	30,862
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class I (21.8%) (a)	3,267	37,829
JNL/Nicholas Convertible Arbitrage Fund - Class I (18.0%) (a)	2,999	30,797
JNL/PPM America Long Short Credit Fund - Class I (29.3%) (a)	4,311	38,583
JNL/Westchester Capital Event Driven Fund - Class I (31.5%) (a)	6,636	70,479
		767,481
Domestic Equity 29.5%
JNL Multi-Manager Mid Cap Fund - Class I (17.0%) (a)	12,594	161,075
JNL Multi-Manager Small Cap Growth Fund - Class I (1.1%) (a)	739	23,013
JNL Multi-Manager Small Cap Value Fund - Class I (2.5%) (a)	1,952	30,688
JNL/DFA U.S. Small Cap Fund - Class I (16.9%) (a)	1,352	14,721
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (11.5%) (a)	11,421	175,994
JNL/Mellon Capital S&P 500 Index Fund - Class I (0.9%) (a)	3,004	69,127
JNL/T. Rowe Price Established Growth Fund - Class I (1.6%) (a)	3,093	153,874
JNL/T. Rowe Price Value Fund - Class I (3.8%) (a)	10,300	183,555
JNL/The London Company Focused U.S. Equity Fund - Class I (78.8%) (a)	5,994	91,833
		903,880
Domestic Fixed Income 16.7%
JNL/Crescent High Income Fund - Class I (5.2%) (a)	2,854	30,882
JNL/DoubleLine Core Fixed Income Fund - Class I (2.2%) (a)	6,154	84,867
JNL/DoubleLine Total Return Fund - Class I (6.6%) (a)	12,844	139,489
JNL/PIMCO Income Fund - Class I (8.2%) (a)	7,735	77,197
JNL/PIMCO Real Return Fund - Class I (1.6%) (a)	3,093	31,055
JNL/PPM America Total Return Fund - Class I (6.5%) (a)	6,567	77,355
JNL/Scout Unconstrained Bond Fund - Class I (10.3%) (a)	7,039	69,542
		510,387
Emerging Markets Equity 5.5%
JNL/GQG Emerging Markets Equity Fund - Class I (16.5%) (a)	7,876	77,657
JNL/Lazard Emerging Markets Fund - Class I (5.4%) (a)	4,692	47,580
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I (7.6%) (a)	3,751	42,724
		167,961
Global Equity 3.4%
JNL/Harris Oakmark Global Equity Fund - Class I (10.2%) (a)	9,187	104,821
Global Fixed Income 3.0%
JNL/Franklin Templeton Global Multisector Bond Fund - Class I (5.4%) (a)	8,534	90,541
International Equity 13.3%
JNL/Causeway International Value Select Fund - Class I (11.4%) (a)	12,090	201,789
JNL/WCM Focused International Equity Fund - Class I (13.5%) (a)	13,945	206,525
		408,314
	Shares	Value ($)
International Fixed Income 3.5%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (19.7%) (a)	9,964	107,414
Total Investment Companies (cost $2,975,462)		3,060,799
Total Investments 100.0% (cost $2,975,462)		3,060,799
Other Assets and Liabilities, Net (0.0)%		(757)
Total Net Assets 100.0%		3,060,042

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2018 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Institutional Alt 50 Fund
INVESTMENT COMPANIES 100.0%
Alternative 50.2%
JNL Multi-Manager Alternative Fund - Class I (16.3%) (a)	17,053	172,411
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I (19.8%) (a)	8,744	110,091
JNL/AQR Managed Futures Strategy Fund - Class I (34.0%) (a)	14,920	118,468
JNL/BlackRock Global Long Short Credit Fund - Class I (35.3%) (a)	5,496	53,037
JNL/Boston Partners Global Long Short Equity Fund - Class I (45.4%) (a)	23,580	249,715
JNL/Brookfield Global Infrastructure and MLP Fund - Class I (2.8%) (a)	1,944	26,833
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I (37.9%) (a)	15,119	145,147
JNL/Invesco Global Real Estate Fund - Class I (4.3%) (a)	7,275	73,476
JNL/Mellon Capital Real Estate Sector Fund - Class I (26.5%) (a)	3,945	40,870
JNL/Neuberger Berman Currency Fund - Class I (35.5%) (a)	2,625	26,590
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class I (37.5%) (a)	5,631	65,203
JNL/Nicholas Convertible Arbitrage Fund - Class I (31.0%) (a)	5,165	53,049
JNL/PPM America Long Short Credit Fund - Class I (50.5%) (a)	7,431	66,503
JNL/Westchester Capital Event Driven Fund - Class I (54.1%) (a)	11,389	120,951
		1,322,344
Domestic Equity 18.8%
JNL Multi-Manager Mid Cap Fund - Class I (6.3%) (a)	4,640	59,341
JNL Multi-Manager Small Cap Growth Fund - Class I (0.6%) (a)	421	13,101
JNL Multi-Manager Small Cap Value Fund - Class I (1.6%) (a)	1,255	19,736
JNL/DFA U.S. Small Cap Fund - Class I (2.2%) (a)	177	1,927
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (7.3%) (a)	7,249	111,701
JNL/Mellon Capital S&P 500 Index Fund - Class I (0.6%) (a)	2,295	52,817
JNL/T. Rowe Price Established Growth Fund - Class I (1.1%) (a)	2,253	112,087
JNL/T. Rowe Price Value Fund - Class I (2.6%) (a)	7,028	125,234
		495,944
Domestic Fixed Income 13.7%
JNL/Crescent High Income Fund - Class I (3.3%) (a)	1,844	19,947
JNL/DoubleLine Core Fixed Income Fund - Class I (1.6%) (a)	4,353	60,023
JNL/DoubleLine Total Return Fund - Class I (4.4%) (a)	8,608	93,481
JNL/PIMCO Income Fund - Class I (5.6%) (a)	5,341	53,303
JNL/PIMCO Real Return Fund - Class I (1.4%) (a)	2,665	26,759
JNL/PPM America Total Return Fund - Class I (4.5%) (a)	4,529	53,351
JNL/Scout Unconstrained Bond Fund - Class I (7.9%) (a)	5,399	53,340
		360,204
Emerging Markets Equity 3.5%
JNL/GQG Emerging Markets Equity Fund - Class I (9.2%) (a)	4,372	43,109

See accompanying Notes to Financial Statements.

5

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares	Value ($)
JNL/Lazard Emerging Markets Fund - Class I (2.7%) (a)	2,339	23,719
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I (4.4%) (a)	2,166	24,668
		91,496
Global Equity 1.9%
JNL/Harris Oakmark Global Equity Fund - Class I (5.0%) (a)	4,531	51,696
Global Fixed Income 2.2%
JNL/Franklin Templeton Global Multisector Bond Fund - Class I (3.5%) (a)	5,547	58,853
International Equity 7.4%
JNL/Causeway International Value Select Fund - Class I (5.5%) (a)	5,799	96,780
JNL/WCM Focused International Equity Fund - Class I (6.4%) (a)	6,656	98,574
		195,354
International Fixed Income 2.3%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (10.9%) (a)	5,543	59,752
Total Investment Companies (cost $2,585,485)		2,635,643
Total Investments 100.0% (cost $2,585,485)		2,635,643
Other Assets and Liabilities, Net (0.0)%		(679)
Total Net Assets 100.0%		2,634,964

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2018 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/American Funds Moderate Growth Allocation Fund
INVESTMENT COMPANIES 99.9%
Domestic Equity 31.6%
American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1	17,054	236,022
American Funds Insurance Series - Growth Fund - Class 1	2,838	219,535
American Funds Insurance Series - Growth-Income Fund - Class 1	5,306	264,545
		720,102
Domestic Fixed Income 35.3%
American Funds American High-Income Trust - Class R-6	8,966	90,918
American Funds Bond Fund of America - Class R-6	35,439	444,754
American Funds Inflation Linked Bond Fund - Class R-6	5,901	57,243
American Intermediate Bond Fund of America - Class R-6	16,057	210,663
		803,578
Emerging Markets Equity 3.9%
American Funds New World Fund - Class R-6	1,360	88,640
Global Equity 19.5%
American Funds Capital World Growth and Income Fund - Class R-6	1,000	50,815
American Funds Insurance Series - Global Growth Fund - Class 1	6,151	180,717
American Funds Insurance Series - International Growth and Income Fund - Class 1 (a)	7,085	122,779
American Funds SMALLCAP World Fund - Class R-6	1,532	90,918
		445,229
International Equity 5.2%
American Funds Insurance Series - International Fund - Class 1	5,704	117,906
International Fixed Income 4.4%
American Funds Emerging Markets Bond Fund - Class R-6 (a)	10,453	99,933
Total Investment Companies (cost $2,216,344)		2,275,388
Total Investments 99.9% (cost $2,216,344)		2,275,388
Other Assets and Liabilities, Net 0.1%		1,465
Total Net Assets 100.0%		2,276,853

(a)  Investment in affiliate.

	Shares	Value ($)
JNL/American Funds Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 39.1%
American Funds Insurance Series - Growth Fund - Class 1	3,796	293,676
American Funds Insurance Series - Growth-Income Fund - Class 1	6,791	338,616
American Washington Mutual Investors Fund - Class R-6	6,645	294,840
		927,132
Domestic Fixed Income 17.6%
American Funds American High-Income Trust - Class R-6	4,680	47,459
American Funds Bond Fund of America - Class R-6	18,994	238,373
American Intermediate Bond Fund of America - Class R-6	9,978	130,910
		416,742
Emerging Markets Equity 5.9%
American Funds New World Fund - Class R-6	2,156	140,492
Global Equity 29.1%
American Funds Capital World Growth and Income Fund - Class R-6	2,667	135,462
American Funds Insurance Series - Global Growth Fund - Class 1	9,198	270,252
American Funds Insurance Series - International Growth and Income Fund - Class 1 (a)	8,195	142,029
American Funds SMALLCAP World Fund - Class R-6	2,384	141,431
		689,174
International Equity 6.0%
American Funds Insurance Series - International Fund - Class 1	6,845	141,488
International Fixed Income 2.3%
American Funds Emerging Markets Bond Fund - Class R-6 (a)	5,564	53,188
Total Investment Companies (cost $2,293,374)		2,368,216
Total Investments 100.0% (cost $2,293,374)		2,368,216
Other Assets and Liabilities, Net 0.0%		402
Total Net Assets 100.0%		2,368,618

(a)  Investment in affiliate.

JNL/DFA Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Alternative 4.0%
DFA International Real Estate Securities Portfolio - Institutional Class	253	1,301
DFA Real Estate Securities Portfolio - Institutional Class	112	3,939
		5,240
Domestic Equity 42.2%
DFA Enhanced U.S. Large Company Portfolio - Institutional Class	646	8,450
DFA U.S. Large Cap Value Portfolio - Institutional Class	222	8,447
DFA U.S. Large Company Portfolio - Institutional Class	1,218	25,689
DFA U.S. Small Cap Portfolio - Institutional Class	163	6,158
DFA U.S. Targeted Value Portfolio - Institutional Class	240	6,159
		54,903
Domestic Fixed Income 18.0%
DFA Investment Grade Portfolio - Institutional Class	1,240	12,996
DFA Short-Duration Real Return Portfolio - Institutional Class	197	1,949
DFA Short-Term Extended Quality Portfolio - Institutional Class	791	8,446
		23,391
Emerging Markets Equity 8.0%
DFA Emerging Markets Portfolio - Institutional Class	186	5,227
DFA Emerging Markets Small Cap Portfolio - Institutional Class	238	5,200
		10,427

See accompanying Notes to Financial Statements.

6

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares	Value ($)
International Equity 27.8%
DFA International Core Equity Portfolio - Institutional Class	1,967	27,425
DFA International Small Cap Value Portfolio - Institutional Class	405	8,781
		36,206
Total Investment Companies (cost $130,191)		130,167
Total Investments 100.0% (cost $130,191)		130,167
Other Assets and Liabilities, Net (0.0)%		(40)
Total Net Assets 100.0%		130,127

JNL/DFA Moderate Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Alternative 3.1%
DFA International Real Estate Securities Portfolio - Institutional Class	217	1,114
DFA Real Estate Securities Portfolio - Institutional Class	66	2,302
		3,416
Domestic Equity 33.8%
DFA Enhanced U.S. Large Company Portfolio - Institutional Class	422	5,522
DFA U.S. Large Cap Value Portfolio - Institutional Class	152	5,781
DFA U.S. Large Company Portfolio - Institutional Class	838	17,686
DFA U.S. Small Cap Portfolio - Institutional Class	109	4,107
DFA U.S. Targeted Value Portfolio - Institutional Class	170	4,381
		37,477
Domestic Fixed Income 37.4%
DFA Intermediate Term Extended Quality Portfolio - Institutional Class	435	4,462
DFA Investment Grade Portfolio - Institutional Class	1,864	19,530
DFA Short-Duration Real Return Portfolio - Institutional Class	337	3,342
DFA Short-Term Extended Quality Portfolio - Institutional Class	1,329	14,196
		41,530
Emerging Markets Equity 6.0%
DFA Emerging Markets Portfolio - Institutional Class	119	3,326
DFA Emerging Markets Small Cap Portfolio - Institutional Class	150	3,288
		6,614
International Equity 19.7%
DFA International Core Equity Portfolio - Institutional Class	1,211	16,884
DFA International Small Cap Value Portfolio - Institutional Class	229	4,971
		21,855
Total Investment Companies (cost $111,500)		110,892
Total Investments 100.0% (cost $111,500)		110,892
Other Assets and Liabilities, Net (0.0)%		(35)
Total Net Assets 100.0%		110,857

JNL Moderate Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Alternative 7.2%
JNL Multi-Manager Alternative Fund - Class I (6.4%) (a)	6,653	67,257
JNL/Boston Partners Global Long Short Equity Fund - Class I (4.4%) (a)	2,265	23,983
JNL/Brookfield Global Infrastructure and MLP Fund - Class I (1.1%) (a)	758	10,464
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I (7.9%) (a)	3,138	30,125
JNL/Invesco Global Real Estate Fund - Class I (1.1%) (a)	1,846	18,647
JNL/Mellon Capital Real Estate Sector Fund - Class I (8.3%) (a)	1,239	12,839
	Shares	Value ($)
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class I (6.9%) (a)	1,039	12,031
		175,346
Domestic Balanced 11.4%
JNL/FPA + DoubleLine Flexible Allocation Fund - Class I (4.6%) (a)	7,268	91,577
JNL/T. Rowe Price Capital Appreciation Fund - Class I (6.0%) (a)	12,615	185,193
		276,770
Domestic Equity 23.8%
JNL Multi-Manager Mid Cap Fund - Class I (10.4%) (a)	7,667	98,058
JNL Multi-Manager Small Cap Growth Fund - Class I (1.2%) (a)	797	24,802
JNL Multi-Manager Small Cap Value Fund - Class I (2.5%) (a)	1,960	30,812
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (6.4%) (a)	6,357	97,956
JNL/Invesco Diversified Dividend Fund - Class I (13.0%) (a)	7,300	73,946
JNL/Mellon Capital S&P 500 Index Fund - Class I (0.6%) (a)	2,134	49,106
JNL/T. Rowe Price Established Growth Fund - Class I (1.1%) (a)	2,108	104,878
JNL/T. Rowe Price Value Fund - Class I (2.0%) (a)	5,458	97,262
		576,820
Domestic Fixed Income 25.3%
JNL/Crescent High Income Fund - Class I (7.2%) (a)	3,960	42,844
JNL/DoubleLine Core Fixed Income Fund - Class I (2.3%) (a)	6,237	86,003
JNL/DoubleLine Total Return Fund - Class I (7.0%) (a)	13,643	148,166
JNL/PIMCO Credit Income Fund - Class I (17.8%) (a)	6,987	79,372
JNL/PIMCO Income Fund - Class I (8.4%) (a)	7,983	79,670
JNL/PIMCO Real Return Fund - Class I (1.3%) (a)	2,455	24,645
JNL/PPM America Total Return Fund - Class I (6.7%) (a)	6,795	80,045
JNL/Scout Unconstrained Bond Fund - Class I (10.9%) (a)	7,453	73,639
		614,384
Emerging Markets Equity 6.5%
JNL/GQG Emerging Markets Equity Fund - Class I (14.8%) (a)	7,081	69,820
JNL/Lazard Emerging Markets Fund - Class I (5.0%) (a)	4,316	43,769
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I (8.1%) (a)	3,974	45,267
		158,856
Global Equity 2.9%
JNL/Harris Oakmark Global Equity Fund - Class I (6.9%) (a)	6,255	71,368
Global Fixed Income 3.5%
JNL/Franklin Templeton Global Multisector Bond Fund - Class I (4.9%) (a)	7,886	83,667
International Equity 16.1%
JNL/Causeway International Value Select Fund - Class I (10.0%) (a)	10,604	176,985
JNL/Mellon Capital International Index Fund - Class I (1.2%) (a)	1,517	23,888
JNL/WCM Focused International Equity Fund - Class I (12.3%) (a)	12,767	189,073
		389,946
International Fixed Income 3.3%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (14.5%) (a)	7,347	79,207
Total Investment Companies (cost $2,367,711)		2,426,364
Total Investments 100.0% (cost $2,367,711)		2,426,364
Other Assets and Liabilities, Net (0.0)%		(548)
Total Net Assets 100.0%		2,425,816

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2018 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

See accompanying Notes to Financial Statements.

7

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares	Value ($)
JNL Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Alternative 7.2%
JNL Multi-Manager Alternative Fund - Class I (5.3%) (a)	5,560	56,213
JNL/Boston Partners Global Long Short Equity Fund - Class I (5.6%) (a)	2,888	30,589
JNL/Brookfield Global Infrastructure and MLP Fund - Class I (1.0%) (a)	705	9,725
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I (6.4%) (a)	2,568	24,653
JNL/Invesco Global Real Estate Fund - Class I (1.5%) (a)	2,530	25,550
JNL/Mellon Capital Real Estate Sector Fund - Class I (12.9%) (a)	1,930	19,998
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class I (7.1%) (a)	1,069	12,375
		179,103
Domestic Balanced 7.6%
JNL/FPA + DoubleLine Flexible Allocation Fund - Class I (4.4%) (a)	6,933	87,357
JNL/T. Rowe Price Capital Appreciation Fund - Class I (3.3%) (a)	6,909	101,424
		188,781
Domestic Equity 32.9%
JNL Multi-Manager Mid Cap Fund - Class I (16.1%) (a)	11,894	152,127
JNL Multi-Manager Small Cap Growth Fund - Class I (1.5%) (a)	1,050	32,685
JNL Multi-Manager Small Cap Value Fund - Class I (3.1%) (a)	2,443	38,409
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (11.2%) (a)	11,066	170,528
JNL/Mellon Capital S&P 500 Index Fund - Class I (1.0%) (a)	3,573	82,218
JNL/T. Rowe Price Established Growth Fund - Class I (1.5%) (a)	2,962	147,359
JNL/T. Rowe Price Value Fund - Class I (4.0%) (a)	10,829	192,982
		816,308
Domestic Fixed Income 12.7%
JNL/Crescent High Income Fund - Class I (4.2%) (a)	2,328	25,187
JNL/DoubleLine Core Fixed Income Fund - Class I (1.3%) (a)	3,634	50,120
JNL/DoubleLine Total Return Fund - Class I (3.8%) (a)	7,543	81,918
JNL/PIMCO Credit Income Fund - Class I (12.6%) (a)	4,931	56,019
JNL/PIMCO Income Fund - Class I (3.9%) (a)	3,736	37,284
JNL/PIMCO Real Return Fund - Class I (1.3%) (a)	2,522	25,319
JNL/Scout Unconstrained Bond Fund - Class I (5.5%) (a)	3,802	37,563
		313,410
Emerging Markets Equity 9.1%
JNL/GQG Emerging Markets Equity Fund - Class I (21.3%) (a)	10,192	100,498
JNL/Lazard Emerging Markets Fund - Class I (7.1%) (a)	6,110	61,952
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I (11.4%) (a)	5,612	63,916
		226,366
Global Equity 4.9%
JNL/Harris Oakmark Global Equity Fund - Class I (11.8%) (a)	10,655	121,574
Global Fixed Income 2.0%
JNL/Franklin Templeton Global Multisector Bond Fund - Class I (2.9%) (a)	4,621	49,031
International Equity 21.6%
JNL/Causeway International Value Select Fund - Class I (13.7%) (a)	14,492	241,864
JNL/Mellon Capital International Index Fund - Class I (1.9%) (a)	2,326	36,630
JNL/WCM Focused International Equity Fund - Class I (16.8%) (a)	17,427	258,088
		536,582
	Shares	Value ($)
International Fixed Income 2.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (9.1%) (a)	4,601	49,599
Total Investment Companies (cost $2,397,627)		2,480,754
Total Investments 100.0% (cost $2,397,627)		2,480,754
Other Assets and Liabilities, Net (0.0)%		(536)
Total Net Assets 100.0%		2,480,218

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2018 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Aggressive Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Alternative 7.8%
JNL Multi-Manager Alternative Fund - Class I (3.4%) (a)	3,569	36,083
JNL/Boston Partners Global Long Short Equity Fund - Class I (3.6%) (a)	1,872	19,822
JNL/Brookfield Global Infrastructure and MLP Fund - Class I (0.7%) (a)	497	6,855
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I (3.1%) (a)	1,245	11,954
JNL/Invesco Global Real Estate Fund - Class I (1.2%) (a)	2,028	20,481
JNL/Mellon Capital Real Estate Sector Fund - Class I (11.0%) (a)	1,638	16,975
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class I (6.8%) (a)	1,028	11,900
		124,070
Domestic Equity 40.3%
JNL Multi-Manager Mid Cap Fund - Class I (11.1%) (a)	8,234	105,319
JNL Multi-Manager Small Cap Growth Fund - Class I (1.2%) (a)	800	24,898
JNL Multi-Manager Small Cap Value Fund - Class I (2.3%) (a)	1,821	28,625
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (9.0%) (a)	8,927	137,561
JNL/Mellon Capital S&P 500 Index Fund - Class I (0.7%) (a)	2,639	60,719
JNL/T. Rowe Price Established Growth Fund - Class I (1.4%) (a)	2,882	143,387
JNL/T. Rowe Price Value Fund - Class I (2.9%) (a)	7,836	139,640
		640,149
Domestic Fixed Income 6.6%
JNL/Crescent High Income Fund - Class I (2.0%) (a)	1,118	12,094
JNL/DoubleLine Core Fixed Income Fund - Class I (1.5%) (a)	4,097	56,503
JNL/DoubleLine Total Return Fund - Class I (1.7%) (a)	3,348	36,355
		104,952
Emerging Markets Equity 10.6%
JNL/GQG Emerging Markets Equity Fund - Class I (15.4%) (a)	7,351	72,479
JNL/Lazard Emerging Markets Fund - Class I (5.5%) (a)	4,702	47,680
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I (8.7%) (a)	4,285	48,805
		168,964
Global Equity 8.8%
JNL/Harris Oakmark Global Equity Fund - Class I (13.7%) (a)	12,304	140,394
Global Fixed Income 1.2%
JNL/Franklin Templeton Global Multisector Bond Fund - Class I (1.2%) (a)	1,868	19,817
International Equity 23.7%
JNL/Causeway International Value Select Fund - Class I (9.5%) (a)	10,040	167,567
JNL/Mellon Capital International Index Fund - Class I (1.4%) (a)	1,742	27,430
JNL/WCM Focused International Equity Fund - Class I (11.8%) (a)	12,227	181,090
		376,087

See accompanying Notes to Financial Statements.

8

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares	Value ($)
International Fixed Income 1.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (2.9%) (a)	1,486	16,018
Total Investment Companies (cost $1,534,023)		1,590,451
Total Investments 100.0% (cost $1,534,023)		1,590,451
Other Assets and Liabilities, Net (0.0)%		(351)
Total Net Assets 100.0%		1,590,100

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2018 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Franklin Templeton Founding Strategy Fund
INVESTMENT COMPANIES 100.0%
Domestic Balanced 33.5%
JNL/Franklin Templeton Income Fund - Class I (19.8%) (a)	39,912	460,188
Global Equity 66.5%
JNL/Franklin Templeton Global Fund - Class I (46.7%) (a)	39,621	456,040
JNL/Franklin Templeton Mutual Shares Fund - Class I (39.9%) (a)	39,258	457,749
		913,789
Total Investment Companies (cost $1,350,985)		1,373,977
Total Investments 100.0% (cost $1,350,985)		1,373,977
Other Assets and Liabilities, Net (0.0)%		(229)
Total Net Assets 100.0%		1,373,748

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2018 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon Capital 10 x 10 Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 80.4%
JNL/Mellon Capital JNL 5 Fund - Class I (6.6%) (a)	14,947	236,918
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class I (1.5%) (a)	2,089	47,627
JNL/Mellon Capital S&P 500 Index Fund - Class I (0.6%) (a)	2,069	47,601
JNL/Mellon Capital Small Cap Index Fund - Class I (1.9%) (a)	2,180	47,806
		379,952
Domestic Fixed Income 9.9%
JNL/Mellon Capital Bond Index Fund - Class I (3.9%) (a)	3,914	46,779
International Equity 9.7%
JNL/Mellon Capital International Index Fund - Class I (2.3%) (a)	2,915	45,908
Total Investment Companies (cost $438,279)		472,639
Total Investments 100.0% (cost $438,279)		472,639
Other Assets and Liabilities, Net (0.0)%		(73)
Total Net Assets 100.0%		472,566

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2018 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon Capital Index 5 Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 60.3%
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class I (6.1%) (a)	8,663	197,523
JNL/Mellon Capital S&P 500 Index Fund - Class I (2.4%) (a)	8,594	197,742
JNL/Mellon Capital Small Cap Index Fund - Class I (7.9%) (a)	9,016	197,727
		592,992
Domestic Fixed Income 20.0%
JNL/Mellon Capital Bond Index Fund - Class I (16.5%) (a)	16,508	197,269
	Shares	Value ($)
International Equity 19.7%
JNL/Mellon Capital International Index Fund - Class I (9.8%) (a)	12,292	193,600
Total Investment Companies (cost $916,804)		983,861
Total Investments 100.0% (cost $916,804)		983,861
Other Assets and Liabilities, Net (0.0)%		(144)
Total Net Assets 100.0%		983,717

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2018 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/MMRS Conservative Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 29.5%
JNL Multi-Manager Small Cap Growth Fund - Class I (0.3%) (a)	237	7,381
JNL/Invesco Small Cap Growth Fund - Class I (0.5%) (a)	393	11,105
JNL/Mellon Capital Consumer Discretionary Sector Fund - Class I (0.6%) (a)	321	7,486
JNL/Mellon Capital Healthcare Sector Fund - Class I (0.4%) (a)	420	11,238
JNL/Mellon Capital JNL 5 Fund - Class I (0.3%) (a)	708	11,215
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class I (0.3%) (a)	493	11,234
JNL/S&P Competitive Advantage Fund - Class I (0.4%) (a)	626	11,166
JNL/S&P Dividend Income & Growth Fund - Class I (0.2%) (a)	704	11,369
JNL/S&P Intrinsic Value Fund - Class I (0.4%) (a)	702	11,198
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I (0.1%) (a)	144	7,441
		100,833
Domestic Fixed Income 51.5%
JNL/DoubleLine Core Fixed Income Fund - Class I (0.9%) (a)	2,499	34,461
JNL/Goldman Sachs Core Plus Bond Fund - Class I (3.8%) (a)	3,555	41,410
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (3.2%) (a)	3,045	41,467
JNL/Mellon Capital Bond Index Fund - Class I (3.5%) (a)	3,470	41,469
JNL/PIMCO Real Return Fund - Class I (0.9%) (a)	1,721	17,280
		176,087
Emerging Markets Equity 5.2%
JNL/Mellon Capital Emerging Markets Index Fund - Class I (1.3%) (a)	1,618	17,884
Global Equity 3.3%
JNL/Franklin Templeton Mutual Shares Fund - Class I (1.0%) (a)	969	11,293
Global Fixed Income 5.1%
JNL/Neuberger Berman Strategic Income Fund - Class I (2.4%) (a)	1,568	17,220
International Equity 5.4%
JNL/Invesco International Growth Fund - Class I (1.3%) (a)	1,326	18,554
Total Investment Companies (cost $332,842)		341,871
Total Investments 100.0% (cost $332,842)		341,871
Other Assets and Liabilities, Net (0.0)%		(148)
Total Net Assets 100.0%		341,723

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2018 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/MMRS Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 66.9%
JNL Multi-Manager Small Cap Growth Fund - Class I (0.1%) (a)	93	2,886
JNL/Invesco Small Cap Growth Fund - Class I (0.1%) (a)	101	2,855
JNL/Mellon Capital Consumer Discretionary Sector Fund - Class I (0.2%) (a)	101	2,347

See accompanying Notes to Financial Statements.

9

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares	Value ($)
JNL/Mellon Capital Healthcare Sector Fund - Class I (0.1%) (a)	129	3,463
JNL/Mellon Capital JNL 5 Fund - Class I (0.1%) (a)	143	2,276
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class I (0.1%) (a)	151	3,438
JNL/S&P Competitive Advantage Fund - Class I (0.1%) (a)	227	4,043
JNL/S&P Dividend Income & Growth Fund - Class I (0.1%) (a)	285	4,606
JNL/S&P Intrinsic Value Fund - Class I (0.2%) (a)	258	4,119
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I (0.0%) (a)	44	2,282
		32,315
Domestic Fixed Income 4.9%
JNL/DoubleLine Core Fixed Income Fund - Class I (0.0%) (a)	32	444
JNL/Goldman Sachs Core Plus Bond Fund - Class I (0.0%) (a)	38	444
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (0.0%) (a)	44	597
JNL/Mellon Capital Bond Index Fund - Class I (0.0%) (a)	50	596
JNL/PIMCO Real Return Fund - Class I (0.0%) (a)	30	299
		2,380
Emerging Markets Equity 11.3%
JNL/Mellon Capital Emerging Markets Index Fund - Class I (0.4%) (a)	493	5,450
Global Equity 4.7%
JNL/Franklin Templeton Mutual Shares Fund - Class I (0.2%) (a)	196	2,282
Global Fixed Income 0.6%
JNL/Neuberger Berman Strategic Income Fund - Class I (0.0%) (a)	27	296
International Equity 11.6%
JNL/Invesco International Growth Fund - Class I (0.4%) (a)	400	5,594
Total Investment Companies (cost $46,877)		48,317
Total Investments 100.0% (cost $46,877)		48,317
Other Assets and Liabilities, Net (0.0)%		(19)
Total Net Assets 100.0%		48,298

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2018 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/MMRS Moderate Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 47.6%
JNL Multi-Manager Small Cap Growth Fund - Class I (0.4%) (a)	261	8,125
JNL/Invesco Small Cap Growth Fund - Class I (0.4%) (a)	288	8,125
JNL/Mellon Capital Consumer Discretionary Sector Fund - Class I (0.5%) (a)	264	6,168
JNL/Mellon Capital Healthcare Sector Fund - Class I (0.3%) (a)	306	8,194
JNL/Mellon Capital JNL 5 Fund - Class I (0.2%) (a)	387	6,139
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class I (0.3%) (a)	449	10,247
JNL/S&P Competitive Advantage Fund - Class I (0.4%) (a)	574	10,228
JNL/S&P Dividend Income & Growth Fund - Class I (0.2%) (a)	770	12,440
JNL/S&P Intrinsic Value Fund - Class I (0.4%) (a)	643	10,256
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I (0.1%) (a)	118	6,126
		86,048
Domestic Fixed Income 28.9%
JNL/DoubleLine Core Fixed Income Fund - Class I (0.2%) (a)	689	9,495
JNL/Goldman Sachs Core Plus Bond Fund - Class I (1.0%) (a)	950	11,068
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (1.0%) (a)	931	12,680
	Shares	Value ($)
JNL/Mellon Capital Bond Index Fund - Class I (1.1%) (a)	1,061	12,677
JNL/PIMCO Real Return Fund - Class I (0.3%) (a)	632	6,346
		52,266
Emerging Markets Equity 5.4%
JNL/Mellon Capital Emerging Markets Index Fund - Class I (0.7%) (a)	892	9,851
Global Equity 3.4%
JNL/Franklin Templeton Mutual Shares Fund - Class I (0.5%) (a)	528	6,153
Global Fixed Income 3.5%
JNL/Neuberger Berman Strategic Income Fund - Class I (0.9%) (a)	575	6,313
International Equity 11.2%
JNL/Invesco International Growth Fund - Class I (1.4%) (a)	1,451	20,298
Total Investment Companies (cost $174,330)		180,929
Total Investments 100.0% (cost $174,330)		180,929
Other Assets and Liabilities, Net (0.0)%		(72)
Total Net Assets 100.0%		180,857

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2018 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/S&P 4 Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
JNL/S&P Competitive Advantage Fund - Class I (62.6%) (a)	96,184	1,714,968
JNL/S&P Dividend Income & Growth Fund - Class I (33.4%) (a)	106,182	1,715,892
JNL/S&P Intrinsic Value Fund - Class I (66.7%) (a)	107,564	1,715,647
JNL/S&P Total Yield Fund - Class I (77.6%) (a)	119,628	1,715,464
Total Investment Companies (cost $6,084,222)		6,861,971
Total Investments 100.0% (cost $6,084,222)		6,861,971
Other Assets and Liabilities, Net (0.0)%		(981)
Total Net Assets 100.0%		6,860,990

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2018 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/S&P Managed Conservative Fund
INVESTMENT COMPANIES 100.0%
Alternative 3.1%
JNL Multi-Manager Alternative Fund - Class I (3.9%) (a)	4,129	41,749
JNL/Invesco Global Real Estate Fund - Class I (0.1%) (a)	85	862
		42,611
Domestic Equity 15.0%
JNL Multi-Manager Mid Cap Fund - Class I (1.5%) (a)	1,099	14,062
JNL Multi-Manager Small Cap Growth Fund - Class I (0.7%) (a)	462	14,398
JNL Multi-Manager Small Cap Value Fund - Class I (1.2%) (a)	901	14,166
JNL/ClearBridge Large Cap Growth Fund - Class I (2.3%) (a)	1,123	13,053
JNL/DFA U.S. Core Equity Fund - Class I (2.3%) (a)	1,880	28,101
JNL/Invesco Diversified Dividend Fund - Class I (2.1%) (a)	1,188	12,032
JNL/Invesco Mid Cap Value Fund - Class I (0.0%) (a)	7	137
JNL/JPMorgan MidCap Growth Fund - Class I (1.3%) (a)	744	27,930
JNL/MFS Mid Cap Value Fund - Class I (1.0%) (a)	777	9,516
JNL/T. Rowe Price Established Growth Fund - Class I (0.3%) (a)	572	28,460
JNL/T. Rowe Price Value Fund - Class I (0.9%) (a)	2,331	41,531
JNL/WMC Value Fund - Class I (0.2%) (a)	107	2,651
		206,037
Domestic Fixed Income 69.1%
JNL/Crescent High Income Fund - Class I (7.1%) (a)	3,927	42,489

See accompanying Notes to Financial Statements.

10

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares	Value ($)
JNL/DoubleLine Core Fixed Income Fund - Class I (1.7%) (a)	4,739	65,346
JNL/DoubleLine Total Return Fund - Class I (6.0%) (a)	11,687	126,919
JNL/Goldman Sachs Core Plus Bond Fund - Class I (3.9%) (a)	3,611	42,069
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (6.8%) (a)	6,404	87,227
JNL/PIMCO Income Fund - Class I (6.0%) (a)	5,678	56,665
JNL/PIMCO Real Return Fund - Class I (5.5%) (a)	10,651	106,936
JNL/PPM America Floating Rate Income Fund - Class I (1.8%) (a)	2,629	28,075
JNL/PPM America High Yield Bond Fund - Class I (2.8%) (a)	4,457	70,022
JNL/PPM America Low Duration Bond Fund - Class I (13.3%) (a)	8,323	84,310
JNL/PPM America Total Return Fund - Class I (8.2%) (a)	8,345	98,307
JNL/Scout Unconstrained Bond Fund - Class I (8.3%) (a)	5,703	56,341
JNL/T. Rowe Price Short-Term Bond Fund - Class I (5.5%) (a)	8,510	84,420
		949,126
Global Equity 0.8%
JNL/Oppenheimer Global Growth Fund - Class I (0.4%) (a)	588	11,329
Global Fixed Income 7.0%
JNL/Franklin Templeton Global Multisector Bond Fund - Class I (5.7%) (a)	9,108	96,634
International Equity 3.0%
JNL/Causeway International Value Select Fund - Class I (0.8%) (a)	815	13,603
JNL/Invesco International Growth Fund - Class I (0.9%) (a)	969	13,551
JNL/WCM Focused International Equity Fund - Class I (0.9%) (a)	943	13,967
		41,121
International Fixed Income 2.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (2.5%) (a)	1,291	13,919
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I (4.4%) (a)	1,209	12,995
		26,914
Total Investment Companies (cost $1,359,131)		1,373,772
Total Investments 100.0% (cost $1,359,131)		1,373,772
Other Assets and Liabilities, Net (0.0)%		(341)
Total Net Assets 100.0%		1,373,431

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2018 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/S&P Managed Moderate Fund
INVESTMENT COMPANIES 100.0%
Alternative 3.6%
JNL Multi-Manager Alternative Fund - Class I (9.3%) (a)	9,718	98,251
JNL/Invesco Global Real Estate Fund - Class I (0.9%) (a)	1,488	15,029
		113,280
Domestic Equity 31.7%
JNL Multi-Manager Mid Cap Fund - Class I (4.0%) (a)	2,949	37,719
JNL Multi-Manager Small Cap Growth Fund - Class I (1.8%) (a)	1,206	37,534
JNL Multi-Manager Small Cap Value Fund - Class I (3.8%) (a)	3,001	47,181
JNL/BlackRock Large Cap Select Growth Fund - Class I (1.0%) (a)	861	37,294
JNL/ClearBridge Large Cap Growth Fund - Class I (8.5%) (a)	4,072	47,312
JNL/DFA U.S. Core Equity Fund - Class I (2.8%) (a)	2,324	34,741
JNL/Invesco Diversified Dividend Fund - Class I (17.4%) (a)	9,750	98,765
JNL/Invesco Mid Cap Value Fund - Class I (1.1%) (a)	312	5,764
JNL/Invesco Small Cap Growth Fund - Class I (1.7%) (a)	1,286	36,303
	Shares	Value ($)
JNL/JPMorgan MidCap Growth Fund - Class I (3.6%) (a)	2,017	75,732
JNL/MFS Mid Cap Value Fund - Class I (1.9%) (a)	1,492	18,273
JNL/T. Rowe Price Established Growth Fund - Class I (2.9%) (a)	5,749	286,003
JNL/T. Rowe Price Value Fund - Class I (4.2%) (a)	11,501	204,941
JNL/WMC Value Fund - Class I (2.6%) (a)	1,567	38,959
		1,006,521
Domestic Fixed Income 48.0%
JNL/Crescent High Income Fund - Class I (16.6%) (a)	9,194	99,478
JNL/DoubleLine Core Fixed Income Fund - Class I (1.9%) (a)	5,184	71,486
JNL/DoubleLine Total Return Fund - Class I (10.9%) (a)	21,283	231,138
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (11.1%) (a)	10,425	141,991
JNL/PIMCO Income Fund - Class I (8.6%) (a)	8,172	81,560
JNL/PIMCO Real Return Fund - Class I (10.0%) (a)	19,505	195,831
JNL/PPM America High Yield Bond Fund - Class I (5.4%) (a)	8,414	132,179
JNL/PPM America Low Duration Bond Fund - Class I (26.0%) (a)	16,304	165,154
JNL/PPM America Total Return Fund - Class I (13.7%) (a)	13,902	163,770
JNL/Scout Unconstrained Bond Fund - Class I (15.5%) (a)	10,675	105,467
JNL/T. Rowe Price Short-Term Bond Fund - Class I (8.7%) (a)	13,400	132,930
		1,520,984
Emerging Markets Equity 1.4%
JNL/Lazard Emerging Markets Fund - Class I (3.5%) (a)	2,986	30,278
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I (2.4%) (a)	1,200	13,669
		43,947
Global Equity 1.1%
JNL/Oppenheimer Global Growth Fund - Class I (1.3%) (a)	1,876	36,157
Global Fixed Income 7.1%
JNL/Franklin Templeton Global Multisector Bond Fund - Class I (13.3%) (a)	21,193	224,853
International Equity 5.1%
JNL/Causeway International Value Select Fund - Class I (1.8%) (a)	1,947	32,501
JNL/Invesco International Growth Fund - Class I (4.5%) (a)	4,569	63,925
JNL/WCM Focused International Equity Fund - Class I (4.2%) (a)	4,383	64,916
		161,342
International Fixed Income 2.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (5.9%) (a)	2,999	32,325
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I (10.4%) (a)	2,855	30,691
		63,016
Total Investment Companies (cost $3,078,563)		3,170,100
Total Investments 100.0% (cost $3,078,563)		3,170,100
Other Assets and Liabilities, Net (0.0)%		(729)
Total Net Assets 100.0%		3,169,371

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2018 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/S&P Managed Moderate Growth Fund
INVESTMENT COMPANIES 100.0%
Alternative 4.1%
JNL Multi-Manager Alternative Fund - Class I (17.8%) (a)	18,570	187,745
JNL/Invesco Global Real Estate Fund - Class I (3.9%) (a)	6,625	66,910
		254,655
Domestic Equity 46.6%
JNL Multi-Manager Mid Cap Fund - Class I (10.5%) (a)	7,770	99,383

See accompanying Notes to Financial Statements.

11

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares	Value ($)
JNL Multi-Manager Small Cap Growth Fund - Class I (3.6%) (a)	2,429	75,610
JNL Multi-Manager Small Cap Value Fund - Class I (11.1%) (a)	8,701	136,786
JNL/BlackRock Large Cap Select Growth Fund - Class I (7.7%) (a)	6,515	282,244
JNL/ClearBridge Large Cap Growth Fund - Class I (21.6%) (a)	10,323	119,949
JNL/Invesco Diversified Dividend Fund - Class I (21.6%) (a)	12,123	122,812
JNL/Invesco Mid Cap Value Fund - Class I (3.9%) (a)	1,145	21,158
JNL/Invesco Small Cap Growth Fund - Class I (3.3%) (a)	2,564	72,345
JNL/JPMorgan MidCap Growth Fund - Class I (8.7%) (a)	4,951	185,872
JNL/MFS Mid Cap Value Fund - Class I (3.2%) (a)	2,427	29,725
JNL/PPM America Mid Cap Value Fund - Class I (4.6%) (a)	1,975	30,611
JNL/T. Rowe Price Established Growth Fund - Class I (8.5%) (a)	16,929	842,234
JNL/T. Rowe Price Value Fund - Class I (13.3%) (a)	36,223	645,486
JNL/WMC Value Fund - Class I (15.0%) (a)	9,040	224,737
		2,888,952
Domestic Fixed Income 30.0%
JNL/Crescent High Income Fund - Class I (22.5%) (a)	12,421	134,391
JNL/DoubleLine Core Fixed Income Fund - Class I (1.7%) (a)	4,748	65,473
JNL/DoubleLine Total Return Fund - Class I (8.6%) (a)	16,919	183,738
JNL/Goldman Sachs Core Plus Bond Fund - Class I (4.8%) (a)	4,499	52,416
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (12.8%) (a)	12,034	163,907
JNL/PIMCO Income Fund - Class I (11.2%) (a)	10,638	106,166
JNL/PIMCO Real Return Fund - Class I (11.4%) (a)	22,106	221,942
JNL/PPM America High Yield Bond Fund - Class I (7.7%) (a)	12,063	189,514
JNL/PPM America Low Duration Bond Fund - Class I (38.5%) (a)	24,102	244,153
JNL/PPM America Total Return Fund - Class I (15.5%) (a)	15,732	185,326
JNL/Scout Unconstrained Bond Fund - Class I (18.8%) (a)	12,909	127,544
JNL/T. Rowe Price Short-Term Bond Fund - Class I (12.1%) (a)	18,613	184,644
		1,859,214
Emerging Markets Equity 3.1%
JNL/GQG Emerging Markets Equity Fund - Class I (4.5%) (a)	2,173	21,426
JNL/Lazard Emerging Markets Fund - Class I (6.7%) (a)	5,798	58,789
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I (20.1%) (a)	9,918	112,965
		193,180
Global Equity 3.3%
JNL/Oppenheimer Global Growth Fund - Class I (7.5%) (a)	10,606	204,379
Global Fixed Income 4.9%
JNL/Franklin Templeton Global Multisector Bond Fund - Class I (17.9%) (a)	28,580	303,234
International Equity 6.1%
JNL/Causeway International Value Select Fund - Class I (5.5%) (a)	5,794	96,695
JNL/Invesco International Growth Fund - Class I (8.6%) (a)	8,816	123,330
JNL/WCM Focused International Equity Fund - Class I (10.3%) (a)	10,621	157,303
		377,328
International Fixed Income 1.9%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (11.2%) (a)	5,651	60,922
	Shares	Value ($)
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I (19.8%) (a)	5,445	58,530
		119,452
Total Investment Companies (cost $5,889,405)		6,200,394
Total Investments 100.0% (cost $5,889,405)		6,200,394
Other Assets and Liabilities, Net (0.0)%		(1,364)
Total Net Assets 100.0%		6,199,030

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2018 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/S&P Managed Growth Fund
INVESTMENT COMPANIES 100.0%
Alternative 3.8%
JNL Multi-Manager Alternative Fund - Class I (14.8%) (a)	15,468	156,379
JNL/Invesco Global Real Estate Fund - Class I (3.5%) (a)	5,894	59,531
		215,910
Domestic Equity 62.4%
JNL Multi-Manager Mid Cap Fund - Class I (8.0%) (a)	5,934	75,892
JNL Multi-Manager Small Cap Growth Fund - Class I (6.0%) (a)	4,099	127,602
JNL Multi-Manager Small Cap Value Fund - Class I (9.7%) (a)	7,596	119,418
JNL/BlackRock Large Cap Select Growth Fund - Class I (14.0%) (a)	11,848	513,278
JNL/ClearBridge Large Cap Growth Fund - Class I (33.4%) (a)	16,006	185,988
JNL/Invesco Diversified Dividend Fund - Class I (21.1%) (a)	11,828	119,820
JNL/Invesco Mid Cap Value Fund - Class I (10.9%) (a)	3,171	58,603
JNL/Invesco Small Cap Growth Fund - Class I (2.9%) (a)	2,270	64,055
JNL/JPMorgan MidCap Growth Fund - Class I (5.8%) (a)	3,292	123,585
JNL/MFS Mid Cap Value Fund - Class I (2.7%) (a)	2,037	24,956
JNL/PPM America Mid Cap Value Fund - Class I (2.6%) (a)	1,133	17,564
JNL/T. Rowe Price Established Growth Fund - Class I (8.4%) (a)	16,737	832,647
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I (3.6%) (a)	4,051	209,658
JNL/T. Rowe Price Value Fund - Class I (16.3%) (a)	44,383	790,910
JNL/WMC Value Fund - Class I (16.8%) (a)	10,126	251,728
		3,515,704
Domestic Fixed Income 14.6%
JNL/Crescent High Income Fund - Class I (15.9%) (a)	8,798	95,192
JNL/DoubleLine Core Fixed Income Fund - Class I (0.2%) (a)	420	5,789
JNL/DoubleLine Total Return Fund - Class I (2.5%) (a)	4,977	54,046
JNL/PIMCO Income Fund - Class I (9.4%) (a)	8,868	88,504
JNL/PIMCO Real Return Fund - Class I (6.6%) (a)	12,752	128,027
JNL/PPM America High Yield Bond Fund - Class I (4.3%) (a)	6,785	106,593
JNL/PPM America Low Duration Bond Fund - Class I (14.3%) (a)	8,931	90,469
JNL/PPM America Total Return Fund - Class I (8.3%) (a)	8,438	99,394
JNL/Scout Unconstrained Bond Fund - Class I (7.9%) (a)	5,424	53,585
JNL/T. Rowe Price Short-Term Bond Fund - Class I (6.6%) (a)	10,165	100,835
		822,434
Emerging Markets Equity 4.3%
JNL/GQG Emerging Markets Equity Fund - Class I (7.4%) (a)	3,547	34,973
JNL/Lazard Emerging Markets Fund - Class I (12.8%) (a)	11,007	111,609
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I (17.1%) (a)	8,434	96,064
		242,646

See accompanying Notes to Financial Statements.

12

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares	Value ($)
Global Equity 5.8%
JNL/Oppenheimer Global Growth Fund - Class I (12.0%) (a)	16,980	327,208
International Equity 7.2%
JNL/Causeway International Value Select Fund - Class I (6.2%) (a)	6,510	108,656
JNL/Invesco International Growth Fund - Class I (7.5%) (a)	7,657	107,122
JNL/WCM Focused International Equity Fund - Class I (12.2%) (a)	12,615	186,833
		402,611
International Fixed Income 1.9%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (10.1%) (a)	5,100	54,980
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I (16.8%) (a)	4,625	49,715
		104,695
Total Investment Companies (cost $5,217,807)		5,631,208
Total Investments 100.0% (cost $5,217,807)		5,631,208
Other Assets and Liabilities, Net (0.0)%		(1,223)
Total Net Assets 100.0%		5,629,985

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2018 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/S&P Managed Aggressive Growth Fund
INVESTMENT COMPANIES 100.0%
Alternative 3.8%
JNL Multi-Manager Alternative Fund - Class I (5.8%) (a)	6,093	61,598
JNL/Invesco Global Real Estate Fund - Class I (1.5%) (a)	2,509	25,339
		86,937
Domestic Equity 68.7%
JNL Multi-Manager Mid Cap Fund - Class I (4.2%) (a)	3,131	40,048
JNL Multi-Manager Small Cap Growth Fund - Class I (2.3%) (a)	1,582	49,255
JNL Multi-Manager Small Cap Value Fund - Class I (5.1%) (a)	3,962	62,291
JNL/BlackRock Large Cap Select Growth Fund - Class I (5.9%) (a)	5,002	216,711
JNL/ClearBridge Large Cap Growth Fund - Class I (20.6%) (a)	9,852	114,481
JNL/Invesco Diversified Dividend Fund - Class I (15.5%) (a)	8,723	88,370
JNL/Invesco Mid Cap Value Fund - Class I (3.4%) (a)	998	18,450
JNL/Invesco Small Cap Growth Fund - Class I (1.7%) (a)	1,315	37,104
JNL/JPMorgan MidCap Growth Fund - Class I (3.2%) (a)	1,787	67,102
JNL/MFS Mid Cap Value Fund - Class I (1.4%) (a)	1,082	13,251
JNL/T. Rowe Price Established Growth Fund - Class I (3.1%) (a)	6,264	311,624
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I (1.9%) (a)	2,140	110,742
JNL/T. Rowe Price Value Fund - Class I (6.5%) (a)	17,715	315,678
JNL/WMC Value Fund - Class I (7.9%) (a)	4,743	117,901
		1,563,008
Domestic Fixed Income 6.3%
JNL/DoubleLine Total Return Fund - Class I (1.0%) (a)	1,889	20,511
JNL/PIMCO Income Fund - Class I (1.3%) (a)	1,271	12,690
JNL/PPM America High Yield Bond Fund - Class I (1.7%) (a)	2,625	41,239
JNL/PPM America Total Return Fund - Class I (1.7%) (a)	1,723	20,301
JNL/Scout Unconstrained Bond Fund - Class I (1.2%) (a)	813	8,034
JNL/T. Rowe Price Short-Term Bond Fund - Class I (2.7%) (a)	4,116	40,827
		143,602
Emerging Markets Equity 5.2%
JNL/GQG Emerging Markets Equity Fund - Class I (5.3%) (a)	2,550	25,145
	Shares	Value ($)
JNL/Lazard Emerging Markets Fund - Class I (4.9%) (a)	4,261	43,205
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I (9.0%) (a)	4,441	50,588
		118,938
Global Equity 6.1%
JNL/Oppenheimer Global Growth Fund - Class I (5.1%) (a)	7,212	138,967
International Equity 9.0%
JNL/Causeway International Value Select Fund - Class I (3.5%) (a)	3,725	62,174
JNL/Invesco International Growth Fund - Class I (2.8%) (a)	2,875	40,215
JNL/WCM Focused International Equity Fund - Class I (6.6%) (a)	6,808	100,822
		203,211
International Fixed Income 0.9%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (3.6%) (a)	1,846	19,896
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I (0.2%) (a)	58	619
		20,515
Total Investment Companies (cost $2,095,593)		2,275,178
Total Investments 100.0% (cost $2,095,593)		2,275,178
Other Assets and Liabilities, Net (0.0)%		(511)
Total Net Assets 100.0%		2,274,667

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2018 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Vanguard Global Bond Market Index Fund
INVESTMENT COMPANIES 99.9%
Domestic Fixed Income 49.9%
Vanguard Intermediate-Term Bond Index Fund - Admiral Shares	353	3,860
Vanguard Long-Term Bond Index Fund - Investor Shares	248	3,320
Vanguard Mortgage-Backed Securities Index Fund - Admiral Shares	201	4,125
Vanguard Short-Term Bond Index Fund - Admiral Shares	728	7,466
Vanguard Total Bond Market Index Fund - Admiral Shares	772	8,049
		26,820
International Fixed Income 50.0%
Vanguard Total International Bond Index Fund - Admiral Shares	1,228	26,867
Total Investment Companies (cost $53,870)		53,687
Total Investments 99.9% (cost $53,870)		53,687
Other Assets and Liabilities, Net 0.1%		67
Total Net Assets 100.0%		53,754

JNL/Vanguard International Stock Market Index Fund
INVESTMENT COMPANIES 100.0%
International Equity 100.0%
Vanguard Developed Markets Index Fund - Admiral Shares	6,534	90,172
Vanguard Emerging Markets Stock Index Fund - Admiral Shares	1,181	41,480
Vanguard European Stock Index Fund - Admiral Shares	501	35,199
Vanguard FTSE All-World ex-US Index Fund - Admiral Shares	662	21,319
Vanguard FTSE All-World ex-US Small-Cap Index Fund - Investor Shares	60	2,629
Vanguard Pacific Stock Index Fund - Admiral Shares	285	24,689
Vanguard Total International Stock Index Fund - Admiral Shares	825	23,951
Total Investment Companies (cost $251,270)		239,439
Total Investments 100.0% (cost $251,270)		239,439
Other Assets and Liabilities, Net (0.0)%		(72)
Total Net Assets 100.0%		239,367

See accompanying Notes to Financial Statements.

13

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Shares	Value ($)

JNL/Vanguard U.S. Stock Market Index Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
Vanguard Growth Index Fund - Admiral Shares	425	32,783
Vanguard Large-Cap Index Fund - Admiral Shares	585	36,865
Vanguard Mid-Cap Index Fund - Admiral Shares	52	10,067
Vanguard Small-Cap Index Fund - Admiral Shares	236	17,637
Vanguard Total Stock Market Index Fund - Admiral Shares	834	56,993
Vanguard Value Index Fund - Admiral Shares	880	35,638
Total Investment Companies (cost $187,651)		189,983
Total Investments 100.0% (cost $187,651)		189,983
Other Assets and Liabilities, Net (0.0)%		(49)
Total Net Assets 100.0%		189,934

Abbreviations:

CAPE - Cyclically Adjusted Price Earnings
FTSE - Financial Times and the London Stock Exchange
MLP - Master Limited Partnership
S&P - Standard & Poor's

See accompanying Notes to Financial Statements.

14

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Long Term Investments in Affiliates

The Funds of Funds, except for JNL/American Funds Funds of Funds, JNL DFA/Funds and JNL/Vanguard Funds Funds of Funds, invested solely in shares of other affiliated Funds advised by Jackson National Asset Management, LLC. The JNL/American Funds Funds of Funds, JNL DFA Funds and JNL Vanguard Funds Funds of Funds may invest in underlying funds that are considered affiliated companies. As defined by the 1940 Act, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities. Based on each Fund’s relative ownership for all or some portion of the period ended June 30, 2018, certain Funds of Funds may be deemed an affiliated person thereof under the 1940 Act. JNL/American Funds Master Feeder Funds and JNL/Vanguard Funds Master Feeder Funds invest primarily all of their investable assets in the respective Master Fund. Due to their ownership of more than 5% of the shares of the Master Fund, certain Master Feeder Funds may be deemed an affiliated person thereof under the 1940 Act. The following table details each Fund's long term investments in affiliates held during the period ended June 30, 2018.

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/American Funds Blue Chip Income and Growth Fund
American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1	3,451,583	282,605	146,350	269,221	56,226	(309,826)	3,334,238	100.0
	3,451,583	282,605	146,350	269,221	56,226	(309,826)	3,334,238	100.0
JNL/American Funds Global Bond Fund
American Funds Insurance Series - Global Bond Fund - Class 1	520,376	63,653	17,797	3,166	(606)	(11,880)	553,746	100.0
	520,376	63,653	17,797	3,166	(606)	(11,880)	553,746	100.0
JNL/American Funds Global Small Capitalization Fund
American Funds Insurance Series - Global Small Capitalization Fund - Class 1	682,363	69,703	11,536	32,281	2,947	(4,067)	739,410	100.0
	682,363	69,703	11,536	32,281	2,947	(4,067)	739,410	100.0
JNL/American Funds Growth-Income Fund
American Funds Insurance Series - Growth-Income Fund - Class 1	5,854,309	740,282	54,343	448,553	19,280	(77,938)	6,481,590	100.0
	5,854,309	740,282	54,343	448,553	19,280	(77,938)	6,481,590	100.0
JNL/American Funds International Fund
American Funds Insurance Series - International Fund - Class 1	2,024,311	195,510	41,947	102,382	6,732	(110,325)	2,074,281	100.0
	2,024,311	195,510	41,947	102,382	6,732	(110,325)	2,074,281	100.0
JNL/American Funds New World Fund
American Funds Insurance Series - New World Fund - Class 1	1,409,466	115,262	51,507	41,117	4,041	(101,125)	1,376,137	100.0
	1,409,466	115,262	51,507	41,117	4,041	(101,125)	1,376,137	100.0
JNL/Vanguard Capital Growth Fund
Vanguard Variable Insurance Fund - Capital Growth Portfolio	71,748	129,312	15,394	4,676	914	(2,036)	184,544	100.0
	71,748	129,312	15,394	4,676	914	(2,036)	184,544	100.0
JNL/Vanguard Equity Income Fund
Vanguard Variable Insurance Fund - Equity Income Portfolio	29,469	78,273	3,989	5,402	(29)	(6,560)	97,164	100.0
	29,469	78,273	3,989	5,402	(29)	(6,560)	97,164	100.0
JNL/Vanguard International Fund
Vanguard Variable Insurance Fund - International Portfolio	78,659	371,961	13,785	8,771	487	(12,465)	424,857	100.0
	78,659	371,961	13,785	8,771	487	(12,465)	424,857	100.0
JNL/Vanguard Small Company Growth Fund
Vanguard Variable Insurance Fund - Small Company Growth Portfolio	55,919	97,348	18,235	7,545	1,005	(1,749)	134,288	100.0
	55,919	97,348	18,235	7,545	1,005	(1,749)	134,288	100.0
JNL Institutional Alt 25 Fund
JNL Multi-Manager Alternative Fund - Class I	90,128	9,000	5,998	—	93	(887)	92,336	3.0
JNL Multi-Manager Mid Cap Fund - Class I	132,355	33,000	9,789	—	899	4,610	161,075	5.3
JNL Multi-Manager Small Cap Growth Fund - Class I	24,656	—	5,125	—	797	2,685	23,013	0.8
JNL Multi-Manager Small Cap Value Fund - Class I	24,695	7,500	2,488	—	200	781	30,688	1.0
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I	57,533	—	11,300	—	893	(1,970)	45,156	1.5
JNL/AQR Managed Futures Strategy Fund - Class I	82,017	—	9,033	—	145	(4,510)	68,619	2.2
JNL/BlackRock Global Long Short Credit Fund - Class I	32,607	—	1,845	—	26	(80)	30,708	1.0
JNL/Boston Partners Global Long Short Equity Fund - Class I	147,682	—	12,680	—	366	(6,531)	128,837	4.2
JNL/Brookfield Global Infrastructure and MLP Fund - Class I	23,941	—	277	—	(7)	(369)	23,288	0.8

See accompanying Notes to Financial Statements.

15

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/Causeway International Value Select Fund - Class I	224,310	3,953	15,168	—	804	(12,110)	201,789	6.6
JNL/Crescent High Income Fund - Class I	53,912	—	23,012	—	61	(79)	30,882	1.0
JNL/DFA U.S. Small Cap Fund - Class I	43,011	—	29,066	—	1,858	(1,082)	14,721	0.5
JNL/DoubleLine Core Fixed Income Fund - Class I	—	85,000	754	—	6	615	84,867	2.8
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	97,143	15,000	1,455	—	(34)	(3,240)	107,414	3.5
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	178,982	8,450	16,950	—	1,636	3,876	175,994	5.7
JNL/DoubleLine Total Return Fund - Class I	236,000	—	95,532	—	(840)	(139)	139,489	4.6
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I	81,490	—	3,643	—	81	(1,895)	76,033	2.5
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	96,560	—	4,455	—	(20)	(1,544)	90,541	3.0
JNL/GQG Emerging Markets Equity Fund - Class I	73,774	13,992	4,340	—	457	(6,226)	77,657	2.5
JNL/Harris Oakmark Global Equity Fund - Class I	131,885	—	21,258	—	1,069	(6,875)	104,821	3.4
JNL/Invesco Global Real Estate Fund - Class I	82,379	—	18,949	—	(242)	(1,034)	62,154	2.0
JNL/Lazard Emerging Markets Fund - Class I	58,504	—	4,709	—	440	(6,655)	47,580	1.6
JNL/Mellon Capital International Index Fund - Class I	33,141	—	33,275	—	1,483	(1,349)	—	—
JNL/Mellon Capital Real Estate Sector Fund - Class I	40,569	—	8,434	—	(489)	154	31,800	1.0
JNL/Mellon Capital S&P 500 Index Fund - Class I	74,234	462	7,478	—	729	1,180	69,127	2.3
JNL/Neuberger Berman Currency Fund - Class I	32,051	—	1,599	—	17	393	30,862	1.0
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class I	—	38,000	418	—	18	229	37,829	1.2
JNL/Nicholas Convertible Arbitrage Fund - Class I	31,319	—	954	—	18	414	30,797	1.0
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	42,232	6,991	4,287	—	423	(2,635)	42,724	1.4
JNL/PIMCO Income Fund - Class I	64,526	16,000	2,711	—	—	(618)	77,197	2.5
JNL/PIMCO Real Return Fund - Class I	48,976	—	17,505	—	(230)	(186)	31,055	1.0
JNL/PPM America Long Short Credit Fund - Class I	40,823	—	2,379	—	38	101	38,583	1.3
JNL/PPM America Total Return Fund - Class I	97,932	—	19,020	—	(229)	(1,328)	77,355	2.5
JNL/Scout Unconstrained Bond Fund - Class I	73,026	—	2,900	—	(23)	(561)	69,542	2.3
JNL/T. Rowe Price Established Growth Fund - Class I	154,982	7,913	24,354	—	3,236	12,097	153,874	5.0
JNL/T. Rowe Price Value Fund - Class I	188,755	8,475	9,849	—	731	(4,557)	183,555	6.0
JNL/The London Company Focused U.S. Equity Fund - Class I	108,224	—	18,224	—	1,705	128	91,833	3.0
JNL/WCM Focused International Equity Fund - Class I	230,894	—	30,016	—	2,101	3,546	206,525	6.7
JNL/Westchester Capital Event Driven Fund - Class I	73,382	—	7,161	—	292	3,966	70,479	2.3
	3,308,630	253,736	488,390	—	18,508	(31,685)	3,060,799	100.0
JNL Institutional Alt 50 Fund
JNL Multi-Manager Alternative Fund - Class I	173,413	14,000	13,534	—	213	(1,681)	172,411	6.5
JNL Multi-Manager Mid Cap Fund - Class I	65,253	—	8,149	—	715	1,522	59,341	2.3
JNL Multi-Manager Small Cap Growth Fund - Class I	14,426	—	3,343	—	516	1,502	13,101	0.5
JNL Multi-Manager Small Cap Value Fund - Class I	14,447	7,000	2,401	—	176	514	19,736	0.7
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I	144,131	—	31,528	—	2,552	(5,064)	110,091	4.2
JNL/AQR Managed Futures Strategy Fund - Class I	144,540	1,713	20,248	—	415	(7,952)	118,468	4.5
JNL/BlackRock Global Long Short Credit Fund - Class I	57,618	—	4,497	—	64	(148)	53,037	2.0
JNL/Boston Partners Global Long Short Equity Fund - Class I	296,135	12	34,521	—	1,097	(13,008)	249,715	9.5
JNL/Brookfield Global Infrastructure and MLP Fund - Class I	28,652	3	1,367	—	(39)	(416)	26,833	1.0
JNL/Causeway International Value Select Fund - Class I	109,521	2,902	10,277	—	583	(5,949)	96,780	3.7
JNL/Crescent High Income Fund - Class I	44,921	—	24,931	—	55	(98)	19,947	0.8
JNL/DFA U.S. Small Cap Fund - Class I	19,191	—	17,352	—	1,081	(993)	1,927	0.1
JNL/DoubleLine Core Fixed Income Fund - Class I	—	61,501	1,926	—	13	435	60,023	2.3
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	72,111	2	10,242	—	(179)	(1,940)	59,752	2.3
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	108,240	14,866	14,861	—	1,443	2,013	111,701	4.2
JNL/DoubleLine Total Return Fund - Class I	158,296	—	64,166	—	(555)	(94)	93,481	3.5
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I	158,452	19	9,865	—	218	(3,677)	145,147	5.5
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	56,507	5,443	2,011	—	(3)	(1,083)	58,853	2.2
JNL/GQG Emerging Markets Equity Fund - Class I	36,029	13,942	3,361	—	362	(3,863)	43,109	1.6
JNL/Harris Oakmark Global Equity Fund - Class I	72,627	—	18,295	—	916	(3,552)	51,696	2.0
JNL/Invesco Global Real Estate Fund - Class I	87,115	—	12,882	—	31	(788)	73,476	2.8
JNL/Lazard Emerging Markets Fund - Class I	29,406	18	2,624	—	248	(3,329)	23,719	0.9
JNL/Mellon Capital Real Estate Sector Fund - Class I	50,158	—	9,115	—	(419)	246	40,870	1.6
JNL/Mellon Capital S&P 500 Index Fund - Class I	36,149	19,000	3,516	—	364	820	52,817	2.0
JNL/Neuberger Berman Currency Fund - Class I	28,415	—	2,179	—	17	337	26,590	1.0
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class I	—	67,004	2,276	—	81	394	65,203	2.5

See accompanying Notes to Financial Statements.

16

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/Nicholas Convertible Arbitrage Fund - Class I	57,519	—	5,239	—	71	698	53,049	2.0
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	22,212	6,961	3,146	—	321	(1,680)	24,668	0.9
JNL/PIMCO Income Fund - Class I	57,567	1	3,697	—	(4)	(564)	53,303	2.0
JNL/PIMCO Real Return Fund - Class I	28,817	—	1,982	—	(8)	(68)	26,759	1.0
JNL/PPM America Long Short Credit Fund - Class I	79,299	—	13,074	—	216	62	66,503	2.5
JNL/PPM America Total Return Fund - Class I	93,697	—	38,749	—	(484)	(1,113)	53,351	2.0
JNL/Scout Unconstrained Bond Fund - Class I	79,136	—	25,164	—	(225)	(407)	53,340	2.0
JNL/T. Rowe Price Established Growth Fund - Class I	100,496	20,613	19,526	—	2,614	7,890	112,087	4.3
JNL/T. Rowe Price Value Fund - Class I	115,266	21,702	9,126	—	696	(3,304)	125,234	4.8
JNL/WCM Focused International Equity Fund - Class I	116,165	—	20,456	—	1,445	1,420	98,574	3.7
JNL/Westchester Capital Event Driven Fund - Class I	137,133	—	23,706	—	854	6,670	120,951	4.6
	2,893,060	256,702	493,332	—	15,461	(36,248)	2,635,643	100.0
JNL/American Funds Moderate Growth Allocation Fund
American Funds Emerging Markets Bond Fund - Class R-6	—	108,471	—	1,015	—	(8,538)	99,933	4.4
American Funds Insurance Series - Global Bond Fund - Class 1	142,977	2,315	147,822	—	4,752	(2,222)	—	—
American Funds Insurance Series - International Growth and Income Fund - Class 1	89,326	37,281	1,120	417	91	(2,799)	122,779	5.4
	232,303	148,067	148,942	1,432	4,843	(13,559)	222,712	9.8
JNL/American Funds Growth Allocation Fund
American Funds Emerging Markets Bond Fund - Class R-6	—	57,722	65	528	(5)	(4,464)	53,188	2.2
American Funds Insurance Series - International Growth and Income Fund - Class 1	104,751	40,850	209	480	14	(3,377)	142,029	6.0
	104,751	98,572	274	1,008	9	(7,841)	195,217	8.2
JNL Moderate Growth Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	62,142	6,169	439	—	4	(619)	67,257	2.8
JNL Multi-Manager Mid Cap Fund - Class I	102,560	85	8,092	—	678	2,827	98,058	4.0
JNL Multi-Manager Small Cap Growth Fund - Class I	25,104	—	3,916	—	620	2,994	24,802	1.0
JNL Multi-Manager Small Cap Value Fund - Class I	25,325	6,753	2,231	—	172	793	30,812	1.3
JNL/Boston Partners Global Long Short Equity Fund - Class I	24,989	279	160	—	5	(1,130)	23,983	1.0
JNL/Brookfield Global Infrastructure and MLP Fund - Class I	—	10,264	—	—	—	200	10,464	0.4
JNL/Causeway International Value Select Fund - Class I	189,549	5,153	7,855	—	398	(10,260)	176,985	7.3
JNL/Crescent High Income Fund - Class I	59,240	75	16,466	—	32	(37)	42,844	1.8
JNL/DoubleLine Core Fixed Income Fund - Class I	—	85,699	319	—	2	621	86,003	3.5
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	92,585	5,988	16,589	—	(275)	(2,502)	79,207	3.3
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	100,578	1,221	6,895	—	639	2,413	97,956	4.0
JNL/DoubleLine Total Return Fund - Class I	195,281	3,368	50,060	—	(448)	25	148,166	6.1
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I	23,809	7,193	154	—	4	(727)	30,125	1.2
JNL/FPA + DoubleLine Flexible Allocation Fund - Class I	118,373	412	26,202	—	1,158	(2,164)	91,577	3.8
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	72,390	13,429	513	—	1	(1,640)	83,667	3.5
JNL/GQG Emerging Markets Equity Fund - Class I	62,461	14,936	2,376	—	236	(5,437)	69,820	2.9
JNL/Harris Oakmark Global Equity Fund - Class I	74,235	2,894	1,507	—	57	(4,311)	71,368	2.9
JNL/Invesco Diversified Dividend Fund - Class I	98,995	2,359	25,335	—	226	(2,299)	73,946	3.1
JNL/Invesco Global Real Estate Fund - Class I	18,733	837	910	—	22	(35)	18,647	0.8
JNL/Lazard Emerging Markets Fund - Class I	44,198	6,754	1,123	—	102	(6,162)	43,769	1.8
JNL/Mellon Capital International Index Fund - Class I	25,215	158	803	—	45	(727)	23,888	1.0
JNL/Mellon Capital Real Estate Sector Fund - Class I	11,721	1,821	1,006	—	(16)	319	12,839	0.5
JNL/Mellon Capital S&P 500 Index Fund - Class I	63,522	233	16,108	—	1,343	116	49,106	2.0
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class I	—	12,240	295	—	10	76	12,031	0.5
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	44,581	6,333	3,307	—	310	(2,650)	45,267	1.9
JNL/PIMCO Credit Income Fund - Class I	91,947	2,151	11,941	—	(239)	(2,546)	79,372	3.3
JNL/PIMCO Income Fund - Class I	67,260	13,370	301	—	—	(659)	79,670	3.3
JNL/PIMCO Real Return Fund - Class I	36,376	985	12,431	—	(162)	(123)	24,645	1.0
JNL/PPM America Total Return Fund - Class I	92,103	1,575	12,189	—	(150)	(1,294)	80,045	3.3
JNL/Scout Unconstrained Bond Fund - Class I	73,131	1,596	498	—	(4)	(586)	73,639	3.0
JNL/T. Rowe Price Capital Appreciation Fund - Class I	198,620	375	18,496	—	738	3,956	185,193	7.6
JNL/T. Rowe Price Established Growth Fund - Class I	99,856	4,745	9,686	—	1,289	8,674	104,878	4.3
JNL/T. Rowe Price Value Fund - Class I	101,117	991	2,837	—	211	(2,220)	97,262	4.0
JNL/WCM Focused International Equity Fund - Class I	187,691	7,439	10,704	—	774	3,873	189,073	7.8

See accompanying Notes to Financial Statements.

17

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
	2,483,687	227,880	271,744	—	7,782	(21,241)	2,426,364	100.0
JNL Growth Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	49,446	7,439	153	—	1	(520)	56,213	2.3
JNL Multi-Manager Mid Cap Fund - Class I	152,129	967	6,259	—	540	4,750	152,127	6.1
JNL Multi-Manager Small Cap Growth Fund - Class I	31,814	—	3,759	—	598	4,032	32,685	1.3
JNL Multi-Manager Small Cap Value Fund - Class I	31,941	7,074	1,738	—	133	999	38,409	1.5
JNL/Boston Partners Global Long Short Equity Fund - Class I	24,883	7,116	2	—	—	(1,408)	30,589	1.2
JNL/Brookfield Global Infrastructure and MLP Fund - Class I	—	9,542	—	—	—	183	9,725	0.4
JNL/Causeway International Value Select Fund - Class I	254,527	7,767	6,944	—	335	(13,821)	241,864	9.8
JNL/Crescent High Income Fund - Class I	41,376	13	16,180	—	30	(52)	25,187	1.0
JNL/DoubleLine Core Fixed Income Fund - Class I	—	49,904	143	—	1	358	50,120	2.0
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	45,776	5,416	40	—	(1)	(1,552)	49,599	2.0
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	177,946	294	12,959	—	1,113	4,134	170,528	6.9
JNL/DoubleLine Total Return Fund - Class I	126,919	5,170	49,682	—	(456)	(33)	81,918	3.3
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I	24,605	709	72	—	2	(591)	24,653	1.0
JNL/FPA + DoubleLine Flexible Allocation Fund - Class I	100,036	716	12,313	—	543	(1,625)	87,357	3.5
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	48,212	1,881	175	—	—	(887)	49,031	2.0
JNL/GQG Emerging Markets Equity Fund - Class I	88,247	21,944	2,062	—	205	(7,836)	100,498	4.1
JNL/Harris Oakmark Global Equity Fund - Class I	126,151	4,284	1,567	—	78	(7,372)	121,574	4.9
JNL/Invesco Global Real Estate Fund - Class I	37,013	1,872	12,503	—	(269)	(563)	25,550	1.0
JNL/Lazard Emerging Markets Fund - Class I	63,824	7,595	1,094	—	99	(8,472)	61,952	2.5
JNL/Mellon Capital International Index Fund - Class I	50,687	307	13,345	—	589	(1,608)	36,630	1.5
JNL/Mellon Capital Real Estate Sector Fund - Class I	25,110	1,421	6,248	—	(459)	174	19,998	0.8
JNL/Mellon Capital S&P 500 Index Fund - Class I	89,312	59	9,310	—	782	1,375	82,218	3.3
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class I	—	12,466	172	—	6	75	12,375	0.5
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	51,809	19,077	3,209	—	288	(4,049)	63,916	2.6
JNL/PIMCO Credit Income Fund - Class I	61,406	2,614	6,103	—	(123)	(1,775)	56,019	2.3
JNL/PIMCO Income Fund - Class I	24,962	12,602	41	—	—	(239)	37,284	1.5
JNL/PIMCO Real Return Fund - Class I	36,836	1,155	12,371	—	(171)	(130)	25,319	1.0
JNL/Scout Unconstrained Bond Fund - Class I	36,646	1,365	149	—	(1)	(298)	37,563	1.5
JNL/T. Rowe Price Capital Appreciation Fund - Class I	99,754	748	1,580	—	77	2,425	101,424	4.1
JNL/T. Rowe Price Established Growth Fund - Class I	150,256	8	17,347	—	2,117	12,325	147,359	5.9
JNL/T. Rowe Price Value Fund - Class I	202,867	791	6,616	—	455	(4,515)	192,982	7.8
JNL/WCM Focused International Equity Fund - Class I	258,454	2,079	8,741	—	616	5,680	258,088	10.4
	2,512,944	194,395	212,877	—	7,128	(20,836)	2,480,754	100.0
JNL Aggressive Growth Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	18,906	17,846	209	—	1	(461)	36,083	2.3
JNL Multi-Manager Mid Cap Fund - Class I	99,750	6,513	4,642	—	386	3,312	105,319	6.6
JNL Multi-Manager Small Cap Growth Fund - Class I	22,947	1,135	2,670	—	422	3,064	24,898	1.6
JNL Multi-Manager Small Cap Value Fund - Class I	22,931	6,188	1,373	—	101	778	28,625	1.8
JNL/Boston Partners Global Long Short Equity Fund - Class I	22,787	2,017	4,035	—	119	(1,066)	19,822	1.2
JNL/Brookfield Global Infrastructure and MLP Fund - Class I	—	6,746	—	—	—	109	6,855	0.4
JNL/Causeway International Value Select Fund - Class I	169,196	17,112	9,547	—	393	(9,587)	167,567	10.5
JNL/Crescent High Income Fund - Class I	15,060	1,440	4,400	—	3	(9)	12,094	0.8
JNL/DoubleLine Core Fixed Income Fund - Class I	—	56,786	694	—	5	406	56,503	3.6
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	15,018	1,830	324	—	(6)	(500)	16,018	1.0
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	137,663	7,747	12,029	—	1,029	3,151	137,561	8.6
JNL/DoubleLine Total Return Fund - Class I	63,956	6,648	33,937	—	(305)	(7)	36,355	2.3
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I	22,623	2,102	12,478	—	254	(547)	11,954	0.8
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	18,631	2,076	521	—	(3)	(366)	19,817	1.2
JNL/GQG Emerging Markets Equity Fund - Class I	61,012	18,600	1,659	—	163	(5,637)	72,479	4.6
JNL/Harris Oakmark Global Equity Fund - Class I	137,281	12,992	1,343	—	87	(8,623)	140,394	8.8
JNL/Invesco Global Real Estate Fund - Class I	22,847	3,019	5,168	—	(86)	(131)	20,481	1.3
JNL/Lazard Emerging Markets Fund - Class I	46,308	8,677	886	—	77	(6,496)	47,680	3.0
JNL/Mellon Capital International Index Fund - Class I	30,644	2,435	4,879	—	214	(984)	27,430	1.7
JNL/Mellon Capital Real Estate Sector Fund - Class I	18,780	3,270	5,035	—	(369)	329	16,975	1.1
JNL/Mellon Capital S&P 500 Index Fund - Class I	68,989	4,124	14,055	—	1,149	512	60,719	3.8
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class I	—	12,110	289	—	8	71	11,900	0.7

See accompanying Notes to Financial Statements.

18

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	31,201	22,911	2,175	—	190	(3,322)	48,805	3.1
JNL/PIMCO Credit Income Fund - Class I	15,071	1,652	16,319	—	(315)	(89)	—	—
JNL/PIMCO Real Return Fund - Class I	15,106	1,563	16,341	—	(223)	(105)	—	—
JNL/T. Rowe Price Established Growth Fund - Class I	136,149	5,826	12,195	—	1,560	12,047	143,387	9.0
JNL/T. Rowe Price Value Fund - Class I	137,331	9,655	4,432	—	294	(3,208)	139,640	8.8
JNL/WCM Focused International Equity Fund - Class I	175,820	10,486	9,721	—	640	3,865	181,090	11.4
	1,526,007	253,506	181,356	—	5,788	(13,494)	1,590,451	100.0
JNL/Franklin Templeton Founding Strategy Fund
JNL/Franklin Templeton Global Fund - Class I	494,726	—	28,216	—	1,559	(12,029)	456,040	33.2
JNL/Franklin Templeton Income Fund - Class I	491,840	—	33,689	—	296	1,741	460,188	33.5
JNL/Franklin Templeton Mutual Shares Fund - Class I	493,965	—	31,695	—	993	(5,514)	457,749	33.3
	1,480,531	—	93,600	—	2,848	(15,802)	1,373,977	100.0
JNL/Mellon Capital 10 x 10 Fund
JNL/Mellon Capital Bond Index Fund - Class I	48,993	2,686	4,016	—	(70)	(814)	46,779	9.9
JNL/Mellon Capital International Index Fund - Class I	49,979	612	3,382	—	169	(1,470)	45,908	9.7
JNL/Mellon Capital JNL 5 Fund - Class I	250,318	261	16,695	—	1,275	1,759	236,918	50.1
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class I	49,607	77	3,636	—	298	1,281	47,627	10.1
JNL/Mellon Capital S&P 500 Index Fund - Class I	49,532	581	3,764	—	342	910	47,601	10.1
JNL/Mellon Capital Small Cap Index Fund - Class I	49,426	89	6,014	—	629	3,676	47,806	10.1
	497,855	4,306	37,507	—	2,643	5,342	472,639	100.0
JNL/Mellon Capital Index 5 Fund
JNL/Mellon Capital Bond Index Fund - Class I	199,549	4,250	2,934	—	(41)	(3,555)	197,269	20.0
JNL/Mellon Capital International Index Fund - Class I	205,945	964	7,790	—	437	(5,956)	193,600	19.7
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class I	206,849	110	16,196	—	1,510	5,250	197,523	20.1
JNL/Mellon Capital S&P 500 Index Fund - Class I	206,611	224	14,296	—	1,341	3,862	197,742	20.1
JNL/Mellon Capital Small Cap Index Fund - Class I	206,510	133	27,150	—	3,156	15,078	197,727	20.1
	1,025,464	5,681	68,366	—	6,403	14,679	983,861	100.0
JNL/MMRS Conservative Fund
JNL Multi-Manager Small Cap Growth Fund - Class I	8,367	31	2,171	—	327	827	7,381	2.2
JNL/DoubleLine Core Fixed Income Fund - Class I	37,887	16	3,108	—	(26)	(308)	34,461	10.1
JNL/Franklin Templeton Mutual Shares Fund - Class I	12,607	27	1,245	—	51	(147)	11,293	3.3
JNL/Goldman Sachs Core Plus Bond Fund - Class I	45,553	20	3,246	—	(67)	(850)	41,410	12.1
JNL/Invesco International Growth Fund - Class I	21,085	29	1,442	—	82	(1,200)	18,554	5.4
JNL/Invesco Small Cap Growth Fund - Class I	12,558	22	2,590	—	347	768	11,105	3.2
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	45,440	23	3,548	—	(51)	(397)	41,467	12.1
JNL/Mellon Capital Bond Index Fund - Class I	45,512	22	3,234	—	(62)	(769)	41,469	12.1
JNL/Mellon Capital Consumer Discretionary Sector Fund - Class I	8,396	45	1,751	—	263	533	7,486	2.2
JNL/Mellon Capital Emerging Markets Index Fund - Class I	21,154	206	2,298	—	227	(1,405)	17,884	5.2
JNL/Mellon Capital Healthcare Sector Fund - Class I	12,487	99	1,853	—	122	383	11,238	3.3
JNL/Mellon Capital JNL 5 Fund - Class I	12,640	19	1,617	—	143	30	11,215	3.3
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class I	12,575	22	1,776	—	174	239	11,234	3.3
JNL/Neuberger Berman Strategic Income Fund - Class I	19,048	5	1,552	—	—	(281)	17,220	5.0
JNL/PIMCO Real Return Fund - Class I	18,997	4	1,668	—	(6)	(47)	17,280	5.1
JNL/S&P Competitive Advantage Fund - Class I	12,650	56	2,166	—	341	285	11,166	3.3
JNL/S&P Dividend Income & Growth Fund - Class I	12,599	35	1,237	—	83	(111)	11,369	3.3
JNL/S&P Intrinsic Value Fund - Class I	12,638	75	2,364	—	338	511	11,198	3.3
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	8,362	44	1,392	—	139	288	7,441	2.2
	380,555	800	40,258	—	2,425	(1,651)	341,871	100.0
JNL/MMRS Growth Fund
JNL Multi-Manager Small Cap Growth Fund - Class I	3,084	1,501	2,023	—	193	131	2,886	6.0
JNL/DoubleLine Core Fixed Income Fund - Class I	—	4,641	4,196	—	(1)	—	444	0.9
JNL/Franklin Templeton Mutual Shares Fund - Class I	2,484	1,346	1,490	—	5	(63)	2,282	4.7
JNL/Goldman Sachs Core Plus Bond Fund - Class I	—	4,640	4,182	—	(12)	(2)	444	0.9
JNL/Invesco International Growth Fund - Class I	6,229	3,502	3,724	—	55	(468)	5,594	11.6
JNL/Invesco Small Cap Growth Fund - Class I	3,087	1,509	1,921	—	156	24	2,855	5.9
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	—	6,188	5,582	—	(11)	2	597	1.2
JNL/Mellon Capital Bond Index Fund - Class I	—	6,188	5,576	—	(15)	(1)	596	1.2
JNL/Mellon Capital Consumer Discretionary Sector Fund - Class I	2,476	1,294	1,616	—	188	5	2,347	4.9
JNL/Mellon Capital Emerging Markets Index Fund - Class I	6,247	3,461	3,814	—	230	(674)	5,450	11.3
JNL/Mellon Capital Healthcare Sector Fund - Class I	3,702	2,010	2,332	—	54	29	3,463	7.2

See accompanying Notes to Financial Statements.

19

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/Mellon Capital JNL 5 Fund - Class I	2,485	1,285	1,474	—	65	(85)	2,276	4.7
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class I	3,714	1,929	2,243	—	115	(77)	3,438	7.1
JNL/Neuberger Berman Strategic Income Fund - Class I	—	3,092	2,796	—	2	(2)	296	0.6
JNL/PIMCO Real Return Fund - Class I	—	3,088	2,796	—	5	2	299	0.6
JNL/S&P Competitive Advantage Fund - Class I	4,369	2,268	2,722	—	310	(182)	4,043	8.4
JNL/S&P Dividend Income & Growth Fund - Class I	4,964	2,784	3,046	—	91	(187)	4,606	9.6
JNL/S&P Intrinsic Value Fund - Class I	4,374	2,502	2,981	—	290	(66)	4,119	8.5
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	2,472	1,276	1,544	—	103	(25)	2,282	4.7
	49,687	54,504	56,058	—	1,823	(1,639)	48,317	100.0
JNL/MMRS Moderate Fund
JNL Multi-Manager Small Cap Growth Fund - Class I	9,127	2,470	4,562	—	489	601	8,125	4.5
JNL/DoubleLine Core Fixed Income Fund - Class I	8,793	7,930	7,151	—	(67)	(10)	9,495	5.2
JNL/Franklin Templeton Mutual Shares Fund - Class I	6,888	2,136	2,749	—	6	(128)	6,153	3.4
JNL/Goldman Sachs Core Plus Bond Fund - Class I	10,256	9,329	8,293	—	(175)	(49)	11,068	6.1
JNL/Invesco International Growth Fund - Class I	22,879	7,535	8,646	—	84	(1,554)	20,298	11.2
JNL/Invesco Small Cap Growth Fund - Class I	9,139	2,518	4,188	—	374	282	8,125	4.5
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	11,696	10,637	9,528	—	(160)	35	12,680	7.0
JNL/Mellon Capital Bond Index Fund - Class I	11,717	10,667	9,471	—	(194)	(42)	12,677	7.0
JNL/Mellon Capital Consumer Discretionary Sector Fund - Class I	6,961	2,024	3,384	—	398	169	6,168	3.4
JNL/Mellon Capital Emerging Markets Index Fund - Class I	11,519	3,821	4,687	—	239	(1,041)	9,851	5.4
JNL/Mellon Capital Healthcare Sector Fund - Class I	9,053	2,740	3,876	—	101	176	8,194	4.5
JNL/Mellon Capital JNL 5 Fund - Class I	6,957	2,033	2,862	—	134	(123)	6,139	3.4
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class I	11,458	3,385	4,834	—	276	(38)	10,247	5.7
JNL/Neuberger Berman Strategic Income Fund - Class I	5,897	5,231	4,731	—	5	(89)	6,313	3.5
JNL/PIMCO Real Return Fund - Class I	5,880	5,262	4,798	—	(29)	31	6,346	3.5
JNL/S&P Competitive Advantage Fund - Class I	11,745	3,412	5,383	—	648	(194)	10,228	5.7
JNL/S&P Dividend Income & Growth Fund - Class I	13,883	4,048	5,350	—	181	(322)	12,440	6.9
JNL/S&P Intrinsic Value Fund - Class I	11,738	3,500	5,650	—	586	82	10,256	5.7
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	6,851	2,016	3,003	—	201	61	6,126	3.4
	192,437	90,694	103,146	—	3,097	(2,153)	180,929	100.0
JNL/S&P 4 Fund
JNL/S&P Competitive Advantage Fund - Class I	1,790,555	566	162,276	—	22,901	63,222	1,714,968	25.0
JNL/S&P Dividend Income & Growth Fund - Class I	1,763,076	131	40,863	—	1,502	(7,954)	1,715,892	25.0
JNL/S&P Intrinsic Value Fund - Class I	1,787,630	—	191,087	—	26,062	93,042	1,715,647	25.0
JNL/S&P Total Yield Fund - Class I	1,786,225	2,349	86,578	—	6,508	6,960	1,715,464	25.0
	7,127,486	3,046	480,804	—	56,973	155,270	6,861,971	100.0
JNL/S&P Managed Conservative Fund
JNL Multi-Manager Alternative Fund - Class I	45,722	—	3,628	—	66	(411)	41,749	3.0
JNL Multi-Manager Mid Cap Fund - Class I	15,675	—	2,150	—	188	349	14,062	1.0
JNL Multi-Manager Small Cap Growth Fund - Class I	15,660	—	3,446	—	520	1,664	14,398	1.1
JNL Multi-Manager Small Cap Value Fund - Class I	15,630	24	1,856	—	140	228	14,166	1.0
JNL/Causeway International Value Select Fund - Class I	15,696	4	1,350	—	91	(838)	13,603	1.0
JNL/ClearBridge Large Cap Growth Fund - Class I	11,044	1,174	—	—	—	835	13,053	1.0
JNL/Crescent High Income Fund - Class I	53,744	—	11,309	—	67	(13)	42,489	3.1
JNL/DFA U.S. Core Equity Fund - Class I	31,582	—	4,438	—	473	484	28,101	2.0
JNL/DoubleLine Core Fixed Income Fund - Class I	61,535	4,334	—	—	—	(523)	65,346	4.8
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	15,096	—	714	—	(12)	(451)	13,919	1.0
JNL/DoubleLine Total Return Fund - Class I	136,109	—	9,257	—	(25)	92	126,919	9.2
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	104,728	—	6,430	—	(46)	(1,618)	96,634	7.0
JNL/Goldman Sachs Core Plus Bond Fund - Class I	45,330	—	2,353	—	(43)	(865)	42,069	3.1
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I	15,284	27	1,242	—	33	(1,107)	12,995	0.9
JNL/Invesco Diversified Dividend Fund - Class I	10,540	1,695	—	—	—	(203)	12,032	0.9
JNL/Invesco Global Real Estate Fund - Class I	15,471	35	13,976	—	(47)	(621)	862	0.1
JNL/Invesco International Growth Fund - Class I	15,451	6	1,084	—	55	(877)	13,551	1.0
JNL/Invesco Mid Cap Value Fund - Class I	2,767	—	2,742	—	295	(183)	137	—
JNL/JPMorgan MidCap Growth Fund - Class I	31,294	—	5,319	—	630	1,325	27,930	2.0
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	120,866	—	32,320	—	(486)	(833)	87,227	6.4
JNL/MFS Mid Cap Value Fund - Class I	5,707	3,707	—	—	—	102	9,516	0.7
JNL/Oppenheimer Global Growth Fund - Class I	—	11,151	—	—	—	178	11,329	0.8
JNL/PIMCO Income Fund - Class I	46,332	10,823	—	—	—	(490)	56,665	4.1
JNL/PIMCO Real Return Fund - Class I	94,984	17,482	5,500	—	(13)	(17)	106,936	7.8

See accompanying Notes to Financial Statements.

20

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/PPM America Floating Rate Income Fund - Class I	30,362	—	2,655	—	51	317	28,075	2.0
JNL/PPM America High Yield Bond Fund - Class I	76,347	—	5,728	—	78	(675)	70,022	5.1
JNL/PPM America Low Duration Bond Fund - Class I	90,675	—	6,440	—	(8)	83	84,310	6.1
JNL/PPM America Total Return Fund - Class I	106,245	—	6,345	—	(42)	(1,551)	98,307	7.2
JNL/Scout Unconstrained Bond Fund - Class I	64,229	—	7,388	—	(51)	(449)	56,341	4.1
JNL/T. Rowe Price Established Growth Fund - Class I	32,360	—	6,963	—	884	2,179	28,460	2.1
JNL/T. Rowe Price Short-Term Bond Fund - Class I	90,733	—	6,473	—	(10)	170	84,420	6.2
JNL/T. Rowe Price Value Fund - Class I	46,856	3	4,522	—	364	(1,170)	41,531	3.0
JNL/WCM Focused International Equity Fund - Class I	15,551	—	1,973	—	146	243	13,967	1.0
JNL/WMC Value Fund - Class I	2,680	—	—	—	—	(29)	2,651	0.2
	1,482,285	50,465	157,601	—	3,298	(4,675)	1,373,772	100.0
JNL/S&P Managed Moderate Fund
JNL Multi-Manager Alternative Fund - Class I	101,698	—	2,581	—	36	(902)	98,251	3.1
JNL Multi-Manager Mid Cap Fund - Class I	42,719	—	6,413	—	520	893	37,719	1.2
JNL Multi-Manager Small Cap Growth Fund - Class I	36,497	—	4,226	—	630	4,633	37,534	1.2
JNL Multi-Manager Small Cap Value Fund - Class I	71,337	—	24,759	—	974	(371)	47,181	1.5
JNL/BlackRock Large Cap Select Growth Fund - Class I	36,494	—	4,341	—	681	4,460	37,294	1.2
JNL/Causeway International Value Select Fund - Class I	36,019	—	1,683	—	87	(1,922)	32,501	1.0
JNL/ClearBridge Large Cap Growth Fund - Class I	43,469	743	—	—	—	3,100	47,312	1.5
JNL/Crescent High Income Fund - Class I	101,943	—	2,554	—	10	79	99,478	3.1
JNL/DFA U.S. Core Equity Fund - Class I	36,357	—	2,684	—	266	802	34,741	1.1
JNL/DoubleLine Core Fixed Income Fund - Class I	69,772	2,309	—	—	—	(595)	71,486	2.3
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	33,713	—	332	—	(7)	(1,049)	32,325	1.0
JNL/DoubleLine Total Return Fund - Class I	234,469	1	3,528	—	(6)	202	231,138	7.3
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	232,171	—	3,321	—	(29)	(3,968)	224,853	7.1
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I	34,386	—	1,098	—	26	(2,623)	30,691	1.0
JNL/Invesco Diversified Dividend Fund - Class I	102,649	—	1,817	—	40	(2,107)	98,765	3.1
JNL/Invesco Global Real Estate Fund - Class I	34,612	4	18,773	—	60	(874)	15,029	0.5
JNL/Invesco International Growth Fund - Class I	70,392	—	2,501	—	91	(4,057)	63,925	2.0
JNL/Invesco Mid Cap Value Fund - Class I	12,632	—	7,436	—	794	(226)	5,764	0.2
JNL/Invesco Small Cap Growth Fund - Class I	36,654	—	3,668	—	475	2,842	36,303	1.1
JNL/JPMorgan MidCap Growth Fund - Class I	84,138	—	13,549	—	1,504	3,639	75,732	2.4
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	166,181	29	22,522	—	(342)	(1,355)	141,991	4.5
JNL/Lazard Emerging Markets Fund - Class I	36,217	—	1,903	—	148	(4,184)	30,278	0.9
JNL/MFS Mid Cap Value Fund - Class I	17,631	566	—	—	—	76	18,273	0.6
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	—	15,070	—	—	—	(1,401)	13,669	0.4
JNL/Oppenheimer Global Growth Fund - Class I	36,882	112	1,610	—	178	595	36,157	1.1
JNL/PIMCO Income Fund - Class I	80,455	1,908	—	—	—	(803)	81,560	2.6
JNL/PIMCO Real Return Fund - Class I	188,671	15,000	7,585	—	(23)	(232)	195,831	6.2
JNL/PPM America High Yield Bond Fund - Class I	136,625	—	3,331	—	34	(1,149)	132,179	4.2
JNL/PPM America Low Duration Bond Fund - Class I	168,314	—	3,321	—	(3)	164	165,154	5.2
JNL/PPM America Total Return Fund - Class I	168,253	—	1,949	—	(17)	(2,517)	163,770	5.2
JNL/Scout Unconstrained Bond Fund - Class I	117,002	—	10,610	—	(81)	(844)	105,467	3.3
JNL/T. Rowe Price Established Growth Fund - Class I	284,184	—	25,798	—	3,247	24,370	286,003	9.0
JNL/T. Rowe Price Short-Term Bond Fund - Class I	136,110	—	3,444	—	(4)	268	132,930	4.2
JNL/T. Rowe Price Value Fund - Class I	227,303	—	18,068	—	1,222	(5,516)	204,941	6.5
JNL/WCM Focused International Equity Fund - Class I	51,893	11,654	—	—	—	1,369	64,916	2.0
JNL/WMC Value Fund - Class I	48,418	—	9,085	—	620	(994)	38,959	1.2
	3,316,260	47,396	214,490	—	11,131	9,803	3,170,100	100.0
JNL/S&P Managed Moderate Growth Fund
JNL Multi-Manager Alternative Fund - Class I	191,143	—	1,730	—	21	(1,689)	187,745	3.0
JNL Multi-Manager Mid Cap Fund - Class I	133,652	—	38,082	—	2,723	1,090	99,383	1.6
JNL Multi-Manager Small Cap Growth Fund - Class I	71,163	—	5,900	—	854	9,493	75,610	1.2
JNL Multi-Manager Small Cap Value Fund - Class I	139,007	—	5,462	—	341	2,900	136,786	2.2
JNL/BlackRock Large Cap Select Growth Fund - Class I	295,463	—	53,574	—	8,021	32,334	282,244	4.6
JNL/Causeway International Value Select Fund - Class I	100,945	1,178	—	—	—	(5,428)	96,695	1.6
JNL/ClearBridge Large Cap Growth Fund - Class I	108,716	3,394	—	—	—	7,839	119,949	1.9
JNL/Crescent High Income Fund - Class I	140,348	—	6,075	—	21	97	134,391	2.2
JNL/DoubleLine Core Fixed Income Fund - Class I	63,183	2,820	—	—	—	(530)	65,473	1.1
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	62,884	49	33	—	(1)	(1,977)	60,922	1.0
JNL/DoubleLine Total Return Fund - Class I	183,241	337	13	—	—	173	183,738	3.0
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	309,226	161	731	—	(3)	(5,419)	303,234	4.9
JNL/Goldman Sachs Core Plus Bond Fund - Class I	53,496	—	—	—	—	(1,080)	52,416	0.8

See accompanying Notes to Financial Statements.

21

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I	64,575	—	1,066	—	27	(5,006)	58,530	0.9
JNL/GQG Emerging Markets Equity Fund - Class I	21,146	1,804	—	—	—	(1,524)	21,426	0.3
JNL/Invesco Diversified Dividend Fund - Class I	119,255	5,982	—	—	—	(2,425)	122,812	2.0
JNL/Invesco Global Real Estate Fund - Class I	129,626	170	59,949	—	(87)	(2,850)	66,910	1.1
JNL/Invesco International Growth Fund - Class I	133,858	—	2,862	—	98	(7,764)	123,330	2.0
JNL/Invesco Mid Cap Value Fund - Class I	33,265	—	13,675	—	1,446	122	21,158	0.3
JNL/Invesco Small Cap Growth Fund - Class I	70,792	—	4,897	—	617	5,833	72,345	1.2
JNL/JPMorgan MidCap Growth Fund - Class I	211,911	—	38,862	—	4,236	8,587	185,872	3.0
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	176,950	643	11,959	—	(174)	(1,553)	163,907	2.6
JNL/Lazard Emerging Markets Fund - Class I	69,150	—	2,479	—	183	(8,065)	58,789	0.9
JNL/MFS Mid Cap Value Fund - Class I	28,032	1,558	—	—	—	135	29,725	0.5
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	103,976	25,006	9,622	—	930	(7,325)	112,965	1.8
JNL/Oppenheimer Global Growth Fund - Class I	204,489	150	4,447	—	479	3,708	204,379	3.3
JNL/PIMCO Income Fund - Class I	50,740	55,981	—	—	—	(555)	106,166	1.7
JNL/PIMCO Real Return Fund - Class I	230,509	86	8,130	—	(25)	(498)	221,942	3.6
JNL/PPM America High Yield Bond Fund - Class I	192,700	—	1,603	—	12	(1,595)	189,514	3.1
JNL/PPM America Low Duration Bond Fund - Class I	243,511	405	5	—	—	242	244,153	3.9
JNL/PPM America Mid Cap Value Fund - Class I	31,362	—	—	—	—	(751)	30,611	0.5
JNL/PPM America Total Return Fund - Class I	188,111	188	142	—	(1)	(2,830)	185,326	3.0
JNL/Scout Unconstrained Bond Fund - Class I	162,449	—	33,603	—	(304)	(998)	127,544	2.1
JNL/T. Rowe Price Established Growth Fund - Class I	808,970	—	45,806	—	5,627	73,443	842,234	13.6
JNL/T. Rowe Price Short-Term Bond Fund - Class I	184,070	241	40	—	—	373	184,644	3.0
JNL/T. Rowe Price Value Fund - Class I	680,038	—	20,833	—	1,371	(15,090)	645,486	10.4
JNL/WCM Focused International Equity Fund - Class I	136,464	17,366	—	—	—	3,473	157,303	2.5
JNL/WMC Value Fund - Class I	253,096	—	25,982	—	1,704	(4,081)	224,737	3.6
	6,381,512	117,519	397,562	—	28,116	70,809	6,200,394	100.0
JNL/S&P Managed Growth Fund
JNL Multi-Manager Alternative Fund - Class I	157,412	357	—	—	—	(1,390)	156,379	2.8
JNL Multi-Manager Mid Cap Fund - Class I	99,891	216	27,079	—	1,912	952	75,892	1.3
JNL Multi-Manager Small Cap Growth Fund - Class I	117,727	—	7,447	—	1,140	16,182	127,602	2.3
JNL Multi-Manager Small Cap Value Fund - Class I	121,200	—	4,609	—	285	2,542	119,418	2.1
JNL/BlackRock Large Cap Select Growth Fund - Class I	508,806	—	66,779	—	10,343	60,908	513,278	9.1
JNL/Causeway International Value Select Fund - Class I	117,222	—	2,429	—	115	(6,252)	108,656	1.9
JNL/ClearBridge Large Cap Growth Fund - Class I	166,101	7,869	—	—	—	12,018	185,988	3.3
JNL/Crescent High Income Fund - Class I	93,961	1,139	—	—	—	92	95,192	1.7
JNL/DoubleLine Core Fixed Income Fund - Class I	5,840	—	—	—	—	(51)	5,789	0.1
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	36,430	20,435	500	—	(12)	(1,373)	54,980	1.0
JNL/DoubleLine Total Return Fund - Class I	54,064	17	85	—	—	50	54,046	1.0
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I	54,217	74	334	—	8	(4,250)	49,715	0.9
JNL/GQG Emerging Markets Equity Fund - Class I	32,243	4,985	—	—	—	(2,255)	34,973	0.6
JNL/Invesco Diversified Dividend Fund - Class I	108,189	13,600	—	—	—	(1,969)	119,820	2.1
JNL/Invesco Global Real Estate Fund - Class I	105,494	202	44,146	—	97	(2,116)	59,531	1.1
JNL/Invesco International Growth Fund - Class I	115,830	—	2,044	—	66	(6,730)	107,122	1.9
JNL/Invesco Mid Cap Value Fund - Class I	67,094	—	11,858	—	1,217	2,150	58,603	1.0
JNL/Invesco Small Cap Growth Fund - Class I	62,950	—	4,631	—	592	5,144	64,055	1.1
JNL/JPMorgan MidCap Growth Fund - Class I	181,455	—	68,587	—	7,591	3,126	123,585	2.2
JNL/Lazard Emerging Markets Fund - Class I	136,113	—	9,536	—	587	(15,555)	111,609	2.0
JNL/MFS Mid Cap Value Fund - Class I	22,167	2,641	—	—	—	148	24,956	0.4
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	100,300	491	—	—	—	(4,727)	96,064	1.7
JNL/Oppenheimer Global Growth Fund - Class I	297,369	30,000	6,741	—	726	5,854	327,208	5.8
JNL/PIMCO Income Fund - Class I	61,800	27,344	—	—	—	(640)	88,504	1.6
JNL/PIMCO Real Return Fund - Class I	139,337	—	10,944	—	(34)	(332)	128,027	2.3
JNL/PPM America High Yield Bond Fund - Class I	107,365	120	11	—	—	(881)	106,593	1.9
JNL/PPM America Low Duration Bond Fund - Class I	88,833	1,545	—	—	—	91	90,469	1.6
JNL/PPM America Mid Cap Value Fund - Class I	17,995	—	—	—	—	(431)	17,564	0.3
JNL/PPM America Total Return Fund - Class I	100,157	744	—	—	—	(1,507)	99,394	1.8
JNL/Scout Unconstrained Bond Fund - Class I	54,056	21	58	—	—	(434)	53,585	1.0
JNL/T. Rowe Price Established Growth Fund - Class I	786,164	—	30,874	—	3,933	73,424	832,647	14.8
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	199,691	—	—	—	—	9,967	209,658	3.7
JNL/T. Rowe Price Short-Term Bond Fund - Class I	100,011	620	—	—	—	204	100,835	1.8
JNL/T. Rowe Price Value Fund - Class I	833,545	—	25,744	—	1,617	(18,508)	790,910	14.0
JNL/WCM Focused International Equity Fund - Class I	156,107	26,677	—	—	—	4,049	186,833	3.3
JNL/WMC Value Fund - Class I	276,490	—	22,064	—	1,429	(4,127)	251,728	4.5
	5,683,626	139,097	346,500	—	31,612	123,373	5,631,208	100.0
JNL/S&P Managed Aggressive Growth Fund

See accompanying Notes to Financial Statements.

22

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Multi-Manager Alternative Fund - Class I	61,485	666	—	—	—	(553)	61,598	2.7
JNL Multi-Manager Mid Cap Fund - Class I	42,957	34	4,385	—	352	1,090	40,048	1.8
JNL Multi-Manager Small Cap Growth Fund - Class I	44,028	—	1,314	—	199	6,342	49,255	2.2
JNL Multi-Manager Small Cap Value Fund - Class I	64,880	190	4,221	—	220	1,222	62,291	2.7
JNL/BlackRock Large Cap Select Growth Fund - Class I	201,356	—	13,414	—	2,060	26,709	216,711	9.5
JNL/Causeway International Value Select Fund - Class I	65,612	159	100	—	6	(3,503)	62,174	2.7
JNL/ClearBridge Large Cap Growth Fund - Class I	108,358	—	1,544	—	196	7,471	114,481	5.0
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	20,174	363	—	—	—	(641)	19,896	0.9
JNL/DoubleLine Total Return Fund - Class I	20,157	333	—	—	—	21	20,511	0.9
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I	672	—	—	—	—	(53)	619	—
JNL/GQG Emerging Markets Equity Fund - Class I	28,992	—	2,216	—	159	(1,790)	25,145	1.1
JNL/Invesco Diversified Dividend Fund - Class I	80,421	9,651	—	—	—	(1,702)	88,370	3.9
JNL/Invesco Global Real Estate Fund - Class I	41,627	499	15,998	—	(26)	(763)	25,339	1.1
JNL/Invesco International Growth Fund - Class I	42,476	235	—	—	—	(2,496)	40,215	1.8
JNL/Invesco Mid Cap Value Fund - Class I	24,486	—	7,235	—	766	433	18,450	0.8
JNL/Invesco Small Cap Growth Fund - Class I	39,279	—	5,625	—	681	2,769	37,104	1.6
JNL/JPMorgan MidCap Growth Fund - Class I	106,449	—	45,620	—	5,079	1,194	67,102	2.9
JNL/Lazard Emerging Markets Fund - Class I	45,345	3,705	—	—	—	(5,845)	43,205	1.9
JNL/MFS Mid Cap Value Fund - Class I	11,225	1,975	—	—	—	51	13,251	0.6
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	53,602	764	1,350	—	134	(2,562)	50,588	2.2
JNL/Oppenheimer Global Growth Fund - Class I	111,222	25,701	602	—	65	2,581	138,967	6.1
JNL/PIMCO Income Fund - Class I	10,711	2,091	—	—	—	(112)	12,690	0.6
JNL/PPM America High Yield Bond Fund - Class I	41,078	500	—	—	—	(339)	41,239	1.8
JNL/PPM America Total Return Fund - Class I	20,264	342	—	—	—	(305)	20,301	0.9
JNL/Scout Unconstrained Bond Fund - Class I	8,099	—	—	—	—	(65)	8,034	0.4
JNL/T. Rowe Price Established Growth Fund - Class I	278,212	5,592	—	—	—	27,820	311,624	13.7
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	105,477	—	—	—	—	5,265	110,742	4.9
JNL/T. Rowe Price Short-Term Bond Fund - Class I	40,070	673	—	—	—	84	40,827	1.8
JNL/T. Rowe Price Value Fund - Class I	316,767	5,671	—	—	—	(6,760)	315,678	13.9
JNL/WCM Focused International Equity Fund - Class I	66,517	32,424	—	—	—	1,881	100,822	4.4
JNL/WMC Value Fund - Class I	131,993	—	12,775	—	774	(2,091)	117,901	5.2
	2,233,991	91,568	116,399	—	10,665	55,353	2,275,178	100.0

See accompanying Notes to Financial Statements.

23

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2018

	JNL/American Funds Balanced Fund(a)	JNL/American Funds Blue Chip Income and Growth Fund(a)	JNL/American Funds Global Bond Fund(a)	JNL/American Funds Global Small Capitalization Fund(a)	JNL/American Funds Growth-Income Fund(a)	JNL/American Funds International Fund(a)	JNL/American Funds New World Fund(a)
Assets
Investments - unaffiliated, at value	$974,641	$—	$—	$—	$—	$—	$—
Investments - affiliated, at value	—	3,334,238	553,746	739,410	6,481,590	2,074,281	1,376,137
Receivable from:
Investment securities sold	670	242	—	—	—	249	—
Fund shares sold	1,203	1,592	310	758	4,663	1,066	1,084
Dividends	125	—	—	—	—	—	—
Adviser	318	1,189	239	342	1,870	954	871
Other assets	2	9	1	2	15	5	3
Total assets	976,959	3,337,270	554,296	740,512	6,488,138	2,076,555	1,378,095
Liabilities
Payable for:
Investment securities purchased	—	—	28	521	1,995	—	494
Fund shares redeemed	1,873	1,835	282	238	2,668	1,315	590
Advisory fees	418	1,558	272	404	2,938	1,255	1,086
Administrative fees	119	409	68	93	744	260	174
12b-1 fees (Class A)	56	191	32	43	372	119	79
Board of trustee fees	38	119	25	25	194	64	50
Chief compliance officer fees	1	3	—	1	6	2	1
Other expenses	1	5	1	1	13	3	2
Total liabilities	2,506	4,120	708	1,326	8,930	3,018	2,476
Net assets	$974,453	$3,333,150	$553,588	$739,186	$6,479,208	$2,073,537	$1,375,619
Net assets consist of:
Paid-in capital(b)	$879,430	$3,098,860	$577,519	$656,379	$5,933,011	$1,816,768	$1,267,079
Undistributed (excess of distributions
over) net investment income (loss)	7,515	—	2,987	(589)	—	15,539	6,422
Accumulated net realized gain (loss)	99,613	—	(9,175)	38,656	—	119,193	30,674
Net unrealized appreciation (depreciation) on
investments and foreign currency	(12,105)	234,290	(17,743)	44,740	546,197	122,037	71,444
Net assets	$974,453	$3,333,150	$553,588	$739,186	$6,479,208	$2,073,537	$1,375,619
Net assets - Class A	$968,849	$3,330,270	$552,681	$737,867	$6,466,988	$2,068,595	$1,371,580
Shares outstanding - Class A	83,102	150,264	52,299	49,439	273,766	139,150	108,824
Net asset value per share - Class A	$11.66	$22.16	$10.57	$14.92	$23.62	$14.87	$12.60
Net assets - Class I	$5,604	$2,880	$907	$1,319	$12,220	$4,942	$4,039
Shares outstanding - Class I	465	128	85	87	511	329	317
Net asset value per share - Class I	$12.04	$22.44	$10.67	$15.13	$23.91	$15.04	$12.74
Investments - unaffiliated, at cost	$986,748	$—	$—	$—	$—	$—	$—
Investments - affiliated, at cost	—	3,099,948	571,489	694,670	5,935,393	1,952,244	1,304,693

(a)

The Master Funds for the JNL/American Funds Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Vanguard Master Feeder Funds are the shares of the corresponding Vanguard Variable Insurance Fund. These financial statements should be read in conjunction with each Master Fund's respective shareholder report.

(b)	Represents partners' capital for funds structured as partnerships.

See accompanying Notes to Financial Statements.

24

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2018

	JNL/Vanguard Capital Growth Fund(a)	JNL/Vanguard Equity Income Fund(a)	JNL/Vanguard International Fund(a)	JNL/Vanguard Small Company Growth Fund(a)	JNL Institutional Alt 25 Fund	JNL Institutional Alt 50 Fund	JNL/American Funds Moderate Growth Allocation Fund
Assets
Investments - unaffiliated, at value	$—	$—	$—	$—	$—	$—	$2,052,676
Investments - affiliated, at value	184,544	97,164	424,857	134,288	3,060,799	2,635,643	222,712
Receivable from:
Investment securities sold	—	—	—	—	1,499	961	—
Fund shares sold	514	434	2,736	831	429	737	1,340
Dividends	—	—	—	—	—	—	2,298
Adviser	60	31	191	51	—	—	—
Other assets	—	—	1	—	7	6	6
Total assets	185,118	97,629	427,785	135,170	3,062,734	2,637,347	2,279,032
Liabilities
Payable for:
Investment securities purchased	330	341	2,577	767	—	—	582
Fund shares redeemed	184	93	160	64	1,928	1,698	757
Advisory fees	79	40	234	64	276	240	350
Administrative fees	23	13	52	15	127	110	283
12b-1 fees (Class A)	10	5	24	8	177	152	131
Board of trustee fees	2	1	4	1	176	175	71
Chief compliance officer fees	—	—	—	—	3	2	2
Other expenses	—	—	1	—	5	6	3
Total liabilities	628	493	3,052	919	2,692	2,383	2,179
Net assets	$184,490	$97,136	$424,733	$134,251	$3,060,042	$2,634,964	$2,276,853
Net assets consist of:
Paid-in capital(b)	$183,922	$102,908	$435,935	$134,199	$2,974,705	$2,584,806	$2,217,809
Net unrealized appreciation (depreciation) on
investments and foreign currency	568	(5,772)	(11,202)	52	85,337	50,158	59,044
Net assets	$184,490	$97,136	$424,733	$134,251	$3,060,042	$2,634,964	$2,276,853
Net assets - Class A	$182,601	$95,448	$420,932	$132,597	$3,059,690	$2,634,149	$2,271,663
Shares outstanding - Class A	16,207	9,091	39,300	11,317	180,519	155,434	150,708
Net asset value per share - Class A	$11.27	$10.50	$10.71	$11.72	$16.95	$16.95	$15.07
Net assets - Class I	$1,889	$1,688	$3,801	$1,654	$352	$815	$5,190
Shares outstanding - Class I	167	160	354	141	21	48	343
Net asset value per share - Class I	$11.30	$10.53	$10.73	$11.75	$16.99	$16.99	$15.11
Investments - unaffiliated, at cost	$—	$—	$—	$—	$—	$—	$1,987,167
Investments - affiliated, at cost	183,976	102,936	436,059	134,236	2,975,462	2,585,485	229,177

(a)

The Master Funds for the JNL/American Funds Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Vanguard Master Feeder Funds are the shares of the corresponding Vanguard Variable Insurance Fund. These financial statements should be read in conjunction with each Master Fund's respective shareholder report.

(b)	Represents partners' capital for funds structured as partnerships.

See accompanying Notes to Financial Statements.

25

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2018

	JNL/American Funds Growth Allocation Fund	JNL/DFA Growth Allocation Fund	JNL/DFA Moderate Growth Allocation Fund	JNL Moderate Growth Allocation Fund	JNL Growth Allocation Fund	JNL Aggressive Growth Allocation Fund	JNL/Franklin Templeton Founding Strategy Fund
Assets
Investments - unaffiliated, at value	$2,172,999	$130,167	$110,892	$—	$—	$—	$—
Investments - affiliated, at value	195,217	—	—	2,426,364	2,480,754	1,590,451	1,373,977
Receivable from:
Investment securities sold	1,825	—	5	235	243	695	415
Fund shares sold	2,011	337	12	441	290	398	322
Dividends	1,259	—	—	—	—	—	—
Adviser	—	5	4	—	—	—	—
Other assets	6	—	—	6	6	4	3
Total assets	2,373,317	130,509	110,913	2,427,046	2,481,293	1,591,548	1,374,717
Liabilities
Payable for:
Investment securities purchased	—	328	—	—	—	—	—
Fund shares redeemed	3,836	8	17	677	533	1,094	737
Advisory fees	363	21	18	182	186	127	—
Administrative fees	294	16	14	101	104	66	57
12b-1 fees (Class A)	136	7	6	140	143	92	79
Board of trustee fees	65	2	1	123	102	65	92
Chief compliance officer fees	2	—	—	2	2	1	1
Other expenses	3	—	—	5	5	3	3
Total liabilities	4,699	382	56	1,230	1,075	1,448	969
Net assets	$2,368,618	$130,127	$110,857	$2,425,816	$2,480,218	$1,590,100	$1,373,748
Net assets consist of:
Paid-in capital(a)	$2,293,776	$129,662	$110,734	$2,367,163	$2,397,091	$1,533,672	$1,350,756
Undistributed (excess of distributions
over) net investment income (loss)	—	622	555	—	—	—	—
Accumulated net realized gain (loss)	—	(133)	176	—	—	—	—
Net unrealized appreciation (depreciation) on
investments and foreign currency	74,842	(24)	(608)	58,653	83,127	56,428	22,992
Net assets	$2,368,618	$130,127	$110,857	$2,425,816	$2,480,218	$1,590,100	$1,373,748
Net assets - Class A	$2,364,640	$128,173	$107,722	$2,424,670	$2,475,475	$1,587,905	$1,373,516
Shares outstanding - Class A	141,689	11,936	10,163	178,261	183,904	123,117	99,415
Net asset value per share - Class A	$16.69	$10.74	$10.60	$13.60	$13.46	$12.90	$13.82
Net assets - Class I	$3,978	$1,954	$3,135	$1,146	$4,743	$2,195	$232
Shares outstanding - Class I	238	182	295	84	352	170	17
Net asset value per share - Class I	$16.73	$10.75	$10.63	$13.64	$13.49	$12.92	$13.85
Investments - unaffiliated, at cost	$2,095,661	$130,191	$111,500	$—	$—	$—	$—
Investments - affiliated, at cost	197,713	—	—	2,367,711	2,397,627	1,534,023	1,350,985

(a)	Represents partners' capital for funds structured as partnerships.

See accompanying Notes to Financial Statements.

26

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2018

	JNL/Mellon Capital 10 x 10 Fund	JNL/Mellon Capital Index 5 Fund	JNL/MMRS Conservative Fund	JNL/MMRS Growth Fund	JNL/MMRS Moderate Fund	JNL/S&P 4 Fund	JNL/S&P Managed Conservative Fund
Assets
Investments - affiliated, at value	472,639	983,861	341,871	48,317	180,929	6,861,971	1,373,772
Receivable from:
Investment securities sold	51	1,694	363	74	49	—	187
Fund shares sold	35	126	6	—	1	5,923	829
Other assets	1	2	1	—	—	16	3
Total assets	472,726	985,683	342,241	48,391	180,979	6,867,910	1,374,791
Liabilities
Payable for:
Investment securities purchased	—	—	—	—	—	2,890	—
Fund shares redeemed	86	1,820	369	74	49	3,034	1,016
Advisory fees	—	—	86	12	45	—	112
Administrative fees	20	41	14	2	8	270	57
12b-1 fees (Class A)	27	57	20	3	11	398	79
Board of trustee fees	25	45	28	2	9	308	92
Chief compliance officer fees	1	1	—	—	—	6	1
Other expenses	1	2	1	—	—	14	3
Total liabilities	160	1,966	518	93	122	6,920	1,360
Net assets	$472,566	$983,717	$341,723	$48,298	$180,857	$6,860,990	$1,373,431
Net assets consist of:
Paid-in capital(a)	$438,206	$916,660	$332,694	$46,858	$174,258	$6,083,241	$1,358,790
Net unrealized appreciation (depreciation) on
investments and foreign currency	34,360	67,057	9,029	1,440	6,599	777,749	14,641
Net assets	$472,566	$983,717	$341,723	$48,298	$180,857	$6,860,990	$1,373,431
Net assets - Class A	$472,565	$983,716	$341,722	$48,297	$180,856	$6,857,343	$1,373,290
Shares outstanding - Class A	33,668	66,004	28,966	3,936	15,195	326,514	102,669
Net asset value per share - Class A	$14.04	$14.90	$11.80	$12.27	$11.90	$21.00	$13.38
Net assets - Class I	$1	$1	$1	$1	$1	$3,647	$141
Shares outstanding - Class I	—	—	—	—	—	173	11
Net asset value per share - Class I	$14.08	$14.94	$11.85	$12.28	$11.93	$21.05	$13.37
Investments - affiliated, at cost	$438,279	$916,804	$332,842	$46,877	$174,330	$6,084,222	$1,359,131

(a)	Represents partners' capital for funds structured as partnerships.

See accompanying Notes to Financial Statements.

27

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2018

	JNL/S&P Managed Moderate Fund	JNL/S&P Managed Moderate Growth Fund	JNL/S&P Managed Growth Fund	JNL/S&P Managed Aggressive Growth Fund	JNL/Vanguard Global Bond Market Index Fund	JNL/Vanguard International Stock Market Index Fund	JNL/Vanguard U.S. Stock Market Index Fund
Assets
Investments - unaffiliated, at value	$—	$—	$—	$—	$53,687	$239,439	$189,983
Investments - affiliated, at value	3,170,100	6,200,394	5,631,208	2,275,178	—	—	—
Receivable from:
Investment securities sold	808	2,462	1,786	—	274	—	—
Fund shares sold	532	860	776	1,068	22	396	372
Dividends	—	—	—	—	81	—	—
Adviser	—	—	—	—	4	14	9
Other assets	7	15	14	5	—	1	—
Total assets	3,171,447	6,203,731	5,633,784	2,276,251	54,068	239,850	190,364
Liabilities
Payable for:
Investment securities purchased	—	—	—	806	—	326	324
Fund shares redeemed	1,340	3,322	2,562	262	296	70	49
Advisory fees	230	415	383	172	9	39	30
Administrative fees	131	245	224	95	6	30	15
12b-1 fees (Class A)	183	358	325	131	3	14	11
Board of trustee fees	183	343	288	111	—	4	1
Chief compliance officer fees	3	5	5	2	—	—	—
Other expenses	6	13	12	5	—	—	—
Total liabilities	2,076	4,701	3,799	1,584	314	483	430
Net assets	$3,169,371	$6,199,030	$5,629,985	$2,274,667	$53,754	$239,367	$189,934
Net assets consist of:
Paid-in capital(a)	$3,077,834	$5,888,041	$5,216,584	$2,095,082	$53,937	$251,198	$187,602
Net unrealized appreciation (depreciation) on
investments and foreign currency	91,537	310,989	413,401	179,585	(183)	(11,831)	2,332
Net assets	$3,169,371	$6,199,030	$5,629,985	$2,274,667	$53,754	$239,367	$189,934
Net assets - Class A	$3,168,969	$6,193,827	$5,627,285	$2,271,965	$52,966	$235,669	$187,105
Shares outstanding - Class A	204,567	348,444	291,072	99,580	5,297	23,492	16,981
Net asset value per share - Class A	$15.49	$17.78	$19.33	$22.82	$10.00	$10.03	$11.02
Net assets - Class I	$402	$5,203	$2,700	$2,702	$788	$3,698	$2,829
Shares outstanding - Class I	26	292	139	118	79	368	256
Net asset value per share - Class I	$15.53	$17.82	$19.37	$22.87	$10.03	$10.05	$11.06
Investments - unaffiliated, at cost	$—	$—	$—	$—	$53,870	$251,270	$187,651
Investments - affiliated, at cost	3,078,563	5,889,405	5,217,807	2,095,593	—	—	—

(a)	Represents partners' capital for funds structured as partnerships.

See accompanying Notes to Financial Statements.

28

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2018

	JNL/American Funds Balanced Fund(b)	JNL/American Funds Blue Chip Income and Growth Fund(b)	JNL/American Funds Global Bond Fund(b)	JNL/American Funds Global Small Capitalization Fund(b)	JNL/American Funds Growth-Income Fund(b)	JNL/American Funds International Fund(b)	JNL/American Funds New World Fund(b)
Investment income
Dividends (a)	$—	$—	$—	$—	$—	$—	$—
Dividends received from master fund (a)	3,399	14,245	1,269	621	17,164	4,810	3,589
Total investment income	3,399	14,245	1,269	621	17,164	4,810	3,589

Expenses
Advisory fees	2,322	9,495	1,623	2,296	17,009	7,550	6,608
Administrative fees	660	2,488	406	530	4,311	1,565	1,060
12b-1 fees (Class A)	1,314	5,052	811	1,058	9,253	3,126	2,117
Legal fees	2	7	1	2	14	4	3
Board of trustee fees	17	71	11	14	127	43	30
Chief compliance officer fees	1	3	—	1	6	2	1
Other expenses	12	16	2	3	33	10	6
Total expenses	4,328	17,132	2,854	3,904	30,753	12,300	9,825
Expense waiver	(1,759)	(7,245)	(1,420)	(1,943)	(10,807)	(5,738)	(5,300)
Net expenses	2,569	9,887	1,434	1,961	19,946	6,562	4,525
Net investment income (loss)	830	4,358	(165)	(1,340)	(2,782)	(1,752)	(936)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	30	—	—	—	—	—	—
Investments - affiliated	—	56,226	(606)	2,947	19,280	6,732	4,041
Distributions from unaffiliated
investment companies	41,203	—	—	—	—	—	—
Distributions from affiliated investment
companies	—	254,976	1,897	31,660	431,389	97,572	37,528
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(35,702)	—	—	—	—	—	—
Investments - affiliated	—	(309,826)	(11,880)	(4,067)	(77,938)	(110,325)	(101,125)
Net realized and unrealized gain (loss)	5,531	1,376	(10,589)	30,540	372,731	(6,021)	(59,556)
Change in net assets from operations	$6,361	$5,734	$(10,754)	$29,200	$369,949	$(7,773)	$(60,492)
(a) Affiliated income	$—	$14,245	$1,269	$621	$17,164	$4,810	$3,589

(b)

The Master Funds for the JNL/American Funds Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Vanguard Master Feeder Funds are the shares of the corresponding Vanguard Variable Insurance Fund. These financial statements should be read in conjunction with each Master Fund's respective shareholder report.

See accompanying Notes to Financial Statements.

29

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2018

	JNL/Vanguard Capital Growth Fund(b)	JNL/Vanguard Equity Income Fund(b)	JNL/Vanguard International Fund(b)	JNL/Vanguard Small Company Growth Fund(b)	JNL Institutional Alt 25 Fund	JNL Institutional Alt 50 Fund	JNL/American Funds Moderate Growth Allocation Fund
Investment income
Dividends (a)	$—	$—	$—	$—	$—	$—	$15,880
Dividends received from master fund (a)	4,676	1,485	2,018	269	—	—	—
Total investment income	4,676	1,485	2,018	269	—	—	15,880

Expenses
Advisory fees	352	179	983	243	1,711	1,501	2,087
Administrative fees	101	51	218	58	791	688	1,683
12b-1 fees (Class A)	200	101	434	116	4,777	4,130	3,362
Legal fees	—	—	1	—	5	6	5
Board of trustee fees	3	1	5	1	66	58	47
Chief compliance officer fees	—	—	1	—	3	2	2
Other expenses	—	—	—	—	17	15	9
Total expenses	656	332	1,642	418	7,370	6,400	7,195
Expense waiver	(268)	(136)	(801)	(194)	—	—	—
Net expenses	388	196	841	224	7,370	6,400	7,195
Net investment income (loss)	4,288	1,289	1,177	45	(7,370)	(6,400)	8,685

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	—	—	—	—	—	—	4,320
Investments - affiliated	914	(29)	487	1,005	18,508	15,461	4,843
Distributions from unaffiliated
investment companies	—	—	—	—	—	—	75,249
Distributions from affiliated investment
companies	—	3,917	6,753	7,276	—	—	17
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	—	—	—	—	—	—	(52,546)
Investments - affiliated	(2,036)	(6,560)	(12,465)	(1,749)	(31,685)	(36,248)	(13,559)
Net realized and unrealized gain (loss)	(1,122)	(2,672)	(5,225)	6,532	(13,177)	(20,787)	18,324
Change in net assets from operations	$3,166	$(1,383)	$(4,048)	$6,577	$(20,547)	$(27,187)	$27,009
(a) Affiliated income	$4,676	$1,485	$2,018	$269	$—	$—	$1,415

(b)

The Master Funds for the JNL/American Funds Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Vanguard Master Feeder Funds are the shares of the corresponding Vanguard Variable Insurance Fund. These financial statements should be read in conjunction with each Master Fund's respective shareholder report.

See accompanying Notes to Financial Statements.

30

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2018

	JNL/American Funds Growth Allocation Fund	JNL/DFA Growth Allocation Fund	JNL/DFA Moderate Growth Allocation Fund	JNL Moderate Growth Allocation Fund	JNL Growth Allocation Fund	JNL Aggressive Growth Allocation Fund	JNL/Franklin Templeton Founding Strategy Fund
Investment income
Dividends (a)	$13,253	$941	$820	$—	$—	$—	$—
Total investment income	13,253	941	820	—	—	—	—

Expenses
Advisory fees	2,093	106	88	1,109	1,129	762	—
Administrative fees	1,688	79	66	616	628	399	356
12b-1 fees (Class A)	3,374	158	131	3,692	3,767	2,392	2,135
Legal fees	5	—	—	—	—	—	3
Board of trustee fees	46	3	2	54	54	34	30
Chief compliance officer fees	2	—	—	—	2	1	1
Other expenses	10	—	—	2	13	5	8
Total expenses	7,218	346	287	5,473	5,593	3,593	2,533
Expense waiver	—	(27)	(22)	—	—	—	—
Net expenses	7,218	319	265	5,473	5,593	3,593	2,533
Net investment income (loss)	6,035	622	555	(5,473)	(5,593)	(3,593)	(2,533)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	15,857	(153)	163	—	—	—	—
Investments - affiliated	9	—	—	7,782	7,128	5,788	2,848
Distributions from unaffiliated
investment companies	75,679	—	—	—	—	—	—
Distributions from affiliated investment
companies	9	—	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(44,685)	(2,265)	(1,848)	—	—	—	—
Investments - affiliated	(7,841)	—	—	(21,241)	(20,836)	(13,494)	(15,802)
Net realized and unrealized gain (loss)	39,028	(2,418)	(1,685)	(13,459)	(13,708)	(7,706)	(12,954)
Change in net assets from operations	$45,063	$(1,796)	$(1,130)	$(18,932)	$(19,301)	$(11,299)	$(15,487)
(a) Affiliated income	$999	$—	$—	$—	$—	$—	$—

See accompanying Notes to Financial Statements.

31

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2018

	JNL/Mellon Capital 10 x 10 Fund	JNL/Mellon Capital Index 5 Fund	JNL/MMRS Conservative Fund	JNL/MMRS Growth Fund	JNL/MMRS Moderate Fund	JNL/S&P 4 Fund	JNL/S&P Managed Conservative Fund
Investment income
Dividends (a)	$—	$—	$—	$—	$—	$—	$—
Total investment income	—	—	—	—	—	—	—

Expenses
Advisory fees	—	—	537	73	281	—	688
Administrative fees	120	251	90	12	47	1,627	353
12b-1 fees (Class A)	720	1,506	537	73	281	10,350	2,117
Legal fees	1	2	1	—	—	15	3
Board of trustee fees	10	21	8	2	4	144	30
Chief compliance officer fees	1	1	—	—	—	6	1
Other expenses	2	5	2	—	1	38	8
Total expenses	854	1,786	1,175	160	614	12,180	3,200
Net investment income (loss)	(854)	(1,786)	(1,175)	(160)	(614)	(12,180)	(3,200)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - affiliated	2,643	6,403	2,425	1,823	3,097	56,973	3,298
Net change in unrealized appreciation
(depreciation) on:
Investments - affiliated	5,342	14,679	(1,651)	(1,639)	(2,153)	155,270	(4,675)
Net realized and unrealized gain (loss)	7,985	21,082	774	184	944	212,243	(1,377)
Change in net assets from operations	$7,131	$19,296	$(401)	$24	$330	$200,063	$(4,577)

See accompanying Notes to Financial Statements.

32

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2018

	JNL/S&P Managed Moderate Fund	JNL/S&P Managed Moderate Growth Fund	JNL/S&P Managed Growth Fund	JNL/S&P Managed Aggressive Growth Fund	JNL/Vanguard Global Bond Market Index Fund	JNL/Vanguard International Stock Market Index Fund	JNL/Vanguard U.S. Stock Market Index Fund
Investment income
Dividends	$—	$—	$—	$—	$327	$3,299	$1,248
Total investment income	—	—	—	—	327	3,299	1,248

Expenses
Advisory fees	1,411	2,526	2,311	1,034	34	186	121
Administrative fees	802	1,491	1,353	568	26	140	61
12b-1 fees (Class A)	4,849	9,440	8,520	3,408	51	278	180
Legal fees	7	14	12	5	—	1	—
Board of trustee fees	68	133	119	48	—	3	2
Chief compliance officer fees	2	5	5	2	—	—	—
Other expenses	17	33	31	12	—	—	—
Total expenses	7,156	13,642	12,351	5,077	111	608	364
Expense waiver	—	—	—	—	(17)	(65)	(36)
Net expenses	7,156	13,642	12,351	5,077	94	543	328
Net investment income (loss)	(7,156)	(13,642)	(12,351)	(5,077)	233	2,756	920

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	—	—	—	—	(21)	163	113
Investments - affiliated	11,131	28,116	31,612	10,665	—	—	—
Distributions from unaffiliated
investment companies	—	—	—	—	5	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	—	—	—	—	(111)	(13,925)	1,613
Investments - affiliated	9,803	70,809	123,373	55,353	—	—	—
Net realized and unrealized gain (loss)	20,934	98,925	154,985	66,018	(127)	(13,762)	1,726
Change in net assets from operations	$13,778	$85,283	$142,634	$60,941	$106	$(11,006)	$2,646

See accompanying Notes to Financial Statements.

33

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2018

	JNL/American Funds Balanced Fund(a)	JNL/American Funds Blue Chip Income and Growth Fund(a)	JNL/American Funds Global Bond Fund(a)	JNL/American Funds Global Small Capitalization Fund(a)	JNL/American Funds Growth-Income Fund(a)	JNL/American Funds International Fund(a)	JNL/American Funds New World Fund(a)
Operations
Net investment income (loss)	$830	$4,358	$(165)	$(1,340)	$(2,782)	$(1,752)	$(936)
Net realized gain (loss)	41,233	311,202	1,291	34,607	450,669	104,304	41,569
Net change in unrealized appreciation
(depreciation)	(35,702)	(309,826)	(11,880)	(4,067)	(77,938)	(110,325)	(101,125)
Change in net assets from operations	6,361	5,734	(10,754)	29,200	369,949	(7,773)	(60,492)
Share transactions[1]
Proceeds from the sale of shares
Class A	264,062	232,725	108,475	91,900	759,284	261,406	183,998
Class I	4,666	2,626	699	1,037	11,114	5,334	4,026
Cost of shares redeemed
Class A	(75,144)	(358,080)	(64,930)	(64,999)	(512,555)	(208,028)	(160,474)
Class I	(90)	(327)	(128)	(113)	(725)	(1,001)	(391)
Change in net assets from
share transactions	193,494	(123,056)	44,116	27,825	257,118	57,711	27,159
Change in net assets	199,855	(117,322)	33,362	57,025	627,067	49,938	(33,333)
Net assets beginning of period	774,598	3,450,472	520,226	682,161	5,852,141	2,023,599	1,408,952
Net assets end of period	$974,453	$3,333,150	$553,588	$739,186	$6,479,208	$2,073,537	$1,375,619
Undistributed (excess of distributions
over) net investment income (loss)	$7,515	$—	$2,987	$(589)	$—	$15,539	$6,422

[1]Share transactions
Shares sold
Class A	22,637	10,496	10,014	6,184	32,715	17,185	13,811
Class I	388	118	63	69	474	348	301
Shares redeemed
Class A	(6,453)	(16,173)	(6,025)	(4,389)	(22,089)	(13,657)	(12,037)
Class I	(8)	(15)	(11)	(8)	(31)	(66)	(30)
Change in shares
Class A	16,184	(5,677)	3,989	1,795	10,626	3,528	1,774
Class I	380	103	52	61	443	282	271
Purchases and sales of long term
investments
Purchase of securities	$237,112	$282,605	$63,653	$69,703	$740,282	$195,510	$115,262
Proceeds from sales of securities	$1,521	$146,350	$17,797	$11,536	$54,343	$41,947	$51,507

(a)

The Master Funds for the JNL/American Funds Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Vanguard Master Feeder Funds are the shares of the corresponding Vanguard Variable Insurance Fund. These financial statements should be read in conjunction with each Master Fund's respective shareholder report.

See accompanying Notes to Financial Statements.

34

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2018

	JNL/Vanguard Capital Growth Fund(a)	JNL/Vanguard Equity Income Fund(a)	JNL/Vanguard International Fund(a)	JNL/Vanguard Small Company Growth Fund(a)	JNL Institutional Alt 25 Fund	JNL Institutional Alt 50 Fund	JNL/American Funds Moderate Growth Allocation Fund
Operations
Net investment income (loss)	$4,288	$1,289	$1,177	$45	$(7,370)	$(6,400)	$8,685
Net realized gain (loss)	914	3,888	7,240	8,281	18,508	15,461	84,429
Net change in unrealized appreciation
(depreciation)	(2,036)	(6,560)	(12,465)	(1,749)	(31,685)	(36,248)	(66,105)
Change in net assets from operations	3,166	(1,383)	(4,048)	6,577	(20,547)	(27,187)	27,009
Share transactions[1]
Proceeds from the sale of shares
Class A	153,167	80,780	408,541	101,852	90,332	99,164	220,251
Class I	1,855	1,474	4,172	1,546	246	710	4,671
Cost of shares redeemed
Class A	(45,347)	(13,141)	(62,002)	(31,587)	(317,829)	(330,063)	(193,967)
Class I	(80)	(56)	(568)	(40)	(3)	(3)	(57)
Change in net assets from
share transactions	109,595	69,057	350,143	71,771	(227,254)	(230,192)	30,898
Change in net assets	112,761	67,674	346,095	78,348	(247,801)	(257,379)	57,907
Net assets beginning of period	71,729	29,462	78,638	55,903	3,307,843	2,892,343	2,218,946
Net assets end of period	$184,490	$97,136	$424,733	$134,251	$3,060,042	$2,634,964	$2,276,853
Undistributed (excess of distributions
over) net investment income (loss)	$—	$—	$—	$—	$—	$—	$—

[1]Share transactions
Shares sold
Class A	13,655	7,603	37,464	8,971	5,270	5,790	14,582
Class I	164	139	387	136	14	41	309
Shares redeemed
Class A	(4,078)	(1,246)	(5,750)	(2,851)	(18,543)	(19,256)	(12,842)
Class I	(7)	(5)	(53)	(4)	—	—	(4)
Change in shares
Class A	9,577	6,357	31,714	6,120	(13,273)	(13,466)	1,740
Class I	157	134	334	132	14	41	305
Purchases and sales of long term
investments
Purchase of securities	$129,312	$78,273	$371,961	$97,348	$253,736	$256,702	$622,201
Proceeds from sales of securities	$15,394	$3,989	$13,785	$18,235	$488,390	$493,332	$507,949

(a)

The Master Funds for the JNL/American Funds Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Vanguard Master Feeder Funds are the shares of the corresponding Vanguard Variable Insurance Fund. These financial statements should be read in conjunction with each Master Fund's respective shareholder report.

See accompanying Notes to Financial Statements.

35

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2018

	JNL/American Funds Growth Allocation Fund	JNL/DFA Growth Allocation Fund	JNL/DFA Moderate Growth Allocation Fund	JNL Moderate Growth Allocation Fund	JNL Growth Allocation Fund	JNL Aggressive Growth Allocation Fund	JNL/Franklin Templeton Founding Strategy Fund
Operations
Net investment income (loss)	$6,035	$622	$555	$(5,473)	$(5,593)	$(3,593)	$(2,533)
Net realized gain (loss)	91,554	(153)	163	7,782	7,128	5,788	2,848
Net change in unrealized appreciation
(depreciation)	(52,526)	(2,265)	(1,848)	(21,241)	(20,836)	(13,494)	(15,802)
Change in net assets from operations	45,063	(1,796)	(1,130)	(18,932)	(19,301)	(11,299)	(15,487)
Share transactions[1]
Proceeds from the sale of shares
Class A	393,978	58,782	50,687	173,455	176,713	218,590	55,565
Class I	3,861	2,131	3,174	1,340	4,460	2,150	242
Cost of shares redeemed
Class A	(164,732)	(9,028)	(5,813)	(212,981)	(193,771)	(144,829)	(146,856)
Class I	(149)	(243)	(195)	(191)	(295)	(183)	(15)
Change in net assets from
share transactions	232,958	51,642	47,853	(38,377)	(12,893)	75,728	(91,064)
Change in net assets	278,021	49,846	46,723	(57,309)	(32,194)	64,429	(106,551)
Net assets beginning of period	2,090,597	80,281	64,134	2,483,125	2,512,412	1,525,671	1,480,299
Net assets end of period	$2,368,618	$130,127	$110,857	$2,425,816	$2,480,218	$1,590,100	$1,373,748
Undistributed (excess of distributions
over) net investment income (loss)	$—	$622	$555	$—	$—	$—	$—

[1]Share transactions
Shares sold
Class A	23,557	5,397	4,733	12,628	12,914	16,701	3,979
Class I	231	197	297	98	328	164	18
Shares redeemed
Class A	(9,855)	(830)	(542)	(15,482)	(14,180)	(11,048)	(10,511)
Class I	(9)	(22)	(18)	(14)	(22)	(14)	(1)
Change in shares
Class A	13,702	4,567	4,191	(2,854)	(1,266)	5,653	(6,532)
Class I	222	175	279	84	306	150	17
Purchases and sales of long term
investments
Purchase of securities	$598,870	$63,002	$55,408	$227,880	$194,395	$253,506	$—
Proceeds from sales of securities	$275,156	$10,722	$6,984	$271,744	$212,877	$181,356	$93,600

See accompanying Notes to Financial Statements.

36

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2018

	JNL/Mellon Capital 10 x 10 Fund	JNL/Mellon Capital Index 5 Fund	JNL/MMRS Conservative Fund	JNL/MMRS Growth Fund	JNL/MMRS Moderate Fund	JNL/S&P 4 Fund	JNL/S&P Managed Conservative Fund
Operations
Net investment income (loss)	$(854)	$(1,786)	$(1,175)	$(160)	$(614)	$(12,180)	$(3,200)
Net realized gain (loss)	2,643	6,403	2,425	1,823	3,097	56,973	3,298
Net change in unrealized appreciation
(depreciation)	5,342	14,679	(1,651)	(1,639)	(2,153)	155,270	(4,675)
Change in net assets from operations	7,131	19,296	(401)	24	330	200,063	(4,577)
Share transactions[1]
Proceeds from the sale of shares
Class A	28,716	57,323	11,704	2,968	7,237	313,506	98,969
Class I	—	—	—	—	—	2,957	743
Cost of shares redeemed
Class A	(61,064)	(118,225)	(49,974)	(4,362)	(19,071)	(781,861)	(203,036)
Class I	—	—	—	—	—	(199)	(598)
Change in net assets from
share transactions	(32,348)	(60,902)	(38,270)	(1,394)	(11,834)	(465,597)	(103,922)
Change in net assets	(25,217)	(41,606)	(38,671)	(1,370)	(11,504)	(265,534)	(108,499)
Net assets beginning of period	497,783	1,025,323	380,394	49,668	192,361	7,126,524	1,481,930
Net assets end of period	$472,566	$983,717	$341,723	$48,298	$180,857	$6,860,990	$1,373,431
Undistributed (excess of distributions
over) net investment income (loss)	$—	$—	$—	$—	$—	$—	$—

[1]Share transactions
Shares sold
Class A	2,052	3,878	991	238	605	15,178	7,393
Class I	—	—	—	—	—	142	56
Shares redeemed
Class A	(4,382)	(7,991)	(4,225)	(352)	(1,597)	(37,816)	(15,138)
Class I	—	—	—	—	—	(9)	(45)
Change in shares
Class A	(2,330)	(4,113)	(3,234)	(114)	(992)	(22,638)	(7,745)
Class I	—	—	—	—	—	133	11
Purchases and sales of long term
investments
Purchase of securities	$4,306	$5,681	$800	$54,504	$90,694	$3,046	$50,465
Proceeds from sales of securities	$37,507	$68,366	$40,258	$56,058	$103,146	$480,804	$157,601

See accompanying Notes to Financial Statements.

37

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2018

	JNL/S&P Managed Moderate Fund	JNL/S&P Managed Moderate Growth Fund	JNL/S&P Managed Growth Fund	JNL/S&P Managed Aggressive Growth Fund	JNL/Vanguard Global Bond Market Index Fund	JNL/Vanguard International Stock Market Index Fund	JNL/Vanguard U.S. Stock Market Index Fund
Operations
Net investment income (loss)	$(7,156)	$(13,642)	$(12,351)	$(5,077)	$233	$2,756	$920
Net realized gain (loss)	11,131	28,116	31,612	10,665	(16)	163	113
Net change in unrealized appreciation
(depreciation)	9,803	70,809	123,373	55,353	(111)	(13,925)	1,613
Change in net assets from operations	13,778	85,283	142,634	60,941	106	(11,006)	2,646
Share transactions[1]
Proceeds from the sale of shares
Class A	139,260	289,495	315,670	181,690	46,051	151,689	151,207
Class I	456	4,318	2,468	2,673	776	3,806	3,056
Cost of shares redeemed
Class A	(299,476)	(560,196)	(513,196)	(204,096)	(6,977)	(23,435)	(19,280)
Class I	(167)	(20)	(18)	(42)	(9)	(149)	(339)
Change in net assets from
share transactions	(159,927)	(266,403)	(195,076)	(19,775)	39,841	131,911	134,644
Change in net assets	(146,149)	(181,120)	(52,442)	41,166	39,947	120,905	137,290
Net assets beginning of period	3,315,520	6,380,150	5,682,427	2,233,501	13,807	118,462	52,644
Net assets end of period	$3,169,371	$6,199,030	$5,629,985	$2,274,667	$53,754	$239,367	$189,934
Undistributed (excess of distributions
over) net investment income (loss)	$—	$—	$—	$—	$—	$—	$—

[1]Share transactions
Shares sold
Class A	8,972	16,255	16,340	7,961	4,625	14,403	13,842
Class I	29	245	127	118	78	364	276
Shares redeemed
Class A	(19,293)	(31,469)	(26,532)	(8,953)	(701)	(2,232)	(1,767)
Class I	(10)	(1)	(1)	(2)	(1)	(14)	(30)
Change in shares
Class A	(10,321)	(15,214)	(10,192)	(992)	3,924	12,171	12,075
Class I	19	244	126	116	77	350	246
Purchases and sales of long term
investments
Purchase of securities	$47,396	$117,519	$139,097	$91,568	$41,136	$139,279	$138,467
Proceeds from sales of securities	$214,490	$397,562	$346,500	$116,399	$1,117	$4,574	$2,867

See accompanying Notes to Financial Statements.

38

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2017

	JNL/American Funds Balanced Fund(a)(b)	JNL/American Funds Blue Chip Income and Growth Fund(a)(b)	JNL/American Funds Global Bond Fund(a)(b)	JNL/American Funds Global Small Capitalization Fund(a)(b)	JNL/American Funds Growth-Income Fund(a)(b)	JNL/American Funds International Fund(a)(b)	JNL/American Funds New World Fund(a)(b)
Operations
Net investment income (loss)	$11,571	$53,246	$252	$760	$54,944	$16,769	$7,374
Net realized gain (loss)	55,743	178,420	1,499	4,388	317,864	18,023	107
Net change in unrealized appreciation
(depreciation)	16,113	262,104	28,920	127,576	603,611	369,439	274,629
Change in net assets from operations	83,427	493,770	30,671	132,724	976,419	404,231	282,110
Distributions to shareholders
From net investment income
Class A	(6,580)	—	(1,642)	(1,106)	—	(11,165)	(3,706)
Class I	(8)	—	(1)	—	—	(3)	(1)
From net realized gains
Class A	(9,578)	—	—	(89,542)	—	(86,494)	—
Class I	(11)	—	—	(21)	—	(23)	—
Total distributions to shareholders	(16,177)	—	(1,643)	(90,669)	—	(97,685)	(3,707)
Share transactions[1]
Proceeds from the sale of shares
Class A	344,215	661,439	128,233	154,110	1,501,351	748,236	399,232
Class I	581	339	215	292	1,102	464	467
Reinvestment of distributions
Class A	16,158	—	1,642	90,648	—	97,659	3,706
Class I	19	—	1	21	—	26	1
Cost of shares redeemed
Class A	(110,633)	(612,963)	(110,268)	(100,001)	(665,948)	(229,155)	(176,961)
Class I	(144)	(180)	(34)	(48)	(108)	(183)	(126)
Change in net assets from
share transactions	250,196	48,635	19,789	145,022	836,397	617,047	226,319
Change in net assets	317,446	542,405	48,817	187,077	1,812,816	923,593	504,722
Net assets beginning of year	457,152	2,908,067	471,409	495,084	4,039,325	1,100,006	904,230
Net assets end of year	$774,598	$3,450,472	$520,226	$682,161	$5,852,141	$2,023,599	$1,408,952
Undistributed (excess of distributions
over) net investment income (loss)	$6,685	$—	$3,152	$751	$—	$17,291	$7,358

[1]Share transactions
Shares sold
Class A	30,986	33,021	12,110	10,696	74,487	53,344	33,261
Class I	50	17	20	20	51	32	38
Reinvestment of distributions
Class A	1,533	—	151	6,685	—	6,820	292
Class I	2	—	—	1	—	2	—
Shares redeemed
Class A	(10,126)	(30,350)	(10,463)	(6,956)	(32,782)	(16,364)	(14,828)
Class I	(13)	(9)	(3)	(3)	(5)	(13)	(11)
Change in shares
Class A	22,393	2,671	1,798	10,425	41,705	43,800	18,725
Class I	39	8	17	18	46	21	27

(a)	Effective September 25, 2017, Class B shares were renamed to Class I shares.
(b)

The Master Funds for the JNL/American Funds Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Vanguard Master Feeder Funds are the shares of the corresponding Vanguard Variable Insurance Fund. These financial statements should be read in conjunction with each Master Fund's respective shareholder report.

See accompanying Notes to Financial Statements.

39

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2017

	JNL/Vanguard Capital Growth Fund(a)(b)	JNL/Vanguard Equity Income Fund(a)(b)	JNL/Vanguard International Fund(a)(b)	JNL/Vanguard Small Company Growth Fund(a)(b)	JNL Institutional Alt 25 Fund(c)	JNL Institutional Alt 50 Fund(c)	JNL/American Funds Moderate Growth Allocation Fund(c)
Operations
Net investment income (loss)	$(65)	$(19)	$(61)	$(62)	$10,517	$24,839	$17,018
Net realized gain (loss)	—	—	—	(54)	234,335	116,264	105,707
Net change in unrealized appreciation
(depreciation)	2,604	788	1,263	1,801	19,685	122,284	164,316
Change in net assets from operations	2,539	769	1,202	1,685	264,537	263,387	287,041
Share transactions[1]
Proceeds from the sale of shares
Class A	72,663	29,446	79,711	66,638	97,079	154,207	542,545
Class I	111	385	207	98	113	115	566
Proceeds in connection with acquisition
Class A	—	—	—	—	1,790,144	506,396	—
Cost of shares redeemed
Class A	(3,584)	(1,032)	(2,482)	(12,518)	(351,785)	(602,488)	(319,647)
Class I	—	(106)	—	—	—	—	—
Change in net assets from
share transactions	69,190	28,693	77,436	54,218	1,535,551	58,230	223,464
Change in net assets	71,729	29,462	78,638	55,903	1,800,088	321,617	510,505
Net assets beginning of year	—	—	—	—	1,507,755	2,570,726	1,708,441
Net assets end of year	$71,729	$29,462	$78,638	$55,903	$3,307,843	$2,892,343	$2,218,946
Undistributed (excess of distributions
over) net investment income (loss)	$—	$—	$—	$—	$—	$—	$—

[1]Share transactions
Shares sold
Class A	6,971	2,831	7,829	6,412	5,989	9,432	39,065
Class I	10	36	20	9	7	7	38
Shares issued in connection with acquisition
Class A	—	—	—	—	108,635	30,448	—
Shares redeemed
Class A	(341)	(97)	(243)	(1,215)	(21,787)	(36,892)	(22,869)
Class I	—	(10)	—	—	—	—	—
Change in shares
Class A	6,630	2,734	7,586	5,197	92,837	2,988	16,196
Class I	10	26	20	9	7	7	38

(a)	Period from commencement of operations September 25, 2017.
(b)

The Master Funds for the JNL/American Funds Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Vanguard Master Feeder Funds are the shares of the corresponding Vanguard Variable Insurance Fund. These financial statements should be read in conjunction with each Master Fund's respective shareholder report.

(c)	Effective September 25, 2017, Class I shares were offered by the Fund.

See accompanying Notes to Financial Statements.

40

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2017

	JNL/American Funds Growth Allocation Fund(a)	JNL/DFA Growth Allocation Fund(a)(b)	JNL/DFA Moderate Growth Allocation Fund(a)(b)	JNL Moderate Growth Allocation Fund(a)	JNL Growth Allocation Fund(a)	JNL Aggressive Growth Allocation Fund(a)	JNL/Franklin Templeton Founding Strategy Fund(a)
Operations
Net investment income (loss)	$13,596	$743	$542	$11,561	$13,388	$5,109	$39,099
Net realized gain (loss)	126,533	1,610	924	236,871	310,655	202,141	296,033
Net change in unrealized appreciation
(depreciation)	174,211	2,241	1,240	(16,948)	31,820	6,216	(170,937)
Change in net assets from operations	314,340	4,594	2,706	231,484	355,863	213,466	164,195
Distributions to shareholders
From net investment income
Class A	—	(2,298)	(1,410)	—	—	—	—
Class I	—	(2)	(2)	—	—	—	—
From net realized gains
Class A	—	(39)	(45)	—	—	—	—
Total distributions to shareholders	—	(2,339)	(1,457)	—	—	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	650,074	80,844	65,226	222,291	335,822	261,947	136,792
Class I	266	76	173	—	612	261	6
Proceeds in connection with acquisition
Class A	—	—	—	879,911	318,270	348,477	—
Reinvestment of distributions
Class A	—	2,337	1,455	—	—	—	—
Class I	—	2	2	—	—	—	—
Cost of shares redeemed
Class A	(233,930)	(5,233)	(3,971)	(268,404)	(343,020)	(182,590)	(275,055)
Change in net assets from
share transactions	416,410	78,026	62,885	833,798	311,684	428,095	(138,257)
Change in net assets	730,750	80,281	64,134	1,065,282	667,547	641,561	25,938
Net assets beginning of year	1,359,847	—	—	1,417,843	1,844,865	884,110	1,454,361
Net assets end of year	$2,090,597	$80,281	$64,134	$2,483,125	$2,512,412	$1,525,671	$1,480,299
Undistributed (excess of distributions
over) net investment income (loss)	$—	$—	$—	$—	$—	$—	$—

[1]Share transactions
Shares sold
Class A	43,124	7,643	6,213	17,121	26,624	21,975	10,314
Class I	16	7	16	—	46	20	—
Shares issued in connection with acquisition
Class A	—	—	—	66,254	24,454	28,107	—
Reinvestment of distributions
Class A	—	216	137	—	—	—	—
Shares redeemed
Class A	(15,544)	(490)	(378)	(20,756)	(27,352)	(15,227)	(20,693)
Change in shares
Class A	27,580	7,369	5,972	62,619	23,726	34,855	(10,379)
Class I	16	7	16	—	46	20	—

(a)	Effective September 25, 2017, Class I shares were offered by the Fund.
(b)	Period from commencement of operations April 24, 2017.

See accompanying Notes to Financial Statements.

41

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2017

	JNL/Mellon Capital 10 x 10 Fund(a)	JNL/Mellon Capital Index 5 Fund(a)	JNL/MMRS Conservative Fund(a)	JNL/MMRS Growth Fund(a)	JNL/MMRS Moderate Fund(a)	JNL/S&P 4 Fund(a)	JNL/S&P Managed Conservative Fund(a)
Operations
Net investment income (loss)	$8,003	$13,950	$4,440	$453	$2,014	$143,034	$18,472
Net realized gain (loss)	140,258	229,984	9,695	4,670	12,632	(13,487)	39,801
Net change in unrealized appreciation
(depreciation)	(77,296)	(108,148)	25,631	3,899	12,557	867,595	44,118
Change in net assets from operations	70,965	135,786	39,766	9,022	27,203	997,142	102,391
Share transactions[1]
Proceeds from the sale of shares
Class A	77,966	203,635	26,363	8,229	25,914	816,398	199,102
Class I	—	1	1	1	—	791	1
Cost of shares redeemed
Class A	(86,458)	(160,737)	(84,001)	(14,126)	(50,155)	(1,810,283)	(406,132)
Change in net assets from
share transactions	(8,492)	42,899	(57,637)	(5,896)	(24,241)	(993,094)	(207,029)
Change in net assets	62,473	178,685	(17,871)	3,126	2,962	4,048	(104,638)
Net assets beginning of year	435,310	846,638	398,265	46,542	189,399	7,122,476	1,586,568
Net assets end of year	$497,783	$1,025,323	$380,394	$49,668	$192,361	$7,126,524	$1,481,930
Undistributed (excess of distributions
over) net investment income (loss)	$—	$—	$—	$—	$—	$—	$—

[1]Share transactions
Shares sold
Class A	6,224	15,122	2,334	734	2,343	44,436	15,283
Class I	—	—	—	—	—	40	—
Shares redeemed
Class A	(6,794)	(11,797)	(7,495)	(1,286)	(4,570)	(97,907)	(31,154)
Change in shares
Class A	(570)	3,325	(5,161)	(552)	(2,227)	(53,471)	(15,871)
Class I	—	—	—	—	—	40	—

(a)	Effective September 25, 2017, Class I shares were offered by the Fund.

See accompanying Notes to Financial Statements.

42

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2017

	JNL/S&P Managed Moderate Fund(a)	JNL/S&P Managed Moderate Growth Fund(a)	JNL/S&P Managed Growth Fund(a)	JNL/S&P Managed Aggressive Growth Fund(a)	JNL/Vanguard Global Bond Market Index Fund(b)	JNL/Vanguard International Stock Market Index Fund(b)	JNL/Vanguard U.S. Stock Market Index Fund(b)
Operations
Net investment income (loss)	$31,886	$48,839	$34,538	$13,023	$102	$825	$197
Net realized gain (loss)	292,637	922,784	1,088,661	406,314	(2)	361	387
Net change in unrealized appreciation
(depreciation)	27,091	(43,116)	(94,776)	6,841	(72)	2,094	719
Change in net assets from operations	351,614	928,507	1,028,423	426,178	28	3,280	1,303
Share transactions[1]
Proceeds from the sale of shares
Class A	300,067	519,590	551,904	324,429	14,926	118,442	52,571
Class I	111	832	243	54	16	183	101
Cost of shares redeemed
Class A	(612,629)	(1,118,981)	(947,851)	(358,562)	(1,163)	(3,443)	(1,331)
Change in net assets from
share transactions	(312,451)	(598,559)	(395,704)	(34,079)	13,779	115,182	51,341
Change in net assets	39,163	329,948	632,719	392,099	13,807	118,462	52,644
Net assets beginning of year	3,276,357	6,050,202	5,049,708	1,841,402	—	—	—
Net assets end of year	$3,315,520	$6,380,150	$5,682,427	$2,233,501	$13,807	$118,462	$52,644
Undistributed (excess of distributions
over) net investment income (loss)	$—	$—	$—	$—	$—	$—	$—

[1]Share transactions
Shares sold
Class A	20,444	31,613	31,946	16,114	1,489	11,658	5,033
Class I	7	48	13	2	2	18	10
Shares redeemed
Class A	(41,663)	(68,214)	(54,790)	(17,721)	(116)	(337)	(127)
Change in shares
Class A	(21,219)	(36,601)	(22,844)	(1,607)	1,373	11,321	4,906
Class I	7	48	13	2	2	18	10

(a)	Effective September 25, 2017, Class I shares were offered by the Fund.
(b)	Period from commencement of operations September 25, 2017.

See accompanying Notes to Financial Statements.

43

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from						Supplemental data				Ratios(a)(b)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)		Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)		Net assets, end of period (in thousands)($)	Portfolio turnover (%)(e)		Net expenses to average net assets(%)(f)	Total expenses to average net assets(%)(f)	Net investment income (loss) to average net assets(%)

JNL/American Funds Balanced Fund(g)(h)
Class A
06/30/18		11.56	0.01	0.09	0.10	—		—	11.66	0.87		968,849	13	(i)	0.59	0.99	0.19
12/31/17	(j)	10.26	0.23	1.44	1.67	(0.15)		(0.22)	11.56	16.71		773,584	39	(i)	0.69	1.00	2.07
12/31/16		10.36	0.16	0.44	0.60	(0.00)	(k)	(0.70)	10.26	5.73		456,663	57	(i)	0.98	1.01	1.53
12/31/15		11.26	0.14	(0.30)	(0.16)	(0.09)		(0.65)	10.36	(1.52)		456,687	72	(i)	1.00	1.01	1.27
12/31/14		11.30	0.15	(0.09)	0.06	(0.10)		—	11.26	0.54		472,427	62	(i)	1.01	1.01	1.30
12/31/13		9.94	0.13	1.41	1.54	(0.18)		—	11.30	15.55	(l)	484,776	56	(i)	1.01	1.01	1.20

Class I
06/30/18		11.92	0.05	0.07	0.12	—		—	12.04	1.01		5,604	13	(i)	0.29	0.69	0.87
12/31/17	‡(j)	10.56	0.26	1.50	1.76	(0.18)		(0.22)	11.92	17.03		1,014	39	(i)	0.47	0.77	2.30
12/31/16		10.65	0.19	0.44	0.63	(0.02)		(0.70)	10.56	5.87		489	57	(i)	0.78	0.81	1.73
12/31/15		11.55	0.17	(0.31)	(0.14)	(0.11)		(0.65)	10.65	(1.28)		465	72	(i)	0.80	0.81	1.46
12/31/14		11.59	0.18	(0.10)	0.08	(0.12)		—	11.55	0.71		559	62	(i)	0.81	0.81	1.50
12/31/13		10.19	0.15	1.45	1.60	(0.20)		—	11.59	15.75	(l)	553	56	(i)	0.81	0.81	1.40

JNL/American Funds Blue Chip Income and Growth Fund(g)(h)
Class A
06/30/18		22.12	0.03	0.01	0.04	—		—	22.16	0.18		3,330,270	29		0.59	1.02	0.26
12/31/17		18.97	0.34	2.81	3.15	—		—	22.12	16.61		3,449,917	34		0.59	1.02	1.67
12/31/16		16.03	0.33	2.61	2.94	—		—	18.97	18.34		2,907,733	30		0.59	1.02	1.90
12/31/15		17.04	0.28	(0.84)	(0.56)	(0.41)		(0.04)	16.03	(3.32)		1,960,998	26		0.60	1.05	1.65
12/31/14		14.98	0.52	1.73	2.25	(0.16)		(0.03)	17.04	14.99		1,874,780	37		0.61	1.09	3.25
12/31/13		11.47	0.24	3.47	3.71	(0.14)		(0.06)	14.98	32.43		1,214,231	30		0.63	1.10	1.79

Class I
06/30/18		22.36	0.12	(0.04)	0.08	—		—	22.44	0.36		2,880	29		0.29	0.72	1.08
12/31/17	‡	19.13	0.44	2.79	3.23	—		—	22.36	16.88		555	34		0.36	0.79	2.17
12/31/16		16.13	0.39	2.61	3.00	—		—	19.13	18.60		334	30		0.39	0.82	2.23
12/31/15		17.14	0.29	(0.82)	(0.53)	(0.44)		(0.04)	16.13	(3.11)		195	26		0.38	0.83	1.71
12/31/14		15.05	0.60	1.70	2.30	(0.18)		(0.03)	17.14	15.27		224	37		0.36	0.84	3.70
12/31/13		11.53	0.25	3.49	3.74	(0.16)		(0.06)	15.05	32.51		158	30		0.38	0.85	1.83

JNL/American Funds Global Bond Fund(g)(h)
Class A
06/30/18		10.76	(0.00)	(0.19)	(0.19)	—		—	10.57	(1.77)		552,681	49	(m)	0.53	1.06	(0.06)
12/31/17		10.13	0.01	0.65	0.66	(0.03)		—	10.76	6.56		519,871	74	(m)	0.53	1.05	0.05
12/31/16		9.90	0.02	0.21	0.23	—		—	10.13	2.32		471,248	70	(m)	0.55	1.05	0.23
12/31/15		10.58	(0.05)	(0.40)	(0.45)	(0.14)		(0.09)	9.90	(4.24)		442,844	88	(m)	0.55	1.07	(0.46)
12/31/14		10.54	0.13	(0.01)	0.12	(0.00)	(k)	(0.08)	10.58	1.17		493,988	134	(m)	0.55	1.10	1.18
12/31/13		11.15	(0.06)	(0.27)	(0.33)	(0.23)		(0.05)	10.54	(2.95)		455,032	213	(m)	0.55	1.10	(0.55)

Class I
06/30/18		10.85	0.02	(0.20)	(0.18)	—		—	10.67	(1.66)		907	49	(m)	0.23	0.76	0.38
12/31/17	‡	10.21	0.05	0.65	0.70	(0.06)		—	10.85	6.81		355	74	(m)	0.30	0.82	0.49
12/31/16		9.95	0.04	0.22	0.26	—		—	10.21	2.61		161	70	(m)	0.35	0.85	0.42
12/31/15		10.65	(0.02)	(0.42)	(0.44)	(0.17)		(0.09)	9.95	(4.12)		152	88	(m)	0.33	0.85	(0.24)
12/31/14		10.61	0.14	0.01	0.15	(0.03)		(0.08)	10.65	1.40		163	134	(m)	0.30	0.85	1.31
12/31/13		11.22	(0.04)	(0.27)	(0.31)	(0.25)		(0.05)	10.61	(2.72)		221	213	(m)	0.30	0.85	(0.38)

JNL/American Funds Global Small Capitalization Fund(g)(h)
Class A
06/30/18		14.31	(0.03)	0.64	0.61	—		—	14.92	4.26		737,867	16		0.56	1.11	(0.38)
12/31/17		13.30	0.02	3.25	3.27	(0.03)		(2.23)	14.31	25.52		681,782	33		0.55	1.10	0.13
12/31/16		13.07	0.00	0.23	0.23	—		—	13.30	1.76		494,981	40		0.55	1.10	(0.04)
12/31/15		13.32	(0.08)	0.08	0.00	—		(0.25)	13.07	(0.05)		515,018	36		0.55	1.12	(0.55)
12/31/14		13.20	(0.03)	0.27	0.24	(0.03)		(0.09)	13.32	1.80		394,604	28		0.55	1.15	(0.20)
12/31/13		10.40	0.04	2.86	2.90	(0.07)		(0.03)	13.20	27.90		336,588	36		0.55	1.15	0.32

Class I
06/30/18		14.48	0.00	0.65	0.65	—		—	15.13	4.49		1,319	16		0.26	0.81	(0.01)
12/31/17	‡	13.43	0.09	3.24	3.33	(0.05)		(2.23)	14.48	25.78		379	33		0.31	0.86	0.61
12/31/16		13.17	0.02	0.24	0.26	—		—	13.43	1.97		103	40		0.35	0.90	0.16
12/31/15		13.39	(0.05)	0.08	0.03	—		(0.25)	13.17	0.18		110	36		0.34	0.91	(0.34)
12/31/14		13.26	0.01	0.26	0.27	(0.05)		(0.09)	13.39	2.05		137	28		0.30	0.90	0.04
12/31/13		10.45	0.07	2.86	2.93	(0.09)		(0.03)	13.26	28.03		133	36		0.30	0.90	0.62

See accompanying Notes to Financial Statements.

44

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios(a)(b)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)(f)	Total expenses to average net assets(%)(f)	Net investment income (loss) to average net assets(%)
JNL/American Funds Growth-Income Fund(g)(h)
Class A
06/30/18		22.23	(0.01)	1.40	1.39	—	—	23.62	6.25	6,466,988	17	0.65	1.00	(0.09)
12/31/17		18.24	0.22	3.77	3.99	—	—	22.23	21.88	5,850,613	27	0.65	1.00	1.10
12/31/16		16.42	0.20	1.62	1.82	—	—	18.24	11.08	4,038,917	27	0.67	1.02	1.20
12/31/15		16.94	0.18	0.00	0.18	(0.12)	(0.58)	16.42	1.02	3,067,743	25	0.67	1.04	1.03
12/31/14		15.57	0.17	1.42	1.59	(0.10)	(0.12)	16.94	10.19	2,444,608	25	0.68	1.08	1.05
12/31/13		11.80	0.15	3.73	3.88	(0.10)	(0.01)	15.57	32.93	1,644,396	19	0.69	1.09	1.12

Class I
06/30/18		22.47	0.07	1.37	1.44	—	—	23.91	6.41	12,220	17	0.35	0.70	0.56
12/31/17	‡	18.39	0.50	3.58	4.08	—	—	22.47	22.19	1,528	27	0.41	0.76	2.41
12/31/16		16.53	0.22	1.64	1.86	—	—	18.39	11.25	408	27	0.47	0.82	1.29
12/31/15		17.03	0.18	0.05	0.23	(0.15)	(0.58)	16.53	1.30	352	25	0.45	0.82	1.02
12/31/14		15.64	0.20	1.43	1.63	(0.12)	(0.12)	17.03	10.41	395	25	0.43	0.83	1.23
12/31/13		11.85	0.18	3.74	3.92	(0.12)	(0.01)	15.64	33.11	285	19	0.44	0.84	1.32

JNL/American Funds International Fund(g)(h)
Class A
06/30/18		14.92	(0.01)	(0.04)	(0.05)	—	—	14.87	(0.34)	2,068,595	16	0.63	1.18	(0.17)
12/31/17		11.98	0.15	3.60	3.75	(0.09)	(0.72)	14.92	31.63	2,022,884	29	0.63	1.18	1.07
12/31/16		11.62	0.13	0.23	0.36	—	—	11.98	3.10	1,099,688	31	0.65	1.20	1.09
12/31/15		12.33	0.16	(0.75)	(0.59)	(0.10)	(0.02)	11.62	(4.84)	979,733	37	0.65	1.22	1.30
12/31/14		12.86	0.15	(0.53)	(0.38)	(0.09)	(0.06)	12.33	(3.04)	717,227	18	0.65	1.25	1.19
12/31/13		10.71	0.13	2.13	2.26	(0.09)	(0.02)	12.86	21.10	561,746	21	0.67	1.25	1.12

Class I
06/30/18		15.07	0.04	(0.07)	(0.03)	—	—	15.04	(0.20)	4,942	16	0.33	0.88	0.53
12/31/17	‡	12.08	0.22	3.60	3.82	(0.11)	(0.72)	15.07	31.94	715	29	0.40	0.95	1.56
12/31/16		11.69	0.15	0.24	0.39	—	—	12.08	3.34	318	31	0.45	1.00	1.25
12/31/15		12.41	0.14	(0.72)	(0.58)	(0.12)	(0.02)	11.69	(4.74)	301	37	0.43	1.00	1.13
12/31/14		12.93	0.19	(0.54)	(0.35)	(0.11)	(0.06)	12.41	(2.80)	402	18	0.40	1.00	1.49
12/31/13		10.77	0.15	2.14	2.29	(0.11)	(0.02)	12.93	21.24	178	21	0.42	1.00	1.27

JNL/American Funds New World Fund(g)(h)
Class A
06/30/18		13.16	(0.01)	(0.55)	(0.56)	—	—	12.60	(4.26)	1,371,580	19	0.64	1.39	(0.13)
12/31/17		10.24	0.08	2.88	2.96	(0.04)	—	13.16	28.89	1,408,340	56	0.65	1.40	0.64
12/31/16		9.76	0.04	0.44	0.48	—	—	10.24	4.92	904,033	32	0.65	1.40	0.44
12/31/15		11.19	0.02	(0.40)	(0.38)	(0.09)	(0.96)	9.76	(3.57)	797,251	39	0.65	1.42	0.20
12/31/14		12.37	0.09	(1.10)	(1.01)	(0.09)	(0.08)	11.19	(8.21)	735,706	36	0.65	1.45	0.70
12/31/13		11.23	0.13	1.09	1.22	(0.06)	(0.02)	12.37	10.88	647,045	43	0.65	1.45	1.13

Class I
06/30/18		13.28	0.04	(0.58)	(0.54)	—	—	12.74	(4.07)	4,039	19	0.34	1.09	0.54
12/31/17	‡	10.32	0.15	2.86	3.01	(0.05)	—	13.28	29.23	612	56	0.41	1.16	1.22
12/31/16		9.82	0.06	0.44	0.50	—	—	10.32	5.09	197	32	0.45	1.20	0.55
12/31/15		11.25	0.05	(0.40)	(0.35)	(0.12)	(0.96)	9.82	(3.33)	185	39	0.43	1.20	0.42
12/31/14		12.43	0.10	(1.08)	(0.98)	(0.12)	(0.08)	11.25	(8.01)	151	36	0.40	1.20	0.83
12/31/13		11.28	0.15	1.10	1.25	(0.08)	(0.02)	12.43	11.09	177	43	0.40	1.20	1.32

JNL/Vanguard Capital Growth Fund(g)
Class A
06/30/18		10.80	0.36	0.11	0.47	—	—	11.27	4.35	182,601	6	0.58	0.98	6.40
12/31/17	*	10.00	(0.02)	0.82	0.80	—	—	10.80	8.00	71,616	7	0.58	0.98	(0.58)

Class I
06/30/18		10.82	0.32	0.16	0.48	—	—	11.30	4.44	1,889	6	0.28	0.68	5.62
12/31/17	*	10.00	(0.01)	0.83	0.82	—	—	10.82	8.20	113	7	0.28	0.68	(0.28)

JNL/Vanguard Equity Income Fund(g)
Class A
06/30/18		10.67	0.20	(0.37)	(0.17)	—	—	10.50	(1.59)	95,448	50	0.58	0.98	3.78
12/31/17	*	10.00	(0.02)	0.69	0.67	—	—	10.67	6.70	29,181	38	0.58	0.98	(0.58)

Class I
06/30/18		10.69	0.20	(0.36)	(0.16)	—	—	10.53	(1.50)	1,688	50	0.28	0.68	3.76
12/31/17	*	10.00	(0.01)	0.70	0.69	—	—	10.69	6.90	281	38	0.28	0.68	(0.28)

See accompanying Notes to Financial Statements.

45

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios(a)(b)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(e)		Net expenses to average net assets(%)(f)	Total expenses to average net assets(%)(f)	Net investment income (loss) to average net assets(%)
JNL/Vanguard International Fund(g)
Class A
06/30/18		10.34	0.04	0.33	0.37	—	—	10.71	3.58	420,932	14		0.58	1.13	0.81
12/31/17	*	10.00	(0.02)	0.36	0.34	—	—	10.34	3.40	78,429	16		0.58	1.13	(0.58)

Class I
06/30/18		10.34	0.04	0.35	0.39	—	—	10.73	3.77	3,801	14		0.28	0.83	0.82
12/31/17	*	10.00	(0.01)	0.35	0.34	—	—	10.34	3.40	209	16		0.28	0.83	(0.28)

JNL/Vanguard Small Company Growth Fund(g)
Class A
06/30/18		10.74	0.01	0.97	0.98	—	—	11.72	9.12	132,597	76		0.58	1.08	0.11
12/31/17	*	10.00	(0.02)	0.76	0.74	—	—	10.74	7.40	55,805	93		0.58	1.08	(0.58)

Class I
06/30/18		10.75	0.02	0.98	1.00	—	—	11.75	9.30	1,654	76		0.28	0.78	0.27
12/31/17	*	10.00	(0.01)	0.76	0.75	—	—	10.75	7.50	98	93		0.28	0.78	(0.28)

JNL Institutional Alt 25 Fund(n)
Class A
06/30/18		17.07	(0.04)	(0.08)	(0.12)	—	—	16.95	(0.70)	3,059,690	8		0.46	0.46	(0.46)
12/31/17		14.93	0.09	2.05	2.14	—	—	17.07	14.33	3,307,729	188	(o)	0.30	0.30	0.53
12/31/16		14.08	0.12	0.73	0.85	—	—	14.93	6.04	1,507,755	26		0.17	0.17	0.83
12/31/15		16.19	0.31	(0.66)	(0.35)	(0.38)	(1.38)	14.08	(2.23)	1,613,267	31		0.17	0.17	1.94
12/31/14		16.29	0.21	0.16	0.37	(0.29)	(0.18)	16.19	2.21	1,771,391	50		0.17	0.17	1.27
12/31/13		14.82	0.26	1.78	2.04	(0.31)	(0.26)	16.29	13.88	1,772,220	24		0.17	0.17	1.64

Class I
06/30/18		17.08	(0.01)	(0.08)	(0.09)	—	—	16.99	(0.53)	352	8		0.16	0.16	(0.16)
12/31/17	‡‡	16.48	(0.01)	0.61	0.60	—	—	17.08	3.64	114	188	(o)	0.17	0.17	(0.17)

JNL Institutional Alt 50 Fund(n)
Class A
06/30/18		17.12	(0.04)	(0.13)	(0.17)	—	—	16.95	(0.99)	2,634,149	9		0.46	0.46	(0.46)
12/31/17		15.49	0.16	1.47	1.63	—	—	17.12	10.52	2,892,228	153	(o)	0.26	0.26	0.95
12/31/16		14.88	0.20	0.41	0.61	—	—	15.49	4.10	2,570,726	22		0.16	0.16	1.33
12/31/15		16.65	0.40	(0.73)	(0.33)	(0.40)	(1.04)	14.88	(2.05)	2,860,651	25		0.16	0.16	2.43
12/31/14		16.79	0.21	0.11	0.32	(0.26)	(0.20)	16.65	1.86	3,292,344	45		0.16	0.16	1.21
12/31/13		15.57	0.23	1.37	1.60	(0.21)	(0.17)	16.79	10.35	3,312,024	35		0.16	0.16	1.39

Class I
06/30/18		17.15	(0.01)	(0.15)	(0.16)	—	—	16.99	(0.93)	815	9		0.16	0.16	(0.16)
12/31/17	‡‡	16.63	(0.01)	0.53	0.52	—	—	17.15	3.13	115	153	(o)	0.17	0.17	(0.17)

JNL/American Funds Moderate Growth Allocation Fund(h)
Class A
06/30/18		14.89	0.06	0.12	0.18	—	—	15.07	1.21	2,271,663	23		0.64	0.64	0.77
12/31/17		12.87	0.12	1.90	2.02	—	—	14.89	15.70	2,218,378	57	(o)	0.64	0.64	0.85
12/31/16		11.99	0.19	0.69	0.88	—	—	12.87	7.34	1,708,441	15		0.65	0.65	1.54
12/31/15		12.33	0.18	(0.20)	(0.02)	(0.13)	(0.19)	11.99	(0.15)	1,184,420	2		0.65	0.67	1.40
12/31/14		11.94	0.24	0.27	0.51	(0.10)	(0.02)	12.33	4.26	790,122	1		0.65	0.70	1.96
12/31/13		10.42	0.23	1.36	1.59	(0.06)	(0.01)	11.94	15.26	462,075	1		0.67	0.70	2.06

Class I
06/30/18		14.91	0.11	0.09	0.20	—	—	15.11	1.34	5,190	23		0.34	0.34	1.45
12/31/17	‡‡	14.41	0.24	0.26	0.50	—	—	14.91	3.47	568	57	(o)	0.35	0.35	6.09

JNL/American Funds Growth Allocation Fund(h)
Class A
06/30/18		16.33	0.04	0.32	0.36	—	—	16.69	2.20	2,364,640	12		0.64	0.64	0.54
12/31/17		13.54	0.12	2.67	2.79	—	—	16.33	20.61	2,090,329	55	(o)	0.64	0.64	0.79
12/31/16		12.60	0.16	0.78	0.94	—	—	13.54	7.46	1,359,847	19		0.65	0.65	1.23
12/31/15		12.95	0.14	(0.09)	0.05	(0.12)	(0.28)	12.60	0.37	984,397	2		0.65	0.67	1.08
12/31/14		12.56	0.22	0.29	0.51	(0.08)	(0.04)	12.95	4.07	670,434	2		0.65	0.70	1.68
12/31/13		10.44	0.22	1.96	2.18	(0.05)	(0.01)	12.56	20.86	373,245	4		0.67	0.70	1.88

Class I
06/30/18		16.35	0.11	0.27	0.38	—	—	16.73	2.32	3,978	12		0.34	0.34	1.32
12/31/17	‡‡	15.63	0.22	0.50	0.72	—	—	16.35	4.61	268	55	(o)	0.35	0.35	5.07

See accompanying Notes to Financial Statements.

46

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios(a)(b)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(e)		Net expenses to average net assets(%)(f)	Total expenses to average net assets(%)(f)	Net investment income (loss) to average net assets(%)
JNL/DFA Growth Allocation Fund(h)
Class A
06/30/18		10.88	0.06	(0.20)	(0.14)	—	—	10.74	(1.29)	128,173	10		0.61	0.66	1.16
12/31/17	*	10.00	0.20	1.03	1.23	(0.34)	(0.01)	10.88	12.23	80,204	3		0.60	0.65	2.72

Class I
06/30/18		10.88	0.15	(0.28)	(0.13)	—	—	10.75	(1.19)	1,954	10		0.26	0.36	2.83
12/31/17	*‡‡	10.69	0.09	0.45	0.54	(0.34)	(0.01)	10.88	5.07	77	3		0.25	0.35	3.18

JNL/DFA Moderate Growth Allocation Fund(h)
Class A
06/30/18		10.71	0.07	(0.18)	(0.11)	—	—	10.60	(1.03)	107,722	8		0.60	0.65	1.23
12/31/17	*	10.00	0.20	0.78	0.98	(0.26)	(0.01)	10.71	9.79	63,960	5		0.61	0.65	2.68

Class I
06/30/18		10.72	0.16	(0.25)	(0.09)	—	—	10.63	(0.84)	3,135	8		0.25	0.35	3.03
12/31/17	*‡‡	10.57	0.12	0.31	0.43	(0.27)	(0.01)	10.72	4.03	174	5		0.26	0.35	4.28

JNL Moderate Growth Allocation Fund(n)
Class A
06/30/18		13.71	(0.03)	(0.08)	(0.11)	—	—	13.60	(0.80)	2,424,670	9		0.44	0.44	(0.44)
12/31/17		11.97	0.09	1.65	1.74	—	—	13.71	14.54	2,483,124	168	(o)	0.26	0.26	0.66
12/31/16		11.16	0.08	0.73	0.81	—	—	11.97	7.26	1,417,843	44		0.15	0.15	0.67
12/31/15		11.93	0.21	(0.42)	(0.21)	(0.29)	(0.27)	11.16	(1.81)	1,312,128	57		0.15	0.15	1.78
12/31/14		12.08	0.18	0.48	0.66	(0.27)	(0.54)	11.93	5.35	1,279,991	18		0.15	0.15	1.43
12/31/13		10.62	0.19	1.62	1.81	(0.15)	(0.20)	12.08	17.11	1,096,546	25		0.16	0.16	1.63

Class I
06/30/18		13.72	(0.01)	(0.07)	(0.08)	—	—	13.64	(0.58)	1,146	9		0.14	0.14	(0.14)
12/31/17	‡‡	13.28	0.00	0.44	0.44	—	—	13.72	3.31	1	168	(o)	—	—	0.00

JNL Growth Allocation Fund(n)
Class A
06/30/18		13.56	(0.03)	(0.07)	(0.10)	—	—	13.46	(0.74)	2,475,475	8		0.45	0.45	(0.45)
12/31/17		11.43	0.08	2.05	2.13	—	—	13.56	18.64	2,511,790	156	(o)	0.24	0.24	0.64
12/31/16		10.63	0.07	0.73	0.80	—	—	11.43	7.53	1,844,865	41		0.15	0.15	0.63
12/31/15		11.51	0.18	(0.40)	(0.22)	(0.28)	(0.38)	10.63	(2.00)	1,704,657	57		0.15	0.15	1.53
12/31/14		11.63	0.16	0.43	0.59	(0.21)	(0.50)	11.51	5.06	1,566,607	20		0.15	0.15	1.33
12/31/13		9.76	0.16	2.05	2.21	(0.12)	(0.22)	11.63	22.68	1,295,129	21		0.16	0.16	1.47

Class I
06/30/18		13.58	(0.01)	(0.08)	(0.09)	—	—	13.49	(0.66)	4,743	8		0.15	0.15	(0.15)
12/31/17	‡‡	13.02	(0.01)	0.57	0.56	—	—	13.58	4.30	622	156	(o)	0.15	0.15	(0.15)

JNL Aggressive Growth Allocation Fund(n)
Class A
06/30/18		12.99	(0.03)	(0.06)	(0.09)	—	—	12.90	(0.69)	1,587,905	11		0.45	0.45	(0.45)
12/31/17		10.70	0.05	2.24	2.29	—	—	12.99	21.40	1,525,405	172	(o)	0.26	0.26	0.45
12/31/16		9.90	0.06	0.74	0.80	—	—	10.70	8.08	884,110	38		0.16	0.16	0.56
12/31/15		10.89	0.15	(0.43)	(0.28)	(0.26)	(0.45)	9.90	(2.63)	761,368	58		0.17	0.17	1.36
12/31/14		10.88	0.14	0.40	0.54	(0.17)	(0.36)	10.89	4.98	697,755	23		0.17	0.17	1.22
12/31/13		9.01	0.15	2.01	2.16	(0.09)	(0.20)	10.88	24.06	553,858	20		0.18	0.18	1.48

Class I
06/30/18		13.00	(0.01)	(0.07)	(0.08)	—	—	12.92	(0.62)	2,195	11		0.15	0.15	(0.15)
12/31/17	‡‡	12.40	(0.01)	0.61	0.60	—	—	13.00	4.84	266	172	(o)	0.15	0.15	(0.15)

JNL/Franklin Templeton Founding Strategy Fund(n)
Class A
06/30/18		13.97	(0.02)	(0.13)	(0.15)	—	—	13.82	(1.07)	1,373,516	0		0.36	0.36	(0.36)
12/31/17		12.50	0.35	1.12	1.47	—	—	13.97	11.76	1,480,293	104	(o)	0.14	0.14	2.65
12/31/16		11.02	0.34	1.14	1.48	—	—	12.50	13.43	1,454,361	8		0.05	0.05	2.99
12/31/15		11.97	0.37	(1.11)	(0.74)	(0.19)	(0.02)	11.02	(6.19)	1,426,476	6		0.05	0.05	3.12
12/31/14		11.85	0.18	0.14	0.32	(0.20)	—	11.97	2.67	1,655,658	4		0.05	0.05	1.49
12/31/13		9.74	0.21	2.12	2.33	(0.22)	—	11.85	23.97	1,559,552	3		0.05	0.05	1.95

Class I
06/30/18		13.98	0.00	(0.13)	(0.13)	—	—	13.85	(0.93)	232	0		0.06	0.06	(0.06)
12/31/17	‡‡	13.62	0.00	0.36	0.36	—	—	13.98	2.64	6	104	(o)	0.04	0.04	(0.04)

See accompanying Notes to Financial Statements.

47

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios(a)(b)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(e)		Net expenses to average net assets(%)(f)	Total expenses to average net assets(%)(f)	Net investment income (loss) to average net assets(%)
JNL/Mellon Capital 10 x 10 Fund(n)
Class A
06/30/18		13.83	(0.02)	0.23	0.21	—	—	14.04	1.52	472,565	1		0.36	0.36	(0.36)
12/31/17		11.90	0.22	1.71	1.93	—	—	13.83	16.22	497,782	111	(o)	0.14	0.14	1.70
12/31/16		10.62	0.15	1.13	1.28	—	—	11.90	12.05	435,310	12		0.05	0.05	1.40
12/31/15		11.39	0.22	(0.48)	(0.26)	(0.23)	(0.28)	10.62	(2.26)	409,603	9		0.05	0.05	1.93
12/31/14		11.07	0.23	0.68	0.91	(0.20)	(0.39)	11.39	8.26	436,823	7		0.05	0.05	1.99
12/31/13		8.90	0.21	2.24	2.45	(0.21)	(0.07)	11.07	27.70	393,747	9		0.05	0.05	2.07

Class I
06/30/18		13.84	0.00	0.24	0.24	—	—	14.08	1.73	1	1		—	—	0.00
12/31/17	‡‡	13.03	0.00	0.81	0.81	—	—	13.84	6.22	1	111	(o)	—	—	0.00

JNL/Mellon Capital Index 5 Fund(n)
Class A
06/30/18		14.62	(0.03)	0.31	0.28	—	—	14.90	1.92	983,716	1		0.36	0.36	(0.36)
12/31/17		12.68	0.20	1.74	1.94	—	—	14.62	15.30	1,025,322	109	(o)	0.14	0.14	1.47
12/31/16		11.33	0.04	1.31	1.35	—	—	12.68	11.92	846,638	6		0.05	0.05	0.31
12/31/15		12.16	0.17	(0.34)	(0.17)	(0.22)	(0.44)	11.33	(1.47)	757,495	5		0.05	0.05	1.35
12/31/14		12.20	0.22	0.43	0.65	(0.18)	(0.51)	12.16	5.30	751,361	7		0.05	0.05	1.79
12/31/13		10.16	0.17	2.23	2.40	(0.17)	(0.19)	12.20	23.74	714,309	8		0.05	0.05	1.51

Class I
06/30/18		14.63	0.00	0.31	0.31	—	—	14.94	2.12	1	1		—	—	0.00
12/31/17	‡‡	13.88	0.00	0.75	0.75	—	—	14.63	5.40	1	109	(o)	—	—	0.00

JNL/MMRS Conservative Fund(n)
Class A
06/30/18		11.81	(0.04)	0.03	(0.01)	—	—	11.80	(0.08)	341,722	0		0.66	0.66	(0.66)
12/31/17		10.66	0.13	1.02	1.15	—	—	11.81	10.79	380,393	106	(o)	0.43	0.43	1.15
12/31/16		10.25	0.13	0.28	0.41	—	—	10.66	4.00	398,265	27		0.35	0.35	1.25
12/31/15		10.49	0.23	(0.47)	(0.24)	—	—	10.25	(2.29)	464,863	46		0.36	0.36	2.16
12/31/14	*	10.00	0.33	0.16	0.49	—	—	10.49	4.90	26,784	32		0.35	0.35	4.75

Class I
06/30/18		11.83	(0.01)	0.03	0.02	—	—	11.85	0.17	1	0		0.09	0.09	(0.09)
12/31/17	‡‡	11.49	0.00	0.34	0.34	—	—	11.83	2.96	1	106	(o)	—	—	0.00

JNL/MMRS Growth Fund(n)
Class A
06/30/18		12.26	(0.04)	0.05	0.01	—	—	12.27	0.08	48,297	112		0.66	0.66	(0.66)
12/31/17		10.11	0.11	2.04	2.15	—	—	12.26	21.27	49,667	121	(o)	0.44	0.44	0.97
12/31/16		9.85	0.11	0.15	0.26	—	—	10.11	2.64	46,542	224		0.35	0.35	1.14
12/31/15		10.44	0.18	(0.77)	(0.59)	—	—	9.85	(5.65)	52,833	210		0.35	0.35	1.73
12/31/14	*	10.00	0.24	0.20	0.44	—	—	10.44	4.40	17,731	166		0.36	0.36	3.44

Class I
06/30/18		12.28	(0.04)	0.04	0.00	—	—	12.28	0.00	1	112		0.66	0.66	(0.66)
12/31/17	‡‡	11.50	(0.01)	0.79	0.78	—	—	12.28	6.78	1	121	(o)	0.23	0.23	(0.23)

JNL/MMRS Moderate Fund(n)
Class A
06/30/18		11.88	(0.04)	0.06	0.02	—	—	11.90	0.17	180,856	48		0.66	0.66	(0.66)
12/31/17		10.29	0.12	1.47	1.59	—	—	11.88	15.45	192,360	111	(o)	0.44	0.44	1.07
12/31/16		9.98	0.12	0.19	0.31	—	—	10.29	3.11	189,399	159		0.35	0.35	1.18
12/31/15		10.46	0.22	(0.70)	(0.48)	—	—	9.98	(4.59)	214,487	138		0.35	0.35	2.07
12/31/14	*	10.00	0.24	0.22	0.46	—	—	10.46	4.60	44,689	79		0.35	0.35	3.45

Class I
06/30/18		11.90	(0.03)	0.06	0.03	—	—	11.93	0.25	1	48		0.51	0.51	(0.51)
12/31/17	‡‡	11.35	0.00	0.55	0.55	—	—	11.90	4.85	1	111	(o)	0.09	0.09	(0.09)

See accompanying Notes to Financial Statements.

48

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios(a)(b)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(e)		Net expenses to average net assets(%)(f)	Total expenses to average net assets(%)(f)	Net investment income (loss) to average net assets(%)
JNL/S&P 4 Fund(n)
Class A
06/30/18		20.41	(0.04)	0.63	0.59	—	—	21.00	2.89	6,857,343	0		0.35	0.35	(0.35)
12/31/17		17.69	0.37	2.35	2.72	—	—	20.41	15.38	7,125,698	102	(o)	0.13	0.13	2.02
12/31/16		16.04	0.32	1.33	1.65	—	—	17.69	10.29	7,122,476	7		0.05	0.05	1.91
12/31/15		18.47	0.28	(1.19)	(0.91)	(0.85)	(0.67)	16.04	(5.04)	6,370,591	3		0.05	0.05	1.56
12/31/14		16.76	0.15	2.26	2.41	(0.36)	(0.34)	18.47	14.40	4,983,650	4		0.05	0.05	0.84
12/31/13		12.00	0.18	5.04	5.22	(0.10)	(0.36)	16.76	43.63	3,090,538	4		0.05	0.05	1.21

Class I
06/30/18		20.42	(0.01)	0.64	0.63	—	—	21.05	3.09	3,647	0		0.05	0.05	(0.05)
12/31/17	‡‡	18.63	0.00	1.79	1.79	—	—	20.42	9.61	826	102	(o)	0.06	0.06	(0.06)

JNL/S&P Managed Conservative Fund(n)
Class A
06/30/18		13.42	(0.03)	(0.01)	(0.04)	—	—	13.38	(0.30)	1,373,290	4		0.45	0.45	(0.45)
12/31/17		12.56	0.16	0.70	0.86	—	—	13.42	6.85	1,481,929	109	(o)	0.23	0.23	1.20
12/31/16		11.96	0.15	0.45	0.60	—	—	12.56	5.02	1,586,568	16		0.15	0.15	1.19
12/31/15		12.15	0.25	(0.44)	(0.19)	—	—	11.96	(1.56)	1,535,310	14		0.15	0.15	2.03
12/31/14		11.95	0.20	0.18	0.38	(0.04)	(0.14)	12.15	3.12	1,660,356	17		0.15	0.15	1.66
12/31/13		11.51	0.20	0.32	0.52	(0.07)	(0.01)	11.95	4.52	1,716,378	39		0.15	0.15	1.73

Class I
06/30/18		13.44	(0.01)	(0.06)	(0.07)	—	—	13.37	(0.52)	141	4		0.15	0.15	(0.15)
12/31/17	‡‡	13.26	0.00	0.18	0.18	—	—	13.44	1.36	1	109	(o)	—	—	0.00

JNL/S&P Managed Moderate Fund(n)
Class A
06/30/18		15.43	(0.03)	0.09	0.06	—	—	15.49	0.39	3,168,969	1		0.44	0.44	(0.44)
12/31/17		13.88	0.14	1.41	1.55	—	—	15.43	11.17	3,315,407	108	(o)	0.22	0.22	0.96
12/31/16		13.15	0.13	0.60	0.73	—	—	13.88	5.55	3,276,357	9		0.14	0.14	0.97
12/31/15		13.30	0.24	(0.39)	(0.15)	—	—	13.15	(1.13)	3,256,103	11		0.14	0.14	1.80
12/31/14		12.99	0.18	0.34	0.52	(0.03)	(0.18)	13.30	3.98	3,449,330	16		0.14	0.14	1.36
12/31/13		11.84	0.19	1.05	1.24	(0.06)	(0.03)	12.99	10.43	3,342,874	33		0.14	0.14	1.52

Class I
06/30/18		15.44	(0.01)	0.10	0.09	—	—	15.53	0.58	402	1		0.14	0.14	(0.14)
12/31/17	‡‡	15.06	(0.01)	0.39	0.38	—	—	15.44	2.52	113	108	(o)	0.14	0.14	(0.14)

JNL/S&P Managed Moderate Growth Fund(n)
Class A
06/30/18		17.54	(0.04)	0.28	0.24	—	—	17.78	1.37	6,193,827	2		0.43	0.43	(0.43)
12/31/17		15.12	0.13	2.29	2.42	—	—	17.54	16.01	6,379,304	108	(o)	0.22	0.22	0.78
12/31/16		14.31	0.11	0.70	0.81	—	—	15.12	5.66	6,050,202	13		0.14	0.14	0.73
12/31/15		14.43	0.21	(0.33)	(0.12)	—	—	14.31	(0.83)	6,066,472	13		0.14	0.14	1.41
12/31/14		14.07	0.17	0.46	0.63	(0.03)	(0.24)	14.43	4.51	6,362,485	12		0.14	0.14	1.18
12/31/13		12.24	0.19	1.74	1.93	(0.06)	(0.04)	14.07	15.85	6,042,052	22		0.14	0.14	1.41

Class I
06/30/18		17.56	(0.01)	0.27	0.26	—	—	17.82	1.48	5,203	2		0.13	0.13	(0.13)
12/31/17	‡‡	16.90	(0.01)	0.67	0.66	—	—	17.56	3.91	846	108	(o)	0.14	0.14	(0.14)

JNL/S&P Managed Growth Fund(n)
Class A
06/30/18		18.86	(0.04)	0.51	0.47	—	—	19.33	2.49	5,627,285	2		0.43	0.43	(0.43)
12/31/17		15.58	0.11	3.17	3.28	—	—	18.86	21.05	5,682,182	111	(o)	0.22	0.22	0.64
12/31/16		14.71	0.09	0.78	0.87	—	—	15.58	5.91	5,049,708	15		0.14	0.14	0.63
12/31/15		14.74	0.11	(0.14)	(0.03)	—	—	14.71	(0.20)	4,958,666	11		0.14	0.14	0.77
12/31/14		14.33	0.11	0.70	0.81	(0.08)	(0.32)	14.74	5.63	4,980,868	11		0.14	0.14	0.75
12/31/13		11.84	0.15	2.52	2.67	(0.11)	(0.07)	14.33	22.58	4,514,404	22		0.14	0.14	1.12

Class I
06/30/18		18.87	(0.01)	0.51	0.50	—	—	19.37	2.65	2,700	2		0.13	0.13	(0.13)
12/31/17	‡‡	17.91	(0.01)	0.97	0.96	—	—	18.87	5.36	245	111	(o)	0.14	0.14	(0.14)

See accompanying Notes to Financial Statements.

49

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios(a)(b)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(e)		Net expenses to average net assets(%)(f)	Total expenses to average net assets(%)(f)	Net investment income (loss) to average net assets(%)
JNL/S&P Managed Aggressive Growth Fund(n)
Class A
06/30/18		22.21	(0.05)	0.66	0.61	—	—	22.82	2.75	2,271,965	4		0.45	0.45	(0.45)
12/31/17		18.02	0.13	4.06	4.19	—	—	22.21	23.25	2,233,446	112	(o)	0.23	0.23	0.63
12/31/16		17.00	0.09	0.93	1.02	—	—	18.02	6.00	1,841,402	16		0.15	0.15	0.52
12/31/15		17.04	0.12	(0.16)	(0.04)	—	—	17.00	(0.23)	1,824,889	14		0.15	0.15	0.66
12/31/14		16.48	0.10	0.99	1.09	(0.08)	(0.45)	17.04	6.58	1,764,932	18		0.15	0.15	0.61
12/31/13		13.22	0.15	3.25	3.40	(0.10)	(0.04)	16.48	25.77	1,579,419	25		0.15	0.15	0.99

Class I
06/30/18		22.23	(0.02)	0.66	0.64	—	—	22.87	2.88	2,702	4		0.15	0.15	(0.15)
12/31/17	‡‡	20.99	(0.01)	1.25	1.24	—	—	22.23	5.91	55	112	(o)	0.15	0.15	(0.15)

JNL/Vanguard Global Bond Market Index Fund
Class A
06/30/18		10.05	0.07	(0.12)	(0.05)	—	—	10.00	(0.50)	52,966	3		0.55	0.65	1.36
12/31/17	*	10.00	0.14	(0.09)	0.05	—	—	10.05	0.50	13,791	23		0.58	0.68	5.33

Class I
06/30/18		10.06	0.09	(0.12)	(0.03)	—	—	10.03	(0.30)	788	3		0.25	0.35	1.74
12/31/17	*	10.00	0.12	0.06	0.06	—	—	10.06	0.60	16	23		0.28	0.38	4.62

JNL/Vanguard International Stock Market Index Fund
Class A
06/30/18		10.45	0.15	(0.57)	(0.42)	—	—	10.03	(4.02)	235,669	2		0.58	0.65	2.94
12/31/17	*	10.00	0.11	0.34	0.45	—	—	10.45	4.50	118,273	65		0.58	0.65	3.95

Class I
06/30/18		10.45	0.29	(0.69)	(0.40)	—	—	10.05	(3.83)	3,698	2		0.28	0.35	5.61
12/31/17	*	10.00	0.13	0.32	0.45	—	—	10.45	4.50	189	65		0.28	0.35	4.58

JNL/Vanguard U.S. Stock Market Index Fund
Class A
06/30/18		10.71	0.08	0.23	0.31	—	—	11.02	2.89	187,105	2		0.54	0.60	1.51
12/31/17	*	10.00	0.09	0.62	0.71	—	—	10.71	7.10	52,541	67		0.54	0.60	3.33

Class I
06/30/18		10.72	0.12	0.22	0.34	—	—	11.06	3.17	2,829	2		0.24	0.30	2.29
12/31/17	*	10.00	0.20	0.52	0.72	—	—	10.72	7.20	103	67		0.24	0.30	7.15

*

Commencement of operations was as follows: JNL/DFA Growth Allocation Fund and JNL/DFA Moderate Growth Allocation Fund - April 24, 2017; JNL/MMRS Conservative Fund, JNL/MMRS Growth Fund and JNL/MMRS Moderate Fund - April 28, 2014; JNL/Vanguard Capital Growth Fund, JNL/Vanguard Equity Income Fund, JNL/Vanguard International Fund, JNL/Vanguard Small Company Growth Fund, JNL/Vanguard Global Bond Market Index Fund, JNL/Vanguard International Stock Market Index Fund and JNL/Vanguard U.S. Stock Market Index Fund - September 25, 2017.

‡	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
‡‡	Effective September 25, 2017, Class I shares were offered by the Fund.
(a)	Annualized for periods less than one year.
(b)

Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and Underlying Funds' expenses. The ratios of net investment income(loss) and expenses to average net assets for both the Master and Feeder Fund are as follows:

	Ratios (annualized for periods less than one year)
	Net expense to average net assets (%)	Total expense to average net assets (%)	Net investment income (loss) to average net assets (%)
JNL/American Funds Balanced Fund
Class A
06/30/18	0.87	1.27	(0.09)
12/31/17	0.89	1.20	1.87
Class I
06/30/18	0.57	0.97	0.59
12/31/17	0.67	0.97	2.10
JNL/American Funds Blue Chip Income and Growth Fund
Class A
06/30/18	1.00	1.43	(0.15)
12/31/17	1.00	1.43	1.26
12/31/16	1.00	1.43	1.49
12/31/15	1.01	1.46	1.24
12/31/14	1.03	1.51	2.83
12/31/13	1.05	1.52	1.37
Class I

See accompanying Notes to Financial Statements.

50

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Financial Highlights

For a Share Outstanding

06/30/18	0.70	1.13	0.67
12/31/17	0.77	1.20	1.76
12/31/16	0.80	1.23	1.82
12/31/15	0.79	1.24	1.30
12/31/14	0.78	1.26	3.28
12/31/13	0.80	1.27	1.41
JNL/American Funds Global Bond Fund
Class A
06/30/18	1.09	1.62	(0.62)
12/31/17	1.09	1.61	(0.51)
12/31/16	1.12	1.62	(0.34)
12/31/15	1.12	1.64	(1.03)
12/31/14	1.12	1.67	0.61
12/31/13	1.11	1.66	(1.11)
Class I
06/30/18	0.79	1.32	(0.18)
12/31/17	0.86	1.38	(0.07)
12/31/16	0.92	1.42	(0.15)
12/31/15	0.90	1.42	(0.81)
12/31/14	0.87	1.42	0.74
12/31/13	0.86	1.41	(0.94)
JNL/American Funds Global Small Capitalization Fund
Class A
06/30/18	1.29	1.84	(1.11)
12/31/17	1.28	1.83	(0.60)
12/31/16	1.29	1.84	(0.78)
12/31/15	1.28	1.85	(1.28)
12/31/14	1.29	1.89	(0.94)
12/31/13	1.29	1.89	(0.42)
Class I
06/30/18	0.99	1.54	(0.74)
12/31/17	1.04	1.59	(0.12)
12/31/16	1.09	1.64	(0.58)
12/31/15	1.07	1.64	(1.07)
12/31/14	1.04	1.64	(0.70)
12/31/13	1.04	1.64	(0.12)
JNL/American Funds Growth-Income Fund
Class A
06/30/18	0.93	1.28	(0.37)
12/31/17	0.93	1.28	0.82
12/31/16	0.96	1.31	0.91
12/31/15	0.96	1.33	0.74
12/31/14	0.97	1.37	0.76
12/31/13	0.98	1.38	0.83
Class I
06/30/18	0.63	0.98	0.28
12/31/17	0.69	1.04	2.13
12/31/16	0.76	1.11	1.00
12/31/15	0.74	1.11	0.73
12/31/14	0.72	1.12	0.94
12/31/13	0.73	1.13	1.03
JNL/American Funds International Fund
Class A
06/30/18	1.15	1.70	(0.69)
12/31/17	1.16	1.71	0.54
12/31/16	1.19	1.74	0.55
12/31/15	1.19	1.76	0.76
12/31/14	1.19	1.79	0.65
12/31/13	1.21	1.79	0.58
Class I
06/30/18	0.85	1.40	0.01
12/31/17	0.93	1.48	1.03
12/31/16	0.99	1.54	0.71
12/31/15	0.97	1.54	0.59
12/31/14	0.94	1.54	0.95
12/31/13	0.96	1.54	0.73
JNL/American Funds New World Fund
Class A
06/30/18	1.39	2.14	(0.88)
12/31/17	1.42	2.17	(0.13)

See accompanying Notes to Financial Statements.

51

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Financial Highlights

For a Share Outstanding

12/31/16	1.43	2.18	(0.34)
12/31/15	1.44	2.21	(0.59)
12/31/14	1.43	2.23	(0.08)
12/31/13	1.43	2.23	0.35
Class I
06/30/18	1.09	1.84	(0.21)
12/31/17	1.18	1.93	0.45
12/31/16	1.23	1.98	(0.23)
12/31/15	1.22	1.99	(0.37)
12/31/14	1.18	1.98	0.05
12/31/13	1.18	1.98	0.54
JNL/Vanguard Capital Growth Fund
Class A
06/30/18	0.93	1.33	6.05
12/31/17	0.94	1.34	(0.94)
Class I
06/30/18	0.63	1.03	5.27
12/31/17	0.64	1.04	(0.64)
JNL/Vanguard Equity Income Fund
Class A
06/30/18	0.88	1.28	3.48
12/31/17	0.89	1.29	(0.89)
Class I
06/30/18	0.58	0.98	3.46
12/31/17	0.59	0.99	(0.59)
JNL/Vanguard International Fund
Class A
06/30/18	0.96	1.51	0.43
12/31/17	0.97	1.52	(0.97)
Class I
06/30/18	0.66	1.21	0.44
12/31/17	0.67	1.22	(0.67)
JNL/Vanguard Small Company Growth Fund
Class A
06/30/18	0.92	1.42	(0.23)
12/31/17	0.92	1.42	(0.92)
Class I
06/30/18	0.62	1.12	(0.07)
12/31/17	0.62	1.12	(0.62)

See accompanying Notes to Financial Statements.

52

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Financial Highlights

For a Share Outstanding

(c)	Calculated using the average shares method.
(d)

Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges and if it did performance would be lower.

(e)

Portfolio turnover is not annualized for periods of less than one year. Portfolio turnover for the Funds of Funds is based on the Funds of Funds' purchases and sales of the Underlying Funds. Portfolio turnover for the Master Feeder Funds reflects each Master Fund’s portfolio purchases and sales.

(f)

The expenses or expense waivers for the Funds' Class I shares were $0.00 for certain days during the period and this was a result of the net assets for the Fund being below a level to generate an expense allocation greater than $0.005 for that day. Additionally, the expenses or expense waivers for the Funds' Class I shares were $0.01 for certain days during the period and this was a result of the net assets for the Fund being at a level to generate an expense allocation between $0.005 and $0.01 for that day and rounded to $0.01. As a result, the ratios of net and total expenses to average net assets during the period for Class I shares can be less than or more than the anticipated ratios of net and total expenses to average net assets depending on the net assets that Class I shares acquired during the period.

(g)

The Master Funds for the JNL/American Funds Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Vanguard Master Feeder Funds are the shares of the corresponding Vanguard Variable Insurance Fund. These financial statements should be read in conjunction with each Master Fund's shareholder report.

(h)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(i)

Portfolio turnover including dollar roll transactions for JNL/American Funds Balanced Fund, formerly known as JNL/Capital Guardian Global Balanced Fund was 100%, 105%, 112%, 79% and 18% in 2013, 2014, 2015, 2016 and for the period January 1, 2017 to April 23, 2017, respectively. Portfolio turnover excluding dollar rolls was 14% for the period January 1, 2017 to April 23, 2017. Portfolio turnover including dollar roll transactions for JNL/American Funds Balanced Fund's Master Fund was 85% and 41% in 2017 and 2018, respectively.

(j)	Effective April 24, 2017, the JNL/American Funds Balanced Fund became a Feeder Fund. Prior to April 24, 2017, the Fund was a Sub-Advised Fund named JNL/Capital Guardian Global Balanced Fund.
(k)	Amount represents less than $0.005.
(l)

Total return for the Fund includes class action settlement proceeds. The return for Class A and Class I, respectively, without the class action settlement proceeds was as follows: JNL/BlackRock Large Cap Select Growth Fund - 38.94% and 39.26%; JNL/BlackRock Global Natural Resources Fund - 26.42% and 26.72%; JNL/Causeway International Value Select Fund - 21.33% and 21.52%; JNL/Invesco Mid Cap Value Fund - 30.82% and 31.05%; JNL/JPMorgan U.S. Government & Quality Bond Fund - (3.59)% and (3.40)%; JNL/Lazard Emerging Markets Fund - 19.16% and 19.38%; JNL/Mellon Capital S&P 400 Mid Cap Index Fund - 32.92% and 33.12%; JNL/Mellon Capital Small Cap Index Fund - 38.35% and 38.56%; JNL Multi-Manager Small Cap Growth Fund - 30.43% and 30.65%; JNL/PPM America Value Equity Fund - 40.15% and 40.42%; JNL/T. Rowe Price Mid-Cap Growth Fund - 36.47% and 36.69%.

(m)

Portfolio turnover including dollar roll transactions for JNL/American Funds Global Bond Fund's Master Fund was 213%, 200%, 159%, 154%, 105% and 72% in 2013, 2014, 2015, 2016, 2017 and 2018, respectively.

(n)

Prior to September 25, 2017, the Fund did not charge a 12b-1 fee. The shareholders investing in a Fund of Funds indirectly bore any 12b-1 fees incurred by the Class A shares or regular shares, as applicable of each Underlying Fund. Effective September 25, 2017, the Fund began to charge a Rule 12b-1 fee at a maximum annual rate of 0.30% of the average daily net assets of the Class A shares. At this time, the investment in each Underlying Fund was sold from Class A shares and purchased into Class I shares which do not charge a 12b-1 fee.

(o)

Portfolio turnover includes the purchase and sale in each Underlying Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. Portfolio turnover not including the purchase and sale of each Underlying Fund was as follows:

Portfolio Turnover (%)
JNL Institutional Alt 25 Fund	37
JNL Institutional Alt 50 Fund	47
JNL Moderate Growth Allocation Fund	44
JNL Growth Allocation Fund	49
JNL Aggressive Growth Allocation Fund	51
JNL/Franklin Templeton Founding Strategy Fund	4
JNL/Mellon Capital 10 x 10 Fund	9
JNL/Mellon Capital Index 5 Fund	5
JNL/MMRS Conservative Fund	7
JNL/MMRS Growth Fund	22
JNL/MMRS Moderate Fund	11
JNL/S&P 4 Fund	5
JNL/S&P Managed Conservative Fund	12
JNL/S&P Managed Moderate Fund	12
JNL/S&P Managed Moderate Growth Fund	11
JNL/S&P Managed Growth Fund	15
JNL/S&P Managed Aggressive Growth Fund	18

See accompanying Notes to Financial Statements.

53

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

NOTE 1. ORGANIZATION

JNL Series Trust (“Trust”) is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts, by a Declaration of Trust, dated June 1, 1994, as amended and restated September 25, 2017. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), and its shares are registered under the Securities Act of 1933, as amended (“1933 Act”). The Trust operates as a series trust, and at June 30, 2018 consisted of one-hundred and twenty (120) separate funds. Information in these financial statements pertains to thirty-five (35) Funds (each a “Fund”, and collectively, “Funds”) offered by the Trust listed in the table below. Each Fund represents shares of beneficial interest in a separate portfolio of securities and other assets, each with its own investment objective.

Jackson National Asset Management, LLC (“JNAM”, “Adviser” or “Administrator”), a wholly-owned subsidiary of Jackson National Life Insurance Company® (“Jackson”), serves as investment adviser and administrator to each of the Funds. Jackson is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is the United States of America. Shares of each Fund are sold to Jackson and its separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies and to other affiliated registered investment companies. The Funds and each Fund's Adviser are:

Fund:	Adviser/Sub-Adviser:

JNL/American Funds Balanced Fund, JNL/American Funds Blue Chip Income and Growth Fund, JNL/American Funds Global Bond Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds Growth-Income Fund, JNL/American Funds International Fund and JNL/American Funds New World Fund. These Funds are collectively known as "JNL/American Funds Master Feeder Funds".

JNAM (Adviser to each Master Feeder Fund) Capital Research and Management Company (Investment Adviser to each Master Fund)

JNL/Vanguard Capital Growth Fund (PRIMECAP Management Company), JNL/Vanguard Equity Income Fund (The Vanguard Group, Inc. and Wellington Management Company LLP), JNL/Vanguard International Fund (Baillie Gifford Overseas Ltd. and Schroder Investment Management North America Inc.) and JNL/Vanguard Small Company Growth Fund (The Vanguard Group, Inc. and ArrowMark Colorado Holdings, LLC). These Funds are collectively known as “JNL/Vanguard Master Feeder Funds”.*

JNAM (Adviser to each Master Feeder Fund)

PRIMECAP Management Company, The Vanguard Group, Inc., Wellington Management Company LLP, Baillie Gifford Overseas Ltd., Schroder Investment Management North America Inc. and ArrowMark Colorado Holdings, LLC. (Investment Advisers or Sub-Adviser to each Master Fund)

JNL Institutional Alt 25 Fund and JNL Institutional Alt 50 Fund. These Funds are collectively known as "JNL Alt Funds".

JNL/American Funds Moderate Growth Allocation Fund and JNL/American Funds Growth Allocation Fund. These Funds are collectively known as "JNL/American Funds Funds of Funds".

JNL/DFA Growth Allocation Fund and JNL/DFA Moderate Growth Allocation Fund. These Funds are collectively known as “JNL/DFA Funds”.

JNL Moderate Growth Allocation Fund, JNL Growth Allocation Fund and JNL Aggressive Growth Allocation Fund. These Funds are collectively known as "JNL Allocation Funds”.

JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital 10 x 10 Fund, JNL/Mellon Capital Index 5 Fund and JNL/S&P 4 Fund.

JNL/Vanguard Global Bond Market Index Fund, JNL/Vanguard International Stock Market Index Fund and JNL/Vanguard U.S. Stock Market Index Fund. These Funds are collectively known as “JNL/Vanguard Funds Funds of Funds”.

JNAM
JNL/MMRS Conservative Fund, JNL/MMRS Growth Fund and JNL/MMRS Moderate Fund. These Funds are collectively known as "JNL/MMRS Funds".	Milliman Financial Risk Management LLC

JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund and JNL/S&P Managed Aggressive Growth Fund. These Funds are collectively known as "JNL/S&P Funds".

Standard & Poor’s Investment Advisory Services LLC

* Investment Advisers or Sub-Adviser to each Fund’s Master Fund are identified in parentheses.

Each Fund, except the JNL/American Funds Master Feeder Funds and JNL/Vanguard Master Feeder Funds, operates under a “Fund of Funds” structure, investing all of its assets in other affiliated or unaffiliated funds (each, an “Underlying Fund”, and collectively, the “Underlying Funds”).

Each of the JNL/American Funds Master Feeder Funds and JNL/Vanguard Master Feeder Funds operates as a “Feeder Fund” and seeks to achieve its respective investment objective by investing all of its assets in a separate mutual fund (“Master Fund”). Each Master Feeder Fund’s Master Fund is a series of the American Funds Insurance Series® or Vanguard Variable Insurance Fund, respectively, each a registered open-end management investment company that has the same investment objective as its corresponding Feeder Fund. Each Master Fund directly acquires securities and the Feeder Fund, by investing in the Master Fund, acquires an indirect interest in those securities. As of June 30, 2018, the JNL/American Funds Master Feeder Funds and JNL/Vanguard Master Feeder Funds owned the following percentage of its corresponding Master Fund: JNL/American Funds Balanced Fund - 3.74%, JNL/American Funds Blue Chip Income and Growth Fund - 36.47%, JNL/American Funds Global Bond Fund - 24.66%, JNL/American Funds Global Small Capitalization Fund - 16.92%, JNL/American Funds Growth-Income Fund - 20.43%, JNL/American Funds International Fund - 21.04%, JNL/American

54

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

Funds New World Fund - 40.30%, JNL/Vanguard Capital Growth Fund - 11.56%, JNL/Vanguard Equity Income Fund - 6.97%, JNL/Vanguard International Fund - 11.87% and JNL/Vanguard Small Company Growth Fund - 6.73%. The Master Funds’ Schedules of Investments, Financial Statements and accounting policies are outlined in each Master Fund’s shareholder report, which accompanies this report. This report should be read in conjunction with the Master Funds’ shareholder reports. The Master Funds' shareholder reports are also available on the SEC’s website at www.sec.gov.

The Funds are diversified Funds for purposes of the 1940 Act, with the exception of the following non-diversified Funds: JNL/American Funds Global Bond Fund, JNL Alt Funds, JNL/American Funds Funds of Funds, JNL/DFA Funds, JNL Allocation Funds, JNL/Vanguard Funds Funds of Funds, JNL/MMRS Funds, JNL/S&P 4 Fund and JNL/S&P Funds.

Each Fund offers Class A shares and Class I shares. Class A shares and Class I shares differ principally in applicable 12b-1 fees. Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class, without discrimination between share classes. From time to time, a Fund may have significant subscription and redemption activity which, when executed at the net asset value (“NAV”) rounded to two decimals, can impact the NAV per share of either class and cause a divergence in the NAV between each class. Each share class also has different voting rights on matters affecting a single class. No class has preferential dividend rights.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Security Valuation and Fair Value Measurement. Under the Trust’s valuation policy and procedures, the Trust’s Board of Trustees ("Board" or "Trustees") has delegated the daily operational oversight of the securities valuation function to the JNAM Valuation Committee (“Valuation Committee”), which consists of certain officers of the Trust and JNAM management. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The NAV of a Fund's shares is generally determined once each day the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (generally, 4:00 PM Eastern Time). The Funds of Funds’ investments in the Underlying Funds are valued at the daily NAV of the applicable Underlying Fund determined as of the close of the NYSE on each valuation date. Valuation of investments by the Underlying Funds is discussed in the shareholder report of the Underlying Funds. Each Feeder Fund’s investment in its corresponding Master Fund is valued at the daily NAV per share of the applicable Master Fund determined as of the close of the NYSE on each valuation date. Valuation of the investments by the Master Fund is discussed in each Master Fund’s shareholder report, which accompanies this report. The Master Fund’s shareholder reports are also available on the SEC's website at www.sec.gov.

FASB ASC Topic 820, “Fair Value Measurement” establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund's investments under FASB ASC Topic 820 guidance and are summarized into three broad categories. Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for investments in mutual funds. Investments in the Underlying Funds and Master Funds are categorized as Level 1 within FASB ASC Topic 820 fair value hierarchy. The Level 1 valuation assets for the Funds can be referenced in the Schedules of Investments. There were no Level 2 or Level 3 investments in these Funds.

Distributions to Shareholders. The amount and timing of distributions for the regulated investment company ("RIC") Funds are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends from net investment income are generally declared and paid annually by the RIC Funds, but may be paid more frequently to avoid excise tax. Distributions of net realized capital gains by the RIC Funds, if any, are distributed at least annually, to the extent they exceed available capital loss carryforwards. No distributions of net investment income or realized capital gains are required for Funds that are not RICs, therefore, undistributed net investment income and accumulated net realized gain/loss are reclassed to paid-in capital on a semi-annual basis. Capital gains distributions received from the Master Funds and Underlying Funds are recorded as net realized gain on distributions from affiliated or unaffiliated investment companies, as applicable, in the Statements of Operations.

Security Transactions and Investment Income. Security transactions are recorded on the trade date for financial reporting purposes. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Realized gains and losses are determined on the specific identification basis.

Expenses. Expenses are recorded on an accrual basis. Expenses of the Trust that are directly attributable to a specific Fund are charged to that Fund. Expenses attributable to a specific class of shares are charged to that class. Other Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund.

Expenses in Master Funds and Funds of Funds. Because each Feeder Fund invests all of its assets in its respective Master Fund, the Feeder Fund's shareholders bear the fees and expenses of each respective Master Fund in which the Feeder Fund invests. Such expenses are not included in the Statements of Operations, but are incurred indirectly because they are considered in the calculation of the NAV of the respective Master Fund. As a result, the Feeder Funds’ actual expenses may be higher than those of other mutual funds that invest directly in securities. A similar situation exists for the Funds of Funds as it relates to the expenses associated with the investments in Underlying Funds.

55

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

Guarantees and Indemnifications. In the normal course of business, the Trust may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. However, since their commencement of operations, the Funds have not had claims or losses pursuant to their contracts and expect the risk of loss to be remote. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 3. CERTAIN RISKS

Market and Volatility Risk. In the normal course of business, the Master Funds and Underlying Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”). Additionally, prices of financial instruments may fluctuate over short periods or extended periods of time in response to company, market, economic or political news (“volatility risk”). Equity securities generally have more price volatility than fixed-income securities, and long term fixed-income securities normally have more price volatility than short term fixed-income securities. Certain Master Funds and Underlying Funds may invest in derivatives to hedge the Fund’s portfolio as well as for investment purposes which may increase volatility. Volatility may cause the Master Fund’s and Underlying Fund’s net asset value per share to experience significant appreciation or depreciation in value over short periods of time.

Credit and Counterparty Risk. In the normal course of business, the Master Funds or Underlying Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to failure of the other party to a transaction to perform (“credit risk”). Similar to credit risk, a Master Fund or Underlying Fund may be exposed to the risk that an institution or other entity with which the Master Fund or Underlying Fund has unsettled or open transactions will default (“counterparty risk”). Financial assets, which potentially expose a Master Fund or Underlying Fund to credit risk, consist principally of investments and cash due from counterparties. The potential loss could exceed the value of the financial assets and liabilities recorded in the Master Fund’s or Underlying Fund’s financial statements. A Master Fund or Underlying Fund manages credit and counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. A Master Fund’s or Underlying Fund’s Adviser(s) and sub-advisers attempt to mitigate credit and counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Master Fund and Underlying Fund restrict their exposure to credit and counterparty losses by entering into master netting agreements with counterparties with whom they undertake a significant volume of transactions. In the event of default, the total market value exposure would be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. The extent of a Master Fund’s or Underlying Fund’s exposure to credit and counterparty risks in respect to financial assets is incorporated within their carrying value as recorded in each Master Fund’s or Underlying Fund’s Statement of Assets and Liabilities. For certain derivative contracts held by a Master Fund or Underlying Fund, the potential loss could exceed the value of the financial assets recorded in their financial statements.

Underlying Fund Investment Risk. Each Fund’s prospectus includes a discussion of the principal investment risks of the Master Fund or Underlying Fund in which it invests. Additional risks associated with a Master Fund’s or Underlying Fund’s investments are described within the respective Master Fund’s or Underlying Fund’s annual shareholder report. The Master Funds’ shareholder reports are also available on the SEC’s website at www.sec.gov.

Feeder Funds and Funds of Funds Risks. The value of an investment in a Feeder Fund changes with the value of the corresponding Master Fund and its investments. The value of an investment in a Funds of Funds changes with the values of the corresponding Underlying Funds and their investments. The Master Fund’s and Underlying Fund’s shares may be purchased by other investment companies and shareholders. In some cases, the Master Fund or Underlying Fund may experience large subscriptions or redemptions due to allocation changes or rebalancing. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on Fund performance.

Cybersecurity Risk. Cyber-attacks could disrupt daily operations related to trading and portfolio management. In addition, technology disruptions and cyber-attacks may impact the operations or securities prices of an issuer or a group of issuers, and thus may have an adverse impact on the value of a Fund’s investments. Cyber-attacks on a Fund’s sub-advisers and service providers could cause business failures or delays in daily processing and a Fund may not be able to issue a NAV per share. As a result, cyber-attacks could impact the performance of a Fund.

NOTE 4. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory and Administrative Fees. The Trust has an investment advisory and management agreement with JNAM, whereby JNAM provides investment management services. Each Fund pays JNAM an annual fee, accrued daily and paid monthly, based on a specified percentage of the average daily net assets of each Fund.

JNAM also serves as the Administrator to the Funds. The Funds pay an administrative fee based on the average daily net assets of each Fund, accrued daily and paid monthly. In return for the administrative fee, JNAM provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, JNAM, at its own expense, arranges for legal, audit, fund accounting, transfer agency, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs, and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, registration fees, licensing costs, directors and officers insurance, the fees and expenses of the disinterested Trustees ("Independent Trustees") and independent legal counsel to the Independent Trustees, and a portion of the costs associated with the Chief Compliance Officer.

56

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

The following schedules indicate the range of the advisory fee at various net assets levels and the administrative fee each Fund was obligated to pay JNAM. For the advisory fee ranges presented, refer to the Trust’s Prospectus for the specific percentage of average daily net assets and break points for each Fund.

	Advisory Fee (m-millions) (b-billions)			Administrative Fee (b-billions)
	$0 to $500m %	$500m to $5b %	Over $5b %	$0 to $3b %	Over $3b %
JNL/American Funds Balanced Fund	0.55	0.50 – 0.49	0.48	0.15	0.13
JNL/American Funds Blue Chip Income and Growth Fund	0.60	0.60 – 0.54	0.53	0.15	0.13
JNL/American Funds Global Bond Fund	0.60	0.60 – 0.54	0.53	0.15	0.13
JNL/American Funds Global Small Capitalization Fund	0.65	0.65 – 0.59	0.58	0.15	0.13
JNL/American Funds Growth-Income Fund	0.60	0.60 – 0.54	0.53	0.15	0.13
JNL/American Funds International Fund	0.75	0.75 – 0.69	0.68	0.15	0.13
JNL/American Funds New World Fund	0.95	0.95 – 0.89	0.88	0.15	0.13
JNL/Vanguard Capital Growth Fund	0.525	0.525 – 0.49	0.48	0.15	0.13
JNL/Vanguard Equity Income Fund	0.525	0.525 – 0.49	0.48	0.15	0.13
JNL/Vanguard International Fund	0.675	0.675 – 0.64	0.63	0.15	0.13
JNL/Vanguard Small Company Growth Fund	0.625	0.625 – 0.59	0.58	0.15	0.13
JNL Alt Funds	0.15	0.10 – 0.095	0.09	0.05	0.045
JNL/American Funds Funds of Funds	0.20	0.20 – 0.165	0.155	0.15	0.13
JNL/DFA Funds	0.20	0.20 – 0.165	0.155	0.15	0.13
JNL Allocation Funds	0.13	0.08 – 0.075	0.07	0.05	0.045
JNL/Franklin Templeton Founding Strategy Fund	0.00	0.00	0.00	0.05	0.045
JNL/Mellon Capital 10 x 10 Fund	0.00	0.00	0.00	0.05	0.045
JNL/Mellon Capital Index 5 Fund	0.00	0.00	0.00	0.05	0.045
JNL/MMRS Funds	0.30	0.30 - 0.245	0.24	0.05	0.045
JNL/S&P 4 Fund	0.00	0.00	0.00	0.05	0.045
JNL/S&P Funds	0.13	0.08 – 0.075	0.07	0.05	0.045
JNL/Vanguard Global Bond Market Index Fund	0.20	0.20 – 0.165	0.155	0.15	0.13
JNL/Vanguard International Stock Market Index Fund	0.20	0.20 – 0.165	0.155	0.15	0.13
JNL/Vanguard U.S. Stock Market Index Fund	0.20	0.20 – 0.165	0.155	0.10	0.09

Advisory Fee Waivers. Pursuant to contractual fee waiver agreements, JNAM agreed to waive a portion of its advisory fees for each of the following Funds. None of the waived advisory fees can be recaptured by JNAM. The amount of waived expenses for each Fund is recorded as expense waiver in each Fund’s Statement of Operations.

Contractual Advisory Fee Waiver as a Percentage of Average Daily Net Assets (%)
JNL/American Funds Balanced Fund	0.40
JNL/American Funds Blue Chip Income and Growth Fund	0.43
JNL/American Funds Global Bond Fund	0.525 % for net assets between $0 - $1 billion and 0.50% for net assets over $1 billion
JNL/American Funds Global Small Capitalization Fund	0.55
JNL/American Funds Growth-Income Fund	0.35
JNL/American Funds International Fund	0.55
JNL/American Funds New World Fund	0.75
JNL/DFA Funds	0.05
JNL/Vanguard Capital Growth Fund	0.40
JNL/Vanguard Equity Income Fund	0.40
JNL/Vanguard International Fund	0.55
JNL/Vanguard Small Company Growth Fund	0.50
JNL/Vanguard Global Bond Market Index Fund	0.10
JNL/Vanguard International Stock Market Index Fund	0.07
JNL/Vanguard U.S. Stock Market Index Fund	0.06

Administrative Fee Waivers. Pursuant to a contractual fee waiver agreement, JNAM agreed to waive 0.05% of the administrative fees of the Class I shares of the JNL/DFA Funds. None of the waived administrative fees can be recaptured by JNAM. The amount of waived expenses for each Fund is recorded as expense waiver in each Fund’s Statement of Operations.

Distribution Fees. The Trust has adopted a Distribution Plan (the “Plan”) pursuant to the provisions of Rule 12b-1 under the 1940 Act. Pursuant to the Plan, Class A shares of the Funds pay a distribution and/or service fee (“Rule 12b-1 fee”) to Jackson National Life Distributors LLC (“JNLD”), an affiliate of the Adviser, for the purpose of paying for certain distribution, administrative, or related service expenses from the sale and distribution of each Fund’s Class A shares. To the extent consistent with existing law and the Plan, JNLD may use the Rule 12b-1 fees to reimburse or compensate broker-dealers, administrators or others for providing distribution, administrative or other services. The Funds’ Plan is structured as a compensation plan. Under a compensation plan, the distributor may receive 12b-1 fees in excess of the allowable distribution and related shareholder servicing expenses, but not exceeding the maximum 12b-1 fee, which may be applied to future periods when distribution and related shareholder servicing expenses are less than the maximum 12b-1 fee set by the Plan. Under the Plan, the maximum annual rate for Rule 12b-1 fees paid by Class A shares of the Funds is 0.30% of the average daily net assets of the Class A shares of each Fund. Each Fund pays the fee monthly to JNLD. JNLD also is the principal underwriter of the variable insurance products issued by Jackson and its subsidiaries. Amounts charged pursuant to the Plan are reflected as 12b-1 fees (Class A) in each Fund's Statement of Operations.

57

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

Other Service Providers. JPM Chase and State Street Bank and Trust Company (“State Street”) act as custodians for the Funds.

Deferred Compensation Plan. The Funds adopted a Deferred Compensation Plan whereby an Independent Trustee may defer the receipt of all or a portion of their compensation. These deferred amounts, which remain as liabilities of the Funds, are treated as if invested and reinvested in shares of one or more funds at the discretion of the applicable Independent Trustee. These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected funds. Liabilities related to deferred balances are included in payable for board of trustees fees in the Statements of Assets and Liabilities. Increases or decreases related to the changes in value of deferred balances are included in board of trustees fees set forth in the Statements of Operations.

NOTE 5. BORROWING ARRANGEMENTS

The Trust is party to a Syndicated Credit Agreement (“SCA”) with a group of lenders. The Funds, with the exception of JNL/American Funds Master Feeder Funds, JNL/American Funds Funds of Funds, JNL/DFA Funds, JNL/Vanguard Master Feeder Funds and JNL/Vanguard Funds Funds of Funds, participate in the SCA with other funds managed by JNAM (“Participating Funds”) in a credit facility which is available solely to finance shareholder redemptions or for other temporary or emergency purposes. Effective June 1, 2018, JNL/American Funds Master Feeder Funds, JNL/American Funds Funds of Funds, JNL/DFA Funds were removed from the SCA. Also effective June 1, 2018, the Participating Funds may borrow up to $675,000,000, the amount available under the facility; the limits set for borrowing by the Participating Funds’ prospectuses and the 1940 Act; or an amount prescribed within the SCA. Prior to June 1, 2018, the amount available under the facility was $600,000,000. JNL/PPM America Floating Rate Income Fund, a Participating Fund managed by JNAM, has priority to utilize $150,000,000 of the SCA under an InterFund Allocation Agreement. The Participating Funds pay an annual fee of 0.15% of the available commitments. Effective June 1, 2018, these fees are allocated 22.2% to the JNL/PPM America Floating Rate Income Fund, in accordance with the InterFund Allocation Agreement, and 77.8% to the other Participating Funds based on each fund’s net assets as a percentage of the Participating Funds’ total net assets. Prior to June 1, 2018, the fees were allocated 25% to the JNL/PPM America Floating Rate Income Fund, in accordance with the InterFund Allocation Agreement, and 75% to the other Participating Funds. During the period, the Participating Funds paid an annual administration fee to JPM Chase, which is allocated in the same manner as the commitment fee. The fees related to the SCA are included in other expenses in each Fund’s Statement of Operations. No amounts were borrowed under the facility during the period.

Pursuant to an Exemptive Order issued by the SEC, the Funds, along with certain other funds advised by JNAM, may participate in an InterFund Lending Program (“Program”). The Program provides an alternative credit facility allowing a Fund to borrow from, or lend money to, other participating affiliated funds. Any open loans at period end are included in Receivable for interfund lending or Payable for interfund lending, as appropriate, in the respective Fund’s Statement of Assets and Liabilities. No amounts were borrowed through the Program during the period.

NOTE 6. INCOME TAX MATTERS

JNL/American Funds Blue Chip Income and Growth Fund, JNL/American Funds Growth-Income Fund, JNL/Vanguard Capital Growth Fund, JNL/Vanguard Equity Income Fund, JNL/Vanguard International Fund, JNL/Vanguard Small Company Growth Fund, JNL Institutional Alt 25 Fund, JNL Institutional Alt 50 Fund, JNL/American Funds Moderate Growth Allocation Fund, JNL/American Funds Growth Allocation Fund, JNL Moderate Growth Allocation Fund, JNL Growth Allocation Fund, JNL Aggressive Growth Allocation Fund, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital 10 x 10 Fund, JNL/Mellon Capital Index 5 Fund, JNL/MMRS Conservative Fund, JNL/MMRS Growth Fund, JNL/MMRS Moderate Fund, JNL/S&P 4 Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/Vanguard Global Bond Market Index Fund, JNL/Vanguard International Stock Market Index Fund and JNL/Vanguard U.S. Stock Market Index Fund are treated as partnerships for federal income tax purposes. These Funds are generally not subject to federal income tax, and therefore, there is no provision for federal income taxes. Each Fund is a separate entity for federal income tax purposes.

JNL/American Funds Balanced Fund, JNL/American Funds Global Bond Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds International Fund, JNL/American Funds New World Fund, JNL/DFA Growth Allocation Fund and JNL/DFA Moderate Growth Allocation Fund are each treated as a separate tax payer for federal income tax purposes. Each of these Funds intends to qualify as a RIC and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to RICs. Therefore, no federal income tax provision is required. The Funds may also fully or partially satisfy their distribution requirements by using consent dividends rather than cash dividends. Consent dividends are authorized by Jackson, and the distributions are treated as if they were paid in cash for tax purposes only. Under current tax law, interest, dividends and capital gains paid by these Funds are not currently taxable to shareholders when left to accumulate within a variable annuity contract or variable life insurance policies.

The following information for Funds treated as RICs is presented on an income tax basis (in thousands). Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions. Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. Permanent differences may include but are not limited to the following: consent dividends, distribution adjustments, foreign currency reclassifications and reclassifications on the sale of real estate investment trust and passive foreign investment company securities. These reclassifications have no impact on net assets.

At December 31, 2017, the Funds' last fiscal year end, the following Funds treated as RICs had capital loss carryforwards (in thousands) available for U.S. federal income tax purposes to offset future net realized capital gains. Details of the capital loss carryforwards are listed in the table below. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates.

58

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

	Expiring Capital Loss Carryforwards		Capital Loss Carryforwards with No Expiration
	Year(s) of Expiration	Amount ($)	Short Term ($)	Long Term ($)	Total ($)
JNL/American Funds Global Bond Fund	—	—	—	1,364	1,364

As of June 30, 2018, the cost of investments and the components of net unrealized appreciation (depreciation) (in thousands) for Funds treated as RICs for federal income tax purposes were as follows:

	Tax Cost of Investments($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
JNL/American Funds Balanced Fund	986,752	1,423	(13,534)	(12,111)
JNL/American Funds Global Bond Fund	580,592	2,157	(29,003)	(26,846)
JNL/American Funds Global Small Capitalization Fund	694,981	68,340	(23,911)	44,429
JNL/American Funds International Fund	1,954,890	150,071	(30,680)	119,391
JNL/American Funds New World Fund	1,316,223	81,026	(21,112)	59,914
JNL/DFA Growth Allocation Fund	130,194	2,594	(2,621)	(27)
JNL/DFA Moderate Growth Allocation Fund	111,501	1,620	(2,229)	(609)

The tax character of distributions paid (in thousands) during the Funds’ fiscal year ended December 31, 2017 was as follows:

	Net Ordinary Income*($)	Long-term Capital Gain($)
JNL/American Funds Balanced Fund	9,782	6,395
JNL/American Funds Global Bond Fund	1,643	—
JNL/American Funds Global Small Capitalization Fund	1,107	89,562
JNL/American Funds International Fund	11,169	86,516
JNL/American Funds New World Fund	3,707	—
JNL/DFA Growth Allocation Fund	1,135	1,204
JNL/DFA Moderate Growth Allocation Fund	783	674

* Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

FASB ASC Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would result in the Funds recording a tax expense in the current year. FASB ASC Topic 740 requires that management evaluate the tax positions taken in returns for 2014, 2015, 2016 and 2017 which remain subject to examination by the Internal Revenue Service and certain other jurisdictions. Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements during the period ended June 30, 2018.

NOTE 7. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements are issued and the following events occurred:

Advisory Fees. Effective August 13, 2018, the Advisory Fees changed to the following ranges based on net assets indicated for the following Fund.

	Advisory Fee (m-millions)
	$0 to $100m (%)	$100m to $500m (%)	Over $500m (%)
JNL/MMRS Moderate Fund	0.55	0.55	0.55 – 0.48

Mergers. The following mergers were effective after close of business on August 10, 2018 for the Funds indicated. The mergers were subject to approval by the acquired Fund’s shareholders.

Acquired Fund	Acquiring Fund
JNL/MMRS Conservative Fund	JNL/MMRS Moderate Fund
JNL/MMRS Growth Fund	JNL/MMRS Moderate Fund

Sub-Adviser and Fund Name Change. Effective August 13, 2018, the Sub-Adviser for JNL/MMRS Moderate Fund changed from Milliman Financial Risk Management LLC to T. Rowe Price Associates, Inc. At that time, the name of the Fund changed to JNL/T. Rowe Price Managed Volatility Balanced Fund. The change in Sub-Adviser was subject to approval by the Fund’s shareholders.

No other events were noted that required adjustments to the financial statements or disclosure in the notes to financial statements.

59

JNL Series Trust Master Feeder Funds and Funds of Funds

Additional Disclosures (Unaudited)

June 30, 2018

Disclosure of Fund Expenses. Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, Rule 12b-1 fees and other operating expenses. Operating expenses such as these are deducted from each Fund’s gross income and directly reduce the final investment return. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio. The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The examples do not reflect the expenses of the variable insurance contracts or the separate account. Total expenses would be higher if these expenses were included.

Expenses Using Actual Fund Return. This section provides information about the actual account values and actual expenses incurred by the Fund. Use the information in this section, together with the amount invested, to estimate the expenses paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return. This section provides information that can be used to compare each Fund’s costs with those of other mutual funds. It assumes that the Fund’s expense ratio for the period is unchanged and assumes an annual 5% return before expenses, which is not the Fund’s actual return. This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%) ‡^	Beginning Account Value 01/01/18($)	Ending Account Value 06/30/18($)	Expenses Paid During Period($)†	Beginning Account Value 01/01/18($)	Ending Account Value 06/30/18($)	Expenses Paid During Period($)†
JNL/American Funds Balanced Fund
Class A	0.59	1,000.00	1,008.70	2.94	1,000.00	1,021.87	2.96
Class I	0.29	1,000.00	1,010.10	1.45	1,000.00	1,023.36	1.45
JNL/American Funds Blue Chip Income and Growth Fund
Class A	0.59	1,000.00	1,001.80	2.93	1,000.00	1,021.87	2.96
Class I	0.29	1,000.00	1,003.60	1.44	1,000.00	1,023.36	1.45
JNL/American Funds Global Bond Fund
Class A	0.53	1,000.00	982.30	2.60	1,000.00	1,022.17	2.66
Class I	0.23	1,000.00	983.40	1.13	1,000.00	1,023.65	1.15
JNL/American Funds Global Small Capitalization Fund
Class A	0.56	1,000.00	1,042.60	2.84	1,000.00	1,022.02	2.81
Class I	0.26	1,000.00	1,044.90	1.32	1,000.00	1,023.51	1.30
JNL/American Funds Growth-Income Fund
Class A	0.65	1,000.00	1,062.50	3.32	1,000.00	1,021.57	3.26
Class I	0.35	1,000.00	1,064.10	1.79	1,000.00	1,023.06	1.76
JNL/American Funds International Fund
Class A	0.63	1,000.00	996.60	3.12	1,000.00	1,021.67	3.16
Class I	0.33	1,000.00	998.00	1.63	1,000.00	1,023.16	1.66
JNL/American Funds New World Fund
Class A	0.64	1,000.00	957.40	3.11	1,000.00	1,021.62	3.21
Class I	0.34	1,000.00	959.30	1.65	1,000.00	1,023.11	1.71
JNL/Vanguard Capital Growth Fund
Class A	0.58	1,000.00	1,043.50	2.94	1,000.00	1,021.92	2.91
Class I	0.28	1,000.00	1,044.40	1.42	1,000.00	1,023.41	1.40
JNL/Vanguard Equity Income Fund
Class A	0.58	1,000.00	984.10	2.85	1,000.00	1,021.92	2.91
Class I	0.28	1,000.00	985.00	1.38	1,000.00	1,023.41	1.40
JNL/Vanguard International Fund
Class A	0.58	1,000.00	1,035.80	2.93	1,000.00	1,021.92	2.91
Class I	0.28	1,000.00	1,037.70	1.41	1,000.00	1,023.41	1.40
JNL/Vanguard Small Company Growth Fund
Class A	0.58	1,000.00	1,091.20	3.01	1,000.00	1,021.92	2.91
Class I	0.28	1,000.00	1,093.00	1.45	1,000.00	1,023.41	1.40
JNL Institutional Alt 25 Fund
Class A	0.46	1,000.00	993.00	2.27	1,000.00	1,022.51	2.31
Class I	0.16	1,000.00	994.70	0.79	1,000.00	1,024.00	0.80
JNL Institutional Alt 50 Fund
Class A	0.46	1,000.00	990.10	2.27	1,000.00	1,022.51	2.31
Class I	0.16	1,000.00	990.70	0.79	1,000.00	1,024.00	0.80
JNL/American Funds Moderate Growth Allocation Fund
Class A	0.64	1,000.00	1,012.10	3.19	1,000.00	1,021.62	3.21
Class I	0.34	1,000.00	1,013.40	1.70	1,000.00	1,023.11	1.71
JNL/American Funds Growth Allocation Fund
Class A	0.64	1,000.00	1,022.00	3.21	1,000.00	1,021.62	3.21
Class I	0.34	1,000.00	1,023.20	1.71	1,000.00	1,023.11	1.71

60

JNL Series Trust Master Feeder Funds and Funds of Funds

Additional Disclosures (Unaudited)

June 30, 2018

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%) ‡^	Beginning Account Value 01/01/18($)	Ending Account Value 06/30/18($)	Expenses Paid During Period($)†	Beginning Account Value 01/01/18($)	Ending Account Value 06/30/18($)	Expenses Paid During Period($)†
JNL/DFA Growth Allocation Fund
Class A	0.61	1,000.00	987.10	3.01	1,000.00	1,021.77	3.06
Class I	0.26	1,000.00	988.10	1.28	1,000.00	1,023.51	1.30
JNL/DFA Moderate Growth Allocation Fund
Class A	0.60	1,000.00	989.70	2.96	1,000.00	1,021.82	3.01
Class I	0.25	1,000.00	991.60	1.23	1,000.00	1,023.55	1.25
JNL Moderate Growth Allocation Fund
Class A	0.44	1,000.00	992.00	2.17	1,000.00	1,022.61	2.21
Class I	0.14	1,000.00	994.20	0.69	1,000.00	1,024.10	0.70
JNL Growth Allocation Fund
Class A	0.45	1,000.00	992.60	2.22	1,000.00	1,022.56	2.26
Class I	0.15	1,000.00	993.40	0.74	1,000.00	1,024.05	0.75
JNL Aggressive Growth Allocation Fund
Class A	0.45	1,000.00	993.10	2.22	1,000.00	1,022.56	2.26
Class I	0.15	1,000.00	993.80	0.74	1,000.00	1,024.05	0.75
JNL/Franklin Templeton Founding Strategy Fund
Class A	0.36	1,000.00	989.30	1.78	1,000.00	1,023.01	1.81
Class I	0.06	1,000.00	990.70	0.30	1,000.00	1,024.50	0.30
JNL/Mellon Capital 10 x 10 Fund
Class A	0.36	1,000.00	1,015.20	1.80	1,000.00	1,023.01	1.81
Class I	0.00	1,000.00	1,017.30	0.00	1,000.00	1,024.79	0.00
JNL/Mellon Capital Index 5 Fund
Class A	0.36	1,000.00	1,019.20	1.80	1,000.00	1,023.01	1.81
Class I	0.00	1,000.00	1,021.20	0.00	1,000.00	1,024.79	0.00
JNL/MMRS Conservative Fund
Class A	0.66	1,000.00	999.20	3.27	1,000.00	1,021.52	3.31
Class I	0.09	1,000.00	1,001.70	0.45	1,000.00	1,024.35	0.45
JNL/MMRS Growth Fund
Class A	0.66	1,000.00	1,000.80	3.27	1,000.00	1,021.52	3.31
Class I	0.66	1,000.00	1,000.00	3.27	1,000.00	1,021.52	3.31
JNL/MMRS Moderate Fund
Class A	0.66	1,000.00	1,001.70	3.28	1,000.00	1,021.52	3.31
Class I	0.51	1,000.00	1,002.50	2.53	1,000.00	1,022.27	2.56
JNL/S&P 4 Fund
Class A	0.35	1,000.00	1,028.90	1.76	1,000.00	1,023.06	1.76
Class I	0.05	1,000.00	1,030.90	0.25	1,000.00	1,024.55	0.25
JNL/S&P Managed Conservative Fund
Class A	0.45	1,000.00	997.00	2.23	1,000.00	1,022.56	2.26
Class I	0.15	1,000.00	994.80	0.74	1,000.00	1,024.05	0.75
JNL/S&P Managed Moderate Fund
Class A	0.44	1,000.00	1,003.90	2.19	1,000.00	1,022.61	2.21
Class I	0.14	1,000.00	1,005.80	0.70	1,000.00	1,024.10	0.70
JNL/S&P Managed Moderate Growth Fund
Class A	0.43	1,000.00	1,013.70	2.15	1,000.00	1,022.66	2.16
Class I	0.13	1,000.00	1,014.80	0.65	1,000.00	1,024.15	0.65
JNL/S&P Managed Growth Fund
Class A	0.43	1,000.00	1,024.90	2.16	1,000.00	1,022.66	2.16
Class I	0.13	1,000.00	1,026.50	0.65	1,000.00	1,024.15	0.65
JNL/S&P Managed Aggressive Growth Fund
Class A	0.45	1,000.00	1,027.50	2.26	1,000.00	1,022.56	2.26
Class I	0.15	1,000.00	1,028.80	0.75	1,000.00	1,024.05	0.75
JNL/Vanguard Global Bond Market Index Fund
Class A	0.55	1,000.00	995.00	2.72	1,000.00	1,022.07	2.76
Class I	0.25	1,000.00	997.00	1.24	1,000.00	1,023.55	1.25
JNL/Vanguard International Stock Market Index Fund
Class A	0.58	1,000.00	959.80	2.82	1,000.00	1,021.92	2.91
Class I	0.28	1,000.00	961.70	1.36	1,000.00	1,023.41	1.40
JNL/Vanguard U.S. Stock Market Index Fund
Class A	0.54	1,000.00	1,028.90	2.72	1,000.00	1,022.12	2.71
Class I	0.24	1,000.00	1,031.70	1.21	1,000.00	1,023.60	1.20

^ The annualized expense ratios for the Funds of Funds do not include expenses of the Funds of Funds’ Underlying Funds. The annualized expense ratios for the Master Funds include the expenses of both the Master and Feeder Fund.

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JNL Series Trust Master Feeder Funds and Funds of Funds

Additional Disclosures (Unaudited)

June 30, 2018

‡ The expenses for the Funds' Class I shares were $0.00 for certain days during the period and this was a result of the net assets for the Fund being below a level to generate an expense allocation greater than $0.005 for that day. Additionally, the expenses for the Funds' Class I shares were $0.01 for certain days during the period and this was a result of the net assets for the Fund being at a level to generate an expense allocation between $0.005 and $0.01 for that day and rounded to $0.01. As a result, the ratios of net and total expenses to average net assets during the period for Class I shares can be less than or more than the anticipated ratios of net and total expenses to average net assets depending on the net assets that Class I shares acquired during the period.

† Expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, then multiplied by 181/365 (to reflect the most recent 6-month period).

Quarterly Portfolio Holdings. The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. It is also available upon request from the registrant by calling the Funds toll-free at 1-866-255-1935.

Proxy Voting Policies and Procedures and Proxy Voting Record. A description of the Policy that the Funds’ Adviser used to vote proxies relating to portfolio securities and additional information on how the Funds voted any proxies relating to portfolio securities during the 12-month period ended June 30, 2018, are available (1) without charge, upon request by calling 1-800-644-4565 (Jackson Service Center) or 1-800-599-5651 (Jackson NY Service Center), (2) by writing the JNL Series Trust, P.O. Box 30314, Lansing, Michigan 48909-7814, (3) by visiting www.jackson.com, and (4) by visiting the SEC’s website at www.sec.gov.

62

JNL Series Trust

(the “Trust”)

APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS

(Master-Feeder Funds and Funds-of-Funds)

The Board of Trustees of the Trust (“Board”) oversees the management of the Trust and its separate Funds and, as required by law, determines whether to approve the Trust’s advisory agreement (“Advisory Agreement”) with Jackson National Asset Management, LLC (“JNAM”) and each Fund’s Sub-Adviser(s) (“Sub-Advisory Agreement” or “Sub-Advisory Agreements,” as applicable, and, collectively with the Advisory Agreement, the “Agreements”).

At a meeting on February 28-March 2, 2018, the Board, including all of the independent trustees, who are not interested persons of the Funds (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), considered information relating to the addition of the JNL/American Funds Capital Income Builder Fund (the “New Fund”) to the Advisory Agreement.

 The Board, including the Independent Trustees, also considered information relating to the appointment of T. Rowe Price Associates, Inc. (“TRP” or the “Sub-Adviser”) to replace Milliman Financial Risk Management LLC as sub-adviser to the JNL/MMRS Moderate Fund (an existing series of the Trust to be renamed the JNL/T. Rowe Price Managed Volatility Balanced Fund) (the “MMRS Fund”) and a corresponding amendment to the Trust’s existing Sub-Advisory Agreement with TRP.

In advance of the meeting, independent legal counsel for the Independent Trustees requested that certain information be provided to the Board relating to the Agreements.  The Board received, and had the opportunity to review, this and other materials, ask questions and request further information in connection with its consideration of the Agreements.  With respect to its approval of an amendment to the Sub-Advisory Agreement with TRP, the Board noted that the Sub-Advisory Agreement was with a Sub-Adviser that already provides services to an existing Fund in the Trust. Thus, with respect to the Sub-Adviser, the Board also considered relevant information provided at previous Board meetings. At the conclusion of the Board’s discussions, the Board approved the Agreements.

In reviewing the Agreements and considering the information, the Board was advised by independent legal counsel.  The Board considered the factors it deemed relevant, as applicable, including: (1) the nature, quality and extent of the services to be provided; (2) the investment performance of each Fund; (3) cost of services of each Fund; (4) profitability data; (5) whether economies of scale may be realized and shared, in some measure, with investors as each Fund grows; and (6) other benefits that may accrue to JNAM or the Sub-Adviser through its relationship with the Trust.  In its deliberations, the Board, in exercising its business judgment did not identify any single factor that alone was responsible for the Board’s decision to approve the Agreements.

Before approving the Agreements, the Independent Trustees met in executive session with their independent legal counsel to consider the materials provided by JNAM and the Sub-Adviser and to consider the terms of the Agreements.  Based on its evaluation of those materials, the Board, including the interested and Independent Trustees, concluded that the Agreements are in the best interests of the shareholders of each applicable Fund.  In reaching its conclusions, the Board considered numerous factors, including the following:

Nature, Quality and Extent of Services

The Board examined the nature, quality and extent of the services to be provided by JNAM and by the proposed Sub-Adviser.

For each Fund, the Board considered the services to be provided by JNAM, including but not limited to the oversight of the Sub-Adviser pursuant to the Trust’s “Manager of Managers” exemption, as well as the provision of recordkeeping and compliance services to the Fund.  The Board also took into account that JNAM would monitor the performance of the various organizations that would provide services to the Funds, including the Funds’ distributor and custodian.  With respect to JNAM’s oversight of the Sub-Adviser, the Board noted that JNAM would be responsible for screening and recommending a new sub-adviser when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the Fund’s existing Sub-Adviser.

The Board also considered the investment sub-advisory services to be provided by the Sub-Adviser.  The Board noted JNAM’s evaluation of the Sub-Adviser, as well as JNAM’s recommendations, based on its review of the Sub-Adviser, in connection with its approval of the Sub-Advisory Agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of JNAM’s senior management that would be responsible for oversight of the Funds and the Sub-Adviser, and also reviewed the qualifications, backgrounds and responsibilities of the Adviser’s or Sub-Adviser’s portfolio managers, as applicable, who would be responsible for the day-to-day management of each Fund.  The Board reviewed information pertaining to JNAM’s and the Sub-Adviser’s organizational structure, senior management, financial stability, investment operations, and other relevant information pertaining to both JNAM and the Sub-Adviser. The Board considered compliance reports about JNAM and the Sub-Adviser from the Trust’s Chief Compliance Officer.

63

Based on the foregoing, the Board concluded for each Fund, as applicable, that (i) each Fund is likely to benefit from the nature, extent and quality of the services to be provided by JNAM under the Advisory Agreement and (ii) the MMRS Fund is likely to benefit from the nature, extent and quality of the services to be provided by the Sub-Adviser under the Sub-Advisory Agreement.

Investment Performance of the Fund

New Fund:

JNL/American Funds Capital Income Builder Fund. The Board took into account that the Fund had not commenced operations and that there was no Fund performance data to review. The Board considered that the Fund will be structured as a “feeder fund” that will invest virtually all of its assets in a “master fund” offered by the American Funds Insurance Series (the “Master Fund”). The Board considered the performance of the Fund’s Master Fund as compared to the Master Fund’s benchmark and peer group returns. The Board considered that the Master Fund outperformed its benchmark for the five- and ten-year periods ended December 31, 2017 and its peer group for the three- and five-year periods.  The Board also noted that the Master Fund outperformed its benchmark and peer group in the 2013, 2014 and 2016 calendar years. The Board concluded that it would be in the best interests of the Fund and its shareholders to approve the Agreement.

Sub-Adviser Change for Existing Fund:

JNL/MMRS Moderate Fund (to be renamed the JNL/T. Rowe Price Managed Volatility Balanced Fund). The Board reviewed the performance of the Fund’s proposed Sub-Adviser’s investment mandate with a similar investment strategy, compared to the Fund and the Fund’s benchmark and peer group. The Board also concluded that it would be in the best interests of the Fund and its shareholders to approve the Agreements.

Costs of Services

  The Board reviewed the fees to be paid to JNAM and, for the MMRS Fund, the Sub-Adviser.  For each Fund, the Board reviewed fee and expense information as compared to that of comparable funds managed by other advisers, as well as, for the MMRS Fund, fees charged by the Sub-Adviser to similar clients.  The Board also noted that JNAM does not manage any institutional accounts with which the Funds’ fees could be compared.  Using information provided by an independent data service, the Board evaluated the New Fund’s net advisory fees compared to the average advisory fees for other funds similar in size, character and investment strategy (the “peer group”).  While the Board also considered MMRS Fund’s sub-advisory fee and compared that to the average sub-advisory fee of the peer group, the Board noted that the Fund’s sub-advisory fee would be paid by JNAM (not the Fund) and, therefore, would be neither a direct shareholder expense nor a direct influence on a Fund’s total expense ratio.

Further detail considered by the Board regarding the advisory and sub-advisory fees of each Fund is set forth below:

New Fund:

JNL/American Funds Capital Income Builder Fund. The Board considered that the Fund’s advisory fee is lower than the peer group average, though the total expense ratio (including Master Fund expenses) is higher than the peer group average. The Board noted that JNAM is proposing a contractual fee waiver for this Fund, which will decrease the Fund’s total expense ratio. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the above.

Sub-Adviser Change for Existing Fund:

JNL/MMRS Moderate Fund (to be renamed the JNL/T. Rowe Price Managed Volatility Balanced Fund). The Board noted that the replacement of the MMRS Fund’s sub-adviser is being proposed in conjunction with various investment strategy and fee changes to this Fund, including a change from a fund-of-funds structure to an actively-managed fund structure. In this regard, the Board considered that the proposed sub-advisory fee is higher than the current sub-advisory fee and the peer group average. It further noted that the proposed advisory fee is higher than the current advisory fee and that the proposed total expense ratio is lower than the current total expense ratio. It also noted that the proposed advisory fee and total expense ratio are both lower than the respective peer group averages. The Board also considered that, in connection with the changes to the MMRS Fund, JNAM expects the Fund’s total expense ratio to decrease by approximately 15 basis points. The Board concluded that the advisory and sub-advisory fees are in the best interests of the MMRS Fund and its shareholders in light of the services to be provided.

 Economies of Scale

The Board considered whether each Fund’s proposed fees reflect the potential for economies of scale for the benefit of Fund shareholders.  Based on information provided by JNAM and the Sub-Adviser, the Board noted that the advisory and/or sub-advisory fee arrangement for each Fund contains breakpoints that decrease the fee rate as assets increase.

The Board considered that the Sub-Adviser has agreed to breakpoints in the sub-advisory fee rate. The Board noted that the sub-advisory fee for the MMRS Fund is paid by JNAM (not the Fund). It further noted, with respect to TRP, that the existing sub-advisory fee relationship discount agreement between JNAM and TRP would decrease the fee rates as the MMRS Fund’s assets increase in the future.

64

The Board concluded that the fees in some measure share economies of scale with shareholders.

Other Benefits to JNAM and the Sub-Advisers

In evaluating the benefits that may accrue to JNAM through its relationship with the Funds, the Board noted that JNAM and certain of its affiliates would serve the Funds in various capacities, including as adviser, administrator, transfer agent, and distributor, and receive compensation from the Funds in connection with providing services to the Funds.  The Board noted that each service to be provided to the Funds by JNAM or one of its affiliates would be pursuant to a written agreement, which the Board would evaluate periodically as required by law.  The Board also noted that the Sub-Adviser may pay for portions of meetings organized by the Fund’s distributor to educate wholesalers about the Funds that the Sub-Adviser manages.  In addition, certain affiliates of the Sub-Adviser may participate in the sale of funds or insurance contracts and are compensated by the Fund’s distributor for their activities, in addition to payments for marketing and conferences.  Lastly, certain affiliates of JNAM may receive benefits under the federal income tax laws with respect to tax deductions and credits.

In evaluating the benefits that may accrue to the Sub-Adviser through its relationship with the Fund, the Board noted that the Sub-Adviser may receive indirect benefits in the form of soft dollar arrangements for portfolio securities trades placed with the Fund’s assets and may also develop additional investment advisory business with JNAM, the Fund or other clients of the Sub-Adviser as a result of its relationship with the Fund.

65

Supplement Dated June 20, 2018

To The Prospectus Dated April 30, 2018

JNL Series Trust (The “Trust”)

Please note that the changes may apply to your variable annuity and/or variable life product(s).

Proposed Reorganization of JNL/Invesco Mid Cap Value Fund

On February 28 – March 2, 2018, the Board of Trustees (the “Board”) of the Trust approved the proposed reorganization of the JNL/Invesco Mid Cap Value Fund (the “Invesco Fund” or the “Acquired Fund”) into the JNL/MFS Mid Cap Value Fund (the “MFS Fund”), each a series of the Trust (the “Reorganization”).

The Reorganization is subject to approval by the shareholders of the Invesco Fund at a shareholders’ meeting expected to be held on July 12, 2018. If approved, it is expected that the Reorganization will take place on or about the close of business on August 10, 2018 (the “Closing Date”). No assurance can be given that the Reorganization will be approved.

Under the terms of the proposed Plan of Reorganization, the Invesco Fund’s assets and liabilities would be transferred to the MFS Fund in return for shares of the MFS Fund having an aggregate net asset value equal to the Invesco Fund’s net assets as of the valuation date. These MFS Fund shares would be distributed pro rata to shareholders of the Invesco Fund in exchange for their fund shares. Invesco Fund shareholders on the Closing Date would thus become shareholders of the MFS Fund and receive shares of MFS Fund with a total net asset value equal to that of their shares of the Invesco Fund at the time of Reorganization. Shareholders will not pay any sales charges in connection with the Reorganization.

The federal income tax treatment of the Reorganization depends upon several factors, including the extent to which the Invesco Fund disposes of assets prior to the completion of the Reorganization and whether the Reorganization qualifies as a tax-free reorganization under Section 368(a)(1) of the Code. It is expected that the Reorganization will qualify as a tax-free reorganization, in which event no gain or loss will be recognized by the Invesco Fund or its shareholders. The Invesco Fund may dispose of a portion or all of its portfolio securities in connection with and prior to the Reorganization. The Invesco Fund will recognize gains or losses upon such dispositions; any such gains will be distributed to Invesco Fund shareholders.

The Invesco Fund and the MFS Fund have similar investment objectives and employ similar investment strategies in seeking to achieve those objectives. The Funds also have some overlap in their risk profiles. A full description of the MFS Fund and the terms of the Reorganization will be contained in a combined proxy statement/prospectus, which is expected to be mailed to shareholders of the Invesco Fund on or about June 19, 2018.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the MFS Fund, nor is it a solicitation of any proxy. For more information regarding the MFS Fund or to receive a free copy of the combined proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission (“SEC”) and become effective) that contains important information about fees, expenses, and risk considerations, please contact us at contact us at prospectusrequest@jackson.com. The combined proxy statement/prospectus will also be available for free on the SEC’s web site (www.sec.gov). Please read the combined proxy statement/prospectus carefully before making any investment decisions.

Proposed Reorganization of JNL/MMRS Conservative Fund

On February 28 – March 2, 2018, the Board of Trustees (the “Board”) of the Trust approved the proposed reorganization of the JNL/MMRS Conservative Fund (the “MMRS Conservative Fund”) into the JNL/MMRS Moderate Fund (the “MMRS Moderate Fund”), each a series of the Trust (the “Reorganization”).

The Reorganization is subject to approval by the shareholders of the MMRS Conservative Fund at a shareholders’ meeting expected to be held on July 12, 2018. If approved, it is expected that the Reorganization will take place on or about the close of business on August 10, 2018 (the “Closing Date”). No assurance can be given that the Reorganization will be approved.

Under the terms of the proposed Plan of Reorganization, the MMRS Conservative Fund’s assets and liabilities would be transferred to the MMRS Moderate Fund in return for shares of the MMRS Moderate Fund having an aggregate net asset value equal to the MMRS Conservative Fund’s net assets as of the valuation date. These MMRS Moderate Fund shares would be distributed pro rata to shareholders of the MMRS Conservative Fund in exchange for their fund shares. MMRS Conservative Fund shareholders on the Closing Date would thus become shareholders of the MMRS Moderate Fund and receive shares of MMRS Moderate Fund with a total net asset value equal to that of their shares of the MMRS Conservative Fund at the time of Reorganization. Shareholders will not pay any sales charges in connection with the Reorganization.

The MMRS Conservative Fund will sell all of its portfolio securities prior to and in connection with the Reorganization. The sale of the portfolio securities will result in the recognition of gain or loss by the MMRS Conservative Fund, which will be allocated to the MMRS Conservative Fund’s shareholders. In the Reorganization, the MMRS Conservative Fund will transfer cash to the MMRS Moderate Fund in exchange for shares of the MMRS Moderate Fund. Such exchange is not expected to result in any material adverse federal income tax consequences to shareholders of the MMRS Conservative Fund.

The MMRS Conservative Fund and the MMRS Moderate Fund have the same investment objectives and employ similar investment strategies in seeking to achieve those objectives. The Funds also have identical risk profiles. A full description of the MMRS Moderate Fund and the terms of the Reorganization will be contained in a combined proxy statement/prospectus, which is expected to be mailed to shareholders of the MMRS Conservative Fund on or about June 19, 2018.

At its meeting on February 28 – March 2, 2018, the Board also approved the proposed reorganization of the JNL/MMRS Growth Fund into the MMRS Moderate Fund. The consummation of any one reorganization is not contingent on the consummation of any other reorganization.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the MMRS Moderate Fund, nor is it a solicitation of any proxy. For more information regarding the MMRS Moderate Fund or to receive a free copy of the combined proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission (“SEC”) and become effective) that contains important information about fees, expenses, and risk considerations, please contact us at prospectusrequest@jackson.com. The combined proxy statement/prospectus will also be available for free on the SEC’s web site (www.sec.gov). Please read the combined proxy statement/prospectus carefully before making any investment decisions.

Proposed Reorganization of JNL/MMRS Growth Fund

On February 28 – March 2, 2018, the Board of Trustees (the “Board”) of the Trust approved the proposed reorganization of the JNL/MMRS Growth Fund (the “MMRS Growth Fund”) into the JNL/MMRS Moderate Fund (the “MMRS Moderate Fund), each a series of the Trust (the “Reorganization”).

The Reorganization is subject to approval by the shareholders of the MMRS Growth Fund at a shareholders’ meeting expected to be held on July 12, 2018. If approved, it is expected that the Reorganization will take place on or about the close of business on August 10, 2018 (the “Closing Date”). No assurance can be given that the Reorganization will be approved.

Under the terms of the proposed Plan of Reorganization, the MMRS Growth Fund’s assets and liabilities would be transferred to the MMRS Moderate Fund in return for shares of the MMRS Moderate Fund having an aggregate net asset value equal to the MMRS Growth Fund’s net assets as of the valuation date. These MMRS Moderate Fund shares would be distributed pro rata to shareholders of the MMRS Growth Fund in exchange for their fund shares. MMRS Growth Fund shareholders on the Closing Date would thus become shareholders of the MMRS Moderate Fund and receive shares of MMRS Moderate Fund with a total net asset value equal to that of their shares of the MMRS Growth Fund on the Closing Date. Shareholders will not pay any sales charges in connection with the Reorganization.

The MMRS Growth Fund will sell all of its portfolio securities prior to and in connection with the Reorganization. The sale of the portfolio securities will result in the recognition of gain or loss by the MMRS Growth Fund, which will be allocated to the MMRS Growth Fund’s shareholders. In the Reorganization, the MMRS Growth Fund will transfer cash to the MMRS Moderate Fund in exchange for shares of the MMRS Moderate Fund. Such exchange is not expected to result in any material adverse federal income tax consequences to shareholders of the MMRS Growth Fund.

The MMRS Growth Fund and the MMRS Moderate Fund have the same investment objectives and employ similar investment strategies in seeking to achieve those objectives. The Funds also have identical risk profiles. A full description of the MMRS Moderate Fund and the terms of the Reorganization will be contained in a combined proxy statement/prospectus, which is expected to be mailed to shareholders of the MMRS Growth Fund on or about June 19, 2018.

At its meeting on February 28 – March 2, 2018, the Board also approved the proposed reorganization of the JNL/MMRS Conservative Fund into the MMRS Moderate Fund. The consummation of any one reorganization is not contingent on the consummation of any other reorganization.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the MMRS Moderate Fund, nor is it a solicitation of any proxy. For more information regarding the MMRS Moderate Fund or to receive a free copy of the combined proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission (“SEC”) and become effective) that contains important information about fees, expenses, and risk considerations, please contact us at prospectusrequest@jackson.com. The combined proxy statement/prospectus will also be available for free on the SEC’s web site (www.sec.gov). Please read the combined proxy statement/prospectus carefully before making any investment decisions.

Sub-Adviser, Investment Strategy, Investment Objective, Secondary Benchmark, Name, and Fundamental Policy Change for the JNL/MMRS Moderate Fund

On February 28 – March 2, 2018, the Board of Trustees (the “Board”) of the Trust approved a change in sub-adviser for the JNL/MMRS Moderate Fund (the “Fund”), as well as corresponding changes to the Fund’s investment objective, investment strategy, secondary benchmark, name, and a change to the Fund’s fundamental policy regarding diversification (the “Strategy/Policy Changes”). In connection with the Strategy/Policy Changes, the Board approved amendments to the following agreements revising the Fund’s advisory fee, sub-advisory fee, and administrative fee structures(collectively, the

“Fee Change Amendments”): 1) Amended and Restated Investment Advisory and Management Agreement between the Trust and Jackson National Asset Management, LLC (“JNAM”) ; 2) Amended and Restated Investment Sub-Advisory Agreement between JNAM and T. Rowe Price Associates, Inc. (“T. Rowe”), appointing T. Rowe as a sub-adviser for the Fund and; and 3) Amended and Restated Administration Agreement between the Trust and JNAM. Shareholders will be sent a proxy statement containing additional information on the Strategy/Policy Changes and Fee Change Amendments.

The Strategy/Policy Changes that are being proposed will convert the Fund from a fund-of-funds that is designed to invest in a group of underlying funds that are advised by JNAM to an actively managed Fund. As a result of the structural change from a fund-of-funds to an actively managed Fund, the Fund’s advisory, sub-advisory, and administrative fees will change. JNAM will continue to serve as its investment adviser and administrator, but T. Rowe will serve as the Fund’s new sub-adviser and provide the day-to-day management for the Fund. The name of the Fund will change to the JNL/T. Rowe Price Managed Volatility Balanced Fund.

A full description of the Strategy/Policy Changes and Fee Change Amendments will be contained in a proxy statement, which is expected to be mailed to shareholders of the Fund on or about June 19, 2018. Shareholders will be asked to consider and vote on the Strategy/Policy Changes and Fee Change Amendments at a special meeting of shareholders expected to be held on July 12, 2018. If approved by shareholders, the Strategy/Policy Changes and Fee Change Amendments will become effective on or around August 13, 2018. No assurance can be given that the Strategy/Policy Changes and Fee Change Amendments will be approved.

Sub-Adviser and Name Change for the JNL/Brookfield Global Infrastructure & MLP Fund

On February 28 – March 2, 2018, the Board of Trustees (the “Board”) of the Trust approved a change in sub-adviser for the JNL/Brookfield Global Infrastructure & MLP Fund (the “Fund”) and a change in the Fund’s name. Shareholders will be sent an Information Statement containing additional information regarding the change of sub-adviser for the Fund. Effective August 13, 2018, the Fund will be sub-advised by Colonial First State Asset Management (Australia) Limited and the name of the Fund will change to the JNL/First State Global Infrastructure Fund. The changes in sub-adviser and Fund name are not subject to shareholder approval.

Sub-Adviser Addition for the JNL Multi-Manager Alternative Fund

On February 28 – March 2, 2018, the Board of Trustees (the “Board”) of the Trust approved the appointment of DoubleLine Capital LP (“DoubleLine”) as a sub-adviser for a new strategy, or sleeve, within the JNL Multi-Manager Alternative Fund (the “Fund”). Effective August 13, 2018, DoubleLine will begin providing the day-to-day management for a new strategy within the Fund (the “DoubleLine Strategy”). There are no changes to the other sub-advisers who manage additional strategies within the Fund as a result of the appointment of DoubleLine as a sub-adviser to the Fund. Shareholders will be sent an Information Statement containing additional information regarding the sub-adviser addition for the DoubleLine Strategy within the Fund. The sub-adviser addition is not subject to shareholder approval.

Sub-Adviser Change for the JNL Multi-Manager Small Cap Value Fund

On June 4 – June 6, 2018, the Board of Trustees (the “Board”) of the Trust approved a change of sub-adviser for one of the strategies, or sleeves, within the JNL Multi-Manager Small Cap Value Fund (the “Fund”). On August 13, 2018, WCM Investment Management (“WCM”) will replace PPM America, Inc. (“PPMA”) as the sub-adviser for one of the strategies of the Fund (the “PPMA Small Cap Value Strategy”), which will be renamed the “WCM Small Cap Value Strategy,” and WCM will begin providing the day-to-day management for the WCM Small Cap Value Strategy of the Fund. There are no changes to the sub-advisory arrangements with the other sub-advisers for the Fund as a result of the appointment of WCM as a sub-adviser to the Fund. Shareholders will be sent an Information Statement containing additional information regarding the change of sub-adviser for the PPMA Small Cap Value Strategy of the Fund. The change in sub-adviser is not subject to shareholder approval.

This Supplement is dated June 20, 2018.

(To be used with JMV9476 04/18, JMV8798 04/18, VC4224 04/18, JMV9476ML 04/18, JMV5763ML 04/18, JMV9476WF 04/18, JMV5763WF 04/18, JMV16966 04/18, JMV18691 04/18, JMV18692 04/18, JMV7698 04/18, JMV8037 04/18, JMV8037BE 04/18, JMV17955 04/18, VC5869 04/18, JMV7697 04/18, VC5890 04/18, VC5890ML 04/18, VC5995 04/18, JMV5765 04/18, JMV2731 04/18, JMV17183 04/18, JMV17183NY 04/18, JMV18691NY 04/18, JMV8037NY 04/18, JMV8037BENY 04/18, JMV17955NY 04/18, FVC4224FT 04/18, VC5526 04/18, VC3656 04/18, VC3657 04/18, VC3723 04/18, JMV7698NY 04/18, NV5869 04/18, JMV7697NY 04/18, NV5890 04/18, JMV9476NY 04/18, NV4224 04/18, JMV9476WFNY 04/18, NV4224WF 04/18, JMV16966NY 04/18, NMV2731 04/18, NV5526 04/18, NV5825GW 04/18, NV3174GW 04/18, NV3174CEGW 04/18, VC5825GW 04/18, VC5884GW 04/18, VC5885GW 04/18, and NV3784 04/18.)

CMX20803 06/18

JNL Series Trust One Corporate Way Lansing, MI 48951 PRSRT STD U.S. POSTAGE PAID JACKSON NATIONAL ASSET MANAGEMENT L.L.C. VADV6414 06/18

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JNL Series Trust Sub-Advised Funds and JNL Variable Fund LLC

June 30, 2018

President’s Letter	1

JNL Series Trust Sub-Advised Funds including: JNL/AB Dynamic Asset Allocation Fund, JNL/AQR Large Cap Relaxed Constraint Equity Fund, JNL/AQR Managed Futures Strategy Fund, JNL/BlackRock Global Allocation Fund, JNL/BlackRock Global Natural Resources Fund, JNL/BlackRock Large Cap Select Growth Fund, JNL/Boston Partners Global Long Short Equity Fund, JNL/Brookfield Global Infrastructure and MLP Fund, JNL/Causeway International Value Select Fund, JNL/ClearBridge Large Cap Growth Fund, JNL/Crescent High Income Fund, JNL/DFA U.S. Core Equity Fund, JNL/DoubleLine Core Fixed Income Fund, JNL/DoubleLine® Emerging Markets Fixed Income Fund, JNL/DoubleLine® Shiller Enhanced CAPE Fund, JNL/FPA + DoubleLine® Flexible Allocation Fund, JNL/Franklin Templeton Global Fund, JNL/Franklin Templeton Global Multisector Bond Fund, JNL/Franklin Templeton Income Fund, JNL/Franklin Templeton International Small Cap Growth Fund, JNL/Franklin Templeton Mutual Shares Fund, JNL/Goldman Sachs Core Plus Bond Fund, JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/QGQ Emerging Markets Equity Fund, JNL/Harris Oakmark Global Equity Fund, JNL/Invesco China-India Fund, JNL/Invesco Diversified Dividend Fund, JNL/Invesco Global Real Estate Fund, JNL/Invesco International Growth Fund, JNL/Invesco Mid Cap Value Fund, JNL/Invesco Small Cap Growth Fund, JNL/JPMorgan MidCap Growth Fund, JNL/JPMorgan U.S. Government & Quality Bond Fund, JNL/Lazard Emerging Markets Fund, JNL/Mellon Capital Consumer Staples Sector Fund, JNL/Mellon Capital Emerging Markets Index Fund, JNL/Mellon Capital European 30 Fund, JNL/Mellon Capital Industrials Sector Fund, JNL/Mellon Capital Materials Sector Fund, JNL/Mellon Capital Pacific Rim 30 Fund, JNL/Mellon Capital Real Estate Sector Fund, JNL/Mellon Capital S&P 500 Index Fund, JNL S&P 500 Index Fund, JNL/Mellon Capital S&P 400 MidCap Index Fund, JNL/Mellon Capital S&P 1500 Growth Index Fund, JNL/Mellon Capital S&P 1500 Value Index Fund, JNL/Mellon Capital Small Cap Index Fund, JNL/Mellon Capital International Index Fund, JNL/Mellon Capital MSCI KLD 400 Social Index Fund, JNL/Mellon Capital Bond Index Fund, JNL/Mellon Capital Utilities Sector Fund, JNL/MFS Mid Cap Value Fund, JNL Multi-Manager Alternative Fund, JNL Multi-Manager Mid Cap Fund, JNL Multi-Manager Small Cap Growth Fund, JNL Multi-Manager Small Cap Value Fund, JNL/Neuberger Berman Strategic Income Fund, JNL/Oppenheimer Emerging Markets Innovator Fund, JNL/Oppenheimer Global Growth Fund, JNL/PIMCO Income Fund, JNL/PIMCO Real Return Fund, JNL/PPM America Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund, JNL/PPM America Mid Cap Value Fund, JNL/PPM America Small Cap Value Fund, JNL/PPM America Total Return Fund, JNL/PPM America Value Equity Fund, JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P International 5 Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P Mid 3 Fund, JNL/S&P Total Yield Fund, JNL/Scout Unconstrained Bond Fund, JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Mid-Cap Growth Fund, JNL/T. Rowe Price Short-Term Bond Fund, JNL/T. Rowe Price Value Fund, JNL/Vanguard Growth Allocation Fund, JNL/Vanguard Moderate Allocation Fund, JNL/Vanguard Moderate Growth Allocation Fund, JNL/Westchester Capital Event Driven Fund, JNL/WMC Balanced Fund, JNL/WMC Government Money Market Fund, JNL/WMC Value Fund

JNL Series Trust Supplements to Prospectus

JNL Variable Fund LLC including: JNL/Mellon Capital Consumer Discretionary Sector Fund, JNL/Mellon Capital DowSM Index Fund, JNL/Mellon Capital Energy Sector Fund, JNL/Mellon Capital Financial Sector Fund, JNL/Mellon Capital Healthcare Sector Fund, JNL/Mellon Capital Information Technology Sector Fund, JNL/Mellon Capital JNL 5 Fund, JNL/Mellon Capital MSCI World Index Fund, JNL/Mellon Capital Nasdaq 100 Index Fund, JNL/Mellon Capital S&P® SMid 60 Fund, JNL/Mellon Capital Telecommunications Sector Fund

Schedules of Investments 2

Statements of Assets and Liabilities  18

Statements of Operations  20

Statements of Changes in Net Assets  22

Financial Highlights  26

Notes to Financial Statements  30

Additional Disclosures 42

JNL Series Trust Sub-Advised Funds and JNL Variable Fund LLC

June 30, 2018

President’s Letter

Dear Investor,

Enclosed is the semi-annual report for the JNL Series Trust Sub-Advised Funds and JNL Variable Fund LLC for the six months ended June 30, 2018.

The stock market’s low volatility run ended during the first half of 2018. After surging out of the gate to start the year, stocks corrected sharply beginning the last few days of January, with the S&P 500 Index dropping more than 9% from its high by February 8. The sell-off was likely sparked by a steady uptick in long-term bond yields that raised concerns of higher borrowing costs for companies and governments, exacerbated by a violent unwinding of low volatility trades that bet on the docile market environment continuing. Stocks quickly rebounded off their lows only to run into the twin buzz saw of tariff announcements from the Trump administration and privacy issues at Facebook in March, the latter feeding a chain reaction of other market-leading tech names coming under pressure as well.

U.S. stocks moved mostly higher during the second quarter as companies generally delivered solid earnings growth amid a positive economic backdrop. While economic data is still strong and has been supported by fiscal stimulus in the form of tax cuts and de-regulation, there are clouds forming on the horizon. Moderating growth in Europe and China, coupled with fears of a developing trade dispute led to heightened volatility toward the end of the quarter that exacted a toll on emerging markets.

Against this backdrop, the S&P 500 Index posted a decent gain of 2.65% during the first six-months of 2018. Small-cap stocks surged ahead in May after a relatively weak first quarter to significantly outperform both mid- and large-caps. Similar to the first half of 2017, growth stocks greatly outpaced value-oriented stocks (as measured by the MSCI series of indexes) by roughly 600 basis points (bps) among mid-caps to more than a 1000 bps for large-caps, while small-value stocks surged during the second quarter small-cap rally to narrow the gap with small-growth names to just over 500 bps. Heightened volatility contributed to a significant dispersion of returns on a sector and stock level, with the technology and consumer discretionary sectors posting double-digit gains as areas like consumer staples and telecommunication services each lost more than 8%. Consumer discretionary was the most consistent performing area, powered by e-commerce disruptors like Amazon and Netflix, though that may change in the future as Standard and Poor’s (S&P) reconfigures its sectors at the end of September with several tech and discretionary names heading to a new Communications Services sector. Financials were a consistent underperformer as many financial firms have yet to convince investors of their post-financial crisis growth potential despite being able to benefit from higher interest rates. Finally, the energy sector surged in April to rebound from a weak first quarter in a delayed reaction to a spike in oil prices to finish the first half of the year among the top-performing areas.

Foreign equity markets lost ground during the period, dragged down by a stronger U.S. dollar and moderating economic growth overseas. Emerging markets soared in January to start the year, and somewhat unusually held onto those gains through the February sell-off, only to get clobbered in June by the dollar and weakness in China. By the end, the MSCI Emerging Markets Index had dropped 6.60% in the first six months of 2018. The MSCI EAFE (Europe, Australasia & Far East) Index, representing developed market international equites, lost 2.40% as slower-than-expected growth and political fears in May surrounding Italy’s new populist government coalition sent European stocks tumbling.

Bonds struggled for much of the first half of the year as investors sensed a potential end to the 30-year bull market in fixed income as interest rates continued their rise from their near-zero levels. The Bloomberg Barclays U.S. Aggregate Bond Index returned -1.62% during the period, with interest-rate sensitive investment grade corporate credit and government bonds the biggest laggards. Treasury Inflation-Protected Securities (TIPS) and high yield bonds finished roughly flat, the former supported by rising inflation expectations and the latter from relatively more attractive yields, though high yield valuations appear stretched. Global bond results tracked the turbulence within emerging markets—a strong first quarter followed by a second quarter downturn—in finishing down 1.46% as local currency emerging market debt followed equities down sharply.

Liquid alternative investments delivered negative results as well, with the Wilshire Liquid Alternative Index returning -1.55%. The lone bright spot was the Event Driven component of the index, which gained ground amid a surge of merger and acquisition activity that benefitted merger arbitrage and other capital event strategies. The Global Macro segment was the biggest laggard, suffering from the downturn overseas and a lack of consistent trends for managed futures strategies.

Looking ahead to the remainder of 2018, the old Wall Street adage about stocks climbing a “Wall of Worry” appears to be ringing true. Despite solid economic growth, strong corporate earnings, and supportive fiscal policy, market sentiment seems to be waning. Although things are looking good for now, uncertainty surrounding escalating tariffs, and at what point they might disrupt global trade, plus tightening monetary policy in the U.S. support a measured approach. Markets are moving towards a clearer distinction between winners and losers as the wide disparity in returns among sectors and within industries is becoming more notable. While fear and volatility can be uncomfortable, they can also lead to mispriced securities which in turn can lead to chances for active managers to stand out from the passive pack by identifying true value or sustainable growth at the company level. Still, we would caution investors to prepare for a variety of scenarios by building fully diversified portfolios to help dampen the impact of potential shocks to the market while still benefitting from potential long-term appreciation.

Thank you for choosing Jackson for your investment needs.

Mark D. Nerud

President and Chief Executive Officer

JNL Series Trust

JNL Variable Fund LLC

JNL Series Trust Sub-Advised Funds (Unaudited) Schedules of Investments June 30, 2018

JNL/AB Dynamic Asset Allocation Fund

Composition as of June 30, 2018:
Investment Companies††	82.9%
Other Short Term Investments	15.3
Securities Lending Collateral	1.8
Total Investments	100.0%

††In general, the Fund uses derivatives as direct substitutes for investments in ETFs, developed market indices, currencies, corporate and government bonds, emerging market equities and commodities. Please refer to the Schedule of Investments for the Fund's derivatives instruments.

JNL/AQR Large Cap Relaxed Constraint Equity Fund

Composition as of June 30, 2018:
Information Technology	32.0%
Consumer Discretionary	16.2
Financials	13.4
Industrials	12.0
Energy	8.0
Health Care	7.9
Materials	4.8
Utilities	2.6
Real Estate	2.4
Consumer Staples	0.8
Telecommunication Services	(0.2)
Other Short Term Investments	0.2
Net Long (Short) Investments	100.0%

JNL/AQR Managed Futures Strategy Fund

Composition as of June 30, 2018:
Other Short Term Investments††	100.0%
Total Investments	100.0%

††In general, the Fund uses derivatives as direct substitutes for investment in commodities, developed market stock indices, government bonds and currencies. Please refer to the Schedule of Investments for the the Fund's derivative investments.

JNL/BlackRock Global Allocation Fund

Composition as of June 30, 2018:
Government Securities	23.4%
Information Technology	12.8
Financials	9.0
Consumer Discretionary	8.4
Health Care	8.2
Industrials	5.0
Energy	4.6
Consumer Staples	3.8
Materials	3.4
Investment Companies	2.5
Telecommunication Services	2.0
Utilities	1.6
Real Estate	1.3
Rights	0.0
Warrants	-
Other Short Term Investments	13.1
Securities Lending Collateral	0.9
Net Long (Short) Investments	100.0%

JNL/BlackRock Global Natural Resources Fund

Composition as of June 30, 2018:
Materials	52.5%
Energy	35.0
Consumer Staples	7.5
Industrials	1.2
Information Technology	0.7
Securities Lending Collateral	2.7
Other Short Term Investments	0.4
Total Investments	100.0%

JNL/BlackRock Large Cap Select Growth Fund

Composition as of June 30, 2018:
Information Technology	40.0%
Consumer Discretionary	22.1
Health Care	11.6
Industrials	8.1
Financials	6.1
Consumer Staples	3.5
Materials	2.9
Real Estate	1.4
Energy	0.9
Telecommunication Services	0.4
Other Short Term Investments	2.3
Securities Lending Collateral	0.7
Total Investments	100.0%

JNL/Boston Partners Global Long Short Equity Fund

Composition as of June 30, 2018:
Long Investments
Financials	18.6%
Information Technology	17.1
Industrials	13.2
Energy	9.7
Health Care	9.1
Consumer Discretionary	8.5
Materials	8.4
Consumer Staples	4.3
Telecommunication Services	4.0
Utilities	0.8
Other Short Term Investments	5.6
Securities Lending Collateral	0.7
Total Long Investments†	100.0%
Short Investments
Consumer Discretionary	19.1%
Information Technology	18.6
Industrials	15.1
Materials	13.1
Financials	11.8
Energy	7.4
Health Care	6.5
Consumer Staples	6.2
Utilities	1.4
Real Estate	0.8
Total Short Investments†	100.0%

.

†Total Long Investments represent 100.5% of net assets and Total Short Investments represent (38.4%) of net assets.

JNL/Brookfield Global Infrastructure and MLP Fund

Composition as of June 30, 2018:
Utilities	41.4%
Industrials	29.7
Energy	23.6
Consumer Discretionary	0.5
Securities Lending Collateral	2.8
Other Short Term Investments	2.0
Total Investments	100.0%

JNL/Causeway International Value Select Fund

Composition as of June 30, 2018:
Financials	18.1%
Industrials	14.0
Health Care	11.7
Materials	11.4
Telecommunication Services	10.1
Energy	8.5
Consumer Discretionary	7.5
Information Technology	7.1
Consumer Staples	4.5
Utilities	3.3
Other Short Term Investments	3.5
Securities Lending Collateral	0.3
Total Investments	100.0%

JNL/ClearBridge Large Cap Growth Fund

Composition as of June 30, 2018:
Information Technology	37.8%
Health Care	16.6
Consumer Discretionary	15.1
Industrials	6.7
Consumer Staples	6.3
Financials	5.4
Energy	3.2
Materials	3.2
Real Estate	1.7
Other Short Term Investments	4.0
Total Investments	100.0%

JNL/Crescent High Income Fund

Composition as of June 30, 2018:
Consumer Discretionary	19.6%
Financials	13.6
Energy	11.3
Industrials	10.0
Information Technology	9.7
Health Care	9.5
Materials	7.6
Telecommunication Services	7.5
Consumer Staples	2.6
Utilities	1.6
Real Estate	0.9
Other Equity Interests	-
Securities Lending Collateral	4.6
Other Short Term Investments	1.5
Total Investments	100.0%

JNL/DFA U.S. Core Equity Fund

Composition as of June 30, 2018:
Information Technology	23.0%
Consumer Discretionary	17.0
Industrials	13.4
Financials	13.1
Health Care	11.6
Consumer Staples	6.6
Energy	5.1
Materials	4.1
Utilities	2.8
Telecommunication Services	2.1
Real Estate	0.3
Rights	-
Securities Lending Collateral	0.9
Other Short Term Investments	-
Total Investments	100.0%

JNL/DoubleLine Core Fixed Income Fund

Composition as of June 30, 2018:
Government Securities	29.4%
Non-U.S. Government Agency ABS	23.7
U.S. Government Agency MBS	15.2
Financials	9.1
Energy	3.5
Utilities	2.9
Consumer Discretionary	2.7
Industrials	2.7
Health Care	2.3
Information Technology	1.8
Consumer Staples	1.5
Telecommunication Services	1.4
Materials	1.3
Real Estate	1.0
Other Equity Interests	-
Securities Lending Collateral	0.8

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited) Schedules of Investments June 30, 2018

Other Short Term Investments	0.7
Total Investments	100.0%

JNL/DoubleLine Emerging Markets Fixed Income Fund

Composition as of June 30, 2018:
Financials	32.2%
Government Securities	21.8
Energy	16.8
Consumer Staples	7.6
Telecommunication Services	6.2
Materials	3.3
Utilities	3.0
Consumer Discretionary	2.9
Industrials	1.6
Information Technology	1.1
Securities Lending Collateral	2.1
Other Short Term Investments	1.4
Total Investments	100.0%

JNL/DoubleLine Shiller Enhanced CAPE Fund

Composition as of June 30, 2018:
Non-U.S. Government Agency ABS	44.8%
Government Securities	12.5
Financials	8.0
U.S. Government Agency MBS	3.8
Energy	2.3
Industrials	2.2
Health Care	2.2
Consumer Discretionary	2.0
Information Technology	1.9
Telecommunication Services	1.4
Consumer Staples	1.2
Materials	0.9
Utilities	0.7
Real Estate	0.2
Other Short Term Investments	15.9
Total Investments	100.0%

JNL/FPA + DoubleLine Flexible Allocation Fund

Composition as of June 30, 2018:
Financials	21.5%
Information Technology	14.6
Consumer Discretionary	13.4
Non-U.S. Government Agency ABS	12.5
U.S. Government Agency MBS	10.5
Industrials	6.7
Government Securities	6.3
Health Care	4.3
Energy	3.3
Materials	2.6
Consumer Staples	2.6
Utilities	1.3
Telecommunication Services	0.8
Real Estate	0.1
Investment Companies	(2.2)
Other Short Term Investments	1.2
Securities Lending Collateral	0.6
Net Long (Short) Investments	100.0%

JNL/Franklin Templeton Global Fund

Composition as of June 30, 2018:
Financials	19.8%
Health Care	17.6
Energy	11.2
Consumer Discretionary	10.8
Information Technology	10.3
Industrials	7.4
Telecommunication Services	6.9
Consumer Staples	4.4
Materials	3.6
Utilities	2.4
Real Estate	1.0
Other Short Term Investments	3.7
Securities Lending Collateral	0.9
Total Investments	100.0%

JNL/Franklin Templeton Global Multisector Bond Fund

Composition as of June 30, 2018:
Government Securities	53.6%
Materials	0.7
Financials	0.1
Industrials	-
Warrants	-
Other Short Term Investments	44.4
Securities Lending Collateral	1.2
Total Investments	100.0%

JNL/Franklin Templeton Income Fund

Composition as of June 30, 2018:
Health Care	15.0%
Financials	12.0
Energy	11.7
Consumer Discretionary	10.1
Utilities	8.3
Government Securities	6.5
Information Technology	5.6
Consumer Staples	4.9
Telecommunication Services	4.8
Industrials	4.2
Materials	4.1
Real Estate	0.9
Other Equity Interests	-
Securities Lending Collateral	6.6
Other Short Term Investments	5.3
Total Investments	100.0%

JNL/Franklin Templeton International Small Cap Growth Fund

Composition as of June 30, 2018:
Industrials	25.6%
Consumer Discretionary	16.9
Financials	13.3
Consumer Staples	8.8
Real Estate	8.3
Information Technology	6.9
Energy	5.4
Materials	4.1
Health Care	2.3
Securities Lending Collateral	5.0
Other Short Term Investments	3.4
Total Investments	100.0%

JNL/Franklin Templeton Mutual Shares Fund

Composition as of June 30, 2018:
Financials	19.7%
Health Care	13.0
Information Technology	12.6
Consumer Discretionary	11.4
Energy	10.5
Consumer Staples	8.1
Industrials	6.6
Telecommunication Services	4.3
Materials	3.1
Real Estate	1.5
Utilities	1.1
Warrants	-
Other Equity Interests	-
Other Short Term Investments	7.7
Securities Lending Collateral	0.4
Total Investments	100.0%

JNL/Goldman Sachs Core Plus Bond Fund

Composition as of June 30, 2018:
U.S. Government Agency MBS	22.2%
Government Securities	21.6
Non-U.S. Government Agency ABS	15.6
Financials	9.4
Energy	3.0
Telecommunication Services	2.7
Health Care	1.7
Consumer Discretionary	1.6
Consumer Staples	1.2
Utilities	1.1
Information Technology	1.0
Real Estate	0.9
Industrials	0.9
Materials	0.9
Credit Linked Structured Notes	0.4
Other Equity Interests	-
Other Short Term Investments	15.6
Securities Lending Collateral	0.2
Net Long (Short) Investments	100.0%

JNL/Goldman Sachs Emerging Markets Debt Fund

Composition as of June 30, 2018:
Government Securities	57.5%
Financials	9.2
Credit Linked Structured Notes	6.7
Energy	4.2
Consumer Staples	2.7
Telecommunication Services	2.5
Materials	2.0
Utilities	1.8
Industrials	1.5
Consumer Discretionary	1.5
Real Estate	0.8
Health Care	0.8
Information Technology	0.1
Other Short Term Investments	6.0
Securities Lending Collateral	2.7
Total Investments	100.0%

JNL/GQG Emerging Markets Equity Fund

Composition as of June 30, 2018:
Information Technology	30.1%
Financials	29.7
Consumer Staples	15.2
Consumer Discretionary	5.0
Utilities	4.2
Health Care	4.1
Industrials	3.9
Telecommunication Services	2.2
Energy	1.7
Other Short Term Investments	2.0
Securities Lending Collateral	1.9
Total Investments	100.0%

JNL/Harris Oakmark Global Equity Fund

Composition as of June 30, 2018:
Consumer Discretionary	32.0%
Financials	29.3
Industrials	9.7
Information Technology	7.8
Health Care	7.3
Materials	6.5
Consumer Staples	5.1
Other Short Term Investments	2.3
Total Investments	100.0%

JNL/Invesco China-India Fund

Composition as of June 30, 2018:
Information Technology	25.3%
Financials	22.9
Consumer Discretionary	15.3

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited) Schedules of Investments June 30, 2018

Consumer Staples	9.6
Materials	7.7
Industrials	7.5
Telecommunication Services	4.3
Health Care	4.3
Utilities	1.9
Energy	0.4
Securities Lending Collateral	0.8
Total Investments	100.0%

JNL/Invesco Diversified Dividend Fund

Composition as of June 30, 2018:
Consumer Staples	19.7%
Utilities	15.4
Financials	12.1
Industrials	8.4
Energy	8.3
Health Care	8.2
Consumer Discretionary	5.5
Telecommunication Services	5.4
Materials	3.6
Information Technology	1.8
Real Estate	1.4
Other Short Term Investments	9.0
Securities Lending Collateral	1.2
Total Investments	100.0%

JNL/Invesco Global Real Estate Fund

Composition as of June 30, 2018:
Real Estate	97.6%
Consumer Discretionary	0.6
Financials	0.4
Health Care	0.3
Information Technology	0.2
Securities Lending Collateral	0.5
Other Short Term Investments	0.4
Total Investments	100.0%

JNL/Invesco International Growth Fund

Composition as of June 30, 2018:
Financials	22.1%
Information Technology	18.1
Consumer Staples	18.0
Consumer Discretionary	12.1
Industrials	11.6
Health Care	5.4
Energy	3.9
Materials	3.2
Rights	-
Other Short Term Investments	3.2
Securities Lending Collateral	2.4
Total Investments	100.0%

JNL/Invesco Mid Cap Value Fund

Composition as of June 30, 2018:
Financials	27.7%
Energy	14.7
Consumer Discretionary	11.1
Industrials	10.4
Information Technology	9.5
Health Care	9.2
Materials	7.3
Real Estate	5.4
Utilities	2.5
Other Short Term Investments	2.2
Total Investments	100.0%

JNL/Invesco Small Cap Growth Fund

Composition as of June 30, 2018:
Information Technology	25.8%
Health Care	23.9
Industrials	14.8
Consumer Discretionary	12.0
Financials	9.4
Energy	3.9
Materials	3.3
Consumer Staples	1.4
Telecommunication Services	0.8
Real Estate	0.6
Other Short Term Investments	3.1
Securities Lending Collateral	1.0
Total Investments	100.0%

JNL/JPMorgan MidCap Growth Fund

Composition as of June 30, 2018:
Information Technology	32.7%
Industrials	17.3
Consumer Discretionary	16.0
Health Care	15.8
Financials	8.8
Materials	3.4
Energy	1.5
Real Estate	1.2
Other Short Term Investments	2.6
Securities Lending Collateral	0.7
Total Investments	100.0%

JNL/JPMorgan U.S. Government & Quality Bond Fund

Composition as of June 30, 2018:
U.S. Government Agency MBS	55.0%
Government Securities	29.4
Non-U.S. Government Agency ABS	5.7
Financials	2.4
Energy	1.2
Health Care	0.8
Industrials	0.4
Consumer Staples	0.4
Utilities	0.3
Consumer Discretionary	0.3
Real Estate	0.3
Other Short Term Investments	3.7
Securities Lending Collateral	0.1
Total Investments	100.0%

JNL/Lazard Emerging Markets Fund

Composition as of June 30, 2018:
Financials	26.9%
Information Technology	23.1
Telecommunication Services	10.6
Energy	8.2
Consumer Discretionary	8.1
Consumer Staples	6.6
Materials	4.6
Industrials	4.4
Utilities	1.8
Health Care	0.7
Securities Lending Collateral	2.6
Other Short Term Investments	2.4
Total Investments	100.0%

JNL/Mellon Capital Consumer Staples Sector Fund

Composition as of June 30, 2018:
Investment Companies	0.2%
Consumer Staples	98.5
Securities Lending Collateral	0.7
Other Short Term Investments	0.6
Total Investments	100.0%

JNL/Mellon Capital Emerging Markets Index Fund

Composition as of June 30, 2018:
Information Technology	27.7%
Financials	22.7
Consumer Discretionary	9.5
Energy	7.4
Materials	7.1
Consumer Staples	6.6
Industrials	5.3
Telecommunication Services	4.3
Health Care	3.0
Real Estate	2.9
Utilities	2.4
Other Equity Interests	-
Securities Lending Collateral	0.7
Other Short Term Investments	0.4
Total Investments	100.0%

JNL/Mellon Capital European 30 Fund

Composition as of June 30, 2018:
Consumer Discretionary	20.9%
Utilities	20.4
Financials	19.3
Consumer Staples	11.2
Telecommunication Services	8.3
Industrials	6.0
Energy	4.3
Health Care	3.2
Materials	2.9
Securities Lending Collateral	3.4
Other Short Term Investments	0.1
Total Investments	100.0%

JNL/Mellon Capital Industrials Sector Fund

Composition as of June 30, 2018:
Industrials	99.2%
Information Technology	0.2
Investment Companies	-
Securities Lending Collateral	0.6
Other Short Term Investments	-
Total Investments	100.0%

JNL/Mellon Capital Materials Sector Fund

Composition as of June 30, 2018:
Materials	98.4%
Investment Companies	0.2
Securities Lending Collateral	0.9
Other Short Term Investments	0.5
Total Investments	100.0%

JNL/Mellon Capital Pacific Rim 30 Fund

Composition as of June 30, 2018:
Consumer Discretionary	19.4%
Financials	16.5
Materials	15.3
Real Estate	13.3
Industrials	10.8
Utilities	10.5
Telecommunication Services	6.0
Consumer Staples	3.8
Health Care	3.7
Investment Companies	0.3
Other Short Term Investments	0.4
Total Investments	100.0%

JNL/Mellon Capital Real Estate Sector Fund

Composition as of June 30, 2018:
Real Estate	98.0%
Financials	0.6
Investment Companies	-
Securities Lending Collateral	1.3
Other Short Term Investments	0.1
Total Investments	100.0%

JNL/Mellon Capital S&P 500 Index Fund

Composition as of June 30, 2018:
Information Technology	24.5%
Health Care	13.3
Financials	13.1

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited) Schedules of Investments June 30, 2018

Consumer Discretionary	12.2
Industrials	9.0
Consumer Staples	6.5
Energy	6.0
Utilities	2.8
Real Estate	2.7
Materials	2.5
Telecommunication Services	1.9
Securities Lending Collateral	4.7
Other Short Term Investments	0.8
Total Investments	100.0%

JNL S&P 500 Index Fund

Composition as of June 30, 2018:
Investment Companies	2.0%
Information Technology	24.8
Health Care	13.4
Financials	13.2
Consumer Discretionary	12.4
Industrials	9.2
Consumer Staples	6.6
Energy	6.0
Utilities	2.8
Real Estate	2.7
Materials	2.5
Telecommunication Services	1.9
Other Short Term Investments	2.3
Securities Lending Collateral	0.2
Total Investments	100.0%

JNL/Mellon Capital S&P 400 MidCap Index Fund

Composition as of June 30, 2018:
Financials	15.5%
Information Technology	15.2
Industrials	13.7
Consumer Discretionary	12.3
Real Estate	9.0
Health Care	8.8
Materials	6.6
Energy	5.0
Utilities	4.6
Consumer Staples	3.3
Telecommunication Services	0.1
Securities Lending Collateral	4.4
Other Short Term Investments	1.5
Total Investments	100.0%

JNL/Mellon Capital S&P 1500 Growth Index Fund

Composition as of June 30, 2018:
Information Technology	39.4%
Health Care	16.3
Consumer Discretionary	16.1
Industrials	10.0
Financials	6.2
Consumer Staples	4.1
Real Estate	3.1
Materials	1.6
Utilities	0.8
Energy	0.3
Investment Companies	0.2
Telecommunication Services	-
Other Short Term Investments	1.6
Securities Lending Collateral	0.3
Total Investments	100.0%

JNL/Mellon Capital S&P 1500 Value Index Fund

Composition as of June 30, 2018:
Financials	22.5%
Energy	12.6
Health Care	10.0
Industrials	9.8
Consumer Staples	8.9
Consumer Discretionary	8.7
Information Technology	7.1
Utilities	5.5
Materials	4.5
Telecommunication Services	3.8
Real Estate	3.7
Investment Companies	0.2
Other Short Term Investments	1.7
Securities Lending Collateral	1.0
Total Investments	100.0%

JNL/Mellon Capital Small Cap Index Fund

Composition as of June 30, 2018:
Industrials	17.2%
Financials	15.1
Information Technology	14.7
Consumer Discretionary	13.8
Health Care	11.3
Real Estate	6.4
Materials	4.7
Energy	3.9
Consumer Staples	2.9
Utilities	2.1
Telecommunication Services	1.0
Investment Companies	1.0
Securities Lending Collateral	5.4
Other Short Term Investments	0.5
Total Investments	100.0%

JNL/Mellon Capital International Index Fund

Composition as of June 30, 2018:
Financials	19.4%
Industrials	13.8
Consumer Discretionary	12.5
Consumer Staples	11.0
Health Care	10.1
Materials	8.0
Information Technology	6.6
Energy	5.8
Telecommunication Services	3.5
Real Estate	3.4
Utilities	3.4
Rights	-
Securities Lending Collateral	2.1
Other Short Term Investments	0.4
Total Investments	100.0%

JNL/Mellon Capital MSCI KLD 400 Social Index Fund

Composition as of June 30, 2018:
Information Technology	33.0%
Health Care	11.8
Consumer Discretionary	11.5
Industrials	9.9
Financials	9.9
Consumer Staples	6.9
Energy	4.8
Real Estate	3.9
Materials	2.7
Telecommunication Services	2.0
Utilities	1.5
Investment Companies	0.3
Other Short Term Investments	1.2
Securities Lending Collateral	0.6
Total Investments	100.0%

JNL/Mellon Capital Bond Index Fund

Composition as of June 30, 2018:
Government Securities	40.4%
U.S. Government Agency MBS	26.7
Financials	7.5
Health Care	2.6
Energy	2.4
Information Technology	2.1
Consumer Discretionary	1.9
Non-U.S. Government Agency ABS	1.8
Utilities	1.6
Industrials	1.4
Consumer Staples	1.3
Telecommunication Services	1.0
Real Estate	0.7
Materials	0.6
Other Short Term Investments	6.5
Securities Lending Collateral	1.5
Net Long (Short) Investments	100.0%

JNL/Mellon Capital Utilities Sector Fund

Composition as of June 30, 2018:
Utilities	95.8%
Investment Companies	-
Securities Lending Collateral	3.8
Other Short Term Investments	0.4
Total Investments	100.0%

JNL/MFS Mid Cap Value Fund

Composition as of June 30, 2018:
Financials	21.5%
Industrials	13.0
Information Technology	11.4
Consumer Discretionary	9.5
Utilities	8.7
Energy	8.5
Health Care	6.5
Real Estate	6.2
Consumer Staples	6.2
Materials	6.1
Other Short Term Investments	1.3
Securities Lending Collateral	1.1
Total Investments	100.0%

JNL Multi-Manager Alternative Fund

Composition as of June 30, 2018:
Financials	13.8%
Consumer Discretionary	8.5
Information Technology	7.7
Health Care	6.9
Energy	5.6
Consumer Staples	5.5
Government Securities	5.1
Industrials	4.7
Materials	3.7
Real Estate	2.8
Telecommunication Services	2.2
Non-U.S. Government Agency ABS	1.1
Investment Companies	0.9
Utilities	0.7
U.S. Government Agency MBS	0.2
Rights	0.0
Warrants	0.0
Other Equity Interests	-
Other Short Term Investments	30.6
Securities Lending Collateral	0.1
Net Long (Short) Investments	100.0%

JNL Multi-Manager Mid Cap Fund

Composition as of June 30, 2018:
Information Technology	17.5%
Industrials	16.1
Financials	15.1
Health Care	14.9
Consumer Discretionary	11.3
Consumer Staples	9.3
Materials	5.3
Real Estate	3.7
Energy	3.4

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited) Schedules of Investments June 30, 2018

Utilities	2.4
Other Short Term Investments	0.7
Securities Lending Collateral	0.3
Total Investments	100.0%

JNL Multi-Manager Small Cap Growth Fund

Composition as of June 30, 2018:
Information Technology	28.7%
Health Care	19.5
Industrials	16.6
Consumer Discretionary	14.0
Financials	5.3
Materials	2.9
Consumer Staples	2.1
Energy	1.0
Telecommunication Services	0.4
Real Estate	0.3
Utilities	-
Rights	-
Securities Lending Collateral	6.0
Other Short Term Investments	3.2
Total Investments	100.0%

JNL Multi-Manager Small Cap Value Fund

Composition as of June 30, 2018:
Financials	22.6%
Industrials	16.3
Consumer Discretionary	14.2
Real Estate	8.2
Information Technology	8.2
Health Care	7.5
Materials	5.7
Energy	4.5
Utilities	4.0
Consumer Staples	2.1
Telecommunication Services	0.2
Securities Lending Collateral	4.7
Other Short Term Investments	1.8
Total Investments	100.0%

JNL/Neuberger Berman Strategic Income Fund

Composition as of June 30, 2018:
Government Securities	22.6%
U.S. Government Agency MBS	21.5
Non-U.S. Government Agency ABS	10.2
Financials	7.7
Investment Companies	5.3
Consumer Discretionary	4.4
Energy	3.8
Information Technology	3.6
Industrials	3.0
Health Care	2.9
Telecommunication Services	2.2
Consumer Staples	1.7
Materials	1.5
Utilities	0.6
Real Estate	0.2
Securities Lending Collateral	4.9
Other Short Term Investments	3.9
Total Investments	100.0%

JNL/Oppenheimer Emerging Markets Innovator Fund

Composition as of June 30, 2018:
Consumer Discretionary	27.1%
Information Technology	18.7
Health Care	15.9
Financials	11.4
Consumer Staples	7.7
Industrials	7.0
Materials	2.5
Real Estate	1.7
Other Short Term Investments	4.6
Securities Lending Collateral	3.4
Total Investments	100.0%

JNL/Oppenheimer Global Growth Fund

Composition as of June 30, 2018:
Information Technology	30.2%
Consumer Discretionary	16.9
Health Care	15.7
Financials	14.3
Industrials	14.1
Consumer Staples	4.1
Real Estate	1.7
Materials	1.0
Energy	0.9
Other Short Term Investments	1.0
Securities Lending Collateral	0.1
Total Investments	100.0%

JNL/PIMCO Income Fund

Composition as of June 30, 2018:
Non-U.S. Government Agency ABS	26.3%
Government Securities	14.9
Financials	13.7
U.S. Government Agency MBS	11.1
Consumer Discretionary	4.4
Energy	2.8
Information Technology	2.2
Telecommunication Services	2.1
Health Care	1.9
Industrials	1.9
Real Estate	1.4
Consumer Staples	0.3
Materials	0.2
Utilities	-
Other Equity Interests	-
Other Short Term Investments	16.3
Securities Lending Collateral	0.5
Total Investments	100.0%

JNL/PIMCO Real Return Fund

Composition as of June 30, 2018:
Government Securities††	74.1%
U.S. Government Agency MBS	10.3
Non-U.S. Government Agency ABS	5.8
Financials	2.6
Utilities	0.7
Energy	0.4
Telecommunication Services	0.4
Industrials	0.2
Consumer Discretionary	0.2
Real Estate	0.1
Consumer Staples	0.1
Information Technology	0.1
Other Short Term Investments	4.9
Securities Lending Collateral	0.1
Net Long (Short) Investments	100.0%

††The Fund's weightings in TIPS was 71.4% of net investments

JNL/PPM America Floating Rate Income Fund

Composition as of June 30, 2018:
Consumer Discretionary	24.7%
Health Care	14.7
Industrials	13.2
Information Technology	11.0
Materials	9.5
Financials	9.2
Telecommunication Services	4.8
Consumer Staples	4.1
Energy	2.8
Real Estate	2.0
Utilities	1.1
Non-U.S. Government Agency ABS	0.2
Warrants	-
Other Equity Interests	-
Other Short Term Investments	2.7
Total Investments	100.0%

.

JNL/PPM America High Yield Bond Fund

Composition as of June 30, 2018:
Consumer Discretionary	20.0%
Energy	15.1
Financials	10.5
Health Care	10.2
Materials	8.2
Telecommunication Services	6.9
Industrials	5.2
Consumer Staples	4.6
Information Technology	2.1
Investment Companies	1.5
Real Estate	1.4
Utilities	1.3
Non-U.S. Government Agency ABS	0.6
Government Securities	0.6
Other Equity Interests	-
Securities Lending Collateral	10.6
Other Short Term Investments	1.2
Total Investments	100.0%

JNL/PPM America Mid Cap Value Fund

Composition as of June 30, 2018:
Financials	21.2%
Consumer Discretionary	18.7
Industrials	13.7
Energy	9.8
Information Technology	8.4
Health Care	8.2
Materials	7.4
Utilities	4.7
Consumer Staples	4.0
Real Estate	1.1
Securities Lending Collateral	2.7
Other Short Term Investments	0.1
Total Investments	100.0%

JNL/PPM America Small Cap Value Fund

Composition as of June 30, 2018:
Industrials	18.5%
Financials	17.4
Information Technology	16.9
Consumer Discretionary	16.5
Health Care	9.7
Energy	8.7
Materials	4.1
Consumer Staples	2.5
Utilities	1.9
Real Estate	1.6
Securities Lending Collateral	1.8
Other Short Term Investments	0.4
Total Investments	100.0%

JNL/PPM America Total Return Fund

Composition as of June 30, 2018:
U.S. Government Agency MBS	20.2%
Financials	17.6
Government Securities	17.1
Non-U.S. Government Agency ABS	14.2
Energy	4.9
Health Care	3.9
Utilities	3.5
Industrials	3.1
Consumer Discretionary	3.0
Materials	2.5
Consumer Staples	2.0
Information Technology	1.5
Telecommunication Services	0.9

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited) Schedules of Investments June 30, 2018

Real Estate	0.6
Other Short Term Investments	4.2
Securities Lending Collateral	0.8
Total Investments	100.0%

JNL/PPM America Value Equity Fund

Composition as of June 30, 2018:
Financials	24.1%
Health Care	14.5
Consumer Discretionary	13.8
Energy	11.9
Information Technology	11.6
Industrials	10.0
Consumer Staples	5.5
Telecommunication Services	2.4
Utilities	2.2
Materials	1.7
Securities Lending Collateral	2.1
Other Short Term Investments	0.2
Total Investments	100.0%

JNL/S&P Competitive Advantage Fund

Composition as of June 30, 2018:
Consumer Discretionary	40.2%
Information Technology	22.8
Industrials	19.3
Consumer Staples	6.5
Health Care	3.8
Materials	3.1
Securities Lending Collateral	4.2
Other Short Term Investments	0.1
Total Investments	100.0%

JNL/S&P Dividend Income & Growth Fund

Composition as of June 30, 2018:
Energy	10.6%
Consumer Discretionary	9.4
Information Technology	8.9
Industrials	8.7
Financials	8.6
Telecommunication Services	8.6
Real Estate	8.6
Materials	8.5
Utilities	8.3
Health Care	7.8
Consumer Staples	7.6
Securities Lending Collateral	4.3
Other Short Term Investments	0.1
Total Investments	100.0%

JNL/S&P International 5 Fund

Composition as of June 30, 2018:
Financials	20.2%
Industrials	16.1
Consumer Discretionary	14.6
Materials	11.7
Energy	6.2
Information Technology	6.0
Telecommunication Services	5.7
Consumer Staples	5.5
Utilities	5.0
Real Estate	4.5
Health Care	2.0
Rights	-
Securities Lending Collateral	1.7
Other Short Term Investments	0.8
Total Investments	100.0%

JNL/S&P Intrinsic Value Fund

Composition as of June 30, 2018:
Consumer Discretionary	52.1%
Health Care	18.7
Information Technology	15.2
Consumer Staples	4.5
Energy	2.8
Real Estate	2.1
Telecommunication Services	0.9
Securities Lending Collateral	3.6
Other Short Term Investments	0.1
Total Investments	100.0%

JNL/S&P Mid 3 Fund

Composition as of June 30, 2018:
Consumer Discretionary	36.0%
Information Technology	10.9
Real Estate	10.6
Consumer Staples	8.1
Financials	7.8
Industrials	6.2
Health Care	4.3
Materials	4.2
Energy	1.4
Securities Lending Collateral	10.3
Other Short Term Investments	0.2
Total Investments	100.0%

JNL/S&P Total Yield Fund

Composition as of June 30, 2018:
Consumer Discretionary	36.3%
Financials	11.8
Health Care	11.7
Information Technology	9.4
Industrials	7.9
Materials	7.4
Consumer Staples	3.8
Real Estate	3.1
Energy	2.8
Telecommunication Services	1.1
Securities Lending Collateral	4.5
Other Short Term Investments	0.2
Total Investments	100.0%

JNL/Scout Unconstrained Bond Fund

Composition as of June 30, 2018:
Government Securities	55.1%
Financials	18.7
Non-U.S. Government Agency ABS	9.2
U.S. Government Agency MBS	6.0
Health Care	1.6
Industrials	0.8
Consumer Staples	0.6
Energy	0.5
Materials	0.4
Other Short Term Investments	7.0
Securities Lending Collateral	0.1
Total Investments	100.0%

JNL/T. Rowe Price Established Growth Fund

Composition as of June 30, 2018:
Information Technology	42.6%
Consumer Discretionary	24.0
Health Care	12.8
Industrials	8.9
Financials	6.0
Consumer Staples	1.7
Utilities	1.5
Real Estate	1.3
Materials	0.6
Other Short Term Investments	0.6
Total Investments	100.0%

JNL/T. Rowe Price Mid-Cap Growth Fund

Composition as of June 30, 2018:
Information Technology	22.1%
Industrials	20.7
Health Care	15.4
Consumer Discretionary	15.3
Financials	9.1
Materials	4.9
Consumer Staples	2.0
Energy	1.4
Utilities	0.9
Real Estate	0.3
Other Short Term Investments	7.1
Securities Lending Collateral	0.8
Total Investments	100.0%

JNL/T. Rowe Price Short-Term Bond Fund

Composition as of June 30, 2018:
Non-U.S. Government Agency ABS	26.7%
Financials	22.1
Government Securities	12.8
U.S. Government Agency MBS	7.3
Information Technology	4.5
Industrials	4.4
Consumer Discretionary	4.3
Health Care	3.9
Energy	3.7
Utilities	2.6
Consumer Staples	2.3
Materials	1.9
Real Estate	1.2
Telecommunication Services	0.4
Other Short Term Investments	1.4
Securities Lending Collateral	0.5
Total Investments	100.0%

JNL/T. Rowe Price Value Fund

Composition as of June 30, 2018:
Financials	22.5%
Health Care	15.1
Information Technology	13.8
Energy	9.7
Utilities	9.1
Industrials	7.8
Consumer Staples	7.1
Consumer Discretionary	6.8
Materials	3.7
Real Estate	2.3
Telecommunication Services	1.6
Other Short Term Investments	0.4
Securities Lending Collateral	0.1
Total Investments	100.0%

JNL/Vanguard Growth Allocation Fund

Composition as of June 30, 2018:
Alternative	3.3%
Domestic Equity	45.8
Domestic Fixed Income	15.5
Emerging Markets Equity	7.4
International Equity	22.8
International Fixed Income	1.9
Securities Lending Collateral	2.9
Other Short Term Investments	0.4
Total Investments	100.0%

JNL/Vanguard Moderate Allocation Fund

Composition as of June 30, 2018:
Alternative	2.0%
Domestic Equity	24.9
Domestic Fixed Income	52.0
Emerging Markets Equity	3.7
International Equity	12.1
International Fixed Income	3.1
Securities Lending Collateral	1.5
Other Short Term Investments	0.7
Total Investments	100.0%

JNL/Vanguard Moderate Growth Allocation Fund

Composition as of June 30, 2018:

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited) Schedules of Investments June 30, 2018

Alternative	2.6%
Domestic Equity	37.0
Domestic Fixed Income	32.1
Emerging Markets Equity	5.5
International Equity	17.9
International Fixed Income	2.9
Securities Lending Collateral	1.4
Other Short Term Investments	0.6
Total Investments	100.0%

JNL/Westchester Capital Event Driven Fund

Composition as of June 30, 2018:
Financials	21.4%
Consumer Discretionary	14.7
Materials	9.3
Industrials	9.2
Health Care	8.9
Consumer Staples	7.0
Investment Companies	6.1
Energy	5.6
Information Technology	4.5
Real Estate	3.6
Telecommunication Services	1.8
Utilities	0.9
Warrants	0.4
Rights	0.3
Other Equity Interests	0.0
Other Short Term Investments	6.4
Net Long (Short) Investments	100.0%

JNL/WMC Balanced Fund

Composition as of June 30, 2018:
Financials	18.2%
Information Technology	12.0
Health Care	10.4
U.S. Government Agency MBS	8.6
Energy	7.5
Government Securities	6.6
Consumer Discretionary	5.3
Utilities	5.1
Industrials	4.8
Non-U.S. Government Agency ABS	4.8
Consumer Staples	3.4
Materials	3.1
Telecommunication Services	2.5
Real Estate	2.2
Other Short Term Investments	4.3
Securities Lending Collateral	1.4
Net Long (Short) Investments	100.0%

JNL/WMC Government Money Market Fund

Composition as of June 30, 2018:
Government Securities	34.5%
Other Short Term Investments	65.5
Total Investments	100.0%

JNL/WMC Value Fund

Composition as of June 30, 2018:
Financials	25.4%
Health Care	13.3
Information Technology	12.4
Energy	12.3
Consumer Discretionary	10.5
Industrials	8.3
Consumer Staples	5.8
Materials	3.5
Utilities	3.4
Real Estate	1.8
Telecommunication Services	1.6
Other Short Term Investments	1.3
Securities Lending Collateral	0.4
Total Investments	100.0%

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/AB Dynamic Asset Allocation Fund (a)
INVESTMENT COMPANIES 83.7%
FlexShares Global Upstream Natural Resources Index Fund (b)	33	1,112
iShares Core MSCI EAFE ETF	47	2,989
iShares Core MSCI Emerging Markets ETF	13	701
iShares Core S&P 500 ETF	29	7,888
iShares International Developed Real Estate ETF	13	389
iShares JPMorgan USD Emerging Markets Bond ETF	14	1,517
SPDR S&P 500 ETF Trust	21	5,691
Vanguard FTSE Developed Markets ETF	143	6,113
Vanguard Global ex-U.S. Real Estate ETF (b)	7	422
Vanguard Mid-Cap ETF	12	1,845
Vanguard MSCI Emerging Markets ETF	23	985
Vanguard REIT ETF (b)	8	657
Vanguard Small-Cap ETF (b)	8	1,169
Total Investment Companies (cost $28,194)		31,478
SHORT TERM INVESTMENTS 17.2%
Investment Companies 3.3%
JNL Government Money Market Fund - Institutional Class, 1.79% (c) (d)	1,236	1,236
	Shares/Par[1]	Value ($)
Securities Lending Collateral 1.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95% (d)	676	676
Treasury Securities 12.1%
Japan Treasury Bill
-0.14%, 07/02/18, JPY (e)	302,000	2,723
U.S. Treasury Bill
1.65%, 08/02/18 (e) (f)	850	849
1.90%, 08/23/18 (e)	1,000	997
		4,569
Total Short Term Investments (cost $6,588)		6,481
Total Investments 100.9% (cost $34,782)		37,959
Other Derivative Instruments 0.8%		289
Other Assets and Liabilities, Net (1.7)%		(615)
Total Net Assets 100.0%		37,633

(a) Consolidated Schedule of Investments.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

(e) The coupon rate represents the yield to maturity.

(f) All or a portion of the security is pledged or segregated as collateral.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
ASX SPI 200 Index	(2)	September 2018	AUD	(305)	1	(2)
Bloomberg Commodity Index	100	September 2018		878	8	(2)
E-mini Russell 2000 Index	8	September 2018		673	(1)	(14)
Euro STOXX 50	27	September 2018	EUR	939	13	(28)
FTSE 100 Index	10	September 2018	GBP	768	7	(10)
Hang Seng Index	(4)	July 2018	HKD	(5,753)	(12)	1
S&P 500 E-Mini Index	4	September 2018		545	—	(1)
S&P/Toronto Stock Exchange 60 Index	(3)	September 2018	CAD	(571)	(3)	(5)
SGX Japanese Government Bond	2	September 2018	JPY	30,171	—	—
Tokyo Price Index	15	September 2018	JPY	267,571	9	(73)
U.S. Treasury Note, 10-Year	26	September 2018		3,128	—	(3)
U.S. Treasury Note, 2-Year	16	September 2018		3,387	—	2
Ultra Long Term U.S. Treasury Bond	11	September 2018		1,688	(1)	67
					21	(68)

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
CAD/USD	SSB	09/14/18	CAD	634	483	4
EUR/USD	SSB	09/14/18	EUR	538	632	(9)
GBP/USD	SSB	09/14/18	GBP	196	259	(7)
NOK/USD	UBS	09/14/18	NOK	4,550	560	(7)
SEK/USD	SSB	09/14/18	SEK	2,468	277	(10)
USD/AUD	SSB	09/14/18	AUD	(394)	(292)	4
USD/CAD	SSB	09/14/18	CAD	(631)	(480)	5
USD/CHF	SSB	09/14/18	CHF	(258)	(262)	1
USD/EUR	JPM	09/14/18	EUR	(38)	(45)	—
USD/EUR	SSB	09/14/18	EUR	(511)	(599)	(5)
USD/EUR	SSB	09/14/18	EUR	(224)	(263)	4
USD/GBP	SSB	09/14/18	GBP	(356)	(472)	5
USD/JPY	JPM	07/13/18	JPY	(248,652)	(2,244)	102
USD/JPY	SSB	07/13/18	JPY	(100)	(1)	—
USD/JPY	SSB	09/14/18	JPY	(17,120)	(155)	1
USD/NZD	SSB	09/14/18	NZD	(22)	(15)	1
					(2,617)	89

OTC Total Return Swap Agreements
Reference Entity[2]	Counterparty	Rate Paid/Received by Fund[9]	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - paying return
INDEX
S&P 500 Total Return Index (M)	CIT	1M LIBOR +0.37%	07/16/18	(7,859)	—	179
					—	179

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/AQR Large Cap Relaxed Constraint Equity Fund *
COMMON STOCKS 128.1%
Consumer Discretionary 20.4%
Amazon.com Inc. (a) (b)	14	23,303
Best Buy Co. Inc.	65	4,859
Booking Holdings Inc. (a)	2	4,399
General Motors Co.	160	6,319
Lear Corp.	33	6,109
Netflix Inc. (a)	12	4,516
Walt Disney Co.	49	5,090
Other Securities		57,343
		111,938
Consumer Staples 3.5%
Walmart Inc. (b)	93	7,927
Other Securities		11,062
		18,989
Energy 10.7%
Chevron Corp.	45	5,723
ConocoPhillips Co. (b)	104	7,250
HollyFrontier Corp.	77	5,238
Valero Energy Corp. (b)	63	6,932
Other Securities		33,700
		58,843
Financials 14.4%
Aflac Inc.	124	5,321
Bank of America Corp. (b)	196	5,522
Berkshire Hathaway Inc. - Class B (a)	30	5,630
Fidelity National Financial Inc.	112	4,205
JPMorgan Chase & Co. (b)	105	10,941
PNC Financial Services Group Inc.	40	5,390
Other Securities		41,927
		78,936
Health Care 16.2%
AbbVie Inc.	49	4,554
Align Technology Inc. (a)	13	4,302
Amgen Inc.	26	4,869
Baxter International Inc. (b)	115	8,477
Gilead Sciences Inc.	88	6,216
Humana Inc.	20	5,854
Johnson & Johnson	49	5,923
Merck & Co. Inc.	82	4,979
Pfizer Inc.	144	5,233
Other Securities		38,722
		89,129
Industrials 14.3%
Boeing Co. (b)	36	12,249
Norfolk Southern Corp.	27	4,114
Raytheon Co.	22	4,301
Spirit Aerosystems Holdings Inc. - Class A	65	5,547
	Shares/Par[1]	Value ($)
Other Securities		52,569
		78,780
Information Technology 35.5%
Adobe Systems Inc. (a) (b)	27	6,678
Alphabet Inc. - Class A (a) (b)	7	7,917
Alphabet Inc. - Class C (a) (b)	7	7,823
Apple Inc. (b)	111	20,465
Applied Materials Inc. (b)	145	6,677
Cisco Systems Inc.	121	5,227
Facebook Inc. - Class A (a) (b)	89	17,259
IAC/InterActiveCorp. (a)	34	5,164
Intel Corp. (b)	151	7,509
International Business Machines Corp. (b)	69	9,627
Lam Research Corp.	27	4,682
Micron Technology Inc. (a) (b)	175	9,173
Microsoft Corp. (b)	190	18,787
Nvidia Corp.	23	5,449
Oracle Corp. (b)	232	10,236
Other Securities		52,556
		195,229
Materials 7.1%
Alcoa Corp. (a)	133	6,249
Celanese Corp. - Class A	45	5,034
LyondellBasell Industries NV - Class A (b)	81	8,891
Other Securities		19,102
		39,276
Real Estate 2.4%
Other Securities		13,215
Telecommunication Services 0.2%
Other Securities		866
Utilities 3.4%
Exelon Corp. (b)	215	9,148
Public Service Enterprise Group Inc.	95	5,146
Other Securities		4,371
		18,665
Total Common Stocks (cost $618,975)		703,866
SHORT TERM INVESTMENTS 0.2%
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 1.79% (c) (d)	1,029	1,029
Total Short Term Investments (cost $1,029)		1,029
Total Investments 128.3% (cost $620,004)		704,895
Total Securities Sold Short (29.7)% (proceeds $154,439)		(163,406)
Other Derivative Instruments 0.0%		3
Other Assets and Liabilities, Net 1.4%		7,910
Total Net Assets 100.0%		549,402

(a) Non-income producing security.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (29.7%)
COMMON STOCKS (29.7%)
Consumer Discretionary (4.4%)
Caesars Entertainment Corp.	(220)	(2,358)
Carmax Inc.	(22)	(1,619)
Discovery Inc. - Class A	(219)	(6,033)
DISH Network Corp. - Class A	(65)	(2,170)
Floor & Decor Holdings Inc.	(10)	(514)
Leggett & Platt Inc.	(10)	(442)
Liberty Broadband Corp. - Class C	(9)	(711)
Limited Brands Inc.	(52)	(1,911)
Mattel Inc.	(28)	(453)
Meredith Corp.	(34)	(1,747)
New York Times Co. - Class A	(48)	(1,232)
Newell Brands Inc.	(78)	(2,023)
Office Depot Inc.	(482)	(1,228)
Scientific Games Corp. - Class A	(40)	(1,950)
		(24,391)
	Shares/Par[1]	Value ($)
Consumer Staples (2.6%)
Avon Products Inc.	(32)	(52)
Campbell Soup Co.	(45)	(1,817)
Casey's General Stores Inc.	(5)	(546)
Coty Inc. - Class A	(193)	(2,726)
Hain Celestial Group Inc.	(70)	(2,077)
Kraft Heinz Foods Co.	(40)	(2,537)
Post Holdings Inc.	(36)	(3,089)
TreeHouse Foods Inc.	(31)	(1,635)
		(14,479)
Energy (2.8%)
Callon Petroleum Co.	(34)	(370)
Cheniere Energy Inc.	(21)	(1,367)
Chesapeake Energy Corp.	(95)	(500)
Ensco Plc - Class A	(518)	(3,763)
Extraction Oil & Gas Inc.	(77)	(1,124)
Hess Corp.	(7)	(466)
Nabors Industries Ltd.	(310)	(1,985)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Rowan Cos. Plc - Class A	(68)	(1,102)
SM Energy Co.	(21)	(526)
Targa Resources Corp.	(17)	(833)
Transocean Ltd.	(85)	(1,147)
Weatherford International Plc	(710)	(2,337)
		(15,520)
Financials (1.2%)
Kemper Corp.	(2)	(177)
Sterling Bancorp	(131)	(3,079)
United Bankshares Inc.	(90)	(3,268)
		(6,524)
Health Care (8.4%)
Acadia HealthCare Co. Inc.	(75)	(3,059)
Agios Pharmaceuticals Inc.	(45)	(3,809)
Akorn Inc.	(105)	(1,746)
Alkermes Plc	(84)	(3,462)
Allergan Plc	(8)	(1,384)
Alnylam Pharmaceuticals Inc.	(15)	(1,464)
BioMarin Pharmaceutical Inc.	(42)	(3,943)
Bluebird Bio Inc.	(9)	(1,410)
Brookdale Senior Living Inc.	(64)	(580)
DexCom Inc.	(21)	(1,997)
Endo International Plc	(149)	(1,408)
Envision Healthcare Corp.	(59)	(2,592)
Exact Sciences Corp.	(29)	(1,731)
Incyte Corp.	(5)	(327)
Intrexon Corp.	(47)	(660)
Ionis Pharmaceuticals Inc.	(54)	(2,255)
Lifepoint Health Inc.	(10)	(489)
Mallinckrodt Plc	(14)	(259)
Medidata Solutions Inc.	(11)	(873)
Nektar Therapeutics	(31)	(1,516)
Neurocrine Biosciences Inc.	(15)	(1,427)
Opko Health Inc.	(196)	(923)
Premier Inc. - Class A	(99)	(3,597)
Prestige Brands Holdings Inc.	(52)	(1,999)
Sage Therapeutics Inc.	(3)	(486)
Seattle Genetics Inc.	(31)	(2,053)
Syneos Health Inc. - Class A	(18)	(861)
		(46,310)
Industrials (2.5%)
American Airlines Group Inc.	(99)	(3,761)
Colfax Corp.	(17)	(508)
	Shares/Par[1]	Value ($)
Flowserve Corp.	(4)	(173)
Middleby Corp.	(3)	(352)
NOW Inc.	(155)	(2,063)
Stericycle Inc.	(35)	(2,294)
TransDigm Group Inc.	(7)	(2,508)
Wabtec Corp.	(23)	(2,313)
		(13,972)
Information Technology (4.0%)
ACI Worldwide Inc.	(5)	(116)
Advanced Micro Devices Inc.	(394)	(5,912)
Atlassian Corp. Plc - Class A	(12)	(760)
Belden Inc.	(49)	(3,001)
Cognex Corp.	(25)	(1,100)
Cree Inc.	(25)	(1,035)
Cypress Semiconductor Corp.	(91)	(1,419)
EchoStar Corp. - Class A	(6)	(286)
FireEye Inc.	(29)	(450)
Gartner Inc.	(15)	(2,057)
Guidewire Software Inc.	(1)	(109)
NCR Corp.	(17)	(496)
NetScout Systems Inc.	(37)	(1,096)
Pandora Media Inc.	(69)	(542)
ViaSat Inc.	(57)	(3,727)
		(22,106)
Materials (2.5%)
Albemarle Corp.	(66)	(6,228)
Allegheny Technologies Inc.	(131)	(3,301)
Axalta Coating Systems Ltd.	(67)	(2,016)
Platform Specialty Products Corp.	(46)	(536)
Royal Gold Inc.	(12)	(1,137)
Valvoline Inc.	(10)	(206)
		(13,424)
Telecommunication Services (0.4%)
CenturyLink Inc.	(87)	(1,629)
Zayo Group Holdings Inc.	(11)	(398)
		(2,027)
Utilities (0.9%)
Black Hills Corp.	(15)	(910)
FirstEnergy Corp.	(32)	(1,166)
PPL Corp.	(90)	(2,577)
		(4,653)
Total Common Stocks (proceeds $154,439)		(163,406)
Total Securities Sold Short (29.7%) (proceeds $154,439)		(163,406)

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
S&P 500 E-Mini Index	34	September 2018	4,686	3	(59)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/AQR Managed Futures Strategy Fund (a)
SHORT TERM INVESTMENTS 86.9%
Investment Companies 40.4%
JNL Government Money Market Fund - Institutional Class, 1.79% (b) (c)	117,718	117,718
JPMorgan U.S. Treasury Plus Money Market Fund - IM Class, 1.86% (c)	22,924	22,924
		140,642
Treasury Securities 46.5%
U.S. Treasury Bill
1.60%, 07/05/18 (d)	543	543
1.75%, 07/19/18 (d)	640	639
1.65%, 08/02/18 (d)	2,005	2,002
1.67%, 08/09/18 (d)	65,667	65,536
1.90%, 08/23/18 - 09/27/18 (d)	55,145	54,901
1.93%, 10/04/18 (d)	21,612	21,505
1.91%, 10/11/18 (d)	590	587

	Shares/Par[1]	Value ($)
1.97%, 10/18/18 (d)	3,516	3,496
2.01%, 10/25/18 (d)	7,248	7,203
2.06%, 11/29/18 (d)	2,336	2,316
2.10%, 12/06/18 (d)	1,339	1,327
2.09%, 12/13/18 (d)	1,467	1,453
		161,508
Total Short Term Investments (cost $302,156)		302,150
Total Investments 86.9% (cost $302,156)		302,150
Other Derivative Instruments (0.4)%		(1,496)
Other Assets and Liabilities, Net 13.5%		47,066
Total Net Assets 100.0%		347,720

(a) Consolidated Schedule of Investments.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

(d) The coupon rate represents the yield to maturity.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M Euro EURIBOR Interest Rate	(142)	December 2018	EUR	(35,596)	2	(6)
3M Euro EURIBOR Interest Rate	172	June 2019	EUR	43,112	5	2
3M Euro EURIBOR Interest Rate	208	September 2019	EUR	52,055	3	57
3M Euro EURIBOR Interest Rate	161	December 2019	EUR	40,251	—	59
3M Euro EURIBOR Interest Rate	152	March 2020	EUR	37,966	(2)	61
3M Euro EURIBOR Interest Rate	123	June 2020	EUR	30,713	(2)	32
3M Euro Swiss Franc Interest Rate	22	December 2018	CHF	5,541	(1)	(1)
3M Euro Swiss Franc Interest Rate	16	March 2019	CHF	4,029	—	—
3M Euro Swiss Franc Interest Rate	12	June 2019	CHF	3,019	—	1
3M Sterling Interest Rate	11	December 2018	GBP	1,363	—	—
3M Sterling Interest Rate	(2)	June 2019	GBP	(247)	—	—
90-Day Eurodollar	(480)	December 2018		(117,144)	—	312
90-Day Eurodollar	(453)	March 2019		(110,375)	—	251
90-Day Eurodollar	(441)	June 2019		(107,299)	—	197
90-Day Eurodollar	(439)	September 2019		(106,702)	11	157
90-Day Eurodollar	(443)	December 2019		(107,576)	11	110
90-Day Eurodollar	(449)	March 2020		(108,912)	17	7
90-Day Eurodollar	(404)	June 2020		(97,965)	15	(25)
Amsterdam Exchanges Index	24	July 2018	EUR	2,708	23	(70)
ASX SPI 200 Index	88	September 2018	AUD	13,381	(39)	106
Australian Dollar	3	September 2018		228	1	(6)
Brent Crude Oil	202	September 2018		15,349	327	656
CAC40 10 Euro	141	July 2018	EUR	7,494	55	10
Canadian Bank Acceptance	(3)	December 2018	CAD	(734)	—	—
Canadian Bank Acceptance	(37)	March 2019	CAD	(9,036)	5	(3)
Canadian Government Bond, 10-Year	(29)	September 2018	CAD	(3,890)	8	(56)
Cocoa	2	September 2018		50	2	—
Coffee 'C'	(17)	September 2018		(750)	4	16
Copper	58	September 2018		4,432	(8)	(131)
Corn	1	September 2018		19	—	(1)
Cotton No. 2	5	December 2018		211	1	(1)
Dow Jones Industrial Average E-Mini Index	47	September 2018		5,712	(1)	(9)
E-mini Russell 2000 Index	348	September 2018		29,239	(56)	(572)
Euro STOXX 50	48	September 2018	EUR	1,637	29	(11)
Euro-Bobl	943	September 2018	EUR	124,363	(44)	307
Euro-BTP	(112)	September 2018	EUR	(14,067)	(168)	(212)
Euro-Bund	736	September 2018	EUR	118,908	78	831
Euro-Buxl	118	September 2018	EUR	20,619	133	400
Euro-OAT	196	September 2018	EUR	30,067	96	255
Euro-Schatz	570	September 2018	EUR	63,872	(13)	18
FTSE 100 Index	361	September 2018	GBP	27,557	240	(160)
German Stock Index	12	September 2018	EUR	3,759	114	(77)
Gold 100 oz.	(166)	August 2018		(20,993)	(54)	168
Hang Seng China Enterprises Index	(151)	July 2018	HKD	(82,462)	(163)	51
Hang Seng Index	(40)	July 2018	HKD	(56,936)	(91)	(66)
Japanese Yen	32	September 2018		3,677	(8)	(51)
KCBT Wheat	(52)	September 2018		(1,300)	(39)	30
KOSPI 200	(179)	September 2018	KRW	(13,692,936)	(36)	240
Lean Hogs	(4)	August 2018		(121)	(1)	(1)
Live Cattle	(10)	August 2018		(416)	(12)	(10)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Futures Contracts (continued)
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
LME Aluminum	22	September 2018		1,242	(70)	(70)
LME Copper	26	September 2018		4,471	(163)	(163)
LME Nickel	14	September 2018		1,236	15	15
Low Sulphur Gas Oil	67	August 2018		4,445	70	89
Mexican Peso	(140)	September 2018		(3,348)	24	(132)
Mini MSCI Emerging EAFE Index	(33)	September 2018		(3,219)	(13)	(7)
Mini MSCI Emerging Markets Index	(154)	September 2018		(8,096)	(110)	(92)
MSCI Taiwan Index	(98)	July 2018		(3,762)	(67)	(37)
NASDAQ 100 E-Mini	180	September 2018		26,005	22	(565)
New Zealand Dollar	(32)	September 2018		(2,247)	(6)	80
Nikkei 225	33	September 2018	JPY	735,438	18	1
NY Harbor ULSD	44	August 2018		3,999	57	85
OMX Stockholm 30 Index	234	July 2018	SEK	35,945	68	65
Palladium	9	September 2018		881	18	(25)
Platinum	(45)	October 2018		(1,958)	(6)	28
RBOB Gasoline	55	August 2018		4,819	106	151
S&P 500 E-Mini Index	371	September 2018		51,376	52	(890)
S&P MidCap 400 E-Mini Index	20	September 2018		3,946	(1)	(34)
S&P/Toronto Stock Exchange 60 Index	55	September 2018	CAD	10,525	55	55
SGX MSCI Singapore Index	(27)	July 2018	SGD	(988)	(2)	—
Silver	(29)	September 2018		(2,348)	(19)	(1)
Soybean	(33)	November 2018		(1,489)	6	36
Soybean Meal	(65)	December 2018		(2,192)	9	47
Soybean Oil	(34)	December 2018		(620)	(1)	13
Sugar #11 (World Markets)	(318)	October 2018		(4,445)	—	82
Tokyo Price Index	121	September 2018	JPY	2,104,199	76	(94)
U.K. Long Gilt	2	September 2018	GBP	246	(1)	1
U.S. Treasury Note, 10-Year	(879)	September 2018		(104,881)	—	(764)
U.S. Treasury Note, 2-Year	(380)	September 2018		(80,497)	9	2
U.S. Treasury Note, 5-Year	(1,976)	September 2018		(223,378)	46	(1,130)
Wheat	(87)	September 2018		(2,172)	(75)	(9)
WTI Crude Oil	221	August 2018		14,526	155	1,861
					714	1,463

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	CIT	09/19/18	AUD	51,386	38,015	(917)
AUD/USD	CIT	09/19/18	AUD	11,541	8,538	33
BRL/USD	CIT	09/19/18	BRL	3,194	818	(24)
BRL/USD	CIT	09/19/18	BRL	246	63	1
CAD/USD	CIT	09/19/18	CAD	73,376	55,882	(984)
CHF/USD	CIT	09/19/18	CHF	408	414	2
CLP/USD	CIT	09/20/18	CLP	2,149,366	3,290	(133)
CLP/USD	CIT	09/20/18	CLP	2,654	4	—
COP/USD	CIT	09/19/18	COP	4,438,811	1,509	(34)
COP/USD	CIT	09/19/18	COP	579,100	198	—
EUR/USD	CIT	09/19/18	EUR	50,968	59,830	(605)
EUR/USD	CIT	09/19/18	EUR	51,869	60,887	343
GBP/USD	CIT	09/19/18	GBP	5,009	6,628	(34)
GBP/USD	CIT	09/19/18	GBP	1,560	2,064	10
HKD/USD	CIT	07/05/18	HKD	418	53	—
HKD/USD	CIT	09/19/18	HKD	5,170	660	—
HUF/USD	CIT	09/19/18	HUF	128,365	456	(17)
HUF/USD	CIT	09/19/18	HUF	8,561	30	—
IDR/USD	CIT	09/19/18	IDR	34,771,475	2,402	(44)
IDR/USD	CIT	09/19/18	IDR	2,616,840	180	2
INR/USD	CIT	09/19/18	INR	379,217	5,483	(75)
JPY/USD	CIT	09/19/18	JPY	8,532,735	77,370	(733)
KRW/USD	CIT	09/19/18	KRW	447,890	403	(16)
MXN/USD	CIT	09/19/18	MXN	5,549	276	(3)
NZD/USD	CIT	09/19/18	NZD	31,550	21,355	(468)
PHP/USD	CIT	09/19/18	PHP	51,823	969	(9)
PHP/USD	CIT	09/19/18	PHP	118	2	—
PLN/USD	CIT	09/19/18	PLN	25,997	6,944	(199)
SEK/USD	CIT	09/19/18	SEK	263	30	(1)
SEK/USD	CIT	09/19/18	SEK	28	3	—
SGD/USD	CIT	09/19/18	SGD	9,935	7,304	(100)
SGD/USD	CIT	09/19/18	SGD	19	14	—
TRY/USD	CIT	09/19/18	TRY	3,143	663	(7)
TRY/USD	CIT	09/19/18	TRY	5,051	1,064	11
TWD/USD	CIT	09/19/18	TWD	31,745	1,047	(25)
TWD/USD	CIT	09/19/18	TWD	1,280	42	—
USD/AUD	CIT	09/19/18	AUD	(48,371)	(35,786)	(82)
USD/AUD	CIT	09/19/18	AUD	(30,246)	(22,376)	430
USD/BRL	CIT	09/19/18	BRL	(1,900)	(486)	(2)
USD/BRL	CIT	09/19/18	BRL	(27,827)	(7,120)	277
USD/CAD	CIT	09/19/18	CAD	(103,161)	(78,567)	(775)
USD/CAD	CIT	09/19/18	CAD	(402)	(306)	—
USD/CHF	CIT	09/19/18	CHF	(405)	(420)	—
USD/CLP	CIT	09/20/18	CLP	(2,630,083)	(4,029)	70
USD/COP	CIT	09/19/18	COP	(545,420)	(185)	(1)
USD/COP	CIT	09/19/18	COP	(2,836,228)	(962)	6
USD/EUR	CIT	09/19/18	EUR	(28,498)	(33,453)	(116)
USD/EUR	CIT	09/19/18	EUR	(82,983)	(97,413)	495
USD/EUR	CIT	09/27/18	EUR	(3,085)	(824)	(2)
USD/EUR	CIT	10/05/18	EUR	(6,567)	(23)	—
USD/GBP	CIT	09/19/18	GBP	(7,782)	(10,300)	(39)
USD/GBP	CIT	09/19/18	GBP	(347)	(459)	—
USD/HKD	CIT	09/19/18	HKD	(6,821)	(873)	—
USD/HUF	CIT	09/19/18	HUF	(1,220,967)	(4,340)	149
USD/IDR	CIT	09/19/18	IDR	(11,144,322)	(770)	(2)
USD/IDR	CIT	09/19/18	IDR	(34,094,510)	(2,355)	40
USD/ILS	CIT	09/20/18	ILS	(8,369)	(2,309)	23
USD/INR	CIT	09/19/18	INR	(712,502)	(10,303)	(31)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/INR	CIT	09/19/18	INR	(227,346)	(3,287)	14
USD/JPY	CIT	09/19/18	JPY	(5,071,419)	(45,982)	463
USD/KRW	CIT	09/19/18	KRW	(7,804,338)	(7,020)	(26)
USD/KRW	CIT	09/19/18	KRW	(12,793,334)	(11,511)	92
USD/MXN	CIT	09/19/18	MXN	(365,880)	(18,182)	(562)
USD/MXN	CIT	09/19/18	MXN	(17,542)	(872)	—
USD/NZD	CIT	07/26/18	NZD	(4,639)	(521)	(1)
USD/NZD	CIT	09/19/18	NZD	(77,181)	(52,238)	986
USD/PHP	CIT	09/19/18	PHP	(51,944)	(968)	9
USD/PLN	CIT	09/19/18	PLN	(6,408)	(1,712)	(8)
USD/PLN	CIT	09/19/18	PLN	(54,864)	(14,650)	249
USD/SEK	CIT	09/19/18	SEK	(2,011)	(226)	(1)
USD/SEK	CIT	09/19/18	SEK	(175,782)	(19,736)	489
USD/SGD	CIT	09/19/18	SGD	(2,178)	(1,602)	(5)
USD/SGD	CIT	09/19/18	SGD	(6,726)	(4,946)	23
USD/TRY	CIT	09/19/18	TRY	(84,645)	(17,817)	(533)
USD/TRY	CIT	09/19/18	TRY	(2,611)	(549)	6
USD/TWD	CIT	09/19/18	TWD	(8,729)	(288)	(1)
USD/TWD	CIT	09/19/18	TWD	(298,879)	(9,855)	169
USD/TWD	CIT	10/11/18	TWD	(794)	(218)	—
USD/ZAR	CIT	09/19/18	ZAR	(56,613)	(4,078)	(20)
USD/ZAR	CIT	09/19/18	ZAR	(230,812)	(16,627)	509
ZAR/USD	CIT	09/19/18	ZAR	139,042	10,018	(905)
					(171,636)	(2,639)

OTC Total Return Swap Agreements
Reference Entity[2]	Counterparty	Rate Paid/Received by Fund[9]	Expiration	Notional[1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
FUTURES
Hang Seng Index Future, Expiration July 2018	BOA	N/A	07/30/18	HKD	5,701	—	6
Cotton No. 2 Future, Expiration December 2018	CGM	N/A	11/09/18		1,070	—	(105)
Cocoa Future, Expiration September 2018	MLP	N/A	08/03/18		100	—	—
						—	(99)
Total return swap agreements - paying return
FUTURES
MSCI Taiwan Index Future, Expiration July 2018	BOA	N/A	07/30/18		(1,032)	—	(15)
Coffee 'C' Future, Expiration September 2018	CGM	N/A	08/10/18		(982)	—	32
Corn Future, Expiration September 2018	CGM	N/A	08/24/18		(4,007)	—	35
Soybean Future, Expiration November 2018	CGM	N/A	10/26/18		(7,842)	—	494
Soybean Meal Future, Expiration December 2018	CGM	N/A	11/23/18		(66)	—	—
Soybean Oil Future, Expiration December 2018	CGM	N/A	11/23/18		(752)	—	39
Coffee 'C' Future, Expiration September 2018	MLP	N/A	08/10/18		(1,795)	—	69
Corn Future, Expiration September 2018	MLP	N/A	08/24/18		(1,890)	—	39
Hang Seng China Enterprises Index Future, Expiration July 2018	MLP	N/A	07/30/18	HKD	(5,951)	—	(3)
KCBT Wheat Future, Expiration September 2018	MLP	N/A	08/24/18		(126)	—	—
Lean Hogs Future, Expiration August 2018	MLP	N/A	08/14/18		(740)	—	6
Live Cattle Future, Expiration August 2018	MLP	N/A	08/03/18		(2,125)	—	(52)
Soybean Meal Future, Expiration December 2018	MLP	N/A	11/23/18		(99)	—	—
Soybean Oil Future, Expiration December 2018	MLP	N/A	11/23/18		(1,229)	—	69
Hang Seng China Enterprises Index Future, Expiration July 2018	MSC	N/A	07/30/18	HKD	(17,785)	—	(19)
						—	694

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/BlackRock Global Allocation Fund * (a)
COMMON STOCKS 57.7%
Consumer Discretionary 8.4%
Amazon.com Inc. (b) (c)	26	43,904
Charter Communications Inc. - Class A (b) (d)	97	28,411
Comcast Corp. - Class A (d)	1,306	42,862
Maruti Suzuki India Ltd.	41	5,297
Mohawk Industries Inc. (b)	89	19,022
Suzuki Motor Corp.	352	19,398
Other Securities		168,243
		327,137
Consumer Staples 3.7%
Anheuser-Busch InBev NV	162	16,380
Danone SA	362	26,480
Nestle SA	299	23,208
Procter & Gamble Co.	290	22,614
Other Securities		56,237
		144,919
Energy 4.6%
Anadarko Petroleum Corp.	477	34,973
Royal Dutch Shell Plc - Class A	565	19,558
Royal Dutch Shell Plc - Class A	2	57
Royal Dutch Shell Plc - Class A - ADR (d)	230	15,903
Royal Dutch Shell Plc - Class B	4	142
Williams Cos. Inc.	1,247	33,801
Other Securities		74,557
		178,991
Financials 7.2%
Bank of America Corp.	1,180	33,278
Charles Schwab Corp.	452	23,111
Citigroup Inc.	301	20,135
HSBC Holdings Plc	1,836	17,162
Japan Post Holdings Co. Ltd.	3	31
Morgan Stanley	509	24,142
State Street Corp.	3	308
UBS Group AG	1,330	20,445
Other Securities		139,969
		278,581
Health Care 7.8%
Anthem Inc.	121	28,690
Bayer AG	260	28,557
CVS Health Corp.	404	26,003
Fresenius SE & Co. KGaA	361	28,983
Gilead Sciences Inc.	304	21,565
NMC Health Plc (e)	399	18,836
Pfizer Inc.	779	28,251
Other Securities		121,376
		302,261
Industrials 5.1%
East Japan Railway Co.	214	20,448
Koninklijke Philips Electronics NV	798	33,904
Safran SA	208	25,220
Other Securities		119,026
		198,598
Information Technology 12.5%
Alibaba Group Holding Ltd. - ADS (b)	119	21,995
Alphabet Inc. - Class A (b)	-	221
Alphabet Inc. - Class C (b)	38	42,078
Apple Inc. (d)	443	81,935
Facebook Inc. - Class A (b)	342	66,404
Microsoft Corp. (d)	720	71,028
Murata Manufacturing Co. Ltd.	147	24,899
QUALCOMM Inc.	452	25,361
Tencent Holdings Ltd.	472	23,774
Other Securities		125,156
		482,851
Materials 3.5%
Air Products & Chemicals Inc.	162	25,192
DowDuPont Inc. (d)	548	36,092
Nitto Denko Corp.	268	20,290
	Shares/Par[1]	Value ($)
Other Securities		52,630
		134,204
Real Estate 1.3%
Other Securities		49,130
Telecommunication Services 1.9%
Vodafone Group Plc	10,556	25,575
Vodafone Group Plc - ADR	189	4,596
Other Securities		42,626
		72,797
Utilities 1.7%
NextEra Energy Inc.	124	20,790
Other Securities		44,712
		65,502
Total Common Stocks (cost $1,977,500)		2,234,971
TRUST PREFERREDS 0.2%
Financials 0.2%
Citigroup Capital XIII	130	3,516
Other Securities		3,748
Total Trust Preferreds (cost $7,209)		7,264
PREFERRED STOCKS 0.9%
Energy 0.0%
Other Securities		45
Financials 0.3%
Other Securities		13,255
Health Care 0.0%
Other Securities		1,604
Information Technology 0.5%
Other Securities		18,632
Real Estate 0.1%
Other Securities		3,057
Utilities 0.0%
Other Securities		5
Total Preferred Stocks (cost $28,458)		36,598
RIGHTS 0.0%
Other Securities		1
Total Rights (cost $1)		1
WARRANTS 0.0%
Other Securities		—
Total Warrants (cost $0)		—
CORPORATE BONDS AND NOTES 3.2%
Consumer Discretionary 0.1%
NBCUniversal Enterprise Inc.
5.25%, (callable at 100 beginning 03/19/21) (f) (g)	2,238	2,255
Consumer Staples 0.3%
Anheuser-Busch InBev Worldwide Inc.
3.50%, 01/12/24	1,675	1,665
4.00%, 04/13/28	2,760	2,750
Danone SA
2.59%, 11/02/23 (g)	3,120	2,937
Other Securities		2,797
		10,149
Energy 0.1%
Petroleos Mexicanos
5.98%, (3M US LIBOR + 3.65%), 03/11/22 (h)	1,621	1,731
Financials 1.5%
Bank of America Corp.
2.37%, 07/21/21 (h)	1,220	1,196
4.00%, 01/22/25	1,519	1,504
Bayer Capital Corp. BV
5.63%, 11/22/19, EUR (g) (i)	5,700	7,097
Citigroup Inc.
5.88%, (callable at 100 beginning 03/27/20) (e) (f)	6,306	6,457
5.95%, (callable at 100 beginning 08/15/20) (f)	2,545	2,623
2.45%, 01/10/20	2,692	2,661
HSBC Holdings Plc
6.38%, (callable at 100 beginning 09/17/24) (f) (i)	5,500	5,390

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Morgan Stanley
5.45%, (callable at 100 beginning 07/15/19) (f)	2,152	2,180
UBS Group AG
4.13%, 09/24/25 (g)	1,805	1,791
Other Securities		28,626
		59,525
Health Care 0.6%
CVS Health Corp.
3.70%, 03/09/23	10,920	10,805
Other Securities		13,227
		24,032
Industrials 0.0%
Other Securities		695
Information Technology 0.3%
Apple Inc.
3.35%, 02/09/27	4,865	4,745
3.20%, 05/11/27	4,675	4,504
Other Securities		1,465
		10,714
Materials 0.2%
Other Securities		7,531
Telecommunication Services 0.1%
Other Securities		5,371
Total Corporate Bonds And Notes (cost $142,579)		122,003
SENIOR LOAN INTERESTS 0.1%
Consumer Discretionary 0.1%
Other Securities		4,221
Energy 0.0%
Other Securities		1,120
Total Senior Loan Interests (cost $5,375)		5,341
GOVERNMENT AND AGENCY OBLIGATIONS 24.1%
Sovereign 5.8%
Argentina Republic Government International Bond
3.38%, 01/15/23, EUR	3,386	3,586
7.50%, 04/22/26	6,829	6,324
6.88%, 01/26/27	4,856	4,358
5.88%, 01/11/28	8,828	7,195
5.25%, 01/15/28, EUR	517	514
Bundesrepublik Deutschland
0.00%, 08/15/26, EUR (j) (k)	16,385	18,936
0.50%, 02/15/28, EUR (k)	54,203	64,325
Canada Government Bond
0.50%, 08/01/18, CAD	38,084	28,945
0.75%, 03/01/21, CAD	9,354	6,887
Japan Government Bond
0.10%, 10/15/18, JPY	2,693,300	24,301
Mexico Bonos
8.50%, 12/13/18, MXN	268,741	13,548
6.50%, 06/10/21, MXN	189,200	9,216
6.50%, 06/09/22, MXN	265,615	12,820
Other Securities		23,106
		224,061
U.S. Treasury Securities 18.3%
U.S. Treasury Note
1.25%, 12/15/18 (c) (l)	8,325	8,293
1.13%, 07/31/21	8,017	7,660
2.63%, 02/28/23	94,553	94,154
2.75%, 04/30/23	120,541	120,617
2.75%, 05/31/23	94,861	94,965
2.88%, 05/31/25 (c)	199,019	199,734
2.75%, 02/15/28 (c)	151,446	150,050
2.88%, 05/15/28	32,392	32,442
		707,915
Total Government And Agency Obligations (cost $937,986)		931,976
	Shares/Par[1]	Value ($)
INVESTMENT COMPANIES 2.6%
iShares Gold Trust Fund (b) (l) (m)	2,162	25,982
SPDR Gold Trust ETF (b) (c) (d) (l)	637	75,577
Total Investment Companies (cost $105,969)		101,559
SHORT TERM INVESTMENTS 14.4%
Securities Lending Collateral 0.9%
Securities Lending Cash Collateral Fund LLC, 1.99% (m) (n)	36,815	36,815
Treasury Securities 13.5%
Japan Treasury Bill
-0.15%, 09/10/18, JPY (o)	2,626,950	23,692
0.00%, 10/01/18, JPY (o)	1,640,200	14,794
U.S. Treasury Bill
1.60%, 07/05/18 (o)	197,000	196,952
1.72%, 07/12/18 (o)	120,000	119,930
1.75%, 07/19/18 (o)	97,000	96,909
1.64%, 07/26/18 (c) (o)	69,000	68,913
		521,190
Total Short Term Investments (cost $558,249)		558,005
Total Investments 103.2% (cost $3,763,326)		3,997,718
Total Securities Sold Short (0.3)% (proceeds $13,590)		(13,439)
Total Purchased Options 0.2% (cost $13,716)		8,373
Other Derivative Instruments (0.3)%		(13,411)
Other Assets and Liabilities, Net (2.8)%		(104,928)
Total Net Assets 100.0%		3,874,313

(a) Consolidated Schedule of Investments.

(b) Non-income producing security.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) All or a portion of the security is subject to a written call option.

(e) All or portion of the security was on loan.

(f) Perpetual security. Next contractual call date presented, if applicable.

(g) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2018, the value and the percentage of net assets of these liquid securities was $32,423 and 0.8%, respectively.

(h) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(i) Convertible security.

(j) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(k) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(l) All or a portion of the security is held in the respective subsidiary. See Significant Accounting Policies, Basis of Consolidation in the Notes to Financial Statements.

(m) Investment in affiliate.

(n) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

(o) The coupon rate represents the yield to maturity.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (0.3%)
COMMON STOCKS (0.3%)
Consumer Staples (0.1%)
Estee Lauder Cos. Inc. - Class A	(20)	(2,814)
	Shares/Par[1]	Value ($)
Pernod-Ricard SA	(12)	(1,902)
		(4,716)
Information Technology (0.0%)
Yaskawa Electric Corp.	(55)	(1,934)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Materials (0.2%)
LyondellBasell Industries NV - Class A	(62)	(6,789)
	Shares/Par[1]	Value ($)
Total Common Stocks (proceeds $13,590)		(13,439)
Total Securities Sold Short (0.3%) (proceeds $13,590)		(13,439)

Summary of Investments by Country^	Total Long Term Investments
Argentina	0.9%
Australia	0.5
Belgium	0.6
Brazil	0.7
Canada	1.8
Chile	—
China	1.5
Czech Republic	—
Denmark	—
Finland	—
France	2.5
Germany	4.4
Hong Kong	0.9
India	1.6
Indonesia	0.1
Ireland	0.1
Israel	—
Italy	1.1
Japan	10.2
Luxembourg	0.1
Macau	—
Malaysia	—
Mexico	1.1
Netherlands	3.2
Norway	—
Poland	—
Portugal	0.1
Singapore	0.3
South Africa	—
South Korea	0.8
Spain	0.4
Sweden	—
Switzerland	1.3
Taiwan	0.9
Thailand	0.2
Turkey	—
United Arab Emirates	0.7
United Kingdom	2.0
United States of America	62.0
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
iShares Gold Trust Fund	9,265	18,340	—	—	—	(1,623)	25,982	0.7

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
AliphCom Inc., 0.00%, 04/01/20	04/28/15	13,751	—	—
Australia Government Bond, 3.00%, 03/21/47	05/25/17	8,230	8,628	0.2
Bio City Development Co. BV, 0.00%, 07/06/18	08/26/11	708	137	—
Bundesrepublik Deutschland, 0.00%, 08/15/26	10/25/16	17,812	18,936	0.5
Bundesrepublik Deutschland, 0.50%, 02/15/28	06/29/18	64,423	64,325	1.7
Dana Gas Sukuk Ltd., 0.00%, 10/31/17	05/20/13	4,891	4,601	0.1
Domo Inc. - Series E	03/27/14	5,514	1,131	—
Fieldwood Energy Inc.	05/16/18	149	149	—

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Grand Rounds Inc. - Series C	04/01/15	1,774	1,604	—
Inversiones Alsacia SA, 0.00%, 12/31/18	12/31/14	1,868	55	—
Jawbone Health Hub Inc.	01/31/17	—	—	—
Lookout Inc.	03/05/15	237	4	—
Lookout Inc. - Series F	09/22/14	3,242	2,370	0.1
Palantir Technologies Inc. - Series I	02/10/14	3,142	2,962	0.1
REI Agro Ltd., 0.00%, 11/13/14	05/13/14	606	9	—
REI Agro Ltd., 0.00%, 11/13/14	08/26/12	184	3	—
TFS Corp. Ltd., 0.00%, 08/01/23	07/21/16	9,935	7,011	0.2
Uber Technologies Inc.	06/09/14	4,702	12,125	0.3
		141,168	124,050	3.2

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Euro STOXX 50	(36)	September 2018	EUR	(1,250)	(17)	35
FTSE 100 Index	(5)	September 2018	GBP	(383)	(3)	3
NASDAQ 100 E-Mini	13	September 2018		1,866	1	(29)
S&P 500 E-Mini Index	(48)	September 2018		(6,648)	(5)	116
Yen Denominated Nikkei 225	(36)	September 2018	JPY	(409,062)	9	82
					(15)	207

Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate (%)	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M LIBOR (S)	Paying	2.40	03/07/23		48,038	(25)	(1,041)
3M LIBOR (S)	Paying	2.33	06/14/23		54,766	(29)	(1,443)
3M LIBOR (S)	Paying	2.73	07/25/28		29,796	(24)	(628)
6M EURIBOR (S)	Receiving	0.42	03/07/23	EUR	42,514	20	(442)
6M EURIBOR (S)	Receiving	0.34	06/14/23	EUR	43,916	22	(195)
6M EURIBOR (S)	Receiving	0.37	08/15/26	EUR	16,402	6	436
6M EURIBOR (S)	Receiving	0.84	02/15/28	EUR	29,810	(7)	(7)
6M EURIBOR (S)	Receiving	0.84	02/15/28	EUR	29,813	(8)	(8)
6M EURIBOR (S)	Receiving	1.08	07/25/28	EUR	20,910	4	(444)
						(41)	(3,772)

Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Options on Securities
SPDR Gold Trust ETF ‡	Call	128.00	07/20/18	789	2
					2

OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts [1]	Value ($)
Index Options
Euro Stoxx 50 Index	DUB	Call	EUR	3,426.55	09/21/18	1,006	87
Euro Stoxx Bank Index	BCL	Call	EUR	136.97	03/19/21	61,665	177
Euro Stoxx Bank Index	CIT	Call	EUR	131.88	06/19/20	79,854	202
Euro Stoxx Bank Index	DUB	Call	EUR	136.56	04/16/21	58,635	175
Euro Stoxx Bank Index	SGB	Call	EUR	117.57	03/20/20	48,547	337
Euro Stoxx Bank Index	UBS	Call	EUR	134.92	06/18/21	63,580	158
Russell 2000 Index	BOA	Call		1,700.00	03/15/19	10,594	754
Russell 2000 Index	BOA	Call		1,700.00	12/21/18	7,967	409
TOPIX Banks Index	BNP	Call	JPY	194.04	03/13/20	3,556,337	211
TOPIX Banks Index	BOA	Call	JPY	191.28	12/13/19	2,633,004	145
TOPIX Banks Index	MSC	Call	JPY	191.28	12/13/19	4,976,232	274
TOPIX Banks Index	MSC	Call	JPY	192.04	04/10/20	3,164,627	185
							3,114

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

OTC Purchased Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts [1]	Value ($)
Interest Rate Swaptions[11]
3M LIBOR, 07/11/28	GSC	Call		2.42	07/09/18	104,263,121	—
							—
Options on Securities
BP Plc	UBS	Call		52.00	06/21/19	338,254	412
Chevron Corp.	UBS	Call		125.00	01/18/19	101,328	831
ConocoPhillips Co.	UBS	Call		75.00	06/21/19	176,716	896
Exxon Mobil Corp.	UBS	Call		95.00	01/18/19	68,891	57
Jupai Holdings Ltd.	MSC	Call	JPY	4,894.87	12/11/20	110,932	120
Jupai Holdings Ltd.	MSC	Call	JPY	4,816.24	09/11/20	111,041	143
Jupai Holdings Ltd.	MSC	Call	JPY	4,756.33	03/13/20	137,345	170
Occidental Petroleum Corp.	UBS	Call		92.50	06/21/19	88,595	322
Occidental Petroleum Corp.	UBS	Call		75.00	01/18/19	64,561	712
Royal Dutch Shell Plc - Class A	UBS	Call		77.00	06/21/19	193,080	273
Schlumberger Ltd.	UBS	Call		90.00	01/18/19	99,719	24
SPDR Gold Trust ETF ‡	JPM	Call		130.00	07/20/18	47,266	1
SPDR Gold Trust ETF ‡	JPM	Call		129.00	07/20/18	47,298	—
SPDR Gold Trust ETF ‡	SGB	Call		129.00	08/17/18	158,900	18
Suncor Energy Inc.	UBS	Call		45.00	06/21/19	228,336	476
Total SA	UBS	Call		60.00	01/18/19	219,724	802
							5,257
Spread Options
Spread between 30-year and 5-year ICE Swap Rates	GSC	Call		0.60	11/06/18	79,520,000	—
							—

OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Notional/ Contracts [1]	Value ($)
Index Options
Euro Stoxx Bank Index	CIT	Call	EUR	161.62	06/19/20	79,854	(30)
Euro Stoxx Bank Index	SGB	Call	EUR	159.00	03/20/20	48,547	(27)
Euro Stoxx Bank Index	BCL	Put	EUR	110.23	03/19/21	41,110	(1,045)
Euro Stoxx Bank Index	CIT	Put	EUR	106.02	06/19/20	53,237	(1,023)
Euro Stoxx Bank Index	DUB	Put	EUR	118.81	04/16/21	19,545	(643)
Euro Stoxx Bank Index	DUB	Put	EUR	99.04	04/16/21	19,545	(355)
Euro Stoxx Bank Index	SGB	Put	EUR	100.77	03/20/20	32,365	(412)
Euro Stoxx Bank Index	UBS	Put	EUR	106.38	06/18/21	41,826	(1,108)
Russell 2000 Index	BOA	Call		1,875.00	12/21/18	7,967	(42)
Russell 2000 Index	BOA	Call		1,900.00	03/15/19	10,594	(110)
Russell 2000 Index	BOA	Put		1,600.00	12/21/18	6,639	(379)
S&P 500 Index	BOA	Put		2,600.00	03/15/19	6,091	(583)
TOPIX Banks Index	BNP	Call	JPY	237.47	03/13/20	3,556,337	(47)
TOPIX Banks Index	BOA	Call	JPY	221.29	12/13/19	2,633,004	(47)
TOPIX Banks Index	MSC	Call	JPY	221.29	12/13/19	4,976,232	(88)
TOPIX Banks Index	MSC	Call	JPY	233.87	04/10/20	3,164,627	(45)
TOPIX Banks Index	BNP	Put	JPY	155.80	03/13/20	3,556,337	(385)
TOPIX Banks Index	BOA	Put	JPY	156.59	12/13/19	2,633,004	(266)
TOPIX Banks Index	MSC	Put	JPY	156.59	12/13/19	4,976,232	(502)
TOPIX Banks Index	MSC	Put	JPY	157.82	04/10/20	3,164,627	(412)
							(7,549)
Options on Securities
Apple Inc.	BCL	Call		160.00	01/18/19	26,120	(772)
BP Plc	UBS	Call		59.00	06/21/19	338,254	(133)
Charter Communications Inc. - Class A	CCI	Call		305.00	12/21/18	10,536	(252)
Charter Communications Inc. - Class A	CGM	Call		315.00	12/21/18	20,716	(414)
Comcast Corp. - Class A	CIT	Call		36.25	01/18/19	111,994	(158)
ConocoPhillips Co.	UBS	Call		85.00	06/21/19	176,716	(398)
DowDuPont Inc.	BCL	Call		70.00	01/18/19	57,850	(171)
Exxon Mobil Corp.	UBS	Put		60.00	01/18/19	68,891	(22)
Fifth Third Bancorp	MSC	Call		34.00	11/16/18	192,936	(52)
FleetCor Technologies, Inc.	BCL	Call		180.00	01/18/19	12,550	(475)
Jupai Holdings Ltd.	MSC	Call	JPY	5,679.90	03/13/20	137,345	(35)
Jupai Holdings Ltd.	MSC	Put	JPY	3,832.77	03/13/20	137,345	(402)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Notional/ Contracts [1]	Value ($)
Jupai Holdings Ltd.	MSC	Put	JPY	3,820.96	09/11/20	74,027	(266)
Jupai Holdings Ltd.	MSC	Put	JPY	3,786.60	12/11/20	73,955	(291)
Microsoft Corp.	BCL	Call		90.00	01/18/19	46,293	(587)
Occidental Petroleum Corp.	UBS	Call		105.00	06/21/19	88,595	(95)
Pioneer Natural Resources Co.	UBS	Call		165.00	01/18/19	26,643	(911)
Royal Dutch Shell Plc - Class A	UBS	Call		87.50	06/21/19	193,080	(93)
Schlumberger Ltd.	UBS	Put		60.00	01/18/19	99,719	(200)
SPDR Gold Trust ETF ‡	SGB	Call		142.00	08/17/18	158,900	(1)
SPDR Gold Trust ETF ‡	SGB	Put		119.00	08/17/18	158,900	(274)
Suncor Energy Inc.	UBS	Call		50.00	06/21/19	228,336	(204)
United Continental Holdings Inc.	DUB	Call		75.00	01/18/19	33,402	(157)
							(6,363)

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	DUB	07/13/18	AUD	13,214	9,774	(110)
EUR/USD	UBS	07/12/18	EUR	11,188	13,064	(825)
EUR/USD	DUB	07/13/18	EUR	17,550	20,494	(1,465)
EUR/USD	GSC	07/20/18	EUR	17,550	20,504	(1,465)
EUR/USD	BNP	07/27/18	EUR	17,550	20,515	(1,471)
EUR/USD	UBS	08/03/18	EUR	17,550	20,526	(1,469)
GBP/USD	JPM	08/10/18	GBP	7,445	9,836	(292)
GBP/USD	BCL	08/16/18	GBP	7,435	9,825	(254)
GBP/USD	JPM	08/23/18	GBP	7,708	10,189	(213)
GBP/USD	DUB	09/14/18	GBP	12,915	17,089	(191)
GBP/USD	DUB	09/21/18	GBP	12,914	17,093	(141)
GBP/USD	GSC	09/28/18	GBP	12,915	17,100	(139)
GBP/USD	JPM	10/05/18	GBP	12,870	17,046	(142)
JPY/USD	DUB	07/12/18	JPY	1,875,917	16,925	(660)
JPY/USD	BNP	07/19/18	JPY	1,878,652	16,958	(678)
NOK/USD	MSC	07/27/18	NOK	62,294	7,644	(193)
PLN/USD	GSC	08/02/18	PLN	34,544	9,218	(716)
SEK/EUR	GSC	09/21/18	EUR	(8,257)	(9,694)	(118)
SEK/EUR	BCL	09/28/18	EUR	(8,167)	(9,594)	(118)
USD/AUD	DUB	07/13/18	AUD	(13,214)	(9,774)	464
USD/AUD	GSC	07/26/18	AUD	(8,856)	(6,551)	188
USD/BRL	BNP	09/06/18	BRL	(37,865)	(9,707)	94
USD/EUR	UBS	07/12/18	EUR	(11,188)	(13,063)	183
USD/EUR	DUB	07/13/18	EUR	(17,550)	(20,494)	287
USD/EUR	GSC	07/20/18	EUR	(17,550)	(20,504)	288
USD/EUR	BNP	07/27/18	EUR	(17,550)	(20,515)	993
USD/EUR	UBS	08/03/18	EUR	(17,550)	(20,526)	999
USD/JPY	JPM	07/05/18	JPY	(119,965)	(1,082)	3
USD/JPY	DUB	07/12/18	JPY	(1,875,917)	(16,925)	324
USD/JPY	BNP	07/19/18	JPY	(1,878,652)	(16,958)	334
USD/JPY	BCL	09/10/18	JPY	(2,626,950)	(23,803)	190
USD/JPY	BOA	10/01/18	JPY	(1,640,200)	(14,885)	17
ZAR/USD	BCL	07/20/18	ZAR	162,450	11,798	(367)
					51,523	(6,663)

OTC Cross-Currency Swap Agreements

Receive Rate[2,10]	Pay Rate[10]	Counterparty	Expiration	Notional1 Received	Notional[1] Delivered		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Fixed rate of 2.01% (S)	Fixed rate of 0.10%	BOA	10/15/18	26,035	JPY	(2,693,300)	—	1,766
							—	1,766

OTC Total Return Swap Agreements
Reference Entity[2]	Counterparty	Rate Paid/Received by Fund[9]	Expiration	Notional[1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
FUTURES
Euro Stoxx 50 Index Dividend Future, Expiration December 2019	BNP	N/A	12/20/19	EUR	1,244	—	316
Euro Stoxx 50 Index Dividend Future, Expiration December 2019	BNP	N/A	12/20/19	EUR	1,149	—	282
Euro Stoxx 50 Index Dividend Future, Expiration December 2019	BNP	N/A	12/20/19	EUR	914	—	212
Euro Stoxx 50 Index Dividend Future, Expiration December 2020	BNP	N/A	12/18/20	EUR	250	—	88
Euro Stoxx 50 Index Dividend Future, Expiration December 2020	BNP	N/A	12/18/20	EUR	289	—	100
Euro Stoxx 50 Index Dividend Future, Expiration December 2020	BNP	N/A	12/18/20	EUR	1,018	—	342
Euro Stoxx 50 Index Dividend Future, Expiration December 2020	BNP	N/A	12/18/20	EUR	339	—	114

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

OTC Total Return Swap Agreements (continued)
Reference Entity[2]	Counterparty	Rate Paid/Received by Fund[9]	Expiration	Notional[1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Euro Stoxx 50 Index Dividend Future, Expiration December 2020	BNP	N/A	12/18/20	EUR	994	—	195
Euro Stoxx 50 Index Dividend Future, Expiration December 2020	BNP	N/A	12/18/20	EUR	626	—	217
Euro Stoxx 50 Index Dividend Future, Expiration December 2020	BNP	N/A	12/18/20	EUR	337	—	116
Euro Stoxx 50 Index Dividend Future, Expiration December 2021	BNP	N/A	12/17/21	EUR	475	—	98
Euro Stoxx 50 Index Dividend Future, Expiration December 2021	BNP	N/A	12/17/21	EUR	302	—	3
Euro Stoxx 50 Index Dividend Future, Expiration December 2021	BNP	N/A	12/17/21	EUR	502	—	81
Euro Stoxx 50 Index Dividend Future, Expiration December 2021	BNP	N/A	12/17/21	EUR	553	—	50
Euro Stoxx 50 Index Dividend Future, Expiration December 2021	BNP	N/A	12/17/21	EUR	609	—	12
Euro Stoxx 50 Index Dividend Future, Expiration December 2022	BNP	N/A	12/16/22	EUR	274	—	25
Euro Stoxx 50 Index Dividend Future, Expiration December 2022	BNP	N/A	12/16/22	EUR	534	—	53
Euro Stoxx 50 Index Dividend Future, Expiration December 2022	BNP	N/A	12/16/22	EUR	1,151	—	36
Euro Stoxx 50 Index Dividend Future, Expiration December 2022	BNP	N/A	12/16/22	EUR	543	—	42
Euro Stoxx 50 Index Dividend Future, Expiration December 2023	BNP	N/A	12/15/23	EUR	794	—	15
Euro Stoxx 50 Index Dividend Future, Expiration December 2023	BNP	N/A	12/15/23	EUR	831	—	(1)
Nikkei Dividend Future, Expiration April 2021	BNP	N/A	04/01/21	JPY	68,895	—	120
Nikkei Dividend Future, Expiration April 2021	BNP	N/A	04/01/21	JPY	50,580	—	38
Nikkei Dividend Future, Expiration April 2021	BNP	N/A	04/01/21	JPY	34,695	—	58
Nikkei Dividend Future, Expiration April 2021	BNP	N/A	04/01/21	JPY	135,800	—	216
Nikkei Dividend Future, Expiration April 2021	BNP	N/A	04/01/21	JPY	31,040	—	49
Nikkei Dividend Future, Expiration April 2022	BNP	N/A	04/01/22	JPY	71,730	—	104
Nikkei Dividend Future, Expiration April 2022	BNP	N/A	04/01/22	JPY	71,550	—	105
Nikkei Dividend Future, Expiration April 2022	BNP	N/A	04/01/22	JPY	137,550	—	219
Nikkei Dividend Future, Expiration April 2022	BNP	N/A	04/01/22	JPY	51,120	—	39
Nikkei Dividend Future, Expiration April 2023	BNP	N/A	04/03/23	JPY	50,760	—	46
S&P 500 Annual Dividend Index Future, Expiration December 2018	BNP	N/A	12/21/18		2,431	—	374
S&P 500 Annual Dividend Index Future, Expiration December 2021	BNP	N/A	12/17/21		1,287	—	337
S&P 500 Annual Dividend Index Future, Expiration December 2020	GSC	N/A	12/18/20		995	—	231
Nikkei Dividend Future, Expiration April 2023	JPM	N/A	04/03/23	JPY	51,360	—	40
						—	4,372

‡All or a portion of the derivative instrument is held in the respective subsidiary. See Significant Accounting Policies, Basis of Consolidation in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/BlackRock Global Natural Resources Fund
COMMON STOCKS 99.5%
Australia 4.0%
Beadell Resources Ltd. (a) (b)	21,822	1,100
Newcrest Mining Ltd.	991	16,075
Nufarm Ltd. (b)	1,223	8,018
OZ Minerals Ltd.	1,091	7,614
		32,807
Belgium 0.8%
Umicore SA	110	6,286
Brazil 3.6%
Vale SA - ADR	2,290	29,359
Canada 22.3%
Canadian Natural Resources Ltd.	338	12,210
EnCana Corp.	311	4,062
First Quantum Minerals Ltd.	864	12,732
Franco-Nevada Corp.	105	7,648
Lundin Mining Corp.	1,265	7,036
Neo Lithium Corp. (a)	5,739	5,718
Nevsun Resources Ltd.	2,427	8,435
Nutrien Ltd. (b)	948	51,543
Stelco Holdings Inc.	904	17,422
Suncor Energy Inc.	759	30,902
Teck Resources Ltd. - Class B	612	15,581
Wheaton Precious Metals Corp.	446	9,831
		183,120
China 1.2%
CNOOC Ltd.	5,826	10,154
France 4.7%
Total SA	635	38,602
Ireland 3.1%
Glambia Plc (b)	518	9,618
Smurfit Kappa Group Plc	389	15,827
		25,445
Luxembourg 2.3%
ArcelorMittal	654	18,967
Netherlands 5.9%
Royal Dutch Shell Plc - Class B	1,350	48,221
Norway 0.8%
Yara International ASA	167	6,883
Russian Federation 0.4%
Polyus PJSC - GDR	104	3,415
Switzerland 5.5%
Glencore Plc	9,448	44,887
United Kingdom 18.0%
BHP Billiton Plc	1,928	43,259
BP Plc	5,766	43,799
Cairn Energy Plc (a)	1,634	5,382
Fresnillo Plc	468	7,028
Mondi Plc	452	12,183
Rio Tinto Plc	652	35,815
		147,466
United States of America 26.9%
Albemarle Corp.	76	7,182
Archer-Daniels-Midland Co.	652	29,876
Baker Hughes a GE Co. LLC - Class A	161	5,314
Bunge Ltd.	80	5,604
CF Industries Holdings Inc.	121	5,383
Chevron Corp.	109	13,808
ConocoPhillips Co.	178	12,386
Deere & Co.	75	10,417
Devon Energy Corp.	193	8,462
EQT Corp.	95	5,241
Exxon Mobil Corp.	284	23,495
FMC Corp.	166	14,842
Halliburton Co.	182	8,213
Hormel Foods Corp. (b)	352	13,087
International Paper Co.	118	6,154
Kosmos Energy Ltd. (a)	502	4,152
	Shares/Par[1]	Value ($)
Packaging Corp. of America	147	16,395
Pioneer Natural Resources Co.	51	9,676
Trimble Inc. (a)	169	5,554
Tyson Foods Inc. - Class A	69	4,775
Valero Energy Corp.	101	11,166
		221,182
Total Common Stocks (cost $770,545)		816,794
SHORT TERM INVESTMENTS 3.2%
Investment Companies 0.4%
JNL Government Money Market Fund - Institutional Class, 1.79% (c) (d)	3,452	3,452
Securities Lending Collateral 2.8%
Securities Lending Cash Collateral Fund LLC, 1.99% (c) (d)	22,446	22,446
Total Short Term Investments (cost $25,898)		25,898
Total Investments 102.7% (cost $796,443)		842,692
Other Assets and Liabilities, Net (2.7)%		(22,231)
Total Net Assets 100.0%		820,461

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/BlackRock Large Cap Select Growth Fund
COMMON STOCKS 97.8%
Consumer Discretionary 22.3%
Amazon.com Inc. (a)	185	315,085
Booking Holdings Inc. (a)	53	106,992
Domino's Pizza Inc. (b)	140	39,563
Home Depot Inc.	208	40,640
Mohawk Industries Inc. (a)	122	26,236
Netflix Inc. (a)	314	122,896
Nike Inc. - Class B	486	38,732
Tesla Inc. (a) (b)	112	38,581
Ulta Beauty Inc. (a) (b)	288	67,181
		795,906
Consumer Staples 3.5%
Bunge Ltd.	411	28,659
Constellation Brands Inc. - Class A	303	66,354
Dr. Pepper Snapple Group Inc.	251	30,692
		125,705
Energy 1.0%
Pioneer Natural Resources Co.	181	34,259
Financials 6.1%
Bank of America Corp.	1,252	35,291
Berkshire Hathaway Inc. - Class B (a)	231	43,136
E*TRADE Financial Corp. (a)	893	54,604
First Republic Bank	337	32,579
S&P Global Inc.	258	52,622
		218,232
Health Care 11.7%
Becton Dickinson & Co.	301	72,058
Boston Scientific Corp. (a)	2,035	66,555
Illumina Inc. (a)	190	52,958
UnitedHealth Group Inc.	652	159,960
Vertex Pharmaceuticals Inc. (a)	189	32,101
Zoetis Inc. - Class A	390	33,244
		416,876
Industrials 8.2%
CoStar Group Inc. (a) (b)	152	62,574
Equifax Inc.	355	44,393
Honeywell International Inc.	212	30,498
Rockwell Automation Inc.	94	15,562
Roper Industries Inc.	119	32,795
TransDigm Group Inc.	106	36,443
Union Pacific Corp.	444	62,887
Xylem Inc.	80	5,366
		290,518
Information Technology 40.3%
Activision Blizzard Inc.	583	44,471
Adobe Systems Inc. (a)	332	80,934
Alibaba Group Holding Ltd. - ADS (a)	132	24,550
Alphabet Inc. - Class A (a)	157	176,959
ASML Holding NV - ADR (b)	261	51,597
Autodesk Inc. (a)	400	52,385
	Shares/Par[1]	Value ($)
Broadcom Inc.	71	17,246
Electronic Arts Inc. (a)	473	66,784
Facebook Inc. - Class A (a)	578	112,247
Intuit Inc.	89	18,103
MasterCard Inc. - Class A	385	75,624
MercadoLibre Inc.	161	48,073
Microsoft Corp.	2,085	205,654
Nvidia Corp.	234	55,492
PayPal Holdings Inc. (a)	685	57,035
Salesforce.com Inc. (a)	430	58,722
Tencent Holdings Ltd.	2,423	122,175
Visa Inc. - Class A	1,259	166,716
		1,434,767
Materials 2.9%
DowDuPont Inc.	307	20,251
Sherwin-Williams Co.	104	42,527
Vulcan Materials Co.	315	40,681
		103,459
Real Estate 1.4%
SBA Communications Corp. (a)	306	50,505
Telecommunication Services 0.4%
Zayo Group Holdings Inc. (a)	387	14,131
Total Common Stocks (cost $2,380,478)		3,484,358
PREFERRED STOCKS 0.2%
Information Technology 0.2%
Palantir Technologies Inc. - Series I (a) (c) (d) (e)	1,246	7,203
Total Preferred Stocks (cost $7,639)		7,203
SHORT TERM INVESTMENTS 3.0%
Investment Companies 2.4%
JNL Government Money Market Fund - Institutional Class, 1.79% (f) (g)	84,683	84,683
Securities Lending Collateral 0.6%
Securities Lending Cash Collateral Fund LLC, 1.99% (f) (g)	24,055	24,055
Total Short Term Investments (cost $108,738)		108,738
Total Investments 101.0% (cost $2,496,855)		3,600,299
Other Assets and Liabilities, Net (1.0)%		(36,685)
Total Net Assets 100.0%		3,563,614

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(e) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Palantir Technologies Inc. - Series I	02/10/14	7,639	7,203	0.2

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/Boston Partners Global Long Short Equity Fund *
COMMON STOCKS 93.6%
Consumer Discretionary 7.9%
Comcast Corp. - Class A (a)	191	6,281
Lowe's Cos. Inc.	55	5,225
TJX Cos. Inc.	60	5,684
Other Securities		26,425
		43,615
Consumer Staples 4.3%
Seven & I Holdings Co. Ltd.	107	4,677
Other Securities		18,933
		23,610
Energy 9.8%
Parsley Energy Inc. - Class A (a) (b)	171	5,165
Pioneer Natural Resources Co. (a)	33	6,256
Royal Dutch Shell Plc - Class A	268	9,288
Total SA	130	7,900
Woodside Petroleum Ltd.	212	5,590
Other Securities		19,562
		53,761
Financials 18.7%
American Express Co. (a)	62	6,078
Aviva Plc	742	4,932
Bank of America Corp. (a)	373	10,528
Berkshire Hathaway Inc. - Class B (a) (b)	39	7,368
Chubb Ltd. (a)	53	6,795
Citigroup Inc. (a)	71	4,737
Everest Re Group Ltd. (a)	25	5,841
Goldman Sachs Group Inc.	39	8,704
Morgan Stanley	129	6,103
Swiss Re AG	56	4,800
Other Securities		37,048
		102,934
Health Care 9.2%
Anthem Inc. (a)	46	11,012
Johnson & Johnson	52	6,339
Laboratory Corp. of America Holdings (a) (b)	64	11,415
McKesson Corp.	35	4,705
Roche Holding AG	31	6,800
Other Securities		10,187
		50,458
Industrials 13.2%
ABB Ltd.	245	5,336
Eaton Corp. Plc (a)	105	7,841
Fuji Electric Holdings Co. Ltd.	1,084	8,253
Masco Corp. (a)	164	6,143
Siemens AG	36	4,755
United Technologies Corp. (a)	49	6,132
Other Securities		34,369
		72,829
Information Technology 17.2%
Alphabet Inc. - Class C (a) (b)	7	7,567
	Shares/Par[1]	Value ($)
Capgemini SA	53	7,060
Cisco Systems Inc. (a)	142	6,116
DXC Technology Co. (a)	81	6,563
Flextronics International Ltd. (a) (b) (c)	456	6,427
HP Inc. (a)	243	5,503
Leidos Holdings Inc. (a)	86	5,093
Microsoft Corp. (a)	170	16,733
NetApp Inc. (a)	68	5,363
Oracle Corp. (c)	121	5,326
Samsung Electronics Co. Ltd.	122	5,116
TE Connectivity Ltd.	54	4,828
Other Securities		13,134
		94,829
Materials 8.5%
CRH Plc	208	7,334
DowDuPont Inc. (a)	84	5,540
Nutrien Ltd.	101	5,509
Trinseo SA	68	4,802
Other Securities		23,567
		46,752
Telecommunication Services 4.0%
KDDI Corp.	185	5,052
Verizon Communications Inc.	134	6,752
Other Securities		10,130
		21,934
Utilities 0.8%
Vistra Energy Corp. (b)	198	4,676
Total Common Stocks (cost $482,126)		515,398
PREFERRED STOCKS 0.6%
Consumer Discretionary 0.6%
Other Securities		3,618
Total Preferred Stocks (cost $4,248)		3,618
SHORT TERM INVESTMENTS 6.3%
Investment Companies 5.7%
JNL Government Money Market Fund - Institutional Class, 1.79% (d) (e)	31,122	31,122
Securities Lending Collateral 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95% (e)	3,545	3,545
Total Short Term Investments (cost $34,667)		34,667
Total Investments 100.5% (cost $521,041)		553,683
Total Securities Sold Short (38.4)% (proceeds $196,711)		(211,546)
Other Derivative Instruments (0.1)%		(451)
Other Assets and Liabilities, Net 38.0%		208,971
Total Net Assets 100.0%		550,657

(a) All or a portion of the security is pledged or segregated as collateral.

(b) Non-income producing security.

(c) All or a portion of the security is subject to a written call option.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (38.4%)
COMMON STOCKS (38.4%)
Consumer Discretionary (7.3%)
ANTA Sports Products Ltd.	(306)	(1,625)
Asics Corp.	(137)	(2,318)
Brembo SpA	(181)	(2,450)
Canada Goose Holdings Inc.	(22)	(1,308)
Carmax Inc.	(17)	(1,237)
Chegg Inc.	(79)	(2,191)
Cracker Barrel Old Country Store Inc.	(11)	(1,697)
Domino's Pizza Enterprises Ltd.	(29)	(1,100)
iRobot Corp.	(9)	(650)
Jack in the Box Inc.	(25)	(2,103)
JINS Inc.	(32)	(1,833)
Kingfisher Plc	(363)	(1,415)
Mattel Inc.	(112)	(1,834)
Netflix Inc.	(4)	(1,698)
Norwegian Cruise Line Holdings Ltd.	(32)	(1,520)
	Shares/Par[1]	Value ($)
Ocado Group Plc	(98)	(1,333)
Sharp Corp.	(97)	(2,465)
Tesla Inc.	(13)	(4,407)
Thomson Reuters Corp.	(37)	(1,496)
Under Armour Inc. - Class A	(85)	(1,921)
Wayfair Inc. - Class A	(22)	(2,621)
Zalando SE	(21)	(1,190)
		(40,412)
Consumer Staples (2.4%)
FamilyMart UNY Holdings Co. Ltd.	(21)	(2,167)
Ito En Ltd.	(50)	(2,327)
Kimberly-Clark de Mexico SAB de CV - Class A	(865)	(1,460)
Lindt & Spruengli AG	—	(1,441)
Marine Harvest ASA	(85)	(1,685)
Spectrum Brands Holdings Inc.	(21)	(1,676)
Toyo Suisan Kaisha Ltd.	(39)	(1,395)
Treasury Wine Estates Ltd.	(81)	(1,050)
		(13,201)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Energy (2.9%)
Antero Resources Corp.	(93)	(1,980)
Apache Corp.	(50)	(2,317)
Helmerich & Payne Inc.	(27)	(1,716)
Hess Corp.	(39)	(2,580)
Matador Resources Co.	(44)	(1,317)
National Oilwell Varco Inc.	(46)	(2,011)
PrairieSky Royalty Ltd.	(115)	(2,268)
Range Resources Corp.	(89)	(1,484)
		(15,673)
Financials (4.5%)
Bankinter SA	(176)	(1,713)
Challenger Financial Services Group Ltd.	(213)	(1,862)
Community Bank System Inc.	(31)	(1,842)
Credit Agricole SA	(103)	(1,364)
Credit Suisse Group AG	(145)	(2,179)
Cullen/Frost Bankers Inc.	(12)	(1,301)
FactSet Research Systems Inc.	(11)	(2,102)
Gjensidige Forsikring ASA	(107)	(1,743)
Hang Seng Bank Ltd.	(68)	(1,705)
MarketAxess Holdings Inc.	(7)	(1,408)
Metro Bank Plc	(44)	(1,860)
RLI Corp.	(40)	(2,630)
Standard Chartered Plc	(109)	(993)
State Bank of India - GDR	(24)	(908)
Westamerica Bancorp	(22)	(1,237)
		(24,847)
Health Care (2.5%)
Exact Sciences Corp.	(24)	(1,447)
Genmab A/S	(9)	(1,428)
Inovalon Holdings Inc. - Class A	(131)	(1,301)
Mediclinic International Plc	(206)	(1,423)
Medidata Solutions Inc.	(32)	(2,569)
Myriad Genetics Inc.	(39)	(1,451)
Olympus Corp.	(49)	(1,821)
Siemens Healthineers AG	(54)	(2,229)
		(13,669)
Industrials (5.8%)
AAON Inc.	(99)	(3,304)
Andritz AG	(27)	(1,453)
Cimpress NV	(11)	(1,550)
Edenred	(56)	(1,762)
Flowserve Corp.	(28)	(1,117)
Georg Fischer AG	(1)	(1,628)
John Bean Technologies Corp.	(9)	(824)
LATAM Airlines Group SA - ADR	(146)	(1,449)
Lennox International Inc.	(8)	(1,686)
Middleby Corp.	(11)	(1,143)
MTU Aero Engines Holding AG	(10)	(1,828)
Multi-Color Corp.	(33)	(2,134)
Nidec Corp.	(7)	(1,080)
Panalpina Welttransport Holding AG	(10)	(1,362)
Ritchie Bros. Auctioneers Inc.	(51)	(1,723)
Rollins Inc.	(29)	(1,517)
Shanghai Electric Group Co. Ltd. - Class H	(3,172)	(1,068)
Singapore Airport Terminal Services Ltd.	(345)	(1,265)
	Shares/Par[1]	Value ($)
Skanska AB - Class B	(98)	(1,785)
Wabtec Corp.	(24)	(2,358)
		(32,036)
Information Technology (7.2%)
2U Inc.	(23)	(1,953)
Badger Meter Inc.	(32)	(1,433)
Blackbaud Inc.	(17)	(1,692)
Cree Inc.	(30)	(1,266)
Dassault Systemes SA	(10)	(1,356)
Ellie Mae Inc.	(22)	(2,284)
IPG Photonics Corp.	(8)	(1,845)
Jenoptik AG	(45)	(1,762)
Manhattan Associates Inc.	(47)	(2,198)
MercadoLibre Inc.	(7)	(2,011)
MINDBODY Inc. - Class A	(33)	(1,264)
National Instruments Corp.	(41)	(1,731)
Power Integrations Inc.	(27)	(2,001)
Proofpoint Inc.	(11)	(1,276)
Pure Storage Inc. - Class A	(46)	(1,101)
Semiconductor Manufacturing International Corp.	(1,308)	(1,706)
Shopify Inc. - Class A	(9)	(1,276)
Ultimate Software Group Inc.	(5)	(1,279)
VTech Holdings Ltd.	(109)	(1,260)
WEX Inc.	(10)	(1,832)
WiseTech Global Ltd.	(122)	(1,412)
Workday Inc. - Class A	(14)	(1,646)
Yokogawa Electric Corp.	(118)	(2,101)
Zendesk Inc.	(31)	(1,692)
		(39,377)
Materials (5.0%)
Air Liquide	(14)	(1,695)
Antofagasta Plc	(213)	(2,780)
Balchem Corp.	(17)	(1,651)
First Quantum Minerals Ltd.	(54)	(800)
Greif Inc. - Class A	(24)	(1,245)
HB Fuller Co.	(23)	(1,248)
Huhtamaki Oyj - Class I	(59)	(2,183)
LafargeHolcim Ltd.	(38)	(1,849)
NewMarket Corp.	(5)	(2,148)
Nippon Paint Co. Ltd.	(40)	(1,722)
Nippon Paper Industry Co.	(99)	(1,581)
Quaker Chemical Corp.	(14)	(2,118)
Sociedad Quimica y Minera de Chile SA - Class B-ADR	(25)	(1,200)
Symrise AG	(17)	(1,484)
Vulcan Materials Co.	(11)	(1,450)
Yara International ASA	(61)	(2,528)
		(27,682)
Real Estate (0.3%)
Public Storage	(7)	(1,656)
Utilities (0.5%)
Hong Kong & China Gas Co. Ltd.	(832)	(1,589)
Severn Trent Plc	(54)	(1,404)
		(2,993)
Total Common Stocks (proceeds $196,711)		(211,546)
Total Securities Sold Short (38.4%) (proceeds $196,711)		(211,546)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Summary of Investments by Country^	Total Long Term Investments
Australia	1.1%
Canada	1.1
France	4.8
Germany	2.2
Hong Kong	0.6
Ireland	1.4
Japan	10.9
Mexico	1.1
Netherlands	1.8
Singapore	1.2
South Korea	1.5
Switzerland	4.7
United Kingdom	5.7
United States of America	61.9
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts [1]	Value ($)
Options on Securities
American International Group Inc.	GSC	Call	55.00	01/18/19	606	(142)
Flextronics International Ltd.	GSC	Call	14.00	07/20/18	3,656	(154)
Oracle Corp.	GSC	Call	45.00	12/21/18	1,087	(262)
SunTrust Banks Inc.	GSC	Call	65.00	07/20/18	658	(144)
						(702)

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
JPY/USD	BBH	07/02/18	JPY	32,607	294	(2)
JPY/USD	BBH	07/03/18	JPY	19,031	172	(1)
USD/HKD	BBH	07/05/18	HKD	(13,201)	(1,683)	—
					(1,217)	(3)

OTC Contracts for Difference
Reference Entity[2]	Counter-party	Financing Fee	Expiration	Contracts[1] Long (Short)	Notional[1]		Unrealized Appreciation (Depreciation) ($)

Aozora Bank Ltd. (M)	GSI	Tokyo Overnight Average Rate -0.45%	TBD	(57)	JPY	(250,974)	36
Blue Prism Group Plc (M)	GSI	Sterling Overnight Index Average -9.75%	TBD	(28)	GBP	(519)	12
Celltrion Inc. (M)	GSI	Federal Funds Effective Rate -7.45%	TBD	(10)		(2,688)	(140)
Cheng Shin Rubber Industry Co. Ltd. (M)	GSI	Federal Funds Effective Rate -1.75%	TBD	(1,181)		(1,765)	(11)
First Financial Bankshares Inc. (M)	GSI	Federal Funds Effective Rate -1.28%	TBD	(68)		(3,711)	215
LG Chem Ltd. (M)	GSI	Federal Funds Effective Rate -0.50%	TBD	(6)		(1,819)	92
Pearson Plc (M)	GSI	Sterling Overnight Index Average -0.40%	TBD	(184)	GBP	(1,573)	(70)
Pennon Group Plc (M)	GSI	Sterling Overnight Index Average -0.40%	TBD	(140)	GBP	(1,102)	(18)
Prosperity Bancshares Inc. (M)	GSI	Federal Funds Effective Rate -0.25%	TBD	(19)		(1,381)	58
Raia Drogasil SA (M)	MSC	Federal Funds Effective Rate -38.38%	TBD	(74)		(1,406)	136
Unilever Indonesia (M)	MBL	Federal Funds Effective Rate -3.50%	TBD	(729)		(2,316)	(56)
Vallourec S.A. (M)	GSI	Euro Overnight Index Average -8.00%	TBD	(181)	EUR	(921)	—
							254

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/Brookfield Global Infrastructure and MLP Fund
COMMON STOCKS 97.2%
Australia 5.1%
Atlas Arteria Ltd. (a)	3,339	15,919
Transurban Group	3,653	32,379
		48,298
Brazil 0.5%
Transmissora Alianca de Energia Eletrica SA	914	4,430
Canada 10.5%
Enbridge Inc.	1,725	61,679
Pembina Pipeline Corp.	521	18,040
TransCanada Corp. (a)	449	19,437
		99,156
China 1.6%
Beijing Capital International Airport Co. Ltd. - Class H	6,179	6,527
Beijing Enterprises Holdings Ltd.	890	4,338
ENN Energy Holdings Ltd.	483	4,775
		15,640
Denmark 2.1%
Orsted A/S	325	19,673
France 9.2%
Aeroports de Paris	96	21,615
Eutelsat Communications Group SA	212	4,390
Getlink (b)	2,599	35,587
Vinci SA	264	25,292
		86,884
Hong Kong 1.1%
Guangdong Investment Ltd.	3,832	6,095
Kunlun Energy Co. Ltd.	5,127	4,499
		10,594
Italy 7.9%
Atlantia SpA	1,446	42,681
Enel SpA	5,499	30,443
Italgas SpA	272	1,495
		74,619
Mexico 1.8%
Grupo Aeroportuario del PacifiCo SAB de CV - Class B	814	7,533
Infraestructura Energetica Nova SAB de CV - Class I	587	2,618
Promotora y Operadora de Infraestructura SAB de CV (a) (b)	809	7,222
		17,373
New Zealand 2.3%
Auckland International Airport Ltd. (b)	4,822	22,138
Singapore 0.5%
Hutchison Port Holdings Trust	15,604	4,362
Spain 7.0%
Aena SME SA	299	54,137
Ferrovial SA	341	6,962
Gas Natural SDG SA	194	5,125
		66,224
United Kingdom 7.8%
National Grid Plc	3,543	39,192
Pennon Group Plc	888	9,292
Severn Trent Plc	378	9,863
SSE Plc	857	15,293
		73,640
United States of America 39.8%
American Electric Power Co. Inc.	554	38,385
Atmos Energy Corp.	155	13,999
Cheniere Energy Inc. (c)	190	12,406
CMS Energy Corp.	227	10,714
Dominion Energy Inc.	459	31,281
Edison International	174	10,977
Energy Transfer Partners LP	684	13,030
Entergy Corp.	216	17,483
Enterprise Products Partners LP	341	9,440
FirstEnergy Corp.	430	15,452
Kinder Morgan Inc.	1,905	33,667
	Shares/Par[1]	Value ($)
MPLX LP	331	11,293
NextEra Energy Inc.	257	42,877
NRG Energy Inc.	248	7,629
Pattern Energy Group Inc. - Class A (a)	500	9,366
PG&E Corp.	298	12,671
Sempra Energy	117	13,560
Southwest Gas Corp.	64	4,874
Targa Resources Corp.	352	17,437
Williams Cos. Inc.	1,004	27,228
Xcel Energy Inc.	481	21,986
		375,755
Total Common Stocks (cost $947,965)		918,786
SHORT TERM INVESTMENTS 5.0%
Investment Companies 2.1%
JNL Government Money Market Fund - Institutional Class, 1.79% (d) (e)	19,294	19,294
Securities Lending Collateral 2.9%
Securities Lending Cash Collateral Fund LLC, 1.99% (d) (e)	27,535	27,535
Total Short Term Investments (cost $46,829)		46,829
Total Investments 102.2% (cost $994,794)		965,615
Other Assets and Liabilities, Net (2.2)%		(20,583)
Total Net Assets 100.0%		945,032

(a) All or portion of the security was on loan.

(b) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(c) Non-income producing security.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/Causeway International Value Select Fund
COMMON STOCKS 93.0%
Canada 8.6%
Canadian Imperial Bank of Commerce	112	9,747
Canadian Pacific Railway Ltd.	208	38,171
EnCana Corp.	2,788	36,411
Gildan Activewear Inc.	843	23,740
Manulife Financial Corp.	2,346	42,146
		150,215
China 5.9%
Baidu.com - Class A - ADR (a)	171	41,577
China Merchants Holdings International Co. Ltd.	5,213	10,601
China Mobile Ltd.	5,754	51,195
		103,373
France 3.9%
BNP Paribas SA	440	27,231
Engie SA	972	14,890
Schneider Electric SE (a)	323	26,900
		69,021
Germany 8.6%
BASF SE	507	48,339
Linde AG	279	66,378
SAP SE	306	35,332
		150,049
Italy 2.8%
Unicredit SpA	2,981	49,538
Japan 13.9%
East Japan Railway Co.	474	45,395
Japan Airlines Co. Ltd.	1,245	44,072
KDDI Corp.	1,994	54,536
Sompo Holdings Inc.	657	26,617
Sumitomo Mitsui Financial Group Inc.	542	21,138
Takeda Pharmaceutical Co. Ltd. (b)	1,211	51,168
		242,926
Netherlands 6.2%
Akzo Nobel NV	528	45,134
ING Groep NV	792	11,340
Royal Dutch Shell Plc - Class B	1,445	51,598
		108,072
South Korea 3.9%
Samsung Electronics Co. Ltd.	663	27,824
SK Telecom Co. Ltd.	198	41,320
		69,144
Spain 1.4%
CaixaBank SA	4,136	17,839
Red Electrica Corp. SA (b)	287	5,834
		23,673
Sweden 0.2%
Alfa Laval AB	159	3,772
Switzerland 10.4%
ABB Ltd.	2,253	49,136
Cie Financiere Richemont SA	210	17,712
Givaudan SA	8	18,613
Novartis AG	654	49,466
Roche Holding AG	173	38,479
Zurich Insurance Group AG	30	8,982
		182,388
United Kingdom 27.2%
AstraZeneca Plc	585	40,514
Aviva Plc	5,184	34,456
Barclays Plc	18,879	47,013
BHP Billiton Plc	839	18,820
BP Plc	8,202	62,298
British American Tobacco Plc	1,143	57,715
Carnival Plc	468	26,748
Diageo Plc	594	21,281
GlaxoSmithKline Plc	1,332	26,861
Johnson Matthey Plc	62	2,983
Lloyds Banking Group Plc	27,271	22,612
Micro Focus International Plc	1,140	19,828
	Shares/Par[1]	Value ($)
Rolls-Royce Holdings Plc	2,194	28,507
SSE Plc	2,082	37,156
Vodafone Group Plc	12,585	30,490
		477,282
Total Common Stocks (cost $1,590,848)		1,629,453
PREFERRED STOCKS 3.6%
Germany 3.6%
Volkswagen AG (c)	385	63,814
Total Preferred Stocks (cost $56,887)		63,814
SHORT TERM INVESTMENTS 3.8%
Investment Companies 3.5%
JNL Government Money Market Fund - Institutional Class, 1.79% (d) (e)	60,611	60,611
Securities Lending Collateral 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95% (e)	5,489	5,489
Total Short Term Investments (cost $66,100)		66,100
Total Investments 100.4% (cost $1,713,835)		1,759,367
Other Assets and Liabilities, Net (0.4)%		(7,794)
Total Net Assets 100.0%		1,751,573

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Convertible security.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/ClearBridge Large Cap Growth Fund
COMMON STOCKS 96.2%
Consumer Discretionary 15.1%
Amazon.com Inc. (a)	21	35,442
Chipotle Mexican Grill Inc. (a)	14	6,072
Comcast Corp. - Class A	303	9,929
Home Depot Inc.	69	13,486
Walt Disney Co.	96	10,080
Yum China Holdings Inc.	229	8,820
		83,829
Consumer Staples 6.3%
Anheuser-Busch InBev NV - ADR	122	12,243
Coca-Cola Co.	159	6,977
Costco Wholesale Corp.	45	9,381
McCormick & Co. Inc.	57	6,590
		35,191
Energy 3.2%
Pioneer Natural Resources Co.	39	7,470
Schlumberger Ltd.	156	10,484
		17,954
Financials 5.4%
American Express Co.	90	8,792
BlackRock Inc.	23	11,571
Charles Schwab Corp.	194	9,906
		30,269
Health Care 16.7%
Alexion Pharmaceuticals Inc. (a)	75	9,333
Biogen Inc. (a)	36	10,463
BioMarin Pharmaceutical Inc. (a)	43	4,095
Celgene Corp. (a)	135	10,726
Dentsply Sirona Inc.	143	6,271
Johnson & Johnson	58	7,082
Regeneron Pharmaceuticals Inc. (a)	18	6,156
Thermo Fisher Scientific Inc.	51	10,520
UnitedHealth Group Inc.	66	16,217
Zoetis Inc. - Class A	138	11,744
		92,607
Industrials 6.7%
Caterpillar Inc.	54	7,346
Honeywell International Inc.	69	9,927
United Parcel Service Inc. - Class B	80	8,489
WW Grainger Inc.	37	11,544
		37,306
Information Technology 37.9%
Adobe Systems Inc. (a)	69	16,766
Akamai Technologies Inc. (a)	179	13,139
Alphabet Inc. - Class A (a)	11	12,716
Alphabet Inc. - Class C (a)	16	17,787
Apple Inc.	66	12,151
Facebook Inc. - Class A (a)	90	17,538
Microsoft Corp.	227	22,402
Oracle Corp.	247	10,869
Palo Alto Networks Inc. (a)	47	9,582
PayPal Holdings Inc. (a)	137	11,374
QUALCOMM Inc.	144	8,103
Red Hat Inc. (a)	93	12,454
Splunk Inc. (a)	90	8,953
Texas Instruments Inc.	91	9,975
Visa Inc. - Class A	149	19,797
VMware Inc. - Class A (a)	48	7,000
		210,606
Materials 3.2%
Ecolab Inc.	70	9,750
Praxair Inc.	51	7,983
		17,733
Real Estate 1.7%
Equinix Inc.	22	9,564
Total Common Stocks (cost $473,001)		535,059
	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 4.0%
Investment Companies 4.0%
JNL Government Money Market Fund - Institutional Class, 1.79% (b) (c)	22,219	22,219
Total Short Term Investments (cost $22,219)		22,219
Total Investments 100.2% (cost $495,220)		557,278
Other Assets and Liabilities, Net (0.2)%		(1,252)
Total Net Assets 100.0%		556,026

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/Crescent High Income Fund * (a)
CORPORATE BONDS AND NOTES 79.0%
Consumer Discretionary 15.3%
Altice SA
7.75%, 05/15/22 (b)	5,250	5,079
AV Homes Inc.
6.63%, 05/15/22	3,500	3,610
Cablevision Systems Corp.
5.88%, 09/15/22	5,000	4,959
CCO Holdings LLC
5.25%, 09/30/22	3,500	3,512
5.13%, 02/15/23	750	743
DISH DBS Corp.
5.13%, 05/01/20	425	421
6.75%, 06/01/21	8,000	8,011
5.00%, 03/15/23	750	649
Golden Nugget Inc.
6.75%, 10/15/24 (b)	4,850	4,852
MGM Resorts International
6.63%, 12/15/21	4,500	4,739
7.75%, 03/15/22	900	980
Scientific Games International Inc.
10.00%, 12/01/22	3,750	4,000
Sirius XM Radio Inc.
3.88%, 08/01/22 (b)	5,500	5,307
Tempur Sealy International Inc.
5.63%, 10/15/23	4,000	4,006
Univision Communications Inc.
5.13%, 05/15/23 (b)	5,250	5,055
VTR Finance BV
6.88%, 01/15/24 (b)	4,750	4,789
Other Securities		30,917
		91,629
Consumer Staples 2.5%
Dean Foods Co.
6.50%, 03/15/23 (b) (c)	4,500	4,344
Vector Group Ltd.
6.13%, 02/01/25 (b)	5,700	5,507
Other Securities		4,935
		14,786
Energy 11.2%
Antero Resources Corp.
5.13%, 12/01/22	4,000	4,007
Murphy Oil Corp.
5.75%, 08/15/25	4,000	3,978
RSP Permian Inc.
6.63%, 10/01/22	3,500	3,677
Weatherford International Ltd.
7.75%, 06/15/21 (c)	3,000	3,085
4.50%, 04/15/22 (c)	3,750	3,459
Welltec AS
9.50%, 12/01/22 (b)	4,875	4,910
Other Securities		43,952
		67,068
Financials 11.4%
Altice Financing SA
6.63%, 02/15/23 (b)	1,500	1,479
Cemex Finance LLC
6.00%, 04/01/24 (d) (e)	750	760
Credit Acceptance Corp.
6.13%, 02/15/21	3,000	3,015
7.38%, 03/15/23	2,044	2,126
Hexion US Finance Corp.
6.63%, 04/15/20	2,000	1,875
Icahn Enterprises LP
6.00%, 08/01/20	2,025	2,055
5.88%, 02/01/22	1,700	1,700
6.25%, 02/01/22	2,775	2,830
Navient Corp.
5.88%, 03/25/21	5,000	5,080
SLM Corp.
5.50%, 01/15/19	1,500	1,513
5.50%, 01/25/23	1,500	1,473
	Shares/Par[1]	Value ($)
Springleaf Finance Corp.
6.13%, 05/15/22	1,125	1,151
5.63%, 03/15/23	4,500	4,475
Virgin Media Secured Finance Plc
5.25%, 01/15/21	3,000	3,057
Other Securities		35,422
		68,011
Health Care 7.2%
HCA Inc.
6.50%, 02/15/20	4,000	4,165
5.38%, 02/01/25	3,300	3,251
Mallinckrodt International Finance SA
4.88%, 04/15/20 (b) (c)	750	738
5.75%, 08/01/22 (b) (c)	2,000	1,800
5.63%, 10/15/23 (b) (c)	1,000	834
Tenet Healthcare Corp.
4.75%, 06/01/20	2,000	2,012
4.38%, 10/01/21	2,250	2,217
7.50%, 01/01/22 (b)	1,000	1,042
Universal Hospital Services Inc.
7.63%, 08/15/20	4,500	4,508
Valeant Pharmaceuticals International Inc.
5.50%, 03/01/23 (b)	4,000	3,732
7.00%, 03/15/24 (b)	5,000	5,237
Other Securities		13,490
		43,026
Industrials 8.4%
Bombardier Inc.
8.75%, 12/01/21 (b)	1,000	1,103
6.00%, 10/15/22 (b)	4,000	3,988
Gibraltar Industries Inc.
6.25%, 02/01/21 (f)	3,850	3,884
Herc Rentals Inc.
7.50%, 06/01/22 (b)	2,800	2,966
Hertz Corp.
5.88%, 10/15/20	4,375	4,287
Navistar International Corp.
6.63%, 11/01/25 (b)	4,000	4,119
NMG Finco Plc
5.75%, 08/01/22 (b)	3,950	3,946
Park Aerospace Holdings Ltd.
5.25%, 08/15/22 (b)	2,500	2,480
5.50%, 02/15/24 (b)	1,000	989
Prime Security Services Borrower LLC
9.25%, 05/15/23 (b)	1,250	1,334
TransDigm Inc.
6.00%, 07/15/22	3,000	3,025
United Continental Holdings Inc.
4.25%, 10/01/22 (c)	4,500	4,391
Other Securities		13,420
		49,932
Information Technology 7.8%
First Data Corp.
7.00%, 12/01/23 (b)	3,500	3,645
5.75%, 01/15/24 (b)	1,500	1,502
Ingram Micro Inc.
5.00%, 08/10/22 (c)	1,450	1,427
5.45%, 12/15/24 (f)	3,550	3,508
Other Securities		36,582
		46,664
Materials 6.0%
Cemex SAB de CV
7.75%, 04/16/26 (b)	3,000	3,239
Freeport-McMoRan Inc.
4.00%, 11/14/21	2,000	1,954
3.55%, 03/01/22	4,050	3,848
New Gold Inc.
6.25%, 11/15/22 (b)	5,000	5,050
Other Securities		21,972
		36,063
Real Estate 0.6%
Other Securities		3,510

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Telecommunication Services 7.0%
Altice France SA
6.00%, 05/15/22 (b)	3,650	3,672
CenturyLink Inc.
6.45%, 06/15/21	1,500	1,542
5.80%, 03/15/22	1,750	1,732
7.50%, 04/01/24 (c)	1,000	1,027
Frontier Communications Corp.
10.50%, 09/15/22	4,000	3,627
11.00%, 09/15/25	1,000	800
8.50%, 04/01/26 (b)	1,675	1,617
Intelsat Jackson Holdings Ltd.
7.25%, 10/15/20	1,500	1,490
8.00%, 02/15/24 (b)	750	788
Intelsat Jackson Holdings SA
5.50%, 08/01/23	1,500	1,347
SBA Communications Corp.
4.88%, 07/15/22	3,750	3,719
Sprint Corp.
7.25%, 09/15/21	7,000	7,271
7.13%, 06/15/24	1,600	1,613
Virgin Media Finance Plc
6.38%, 04/15/23 (b)	1,500	1,501
Other Securities		10,318
		42,064
Utilities 1.6%
Talen Energy Supply LLC
9.50%, 07/15/22 (b) (c)	3,725	3,661
Other Securities		5,635
		9,296
Total Corporate Bonds And Notes (cost $476,755)		472,049
SENIOR LOAN INTERESTS 19.3%
Consumer Discretionary 5.2%
CSC Holdings LLC
Term Loan B, 4.57%, (3M LIBOR + 2.50%), 01/12/26 (g)	402	400
Golden Nugget Inc.
Incremental Term Loan B, 4.80%, (3M LIBOR + 2.75%), 09/07/23 (g)	129	129
Scientific Games International Inc.
Term Loan B-5, 4.84%, (3M LIBOR + 2.75%), 08/14/24 (g)	116	115
Term Loan B-5, 4.92%, (3M LIBOR + 2.75%), 08/14/24 (g)	489	485
Univision Communications Inc.
Term Loan C-5, 4.84%, (3M LIBOR + 2.75%), 03/15/24 (g)	125	121
Other Securities		29,478
		30,728
Consumer Staples 0.3%
Other Securities		1,772
Energy 0.6%
Talen Energy Supply LLC
Term Loan B-1, 6.09%, (3M LIBOR + 4.00%), 07/15/23 (g)	38	38
Other Securities		3,616
		3,654
Financials 2.9%
Altice Financing SA
1st Lien Term Loan, 5.10%, (3M LIBOR + 2.75%), 01/06/26 (g)	403	394
Other Securities		17,012
		17,406
Health Care 2.7%
HCA Inc.
Term Loan B-10, 4.09%, (3M LIBOR + 2.00%), 03/07/25 (g)	791	793
Mallinckrodt International Finance SA
Term Loan B, 5.52%, (3M LIBOR + 3.00%), 02/24/25 (g)	376	370
Valeant Pharmaceuticals International Inc.
Term Loan B, 4.98%, (3M LIBOR + 3.00%), 05/19/25 (g)	444	442
	Shares/Par[1]	Value ($)
Other Securities		14,552
		16,157
Industrials 2.1%
Avolon LLC
Term Loan B-3, 4.09%, (3M LIBOR + 2.00%), 01/15/25 (g)	770	760
Prime Security Services Borrower LLC
1st Lien Term Loan, 4.84%, (3M LIBOR + 2.75%), 05/02/22 (g)	447	444
TransDigm Inc.
Term Loan E, 0.00%, (3M LIBOR + 2.75%), 06/09/23 (g) (h)	762	757
Other Securities		10,669
		12,630
Information Technology 2.3%
First Data Corp.
Term Loan, 4.09%, (1M LIBOR + 2.25%), 07/08/22 (g)	777	773
Other Securities		13,171
		13,944
Materials 1.9%
Other Securities		11,323
Real Estate 0.4%
Other Securities		2,365
Telecommunication Services 0.8%
CenturyLink Inc.
Term Loan B, 4.84%, (3M LIBOR + 2.75%), 01/15/25 (g)	239	234
Intelsat Jackson Holdings SA
Term Loan B-3, 5.85%, (3M LIBOR + 3.75%), 11/27/23 (g)	226	225
SBA Senior Finance II LLC
Term Loan B, 0.00%, (3M LIBOR + 2.00%), 03/26/25 (g) (h)	378	375
Term Loan B, 1.00%, (3M LIBOR + 2.00%), 03/26/25 (g)	226	224
Sprint Communications Inc.
1st Lien Term Loan B, 4.62%, (3M LIBOR + 2.50%), 02/01/24 (g)	221	220
Other Securities		3,655
		4,933
Utilities 0.1%
Talen Energy Supply LLC
Term Loan B-2, 6.09%, (3M LIBOR + 4.00%), 04/07/24 (g)	125	125
Other Securities		656
		781
Total Senior Loan Interests (cost $118,233)		115,693
OTHER EQUITY INTERESTS 0.0%
Other Securities		—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 6.4%
Investment Companies 1.6%
JNL Government Money Market Fund - Institutional Class, 1.79% (i) (j)	9,608	9,608
Securities Lending Collateral 4.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95% (j)	28,635	28,635
Total Short Term Investments (cost $38,243)		38,243
Total Investments 104.7% (cost $633,231)		625,985
Other Assets and Liabilities, Net (4.7)%		(28,231)
Total Net Assets 100.0%		597,754

(a) The Fund had an unfunded commitment at June 30, 2018. See Unfunded Commitments in the Schedules of Investments.

(b) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2018, the value and the percentage of net assets of these liquid securities was $197,367 and 33.0%, respectively.

(c) All or portion of the security was on loan.

(d) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

(e) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(f) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2018.

(g) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(h) This senior loan will settle after June 30, 2018. The reference rate and spread presented will go into effect upon settlement.

(i) Investment in affiliate.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Block Communications Inc., 6.88%, 02/15/25	02/10/17	1,502	1,473	0.3
CCM Merger Inc., 6.00%, 03/15/22	03/09/17	400	407	0.1
Cemex Finance LLC, 6.00%, 04/01/24	03/20/18	778	760	0.1
Clearwater Seafoods Inc., 6.88%, 05/01/25	04/24/17	898	834	0.1
EMI Music Publishing Group North America Holdings Inc., 7.63%, 06/15/24	05/31/17	767	813	0.1
PF Chang's China Bistro Inc., 10.25%, 06/30/20	08/10/17	2,500	2,250	0.4
Salem Media Group Inc., 6.75%, 06/01/24	05/12/17	1,012	909	0.2
Townsquare Media Inc., 6.50%, 04/01/23	03/23/17	2,940	2,662	0.4
Viking Cruises Ltd., 6.25%, 05/15/25	09/14/16	945	982	0.2
		11,742	11,090	1.9

Unfunded Commitments

	Unfunded Commitment ($)	Appreciation/ (Depreciation) ($)

Ascensus-Aqgen Island Merger Sub Inc. – Delayed Draw Term Loan*	26	—
Dental Corporation of Canada – 1st Lien Delayed Draw Term Loan	80	—
DG Investment Intermediate Holdings 2 Inc. – Delayed Draw Term Loan	34	(1)
Heartland Dental, LLC – Delayed Draw Term Loan	58	—
Pearl Intermediate Parent LLC – Delayed Draw Term Loan	80	(1)
	278	(2)

* Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/DFA U.S. Core Equity Fund *
COMMON STOCKS 99.9%
Consumer Discretionary 17.1%
Amazon.com Inc. (a)	18	30,438
Comcast Corp. - Class A	225	7,380
Home Depot Inc.	52	10,057
Lowe's Cos. Inc.	36	3,447
McDonald's Corp.	27	4,174
Netflix Inc. (a)	9	3,403
Nike Inc. - Class B	48	3,835
Walt Disney Co.	65	6,841
Other Securities		128,612
		198,187
Consumer Staples 6.7%
Altria Group Inc.	84	4,767
Coca-Cola Co.	151	6,605
Costco Wholesale Corp.	18	3,860
PepsiCo Inc.	62	6,724
Philip Morris International Inc.	45	3,618
Procter & Gamble Co.	76	5,902
Walmart Inc.	75	6,413
Other Securities		39,227
		77,116
Energy 5.1%
Chevron Corp.	30	3,763
Exxon Mobil Corp.	120	9,956
Other Securities		45,759
		59,478
Financials 13.2%
Bank of America Corp.	150	4,228
Berkshire Hathaway Inc. - Class B (a)	29	5,499
JPMorgan Chase & Co.	104	10,816
Wells Fargo & Co.	140	7,783
Other Securities		124,212
		152,538
Health Care 11.7%
AbbVie Inc.	68	6,273
Amgen Inc.	23	4,167
Gilead Sciences Inc.	47	3,349
Johnson & Johnson	91	11,037
Merck & Co. Inc.	80	4,850
Pfizer Inc.	230	8,338
UnitedHealth Group Inc.	34	8,343
Other Securities		89,347
		135,704
Industrials 13.5%
3M Co.	26	5,057
Boeing Co.	25	8,408
Honeywell International Inc.	26	3,707
Union Pacific Corp.	31	4,339

	Shares/Par[1]	Value ($)
United Technologies Corp.	29	3,574
Other Securities		131,594
		156,679
Information Technology 23.2%
Accenture Plc - Class A	27	4,366
Adobe Systems Inc. (a)	14	3,364
Alphabet Inc. - Class A (a)	6	7,117
Alphabet Inc. - Class C (a)	7	7,409
Apple Inc.	231	42,742
Cisco Systems Inc.	156	6,706
Facebook Inc. - Class A (a)	69	13,401
Intel Corp.	201	9,995
International Business Machines Corp.	39	5,484
MasterCard Inc. - Class A	41	8,109
Micron Technology Inc. (a)	78	4,103
Microsoft Corp.	276	27,182
Nvidia Corp.	21	4,940
Texas Instruments Inc.	43	4,713
Visa Inc. - Class A	66	8,777
Other Securities		110,099
		268,507
Materials 4.1%
Other Securities		47,421
Real Estate 0.3%
Other Securities		3,693
Telecommunication Services 2.2%
AT&T Inc.	347	11,132
Verizon Communications Inc.	179	8,984
Other Securities		4,696
		24,812
Utilities 2.8%
Other Securities		32,200
Total Common Stocks (cost $822,820)		1,156,335
RIGHTS 0.0%
Other Securities		11
Total Rights (cost $5)		11
SHORT TERM INVESTMENTS 1.0%
Investment Companies 0.0%
JNL Government Money Market Fund - Institutional Class, 1.79% (b) (c)	94	94
Securities Lending Collateral 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95% (c)	10,929	10,929
Total Short Term Investments (cost $11,023)		11,023
Total Investments 100.9% (cost $833,848)		1,167,369
Other Assets and Liabilities, Net (0.9)%		(9,872)
Total Net Assets 100.0%		1,157,497

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Ambac Financial Group Inc.	06/10/14	86	81	—
Ferroglobe Plc	12/24/15	132	89	—
		218	170	—

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/DoubleLine Core Fixed Income Fund * (a)
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 23.6%
ACE Securities Corp. Home Equity Loan Trust
Series 2006-A2D-HE1, REMIC, 2.69%, (1M US LIBOR + 0.60%), 02/25/36 (b)	13,430	13,381
Alpine Securitization
Series 2005-A3-32T1, REMIC, 3.09%, (1M US LIBOR + 1.00%), 08/25/35 (b)	8,096	6,078
Series 2005-1A1-59, REMIC, 2.41%, (1M US LIBOR + 0.33%), 11/20/35 (b)	7,298	7,205
Series 2006-A1B-OA12, REMIC, 2.27%, (1M US LIBOR + 0.19%), 09/20/46 (b)	4,218	3,777
Alternative Loan Trust
Series 2005-2A1-J12, REMIC, 2.63%, (1M US LIBOR + 0.27%), 11/25/35 (b)	3,514	2,494
Ares XXIX CLO Ltd.
Series 2014-A1R-1A, 3.54%, (3M US LIBOR + 1.19%), 04/17/26 (b) (c)	9,000	9,001
Banc of America Funding Trust
Series 2005-4A1-A, REMIC, 4.92%, 02/20/35 (b)	833	836
Series 2005-A1-D, REMIC, 3.91%, 05/25/35 (b)	9,268	9,703
Banc of America Mortgage Securities Inc.
Series 2004-5A1-2, REMIC, 6.50%, 10/25/31	8	9
BBCMS Mortgage Trust
Series 2018-A-TALL, REMIC, 2.80%, (1M US LIBOR + 0.72%), 03/15/20 (b) (c)	4,157	4,150
BBCMS Trust
Series 2015-A-STP, REMIC, 3.32%, 09/10/20 (c)	8,968	8,973
Series 2017-C-DELC, REMIC, 3.27%, (1M US LIBOR + 1.20%), 08/15/19 (b) (c)	6	6
Series 2017-D-DELC, REMIC, 3.77%, (1M US LIBOR + 1.70%), 08/15/19 (b) (c)	34	34
Series 2017-E-DELC, REMIC, 4.57%, (1M US LIBOR + 2.50%), 08/15/19 (b) (c)	87	87
BCAP LLC Trust
Series 2011-5A1-RR5, REMIC, 5.25%, 05/26/22 (c)	1,110	1,135
Series 2011-8A1-RR4, REMIC, 5.25%, 02/26/36 (c)	938	772
Series 2011-12A1-RR5, REMIC, 4.95%, 03/26/37 (b) (c)	241	231
Series 2010-5A3-RR11, REMIC, 3.68%, 03/27/37 (b) (c)	7,822	6,669
Series 2011-9A1-RR5, REMIC, 5.25%, 05/25/37 (c)	4,999	4,233
Series 2012-6A6-RR1, REMIC, 2.14%, 12/26/46 (b) (c)	15,576	14,548
Bear Stearns Alt-A Trust
Series 2005-23A1-4, REMIC, 3.78%, 05/25/35 (b)	243	243
Series 2005-26A1-7, REMIC, 3.78%, 09/25/35 (b)	11,494	8,136
Series 2005-22A1-7, REMIC, 3.79%, 09/25/35 (b)	154	132
Bear Stearns Asset Backed Securities I Trust
Series 2005-M2-AQ1, REMIC, 3.07%, (1M US LIBOR + 0.98%), 03/25/35 (b)	7,578	7,675
Series 2006-1M1-HE1, REMIC, 2.50%, (1M US LIBOR + 0.41%), 12/25/35 (b)	1,624	1,632
Series 2006-A2-4, REMIC, 2.35%, (1M US LIBOR + 0.26%), 10/25/36 (b)	6,006	6,008
Series 2007-1A3-HE3, REMIC, 2.34%, (1M US LIBOR + 0.25%), 01/25/37 (b)	4,674	4,882
Series 2007-1A2-HE3, REMIC, 2.29%, (1M US LIBOR + 0.20%), 04/25/37 (b)	1,029	1,301
Bear Stearns Structured Products Inc. Trust
Series 2007-1A1-R6, REMIC, 3.66%, 01/26/36 (b)	517	456
Series 2007-A2-EMX1, REMIC, 3.39%, (1M US LIBOR + 1.30%), 03/25/37 (b) (c)	2,947	3,038
Series 2007-2A1-R6, REMIC, 3.10%, 12/26/46 (b)	311	283
BX Commercial Mortgage Trust
Series 2018-D-BIOA, REMIC, 3.39%, (1M US LIBOR + 1.32%), 02/15/20 (b) (c)	2,784	2,770
Series 2018-E-BIOA, REMIC, 4.02%, (1M US LIBOR + 1.95%), 02/15/20 (b) (c)	6,960	6,925
	Shares/Par[1]	Value ($)
Commercial Mortgage Pass-Through Certificates
Interest Only, Series 2017-XA-BNK8, 0.89%, 11/15/50 (b)	150,897	8,487
Countrywide Alternative Loan Trust
Series 2005-1A2-27, REMIC, 2.96%, (12M US Federal Reserve Cumulative Average CMT + 1.40%), 08/25/35 (b)	511	528
Series 2006-1A1A-OA17, REMIC, 2.28%, (1M US LIBOR + 0.20%), 12/20/46 (b)	7,406	6,514
Series 2006-A1-OA21, REMIC, 2.27%, (1M US LIBOR + 0.19%), 03/20/47 (b)	5,203	4,553
Series 2007-A1A-OA7, REMIC, 2.27%, (1M US LIBOR + 0.18%), 05/25/47 (b)	332	323
Countrywide Asset-Backed Certificates
Series 2006-2A3-24, REMIC, 2.24%, (1M US LIBOR + 0.15%), 04/25/34 (b)	2,004	1,933
Series 2004-M1-3, REMIC, 2.84%, (1M US LIBOR + 0.75%), 06/25/34 (b)	120	119
Series 2005-M3-BC5, REMIC, 2.59%, (1M US LIBOR + 0.50%), 12/25/35 (b)	5,000	5,028
Series 2007-1A-13, REMIC, 2.93%, (1M US LIBOR + 0.84%), 06/25/36 (b)	2,360	2,225
Credit Acceptance Auto Loan Trust
Series 2017-A-3A, 2.65%, 01/15/21 (c)	10,000	9,885
CWABS Asset-Backed Certificates Trust
Series 2005-MV1-17, REMIC, 2.55%, (1M US LIBOR + 0.46%), 04/25/36 (b)	5,400	5,394
Series 2005-2AV-17, REMIC, 2.33%, (1M US LIBOR + 0.24%), 05/25/36 (b)	6,656	6,558
GoldenTree Loan Management US CLO 1 Ltd.
Series 2018-D-3A, 5.18%, (3M US LIBOR + 2.85%), 04/20/30 (b) (c) (d)	1,000	993
GoldenTree Loan Opportunities IX Ltd.
Series 2014-AR-9A, 3.73%, (3M US LIBOR + 1.37%), 10/29/26 (b) (c)	7,000	7,002
GoldenTree Loan Opportunities X Ltd.
Series 2015-D-10A, 5.71%, (3M US LIBOR + 3.35%), 07/20/27 (b) (c)	1,000	1,000
GS Mortgage Securities Corp. II
Series 2017-C-GS8, 4.34%, 11/10/27	6,463	6,463
GS Mortgage Securities Trust
Series 2016-WMB-GS3, 3.60%, 10/10/49 (c)	9,000	8,836
Interest Only, Series 2018-XA-GS9, REMIC, 0.60%, 03/10/51 (b)	112,777	4,101
GSR Mortgage Loan Trust
Series 2005-2A1-AR6, REMIC, 3.68%, 09/25/35 (b)	415	422
Series 2005-6A1-AR7, REMIC, 3.66%, 11/25/35 (b)	137	138
Harbour Aircraft Investments Ltd.
Series 2017-A-1, 4.00%, 11/15/24 (e)	14,004	13,912
Hilton USA Trust
Series 2016-A-SFP, REMIC, 2.83%, 11/05/23 (c)	10,000	9,689
Hyatt Hotel Portfolio Trust
Series 2017-E-HYT2, REMIC, 4.43%, (1M US LIBOR + 2.35%), 08/09/20 (b) (c)	9,183	9,204
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2016-E-WIKI, REMIC, 4.14%, 10/05/21 (b) (c)	5,248	5,093
JPMorgan Mortgage Acquisition Trust
Series 2006-A5-CW1, REMIC, 2.33%, (1M US LIBOR + 0.24%), 05/25/36 (b)	4,684	4,530
Series 2007-MV6-CH1, REMIC, 2.64%, (1M US LIBOR + 0.55%), 11/25/36 (b)	2,414	2,303
Series 2007-MV1-CH2, REMIC, 2.37%, (1M US LIBOR + 0.28%), 01/25/37 (b)	4,800	4,573
Legacy Mortgage Asset Trust 2018-GS1
Series 2018-A1-GS1, REMIC, 4.00%, 03/25/58 (c) (f)	49,217	49,283
Merrill Lynch Mortgage Investors Trust
Series 2003-1A-A3, REMIC, 3.62%, 05/25/33 (b)	237	237
Series 2005-2A3-A6, REMIC, 2.47%, (1M US LIBOR + 0.38%), 08/25/35 (b)	2,789	2,767
Series 2005-3A-2, REMIC, 2.91%, (1M US LIBOR + 1.00%), 10/25/35 (b)	38	37
Series 2005-1A-2, REMIC, 2.91%, (6M US LIBOR + 1.25%), 10/25/35 (b)	3,814	3,864

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Series 2005-5A-3, REMIC, 2.46%, (1M US LIBOR + 0.25%), 11/25/35 (b)	77	74
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-ASB-C22, REMIC, 3.04%, 11/15/24	9,000	8,901
Series 2016-ASB-C31, REMIC, 2.95%, 12/15/25	3,500	3,433
Interest Only, Series 2017-XA-C34, REMIC, 0.97%, 11/15/52 (b)	46,670	2,653
Mosaic Solar Loan LLC
Series 2018-A-1A, REMIC, 4.01%, 08/20/30 (c)	2,381	2,388
Mosaic Solar Loans LLC
Series 2017-A-2A, 3.82%, 09/20/42 (c)	9,673	9,597
Navient Private Education Loan Trust
Series 2017-B-A, 3.91%, 09/15/25 (c)	8,000	7,626
Navient Student Loan Trust
Series 2017-A1-3X, 2.39%, (1M US LIBOR + 0.30%), 12/25/19 (b) (c)	5,294	5,297
PRPM LLC
Series 2018-A1-1A, 3.75%, 04/25/23 (c)	27,796	27,721
RAMP Trust
Series 2005-M5-EFC1, REMIC, 3.07%, (1M US LIBOR + 0.98%), 05/25/35 (b)	12,706	12,637
RASC Trust
Series 2005-M1-KS1, REMIC, 2.77%, (1M US LIBOR + 0.68%), 02/25/35 (b)	2,591	2,589
Series 2006-AI3-KS9, REMIC, 2.25%, (1M US LIBOR + 0.16%), 09/25/36 (b)	3,697	3,615
Series 2006-1A3-EMX9, REMIC, 2.26%, (1M US LIBOR + 0.17%), 09/25/36 (b)	2,672	2,441
Series 2006-A4-KS7, REMIC, 2.33%, (1M US LIBOR + 0.24%), 09/25/36 (b)	2,236	2,146
Series 2007-A3-KS1, REMIC, 2.24%, (1M US LIBOR + 0.15%), 11/25/36 (b)	7,845	7,733
Renew Financial LLC
Series 2017-A-2A, 3.22%, 09/22/53 (c)	9,110	8,820
Residential Accredit Loans Inc. Trust
Series 2006-A21-QA1, REMIC, 4.57%, 01/25/36 (b)	7,925	6,852
Securitized Asset Backed Receivables LLC Trust
Series 2005-M2-FR2, REMIC, 3.07%, (1M US LIBOR + 0.98%), 03/25/35 (b)	256	256
Series 2007-A2A-HE1, REMIC, 2.15%, (1M US LIBOR + 0.06%), 12/25/36 (b)	258	92
Vantage Data Centers LLC
Series 2018-A2-1A, 4.07%, 02/15/23 (c)	6,977	6,978
Wells Fargo Commercial Mortgage Trust
Series 2017-B-C41, 4.19%, 11/15/50 (b)	5,073	5,043
Series 2017-C-C41, 4.66%, 11/15/50 (b)	6,601	6,485
Series 2017-C-SMP, REMIC, 3.27%, (1M US LIBOR + 1.20%), 12/15/19 (b) (c)	1,002	1,009
Series 2018-D-BXI, REMIC, 3.63%, (1M US LIBOR + 1.56%), 12/15/19 (b) (c)	3,826	3,875
Series 2017-D-SMP, REMIC, 3.72%, (1M US LIBOR + 1.65%), 12/15/19 (b) (c)	601	608
Series 2017-E-SMP, REMIC, 4.32%, (1M US LIBOR + 2.25%), 12/15/19 (b) (c)	1,871	1,891
Series 2012-C-LC5, REMIC, 4.69%, 09/15/22 (b)	2,195	2,229
Interest Only, Series 2015-XA-C28, REMIC, 0.85%, 05/15/48 (b)	91,405	3,335
Interest Only, Series 2016-XA-BNK1, REMIC, 1.93%, 08/15/49 (b)	31,636	3,525
Interest Only, Series 2018-XA-C43, REMIC, 0.87%, 03/15/51 (b)	75,154	4,079
WhiteHorse VIII Ltd.
Series 2014-AR-1A, 3.26%, 05/01/26 (c)	10,000	10,000
Other Securities		359,634
Total Non-U.S. Government Agency Asset-Backed Securities (cost $820,734)		846,359
CORPORATE BONDS AND NOTES 24.6%
Consumer Discretionary 1.8%
Other Securities		63,258
Consumer Staples 1.3%
Other Securities		47,065
Energy 3.1%
CNOOC Finance 2011 Ltd.
4.25%, 01/26/21	2,000	2,037
	Shares/Par[1]	Value ($)
Kinder Morgan Energy Partners LP
6.95%, 01/15/38	5,885	6,700
Petroleos Mexicanos
6.35% - 6.75%, 09/21/47 - 02/12/48	4,235	3,908
Sinopec Group Overseas Development 2016 Ltd.
2.75%, 05/03/21	6,700	6,548
Other Securities		90,703
		109,896
Financials 8.5%
American Express Co.
2.50%, 08/01/22	9,515	9,117
Barclays Plc
3.71%, (3M US LIBOR + 1.38%), 05/16/24 (b)	3,450	3,407
Cantor Fitzgerald LP
6.50%, 06/17/22 (c)	11,100	11,738
CNOOC Finance 2012 Ltd.
3.88%, 05/02/22	3,000	3,019
CNOOC Finance 2015 Ltd.
3.75%, 05/02/23	4,630	4,622
CNPC General Capital Ltd.
3.95%, 04/19/22	1,000	1,010
CNPC HK Overseas Capital Ltd.
4.50%, 04/28/21	2,300	2,360
Daimler Finance North America LLC
3.20%, (3M US LIBOR + 0.84%), 05/04/23 (b) (c)	9,240	9,247
General Motors Financial Co. Inc.
3.27%, (3M US LIBOR + 0.93%), 04/13/20 (b)	8,000	8,055
Goldman Sachs Group Inc.
3.14%, (3M US LIBOR + 0.78%), 10/31/22 (b)	2,870	2,865
3.49%, (3M US LIBOR + 1.17%), 05/15/26 (b)	2,890	2,855
HSBC Holdings Plc
3.95%, 05/18/24	6,895	6,872
Liberty Mutual Group Inc.
6.50%, 05/01/42 (c)	5,350	6,531
Singtel Group Treasury Pte Ltd.
4.50%, 09/08/21	1,400	1,445
SPARC EM Ltd.
0.00%, 12/05/22 (g)	10,000	8,965
Sumitomo Mitsui Financial Group Inc.
3.09%, (3M US LIBOR + 0.74%), 01/17/23 (b)	6,690	6,687
Temasek Financial I Ltd.
2.38%, 01/23/23	7,000	6,714
Westpac Banking Corp.
3.06%, (3M US LIBOR + 0.72%), 05/15/23 (b)	6,915	6,914
Other Securities		202,648
		305,071
Health Care 1.5%
Becton Dickinson & Co.
2.89%, 06/06/22	6,775	6,549
Other Securities		48,267
		54,816
Industrials 1.7%
Aeropuerto Internacional de Tocumen SA
5.75%, 10/09/23	3,155	3,234
Empresa de Transporte de Pasajeros Metro SA
4.75%, 02/04/24 (c) (h)	1,062	1,089
5.00%, 01/25/47 (c)	1,845	1,834
Other Securities		54,581
		60,738
Information Technology 0.8%
Other Securities		29,854
Materials 0.9%
Other Securities		33,161
Real Estate 1.0%
Crown Castle International Corp.
3.65%, 09/01/27	9,995	9,290
Other Securities		25,439
		34,729
Telecommunication Services 1.1%
Axiata SPV 2 Bhd
3.47%, 11/19/20	6,500	6,475

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Other Securities		34,240
		40,715
Utilities 2.9%
Israel Electric Corp. Ltd.
5.00%, 11/12/24 (c)	600	616
NextEra Energy Capital Holdings Inc.
3.55%, 05/01/27	7,170	6,879
Other Securities		95,896
		103,391
Total Corporate Bonds And Notes (cost $920,998)		882,694
SENIOR LOAN INTERESTS 5.4%
Consumer Discretionary 0.9%
Other Securities		33,937
Consumer Staples 0.2%
Other Securities		5,463
Energy 0.4%
Other Securities		14,823
Financials 0.6%
Other Securities		20,797
Health Care 0.7%
Other Securities		26,122
Industrials 1.0%
Other Securities		34,368
Information Technology 0.9%
Other Securities		33,971
Materials 0.4%
Other Securities		13,634
Telecommunication Services 0.3%
Other Securities		10,621
Total Senior Loan Interests (cost $195,531)		193,736
GOVERNMENT AND AGENCY OBLIGATIONS 44.4%
Collateralized Mortgage Obligations 7.1%
Federal Home Loan Mortgage Corp.
Series 300-336, 3.00%, 08/15/44	44,409	43,091
Interest Only, Series FH-S358A, 3.00%, 10/15/47	9,163	8,871
Series JZ-1507, REMIC, 7.00%, 05/15/23	35	37
Series LZ-2764, REMIC, 4.50%, 03/15/34	3,729	3,906
Series T-A1-75, REMIC, 2.00%, (1M US LIBOR + 0.04%), 12/25/36 (b)	175	174
Series ZL-3979, REMIC, 3.50%, 01/15/42	4,745	4,649
Series QD-4076, REMIC, 2.50%, 11/15/41	5,920	5,635
Series AG-4729, REMIC, 3.00%, 01/15/44	25,110	24,040
Series GS-PA-4381, REMIC, 3.00%, 07/15/46	29,352	28,837
Federal National Mortgage Association
Series 2006-3A2-5, REMIC, 3.57%, 05/25/35 (b)	27	28
Series 2012-KB-150, REMIC, 1.75%, 01/25/43	29,113	27,416
Principal Only, Series 2015-PO-67, REMIC, 0.00%, 09/25/43 (g)	13,515	10,138
Series 2014-A-23, REMIC, 3.00%, 05/25/44	24,633	23,780
Series 2016-CZ-72, REMIC, 3.00%, 10/25/46	18,831	16,788
Principal Only, Series 2018-PO-21, REMIC, 0.00%, 04/25/48 (g)	36,367	28,505
Series 2018-A-33, REMIC, 3.00%, 05/25/48	27,475	26,518
		252,413
Commercial Mortgage-Backed Securities 0.0%
Federal Home Loan Mortgage Corp.
Interest Only, Series X1-K023, REMIC, 1.39%, 08/25/22 (b)	28,967	1,250
Mortgage-Backed Securities 8.1%
Federal Home Loan Mortgage Corp.
3.76%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity +/- MBS Spread), 07/01/27 (b)	-	—
3.00%, 08/01/46	61,356	59,466
3.00%, 01/01/47	34,425	33,343
3.00%, 03/01/47	44,076	42,690
3.00%, 06/01/47	30,821	29,852
3.50%, 10/01/47	48,195	47,970
Federal National Mortgage Association
4.00% - 5.50%, 07/01/18 - 06/01/21	818	826
	Shares/Par[1]	Value ($)
3.16%, 05/01/22	11,188	11,232
2.31% - 5.50%, 07/01/21 - 09/01/27	31,883	32,340
3.20%, (12M US LIBOR +/- MBS Spread), 01/01/35 (b)	429	437
3.79%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity +/- MBS Spread), 01/01/36 (b)	5,469	5,762
4.00% - 5.00%, 05/01/37 - 01/01/46	6,613	6,991
2.66% - 2.86%, (12M US Federal Reserve Cumulative Average CMT +/- MBS Spread), 09/01/40 - 06/01/43 (b)	159	161
Government National Mortgage Association
2.63% - 3.38%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity +/- MBS Spread), 05/20/26 - 02/20/27 (b)	21	21
2.63% - 3.38%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity +/- MBS Spread), 04/20/30 - 02/20/32 (b)	44	46
3.00% - 5.00%, 02/15/38 - 07/15/45	11,124	11,466
5.00%, 04/15/39	5,805	6,225
		288,828
Municipal 0.1%
Other Securities		3,566
Sovereign 5.7%
Banco del Estado de Chile
4.13%, 10/07/20	5,000	5,062
3.88%, 02/08/22	1,000	997
Chile Government International Bond
3.13%, 03/27/25	8,600	8,314
Czech Republic Government Bond
0.45%, 10/25/23, CZK	185,000	7,821
Israel Government Bond
1.75% - 4.25%, 03/31/23 - 08/31/25, ILS	24,250	6,959
Israel Government International Bond
4.00%, 06/30/22	7,500	7,683
Malaysia Sovereign Sukuk Bhd
3.04%, 04/22/25	5,038	4,796
Mexico Bonos
6.50%, 06/09/22, MXN	121,800	5,879
Mexico Government International Bond
4.00%, 10/02/23	7,500	7,509
4.15%, 03/28/27	2,635	2,594
3.75%, 01/11/28 (h)	4,050	3,824
Panama Government International Bond
4.00%, 09/22/24	8,000	8,073
Philippine Government International Bond
4.20%, 01/21/24	9,000	9,158
Poland Government Bond
1.50%, 04/25/20, PLN	22,675	6,038
Wakala Global Sukuk Bhd
4.65%, 07/06/21 (h)	1,000	1,036
Other Securities		118,467
		204,210
Treasury Inflation Indexed Securities 1.7%
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/22 (i)	46,823	45,865
0.38%, 07/15/27 (i)	15,722	15,294
		61,159
U.S. Government Agency Obligations 0.0%
Small Business Administration Participation Certificates
6.29%, 01/01/21	2	2
5.13% - 5.52%, 09/01/23 - 06/01/24	97	100
		102
U.S. Treasury Securities 21.7%
U.S. Treasury Bond
2.75%, 11/15/42	31,300	30,048
3.63%, 08/15/43	32,550	36,217
3.75%, 11/15/43	2,800	3,179
3.38%, 05/15/44	14,900	15,943
2.88%, 08/15/45	26,500	25,937
2.88%, 11/15/46	27,250	26,650
3.00%, 02/15/47	21,600	21,651
2.75%, 08/15/47	15,000	14,297

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
2.75%, 11/15/47	17,800	16,966
U.S. Treasury Note
1.13% - 1.63%, 01/31/19 - 08/31/20	9,860	9,703
1.50%, 10/31/19	46,600	46,025
1.75%, 11/30/19	47,050	46,580
2.13%, 08/31/20	34,900	34,584
2.00%, 09/30/20	37,800	37,328
1.75%, 10/31/20	34,150	33,510
1.63%, 11/30/20	38,840	37,966
2.00%, 05/31/21	37,500	36,844
1.13%, 06/30/21	39,000	37,312
1.88%, 01/31/22	6,050	5,885
1.50% - 2.50%, 01/31/22 - 02/15/26	31,700	30,345
1.88%, 08/31/24	38,600	36,604
2.13%, 09/30/24	38,700	37,200
2.25%, 10/31/24	45,630	44,161
2.00%, 12/31/21 - 11/15/26	5,800	5,524
2.25%, 02/15/27	30,000	28,617
2.25%, 08/15/27	44,310	42,150
2.25%, 11/15/27	38,600	36,670
		777,896
Total Government And Agency Obligations (cost $1,613,257)		1,589,424
OTHER EQUITY INTERESTS 0.0%
General Motors Co. Escrow (e) (j) (k)	128	—
Other Securities		—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 1.5%
Securities Lending Collateral 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95% (l)	26,295	26,295
Treasury Securities 0.7%
U.S. Treasury Bill
1.94%, 09/06/18 (m)	14,550	14,500
2.10%, 12/06/18 (m)	11,400	11,299
		25,799
Total Short Term Investments (cost $52,092)		52,094
Total Investments 99.5% (cost $3,602,612)		3,564,307
Other Assets and Liabilities, Net 0.5%		18,264
Total Net Assets 100.0%		3,582,571

(a) The Fund had an unfunded commitment at June 30, 2018. See Unfunded Commitments in the Schedules of Investments.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2018, the value and the percentage of net assets of these liquid securities was $699,325 and 19.5%, respectively.

(d) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(f) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2018.

(g) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(h) All or portion of the security was on loan.

(i) Treasury inflation indexed note, par amount is adjusted for inflation.

(j) Non-income producing security.

(k) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

(m) The coupon rate represents the yield to maturity.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Piper Jaffray Cos., 5.06%, 10/09/18	10/09/15	3,000	3,005	0.1

Unfunded Commitments

	Unfunded Commitment ($)	Appreciation/ (Depreciation) ($)

Access CIG LLC – 1st Lien Term Loan	42	—
Dental Corporation of Canada – 1st Lien Delayed Draw Term Loan	58	—
DexKo Global Inc. – Incremental Term Loan	28	—
Mavis Tire Express Services Corp. – Delayed Draw Term Loan	141	(1)
	269	(1)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/DoubleLine Emerging Markets Fixed Income Fund
CORPORATE BONDS AND NOTES 74.7%
Argentina 3.1%
Banco Macro SA
6.75%, 11/04/26 (a)	1,323	1,248
Pampa Energia SA
7.50%, 01/24/27	8,450	7,563
Tecila SA
6.95%, 07/21/27	3,000	2,567
YPF SA
8.50%, 07/28/25 (b)	6,096	5,768
		17,146
Brazil 7.3%
Banco BTG Pactual SA
8.75%, (callable at 100 beginning 09/18/19) (c)	200	201
5.50%, 01/31/23	800	746
Banco do Brasil SA
6.25%, (callable at 100 beginning 04/15/24) (c)	9,900	7,697
Cosan Overseas Ltd.
8.25%, (callable at 100 beginning 11/05/18) (c)	2,500	2,472
ESAL GmbH
6.25%, 02/05/23 (b)	6,000	5,602
Itau Unibanco Holding SA
6.13%, (callable at 100 begininng 12/12/22) (c)	1,900	1,780
6.50%, (callable at 100 begininng 03/19/23) (c)	4,000	3,790
Marb BondCo Plc
7.00%, 03/15/24 (b)	3,200	3,070
Marfrig Holdings Europe BV
8.00%, 06/08/23 (d)	700	709
7.00%, 03/15/24 (d)	800	770
6.88%, 01/19/25	1,000	953
Minerva Luxembourg SA
6.50%, 09/20/26	3,200	2,936
5.88%, 01/19/28	2,600	2,268
Petrobras Global Finance BV
5.75%, 02/01/29	8,000	7,017
		40,011
Canada 0.5%
Gran Tierra Energy Inc.
6.25%, 02/15/25	2,700	2,534
Cayman Islands 2.2%
SPARC EM Ltd.
0.00%, 12/05/22 (e)	7,400	6,634
0.00%, 12/05/22 (d) (e)	5,800	5,200
		11,834
Chile 9.1%
Banco de Credito e Inversiones
4.00%, 02/11/23	3,100	3,076
Banco Santander Chile
3.88%, 09/20/22	650	644
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22	2,300	2,339
E.CL SA
5.63%, 01/15/21	3,000	3,100
Embotelladora Andina SA
5.00%, 10/01/23	7,766	7,998
Empresa Electrica Angamos SA
4.88%, 05/25/29	956	932
Empresa Nacional de Electricidad SA
4.25%, 04/15/24	1,125	1,114
Guanay Finance Ltd.
6.00%, 12/15/20	1,071	1,071
Inversiones CMPC SA
6.13%, 11/05/19	800	828
4.50%, 04/25/22	5,000	5,018
Itau CorpBanca
3.88%, 09/22/19	10,600	10,610
LATAM Finance Ltd.
6.88%, 04/11/24	2,300	2,245
S.A.C.I. Falabella
3.75%, 04/30/23	5,600	5,444
	Shares/Par[1]	Value ($)
Telefonica Chile SA
3.88%, 10/12/22	3,672	3,630
Transelec SA
4.63%, 07/26/23	795	810
VTR Finance BV
6.88%, 01/15/24	600	605
		49,464
China 4.2%
Alibaba Group Holding Ltd.
3.13%, 11/28/21	2,800	2,771
2.80%, 06/06/23	300	288
CNOOC Finance 2011 Ltd.
4.25%, 01/26/21	1,700	1,732
CNOOC Finance 2012 Ltd.
3.88%, 05/02/22	400	403
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	6,000	5,782
CNPC General Capital Ltd.
3.95%, 04/19/22	1,200	1,212
3.40%, 04/16/23	1,600	1,574
Sinopec Group Overseas Development 2016 Ltd.
2.75%, 05/03/21 - 09/29/26	1,200	1,096
Sinopec Group Overseas Development 2017 Ltd.
3.63%, 04/12/27 (d)	5,500	5,248
Tencent Holdings Ltd.
2.88%, 02/11/20	500	498
2.96%, (3M US LIBOR + 0.61%), 01/19/23 (a) (d)	2,300	2,293
		22,897
Colombia 3.4%
Bancolombia SA
6.13%, 07/26/20 (b)	900	938
4.88%, 10/18/27	800	761
Canacol Energy Ltd.
7.25%, 05/03/25	1,500	1,450
7.25%, 05/03/25 (d)	800	773
Colombia Telecomunicaciones SA ESP
8.50%, (callable at 100 beginning 03/30/20) (c)	100	104
Ecopetrol SA
7.63%, 07/23/19	3,100	3,239
5.88%, 09/18/23	3,900	4,133
Geopark Ltd.
6.50%, 09/21/24	2,000	1,928
Transportadora de Gas Internacional SA ESP
5.70%, 03/20/22	4,900	4,887
5.70%, 03/20/22 (d)	250	253
		18,466
Costa Rica 0.8%
Banco de Costa Rica
5.25%, 08/12/18	1,453	1,453
Banco Nacional de Costa Rica
4.88%, 11/01/18	1,000	1,000
5.88%, 04/25/21 (b)	1,700	1,725
		4,178
Dominican Republic 0.3%
Banco de Reservas de la Republica Dominicana
7.00%, 02/01/23	1,794	1,807
Guatemala 0.4%
Comcel Trust via Comunicaciones Celulares SA
6.88%, 02/06/24	500	514
Energuate Trust
5.88%, 05/03/27 (d)	800	766
Industrial Senior Trust
5.50%, 11/01/22	800	789
		2,069
Hong Kong 2.5%
CK Hutchison International 17 Ltd.
2.25%, 09/29/20 (d)	400	391
2.88%, 04/05/22	1,500	1,462
2.88%, 04/05/22 (d)	400	390
2.75%, 03/29/23 (d)	3,000	2,870
3.50%, 04/05/27 (b)	1,600	1,535
3.50%, 04/05/27 (d)	3,000	2,875

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
CNPC HK Overseas Capital Ltd.
4.50%, 04/28/21	4,000	4,105
Hutchison Whampoa International 12 II Ltd.
3.25%, 11/08/22	200	197
		13,825
India 7.9%
Adani Ports & Special Economic Zone Ltd.
3.50%, 07/29/20	1,905	1,879
3.95%, 01/19/22	3,340	3,278
Bharat Petroleum Corp. Ltd.
4.63%, 10/25/22	650	658
Bharti Airtel Ltd.
4.38%, 06/10/25	8,000	7,390
Indian Oil Corp. Ltd.
5.63%, 08/02/21	3,742	3,905
5.75%, 08/01/23	8,300	8,744
ONGC Videsh Vankorneft Pte Ltd.
3.75%, 07/27/26	10,000	9,297
UPL Corp. Ltd.
3.25%, 10/13/21	6,650	6,433
Vedanta Resources Plc
6.13%, 08/09/24	1,800	1,596
		43,180
Ireland 0.2%
C&W Senior Financing DAC
6.88%, 09/15/27	1,100	1,056
Israel 0.4%
Delek & Avner Tamar Bond Ltd.
5.41%, 12/30/25 (d)	1,095	1,094
Delek & Avner Yam Tethys Ltd.
5.08%, 12/30/23 (d)	300	300
Israel Electric Corp. Ltd.
5.00%, 11/12/24 (d)	800	821
		2,215
Jamaica 0.6%
Digicel Group Ltd.
7.13%, 04/01/22 (b)	5,000	3,299
Malaysia 6.0%
Axiata SPV 2 Bhd
3.47%, 11/19/20	10,000	9,962
Gohl Capital Ltd.
4.25%, 01/24/27	10,500	9,928
Malayan Banking Bhd
3.91%, 10/29/26 (a)	3,000	2,950
Petronas Capital Ltd.
3.50%, 03/18/25	8,200	7,932
Petronas Global Sukuk Ltd.
2.71%, 03/18/20	2,000	1,977
		32,749
Mexico 3.2%
America Movil SAB de CV
5.00%, 03/30/20	1,000	1,028
3.13%, 07/16/22	3,000	2,946
Banco Mercantil del Norte SA
5.75%, 10/04/31 (a)	200	183
Banco Mercantil Del Norte SA
6.88%, (callable at 100 begininng 07/06/22) (c)	200	197
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander
5.95%, 01/30/24 (a)	3,900	3,929
BBVA Bancomer SA
5.35%, 11/12/29	300	278
5.13%, 01/18/33	1,400	1,238
Coca-Cola Femsa SAB de CV
3.88%, 11/26/23	650	650
Fomento Economico Mexicano SAB de CV
2.88%, 05/10/23	4,696	4,456
Fresnillo Plc
5.50%, 11/13/23	1,000	1,030
Grupo Idesa SA de CV
7.88%, 12/18/20	1,400	1,050
	Shares/Par[1]	Value ($)
Unifin Financiera SAB de CV SOFOM ENR
8.88%, (callable at 100 begininng 01/29/25) (c)	600	537
		17,522
Netherlands 1.4%
AES Andres BV
7.95%, 05/11/26 (d)	1,500	1,551
Bharti Airtel International (Netherlands) BV
5.13%, 03/11/23	4,800	4,740
Petrobras Global Finance BV
7.25%, 03/17/44	1,600	1,475
		7,766
Panama 3.1%
Banistmo SA
3.65%, 09/19/22 (d)	1,600	1,512
ENA Norte Trust
4.95%, 04/25/23	6,906	6,923
Global Bank Corp.
5.13%, 10/30/19	2,700	2,723
4.50%, 10/20/21 (d)	200	195
4.50%, 10/20/21 (b)	5,800	5,674
		17,027
Peru 5.9%
Banco de Credito del Peru
2.25%, 10/25/19	5,900	5,804
5.38%, 09/16/20	3,400	3,513
Banco Internacional del Peru S.A.A. of Panama
5.75%, 10/07/20 (b)	8,700	9,082
BBVA Banco Continental SA
5.00%, 08/26/22 (b)	1,400	1,436
Fondo Mivivienda SA
3.50%, 01/31/23	6,802	6,545
3.50%, 01/31/23 (d)	450	433
Inkia Energy Ltd.
5.88%, 11/09/27 (b)	400	373
Transportadora de Gas del Peru SA
4.25%, 04/30/28	4,900	4,726
		31,912
Philippines 1.6%
BDO Unibank Inc.
2.63%, 10/24/21	5,300	5,100
2.95%, 03/06/23	3,200	3,015
Union Bank of the Philippines
3.37%, 11/29/22	500	475
		8,590
Singapore 8.9%
BPRL International Singapore Pte Ltd.
4.38%, 01/18/27	8,500	8,065
DBS Group Holdings Ltd.
3.60%, (callable at 100 beginning 09/07/21) (c)	10,000	9,575
Oversea-Chinese Banking Corp. Ltd.
4.00%, 10/15/24 (a)	2,000	2,007
PSA International Pte Ltd.
3.88%, 02/11/21	1,000	1,015
Singtel Group Treasury Pte Ltd.
4.50%, 09/08/21	2,500	2,581
Temasek Financial I Ltd.
2.38%, 01/23/23	14,028	13,455
United Overseas Bank Ltd.
3.75%, 09/19/24 (a)	7,000	6,991
3.50%, 09/16/26 (a)	5,200	5,102
		48,791
United States of America 1.7%
Reliance Holding USA Inc.
5.40%, 02/14/22	9,000	9,301
Total Corporate Bonds And Notes (cost $423,641)		407,639
GOVERNMENT AND AGENCY OBLIGATIONS 21.8%
Argentina 2.9%
Argentina Republic Government International Bond
6.88%, 01/26/27	7,200	6,462
5.88%, 01/11/28	3,000	2,445
6.63%, 07/06/28	2,250	1,905

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Provincia de Buenos Aires
7.88%, 06/15/27	6,000	5,265
		16,077
Chile 3.4%
Banco del Estado de Chile
4.13%, 10/07/20	2,300	2,328
2.67%, 01/08/21 (d)	800	778
3.88%, 02/08/22	2,700	2,691
Chile Government International Bond
3.13%, 03/27/25 - 01/21/26	13,400	12,873
		18,670
Costa Rica 0.4%
Costa Rica Government International Bond
10.00%, 08/01/20 (b)	1,930	2,112
India 1.0%
Export-Import Bank of India
2.75%, 04/01/20	200	197
3.13%, 07/20/21	2,000	1,952
3.33%, (3M US LIBOR + 1.00%), 08/21/22 (a)	900	905
4.00%, 01/14/23	2,200	2,180
		5,234
Indonesia 2.7%
Indonesia Government International Bond
4.88%, 05/05/21	4,200	4,321
Perusahaan Penerbit SBSN Indonesia III
4.15%, 03/29/27	1,000	963
4.15%, 03/29/27 (d)	9,900	9,529
		14,813
Israel 2.9%
Israel Government International Bond
4.00%, 06/30/22	7,700	7,888
3.15%, 06/30/23	3,500	3,452
2.88%, 03/16/26	4,700	4,459
		15,799
Malaysia 1.7%
Malaysia Sovereign Sukuk Bhd
3.04%, 04/22/25	9,055	8,620
Malaysia Sukuk Global Bhd
3.18%, 04/27/26	1,000	949
		9,569
Mexico 2.2%
Mexico Government International Bond
4.00%, 10/02/23	5,000	5,006
4.15%, 03/28/27 (b)	6,500	6,398
3.75%, 01/11/28	900	850
		12,254
Panama 2.5%
Banco Latinoamericano de Comercio Exterior SA
3.25%, 05/07/20	1,500	1,478
Panama Government International Bond
4.00%, 09/22/24	9,500	9,587
3.88%, 03/17/28	2,400	2,348
		13,413
Philippines 2.1%
Philippine Government International Bond
4.20%, 01/21/24	11,100	11,294
Total Government And Agency Obligations (cost $125,765)		119,235
SHORT TERM INVESTMENTS 3.5%
Investment Companies 1.4%
JNL Government Money Market Fund - Institutional Class, 1.79% (f) (g)	7,518	7,518
Securities Lending Collateral 2.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95% (g)	11,537	11,537
Total Short Term Investments (cost $19,055)		19,055
Total Investments 100.0% (cost $568,461)		545,929
Other Assets and Liabilities, Net 0.0%		69
Total Net Assets 100.0%		545,998

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) All or portion of the security was on loan.

(c) Perpetual security. Next contractual call date presented, if applicable.

(d) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2018, the value and the percentage of net assets of these liquid securities was $38,751 and 7.1%, respectively.

(e) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/DoubleLine Shiller Enhanced CAPE Fund * (a)
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 45.5%
ALM XIX LLC
Series 2016-A1-19A, 3.90%, (3M US LIBOR + 1.55%), 07/15/28 (b) (c)	5,000	5,008
Series 2016-A2-19A, 4.55%, (3M US LIBOR + 2.20%), 07/15/28 (b) (c)	5,000	5,018
Apidos CLO XXIV
Series 2016-A2-24A, 4.36%, (3M US LIBOR + 2.00%), 07/20/27 (b) (c)	5,000	5,003
Bayview Opportunity Master Fund IVA Trust
Series 2018-A1-RN3, REMIC, 3.67%, 03/28/33 (c) (d)	8,840	8,840
Bayview Opportunity Master Fund IVB Trust
Series 2018-A1-SBR2, 3.84%, 04/28/33 (c) (d)	9,412	9,421
BBCMS Trust
Series 2017-C-DELC, REMIC, 3.27%, (1M US LIBOR + 1.20%), 08/15/19 (b) (c)	331	331
Series 2017-D-DELC, REMIC, 3.77%, (1M US LIBOR + 1.70%), 08/15/19 (b) (c)	377	381
Series 2017-E-DELC, REMIC, 4.57%, (1M US LIBOR + 2.50%), 08/15/19 (b) (c)	789	792
Series 2017-F-DELC, REMIC, 5.57%, (1M US LIBOR + 3.50%), 08/15/19 (b) (c)	756	759
Series 2017-E-GLKS, 4.92%, (1M US LIBOR + 2.85%), 11/15/19 (b) (c)	2,480	2,481
Series 2015-D-STP, REMIC, 4.43%, 09/10/20 (b) (c)	425	422
Series 2014-E-BXO, REMIC, 4.63%, (1M US LIBOR + 2.56%), 08/15/27 (b) (c)	2,669	2,681
Interest Only, Series 2017-XA-C1, REMIC, 1.69%, 02/15/50 (b)	22,714	2,239
Bear Stearns Alt-A Trust
Series 2006-31A1-4, REMIC, 4.31%, 07/25/36 (b)	6,388	5,885
BX Trust
Series 2017-D-IMC, 4.32%, (1M US LIBOR + 2.25%), 10/15/19 (b) (c)	914	914
Series 2017-E-IMC, 5.32%, (1M US LIBOR + 3.25%), 10/15/19 (b) (c)	1,475	1,479
Series 2018-F-MCSF, REMIC, 4.72%, (1M US LIBOR + 2.65%), 04/15/20 (b) (c)	2,887	2,865
Series 2018-E-GW, 3.87%, 05/15/25 (b) (c)	968	969
Series 2018-F-GW, 4.32%, 05/15/25 (b) (c)	968	969
Series 2018-G-GW, 4.82%, 05/15/25 (b) (c)	968	969
CFCRE Commercial Mortgage Trust
Interest Only, Series 2016-XA-C3, REMIC, 1.22%, 12/12/25 (b)	5,044	323
Series 2016-C-C4, REMIC, 5.04%, 04/10/26 (b)	2,332	2,361
Interest Only, Series 2017-XA-C8, 1.83%, 06/15/50 (b)	16,478	1,704
Interest Only, Series 2016-XA-C4, REMIC, 1.90%, 05/10/58 (b)	27,970	2,840
CFIP CLO Ltd.
Series 2014-AR-1A, 3.66%, (3M US LIBOR + 1.32%), 07/13/29 (b) (c)	7,500	7,530
Citigroup Commercial Mortgage Trust
Series 2018-E-TBR, 4.87%, (1M US LIBOR + 2.80%), 12/15/19 (b) (c)	4,739	4,750
Series 2018-F-TBR, 5.72%, (1M US LIBOR + 3.65%), 12/15/19 (b) (c)	4,510	4,526
Series 2015-C-GC27, REMIC, 4.58%, 01/10/25 (b)	828	799
Series 2015-C-GC35, REMIC, 4.65%, 11/10/25	311	303
Interest Only, Series 2014-XA-GC19, REMIC, 1.35%, 03/10/47 (b)	34,283	1,553
Interest Only, Series 2014-XA-GC21, REMIC, 1.38%, 05/10/47 (b)	31,616	1,692
Interest Only, Series 2015-XA-GC35, REMIC, 1.03%, 11/10/48 (b)	3,995	176
Interest Only, Series 2016-XA-GC36, REMIC, 1.48%, 02/10/49 (b)	4,274	322
Interest Only, Series 2016-XA-GC37, REMIC, 1.96%, 04/10/49 (b)	8,521	900
Interest Only, Series 2016-XA-P3, REMIC, 1.87%, 04/15/49 (b)	7,665	732
Interest Only, Series 2016-XA-P5, REMIC, 1.69%, 10/10/49 (b)	11,334	999
	Shares/Par[1]	Value ($)
Interest Only, Series 2017-XA-P7, REMIC, 1.29%, 04/14/50 (b)	34,906	2,623
Civic Mortgage LLC
Series 2018-A1-1, 3.89%, 06/25/22 (c) (d) (e)	9,121	9,124
COLT Funding LLC
Series 2018-A1-1, REMIC, 2.93%, 02/25/48 (b) (c)	8,049	7,988
COMM Mortgage Trust
Series 2012-C-CR4, REMIC, 4.44%, 11/15/22 (b) (c)	673	610
Series 2013-D-LC13, REMIC, 5.29%, 09/10/23 (b) (c)	1,483	1,422
Series 2015-D-DC1, REMIC, 4.50%, 02/10/25 (b) (c)	1,750	1,501
Interest Only, Series 2015-XA-CR27, REMIC, 1.29%, 09/10/25 (b)	12,426	694
Series 2016-C-CR28, REMIC, 4.80%, 12/10/25 (b)	450	447
Interest Only, Series 2015-XA-LC21, REMIC, 0.98%, 07/10/48 (b)	23,414	858
Interest Only, Series 2015-XA-CR25, REMIC, 1.08%, 08/10/48 (b)	23,228	1,186
Interest Only, Series 2015-XA-CR26, REMIC, 1.18%, 10/10/48 (b)	5,290	282
Commercial Mortgage Loan Trust
Interest Only, Series 2013-XA-CR12, REMIC, 1.43%, 10/10/46 (b)	39,035	1,810
Commercial Mortgage Pass-Through Certificates
Series 2015-C-LC23, REMIC, 4.80%, 10/10/25 (b)	306	304
Interest Only, Series 2014-XA-UBS3, REMIC, 1.45%, 06/10/47 (b)	39,035	1,890
Commercial Mortgage Trust
Interest Only, Series 2017-XA-CD4, REMIC, 1.48%, 04/10/27 (b)	18,374	1,547
Credit Suisse Commercial Mortgage Trust
Series 2008-AM-C1, REMIC, 6.17%, 02/15/41 (b) (c)	21	21
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-2A1-11, REMIC, 6.00%, 12/25/35	1,193	1,150
Credit Suisse Mortgage Trust
Series 2017-A-1, 4.50%, 03/25/21 (c)	3,483	3,494
Series 2017-E-LSTK, REMIC, 3.44%, 04/05/21 (b) (c)	1,799	1,755
CSMC Trust
Series 2017-E-CHOP, REMIC, 5.37%, (1M US LIBOR + 3.30%), 07/15/32 (b) (c)	2,125	2,134
CVP CLO Ltd.
Series 2017-A-1A, 3.70%, (3M US LIBOR + 1.34%), 07/20/30 (b) (c)	7,500	7,613
Series 2017-A-2A, 3.12%, (3M US LIBOR + 1.19%), 01/20/31 (b) (c)	10,000	10,004
Deephaven Residential Mortgage Trust
Series 2017-A1-1A, REMIC, 2.72%, 10/25/25 (b) (c)	1,009	989
Series 2017-A2-3A, REMIC, 2.71%, 10/25/47 (b) (c)	4,870	4,806
Series 2017-A3-3A, REMIC, 2.81%, 10/25/47 (b) (c)	4,870	4,785
GS Mortgage Securities Corp. II
Interest Only, Series 2017-XA-GS8, 1.13%, 11/10/50 (b)	32,647	2,295
GS Mortgage Securities Trust
Series 2013-D-GC13, REMIC, 4.22%, 07/10/23 (b) (c)	662	607
Interest Only, Series 2015-XA-GC34, REMIC, 1.50%, 10/10/25 (b)	3,434	251
Interest Only, Series 2014-XA-GC20, REMIC, 1.17%, 04/10/47 (b)	7,993	348
Interest Only, Series 2014-XA-GC24, REMIC, 0.95%, 09/10/47 (b)	10,321	379
Series 2014-D-GC26, REMIC, 4.66%, 11/10/47 (b) (c)	2,349	2,008
Interest Only, Series 2015-XA-GS1, REMIC, 0.96%, 11/10/48 (b)	5,644	277
Interest Only, Series 2017-XA-GS6, 1.20%, 05/10/50 (b)	30,323	2,319

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Halcyon Loan Advisors Funding Ltd.
Series 2015-A-2A, REMIC, 3.75%, (3M US LIBOR + 1.39%), 07/25/27 (b) (c)	4,500	4,500
Series 2015-A1R-3A, 3.26%, (3M US LIBOR + 0.90%), 10/18/27 (b) (c)	10,000	9,997
Jimmy Johns Funding LLC
Series 2017-A2II-1A, 4.85%, 07/30/27 (c)	5,955	6,004
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2016-E-WIKI, REMIC, 4.14%, 10/05/21 (b) (c)	2,356	2,286
Series 2016-B-ASH, 4.22%, (1M US LIBOR + 2.15%), 10/15/22 (b) (c)	1,179	1,179
Series 2016-C-ASH, 4.82%, (1M US LIBOR + 2.75%), 10/15/22 (b) (c)	665	666
Series 2018-E-AON, 4.61%, 07/05/23 (b) (c)	3,103	3,104
Series 2018-C-LAQ, 3.60%, (1M US LIBOR + 1.60%), 06/15/25 (b) (c)	4,788	4,793
Series 2018-D-LAQ, 4.10%, (1M US LIBOR + 2.10%), 06/15/25 (b) (c)	1,900	1,902
Series 2018-E-LAQ, 5.00%, (1M US LIBOR + 3.00%), 06/15/25 (b) (c)	608	609
Series 2006-AM-LDP9, REMIC, 5.37%, 05/15/47	134	134
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2017-C-MAUI, REMIC, 3.30%, (1M US LIBOR + 1.25%), 07/15/19 (b) (c)	576	576
Series 2017-D-MAUI, REMIC, 4.00%, (1M US LIBOR + 1.95%), 07/15/19 (b) (c)	541	542
Series 2017-E-MAUI, REMIC, 5.00%, (1M US LIBOR + 2.95%), 07/15/19 (b) (c)	479	480
Series 2017-F-MAUI, REMIC, 5.80%, (1M US LIBOR + 3.75%), 07/15/19 (b) (c)	674	676
Series 2015-D-MAR7, REMIC, 5.23%, 06/05/22 (c)	1,491	1,488
Series 2015-F-JP1, REMIC, 4.90%, 12/15/25 (b) (c)	1,123	828
Series 2004-D-CBX, REMIC, 5.10%, 01/12/37 (b)	1,581	1,610
Series 2006-AMS-LDP9, REMIC, 5.34%, 05/15/47	1,000	997
Series 2007-AM-CB18, REMIC, 5.47%, 06/12/47 (b)	115	115
Interest Only, Series 2015-XA-JP1, REMIC, 1.29%, 01/15/49 (b)	4,917	237
Interest Only, Series 2016-XA-JP4, REMIC, 0.94%, 12/15/49 (b)	19,203	807
Series 2007-AM-C1, REMIC, 6.11%, 02/15/51 (b)	165	165
JPMorgan Mortgage Trust
Series 2014-A707-FRR1, RE-REMIC, 4.35%, 12/27/18 (c)	1,857	1,846
Series 2018-A2-7FRB, 2.81%, (1M US LIBOR + 0.75%), 04/25/46 (b) (c)	5,000	5,005
Kabbage Asset Securitization LLC
Series 2017-A-1, 4.57%, 03/16/20 (c)	5,000	5,048
Legacy Mortgage Asset Trust
Series 2017-A1-GS1, REMIC, 3.50%, 01/25/57 (c) (d)	4,543	4,495
Series 2018-A1-GS2, 4.00%, 04/25/58 (c) (d) (e)	15,000	15,006
Midocean Credit CLO VII
Series 2017-A1-7A, 3.67%, (3M US LIBOR + 1.32%), 07/15/29 (b) (c)	7,000	7,008
Milos CLO Ltd.
Series 2017-A-1A, 3.61%, (3M US LIBOR + 1.25%), 10/20/30 (b) (c)	7,500	7,515
Morgan Stanley Bank of America Merrill Lynch Trust
Interest Only, Series 2014-XA-C15, REMIC, 1.23%, 02/15/24 (b)	16,222	671
Series 2014-C-C17, REMIC, 4.61%, 07/15/24 (b)	1,240	1,212
Series 2015-D-C20, REMIC, 3.07%, 01/15/25 (c)	1,000	801
Series 2015-C-C25, REMIC, 4.68%, 09/15/25 (b)	420	424
Series 2015-D-C26, REMIC, 3.06%, 10/15/25 (c)	550	453
Series 2015-D-C27, REMIC, 3.24%, 11/15/25 (c)	297	238
Series 2015-C-C27, REMIC, 4.68%, 11/15/25 (b)	207	201
Interest Only, Series 2016-XA-C28, REMIC, 1.43%, 01/15/26 (b)	4,582	320
Series 2016-C-C29, REMIC, 4.91%, 04/15/26 (b)	2,371	2,424
	Shares/Par[1]	Value ($)
Morgan Stanley Capital I Trust
Series 2017-E-CLS, 4.02%, (1M US LIBOR + 1.95%), 11/15/19 (b) (c)	2,575	2,577
Series 2017-F-CLS, 4.67%, (1M US LIBOR + 2.60%), 11/15/19 (b) (c)	2,556	2,558
Series 2014-CPT, REMIC, 3.56%, 07/13/21 (b) (c)	986	963
Series 2014-CPT, REMIC, 3.56%, 07/13/21 (b) (c)	540	530
Series 2014-CPT, REMIC, 3.56%, 07/13/21 (b) (c)	527	509
Interest Only, Series 2015-XA-UBS8, REMIC, 1.08%, 12/15/48 (b)	4,823	264
Series 2007-B-IQ15, REMIC, 6.28%, 06/11/49 (b) (c)	3,000	3,015
Interest Only, Series 2016-XA-UB12, 0.95%, 12/15/49 (b)	4,115	192
Interest Only, Series 2017-XA-H1, 1.61%, 06/15/50 (b)	26,562	2,350
Motel 6 Trust
Series 2017-D-MTL6, REMIC, 4.22%, (1M US LIBOR + 2.15%), 08/15/19 (b) (c)	2,312	2,318
Series 2017-F-MTL6, REMIC, 6.32%, (1M US LIBOR + 4.25%), 08/15/19 (b) (c)	3,040	3,060
MP CLO IV Ltd.
Series 2013-ARR-2A, 3.64%, (3M US LIBOR + 1.28%), 07/25/29 (b) (c)	7,500	7,526
MP CLO VIII Ltd.
Series 2015-AR-2A, 3.27%, (3M US LIBOR + 0.91%), 10/28/27 (b) (c)	3,000	2,992
Nationstar HECM Loan Trust
Series 2017-M1-1A, 2.94%, 11/25/19 (c) (e)	7,000	6,945
Octagon Investment Partners XXIV Ltd.
Series 2015-A1R-1A, 2.25%, (3M US LIBOR + 0.90%), 05/21/27 (b) (c)	10,000	9,988
OneMain Financial Issuance Trust
Series 2015-A-2A, 2.57%, 10/18/18 (c)	437	437
Series 2017-A1-1A, 2.37%, 04/14/21 (c)	5,000	4,900
Pretium Mortgage Credit Partners I LLC
Series 2017-NPL3, 3.25%, 06/29/32 (c) (d)	7,772	7,773
Series 2018-A1-NLP3, 4.13%, 08/27/33 (c) (d)	7,000	7,000
Sofi Consumer Loan Program LLC
Series 2017-A1-5, 2.14%, 11/25/19 (c)	1,011	1,006
Series 2017-A1-6, 2.20%, 12/25/19 (c)	2,048	2,037
Series 2016-A-3, 3.05%, 05/25/21 (c)	855	852
Series 2017-A-3, 2.77%, 01/25/22 (c)	887	880
Series 2017-A2-6, 2.82%, 01/25/22 (c)	3,500	3,471
Series 2017-A2-5, 2.78%, 03/25/22 (c)	1,250	1,230
Series 2017-A-1, 3.28%, 01/26/26 (c)	739	738
Series 2017-A-2, 3.28%, 02/25/26 (c)	520	520
Sofi Consumer Loan Program Trust
Series 2018-A1-1, 2.55%, 03/25/20 (c)	1,881	1,873
Series 2018-A1-2, 2.93%, 05/25/20 (c)	877	876
SpringCastle America Funding LLC
Series 2016-A-AA, 3.05%, 04/25/29 (c)	2,528	2,519
Springleaf Funding Trust
Series 2015-A-AA, 3.16%, 05/15/19 (c)	2,516	2,515
Steele Creek CLO Ltd.
Series 2015-AR-1A, 3.59%, (3M US LIBOR + 1.26%), 05/21/29 (b) (c)	4,000	4,009
Series 2014-A-1RA, 3.41%, 04/21/31 (c)	2,550	2,550
Series 2016-1A, 3.44%, (3M US LIBOR + 1.12%), 06/15/31 (b) (c) (f)	2,500	2,500
TAL Advantage VI LLC
Series 2017-A-1A, 4.50%, 04/21/42	7,095	7,235
TCI-Cent CLO Ltd.
Series 2016-A1-1A, 3.89%, (3M US LIBOR + 1.52%), 12/21/29 (b) (c)	3,000	3,014
Series 2016-A2-1A, 4.57%, (3M US LIBOR + 2.20%), 12/21/29 (b) (c)	3,000	3,010
THL Credit Wind River CLO Ltd.
Series 2016-A-1A, 4.00%, (3M US LIBOR + 1.65%), 07/15/28 (b) (c)	4,000	4,001
Series 2016-B-1A, 4.70%, (3M US LIBOR + 2.35%), 07/15/28 (b) (c)	5,000	5,003
UBS Commercial Mortgage Trust
Series 2018-C-C8, 4.86%, 02/15/28 (b)	1,858	1,820

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Interest Only, Series 2017-XB-C1, REMIC, 1.06%, 06/15/50 (b)	25,883	1,822
Interest Only, Series 2018-XA-C8, 1.05%, 02/15/51 (b)	27,119	1,788
Venture VII CDO Ltd.
Series 2006-A2-7A, 2.60%, (3M US LIBOR + 0.24%), 01/20/22 (b) (c)	1,807	1,801
Venture XXIX CDO Ltd.
Series 2017-A-29A, 3.62%, (3M US LIBOR + 1.28%), 09/15/30 (b) (c)	4,000	4,007
Vivint Solar Financing V LLC
Series 2018-A-1A, 4.73%, 10/30/28 (c) (e)	5,000	5,039
VOLT LIX LLC
Series 2017-A1-NPL6, 3.25%, 05/25/47 (c) (d)	4,195	4,195
VOLT LVII LLC
Series 2017-A1-NPL4, 3.38%, 04/25/47 (c) (d)	2,787	2,788
VOLT LX LLC
Series 2017-A1-NPL7, 3.25%, 04/25/59 (c) (d)	3,037	3,038
VOLT LXI LLC
Series 2017-A1-NPL8, 3.13%, 06/25/20 (c) (d)	2,602	2,602
VOLT LXII LLC
Series 2017-A1-NPL9, 3.13%, 09/25/47 (c) (d)	3,175	3,175
Washington Mutual Asset-Backed Certificates WMABS Trust
Series 2006-M1-HE1, REMIC, 2.43%, (1M US LIBOR + 0.34%), 04/25/36 (b)	14,984	13,575
Wells Fargo Commercial Mortgage Trust
Series 2017-C-SMP, REMIC, 3.27%, (1M US LIBOR + 1.20%), 12/15/19 (b) (c)	484	487
Series 2017-D-SMP, REMIC, 3.72%, (1M US LIBOR + 1.65%), 12/15/19 (b) (c)	290	293
Series 2018-E-BXI, REMIC, 4.23%, (1M US LIBOR + 2.16%), 12/15/19 (b) (c)	2,762	2,793
Series 2017-E-SMP, REMIC, 4.32%, (1M US LIBOR + 2.25%), 12/15/19 (b) (c)	903	913
Series 2014-D-LC16, REMIC, 3.94%, 06/15/24 (c)	325	266
Interest Only, Series 2015-XA-C31, REMIC, 1.24%, 07/15/25 (b)	4,398	266
Series 2015-C-C31, REMIC, 4.76%, 11/15/25 (b)	400	401
Series 2015-D-NXS4, REMIC, 3.75%, 11/18/25 (b)	375	330
Series 2015-C-NXS4, REMIC, 4.75%, 11/18/25 (b)	310	314
Series 2015-A4-P2, REMIC, 3.81%, 12/15/25	363	366
Interest Only, Series 2017-XA-C38, 1.23%, 07/15/50 (b)	26,377	1,896
Series 2015-C-LC22, REMIC, 4.69%, 09/15/58 (b)	302	302
Series 2016-C-C32, REMIC, 4.88%, 01/15/59 (b)	311	303
Other Securities		262,187
Total Non-U.S. Government Agency Asset-Backed Securities (cost $695,474)		695,322
CORPORATE BONDS AND NOTES 14.9%
Consumer Discretionary 0.3%
Other Securities		4,425
Consumer Staples 1.0%
Other Securities		15,773
Energy 1.8%
Bharat Petroleum Corp. Ltd.
4.63%, 10/25/22	2,300	2,328
Indian Oil Corp. Ltd.
5.63%, 08/02/21	900	939
ONGC Videsh Ltd.
3.25%, 07/15/19	2,000	1,995
3.75%, 05/07/23	200	195
ONGC Videsh Vankorneft Pte Ltd.
2.88%, 01/27/22	900	860
Petronas Capital Ltd.
3.13%, 03/18/22	1,000	985
Sinopec Group Overseas Development 2015 Ltd.
2.50%, 04/28/20	1,000	985
Sinopec Group Overseas Development 2016 Ltd.
2.00%, 09/29/21	200	191
	Shares/Par[1]	Value ($)
Sinopec Group Overseas Development 2017 Ltd.
3.00%, 04/12/22	600	586
3.00%, 04/12/22 (c)	700	682
Other Securities		16,941
		26,687
Financials 7.1%
Banco Santander Chile
2.50%, 12/15/20 (c)	500	484
3.88%, 09/20/22	800	793
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander
4.13%, 11/09/22	300	297
5.95%, 01/30/24 (b)	2,900	2,922
CNOOC Finance 2012 Ltd.
3.88%, 05/02/22	800	805
CNOOC Finance 2015 Australia Pty Ltd.
2.63%, 05/05/20	1,500	1,479
CNPC General Capital Ltd.
3.95%, 04/19/22	1,900	1,919
CNPC HK Overseas Capital Ltd.
4.50%, 04/28/21	300	308
Credit Suisse Group AG
3.57%, (3M US LIBOR + 1.24%), 06/12/24 (b) (c)	1,270	1,269
Goldman Sachs Bank USA
3.20%, 06/05/20	990	990
Goldman Sachs Group Inc.
2.30%, 12/13/19	1,870	1,853
Morgan Stanley
3.29%, (3M US LIBOR + 0.93%), 07/22/22 (b)	2,495	2,512
Santander UK Plc
2.50%, 01/05/21	2,310	2,258
Temasek Financial I Ltd.
2.38%, 01/23/23	1,500	1,439
Other Securities		88,952
		108,280
Health Care 1.3%
Other Securities		20,344
Industrials 0.8%
PSA International Pte Ltd.
4.63%, 09/11/19	1,900	1,935
3.88%, 02/11/21	200	203
Other Securities		9,779
		11,917
Information Technology 0.5%
Other Securities		7,368
Materials 0.4%
Other Securities		5,838
Real Estate 0.2%
Other Securities		2,813
Telecommunication Services 0.8%
Axiata SPV 2 Bhd
3.47%, 11/19/20	2,200	2,192
Other Securities		10,709
		12,901
Utilities 0.7%
SP PowerAssets Ltd.
2.70%, 09/14/22	3,000	2,921
Other Securities		7,551
		10,472
Total Corporate Bonds And Notes (cost $230,535)		226,818
SENIOR LOAN INTERESTS 8.5%
Consumer Discretionary 1.8%
Other Securities		26,824
Consumer Staples 0.2%
Other Securities		3,560
Energy 0.6%
Other Securities		9,014
Financials 1.0%
Other Securities		15,664

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Health Care 1.0%
Other Securities		14,351
Industrials 1.5%
Other Securities		22,825
Information Technology 1.4%
Other Securities		21,971
Materials 0.5%
Other Securities		7,643
Real Estate 0.0%
Other Securities		114
Telecommunication Services 0.5%
Other Securities		8,113
Total Senior Loan Interests (cost $131,267)		130,079
GOVERNMENT AND AGENCY OBLIGATIONS 16.6%
Collateralized Mortgage Obligations 3.3%
Federal Home Loan Mortgage Corp.
Series QA-4060, REMIC, 1.50%, 09/15/26	3,748	3,608
Series AN-4030, REMIC, 1.75%, 04/15/27	6,685	6,466
Series CD-4484, REMIC, 1.75%, 07/15/30	5,860	5,649
Series BA-4642, REMIC, 3.00%, 02/15/41	7,201	7,136
Series A-4734, REMIC, 3.00%, 07/15/42	6,665	6,576
Series FA-4125, REMIC, 2.42%, (1M US LIBOR + 0.35%), 11/15/42 (b)	5,085	5,098
Series LA-4738, REMIC, 3.00%, 11/15/43	6,701	6,582
Series HA-4582, REMIC, 3.00%, 09/15/45	3,572	3,491
Federal National Mortgage Association
Series 2016-PA-72, REMIC, 3.00%, 07/25/46	5,248	5,137
		49,743
Commercial Mortgage-Backed Securities 0.0%
Federal Home Loan Mortgage Corp.
Interest Only, Series X1-K722, REMIC, 1.44%, 03/25/23 (b)	12,938	630
Mortgage-Backed Securities 0.6%
Federal Home Loan Mortgage Corp.
3.50%, 09/01/32	8,948	9,055
Sovereign 2.0%
Banco del Estado de Chile
2.67%, 01/08/21 (c)	300	292
3.88%, 02/08/22	2,400	2,392
Chile Government International Bond
3.25%, 09/14/21	1,600	1,598
2.25%, 10/30/22	2,900	2,767
Export-Import Bank of India
2.75%, 04/01/20	300	295
3.13%, 07/20/21	2,000	1,952
3.33%, (3M US LIBOR + 1.00%), 08/21/22 (b)	500	503
Wakala Global Sukuk Bhd
4.65%, 07/06/21	2,900	3,005
Other Securities		17,828
		30,632
Treasury Inflation Indexed Securities 2.0%
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/19 (g)	30,474	30,288
U.S. Treasury Securities 8.7%
U.S. Treasury Note
1.50%, 08/15/20	37,100	36,294
2.00%, 08/31/21	43,250	42,399
2.13%, 09/30/21 (h)	43,150	42,442
	Shares/Par[1]	Value ($)
1.88%, 01/31/22	12,400	12,061
		133,196
Total Government And Agency Obligations (cost $258,010)		253,544
SHORT TERM INVESTMENTS 16.2%
Investment Companies 7.4%
JNL Government Money Market Fund - Institutional Class, 1.79% (i) (j)	113,178	113,178
Treasury Securities 8.8%
U.S. Treasury Bill
1.75%, 07/19/18 (k)	33,500	33,469
1.90%, 08/16/18 (k)	39,600	39,506
1.94%, 09/20/18 (k)	30,550	30,423
1.97%, 10/18/18 (k)	30,600	30,422
		133,820
Total Short Term Investments (cost $246,994)		246,998
Total Investments 101.7% (cost $1,562,280)		1,552,761
Other Derivative Instruments (0.2)%		(2,324)
Other Assets and Liabilities, Net (1.5)%		(23,031)
Total Net Assets 100.0%		1,527,406

(a) The Fund had an unfunded commitment at June 30, 2018. See Unfunded Commitments in the Schedules of Investments.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2018, the value and the percentage of net assets of these liquid securities was $584,141 and 38.2%, respectively.

(d) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2018.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(f) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(g) Treasury inflation indexed note, par amount is adjusted for inflation.

(h) All or a portion of the security is pledged or segregated as collateral.

(i) Investment in affiliate.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

(k) The coupon rate represents the yield to maturity.

Summary of Investments by Country^	Total Long Term Investments
Australia	0.5%
Bahamas	0.4
Bermuda	0.4
Brazil	0.1
Canada	0.3
Cayman Islands	12.2

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Summary of Investments by Country^	Total Long Term Investments
Chile	1.2
China	0.8
Colombia	0.4
Costa Rica	0.1
Dominican Republic	0.1
France	0.2
Germany	0.1
Guatemala	0.1
Hong Kong	0.2
India	0.8
Indonesia	0.3
Ireland	0.3
Israel	0.2
Jamaica	—
Japan	0.4
Luxembourg	0.1
Malaysia	0.9
Mexico	0.7
Netherlands	0.1
Panama	0.6
Peru	0.8
Philippines	0.6
Poland	0.1
Singapore	1.2
Switzerland	0.3
United Kingdom	1.2
United States of America	74.3
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

Unfunded Commitments

	Unfunded Commitment ($)	Appreciation/ (Depreciation) ($)

Access CIG LLC – 1st Lien Term Loan	82	—
Dental Corporation of Canada – 1st Lien Delayed Draw Term Loan	40	—
DexKo Global Inc. – Incremental Term Loan	56	—
Mavis Tire Express Services Corp. – Delayed Draw Term Loan	129	(1)
	307	(1)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

OTC Total Return Swap Agreements
Reference Entity[2]	Counterparty	Rate Paid/Received by Fund[9]	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
INDEX
Shiller Barclays CAPE US Sector Index (E) ‡	BCL	Fixed Rate of 0.40%	12/21/18	50,000	—	57
Shiller Barclays CAPE US Sector Index (E) ‡	BCL	Fixed Rate of 0.40%	07/19/18	6,300	—	7
Shiller Barclays CAPE US Sector Index (E) ‡	BCL	Fixed Rate of 0.40%	07/19/18	300	—	(1)
Shiller Barclays CAPE US Sector Index (E) ‡	BCL	Fixed Rate of 0.40%	09/07/18	100,000	—	(1,026)
Shiller Barclays CAPE US Sector Index (E) ‡	BCL	Fixed Rate of 0.40%	10/26/18	100,000	—	(686)
Shiller Barclays CAPE US Sector Index (E) ‡	BCL	Fixed Rate of 0.40%	10/05/18	100,000	—	(585)
Shiller Barclays CAPE US Sector Index (E) ‡	BCL	Fixed Rate of 0.40%	11/30/18	100,000	—	489
Shiller Barclays CAPE US Sector Index (E) ‡	BCL	Fixed Rate of 0.40%	10/12/18	100,000	—	(240)
Shiller Barclays CAPE US Sector Index (E) ‡	BCL	Fixed Rate of 0.40%	11/09/18	100,000	—	(628)
Shiller Barclays CAPE US Sector Index (E) ‡	BNP	Fixed Rate of 0.43%	12/06/18	100,000	—	(2,658)
Shiller Barclays CAPE US Sector Index (E) ‡	BNP	Fixed Rate of 0.43%	11/08/18	100,000	—	(535)
Shiller Barclays CAPE US Sector Index (E) ‡	BNP	Fixed Rate of 0.43%	10/25/18	100,000	—	58
Shiller Barclays CAPE US Sector Index (E) ‡	BNP	Fixed Rate of 0.43%	08/23/18	50,000	—	615
Shiller Barclays CAPE US Sector Index (E) ‡	BNP	Fixed Rate of 0.43%	09/06/18	100,000	—	(126)
Shiller Barclays CAPE US Sector Index (E) ‡	BNP	Fixed Rate of 0.43%	10/11/18	100,000	—	1,230
Shiller Barclays CAPE US Sector Index (E) ‡	BNP	Fixed Rate of 0.43%	09/20/18	100,000	—	1,981
Shiller Barclays CAPE US Sector Index (E) ‡	CIB	Fixed Rate of 0.40%	11/07/18	100,000	—	(1,772)
Shiller Barclays CAPE US Sector Index (E) ‡	CIB	Fixed Rate of 0.40%	10/24/18	50,000	—	(57)
Shiller Barclays CAPE US Sector Index (E) ‡	CIB	Fixed Rate of 0.40%	09/19/18	75,000	—	1,553
					—	(2,324)

‡Shiller Barclays CAPE US Sector Index aims to provide notional long exposure to the top four United States equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE Ratio (the "Relative CAPE Indicator") and that possess relatively strong price momentum over the period of six months. Each U.S. sector is represented by an ETF that invests primarily in equity securities of companies in the relevant sector. The components of the index are publicly available at https://indices.barclays/IM/21/en/indices/details.app;ticker=BXIICSEU;tab=constituents.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/FPA + DoubleLine Flexible Allocation Fund * (a)
COMMON STOCKS 64.9%
Consumer Discretionary 12.0%
Charter Communications Inc. - Class A (b)	103	30,265
Comcast Corp. - Class A	1,044	34,247
Expedia Group Inc.	297	35,701
JD.com Inc. - Class A - ADR (b)	176	6,856
Naspers Ltd. - Class N	378	96,126
WPP Plc	2,084	32,674
Other Securities		514
		236,383
Consumer Staples 1.8%
Mondelez International Inc. - Class A	556	22,785
Unilever NV - CVA	228	12,687
		35,472
Energy 1.9%
Kinder Morgan Inc.	1,506	26,604
Lukoil PJSC - ADR	162	11,153
		37,757
Financials 17.1%
Ally Financial Inc.	1,071	28,139
American Express Co.	221	21,683
American International Group Inc. (c)	1,262	66,924
Aon Plc - Class A (c)	387	53,026
Bank of America Corp. (c)	1,920	54,131
Citigroup Inc.	681	45,549
Groupe Bruxelles Lambert SA	369	38,831
Wells Fargo & Co.	527	29,191
		337,474
Health Care 3.1%
Mylan NV (b) (c)	962	34,761
Thermo Fisher Scientific Inc.	127	26,406
		61,167
Industrials 5.4%
Arconic Inc. (c)	2,573	43,773
Jardine Strategic Holdings Ltd.	268	9,791
United Technologies Corp. (c)	434	54,281
		107,845
Information Technology 20.5%
Alphabet Inc. - Class A (b)	31	35,279
Alphabet Inc. - Class C (b)	31	35,081
Analog Devices Inc. (c)	444	42,569
Baidu.com - Class A - ADR (b)	205	49,739
Broadcom Inc. (c)	96	23,333
Cisco Systems Inc. (c)	501	21,567
Facebook Inc. - Class A (b)	182	35,460
Microsoft Corp. (c)	433	42,691
Oracle Corp. (c)	1,667	73,450
TE Connectivity Ltd.	507	45,696
		404,865
Materials 2.1%
HeidelbergCement AG	125	10,497
LafargeHolcim Ltd.	500	24,303
Other Securities		6,493
		41,293
Utilities 1.0%
PG&E Corp.	460	19,558
Total Common Stocks (cost $1,158,027)		1,281,814
PREFERRED STOCKS 0.7%
Consumer Discretionary 0.7%
Porsche Automobil Holding SE (d)	202	12,882
Total Preferred Stocks (cost $11,928)		12,882
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 11.9%
ALM XIX LLC
Series 2016-A1-19A, 3.90%, (3M US LIBOR + 1.55%), 07/15/28 (e) (f)	5,000	5,008
Series 2016-A2-19A, 4.55%, (3M US LIBOR + 2.20%), 07/15/28 (e) (f)	5,000	5,018
	Shares/Par[1]	Value ($)
Banc of America Commercial Mortgage Trust
Interest Only, Series 2016-XA-UB10, REMIC, 2.15%, 06/15/49 (e)	9,521	955
Bear Stearns Alt-A Trust
Series 2006-31A1-4, REMIC, 4.31%, 07/25/36 (e)	8,037	7,403
CG-CCRE Commercial Mortgage Trust
Series 2014-A-FL2, REMIC, 3.93%, (1M US LIBOR + 1.85%), 11/15/31 (e) (f)	247	247
Citigroup Mortgage Loan Trust Inc.
Series 2007-1A1A-AR8, REMIC, 3.73%, 08/25/37 (e)	2,309	2,149
GS Mortgage Securities Corp. II
Interest Only, Series 2017-XA-GS8, 1.13%, 11/10/50 (e)	12,587	885
GS Mortgage Securities Trust
Series 2013-A2-GC14, REMIC, 3.00%, 08/10/18	127	127
Series 2017-E-500K, 3.57%, (1M US LIBOR + 1.50%), 07/15/19 (e) (f)	462	462
Series 2017-F-500K, 3.87%, (1M US LIBOR + 1.80%), 07/15/19 (e) (f)	317	317
Series 2017-G-500K, 4.57%, (1M US LIBOR + 2.50%), 07/15/19 (e) (f)	202	202
Interest Only, Series 2013-XA-GC10, REMIC, 1.69%, 02/10/46 (e)	13,253	734
Interest Only, Series 2016-XA-GS2, REMIC, 1.81%, 05/10/49 (e)	13,965	1,285
Interest Only, Series 2016-XA-GS3, 1.40%, 10/10/49 (e)	10,741	829
Interest Only, Series 2017-XA-GS6, 1.20%, 05/10/50 (e)	15,165	1,160
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2016-B-ASH, 4.22%, (1M US LIBOR + 2.15%), 10/15/22 (e) (f)	586	586
Series 2016-C-ASH, 4.82%, (1M US LIBOR + 2.75%), 10/15/22 (e) (f)	331	332
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2017-C-MAUI, REMIC, 3.30%, (1M US LIBOR + 1.25%), 07/15/19 (e) (f)	254	254
Series 2017-D-MAUI, REMIC, 4.00%, (1M US LIBOR + 1.95%), 07/15/19 (e) (f)	238	239
Series 2017-E-MAUI, REMIC, 5.00%, (1M US LIBOR + 2.95%), 07/15/19 (e) (f)	211	212
Series 2017-F-MAUI, REMIC, 5.80%, (1M US LIBOR + 3.75%), 07/15/19 (e) (f)	297	298
Series 2006-AMS-LDP9, REMIC, 5.34%, 05/15/47	1,138	1,135
Series 2007-AM-LD11, REMIC, 6.16%, 06/15/49 (e)	164	166
JPMorgan Mortgage Trust
Series 2014-A707-FRR1, RE-REMIC, 4.35%, 12/27/18 (f)	1,022	1,016
Kabbage Asset Securitization LLC
Series 2017-A-1, 4.57%, 03/16/20 (f)	7,000	7,067
Legacy Mortgage Asset Trust
Series 2018-A1-GS2, 4.00%, 04/25/58 (f) (g) (h)	10,000	10,004
PRPM LLC
Series 2017-2, 3.47%, 09/25/22 (f) (h)	8,327	8,327
RCO Trust
Series 2017-A-INV1, REMIC, 3.20%, 11/25/52 (e) (f)	6,104	6,039
Series 2017-M1-INV1, REMIC, 3.90%, 11/25/52 (e) (f)	3,452	3,450
Sofi Consumer Loan Program LLC
Series 2017-A1-5, 2.14%, 11/25/19 (f)	1,011	1,006
Series 2017-A1-6, 2.20%, 12/25/19 (f)	1,463	1,455
Series 2016-A-3, 3.05%, 05/25/21 (f)	855	852
Series 2017-A-3, 2.77%, 01/25/22 (f)	1,183	1,174
Series 2017-A2-6, 2.82%, 01/25/22 (f)	2,500	2,480
Series 2017-A2-5, 2.78%, 03/25/22 (f)	1,000	984
Series 2017-A-1, 3.28%, 01/26/26 (f)	1,478	1,476
Sofi Consumer Loan Program Trust
Series 2018-A1-1, 2.55%, 03/25/20 (f)	1,129	1,124
Series 2018-A1-2, 2.93%, 05/25/20 (f)	1,754	1,751

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
THL Credit Wind River CLO Ltd.
Series 2016-A-1A, 4.00%, (3M US LIBOR + 1.65%), 07/15/28 (e) (f)	4,000	4,001
Series 2016-B-1A, 4.70%, (3M US LIBOR + 2.35%), 07/15/28 (e) (f)	5,000	5,003
Series 2014-AR-2A, 3.49%, (3M US LIBOR + 1.14%), 01/15/31 (e) (f)	2,500	2,500
Westlake Automobile Receivables Trust
Series 2016-C-3A, 2.46%, 01/18/22 (f)	5,000	4,979
Series 2017-C-2A, 2.59%, 12/15/22 (f)	5,000	4,947
Other Securities		135,144
Total Non-U.S. Government Agency Asset-Backed Securities (cost $234,416)		234,782
CORPORATE BONDS AND NOTES 7.6%
Consumer Discretionary 0.3%
CCO Holdings LLC
5.75%, 02/15/26 (f)	110	108
5.00%, 02/01/28 (f)	145	133
Constellation Merger Sub Inc.
8.50%, 09/15/25 (f)	130	124
Other Securities		6,304
		6,669
Consumer Staples 0.6%
Mondelez International Inc.
3.00%, 05/07/20	790	788
Other Securities		10,831
		11,619
Energy 1.0%
Kinder Morgan Inc.
3.05%, 12/01/19	1,542	1,537
Other Securities		19,154
		20,691
Financials 3.0%
American Express Co.
2.97%, (3M US LIBOR + 0.65%), 02/27/23 (e)	775	773
Bank of America Corp.
3.11%, (3M US LIBOR + 0.79%), 03/05/24 (e)	870	866
Citigroup Inc.
3.35%, (3M US LIBOR + 1.02%), 06/01/24 (e)	770	771
Goldman Sachs Bank USA
3.20%, 06/05/20	600	600
Goldman Sachs Group Inc.
2.30%, 12/13/19	1,085	1,075
Hexion US Finance Corp.
6.63%, 04/15/20	70	66
Wells Fargo & Co.
2.15%, 01/30/20	165	163
Wells Fargo Bank NA
2.60%, 01/15/21	1,665	1,638
Other Securities		53,988
		59,940
Health Care 0.7%
Thermo Fisher Scientific Inc.
3.60%, 08/15/21	180	181
Other Securities		14,186
		14,367
Industrials 0.5%
Prime Security Services Borrower LLC
9.25%, 05/15/23 (f)	332	354
Other Securities		8,732
		9,086
Information Technology 0.3%
Analog Devices Inc.
2.95%, 01/12/21	820	813
Other Securities		4,144
		4,957
Materials 0.3%
Hexion Inc.
10.38%, 02/01/22 (f)	180	177
Other Securities		4,850
		5,027
	Shares/Par[1]	Value ($)
Real Estate 0.1%
Other Securities		1,910
Telecommunication Services 0.6%
Other Securities		11,213
Utilities 0.2%
Other Securities		4,684
Total Corporate Bonds And Notes (cost $152,652)		150,163
SENIOR LOAN INTERESTS 2.5%
Consumer Discretionary 0.4%
Other Securities		8,032
Consumer Staples 0.1%
Other Securities		1,435
Energy 0.2%
Other Securities		4,142
Financials 0.3%
Other Securities		6,419
Health Care 0.3%
Other Securities		5,390
Industrials 0.4%
Other Securities		8,118
Information Technology 0.5%
Other Securities		9,527
Materials 0.1%
Other Securities		2,595
Real Estate 0.0%
Other Securities		81
Telecommunication Services 0.2%
Other Securities		4,276
Total Senior Loan Interests (cost $50,425)		50,015
GOVERNMENT AND AGENCY OBLIGATIONS 16.0%
Collateralized Mortgage Obligations 4.3%
Federal Home Loan Mortgage Corp.
Series AN-4030, REMIC, 1.75%, 04/15/27	13,928	13,471
Series ME-4181, REMIC, 2.50%, 05/15/32	11,692	11,384
Series AC-3985, REMIC, 2.25%, 12/15/40	951	927
Series FA-4125, REMIC, 2.42%, (1M US LIBOR + 0.35%), 11/15/42 (e)	12,967	13,000
Series LA-4738, REMIC, 3.00%, 11/15/43	7,658	7,522
Federal National Mortgage Association
Series 2012-KC-56, REMIC, 2.25%, 03/25/39	2,831	2,764
Series 2012-AP-101, REMIC, 2.00%, 08/25/40	9,503	9,064
Series 2017-TA-12, REMIC, 3.00%, 04/25/42	4,458	4,399
Series 2016-LA-32, REMIC, 3.00%, 10/25/44	13,891	13,563
Series 2015-MA-94, REMIC, 3.00%, 01/25/46	2,155	2,132
Government National Mortgage Association
Series 2004-FH-70, REMIC, 2.48%, (1M US LIBOR + 0.40%), 07/20/34 (e)	5,672	5,708
Series 2010-FL-167, REMIC, 2.43%, (1M US LIBOR + 0.35%), 12/20/40 (e)	1,820	1,831
		85,765
Commercial Mortgage-Backed Securities 0.0%
Federal Home Loan Mortgage Corp.
Interest Only, Series X1-K722, REMIC, 1.44%, 03/25/23 (e)	10,412	507
Mortgage-Backed Securities 5.6%
Federal Home Loan Mortgage Corp.
3.50%, 09/01/32	10,738	10,866
3.50%, 11/01/44	7,240	7,231
3.50%, 03/01/46	14,461	14,430
Federal National Mortgage Association
3.42%, 01/01/24	796	795
3.50%, 12/01/29	2,984	3,029
3.00%, 05/01/31	6,548	6,528
3.00%, 01/01/37	8,865	8,718
2.00%, 01/25/40	9,440	9,314
3.00%, 10/01/41	4,228	4,116
3.00%, 10/25/42	13,239	13,060
3.50%, 02/01/46	7,916	7,819
3.50%, 02/01/46	9,124	9,012

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
3.50%, 04/01/46	11,986	11,839
3.50%, 12/01/46	4,083	4,071
		110,828
Sovereign 0.8%
Other Securities		14,710
U.S. Treasury Securities 5.3%
U.S. Treasury Note
0.75%, 09/30/18	18,730	18,674
1.25%, 01/31/20	12,700	12,456
1.38%, 02/29/20	10,000	9,816
1.63%, 06/30/20	18,700	18,370
1.38%, 01/31/21	22,600	21,908
1.13%, 02/28/21	24,000	23,089
		104,313
Total Government And Agency Obligations (cost $324,017)		316,123
INVESTMENT COMPANIES 2.3%
Altaba Inc. (b)	628	45,966
Total Investment Companies (cost $28,339)		45,966
SHORT TERM INVESTMENTS 1.7%
Investment Companies 1.2%
JNL Government Money Market Fund - Institutional Class, 1.79% (i) (j)	22,908	22,908
Securities Lending Collateral 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95% (j)	10,646	10,646
Total Short Term Investments (cost $33,554)		33,554
Total Investments 107.6% (cost $1,993,358)		2,125,299
Total Securities Sold Short (12.4)% (proceeds $173,365)		(245,580)
Other Assets and Liabilities, Net 4.8%		94,968
Total Net Assets 100.0%		1,974,687

(a) The Fund had an unfunded commitment at June 30, 2018. See Unfunded Commitments in the Schedules of Investments.

(b) Non-income producing security.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) Convertible security.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2018, the value and the percentage of net assets of these liquid securities was $234,733 and 11.9%, respectively.

(g) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(h) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2018.

(i) Investment in affiliate.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (12.4%)
COMMON STOCKS (7.4%)
Information Technology (7.4%)
Alibaba Group Holding Ltd. - ADS	(185)	(34,286)
Tencent Holdings Ltd.	(2,203)	(111,058)
Total Common Stocks (proceeds $78,425)		(145,344)
PREFERRED STOCKS (0.6%)
Consumer Discretionary (0.6%)
Volkswagen AG (a)	(75)	(12,438)
Total Preferred Stocks (proceeds $11,592)		(12,438)
	Shares/Par[1]	Value ($)
INVESTMENT COMPANIES (4.4%)
iShares Russell 2000 ETF	(149)	(24,346)
SPDR S&P Regional Banking ETF Fund	(719)	(43,838)
Utilities Select Sector SPDR Fund	(377)	(19,614)
Total Investment Companies (proceeds $83,348)		(87,798)
Total Securities Sold Short (12.4%) (proceeds $173,365)		(245,580)

(a) Convertible security.

Summary of Investments by Country^	Total Long Term Investments
Australia	0.2%
Belgium	1.9
Bermuda	0.1
Brazil	0.1
Canada	0.2
Cayman Islands	2.9
Chile	0.4
China	3.0
Colombia	—
Costa Rica	—
Dominican Republic	—
France	0.1
Germany	1.2
Guatemala	—
Hong Kong	0.1
India	0.3
Indonesia	0.1
Ireland	0.1
Israel	0.2
Jamaica	—
Japan	0.1
Luxembourg	—
Malaysia	0.2

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Summary of Investments by Country^	Total Long Term Investments
Mexico	0.2
Netherlands	0.6
Panama	0.1
Peru	0.2
Philippines	0.2
Russian Federation	0.6
Singapore	0.3
South Africa	4.6
Switzerland	3.5
United Kingdom	4.6
United States of America	73.9
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Media Group Holdings LLC	04/23/13	50,938	514	—

Unfunded Commitments

	Unfunded Commitment ($)	Appreciation/ (Depreciation) ($)

Access CIG LLC – 1st Lien Term Loan	39	—
Dental Corporation of Canada – 1st Lien Delayed Draw Term Loan	16	—
DexKo Global Inc. – Incremental Term Loan	28	—
Mavis Tire Express Services Corp. – Delayed Draw Term Loan	59	—
	142	—

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/Franklin Templeton Global Fund *
COMMON STOCKS 95.4%
Canada 2.8%
Wheaton Precious Metals Corp.	498	10,986
Other Securities		16,315
		27,301
China 4.9%
Baidu.com - Class A - ADR (a)	69	16,726
China Life Insurance Co. Ltd. - Class H	4,397	11,373
China Mobile Ltd.	1,078	9,596
China Telecom Corp. Ltd. - Class H - ADR	224	10,391
		48,086
Denmark 1.0%
Vestas Wind Systems A/S (b)	151	9,314
France 6.2%
AXA SA	557	13,633
BNP Paribas SA	176	10,906
Sanofi SA	154	12,271
Veolia Environnement	530	11,345
Other Securities		12,484
		60,639
Germany 5.3%
Bayer AG	111	12,174
Merck KGaA	126	12,291
Siemens AG	116	15,333
Other Securities		11,860
		51,658
Hong Kong 1.8%
Kunlun Energy Co. Ltd.	7,691	6,748
Other Securities		10,384
		17,132
India 1.4%
Other Securities		13,728
Indonesia 0.5%
Other Securities		5,266
Ireland 3.2%
Allergan Plc	111	18,484
Other Securities		12,480
		30,964
Israel 2.4%
Teva Pharmaceutical Industries Ltd. - ADR	955	23,220
Italy 1.7%
ENI SpA	919	17,036
Japan 5.0%
Mitsui Fudosan Co. Ltd.	401	9,677
Panasonic Corp.	944	12,726
Other Securities		26,108
		48,511
Luxembourg 2.2%
SES SA - FDR (b)	1,177	21,612
Netherlands 5.6%
Aegon NV	2,032	12,132
Akzo Nobel NV	130	11,096
Royal Dutch Shell Plc - Class B	691	24,666
Other Securities		6,180
		54,074
Singapore 1.5%
Singapore Telecommunications Ltd.	6,660	15,049
South Korea 2.9%
KB Financial Group Inc. - ADR	235	10,945
Samsung Electronics Co. Ltd. - GDR (c)	16	17,061
		28,006
	Shares/Par[1]	Value ($)
Spain 0.8%
Other Securities		7,396
Sweden 1.4%
Other Securities		13,961
Switzerland 2.5%
UBS Group AG	793	12,186
Other Securities		11,745
		23,931
Thailand 1.1%
Bangkok Bank PCL - NVDR	555	3,273
Bangkok Bank PCL	1,322	7,921
		11,194
United Kingdom 10.0%
BAE Systems Plc	1,106	9,426
BP Plc	2,765	21,001
HSBC Holdings Plc (b)	1,802	16,952
Kingfisher Plc	3,741	14,599
Standard Chartered Plc	1,769	16,115
Vodafone Group Plc	4,364	10,572
Other Securities		8,920
		97,585
United States of America 31.2%
Advance Auto Parts Inc.	118	16,026
Alphabet Inc. - Class A (a)	12	13,189
AmerisourceBergen Corp.	124	10,582
Apache Corp.	312	14,600
Apple Inc.	56	10,279
Capital One Financial Corp.	137	12,633
Citigroup Inc.	306	20,499
Comcast Corp. - Class A	331	10,852
Coty Inc. - Class A	933	13,161
Eli Lilly & Co.	132	11,232
Gilead Sciences Inc.	203	14,410
JPMorgan Chase & Co.	95	9,941
Microsoft Corp.	109	10,722
Navistar International Corp. (a)	324	13,186
Oracle Corp.	398	17,535
Perrigo Co. Plc	139	10,163
United Parcel Service Inc. - Class B	93	9,845
Other Securities		84,778
		303,633
Total Common Stocks (cost $886,086)		929,296
CORPORATE BONDS AND NOTES 0.5%
United States of America 0.5%
Other Securities		4,862
Total Corporate Bonds And Notes (cost $4,461)		4,862
SHORT TERM INVESTMENTS 4.7%
Investment Companies 3.7%
JNL Government Money Market Fund - Institutional Class, 1.79% (d) (e)	36,189	36,189
Securities Lending Collateral 1.0%
Securities Lending Cash Collateral Fund LLC, 1.99% (d) (e)	9,315	9,315
Total Short Term Investments (cost $45,504)		45,504
Total Investments 100.6% (cost $936,051)		979,662
Other Derivative Instruments 0.0%		2
Other Assets and Liabilities, Net (0.6)%		(5,936)
Total Net Assets 100.0%		973,728

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Samsung Electronics Co. Ltd.	11/05/13	9,316	17,061	1.8

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
HKD/USD	CIT	07/03/18	HKD	2,468	315	—
USD/JPY	UBS	07/03/18	JPY	(26,803)	(242)	2
					73	2

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/Franklin Templeton Global Multisector Bond Fund
CORPORATE BONDS AND NOTES 0.7%
Canada 0.7%
B2Gold Corp.
3.25%, 10/01/18 (a)	11,440	11,391
South Africa 0.0%
K2016470219 South Africa Ltd.
3.00%, 12/31/22 (b) (c) (d)	9,467	193
8.00%, 12/31/22, EUR (b) (c) (d)	2,953	206
K2016470260 South Africa Ltd.
25.00%, 12/31/22 (b) (c) (d)	1,914	536
		935
Total Corporate Bonds And Notes (cost $17,852)		12,326
GOVERNMENT AND AGENCY OBLIGATIONS 51.8%
Argentina 3.5%
Argentina Bonos del Tesoro
18.20%, 10/03/21, ARS	477,865	14,248
16.00%, 10/17/23, ARS	450,969	14,124
15.50%, 10/17/26, ARS	885,973	28,113
Argentina Republic Government International Bond
3.75%, 02/08/19, ARS	12,862	480
Republic of Argentina
21.20%, 09/19/18, ARS	32,274	1,068
		58,033
Brazil 6.5%
Brazil Inflation Indexed Notas do Tesouro Nacional
6.00%, 08/15/22, BRL (e)	5,079	4,123
Brazil Notas do Tesouro Nacional
10.00%, 01/01/19 - 01/01/27, BRL	414,642	104,458
		108,581
Colombia 4.2%
Colombia Government International Bond
7.75%, 04/14/21, COP	13,557,000	4,871
4.38%, 03/21/23, COP	592,000	192
9.85%, 06/28/27, COP	942,000	404
Colombia TES
11.25%, 10/24/18, COP	8,392,000	2,926
7.00%, 09/11/19 - 06/30/32, COP	18,816,000	6,534
10.00%, 07/24/24, COP	23,517,000	9,538
7.50%, 08/26/26, COP	43,193,800	15,588
6.00%, 04/28/28, COP	24,457,200	7,998
7.75%, 09/18/30, COP	58,020,000	21,202
Titulos de Tesoreria
11.00%, 07/24/20, COP	4,536,000	1,718
		70,971
Ghana 4.0%
Ghana Government Bond
19.04%, 09/24/18, GHS	27,610	5,770
24.50%, 10/22/18 - 06/21/21, GHS	91,806	20,055
21.50%, 03/09/20, GHS	370	81
21.00%, 03/23/20, GHS	1,385	300
18.50%, 06/01/20, GHS	210	44
24.00%, 11/23/20, GHS	13,760	3,177
16.25%, 05/17/21, GHS	14,870	2,964
24.75%, 03/01/21 - 07/19/21, GHS	33,940	8,080
18.75%, 01/24/22, GHS	11,430	2,415
18.25%, 09/21/20 - 07/25/22, GHS	4,640	967
17.60%, 11/28/22, GHS	370	76
16.50%, 03/22/21 - 02/06/23, GHS	2,890	574
19.00%, 11/02/26, GHS	33,440	7,132
19.75%, 03/25/24 - 03/15/32, GHS	42,160	9,113
Ghana Treasury Note
22.50%, 12/10/18, GHS	12,300	2,617
21.00%, 01/07/19, GHS	11,540	2,451
19.95%, 05/06/19, GHS	2,710	576
17.24%, 11/11/19, GHS	340	71
16.50%, 02/17/20 - 03/16/20, GHS	5,730	1,167
17.18%, 06/06/20, GHS	830	172
		67,802
	Shares/Par[1]	Value ($)
India 10.6%
India Government Bond
8.27%, 06/09/20, INR	750,000	11,089
7.80%, 04/11/21, INR	1,078,500	15,757
8.79%, 11/08/21, INR	682,000	10,233
8.20%, 02/15/22, INR	690,000	10,131
8.35%, 05/14/22, INR	120,200	1,778
8.15%, 06/11/22, INR	1,623,000	23,795
8.08%, 08/02/22, INR	1,329,000	19,473
8.13%, 09/21/22, INR	48,000	705
6.84%, 12/19/22, INR	228,000	3,191
7.16%, 05/20/23, INR	75,600	1,066
8.83%, 11/25/23, INR	2,176,400	32,855
7.68%, 12/15/23, INR	1,872,000	26,904
9.15%, 11/14/24, INR	812,000	12,455
6.79%, 05/15/27, INR	708,100	9,508
		178,940
Indonesia 8.5%
Indonesia Government Bond
8.25%, 07/15/21, IDR	95,969,000	6,801
7.00%, 05/15/27, IDR	844,889,000	54,944
10.50%, 08/15/30, IDR	5,090,000	414
Indonesia Treasury Bond
8.38%, 03/15/24 - 09/15/26, IDR	1,063,224,000	75,627
9.00%, 03/15/29, IDR	22,569,000	1,668
8.75%, 05/15/31, IDR	62,734,000	4,488
		143,942
Kenya 0.6%
Kenya Government International Bond
6.88%, 06/24/24 (f)	10,411	10,268
Mexico 7.1%
Mexico Bonos
8.50%, 12/13/18, MXN	293,250	14,783
5.00%, 12/11/19, MXN	1,793,350	86,756
8.00%, 06/11/20, MXN	144,220	7,295
6.50%, 06/10/21, MXN	224,690	10,945
Mexico Government Inflation Indexed Bond
4.00%, 06/13/19, MXN (g)	5,790	292
Mexico Inflation Indexed Udibonos
2.50%, 12/10/20, MXN (g)	4,600	225
		120,296
Philippines 0.5%
Philippine Government Bond
5.00%, 08/18/18, PHP	29,430	553
3.88%, 11/22/19, PHP	452,100	8,366
3.38%, 08/20/20, PHP	2,060	37
		8,956
South Korea 4.4%
Korea Monetary Stabilization Bond
1.33%, 10/02/18, KRW	13,640,000	12,229
1.61%, 10/08/18, KRW	27,880,000	25,011
1.72%, 12/02/18, KRW	4,040,000	3,625
2.06%, 12/02/19, KRW	16,100,000	14,462
Korea Treasury Bond
1.75%, 12/10/18, KRW	21,527,000	19,321
		74,648
Ukraine 0.6%
Ukraine Government International Bond
0.00%, 05/31/40 (f) (h)	16,119	10,115
United States of America 1.3%
U.S. Treasury Note
1.50%, 08/31/18	10,663	10,655
2.75%, 02/15/19	10,336	10,368
		21,023
Total Government And Agency Obligations (cost $971,736)		873,575
COMMON STOCKS 0.0%
South Africa 0.0%
Edcon Holdings Ltd. - Class A (c) (d) (i) (j)	124,902	91
Edcon Holdings Ltd. - Class B (c) (d) (i) (j)	14,399	10
		101

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Switzerland 0.0%
Ceva Logistics AG (c) (d) (i) (k)	12	257
Total Common Stocks (cost $1,602)		358
WARRANTS 0.0%
South Africa 0.0%
Edcon Ltd. (c) (d) (i) (j)	6	—
Edcon Ltd. (c) (d) (i) (j)	9,235	—
Edcon Ltd. (c) (d) (i) (j)	114,036	—
Total Warrants (cost $0)		—
SHORT TERM INVESTMENTS 44.3%
Investment Companies 17.6%
JNL Government Money Market Fund - Institutional Class, 1.79% (l) (m)	296,930	296,930
Securities Lending Collateral 1.2%
Securities Lending Cash Collateral Fund LLC, 1.99% (l) (m)	20,000	20,000
Treasury Securities 25.5%
Argentina Treasury Bill
-0.50%, 09/14/18, ARS (n)	10,348	369
2.13%, 10/12/18, ARS (n)	4,139	143
Banco Central de la Republica Argentina
34.37%, 11/21/18, ARS (n)	6,027	180
Brazil Letras do Tesouro Nacional
7.46%, 07/01/19, BRL (n)	242,000	58,098
9.15%, 07/01/20, BRL (n)	106,347	23,219
Egypt Treasury Bill
16.96%, 07/10/18, EGP (n)	11,200	623
17.00%, 07/17/18, EGP (n)	10,700	593
16.82%, 07/24/18, EGP (n)	26,600	1,469
16.67%, 07/31/18, EGP (n)	256,800	14,127
16.71%, 08/07/18, EGP (n)	57,900	3,175
16.10%, 08/21/18, EGP (n)	6,900	376
16.47%, 08/28/18, EGP (n)	15,400	834
16.39%, 09/25/18, EGP (n)	10,600	567
15.50%, 10/23/18, EGP (n)	253,200	13,344
15.86%, 10/30/18, EGP (n)	17,800	935
Letras del Banco Central de la Republica Argentina
22.60%, 07/18/18, ARS (n)	138,690	4,705
22.67%, 08/15/18, ARS (n)	36,397	1,198
21.82%, 09/19/18, ARS (n)	61,703	1,945
25.56%, 10/17/18, ARS (n)	98,735	3,045
Mexico Cetes
7.40%, 07/05/18, MXN (n)	1,313	660
7.70%, 08/09/18, MXN (n)	4,737	2,364
7.48%, 08/16/18, MXN (n)	12,102	6,031
7.61%, 08/30/18, MXN (n)	6,165	3,064
7.49%, 09/13/18, MXN (n)	35,546	17,608
6.90%, 10/11/18, MXN (n)	8,303	4,089
7.47%, 09/27/18 - 10/25/18, MXN (n)	38,624	19,020
7.78%, 11/08/18, MXN (n)	5,265	2,576
7.68%, 12/06/18, MXN (n)	21,179	10,302
7.65%, 01/31/19, MXN (n)	18,591	8,934
7.55%, 03/28/19, MXN (n)	46,813	22,229
7.52%, 05/23/19, MXN (n)	58,994	27,689
Philippines Treasury Bill
2.65%, 08/29/18 - 09/12/18, PHP (n)	128,730	2,397
2.95%, 11/28/18, PHP (n)	40,520	745
2.92%, 12/05/18, PHP (n)	26,820	493

	Shares/Par[1]	Value ($)
2.94%, 12/12/18, PHP (n)	29,420	542
U.S. Treasury Bill
1.75%, 07/19/18 (n)	77,000	76,929
1.90%, 09/13/18 (n)	19,687	19,612
1.94%, 09/20/18 (n)	21,326	21,237
1.98%, 01/31/19 (n) (o)	21,910	21,643
2.04%, 02/28/19 (n)	32,288	31,825
		428,934
Total Short Term Investments (cost $768,349)		745,864
Total Investments 96.8% (cost $1,759,539)		1,632,123
Other Derivative Instruments 1.7%		28,861
Other Assets and Liabilities, Net 1.5%		25,114
Total Net Assets 100.0%		1,686,098

(a) Convertible security.

(b) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(c) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(d) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(e) Treasury inflation indexed note, par amount is not adjusted for inflation.

(f) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2018, the value and the percentage of net assets of these liquid securities was $20,383 and 1.2%, respectively.

(g) Treasury inflation indexed note, par amount is adjusted for inflation.

(h) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(i) Non-income producing security.

(j) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(k) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(l) Investment in affiliate.

(m) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

(n) The coupon rate represents the yield to maturity.

(o) All or portion of the security was on loan.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Ceva Logistics AG	05/09/18	1,496	257	—
Edcon Holdings Ltd. - Class B	02/27/17	11	10	—
Edcon Holdings Ltd. - Class A	02/28/17	95	91	—
Edcon Ltd.	12/15/15	—	—	—
Edcon Ltd.	12/15/15	—	—	—
Edcon Ltd.	12/15/15	—	—	—
K2016470219 South Africa Ltd., 3.00%, 12/31/22	02/28/17	2,542	193	—
K2016470219 South Africa Ltd., 8.00%, 12/31/22	02/27/17	1,539	206	—

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
K2016470260 South Africa Ltd., 25.00%, 12/31/22	02/27/17	2,343	536	0.1
		8,026	1,293	0.1

Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate (%)	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M LIBOR (Q)	Receiving	2.79	03/31/24	6,980	5	43
3M LIBOR (Q)	Receiving	1.91	01/22/25	36,540	9	2,149
3M LIBOR (Q)	Receiving	1.94	01/29/25	6,740	2	388
3M LIBOR (Q)	Receiving	1.94	01/30/25	5,710	1	328
3M LIBOR (Q)	Receiving	1.82	02/03/25	8,990	2	585
3M LIBOR (Q)	Receiving	1.98	03/27/25	5,750	2	324
3M LIBOR (Q)	Receiving	1.99	03/27/25	5,750	2	321
3M LIBOR (Q)	Receiving	3.85	08/22/43	38,670	25	3,036
3M LIBOR (Q)	Receiving	3.49	03/31/44	3,320	3	(310)
3M LIBOR (Q)	Receiving	2.38	11/18/46	80,600	60	9,061
3M LIBOR (Q)	Receiving	2.79	03/13/47	39,900	32	1,140
3M LIBOR (Q)	Receiving	2.54	04/13/47	27,200	21	2,200
3M LIBOR (Q)	Receiving	2.59	07/27/47	45,400	36	3,218
3M LIBOR (Q)	Receiving	2.98	02/20/48	12,422	11	(126)
3M LIBOR (Q)	Receiving	3.00	02/22/48	12,422	11	(183)
3M LIBOR (Q)	Receiving	3.02	02/23/48	12,422	11	(227)
					233	21,947

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
JPY/USD	DUB	07/05/18	JPY	130,803	1,180	(6)
MXN/EUR	CIT	10/29/18	EUR	(39,644)	(46,693)	617
MXN/EUR	DUB	12/13/18	EUR	(59,583)	(70,448)	3,334
USD/AUD	JPM	07/12/18	AUD	(15,387)	(11,382)	386
USD/AUD	JPM	07/16/18	AUD	(14,670)	(10,851)	316
USD/AUD	JPM	07/18/18	AUD	(500)	(370)	8
USD/AUD	CIT	08/09/18	AUD	(486)	(359)	5
USD/AUD	JPM	08/13/18	AUD	(15,377)	(11,375)	386
USD/AUD	JPM	08/15/18	AUD	(14,670)	(10,852)	248
USD/AUD	JPM	08/20/18	AUD	(499)	(369)	8
USD/AUD	CIT	08/22/18	AUD	(7,784)	(5,758)	77
USD/AUD	JPM	09/12/18	AUD	(15,377)	(11,376)	388
USD/AUD	CIT	09/13/18	AUD	(30,772)	(22,766)	668
USD/AUD	JPM	09/14/18	AUD	(14,670)	(10,853)	318
USD/AUD	JPM	09/18/18	AUD	(631)	(467)	11
USD/AUD	JPM	09/20/18	AUD	(66,486)	(49,189)	271
USD/AUD	CIT	10/09/18	AUD	(486)	(359)	15
USD/AUD	JPM	10/15/18	AUD	(14,670)	(10,855)	250
USD/EUR	DUB	07/05/18	EUR	(33)	(38)	—
USD/EUR	BOA	07/09/18	EUR	(1,277)	(1,490)	49
USD/EUR	UBS	07/09/18	EUR	(1,041)	(1,216)	69
USD/EUR	HSB	07/10/18	EUR	(786)	(918)	50
USD/EUR	JPM	07/10/18	EUR	(14,877)	(17,369)	1,015
USD/EUR	DUB	07/12/18	EUR	(411)	(480)	31
USD/EUR	BOA	07/13/18	EUR	(4,279)	(4,996)	335
USD/EUR	JPM	07/16/18	EUR	(54,614)	(63,789)	811
USD/EUR	GSC	07/18/18	EUR	(48)	(56)	4
USD/EUR	JPM	07/23/18	EUR	(17,230)	(20,135)	(149)
USD/EUR	BOA	07/30/18	EUR	(11,414)	(13,345)	5
USD/EUR	BCL	07/31/18	EUR	(13,039)	(15,246)	754
USD/EUR	CIT	07/31/18	EUR	(12,058)	(14,100)	602
USD/EUR	GSC	07/31/18	EUR	(16,651)	(19,470)	855
USD/EUR	SCB	07/31/18	EUR	(389)	(455)	20
USD/EUR	HSB	08/02/18	EUR	(123)	(144)	6
USD/EUR	JPM	08/02/18	EUR	(786)	(919)	38
USD/EUR	CIT	08/06/18	EUR	(3,036)	(3,552)	106
USD/EUR	JPM	08/09/18	EUR	(13,699)	(16,029)	405
USD/EUR	JPM	08/10/18	EUR	(15,467)	(18,099)	376
USD/EUR	DUB	08/15/18	EUR	(26,998)	(31,606)	857
USD/EUR	BOA	08/16/18	EUR	(134)	(156)	5
USD/EUR	JPM	08/20/18	EUR	(29,762)	(34,856)	441
USD/EUR	JPM	08/21/18	EUR	(5,997)	(7,024)	103
USD/EUR	UBS	08/21/18	EUR	(13,784)	(16,144)	248
USD/EUR	DUB	08/24/18	EUR	(10,433)	(12,222)	149
USD/EUR	DUB	08/29/18	EUR	(4,394)	(5,150)	39
USD/EUR	GSC	08/29/18	EUR	(9,286)	(10,883)	84
USD/EUR	SCB	08/29/18	EUR	(397)	(465)	3
USD/EUR	BCL	08/31/18	EUR	(13,039)	(15,284)	94
USD/EUR	JPM	09/05/18	EUR	(6,100)	(7,153)	18
USD/EUR	UBS	09/06/18	EUR	(1,041)	(1,221)	7
USD/EUR	BOA	09/07/18	EUR	(5,060)	(5,935)	5
USD/EUR	DUB	09/07/18	EUR	(33)	(38)	—
USD/EUR	JPM	09/11/18	EUR	(14,877)	(17,454)	262
USD/EUR	DUB	09/12/18	EUR	(411)	(483)	5
USD/EUR	CIT	09/13/18	EUR	(3,701)	(4,342)	57
USD/EUR	JPM	09/17/18	EUR	(10,174)	(11,941)	131
USD/EUR	BOA	09/18/18	EUR	(10,168)	(11,935)	92
USD/EUR	GSC	09/20/18	EUR	(48)	(56)	—
USD/EUR	UBS	09/20/18	EUR	(13,784)	(16,182)	(76)
USD/EUR	DUB	09/24/18	EUR	(8,366)	(9,825)	(73)
USD/EUR	HSB	09/24/18	EUR	(874)	(1,027)	(8)
USD/EUR	JPM	09/25/18	EUR	(5,997)	(7,043)	(48)
USD/EUR	BOA	09/28/18	EUR	(11,414)	(13,408)	3
USD/EUR	DUB	09/28/18	EUR	(4,393)	(5,160)	(25)
USD/EUR	GSC	09/28/18	EUR	(9,286)	(10,909)	(62)
USD/GHS	SCB	07/05/18	GHS	(3,897)	(811)	4
USD/JPY	DUB	07/05/18	JPY	(130,803)	(1,180)	28
USD/JPY	BCL	07/11/18	JPY	(474,193)	(4,278)	179
USD/JPY	DUB	07/13/18	JPY	(810,500)	(7,313)	317
USD/JPY	BCL	07/17/18	JPY	(1,691,280)	(15,264)	75
USD/JPY	JPM	07/20/18	JPY	(372,560)	(3,363)	132
USD/JPY	JPM	07/23/18	JPY	(2,612,338)	(23,587)	194
USD/JPY	JPM	07/30/18	JPY	(249,900)	(2,258)	66
USD/JPY	DUB	08/02/18	JPY	(65,734)	(594)	3

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/JPY	CIT	08/08/18	JPY	(725,210)	(6,555)	165
USD/JPY	JPM	08/08/18	JPY	(926,500)	(8,375)	184
USD/JPY	SCB	08/08/18	JPY	(926,730)	(8,377)	204
USD/JPY	BCL	08/09/18	JPY	(926,850)	(8,379)	189
USD/JPY	CIT	08/13/18	JPY	(614,829)	(5,560)	78
USD/JPY	CIT	08/14/18	JPY	(614,829)	(5,560)	(54)
USD/JPY	BCL	08/15/18	JPY	(1,983,808)	(17,941)	335
USD/JPY	JPM	08/15/18	JPY	(1,371,355)	(12,402)	486
USD/JPY	BOA	08/20/18	JPY	(260,882)	(2,360)	22
USD/JPY	CIT	08/21/18	JPY	(32,948)	(298)	1
USD/JPY	BOA	08/22/18	JPY	(65,975)	(597)	2
USD/JPY	CIT	08/23/18	JPY	(816,260)	(7,386)	1
USD/JPY	JPM	08/27/18	JPY	(430,609)	(3,898)	45
USD/JPY	BCL	08/29/18	JPY	(2,215,438)	(20,056)	373
USD/JPY	JPM	09/05/18	JPY	(725,016)	(6,567)	95
USD/JPY	CIT	09/10/18	JPY	(379,500)	(3,439)	32
USD/JPY	CIT	09/11/18	JPY	(819,710)	(7,428)	73
USD/JPY	HSB	09/11/18	JPY	(284,150)	(2,575)	(11)
USD/JPY	HSB	09/11/18	JPY	(4,849,103)	(43,941)	521
USD/JPY	DUB	09/12/18	JPY	(214,200)	(1,941)	30
USD/JPY	HSB	09/12/18	JPY	(646,940)	(5,863)	86
USD/JPY	JPM	09/12/18	JPY	(599,390)	(5,432)	79
USD/JPY	JPM	09/14/18	JPY	(611,520)	(5,543)	38
USD/JPY	BOA	09/18/18	JPY	(260,882)	(2,365)	8
USD/JPY	GSC	09/18/18	JPY	(7,055,912)	(63,972)	523
USD/JPY	HSB	09/18/18	JPY	(589,460)	(5,344)	280
USD/JPY	JPM	09/18/18	JPY	(252,800)	(2,292)	12
USD/JPY	BCL	09/19/18	JPY	(1,292,043)	(11,715)	39
USD/JPY	CIT	09/20/18	JPY	(601,130)	(5,451)	26
USD/JPY	BOA	09/21/18	JPY	(65,796)	(597)	5
USD/JPY	HSB	09/21/18	JPY	(66,028)	(599)	5
USD/JPY	DUB	09/25/18	JPY	(1,216,573)	(11,036)	78
USD/JPY	HSB	09/25/18	JPY	(3,680,691)	(33,388)	244
USD/JPY	JPM	09/28/18	JPY	(430,609)	(3,907)	43
USD/JPY	DUB	10/02/18	JPY	(65,069)	(591)	3
USD/JPY	JPM	10/04/18	JPY	(8,000,000)	(72,618)	3,541
USD/JPY	JPM	10/09/18	JPY	(1,631,800)	(14,819)	731
USD/JPY	HSB	10/11/18	JPY	(1,623,100)	(14,742)	618
USD/JPY	BCL	10/26/18	JPY	(414,600)	(3,770)	30
USD/JPY	GSC	10/26/18	JPY	(3,676,462)	(33,434)	264
USD/JPY	CIT	12/18/18	JPY	(32,948)	(301)	1
USD/JPY	DUB	12/18/18	JPY	(809,330)	(7,393)	41
USD/JPY	HSB	12/18/18	JPY	(810,570)	(7,404)	34
USD/JPY	BCL	01/11/19	JPY	(607,460)	(5,560)	(37)
USD/JPY	GSC	01/11/19	JPY	(234,818)	(2,149)	(15)
USD/JPY	JPM	01/11/19	JPY	(1,631,800)	(14,936)	(109)
USD/JPY	JPM	01/16/19	JPY	(565,220)	(5,175)	20
USD/JPY	BCL	01/24/19	JPY	(312,130)	(2,860)	28
USD/JPY	DUB	01/24/19	JPY	(410,300)	(3,759)	24
USD/JPY	CIT	01/25/19	JPY	(465,783)	(4,268)	57
USD/JPY	JPM	01/25/19	JPY	(718,000)	(6,579)	82
USD/JPY	JPM	02/12/19	JPY	(928,860)	(8,523)	182
USD/JPY	CIT	02/14/19	JPY	(1,007,359)	(9,245)	263
USD/JPY	CIT	02/15/19	JPY	(389,130)	(3,572)	141
USD/KRW	CIT	08/23/18	KRW	(3,245,680)	(2,917)	116
USD/KRW	CIT	11/21/18	KRW	(4,612,500)	(4,162)	161
USD/KRW	DUB	11/30/18	KRW	(45,176,000)	(40,780)	1,400
USD/KRW	GSC	12/07/18	KRW	(23,982,000)	(21,655)	667
USD/KRW	CIT	12/20/18	KRW	(5,848,500)	(5,284)	157
					(1,429,173)	28,628

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/Franklin Templeton Income Fund *
EQUITY LINKED STRUCTURED NOTES 6.7%
Consumer Discretionary 2.0%
Merrill Lynch International & Co.
(General Motors Co.) (a)	600	24,000
Wells Fargo Bank NA
(Target Corp.) (a)	170	13,008
(Ford Motor Co.) (a)	1,000	11,180
		48,188
Energy 0.7%
UBS AG
(Halliburton Co.) (a)	350	16,177
Industrials 1.1%
Deutsche Bank AG
(Union Pacific Corp.) (a)	187	26,333
Information Technology 2.9%
Citigroup Global Markets Holdings Inc.
(Texas Instruments Inc.) (a)	210	23,433
Royal Bank of Canada
(Apple Inc.) (a)	130	24,085
Wells Fargo Bank NA
(Intel Corp.) (a)	450	22,922
		70,440
Total Equity Linked Structured Notes (cost $169,762)		161,138
COMMON STOCKS 39.7%
Consumer Discretionary 2.4%
Ford Motor Co.	1,327	14,692
Target Corp.	250	19,030
Other Securities		23,358
		57,080
Consumer Staples 4.1%
Anheuser-Busch InBev NV - ADR (b)	220	22,167
PepsiCo Inc.	187	20,348
Procter & Gamble Co.	215	16,783
Other Securities		38,835
		98,133
Energy 5.3%
Baker Hughes a GE Co. LLC - Class A	315	10,404
Chevron Corp.	170	21,493
Exxon Mobil Corp.	200	16,546
Royal Dutch Shell Plc - Class A - ADR	450	31,154
Weatherford International Plc (c)	56	185
Other Securities		48,091
		127,873
Financials 5.9%
Bank of America Corp.	600	16,914
JPMorgan Chase & Co.	250	26,050
MetLife Inc.	398	17,344
U.S. Bancorp	300	15,006
Wells Fargo & Co.	1,000	55,440
Other Securities		12,239
		142,993
Health Care 5.7%
AstraZeneca Plc	355	24,604
Medtronic Plc	215	18,406
Merck & Co. Inc.	548	33,282
Pfizer Inc.	948	34,397
Other Securities		25,292
		135,981
Industrials 2.3%
General Electric Co.	2,500	34,025
Other Securities		21,288
		55,313
Information Technology 1.9%
Microsoft Corp.	263	25,954
Other Securities		19,080
		45,034
Materials 3.6%
BASF SE	325	31,013
	Shares/Par[1]	Value ($)
DowDuPont Inc.	430	28,346
Rio Tinto Plc - ADR	500	27,740
		87,099
Real Estate 0.5%
Other Securities		12,115
Telecommunication Services 1.6%
Verizon Communications Inc.	625	31,444
Other Securities		7,289
		38,733
Utilities 6.4%
Dominion Energy Inc.	619	42,176
Duke Energy Corp.	326	25,812
Sempra Energy	300	34,833
Southern Co.	930	43,068
Other Securities		8,496
		154,385
Total Common Stocks (cost $881,674)		954,739
PREFERRED STOCKS 0.8%
Financials 0.3%
Federal National Mortgage Association, 0.00%, (callable at 105,000 beginning 08/10/18) (c) (d) (e) (f)	-	925
Wells Fargo & Co. - Series L, 7.50% (e) (f)	6	7,683
		8,608
Utilities 0.5%
Other Securities		11,184
Total Preferred Stocks (cost $17,638)		19,792
CORPORATE BONDS AND NOTES 36.4%
Consumer Discretionary 4.6%
DISH DBS Corp.
6.75%, 06/01/21	7,000	7,009
5.88%, 07/15/22 (b)	9,500	8,926
5.00%, 03/15/23	11,000	9,521
5.88%, 11/15/24	4,800	4,069
Ford Motor Co.
4.35%, 12/08/26	1,700	1,661
iHeartCommunications Inc.
0.00%, 12/15/19 (c) (d)	3,056	2,318
Other Securities		75,713
		109,217
Consumer Staples 1.0%
Other Securities		25,009
Energy 6.5%
Bill Barrett Corp.
7.00%, 10/15/22	8,000	8,049
8.75%, 06/15/25	7,500	8,029
Chesapeake Energy Corp.
5.60%, (3M US LIBOR + 3.25%), 04/15/19 (b) (g)	1,700	1,696
6.13%, 02/15/21	15,000	15,269
4.88%, 04/15/22	5,500	5,280
8.00%, 12/15/22 (a)	4,555	4,784
8.00%, 01/15/25 (b)	15,000	15,282
5.50%, 09/15/26 (f)	2,500	2,541
8.00%, 06/15/27 (b)	12,200	12,452
Weatherford International Ltd.
5.13%, 09/15/20 (b)	4,400	4,413
7.75%, 06/15/21 (b)	10,925	11,233
5.88%, 07/01/21 (f)	11,675	11,483
8.25%, 06/15/23 (b)	9,900	9,813
9.88%, 02/15/24 (b)	7,500	7,585
Other Securities		39,359
		157,268
Financials 6.7%
Bank of America Corp.
5.20%, (callable at 100 beginning 06/01/23) (e)	2,200	2,170
6.10%, (callable at 100 beginning 03/17/25) (e)	4,000	4,149
6.25%, (callable at 100 beginning 09/05/24) (e)	2,500	2,613
3.42%, 12/20/28	7,500	7,062
Bayer Capital Corp. BV
5.63%, 11/22/19, EUR (a) (f)	15,000	18,676

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Bayer US Finance II LLC
4.25%, 12/15/25 (a)	7,000	7,042
Citigroup Inc.
5.90%, (callable at 100 beginning 02/15/23) (b) (e)	6,500	6,619
5.95%, (callable at 100 beginning 08/15/20) (e)	8,000	8,244
5.95%, (callable at 100 beginning 01/30/23) (b) (e)	7,000	7,115
6.30%, (callable at 100 beginning 05/15/24) (e)	10,000	10,186
4.13%, 07/25/28	7,500	7,175
JPMorgan Chase & Co.
5.00%, (callable at 100 beginning 07/01/19) (e)	12,000	12,066
5.15%, (callable at 100 beginning 05/01/23) (e)	2,000	1,992
5.83%, (callable at 100 beginning 10/30/18) (e)	5,800	5,849
6.10%, (callable at 100 beginning 10/01/24) (b) (e)	10,000	10,322
Wells Fargo & Co.
5.90%, (callable at 100 beginning 06/15/24) (e)	3,900	3,900
Other Securities		44,614
		159,794
Health Care 10.1%
Community Health Systems Inc.
6.88%, 02/01/22 (b)	43,508	22,253
6.25%, 03/31/23	25,000	22,881
11.00%, 06/30/23 (a) (b) (h)	29,500	26,573
8.13%, 06/30/24 (a) (b)	15,868	13,111
Endo Finance Co.
5.75%, 01/15/22 (a)	9,900	8,853
Endo Finance LLC
6.00%, 07/15/23 (a)	7,000	5,755
Mallinckrodt International Finance SA
4.88%, 04/15/20 (a) (b)	4,500	4,429
5.75%, 08/01/22 (a) (b)	17,000	15,300
5.63%, 10/15/23 (a)	4,100	3,421
Tenet Healthcare Corp.
4.38%, 10/01/21	9,500	9,362
8.13%, 04/01/22	19,000	19,850
6.75%, 06/15/23 (b)	20,000	19,862
Valeant Pharmaceuticals International Inc.
7.50%, 07/15/21 (a)	5,000	5,080
6.50%, 03/15/22 (a)	2,200	2,278
5.88%, 05/15/23 (a)	6,200	5,821
7.00%, 03/15/24 (a)	3,400	3,561
6.13%, 04/15/25 (a) (b)	4,700	4,326
5.50%, 11/01/25 (a)	3,500	3,453
9.00%, 12/15/25 (a)	2,500	2,593
Other Securities		43,505
		242,267
Industrials 0.6%
Other Securities		15,294
Information Technology 0.5%
Other Securities		12,022
Materials 0.8%
BWAY Holding Co.
5.50%, 04/15/24 (a)	5,000	4,875
7.25%, 04/15/25 (a)	11,000	10,724
Other Securities		4,194
		19,793
Real Estate 0.5%
Other Securities		12,352
Telecommunication Services 3.2%
Sprint Capital Corp.
6.90%, 05/01/19	5,000	5,098
Sprint Corp.
7.88%, 09/15/23	9,400	9,763
7.13%, 06/15/24	5,500	5,545
7.63%, 03/01/26	10,000	10,178
Sprint Nextel Corp.
7.00%, 08/15/20	5,000	5,177
11.50%, 11/15/21 (b)	7,500	8,844
6.00%, 11/15/22	4,200	4,163
Sprint Spectrum Co. LLC
5.15%, 03/20/28 (a)	6,500	6,352
	Shares/Par[1]	Value ($)
Other Securities		21,029
		76,149
Utilities 1.9%
Calpine Corp.
5.38%, 01/15/23	15,000	14,264
5.75%, 01/15/25 (b)	6,500	5,952
Dynegy Inc.
7.38%, 11/01/22	17,000	17,764
Other Securities		8,260
		46,240
Total Corporate Bonds And Notes (cost $885,227)		875,405
SENIOR LOAN INTERESTS 4.6%
Consumer Discretionary 2.0%
iHeartCommunications Inc.
Term Loan D, 0.00%, 01/30/19 (c) (d)	20,000	15,215
Other Securities		32,620
		47,835
Consumer Staples 0.2%
Other Securities		5,271
Energy 0.1%
Other Securities		2,969
Health Care 0.4%
Other Securities		10,468
Industrials 0.6%
Other Securities		13,233
Information Technology 0.7%
Other Securities		16,799
Telecommunication Services 0.4%
Other Securities		8,697
Utilities 0.2%
Other Securities		3,946
Total Senior Loan Interests (cost $115,239)		109,218
GOVERNMENT AND AGENCY OBLIGATIONS 7.1%
U.S. Treasury Securities 7.1%
U.S. Treasury Note
1.00%, 06/30/19	20,000	19,734
2.25%, 03/31/20	30,000	29,864
2.50%, 05/31/20 (b)	20,000	19,988
2.50%, 06/30/20 (i)	20,000	19,991
2.38%, 03/15/21	20,000	19,878
2.75%, 04/30/23	20,000	20,013
2.75%, 05/31/23	20,000	20,022
2.88%, 05/31/25	20,000	20,072
Total Government And Agency Obligations (cost $169,470)		169,562
OTHER EQUITY INTERESTS 0.0%
Other Securities		1
Total Other Equity Interests (cost $0)		1
SHORT TERM INVESTMENTS 12.9%
Investment Companies 5.8%
JNL Government Money Market Fund - Institutional Class, 1.79% (j) (k)	139,519	139,519
Securities Lending Collateral 7.1%
Securities Lending Cash Collateral Fund LLC, 1.99% (j) (k)	170,880	170,880
Total Short Term Investments (cost $310,399)		310,399
Total Investments 108.2% (cost $2,549,409)		2,600,254
Other Derivative Instruments (0.0)%		(270)
Other Assets and Liabilities, Net (8.2)%		(197,028)
Total Net Assets 100.0%		2,402,956

(a) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2018, the value and the percentage of net assets of these liquid securities was $481,132 and 20.0%, respectively.

(b) All or portion of the security was on loan.

(c) Non-income producing security.

(d) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date. The aggregate value of these securities represented 0.8% of the Fund’s net assets.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

(e) Perpetual security. Next contractual call date presented, if applicable.

(f) Convertible security.

(g) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(h) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2018.

(i) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2018, the total payable for investments purchased on a delayed delivery basis was $19,994.

(j) Investment in affiliate.

(k) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Ceva Logistics AG	05/09/18	6,118	812	—
General Motors Co. Escrow	04/25/10	—	1	—
		6,118	813	—

Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Options on Securities
Anadarko Petroleum Corp.	Call	75.00	08/17/18	1,000	(270)
					(270)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/Franklin Templeton International Small Cap Growth Fund
COMMON STOCKS 96.7%
Belgium 1.2%
Barco NV	33	4,071
Ontex Group NV (a)	217	4,764
		8,835
Bermuda 6.0%
Arch Capital Group Ltd. (b)	418	11,071
Axis Capital Holdings Ltd.	35	1,925
Liberty Latin America Ltd. - Class A (a) (b)	620	11,847
Liberty Latin America Ltd. - Class C (b)	251	4,870
RenaissanceRe Holdings Ltd.	108	13,031
		42,744
Brazil 0.8%
Camil Alimentos SA	1,642	2,798
Grendene SA	829	1,681
M Dias Branco SA	153	1,467
		5,946
Canada 8.9%
Alamos Gold Inc. - Class A	305	1,736
Badger Daylighting Ltd. (a)	166	4,008
Canaccord Genuity Group Inc.	572	3,158
Canada Goose Holdings Inc. (a) (b)	27	1,570
Canadian Western Bank (a)	134	3,540
Fairfax Financial Holdings Ltd.	31	17,537
Fairfax India Holdings Corp. (b)	1,287	21,182
Gran Tierra Energy Inc. (b)	727	2,515
Mullen Group Ltd (a)	208	2,448
North West Co. Inc. (a)	82	1,838
Russel Metals Inc.	63	1,290
ShawCor Ltd.	126	2,446
		63,268
China 3.2%
58.Com Inc. - Class A - ADR (b)	260	17,994
China ZhengTong Auto Services Holdings Ltd. (a)	2,367	1,581
Hollysys Automation Technologies Ltd.	78	1,731
Shanghai Haohai Biological Technology Co. Ltd. - Class H	245	1,531
		22,837
Denmark 4.9%
ISS A/S (a)	470	16,090
Nilfisk Holding A/S (b)	56	2,740
Scandinavian Tobacco Group A/S	1,060	16,022
		34,852
Finland 2.5%
Amer Sports Oyj - Class A	178	5,594
Huhtamaki Oyj - Class I (a)	122	4,488
Outotec Oyj (b)	185	1,466
Uponor Oyj	382	6,123
		17,671
France 3.5%
Beneteau SA	123	2,308
Elior	1,005	14,475
Elis SA	355	8,123
		24,906
Germany 3.0%
Gerresheimer AG	56	4,564
Jenoptik AG	108	4,214
Rational AG	7	4,349
Stabilus SA	42	3,803
Zooplus AG (b)	23	4,374
		21,304
Greece 1.0%
Diana Shipping Inc. (b)	1,398	6,724
Hong Kong 5.3%
Goodbaby International Holdings Ltd.	5,702	3,445
Greatview Aseptic Packaging Co. Ltd.	3,806	2,247
Hang Lung Group Ltd.	5,365	15,047
PAX Global Technology Ltd.	4,841	2,393
	Shares/Par[1]	Value ($)
Stella International Holdings Ltd.	683	846
Techtronic Industries Co.	711	3,989
Value Partners Group Ltd.	3,540	2,806
VTech Holdings Ltd.	274	3,167
Xtep International Holdings Ltd.	5,983	4,093
		38,033
India 0.8%
Dewan Housing Finance Corp. Ltd.	614	5,740
Ireland 5.6%
Grafton Group Plc	1,677	17,595
Green REIT Plc	4,909	8,460
Total Produce Plc	5,325	13,793
		39,848
Italy 1.9%
Azimut Holding SpA (a)	122	1,892
Interpump Group SpA	156	4,836
Technogym SpA	467	5,521
Tod's SpA (a)	22	1,372
		13,621
Japan 11.6%
Anicom Holdings Inc.	117	4,386
Asahi Co. Ltd.	83	1,175
Asics Corp. (a)	251	4,243
Bandai Namco Holdings Inc.	513	21,164
Bunka Shutter Co. Ltd.	287	2,432
Capcom Co. Ltd. (a)	91	2,238
Daibiru Corp.	233	2,363
Descente Ltd	151	2,676
Dowa Holdings Co. Ltd.	93	2,854
Fuji Oil Holdings Inc.	116	4,182
Gulliver International Co. Ltd. (a)	443	2,448
Idec Corp.	93	2,165
Kobayashi Pharmaceutical Co. Ltd. (a)	64	5,506
Meitec Corp.	75	3,621
Morita Holdings Corp.	111	2,239
N Field Co. Ltd.	151	2,373
Nihon Parkerizing Co. Ltd.	154	2,218
Square Enix Holdings Co. Ltd.	21	1,011
Sumitomo Rubber Industries Inc.	115	1,830
TechnoPro Holdings Inc.	57	3,493
Tsumura & Co.	163	5,264
Ushio Inc.	89	1,130
Zojirushi Corp.	132	1,607
		82,618
Luxembourg 0.5%
Grand City Properties SA (a)	139	3,618
Netherlands 1.4%
Aalberts Industries NV	18	846
Accell Group	75	1,594
Arcadis NV	189	3,390
Beter Bed Holding NV (a)	63	507
Intertrust NV	80	1,423
PostNL NV	586	2,198
		9,958
Norway 0.5%
Ekornes ASA (a)	96	1,621
XXL ASA	226	1,827
		3,448
Philippines 0.2%
Vista Land & Lifescapes Inc	12,378	1,423
Poland 0.3%
CCC SA	39	2,122
Singapore 0.8%
Haw Par Corp. Ltd.	204	2,004
Straits Trading Co. Ltd.	2,687	4,003
		6,007
South Korea 1.2%
BNK Financial Group Inc.	322	2,703
DGB Financial Group Inc.	442	4,071
Hyundai Mipo Dockyard Co. Ltd. (b)	16	1,234

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Korea Investment Holdings Co. Ltd.	7	522
		8,530
Spain 3.6%
Construcciones y Auxiliar de Ferrocarriles SA	87	4,147
Lar Espana Real Estate Socimi SA	1,098	12,229
Zardoya Otis SA	984	9,361
		25,737
Sweden 4.3%
Cloetta Fazer AB - Class B	4,211	12,752
Duni AB	92	1,318
Dustin Group AB	741	6,670
Granges AB	165	2,166
Tethys Oil AB	169	1,911
Thule Group AB (c)	231	5,760
		30,577
Switzerland 3.5%
Bucher Industries AG	13	4,205
Logitech International SA	64	2,818
Panalpina Welttransport Holding AG (a)	100	13,544
Tecan Group AG	8	2,031
Vontobel Holding AG	31	2,226
		24,824
Taiwan 2.1%
Chicony Electronics Co. Ltd.	1,172	2,641
Giant Manufacturing Co. Ltd.	614	2,595
King Yuan Electronics Co. Ltd.	4,572	4,170
Merida Industry Co. Ltd.	424	2,124
Tripod Technology Corp.	1,240	3,415
		14,945
Thailand 0.2%
LPN Development PCL	4,393	1,326
Turkey 0.1%
Mavi Jeans	92	782
United Arab Emirates 1.6%
Borr Drilling Ltd. (b)	2,414	11,525
United Kingdom 13.6%
Bellway Plc	27	1,064
Biffa Plc	2,271	7,440
	Shares/Par[1]	Value ($)
Bovis Homes Group Plc	71	1,074
Clarkson Plc	449	13,652
Greggs Plc	227	2,981
Headlam Group Plc	1,365	8,833
John Wood Group Plc	2,383	19,708
Man Group Plc	1,914	4,446
Oxford Instruments Plc	154	2,037
PageGroup Plc	1,989	14,755
RPC Group Plc	989	9,732
Serco Group Plc (b)	2,797	3,636
SIG Plc	1,316	2,424
Sthree Plc	1,048	5,062
		96,844
United States of America 2.6%
Kennedy-Wilson Holdings Inc. (a)	868	18,354
Total Common Stocks (cost $618,494)		688,967
PREFERRED STOCKS 0.2%
Brazil 0.2%
Alpargatas SA	365	1,131
Total Preferred Stocks (cost $1,028)		1,131
SHORT TERM INVESTMENTS 8.9%
Investment Companies 3.6%
JNL Government Money Market Fund - Institutional Class, 1.79% (d) (e)	25,436	25,436
Securities Lending Collateral 5.3%
Securities Lending Cash Collateral Fund LLC, 1.99% (d) (e)	37,797	37,797
Total Short Term Investments (cost $63,233)		63,233
Total Investments 105.8% (cost $682,755)		753,331
Other Derivative Instruments 0.0%		1
Other Assets and Liabilities, Net (5.8)%		(41,122)
Total Net Assets 100.0%		712,210

(a) All or portion of the security was on loan.

(b) Non-income producing security.

(c) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Thule Group AB	08/26/15	3,226	5,760	0.8

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/JPY	TDB	07/05/18	JPY	(73,522)	(663)	1
					(663)	1

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/Franklin Templeton Mutual Shares Fund *
COMMON STOCKS 89.0%
Consumer Discretionary 9.8%
Charter Communications Inc. - Class A (a) (b)	69	20,329
Comcast Corp. - Class A	404	13,252
General Motors Co.	374	14,738
Sky Plc	717	13,830
Walt Disney Co.	218	22,838
Other Securities		26,525
		111,512
Consumer Staples 8.1%
Altria Group Inc.	189	10,749
British American Tobacco Plc - ADR	133	6,713
British American Tobacco Plc	343	17,332
Kroger Co.	684	19,464
PepsiCo Inc.	99	10,760
Walgreens Boots Alliance Inc.	186	11,175
Other Securities		15,411
		91,604
Energy 10.2%
Anadarko Petroleum Corp.	269	19,734
Baker Hughes a GE Co. LLC - Class A	300	9,909
Kinder Morgan Inc.	955	16,874
Marathon Oil Corp.	702	14,646
Royal Dutch Shell Plc - Class A	367	12,709
Royal Dutch Shell Plc - Class A	262	9,057
Williams Cos. Inc.	526	14,265
Other Securities		18,959
		116,153
Financials 19.7%
Alleghany Corp.	31	18,036
American International Group Inc.	467	24,755
Brighthouse Financial Inc. (a)	126	5,057
Capital One Financial Corp.	141	12,917
Chubb Ltd.	97	12,276
CIT Group Inc. (b)	232	11,688
Citigroup Inc.	270	18,100
Citizens Financial Group Inc.	560	21,766
JPMorgan Chase & Co.	222	23,159
MetLife Inc.	285	12,436
Voya Financial Inc.	279	13,090
Wells Fargo & Co.	416	23,087
Other Securities		28,363
		224,730
Health Care 13.1%
CVS Health Corp.	250	16,080
Eli Lilly & Co.	410	35,003
Medtronic Plc	470	40,261
Merck & Co. Inc.	567	34,446
Novartis AG - ADR	301	22,722
		148,512
Industrials 6.6%
BAE Systems Plc	1,250	10,645
Fluor Corp.	187	9,101
General Electric Co.	1,630	22,184
Johnson Controls International Plc	293	9,818
Sensata Technologies Holding Plc (a)	328	15,605
Other Securities		8,089
		75,442
Information Technology 12.6%
CA Inc.	430	15,319
Cisco Systems Inc.	600	25,803
Cognizant Technology Solutions Corp. - Class A	242	19,115
Microsoft Corp.	255	25,145
Nokia Oyj - ADR	823	4,733
Nokia Oyj	1,026	5,902
Samsung Electronics Co. Ltd.	422	17,685
Symantec Corp.	774	15,993
Other Securities		14,027
		143,722
	Shares/Par[1]	Value ($)
Materials 3.1%
International Paper Co.	270	14,084
Other Securities		21,373
		35,457
Real Estate 1.4%
JBG Smith Properties	43	1,585
Vornado Realty Trust	158	11,670
Other Securities		3,060
		16,315
Telecommunication Services 3.3%
AT&T Inc.	434	13,951
T-Mobile US Inc. (a)	194	11,568
Other Securities		12,043
		37,562
Utilities 1.1%
Other Securities		12,588
Total Common Stocks (cost $879,016)		1,013,597
RIGHTS 0.0%
Utilities 0.0%
Other Securities		160
Total Rights (cost $0)		160
WARRANTS 0.0%
Other Securities		146
Total Warrants (cost $92)		146
CORPORATE BONDS AND NOTES 1.8%
Consumer Discretionary 0.5%
iHeartCommunications Inc.
0.00%, 12/15/19 (a) (c)	7,449	5,650
Energy 0.3%
Other Securities		2,996
Telecommunication Services 1.0%
Frontier Communications Corp.
10.50%, 09/15/22	6,439	5,839
11.00%, 09/15/25	7,214	5,772
		11,611
Total Corporate Bonds And Notes (cost $22,340)		20,257
SENIOR LOAN INTERESTS 1.2%
Consumer Discretionary 1.2%
iHeartCommunications Inc.
Term Loan D, 0.00%, 01/30/19 (a) (c)	4,339	3,301
Term Loan, 0.00%, 07/30/19 (a) (c)	1,395	1,060
Other Securities		8,646
Total Senior Loan Interests (cost $16,996)		13,007
OTHER EQUITY INTERESTS 0.0%
Other Securities		106
Total Other Equity Interests (cost $0)		106
SHORT TERM INVESTMENTS 8.1%
Investment Companies 6.9%
JNL Government Money Market Fund - Institutional Class, 1.79% (d) (e)	79,308	79,308
Securities Lending Collateral 0.4%
Securities Lending Cash Collateral Fund LLC, 1.99% (d) (e)	4,237	4,237
Treasury Securities 0.8%
U.S. Treasury Bill
1.60%, 07/05/18 (f)	2,000	2,000
1.75%, 07/19/18 (f)	1,000	999
1.64%, 07/26/18 (f)	3,000	2,996
1.90%, 09/13/18 (f)	3,000	2,989
		8,984
Total Short Term Investments (cost $92,529)		92,529
Total Investments 100.1% (cost $1,010,973)		1,139,802
Other Derivative Instruments 0.1%		774
Other Assets and Liabilities, Net (0.2)%		(1,562)
Total Net Assets 100.0%		1,139,014

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Issuer was in bankruptcy and/or was in default relating to principal and/or interest.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Partial or no payments were paid on the last interest or dividend date. The aggregate value of these securities represented 1.1% of the Fund’s net assets.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

(f) The coupon rate represents the yield to maturity.

Summary of Investments by Country^	Total Long Term Investments
Finland	1.0%
Germany	0.7
Ireland	3.8
Italy	0.8
Netherlands	2.7
South Korea	1.7
Switzerland	2.9
United Kingdom	7.6
United States of America	78.8
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Avaya Inc. Escrow	01/11/18	—	—	—
Avaya Inc. Escrow	01/24/18	—	—	—
Avaya Inc. Escrow	01/24/18	—	—	—
Avaya Inc. Escrow	12/26/17	—	—	—
Avaya Inc. Escrow	12/30/16	—	—	—
Toys R Us Inc., Term Loan, 14.50%, 01/18/19	01/18/18	2,461	2,474	0.2
Toys R Us Inc., Term Loan, 0.00%, 03/15/20	10/10/14	5,586	2,889	0.3
Tribune Co. Escrow Litigation Interests	02/22/13	—	—	—
Warrior Met Coal Inc.	05/18/18	343	1,648	0.1
		8,390	7,011	0.6

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
EUR/USD	BOA	07/26/18	EUR	813	949	3
EUR/USD	HSB	07/26/18	EUR	1,338	1,564	8
KRW/USD	HSB	07/13/18	KRW	1,320,646	1,185	(31)
KRW/USD	HSB	07/13/18	KRW	274,105	246	—
USD/EUR	HSB	07/26/18	EUR	(39,514)	(46,186)	(101)
USD/GBP	HSB	07/16/18	GBP	(43,995)	(58,056)	282
USD/KRW	HSB	07/13/18	KRW	(21,414,651)	(19,219)	613
					(119,517)	774

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/Goldman Sachs Core Plus Bond Fund *
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 17.4%
Academic Loan Funding Trust
Series 2012-A2-1A, 3.19%, (1M US LIBOR + 1.10%), 12/27/44 (a) (b)	5,446	5,459
ACIS CLO Ltd.
Series 2014-A-4A, 3.78%, (3M US LIBOR + 1.42%), 05/01/26 (a) (b)	4,066	4,066
AptarGroup Inc.
Series 2018-A-FL1, 3.06%, (1M US LIBOR + 1.15%), 02/15/24 (a) (b)	5,600	5,600
Banc of America Funding Trust
Series 2006-A2-8T2, REMIC, 5.79%, 10/25/36	25	22
Banc of America Mortgage Securities Inc.
Series 2005-2A1-H, REMIC, 3.57%, 09/25/35 (a)	184	182
Bank of America Student Loan Trust
Series 2010-A-1A, 3.16%, (3M US LIBOR + 0.80%), 02/25/43 (a) (b)	967	970
BlueMountain CLO Ltd.
Series 2014-AR-2A, 3.29%, (3M US LIBOR + 0.93%), 07/20/26 (a) (b)	5,650	5,651
Catamaran CLO Ltd.
Series 2013-AR-1A, 3.22%, (3M US LIBOR + 0.85%), 01/27/28 (a) (b)	5,250	5,234
Crown Point CLO III Ltd.
Series 2015-A1AR-3A, 3.26%, (3M US LIBOR + 0.91%), 12/31/27 (a) (b)	7,850	7,850
ECMC Group Student Loan Trust
Series 2016-A-1A, 3.44%, (1M US LIBOR + 1.35%), 02/25/29 (a) (b)	4,253	4,323
EFS Volunteer No. 2 LLC
Series 2012-A2-1, 3.44%, (1M US LIBOR + 1.35%), 03/25/36 (a) (b)	5,500	5,595
EFS Volunteer No. 3 LLC
Series 2012-A3-1, 3.09%, (1M US LIBOR + 1.00%), 04/25/33 (a) (b)	3,450	3,471
Exantas Capital Corp. Ltd.
Series 2018-A-RSO6, 2.79%, (1M US LIBOR + 0.83%), 02/15/21 (a) (b)	3,950	3,950
Halcyon Loan Advisors Funding Ltd.
Series 2014-A1R-1A, 3.49%, (3M US LIBOR + 1.13%), 04/18/26 (a) (b)	2,550	2,550
Series 2015-A-2A, REMIC, 3.75%, (3M US LIBOR + 1.39%), 07/25/27 (a) (b)	4,600	4,600
ICG US CLO Ltd.
Series 2014-A1R-1A, 3.58%, (3M US LIBOR + 1.22%), 01/20/30 (a) (b)	4,150	4,152
London Wall Mortgage Capital Plc
Series 2017-A-FL1, 1.49%, (3M GB LIBOR + 0.85%), 11/15/49, GBP (a)	4,667	6,163
Madison Park Funding XXX Ltd.
Series 2018-A-30A, 3.09%, (3M US LIBOR + 0.75%), 04/15/29 (a) (b)	7,700	7,617
Navient Student Loan Trust
Series 2016-A-7A, 3.24%, (1M US LIBOR + 1.15%), 12/25/28 (a) (b)	4,284	4,364
Series 2016-A-5A, 3.34%, (1M US LIBOR + 1.25%), 12/25/28 (a) (b)	9,520	9,769
NCUA Guaranteed Notes Trust
Series 2011-A4-M1, REMIC, 3.00%, 06/12/19	1,900	1,909
Nelnet Student Loan Trust
Series 2006-A6-1, 2.78%, (3M US LIBOR + 0.45%), 08/23/36 (a) (b)	5,450	5,332
OCP CLO Ltd.
Series 2014-A1R-5A, 3.44%, (3M US LIBOR + 1.08%), 04/26/31 (a) (b)	4,650	4,645
Ripon Mortgages Plc
Series A1-1X, 1.42%, (3M GB LIBOR + 0.80%), 02/20/22, GBP (a)	624	827
Series A2-1X, 1.42%, (3M GB LIBOR + 0.80%), 02/20/22, GBP (a)	7,403	9,810
SLM Student Loan Trust
Series 2007-A4-7, 2.69%, (3M US LIBOR + 0.33%), 01/25/22 (a)	1,913	1,881
Series 2007-A4-2, 2.42%, (3M US LIBOR + 0.06%), 07/25/22 (a)	4,800	4,694
	Shares/Par[1]	Value ($)
Series 2008-A4-4, 4.01%, (3M US LIBOR + 1.65%), 07/25/22 (a)	1,775	1,815
Series 2008-A3-2, 3.11%, (3M US LIBOR + 0.75%), 04/25/23 (a)	746	744
Series 2008-A4-8, 3.86%, (3M US LIBOR + 1.50%), 04/25/23 (a)	1,800	1,833
Series 2008-A4-6, 3.46%, (3M US LIBOR + 1.10%), 07/25/23 (a)	2,769	2,792
Series 2008-A4-5, 4.06%, (3M US LIBOR + 1.70%), 07/25/23 (a)	5,868	6,017
Series 2005-A3-4, 2.48%, (3M US LIBOR + 0.12%), 01/25/27 (a)	3,513	3,501
Series 2003-A5A-1, 2.45%, (3M US LIBOR + 0.11%), 12/15/32 (a) (b)	3,642	3,503
Series 2003-A5A-7A, 3.54%, (3M US LIBOR + 1.20%), 12/15/33 (a) (b)	3,874	3,920
Series 2004-A6-8A, 2.99%, (3M US LIBOR + 0.63%), 01/25/40 (a) (b)	2,650	2,665
Tryon Park CLO Ltd.
Series 2013-A1SR-1A, 3.24%, (3M US LIBOR + 0.89%), 04/15/29 (a) (b)	5,460	5,453
Voya CLO Ltd.
Series 2014-A1R-4A, 3.30%, (3M US LIBOR + 0.95%), 10/14/26 (a) (b)	8,300	8,292
Other Securities		24,533
Total Non-U.S. Government Agency Asset-Backed Securities (cost $184,299)		185,754
CORPORATE BONDS AND NOTES 27.3%
Consumer Discretionary 1.8%
Charter Communications Operating LLC
3.58%, 07/23/20	1,399	1,399
4.46%, 07/23/22	3,425	3,462
4.50%, 02/01/24	1,625	1,627
4.91%, 07/23/25	1,525	1,538
Other Securities		10,920
		18,946
Consumer Staples 1.4%
Anheuser-Busch InBev Worldwide Inc.
4.00%, 04/13/28	4,000	3,986
4.60%, 04/15/48	650	640
Reynolds American Inc.
4.45%, 06/12/25	3,950	3,969
Other Securities		5,980
		14,575
Energy 3.4%
Other Securities		35,890
Financials 10.5%
Bank of America Corp.
4.00%, 04/01/24	109	110
3.25%, 10/21/27	1,875	1,745
4.18%, 11/25/27	3,725	3,625
3.82%, 01/20/28 (a)	2,500	2,441
3.42%, 12/20/28	96	90
Bayer US Finance II LLC
3.88%, 12/15/23 (b)	1,900	1,895
4.25%, 12/15/25 (b)	3,700	3,722
4.38%, 12/15/28 (b)	2,725	2,724
JPMorgan Chase & Co.
5.30%, (callable at 100 beginning 05/01/20) (c)	2,575	2,624
2.97%, 01/15/23	2,275	2,214
3.78%, 02/01/28 (a)	3,300	3,218
JPMorgan Chase Bank NA
3.51%, 01/23/29	1,850	1,750
3.88%, 07/24/38 (a)	150	139
Royal Bank of Canada
2.75%, (3M US LIBOR + 0.39%), 04/30/21 (a)	1,700	1,701
3.20%, 04/30/21	1,675	1,674
Stadshypotek AB
1.88%, 10/02/19 (b)	4,300	4,251
Sumitomo Mitsui Financial Group Inc.
4.44%, 04/02/24 (b)	1,275	1,288
Wells Fargo & Co.
3.00%, 10/23/26	3,775	3,481

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Other Securities		73,264
		111,956
Health Care 1.9%
Other Securities		20,024
Industrials 1.0%
Other Securities		11,025
Information Technology 1.1%
Other Securities		11,512
Materials 1.0%
Other Securities		10,914
Real Estate 1.0%
Other Securities		11,089
Telecommunication Services 3.0%
AT&T Inc.
3.00% - 4.45%, 06/30/22 - 04/01/24	3,200	3,134
3.40%, 05/15/25	4,150	3,892
5.45%, 03/01/47	1,100	1,077
Telefonica Emisiones SAU
5.46%, 02/16/21	3,225	3,376
Verizon Communications Inc.
4.33%, 09/21/28 (b)	10,509	10,426
5.01% - 5.25%, 03/16/37 - 04/15/49	2,113	2,088
Other Securities		7,647
		31,640
Utilities 1.2%
Other Securities		12,702
Total Corporate Bonds And Notes (cost $297,422)		290,273
GOVERNMENT AND AGENCY OBLIGATIONS 52.0%
Collateralized Mortgage Obligations 1.0%
Federal Home Loan Mortgage Corp.
Series 2015-M3-DNA1, 5.39%, (1M US LIBOR + 3.30%), 10/25/27 (a)	620	692
Interest Only, Series C45-304, 3.00%, 12/15/27 (d)	561	48
Interest Only, Series N-1103, REMIC, 1156.50%, 06/15/21 (d) (e)	-	—
Interest Only, Series SD-4320, REMIC, 4.03%, (6.10% - (1M US LIBOR * 1)), 07/15/39 (a) (d)	579	74
Interest Only, Series SW-3852, REMIC, 3.93%, (6.00% - (1M US LIBOR * 1)), 05/15/41 (a) (d)	646	88
Interest Only, Series PS-4273, REMIC, 4.03%, (6.10% - (1M US LIBOR * 1)), 11/15/43 (a) (d)	831	115
Interest Only, Series SE-4314, REMIC, 3.98%, (6.05% - (1M US LIBOR * 1)), 03/15/44 (a) (d)	614	97
Interest Only, Series AS-4473, REMIC, 3.53%, (5.60% - (1M US LIBOR * 1)), 05/15/45 (a) (d)	888	123
Interest Only, Series ST-4583, REMIC, 3.93%, (6.00% - (1M US LIBOR * 1)), 05/15/46 (a) (d)	3,050	502
Federal National Mortgage Association
Series 2011-GB-52, REMIC, 5.00%, 06/25/41	838	894
Series 2011-DB-99, REMIC, 5.00%, 10/25/41	802	855
Interest Only, Series 2012-SA-5, REMIC, 3.86%, (5.95% - (1M US LIBOR * 1)), 02/25/42 (a) (d)	698	97
Interest Only, Series 2013-SY-96, REMIC, 4.06%, (6.15% - (1M US LIBOR * 1)), 07/25/42 (a) (d)	511	70
Interest Only, Series 2012-SB-88, REMIC, 4.58%, (6.67% - (1M US LIBOR * 1)), 07/25/42 (a) (d)	468	80
Series 2012-B-153, REMIC, 7.00%, 07/25/42	445	504
Series 2012-B-111, REMIC, 7.00%, 10/25/42	121	137
Interest Only, Series 2013-SA-121, REMIC, 4.01%, (6.10% - (1M US LIBOR * 1)), 12/25/43 (a) (d)	3,795	492
Interest Only, Series 2014-MS-87, REMIC, 4.16%, (6.25% - (1M US LIBOR * 1)), 01/25/45 (a) (d)	628	85
Interest Only, Series 2015-BS-86, REMIC, 3.61%, (5.70% - (1M US LIBOR * 1)), 11/25/45 (a) (d)	353	40
Interest Only, Series 2015-SA-79, REMIC, 4.16%, (6.25% - (1M US LIBOR * 1)), 11/25/45 (a) (d)	519	70
	Shares/Par[1]	Value ($)
Interest Only, Series 2016-SJ-1, REMIC, 4.06%, (6.15% - (1M US LIBOR * 1)), 02/25/46 (a) (d)	1,344	230
Interest Only, Series 2013-SN-130, REMIC, 4.56%, (6.65% - (1M US LIBOR * 1)), 10/25/42 (a) (d)	1,953	295
Interest Only, Series 2015-PS-28, REMIC, 3.51%, (5.60% - (1M US LIBOR * 1)), 08/25/44 (a) (d)	3,038	401
Government National Mortgage Association
Interest Only, Series 2010-SA-31, REMIC, 3.67%, (5.75% - (1M US LIBOR * 1)), 03/20/40 (a) (d)	859	110
Interest Only, Series 2010-S-101, REMIC, 3.92%, (6.00% - (1M US LIBOR * 1)), 08/20/40 (a) (d)	1,184	169
Interest Only, Series 2013-SJ-152, REMIC, 4.07%, (6.15% - (1M US LIBOR * 1)), 05/20/41 (a) (d)	808	116
Interest Only, Series 2012-MS-149, REMIC, 4.17%, (6.25% - (1M US LIBOR * 1)), 12/20/42 (a) (d)	450	65
Interest Only, Series 2013-DS-103, REMIC, 4.07%, (6.15% - (1M US LIBOR * 1)), 07/20/43 (a) (d)	287	42
Interest Only, Series 2013-SD-113, REMIC, 4.61%, (6.70% - (1M US LIBOR * 1)), 08/16/43 (a) (d)	614	95
Interest Only, Series 2013-DS-134, REMIC, 4.02%, (6.10% - (1M US LIBOR * 1)), 09/20/43 (a) (d)	312	44
Interest Only, Series 2014-SL-132, REMIC, 4.02%, (6.10% - (1M US LIBOR * 1)), 10/20/43 (a) (d)	1,448	190
Interest Only, Series 2013-SG-167, REMIC, 4.07%, (6.15% - (1M US LIBOR * 1)), 11/20/43 (a) (d)	269	38
Interest Only, Series 2014-SA-41, REMIC, 4.02%, (6.10% - (1M US LIBOR * 1)), 03/20/44 (a) (d)	364	54
Interest Only, Series 2014-BS-133, REMIC, 3.52%, (5.60% - (1M US LIBOR * 1)), 09/20/44 (a) (d)	373	44
Interest Only, Series 2015-IO-14, REMIC, 5.00%, 10/20/44 (d)	1,579	356
Interest Only, Series 2014-IB-188, REMIC, 4.00%, 12/20/44 (d)	929	157
Interest Only, Series 2015-SG-64, REMIC, 3.52%, (5.60% - (1M US LIBOR * 1)), 05/20/45 (a) (d)	1,291	185
Interest Only, Series 2015-MS-110, REMIC, 3.63%, (5.71% - (1M US LIBOR * 1)), 08/20/45 (a) (d)	1,908	247
Interest Only, Series 2015-SB-112, REMIC, 3.66%, (5.74% - (1M US LIBOR * 1)), 08/20/45 (a) (d)	454	58
Interest Only, Series 2015-KI-117, REMIC, 5.00%, 08/20/45 (d)	1,305	294
Interest Only, Series 2015-SE-123, REMIC, 3.64%, (5.72% - (1M US LIBOR * 1)), 09/20/45 (a) (d)	472	59
Interest Only, Series 2015-HS-126, REMIC, 4.12%, (6.20% - (1M US LIBOR * 1)), 09/20/45 (a) (d)	1,137	166
Interest Only, Series 2015-SP-123, REMIC, 4.17%, (6.25% - (1M US LIBOR * 1)), 09/20/45 (a) (d)	1,574	233
Interest Only, Series 2015-QS-144, REMIC, 3.62%, (5.70% - (1M US LIBOR * 1)), 10/20/45 (a) (d)	363	38
Interest Only, Series 2015-SD-168, REMIC, 4.12%, (6.20% - (1M US LIBOR * 1)), 11/20/45 (a) (d)	393	58
Interest Only, Series 2016-SM-4, REMIC, 3.57%, (5.65% - (1M US LIBOR * 1)), 01/20/46 (a) (d)	1,454	177
Interest Only, Series 2016-SB-6, REMIC, 3.57%, (5.65% - (1M US LIBOR * 1)), 01/20/46 (a) (d)	1,150	142
Interest Only, Series 2016-S-6, REMIC, 3.57%, (5.65% - (1M US LIBOR * 1)), 01/20/46 (a) (d)	522	64
Interest Only, Series 2015-AS-57, REMIC, 3.52%, (5.60% - (1M US LIBOR * 1)), 04/20/45 (a) (d)	2,397	296

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Interest Only, Series 2016-IA-27, REMIC, 4.00%, 06/20/45 (d)	932	147
Interest Only, Series 2015-IM-111, REMIC, 4.00%, 08/20/45 (d)	1,458	250
Interest Only, Series 2017-AI-38, REMIC, 4.00%, 03/20/46 (d)	1,580	262
Interest Only, Series 2016-DI-138, REMIC, 4.00%, 10/20/46 (d)	92	17
		10,162
Mortgage-Backed Securities 26.9%
Federal Home Loan Mortgage Corp.
5.00% - 5.50%, 03/01/26 - 04/01/28	52	55
3.96%, (12M US LIBOR +/- MBS Spread), 01/01/37 (a)	242	251
3.00% - 7.00%, 03/01/32 - 07/01/45	7,037	7,377
Federal National Mortgage Association
4.50% - 6.50%, 08/01/18 - 05/01/19	27	27
4.50%, 10/01/23	6,163	6,418
5.00% - 6.00%, 09/01/23 - 05/01/25	451	466
3.00% - 8.00%, 04/01/30 - 02/01/48	15,683	16,210
3.29% - 3.86%, (12M US Federal Reserve Cumulative Average CMT +/- MBS Spread), 11/01/35 - 09/01/36 (a)	471	493
4.50%, 04/01/45	5,375	5,657
4.50%, 05/01/45	615	648
4.50%, 06/01/45	3,580	3,753
4.50%, 06/01/47	2,218	2,313
4.50%, 06/01/47	4,599	4,795
4.50%, 09/01/47	3,339	3,481
4.50%, 12/01/47	4,803	5,010
4.50%, 01/01/48	1,938	2,020
4.50%, 04/01/48	6,000	6,251
4.50%, 06/01/48	12,000	12,502
TBA, 3.50%, 07/15/48 (f)	1,000	995
TBA, 4.00%, 07/15/48 (f)	13,000	13,253
TBA, 4.50%, 07/15/48 (f)	51,000	53,101
TBA, 5.00%, 07/15/48 (f)	25,000	26,484
Government National Mortgage Association
4.00%, 02/20/41 - 10/20/42	45	48
4.00%, 10/20/43	3,240	3,344
4.00% - 6.00%, 06/15/34 - 02/20/46	5,110	5,301
4.00%, 11/20/44	2,026	2,089
4.00%, 01/20/45	11,327	11,677
4.00%, 06/20/45	5,124	5,276
4.00%, 08/20/45	1,797	1,850
4.00%, 09/20/45	2,114	2,176
4.00%, 10/20/45	4,220	4,343
4.00%, 07/20/47	4,590	4,710
TBA, 4.50%, 07/15/48 (f)	47,000	48,845
TBA, 4.00%, 08/15/48 (f)	25,000	25,578
		286,797
Municipal 1.6%
State of California
7.95%, 03/01/36	1,290	1,392
7.63%, 03/01/40	2,390	3,525
State of Illinois
5.10%, 06/01/33	2,535	2,399
6.63% - 7.35%, 02/01/35 - 07/01/35	920	1,009
Tennessee Valley Authority
3.88%, 02/15/21	3,700	3,810
Other Securities		4,860
		16,995
Sovereign 3.6%
Argentina Republic Government International Bond
5.00%, 01/15/27, EUR	3,990	3,959
5.25%, 01/15/28, EUR	360	358
2.26%, 12/31/38, EUR (g)	200	135
6.25%, 11/09/47, EUR	130	119
Hashemite Kingdom of Jordan Government Bond
2.50%, 10/30/20 (h)	5,000	4,955
Inter-American Development Bank
7.00%, 06/15/25	1,500	1,837
6.75%, 07/15/27	1,800	2,227
	Shares/Par[1]	Value ($)
Israel Government AID Bond
5.50%, 09/18/23	3,700	4,157
5.50%, 12/04/23	500	564
5.50%, 04/26/24	1,300	1,473
Kreditanstalt fur Wiederaufbau
1.13%, 08/06/18	9,600	9,590
Petroleos de Venezuela SA
0.00%, 10/28/22 (d) (e) (i) (j)	9,150	1,841
0.00%, 04/12/27 (d) (e) (i) (j)	2,450	553
Venezuela Government International Bond
0.00%, 12/09/20 (d) (e) (i) (j)	240	62
Other Securities		6,560
		38,390
U.S. Government Agency Obligations 1.8%
Federal Home Loan Bank
2.88%, 06/13/25 (k)	6,650	6,582
Federal National Mortgage Association
1.88%, 09/24/26 (k)	8,900	8,127
6.25%, 05/15/29 (k)	2,600	3,340
6.63%, 11/15/30 (k)	900	1,210
		19,259
U.S. Treasury Securities 17.1%
U.S. Treasury Bond
0.00%, 11/15/35 (l)	10,900	6,469
Interest Only, 0.00%, 11/15/37 (l)	7,800	4,366
3.63%, 02/15/44 (m)	12,820	14,282
3.13%, 08/15/44	6,470	6,632
3.00%, 11/15/44	10,400	10,426
2.88%, 08/15/45	3,500	3,426
2.88%, 11/15/46 (m)	22,020	21,535
2.75%, 11/15/47	10,150	9,674
U.S. Treasury Note
1.38% - 1.63%, 07/31/20 - 04/30/21 (m)	460	451
2.13%, 07/31/24	75,720	72,881
2.13%, 09/30/24	6,700	6,440
2.88%, 04/30/25	5,610	5,631
2.25%, 02/15/27	20,400	19,460
		181,673
Total Government And Agency Obligations (cost $560,116)		553,276
OTHER EQUITY INTERESTS 0.0%
Other Securities		—
Total Other Equity Interests (cost $0)		—
CREDIT LINKED STRUCTURED NOTES 0.4%
JPMorgan Chase & Co.
(Egypt Treasury Bill, 0.00%, 07/24/18, Moody's rating N/A), EGP (b) (l)	13,700	756
(Egypt Treasury Bill, 0.00%, 02/05/19, Moody's rating N/A), EGP (b) (l)	17,725	887
Other Securities		2,880
Total Credit Linked Structured Notes (cost $4,608)		4,523
COMMON STOCKS 0.0%
Consumer Discretionary 0.0%
Other Securities		—
Total Common Stocks (cost $184)		—
SHORT TERM INVESTMENTS 17.6%
Certificates of Deposit 2.6%
Australia & New Zealand Banking Group Ltd.
2.20%, 07/09/18	3,800	3,798
DNB Bank ASA
2.22%, 07/06/18	8,000	8,000
Mizuho Bank Ltd.
2.44%, (1M US LIBOR + 0.44%), 10/05/18 (a)	10,000	10,008
Sumitomo Mitsui Trust Bank Ltd.
2.45%, (3M US LIBOR + 0.11%), 10/12/18 (a)	5,468	5,469
		27,275
Commercial Paper 6.4%
AT&T Inc.
2.67%, 10/09/18 (b) (n)	2,300	2,283
2.80%, 12/06/18 (b) (n)	5,000	4,938
Ciesco LLC
2.32%, 07/12/18 (b) (n)	5,447	5,443

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
CRC Funding LLC
2.32%, 07/11/18 (b) (n)	5,447	5,443
Duke Energy Corp.
2.37%, 08/27/18 (b) (n)	3,000	2,989
Hewlett Packard Enterprise Co.
2.34% - 2.35%, 07/10/18 - 07/11/18 (b) (n)	4,664	4,661
HP Inc.
2.40% - 2.52%, 07/02/18 - 07/23/18 (b) (n)	4,129	4,126
Mondelez International Inc.
2.53%, 10/05/18 (b) (n)	4,800	4,769
Nutrien Ltd.
2.35%, 07/16/18 (b) (n)	1,063	1,062
2.48%, 07/26/18 (b) (n)	3,150	3,145
Old Line Funding LLC
2.30%, 07/16/18 (b) (n)	10,895	10,885
Schlumberger Holdings Corp.
2.52%, 08/22/18 (b) (n)	2,000	1,993
Southern Co.
2.55%, 08/30/18 (b) (n)	2,131	2,122
Suncor Energy Inc.
2.34% - 2.55%, 07/03/18 - 08/31/18 (b) (n)	4,763	4,750
Tyco International Holdings SARL
2.66%, 07/09/18 (b) (n)	2,692	2,690
VW Credit Inc.
2.54%, 08/13/18 (b) (n)	3,507	3,496
2.62%, 09/20/18 (b) (n)	3,800	3,777
		68,572
Investment Companies 8.4%
JNL Government Money Market Fund - Institutional Class, 1.79% (o) (p)	89,730	89,730
Securities Lending Collateral 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95% (p)	2,233	2,233
Total Short Term Investments (cost $187,804)		187,810
Total Investments 114.7% (cost $1,234,433)		1,221,636
Total Forward Sales Commitments (3.1)% (proceeds $32,723)		(32,797)
Total Purchased Options 0.0% (cost $716)		530
Other Derivative Instruments (0.4)%		(4,398)
Other Assets and Liabilities, Net (11.2)%		(120,084)
Total Net Assets 100.0%		1,064,887

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2018, the value and the percentage of net assets of these liquid securities was $265,840 and 25.0%, respectively.

(c) Perpetual security. Next contractual call date presented, if applicable.

(d) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(e) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(f) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2018, the total payable for investments purchased on a delayed delivery basis was $168,042.

(g) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2018.

(h) All or portion of the security was on loan.

(i) Non-income producing security.

(j) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(k) The security is a direct debt of the agency and not collateralized by mortgages.

(l) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(m) All or a portion of the security is pledged or segregated as collateral.

(n) The coupon rate represents the yield to maturity.

(o) Investment in affiliate.

(p) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (3.1%)
GOVERNMENT AND AGENCY OBLIGATIONS (3.1%)
Mortgage-Backed Securities (3.1%)
Government National Mortgage Association
TBA, 4.00%, 07/15/47 (a)	(32,000)	(32,797)
Total Government And Agency Obligations (proceeds $32,723)		(32,797)
Total Forward Sales Commitments (3.1%) (proceeds $32,723)		(32,797)

(a) All or a portion of the security was sold on a delayed delivery basis. As of June 30, 2018, the total proceeds for investments sold on a delayed delivery basis was $32,723.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Commonwealth of Puerto Rico, 0.00%, 07/01/26	05/15/14	137	69	—
Commonwealth of Puerto Rico, 0.00%, 07/01/31	05/08/14	7	4	—
Commonwealth of Puerto Rico, 0.00%, 07/01/32	05/08/14	8	4	—
Commonwealth of Puerto Rico, 0.00%, 07/01/32	04/02/14	8	4	—
Commonwealth of Puerto Rico, 0.00%, 07/01/33	05/14/14	111	60	—
Commonwealth of Puerto Rico, 0.00%, 07/01/34	09/22/14	8	4	—
Commonwealth of Puerto Rico, 0.00%, 07/01/34	05/07/14	7	4	—
Commonwealth of Puerto Rico, 0.00%, 07/01/35	10/26/16	798	551	0.1
Commonwealth of Puerto Rico, 0.00%, 07/01/36	05/06/14	8	4	—
Commonwealth of Puerto Rico, 0.00%, 07/01/38	02/19/14	11	6	—
Commonwealth of Puerto Rico, 0.00%, 07/01/39	02/19/14	179	109	—
Commonwealth of Puerto Rico, 0.00%, 07/01/41	02/19/14	11	6	—
Commonwealth of Puerto Rico, 0.00%, 07/01/41	10/28/16	44	26	—
Credit Suisse European Mortgage Capital Ltd., Series 2015-A-1HWA, 2.75%, 04/20/20	05/28/15	2,225	2,414	0.2
Federal Home Loan Mortgage Corp., Series N-1103 REMIC - Interest Only, 1156.50%, 06/15/21	02/29/00	—	—	—
Federal Home Loan Mortgage Corp., Series C45-304 - Interest Only, 3.00%, 12/15/27	05/17/16	45	48	—
Federal Home Loan Mortgage Corp., Series SD-4320 REMIC - Interest Only, 4.03%, 07/15/39	12/22/16	100	74	—

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Federal Home Loan Mortgage Corp., Series SW-3852 REMIC - Interest Only, 3.93%, 05/15/41	07/27/16	113	88	—
Federal Home Loan Mortgage Corp., Series PS-4273 REMIC - Interest Only, 4.03%, 11/15/43	07/07/16	99	115	—
Federal Home Loan Mortgage Corp., Series SE-4314 REMIC - Interest Only, 3.98%, 03/15/44	02/19/14	111	97	—
Federal Home Loan Mortgage Corp., Series AS-4473 REMIC - Interest Only, 3.53%, 05/15/45	07/11/16	158	123	—
Federal Home Loan Mortgage Corp., Series ST-4583 REMIC - Interest Only, 3.93%, 05/15/46	09/15/16	613	502	0.1
Federal National Mortgage Association, Series 2012-SA-5 REMIC - Interest Only, 3.86%, 02/25/42	05/24/16	129	97	—
Federal National Mortgage Association, Series 2013-SY-96 REMIC - Interest Only, 4.06%, 07/25/42	09/30/15	96	70	—
Federal National Mortgage Association, Series 2012-SB-88 REMIC - Interest Only, 4.58%, 07/25/42	07/14/16	97	80	—
Federal National Mortgage Association, Series 2013-SN-130 REMIC - Interest Only, 4.56%, 10/25/42	10/27/16	429	295	0.1
Federal National Mortgage Association, Series 2013-SA-121 REMIC - Interest Only, 4.01%, 12/25/43	10/02/15	570	492	0.1
Federal National Mortgage Association, Series 2015-PS-28 REMIC - Interest Only, 3.51%, 08/25/44	05/11/17	464	401	0.1
Federal National Mortgage Association, Series 2014-MS-87 REMIC - Interest Only, 4.16%, 01/25/45	01/06/16	112	85	—
Federal National Mortgage Association, Series 2015-BS-86 REMIC - Interest Only, 3.61%, 11/25/45	06/06/16	52	40	—
Federal National Mortgage Association, Series 2015-SA-79 REMIC - Interest Only, 4.16%, 11/25/45	05/09/16	94	70	—
Federal National Mortgage Association, Series 2016-SJ-1 REMIC - Interest Only, 4.06%, 02/25/46	05/24/16	272	230	—
Government National Mortgage Association, Series 2010-SA-31 REMIC - Interest Only, 3.67%, 03/20/40	03/07/16	154	110	—
Government National Mortgage Association, Series 2010-S-101 REMIC - Interest Only, 3.92%, 08/20/40	01/06/16	228	169	—
Government National Mortgage Association, Series 2013-SJ-152 REMIC - Interest Only, 4.07%, 05/20/41	01/29/16	156	116	—
Government National Mortgage Association, Series 2012-MS-149 REMIC - Interest Only, 4.17%, 12/20/42	07/15/16	89	65	—
Government National Mortgage Association, Series 2013-DS-103 REMIC - Interest Only, 4.07%, 07/20/43	10/15/15	56	42	—
Government National Mortgage Association, Series 2013-SD-113 REMIC - Interest Only, 4.61%, 08/16/43	01/29/16	94	95	—
Government National Mortgage Association, Series 2013-DS-134 REMIC - Interest Only, 4.02%, 09/20/43	12/01/15	58	44	—
Government National Mortgage Association, Series 2014-SL-132 REMIC - Interest Only, 4.02%, 10/20/43	05/04/16	222	190	—
Government National Mortgage Association, Series 2013-SG-167 REMIC - Interest Only, 4.07%, 11/20/43	09/04/14	53	38	—
Government National Mortgage Association, Series 2014-SA-41 REMIC - Interest Only, 4.02%, 03/20/44	01/29/16	65	54	—
Government National Mortgage Association, Series 2014-BS-133 REMIC - Interest Only, 3.52%, 09/20/44	04/10/13	62	44	—
Government National Mortgage Association, Series 2015-IO-14 REMIC - Interest Only, 5.00%, 10/20/44	03/07/16	313	356	0.1
Government National Mortgage Association, Series 2014-IB-188 REMIC - Interest Only, 4.00%, 12/20/44	05/28/15	120	157	—
Government National Mortgage Association, Series 2015-AS-57 REMIC - Interest Only, 3.52%, 04/20/45	10/25/16	386	296	0.1
Government National Mortgage Association, Series 2015-SG-64 REMIC - Interest Only, 3.52%, 05/20/45	07/27/16	209	185	—
Government National Mortgage Association, Series 2016-IA-27 REMIC - Interest Only, 4.00%, 06/20/45	07/31/17	109	147	—
Government National Mortgage Association, Series 2015-MS-110 REMIC - Interest Only, 3.63%, 08/20/45	10/07/15	359	247	—
Government National Mortgage Association, Series 2015-SB-112 REMIC - Interest Only, 3.66%, 08/20/45	07/27/17	91	58	—
Government National Mortgage Association, Series 2015-IM-111 REMIC - Interest Only, 4.00%, 08/20/45	10/26/16	209	250	—
Government National Mortgage Association, Series 2015-KI-117 REMIC - Interest Only, 5.00%, 08/20/45	03/04/16	263	294	0.1
Government National Mortgage Association, Series 2015-SE-123 REMIC - Interest Only, 3.64%, 09/20/45	01/15/16	92	59	—
Government National Mortgage Association, Series 2015-HS-126 REMIC - Interest Only, 4.12%, 09/20/45	09/01/15	257	166	—
Government National Mortgage Association, Series 2015-SP-123 REMIC - Interest Only, 4.17%, 09/20/45	07/07/16	290	233	—
Government National Mortgage Association, Series 2015-QS-144 REMIC - Interest Only, 3.62%, 10/20/45	10/29/15	76	38	—
Government National Mortgage Association, Series 2015-SD-168 REMIC - Interest Only, 4.12%, 11/20/45	09/24/15	68	58	—
Government National Mortgage Association, Series 2016-SM-4 REMIC - Interest Only, 3.57%, 01/20/46	01/29/16	235	177	—
Government National Mortgage Association, Series 2016-S-6 REMIC - Interest Only, 3.57%, 01/20/46	11/27/13	89	64	—

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Government National Mortgage Association, Series 2016-SB-6 REMIC - Interest Only, 3.57%, 01/20/46	01/29/16	183	142	—
Government National Mortgage Association, Series 2017-AI-38 REMIC - Interest Only, 4.00%, 03/20/46	02/22/17	241	262	—
Government National Mortgage Association, Series 2016-DI-138 REMIC - Interest Only, 4.00%, 10/20/46	05/20/14	13	17	—
Home Interior Gift Inc.	11/14/13	184	—	—
Impac CMB Trust, Series 2004-2A-10 REMIC, 2.73%, 03/25/35	12/29/15	49	44	—
Maquinaria Especializada MXO S.A.P.I. de C.V.	10/15/15	—	—	—
Maquinaria Especializada MXO S.A.P.I. de C.V., 0.00%, 04/13/21	12/29/15	246	—	—
Petroleos de Venezuela SA, 0.00%, 10/28/22	05/16/17	3,208	1,841	0.2
Petroleos de Venezuela SA, 0.00%, 04/12/27	07/31/17	739	553	0.1
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/21	03/12/18	14	22	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/27	05/16/14	12	7	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/28	12/29/15	11	11	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/28	02/16/18	11	17	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/29	02/12/18	24	43	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/30	02/16/18	33	52	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/31	02/14/18	152	240	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/32	10/27/14	142	90	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/32	02/16/18	25	39	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/35	05/05/14	8	4	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/36	03/12/18	16	25	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/37	02/19/14	56	36	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/37	02/16/18	33	52	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/37	02/16/18	34	52	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/37	10/29/15	89	47	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/38	02/16/18	55	86	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/38	02/15/18	71	116	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/38	05/16/14	20	13	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/39	02/16/18	10	17	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/39	11/18/15	45	31	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/39	08/29/14	12	7	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/39	09/01/15	321	311	0.1
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/40	02/12/18	86	129	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/40	05/08/14	137	237	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/42	10/27/16	48	29	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/43	10/19/15	66	43	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/46	02/12/18	53	90	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/57	02/12/18	19	34	—
Venezuela Government International Bond, 0.00%, 12/09/20	07/27/17	108	62	—
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-2A3-AR8 REMIC, 3.93%, 04/25/36	03/25/14	33	33	—
		18,126	14,758	1.4

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M Euro EURIBOR Interest Rate	(236)	December 2019	EUR	(59,062)	—	(17)
90-Day Eurodollar	(91)	June 2019		(22,295)	—	194
90-Day Eurodollar	(532)	December 2020		(129,071)	20	34
Australia Commonwealth Treasury Bond, 3-Year	338	September 2018	AUD	37,549	—	63
Euro-Bund	41	September 2018	EUR	6,636	4	34
Euro-OAT	(46)	September 2018	EUR	(7,077)	(23)	(37)
Short Term Euro-BTP	46	September 2018	EUR	5,083	22	9
U.S. Treasury Long Bond	341	September 2018		48,631	11	815
U.S. Treasury Note, 10-Year	(46)	September 2018		(5,486)	—	(43)
U.S. Treasury Note, 2-Year	497	September 2018		105,363	(15)	(85)
U.S. Treasury Note, 5-Year	503	September 2018		57,029	(12)	121
Ultra 10-Year U.S. Treasury Note	17	September 2018		2,159	—	21
Ultra Long Term U.S. Treasury Bond	27	September 2018		4,265	—	43
					7	1,152

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate (%)	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M Canada Bankers Acceptance (S)	Receiving	2.25	09/19/23	CAD	1,550	2	1
3M Canada Bankers Acceptance (S)	Receiving	2.54	07/18/48	CAD	3,470	(4)	—
3M Canada Bankers Acceptance (S)	Paying	2.00	09/19/20	CAD	28,940	(23)	9
3M Canada Bankers Acceptance (S)	Paying	2.03	07/18/22	CAD	20,580	(16)	(136)
3M Canada Bankers Acceptance (S)	Paying	2.25	09/19/28	CAD	8,110	(10)	64
3M LIBOR (Q)	Receiving	2.28	11/20/23		52,290	17	1,468
3M LIBOR (Q)	Receiving	2.88	02/28/25		23,690	7	(134)
3M LIBOR (Q)	Receiving	2.50	09/19/28		690	—	(8)
3M LIBOR (S)	Paying	2.14	11/20/20		121,200	(20)	(1,613)
3M LIBOR (S)	Paying	2.25	09/19/23		53,770	(30)	148
3M LIBOR (S)	Paying	2.75	12/21/27		6,810	—	38
3M LIBOR (S)	Paying	2.75	06/16/37		3,520	—	29
3M LIBOR (S)	Paying	2.50	06/17/47		2,400	(1)	15
3M LIBOR (S)	Paying	3.00	06/15/48		31,710	(14)	243
3M New Zealand Bank Bill Forward Rate Agreement (Q)	Receiving	2.75	09/19/23	NZD	9,640	(13)	(65)
3M New Zealand Bank Bill Forward Rate Agreement (Q)	Receiving	4.00	06/21/28	NZD	4,810	1	(42)
3M New Zealand Bank Bill Forward Rate Agreement (Q)	Receiving	3.25	09/19/28	NZD	8,900	(9)	(104)
3M Norway Interbank Offered Rate (A)	Paying	1.45	09/19/20	NOK	132,870	1	(3)
3M South African Johannesburg Interbank Rate (Q)	Paying	7.50	09/19/20	ZAR	16,900	1	—
3M Stockholm Interbank Offered Rate (Q)	Receiving	0.10	09/19/20	SEK	479,270	2	(83)
3M Stockholm Interbank Offered Rate (Q)	Receiving	0.50	12/16/21	SEK	602,600	(12)	(445)
3M Stockholm Interbank Offered Rate (Q)	Receiving	0.50	09/19/22	SEK	202,370	(5)	(137)
3M Stockholm Interbank Offered Rate (Q)	Receiving	0.75	09/19/23	SEK	568,560	(18)	(421)
3M Stockholm Interbank Offered Rate (Q)	Receiving	2.00	11/02/27	SEK	67,090	(4)	(90)
3M Stockholm Interbank Offered Rate (Q)	Receiving	2.25	12/21/27	SEK	63,580	(3)	(47)
3M Stockholm Interbank Offered Rate (Q)	Receiving	1.25	09/19/28	SEK	38,950	(3)	(74)
3M Stockholm Interbank Offered Rate (A)	Paying	(0.33)	09/15/18	SEK	230,450	—	(1)
6M Australian Bank Bill Short Term Rate (S)	Receiving	3.50	12/21/27	AUD	2,550	—	(2)
6M Australian Bank Bill Short Term Rate (S)	Paying	2.75	09/19/28	AUD	8,130	(1)	87
6M British Bankers' Association Yen LIBOR (S)	Receiving	1.25	06/14/38	JPY	110,360	—	(10)
6M British Bankers' Association Yen LIBOR (S)	Receiving	1.50	06/16/48	JPY	112,980	—	(1)
6M British Bankers' Association Yen LIBOR (S)	Receiving	1.00	09/19/48	JPY	717,590	4	(54)
6M EURIBOR (S)	Receiving	0.10	10/15/20	EUR	5,140	—	—
6M EURIBOR (S)	Receiving	0.75	09/19/25	EUR	1,220	—	(11)
6M EURIBOR (S)	Receiving	1.50	06/21/28	EUR	4,450	(1)	(15)
6M EURIBOR (S)	Receiving	1.00	09/19/28	EUR	4,180	(1)	(11)
6M EURIBOR (S)	Receiving	1.50	09/19/38	EUR	6,840	(10)	(128)
6M EURIBOR (S)	Receiving	1.50	09/19/48	EUR	2,900	(9)	(72)
6M EURIBOR (A)	Paying	0.10	09/19/20	EUR	46,090	1	105
6M EURIBOR (A)	Paying	0.35	12/16/21	EUR	75,870	(8)	432
6M EURIBOR (A)	Paying	0.75	06/15/23	EUR	35,290	(3)	219
6M EURIBOR (A)	Paying	0.50	09/19/23	EUR	44,680	(3)	336
6M GBP LIBOR (S)	Receiving	1.25	09/19/23	GBP	39,560	41	(34)
6M GBP LIBOR (S)	Receiving	1.50	09/19/28	GBP	3,070	6	(12)
6M GBP LIBOR (S)	Receiving	1.40	11/21/28	GBP	11,640	23	(25)
6M GBP LIBOR (S)	Receiving	1.75	12/14/37	GBP	14,410	21	44
6M GBP LIBOR (S)	Paying	1.00	09/19/20	GBP	26,890	(10)	3
6M GBP LIBOR (S)	Paying	1.20	11/21/23	GBP	19,280	(21)	42
6M Norway Interbank Offered Rate (A)	Paying	1.60	09/19/20	NOK	129,420	2	7
6M Poland Warsaw Interbank Offered Rate (S)	Receiving	2.55	03/21/23	PLN	32,000	7	(78)
6M Swiss Franc LIBOR (S)	Receiving	1.00	12/21/27	CHF	80	—	—
6M Swiss Franc LIBOR (A)	Paying	1.00	06/21/28	CHF	3,400	2	19
Mexican Interbank Rate (M)	Paying	7.60	06/17/20	MXN	46,925	(2)	(21)
						(116)	(568)

Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional[1,7]	Value[6] ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection[3]
CDX.NA.HY.30 (Q)	5.00	06/20/23	8,100	(465)	7	48
				(465)	7	48

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Centrally Cleared Credit Default Swap Agreements (continued)
Reference Entity[2]	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional[1,7]	Value[6] ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection[4]
CDX.NA.IG.30 (Q)	1.00	06/20/23	(21,375)	316	4	(42)
iTraxx Europe Series 29 (Q)	1.00	06/20/23	(5,050)	77	7	1
				393	11	(41)

OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Interest Rate Swaptions[11]
3M LIBOR, 05/07/22	CIT	Call	2.35	05/05/20	12,300,000	36
3M LIBOR, 04/16/22	CIT	Call	2.25	04/14/20	13,200,000	32
3M LIBOR, 05/06/22	MSC	Call	2.45	05/01/20	16,400,000	56
3M LIBOR, 04/29/22	MSC	Call	2.45	04/27/20	13,700,000	46
3M LIBOR, 03/06/29	BOA	Put	2.75	03/04/19	3,400,000	35
3M LIBOR, 02/14/29	CIT	Put	2.75	02/12/19	3,400,000	97
3M LIBOR, 02/15/29	CIT	Put	2.75	02/13/19	6,300,000	62
3M LIBOR, 03/30/22	CIT	Put	2.45	03/26/20	13,700,000	43
3M LIBOR, 01/29/29	CIT	Put	2.40	01/25/19	6,300,000	19
3M LIBOR, 01/25/29	CIT	Put	2.45	01/23/19	9,900,000	34
3M LIBOR, 03/08/29	JPM	Put	2.75	03/06/19	3,200,000	34
3M LIBOR, 04/01/22	JPM	Put	2.35	03/30/20	13,200,000	36
						530

OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts [1]	Value ($)
Interest Rate Swaptions[11]
3M LIBOR, 04/16/30	CIT	Call	2.32	04/14/20	2,900,000	(31)
3M LIBOR, 05/07/30	CIT	Call	2.38	05/05/20	2,700,000	(33)
3M LIBOR, 04/29/30	MSC	Call	2.50	04/27/20	3,000,000	(44)
3M LIBOR, 05/06/30	MSC	Call	2.49	05/01/20	3,600,000	(53)
3M LIBOR, 03/06/49	BOA	Put	2.80	03/04/19	1,500,000	(42)
3M LIBOR, 01/25/49	CIT	Put	2.50	01/23/19	4,400,000	(41)
3M LIBOR, 01/29/49	CIT	Put	2.45	01/25/19	2,800,000	(22)
3M LIBOR, 02/14/49	CIT	Put	2.79	02/12/19	1,500,000	(39)
3M LIBOR, 02/15/49	CIT	Put	2.80	02/13/19	2,800,000	(75)
3M LIBOR, 03/30/30	CIT	Put	2.53	03/26/20	3,000,000	(45)
3M LIBOR, 03/08/49	JPM	Put	2.79	03/06/19	1,400,000	(39)
3M LIBOR, 04/01/30	JPM	Put	2.45	03/30/20	2,900,000	(38)
						(502)

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
ARS/USD	MSC	07/03/18	ARS	72,065	2,491	(915)
ARS/USD	MSC	07/05/18	ARS	26,257	906	(198)
ARS/USD	MSC	07/10/18	ARS	16,840	578	(76)
ARS/USD	MSC	07/12/18	ARS	25,637	878	(332)
ARS/USD	MSC	07/19/18	ARS	22,376	760	(292)
ARS/USD	MSC	07/31/18	ARS	72,065	2,415	(145)
ARS/USD	MSC	08/10/18	ARS	68,090	2,259	(167)
ARS/USD	MSC	08/15/18	ARS	50,179	1,657	(299)
ARS/USD	MSC	08/17/18	ARS	28,753	948	(133)
AUD/USD	MSC	09/19/18	AUD	21,493	15,901	(117)
AUD/USD	MSC	09/19/18	AUD	937	693	1
AUD/EUR	MSC	09/19/18	EUR	(597)	(701)	(3)
AUD/EUR	MSC	09/19/18	EUR	(175)	(206)	—
AUD/GBP	MSC	09/19/18	GBP	(225)	(298)	—
AUD/NZD	MSC	09/19/18	NZD	(2,953)	(2,000)	35
BRL/USD	MSC	07/03/18	BRL	43,507	11,235	(283)
BRL/USD	MSC	07/03/18	BRL	2,172	561	6
BRL/USD	MSC	08/02/18	BRL	2,371	610	(2)
CAD/USD	MSC	09/19/18	CAD	7,457	5,679	(37)
CAD/USD	MSC	09/19/18	CAD	1,359	1,034	5
CAD/EUR	MSC	09/19/18	EUR	(179)	(210)	2
CHF/USD	MSC	09/19/18	CHF	1,365	1,386	—
CHF/EUR	MSC	09/19/18	EUR	(3,318)	(3,896)	15
CLP/USD	MSC	07/05/18	CLP	974,919	1,492	(46)
CLP/USD	MSC	08/06/18	CLP	397,976	609	(2)
CNH/USD	MSC	09/19/18	CNH	19,157	2,878	(21)
CNH/EUR	MSC	09/19/18	EUR	(1,192)	(1,399)	(28)
COP/USD	MSC	07/23/18	COP	577,043	197	(1)
COP/USD	MSC	07/26/18	COP	2,874,293	980	(2)
COP/USD	MSC	08/22/18	COP	10,473,568	3,565	(10)
EUR/AUD	MSC	09/19/18	AUD	(1,879)	(1,390)	12
EUR/CAD	MSC	09/19/18	CAD	(2,742)	(2,088)	5
EUR/CNH	MSC	09/19/18	CNH	(8,959)	(1,346)	56
EUR/CZK	MSC	09/19/18	CZK	(15,187)	(685)	7

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
EUR/USD	MSC	08/31/18	EUR	1,737	2,036	(3)
EUR/USD	MSC	08/31/18	EUR	366	429	2
EUR/USD	MSC	09/19/18	EUR	6,559	7,701	(35)
EUR/USD	MSC	09/19/18	EUR	7,518	8,826	64
EUR/GBP	MSC	09/19/18	GBP	(4,685)	(6,201)	69
EUR/HUF	MSC	09/19/18	HUF	(197,137)	(701)	2
EUR/JPY	MSC	09/19/18	JPY	(76,327)	(692)	7
EUR/NOK	MSC	09/19/18	NOK	(18,016)	(2,215)	15
EUR/NZD	MSC	09/19/18	NZD	(7,999)	(5,414)	172
EUR/PLN	MSC	09/19/18	PLN	(7,206)	(1,924)	26
EUR/SEK	MSC	09/19/18	SEK	(61,678)	(6,925)	123
GBP/AUD	MSC	09/19/18	AUD	(365)	(270)	3
GBP/EUR	MSC	09/19/18	EUR	(3,447)	(4,047)	(23)
GBP/USD	MSC	09/19/18	GBP	13,804	18,271	(151)
HKD/USD	MSC	09/19/18	HKD	39,311	5,017	(13)
HKD/USD	MSC	09/19/18	HKD	12,298	1,570	—
HUF/EUR	MSC	09/19/18	EUR	(7,721)	(9,063)	(191)
IDR/USD	MSC	07/02/18	IDR	53,604,728	3,741	(24)
IDR/USD	MSC	07/27/18	IDR	96,778,046	6,731	(104)
IDR/USD	MSC	07/27/18	IDR	4,531,910	315	1
IDR/USD	MSC	08/16/18	IDR	64,947,835	4,504	(80)
INR/USD	MSC	07/11/18	INR	123,359	1,799	(10)
INR/USD	MSC	07/19/18	INR	95,663	1,394	(7)
JPY/EUR	MSC	09/19/18	EUR	(589)	(692)	—
JPY/USD	MSC	09/19/18	JPY	1,605,729	14,559	(90)
KRW/USD	MSC	07/05/18	KRW	555,843	499	1
KRW/USD	MSC	07/09/18	KRW	3,077,146	2,761	(46)
KRW/USD	MSC	07/26/18	KRW	3,077,145	2,763	9
KRW/USD	MSC	08/03/18	KRW	2,471,288	2,219	—
MXN/USD	MSC	09/19/18	MXN	12,243	608	(3)
MXN/USD	MSC	09/19/18	MXN	44,727	2,223	89
NOK/EUR	MSC	09/19/18	EUR	(2,874)	(3,373)	(17)
NOK/USD	MSC	09/19/18	NOK	5,624	692	(2)
NOK/USD	MSC	09/19/18	NOK	19,402	2,386	6
NZD/AUD	MSC	09/19/18	AUD	(4,697)	(3,475)	(25)
NZD/USD	MSC	09/19/18	NZD	20,457	13,845	(491)
PLN/EUR	MSC	09/19/18	EUR	(5,406)	(6,346)	(137)
PLN/USD	MSC	09/19/18	PLN	14,155	3,780	(126)
RUB/USD	MSC	08/15/18	RUB	9,747	154	1
RUB/USD	MSC	08/20/18	RUB	51,853	821	(2)
RUB/USD	MSC	08/20/18	RUB	58,496	927	12
SEK/EUR	MSC	09/19/18	EUR	(32,294)	(37,910)	(976)
SEK/USD	MSC	09/19/18	SEK	6,173	693	(6)
SGD/EUR	MSC	09/19/18	EUR	(1,178)	(1,383)	(10)
SGD/USD	MSC	09/19/18	SGD	1,031	758	(3)
SGD/USD	MSC	09/19/18	SGD	2,187	1,607	4
THB/USD	MSC	08/14/18	THB	22,218	671	(23)
TRY/USD	MSC	09/19/18	TRY	11,294	2,378	32
TWD/USD	MSC	07/09/18	TWD	20,622	677	(20)
TWD/USD	MSC	07/27/18	TWD	128,609	4,225	(70)
USD/ARS	MSC	07/03/18	ARS	(72,065)	(2,491)	138
USD/ARS	MSC	07/05/18	ARS	(9,502)	(328)	121
USD/AUD	MSC	09/19/18	AUD	(11,165)	(8,260)	(46)
USD/AUD	MSC	09/19/18	AUD	(3,667)	(2,713)	47
USD/BRL	MSC	07/03/18	BRL	(45,679)	(11,795)	367
USD/BRL	MSC	08/02/18	BRL	(6,258)	(1,610)	32
USD/CAD	MSC	09/19/18	CAD	(6,169)	(4,699)	(40)
USD/CAD	MSC	09/19/18	CAD	(9,261)	(7,054)	89
USD/CLP	MSC	07/05/18	CLP	(974,919)	(1,492)	48
USD/CLP	MSC	07/18/18	CLP	(975,516)	(1,493)	41
USD/CNH	MSC	09/19/18	CNH	(77,779)	(11,688)	330
USD/COP	MSC	07/26/18	COP	(2,038,762)	(695)	(2)
USD/CZK	MSC	09/19/18	CZK	(15,971)	(720)	18
USD/EUR	MSC	08/31/18	EUR	(8,676)	(10,170)	111
USD/EUR	MSC	09/19/18	EUR	(24,311)	(28,536)	(108)
USD/EUR	MSC	09/19/18	EUR	(946)	(1,111)	10
USD/GBP	MSC	08/14/18	GBP	(12,875)	(17,015)	166
USD/GBP	MSC	09/19/18	GBP	(1,059)	(1,401)	(5)
USD/GBP	MSC	09/19/18	GBP	(1,823)	(2,413)	20
USD/HKD	HSB	09/19/18	HKD	(28,425)	(3,628)	36
USD/HKD	MSC	09/19/18	HKD	(23,183)	(2,959)	1
USD/IDR	MSC	07/23/18	IDR	(3,815,436)	(266)	5
USD/IDR	MSC	07/27/18	IDR	(19,796,867)	(1,376)	31
USD/INR	MSC	07/11/18	INR	(282,649)	(4,122)	48
USD/INR	MSC	07/19/18	INR	(47,665)	(694)	(1)
USD/INR	MSC	07/19/18	INR	(138,706)	(2,020)	12
USD/JPY	MSC	09/19/18	JPY	(753,311)	(6,830)	56
USD/KRW	MSC	07/05/18	KRW	(555,843)	(499)	18
USD/KRW	MSC	07/09/18	KRW	(3,077,145)	(2,761)	(9)
USD/KRW	MSC	07/26/18	KRW	(8,629,699)	(7,748)	(21)
USD/KRW	MSC	07/26/18	KRW	(1,398,568)	(1,256)	4
USD/KRW	MSC	07/31/18	KRW	(776,682)	(697)	(4)
USD/KRW	MSC	07/31/18	KRW	(814,633)	(731)	—
USD/MXN	MSC	08/28/18	MXN	(19,943)	(994)	(32)
USD/MXN	MSC	09/19/18	MXN	(68,782)	(3,418)	(134)
USD/NOK	MSC	09/19/18	NOK	(13,002)	(1,599)	11
USD/NZD	MSC	09/19/18	NZD	(10,010)	(6,775)	124
USD/RUB	MSC	08/20/18	RUB	(133,018)	(2,107)	(30)
USD/RUB	MSC	08/20/18	RUB	(43,787)	(694)	—
USD/SEK	MSC	09/19/18	SEK	(6,031)	(677)	27
USD/SGD	MSC	09/19/18	SGD	(3,785)	(2,782)	58
USD/THB	MSC	08/14/18	THB	(22,747)	(687)	5
USD/TRY	MSC	09/19/18	TRY	(14,216)	(2,991)	(68)
USD/TWD	MSC	07/09/18	TWD	(20,606)	(676)	18
USD/TWD	MSC	07/16/18	TWD	(157,651)	(5,175)	43
USD/TWD	MSC	07/27/18	TWD	(313,842)	(10,308)	115
USD/ZAR	MSC	08/08/18	ZAR	(50,753)	(3,677)	360
USD/ZAR	MSC	09/19/18	ZAR	(14,090)	(1,015)	(8)
USD/ZAR	MSC	09/19/18	ZAR	(40,163)	(2,893)	26
ZAR/USD	MSC	09/19/18	ZAR	170,465	12,280	(369)
					(109,017)	(3,356)

OTC Interest Rate Swap Agreements
Floating Rate Index[2]	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate (%)	Expiration	Notional [1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Korean Won 3M Certificate of Deposit (Q)	Paying	BOA	2.00	03/21/20	KRW	33,851,780	3	38

OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread [5] (%)	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional [1,7] ($)	Value[6] ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection[3]
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	03/20/19	920	(6)	(6)	—
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	03/20/19	460	(3)	(3)	—
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	03/20/19	470	(3)	(3)	—
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	03/20/19	140	(1)	(1)	—

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

OTC Credit Default Swap Agreements (continued)
Reference Entity[2]	Counter-party	Implied Credit Spread [5] (%)	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional [1,7] ($)	Value[6] ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	03/20/19	330	(3)	(3)	—
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	03/20/19	330	(2)	(3)	1
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	03/20/19	390	(3)	(3)	—
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	03/20/19	330	(3)	(3)	—
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	03/20/19	320	(2)	(2)	—
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	03/20/19	70	—	—	—
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	03/20/19	630	(5)	(2)	(3)
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	03/20/19	400	(3)	(1)	(2)
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	03/20/19	460	(3)	(1)	(2)
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	03/20/19	730	(4)	(2)	(2)
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	03/20/19	760	(5)	(2)	(3)
People's Republic of China, 4.25%, 10/28/14 (Q)	JPM	N/A	1.00	03/20/19	230	(2)	(1)	(1)
People's Republic of China, 4.25%, 10/28/14 (Q)	JPM	N/A	1.00	03/20/19	460	(3)	(2)	(1)
People's Republic of China, 4.25%, 10/28/14 (Q)	BOA	N/A	1.00	06/20/19	70	—	—	—
People's Republic of China, 4.25%, 10/28/14 (Q)	BOA	N/A	1.00	06/20/19	80	(1)	(1)	—
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	06/20/19	430	(4)	(3)	(1)
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	06/20/19	190	(1)	(1)	—
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	06/20/19	400	(3)	(5)	2
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	06/20/19	870	(8)	(6)	(2)
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	06/20/19	420	(4)	(3)	(1)
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	06/20/19	70	—	—	—
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	06/20/19	200	(2)	(1)	(1)
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	06/20/19	3,030	(26)	—	(26)
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	06/20/19	280	(3)	(2)	(1)
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	06/20/19	320	(2)	(1)	(1)
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	06/20/19	700	(6)	(4)	(2)
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	06/20/19	330	(3)	(2)	(1)
People's Republic of China, 4.25%, 10/28/14 (Q)	CIT	N/A	1.00	06/20/19	410	(3)	(4)	1
People's Republic of China, 4.25%, 10/28/14 (Q)	CIT	N/A	1.00	06/20/19	330	(3)	(5)	2
People's Republic of China, 4.25%, 10/28/14 (Q)	CIT	N/A	1.00	06/20/19	180	(2)	(2)	—
People's Republic of China, 4.25%, 10/28/14 (Q)	CIT	N/A	1.00	06/20/19	210	(1)	(1)	—
People's Republic of China, 4.25%, 10/28/14 (Q)	JPM	N/A	1.00	06/20/19	30	—	—	—
People's Republic of China, 4.25%, 10/28/14 (Q)	JPM	N/A	1.00	06/20/19	180	(1)	(1)	—
People's Republic of China, 7.50%, 10/28/27 (Q)	BOA	N/A	1.00	12/20/20	1,600	(26)	9	(35)
People's Republic of China, 7.50%, 10/28/27 (Q)	CIT	N/A	1.00	12/20/20	320	(5)	2	(7)
People's Republic of China, 7.50%, 10/28/27 (Q)	CIT	N/A	1.00	12/20/20	3,500	(56)	29	(85)
People's Republic of China, 7.50%, 10/28/27 (Q)	JPM	N/A	1.00	12/20/20	1,850	(29)	8	(37)
People's Republic of China, 7.50%, 10/28/27 (Q)	JPM	N/A	1.00	12/20/20	100	(1)	1	(2)
People's Republic of China, 7.50%, 10/28/27 (Q)	JPM	N/A	1.00	12/20/20	2,230	(35)	20	(55)
People's Republic of China, 7.50%, 10/28/27 (Q)	JPM	N/A	1.00	12/20/20	360	(6)	2	(8)
People's Republic of China, 7.50%, 10/28/27 (Q)	BCL	N/A	1.00	06/20/21	200	(4)	1	(5)
People's Republic of China, 7.50%, 10/28/27 (Q)	BCL	N/A	1.00	06/20/21	160	(2)	2	(4)
People's Republic of China, 7.50%, 10/28/27 (Q)	BCL	N/A	1.00	06/20/21	90	(1)	1	(2)
People's Republic of China, 7.50%, 10/28/27 (Q)	BCL	N/A	1.00	06/20/21	100	(2)	—	(2)
People's Republic of China, 7.50%, 10/28/27 (Q)	BOA	N/A	1.00	06/20/21	270	(4)	3	(7)
People's Republic of China, 7.50%, 10/28/27 (Q)	BOA	N/A	1.00	06/20/21	950	(17)	11	(28)
People's Republic of China, 7.50%, 10/28/27 (Q)	CGM	N/A	1.00	06/20/21	720	(13)	7	(20)
People's Republic of China, 7.50%, 10/28/27 (Q)	CIT	N/A	1.00	06/20/21	320	(6)	3	(9)
People's Republic of China, 7.50%, 10/28/27 (Q)	CIT	N/A	1.00	06/20/21	1,500	(26)	8	(34)
People's Republic of China, 7.50%, 10/28/27 (Q)	CIT	N/A	1.00	06/20/21	440	(8)	1	(9)
People's Republic of China, 7.50%, 10/28/27 (Q)	CIT	N/A	1.00	06/20/21	680	(11)	7	(18)
People's Republic of China, 7.50%, 10/28/27 (Q)	CIT	N/A	1.00	06/20/21	370	(6)	4	(10)
People's Republic of China, 7.50%, 10/28/27 (Q)	CIT	N/A	1.00	06/20/21	160	(3)	—	(3)
People's Republic of China, 7.50%, 10/28/27 (Q)	CIT	N/A	1.00	06/20/21	820	(14)	9	(23)
People's Republic of China, 7.50%, 10/28/27 (Q)	DUB	N/A	1.00	06/20/21	340	(6)	1	(7)
People's Republic of China, 7.50%, 10/28/27 (Q)	DUB	N/A	1.00	06/20/21	590	(11)	1	(12)
People's Republic of China, 7.50%, 10/28/27 (Q)	DUB	N/A	1.00	06/20/21	1,070	(18)	—	(18)
People's Republic of China, 7.50%, 10/28/27 (Q)	DUB	N/A	1.00	06/20/21	500	(9)	5	(14)
People's Republic of China, 7.50%, 10/28/27 (Q)	DUB	N/A	1.00	06/20/21	770	(14)	9	(23)
People's Republic of China, 7.50%, 10/28/27 (Q)	JPM	N/A	1.00	06/20/21	220	(4)	2	(6)
People's Republic of China, 7.50%, 10/28/27 (Q)	JPM	N/A	1.00	06/20/21	190	(4)	—	(4)
People's Republic of China, 7.50%, 10/28/27 (Q)	JPM	N/A	1.00	06/20/21	190	(3)	1	(4)
People's Republic of China, 7.50%, 10/28/27 (Q)	JPM	N/A	1.00	06/20/21	540	(9)	3	(12)
People's Republic of China, 7.50%, 10/28/27 (Q)	JPM	N/A	1.00	06/20/21	60	(1)	—	(1)
People's Republic of China, 7.50%, 10/28/27 (Q)	BCL	N/A	1.00	12/20/21	500	(9)	(2)	(7)
People's Republic of China, 7.50%, 10/28/27 (Q)	JPM	N/A	1.00	06/20/22	180	(3)	(3)	—
					38,050	(490)	65	(555)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/Goldman Sachs Emerging Markets Debt Fund *
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.1%
Ireland 0.1%
Other Securities		322
Total Non-U.S. Government Agency Asset-Backed Securities (cost $327)		322
CORPORATE BONDS AND NOTES 26.0%
Argentina 1.1%
Cablevision SA
6.50%, 06/15/21 (a)	1,390	1,381
6.50%, 06/15/21 (a) (b)	300	300
Other Securities		1,543
		3,224
Australia 0.2%
Other Securities		477
Brazil 0.9%
Banco do Brasil SA
6.25%, (callable at 100 beginning 04/15/24) (c)	1,190	925
9.00%, (callable at 100 beginning 06/18/24) (a) (c)	370	354
Other Securities		1,303
		2,582
Canada 0.2%
Other Securities		550
Chile 1.0%
Sociedad Quimica y Minera de Chile SA
5.50%, 04/21/20 (b)	230	236
3.63%, 04/03/23	990	955
Other Securities		1,626
		2,817
China 0.7%
Huarong Finance Co. Ltd.
4.50%, (callable at 100 beginning 01/24/22) (c)	200	195
Huarong Finance II Co. Ltd.
5.50%, 01/16/25	200	205
5.00%, 11/19/25	200	199
Other Securities		1,351
		1,950
Colombia 0.9%
Banco de Bogota SA
6.25%, 05/12/26 (b)	1,270	1,304
Colombia Telecomunicaciones SA ESP
8.50%, (callable at 100 beginning 03/30/20) (c)	1,043	1,087
Other Securities		269
		2,660
Dominican Republic 0.5%
Aeropuertos Dominicanos Siglo XXI SA
6.75%, 03/30/29 (b)	1,290	1,346
France 0.1%
Other Securities		170
Guatemala 1.4%
Comcel Trust
6.88%, 02/06/24 (b)	740	760
Comcel Trust via Comunicaciones Celulares SA
6.88%, 02/06/24	600	616
Energuate Trust
5.88%, 05/03/27 (b)	1,210	1,158
Other Securities		1,443
		3,977
Hong Kong 0.1%
Other Securities		447
India 1.8%
Reliance Industries Ltd.
3.67%, 11/30/27	250	231
3.67%, 11/30/27 (b)	910	837
Other Securities		4,353
		5,421
Indonesia 0.5%
Other Securities		1,412
	Shares/Par[1]	Value ($)
Israel 0.5%
Delek & Avner Tamar Bond Ltd.
3.84%, 12/30/18 (b)	1,480	1,478
Italy 0.4%
Wind Tre SpA
2.63%, 01/20/23, EUR (b)	500	490
2.63%, 01/20/23, EUR	200	196
5.00%, 01/20/26 (b)	680	534
		1,220
Jamaica 0.5%
Digicel Group Ltd.
8.25%, 09/30/20	370	277
8.25%, 09/30/20 (b)	300	224
Digicel Ltd.
6.00%, 04/15/21 (a)	380	345
6.75%, 03/01/23 (a) (b)	910	759
		1,605
Japan 0.2%
Other Securities		697
Luxembourg 0.9%
Altice Financing SA
6.63%, 02/15/23	600	590
7.50%, 05/15/26	600	578
7.50%, 05/15/26 (a) (b)	620	600
Telefonica Celular del Paraguay SA
6.75%, 12/13/22 (a)	760	777
		2,545
Malaysia 0.3%
Gohl Capital Ltd.
4.25%, 01/24/27	1,090	1,031
Mexico 2.0%
Petroleos Mexicanos
3.75%, 02/21/24, EUR	400	473
Other Securities		5,262
		5,735
Mongolia 0.4%
Energy Resources LLC
0.00%, (callable at 100 beginning 10/01/18) (c) (d)	546	321
8.00%, 09/30/22 (a) (e)	822	800
		1,121
Netherlands 0.3%
Other Securities		918
Nigeria 0.3%
Other Securities		851
Norway 0.1%
Other Securities		401
Paraguay 0.4%
Banco Regional SAECA
8.13%, 01/24/19 (b)	1,210	1,233
Peru 2.8%
Abengoa Transmision Sur SA
6.88%, 04/30/43 (b)	1,933	2,073
Banco de Credito del Peru
4.85%, 10/30/20, PEN (b)	5,525	1,692
Corp. Lindley SA
6.75%, 11/23/21 (a)	1,756	1,874
Other Securities		2,729
		8,368
Qatar 0.4%
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.30%, 09/30/20	331	338
5.84%, 09/30/27 (f) (g)	510	541
6.33%, 09/30/27	330	358
		1,237
Romania 0.1%
Other Securities		317

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Russian Federation 1.0%
Credit Bank of Moscow Via CBOM Finance Plc
7.50%, 10/05/27 (e)	1,460	1,128
Sberbank of Russia Via SB Capital SA
5.50%, 02/26/24 (e)	470	471
Other Securities		1,303
		2,902
Singapore 0.1%
Other Securities		177
South Africa 1.2%
Eskom Holdings SOC Ltd.
6.75%, 08/06/23	240	229
Growthpoint Properties International Pty Ltd.
5.87%, 05/02/23 (b)	1,470	1,490
Transnet SOC Ltd.
10.00%, 03/30/29, ZAR	16,500	1,100
Other Securities		588
		3,407
Switzerland 0.4%
Syngenta Finance NV
1.25%, 09/10/27, EUR	200	202
5.18%, 04/24/28 (a) (b)	840	812
5.68%, 04/24/48 (b)	250	230
		1,244
Turkey 1.1%
Anadolu Efes Biracilik Ve Malt Sanayii A/S
3.38%, 11/01/22	1,050	961
Coca-Cola Icecek A/S
4.22%, 09/19/24 (a)	1,030	958
4.22%, 09/19/24 (b)	400	374
Other Securities		936
		3,229
Ukraine 0.4%
Metinvest BV
7.75%, 04/23/23 (b)	1,125	1,052
Other Securities		200
		1,252
United Arab Emirates 0.5%
Abu Dhabi Crude Oil Pipeline LLC
4.60%, 11/02/47 (b)	800	733
Ruwais Power Co. PJSC
6.00%, 08/31/36 (b)	640	688
		1,421
United Kingdom 0.1%
Other Securities		341
United States of America 2.1%
JPMorgan Chase Bank NA
8.75%, 05/17/31, IDR (b)	61,400,000	4,461
7.50%, 08/19/32, IDR (b)	16,271,000	1,056
Other Securities		680
		6,197
Zambia 0.1%
Other Securities		207
Total Corporate Bonds And Notes (cost $80,215)		76,167
GOVERNMENT AND AGENCY OBLIGATIONS 55.5%
Argentina 3.3%
Argentina Bonar Bond
36.30%, (Argentina Deposit Rates Badlar + 2.50%), 03/11/19, ARS (e)	17,970	601
37.05%, (Argentina Deposit Rates Badlar + 3.25%), 03/01/20, ARS (e)	2,475	82
33.81%, (Argentina Deposit Rates Badlar + 2.00%), 04/03/22, ARS (e)	3,705	116
Argentina Boncer Inflation Indexed Note
2.50%, 07/22/21, ARS (h)	375	17
Argentina Government International Bond
2.26%, 12/31/38, EUR (i)	420	289
Argentina POM Politica Monetaria
40.00%, (Argentina Central Bank 7 Day Repurchase Rate), 06/21/20, ARS (e)	67,190	2,379
	Shares/Par[1]	Value ($)
Argentina Republic Government International Bond
3.75%, 02/08/19, ARS	11,210	419
28.80%, 06/21/19	375	386
3.38%, 01/15/23, EUR	710	752
5.00%, 01/15/27, EUR	750	744
5.88%, 01/11/28	880	717
5.25%, 01/15/28, EUR	760	756
2.50%, 12/31/38 (i)	450	258
6.25%, 11/09/47, EUR	100	91
6.88%, 01/11/48	960	733
7.13%, 06/28/17 (a)	100	77
Other Securities		1,176
		9,593
Brazil 3.4%
Brazil Government International Bond
10.00%, 01/01/29, BRL	2,473	576
Brazil Inflation Indexed Notas do Tesouro Nacional
6.00%, 08/15/40, BRL (h)	1,039	836
Brazil Notas do Tesouro Nacional
10.00%, 01/01/23, BRL	20,458	5,159
10.00%, 01/01/25, BRL	10,734	2,607
10.00%, 01/01/27, BRL	3,792	893
		10,071
Burundi 0.1%
Other Securities		199
Chile 2.8%
Banco Central de Chile en UF Inflation Indexed Note
3.00%, 03/01/22, CLP (j)	461,699	764
Bonos de la Tesoreria de la Republica en Pesos
4.50%, 02/28/21, CLP	115,000	180
4.50%, 03/01/26, CLP	825,000	1,257
5.00%, 03/01/35, CLP	1,320,000	2,005
Bonos Tesoreria Pesos
4.50%, 03/01/21, CLP	1,860,000	2,907
Chile Government International Bond
5.50%, 08/05/20, CLP	751,000	1,192
		8,305
Colombia 5.4%
Colombia Government International Bond
7.75%, 04/14/21, COP	1,138,000	409
4.38%, 03/21/23, COP	1,858,000	602
Colombia TES
11.25%, 10/24/18, COP	242,300	85
7.00%, 05/04/22, COP	9,848,300	3,496
10.00%, 07/24/24, COP	8,768,400	3,556
7.50%, 08/26/26, COP	2,898,600	1,046
6.00%, 04/28/28, COP	5,229,800	1,710
7.00%, 06/30/32, COP	6,906,200	2,334
Titulos de Tesoreria Inflation Indexed Bond
3.50%, 03/10/21, COP (j)	6,920,820	2,430
3.50%, 05/07/25, COP (j)	20,727	7
3.30%, 03/17/27, COP (j)	510,408	176
		15,851
Czech Republic 1.8%
Czech Republic Government Bond
2.40%, 09/17/25, CZK	19,930	924
0.25%, 02/10/27, CZK	47,570	1,835
2.50%, 08/25/28, CZK	37,200	1,715
4.20%, 12/04/36, CZK	12,140	663
		5,137
Dominican Republic 1.2%
Dominican Republic Bond
10.50%, 04/07/23, DOP	2,700	58
11.38%, 07/06/29, DOP	3,000	66
Dominican Republic Central Bank Note
11.00%, 09/15/23, DOP (b)	2,190	46
Dominican Republic Government Bond
12.00%, 03/05/32, DOP	58,600	1,300
Dominican Republic International Bond
8.90%, 02/15/23, DOP (b)	25,850	539
11.50%, 05/10/24, DOP	22,700	506
18.50%, 02/04/28, DOP (b)	4,900	142

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
6.85%, 01/27/45 (b)	950	935
		3,592
Ecuador 0.1%
Other Securities		288
Hungary 2.6%
Hungary Government Bond
2.50%, 10/27/21, HUF	231,630	833
3.00%, 06/26/24, HUF	1,122,300	4,019
5.50%, 06/24/25, HUF	610,020	2,497
2.75%, 12/22/26, HUF	55,360	186
3.00%, 10/27/27, HUF	31,860	107
		7,642
Indonesia 3.0%
Indonesia Government Bond
8.25%, 07/15/21, IDR	32,700,000	2,317
7.00%, 05/15/27, IDR	7,241,000	471
Indonesia Government International Bond
5.88%, 01/15/24	720	772
2.15%, 07/18/24, EUR (b)	940	1,104
6.75%, 01/15/44	270	322
Indonesia Treasury Bond
7.88%, 04/15/19, IDR	19,500,000	1,366
6.13%, 05/15/28, IDR	3,000	—
9.00%, 03/15/29, IDR	20,200,000	1,493
Perusahaan Penerbit SBSN Indonesia III
4.40%, 03/01/28 (b)	920	898
		8,743
Malaysia 4.6%
Malaysia Government Bond
3.58%, 09/28/18, MYR	2,050	508
3.76%, 03/15/19, MYR	2,020	501
5.73%, 07/30/19, MYR	9,920	2,514
4.38%, 11/29/19, MYR	13,820	3,462
3.89%, 07/31/20, MYR	1,050	262
4.05%, 09/30/21, MYR	1,630	407
4.23%, 06/30/31, MYR	2,690	637
4.74%, 03/15/46, MYR	1,810	433
Malaysia Government Investment Issue
4.30%, 10/31/18, MYR	1,300	323
3.40%, 11/30/18, MYR	4,950	1,226
3.56%, 04/30/19, MYR	6,340	1,570
3.74%, 08/26/21, MYR	2,840	701
3.99%, 10/15/25, MYR	180	44
4.07%, 09/30/26, MYR	510	124
4.25%, 09/30/30, MYR	1,890	447
4.72%, 06/15/33, MYR	640	158
4.79%, 10/31/35, MYR	1,200	290
		13,607
Mexico 2.4%
Mexico Bonos
6.50%, 06/09/22, MXN	97,330	4,698
8.00%, 12/07/23, MXN	12,821	654
10.00%, 12/05/24, MXN	7,718	436
7.75%, 05/29/31, MXN	21,202	1,077
		6,865
Nigeria 0.1%
Other Securities		284
Peru 3.2%
Peru Government International Bond
5.70%, 08/12/24, PEN (b)	7,143	2,276
5.70%, 08/12/24, PEN	257	82
8.20%, 08/12/26, PEN	553	201
6.35%, 08/12/28, PEN (b)	5,585	1,811
6.95%, 08/12/31, PEN	2,178	728
6.15%, 08/12/32, PEN (b)	6,320	1,974
6.90%, 08/12/37, PEN	2,462	811
6.85%, 02/12/42, PEN	4,205	1,351
6.71%, 02/12/55, PEN	718	225
		9,459
Puerto Rico 0.5%
Other Securities		1,423
	Shares/Par[1]	Value ($)
Russian Federation 4.5%
Russia Federal Bond
7.00%, 08/16/23, RUB	5,035	79
6.50%, 02/28/24, RUB	259,570	3,956
7.10%, 10/16/24, RUB	108,180	1,696
7.75%, 09/16/26, RUB	124,110	2,003
8.50%, 09/17/31, RUB	305,930	5,209
7.70%, 03/23/33, RUB	4,010	64
Russia Government Bond
7.05%, 01/19/28, RUB	13,560	209
		13,216
South Africa 5.9%
Republic of South Africa
10.50%, 12/21/26, ZAR	7,260	579
South Africa Government Bond
8.00%, 01/31/30, ZAR	480	32
8.25%, 03/31/32, ZAR	16,947	1,124
8.88%, 02/28/35, ZAR	77,880	5,355
8.50%, 01/31/37, ZAR	103,945	6,848
9.00%, 01/31/40, ZAR	48,865	3,345
6.50%, 02/28/41, ZAR	20	1
8.75%, 01/31/44, ZAR	1,353	90
		17,374
Suriname 0.1%
Other Securities		189
Thailand 4.6%
Thailand Government Bond
3.65%, 12/17/21, THB	81,800	2,615
1.88%, 06/17/22, THB	44,260	1,331
3.85%, 12/12/25, THB	26,500	875
2.13%, 12/17/26, THB	24,380	711
3.58%, 12/17/27, THB	27,180	877
3.65%, 06/20/31, THB	155,780	4,994
3.78%, 06/25/32, THB	20,200	656
Thailand Government Inflation Indexed Bond
1.25%, 03/12/28, THB (j)	50,399	1,441
		13,500
Turkey 5.0%
Turkey Government Bond
10.40%, 03/27/19, TRY	8,770	1,809
9.40%, 07/08/20, TRY	1,750	325
10.70%, 02/17/21, TRY	11,240	2,083
9.20%, 09/22/21, TRY	1,360	236
11.00%, 03/02/22, TRY	6,220	1,124
10.70%, 08/17/22, TRY	8,110	1,435
12.20%, 01/18/23, TRY	23,810	4,417
10.50%, 08/11/27, TRY	3,010	480
12.40%, 03/08/28, TRY	7,230	1,285
Turkey Government International Bond
4.88%, 10/09/26	500	440
6.13%, 10/24/28	940	881
		14,515
Uruguay 0.2%
Other Securities		607
Venezuela 0.7%
Petroleos de Venezuela SA
0.00%, 10/28/22 (f) (g) (k) (l)	10,570	2,127
Total Government And Agency Obligations (cost $183,307)		162,587
CREDIT LINKED STRUCTURED NOTES 6.5%
Colombia 0.2%
Citigroup Funding Inc.
(Republic of Colombia, 10.00%, 07/24/24, Moody's rating N/A), COP (f) (g)	1,642,000	662
Egypt 1.5%
Citigroup Global Markets Holdings Inc.
(Egypt Treasury Bill, 0.00%, 10/09/18, Moody's Rating N/A), EGP (b) (m)	13,950	738
(Egypt Treasury Bill, 0.00%, 10/30/18, Moody's rating N/A), EGP (b) (m)	12,000	631
(Egypt Treasury Bill, 0.00%, 07/10/18, Moody's Rating N/A), EGP (b) (m)	24,000	1,331

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Citigroup Global Markets Holdings Inc.
(Egypt Treasury Bill, 0.00%, 11/27/18, Moody's Rating N/A), EGP (b) (m)	9,500	492
JPMorgan Chase & Co.
(Egypt Treasury Bill, 0.00%, 02/05/19, Moody's rating N/A), EGP (b) (m)	18,800	941
(Egypt Treasury Bill, 0.00%, 07/24/18, Moody's rating N/A), EGP (b) (m)	5,300	293
		4,426
Indonesia 4.8%
Deutsche Bank AG
(Indonesia Government, 8.25%, 05/15/36, Moody's Rating N/A), IDR (b)	4,000,000	282
(Indonesia Government, 7.05%, 08/15/32, Moody's rating N/A), IDR (b)	51,100,000	3,315
JPMorgan Chase & Co.
(Indonesia Government, 8.38%, 09/15/26, Moody's rating N/A), IDR (b)	13,137,000	928
(Indonesia Government, 9.00%, 03/15/29, Moody's rating Baa3), IDR (b)	55,759,000	4,104
Standard Chartered Plc
(Indonesia Government, 9.00%, 03/15/29, Moody's Rating Baa3), IDR (b)	10,711,000	793
(Indonesia Government, 8.75%, 05/15/31, Moody's rating N/A), IDR (b)	24,920,000	1,811
(Indonesia Government, 8.75%, 05/15/31, Moody's rating N/A), IDR (b)	37,622,000	2,703
		13,936
Total Credit Linked Structured Notes (cost $21,337)		19,024
COMMON STOCKS 0.0%
Mongolia 0.0%
Mongolian Mining Corp. (k)	1,247	20
United States of America 0.0%
Other Securities		—
Total Common Stocks (cost $41)		20
SHORT TERM INVESTMENTS 8.4%
Investment Companies 3.9%
JNL Government Money Market Fund - Institutional Class, 1.79% (n) (o)	11,512	11,512
Securities Lending Collateral 2.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95% (o)	7,798	7,798
Treasury Securities 1.8%
Letras Banco Central Argentina Treasury Bill
24.26%, 07/18/18, ARS (p)	23,150	785
28.78%, 08/15/18, ARS (p)	44,150	1,447
Letras del Banco Central de la Republica Argentina
35.08%, 09/19/18, ARS (p)	23,450	742
Nigeria Treasury Bill
12.39%, 12/13/18, NGN (p)	118,950	310
12.17%, 12/20/18, NGN (p)	587,710	1,530
	Shares/Par[1]	Value ($)
12.25%, 12/27/18, NGN (p)	120,500	314
11.93%, 01/03/19, NGN (p)	87,610	228
		5,356
Total Short Term Investments (cost $25,707)		24,666
Total Investments 96.5% (cost $310,934)		282,786
Other Derivative Instruments (0.9)%		(2,569)
Other Assets and Liabilities, Net 4.4%		12,947
Total Net Assets 100.0%		293,164

(a) All or portion of the security was on loan.

(b) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2018, the value and the percentage of net assets of these liquid securities was $70,945 and 24.2%, respectively.

(c) Perpetual security. Next contractual call date presented, if applicable.

(d) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(g) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(h) Treasury inflation indexed note, par amount is not adjusted for inflation.

(i) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2018.

(j) Treasury inflation indexed note, par amount is adjusted for inflation.

(k) Non-income producing security.

(l) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date. The aggregate value of these securities represented 1.3% of the Fund’s net assets.

(m) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(n) Investment in affiliate.

(o) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

(p) The coupon rate represents the yield to maturity.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Citigroup Funding Inc. - Republic of Colombia, 10.00%, 07/24/24, Moody's rating N/A	08/12/11	1,038	662	0.2
Commonwealth of Puerto Rico, 0.00%, 07/01/27	05/13/14	8	4	—
Commonwealth of Puerto Rico, 0.00%, 07/01/31	05/13/14	19	11	—
Commonwealth of Puerto Rico, 0.00%, 07/01/32	05/06/14	15	8	—
Commonwealth of Puerto Rico, 0.00%, 07/01/32	05/08/14	34	19	—
Commonwealth of Puerto Rico, 0.00%, 07/01/34	05/08/14	8	4	—
Commonwealth of Puerto Rico, 0.00%, 07/01/35	03/12/14	126	166	0.1
Commonwealth of Puerto Rico, 0.00%, 07/01/36	05/07/14	15	9	—
Commonwealth of Puerto Rico, 0.00%, 07/01/37	05/08/14	48	34	—
Commonwealth of Puerto Rico, 0.00%, 07/01/38	04/02/14	44	26	—
Commonwealth of Puerto Rico, 0.00%, 07/01/39	11/25/06	214	125	0.1
Commonwealth of Puerto Rico, 0.00%, 07/01/39	05/05/14	12	9	—
Commonwealth of Puerto Rico, 0.00%, 07/01/41	03/25/14	31	18	—
Commonwealth of Puerto Rico, 0.00%, 07/01/41	05/05/14	30	17	—
New Cotai LLC	04/18/13	—	—	—
Petroleos de Venezuela SA, 0.00%, 10/28/22	05/16/17	3,701	2,127	0.7
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/21	03/12/18	6	9	—

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/27	02/19/14	9	4	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/28	02/16/18	6	9	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/28	11/15/17	41	22	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/29	02/12/18	5	9	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/30	02/16/18	19	30	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/31	02/14/18	60	94	0.1
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/32	02/19/14	283	181	0.1
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/32	02/16/18	17	26	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/35	12/30/16	2	2	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/36	02/12/18	6	9	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/36	03/12/18	3	4	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/37	02/16/18	11	17	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/37	05/16/17	30	20	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/37	02/16/18	19	30	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/38	07/09/14	49	34	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/38	02/15/18	40	64	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/38	02/16/18	33	52	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/39	02/19/14	7	4	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/39	02/19/14	4	2	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/39	02/16/18	8	13	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/39	02/19/14	45	25	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/40	02/14/18	43	65	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/40	05/08/14	47	77	0.1
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/42	05/08/14	29	18	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/43	02/19/14	55	58	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/43	05/14/14	20	13	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/46	02/12/18	19	30	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/57	02/16/18	35	52	—
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.84%, 09/30/27	07/14/15	571	541	0.2
Rolta Americas LLC, 0.00%, 07/24/19	07/19/17	72	67	—
		6,937	4,820	1.6

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
90-Day Eurodollar	(23)	June 2019		(5,635)	—	49
90-Day Eurodollar	(142)	December 2020		(34,451)	5	9
Euro-Bobl	(14)	September 2018	EUR	(1,840)	1	(11)
Euro-Bund	(6)	September 2018	EUR	(966)	—	(11)
U.S. Treasury Long Bond	4	September 2018		576	—	4
U.S. Treasury Note, 10-Year	(90)	September 2018		(10,788)	—	(29)
U.S. Treasury Note, 2-Year	9	September 2018		1,910	—	(4)
U.S. Treasury Note, 5-Year	52	September 2018		5,906	(2)	2
Ultra 10-Year U.S. Treasury Note	(15)	September 2018		(1,903)	—	(20)
Ultra Long Term U.S. Treasury Bond	(5)	September 2018		(797)	1	(1)
					5	(12)

Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate (%)	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M South African Johannesburg Interbank Rate (Q)	Paying	7.33	03/21/20	ZAR	17,445	1	(11)
6M Budapest Interbank Offered Rate (A)	Paying	0.60	09/19/20	HUF	2,875,085	(25)	(126)
6M Budapest Interbank Offered Rate (A)	Paying	1.44	09/19/20	HUF	1,838,800	(16)	(7)
6M Czech Interbank Offered Rate (S)	Receiving	1.65	09/19/20	CZK	60,325	3	2
6M EURIBOR (S)	Receiving	0.50	09/19/23	EUR	430	—	(3)
6M EURIBOR (S)	Receiving	0.75	09/19/25	EUR	260	—	(3)
6M EURIBOR (S)	Receiving	1.00	09/19/28	EUR	730	—	(9)
6M Poland Warsaw Interbank Offered Rate (S)	Receiving	2.96	12/22/27	PLN	1,540	1	(2)
6M Poland Warsaw Interbank Offered Rate (S)	Receiving	2.96	12/27/27	PLN	3,060	2	(5)
6M Poland Warsaw Interbank Offered Rate (A)	Paying	2.00	09/19/20	PLN	119,950	(4)	1
Brazil Interbank Deposit Rate (M)	Receiving	8.05	01/02/20	BRL	27,660	(3)	(25)
Brazil Interbank Deposit Rate (M)	Receiving	9.50	01/02/23	BRL	1,850	(1)	13
Brazil Interbank Deposit Rate (M)	Receiving	9.80	01/02/25	BRL	3,825	(2)	49
Brazil Interbank Deposit Rate (M)	Paying	6.90	01/02/19	BRL	19,200	1	14
Brazil Interbank Deposit Rate (M)	Paying	7.50	01/02/20	BRL	15,214	2	(54)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate (%)	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Brazil Interbank Deposit Rate (M)	Paying	10.30	01/03/22	BRL	12,965	2	38
Brazil Interbank Deposit Rate (M)	Paying	10.38	01/03/22	BRL	3,125	—	8
Mexican Interbank Rate (M)	Receiving	8.20	09/16/20	MXN	199,250	7	(39)
Mexican Interbank Rate (M)	Receiving	5.50	03/09/22	MXN	12,960	—	18
Mexican Interbank Rate (M)	Receiving	5.66	01/24/25	MXN	27,480	2	168
Mexican Interbank Rate (M)	Receiving	7.50	03/03/27	MXN	1,490	—	1
Mexican Interbank Rate (M)	Receiving	8.35	09/06/28	MXN	56,620	8	(62)
Mexican Interbank Rate (M)	Paying	8.25	09/15/21	MXN	310,885	(11)	149
Mexican Interbank Rate (M)	Paying	8.28	09/13/23	MXN	105,280	(7)	83
Mexican Interbank Rate (M)	Paying	8.33	09/10/25	MXN	110,000	(11)	94
Mexican Interbank Rate (M)	Paying	7.50	06/09/27	MXN	69,490	(9)	(85)
Mexican Interbank Rate (M)	Paying	8.01	06/29/27	MXN	55,250	(5)	23
						(65)	230

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
ARS/USD	MSC	07/03/18	ARS	17,159	593	(218)
ARS/USD	MSC	07/05/18	ARS	19,439	671	(88)
ARS/USD	MSC	07/10/18	ARS	19,538	670	(88)
ARS/USD	MSC	07/12/18	ARS	14,014	480	(181)
ARS/USD	MSC	07/19/18	ARS	38,909	1,322	(205)
ARS/USD	MSC	07/31/18	ARS	17,159	575	(35)
ARS/USD	MSC	08/10/18	ARS	10,701	355	(73)
ARS/USD	MSC	08/15/18	ARS	21,749	719	(110)
ARS/USD	MSC	08/17/18	ARS	51,001	1,681	(248)
BRL/USD	MSC	07/03/18	BRL	69,025	17,826	(507)
BRL/USD	MSC	07/03/18	BRL	2,521	651	7
BRL/USD	MSC	08/02/18	BRL	44,206	11,373	(303)
CLP/USD	MSC	07/05/18	CLP	2,167,059	3,316	(63)
CLP/USD	MSC	08/06/18	CLP	436,077	667	(3)
CNH/USD	MSC	09/19/18	CNH	21,268	3,195	(23)
CNH/EUR	MSC	09/19/18	EUR	(1,319)	(1,548)	(31)
COP/USD	MSC	07/26/18	COP	3,179,583	1,084	(2)
COP/USD	MSC	08/22/18	COP	11,949,397	4,067	(11)
CZK/USD	MSC	09/19/18	CZK	70,027	3,157	(79)
EUR/CNH	MSC	09/19/18	CNH	(10,102)	(1,518)	63
EUR/CZK	MSC	09/19/18	CZK	(17,301)	(780)	8
EUR/USD	MSC	09/19/18	EUR	13,328	15,645	66
EUR/HUF	MSC	09/19/18	HUF	(217,542)	(774)	2
EUR/PLN	MSC	09/19/18	PLN	(10,794)	(2,882)	40
HKD/USD	MSC	09/19/18	HKD	53,307	6,804	(17)
HKD/USD	MSC	09/19/18	HKD	11,198	1,429	—
HUF/EUR	MSC	09/19/18	EUR	(12,809)	(15,036)	(341)
IDR/USD	MSC	07/02/18	IDR	70,764,385	4,938	(33)
IDR/USD	MSC	07/05/18	IDR	13,985,478	976	(7)
IDR/USD	MSC	07/27/18	IDR	86,196,512	5,995	(94)
IDR/USD	MSC	08/16/18	IDR	60,338,058	4,184	(74)
INR/USD	MSC	07/11/18	INR	140,820	2,053	(11)
INR/USD	MSC	07/19/18	INR	106,230	1,548	(7)
JPY/USD	MSC	09/19/18	JPY	255,896	2,320	(17)
KRW/USD	MSC	07/05/18	KRW	599,806	538	1
KRW/USD	MSC	07/09/18	KRW	3,438,433	3,085	(52)
KRW/USD	MSC	07/26/18	KRW	3,438,434	3,087	10
KRW/USD	MSC	08/03/18	KRW	2,714,674	2,438	—
MXN/USD	MSC	09/19/18	MXN	13,415	667	(4)
MXN/USD	MSC	09/19/18	MXN	316,144	15,708	602
PHP/USD	MSC	08/06/18	PHP	53,046	992	(11)
PLN/EUR	MSC	09/19/18	EUR	(15,891)	(18,654)	(413)
PLN/USD	MSC	09/19/18	PLN	59,418	15,869	(529)
RON/USD	MSC	09/19/18	RON	1,589	396	2
RUB/USD	MSC	08/20/18	RUB	56,818	900	(2)
RUB/USD	MSC	08/20/18	RUB	253,185	4,009	55
SGD/EUR	MSC	09/19/18	EUR	(1,341)	(1,574)	(12)
SGD/USD	MSC	09/19/18	SGD	1,142	839	(3)
SGD/USD	MSC	09/19/18	SGD	2,406	1,769	4
THB/USD	MSC	08/14/18	THB	161,516	4,881	(170)
TRY/USD	MSC	09/19/18	TRY	8,105	1,706	20
TWD/USD	MSC	07/09/18	TWD	23,729	779	(23)
TWD/USD	MSC	07/27/18	TWD	147,039	4,831	(82)
USD/ARS	MSC	07/03/18	ARS	(17,159)	(593)	33
USD/BRL	MSC	07/03/18	BRL	(71,546)	(18,475)	534
USD/BRL	MSC	08/02/18	BRL	(2,956)	(760)	7
USD/CLP	MSC	07/05/18	CLP	(2,167,059)	(3,317)	106
USD/CLP	MSC	07/18/18	CLP	(2,162,976)	(3,310)	59
USD/CNH	MSC	09/19/18	CNH	(90,098)	(13,539)	383
USD/COP	MSC	07/26/18	COP	(2,241,755)	(764)	(2)
USD/EUR	MSC	08/31/18	EUR	(3,574)	(4,189)	43
USD/HKD	HSB	09/19/18	HKD	(33,585)	(4,287)	42
USD/HKD	MSC	09/19/18	HKD	(30,920)	(3,946)	1
USD/HUF	MSC	09/19/18	HUF	(44,168)	(157)	1
USD/IDR	MSC	07/02/18	IDR	(4,656,466)	(325)	—
USD/IDR	MSC	07/05/18	IDR	(13,985,478)	(976)	26
USD/IDR	MSC	07/23/18	IDR	(18,335,075)	(1,276)	11
USD/IDR	MSC	07/27/18	IDR	(6,710,297)	(467)	(1)
USD/IDR	MSC	07/27/18	IDR	(54,908,272)	(3,818)	43
USD/INR	MSC	07/11/18	INR	(326,366)	(4,759)	57
USD/INR	MSC	07/19/18	INR	(53,099)	(773)	(1)
USD/INR	MSC	07/19/18	INR	(155,333)	(2,263)	13
USD/JPY	MSC	09/19/18	JPY	(84,228)	(764)	10
USD/KRW	MSC	07/05/18	KRW	(599,806)	(538)	19
USD/KRW	MSC	07/09/18	KRW	(3,438,434)	(3,086)	(10)
USD/KRW	MSC	07/26/18	KRW	(9,732,353)	(8,737)	(24)
USD/KRW	MSC	07/26/18	KRW	(1,547,116)	(1,389)	5
USD/KRW	MSC	07/31/18	KRW	(865,221)	(777)	(5)
USD/KRW	MSC	07/31/18	KRW	(895,743)	(804)	—
USD/MXN	MSC	08/28/18	MXN	(9,088)	(453)	(15)
USD/MXN	MSC	09/19/18	MXN	(17,098)	(849)	(16)
USD/MXN	MSC	09/19/18	MXN	(27,934)	(1,388)	18
USD/MYR	MSC	07/12/18	MYR	(5,965)	(1,476)	17
USD/PEN	MSC	08/21/18	PEN	(15,888)	(4,843)	(14)
USD/RUB	MSC	08/20/18	RUB	(147,428)	(2,336)	(34)
USD/RUB	MSC	08/20/18	RUB	(48,905)	(775)	—
USD/SGD	MSC	09/19/18	SGD	(4,651)	(3,419)	71
USD/THB	MSC	08/14/18	THB	(49,098)	(1,484)	11
USD/TRY	MSC	09/19/18	TRY	(15,807)	(3,327)	(75)
USD/TRY	MSC	09/19/18	TRY	(5,821)	(1,225)	5
USD/TWD	MSC	07/09/18	TWD	(23,902)	(784)	21
USD/TWD	MSC	07/16/18	TWD	(179,329)	(5,887)	50
USD/TWD	MSC	07/27/18	TWD	(23,513)	(772)	(1)
USD/TWD	MSC	07/27/18	TWD	(340,190)	(11,176)	138
USD/ZAR	MSC	09/19/18	ZAR	(37,499)	(2,702)	(13)
USD/ZAR	MSC	09/19/18	ZAR	(67,789)	(4,882)	103

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
ZAR/USD	MSC	09/19/18	ZAR	214,614	15,460	(482)
					1,615	(2,156)

OTC Interest Rate Swap Agreements
Floating Rate Index[2]	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate (%)	Expiration	Notional [1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
7-Day China Fixing Repo Rate (Q)	Paying	BOA	3.75	06/20/20	CNY	36,720	16	56
7-Day China Fixing Repo Rate (Q)	Paying	JPM	3.75	06/20/20	CNY	40,410	26	53
7-Day China Fixing Repo Rate (Q)	Paying	MSC	3.75	06/20/20	CNY	32,880	20	45
Bloomberg Thailand 6M Reference Rate (S)	Paying	CGM	1.55	06/15/19	THB	146,040	(9)	19
Bloomberg Thailand 6M Reference Rate (S)	Paying	CGM	1.90	02/04/21	THB	71,910	—	15
Bloomberg Thailand 6M Reference Rate (S)	Paying	CGM	1.82	02/15/21	THB	31,420	—	5
Bloomberg Thailand 6M Reference Rate (S)	Paying	CSI	1.83	02/16/21	THB	41,040	—	7
Chilean Interbank Rate (S)	Receiving	CGM	3.25	09/20/20	CLP	387,925	3	(1)
Chilean Interbank Rate (S)	Receiving	CGM	3.50	09/20/20	CLP	721,525	(3)	1
Chilean Interbank Rate (S)	Receiving	CGM	3.25	09/20/20	CLP	766,250	6	(2)
Chilean Interbank Rate (S)	Receiving	CGM	3.25	09/20/20	CLP	766,250	6	(2)
Chilean Interbank Rate (S)	Receiving	CGM	3.50	09/20/20	CLP	770,875	(2)	—
Chilean Interbank Rate (S)	Receiving	MSC	3.50	09/20/20	CLP	732,325	(2)	—
Colombian Interbank Rate (Q)	Paying	BOA	4.75	06/20/20	COP	2,446,000	4	(6)
Colombian Interbank Rate (Q)	Paying	BOA	4.75	06/20/20	COP	4,625,750	11	(15)
Colombian Interbank Rate (Q)	Paying	BOA	4.75	06/20/20	COP	9,806,625	7	(14)
Colombian Interbank Rate (Q)	Paying	CGM	4.75	06/20/20	COP	2,446,000	5	(7)
Colombian Interbank Rate (Q)	Receiving	CSI	5.11	04/15/19	COP	6,436,410	—	(19)
Colombian Interbank Rate (Q)	Receiving	CSI	6.06	05/02/24	COP	980,390	—	(7)
Colombian Interbank Rate (Q)	Paying	DUB	4.75	06/20/20	COP	3,065,525	7	(9)
Colombian Interbank Rate (Q)	Receiving	JPM	5.19	04/22/19	COP	3,198,610	—	(10)
Colombian Interbank Rate (Q)	Paying	MSC	4.75	06/20/20	COP	2,092,050	—	(2)
Colombian Interbank Rate (Q)	Paying	MSC	4.75	06/20/20	COP	3,068,925	7	(9)
Colombian Interbank Rate (Q)	Paying	MSC	6.06	05/02/24	COP	980,390	(2)	8
Korean Won 3M Certificate of Deposit (Q)	Paying	BOA	2.00	09/19/20	KRW	5,434,580	(7)	5
Korean Won 3M Certificate of Deposit (Q)	Paying	CGM	2.00	09/19/20	KRW	3,354,780	(4)	3
Korean Won 3M Certificate of Deposit (Q)	Paying	CGM	2.00	09/19/20	KRW	3,859,250	—	—
Korean Won 3M Certificate of Deposit (Q)	Paying	DUB	2.00	06/20/20	KRW	5,718,570	(2)	7
Korean Won 3M Certificate of Deposit (Q)	Paying	DUB	2.00	09/19/20	KRW	5,439,070	(4)	3
Korean Won 3M Certificate of Deposit (Q)	Paying	MSC	2.00	06/20/20	KRW	2,252,020	—	2
Korean Won 3M Certificate of Deposit (Q)	Paying	MSC	2.00	09/19/20	KRW	3,497,270	(3)	2
Korean Won 3M Certificate of Deposit (Q)	Paying	MSC	2.00	09/19/20	KRW	5,111,860	—	(1)
Mexican Interbank Rate (M)	Receiving	JPM	6.15	05/28/24	MXN	15,700	—	69
Mumbai Interbank Offered Rate (S)	Receiving	MSC	7.00	09/19/20	INR	1,108,810	(4)	17
							76	213

OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread [5] (%)	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional [1,7] ($)	Value[6] ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection[3]
People's Republic of China, 4.25%, 10/28/14 (Q)	BCL	N/A	1.00	03/20/19	540	(4)	(2)	(2)
People's Republic of China, 4.25%, 10/28/14 (Q)	BCL	N/A	1.00	03/20/19	270	(2)	(1)	(1)
People's Republic of China, 4.25%, 10/28/14 (Q)	BCL	N/A	1.00	03/20/19	170	(1)	(1)	—
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	03/20/19	230	(1)	(1)	—
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	03/20/19	560	(4)	(5)	1
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	03/20/19	750	(5)	(4)	(1)
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	03/20/19	810	(5)	(5)	—
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	03/20/19	560	(3)	(4)	1
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	03/20/19	560	(3)	(4)	1
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	03/20/19	420	(3)	(3)	—
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	03/20/19	660	(4)	(5)	1
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	03/20/19	1,320	(8)	(3)	(5)
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	03/20/19	850	(5)	(1)	(4)
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	03/20/19	130	(1)	(1)	—
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	03/20/19	1,120	(7)	(3)	(4)
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	03/20/19	350	(2)	(1)	(1)
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	03/20/19	800	(6)	(3)	(3)
People's Republic of China, 4.25%, 10/28/14 (Q)	JPM	N/A	1.00	03/20/19	490	(3)	(2)	(1)
People's Republic of China, 4.25%, 10/28/14 (Q)	JPM	N/A	1.00	03/20/19	510	(4)	(2)	(2)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

OTC Credit Default Swap Agreements (continued)
Reference Entity[2]	Counter-party	Implied Credit Spread [5] (%)	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional [1,7] ($)	Value[6] ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	06/20/19	150	(1)	(1)	—
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	06/20/19	140	(1)	(1)	—
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	06/20/19	1,240	(11)	(7)	(4)
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	06/20/19	520	(4)	(5)	1
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	06/20/19	620	(5)	(8)	3
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	06/20/19	750	(7)	(12)	5
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	06/20/19	1,130	(9)	(7)	(2)
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	06/20/19	660	(6)	(3)	(3)
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	06/20/19	1,040	(9)	(3)	(6)
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	06/20/19	3,770	(33)	—	(33)
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	06/20/19	220	(2)	(1)	(1)
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	06/20/19	920	(7)	(5)	(2)
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	06/20/19	560	(5)	(4)	(1)
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	06/20/19	340	(3)	(2)	(1)
People's Republic of China, 4.25%, 10/28/14 (Q)	CGM	N/A	1.00	06/20/19	230	(2)	(1)	(1)
People's Republic of China, 4.25%, 10/28/14 (Q)	CIT	N/A	1.00	06/20/19	410	(3)	(4)	1
People's Republic of China, 7.50%, 10/28/27 (Q)	JPM	N/A	1.00	12/20/19	3,520	(41)	(32)	(9)
People's Republic of China, 7.50%, 10/28/27 (Q)	BOA	N/A	1.00	12/20/20	2,170	(35)	24	(59)
People's Republic of China, 7.50%, 10/28/27 (Q)	BOA	N/A	1.00	12/20/20	970	(16)	14	(30)
People's Republic of China, 7.50%, 10/28/27 (Q)	BOA	N/A	1.00	12/20/20	550	(9)	3	(12)
People's Republic of China, 7.50%, 10/28/27 (Q)	CGM	N/A	1.00	12/20/20	630	(10)	3	(13)
People's Republic of China, 7.50%, 10/28/27 (Q)	CGM	N/A	1.00	12/20/20	1,770	(28)	16	(44)
People's Republic of China, 7.50%, 10/28/27 (Q)	CGM	N/A	1.00	12/20/20	90	(1)	1	(2)
People's Republic of China, 7.50%, 10/28/27 (Q)	CGM	N/A	1.00	12/20/20	990	(16)	12	(28)
People's Republic of China, 7.50%, 10/28/27 (Q)	CGM	N/A	1.00	12/20/20	740	(12)	9	(21)
People's Republic of China, 7.50%, 10/28/27 (Q)	CGM	N/A	1.00	12/20/20	3,080	(49)	40	(89)
People's Republic of China, 7.50%, 10/28/27 (Q)	CGM	N/A	1.00	12/20/20	540	(8)	4	(12)
People's Republic of China, 7.50%, 10/28/27 (Q)	CGM	N/A	1.00	12/20/20	90	(2)	1	(3)
People's Republic of China, 7.50%, 10/28/27 (Q)	CGM	N/A	1.00	12/20/20	950	(16)	10	(26)
People's Republic of China, 7.50%, 10/28/27 (Q)	CIT	N/A	1.00	12/20/20	340	(5)	4	(9)
People's Republic of China, 7.50%, 10/28/27 (Q)	JPM	N/A	1.00	12/20/20	760	(12)	4	(16)
People's Republic of China, 7.50%, 10/28/27 (Q)	JPM	N/A	1.00	12/20/20	2,720	(43)	34	(77)
People's Republic of China, 7.50%, 10/28/27 (Q)	JPM	N/A	1.00	12/20/20	1,130	(18)	15	(33)
People's Republic of China, 7.50%, 10/28/27 (Q)	JPM	N/A	1.00	12/20/20	990	(16)	12	(28)
People's Republic of China, 7.50%, 10/28/27 (Q)	BCL	N/A	1.00	06/20/21	330	(6)	3	(9)
People's Republic of China, 7.50%, 10/28/27 (Q)	CIT	N/A	1.00	06/20/21	520	(9)	—	(9)
People's Republic of China, 7.50%, 10/28/27 (Q)	CIT	N/A	1.00	06/20/21	220	(4)	2	(6)
People's Republic of China, 7.50%, 10/28/27 (Q)	CIT	N/A	1.00	06/20/21	1,710	(30)	18	(48)
People's Republic of China, 7.50%, 10/28/27 (Q)	DUB	N/A	1.00	06/20/21	300	(5)	—	(5)
People's Republic of China, 7.50%, 10/28/27 (Q)	DUB	N/A	1.00	06/20/21	1,520	(26)	16	(42)
People's Republic of China, 7.50%, 10/28/27 (Q)	JPM	N/A	1.00	06/20/21	510	(9)	—	(9)
People's Republic of China, 7.50%, 10/28/27 (Q)	CIT	N/A	1.00	06/20/22	820	(14)	(12)	(2)
People's Republic of China, 7.50%, 10/28/27 (Q)	JPM	N/A	1.00	06/20/22	780	(14)	(13)	(1)
People's Republic of China, 7.50%, 10/28/27 (Q)	JPM	N/A	1.00	06/20/22	120	(2)	(1)	(1)
					52,660	(635)	72	(707)

OTC Non-Deliverable Bond Forward Contracts
Reference Entity[2]	Counterparty	Expiration	Notional[1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Republic of Columbia Treasury Bond, 7.50%, 07/13/18 (A)	DUB	07/13/18	COP	8,067,900	—	(7)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/GQG Emerging Markets Equity Fund
PARTICIPATORY NOTES 9.4%
China 9.4%
Macquarie Bank Ltd. (Wuliangye Yibin Co. Ltd.) (a)	582	6,650
Macquarie Bank Ltd. (Shanghai International Airport Co. Ltd.) (a)	743	6,201
Macquarie Bank Ltd. (Yunnan Baiyao Group Co. Ltd.) (a)	186	2,994
Macquarie Bank Ltd. (Hangzhou Hikvision Digital Technology Co.)	1,375	7,688
Macquarie Bank Ltd. (Kweichow Moutai Co. Ltd.)	115	12,673
Macquarie Bank Ltd. (Jiangsu Hengrui Medicine Co. Ltd.)	692	7,894
Total Participatory Notes (cost $42,097)		44,100
COMMON STOCKS 87.8%
Brazil 1.1%
AMBEV SA - ADR	1,100	5,092
China 22.2%
51job Inc. - ADR (a)	55	5,330
Alibaba Group Holding Ltd. - ADS (a)	104	19,368
Autohome Inc. - Class A - ADR	24	2,388
China Construction Bank Corp. - Class H	6,938	6,428
Industrial & Commercial Bank of China Ltd. - Class H	11,680	8,744
iQiyi Inc. - ADS (a) (b)	111	3,592
New Oriental Education & Technology Group - ADR	80	7,556
Noah Holdings Ltd. - Class A - ADS (a) (b)	98	5,138
Ping An Insurance Group Co. of China Ltd. - Class H	1,609	14,839
Tencent Holdings Ltd.	578	29,135
ZTO Express Cayman Inc. - ADR	97	1,934
		104,452
France 1.2%
Kering SA	10	5,716
Hong Kong 8.4%
AIA Group Ltd.	1,699	14,902
China Gas Holdings Ltd.	2,974	11,991
China Resources Gas Group Ltd.	1,337	5,802
Galaxy Entertainment Group Ltd.	901	6,982
		39,677
India 18.0%
Bajaj Finance Ltd.	83	2,792
HDFC Bank Ltd. - ADR	199	20,924
Housing Development Finance Corp.	1,000	27,883
Infosys Ltd.	125	2,387
Infosys Technologies Ltd. - ADR	409	7,953
InterGlobe Aviation Ltd. (c)	321	5,113
Kotak Mahindra Bank Ltd.	389	7,637
Power Grid Corp. of India Ltd.	795	2,175
Reliance Industries Ltd. - GDR (c)	172	4,841
Reliance Industries Ltd.	221	3,151
		84,856
Indonesia 5.9%
Bank Central Asia Tbk PT	12,128	18,217
Bank Rakyat Indonesia Persero Tbk PT	21,940	4,357
PT Sarana Menara Nusantara Tbk (d)	120,199	5,219
		27,793
	Shares/Par[1]	Value ($)
Malaysia 0.5%
IHH Healthcare Bhd	1,571	2,376
Mexico 0.3%
Fomento Economico Mexicano SAB de CV - ADR	15	1,315
Netherlands 5.9%
ASML Holding NV	48	9,485
Heineken NV	185	18,576
		28,061
South Korea 10.3%
LG Household & Health Care Ltd.	3	4,293
Samsung Electronics Co. Ltd. - GDR	16	16,356
Samsung Electronics Co. Ltd.	161	6,743
Samsung Fire & Marine Insurance Co. Ltd.	21	5,049
SK Hynix Inc.	139	10,745
SK Telecom Co. Ltd.	25	5,263
		48,449
Taiwan 3.9%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	284	10,391
Taiwan Semiconductor Manufacturing Co. Ltd.	1,093	7,797
		18,188
Thailand 4.9%
Bangkok Dusit Medical Services PCL	8,545	6,453
CP ALL PCL	5,581	12,388
Kasikornbank PCL - NVDR	739	4,332
		23,173
United Kingdom 2.4%
Coca-Cola HBC AG	341	11,331
United States of America 2.8%
Nvidia Corp.	40	9,438
Wynn Resorts Ltd.	22	3,721
		13,159
Total Common Stocks (cost $414,558)		413,638
SHORT TERM INVESTMENTS 3.9%
Investment Companies 2.0%
JNL Government Money Market Fund - Institutional Class, 1.79% (e) (f)	9,531	9,531
Securities Lending Collateral 1.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95% (f)	8,922	8,922
Total Short Term Investments (cost $18,453)		18,453
Total Investments 101.1% (cost $475,108)		476,191
Other Assets and Liabilities, Net (1.1)%		(5,353)
Total Net Assets 100.0%		470,838

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2018, the value and the percentage of net assets of these liquid securities was $9,954 and 2.1%, respectively.

(d) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/Harris Oakmark Global Equity Fund
COMMON STOCKS 97.2%
China 1.5%
Baidu.com - Class A - ADR (a)	65	15,837
France 6.6%
BNP Paribas SA	808	49,990
Danone SA	248	18,174
		68,164
Germany 11.2%
Allianz SE	210	43,282
Bayer AG	227	25,008
Daimler AG	730	46,876
		115,166
Italy 3.9%
CNH Industrial NV	3,761	39,821
Japan 3.0%
Toyota Motor Corp.	472	30,538
Mexico 2.6%
Grupo Televisa SAB - ADR	1,387	26,291
South Africa 3.0%
Naspers Ltd. - Class N	120	30,437
South Korea 0.5%
Samsung Electronics Co. Ltd.	122	5,106
Switzerland 16.8%
Cie Financiere Richemont SA	247	20,836
Credit Suisse Group AG	2,600	38,986
Glencore Plc	7,502	35,643
Julius Baer Group Ltd.	543	31,768
Kuehne & Nagel International AG	98	14,788
LafargeHolcim Ltd.	629	30,595
		172,616
United Kingdom 13.6%
Diageo Plc	425	15,223
Experian Plc	670	16,509
	Shares/Par[1]	Value ($)
Liberty Global Plc - Class A (a)	275	7,576
Liberty Global Plc - Class C (a)	792	21,082
Reckitt Benckiser Group Plc	236	19,392
Willis Towers Watson Plc	201	30,463
WPP Plc	1,884	29,533
		139,778
United States of America 34.5%
Alphabet Inc. - Class A (a)	33	37,417
American International Group Inc.	607	32,166
Booking Holdings Inc. (a)	9	18,665
Caterpillar Inc.	54	7,289
Charter Communications Inc. - Class A (a)	122	35,903
Citigroup Inc.	392	26,269
Comcast Corp. - Class A	445	14,587
General Electric Co.	1,495	20,342
General Motors Co.	794	31,274
HCA Healthcare Inc.	292	29,975
Hilton Worldwide Holdings Inc.	162	12,824
Moody's Corp.	104	17,776
Oracle Corp.	483	21,285
Regeneron Pharmaceuticals Inc. (a)	57	19,595
Wells Fargo & Co.	510	28,273
		353,640
Total Common Stocks (cost $1,044,978)		997,394
SHORT TERM INVESTMENTS 2.3%
Investment Companies 2.3%
JNL Government Money Market Fund - Institutional Class, 1.79% (b) (c)	23,310	23,310
Total Short Term Investments (cost $23,310)		23,310
Total Investments 99.5% (cost $1,068,288)		1,020,704
Other Derivative Instruments 0.1%		1,463
Other Assets and Liabilities, Net 0.4%		3,990
Total Net Assets 100.0%		1,026,157

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/CHF	SSB	09/19/18	CHF	(29,672)	(30,138)	1,449
USD/JPY	CIT	07/05/18	JPY	(317,401)	(2,862)	8
ZAR/USD	GSC	07/02/18	ZAR	3,453	251	3
ZAR/USD	BCL	07/03/18	ZAR	10,119	737	3
					(32,012)	1,463

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/Invesco China-India Fund
COMMON STOCKS 100.2%
China 39.6%
Alibaba Group Holding Ltd. - ADS (a)	336	62,348
Angang Steel Co. Ltd. (b)	9,388	8,489
Asia Cement China Holdings Corp.	516	306
Autohome Inc. - Class A - ADR	61	6,201
Baoshan Iron & Steel Co. Ltd.	9,424	11,108
Centre Testing International Group Co. Ltd.	7,470	6,472
Changyou.com Ltd. - Class A - ADS	196	3,267
China International Travel Service Corp. Ltd.	322	3,129
China Merchants Holdings International Co. Ltd.	1,710	3,477
China Mobile Ltd.	3,041	27,053
ENN Energy Holdings Ltd.	772	7,629
Hangzhou Robam Appliances Co. Ltd. - Class A	510	2,358
Hengan International Group Co. Ltd.	1,202	11,549
Huayu Automotive Systems Co. Ltd. - Class A	2,495	8,964
Pou Sheng International Holdings Ltd. (b)	27,914	5,347
Qingdao Port International Co. Ltd. (c)	3,367	2,526
Qinqin Foodstuffs Group Cayman Co. Ltd. (a)	189	57
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	14,660	10,374
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. - Class H	1,455	675
Shanghai Jinjiang International Hotels Development Co. Ltd. - Class B	1,549	3,778
Sinopharm Group Co. Ltd. - Class H	1,804	7,257
Sun Art Retail Group Ltd.	10,782	14,112
Tencent Holdings Ltd.	609	30,705
YY Inc. - Class A - ADS (a)	184	18,456
Zhuzhou CSR Times Electric Co. Ltd. - Class H	2,334	11,115
		266,752
Hong Kong 9.4%
Ajisen China Holdings Ltd.	7,982	3,135
ASM Pacific Technology Ltd.	978	12,405
Cafe de Coral Holdings Ltd.	1,098	2,661
CIMC Enric Holdings Ltd.	8,244	7,868
FIH Mobile Ltd. (a) (b)	2,735	426
Goodbaby International Holdings Ltd.	10,839	6,549
Microport Scientific Corp.	2,676	3,238
Minth Group Ltd. (b)	932	3,951
SmarTone Telecommunications Holding Ltd. (b)	2,390	2,469
Stella International Holdings Ltd.	3,094	3,834
Towngas China Co. Ltd.	5,584	5,417
Uni-President China Holdings Ltd.	9,013	11,603
		63,556
India 46.0%
Ajanta Pharma Ltd. (a)	45	649
Bajaj Finance Ltd.	830	27,960
Balkrishna Industries Ltd.	642	9,779
Bharat Financial Inclusion Ltd. (a)	280	4,736
Bharat Forge Ltd.	1,240	11,141
Bharat Petroleum Corp. Ltd.	500	2,732
Britannia Industries Ltd.	176	16,017
Cholamandalam Investment and Finance Co. Ltd.	685	15,157
Coromandel International Ltd.	520	3,000
Edelweiss Financial Services Ltd.	810	3,501

	Shares/Par[1]	Value ($)
Eicher Motors Ltd.	41	16,962
Future Retail Ltd. (a)	1,460	12,252
Godrej Agrovet Ltd. (a) (c)	1	8
Godrej Consumer Products Ltd.	309	5,549
HDFC Bank Ltd. (d)	830	25,934
Himatsingka Seide Ltd.	1,201	5,043
Housing Development Finance Corp.	580	16,179
IndusInd Bank Ltd.	930	26,780
Jubilant Life Sciences Ltd.	685	7,015
Kajaria Ceramics Ltd.	321	2,280
Kansai Nerolac Paints Ltd.	1,470	9,506
Kotak Mahindra Bank Ltd.	350	6,879
Manpasand Beverages Ltd.	1,135	2,462
Marico Ltd.	800	3,887
Maruti Suzuki India Ltd.	135	17,527
Max Financial Services Ltd. (a)	705	4,452
Pidilite Industries Ltd.	360	5,592
PNB Housing Finance Ltd. (c)	509	8,389
Ramco Cements Ltd.	445	4,563
Supreme Industries Ltd.	613	10,151
Tata Consultancy Services Ltd.	180	4,860
Titan Industries Ltd.	215	2,765
Yes Bank Ltd.	3,200	15,963
		309,670
Taiwan 5.2%
Hon Hai Precision Industry Co. Ltd.	4,564	12,504
Hu Lane Associate Inc.	382	1,741
Largan Precision Co. Ltd.	77	11,394
MediaTek Inc.	984	9,718
		35,357
Total Common Stocks (cost $551,628)		675,335
SHORT TERM INVESTMENTS 0.8%
Securities Lending Collateral 0.8%
Securities Lending Cash Collateral Fund LLC, 1.99% (e) (f)	5,196	5,196
Total Short Term Investments (cost $5,196)		5,196
Total Investments 101.0% (cost $556,824)		680,531
Other Assets and Liabilities, Net (1.0)%		(6,647)
Total Net Assets 100.0%		673,884

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2018, the value and the percentage of net assets of these liquid securities was $10,923 and 1.6%, respectively.

(d) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/Invesco Diversified Dividend Fund
COMMON STOCKS 90.6%
Consumer Discretionary 5.5%
Darden Restaurants Inc.	37	3,948
Harley-Davidson Inc.	126	5,294
Newell Brands Inc.	84	2,175
Tapestry Inc.	51	2,388
Target Corp.	119	9,049
TJX Cos. Inc.	90	8,565
		31,419
Consumer Staples 19.8%
Altria Group Inc.	117	6,652
Campbell Soup Co. (a)	237	9,622
Coca-Cola Co.	289	12,697
Danone SA	59	4,326
General Mills Inc.	311	13,761
Heineken NV	86	8,607
Kimberly-Clark Corp.	98	10,326
Kraft Heinz Foods Co.	66	4,150
L'Oreal SA	36	8,866
Mondelez International Inc. - Class A	156	6,390
Nestle SA	56	4,326
Philip Morris International Inc.	61	4,932
Procter & Gamble Co.	143	11,163
Sysco Corp.	102	6,948
		112,766
Energy 8.4%
Baker Hughes a GE Co. LLC - Class A	221	7,301
ConocoPhillips Co.	172	11,942
Royal Dutch Shell Plc - Class B	118	4,201
Suncor Energy Inc.	302	12,292
Total SA	195	11,859
		47,595
Financials 12.2%
American Express Co.	72	7,014
Cullen/Frost Bankers Inc.	32	3,470
Federated Investors Inc. - Class B	111	2,580
Fifth Third Bancorp	182	5,228
Hartford Financial Services Group Inc.	264	13,505
KeyCorp	178	3,477
M&T Bank Corp.	57	9,778
PNC Financial Services Group Inc.	51	6,875
Travelers Cos. Inc.	78	9,545
Zions Bancorp	153	8,068
		69,540
Health Care 8.3%
Bayer AG	59	6,472
Bristol-Myers Squibb Co.	177	9,816
Eli Lilly & Co.	113	9,650
Johnson & Johnson	55	6,724
Merck & Co. Inc.	180	10,945
Stryker Corp.	22	3,650
		47,257
Industrials 8.5%
ABB Ltd.	280	6,117
	Shares/Par[1]	Value ($)
Emerson Electric Co.	50	3,484
Flowserve Corp.	248	9,998
General Dynamics Corp.	29	5,446
nVent Electric Plc (b)	55	1,373
Pentair Plc	55	2,302
Raytheon Co.	17	3,203
Robert Half International Inc.	34	2,233
Siemens AG	54	7,109
United Parcel Service Inc. - Class B	65	6,912
		48,177
Information Technology 1.8%
Automatic Data Processing Inc.	77	10,329
Materials 3.7%
Avery Dennison Corp.	27	2,712
International Paper Co.	100	5,194
Nutrien Ltd.	111	6,038
Sonoco Products Co.	130	6,831
		20,775
Real Estate 1.4%
Weyerhaeuser Co.	220	8,016
Telecommunication Services 5.4%
AT&T Inc.	529	16,998
BT Group Plc	2,364	6,798
Deutsche Telekom AG	448	6,939
		30,735
Utilities 15.6%
American Electric Power Co. Inc.	102	7,083
Consolidated Edison Inc.	105	8,148
Dominion Energy Inc.	180	12,288
Duke Energy Corp.	97	7,631
Entergy Corp.	148	11,989
Exelon Corp.	329	14,010
PPL Corp.	375	10,708
Sempra Energy	86	9,969
SSE Plc	370	6,607
		88,433
Total Common Stocks (cost $520,663)		515,042
SHORT TERM INVESTMENTS 10.3%
Investment Companies 9.1%
JNL Government Money Market Fund - Institutional Class, 1.79% (c) (d)	51,482	51,482
Securities Lending Collateral 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95% (d)	7,052	7,052
Total Short Term Investments (cost $58,534)		58,534
Total Investments 100.9% (cost $579,197)		573,576
Other Derivative Instruments (0.0)%		(17)
Other Assets and Liabilities, Net (0.9)%		(4,907)
Total Net Assets 100.0%		568,652

(a) All or portion of the security was on loan.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

Summary of Investments by Country^	Total Long Term Investments
Canada	3.5%
France	4.9
Germany	4.0
Ireland	0.4
Netherlands	2.5
Switzerland	2.0
United Kingdom	2.9
United States of America	79.8
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
EUR/USD	RBC	08/24/18	EUR	188	222	2
USD/EUR	BOA	08/24/18	EUR	(6,228)	(7,297)	(8)
USD/EUR	CIB	08/24/18	EUR	(6,228)	(7,297)	(7)
USD/EUR	SSB	08/24/18	EUR	(6,228)	(7,297)	(4)
					(21,669)	(17)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/Invesco Global Real Estate Fund *
COMMON STOCKS 99.0%
Australia 4.4%
Goodman Group	2,537	18,084
Mirvac Group	7,115	11,439
Scentre Group	8,759	28,474
Other Securities		15,441
		73,438
Brazil 0.4%
Other Securities		7,496
Canada 2.0%
Other Securities		33,151
Chile 0.1%
Other Securities		1,694
China 2.1%
Country Garden Holdings Co. Ltd.	7,764	13,684
Other Securities		21,476
		35,160
France 1.2%
Icade SA	136	12,790
Other Securities		6,860
		19,650
Germany 4.5%
Aroundtown SA	1,660	13,669
Deutsche Wohnen SE	475	22,932
Vonovia SE	607	28,823
Other Securities		10,644
		76,068
Hong Kong 10.4%
China Jinmao Holdings Group Ltd.	8,034	4,044
China Overseas Land & Investment Ltd.	4,486	14,798
China Resources Land Ltd.	2,964	10,004
CK Asset Holdings Ltd.	3,128	24,851
Link REIT	2,776	25,327
New World Development Ltd.	8,861	12,457
Sun Hung Kai Properties Ltd.	1,459	22,044
Other Securities		61,017
		174,542
India 0.1%
Other Securities		1,888
Indonesia 0.3%
Other Securities		5,678
Ireland 0.3%
Other Securities		5,381
Japan 10.5%
Mitsubishi Estate Co. Ltd.	1,507	26,329
Mitsui Fudosan Co. Ltd.	1,207	29,139
Sumitomo Realty & Development Co. Ltd.	493	18,191
Other Securities		103,029
		176,688
Luxembourg 1.0%
Grand City Properties SA	640	16,618
Malaysia 0.3%
Other Securities		4,342
Malta 0.0%
Other Securities		4
Mexico 0.5%
Other Securities		7,816
Netherlands 1.9%
Unibail-Rodamco SE (a)	144	31,643
Philippines 0.7%
Other Securities		12,415
Singapore 2.3%
Ascendas India Trust (b)	1,510	1,120
Ascendas REIT	5,122	9,931
Other Securities		27,311
		38,362
	Shares/Par[1]	Value ($)
South Africa 0.9%
Other Securities		14,653
Spain 1.0%
Other Securities		16,620
Sweden 1.5%
Other Securities		24,838
Switzerland 0.8%
Swiss Prime Site AG	148	13,617
Thailand 0.6%
Other Securities		10,055
Turkey 0.1%
Other Securities		1,009
United Arab Emirates 0.1%
Other Securities		2,187
United Kingdom 4.3%
Land Securities Group Plc	1,021	12,854
Segro Plc	1,545	13,624
Other Securities		44,807
		71,285
United States of America 46.7%
American Campus Communities Inc.	332	14,236
AvalonBay Communities Inc.	266	45,687
Boston Properties Inc.	253	31,698
Crown Castle International Corp.	108	11,599
Digital Realty Trust Inc.	130	14,474
Equity Residential Properties Inc.	355	22,611
Essex Property Trust Inc.	68	16,150
Extra Space Storage Inc.	227	22,647
Federal Realty Investment Trust	160	20,219
GGP Inc.	843	17,224
Healthcare Realty Trust Inc.	676	19,658
Hudson Pacific Properties Inc.	581	20,590
Invitation Homes Inc.	586	13,516
Kilroy Realty Corp.	190	14,347
Liberty Property Trust	298	13,213
Macerich Co.	231	13,127
Mid-America Apartment Communities Inc.	192	19,353
Park Hotels & Resorts Inc.	551	16,876
ProLogis Inc.	783	51,442
Public Storage	210	47,627
Realty Income Corp.	224	12,047
Retail Opportunity Investments Corp.	1,101	21,102
Simon Property Group Inc.	345	58,636
SL Green Realty Corp.	147	14,749
Sunstone Hotel Investors Inc.	683	11,357
Ventas Inc.	385	21,940
Washington REIT	504	15,285
Welltower Inc.	313	19,640
Other Securities		161,386
		782,436
Total Common Stocks (cost $1,630,750)		1,658,734
SHORT TERM INVESTMENTS 0.9%
Investment Companies 0.4%
JNL Government Money Market Fund - Institutional Class, 1.79% (c) (d)	6,284	6,284
Securities Lending Collateral 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95% (d)	8,995	8,995
Total Short Term Investments (cost $15,279)		15,279
Total Investments 99.9% (cost $1,646,029)		1,674,013
Other Derivative Instruments 0.0%		1
Other Assets and Liabilities, Net 0.1%		2,105
Total Net Assets 100.0%		1,676,119

(a) All or portion of the security was on loan.

(b) Perpetual security. Next contractual call date presented, if applicable.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/JPY	RBC	07/03/18	JPY	(14,810)	(133)	1
USD/JPY	BOA	07/05/18	JPY	(12,943)	(117)	—
					(250)	1

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/Invesco International Growth Fund
COMMON STOCKS 96.6%
Australia 4.6%
Amcor Ltd.	3,300	35,216
Brambles Ltd.	1,966	12,935
CSL Ltd.	105	15,068
		63,219
Brazil 3.3%
B3 SA	3,827	20,297
Banco Bradesco SA - ADR	2,372	16,271
Kroton Educacional SA	3,660	8,836
		45,404
Canada 9.7%
Canadian National Railway Co.	222	18,121
CGI Group Inc. - Class A (a)	741	46,959
Fairfax Financial Holdings Ltd.	11	6,418
Great-West Lifeco Inc.	492	12,100
Nutrien Ltd.	184	10,013
PrairieSky Royalty Ltd. (b)	951	18,778
Suncor Energy Inc.	511	20,789
		133,178
China 5.0%
Baidu.com - Class A - ADR (a)	72	17,575
Henan Shuanghui Investment & Development Co. Ltd. - Class A	4,718	18,806
Kweichow Moutai Co. Ltd. - Class A	180	19,905
Wuliangye Yibin Co. Ltd. - Class A	1,144	13,120
		69,406
Denmark 1.7%
Carlsberg A/S - Class B	194	22,892
France 7.6%
Cie Generale d'Optique Essilor International SA	111	15,643
Pernod-Ricard SA (b)	145	23,578
Schneider Electric SE (a)	361	30,098
Vinci SA	208	19,989
Vivendi SA	630	15,381
		104,689
Germany 9.5%
Allianz SE	133	27,399
Deutsche Boerse AG	306	40,709
Deutsche Post AG	454	14,777
GEA Group AG	303	10,136
SAP SE	330	38,087
		131,108
Hong Kong 3.4%
CK Hutchison Holdings Ltd.	2,443	25,952
Galaxy Entertainment Group Ltd.	2,721	21,088
		47,040
Italy 2.5%
Intesa Sanpaolo SpA	6,282	18,123
Mediobanca SpA	1,688	15,622
		33,745
Japan 6.9%
Asahi Breweries Ltd.	422	21,639
Fanuc Ltd.	84	16,732
Hoya Corp.	358	20,358
Japan Tobacco Inc.	336	9,398
Kao Corp.	214	16,288
Keyence Corp.	19	10,576
		94,991
Mexico 2.4%
Fomento Economico Mexicano SAB de CV - ADR	370	32,479
	Shares/Par[1]	Value ($)
Netherlands 5.3%
ING Groep NV	1,172	16,785
Royal Dutch Shell Plc - Class B	435	15,519
Unilever NV - CVA	265	14,791
Wolters Kluwer NV	469	26,424
		73,519
Singapore 1.7%
United Overseas Bank Ltd.	1,211	23,777
South Korea 3.7%
NHN Corp.	49	33,565
Samsung Electronics Co. Ltd.	407	17,055
		50,620
Spain 1.4%
Amadeus IT Group SA	253	19,911
Sweden 2.6%
Investor AB - Class B	876	35,533
Switzerland 7.0%
Cie Financiere Richemont SA	257	21,677
Julius Baer Group Ltd.	385	22,537
Kuehne & Nagel International AG	97	14,502
Novartis AG	329	24,847
UBS Group AG	813	12,495
		96,058
Taiwan 2.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	4,353	31,057
Thailand 0.8%
Kasikornbank PCL - NVDR	1,970	11,548
Turkey 0.9%
Akbank T.A.S.	7,524	12,306
United Kingdom 10.3%
British American Tobacco Plc	438	22,141
Compass Group Plc	1,214	25,892
Informa Plc	1,915	21,065
Lloyds Banking Group Plc	23,132	19,180
Reckitt Benckiser Group Plc	274	22,483
Relx Plc	1,423	30,399
		141,160
United States of America 4.0%
Broadcom Inc.	163	39,510
Philip Morris International Inc.	192	15,463
		54,973
Total Common Stocks (cost $1,203,880)		1,328,613
RIGHTS 0.0%
Italy 0.0%
Intesa Sanpaolo SpA (a)	6,094	31
Total Rights (cost $0)		31
SHORT TERM INVESTMENTS 5.8%
Investment Companies 3.3%
JNL Government Money Market Fund - Institutional Class, 1.79% (c) (d)	45,565	45,565
Securities Lending Collateral 2.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95% (d)	33,726	33,726
Total Short Term Investments (cost $79,291)		79,291
Total Investments 102.4% (cost $1,283,171)		1,407,935
Other Derivative Instruments (0.0)%		(2)
Other Assets and Liabilities, Net (2.4)%		(33,356)
Total Net Assets 100.0%		1,374,577

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
CAD/USD	SSB	07/03/18	CAD	615	467	4
JPY/USD	BOA	07/02/18	JPY	130,553	1,177	(6)
SGD/USD	BOA	07/02/18	SGD	409	301	—
					1,945	(2)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/Invesco Mid Cap Value Fund
COMMON STOCKS 97.4%
Consumer Discretionary 11.0%
Advance Auto Parts Inc.	59	7,986
HanesBrands Inc. (a)	446	9,821
LKQ Corp. (b)	130	4,147
Norwegian Cruise Line Holdings Ltd. (b)	173	8,160
Royal Caribbean Cruises Ltd.	151	15,624
Tapestry Inc.	276	12,881
		58,619
Energy 14.6%
Anadarko Petroleum Corp.	195	14,295
Devon Energy Corp.	377	16,593
Marathon Oil Corp.	732	15,274
Noble Energy Inc.	76	2,673
Plains GP Holdings LP - Class A (b)	302	7,219
QEP Resources Inc. (b)	634	7,774
TechnipFMC Plc	443	14,065
		77,893
Financials 27.6%
Arthur J Gallagher & Co.	204	13,320
Athene Holding Ltd. - Class A (b)	175	7,670
Comerica Inc.	173	15,756
First Horizon National Corp.	745	13,289
KeyCorp	878	17,160
Santander Consumer USA Holdings Inc.	611	11,661
Stifel Financial Corp.	239	12,482
Voya Financial Inc.	231	10,862
Willis Towers Watson Plc	98	14,809
Wintrust Financial Corp.	151	13,143
Zions Bancorp	310	16,310
		146,462
Health Care 9.1%
AmerisourceBergen Corp.	112	9,523
DaVita Inc. (b)	206	14,285
Encompass Health Corp.	167	11,276
Mylan NV (b)	373	13,474
		48,558
Industrials 10.4%
Dun & Bradstreet Corp.	88	10,745
Johnson Controls International Plc	355	11,892
Kirby Corp. (b)	121	10,121
Ryder System Inc.	159	11,411
Textron Inc.	165	10,897
		55,066
Information Technology 9.5%
ARRIS International Plc (b)	494	12,086
Ciena Corp. (b)	454	12,044
Keysight Technologies Inc. (b)	208	12,277
Symantec Corp.	296	6,108
Teradata Corp. (b)	196	7,886
		50,401
Materials 7.3%
Eastman Chemical Co.	126	12,545
Freeport-McMoRan Inc. - Class B	671	11,583
WR Grace & Co.	198	14,549
		38,677
Real Estate 5.4%
Forest City Realty Trust Inc. - Class A	383	8,741
Liberty Property Trust	253	11,219
Life Storage Inc.	91	8,848
		28,808
Utilities 2.5%
FirstEnergy Corp.	369	13,259
Total Common Stocks (cost $444,752)		517,743
	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 2.3%
Investment Companies 2.3%
JNL Government Money Market Fund - Institutional Class, 1.79% (c) (d)	11,852	11,852
Total Short Term Investments (cost $11,852)		11,852
Total Investments 99.7% (cost $456,604)		529,595
Other Assets and Liabilities, Net 0.3%		1,850
Total Net Assets 100.0%		531,445

(a) All or portion of the security was on loan.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/Invesco Small Cap Growth Fund *
COMMON STOCKS 96.9%
Consumer Discretionary 12.2%
Dunkin' Brands Group Inc. (a)	251	17,352
Five Below Inc. (b)	207	20,244
Penn National Gaming Inc. (b)	745	25,015
Pool Corp.	130	19,765
Texas Roadhouse Inc.	305	19,954
Other Securities		156,072
		258,402
Consumer Staples 1.4%
Other Securities		30,226
Energy 3.9%
Energen Corp. (b)	285	20,744
Other Securities		61,895
		82,639
Financials 9.5%
American Equity Investment Life Holding Co.	518	18,650
Cullen/Frost Bankers Inc.	171	18,473
Evercore Inc. - Class A	226	23,854
Other Securities		141,488
		202,465
Health Care 24.2%
Aerie Pharmaceuticals Inc. (a) (b)	281	19,000
Agios Pharmaceuticals Inc. (a) (b)	257	21,621
Align Technology Inc. (b)	55	18,692
Bio-Techne Corp.	133	19,734
Catalent Inc. (b)	421	17,623
Chemed Corp.	67	21,481
Encompass Health Corp.	287	19,446
GW Pharmaceuticals Plc - ADS (a) (b)	125	17,435
Halozyme Therapeutics Inc. (a) (b)	1,186	20,015
Halyard Health Inc. (b)	338	19,359
HealthEquity Inc. (b)	391	29,348
ICU Medical Inc. (b)	72	21,054
Integra LifeSciences Holdings Corp. (b)	280	18,024
Intersect ENT Inc. (b)	474	17,760
Neurocrine Biosciences Inc. (b)	276	27,091
PerkinElmer Inc.	249	18,257
Repligen Corp. (b)	401	18,869
Other Securities		169,632
		514,441
Industrials 15.0%
Brink's Co.	247	19,726
CoStar Group Inc. (b)	77	31,580
TransDigm Group Inc.	53	18,402
Other Securities		248,282
		317,990
Information Technology 26.0%
2U Inc. (b)	231	19,317
Aspen Technology Inc. (b)	329	30,483
Booz Allen Hamilton Holding Corp. - Class A	430	18,810
Cognex Corp.	392	17,483
CommVault Systems Inc. (b)	297	19,559
EPAM Systems Inc. (b)	141	17,534
Fair Isaac Corp. (b)	142	27,523
Guidewire Software Inc. (b)	264	23,460
Littelfuse Inc.	95	21,600
Proofpoint Inc. (b)	155	17,904
Q2 Holdings Inc. (b)	408	23,265
Qualys Inc. (b)	240	20,241
RealPage Inc. (b)	399	22,009
Semtech Corp. (b)	397	18,698
Silicon Laboratories Inc. (b)	244	24,323
Take-Two Interactive Software Inc. (b)	167	19,773
Ultimate Software Group Inc. (b)	72	18,445
Zebra Technologies Corp. - Class A (b)	124	17,710
Other Securities		175,351
		553,488
Materials 3.3%
Martin Marietta Materials Inc.	97	21,642
	Shares/Par[1]	Value ($)
Other Securities		49,062
		70,704
Real Estate 0.6%
Other Securities		12,610
Telecommunication Services 0.8%
Other Securities		16,851
Total Common Stocks (cost $1,476,291)		2,059,816
SHORT TERM INVESTMENTS 4.2%
Investment Companies 3.2%
JNL Government Money Market Fund - Institutional Class, 1.79% (c) (d)	67,844	67,844
Securities Lending Collateral 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95% (d)	21,049	21,049
Total Short Term Investments (cost $88,893)		88,893
Total Investments 101.1% (cost $1,565,184)		2,148,709
Other Assets and Liabilities, Net (1.1)%		(23,513)
Total Net Assets 100.0%		2,125,196

(a) All or portion of the security was on loan.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/JPMorgan MidCap Growth Fund
COMMON STOCKS 96.0%
Consumer Discretionary 15.8%
Aptiv Plc	292	26,802
Bright Horizons Family Solutions Inc. (a)	174	17,797
Floor & Decor Holdings Inc. (a)	115	5,674
Hilton Worldwide Holdings Inc.	422	33,400
LKQ Corp. (a)	598	19,089
Lululemon Athletica Inc. (a)	200	24,958
O'Reilly Automotive Inc. (a)	127	34,607
Red Rock Resorts Inc. - Class A	616	20,626
Ross Stores Inc.	568	48,121
Tapestry Inc.	309	14,443
Tesla Inc. (a) (b)	12	4,184
Thor Industries Inc.	122	11,891
Tractor Supply Co.	247	18,924
Ulta Beauty Inc. (a)	72	16,716
Vail Resorts Inc.	72	19,824
Wayfair Inc. - Class A (a) (b)	120	14,299
		331,355
Energy 1.5%
Concho Resources Inc. (a)	225	31,101
Financials 8.7%
Affiliated Managers Group Inc.	71	10,496
Ameriprise Financial Inc.	89	12,421
Comerica Inc.	197	17,884
East West Bancorp Inc.	375	24,437
First Republic Bank	107	10,395
NASDAQ Inc.	291	26,523
Progressive Corp.	284	16,805
S&P Global Inc.	205	41,838
TD Ameritrade Holding Corp.	385	21,070
		181,869
Health Care 15.7%
Acadia HealthCare Co. Inc. (a) (b)	397	16,243
AmerisourceBergen Corp.	125	10,650
BioMarin Pharmaceutical Inc. (a)	119	11,182
Catalent Inc. (a)	346	14,479
Centene Corp. (a)	226	27,801
DexCom Inc. (a)	228	21,627
Edwards Lifesciences Corp. (a)	125	18,182
Exact Sciences Corp. (a) (b)	210	12,574
Exelixis Inc. (a)	594	12,783
Illumina Inc. (a)	61	16,925
Intercept Pharmaceuticals Inc. (a) (b)	119	9,952
Jazz Pharmaceuticals Plc (a)	188	32,358
Premier Inc. - Class A (a)	355	12,901
ResMed Inc.	199	20,561
Sage Therapeutics Inc. (a)	77	11,975
Spark Therapeutics Inc. (a) (b)	135	11,181
Teladoc Inc. (a) (b)	286	16,614
Veeva Systems Inc. - Class A (a)	258	19,799
Vertex Pharmaceuticals Inc. (a)	86	14,600
WellCare Health Plans Inc. (a)	63	15,501
		327,888
Industrials 17.2%
Copart Inc. (a)	572	32,358
Fastenal Co.	263	12,682
Fortive Corp.	374	28,839
Fortune Brands Home & Security Inc.	238	12,805
HEICO Corp. - Class A	346	21,063
Kirby Corp. (a)	125	10,483
Lennox International Inc.	161	32,284
Nordson Corp.	167	21,501
Old Dominion Freight Line Inc.	154	22,895
Oshkosh Corp.	316	22,214
Parker Hannifin Corp.	68	10,660
Stanley Black & Decker Inc.	165	21,953
Verisk Analytics Inc. (a)	40	4,273
WABCO Holdings Inc. (a)	154	17,963
Waste Connections Inc.	817	61,526
WW Grainger Inc.	14	4,190
	Shares/Par[1]	Value ($)
XPO Logistics Inc. (a)	209	20,978
		358,667
Information Technology 32.5%
Amphenol Corp. - Class A	360	31,418
Arista Networks Inc. (a)	104	26,779
Autodesk Inc. (a)	187	24,474
Broadcom Inc.	57	13,830
Cavium Inc. (a)	342	29,626
Corning Inc.	737	20,289
DocuSign Inc. (a)	71	3,749
Electronic Arts Inc. (a)	172	24,298
Fiserv Inc. (a)	369	27,324
Gartner Inc. (a)	214	28,454
Global Payments Inc.	398	44,351
GoDaddy Inc. - Class A (a)	516	36,451
GrubHub Inc. (a) (b)	172	18,065
Guidewire Software Inc. (a)	168	14,955
IPG Photonics Corp. (a)	79	17,364
Lam Research Corp.	136	23,438
Palo Alto Networks Inc. (a)	164	33,738
Paycom Software Inc. (a) (b)	163	16,139
Proofpoint Inc. (a)	165	19,003
Red Hat Inc. (a)	224	30,085
ServiceNow Inc. (a)	242	41,686
Splunk Inc. (a)	246	24,391
Spotify Technology SA (a)	91	15,343
Square Inc. - Class A (a)	366	22,591
Take-Two Interactive Software Inc. (a)	144	17,044
Teradyne Inc.	359	13,652
Twitter Inc. (a)	494	21,595
Tyler Technologies Inc. (a)	88	19,523
Worldpay Inc. - Class A (a)	229	18,687
		678,342
Materials 3.4%
Avery Dennison Corp.	225	23,013
Eagle Materials Inc.	185	19,451
Vulcan Materials Co.	224	28,948
		71,412
Real Estate 1.2%
CBRE Group Inc. - Class A (a)	542	25,899
Total Common Stocks (cost $1,619,718)		2,006,533
SHORT TERM INVESTMENTS 3.3%
Investment Companies 2.6%
JNL Government Money Market Fund - Institutional Class, 1.79% (c) (d)	55,016	55,016
Securities Lending Collateral 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95% (d)	13,723	13,723
Total Short Term Investments (cost $68,739)		68,739
Total Investments 99.3% (cost $1,688,457)		2,075,272
Other Assets and Liabilities, Net 0.7%		14,327
Total Net Assets 100.0%		2,089,599

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/JPMorgan U.S. Government & Quality Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 5.7%
American Homes For Rent
Series 2014-A-SFR2, REMIC, 3.79%, 10/17/24 (a)	4,689	4,728
BBCMS Trust
Series 2015-A1-VFM, REMIC, 2.47%, 03/10/26 (a)	3,123	2,979
BB-UBS Trust
Series 2012-A-TFT, REMIC, 2.89%, 06/05/20 (a)	5,546	5,425
Commercial Mortgage Pass-Through Certificates
Interest Only, Series 2012-XA-CR2, REMIC, 1.82%, 08/15/45 (b)	14,498	800
Countrywide Alternative Loan Trust
Series 2006-2A1A-OA9, REMIC, 2.29%, (1M US LIBOR + 0.21%), 07/20/46 (b)	369	286
Series 2006-1A1A-OA17, REMIC, 2.28%, (1M US LIBOR + 0.20%), 12/20/46 (b)	622	547
Countrywide Home Equity Loan Trust
Series 2004-A-I, 2.36%, (1M US LIBOR + 0.29%), 02/15/34 (b)	105	104
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-4A1-5, REMIC, 6.00%, 09/25/34	380	396
CSAIL Commercial Mortgage Trust
Series 2015-A4-C3, REMIC, 3.72%, 08/15/48	8,775	8,778
GS Mortgage Securities Trust
Series 2017-A4-GS7, REMIC, 3.43%, 08/10/50	10,500	10,192
IndyMac Seconds Asset Backed Trust
Series 2006-A-A, REMIC, 2.35%, (1M US LIBOR + 0.26%), 06/25/36 (b) (c) (d)	695	91
Madison Avenue Trust
Series 2015-A-11MD, REMIC, 3.67%, 09/10/25 (a) (b)	2,989	2,973
MASTR Adjustable Rate Mortgages Trust
Series 2004-3A2-1, REMIC, 2.93%, 02/25/34 (b)	315	306
Morgan Stanley Capital I Trust
Series 2011-A3-C3, REMIC, 4.05%, 06/15/21	1,342	1,351
Morgan Stanley Mortgage Loan Trust
Series 2004-4A2-8AR, REMIC, 3.66%, 10/25/34 (b)	176	180
Nomura Asset Acceptance Corp.
Series 2004-A1-R1, REMIC, 6.50%, 03/25/34 (a)	2,094	1,935
Progress Residential Trust
Series 2015-A-SFR2, REMIC, 2.74%, 06/15/20 (a)	3,683	3,632
Series 2015-A-SFR3, REMIC, 3.07%, 11/12/20 (a)	6,508	6,443
Provident Funding Mortgage Loan Trust
Series 2005-1A1A-2, REMIC, 4.13%, 10/25/35 (b)	69	70
SACO I Inc.
Series 2006-A-6, REMIC, 2.35%, (1M US LIBOR + 0.26%), 06/25/36 (b) (c) (d)	89	88
Structured Asset Mortgage Investments Inc.
Series 2006-A1A-AR7, REMIC, 2.30%, (1M US LIBOR + 0.21%), 08/25/36 (b)	710	658
Tricon American Homes Trust
Series 2016-A-SFR1, REMIC, 2.59%, 11/17/21 (a)	5,984	5,791
UBS-BAMLL Trust
Series 2012-A-WRM, REMIC, 3.66%, 06/10/22 (a)	4,560	4,560
Vendee Mortgage Trust
Series 2001-Z-2, REMIC, 6.75%, 02/15/31	1,033	1,163
Wells Fargo Mortgage-Backed Securities Trust
Series 2007-3A1-3, REMIC, 5.50%, 04/25/22	101	103
Wells Fargo-RBS Commercial Mortgage Trust
Series 2011-A4-C3, REMIC, 4.38%, 05/15/21 (a)	4,750	4,876
Worldwide Plaza Trust
Series 2017-A-WWP, REMIC, 3.53%, 11/20/27 (a)	2,139	2,092
Total Non-U.S. Government Agency Asset-Backed Securities (cost $72,936)		70,547
	Shares/Par[1]	Value ($)
CORPORATE BONDS AND NOTES 6.1%
Consumer Discretionary 0.3%
Time Warner Inc.
3.60%, 07/15/25	4,000	3,805
Consumer Staples 0.4%
Kimberly-Clark Corp.
2.40%, 03/01/22 (e)	700	679
PepsiCo Inc.
3.00%, 08/25/21	782	780
Procter & Gamble Co.
1.90%, 11/01/19	1,280	1,267
Walgreens Boots Alliance Inc.
3.80%, 11/18/24	2,469	2,425
		5,151
Energy 1.2%
Buckeye Partners LP
4.88%, 02/01/21	1,907	1,952
Enterprise Products Operating LLC
3.70%, 02/15/26	1,013	990
Magellan Midstream Partners LP
3.20%, 03/15/25	1,072	1,010
Occidental Petroleum Corp.
3.13%, 02/15/22	666	663
Phillips 66
4.30%, 04/01/22	912	939
Plains All American Pipeline LP
2.60%, 12/15/19	1,713	1,694
Shell International Finance BV
2.50%, 09/12/26	3,747	3,460
3.75%, 09/12/46	4,113	3,832
		14,540
Financials 2.4%
ACE INA Holdings Inc.
3.35%, 05/03/26	1,300	1,258
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26	2,599	2,541
Bank of America Corp.
3.42%, 12/20/28	1,680	1,582
Bank of New York Mellon Corp.
3.55%, 09/23/21	3,850	3,887
Berkshire Hathaway Inc.
3.40%, 01/31/22	1,619	1,636
Citigroup Inc.
4.50%, 01/14/22	3,028	3,117
3.40%, 05/01/26	4,200	3,984
Credit Suisse AG
3.00%, 10/29/21	894	881
Goldman Sachs Group Inc.
5.75%, 01/24/22	840	898
2.91%, 06/05/23	1,350	1,301
New York Life Global Funding
2.00%, 04/13/21 (a)	1,639	1,582
Toyota Motor Credit Corp.
3.40%, 09/15/21	5,500	5,532
U.S. Bancorp
3.00%, 03/15/22	1,715	1,699
		29,898
Health Care 0.8%
Abbott Laboratories
3.75%, 11/30/26	4,632	4,551
Actavis Funding SCS
3.45%, 03/15/22	991	974
CVS Health Corp.
4.30%, 03/25/28	4,538	4,465
		9,990
Industrials 0.4%
ABB Finance USA Inc.
2.88%, 05/08/22	571	559
Lockheed Martin Corp.
3.35%, 09/15/21	984	990
Penske Truck Leasing Co. LP
3.38%, 02/01/22 (a)	2,898	2,855

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Union Pacific Corp.
1.80%, 02/01/20 (e)	869	853
		5,257
Real Estate 0.3%
Boston Properties LP
2.75%, 10/01/26	2,580	2,324
HCP Inc.
3.40%, 02/01/25	1,515	1,433
		3,757
Utilities 0.3%
Arizona Public Service Co.
2.20%, 01/15/20	665	656
Exelon Generation Co. LLC
2.95%, 01/15/20	1,140	1,135
Florida Power Corp.
3.10%, 08/15/21	1,203	1,200
Virginia Electric & Power Co.
2.95%, 01/15/22	870	859
		3,850
Total Corporate Bonds And Notes (cost $77,807)		76,248
GOVERNMENT AND AGENCY OBLIGATIONS 84.1%
Collateralized Mortgage Obligations 35.8%
Federal Home Loan Mortgage Corp.
Series 30-264, 3.00%, 07/15/42	20,463	19,874
Series MD-2835, REMIC, 4.50%, 08/15/19	70	70
Series BH-2870, REMIC, 4.50%, 10/15/19	562	567
Series QD-2931, REMIC, 4.50%, 02/15/20	199	201
Series BK-3037, REMIC, 4.50%, 09/15/20	543	549
Series PV-3860, REMIC, 5.00%, 05/15/22	4,593	4,768
Series VC-4050, REMIC, 4.00%, 07/15/23	5,610	5,720
Series ZA-2639, REMIC, 5.00%, 07/15/23	2,890	2,994
Series D-3542, REMIC, 4.50%, 06/15/24	3,386	3,553
Series BY-3104, REMIC, 5.50%, 01/15/26	2,734	2,891
Series AK-3812, REMIC, 3.50%, 02/15/26	20,000	20,261
Series VN-4445, REMIC, 4.00%, 05/15/26	1,540	1,580
Series CY-3881, REMIC, 3.50%, 06/15/26	15,400	15,624
Series KW-3874, REMIC, 4.50%, 06/15/26	3,000	3,167
Series B-3917, REMIC, 4.50%, 08/15/26	1,500	1,599
Series GT-3270, REMIC, 5.50%, 01/15/27	4,409	4,666
Series VE-4050, REMIC, 4.00%, 01/15/29	4,532	4,688
Series VB-4095, REMIC, 3.50%, 03/15/29	4,249	4,267
Series DG-3737, REMIC, 5.00%, 10/15/30	1,864	1,947
Series PA-3981, REMIC, 3.00%, 04/15/31	6,735	6,705
Series AM-2525, REMIC, 4.50%, 04/15/32	181	189
Series JE-4186, REMIC, 2.00%, 03/15/33	5,023	4,789
Series NY-4206, REMIC, 3.00%, 05/15/33	3,474	3,325
Series MJ-2638, REMIC, 5.00%, 07/15/33	1,217	1,295
Series L-2836, REMIC, 4.50%, 04/15/34	320	325
Series QD-2882, REMIC, 4.50%, 07/15/34	393	404
Series MU-2915, REMIC, 5.00%, 01/15/35	1,710	1,823
Series AZ-3036, REMIC, 5.00%, 02/15/35	1,951	2,178
Series OC-3047, REMIC, 5.50%, 07/15/35	1,193	1,221
Series CB-3688, REMIC, 4.00%, 06/15/36	1,773	1,825
Series PB-3283, REMIC, 5.50%, 07/15/36	1,339	1,454
Series B-3413, REMIC, 5.50%, 04/15/37	290	309
Series PE-3341, REMIC, 6.00%, 07/15/37	975	1,080
Series PL-3832, REMIC, 5.00%, 08/15/39	911	929
Series HZ-4365, REMIC, 3.00%, 01/15/40	5,623	5,185
Series QH-3699, REMIC, 5.50%, 07/15/40	3,000	3,191
Series PB-4047, REMIC, 3.50%, 01/15/41	12,000	12,050
Series YN-4094, REMIC, 3.00%, 08/15/42	2,500	2,390
Series AW-4437, REMIC, 2.50%, 02/15/45	5,143	4,473
Series GN-4594, REMIC, 2.50%, 02/15/45	5,847	5,668
Series PY-4493, REMIC, 3.00%, 07/15/45	3,715	3,444
Federal National Mortgage Association
Series 2003-DY-130, REMIC, 4.00%, 01/25/19	10	10
Series 2007-AH-115, REMIC, 5.00%, 12/25/22	2,243	2,281
Series 2008-B-26, REMIC, 4.50%, 04/25/23	95	95
Series 2008-KB-59, REMIC, 4.50%, 07/25/23	179	180
Series 2012-VA-63, REMIC, 4.00%, 08/25/23	10,147	10,370
Series 2004-CG-76, REMIC, 4.50%, 10/25/24	1,354	1,392
Series 2012-VA-47, REMIC, 4.00%, 03/25/25	8,333	8,519
Series 2010-BC-36, REMIC, 4.00%, 04/25/30	12,855	13,216
	Shares/Par[1]	Value ($)
Series 2011-PB-145, REMIC, 3.50%, 01/25/32	10,000	10,085
Series 2012-LY-134, REMIC, 3.00%, 12/25/32	2,769	2,614
Series 2003-PE-63, REMIC, 3.50%, 07/25/33	186	187
Series 2013-PY-106, REMIC, 3.00%, 10/25/33	8,000	7,748
Series 2004-AZ-35, REMIC, 4.50%, 05/25/34	6,186	6,477
Series 2005-DX-62, REMIC, 5.00%, 05/25/34	31	31
Series 2015-BY-41, REMIC, 3.00%, 09/25/34	2,140	2,061
Series 2005-GA-70, REMIC, 5.50%, 12/25/34	181	185
Series 2015-BW-15, REMIC, 3.50%, 04/25/35	3,735	3,743
Series 2015-GB-28, REMIC, 3.50%, 05/25/35	4,156	4,118
Series 2015-B-33, REMIC, 3.00%, 06/25/35	9,980	9,518
Series 2015-B-50, REMIC, 3.00%, 07/25/35	10,734	10,217
Series 2015-EY-47, REMIC, 3.00%, 07/25/35	5,051	4,773
Series 2005-PL-64, REMIC, 5.50%, 07/25/35	420	448
Series 2015-BW-68, REMIC, 3.00%, 08/25/35	14,922	14,202
Series 2005-BG-97, REMIC, 5.50%, 11/25/35	2,025	2,227
Principal Only, Series 2006-HO-23, REMIC, 0.00%, 04/25/36 (f)	897	759
Series 2016-LY-30, REMIC, 3.50%, 05/25/36	5,618	5,602
Series 2007-BA-12, REMIC, 6.00%, 02/25/37	574	598
Series 2012-QE-47, REMIC, 4.00%, 05/25/38	5,197	5,272
Series 2010-MB-47, REMIC, 5.00%, 09/25/39	3,304	3,525
Series 2010-CB-11, REMIC, 4.50%, 02/25/40	353	365
Series 2010-SL-4, REMIC, 6.88%, (11.59% - (1M US LIBOR * 2.25)), 02/25/40 (b)	25	26
Series 2010-PM-123, REMIC, 4.00%, 07/25/40	3,000	3,067
Series 2010-MB-134, REMIC, 4.50%, 12/25/40	1,398	1,513
Series 2002-A3-T4, REMIC, 7.50%, 12/25/41	3,140	3,597
Series 2014-PG-91, REMIC, 3.00%, 01/25/42	14,299	14,148
Series 2012-EP-60, REMIC, 3.00%, 04/25/42	3,829	3,792
Series 2003-2A4-W3, REMIC, 5.75%, 06/25/42	909	991
Series 2012-HY-102, REMIC, 2.00%, 09/25/42	4,000	3,316
Series 2012-AB-121, REMIC, 3.00%, 11/25/42	15,028	14,607
Series 2003-2A7-W12, REMIC, 4.68%, 06/25/43	2,434	2,530
Series 2016-PA-30, REMIC, 3.00%, 04/25/45	9,590	9,504
Series 2016-LA-25, REMIC, 3.00%, 07/25/45	6,434	6,365
Series 2015-N-97, REMIC, 3.00%, 11/25/45	13,757	12,727
Series 2009-A-W1, REMIC, 6.00%, 12/25/49	561	615
Government National Mortgage Association
Series 2009-HB-82, REMIC, 4.00%, 09/16/24	1,608	1,643
Series 2001-ZA-27, REMIC, 6.50%, 06/16/31	705	775
Series 2003-Z-27, REMIC, 5.50%, 03/20/33	1,001	1,086
Series 2003-ZA-75, REMIC, 5.50%, 09/20/33	949	1,030
Series 2003-Z-114, REMIC, 6.00%, 12/16/33	1,306	1,439
Series 2007-MB-2, REMIC, 5.50%, 01/20/37	1,764	1,913
Series 2009-PA-81, REMIC, 5.50%, 02/16/38	113	115
Interest Only, Series 2008-SA-40, REMIC, 4.31%, (6.40% - (1M US LIBOR * 1)), 05/16/38 (b)	1,958	286
Series 2010-CL-166, REMIC, 4.00%, 11/20/38	15,000	15,288
Series 2010-GP-166, REMIC, 3.00%, 04/20/39	2,920	2,912
Series 2009-TX-42, REMIC, 4.50%, 06/20/39	3,860	4,051
Series 2011-Z-29, REMIC, 5.00%, 05/20/40	14,418	15,871
Interest Only, Series 2011-SH-97, REMIC, 4.05%, (6.13% - (1M US LIBOR * 1)), 07/20/41 (b)	4,534	560
Series 2015-PL-157, REMIC, 3.00%, 10/20/45	12,872	12,129
Series 2013-FA-H16, REMIC, 2.46%, (1M US LIBOR + 0.54%), 07/20/63 (b)	13,657	13,714
		443,666
Commercial Mortgage-Backed Securities 5.5%
Federal Home Loan Mortgage Corp.
Series A2-K048, REMIC, 3.28%, 06/25/25 (b)	7,500	7,529
Series A2-K049, REMIC, 3.01%, 07/25/25	8,067	7,957
Series A2-K052, REMIC, 3.15%, 11/25/25	8,050	7,988
Series K067-A2, REMIC, 3.19%, 07/25/27	6,557	6,436
Series A2-K068, REMIC, 3.24%, 08/25/27	5,000	4,923
Series A2-K069, REMIC, 3.19%, 09/25/27 (b)	4,000	3,916
Federal National Mortgage Association
Series 2015-A2-M7, REMIC, 2.59%, 12/25/24	8,199	7,881
Series 2015-A2-M13, REMIC, 2.80%, 06/25/25 (b)	5,151	4,972
Series 2016-A2-M1, REMIC, 2.94%, 01/25/26 (b)	13,761	13,389

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Series 2017-A2-M13, REMIC, 3.04%, 09/25/27 (b)	2,753	2,646
		67,637
Mortgage-Backed Securities 13.6%
Federal Home Loan Mortgage Corp.
8.00%, 07/01/20	—	—
6.00%, 11/01/28	61	67
7.00%, 04/01/29 - 08/01/32	55	62
5.00%, 08/01/33 - 12/01/34	804	862
3.59%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity +/- MBS Spread), 12/01/35 (b)	529	547
4.10%, (12M US LIBOR +/- MBS Spread), 01/01/37 (b)	25	27
5.50%, 07/01/38	2,273	2,476
4.50%, 10/01/40	801	842
3.00%, 01/01/47	4,845	4,707
Federal National Mortgage Association
10.50%, 08/01/20	—	—
3.26%, 01/01/22	7,751	7,805
4.00%, 02/01/25 - 03/01/48	33,456	34,396
3.18%, 09/01/25	5,197	5,171
3.03%, 12/01/25	20,350	20,094
2.94%, 01/01/26	23,305	22,897
3.10%, 01/01/26	7,500	7,417
3.33%, 03/01/27	2,522	2,514
2.97%, 06/01/27	6,469	6,376
7.00%, 05/01/26 - 01/01/30	13	15
8.00%, 11/01/29 - 03/01/31	37	41
7.50%, 02/01/31	3	4
5.00%, 02/01/19 - 11/01/40	13,508	14,538
6.50%, 03/01/26 - 03/01/36	157	177
5.50%, 02/01/35 - 10/01/36	2,811	3,087
6.00%, 02/01/31 - 12/01/36	4,636	5,175
3.00%, 03/01/43 - 03/01/46	4,513	4,400
3.50%, 09/01/45 - 01/01/46	18,348	18,335
REMIC, 2.90%, 06/25/27	5,265	5,010
Government National Mortgage Association
6.00%, 04/15/29 - 01/15/36	845	943
		167,985
Municipal 1.3%
Tennessee Valley Authority
Interest Only, 0.00%, 01/15/21 - 07/15/37 (f)	20,487	16,410
Sovereign 6.3%
Financing Corp.
Principal Only, 0.00%, 04/05/19 (f)	5,000	4,910
Israel Government AID Bond
0.00%, 09/15/19 (f)	20,000	19,361
Interest Only, 0.00%, 11/01/21 (f)	10,000	9,041
Province of Saskatchewan, Canada
9.38%, 12/15/20	1,500	1,718
Residual Funding Corp.
Principal Only, 0.00%, 10/15/19 - 01/15/30 (f)	51,010	42,907
		77,937
Treasury Inflation Indexed Securities 3.2%
U.S. Treasury Inflation Indexed Note
1.38%, 02/15/44 (g)	35,745	39,900
U.S. Government Agency Obligations 3.0%
Federal Home Loan Bank
5.25%, 12/11/20 (h)	4,500	4,768
5.75%, 06/12/26 (h)	5,000	5,948
	Shares/Par[1]	Value ($)
Federal National Mortgage Association
0.00%, 10/09/19 (f) (h)	25,000	24,203
Principal Only, 0.00%, 03/23/28 (f) (h)	4,000	2,911
		37,830
U.S. Treasury Securities 15.4%
U.S. Treasury Bond
0.00%, 08/15/21 (f)	25,000	23,004
5.38%, 02/15/31	23,000	29,045
3.75%, 11/15/43	5,000	5,677
3.00%, 05/15/45	27,500	27,569
2.88%, 08/15/45	10,000	9,788
U.S. Treasury Note
1.38%, 09/30/18	25,000	24,961
3.38%, 11/15/19	25,000	25,301
2.63%, 08/15/20 - 11/15/20	45,000	45,045
		190,390
Total Government And Agency Obligations (cost $1,054,522)		1,041,755
SHORT TERM INVESTMENTS 3.8%
Investment Companies 3.7%
JNL Government Money Market Fund - Institutional Class, 1.79% (i) (j)	46,231	46,231
Securities Lending Collateral 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95% (j)	725	725
Total Short Term Investments (cost $46,956)		46,956
Total Investments 99.7% (cost $1,252,221)		1,235,506
Other Assets and Liabilities, Net 0.3%		3,560
Total Net Assets 100.0%		1,239,066

(a) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2018, the value and the percentage of net assets of these liquid securities was $49,871 and 4.0%, respectively.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(d) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(e) All or portion of the security was on loan.

(f) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(g) Treasury inflation indexed note, par amount is adjusted for inflation.

(h) The security is a direct debt of the agency and not collateralized by mortgages.

(i) Investment in affiliate.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
IndyMac Seconds Asset Backed Trust, Series 2006-A-A REMIC, 2.35%, 06/25/36	05/22/06	695	91	—
SACO I Inc., Series 2006-A-6 REMIC, 2.35%, 06/25/36	05/30/06	89	88	—
		784	179	—

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/Lazard Emerging Markets Fund
COMMON STOCKS 97.6%
Argentina 1.1%
YPF SA - Class D - ADR	722	9,810
Brazil 7.8%
AMBEV SA - ADR	2,205	10,211
Banco do Brasil SA	2,209	16,232
BB Seguridade Participacoes SA	1,869	11,871
CCR SA	2,970	7,708
Cia de Saneamento Basico do Estado de Sao Paulo	796	4,785
Cielo SA	2,797	11,955
Petrobras Distribuidora SA	1,163	5,436
		68,198
China 19.7%
AAC Technologies Holdings Inc.	627	9,044
Anhui Conch Cement Co. Ltd. - Class H	991	5,688
Baidu.com - Class A - ADR (a)	58	14,076
China Construction Bank Corp. - Class H	45,781	42,417
China Mobile Ltd. - ADR	658	29,208
China Shenhua Energy Co. Ltd. - Class H	3,087	7,334
CNOOC Ltd.	5,372	9,363
ENN Energy Holdings Ltd.	1,177	11,632
Hengan International Group Co. Ltd.	776	7,459
NetEase.com Inc. - ADR	83	21,042
Weichai Power Co. Ltd. - Class H	10,460	14,477
		171,740
Egypt 1.1%
Commercial International Bank Egypt SAE - GDR	1,889	9,319
Hong Kong 0.1%
ASM Pacific Technology Ltd.	90	1,143
Hungary 1.7%
OTP Bank Plc	412	14,878
India 8.9%
Axis Bank Ltd.	2,030	15,146
Bajaj Auto Ltd.	171	7,054
HCL Technologies Ltd.	589	7,972
Hero Motocorp Ltd.	244	12,453
Infosys Technologies Ltd. - ADR	167	3,239
Punjab National Bank (a)	3,770	4,194
Tata Consultancy Services Ltd.	1,005	27,122
		77,180
Indonesia 4.8%
Astra International Tbk PT	17,131	7,892
Bank Mandiri Persero Tbk PT	33,887	16,308
Semen Gresik Persero Tbk PT	9,238	4,615
Telekomunikasi Indonesia Persero Tbk PT - ADR (b)	519	13,501
		42,316
Malaysia 0.7%
British American Tobacco Malaysia Bhd	680	5,856
Mexico 3.5%
America Movil SAB de CV - Class L - ADR	1,088	18,125
Grupo Mexico SAB de CV - Class B	2,203	6,251
Kimberly-Clark de Mexico SAB de CV - Class A (b)	3,564	6,017
		30,393
Pakistan 1.8%
Habib Bank Ltd.	2,320	3,175
Oil & Gas Development Co. Ltd.	3,177	4,084
Pakistan Petroleum Ltd.	4,566	8,098
		15,357
Philippines 0.7%
PLDT Inc. - ADR (b)	249	5,825
	Shares/Par[1]	Value ($)
Russian Federation 10.2%
Alrosa AO	9,497	15,144
Gazprom OAO Via Gaz Capital SA - ADR	2,088	9,186
Lukoil PJSC - ADR	222	15,235
Magnit PJSC - GDR	412	7,396
Mobile Telesystems PJSC - ADR	1,354	11,958
Sberbank of Russia - ADR (b)	2,052	29,647
		88,566
South Africa 9.6%
Bidvest Group Ltd.	645	9,252
Imperial Holdings Ltd.	694	9,938
Life Healthcare Group Holdings Ltd. (b)	3,411	6,167
Nedbank Group Ltd.	430	7,806
PPC Ltd. (a)	5,647	2,973
Sanlam Ltd.	1,502	7,642
Shoprite Holdings Ltd.	918	14,735
Standard Bank Group Ltd.	719	10,029
Vodacom Group Ltd. (b)	1,003	8,956
Woolworths Holdings Ltd.	1,510	6,091
		83,589
South Korea 15.8%
Coway Co. Ltd.	149	11,557
Hyundai Mobis	63	11,872
KB Financial Group Inc.	257	12,165
Korea Life Insurance Co. Ltd.	1,266	6,024
KT&G Corp.	80	7,647
Samsung Electronics Co. Ltd.	926	38,846
Shinhan Financial Group Co. Ltd.	490	19,069
SK Hynix Inc.	397	30,646
		137,826
Taiwan 4.8%
Hon Hai Precision Industry Co. Ltd. - GDR	2,058	11,143
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	839	30,680
		41,823
Thailand 1.1%
Kasikornbank PCL	562	3,392
Siam Cement PCL	483	6,019
		9,411
Turkey 4.2%
Akbank T.A.S.	3,596	5,881
KOC Holding A/S	2,421	7,496
Tupras Turkiye Petrol Rafinerileri A/S	449	10,568
Turk Telekomunikasyon A/S (a)	6,360	6,918
Turkiye Is Bankasi - Class C	4,605	5,725
		36,588
Total Common Stocks (cost $830,591)		849,818
SHORT TERM INVESTMENTS 5.1%
Investment Companies 2.4%
JNL Government Money Market Fund - Institutional Class, 1.79% (c) (d)	21,042	21,042
Securities Lending Collateral 2.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95% (d)	23,604	23,604
Total Short Term Investments (cost $44,646)		44,646
Total Investments 102.7% (cost $875,237)		894,464
Other Assets and Liabilities, Net (2.7)%		(23,358)
Total Net Assets 100.0%		871,106

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
HKD/USD	SSB	07/03/18	HKD	3,114	397	—
					397	—

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital Consumer Staples Sector Fund
COMMON STOCKS 99.1%
Consumer Staples 99.1%
Altria Group Inc.	25	1,404
Andersons Inc.	—	8
Archer-Daniels-Midland Co.	8	359
Avon Products Inc. (a)	4	7
B&G Foods Inc. (b)	1	19
Boston Beer Co. Inc. - Class A (a)	—	24
Brown-Forman Corp. - Class B	4	179
Bunge Ltd.	2	141
Calavo Growers Inc. (b)	—	14
Cal-Maine Foods Inc. (a)	—	13
Campbell Soup Co. (b)	3	104
Casey's General Stores Inc.	1	53
Central Garden & Pet Co. (a)	—	4
Central Garden & Pet Co. - Class A (a)	—	14
Chefs' Warehouse Inc. (a)	—	6
Church & Dwight Co. Inc.	4	193
Clorox Co.	2	232
Coca-Cola Bottling Co.	—	6
Coca-Cola Co.	53	2,306
Colgate-Palmolive Co.	11	733
ConAgra Brands Inc.	6	204
Constellation Brands Inc. - Class A	2	491
Costco Wholesale Corp.	5	1,104
Coty Inc. - Class A	6	85
Darling Ingredients Inc. (a)	2	43
Dean Foods Co.	1	9
Dr. Pepper Snapple Group Inc.	3	310
e.l.f. Beauty Inc. (a) (b)	—	3
Edgewell Personal Care Co. (a)	1	33
Energizer Holdings Inc.	1	44
Estee Lauder Cos. Inc. - Class A	3	443
Farmer Bros. Co. (a)	—	2
Flowers Foods Inc. (b)	2	42
Fresh Del Monte Produce Inc.	—	19
Freshpet Inc. (a) (b)	—	5
General Mills Inc.	8	351
Hain Celestial Group Inc. (a)	1	32
Herbalife Nutrition Ltd. (a)	2	86
Hershey Co.	2	187
Hormel Foods Corp. (b)	4	163
Hostess Brands Inc. - Class A (a)	1	14
HRG Group Inc. (a)	1	17
Ingles Markets Inc. - Class A	—	3
Ingredion Inc.	1	102
Inter Parfums Inc.	—	8
J&J Snack Foods Corp.	—	21
JM Smucker Co.	1	151
John B. Sanfilippo & Son Inc.	—	6
Kellogg Co.	4	262
Kimberly-Clark Corp.	5	510
Kraft Heinz Foods Co.	8	519
Kroger Co.	12	339
Lamb Weston Holdings Inc.	2	142
Lancaster Colony Corp.	—	24
Landec Corp. (a)	—	3
McCormick & Co. Inc.	2	198
Medifast Inc.	—	15

	Shares/Par[1]	Value ($)
MGP Ingredients Inc.	—	9
Molson Coors Brewing Co. - Class B	3	180
Mondelez International Inc. - Class A	20	826
Monster Beverage Corp. (a)	6	330
National Beverage Corp. (b)	—	11
Nu Skin Enterprises Inc. - Class A	1	56
PepsiCo Inc.	19	2,026
Performance Food Group Co. (a)	1	35
Philip Morris International Inc.	20	1,644
Pinnacle Foods Inc.	2	124
Post Holdings Inc. (a)	1	73
PriceSmart Inc.	—	18
Procter & Gamble Co.	33	2,561
Rite Aid Corp. (a) (b)	10	17
Sanderson Farms Inc.	—	20
Seaboard Corp.	—	12
Simply Good Foods Co. (a) (b)	1	7
Smart & Final Stores Inc. (a)	—	1
SpartanNash Co.	—	8
Spectrum Brands Holdings Inc. (b)	—	19
Sprouts Farmers Market Inc. (a)	2	36
Supervalu Inc. (a) (b)	—	10
Sysco Corp.	7	467
Tootsie Roll Industries Inc. (b)	—	5
TreeHouse Foods Inc. (a)	1	37
Tyson Foods Inc. - Class A	4	284
United Natural Foods Inc. (a)	1	20
Universal Corp.	—	14
US Foods Holding Corp. (a)	3	119
USANA Health Sciences Inc. (a)	—	12
Vector Group Ltd.	1	26
Village Super Market Inc. - Class A	—	2
Walgreens Boots Alliance Inc.	11	687
Walmart Inc.	20	1,684
WD-40 Co.	—	19
Weis Markets Inc.	—	6
Total Common Stocks (cost $23,835)		23,214
INVESTMENT COMPANIES 0.2%
Vanguard Consumer Staples ETF (b)	—	40
Total Investment Companies (cost $41)		40
SHORT TERM INVESTMENTS 1.3%
Investment Companies 0.6%
JNL Government Money Market Fund - Institutional Class, 1.79% (c) (d)	144	144
Securities Lending Collateral 0.7%
Securities Lending Cash Collateral Fund LLC, 1.99% (c) (d)	161	161
Treasury Securities 0.0%
U.S. Treasury Bill
1.94%, 09/06/18 (e) (f)	6	6
Total Short Term Investments (cost $311)		311
Total Investments 100.6% (cost $24,187)		23,565
Other Assets and Liabilities, Net (0.6)%		(148)
Total Net Assets 100.0%		23,417

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
E-mini Consumer Staples Select Sector	2	September 2018	102	—	1

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital Emerging Markets Index Fund *
COMMON STOCKS 96.2%
Australia 0.0%
Other Securities		427
Brazil 3.8%
AMBEV SA	1,211	5,625
Banco Bradesco SA	253	1,580
Odontoprev SA	65	222
Petrobras Distribuidora SA	91	423
Petroleo Brasileiro SA	764	3,827
Vale SA	813	10,367
Other Securities		28,614
		50,658
Chile 1.0%
Other Securities		13,209
China 27.5%
AECC Aviation Power Co. Ltd. - Class A	3	11
Agricultural Bank of China Ltd. - Class A	124	65
Air China Ltd. - Class A	7	10
Air China Ltd. - Class H	462	447
Alibaba Group Holding Ltd. - ADS (a)	296	54,991
Alibaba Health Information Technology Ltd. (a)	838	811
Alibaba Pictures Group Ltd. (a) (b)	3,400	373
Angang Steel Co. Ltd. - Class A	17	14
AVIC Aircraft Co. Ltd. - Class A	4	10
AVIC Capital Co. Ltd. - Class A	14	10
Baidu.com - Class A - ADR (a)	71	17,201
Bank of China Ltd. - Class A	51	28
Bank of China Ltd. - Class H	20,430	10,144
Baoshan Iron & Steel Co. Ltd.	26	30
Beijing Capital International Airport Co. Ltd. - Class H	482	509
China Agri-Industries Holdings Ltd.	536	205
China CITIC Bank Corp. Ltd. - Class A	8	7
China CITIC Bank Corp. Ltd. - Class H	2,239	1,402
China Coal Energy Co. - Class H	523	217
China Communications Construction Co. Ltd. - Class A	3	6
China Communications Constructions Co. Ltd. - Class H	1,125	1,088
China Construction Bank Corp. - Class A	28	27
China Construction Bank Corp. - Class H	24,660	22,848
China COSCO Holdings Co. Ltd. - Class H (a)	651	300
China Eastern Airlines Corp. Ltd. - Class A	17	17
China Eastern Airlines Corp. Ltd. - Class H	364	247
China Everbright Bank Co. Ltd. - Class A	34	19
China Huarong Asset Management Co. Ltd. - Class H	2,685	778
China International Capital Corp. - Class H	267	478
China International Travel Service Corp. Ltd.	3	26
China Life Insurance Co. Ltd. - Class A	2	6
China Life Insurance Co. Ltd. - Class H	1,912	4,947
China Literature Ltd. (a) (b)	46	435
China Longyuan Power Group Corp. - Class H	781	630
China Merchants Bank Co. Ltd. - Class A	28	111
China Merchants Holdings International Co. Ltd.	320	651
China Merchants Shekou Industrial Zone Holdings Co. - Class A	9	26
China Mobile Ltd.	1,574	14,006
China National Chemical Engineering Group Corp. - Class A	9	9
China National Nuclear Power Co. Ltd. - Class A	16	13
China Nuclear Engineering Group Corp. Ltd. - Class A	2	3
China Petroleum & Chemical Corp. - Class A	27	27
China Petroleum & Chemical Corp. - Class H	6,554	5,888
China Railway Construction Corp. Ltd. - Class A	10	12
China Railway Construction Corp. Ltd. - Class H	539	549
China Railway Group Ltd. - Class H	1,016	768
China Railway Signal & Communication Corp. Ltd. - Class H	383	273
China Reinsurance Corp. - Class H	1,504	330
China Resources Cement Holdings Ltd.	508	515
China Resources Pharmaceutical Group Ltd.	359	499
	Shares/Par[1]	Value ($)
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. - Class A	2	9
China Shenhua Energy Co. Ltd. - Class H	854	2,030
China Southern Airlines Co. Ltd. - Class A	15	19
China Southern Airlines Co. Ltd. - Class H	460	363
China Spacesat Co. Ltd. - Class A	3	8
China State Construction Engineering Corp. Ltd. - Class A	58	48
China Telecom Corp. Ltd. - Class H	3,522	1,648
China Travel International Investment Hong Kong Ltd.	564	220
China Yangtze Power Co. Ltd. - Class A	21	52
Chongqing Chang'an Industry Co. Ltd. - Class A	11	15
CNOOC Ltd.	4,590	8,000
CRRC Corp. Ltd. - Class A	28	32
CRRC Corp. Ltd. - Class H	1,066	829
Ctrip.com International Ltd. - ADR (a)	101	4,787
Daqin Railway Co. Ltd. - Class A	19	24
Dongxing Securities Co. Ltd. - Class A	5	9
Huadian Power International Corp. Ltd. - Class H	382	151
Huaneng Renewables Corp. Ltd. - Class H	1,184	395
Industrial & Commercial Bank of China Ltd. - Class A	68	54
Industrial & Commercial Bank of China Ltd. - Class H	17,840	13,357
JD.com Inc. - Class A - ADR (a)	185	7,216
NetEase.com Inc. - ADR	20	5,129
Nexteer Automotive Group Ltd.	209	309
Offshore Oil Engineering Co. Ltd. - Class A	8	7
PetroChina Co. Ltd. - Class A	14	17
PetroChina Co. Ltd. - Class H	5,407	4,161
Ping An Bank Co. Ltd. - Class A	23	31
Ping An Insurance Co. of China Ltd. - Class A	11	101
Ping An Insurance Group Co. of China Ltd. - Class H	1,346	12,416
Postal Savings Bank of China Co. Ltd. - Class H	727	474
Power Construction Corp. of China Ltd. - Class A	13	10
SDIC Capital Co. Ltd. - Class A	4	5
Shenwang Hongyuan Group Co. Ltd. - Class A	24	16
Sinopec Engineering Group Co Ltd - Class H	333	349
Sinopec Shanghai Petrochemical Co. Ltd. - Class A	7	6
Sinopec Shanghai Petrochemical Co. Ltd. - Class H	928	567
Sinopharm Group Co. Ltd. - Class H	297	1,195
Tencent Holdings Ltd.	1,461	73,657
Unisplendour Co. Ltd. - Class A	1	7
Zhongjin Gold Corp. Ltd. - Class A	6	6
Zhuzhou CSR Times Electric Co. Ltd. - Class H	150	714
Other Securities		91,054
		371,514
Colombia 0.3%
Other Securities		4,205
Czech Republic 0.2%
Other Securities		2,382
Egypt 0.1%
Other Securities		1,844
Greece 0.3%
Other Securities		4,160
Hong Kong 5.0%
Agricultural Bank of China Ltd. - Class H	7,490	3,505
AviChina Industry & Technology Co. Ltd. - Class H	478	285
CGN Power Co. Ltd.	2,707	701
China Cinda Asset Management Co. Ltd. - Class H	2,220	714
China Galaxy Securities Co. Ltd. - Class H (b)	805	414
China Jinmao Holdings Group Ltd.	1,338	674
China Merchants Bank Co. Ltd. - Class H	1,002	3,708
China Oilfield Services Ltd. - Class H	466	445
China Overseas Land & Investment Ltd.	966	3,188
China Power International Development Ltd.	1,092	252
China Resources Enterprise Ltd.	376	1,831
China Resources Gas Group Ltd.	226	981
China Resources Land Ltd.	707	2,385
China Resources Power Holdings Co. Ltd.	479	845
China State Construction International Holdings Ltd.	526	543
China Taiping Insurance Holdings Co. Ltd.	399	1,249
China Unicom Hong Kong Ltd.	1,521	1,901
CITIC Pacific Ltd.	1,547	2,179
Kunlun Energy Co. Ltd.	820	719

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
People's Insurance Co. Group of China Ltd. - Class H	2,044	962
PICC Property & Casualty Co. Ltd. - Class H	1,715	1,853
Sinotrans Ltd. - Class H	526	278
Other Securities		37,676
		67,288
Hungary 0.3%
Other Securities		3,619
India 8.6%
Bharat Heavy Electricals Ltd.	201	212
Bharat Petroleum Corp. Ltd.	191	1,042
Coal India Ltd.	179	692
Container Corp. of India Ltd.	44	419
GAIL India Ltd.	203	1,015
Hindustan Petroleum Corp. Ltd.	148	559
Hindustan Unilever Ltd.	168	4,027
Housing Development Finance Corp.	406	11,314
Indian Oil Corp. Ltd.	376	860
Infosys Ltd.	448	8,586
NTPC Ltd.	513	1,196
Oil & Natural Gas Corp. Ltd.	370	862
Power Grid Corp. of India Ltd.	405	1,108
Reliance Industries Ltd.	732	10,435
Rural Electrification Corp. Ltd.	165	252
State Bank of India (a)	441	1,670
Tata Consultancy Services Ltd.	236	6,362
Other Securities		65,439
		116,050
Indonesia 1.9%
Bank Mandiri Persero Tbk PT	4,680	2,252
Bank Negara Indonesia Persero Tbk PT	2,035	1,001
Bank Rakyat Indonesia Persero Tbk PT	14,297	2,839
Jasa Marga Persero Tbk PT	546	159
Perusahaan Gas Negara PT	2,843	397
Semen Gresik Persero Tbk PT	662	331
Telekomunikasi Indonesia Persero Tbk PT - Class B	12,929	3,383
Waskita Karya Persero Tbk PT	1,536	207
Other Securities		15,028
		25,597
Luxembourg 0.1%
Other Securities		657
Malaysia 2.3%
Public Bank Bhd	745	4,315
Other Securities		27,140
		31,455
Mexico 2.8%
America Movil SAB de CV - Class L	8,670	7,228
Fomento Economico Mexicano SAB de CV	502	4,417
Other Securities		25,927
		37,572
Pakistan 0.1%
Other Securities		906
Peru 0.3%
Credicorp Ltd.	18	3,993
Other Securities		611
		4,604
Philippines 0.9%
Other Securities		12,695
Poland 1.1%
Other Securities		14,838
Qatar 0.8%
Qatar National Bank	116	4,842
Other Securities		6,201
		11,043
Romania 0.1%
Other Securities		837
Russian Federation 3.4%
Gazprom OAO	2,736	6,141
Lukoil OAO	109	7,608
Rosneft PJSC	303	1,914
RusHydro JSC	27,774	299
	Shares/Par[1]	Value ($)
Sberbank of Russia	2,771	9,629
Tatneft OAO	389	4,187
VTB Bank OJSC	851,905	653
Other Securities		15,823
		46,254
Singapore 0.0%
BOC Aviation Ltd.	52	323
South Africa 6.2%
FirstRand Ltd.	863	4,009
Liberty Holdings Ltd.	28	233
Naspers Ltd. - Class N	112	28,600
Sasol Ltd.	142	5,208
Standard Bank Group Ltd.	333	4,645
Other Securities		41,218
		83,913
South Korea 13.8%
Celltrion Inc. (a) (b)	21	5,706
Celltrion Pharm Inc. (a)	4	329
Hyundai Motor Co.	40	4,534
KB Financial Group Inc.	103	4,868
LG Chem Ltd.	12	3,532
NHN Corp.	7	4,932
POSCO	20	6,023
Posco Daewoo Corp.	10	192
Samsung Electronics Co. Ltd.	1,235	51,772
Samsung Engineering Co. Ltd. (a)	41	579
Shinhan Financial Group Co. Ltd.	110	4,298
SK Hynix Inc.	150	11,546
Other Securities		88,182
		186,493
Taiwan 11.6%
Formosa Plastics Corp.	1,163	4,292
Hon Hai Precision Industry Co. Ltd.	4,226	11,578
Largan Precision Co. Ltd.	26	3,847
MediaTek Inc.	387	3,824
Taiwan Semiconductor Manufacturing Co. Ltd.	6,321	45,090
Other Securities		88,238
		156,869
Thailand 2.2%
Airports of Thailand PCL	60	114
Airports of Thailand PCL - NVDR	1,083	2,057
Krung Thai Bank PCL	155	78
Krung Thai Bank PCL - NVDR	786	396
PTT Exploration & Production PCL - NVDR	342	1,460
PTT PCL	183	266
PTT PCL - NVDR	2,549	3,709
Other Securities		21,235
		29,315
Turkey 0.7%
Other Securities		10,059
United Arab Emirates 0.6%
Other Securities		8,530
United Kingdom 0.2%
Other Securities		2,570
Total Common Stocks (cost $1,165,428)		1,299,886
PREFERRED STOCKS 3.2%
Brazil 2.0%
Banco Bradesco SA (c)	868	6,002
Itau Unibanco Holding SA (c)	830	8,606
Petroleo Brasileiro SA (c)	1,007	4,464
Other Securities		7,857
		26,929
Chile 0.1%
Other Securities		1,719
Colombia 0.1%
Other Securities		2,104
Mexico 0.2%
Other Securities		2,316
Russian Federation 0.1%
AK Transneft OAO	-	278

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Other Securities		878
		1,156
South Korea 0.7%
Hyundai Motor Co.	6	446
Hyundai Motor Co.	9	754
LG Chem Ltd.	2	343
Samsung Electronics Co. Ltd.	221	7,452
Other Securities		661
		9,656
Total Preferred Stocks (cost $44,908)		43,880
OTHER EQUITY INTERESTS 0.0%
Romania 0.0%
Other Securities		—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 1.1%
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 1.79% (d) (e)	4,449	4,449
	Shares/Par[1]	Value ($)
Securities Lending Collateral 0.7%
Securities Lending Cash Collateral Fund LLC, 1.99% (d) (e)	9,343	9,343
Treasury Securities 0.1%
U.S. Treasury Bill
1.94%, 09/06/18 (f) (g)	865	862
Total Short Term Investments (cost $14,654)		14,654
Total Investments 100.5% (cost $1,224,990)		1,358,420
Other Derivative Instruments 0.0%		251
Other Assets and Liabilities, Net (0.5)%		(7,644)
Total Net Assets 100.0%		1,351,027

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Convertible security.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

(f) All or a portion of the security is pledged or segregated as collateral.

(g) The coupon rate represents the yield to maturity.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Mini MSCI Emerging Markets Index	241	September 2018	13,392	251	(579)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital European 30 Fund
COMMON STOCKS 95.4%
Belgium 2.5%
Belgacom SA	483	10,867
France 6.1%
Compagnie Generale des Etablissements Michelin	107	13,034
Renault SA	156	13,238
		26,272
Germany 16.4%
Allianz SE	68	13,994
Bayerische Motoren Werke AG	151	13,686
Daimler AG	185	11,886
Hannover Rueck SE	125	15,511
Muenchener Rueckversicherungs AG	72	15,251
		70,328
Italy 9.8%
Enel SpA	2,538	14,049
Snam Rete Gas SpA	3,243	13,529
Terna Rete Elettrica Nazionale SpA (a)	2,704	14,581
		42,159
Netherlands 3.4%
Randstad NV	247	14,476
Norway 8.7%
Equinor ASA	712	18,826
Marine Harvest ASA	941	18,684
		37,510
Spain 10.4%
Banco Bilbao Vizcaya Argentaria SA	1,837	12,965
Enagas SA	548	16,014
Endesa SA (a)	725	15,977
		44,956
Sweden 2.9%
Nordea Bank AB	1,289	12,383
Switzerland 9.2%
Adecco Group AG	202	11,900
Novartis AG	188	14,236
Swisscom AG (a)	30	13,341
		39,477
	Shares/Par[1]	Value ($)
United Kingdom 26.0%
Aviva Plc	2,328	15,470
Barratt Developments Plc	1,812	12,287
BT Group Plc	4,392	12,629
Fiat Chrysler Automobiles NV (b)	791	15,027
Fresnillo Plc	846	12,727
Imperial Brands Plc	378	14,035
SSE Plc	909	16,233
Taylor Wimpey Plc	5,690	13,443
		111,851
Total Common Stocks (cost $448,905)		410,279
PREFERRED STOCKS 4.0%
Switzerland 4.0%
Lindt & Spruengli AG (c)	3	17,067
Total Preferred Stocks (cost $14,808)		17,067
SHORT TERM INVESTMENTS 3.6%
Investment Companies 0.0%
JNL Government Money Market Fund - Institutional Class, 1.79% (d) (e)	195	195
Securities Lending Collateral 3.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95% (e)	15,253	15,253
Treasury Securities 0.0%
U.S. Treasury Bill
1.94%, 09/06/18 (f) (g)	125	125
Total Short Term Investments (cost $15,572)		15,573
Total Investments 103.0% (cost $479,285)		442,919
Other Derivative Instruments 0.0%		11
Other Assets and Liabilities, Net (3.0)%		(12,971)
Total Net Assets 100.0%		429,959

(a) All or portion of the security was on loan.

(b) Non-income producing security.

(c) Convertible security.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

(f) All or a portion of the security is pledged or segregated as collateral.

(g) The coupon rate represents the yield to maturity.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Euro STOXX 50	30	September 2018	EUR	1,020	14	(2)
FTSE 100 Index	5	September 2018	GBP	379	3	1
					17	(1)

Forward Foreign Currency Contract

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
EUR/USD	BOA	09/19/18	EUR	124	146	(2)
EUR/USD	CIT	09/19/18	EUR	124	146	(1)
EUR/USD	GSC	09/19/18	EUR	124	146	(1)
EUR/USD	GSC	09/19/18	EUR	564	662	3
EUR/USD	HSB	09/19/18	EUR	95	111	(1)
EUR/USD	UBS	09/19/18	EUR	124	146	(2)
EUR/USD	UBS	09/19/18	EUR	372	436	2
GBP/USD	BOA	09/19/18	GBP	70	92	(1)
GBP/USD	CIT	09/19/18	GBP	70	93	(1)
GBP/USD	GSC	09/19/18	GBP	250	330	(3)
GBP/USD	HSB	09/19/18	GBP	53	70	(1)
GBP/USD	UBS	09/19/18	GBP	70	92	(1)
GBP/USD	UBS	09/19/18	GBP	76	100	1
USD/EUR	CIT	09/19/18	EUR	(137)	(161)	(1)
USD/EUR	GSC	09/19/18	EUR	(68)	(80)	—
USD/EUR	SCB	09/19/18	EUR	(360)	(422)	(2)
USD/EUR	SCB	09/19/18	EUR	(240)	(281)	—
USD/EUR	UBS	09/19/18	EUR	(139)	(163)	2
USD/GBP	RBC	09/19/18	GBP	(166)	(219)	(1)
USD/GBP	RBC	09/19/18	GBP	(229)	(303)	4
					941	(6)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital Industrials Sector Fund *
COMMON STOCKS 100.2%
Industrials 100.0%
3M Co.	9	1,710
AMETEK Inc.	3	243
Boeing Co.	8	2,738
Caterpillar Inc.	9	1,183
Cintas Corp.	1	244
CoStar Group Inc. (a)	1	217
CSX Corp.	12	784
Cummins Inc.	2	305
Deere & Co.	4	626
Eaton Corp. Plc	6	480
Emerson Electric Co.	9	640
Equifax Inc.	2	219
Expeditors International of Washington Inc.	3	188
Fastenal Co.	4	202
FedEx Corp.	4	843
Fortive Corp.	5	352
General Dynamics Corp.	4	686
General Electric Co.	127	1,725
Harris Corp.	2	250
Honeywell International Inc.	11	1,581
IHS Markit Ltd. (a)	6	300
Illinois Tool Works Inc.	4	621
Ingersoll-Rand Plc	4	323
Johnson Controls International Plc	14	452
L3 Technologies Inc.	1	219
Lockheed Martin Corp.	4	1,108
Norfolk Southern Corp.	4	625
Northrop Grumman Systems Corp.	2	742
PACCAR Inc.	5	318
Parker Hannifin Corp.	2	302
Raytheon Co.	4	813
Republic Services Inc.	3	231
Rockwell Automation Inc.	2	310
Rockwell Collins Inc.	2	322
Roper Industries Inc.	2	414

	Shares/Par[1]	Value ($)
Stanley Black & Decker Inc.	2	298
Textron Inc.	4	251
TransDigm Group Inc.	1	236
TransUnion LLC	3	192
Union Pacific Corp.	11	1,627
United Parcel Service Inc. - Class B	10	1,067
United Rentals Inc. (a)	1	181
United Technologies Corp.	11	1,386
Verisk Analytics Inc. (a)	2	246
Waste Connections Inc.	4	289
Waste Management Inc.	6	514
WW Grainger Inc.	1	214
XPO Logistics Inc. (a)	2	175
Xylem Inc.	3	177
Other Securities		11,697
		40,866
Information Technology 0.2%
Other Securities		66
Total Common Stocks (cost $42,843)		40,932
INVESTMENT COMPANIES 0.0%
Other Securities		18
Total Investment Companies (cost $17)		18
SHORT TERM INVESTMENTS 0.6%
Securities Lending Collateral 0.6%
Securities Lending Cash Collateral Fund LLC, 1.99% (b) (c)	241	241
Treasury Securities 0.0%
U.S. Treasury Bill
1.94%, 09/06/18 (d) (e)	19	19
Total Short Term Investments (cost $260)		260
Total Investments 100.8% (cost $43,120)		41,210
Other Assets and Liabilities, Net (0.8)%		(344)
Total Net Assets 100.0%		40,866

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) The coupon rate represents the yield to maturity.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
E-mini Industrial Select Sector	3	September 2018	230	—	(15)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital Materials Sector Fund
COMMON STOCKS 100.0%
Materials 100.0%
A. Schulman Inc.	2	79
AdvanSix Inc. (a)	2	66
AgroFresh Solutions Inc. (a)	1	9
Air Products & Chemicals Inc.	13	1,987
AK Steel Holding Corp. (a) (b)	19	82
Albemarle Corp.	6	606
Alcoa Corp. (a)	11	508
Allegheny Technologies Inc. (a)	7	184
American Vanguard Corp.	2	38
AptarGroup Inc.	4	337
Ashland Global Holdings Inc.	4	283
Avery Dennison Corp.	5	523
Axalta Coating Systems Ltd. (a)	13	388
Balchem Corp.	2	183
Ball Corp.	19	686
Bemis Co. Inc.	5	224
Berry Global Group Inc. (a)	8	350
Boise Cascade Co.	2	103
Cabot Corp.	4	222
Carpenter Technology Corp. (b)	3	144
Celanese Corp. - Class A	8	874
Century Aluminum Co. (a)	3	46
CF Industries Holdings Inc.	14	602
Chase Corp.	—	48
Chemours Co.	11	471
Clearwater Paper Corp. (a)	1	20
Cleveland-Cliffs Inc. (a)	16	139
Coeur d'Alene Mines Corp. (a)	11	85
Commercial Metals Co.	7	144
Compass Minerals International Inc. (b)	2	130
Crown Holdings Inc. (a)	8	349
Domtar Corp.	4	174
DowDuPont Inc.	136	8,942
Eagle Materials Inc.	3	297
Eastman Chemical Co.	8	830
Ecolab Inc.	15	2,126
Ferro Corp. (a)	5	100
FMC Corp.	8	696
Forterra Inc. (a)	1	14
Freeport-McMoRan Inc. - Class B	80	1,385
FutureFuel Corp.	1	20
GCP Applied Technologies Inc. (a)	4	116
Graphic Packaging Holding Co.	18	261
Greif Inc. - Class A	2	82
Greif Inc. - Class B	—	13
Hawkins Inc.	1	19
Haynes International Inc.	1	26
HB Fuller Co.	3	158
Hecla Mining Co.	24	84
Huntsman Corp.	13	370
Ingevity Corp. (a)	2	198
Innophos Holdings Inc.	1	56
Innospec Inc.	1	111
International Flavors & Fragrances Inc.	5	568
International Paper Co.	23	1,192
Intrepid Potash Inc. (a)	6	26
Kaiser Aluminum Corp. (b)	1	104
KapStone Paper and Packaging Corp.	5	176
KMG Chemicals Inc.	1	60
Koppers Holdings Inc. (a)	1	44
Kraton Corp. (a)	2	83
Kronos Worldwide Inc.	1	30
Louisiana-Pacific Corp.	8	230
LyondellBasell Industries NV - Class A	20	2,147
Martin Marietta Materials Inc.	4	814
Materion Corp.	1	60
McEwen Mining Inc. (b)	15	32
Mercer International Inc.	2	41
Minerals Technologies Inc.	2	156
Mosaic Co.	21	596
Myers Industries Inc.	1	29
	Shares/Par[1]	Value ($)
Neenah Inc.	1	86
NewMarket Corp.	1	222
Newmont Mining Corp.	31	1,174
Nucor Corp.	19	1,159
Olin Corp.	10	279
Omnova Solutions Inc. (a)	2	26
Owens-Illinois Inc. (a)	9	160
P.H. Glatfelter Co.	2	47
Packaging Corp. of America	5	613
Platform Specialty Products Corp. (a)	13	155
PolyOne Corp.	5	204
PPG Industries Inc.	15	1,511
PQ Group Holdings Inc. (a)	2	43
Praxair Inc.	17	2,647
Quaker Chemical Corp.	1	121
Rayonier Advanced Materials Inc.	3	49
Reliance Steel & Aluminum Co.	4	371
Resolute Forest Products Inc. (a)	3	32
Royal Gold Inc.	4	353
RPM International Inc.	8	453
Ryerson Holding Corp. (a)	1	10
Schnitzer Steel Industries Inc. - Class A	2	55
Schweitzer-Mauduit International Inc.	2	80
Scotts Miracle-Gro Co. - Class A	2	207
Sealed Air Corp.	10	414
Sensient Technologies Corp.	2	180
Sherwin-Williams Co.	5	2,010
Silgan Holdings Inc.	5	122
Sonoco Products Co.	6	304
Steel Dynamics Inc.	14	630
Stepan Co.	1	95
Summit Materials Inc. - Class A (a)	6	169
SunCoke Energy Inc. (a)	3	42
TimkenSteel Corp. (a)	2	33
Tredegar Corp.	1	32
Trinseo SA	2	179
Tronox Ltd. - Class A	5	107
United States Lime & Minerals Inc.	—	10
United States Steel Corp.	10	355
US Concrete Inc. (a) (b)	1	46
Valvoline Inc.	12	251
Venator Materials Plc (a)	3	48
Verso Corp. - Class A (a)	2	46
Vulcan Materials Co.	8	998
Warrior Met Coal Inc. (b)	2	62
Westlake Chemical Corp.	2	243
WestRock Co.	15	844
Worthington Industries Inc.	3	114
WR Grace & Co.	4	288
Total Common Stocks (cost $53,857)		50,055
INVESTMENT COMPANIES 0.3%
Vanguard Materials ETF (b)	1	122
Total Investment Companies (cost $122)		122
SHORT TERM INVESTMENTS 1.4%
Investment Companies 0.5%
JNL Government Money Market Fund - Institutional Class, 1.79% (c) (d)	263	263
Securities Lending Collateral 0.9%
Securities Lending Cash Collateral Fund LLC, 1.99% (c) (d)	444	444
Treasury Securities 0.0%
U.S. Treasury Bill
1.94%, 09/06/18 (e) (f)	8	8
Total Short Term Investments (cost $715)		715
Total Investments 101.7% (cost $54,694)		50,892
Other Assets and Liabilities, Net (1.7)%		(846)
Total Net Assets 100.0%		50,046

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

(e) All or a portion of the security is pledged or segregated as collateral.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

(f) The coupon rate represents the yield to maturity.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
E-mini Materials Select Sector	2	September 2018	129	—	(6)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital Pacific Rim 30 Fund
COMMON STOCKS 99.3%
Australia 32.1%
AGL Energy Ltd.	534	8,879
Amcor Ltd.	848	9,051
Fortescue Metals Group Ltd.	2,508	8,166
GPT Group	2,479	9,281
Newcrest Mining Ltd.	563	9,127
QBE Insurance Group Ltd.	1,212	8,737
Sonic Health Care Ltd.	567	10,286
Stockland	2,941	8,645
Telstra Corp. Ltd.	3,525	6,834
Wesfarmers Ltd.	293	10,701
		89,707
Hong Kong 6.9%
CK Hutchison Holdings Ltd.	804	8,540
CLP Holdings Ltd.	1,007	10,846
		19,386
Japan 50.7%
Aozora Bank Ltd.	257	9,802
Central Japan Railway Co.	56	11,494
Daicel Corp.	877	9,691
Nissan Motor Co. Ltd.	1,014	9,861
Nomura Holdings Inc.	1,676	8,147
Nomura Real Estate Holdings Inc.	441	9,798
ORIX Corp.	581	9,208
Sekisui House Ltd.	556	9,823
Shimamura Co. Ltd.	93	8,207
Sompo Holdings Inc.	256	10,366
Sumitomo Electric Industries Ltd.	595	8,855
Tohoku Electric Power Co. Inc.	787	9,602

	Shares/Par[1]	Value ($)
Tosoh Corp.	436	6,741
Toyota Motor Corp.	155	10,041
West Japan Railway Co.	137	10,081
		141,717
New Zealand 3.5%
Spark New Zealand Ltd.	3,906	9,869
Singapore 6.1%
Ascendas REIT	4,854	9,411
Jardine Cycle & Carriage Ltd.	328	7,663
		17,074
Total Common Stocks (cost $304,996)		277,753
INVESTMENT COMPANIES 0.4%
United States of America 0.4%
Vanguard MSCI Pacific ETF	14	988
Total Investment Companies (cost $988)		988
SHORT TERM INVESTMENTS 0.3%
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 1.79% (a) (b)	903	903
Treasury Securities 0.0%
U.S. Treasury Bill
1.94%, 09/06/18 (c) (d)	80	80
Total Short Term Investments (cost $983)		983
Total Investments 100.0% (cost $306,967)		279,724
Other Derivative Instruments (0.0)%		(14)
Other Assets and Liabilities, Net 0.0%		9
Total Net Assets 100.0%		279,719

(a) Investment in affiliate.

(b) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) The coupon rate represents the yield to maturity.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
ASX SPI 200 Index	4	September 2018	AUD	608	(2)	5
Tokyo Price Index	6	September 2018	JPY	106,673	4	(26)
					2	(21)

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	BOA	09/19/18	AUD	139	102	(2)
AUD/USD	CIT	09/19/18	AUD	138	102	(3)
AUD/USD	GSC	09/19/18	AUD	138	103	(3)
AUD/USD	MSC	09/19/18	AUD	139	103	(3)
AUD/USD	UBS	09/19/18	AUD	106	78	(2)
JPY/USD	BOA	09/19/18	JPY	24,704	224	(1)
JPY/USD	CIT	09/19/18	JPY	24,704	224	(1)
JPY/USD	GSC	09/19/18	JPY	24,704	224	(1)
JPY/USD	MSC	09/19/18	JPY	24,704	224	(1)
JPY/USD	UBS	09/19/18	JPY	18,822	171	(1)
USD/AUD	HSB	09/19/18	AUD	(156)	(116)	—
USD/JPY	UBS	09/19/18	JPY	(20,298)	(184)	2
					1,255	(16)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital Real Estate Sector Fund *
COMMON STOCKS 99.6%
Financials 0.6%
Other Securities		958
Real Estate 99.0%
Alexandria Real Estate Equities Inc.	14	1,806
American Tower Corp.	63	9,011
Apartment Investment & Management Co. - Class A	22	946
AvalonBay Communities Inc.	20	3,371
Boston Properties Inc.	22	2,737
Camden Property Trust	13	1,193
CBRE Group Inc. - Class A (a)	46	2,178
Crown Castle International Corp.	58	6,218
CubeSmart	26	835
DCT Industrial Trust Inc.	13	883
Digital Realty Trust Inc.	29	3,255
Douglas Emmett Inc.	23	920
Duke Realty Corp.	51	1,468
Equinix Inc.	11	4,826
Equity Lifestyle Properties Inc.	12	1,102
Equity Residential Properties Inc.	52	3,329
Essex Property Trust Inc.	9	2,243
Extra Space Storage Inc.	18	1,778
Federal Realty Investment Trust	10	1,308
Gaming and Leisure Properties Inc.	29	1,022
GGP Inc.	95	1,936
HCP Inc.	67	1,723
Host Hotels & Resorts Inc.	104	2,194
Invitation Homes Inc.	44	1,019
Iron Mountain Inc.	38	1,340
JBG Smith Properties	16	574
Jones Lang LaSalle Inc.	6	1,063
Kilroy Realty Corp.	14	1,052
Kimco Realty Corp.	61	1,028
Liberty Property Trust	21	932
Macerich Co.	15	856
Mid-America Apartment Communities Inc.	16	1,624
National Retail Properties Inc.	22	966
Omega Healthcare Investors Inc. (b)	28	875
Park Hotels & Resorts Inc.	29	875
ProLogis Inc.	75	4,957

	Shares/Par[1]	Value ($)
Public Storage	22	5,035
Realty Income Corp.	40	2,172
Regency Centers Corp.	22	1,354
SBA Communications Corp. (a)	16	2,719
Simon Property Group Inc.	45	7,728
SL Green Realty Corp.	13	1,285
Sun Communities Inc.	11	1,101
UDR Inc.	38	1,426
Ventas Inc.	50	2,869
Vereit Inc.	137	1,021
Vornado Realty Trust	24	1,787
Welltower Inc.	53	3,296
Weyerhaeuser Co.	107	3,901
WP Carey Inc.	15	999
Other Securities		42,772
		152,908
Total Common Stocks (cost $151,656)		153,866
INVESTMENT COMPANIES 0.0%
Other Securities		12
Total Investment Companies (cost $11)		12
SHORT TERM INVESTMENTS 1.4%
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 1.79% (c) (d)	124	124
Securities Lending Collateral 1.3%
Securities Lending Cash Collateral Fund LLC, 1.99% (c) (d)	2,047	2,047
Treasury Securities 0.0%
U.S. Treasury Bill
1.94%, 09/06/18 (e) (f)	20	20
Total Short Term Investments (cost $2,191)		2,191
Total Investments 101.0% (cost $153,858)		156,069
Other Derivative Instruments 0.0%		3
Other Assets and Liabilities, Net (1.0)%		(1,606)
Total Net Assets 100.0%		154,466

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
E-mini S&P Real Estate Select Sector	23	September 2018	890	3	18

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital S&P 500 Index Fund *
COMMON STOCKS 99.1%
Consumer Discretionary 12.8%
Amazon.com Inc. (a)	138	234,283
Comcast Corp. - Class A	1,573	51,599
Home Depot Inc.	395	77,061
McDonald's Corp.	269	42,133
Netflix Inc. (a)	149	58,233
Walt Disney Co. (b)	509	53,366
Other Securities		503,106
		1,019,781
Consumer Staples 6.8%
Altria Group Inc.	650	36,928
Coca-Cola Co.	1,311	57,491
PepsiCo Inc.	484	52,696
Philip Morris International Inc.	529	42,747
Procter & Gamble Co.	860	67,116
Walmart Inc.	496	42,497
Other Securities		242,202
		541,677
Energy 6.3%
Baker Hughes a GE Co. LLC - Class A (b)	143	4,738
Chevron Corp.	654	82,690
Exxon Mobil Corp.	1,449	119,885
Other Securities		291,366
		498,679
Financials 13.8%
Bank of America Corp.	3,229	91,041
Bank of New York Mellon Corp. (c)	344	18,580
Berkshire Hathaway Inc. - Class B (a)	659	122,957
Citigroup Inc.	873	58,426
JPMorgan Chase & Co.	1,166	121,469
Synchrony Financial	251	8,364
Wells Fargo & Co.	1,501	83,220
Other Securities		589,604
		1,093,661
Health Care 13.9%
Abbott Laboratories (b)	600	36,588
AbbVie Inc.	520	48,166
Amgen Inc.	229	42,228
Johnson & Johnson	918	111,386
Medtronic Plc	463	39,672
Merck & Co. Inc.	920	55,820
Pfizer Inc.	2,004	72,692
UnitedHealth Group Inc. (b)	329	80,845
Other Securities		621,623
		1,109,020
Industrials 9.5%
3M Co. (b)	202	39,833
Boeing Co.	187	62,913
General Electric Co.	2,972	40,452
Honeywell International Inc.	256	36,849
Union Pacific Corp. (b)	266	37,630
Other Securities		536,177
		753,854
Information Technology 25.7%
Adobe Systems Inc. (a)	168	41,091
Alphabet Inc. - Class A (a)	102	115,421

	Shares/Par[1]	Value ($)
Alphabet Inc. - Class C (a) (b)	104	115,742
Apple Inc.	1,682	311,448
Cisco Systems Inc.	1,611	69,342
Facebook Inc. - Class A (a)	821	159,520
Intel Corp. (b)	1,598	79,431
International Business Machines Corp.	293	41,000
MasterCard Inc. - Class A	315	61,865
Microsoft Corp.	2,630	259,325
Nvidia Corp.	208	49,209
Oracle Corp.	1,021	44,979
Texas Instruments Inc.	335	36,957
Visa Inc. - Class A	612	81,017
Other Securities		579,230
		2,045,577
Materials 2.6%
DowDuPont Inc. (b)	796	52,450
Other Securities		152,766
		205,216
Real Estate 2.8%
Other Securities		224,000
Telecommunication Services 2.0%
AT&T Inc.	2,482	79,705
Verizon Communications Inc.	1,414	71,138
Other Securities		6,256
		157,099
Utilities 2.9%
Other Securities		230,676
Total Common Stocks (cost $5,459,777)		7,879,240
SHORT TERM INVESTMENTS 5.8%
Investment Companies 0.8%
JNL Government Money Market Fund - Institutional Class, 1.79% (c) (d)	62,365	62,365
Securities Lending Collateral 5.0%
Repurchase Agreement with CIT, 2.43% (Collateralized by various publicly traded domestic equities with a value of $181,500) acquired on 11/29/17, due 10/01/18 at $168,408 (e)	165,000	165,000
Repurchase Agreement with MLP, 2.43% (Collateralized by various publicly traded domestic equities with a value of $126,500) acquired on 06/22/18, due 09/20/18 at $115,699 (e)	115,000	115,000
Securities Lending Cash Collateral Fund LLC, 1.99% (c) (d)	115,004	115,004
		395,004
Treasury Securities 0.0%
U.S. Treasury Bill
1.94%, 09/06/18 (f) (g)	3,250	3,239
Total Short Term Investments (cost $460,608)		460,608
Total Investments 104.9% (cost $5,920,385)		8,339,848
Other Derivative Instruments 0.0%		59
Other Assets and Liabilities, Net (4.9)%		(388,696)
Total Net Assets 100.0%		7,951,211

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

(e) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(f) All or a portion of the security is pledged or segregated as collateral.

(g) The coupon rate represents the yield to maturity.

Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Bank of New York Mellon Corp.	18,911	266	361	167	175	(146)	18,580	0.2

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
S&P 500 E-Mini Index	563	September 2018	78,082	59	(1,469)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL S&P 500 Index Fund *
COMMON STOCKS 97.1%
Consumer Discretionary 12.6%
Amazon.com Inc. (a)	-	481
Comcast Corp. - Class A	3	106
Home Depot Inc.	1	159
McDonald's Corp.	1	87
Netflix Inc. (a)	-	120
Walt Disney Co.	1	110
Other Securities		1,034
		2,097
Consumer Staples 6.7%
Altria Group Inc.	2	76
Coca-Cola Co.	3	118
PepsiCo Inc.	1	109
Philip Morris International Inc.	1	89
Procter & Gamble Co.	2	138
Walmart Inc.	1	87
Other Securities		495
		1,112
Energy 6.1%
Baker Hughes a GE Co. LLC - Class A	-	10
Chevron Corp.	2	170
Exxon Mobil Corp.	3	247
Other Securities		599
		1,026
Financials 13.4%
Bank of America Corp.	7	187
Bank of New York Mellon Corp. (b)	1	38
Berkshire Hathaway Inc. - Class B (a)	2	253
BlackRock Inc.	-	43
Citigroup Inc.	2	120
JPMorgan Chase & Co.	3	250
Synchrony Financial	1	17
Wells Fargo & Co.	3	171
Other Securities		1,159
		2,238
Health Care 13.7%
Abbott Laboratories	1	76
AbbVie Inc.	1	99
Amgen Inc.	1	87
Johnson & Johnson	2	229
Medtronic Plc	1	82
Merck & Co. Inc.	2	115
Pfizer Inc.	4	150
UnitedHealth Group Inc.	1	166
Other Securities		1,275
		2,279
Industrials 9.3%
3M Co.	1	82
Boeing Co.	1	130
General Electric Co.	6	83
Honeywell International Inc.	1	76
Union Pacific Corp.	1	78
Other Securities		1,107
		1,556
	Shares/Par[1]	Value ($)
Information Technology 25.2%
Adobe Systems Inc. (a)	1	85
Alphabet Inc. - Class A (a)	-	237
Alphabet Inc. - Class C (a)	-	239
Apple Inc.	4	640
Cisco Systems Inc.	3	143
Facebook Inc. - Class A (a)	2	328
Intel Corp.	3	163
International Business Machines Corp.	1	84
MasterCard Inc. - Class A	1	127
Microsoft Corp.	6	533
Nvidia Corp.	1	101
Oracle Corp.	2	93
Texas Instruments Inc.	1	76
Visa Inc. - Class A	1	167
Other Securities		1,189
		4,205
Materials 2.5%
DowDuPont Inc.	2	108
Other Securities		311
		419
Real Estate 2.8%
Other Securities		465
Telecommunication Services 1.9%
AT&T Inc.	5	164
Verizon Communications Inc.	3	147
Other Securities		12
		323
Utilities 2.9%
Other Securities		478
Total Common Stocks (cost $16,172)		16,198
INVESTMENT COMPANIES 2.0%
iShares Core S&P 500 ETF	1	333
Total Investment Companies (cost $334)		333
SHORT TERM INVESTMENTS 2.6%
Investment Companies 2.3%
JNL Government Money Market Fund - Institutional Class, 1.79% (b) (c)	380	380
Securities Lending Collateral 0.2%
Securities Lending Cash Collateral Fund LLC, 1.99% (b) (c)	36	36
Treasury Securities 0.1%
U.S. Treasury Bill
1.94%, 09/06/18 (d) (e)	10	10
Total Short Term Investments (cost $426)		426
Total Investments 101.7% (cost $16,932)		16,957
Other Assets and Liabilities, Net (1.7)%		(282)
Total Net Assets 100.0%		16,675

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) The coupon rate represents the yield to maturity.

Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Bank of New York Mellon Corp.	14	36	12	—	1	(1)	38	0.2

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
S&P 500 E-Mini Index	1	September 2018	139	—	(3)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital S&P 400 MidCap Index Fund *
COMMON STOCKS 98.2%
Consumer Discretionary 12.8%
Domino's Pizza Inc.	75	21,121
NVR Inc. (a)	6	17,671
Polaris Industries Inc.	103	12,623
Wyndham Destinations Inc.	176	7,771
Wyndham Hotels & Resorts Inc.	175	10,321
Other Securities		335,200
		404,707
Consumer Staples 3.4%
Ingredion Inc.	127	14,070
Lamb Weston Holdings Inc.	257	17,626
Other Securities		76,441
		108,137
Energy 5.2%
Energen Corp. (a)	171	12,482
WPX Energy Inc. (a)	703	12,676
Other Securities		139,805
		164,963
Financials 16.2%
Alleghany Corp.	27	15,477
American Financial Group Inc.	122	13,098
East West Bancorp Inc.	255	16,621
FactSet Research Systems Inc.	68	13,523
MarketAxess Holdings Inc.	66	13,091
Reinsurance Group of America Inc.	114	15,153
SEI Investments Co.	231	14,432
Other Securities		409,683
		511,078
Health Care 9.1%
Steris Plc	148	15,586
Teleflex Inc.	80	21,489
WellCare Health Plans Inc. (a)	79	19,388
West Pharmaceutical Services Inc.	129	12,854
Other Securities		218,451
		287,768
Industrials 14.3%
Graco Inc.	296	13,404
IDEX Corp.	135	18,421
Lennox International Inc.	66	13,164
Old Dominion Freight Line Inc.	120	17,880
Teledyne Technologies Inc. (a)	63	12,525
Wabtec Corp.	151	14,863
Other Securities		358,936
		449,193
Information Technology 15.9%
CDK Global Inc.	219	14,219
Cognex Corp.	304	13,542
Fortinet Inc. (a)	254	15,846
Jack Henry & Associates Inc.	136	17,728
Keysight Technologies Inc. (a)	330	19,456
Leidos Holdings Inc.	251	14,810
	Shares/Par[1]	Value ($)
PTC Inc. (a)	203	19,079
Teradyne Inc.	342	13,013
Trimble Inc. (a)	438	14,399
Tyler Technologies Inc. (a)	63	13,912
Ultimate Software Group Inc. (a)	51	13,166
WEX Inc. (a)	70	13,427
Zebra Technologies Corp. - Class A (a)	94	13,457
Other Securities		305,421
		501,475
Materials 6.9%
Ashland Global Holdings Inc.	110	8,583
Chemours Co.	315	13,992
RPM International Inc. (b)	235	13,722
Steel Dynamics Inc.	415	19,074
Valvoline Inc.	351	7,574
Other Securities		155,379
		218,324
Real Estate 9.4%
Camden Property Trust	163	14,875
Jones Lang LaSalle Inc.	80	13,285
Kilroy Realty Corp.	174	13,153
Other Securities		255,706
		297,019
Telecommunication Services 0.2%
Other Securities		4,420
Utilities 4.8%
Atmos Energy Corp.	195	17,614
OGE Energy Corp.	351	12,373
UGI Corp.	305	15,859
Other Securities		105,297
		151,143
Total Common Stocks (cost $2,516,986)		3,098,227
SHORT TERM INVESTMENTS 6.1%
Investment Companies 1.4%
JNL Government Money Market Fund - Institutional Class, 1.79% (c) (d)	46,151	46,151
Securities Lending Collateral 4.6%
Securities Lending Cash Collateral Fund LLC, 1.99% (c) (d)	145,101	145,101
Treasury Securities 0.1%
U.S. Treasury Bill
1.94%, 09/06/18 (e) (f)	2,275	2,267
Total Short Term Investments (cost $193,519)		193,519
Total Investments 104.3% (cost $2,710,505)		3,291,746
Other Derivative Instruments 0.0%		54
Other Assets and Liabilities, Net (4.3)%		(134,775)
Total Net Assets 100.0%		3,157,025

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
S&P MidCap 400 E-Mini Index	309	September 2018	61,749	54	(1,306)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital S&P 1500 Growth Index Fund *
COMMON STOCKS 86.8%
Consumer Discretionary 14.3%
Amazon.com Inc. (a)	1	1,678
Booking Holdings Inc. (a)	-	239
Comcast Corp. - Class A	6	184
Home Depot Inc.	3	552
McDonald's Corp.	2	302
Netflix Inc. (a)	1	418
Nike Inc. - Class B	2	167
Walt Disney Co.	2	179
Other Securities		1,819
		5,538
Consumer Staples 3.7%
Altria Group Inc.	3	148
Coca-Cola Co.	4	185
PepsiCo Inc.	2	185
Philip Morris International Inc.	2	153
Procter & Gamble Co.	2	177
Other Securities		566
		1,414
Energy 0.3%
Other Securities		115
Financials 5.5%
Bank of America Corp.	11	313
Charles Schwab Corp.	3	150
Other Securities		1,655
		2,118
Health Care 14.4%
Abbott Laboratories	4	263
AbbVie Inc.	4	345
Amgen Inc.	1	177
Becton Dickinson & Co.	1	158
Gilead Sciences Inc.	2	146
Johnson & Johnson	4	431
Merck & Co. Inc.	3	149
Pfizer Inc.	7	240
Thermo Fisher Scientific Inc.	1	147
UnitedHealth Group Inc.	3	578
Other Securities		2,948
		5,582
Industrials 8.9%
3M Co.	2	287
Boeing Co.	2	451
Honeywell International Inc.	1	155
Union Pacific Corp.	1	141
Other Securities		2,409
		3,443
Information Technology 34.9%
Accenture Plc - Class A	1	162
Activision Blizzard Inc.	2	143
Adobe Systems Inc. (a)	1	295

	Shares/Par[1]	Value ($)
Alphabet Inc. - Class A (a)	1	828
Alphabet Inc. - Class C (a)	1	831
Apple Inc.	12	2,230
Automatic Data Processing Inc.	1	145
Broadcom Inc.	1	237
Cisco Systems Inc.	5	229
Facebook Inc. - Class A (a)	6	1,142
Intel Corp.	7	324
MasterCard Inc. - Class A	2	442
Micron Technology Inc. (a)	3	149
Microsoft Corp.	19	1,857
Nvidia Corp.	2	353
Oracle Corp.	4	164
PayPal Holdings Inc. (a)	3	228
Salesforce.com Inc. (a)	2	236
Texas Instruments Inc.	3	265
Visa Inc. - Class A	5	580
Other Securities		2,692
		13,532
Materials 1.4%
Other Securities		530
Real Estate 2.7%
American Tower Corp.	1	157
Other Securities		894
		1,051
Telecommunication Services 0.0%
Other Securities		14
Utilities 0.7%
Other Securities		273
Total Common Stocks (cost $32,899)		33,610
INVESTMENT COMPANIES 0.1%
Other Securities		49
Total Investment Companies (cost $50)		49
SHORT TERM INVESTMENTS 1.7%
Investment Companies 1.4%
JNL Government Money Market Fund - Institutional Class, 1.79% (b) (c)	533	533
Securities Lending Collateral 0.3%
Securities Lending Cash Collateral Fund LLC, 1.99% (b) (c)	107	107
Treasury Securities 0.0%
U.S. Treasury Bill
1.94%, 09/06/18 (d) (e)	9	9
Total Short Term Investments (cost $649)		649
Total Investments 88.6% (cost $33,598)		34,308
Other Assets and Liabilities, Net 11.4%		4,427
Total Net Assets 100.0%		38,735

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) The coupon rate represents the yield to maturity.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
S&P 500 E-Mini Index	1	September 2018	139	—	(3)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital S&P 1500 Value Index Fund *
COMMON STOCKS 98.9%
Consumer Discretionary 8.8%
Comcast Corp. - Class A	3	97
Twenty-First Century Fox Inc. - Class A	2	67
Twenty-First Century Fox Inc. - Class B	1	28
Walt Disney Co.	1	106
Other Securities		1,062
		1,360
Consumer Staples 9.1%
Coca-Cola Co.	3	119
Costco Wholesale Corp.	1	118
Mondelez International Inc. - Class A	2	77
PepsiCo Inc.	1	101
Philip Morris International Inc.	1	80
Procter & Gamble Co.	2	159
Walgreens Boots Alliance Inc.	1	66
Walmart Inc.	2	159
Other Securities		524
		1,403
Energy 12.9%
Baker Hughes a GE Co. LLC - Class A	1	17
Chevron Corp.	3	310
ConocoPhillips Co.	2	104
Exxon Mobil Corp.	6	450
Occidental Petroleum Corp.	1	83
Schlumberger Ltd.	2	119
Other Securities		899
		1,982
Financials 22.9%
Bank of America Corp.	6	178
Bank of New York Mellon Corp. (a)	1	70
Berkshire Hathaway Inc. - Class B (b)	3	461
BlackRock Inc.	-	32
Chubb Ltd.	1	76
Citigroup Inc.	3	219
Goldman Sachs Group Inc.	1	100
JPMorgan Chase & Co.	5	455
Morgan Stanley	2	83
PNC Financial Services Group Inc.	1	81
Synchrony Financial	1	30
U.S. Bancorp	2	100
Wells Fargo & Co.	6	312
Other Securities		1,338
		3,535
Health Care 10.2%
Allergan Plc	1	73
CVS Health Corp.	1	84
Danaher Corp.	1	78
Johnson & Johnson	2	192
Medtronic Plc	1	84
Merck & Co. Inc.	2	132
Pfizer Inc.	4	147
Other Securities		787
		1,577
Industrials 9.9%
General Electric Co.	11	152
	Shares/Par[1]	Value ($)
Union Pacific Corp.	1	68
United Technologies Corp.	1	120
Other Securities		1,195
		1,535
Information Technology 7.2%
Cisco Systems Inc.	3	140
Hewlett Packard Enterprise Co.	2	29
HP Inc.	2	48
Intel Corp.	3	128
International Business Machines Corp.	1	153
Oracle Corp.	2	82
QUALCOMM Inc.	1	70
Other Securities		459
		1,109
Materials 4.6%
DowDuPont Inc.	3	197
Other Securities		511
		708
Real Estate 3.8%
Other Securities		581
Telecommunication Services 3.9%
AT&T Inc.	10	299
Verizon Communications Inc.	5	267
Other Securities		33
		599
Utilities 5.6%
Duke Energy Corp.	1	71
Other Securities		790
		861
Total Common Stocks (cost $15,569)		15,250
INVESTMENT COMPANIES 0.2%
iShares S&P 500 Value Index Fund	-	30
iShares S&P Mid-Cap 400 Value ETF	-	2
iShares S&P Small-Cap 600 Value ETF	-	1
Total Investment Companies (cost $32)		33
SHORT TERM INVESTMENTS 2.8%
Investment Companies 1.6%
JNL Government Money Market Fund - Institutional Class, 1.79% (a) (c)	240	240
Securities Lending Collateral 1.1%
Securities Lending Cash Collateral Fund LLC, 1.99% (a) (c)	166	166
Treasury Securities 0.1%
U.S. Treasury Bill
1.94%, 09/06/18 (d) (e)	24	24
Total Short Term Investments (cost $430)		430
Total Investments 101.9% (cost $16,031)		15,713
Other Assets and Liabilities, Net (1.9)%		(300)
Total Net Assets 100.0%		15,413

(a) Investment in affiliate.

(b) Non-income producing security.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) The coupon rate represents the yield to maturity.

Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Bank of New York Mellon Corp.	40	53	12	1	1	(3)	70	0.5

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
S&P 500 E-Mini Index	1	September 2018	139	—	(3)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital Small Cap Index Fund *
COMMON STOCKS 98.4%
Consumer Discretionary 14.6%
Penn National Gaming Inc. (a)	251	8,437
Shutterfly Inc. (a)	99	8,929
Steven Madden Ltd.	157	8,336
TopBuild Corp. (a)	107	8,358
Wolverine World Wide Inc.	285	9,918
World Wrestling Entertainment Inc. - Class A (b)	118	8,618
Other Securities		306,761
		359,357
Consumer Staples 3.1%
Darling Ingredients Inc. (a)	489	9,727
Other Securities		66,277
		76,004
Energy 4.2%
PDC Energy Inc. (a)	196	11,874
Other Securities		90,854
		102,728
Financials 15.9%
American Equity Investment Life Holding Co.	267	9,624
Columbia Banking System Inc.	218	8,900
Community Bank System Inc.	151	8,929
Financial Engines Inc.	191	8,554
First Financial Bancorp	290	8,894
First Financial Bankshares Inc. (b)	201	10,251
FirstCash Inc.	139	12,477
Glacier Bancorp Inc.	236	9,140
Green Dot Corp. - Class A (a)	140	10,260
Selective Insurance Group Inc.	175	9,629
Other Securities		295,644
		392,302
Health Care 12.0%
AMN Healthcare Services Inc. (a)	142	8,305
HealthEquity Inc. (a)	157	11,799
Inogen Inc. (a)	52	9,701
Ligand Pharmaceuticals Inc. (a)	64	13,214
Neogen Corp. (a)	154	12,317
Supernus Pharmaceuticals Inc. (a)	155	9,275
Other Securities		230,454
		295,065
Industrials 18.2%
Axon Enterprise Inc. (a)	172	10,866
Barnes Group Inc.	146	8,586
Hillenbrand Inc.	187	8,831
Insperity Inc.	112	10,652
John Bean Technologies Corp.	94	8,368
Korn/Ferry International	168	10,399
Proto Labs Inc. (a)	74	8,858
Tetra Tech Inc.	166	9,701
Trex Co. Inc. (a)	175	10,968
Other Securities		360,642
		447,871
Information Technology 15.5%
ASGN Inc. (a)	146	11,429
	Shares/Par[1]	Value ($)
Cabot Microelectronics Corp.	77	8,265
CACI International Inc. - Class A (a)	73	12,383
Qualys Inc. (a)	98	8,257
Semtech Corp. (a)	197	9,267
Stamps.com Inc. (a)	50	12,617
Other Securities		319,980
		382,198
Materials 4.9%
Balchem Corp.	96	9,428
Ingevity Corp. (a)	125	10,143
KapStone Paper and Packaging Corp.	263	9,085
Other Securities		93,153
		121,809
Real Estate 6.7%
EastGroup Properties Inc.	105	9,991
Other Securities		156,064
		166,055
Telecommunication Services 1.1%
Vonage Holdings Corp. (a)	646	8,329
Other Securities		18,996
		27,325
Utilities 2.2%
Avista Corp.	196	10,300
South Jersey Industries Inc. (b)	256	8,560
Spire Inc.	151	10,637
Other Securities		24,312
		53,809
Total Common Stocks (cost $1,900,035)		2,424,523
INVESTMENT COMPANIES 1.0%
iShares S&P SmallCap 600 Index ETF (b)	309	25,822
Total Investment Companies (cost $26,376)		25,822
SHORT TERM INVESTMENTS 6.2%
Investment Companies 0.5%
JNL Government Money Market Fund - Institutional Class, 1.79% (c) (d)	12,780	12,780
Securities Lending Collateral 5.7%
Securities Lending Cash Collateral Fund LLC, 1.99% (c) (d)	140,465	140,465
Treasury Securities 0.0%
U.S. Treasury Bill
1.94%, 09/06/18 (e) (f)	725	723
Total Short Term Investments (cost $153,967)		153,968
Total Investments 105.6% (cost $2,080,378)		2,604,313
Other Derivative Instruments (0.0)%		(28)
Other Assets and Liabilities, Net (5.6)%		(139,193)
Total Net Assets 100.0%		2,465,092

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
E-mini Russell 2000 Index	178	September 2018	14,968	(28)	(306)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital International Index Fund *
COMMON STOCKS 98.3%
Australia 6.9%
Australia & New Zealand Banking Group Ltd. (a)	385	8,059
BHP Billiton Ltd.	425	10,655
Commonwealth Bank of Australia (a)	232	12,504
CSL Ltd.	60	8,542
National Australia Bank Ltd. (a)	359	7,296
Westpac Banking Corp. (a)	450	9,775
Other Securities		74,260
		131,091
Austria 0.2%
Other Securities		4,600
Belgium 1.1%
Anheuser-Busch InBev NV	101	10,188
Other Securities		10,254
		20,442
Denmark 1.6%
Novo Nordisk A/S - Class B	235	10,901
Other Securities		20,648
		31,549
Finland 1.0%
Other Securities		19,512
France 9.9%
BNP Paribas SA	149	9,200
L'Oreal SA	33	8,213
LVMH Moet Hennessy Louis Vuitton SE	37	12,236
Sanofi SA	149	11,923
Total SA (a)	323	19,665
Other Securities		128,085
		189,322
Germany 8.8%
Allianz SE	58	12,040
BASF SE	121	11,591
Bayer AG	119	13,074
Covestro AG	25	2,266
Daimler AG	121	7,760
SAP SE	130	15,011
Siemens AG	101	13,329
Siemens Healthineers AG (b)	20	816
Other Securities		92,613
		168,500
Hong Kong 3.4%
AIA Group Ltd.	1,597	14,003
Hang Seng Bank Ltd.	102	2,548
Other Securities		48,660
		65,211
Ireland 0.6%
Other Securities		11,108
Israel 0.5%
Other Securities		10,099
Italy 2.2%
Other Securities		41,466
Japan 23.8%
Chugai Pharmaceutical Co. Ltd.	29	1,512
Hino Motors Ltd.	33	356
Keyence Corp.	13	7,244
Mitsubishi UFJ Financial Group Inc.	1,566	8,952
Nippon Telegraph & Telephone Corp.	90	4,099
NTT Data Corp.	87	998
NTT DoCoMo Inc.	178	4,544
SoftBank Group Corp.	109	7,842
Sony Corp.	167	8,542
Sony Financial Holdings Inc.	21	400
Toyota Motor Corp.	303	19,621
Other Securities		391,845
		455,955
Jersey 0.0%
Other Securities		963
	Shares/Par[1]	Value ($)
Luxembourg 0.3%
Other Securities		5,214
Macau 0.1%
Other Securities		2,337
Malta 0.0%
Other Securities		—
Netherlands 6.2%
Airbus SE	77	8,962
ASML Holding NV	54	10,705
ING Groep NV	514	7,359
NN Group NV	41	1,685
Royal Dutch Shell Plc - Class A	608	21,041
Royal Dutch Shell Plc - Class B	495	17,691
Unilever NV - CVA	205	11,437
Other Securities		38,875
		117,755
New Zealand 0.2%
Other Securities		3,929
Norway 0.7%
Other Securities		13,921
Portugal 0.2%
Other Securities		3,091
Singapore 1.3%
Other Securities		24,051
Spain 3.0%
Banco Santander SA	2,134	11,395
Other Securities		45,524
		56,919
Sweden 2.5%
Other Securities		47,898
Switzerland 8.2%
Glencore Plc	1,534	7,290
Nestle SA	412	31,908
Novartis AG	294	22,249
Roche Holding AG	93	20,610
UBS Group AG	509	7,822
Other Securities		67,144
		157,023
United Arab Emirates 0.0%
Other Securities		629
United Kingdom 15.4%
AstraZeneca Plc	167	11,607
BP Plc	2,634	20,005
British American Tobacco Plc	303	15,318
Diageo Plc	326	11,685
GlaxoSmithKline Plc	656	13,220
HSBC Holdings Plc	2,647	24,738
Lloyds Banking Group Plc	9,533	7,904
Prudential Plc (c)	342	7,812
Reckitt Benckiser Group Plc	88	7,265
Rio Tinto Plc	160	8,786
Unilever Plc	163	9,010
Vodafone Group Plc	3,528	8,546
Other Securities		148,705
		294,601
United States of America 0.2%
Other Securities		3,188
Total Common Stocks (cost $1,618,238)		1,880,374
PREFERRED STOCKS 0.6%
Germany 0.5%
Other Securities		10,293
Switzerland 0.1%
Other Securities		2,022
Total Preferred Stocks (cost $11,274)		12,315
RIGHTS 0.0%
Italy 0.0%
Other Securities		9

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Spain 0.0%
Other Securities		99
Total Rights (cost $98)		108
SHORT TERM INVESTMENTS 2.6%
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 1.79% (c) (d)	6,517	6,517
Securities Lending Collateral 2.2%
Securities Lending Cash Collateral Fund LLC, 1.99% (c) (d)	41,524	41,524
	Shares/Par[1]	Value ($)
Treasury Securities 0.1%
U.S. Treasury Bill
1.94%, 09/06/18 (e) (f)	835	832
Total Short Term Investments (cost $48,873)		48,873
Total Investments 101.5% (cost $1,678,483)		1,941,670
Other Derivative Instruments 0.0%		53
Other Assets and Liabilities, Net (1.5)%		(29,091)
Total Net Assets 100.0%		1,912,632

(a) All or portion of the security was on loan.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Prudential Plc	9,077	69	149	155	191	(1,186)	7,812	0.4

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
ASX SPI 200 Index	14	September 2018	AUD	2,135	(6)	12
Euro STOXX 50	170	September 2018	EUR	5,867	76	(119)
FTSE 100 Index	39	September 2018	GBP	2,976	25	(15)
Tokyo Price Index	28	September 2018	JPY	494,945	18	(95)
					113	(217)

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	BOA	09/19/18	AUD	165	122	(3)
AUD/USD	CIT	09/19/18	AUD	165	122	(3)
AUD/USD	CIT	09/19/18	AUD	154	114	—
AUD/USD	GSC	09/19/18	AUD	165	122	(3)
AUD/USD	HSB	09/19/18	AUD	126	93	(2)
AUD/USD	UBS	09/19/18	AUD	165	122	(3)
EUR/USD	BOA	09/19/18	EUR	582	683	(7)
EUR/USD	CIT	09/19/18	EUR	582	683	(7)
EUR/USD	GSC	09/19/18	EUR	582	683	(7)
EUR/USD	HSB	09/19/18	EUR	444	521	(5)
EUR/USD	HSB	09/19/18	EUR	450	528	3
EUR/USD	RBC	09/19/18	EUR	168	197	—
EUR/USD	SCB	09/19/18	EUR	304	356	1
EUR/USD	UBS	09/19/18	EUR	582	683	(7)
EUR/USD	UBS	09/19/18	EUR	202	237	1
GBP/USD	BMO	09/19/18	GBP	150	198	—
GBP/USD	BOA	09/19/18	GBP	181	240	(3)
GBP/USD	CIT	09/19/18	GBP	181	240	(3)
GBP/USD	GSC	09/19/18	GBP	181	240	(3)
GBP/USD	HSB	09/19/18	GBP	290	385	(4)
GBP/USD	RBC	09/19/18	GBP	152	200	—
GBP/USD	SCB	09/19/18	GBP	150	198	—
GBP/USD	UBS	09/19/18	GBP	181	240	(3)
JPY/USD	BOA	09/19/18	JPY	43,495	394	(2)
JPY/USD	CIT	09/19/18	JPY	43,495	394	(2)
JPY/USD	CIT	09/19/18	JPY	17,235	156	—
JPY/USD	GSC	09/19/18	JPY	95,695	867	(6)
JPY/USD	HSB	09/19/18	JPY	33,139	301	(1)
JPY/USD	SCB	09/19/18	JPY	17,265	157	(2)
JPY/USD	UBS	09/19/18	JPY	43,495	394	(2)
USD/AUD	CIT	09/19/18	AUD	(151)	(111)	2
USD/AUD	SCB	09/19/18	AUD	(151)	(111)	1
USD/EUR	RBC	09/19/18	EUR	(670)	(786)	(4)
USD/EUR	RBC	09/19/18	EUR	(486)	(570)	4
USD/GBP	CIT	09/19/18	GBP	(76)	(101)	1
USD/GBP	GSC	09/19/18	GBP	(153)	(202)	3
USD/GBP	SCB	09/19/18	GBP	(309)	(409)	3
USD/JPY	GSC	09/19/18	JPY	(53,445)	(485)	2
USD/JPY	SCB	09/19/18	JPY	(17,995)	(163)	1
					6,932	(60)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital MSCI KLD 400 Social Index Fund *
COMMON STOCKS 98.9%
Consumer Discretionary 11.6%
Booking Holdings Inc. (a)	-	221
Lowe's Cos. Inc.	2	180
McDonald's Corp.	2	281
Netflix Inc. (a)	1	384
Nike Inc. - Class B	3	234
Starbucks Corp.	3	156
Walt Disney Co.	3	356
Other Securities		1,199
		3,011
Consumer Staples 7.0%
Coca-Cola Co.	9	402
Mondelez International Inc. - Class A	3	138
Procter & Gamble Co.	6	445
Other Securities		840
		1,825
Energy 4.9%
ConocoPhillips Co.	3	185
Occidental Petroleum Corp.	2	145
Schlumberger Ltd.	3	210
Other Securities		734
		1,274
Financials 10.0%
American Express Co.	2	162
Bank of New York Mellon Corp. (b)	2	123
BlackRock Inc.	-	135
Charles Schwab Corp.	3	140
Chubb Ltd.	1	134
CME Group Inc.	1	127
PNC Financial Services Group Inc.	1	145
Other Securities		1,621
		2,587
Health Care 11.9%
AbbVie Inc.	4	318
Amgen Inc.	2	281
Becton Dickinson & Co.	1	145
Biogen Inc. (a)	1	139
Bristol-Myers Squibb Co.	4	204
Celgene Corp. (a)	2	135
Gilead Sciences Inc.	3	210
Merck & Co. Inc.	6	370
Other Securities		1,292
		3,094
Industrials 10.0%
3M Co.	1	265
Caterpillar Inc.	1	184
Union Pacific Corp.	2	252
United Parcel Service Inc. - Class B	2	166
Other Securities		1,724
		2,591
Information Technology 33.3%
Accenture Plc - Class A	1	228
	Shares/Par[1]	Value ($)
Adobe Systems Inc. (a)	1	271
Alphabet Inc. - Class A (a)	1	761
Alphabet Inc. - Class C (a)	1	793
Automatic Data Processing Inc.	1	135
Cisco Systems Inc.	11	468
Facebook Inc. - Class A (a)	6	1,051
Hewlett Packard Enterprise Co.	4	51
HP Inc.	4	83
Intel Corp.	11	525
International Business Machines Corp.	2	291
Microsoft Corp.	17	1,628
Nvidia Corp.	1	308
Oracle Corp.	7	309
Salesforce.com Inc. (a)	2	212
Texas Instruments Inc.	2	245
Other Securities		1,289
		8,648
Materials 2.7%
Other Securities		704
Real Estate 3.9%
American Tower Corp.	1	144
Other Securities		874
		1,018
Telecommunication Services 2.0%
Verizon Communications Inc.	9	469
Other Securities		52
		521
Utilities 1.6%
Other Securities		405
Total Common Stocks (cost $24,428)		25,678
INVESTMENT COMPANIES 0.3%
iShares MSCI KLD 400 Social ETF	1	69
Total Investment Companies (cost $69)		69
SHORT TERM INVESTMENTS 1.9%
Investment Companies 1.2%
JNL Government Money Market Fund - Institutional Class, 1.79% (b) (c)	313	313
Securities Lending Collateral 0.6%
Securities Lending Cash Collateral Fund LLC, 1.99% (b) (c)	161	161
Treasury Securities 0.1%
U.S. Treasury Bill
1.94%, 09/06/18 (d) (e)	8	8
Total Short Term Investments (cost $482)		482
Total Investments 101.1% (cost $24,979)		26,229
Other Assets and Liabilities, Net (1.1)%		(280)
Total Net Assets 100.0%		25,949

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) The coupon rate represents the yield to maturity.

Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Bank of New York Mellon Corp.	78	49	3	1	—	(2)	123	0.5

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
S&P 500 E-Mini Index	1	September 2018	139	—	(3)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital Bond Index Fund *
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 1.9%
American Express Credit Account Master Trust
Series 2017-A-1, 1.93%, 02/18/20	700	690
BMW Vehicle Owner Trust
Series 2018-A4-A, 2.51%, 10/25/21	1,000	987
Capital One Multi-Asset Execution Trust
Series 2016-A4-A4, 1.33%, 08/15/19	1,200	1,181
CFCRE Commercial Mortgage Trust
Series 2017-A4-C8, REMIC, 3.57%, 05/15/27	1,250	1,225
Chase Issuance Trust
Series 2015-A4-A4, 1.84%, 04/15/20	500	491
Citibank Credit Card Issuance Trust
Series 2014-A1-A1, 2.88%, 01/21/21	300	299
Citigroup Commercial Mortgage Trust
Series 2014-A4-GC23, REMIC, 3.62%, 07/10/24	500	501
Series 2015-A3-GC33, REMIC, 3.52%, 08/10/25	700	698
COMM Mortgage Trust
Series 2015-A2-DC1, REMIC, 2.87%, 01/10/20	490	489
Series 2013-A4-CR11, REMIC, 4.26%, 09/10/23	650	675
Series 2014-A4-UBS3, REMIC, 3.82%, 05/10/24	500	507
Commercial Mortgage Trust
Series 2014-A3-UBS3, REMIC, 3.55%, 04/10/24	500	500
Series 2014-AM-UBS4, REMIC, 3.97%, 07/10/24	400	403
Series 2015-A4-DC1, REMIC, 3.08%, 12/10/24	500	487
Series 2015-A4-LC19, REMIC, 3.18%, 01/10/25	1,000	976
Discover Card Execution Note Trust
Series 2017-A2-A2, 2.39%, 01/18/22	1,000	977
Ford Credit Auto Owner Trust
Series 2016-A4-A, 1.60%, 06/15/21	1,000	986
GS Mortgage Securities Trust
Series 2012-A3-GC6, REMIC, 3.48%, 11/10/21	747	754
Honda Auto Receivables Owner Trust
Series 2016-A3-4, 1.21%, 12/18/19	1,255	1,242
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-A5-C10, REMIC, 3.14%, 02/15/23	1,000	990
Morgan Stanley Capital I Trust
Series 2017-A4-H1, REMIC, 3.26%, 03/15/27	500	482
SG Commercial Mortgage Securities Trust
Series 2016-A4-C5, REMIC, 3.06%, 06/10/26	1,000	949
Wells Fargo Commercial Mortgage Trust
Series 2017-A2-RC1, REMIC, 3.12%, 02/15/22	500	497
Series 2018-A5-C44, REMIC, 4.21%, 05/15/51	1,000	1,031
Other Securities		4,138
Total Non-U.S. Government Agency Asset-Backed Securities (cost $22,667)		22,155
CORPORATE BONDS AND NOTES 24.9%
Consumer Discretionary 2.0%
Amazon.com Inc.
2.60%, 12/05/19	300	300
2.50%, 11/29/22	200	194
3.15%, 08/22/27	1,140	1,091
3.88% - 4.25%, 08/22/37 - 08/22/57	490	481
Home Depot Inc.
2.00%, 04/01/21	310	302
3.00%, 04/01/26	500	478
5.88%, 12/16/36	600	728
3.50%, 09/15/56	200	170
Other Securities		19,792
		23,536
Consumer Staples 1.4%
Anheuser-Busch InBev Worldwide Inc.
4.38%, 02/15/21	200	206
2.50%, 07/15/22	300	289
Pepsi Bottling Group Inc.
7.00%, 03/01/29	575	733
PepsiCo Inc.
3.10%, 07/17/22	500	498
4.45%, 04/14/46	180	189
3.45%, 10/06/46	90	80
Other Securities		13,849
		15,844
	Shares/Par[1]	Value ($)
Energy 2.6%
Baker Hughes a GE Co. LLC
2.77% - 3.34%, 12/15/22 - 12/15/27	900	857
Devon Energy Corp.
4.00%, 07/15/21	750	760
5.85%, 12/15/25	57	63
National Oilwell Varco Inc.
2.60%, 12/01/22	750	712
Noble Energy Inc.
3.90%, 11/15/24	750	737
3.85%, 01/15/28	300	287
Pemex Project Funding Master Trust
6.63%, 06/15/35	150	145
Petroleos Mexicanos
6.00%, 03/05/20	500	516
5.50%, 01/21/21	700	719
5.35% - 6.88%, 08/04/26 - 02/12/28	825	837
5.50% - 6.75%, 06/27/44 - 09/21/47	1,120	975
Other Securities		23,931
		30,539
Financials 8.1%
AerCap Ireland Capital Ltd.
3.95%, 02/01/22	750	745
3.30%, 01/23/23	300	289
3.88%, 01/23/28 (a)	300	276
American Express Co.
2.65% - 3.00%, 12/02/22 - 10/30/24	900	862
American Express Credit Corp.
2.25%, 08/15/19	300	298
3.30%, 05/03/27	300	289
Anheuser-Busch InBev Finance Inc.
2.65%, 02/01/21	450	444
3.65%, 02/01/26	975	953
4.70% - 4.90%, 02/01/36 - 02/01/46	1,072	1,092
Bank of America Corp.
2.25% - 5.00%, 04/21/20 - 05/13/21	900	909
2.37%, 07/21/21 (b)	750	735
2.82%, 07/21/23 (b)	800	773
3.00%, 12/20/23	3,300	3,199
2.74% - 4.00%, 01/23/22 - 01/22/25	550	548
4.20%, 08/26/24	750	753
4.25%, 10/22/26	750	741
3.59%, 07/21/28	750	716
3.95% - 6.11%, 03/05/29 - 01/23/49	845	905
4.44%, 01/20/48 (b)	120	118
Bank One Corp.
8.00%, 04/29/27	200	251
Capital One Financial Corp.
3.50%, 06/15/23	550	537
Citibank NA
2.13%, 10/20/20	500	487
Citigroup Inc.
2.40%, 02/18/20	850	839
2.90%, 12/08/21	250	245
4.50%, 01/14/22	750	772
2.75% - 5.50%, 04/25/22 - 09/13/25	1,200	1,204
3.20%, 10/21/26	780	725
3.89%, 01/10/28 (b)	160	155
3.67%, 07/24/28 (b)	450	428
3.88% - 5.88%, 07/25/28 - 04/24/48	1,014	1,066
Credit Suisse AG
3.00% - 3.63%, 10/29/21 - 09/09/24	750	739
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	1,000	990
4.88%, 05/15/45	250	248
GE Capital International Funding Co.
2.34%, 11/15/20	500	489
3.37%, 11/15/25	500	480
4.42%, 11/15/35	350	338
General Electric Capital Corp.
5.50%, 01/08/20	700	726
2.20% - 4.38%, 01/09/20 - 09/16/20	800	811
3.45%, 05/15/24	350	343
6.88%, 01/10/39	300	379

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Goldman Sachs Group Inc.
2.55%, 10/23/19	750	746
5.38%, 03/15/20 (a)	400	414
2.60% - 2.75%, 04/23/20 - 09/15/20	325	321
3.63% - 5.25%, 07/27/21 - 01/26/27	1,510	1,520
3.75%, 05/22/25	1,000	976
3.81% - 6.75%, 04/23/29 - 10/21/45	1,320	1,458
HSBC Holdings Plc
2.95% - 5.10%, 03/08/21 - 05/25/21	945	951
3.26%, 03/13/23 (b)	400	392
4.25%, 03/14/24	150	149
7.63%, 05/17/32	650	826
6.10%, 01/14/42	300	363
JPMorgan Chase & Co.
2.25% - 4.40%, 01/23/20 - 06/07/21	2,100	2,085
2.30% - 3.63%, 08/15/21 - 05/01/28	2,455	2,382
3.38%, 05/01/23	750	732
3.96% - 5.60%, 04/23/29 - 11/15/48	850	892
JPMorgan Chase Bank NA
1.65%, 09/23/19	300	296
3.51% - 3.90%, 01/23/29 - 01/23/49	305	284
Morgan Stanley
5.50%, 01/26/20	750	776
2.80% - 5.75%, 06/16/20 - 01/25/21	600	621
4.00%, 07/23/25	750	747
3.13% - 6.25%, 01/23/23 - 01/20/27	2,000	1,990
4.38% - 6.38%, 07/24/42 - 01/22/47	500	559
Synchrony Financial
4.25%, 08/15/24	250	245
Wells Fargo & Co.
2.55% - 4.60%, 12/07/20 - 04/01/21	1,000	1,008
3.00% - 4.10%, 03/08/22 - 06/03/26	1,560	1,505
3.00%, 10/23/26	500	461
3.58%, 05/22/28 (b)	250	240
5.61%, 01/15/44	750	806
4.90% - 5.38%, 02/07/35 - 11/17/45	500	524
4.75%, 12/07/46	200	193
Wells Fargo Bank NA
2.60%, 01/15/21	250	246
Other Securities		42,591
		94,196
Health Care 2.8%
Amgen Inc.
2.65% - 3.63%, 05/11/22 - 05/22/24	450	443
2.60%, 08/19/26	1,030	929
4.66%, 06/15/51	808	799
Gilead Sciences Inc.
2.55%, 09/01/20	240	237
4.40%, 12/01/21	200	207
3.65%, 03/01/26	750	740
1.95% - 2.95%, 03/01/22 - 03/01/27 (a)	350	331
4.15% - 4.80%, 04/01/44 - 03/01/47	550	559
Other Securities		28,902
		33,147
Industrials 1.5%
General Electric Co.
2.70%, 10/09/22	250	241
Other Securities		17,040
		17,281
Information Technology 2.2%
Apple Inc.
2.85%, 05/06/21	300	299
2.30% - 3.45%, 02/09/22 - 11/13/27	2,400	2,319
4.65%, 02/23/46	695	748
3.75% - 4.25%, 02/09/47 - 11/13/47	620	585
Other Securities		22,104
		26,055
Materials 0.7%
Other Securities		8,099
Real Estate 0.8%
Other Securities		8,875
	Shares/Par[1]	Value ($)
Telecommunication Services 1.1%
AT&T Inc.
2.45% - 2.80%, 06/30/20 - 02/17/21	685	674
3.00% - 3.40%, 06/30/22 - 05/15/25	350	333
4.25%, 03/01/27 (a)	170	166
4.50%, 05/15/35	950	875
4.35% - 6.35%, 03/15/40 - 03/01/57	1,330	1,258
4.50%, 03/09/48	656	563
Verizon Communications Inc.
1.75% - 5.15%, 08/15/21 - 03/16/27	1,685	1,649
3.38%, 02/15/25	1,048	1,008
4.50% - 5.25%, 08/10/33 - 08/21/54	935	910
4.86%, 08/21/46	1,250	1,196
4.67%, 03/15/55	800	705
Other Securities		3,517
		12,854
Utilities 1.7%
Other Securities		19,476
Total Corporate Bonds And Notes (cost $295,026)		289,902
GOVERNMENT AND AGENCY OBLIGATIONS 72.6%
Commercial Mortgage-Backed Securities 0.8%
Federal Home Loan Mortgage Corp.
Series A1-K714, REMIC, 2.08%, 12/25/19	70	69
Series A2-K014, REMIC, 3.87%, 04/25/21	998	1,019
Series A2-K017, REMIC, 2.87%, 12/25/21	360	357
Series A1-K032, REMIC, 3.02%, 02/25/23	180	180
Series A2-K032, REMIC, 3.31%, 05/25/23 (b)	550	555
Series A2-K033, REMIC, 3.06%, 07/25/23 (b)	500	499
Series A2-K039, REMIC, 3.30%, 07/25/24	1,000	1,008
Series A2-K046, REMIC, 3.21%, 03/25/25	1,000	1,000
Series A2-K047, REMIC, 3.33%, 05/25/25	500	503
Series A2-K062, REMIC, 3.41%, 12/25/26	1,000	1,001
Federal National Mortgage Association
Series 2013-APT-M14, REMIC, 2.60%, 04/25/23 (b)	510	499
Series 2014-AB2-M3, REMIC, 3.46%, 01/25/24 (b)	16	17
Series 2016-A2-M1, REMIC, 2.94%, 01/25/26 (b)	1,367	1,330
Series 2017-A2-M2, REMIC, 2.88%, 02/25/27 (b)	1,000	955
Series 2018-A2-M1, REMIC, 3.09%, 12/25/27 (b)	500	482
		9,474
Mortgage-Backed Securities 28.3%
Federal Home Loan Mortgage Corp.
3.50% - 5.00%, 11/01/18 - 02/01/21	57	57
2.50% - 5.00%, 07/01/21 - 06/01/28	5,264	5,259
TBA, 3.00% - 4.50%, 08/15/31 - 07/15/48 (c)	4,775	4,737
2.50% - 4.00%, 12/01/31 - 01/01/47	3,637	3,555
2.00% - 6.50%, 07/01/28 - 06/01/48	63,238	63,506
TBA, 3.50%, 07/15/48 (c)	8,700	8,652
TBA, 4.00%, 07/15/48 (c)	4,675	4,765
Federal National Mortgage Association
4.00% - 6.00%, 07/01/18 - 01/01/21	66	68
2.50% - 6.00%, 10/01/21 - 06/01/28	6,137	6,179
3.50%, 03/01/26	138	140
2.00% - 5.00%, 02/01/31 - 12/01/46	4,790	4,788
TBA, 3.50% - 4.50%, 07/15/33 - 08/15/48 (c)	3,150	3,248
2.00% - 7.50%, 08/01/28 - 05/01/48	97,369	97,928
TBA, 3.00%, 07/15/48 (c)	4,425	4,285
TBA, 3.50%, 07/15/48 (c)	17,550	17,463
TBA, 4.00%, 07/15/48 (c)	6,600	6,728
Government National Mortgage Association
2.50%, 08/20/27	72	71
2.50% - 4.50%, 12/15/24 - 02/15/28	935	936
2.50% - 8.50%, 07/20/28 - 05/20/48	57,758	58,767
2.50% - 4.00%, 12/20/45 - 11/20/46	4,625	4,598
TBA, 3.00%, 07/15/48 (c)	10,450	10,220
TBA, 3.50%, 07/15/48 (c)	17,900	17,960
TBA, 4.00% - 4.50%, 08/15/46 - 08/15/48 (c)	4,575	4,702
		328,612
Municipal 0.8%
Tennessee Valley Authority
5.25% - 5.38%, 09/15/39 - 04/01/56	500	658

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Other Securities		8,922
		9,580
Sovereign 3.6%
Mexico Government International Bond
3.50%, 01/21/21 (a)	900	899
3.60%, 01/30/25	230	222
4.60% - 8.30%, 08/15/31 - 01/23/46	1,606	1,704
Other Securities		39,361
		42,186
U.S. Government Agency Obligations 1.5%
Federal Home Loan Bank
1.38%, 11/15/19 (c) (d)	1,500	1,492
1.50% - 4.13%, 10/21/19 - 01/29/21 (d)	1,700	1,696
1.38%, 02/18/21 (a) (d)	500	484
1.13% - 2.88%, 07/14/21 - 09/13/24 (d)	700	682
Federal Home Loan Mortgage Corp.
1.25% - 2.50%, 08/01/19 - 05/01/20 (d)	2,550	2,520
1.13% - 2.38%, 08/12/21 - 01/13/22 (d)	1,250	1,210
6.25% - 6.75%, 09/15/29 - 07/15/32 (d)	1,080	1,444
Federal National Mortgage Association
0.00%, 10/09/19 (d) (e)	680	658
0.88% - 1.75%, 08/02/19 - 06/22/20 (d)	3,450	3,403
1.25% - 2.63%, 08/17/21 - 09/06/24 (d)	1,000	971
6.63% - 7.25%, 05/15/30 - 11/15/30 (d)	1,171	1,605
Other Securities		913
		17,078
U.S. Treasury Securities 37.6%
U.S. Treasury Bond
8.50%, 02/15/20	1,000	1,095
6.13% - 8.13%, 08/15/21 - 11/15/27	5,450	6,721
4.38%, 05/15/41 (c)	1,310	1,616
3.75%, 11/15/43	2,810	3,191
3.63%, 02/15/44	3,265	3,637
3.38%, 05/15/44	2,930	3,135
3.13%, 08/15/44	2,875	2,947
3.00%, 11/15/44	3,100	3,108
2.88%, 11/15/46	2,555	2,499
2.25% - 5.38%, 11/15/28 - 11/15/47	45,818	47,433
3.00% - 3.50%, 02/15/39 - 02/15/48 (a)	2,160	2,251
3.13%, 05/15/48 (a) (c)	1,950	2,002
U.S. Treasury Note
1.63%, 07/31/19	3,600	3,571
0.88%, 09/15/19	3,220	3,161
0.75% - 3.63%, 07/31/19 - 05/31/21	101,239	99,724
1.00% - 1.38%, 11/15/19 - 12/15/19	3,245	3,188
3.63%, 02/15/20	2,815	2,864
1.38%, 02/29/20	3,135	3,077
1.63%, 07/31/20	4,000	3,925
2.63%, 08/15/20	2,878	2,882
1.63%, 10/15/20	2,915	2,854
1.75%, 10/31/20	3,450	3,385
2.63%, 11/15/20	4,338	4,341
2.38%, 04/15/21	3,735	3,711
2.63%, 05/15/21	3,250	3,250
2.50% - 2.63%, 06/30/20 - 06/15/21 (c)	3,815	3,814
1.13%, 06/30/21	3,340	3,195
1.25% - 1.75%, 10/31/21 - 10/31/23	6,300	5,998
2.00%, 12/31/21	2,950	2,884
1.88%, 01/31/22	3,170	3,083
1.88%, 03/31/22	3,750	3,642
1.75%, 05/31/22	3,565	3,440
1.88%, 07/31/22	3,450	3,339
1.63%, 08/31/22	3,400	3,255
	Shares/Par[1]	Value ($)
1.88%, 09/30/22	3,510	3,393
1.63%, 11/15/22	3,420	3,267
2.00%, 11/30/22	3,560	3,455
2.13%, 12/31/22	3,390	3,304
1.75% - 2.75%, 06/30/22 - 05/31/23 (a)	4,940	4,904
1.38%, 08/31/23	3,385	3,161
2.75%, 11/15/23	4,000	3,997
1.13% - 2.88%, 07/31/21 - 05/31/25	99,596	96,604
2.50%, 05/15/24	3,234	3,182
2.38%, 08/15/24	5,290	5,163
2.25%, 11/15/24	4,290	4,150
2.13%, 05/15/25	5,600	5,358
2.25% - 2.75%, 06/30/23 - 08/15/27 (c)	5,705	5,595
2.25%, 11/15/25	4,425	4,256
1.63%, 02/15/26	4,785	4,389
1.63%, 05/15/26	4,100	3,750
1.50%, 08/15/26 (c)	4,415	3,986
2.00%, 11/15/26	4,790	4,488
2.25%, 02/15/27	5,000	4,770
2.38%, 05/15/27 (c)	4,275	4,115
2.25%, 11/15/27 (a)	3,280	3,116
2.75%, 02/15/28	4,110	4,072
2.88%, 05/15/28 (c)	3,000	3,005
		437,698
Total Government And Agency Obligations (cost $858,800)		844,628
SHORT TERM INVESTMENTS 8.7%
Investment Companies 7.0%
JNL Government Money Market Fund - Institutional Class, 1.79% (f) (g)	81,585	81,585
Securities Lending Collateral 1.7%
Securities Lending Cash Collateral Fund LLC, 1.99% (f) (g)	18,876	18,876
Total Short Term Investments (cost $100,461)		100,461
Total Investments 108.1% (cost $1,276,954)		1,257,146
Total Forward Sales Commitments (0.2)% (proceeds $2,555)		(2,552)
Other Assets and Liabilities, Net (7.9)%		(91,715)
Total Net Assets 100.0%		1,162,879

(a) All or portion of the security was on loan.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2018, the total payable for investments purchased on a delayed delivery basis was $108,254.

(d) The security is a direct debt of the agency and not collateralized by mortgages.

(e) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (0.2%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.2%)
Mortgage-Backed Securities (0.2%)
Federal Home Loan Mortgage Corp.
TBA, 4.50%, 07/15/33 (a)	(120)	(121)
Federal National Mortgage Association
TBA, 4.50%, 07/15/33 (a)	(100)	(101)
	Shares/Par[1]	Value ($)
TBA, 2.50%, 07/15/48 (a)	(100)	(94)
TBA, 5.00%, 07/15/48 (a)	(400)	(424)
Government National Mortgage Association
TBA, 2.50%, 07/15/48 (a)	(100)	(95)
TBA, 3.00%, 07/15/48 (a)	(150)	(147)
TBA, 5.00%, 07/15/48 (a)	(400)	(417)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
TBA, 5.50%, 07/15/48 (a)	(1,075)	(1,153)
Total Government And Agency Obligations (proceeds $2,555)		(2,552)
Total Forward Sales Commitments (0.2%) (proceeds $2,555)		(2,552)

(a) All or a portion of the security was sold on a delayed delivery basis. As of June 30, 2018, the total proceeds for investments sold on a delayed delivery basis was $2,555.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital Utilities Sector Fund
COMMON STOCKS 99.4%
Utilities 99.4%
AES Corp.	56	746
Allete Inc.	4	337
Alliant Energy Corp.	19	824
Ameren Corp.	21	1,248
American Electric Power Co. Inc.	41	2,873
American States Water Co.	3	175
American Water Works Co. Inc.	15	1,289
Aqua America Inc.	15	525
AquaVenture Holdings Ltd. (a)	1	16
Atmos Energy Corp.	9	845
Avista Corp.	6	290
Black Hills Corp.	5	279
California Water Service Group	4	157
CenterPoint Energy Inc.	35	959
Chesapeake Utilities Corp.	1	106
CMS Energy Corp.	24	1,130
Connecticut Water Services Inc.	1	64
Consolidated Edison Inc.	26	2,040
Dominion Energy Inc. (b)	55	3,746
DTE Energy Co.	15	1,567
Duke Energy Corp.	59	4,669
Edison International	28	1,743
El Paso Electric Co.	3	205
Entergy Corp.	15	1,230
Evergy Inc.	23	1,289
Eversource Energy	27	1,565
Exelon Corp.	81	3,467
FirstEnergy Corp.	40	1,439
Hawaiian Electric Industries Inc.	9	318
IDACORP Inc.	4	396
MDU Resources Group Inc.	16	451
MGE Energy Inc.	3	189
Middlesex Water Co.	1	57
National Fuel Gas Co.	7	348
New Jersey Resources Corp.	7	333
NextEra Energy Inc.	40	6,633
NextEra Energy Partners LP (b)	5	218
NiSource Inc.	29	750
Northwest Natural Gas Co.	2	158
NorthWestern Corp.	4	240
NRG Energy Inc.	25	781
NRG Yield Inc. - Class A	3	49
NRG Yield Inc. - Class C	6	97
OGE Energy Corp.	17	593
ONE Gas Inc.	4	331
Ormat Technologies Inc.	3	175

	Shares/Par[1]	Value ($)
Otter Tail Corp.	3	141
Pattern Energy Group Inc. - Class A (b)	7	131
PG&E Corp.	44	1,854
Pinnacle West Capital Corp.	9	757
PNM Resources Inc.	7	265
Portland General Electric Co.	8	323
PPL Corp.	59	1,675
Public Service Enterprise Group Inc.	43	2,304
SCANA Corp. (b)	11	440
Sempra Energy	20	2,375
SJW Corp.	1	85
South Jersey Industries Inc. (b)	7	223
Southern Co.	85	3,937
Southwest Gas Corp.	4	310
Spark Energy Inc. - Class A (b)	1	8
Spire Inc.	4	287
TerraForm Power Inc. - Class A	5	59
UGI Corp.	15	758
Unitil Corp.	1	61
Vectren Corp.	7	498
Vistra Energy Corp. (a)	29	691
WEC Energy Group Inc.	27	1,721
WGL Holdings Inc.	4	382
Xcel Energy Inc.	43	1,956
York Water Co.	1	35
Total Common Stocks (cost $62,200)		68,216
INVESTMENT COMPANIES 0.0%
Vanguard Utilities ETF (b)	—	14
Total Investment Companies (cost $14)		14
SHORT TERM INVESTMENTS 4.3%
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 1.79% (c) (d)	244	244
Securities Lending Collateral 4.0%
Securities Lending Cash Collateral Fund LLC, 1.99% (c) (d)	2,721	2,721
Treasury Securities 0.0%
U.S. Treasury Bill
1.94%, 09/06/18 (e) (f)	16	16
Total Short Term Investments (cost $2,981)		2,981
Total Investments 103.7% (cost $65,195)		71,211
Other Assets and Liabilities, Net (3.7)%		(2,555)
Total Net Assets 100.0%		68,656

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
E-mini Utilities Select Sector	9	September 2018	436	—	34

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/MFS Mid Cap Value Fund *
COMMON STOCKS 98.7%
Consumer Discretionary 9.7%
Other Securities		89,949
Consumer Staples 6.2%
Archer-Daniels-Midland Co.	163	7,454
Tyson Foods Inc. - Class A	118	8,109
Other Securities		42,582
		58,145
Energy 8.6%
Andeavor Corp.	74	9,732
Energen Corp. (a)	118	8,580
Hess Corp.	138	9,213
Pioneer Natural Resources Co.	47	8,838
Plains GP Holdings LP - Class A (a)	341	8,152
Other Securities		35,232
		79,747
Financials 21.8%
Assurant Inc.	76	7,865
Citizens Financial Group Inc.	214	8,314
Comerica Inc.	113	10,291
Discover Financial Services	122	8,597
Fifth Third Bancorp	305	8,746
Hartford Financial Services Group Inc.	242	12,378
Huntington Bancshares Inc.	746	11,015
KeyCorp	613	11,979
M&T Bank Corp.	47	7,965
NASDAQ Inc.	140	12,758
Northern Trust Corp.	84	8,637
Raymond James Financial Inc.	93	8,284
SunTrust Banks Inc.	166	10,983
TD Ameritrade Holding Corp.	140	7,669
Wintrust Financial Corp.	94	8,209
Other Securities		59,556
		203,246
Health Care 6.6%
Steris Plc	81	8,486
Zimmer Biomet Holdings Inc.	83	9,207
Other Securities		43,905
		61,598
Industrials 13.1%
Clean Harbors Inc. (a)	135	7,488
Delta Air Lines Inc.	159	7,899
Eaton Corp. Plc	109	8,173
HD Supply Holdings Inc. (a)	229	9,812
L3 Technologies Inc.	54	10,403
Stanley Black & Decker Inc.	70	9,358
Other Securities		69,212
		122,345
Information Technology 11.5%
Amdocs Ltd.	137	9,054
Analog Devices Inc.	93	8,913
Fidelity National Information Services Inc.	100	10,629
First Data Corp. - Class A (a)	362	7,586
Keysight Technologies Inc. (a)	133	7,848
Maxim Integrated Products Inc.	134	7,850
Other Securities		55,724
		107,604
Materials 6.1%
Celanese Corp. - Class A	77	8,501
Eastman Chemical Co.	91	9,063
RPM International Inc.	151	8,824
Other Securities		30,748
		57,136
Real Estate 6.3%
Life Storage Inc.	111	10,782
Medical Properties Trust Inc.	632	8,871
Mid-America Apartment Communities Inc.	75	7,602
Other Securities		31,354
		58,609
	Shares/Par[1]	Value ($)
Utilities 8.8%
CMS Energy Corp.	176	8,340
DTE Energy Co.	82	8,476
Eversource Energy	130	7,613
Pinnacle West Capital Corp.	94	7,592
Public Service Enterprise Group Inc.	188	10,173
Southern Co.	164	7,604
Other Securities		32,390
		82,188
Total Common Stocks (cost $858,594)		920,567
SHORT TERM INVESTMENTS 2.5%
Investment Companies 1.4%
JNL Government Money Market Fund - Institutional Class, 1.79% (b) (c)	12,801	12,801
Securities Lending Collateral 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95% (c)	10,192	10,192
Total Short Term Investments (cost $22,993)		22,993
Total Investments 101.2% (cost $881,587)		943,560
Other Assets and Liabilities, Net (1.2)%		(11,097)
Total Net Assets 100.0%		932,463

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL Multi-Manager Alternative Fund * (a)
COMMON STOCKS 46.0%
Consumer Discretionary 7.9%
Amazon.com Inc. (b)	6	10,947
Charter Communications Inc. - Class A (b)	6	1,637
Naspers Ltd. - Class N	29	7,235
Twenty-First Century Fox Inc. - Class B	229	11,295
Under Armour Inc. - Class A (b)	238	5,348
Yum China Holdings Inc.	149	5,741
Other Securities		41,549
		83,752
Consumer Staples 4.1%
AMBEV SA	504	2,339
AMBEV SA - ADR	621	2,876
Anheuser-Busch InBev NV - ADR	25	2,542
Coca-Cola Co.	91	3,985
Danone SA - ADR	317	4,619
Monster Beverage Corp. (b)	84	4,833
Pinnacle Foods Inc.	63	4,104
Other Securities		18,317
		43,615
Energy 3.0%
Andeavor Corp. (c)	30	3,950
Gazprom Neft PJSC	89	460
Rosneft OAO - GDR	137	852
Schlumberger Ltd.	82	5,501
YPF SA - Class D - ADR	18	242
Other Securities		20,072
		31,077
Financials 7.1%
American International Group Inc. (c)	70	3,699
Banco do Brasil SA	29	212
Bank of America Corp. (c)	106	2,989
China Construction Bank Corp. - Class H	591	548
CIT Group Inc. (c)	55	2,792
Citigroup Inc. (c)	37	2,506
Industrial & Commercial Bank of China Ltd. - Class H	542	406
Sberbank of Russia - ADR (d)	129	1,861
Wells Fargo & Co.	28	1,580
XL Group Ltd.	100	5,611
Other Securities		53,194
		75,398
Health Care 4.5%
Cerner Corp. (b)	80	4,765
Envision Healthcare Corp. (b)	75	3,317
Novartis AG - ADR	62	4,719
Novo Nordisk A/S - ADR	119	5,473
Regeneron Pharmaceuticals Inc. (b)	17	5,845
Other Securities		23,693
		47,812
Industrials 4.1%
BOC Aviation Ltd.	67	418
Expeditors International of Washington Inc.	70	5,109
Rockwell Collins Inc. (c)	55	7,437
Other Securities		29,767
		42,731
Information Technology 9.6%
Alibaba Group Holding Ltd. - ADS (b)	73	13,455
Alphabet Inc. - Class A (b)	6	6,195
Alphabet Inc. - Class C (b)	5	5,780
Facebook Inc. - Class A (b)	52	10,199
NXP Semiconductors NV (b)	110	12,072
Oracle Corp. (c)	288	12,696
Other Securities		41,315
		101,712
Materials 2.4%
Huntsman Corp. (c)	148	4,301
Other Securities		20,449
		24,750
Real Estate 2.3%
GGP Inc. (e)	161	3,294
	Shares/Par[1]	Value ($)
Gramercy Property Trust (c)	129	3,511
Other Securities		17,481
		24,286
Telecommunication Services 0.8%
China Mobile Ltd. - ADR	41	1,816
Other Securities		6,831
		8,647
Utilities 0.2%
Other Securities		2,506
Total Common Stocks (cost $464,679)		486,286
PREFERRED STOCKS 0.8%
Consumer Discretionary 0.1%
Other Securities		709
Energy 0.1%
Other Securities		753
Financials 0.3%
Sberbank of Russia	141	419
Other Securities		2,319
		2,738
Industrials 0.1%
Other Securities		1,035
Information Technology 0.1%
Other Securities		1,153
Real Estate 0.1%
Other Securities		1,418
Total Preferred Stocks (cost $8,304)		7,806
RIGHTS 0.0%
Other Securities		311
Total Rights (cost $245)		311
WARRANTS 0.0%
Other Securities		223
Total Warrants (cost $219)		223
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 1.0%
Banc of America Funding Trust
Series 2015-9A2-R2, REMIC, 2.48%, 07/27/27 (f) (g)	1,084	912
CIT Mortgage Loan Trust
Series 2007-1M1-1, REMIC, 3.59%, (1M US LIBOR + 1.50%), 02/25/23 (f) (g)	600	604
Citicorp Residential Mortgage Trust
Series 2007-M1-1, REMIC, 5.45%, 03/25/37 (h)	370	379
Fannie Mae Connecticut Avenue Securities
Series 2015-2M2-C03, 7.09%, (1M US LIBOR + 5.00%), 07/25/25 (f) (g)	141	157
Series 2016-1M2-C04, 6.34%, (1M US LIBOR + 4.25%), 01/25/29 (f) (g)	260	294
Series 2017-1M2-C01, 5.64%, (1M US LIBOR + 3.55%), 07/25/29 (f) (g)	530	574
Series 2017-1B1-C01, 7.84%, (1M US LIBOR + 5.75%), 07/25/29 (f) (g)	270	322
Other Securities		7,565
Total Non-U.S. Government Agency Asset-Backed Securities (cost $10,336)		10,807
CORPORATE BONDS AND NOTES 20.0%
Consumer Discretionary 1.8%
Amazon.com Inc.
4.95%, 12/05/44	40	44
4.05%, 08/22/47	510	498
4.25%, 08/22/57	630	621
CCO Holdings LLC
5.75%, 02/15/26 (g)	10	10
5.13%, 05/01/27 (g)	70	65
Charter Communications Operating LLC
4.20%, 03/15/28	220	206
5.38%, 04/01/38	90	85
6.83%, 10/23/55	380	409
LHMC Finco SARL
5.75%, (3M EURIBOR + 5.75%), 12/20/23, EUR (f) (g)	830	948
Myriad International Holdings BV
4.85%, 07/06/27 (g)	350	343

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Unitymedia Hessen GmbH & Co. KG
5.00%, 01/15/25 (g)	2,695	2,732
Other Securities		12,497
		18,458
Consumer Staples 0.7%
HRG Group Inc.
7.75%, 01/15/22	3,171	3,274
Other Securities		4,199
		7,473
Energy 2.2%
Petroleos Mexicanos
6.38%, 01/23/45	390	359
Schlumberger Holdings Corp.
4.00%, 12/21/25 (g)	180	179
Other Securities		22,541
		23,079
Financials 5.5%
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26	270	264
4.90%, 02/01/46	80	82
BAC Capital Trust XIV
4.00%, (3M US LIBOR + 0.40%), (callable at 100 beginning 07/26/18) (f) (i)	1,540	1,357
Bank of America Corp.
6.10%, (callable at 100 beginning 03/17/25) (i)	50	52
6.25%, (callable at 100 beginning 09/05/24) (i)	250	261
Citigroup Inc.
5.95%, (callable at 100 beginning 05/15/25) (i)	2,030	2,046
4.60%, 03/09/26	210	210
4.45%, 09/29/27	200	197
8.13%, 07/15/39	51	72
5.30%, 05/06/44	170	175
Virgin Media Receivables Financing Notes I DAC
5.50%, 09/15/24, GBP	1,620	2,101
Virgin Media Secured Finance Plc
5.50%, 08/15/26 (g)	200	188
Wachovia Capital Trust III
5.57%, (3M US LIBOR + 0.93%), (callable at 100 beginning 08/10/18) (f) (i)	2,035	2,015
Wells Fargo & Co.
5.88%, (callable at 100 beginning 06/15/25) (i)	101	104
3.55%, 09/29/25	60	58
4.30%, 07/22/27	150	148
4.65%, 11/04/44	120	113
4.40%, 06/14/46	180	165
4.75%, 12/07/46	50	48
Other Securities		48,654
		58,310
Health Care 2.7%
Amicus Therapeutics Inc.
3.00%, 12/15/23 (c) (j)	1,405	3,737
DJO Finco LLC
8.13%, 06/15/21 (g)	300	304
Valeant Pharmaceuticals International Inc.
7.50%, 07/15/21 (g)	150	152
6.75%, 08/15/21 (g)	290	293
5.63%, 12/01/21 (g)	80	79
5.50%, 03/01/23 (g)	150	140
5.88%, 05/15/23 (g)	854	802
7.00%, 03/15/24 (g)	110	115
6.13%, 04/15/25 (g)	1,230	1,132
5.50%, 11/01/25 (g)	50	49
9.00%, 12/15/25 (g)	70	73
9.25%, 04/01/26 (g)	570	592
8.50%, 01/31/27 (g)	10	10
Other Securities		21,194
		28,672
Industrials 1.2%
Navistar International Corp.
4.50%, 10/15/18 (c) (j)	1,990	2,005
4.75%, 04/15/19 (c) (j)	1,165	1,199
Other Securities		9,819
		13,023
	Shares/Par[1]	Value ($)
Information Technology 2.8%
Other Securities		29,925
Materials 1.3%
Momentive Performance Materials Inc.
3.88%, 10/24/21	3,173	3,331
4.69%, 04/24/22	590	632
Other Securities		9,493
		13,456
Real Estate 0.6%
Other Securities		6,749
Telecommunication Services 1.0%
Other Securities		10,534
Utilities 0.2%
Other Securities		2,180
Total Corporate Bonds And Notes (cost $208,735)		211,859
SENIOR LOAN INTERESTS 4.4%
Consumer Discretionary 1.3%
Charter Communications Operating LLC
Term Loan B, 4.10%, (3M LIBOR + 2.00%), 04/30/25 (f)	1,570	1,567
Promotora de Informaciones SA
Term Loan 2, 2.60%, (3M LIBOR + 2.60%), 12/13/18, EUR (f)	3,189	3,605
Other Securities		8,828
		14,000
Consumer Staples 0.5%
Other Securities		4,923
Energy 0.6%
Other Securities		6,695
Financials 0.4%
Other Securities		4,647
Health Care 0.5%
Change Healthcare Holdings Inc.
Term Loan B, 4.73%, (3M LIBOR + 2.75%), 02/02/24 (f)	30	30
Term Loan B, 4.73%, (3M LIBOR + 2.75%), 02/02/24 (f)	16	16
Term Loan B, 4.73%, (3M LIBOR + 2.75%), 02/02/24 (f)	22	22
Term Loan B, 4.73%, (3M LIBOR + 2.75%), 02/03/24 (f)	56	56
Valeant Pharmaceuticals International Inc.
Term Loan B, 4.98%, (3M LIBOR + 3.00%), 05/19/25 (f)	2,310	2,301
Other Securities		2,402
		4,827
Industrials 0.1%
Other Securities		614
Information Technology 0.2%
Other Securities		1,981
Materials 0.2%
Other Securities		1,922
Real Estate 0.1%
Other Securities		1,185
Telecommunication Services 0.3%
Other Securities		3,150
Utilities 0.2%
Other Securities		2,263
Total Senior Loan Interests (cost $46,378)		46,207
GOVERNMENT AND AGENCY OBLIGATIONS 4.9%
Collateralized Mortgage Obligations 0.1%
Federal Home Loan Mortgage Corp.
Series 2017-B1-DNA2, REMIC, 7.24%, (1M US LIBOR + 5.15%), 10/25/29 (f)	680	777
Federal National Mortgage Association
Series 2017-1M2-C07, REMIC, 4.49%, (1M US LIBOR + 2.40%), 05/28/30 (f) (g)	380	388

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Freddie Mac Structured Agency Credit Risk Debt Note
Series 2017-M2-DNA1, REMIC, 5.34%, (1M US LIBOR + 3.25%), 02/25/28 (f)	390	421
		1,586
Municipal 0.2%
Other Securities		2,254
Sovereign 3.0%
Argentina Bonos del Tesoro
18.20%, 10/03/21, ARS	5,070	160
16.00%, 10/17/23, ARS	8,260	265
15.50%, 10/17/26, ARS	3,190	104
Argentina POM Politica Monetaria
40.00%, (Argentina Central Bank 7 Day Repurchase Rate), 06/21/20, ARS (f)	12,810	459
Argentina Republic Government International Bond
5.63%, 01/26/22	360	338
7.50%, 04/22/26	220	204
5.88%, 01/11/28	520	424
8.28%, 12/31/33	308	295
7.63%, 04/22/46	150	121
7.13%, 06/28/17	470	363
Brazil Government International Bond
4.25%, 01/07/25	210	198
5.00%, 01/27/45	1,850	1,468
Brazil Notas do Tesouro Nacional
10.00%, 01/01/23, BRL	4,512	1,138
10.00%, 01/01/27, BRL	176	41
China Government Bond
3.31%, 11/30/25, CNY	2,000	287
Italy Buoni Poliennali Del Tesoro
2.00%, 12/01/25, EUR	1,650	1,883
5.00%, 09/01/40, EUR	1,050	1,526
3.25%, 09/01/46, EUR (g)	770	886
Mexico Bonos
7.75%, 11/23/34, MXN	3,980	202
7.75%, 11/13/42, MXN	92,280	4,678
8.00%, 11/07/47, MXN	26,470	1,379
People's Republic of China
3.38%, 11/21/24, CNH	500	73
3.48%, 06/29/27, CNH	4,000	574
4.29%, 05/22/29, CNH	1,000	151
Russia Federal Bond
7.40%, 12/07/22, RUB	4,610	74
7.00%, 08/16/23, RUB	52,580	827
7.75%, 09/16/26, RUB	56,145	906
Russia Government Bond
7.00%, 01/25/23, RUB	35,830	563
8.15%, 02/03/27, RUB	137,617	2,276
7.05%, 01/19/28, RUB	37,797	582
Other Securities		9,058
		31,503
Treasury Inflation Indexed Securities 0.2%
Brazil Inflation Indexed Notas do Tesouro Nacional
6.00%, 08/15/50, BRL (k)	551	456
Other Securities		1,388
		1,844
U.S. Treasury Securities 1.4%
U.S. Treasury Note
0.75%, 08/31/18	5,000	4,991
2.63%, 06/30/23 (l)	1,980	1,970
2.88%, 05/31/25	3,610	3,623
2.75%, 06/30/25 (l)	3,952	3,935
		14,519
Total Government And Agency Obligations (cost $54,752)		51,706
OTHER EQUITY INTERESTS 0.0%
Materials 0.0%
Other Securities		45
	Shares/Par[1]	Value ($)
Other Securities		—
Total Other Equity Interests (cost $0)		45
INVESTMENT COMPANIES 2.0%
Altaba Inc. (b) (c)	282	20,620
Total Investment Companies (cost $14,304)		20,620
SHORT TERM INVESTMENTS 28.7%
Investment Companies 28.5%
JNL Government Money Market Fund - Institutional Class, 1.79% (m) (n)	301,454	301,454
Securities Lending Collateral 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95% (n)	1,303	1,303
Treasury Securities 0.1%
Argentina Treasury Bill
-0.50%, 09/14/18, ARS (o)	5,340	191
2.13%, 10/12/18, ARS (o)	11,360	392
Egypt Treasury Bill
15.63%, 11/13/18, EGP (o)	5,000	261
		844
Total Short Term Investments (cost $303,754)		303,601
Total Investments 107.8% (cost $1,111,706)		1,139,471
Total Securities Sold Short (14.2)% (proceeds $137,627)		(150,071)
Total Purchased Options 0.1% (cost $1,388)		1,286
Other Derivative Instruments (0.1)%		(811)
Other Assets and Liabilities, Net 6.4%		67,623
Total Net Assets 100.0%		1,057,498

(a) The Fund had an unfunded commitment at June 30, 2018. See Unfunded Commitments in the Schedules of Investments.

(b) Non-income producing security.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) All or portion of the security was on loan.

(e) All or a portion of the security is subject to a written call option.

(f) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(g) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2018, the value and the percentage of net assets of these liquid securities was $78,126 and 7.4%, respectively.

(h) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2018.

(i) Perpetual security. Next contractual call date presented, if applicable.

(j) Convertible security.

(k) Treasury inflation indexed note, par amount is not adjusted for inflation.

(l) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2018, the total payable for investments purchased on a delayed delivery basis was $5,957.

(m) Investment in affiliate.

(n) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

(o) The coupon rate represents the yield to maturity.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (14.2%)
COMMON STOCKS (13.0%)
Consumer Discretionary (3.0%)
500.com Ltd. - ADR	(12)	(178)
Best Buy Co. Inc.	(94)	(7,009)
Burlington Stores Inc.	(52)	(7,848)
Chegg Inc.	(13)	(355)
Discovery Inc. - Class A	(17)	(458)
Expedia Group Inc.	(1)	(92)
GameStop Corp. - Class A	(208)	(3,025)
Huazhu Group Ltd. - ADS	(11)	(442)
LGI Homes Inc.	(7)	(391)
Marriott Vacations Worldwide Corp.	(1)	(74)
Oriental Land Co. Ltd.	(20)	(2,137)
Pandora A/S	(32)	(2,221)
RH	(4)	(525)
Sinclair Broadcast Group Inc. - Class A	(10)	(309)
Six Flags Entertainment Corp.	(67)	(4,668)
Tesla Inc.	(3)	(1,072)
Walt Disney Co.	(13)	(1,383)
		(32,187)
Consumer Staples (0.2%)
ConAgra Brands Inc.	(17)	(617)
Herbalife Nutrition Ltd.	(18)	(948)
		(1,565)
Energy (0.6%)
Chesapeake Energy Corp.	(52)	(272)
Fugro NV - CVA	(22)	(322)
Golar LNG Ltd.	(9)	(267)
Green Plains Renewable Energy Inc.	(53)	(974)
Marathon Petroleum Corp.	(48)	(3,358)
Oasis Petroleum Inc.	(26)	(340)
SEACOR Holdings Inc.	(1)	(65)
SM Energy Co.	(4)	(92)
Teekay Corp.	(31)	(242)
		(5,932)
Financials (0.4%)
Annaly Capital Management Inc.	(4)	(36)
Cowen Inc. - Class A	(39)	(546)
Encore Capital Group Inc.	(38)	(1,392)
EzCorp Inc. - Class A	(72)	(866)
GSV Capital Corp.	(4)	(27)
Hope Bancorp Inc.	(23)	(417)
PRA Group Inc.	(22)	(832)
		(4,116)
Health Care (1.2%)
Alder Biopharmaceuticals Inc.	(16)	(252)
Allscripts-Misys Healthcare Solutions Inc.	(18)	(218)
AMAG Pharmaceuticals Inc.	(13)	(244)
Amicus Therapeutics Inc.	(212)	(3,317)
Canopy Growth Corp.	(2)	(67)
Corium International Inc.	(26)	(207)
CVS Health Corp.	(32)	(2,062)
Evolent Health Inc. - Class A	(16)	(333)
Innoviva Inc.	(39)	(538)
Insulet Corp.	(2)	(205)
Invacare Corp.	(69)	(1,290)
Ligand Pharmaceuticals Inc.	(1)	(146)
Medicines Co.	(15)	(541)
Neurocrine Biosciences Inc.	(5)	(487)
Nipro Corp.	(19)	(214)
Pacira Pharmaceuticals Inc.	(2)	(78)
PDL BioPharma Inc.	(165)	(386)
Radius Health Inc.	(15)	(444)
Repligen Corp.	(14)	(677)
Teladoc Inc.	(15)	(863)
Theravance Biopharma Inc.	(11)	(245)
Wright Medical Group NV	(9)	(239)
		(13,053)
Industrials (1.1%)
All Nippon Airways Co. Ltd.	(3)	(106)
American Airlines Group Inc.	(75)	(2,863)
	Shares/Par[1]	Value ($)
Atlas Air Worldwide Holdings Inc.	(11)	(754)
Chart Industries Inc.	(8)	(498)
Dassault Aviation SA	—	(693)
Delta Air Lines Inc.	(70)	(3,449)
Fortive Corp.	(10)	(771)
Kaman Corp.	(7)	(478)
Mirait Holdings Corp.	(24)	(367)
Navistar International Corp.	(3)	(127)
Patrick Industries Inc.	(5)	(304)
Team Inc.	(30)	(681)
WW Grainger Inc.	(1)	(211)
		(11,302)
Information Technology (5.6%)
Akamai Technologies Inc.	(2)	(138)
Alibaba Group Holding Ltd. - ADS	(94)	(17,479)
Alteryx Inc. - Class A	(6)	(212)
Apple Inc.	(21)	(3,834)
Atlassian Corp. Plc - Class A	(4)	(252)
CalAmp Corp.	(14)	(321)
Carbonite Inc.	(20)	(698)
Coupa Software Inc.	(9)	(543)
CSG Systems International Inc.	(5)	(198)
Electronics for Imaging Inc.	—	(7)
Envestnet Inc.	(8)	(465)
Everbridge Inc.	(2)	(110)
Five9 Inc.	(4)	(134)
Guidewire Software Inc.	(2)	(210)
HubSpot Inc.	(5)	(655)
Integrated Device Technology Inc.	(10)	(306)
j2 Global Inc.	(3)	(274)
KLA-Tencor Corp.	(10)	(1,026)
Knowles Corp.	(26)	(398)
Marvell Technology Group Ltd.	(46)	(978)
Microchip Technology Inc.	(13)	(1,196)
Micron Technology Inc.	(108)	(5,647)
MINDBODY Inc. - Class A	(5)	(211)
Momo Inc. - ADR	(5)	(197)
MongoDB Inc. - Class A	(7)	(351)
NetApp Inc.	(78)	(6,125)
Nvidia Corp.	(24)	(5,713)
Okta Inc. - Class A	(7)	(359)
PROS Holdings Inc.	(1)	(50)
RealPage Inc.	(9)	(497)
Red Hat Inc.	(4)	(588)
RingCentral Inc. - Class A	(3)	(194)
Sea Ltd. - ADR	(18)	(264)
ServiceNow Inc.	(3)	(470)
Square Inc. - Class A	(6)	(365)
Synaptics Inc.	(2)	(82)
Tencent Holdings Ltd.	(121)	(6,111)
Twilio Inc. - Class A	(2)	(116)
Twitter Inc.	(8)	(362)
Veeco Instruments Inc.	(5)	(77)
Vishay Intertechnology Inc.	(45)	(1,043)
Western Digital Corp.	(1)	(68)
Wix.com Ltd.	(2)	(189)
Workday Inc. - Class A	(1)	(63)
Zendesk Inc.	(5)	(292)
Zillow Group Inc. - Class C	(2)	(115)
		(58,983)
Materials (0.3%)
AK Steel Holding Corp.	(68)	(293)
Cleveland-Cliffs Inc.	(113)	(949)
Endeavour Mining Corp.	(11)	(203)
First Majestic Silver Corp.	(60)	(455)
Mitsubishi Chemical Holdings Corp.	(26)	(217)
Praxair Inc.	(6)	(986)
		(3,103)
Real Estate (0.5%)
American Homes For Rent - Class A	(73)	(1,628)
Brookfield Property Partners LP	(25)	(482)
Forest City Realty Trust Inc. - Class A	(58)	(1,319)
Invitation Homes Inc.	(91)	(2,097)
Pennsylvania REIT	(4)	(47)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Redwood Trust Inc.	(13)	(219)
		(5,792)
Telecommunication Services (0.1%)
Avaya Holdings Corp.	(21)	(425)
GDS Holdings Ltd. - ADR	(13)	(536)
		(961)
Utilities (0.0%)
Kyushu Electric Power Co. Inc.	(38)	(418)
Total Common Stocks (proceeds $125,329)		(137,412)
PREFERRED STOCKS (0.1%)
Consumer Discretionary (0.1%)
Volkswagen AG (a)	(4)	(684)
Total Preferred Stocks (proceeds $633)		(684)
	Shares/Par[1]	Value ($)
INVESTMENT COMPANIES (1.1%)
iShares 7-10 Year Treasury Bond Fund ETF	(30)	(3,095)
iShares JPMorgan USD Emerging Markets Bond ETF	(6)	(662)
iShares Russell 2000 ETF	(8)	(1,340)
SPDR S&P 500 ETF Trust	(13)	(3,403)
SPDR S&P Regional Banking ETF Fund	(40)	(2,412)
Utilities Select Sector SPDR Fund	(20)	(1,063)
Total Investment Companies (proceeds $11,665)		(11,975)
Total Securities Sold Short (14.2%) (proceeds $137,627)		(150,071)

(a) Convertible security.

Summary of Investments by Country^	Total Long Term Investments
Argentina	0.5%
Australia	0.1
Belgium	0.6
Bermuda	0.5
Brazil	2.1
Canada	1.4
Cayman Islands	0.2
Chile	0.1
China	3.6
Colombia	0.2
Denmark	0.7
Ecuador	0.1
Egypt	0.1
Finland	0.1
France	1.2
Germany	0.7
Ghana	0.2
Hong Kong	0.5
Hungary	0.2
India	0.6
Indonesia	0.4
Ireland	0.1
Israel	0.1
Italy	0.9
Japan	0.5
Kuwait	—
Luxembourg	0.6
Malaysia	—
Mexico	1.5
Monaco	—
Netherlands	2.9
Panama	0.2
Philippines	—
Portugal	0.1
Puerto Rico	0.2
Russian Federation	1.2
Singapore	0.3
South Africa	1.5
South Korea	1.3
Spain	0.6
Sweden	0.1
Switzerland	1.4
Taiwan	0.3
Turkey	0.5
United Arab Emirates	0.4
United Kingdom	2.8
United States of America	68.4
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Berry Petroleum Co. Escrow	03/15/17	—	—	—
Nexeo Solutions Inc.	12/07/16	838	872	0.1
WL Ross Holding Corp.	06/09/16	71	54	—
WLRS Fund I LLC	06/09/16	46	38	—
		955	964	0.1

Unfunded Commitments

	Unfunded Commitment ($)	Appreciation/ (Depreciation) ($)

Stada Arzneimittel AG – Term Loan C	2,012	(84)
	2,012	(84)

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
90-Day Eurodollar	5	September 2018		1,219	—	—
90-Day Eurodollar	(138)	December 2018		(33,828)	—	239
90-Day Eurodollar	517	December 2019		125,478	(14)	(60)
90-Day Eurodollar	10	March 2020		2,442	—	(17)
90-Day Eurodollar	195	June 2020		47,411	(7)	(114)
90-Day Eurodollar	48	March 2021		11,707	(2)	(63)
Australia Commonwealth Treasury Bond, 10-Year	(9)	September 2018	AUD	(1,148)	1	(12)
Australian Dollar	27	September 2018		2,033	13	(35)
British Pound	(12)	September 2018		(1,008)	(9)	15
Canadian Dollar	13	September 2018		979	9	11
Canadian Government Bond, 10-Year	7	September 2018	CAD	954	(2)	2
Euro FX Currency	11	September 2018		1,608	20	6
Euro-Bund	(377)	September 2018	EUR	(61,047)	(38)	(264)
Euro-Buxl	(26)	September 2018	EUR	(4,552)	(29)	(78)
Euro-OAT	(40)	September 2018	EUR	(6,123)	(20)	(67)
Japanese Government Bond, 10-Year	(5)	September 2018	JPY	(752,996)	1	(11)
Japanese Yen	(1)	September 2018		(113)	—	—
Mexican Peso	85	September 2018		2,023	(15)	90
Russian Ruble	32	September 2018		1,260	4	4
Short Term Euro-BTP	8	September 2018	EUR	879	4	7
Swiss Franc	5	September 2018		640	5	(5)
U.S. Treasury Long Bond	650	September 2018		93,189	19	1,061
U.S. Treasury Note, 10-Year	(18)	September 2018		(2,145)	—	(18)
U.S. Treasury Note, 10-Year	(841)	September 2018		(100,758)	—	(320)
U.S. Treasury Note, 2-Year	(19)	September 2018		(4,032)	1	7
U.S. Treasury Note, 5-Year	763	September 2018		86,515	(19)	175
Ultra Long Term U.S. Treasury Bond	12	September 2018		1,918	(2)	(3)
					(80)	550

Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate (%)	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M LIBOR (Q)	Receiving	1.74	05/23/26		9,085	8	758
3M LIBOR (Q)	Receiving	1.74	05/27/26		5,500	5	468
3M LIBOR (Q)	Receiving	2.73	11/15/43		4,746	—	305
3M LIBOR (Q)	Receiving	2.95	11/15/43		14,358	15	170
3M LIBOR (S)	Paying	1.70	09/28/19		5,440	—	(64)
3M LIBOR (S)	Paying	1.67	06/14/20		1,310	—	(27)
3M LIBOR (S)	Paying	2.13	12/19/20		3,470	(1)	(59)
3M LIBOR (S)	Paying	1.34	06/01/21		11,010	(2)	(469)
3M LIBOR (S)	Paying	1.22	06/27/21		5,710	(1)	(269)
3M LIBOR (S)	Paying	2.25	05/31/22		19,140	(8)	(336)
3M LIBOR (S)	Paying	2.56	05/31/22		38,578	(17)	(443)
3M LIBOR (S)	Paying	2.85	08/31/22		52,664	(24)	83
3M LIBOR (S)	Paying	2.17	12/01/22		2,810	(2)	(85)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.13	06/20/24	JPY	645,100	1	2
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.79	04/19/47	JPY	158,000	3	12

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate (%)	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
6M EURIBOR (S)	Receiving	1.50	08/23/47	EUR	744	(2)	(8)
Mexican Interbank Rate (M)	Paying	7.19	04/13/20	MXN	22,500	(1)	(18)
Mexican Interbank Rate (M)	Paying	7.11	04/14/20	MXN	99,300	(3)	(87)
Mexican Interbank Rate (M)	Paying	7.08	04/15/20	MXN	58,900	(2)	(54)
Mexican Interbank Rate (M)	Paying	7.09	04/15/20	MXN	40,400	(1)	(36)
Mexican Interbank Rate (M)	Paying	7.44	05/28/20	MXN	85,700	(3)	(52)
Mexican Interbank Rate (M)	Paying	7.40	05/29/20	MXN	41,600	(1)	(27)
Mexican Interbank Rate (M)	Paying	7.34	06/01/20	MXN	84,400	(4)	(60)
Mexican Interbank Rate (M)	Paying	7.34	03/31/22	MXN	194,160	(9)	(196)
						(49)	(492)

Centrally Cleared Interest Rate Swap Agreements
Payments received by the Fund[10]	Payments made by the Fund[10]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Federal Funds Effective Rate +0.36% (Q)	3M LIBOR	09/19/23	15,577	(3)	9

Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional[1,7]	Value[6] ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection[3]
CDX.NA.HY.29 (Q)	5.00	12/20/22	565	(35)	1	3
CDX.NA.HY.30 (Q)	5.00	06/20/23	1,370	(79)	1	15
				(114)	2	18
Credit default swap agreements - sell protection[4]
CDX.NA.IG.29 (Q)	1.00	12/20/27	(420)	(3)	—	(3)
CDX.NA.IG.30 (Q)	1.00	06/20/23	(32,990)	488	7	(97)
iTraxx Europe Crossover Series 24 (Q)	5.00	12/20/20	(652)	58	2	(18)
iTraxx Europe Crossover Series 25 (Q)	5.00	06/20/21	(650)	67	2	2
				610	11	(116)

Exchange Traded Futures Options
Reference Entity	Purchased (Written) Contracts[1]	Exercise Price		Expiration	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Interest Options
Euro-Bund	(25)	EUR	161.00	07/27/18	2	7
Euro-Bund	(20)	EUR	159.50	07/27/18	—	3
Euro-Bund	(8)	EUR	158.00	07/27/18	—	5
Euro-Bund	(20)	EUR	160.00	07/27/18	1	8
Euro-Bund	(8)	EUR	160.00	08/24/18	—	—
Euro-Bund	(4)	EUR	161.00	08/24/18	—	—
Euro-Bund	2	EUR	161.50	07/27/18	—	—
Euro-Bund	14	EUR	162.00	07/27/18	(2)	(4)
Euro-Bund	27	EUR	177.00	07/27/18	—	(1)
Euro-Bund	12	EUR	186.00	07/27/18	—	—
Euro-Bund	(14)	EUR	160.50	07/27/18	1	3
Euro-Bund	364	EUR	170.00	07/27/18	—	(12)
Euro-Bund	(4)	EUR	163.00	07/27/18	—	—
Euro-Bund	2	EUR	159.00	07/27/18	—	(1)
Euro-Bund	(11)	EUR	161.00	07/27/18	—	(10)
Euro-Bund	(8)	EUR	161.50	07/27/18	—	(6)
					2	(8)

Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Exchange Traded Future Options
10-Year U.S. Treasury Note Future	Call	127.50	07/27/18	109	—
10-Year U.S. Treasury Note Future	Call	126.50	07/27/18	124	—

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Exchange Traded Purchased Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
10-Year U.S. Treasury Note Future	Call	129.00	07/27/18	147	—
10-Year U.S. Treasury Note Future	Call	127.00	07/27/18	106	—
10-Year U.S. Treasury Note Future	Call	124.00	07/27/18	164	3
10-Year U.S. Treasury Note Future	Call	120.25	07/27/18	13	6
10-Year U.S. Treasury Note Future	Call	123.50	07/27/18	234	4
10-Year U.S. Treasury Note Future	Call	123.00	07/27/18	28	—
10-Year U.S. Treasury Note Future	Call	124.50	07/27/18	81	1
10-Year U.S. Treasury Note Future	Call	126.00	08/24/18	76	1
10-Year U.S. Treasury Note Future	Call	125.50	08/24/18	76	1
10-Year U.S. Treasury Note Future	Put	120.00	07/27/18	18	5
10-Year U.S. Treasury Note Future	Put	120.25	07/27/18	16	8
2-Year U.S. Treasury Note Future	Call	107.13	08/24/18	19	—
5-Year U.S. Treasury Note Future	Call	117.75	07/27/18	20	—
5-Year U.S. Treasury Note Future	Put	109.75	07/27/18	508	—
5-Year U.S. Treasury Note Future	Put	110.25	07/27/18	1	—
5-Year U.S. Treasury Note Future	Put	109.50	07/27/18	35	—
5-Year U.S. Treasury Note Future	Put	110.00	07/27/18	3	—
5-Year U.S. Treasury Note Future	Put	110.50	07/27/18	93	1
5-Year U.S. Treasury Note Future	Put	110.25	08/24/18	52	1
5-Year U.S. Treasury Note Future	Put	108.50	08/24/18	8	—
5-Year U.S. Treasury Note Future	Put	109.25	08/24/18	15	—
5-Year U.S. Treasury Note Future	Put	109.00	08/24/18	84	1
Australian Dollar Future	Call	0.74	07/06/18	2	1
Canadian Dollar Future	Call	0.77	07/06/18	2	—
Canadian Dollar Future	Call	0.78	07/06/18	2	—
Canadian Dollar Future	Call	0.78	07/06/18	4	—
Canadian Dollar Future	Call	0.75	07/06/18	6	7
Canadian Dollar Future	Call	0.76	07/06/18	4	2
Canadian Dollar Future	Call	0.76	08/03/18	2	1
Euro FX Currency Future	Call	1.19	07/06/18	2	—
Euro FX Currency Future	Call	1.19	07/06/18	2	—
Euro FX Currency Future	Call	1.17	08/03/18	5	8
U.S. Treasury Long Bond Future	Call	145.50	07/27/18	18	14
U.S. Treasury Long Bond Future	Call	144.00	07/27/18	13	20
U.S. Treasury Long Bond Future	Call	144.50	07/27/18	24	29
U.S. Treasury Long Bond Future	Put	131.00	07/27/18	8	—
U.S. Treasury Long Bond Future	Put	132.00	07/27/18	23	—
U.S. Treasury Long Bond Future	Put	145.00	07/27/18	6	6
U.S. Treasury Long Bond Future	Put	129.00	07/27/18	115	—
U.S. Treasury Long Bond Future	Put	130.00	07/27/18	161	—
U.S. Treasury Long Bond Future	Put	127.00	08/24/18	354	—
U.S. Treasury Long Bond Week 1 Future	Call	145.50	07/06/18	4	1
					121
Index Options
S&P 500 Index	Put	2,600.00	09/21/18	94	349
					349
Options on Securities
Advanced Micro Devices Inc.	Put	15.00	07/20/18	92	6
Atlas Air Worldwide Holdings Inc.	Call	77.50	07/20/18	33	1
Conagra Brands Inc.	Put	31.00	09/21/18	237	6
Cypress Semiconductor Corp.	Put	16.00	07/20/18	46	3
Huntsman Corp.	Put	29.00	08/17/18	837	109
Intel Corp.	Call	52.00	07/20/18	92	4
j2 Global Inc.	Call	90.00	07/20/18	9	1
Navistar International Corp.	Call	45.00	07/20/18	19	1
RingCentral Inc.	Call	85.00	07/20/18	12	—
SPDR S&P 500 ETF Trust	Put	271.00	07/20/18	205	63
Twitter Inc.	Call	50.00	07/20/18	10	—
United Technologies Corp.	Put	105.00	08/17/18	83	1
United Technologies Corp.	Put	105.00	09/21/18	85	4
VanEck Vectors Semiconductor ETF	Put	104.00	07/20/18	130	40
Walt Disney Co.	Put	95.00	01/18/19	131	33
Weibo Corp.	Call	115.00	07/20/18	24	—
					272

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts [1]	Value ($)
Credit Default Swaptions[11]
CDX.NA.IG.30, 06/20/23	BOA	Call		0.63	08/15/18	5,990,000	3
							3
Foreign Currency Options
Canadian Dollar versus USD	CGM	Call	CAD	1.31	08/15/18	1,900,000	27
Euro versus USD	CGM	Call	EUR	1.17	08/15/18	1,870,000	23
Brazilian Real versus USD	BOA	Put	BRL	3.50	08/06/18	1,400,000	—
Brazilian Real versus USD	CGM	Put	BRL	3.73	09/05/18	990,000	9
Brazilian Real versus USD	CGM	Put	BRL	3.80	09/06/18	1,200,000	18
Brazilian Real versus USD	CGM	Put	BRL	3.76	09/18/18	1,200,000	16
Brazilian Real versus USD	GSC	Put	BRL	3.47	08/02/18	1,500,000	—
Brazilian Real versus USD	JPM	Put	BRL	3.35	07/16/18	2,100,000	—
Brazilian Real versus USD	JPM	Put	BRL	3.50	07/25/18	750,000	—
Brazilian Real versus USD	MSC	Put	BRL	3.40	07/24/18	750,000	—
Brazilian Real versus USD	MSC	Put	BRL	3.59	08/15/18	1,500,000	2
Canadian Dollar versus USD	BCL	Put	CAD	1.32	07/26/18	1,200,000	13
Canadian Dollar versus USD	GSC	Put	CAD	1.31	08/20/18	2,400,000	25
Indian Rupee versus USD	CGM	Put	INR	62.50	05/13/20	7,000,000	12
Indian Rupee versus USD	GSC	Put	INR	65.50	07/24/18	750,000	—
Mexican Peso versus USD	CGM	Put	MXN	19.36	08/16/18	2,090,000	19
Mexican Peso versus USD	GSC	Put	MXN	20.15	07/12/18	1,200,000	26
Mexican Peso versus USD	GSC	Put	MXN	19.00	08/06/18	1,400,000	6
Mexican Peso versus USD	GSC	Put	MXN	19.15	08/07/18	2,110,000	13
Mexican Peso versus USD	JPM	Put	MXN	20.25	09/12/18	1,200,000	37
Mexican Peso versus USD	JPM	Put	MXN	19.50	09/18/18	1,800,000	26
Mexican Peso versus USD	JPM	Put	MXN	19.49	08/15/18	1,500,000	17
Mexican Peso versus USD	JPM	Put	MXN	19.00	07/23/18	750,000	2
Mexican Peso versus USD	MSC	Put	MXN	20.88	09/18/18	1,200,000	63
Mexican Peso versus USD	MSC	Put	MXN	19.00	07/25/18	937,500	3
New Turkish Lira versus USD	MSC	Put	TRY	4.82	09/17/18	1,200,000	47
Russian Ruble versus USD	BOA	Put	RUB	62.58	08/02/18	1,500,000	18
Russian Ruble versus USD	BOA	Put	RUB	61.41	09/13/18	1,800,000	19
Russian Ruble versus USD	CGM	Put	RUB	62.00	08/07/18	1,530,000	14
Russian Ruble versus USD	CGM	Put	RUB	60.89	09/06/18	1,900,000	14
Russian Ruble versus USD	CGM	Put	RUB	60.40	07/25/18	937,500	1
Russian Ruble versus USD	GSC	Put	RUB	60.00	07/24/18	750,000	1
Russian Ruble versus USD	MSC	Put	RUB	61.61	07/13/18	1,500,000	4
Russian Ruble versus USD	MSC	Put	RUB	61.85	08/02/18	3,000,000	22
South African Rand versus USD	CGM	Put	ZAR	13.35	09/26/18	2,400,000	36
							533

Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Exchange Traded Future Options
10-Year U.S. Treasury Note Future	Call	121.00	07/27/18	28	(7)
10-Year U.S. Treasury Note Future	Call	120.75	07/27/18	5	(1)
10-Year U.S. Treasury Note Future	Call	120.00	07/27/18	44	(23)
10-Year U.S. Treasury Note Future	Call	119.50	07/27/18	39	(35)
10-Year U.S. Treasury Note Future	Call	119.00	07/27/18	12	(15)
10-Year U.S. Treasury Note Future	Call	120.50	07/27/18	64	(19)
10-Year U.S. Treasury Note Future	Call	121.00	08/24/18	8	(3)
10-Year U.S. Treasury Note Future	Call	120.50	08/24/18	79	(42)
10-Year U.S. Treasury Note Future	Put	119.75	07/27/18	8	(2)
10-Year U.S. Treasury Note Future	Put	119.50	07/27/18	2	—
10-Year U.S. Treasury Note Week 1 Future	Call	120.00	07/06/18	29	(8)
10-Year U.S. Treasury Note Week 1 Future	Call	120.50	07/06/18	17	(1)
10-Year U.S. Treasury Note Week 1 Future	Put	120.00	07/06/18	12	(3)
10-Year U.S. Treasury Note Week 1 Future	Put	119.75	07/06/18	12	—
5-Year U.S. Treasury Note Future	Call	114.50	07/27/18	39	(2)
5-Year U.S. Treasury Note Future	Call	114.00	07/27/18	4	(1)
5-Year U.S. Treasury Note Future	Call	113.75	07/27/18	8	(2)
5-Year U.S. Treasury Note Future	Call	114.25	08/24/18	39	(8)
5-Year U.S. Treasury Note Week 1 Future	Call	113.50	07/06/18	20	(5)
5-Year U.S. Treasury Note Week 1 Future	Call	113.75	07/13/18	10	(2)
Australian Dollar Future	Call	0.75	08/03/18	2	—
Euro FX Currency Future	Call	1.18	07/06/18	8	(2)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Euro FX Currency Future	Call	1.18	07/06/18	4	(2)
Euro FX Currency Future	Call	1.17	07/06/18	1	(1)
Euro FX Currency Future	Call	1.18	08/03/18	2	(2)
U.S. Treasury Long Bond Future	Call	146.00	07/27/18	27	(15)
U.S. Treasury Long Bond Future	Call	145.00	07/27/18	17	(17)
U.S. Treasury Long Bond Future	Call	143.00	07/27/18	8	(20)
U.S. Treasury Long Bond Future	Call	147.00	08/24/18	8	(4)
U.S. Treasury Long Bond Future	Call	146.00	08/24/18	24	(24)
U.S. Treasury Long Bond Future	Put	143.50	07/27/18	8	(4)
U.S. Treasury Long Bond Week 1 Future	Call	144.00	07/06/18	4	(5)
U.S. Treasury Long Bond Week 1 Future	Put	143.50	07/06/18	20	—
					(275)
Index Options
S&P 500 Index	Put	2450.00	09/21/18	94	(175)
					(175)
Options on Securities
Atlas Air Worldwide Holdings Inc.	Put	70.00	07/20/18	33	(4)
CenturyLink Inc.	Call	19.00	07/20/18	93	(2)
Conagra Brands Inc.	Call	35.00	09/21/18	237	(43)
GGP Inc.	Call	20.00	07/20/18	177	(10)
Huntsman Corp.	Call	33.00	08/17/18	857	(30)
j2 Global Inc.	Put	80.00	07/20/18	9	—
Navistar International Corp.	Put	40.00	07/20/18	19	(2)
RingCentral Inc.	Put	75.00	07/20/18	12	(6)
SPDR S&P 500 ETF Trust	Put	266.00	07/20/18	205	(36)
Twenty-First Century Fox Inc.	Call	45.00	07/20/18	70	(34)
Twitter Inc.	Put	42.00	07/20/18	10	(1)
United Technologies Corp.	Call	125.00	08/17/18	30	(12)
United Technologies Corp.	Call	120.00	08/17/18	55	(37)
United Technologies Corp.	Call	120.00	09/21/18	85	(67)
VanEck Vectors Semiconductor ETF	Put	95.00	07/20/18	130	(8)
Walt Disney Co.	Call	115.00	01/18/19	131	(34)
					(326)

OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Notional/ Contracts [1]	Value ($)
Credit Default Swaptions[11]
CDX.NA.IG.30, 06/20/23	BOA	Put		0.80	08/15/18	5,990,000	(5)
							(5)
Foreign Currency Options
Brazilian Real versus USD	BOA	Put	BRL	3.40	08/06/18	2,800,000	—
Brazilian Real versus USD	BOA	Put	BRL	3.75	08/09/18	1,680,000	(11)
Brazilian Real versus USD	CGM	Put	BRL	3.78	07/31/18	1,800,000	(12)
Brazilian Real versus USD	CGM	Put	BRL	3.69	09/06/18	2,400,000	(17)
Brazilian Real versus USD	CGM	Put	BRL	3.60	09/18/18	2,400,000	(10)
Brazilian Real versus USD	JPM	Put	BRL	3.40	07/25/18	1,500,000	—
Brazilian Real versus USD	MSC	Put	BRL	3.32	07/24/18	1,500,000	—
Euro versus USD	BCL	Call	EUR	1.15	08/27/18	1,870,000	(10)
Indian Rupee versus USD	GSC	Put	INR	64.80	07/24/18	1,500,000	—
Korean Won versus USD	CGM	Put	KRW	1,084.00	09/20/18	1,176,376	(8)
Mexican Peso versus USD	CGM	Call	MXN	19.50	07/11/18	1,500,000	(41)
Mexican Peso versus USD	JPM	Call	MXN	21.74	07/05/18	1,470,000	—
Mexican Peso versus USD	CGM	Put	MXN	18.00	07/11/18	1,500,000	—
Mexican Peso versus USD	GSC	Put	MXN	19.75	07/12/18	2,400,000	(26)
Mexican Peso versus USD	GSC	Put	MXN	18.50	08/06/18	2,800,000	(5)
Mexican Peso versus USD	JPM	Put	MXN	19.50	07/02/18	1,800,000	(2)
Mexican Peso versus USD	JPM	Put	MXN	18.40	07/23/18	1,500,000	(1)
Mexican Peso versus USD	JPM	Put	MXN	19.00	08/13/18	1,500,000	(8)
Mexican Peso versus USD	JPM	Put	MXN	19.65	09/12/18	2,400,000	(40)
Mexican Peso versus USD	MSC	Put	MXN	20.50	07/16/18	1,200,000	(42)
Mexican Peso versus USD	MSC	Put	MXN	18.50	07/25/18	1,875,000	(2)
Mexican Peso versus USD	MSC	Put	MXN	20.08	09/18/18	2,400,000	(65)
New Turkish Lira versus USD	MSC	Put	TRY	4.58	09/17/18	2,400,000	(35)
Russian Ruble versus USD	CGM	Put	RUB	58.75	07/25/18	1,875,000	—
Russian Ruble versus USD	CGM	Put	RUB	60.50	08/07/18	3,060,000	(9)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Notional/ Contracts [1]	Value ($)
Russian Ruble versus USD	GSC	Put	RUB	58.80	07/24/18	1,500,000	—
							(344)

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
ARS/USD	BOA	07/05/18	ARS	638	22	(8)
ARS/USD	JPM	07/24/18	ARS	2,855	96	(38)
ARS/USD	CIT	07/30/18	ARS	15,518	521	(201)
ARS/USD	BOA	08/21/18	ARS	26,856	882	(139)
ARS/USD	JPM	09/17/18	ARS	11,676	373	(186)
ARS/USD	CIT	09/28/18	ARS	638	20	(1)
ARS/USD	CIT	10/03/18	ARS	10,040	316	(138)
ARS/USD	JPM	10/03/18	ARS	1,530	48	(21)
ARS/USD	CIT	10/05/18	ARS	3,122	98	(43)
ARS/USD	GSC	10/05/18	ARS	4,470	141	(61)
ARS/USD	CIT	10/23/18	ARS	17,718	549	(247)
ARS/USD	BOA	12/21/18	ARS	15,327	454	(18)
AUD/USD	CIT	07/19/18	AUD	1,539	1,138	(22)
BRL/USD	BCL	07/19/18	BRL	3,080	794	(69)
BRL/USD	CIT	07/19/18	BRL	3,246	837	(113)
BRL/USD	GSC	07/19/18	BRL	8,949	2,306	(151)
BRL/USD	CIT	08/02/18	BRL	2,434	626	(6)
BRL/USD	BOA	08/13/18	BRL	2,460	632	(9)
CAD/USD	BCL	07/19/18	CAD	3,076	2,340	(107)
CAD/USD	BCL	07/27/18	CAD	602	458	5
CAD/USD	CIT	08/16/18	CAD	720	548	(13)
CAD/USD	MSC	08/21/18	CAD	1,040	792	9
CLP/USD	BCL	07/19/18	CLP	808,697	1,238	(101)
CNH/USD	JPM	07/19/18	CNH	8,047	1,212	(49)
COP/USD	BCL	07/19/18	COP	4,907,085	1,672	(16)
COP/USD	BCL	07/19/18	COP	421,632	144	—
COP/USD	BOA	07/19/18	COP	3,471,233	1,183	(3)
COP/USD	JPM	07/19/18	COP	2,266,573	773	(34)
EUR/USD	JPM	07/05/18	EUR	2,478	2,891	(34)
EUR/USD	BCL	07/19/18	EUR	263	307	(10)
EUR/USD	CIT	07/19/18	EUR	3,357	3,922	(74)
EUR/USD	CIT	07/19/18	EUR	820	958	1
EUR/USD	JPM	08/15/18	EUR	138	161	—
EUR/USD	CIT	08/17/18	EUR	468	547	(10)
EUR/USD	CIT	08/29/18	EUR	405	474	(1)
GBP/USD	JPM	07/13/18	GBP	1,093	1,445	(64)
GBP/USD	JPM	07/13/18	GBP	276	364	—
GBP/USD	JPM	07/17/18	GBP	164	216	(1)
GBP/USD	BCL	07/19/18	GBP	353	466	(39)
GBP/USD	JPM	09/11/18	GBP	414	547	(33)
IDR/USD	JPM	07/19/18	IDR	10,722,174	747	1
INR/USD	JPM	07/19/18	INR	541,572	7,889	(361)
JPY/USD	GSC	09/19/18	JPY	600,000	5,440	(39)
KRW/USD	JPM	07/19/18	KRW	471,435	423	(14)
MXN/USD	JPM	07/16/18	MXN	7,227	363	(27)
MXN/USD	MSC	07/18/18	MXN	10,284	516	20
MXN/USD	BCL	07/19/18	MXN	461	23	1
MXN/USD	GSC	07/19/18	MXN	52,250	2,622	2
MXN/USD	JPM	07/19/18	MXN	570	29	—
MXN/USD	JPM	07/25/18	MXN	1,351	68	(3)
MXN/USD	JPM	08/15/18	MXN	9,730	486	(11)
MXN/USD	JPM	10/18/18	MXN	7,227	358	2
PEN/USD	CIT	07/19/18	PEN	4,219	1,288	(16)
PHP/USD	JPM	07/19/18	PHP	16,995	318	(4)
PLN/USD	BOA	07/19/18	PLN	9,237	2,465	(272)
RUB/USD	MSC	07/16/18	RUB	34,256	545	3
RUB/USD	BCL	07/19/18	RUB	83,410	1,326	(7)
RUB/USD	CIT	07/19/18	RUB	139,058	2,210	(10)
RUB/USD	JPM	07/19/18	RUB	98,422	1,564	(23)
RUB/USD	JPM	08/03/18	RUB	68,651	1,089	10
TRY/USD	BCL	07/19/18	TRY	6,171	1,334	(129)
TRY/USD	CIT	07/19/18	TRY	9,736	2,105	(201)
TRY/USD	MSC	09/18/18	TRY	137	29	1
TWD/USD	JPM	07/19/18	TWD	15,054	494	(10)
USD/ARS	CIT	07/05/18	ARS	(638)	(22)	1
USD/ARS	BOA	08/21/18	ARS	(41,629)	(1,367)	214
USD/AUD	BCL	07/19/18	AUD	(2,540)	(1,879)	45
USD/AUD	CIT	07/19/18	AUD	(1,620)	(1,198)	(9)
USD/AUD	CIT	07/19/18	AUD	(5,419)	(4,008)	194
USD/BRL	GSC	07/03/18	BRL	(2,285)	(590)	10
USD/BRL	JPM	07/17/18	BRL	(2,454)	(632)	81
USD/BRL	GSC	07/19/18	BRL	(5,620)	(1,448)	136
USD/BRL	JPM	07/19/18	BRL	(2,285)	(589)	3
USD/BRL	GSC	08/06/18	BRL	(1,873)	(482)	43
USD/BRL	MSC	08/17/18	BRL	(1,861)	(478)	24
USD/BRL	CIT	09/10/18	BRL	(1,349)	(346)	3
USD/CAD	CIT	07/19/18	CAD	(500)	(380)	5
USD/CAD	JPM	07/19/18	CAD	(1,500)	(1,141)	16
USD/CAD	BCL	07/27/18	CAD	(602)	(458)	(5)
USD/CAD	GSC	08/21/18	CAD	(1,040)	(792)	(9)
USD/CAD	BBH	08/29/18	CAD	(2,710)	(2,063)	(26)
USD/CAD	SSB	09/14/18	CAD	(1,994)	(1,518)	16
USD/CLP	BCL	07/19/18	CLP	(161,979)	(248)	9
USD/CNH	CIT	07/19/18	CNH	(31,134)	(4,690)	229
USD/CNY	BCL	07/19/18	CNY	(9,553)	(1,441)	65
USD/COP	BCL	07/19/18	COP	(2,045,460)	(697)	37
USD/COP	MSC	07/19/18	COP	(2,088,282)	(712)	24
USD/EUR	JPM	07/05/18	EUR	(2,477)	(2,891)	209
USD/EUR	BCL	07/19/18	EUR	(10,898)	(12,732)	796
USD/EUR	CIT	07/19/18	EUR	(1,190)	(1,391)	(8)
USD/EUR	CIT	07/19/18	EUR	(3,721)	(4,347)	88
USD/EUR	JPM	07/19/18	EUR	(2,000)	(2,336)	27
USD/EUR	JPM	08/15/18	EUR	(3,192)	(3,738)	154
USD/EUR	BCL	08/29/18	EUR	(405)	(474)	1
USD/EUR	BNP	08/29/18	EUR	(16,986)	(19,907)	(127)
USD/EUR	SSB	09/14/18	EUR	(679)	(797)	7
USD/GBP	JPM	07/13/18	GBP	(7,717)	(10,182)	341
USD/GBP	JPM	07/17/18	GBP	(248)	(327)	23
USD/GBP	RBS	08/29/18	GBP	(5,431)	(7,181)	32
USD/GBP	JPM	09/11/18	GBP	(414)	(547)	33
USD/HKD	BBH	07/03/18	HKD	(98)	(12)	—
USD/HKD	BBH	07/05/18	HKD	(2)	—	—
USD/IDR	BCL	07/19/18	IDR	(6,409,680)	(446)	15
USD/IDR	CIT	07/19/18	IDR	(13,985,500)	(974)	11
USD/IDR	JPM	07/19/18	IDR	(9,571,487)	(666)	10
USD/INR	JPM	07/19/18	INR	(113,021)	(1,646)	(9)
USD/INR	JPM	07/19/18	INR	(40,197)	(586)	1
USD/JPY	CIT	07/19/18	JPY	(710,309)	(6,412)	240
USD/JPY	SSB	09/14/18	JPY	(267,740)	(2,427)	15
USD/KRW	BCL	07/19/18	KRW	(2,330,073)	(2,092)	96
USD/KRW	CIT	07/19/18	KRW	(446,660)	(401)	(3)
USD/KRW	JPM	07/19/18	KRW	(888,430)	(797)	(7)
USD/MXN	JPM	07/09/18	MXN	(5,362)	(269)	1
USD/MXN	JPM	07/16/18	MXN	(7,227)	(363)	(2)
USD/MXN	BCL	07/18/18	MXN	(10,284)	(516)	(22)
USD/MXN	BCL	07/19/18	MXN	(2,143)	(108)	(5)
USD/MXN	BCL	07/19/18	MXN	(25,624)	(1,286)	87
USD/MXN	CIT	07/19/18	MXN	(10,437)	(524)	(26)
USD/MXN	CIT	07/19/18	MXN	(58,126)	(2,917)	214
USD/MXN	JPM	07/19/18	MXN	(10,005)	(503)	2
USD/MXN	GSC	08/09/18	MXN	(14,622)	(731)	9
USD/MXN	JPM	08/17/18	MXN	(10,109)	(505)	(2)
USD/MXN	CIT	08/20/18	MXN	(13,950)	(696)	2
USD/PEN	BCL	07/19/18	PEN	(889)	(271)	(1)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/PHP	JPM	07/19/18	PHP	(72,333)	(1,354)	28
USD/PLN	BCL	07/19/18	PLN	(1,056)	(282)	5
USD/PLN	CIT	07/19/18	PLN	(1,632)	(435)	30
USD/PLN	JPM	07/19/18	PLN	(6,550)	(1,748)	65
USD/RUB	MSC	07/16/18	RUB	(34,256)	(545)	(1)
USD/RUB	GSC	07/19/18	RUB	(74,260)	(1,180)	(6)
USD/RUB	GSC	07/19/18	RUB	(127,858)	(2,032)	27
USD/RUB	JPM	07/19/18	RUB	(120,123)	(1,910)	(5)
USD/RUB	BOA	08/03/18	RUB	(32,376)	(514)	(11)
USD/RUB	MSC	08/03/18	RUB	(70,371)	(1,117)	(10)
USD/RUB	CIT	09/07/18	RUB	(44,088)	(697)	8
USD/RUB	BOA	09/14/18	RUB	(40,967)	(647)	1
USD/RUB	MSC	10/18/18	RUB	(34,256)	(539)	(4)
USD/TRY	BCL	07/19/18	TRY	(2,253)	(487)	(5)
USD/TRY	JPM	07/19/18	TRY	(2,786)	(602)	(22)
USD/TRY	JPM	07/19/18	TRY	(2,147)	(464)	30
USD/TWD	BCL	07/19/18	TWD	(72,189)	(2,370)	119
USD/TWD	JPM	08/02/18	TWD	(10,220)	(336)	(1)
USD/TWD	JPM	08/02/18	TWD	(3,005)	(99)	—
USD/TWD	CIT	08/03/18	TWD	(21,210)	(697)	—
USD/ZAR	BOA	07/19/18	ZAR	(22,633)	(1,644)	208
USD/ZAR	CIT	09/28/18	ZAR	(9,438)	(679)	(7)
ZAR/USD	BBH	07/02/18	ZAR	533	39	—
ZAR/USD	BCL	07/19/18	ZAR	28,070	2,038	(86)
ZAR/USD	CIT	07/19/18	ZAR	6,450	469	(41)
					(70,767)	498

OTC Interest Rate Swap Agreements
Floating Rate Index[2]	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate (%)	Expiration	Notional [1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Brazil Interbank Deposit Rate (A)	Paying	BOA	12.49	01/04/21	BRL	12,970	—	268
Brazil Interbank Deposit Rate (A)	Paying	GSC	9.93	01/02/19	BRL	32,500	—	292
Brazil Interbank Deposit Rate (A)	Paying	JPM	8.27	01/02/20	BRL	28,000	—	—
							—	560

OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread [5] (%)	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional [1,7] ($)	Value[6] ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection[3]
CMBX.NA.AAA.6 (M)	MSC	N/A	0.50	05/11/63	394	(3)	(3)	—
CMBX.NA.AAA.6 (M)	MSC	N/A	0.50	05/11/63	591	(4)	(4)	—
Toll Brothers Finance Corp., 4.38%, 04/15/23 (Q)	JPM	N/A	1.00	12/20/22	420	6	(4)	10
					1,405	(1)	(11)	10
Credit default swap agreements - sell protection[4]
Altice Finco SA, 9.00%, 06/15/23 (Q)	CSI	4.33	5.00	12/20/22	(75)	2	3	(1)
Altice Finco SA, 9.00%, 06/15/23 (Q)	CSI	4.33	5.00	12/20/22	(104)	3	3	—
Altice Finco SA, 9.00%, 06/15/23 (Q)	CSI	4.33	5.00	12/20/22	(78)	3	4	(1)
Altice Finco SA, 9.00%, 06/15/23 (Q)	CSI	4.33	5.00	12/20/22	(52)	2	2	—
Altice Finco SA, 9.00%, 06/15/23 (Q)	CSI	4.33	5.00	12/20/22	(117)	4	3	1
Altice Finco SA, 9.00%, 06/15/23 (Q)	CSI	4.33	5.00	12/20/22	(52)	2	2	—
Altice Finco SA, 9.00%, 06/15/23 (Q)	GSC	4.33	5.00	12/20/22	(115)	3	5	(2)
Russian Federation, 7.50%, 03/31/30 (Q)	BCL	1.42	1.00	06/20/23	(1,480)	(27)	(38)	11
					(2,073)	(8)	(16)	8

OTC Contracts for Difference
Reference Entity[2]	Counter-party	Financing Fee	Expiration	Contracts[1] Long (Short)	Notional[1]		Unrealized Appreciation (Depreciation) ($)

Agricultural Bank of China Ltd. (E)	GSC	1M Hong Kong Interbank Offered Rate +0.50%	TBD	2,072	HKD	8,019	(53)
AIA Group Ltd. (E)	GSC	1M Hong Kong Interbank Offered Rate +0.50%	TBD	72	HKD	4,880	11
Airports of Thailand PCL (M)	MSC	Federal Funds Effective Rate -1.55%	TBD	(288)		(570)	23
Alibaba Group Holding Ltd. (E)	GSC	Federal Funds Effective Rate +0.40%	TBD	16		3,306	(308)
Amorepacific Corp. (M)	GSC	Federal Funds Effective Rate -0.50%	TBD	(8)		(809)	(44)
Anadolu Cam Sanayii AS (M)	MSC	Federal Funds Effective Rate -6.50%	TBD	(291)		(169)	(14)
Antofagasta Plc (M)	GSC	Sterling Overnight Index Average -0.40%	TBD	(32)	GBP	(324)	6
AU Optronics Corp. (M)	MSC	Federal Funds Effective Rate -6.50%	TBD	(1,709)		(745)	21
B2W (M)	GSC	Federal Funds Effective Rate -2.75%	TBD	(33)		(231)	2
B2W (M)	MSC	Federal Funds Effective Rate -1.75%	TBD	(87)		(606)	5
Baidu Inc. (E)	GSC	Federal Funds Effective Rate +0.40%	TBD	8		2,110	(155)
Bank of East Asia Ltd. (M)	MBL	1M Hong Kong Interbank Offered Rate -0.85%	TBD	(131)	HKD	(4,133)	4
Bank of Georgia (E)	GSC	Sterling Overnight Index Average +0.40%	TBD	43	GBP	475	(48)
BDO Unibank Inc. (M)	MBL	Federal Funds Effective Rate -4.50%	TBD	(195)		(475)	17

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

BNK Financial Group Inc. (E)	GSC	Federal Funds Effective Rate +0.65%	TBD	99		858	(28)
OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee	Expiration	Contracts[1] Long (Short)	Notional[1]		Unrealized Appreciation (Depreciation) ($)
Brilliance China Automotive Holdings Ltd. (E)	GSC	1M Hong Kong Interbank Offered Rate +0.50%	TBD	298	HKD	4,244	(3)
Casetek Holdings Ltd. (M)	GSC	Federal Funds Effective Rate -9.25%	TBD	(72)		(179)	3
Celltrion Healthcare Co. Ltd. (M)	MBL	Federal Funds Effective Rate -10.89%	TBD	(6)		(521)	(30)
Celltrion Inc. (M)	GSC	Federal Funds Effective Rate -7.00%	TBD	(2)		(396)	(21)
Cheng Shin Rubber Industry Co. Ltd. (M)	GSC	Federal Funds Effective Rate -1.75%	TBD	(503)		(752)	(5)
China Lesso Group Holdings Ltd. (E)	GSC	1M Hong Kong Interbank Offered Rate +0.50%	TBD	909	HKD	4,763	(31)
China Life Insurance Co. Ltd. (M)	GSC	1M Hong Kong Interbank Offered Rate -0.50%	TBD	(204)	HKD	(4,355)	18
China Pacific Insurance Group Co. Ltd. (M)	GSC	1M Hong Kong Interbank Offered Rate -0.05%	TBD	(117)	HKD	(3,951)	35
China Petroleum & Chemical Corp. (E)	GSC	1M Hong Kong Interbank Offered Rate +0.50%	TBD	308	HKD	2,153	1
China Power International Deveolpment Ltd. (M)	GSC	1M Hong Kong Interbank Offered Rate -3.00%	TBD	(3,477)	HKD	(6,815)	25
China Resource Beer Holdings Co. (M)	GSC	1M Hong Kong Interbank Offered Rate -0.50%	TBD	(206)	HKD	(7,777)	(9)
China Taiping Insurance Holdings Co. Ltd. (M)	GSC	1M Hong Kong Interbank Offered Rate -0.50%	TBD	(188)	HKD	(5,190)	70
China Telecom Corp. Ltd. (E)	GSC	1M Hong Kong Interbank Offered Rate +0.50%	TBD	2,178	HKD	7,688	70
China Vanke Co. Ltd. (E)	GSC	1M Hong Kong Interbank Offered Rate +0.50%	TBD	101	HKD	2,986	(28)
Cie Financiere Richemont SA (M)	GSC	South African Johannesburg Interbank Agreed Rate -0.75%	TBD	(41)	ZAR	(4,973)	15
CJ CGV (M)	MSC	Federal Funds Effective Rate -2.75%	TBD	(11)		(637)	(43)
CJ Logistics Corp. (M)	GSC	Federal Funds Effective Rate -1.75%	TBD	(2)		(224)	(19)
Commercial International Bank Egypt SAE - GDR (E)	GSC	Federal Funds Effective Rate +0.80%	TBD	62		291	3
COSCO Shipping Ports Ltd. (M)	GSC	1M Hong Kong Interbank Offered Rate -8.50%	TBD	(1,073)	HKD	(4,131)	33
DiGi.Com Bhd (M)	MSC	Federal Funds Effective Rate -3.75%	TBD	(453)		(490)	14
Dongfang Electric Corp. Ltd. (M)	GSC	1M Hong Kong Interbank Offered Rate -2.75%	TBD	(1,196)	HKD	(6,494)	41
Doosan Heavy Industries & Construction Co. Ltd. (M)	GSC	Federal Funds Effective Rate -3.75%	TBD	(33)		(478)	11
Dr. Reddy's Laboratories Ltd. (M)	GSC	Federal Funds Effective Rate -0.25%	TBD	(5)		(174)	(1)
Eclat Textile Co. Ltd. (M)	MBL	Federal Funds Effective Rate -6.11%	TBD	(64)		(758)	(8)
Ednered SA (M)	GSC	Euro Overnight Index Average -0.40%	TBD	(13)	EUR	(351)	(7)
El Puerto de Liverpool SAB de CV (M)	GSC	Federal Funds Effective Rate -0.50%	TBD	(141)		(808)	(94)
ENN Energy Holdings Ltd. (E)	GSC	1M Hong Kong Interbank Offered Rate +0.50%	TBD	63	HKD	4,722	26
Eugene Technology Co. Ltd. (E)	GSC	Federal Funds Effective Rate +0.65%	TBD	28		413	(17)
Feng Tay Enterprise Co. Ltd. (M)	MBL	Federal Funds Effective Rate -3.88%	TBD	(217)		(967)	(122)
Fresnillo Plc (M)	GSC	Sterling Overnight Index Average -0.40%	TBD	(22)	GBP	(250)	(1)
Fullshare Holdings Ltd. (M)	GSC	1M Hong Kong Interbank Offered Rate -6.09%	TBD	(1,680)	HKD	(5,981)	(69)
Gamuda Bhd (M)	MSC	Federal Funds Effective Rate -3.05%	TBD	(290)		(239)	4
Gazit-Globe Ltd. (E)	GSC	3M Tel Aviv Interbank Offered Rate +0.70%	TBD	103	ILS	3,470	14
Georgia Capital Plc (E)	GSC	Sterling Overnight Index Average +0.40%	TBD	23	GBP	442	(11)
Georgia Healthcare Group Plc (E)	GSC	Sterling Overnight Index Average +0.40%	TBD	43	GBP	115	(9)
Ginkgo International Ltd. (M)	GSC	Federal Funds Effective Rate -8.00%	TBD	(50)		(425)	16
Golden Argi-Resources Ltd. (M)	GSC	Singapore Swap Offer Rate -0.50%	TBD	(1,804)	SGD	(571)	15
Grupo Gicsa (E)	GSC	Federal Funds Effective Rate +0.65%	TBD	2,581		1,132	(1)
Grupo Televisa SAB (M)	GSC	Federal Funds Effective Rate -0.25%	TBD	(32)		(590)	(13)
Guangzhou Automobile Group Motor Co. Ltd. (E)	GSC	1M Hong Kong Interbank Offered Rate +0.50%	TBD	588	HKD	4,904	(51)
Haier Electronics Group Co. Ltd. (E)	GSC	1M Hong Kong Interbank Offered Rate +0.50%	TBD	228	HKD	6,167	2
Hana Financial Group Inc. (E)	GSC	Federal Funds Effective Rate +0.65%	TBD	34		1,334	(36)
Henan Shuang Investment (E)	GSC	Federal Funds Effective Rate +0.90%	TBD	133		542	(12)
HK Electric Investments Ltd. (M)	GSC	1M Hong Kong Interbank Offered Rate -1.00%	TBD	(1,035)	HKD	(7,759)	3
Hong Kong & China Gas Co. Ltd. (M)	GSC	1M Hong Kong Interbank Offered Rate -0.50%	TBD	(254)	HKD	(3,716)	(18)
Hoteles City Express SAB (M)	GSC	Federal Funds Effective Rate -0.64%	TBD	(159)		(173)	3
Huadian Power International (M)	GSC	1M Hong Kong Interbank Offered Rate -1.75%	TBD	(2,084)	HKD	(6,752)	31
Huaneng Power International Inc. (M)	MBL	1M Hong Kong Interbank Offered Rate -0.44%	TBD	(916)	HKD	(4,864)	(5)
Imperial Pacific International Holdings Ltd. (M)	MSC	1M Hong Kong Interbank Offered Rate -45.00%	TBD	(10,800)	HKD	(929)	7
Innolux Corp. (M)	GSC	Federal Funds Effective Rate -3.59%	TBD	(1,674)		(644)	42
Israel Discount Bank (E)	GSC	3M Tel Aviv Interbank Offered Rate +0.70%	TBD	265	ILS	2,838	(5)
Jasa Marga Persero Tbk PT (M)	MBL	Federal Funds Effective Rate -3.50%	TBD	(1,388)		(419)	14
Kakao Corp. (M)	GSC	Federal Funds Effective Rate -1.50%	TBD	(3)		(246)	(17)
KGHM Polska Miedz SA (M)	GSC	Federal Funds Effective Rate -0.75%	TBD	(17)		(383)	(11)
Kimberly-Clark de Mexico SAB de CV (M)	GSC	Federal Funds Effective Rate -0.61%	TBD	(408)		(625)	(64)
Kiwoom Securities Co. Ltd. (E)	GSC	Federal Funds Effective Rate +0.65%	TBD	4		414	3
Kweichow Moutai Co. Ltd. (E)	GSC	Federal Funds Effective Rate +0.90%	TBD	6		659	(19)
Largan Precision Co. (M)	GSC	Federal Funds Effective Rate -0.50%	TBD	(6)		(862)	(21)
LATAM Airlines Group SA (M)	GSC	Federal Funds Effective Rate -2.18%	TBD	(53)		(610)	84

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

LG Display Co. Ltd. (M)	GSC	Federal Funds Effective Rate -0.50%	TBD	(18)		(321)	25
OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee	Expiration	Contracts[1] Long (Short)	Notional[1]		Unrealized Appreciation (Depreciation) ($)
M Dias Branco SA (M)	GSC	Federal Funds Effective Rate -0.40%	TBD	(17)		(178)	12
Maashan Iron & Steel Co. (M)	GSC	1M Hong Kong Interbank Offered Rate -2.00%	TBD	(1,398)	HKD	(5,312)	55
Marfrig Global Foods SA (M)	GSC	Federal Funds Effective Rate -4.00%	TBD	(82)		(177)	6
Maxis Bhd (M)	MSC	Federal Funds Effective Rate -3.76%	TBD	(455)		(642)	22
Mediclinic International Ltd. (M)	MSC	Sterling Overnight Index Average -0.72%	TBD	(98)	GBP	(530)	12
Minth Group Ltd. (M)	GSC	1M Hong Kong Interbank Offered Rate -0.50%	TBD	(36)	HKD	(1,260)	9
MISC Bhd (M)	MSC	Federal Funds Effective Rate -6.50%	TBD	(121)		(178)	1
MTN Group Ltd. (M)	GSC	South African Johannesburg Interbank Agreed Rate -0.75%	TBD	(97)	ZAR	(10,517)	3
Natura Cosmeticos SA (M)	MSC	Federal Funds Effective Rate -4.00%	TBD	(50)		(407)	15
New China Life Insurance Co. Ltd. (M)	GSC	1M Hong Kong Interbank Offered Rate -0.50%	TBD	(94)	HKD	(3,380)	38
Nexen Tire Co. (M)	MSC	Federal Funds Effective Rate -0.77%	TBD	(45)		(441)	30
Nien Made Enterprise Co. Ltd. (M)	GSC	Federal Funds Effective Rate -4.25%	TBD	(93)		(812)	17
Orange Polska SA (M)	GSC	Federal Funds Effective Rate -0.75%	TBD	(135)		(166)	(2)
Paradise Co. Ltd. (M)	MSC	Federal Funds Effective Rate -8.44%	TBD	(43)		(719)	25
Parkson Retail Group Ltd. (M)	GSC	1M Hong Kong Interbank Offered Rate -1.75%	TBD	(4,693)	HKD	(4,834)	42
Petra Diamonds Ltd. (E)	GSC	Sterling Overnight Index Average +0.40%	TBD	774	GBP	232	(133)
Petra Diamonds Ltd. (E)	GSC	Sterling Overnight Index Average +0.40%	TBD	1,239	GBP	807	(144)
PetroChina Co. Ltd. (E)	GSC	1M Hong Kong Interbank Offered Rate +0.50%	TBD	186	HKD	1,084	9
Posco Daewoo Corp. (M)	MBL	Federal Funds Effective Rate -0.58%	TBD	(22)		(413)	(7)
PPB Group Bhd (M)	MSC	Federal Funds Effective Rate -4.34%	TBD	(84)		(405)	(4)
Prada SpA (M)	GSC	1M Hong Kong Interbank Offered Rate -0.50%	TBD	(186)	HKD	(6,906)	18
Promotora Y Operadora de Infraestractura SAB de CV (M)	GSC	Federal Funds Effective Rate -0.50%	TBD	(21)		(180)	(8)
Qingdao Haier Co. Ltd. (E)	GSC	Federal Funds Effective Rate +0.90%	TBD	108		333	(19)
Raia Drogasil SA (M)	GSC	Federal Funds Effective Rate -30.00%	TBD	(19)		(354)	32
Samsung BioLogics Co. Ltd. (M)	GSC	Federal Funds Effective Rate -1.25%	TBD	(2)		(541)	(48)
Samsung Electronics Co. Ltd. (E)	GSC	Federal Funds Effective Rate +0.65%	TBD	113		4,793	(62)
Samsung SDI Co. (E)	GSC	Federal Funds Effective Rate +0.65%	TBD	4		730	(11)
SATS Ltd. (M)	GSC	Singapore Swap Offer Rate -0.50%	TBD	(212)	SGD	(1,034)	(17)
Seah Besteel Corp. (M)	MBL	Federal Funds Effective Rate -1.92%	TBD	(31)		(638)	51
SembCorp Marine Ltd. (M)	MSC	Singapore Swap Offer Rate -9.83%	TBD	(449)	SGD	(867)	(38)
Semiconductor Manufacturing International Corp. (M)	GSC	1M Hong Kong Interbank Offered Rate -6.04%	TBD	(642)	HKD	(6,869)	40
Shanghai Electric Power Co. Ltd. (M)	GSC	1M Hong Kong Interbank Offered Rate -1.50%	TBD	(2,614)	HKD	(7,136)	30
Shanghai Haohai Biological Technology Co. Ltd. (E)	GSC	1M Hong Kong Interbank Offered Rate +0.50%	TBD	141	HKD	7,163	(21)
Singapore Press Holdings Ltd. (M)	GSC	Singapore Swap Offer Rate -1.30%	TBD	(177)	SGD	(459)	(1)
Sinopec Engineering Group Co. Ltd. (E)	GSC	1M Hong Kong Interbank Offered Rate +0.50%	TBD	405	HKD	3,216	26
SK Hynix Inc. (E)	GSC	Federal Funds Effective Rate +0.65%	TBD	11		802	11
Sociedad Quimica y Minera de Chile SA (M)	GSC	Federal Funds Effective Rate -3.25%	TBD	(16)		(752)	(6)
State Bank of India GDR (M)	GSC	Federal Funds Effective Rate -1.45%	TBD	(14)		(540)	31
Sun International Ltd. (M)	GSC	South African Johannesburg Interbank Agreed Rate -0.75%	TBD	(47)	ZAR	(2,856)	(1)
Sunny Optical Technology Group Co. Ltd. (E)	GSC	1M Hong Kong Interbank Offered Rate +0.50%	TBD	28	HKD	4,348	(31)
Suzuki Motor Corp. (E)	GSC	Tokyo Overnight Average Rate +0.50%	TBD	19	JPY	122,378	(35)
Taiwan Semiconductor Manufacturing Co. Ltd. (E)	GSC	Federal Funds Effective Rate +0.65%	TBD	323		2,405	11
Tamar Petroleum Ltd. (E)	GSC	3M Tel Aviv Interbank Offered Rate +0.70%	TBD	348	ILS	6,283	(120)
TBC Bank Group Plc (E)	GSC	Sterling Overnight Index Average +0.40%	TBD	31	GBP	522	45
Telekom Malaysia Bhd DBA (M)	MSC	Federal Funds Effective Rate -3.25%	TBD	(190)		(174)	27
Telesites SAB DE CV (M)	GSC	Federal Funds Effective Rate -0.57%	TBD	(870)		(567)	(64)
Tencent Holdings Ltd. (E)	GSC	1M Hong Kong Interbank Offered Rate +0.50%	TBD	112	HKD	44,521	(47)
Thai Airways International PCL (M)	MBL	Federal Funds Effective Rate -12.01%	TBD	(1,412)		(619)	81
Tian Ge Interactive Holdings Ltd. (M)	GSC	1M Hong Kong Interbank Offered Rate -10.00%	TBD	(857)	HKD	(5,373)	39
Tsingtao Brewery Co. Ltd. (M)	GSC	1M Hong Kong Interbank Offered Rate -0.50%	TBD	(122)	HKD	(5,569)	40
Unilever Indonesia (M)	MBL	Federal Funds Effective Rate -3.96%	TBD	(277)		(880)	(20)
United Microelectronics Corp. (M)	GSC	Federal Funds Effective Rate -1.41%	TBD	(82)		(249)	17
Weichai Power Co. Ltd. (E)	GSC	1M Hong Kong Interbank Offered Rate +0.50%	TBD	744	HKD	8,392	(44)
Wuliangye Yibin Co Ltd. (E)	GSC	Federal Funds Effective Rate +0.90%	TBD	132		1,627	(111)
Yatas (E)	GSC	Federal Funds Effective Rate +0.70%	TBD	139		623	19
Yatas International ASA (M)	GSC	1M Norway Interbank Offered Rate -0.40%	TBD	(22)	NOK	(7,620)	19
Zhaojin Mining Industry Co. Ktd. (M)	GSC	1M Hong Kong Interbank Offered Rate -8.00%	TBD	(473)	HKD	(2,847)	(3)
Zhaojin Mining Industry Co. Ktd. (M)	MSC	1M Hong Kong Interbank Offered Rate -7.64%	TBD	(157)	HKD	(945)	—
							(898)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

OTC Total Return Swap Agreements
Reference Entity[2]	Counterparty	Rate Paid/Received by Fund[9]	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
COMMON STOCKS
Andeavor (E)	BOA	1M LIBOR +0.40%	05/14/19	2,415	—	(118)
Express Scripts Holding Co. (E)	BOA	1M LIBOR +0.40%	06/26/19	819	—	29
Gemalto NV (E)	BOA	1M LIBOR +0.35%	05/31/19	3,497	—	(14)
Linde Group (E)	BOA	1M LIBOR +0.35%	04/16/19	2,081	—	83
Shire Plc (E)	BOA	1M LIBOR +0.80%	06/28/19	393	—	(1)
Sky Plc (E)	BOA	1M LIBOR +0.45%	05/21/19	9,111	—	468
Aetna Inc. (E)	JPM	3M LIBOR +0.30%	03/08/19	5,240	—	160
Informa Plc (E)	JPM	3M LIBOR +0.00%	06/18/19	—	—	111
MTGE Investment Corp. (E)	JPM	3M LIBOR +0.30%	05/14/19	512	—	14
					—	732
Total return swap agreements - paying return
COMMON STOCKS
Brookfield Property Partners LP (Q)	BOA	1M LIBOR -9.75%	04/05/19	(132)	—	2
CIGNA Corp. (Q)	BOA	1M LIBOR -0.40%	06/26/19	(449)	—	(5)
Marathon Petroleum Corp. (Q)	BOA	1M LIBOR -0.40%	05/14/19	(2,098)	—	144
Praxair, Inc. (Q)	BOA	1M LIBOR -0.40%	04/16/19	(1,229)	—	—
Takeda Pharmaceutical Co. Ltd. (Q)	BOA	3M LIBOR -1.00%	06/28/19	(246)	—	(1)
Annaly Capital Management Inc. (Q)	JPM	3M LIBOR -0.60%	05/14/19	(317)	—	(11)
					—	129

OTC Total Return Basket Swap Agreements
Paying Return of Reference Entity[2]	Counterparty	Rate Received by Fund	Expiration	Notional [1]	Net Value of Reference Entities ($)	Unrealized Appreciation (Depreciation) ($)
Short Equity Securities (M)	MSC	Federal Funds Effective Rate	05/02/19	119,126	(119,574)	(572)

	Shares	Value ($)
Reference Entity - Short Equity Securities
Consumer Discretionary
ABM Industries Inc.	(30)	(878)
Amazon.com Inc. (a)	—	(578)
CarMax Inc.	(25)	(1,793)
Charter Communications Inc. (a)	(1)	(369)
Chipotle Mexican Grill Inc.	(1)	(440)
Dorman Products Inc.	(4)	(301)
Genuine Parts Co.	(13)	(1,166)
L Brands, Inc.	(5)	(166)
LCI Industries	(9)	(820)
Leggett & Platt Inc.	(27)	(1,183)
Liberty Broadband Corp. - Class A	(4)	(272)
Liberty Broadband Corp. - Class C	(7)	(538)
Liberty Media Corp. Series C	(7)	(260)
Lithia Motors Inc.	(3)	(255)
LKQ Corp.	(17)	(549)
Lowe's Companies Inc.	(2)	(143)
Mohawk Industries Inc.	(6)	(1,275)
Monro Muffler Brake Inc.	(14)	(831)
Newell Brands Inc.	(66)	(1,700)
Nike Inc.	(24)	(1,936)
Papa John's International Inc.	(9)	(431)
Pool Corp.	(5)	(697)
Starbucks Corp.	(26)	(1,285)
Tesla Motors Inc.	(5)	(1,790)
Thomson Reuters Corp.	(44)	(1,782)
TJX Cos. Inc.	(5)	(495)
Ulta Beauty Inc.	(4)	(946)
Under Armour Inc. - Class C (a)	(83)	(1,748)
Wayfair Inc. - Class A	(9)	(1,057)
		(25,684)
Consumer Staples
B&G Foods Inc.	(14)	(428)
Casey's General Stores Inc.	(9)	(988)
Coty Inc.	(83)	(1,172)
Kraft Heinz Foods Co.	(25)	(1,596)
PriceSmart Inc.	(9)	(814)
		(4,998)
	Shares	Value ($)
Energy
Callon Petroleum Co.	(88)	(949)
Centennial Resource Development Inc. - Class A	(67)	(1,203)
Diamondback Energy Inc.	(11)	(1,447)
Enbridge Inc.	(53)	(1,884)
Extraction Oil & Gas Inc.	(62)	(912)
Franks International NV	(100)	(780)
Jagged Peak Energy Inc.	(37)	(484)
Matador Resources Co.	(31)	(938)
Parsley Energy Inc.	(47)	(1,411)
Pembina Pipeline Corp.	(19)	(644)
Targa Resources Corp.	(36)	(1,787)
Transcanada Corp.	(14)	(622)
		(13,061)
Financials
American International Group Inc.	(17)	(907)
AXIS Capital Holdings Ltd.	(4)	(245)
Brookfield Asset Management Inc.	(37)	(1,516)
Cincinnati Financial Corp.	(5)	(314)
Erie Indemnity Co. - Class A	(2)	(258)
First Financial Bankshares Inc.	(5)	(244)
First Republic Bank	(13)	(1,297)
Home BancShares Inc.	(11)	(255)
Markel Corp.	(1)	(1,616)
MarketAxess Holdings Inc.	(8)	(1,642)
Mercury General Corp.	(13)	(611)
RLI Corp.	(5)	(331)
TFS Financial Corp.	(28)	(443)
United Bankshares Inc.	(47)	(1,707)
WisdomTree Investments Inc.	(60)	(545)
		(11,931)
Health Care
Acadia Pharmaceuticals Inc.	(45)	(683)
Agios Pharmaceuticals Inc.	(15)	(1,297)
Akorn Inc.	(19)	(307)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

American Medical Response	(73)	(1,979)
Bluebird Bio Inc.	(1)	(141)
Clovis Oncolofy Inc.	(11)	(518)
Dentsply Sirona Inc.	(27)	(1,160)
	Shares	Value ($)
Health Care (continued)
Dexcom Inc.	(14)	(1,282)
Exact Sciences Corp.	(4)	(233)
Intercept Pharmaceuticals Inc.	(6)	(529)
Intrexon Corp.	(9)	(125)
Medicines Co.	(29)	(1,053)
Nevro Corp.	(13)	(1,030)
NuVasive Inc.	(12)	(636)
Penumbra Inc.	(3)	(456)
Portola Pharmaceuticals Inc.	(16)	(601)
Qiagen NV	(5)	(184)
Sage Therapeutics Inc.	(5)	(751)
Seattle Genetics Inc.	(8)	(531)
Tesaro Inc.	(25)	(1,121)
Ultragenyx Pharmaceutical Inc.	(23)	(1,737)
		(16,354)
Industrials
3M Co.	(6)	(1,111)
Allegiant Travel Co.	(4)	(618)
Canadian National Railway Co.	(22)	(1,766)
Carlisle Cos. Inc.	(3)	(282)
General Electric Co.	(5)	(61)
Healthcare Services Group Inc.	(29)	(1,265)
IHS Markit Ltd.	(15)	(769)
JBT Corp.	(7)	(658)
Johnson Controls International Plc	(46)	(1,522)
Macquarie Infrastructure Corp.	(8)	(346)
Middleby Corp.	(8)	(867)
NOW Inc.	(52)	(689)
Ritchie Bros. Auctioneers Inc.	(33)	(1,140)
Southwest Airlines Co.	(7)	(341)
Spirit Airlines Inc.	(10)	(360)
Stanley Black & Decker Inc.	(1)	(113)
Toro Co.	(3)	(175)
		(12,083)
Information Technology
3D Systems Corp.	(25)	(344)
Autodesk Inc.	(7)	(865)
Cognex Corp.	(39)	(1,735)
Diebold Nixdorf Inc.	(34)	(410)
Ellie Mae Inc.	(15)	(1,599)
Gartner Inc.	(13)	(1,741)
II-VI Inc.	(11)	(461)
Integrated Device Technology Inc.	(3)	(80)
MACOM Technology Solutions Holdings Inc.	(30)	(698)
	Shares	Value ($)
Information Technology (continued)
Mercadolibre Inc.	(1)	(374)
Monolithic Power Systems Inc.	(9)	(1,176)
Pandora Media Inc.	(90)	(712)
Shopify Inc.	(6)	(919)
Snap Inc. - Class A	(16)	(203)
Take-Two Interactive Software Inc.	(11)	(929)
Take-Two Interactive Software Inc.	(1)	(118)
Tyler Technologies Inc.	—	(100)
ViaSat Inc.	(25)	(1,656)
Worldpay Inc.	(6)	(458)
		(14,578)
Materials
Agnico Eagle Mines Ltd.	(4)	(165)
AptarGroup Inc.	(1)	(131)
Compass Minerals International Inc.	(15)	(973)
Ecolab Inc.	(7)	(1,038)
Franco-Nevada Corp.	(5)	(343)
Martin Marietta Materials Inc.	(8)	(1,753)
NewMarket Corp.	(1)	(582)
RPM International Inc.	(18)	(1,026)
Sensient Technologies Corp.	(7)	(529)
The Sherwin-Williams Company	(4)	(1,647)
Valvoline Inc.	(21)	(451)
Vulcan Materials Co.	(13)	(1,729)
		(10,367)
Real Estate
American Campus Communities Inc.	(28)	(1,205)
Healthcare Realty Trust Inc.	(22)	(628)
Howard Hughes Corp.	(6)	(821)
Hudson Pacific Properties Inc.	(35)	(1,254)
Iron Mountain Inc.	(6)	(224)
Mack-Cali Realty Corp.	(42)	(846)
Mid-America Apartment Communities Inc.	(10)	(1,007)
Omega Healthcare Investors Inc.	(31)	(955)
Ventas Inc.	(8)	(427)
Vornado Realty LP	(8)	(614)
Welltower Inc.	(31)	(1,968)
		(9,949)
Repurchase Agreements
EQT Corp.	(2)	(116)
Technology
Dolby Laboratories Inc. - Class A	(4)	(216)
Utilities
Algonquin Power & Utilities Corp.	(25)	(237)
Total Reference Entity – Short Equity Securities		(119,574)

(a) Non-income producing security.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL Multi-Manager Mid Cap Fund *
COMMON STOCKS 99.3%
Consumer Discretionary 11.3%
Advance Auto Parts Inc.	46	6,174
Darden Restaurants Inc.	62	6,606
Hasbro Inc.	112	10,366
John Wiley & Sons Inc. - Class A	98	6,146
Tractor Supply Co.	90	6,884
Ulta Beauty Inc. (a)	27	6,303
Other Securities		64,439
		106,918
Consumer Staples 9.3%
Archer-Daniels-Midland Co.	225	10,311
Flowers Foods Inc.	402	8,384
Hormel Foods Corp. (b)	360	13,406
Kroger Co.	214	6,100
McCormick & Co. Inc.	55	6,385
Molson Coors Brewing Co. - Class B	101	6,906
Sysco Corp.	103	7,045
TreeHouse Foods Inc. (a)	109	5,724
Other Securities		23,390
		87,651
Energy 3.5%
Devon Energy Corp.	155	6,814
Other Securities		25,800
		32,614
Financials 15.1%
Alleghany Corp.	13	7,648
Arthur J Gallagher & Co.	208	13,558
Everest Re Group Ltd.	41	9,542
Northern Trust Corp.	88	9,075
SunTrust Banks Inc.	120	7,922
WR Berkley Corp.	97	7,025
Other Securities		87,854
		142,624
Health Care 15.0%
Catalent Inc. (a)	139	5,844
Cooper Cos. Inc.	27	6,428
Dentsply Sirona Inc.	223	9,787
Integra LifeSciences Holdings Corp. (a)	171	11,014
Laboratory Corp. of America Holdings (a)	48	8,653
Quest Diagnostics Inc.	63	6,924
Veeva Systems Inc. - Class A (a)	76	5,880
Waters Corp. (a)	47	9,099
Other Securities		77,958
		141,587
Industrials 16.2%
AMETEK Inc.	149	10,788
Ingersoll-Rand Plc	113	10,080
Nordson Corp.	74	9,477
Ritchie Bros. Auctioneers Inc.	184	6,288
Rockwell Automation Inc.	57	9,309
Textron Inc.	101	6,657
Verisk Analytics Inc. (a)	64	6,943
Wabtec Corp.	65	6,408
Other Securities		87,064
		153,014
Information Technology 17.5%
Blackbaud Inc.	61	6,301
CDW Corp.	71	5,752
Fidelity National Information Services Inc.	54	5,730
Palo Alto Networks Inc. (a)	66	13,644
Red Hat Inc. (a)	73	9,809
Splunk Inc. (a)	128	12,636
Synopsys Inc. (a)	80	6,804
Workday Inc. - Class A (a)	69	8,333
Other Securities		96,529
		165,538
Materials 5.3%
AptarGroup Inc.	171	15,947
Reliance Steel & Aluminum Co.	72	6,265
	Shares/Par[1]	Value ($)
Other Securities		27,921
		50,133
Real Estate 3.7%
National Retail Properties Inc.	162	7,111
Other Securities		28,259
		35,370
Utilities 2.4%
DTE Energy Co.	62	6,449
Other Securities		16,130
		22,579
Total Common Stocks (cost $826,301)		938,028
SHORT TERM INVESTMENTS 1.0%
Investment Companies 0.7%
JNL Government Money Market Fund - Institutional Class, 1.79% (c) (d)	6,408	6,408
Securities Lending Collateral 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95% (d)	3,227	3,227
Total Short Term Investments (cost $9,635)		9,635
Total Investments 100.3% (cost $835,936)		947,663
Other Assets and Liabilities, Net (0.3)%		(2,870)
Total Net Assets 100.0%		944,793

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL Multi-Manager Small Cap Growth Fund *
COMMON STOCKS 97.6%
Consumer Discretionary 15.1%
At Home Group Inc. (a)	351	13,730
Fox Factory Holding Corp. (a)	306	14,228
Grand Canyon Education Inc. (a)	133	14,817
Ollie's Bargain Outlet Holdings Inc. (a)	232	16,824
Rightmove Plc	156	10,927
SodaStream International Ltd. (a)	217	18,543
Strayer Education Inc.	97	10,941
Vail Resorts Inc.	51	13,994
Weight Watchers International Inc. (a)	167	16,940
Wendy's Co.	890	15,294
Other Securities		160,617
		306,855
Consumer Staples 2.3%
Chefs' Warehouse Inc. (a)	387	11,036
Nomad Holdings Ltd. (a)	593	11,386
Other Securities		24,435
		46,857
Energy 1.0%
Other Securities		21,407
Financials 5.7%
Interactive Brokers Group Inc.	184	11,872
Western Alliance Bancorp (a)	236	13,377
Other Securities		90,724
		115,973
Health Care 20.9%
Eagle Pharmaceuticals Inc. (a) (b)	195	14,753
Ensign Group Inc.	333	11,917
Exact Sciences Corp. (a)	276	16,493
Globus Medical Inc. - Class A (a)	253	12,770
Immunomedics Inc. (a) (b)	477	11,304
Ligand Pharmaceuticals Inc. (a)	140	29,070
Teladoc Inc. (a) (b)	348	20,206
West Pharmaceutical Services Inc.	133	13,233
Other Securities		296,696
		426,442
Industrials 17.9%
Axon Enterprise Inc. (a)	255	16,159
Copart Inc. (a)	208	11,755
CoStar Group Inc. (a)	46	19,087
HEICO Corp. - Class A	286	17,445
Kennametal Inc.	437	15,713
Old Dominion Freight Line Inc.	80	11,894
Omega Flex Inc. (c)	137	10,834
SiteOne Landscape Supply Inc. (a) (b)	174	14,586
Other Securities		246,681
		364,154
Information Technology 30.8%
2U Inc. (a)	132	11,010
Auto Trader Group Plc	2,561	14,365
Autohome Inc. - Class A - ADR	228	23,018
Black Knight Inc. (a) (b)	434	23,233
Brooks Automation Inc.	364	11,864
Euronet Worldwide Inc. (a)	227	19,030
InterXion Holding NV (a)	239	14,925
Littelfuse Inc.	66	15,170
LivePerson Inc. (a)	1,020	21,526
LogMeIn Inc.	167	17,200
Lumentum Holdings Inc. (a) (b)	203	11,708
Monolithic Power Systems Inc.	95	12,644
NVE Corp. (c)	91	11,028
Paycom Software Inc. (a) (b)	179	17,764
RingCentral Inc. - Class A (a)	224	15,783
Ultimate Software Group Inc. (a)	45	11,605
WEX Inc. (a)	66	12,602
Other Securities		363,272
		627,747
Materials 3.1%
Ashland Global Holdings Inc.	197	15,380
	Shares/Par[1]	Value ($)
Other Securities		46,820
		62,200
Real Estate 0.4%
Other Securities		7,154
Telecommunication Services 0.4%
Other Securities		8,224
Utilities 0.0%
Other Securities		517
Total Common Stocks (cost $1,617,320)		1,987,530
RIGHTS 0.0%
Other Securities		458
Total Rights (cost $159)		458
SHORT TERM INVESTMENTS 9.9%
Investment Companies 3.4%
JNL Government Money Market Fund - Institutional Class, 1.79% (d) (e)	70,278	70,278
Securities Lending Collateral 6.5%
Securities Lending Cash Collateral Fund LLC, 1.99% (d) (e)	131,543	131,543
Total Short Term Investments (cost $201,821)		201,821
Total Investments 107.5% (cost $1,819,300)		2,189,809
Other Assets and Liabilities, Net (7.5)%		(152,182)
Total Net Assets 100.0%		2,037,627

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL Multi-Manager Small Cap Value Fund *
COMMON STOCKS 98.5%
Consumer Discretionary 15.0%
Abercrombie & Fitch Co. - Class A	239	5,834
Career Education Corp. (a)	357	5,768
Fox Factory Holding Corp. (a)	173	8,035
Gildan Activewear Inc.	494	13,905
Helen of Troy Ltd. (a)	178	17,494
Nautilus Inc. (a)	734	11,527
Williams-Sonoma Inc. (b)	232	14,197
Winnebago Industries Inc.	272	11,031
Other Securities		96,376
		184,167
Consumer Staples 2.2%
TreeHouse Foods Inc. (a)	130	6,825
Other Securities		20,513
		27,338
Energy 4.8%
Matador Resources Co. (a) (b)	234	7,037
Other Securities		51,646
		58,683
Financials 23.8%
American Equity Investment Life Holding Co.	206	7,392
BancorpSouth Bank	374	12,349
Cathay General Bancorp	251	10,138
Commerce Bancshares Inc.	161	10,405
FirstCash Inc.	123	11,110
Live Oak Bancshares Inc.	222	6,806
National Western Life Group Inc. - Class A	24	7,282
PRA Group Inc. (a) (b)	273	10,505
RenaissanceRe Holdings Ltd.	84	10,083
TCF Financial Corp.	652	16,063
Umpqua Holdings Corp.	637	14,411
Wintrust Financial Corp.	72	6,249
Other Securities		169,525
		292,318
Health Care 7.9%
Hill-Rom Holdings Inc.	109	9,590
Medidata Solutions Inc. (a)	71	5,712
MEDNAX Inc. (a)	172	7,444
Syneos Health Inc. - Class A (a)	290	13,606
Varex Imaging Corp. (a)	237	8,798
Other Securities		52,378
		97,528
Industrials 17.1%
Actuant Corp. - Class A (b)	232	6,812
Air Lease Corp. - Class A	240	10,069
Atkore International Group Inc. (a)	285	5,926
Colfax Corp. (a) (b)	371	11,370
Donaldson Co. Inc. (b)	168	7,576
NOW Inc. (a) (b)	512	6,829
PGT Innovations Inc. (a)	502	10,460
Quanex Building Products Corp.	675	12,109
Steelcase Inc. - Class A	914	12,347
Woodward Governor Co. (b)	118	9,085
Other Securities		117,573
		210,156
Information Technology 8.7%
Cohu Inc.	239	5,844
Plexus Corp. (a)	141	8,389
Vishay Intertechnology Inc.	282	6,548
Other Securities		85,713
		106,494
Materials 6.0%
HB Fuller Co.	170	9,147
Reliance Steel & Aluminum Co.	99	8,666
Schweitzer-Mauduit International Inc.	367	16,050
Other Securities		39,388
		73,251
Real Estate 8.7%
Education Realty Trust Inc.	143	5,938
	Shares/Par[1]	Value ($)
HFF Inc. - Class A	176	6,056
Washington Prime Group Inc. (b)	803	6,518
Xenia Hotels & Resorts Inc.	240	5,847
Other Securities		82,159
		106,518
Telecommunication Services 0.1%
Other Securities		1,772
Utilities 4.2%
Portland General Electric Co.	152	6,507
Other Securities		44,671
		51,178
Total Common Stocks (cost $1,077,674)		1,209,403
SHORT TERM INVESTMENTS 6.9%
Investment Companies 1.9%
JNL Government Money Market Fund - Institutional Class, 1.79% (c) (d)	23,784	23,784
Securities Lending Collateral 5.0%
Securities Lending Cash Collateral Fund LLC, 1.99% (c) (d)	60,908	60,908
Total Short Term Investments (cost $84,692)		84,692
Total Investments 105.4% (cost $1,162,366)		1,294,095
Other Assets and Liabilities, Net (5.4)%		(66,660)
Total Net Assets 100.0%		1,227,435

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/Neuberger Berman Strategic Income Fund *
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 13.2%
Bear Stearns Asset Backed Securities I Trust
Series 2005-M1-TC1, REMIC, 2.75%, (1M US LIBOR + 0.66%), 05/25/35 (a)	182	183
Series 2005-M1-AQ2, REMIC, 2.83%, (1M US LIBOR + 0.74%), 09/25/35 (a)	2,430	2,431
Series 2006-1M3-HE1, REMIC, 2.55%, (1M US LIBOR + 0.46%), 12/25/35 (a)	1,600	1,572
Series 2006-2M1-HE1, REMIC, 2.57%, (1M US LIBOR + 0.41%), 02/25/36 (a)	116	116
Capital One Multi-Asset Execution Trust
Series 2016-A1-A1, 2.52%, (1M US LIBOR + 0.45%), 04/15/19 (a)	970	973
Series 2014-A4-A4, 2.43%, (1M US LIBOR + 0.36%), 08/15/19 (a)	6,980	6,998
Carrington Mortgage Loan Trust
Series 2006-A4-RFC1, REMIC, 2.33%, (1M US LIBOR + 0.24%), 03/25/36 (a)	2,400	2,378
Chase Issuance Trust
Series 2016-A-A2, 1.37%, 06/17/19	6,210	6,133
Series 2018-A1-A1, 2.27%, (1M US LIBOR + 0.20%), 04/15/21 (a)	9,670	9,667
Citibank Credit Card Issuance Trust
Series 2017-A4-A4, 2.24%, (1M US LIBOR + 0.22%), 04/07/20 (a)	1,625	1,627
Commercial Mortgage Pass-Through Certificates
Interest Only, Series 2013-XB-LC6, REMIC, 0.37%, 01/10/23 (a) (b)	14,500	241
Interest Only, Series 2013-XB-CR6, REMIC, 0.66%, 02/10/23 (a)	2,500	59
Interest Only, Series 2014-XA-CR16, REMIC, 1.31%, 04/10/47 (a)	16,208	661
Interest Only, Series 2014-XA-LC15, REMIC, 1.46%, 04/10/47 (a)	23,241	1,023
Interest Only, Series 2014-XA-UBS3, REMIC, 1.45%, 06/10/47 (a)	15,291	740
Interest Only, Series 2014-XA-UBS6, REMIC, 1.11%, 12/10/47 (a)	12,649	557
Fannie Mae Connecticut Avenue Securities
Series 2017-2M2-C02, 5.74%, (1M US LIBOR + 3.65%), 09/25/29 (a)	5,574	6,075
Series 2017-1M2-C03, REMIC, 5.09%, (1M US LIBOR + 3.00%), 10/25/29 (a)	4,440	4,726
Series 2017-2M2-C04, 4.94%, (1M US LIBOR + 2.85%), 11/25/29 (a)	1,553	1,625
Series 2017-1M2-C06, REMIC, 4.74%, (1M US LIBOR + 2.65%), 02/25/30 (a)	1,300	1,341
Series 2017-2M2-C06, REMIC, 4.89%, (1M US LIBOR + 2.80%), 02/25/30 (a)	1,700	1,767
Series 2018-2M2-C02, REMIC, 4.29%, (1M US LIBOR + 2.20%), 08/25/30 (a)	2,560	2,541
GS Mortgage Securities Corp. II
Interest Only, Series 2015-XA-GC30, REMIC, 1.01%, 05/10/50 (a)	20,391	817
GS Mortgage Securities Trust
Interest Only, Series 2014-XA-GC18, REMIC, 1.27%, 01/10/24 (a)	21,308	892
Interest Only, Series 2014-XA-GC26, REMIC, 1.19%, 11/10/47 (a)	15,091	744
JPMorgan Mortgage Acquisition Trust
Series 2006-A5-ACC1, REMIC, 2.33%, (1M US LIBOR + 0.24%), 05/25/36 (a)	110	109
Series 2007-MV2-CH1, REMIC, 2.37%, (1M US LIBOR + 0.28%), 11/25/36 (a)	1,990	1,987
Morgan Stanley ABS Capital I Inc. Trust
Series 2005-M4-HE3, REMIC, 3.07%, (1M US LIBOR + 0.98%), 07/25/35 (a)	870	864
Newcastle Mortgage Securities Trust
Series 2006-M2-1, REMIC, 2.46%, (1M US LIBOR + 0.37%), 03/25/36 (a)	3,490	3,502
RAMP Trust
Series 2005-M4-RZ2, REMIC, 2.93%, (1M US LIBOR + 0.84%), 05/25/35 (a)	2,880	2,879
Series 2005-M3-RZ4, REMIC, 2.61%, (1M US LIBOR + 0.52%), 11/25/35 (a)	3,190	3,206
	Shares/Par[1]	Value ($)
Structured Asset Securities Corp.
Series 2005-M3-NC1, REMIC, 2.87%, (1M US LIBOR + 0.78%), 02/25/35 (a)	3,524	3,525
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2005-M3-NC2, REMIC, 2.74%, (1M US LIBOR + 0.65%), 05/25/35 (a)	67	67
Series 2005-M4-WF4, REMIC, 2.96%, (1M US LIBOR + 0.87%), 11/25/35 (a)	3,300	3,282
Toyota Auto Receivables Owner Trust
Series 2017-A2A-B, 1.46%, 01/15/20	1,359	1,356
Series 2018-A2A-B, 2.64%, 03/15/21	3,700	3,699
Verizon Owner Trust
Series 2017-A-1A, 2.06%, 09/20/21 (b)	5,000	4,943
Other Securities		7,412
Total Non-U.S. Government Agency Asset-Backed Securities (cost $88,552)		92,718
CORPORATE BONDS AND NOTES 25.6%
Consumer Discretionary 2.3%
Charter Communications Operating LLC
4.91%, 07/23/25	5,180	5,224
6.48%, 10/23/45	1,860	1,960
5.38%, 05/01/47	730	669
5.75%, 04/01/48	2,245	2,167
Other Securities		6,100
		16,120
Consumer Staples 1.7%
Anheuser-Busch InBev Worldwide Inc.
4.75%, 04/15/58	3,695	3,621
BAT Capital Corp.
4.54%, 08/15/47 (b)	4,515	4,212
Grupo Bimbo SAB de CV
4.70%, 11/10/47 (b)	2,880	2,603
Other Securities		1,218
		11,654
Energy 4.1%
Energy Transfer Partners LP
6.63%, (callable at 100 beginning 02/15/28) (c)	3,090	2,820
KazMunaiGaz Finance Sub BV
9.13%, 07/02/18	200	200
KazMunayGas National Co. JSC
5.38%, 04/24/30 (b)	299	300
5.75%, 04/19/47	710	677
5.75%, 04/19/47 (b)	200	191
6.38%, 10/24/48 (b)	510	518
Kinder Morgan Inc.
5.00%, 02/15/21 (b)	2,685	2,774
5.55%, 06/01/45	2,695	2,710
MPLX LP
4.70%, 04/15/48	3,495	3,236
Petroleos Mexicanos
5.98%, (3M US LIBOR + 3.65%), 03/11/22 (a)	107	114
4.63%, 09/21/23	114	112
6.50%, 03/13/27	2,260	2,318
5.35%, 02/12/28 (b)	198	187
6.50%, 06/02/41	800	752
6.38%, 01/23/45	122	112
6.75%, 09/21/47	282	266
6.35%, 02/12/48 (b)	103	93
Southern Gas Corridor CJSC Co.
6.88%, 03/24/26	400	433
6.88%, 03/24/26 (b)	206	223
State Oil Co. of the Azerbaijan Republic
4.75%, 03/13/23	540	534
6.95%, 03/18/30	610	653
Other Securities		9,683
		28,906
Financials 8.6%
Bank of America Corp.
3.95%, 04/21/25	2,500	2,448
3.97%, 03/05/29	2,485	2,445
BNP Paribas SA
2.38%, 05/21/20	2,785	2,742

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Citigroup Inc.
3.89%, 01/10/28 (a)	1,015	982
3.52%, 10/27/28	1,235	1,159
Diamond 1 Finance Corp.
5.45%, 06/15/23 (b)	4,690	4,908
6.02%, 06/15/26 (b)	1,890	1,987
Goldman Sachs Group Inc.
2.60%, 04/23/20	1,130	1,119
3.69%, 06/05/28 (a)	2,320	2,198
3.81%, 04/23/29	4,330	4,116
4.02%, 10/31/38	3,860	3,492
5.15%, 05/22/45	1,805	1,793
JPMorgan Chase & Co.
4.01%, 04/23/29	3,450	3,403
JPMorgan Chase Bank NA
3.88%, 07/24/38 (a)	1,730	1,598
3.90%, 01/23/49	1,720	1,548
Morgan Stanley
5.45%, (callable at 100 beginning 07/15/19) (c)	1,405	1,423
Shire Acquisitions Investments Ireland Ltd.
2.40%, 09/23/21	2,650	2,536
Synchrony Financial
2.70%, 02/03/20	1,130	1,118
TC Ziraat Bankasi A/S
4.25%, 07/03/19	200	196
5.13%, 05/03/22 (b)	200	185
UBS Group Funding Switzerland AG
4.25%, 03/23/28 (b)	2,660	2,641
Westpac Banking Corp.
5.00%, (callable at 100 begininng 09/21/27) (c) (d) (e)	3,720	3,224
Other Securities		12,882
		60,143
Financials 0.0%
Other Securities		261
Health Care 1.9%
CVS Health Corp.
4.30%, 03/25/28	4,230	4,162
5.05%, 03/25/48	5,375	5,445
Other Securities		3,595
		13,202
Industrials 1.6%
General Electric Co.
5.00%, (callable at 100 beginning 01/21/21) (c)	8,981	8,871
Mexico City Airport Trust
5.50%, 07/31/47 (b)	200	177
Other Securities		2,276
		11,324
Industrials 0.0%
Other Securities		174
Information Technology 2.2%
Apple Inc.
4.65%, 02/23/46	2,155	2,320
Broadcom Corp.
3.88%, 01/15/27	4,045	3,823
3.50%, 01/15/28	680	619
Hewlett Packard Enterprise Co.
3.60%, 10/15/20	2,260	2,271
4.90%, 10/15/25	2,925	2,984
Microchip Technology Inc.
4.33%, 06/01/23 (b)	2,635	2,641
Other Securities		770
		15,428
Materials 1.0%
Other Securities		6,756
Real Estate 0.1%
Other Securities		545
Telecommunication Services 1.8%
AT&T Inc.
4.75%, 05/15/46	2,150	1,918
5.45%, 03/01/47	3,645	3,570
	Shares/Par[1]	Value ($)
Vodafone Group Plc
3.75%, 01/16/24	3,175	3,142
Other Securities		4,271
		12,901
Utilities 0.3%
Perusahaan Listrik Negara PT
5.45%, 05/21/28 (b)	200	202
6.15%, 05/21/48 (b)	500	504
Other Securities		1,111
		1,817
Total Corporate Bonds And Notes (cost $185,633)		179,231
SENIOR LOAN INTERESTS 15.4%
Consumer Discretionary 3.4%
Charter Communications Operating LLC
Term Loan B, 4.10%, (3M LIBOR + 2.00%), 04/30/25 (a)	402	401
Other Securities		22,974
		23,375
Consumer Staples 0.5%
Other Securities		3,713
Energy 0.8%
Energy Transfer Equity LP
Term Loan B, 4.09%, (3M LIBOR + 2.00%), 02/28/24 (a)	547	541
Other Securities		5,042
		5,583
Financials 1.3%
Other Securities		9,309
Health Care 1.9%
Other Securities		13,362
Industrials 2.2%
Other Securities		15,379
Information Technology 2.5%
Other Securities		17,706
Materials 1.0%
Other Securities		7,043
Real Estate 0.2%
Other Securities		1,193
Telecommunication Services 1.1%
Other Securities		7,465
Utilities 0.5%
Other Securities		3,574
Total Senior Loan Interests (cost $108,606)		107,702
GOVERNMENT AND AGENCY OBLIGATIONS 57.3%
Collateralized Mortgage Obligations 3.5%
Federal Home Loan Mortgage Corp.
Series 2017-M2-DNA2, REMIC, 5.54%, (1M US LIBOR + 3.45%), 10/25/29 (a)	4,960	5,407
Series 2017-M2-HQA2, 4.74%, (1M US LIBOR + 2.65%), 12/25/29 (a)	2,020	2,084
Series 2017-M2-DNA3, REMIC, 4.59%, (1M US LIBOR + 2.50%), 03/25/30 (a)	2,792	2,882
Series 2018-M2-HQA1, REMIC, 4.39%, (1M US LIBOR + 2.30%), 09/25/30 (a)	3,810	3,783
Federal National Mortgage Association
Series 2017-1M2-C07, REMIC, 4.49%, (1M US LIBOR + 2.40%), 05/28/30 (a)	915	934
Series 2017-2M2-C07, REMIC, 4.59%, (1M US LIBOR + 2.50%), 05/28/30 (a)	4,260	4,355
Series 2018-1M2-C01, REMIC, 4.34%, (1M US LIBOR + 2.25%), 07/25/30 (a)	3,140	3,165
Freddie Mac Structured Agency Credit Risk Debt Note
Series 2017-M2-DNA1, REMIC, 5.34%, (1M US LIBOR + 3.25%), 02/25/28 (a)	1,810	1,955
		24,565
Mortgage-Backed Securities 24.4%
Federal Home Loan Mortgage Corp.
TBA, 3.50%, 07/15/33 (f)	4,345	4,392
TBA, 3.50%, 07/15/48 (f)	20,115	20,004

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
TBA, 4.00%, 07/15/48 (f)	37,365	38,081
TBA, 4.50%, 07/15/48 (f)	10,245	10,662
Federal National Mortgage Association
TBA, 3.50%, 07/15/33 (f)	3,905	3,951
TBA, 3.50%, 07/15/48 (f)	15,855	15,776
TBA, 4.00%, 07/15/48 (f)	45,985	46,879
TBA, 4.50%, 07/15/48 (f)	20,395	21,235
TBA, 5.00%, 07/15/48 (f)	1,760	1,864
Government National Mortgage Association
TBA, 5.00%, 07/15/43 (f)	1,325	1,391
TBA, 4.00%, 07/15/48 (f)	3,430	3,514
TBA, 4.50%, 07/15/48 (f)	2,650	2,754
		170,503
Sovereign 9.1%
Argentina Republic Government International Bond
8.28%, 12/31/33	575	549
2.50%, 12/31/38 (g)	3,080	1,763
7.63%, 04/22/46	750	606
6.88%, 01/11/48	359	274
Azerbaijan Government Bond
4.75%, 03/18/24	1,390	1,376
Colombia Government International Bond
4.00%, 02/26/24	390	390
8.13%, 05/21/24	240	289
3.88%, 04/25/27	200	194
7.38%, 09/18/37	140	176
5.00%, 06/15/45	1,338	1,314
Croatia Government International Bond
5.50%, 04/04/23	1,640	1,723
6.00%, 01/26/24	480	515
6.00%, 01/26/24 (b)	260	279
Export Credit Bank of Turkey
5.00%, 09/23/21	200	189
5.38%, 10/24/23 (b)	200	181
6.13%, 05/03/24 (b)	200	185
Indonesia Government International Bond
3.70%, 01/08/22 (b)	780	772
4.35%, 01/08/27	200	197
4.35%, 01/08/27 (b)	200	197
5.25%, 01/17/42	750	755
4.35%, 01/11/48	451	404
Ivory Coast Government International Bond
5.75%, 12/31/32	3,005	2,791
Kazakhstan Government International Bond
5.13%, 07/21/25 (b)	780	822
Mexico Government International Bond
4.15%, 03/28/27	390	384
4.35%, 01/15/47	390	347
Perusahaan Penerbit SBSN Indonesia III
4.40%, 03/01/28	200	195
Province of Ontario, Canada
3.00%, 07/16/18	4,008	4,008
Republic of Colombia
6.13%, 01/18/41	300	334
Sri Lanka Government Bond
6.75%, 04/18/28 (d)	1,170	1,103
Sri Lanka Government International Bond
5.88%, 07/25/22	377	370
6.85%, 11/03/25	443	429
6.20%, 05/11/27	325	297
Turkey Government International Bond
7.50%, 11/07/19	790	811
6.25%, 09/26/22	390	390
4.88%, 10/09/26	1,000	880
6.00%, 03/25/27	855	803
5.13%, 02/17/28	288	253
6.13%, 10/24/28	1,467	1,375
5.75%, 05/11/47	200	161
United Mexican States
5.75%, 10/12/10	1,930	1,907
Zambia Government International Bond
8.50%, 04/14/24	300	267
Other Securities		33,208
		63,463
	Shares/Par[1]	Value ($)
Treasury Inflation Indexed Securities 11.5%
U.S. Treasury Inflation Indexed Bond
3.38%, 04/15/32 (h)	4,524	6,038
U.S. Treasury Inflation Indexed Note
2.00%, 01/15/26 (h)	16,474	18,049
3.63%, 04/15/28 (h)	6,382	8,105
2.50%, 01/15/29 (h)	14,319	16,824
3.88%, 04/15/29 (h)	19,310	25,459
1.00%, 02/15/46 (h)	5,847	6,022
		80,497
U.S. Treasury Securities 8.8%
U.S. Treasury Bond
3.88%, 08/15/40	920	1,057
U.S. Treasury Note
1.63%, 04/30/19	11,000	10,938
0.88%, 05/15/19	8,425	8,320
1.38%, 04/30/20	3,110	3,046
2.13%, 12/31/21	7,580	7,443
1.50%, 02/28/23	14,605	13,822
2.25%, 10/31/24	85	82
2.25%, 02/15/27	40	38
2.25%, 11/15/27	17,610	16,730
		61,476
Total Government And Agency Obligations (cost $404,467)		400,504
COMMON STOCKS 0.0%
Consumer Discretionary 0.0%
Other Securities		77
Total Common Stocks (cost $64)		77
INVESTMENT COMPANIES 6.9%
iShares iBoxx USD High Yield Corporate Bond ETF (d)	286	24,320
SPDR Barclays High Yield Bond ETF (d)	670	23,780
Total Investment Companies (cost $48,048)		48,100
SHORT TERM INVESTMENTS 11.4%
Investment Companies 1.4%
JNL Government Money Market Fund - Institutional Class, 1.79% (i) (j)	10,107	10,107
Securities Lending Collateral 6.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95% (j)	44,436	44,436
Treasury Securities 3.6%
U.S. Treasury Bill
1.90%, 08/23/18 (k) (l)	25,360	25,292
Total Short Term Investments (cost $79,832)		79,835
Total Investments 129.8% (cost $915,202)		908,167
Other Derivative Instruments (0.0)%		(102)
Other Assets and Liabilities, Net (29.8)%		(208,665)
Total Net Assets 100.0%		699,400

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2018, the value and the percentage of net assets of these liquid securities was $57,519 and 8.2%, respectively.

(c) Perpetual security. Next contractual call date presented, if applicable.

(d) All or portion of the security was on loan.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

(e) Convertible security.

(f) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2018, the total payable for investments purchased on a delayed delivery basis was $169,809.

(g) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2018.

(h) Treasury inflation indexed note, par amount is adjusted for inflation.

(i) Investment in affiliate.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

(k) All or a portion of the security is pledged or segregated as collateral.

(l) The coupon rate represents the yield to maturity.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
British Pound	6	September 2018		504	5	(8)
Canadian Dollar	4	September 2018		308	3	(4)
Euro FX Currency	(9)	September 2018		(1,338)	(13)	18
Euro-OAT	(138)	September 2018	EUR	(21,074)	(68)	(290)
U.S. Treasury Long Bond	(218)	September 2018		(30,948)	(7)	(662)
U.S. Treasury Note, 10-Year	(3)	September 2018		(360)	—	(1)
U.S. Treasury Note, 2-Year	877	September 2018		185,511	(27)	262
U.S. Treasury Note, 5-Year	445	September 2018		50,427	(10)	133
Ultra 10-Year U.S. Treasury Note	(578)	September 2018		(73,338)	—	(782)
Ultra Long Term U.S. Treasury Bond	(245)	September 2018		(37,865)	15	(1,227)
					(102)	(2,561)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/Oppenheimer Emerging Markets Innovator Fund *
COMMON STOCKS 94.9%
Argentina 0.6%
Other Securities		3,471
Brazil 4.9%
Localiza Rent a Car SA	782	4,777
Raia Drogasil SA	309	5,234
Other Securities		17,793
		27,804
China 21.6%
3SBio Inc. (a) (b)	3,184	7,265
AAC Technologies Holdings Inc.	541	7,803
Baozun Inc. - ADR (a) (c)	190	10,368
Brilliance China Automotive Holdings Ltd.	2,784	5,038
China Maple Leaf Educational Systems Ltd.	4,912	8,865
Fu Shou Yuan International Group Ltd.	7,733	8,729
Huazhu Group Ltd. - ADS	264	11,075
New Oriental Education & Technology Group - ADR	79	7,511
Silergy Corp.	240	5,845
TAL Education Group - ADS (c)	301	11,079
Vipshop Holdings Ltd. - ADR (c)	603	6,544
Wuxi Biologics Cayman Inc. (b) (c)	928	10,369
Zhongsheng Group Holdings Ltd.	2,698	8,106
Other Securities		12,637
		121,234
Egypt 0.8%
Other Securities		4,284
Georgia 0.7%
Other Securities		3,796
Greece 0.8%
Other Securities		4,685
Hong Kong 5.0%
Minth Group Ltd.	1,148	4,864
Sunny Optical Technology Group Co. Ltd.	575	10,982
Other Securities		12,100
		27,946
Hungary 0.6%
Other Securities		3,171
India 12.8%
Arvind Ltd.	1,175	6,868
Biocon Ltd.	1,702	15,418
Cholamandalam Investment and Finance Co. Ltd.	217	4,808
Mindtree Ltd.	376	5,438
Oberoi Realty Ltd.	787	5,520
Syngene International Ltd. (b)	725	6,485
VOLTAS Ltd.	762	5,854
Other Securities		21,321
		71,712
Indonesia 1.2%
Ace Hardware Indonesia Tbk PT	76,253	6,749
Kenya 0.6%
Other Securities		3,631
Luxembourg 1.5%
Globant SA (c)	148	8,403
Malaysia 1.7%
My EG Services Bhd	24,878	5,947
Other Securities		3,441
		9,388
Mexico 2.7%
Alsea SAB de CV	1,869	6,432
Gentera SAB de CV (a)	5,837	5,160
Other Securities		3,431
		15,023
Netherlands 0.5%
Other Securities		3,021
Pakistan 0.6%
Other Securities		3,597
	Shares/Par[1]	Value ($)
Peru 0.2%
Other Securities		1,288
Philippines 1.2%
Philippine Seven Corp.	390	1,060
Other Securities		5,659
		6,719
Poland 0.7%
Other Securities		3,924
Russian Federation 0.6%
Other Securities		3,489
South Africa 6.0%
Capitec Bank Holdings Ltd. (a)	133	8,377
Clicks Group Ltd.	466	6,678
Discover Ltd.	757	8,144
Other Securities		10,736
		33,935
South Korea 10.2%
Cosmax Inc.	69	10,114
Koh Young Technology Inc.	58	5,316
Medy-Tox Inc.	25	17,515
NCSoft Corp.	14	4,821
Seegene Inc. (c)	236	5,923
Other Securities		13,460
		57,149
Sri Lanka 0.4%
Other Securities		2,307
Taiwan 15.8%
AirTAC International Group	523	7,451
ASMedia Technology Inc.	565	9,072
Chailease Holding Co. Ltd.	1,962	6,453
Cub Elecparts Inc.	489	6,275
eMemory Technology Inc.	803	10,079
Hota Industrial Manufacturing Co. Ltd.	1,261	6,140
LandMark Optoelectronics Corp.	509	4,776
Largan Precision Co. Ltd.	47	6,910
President Chain Store Corp.	326	3,696
TCI Co. Ltd.	498	7,693
Other Securities		20,388
		88,933
Thailand 1.2%
Other Securities		6,596
United Arab Emirates 1.4%
NMC Health Plc	118	5,562
Other Securities		2,034
		7,596
United Kingdom 0.4%
Other Securities		2,086
Vietnam 0.2%
Other Securities		1,054
Total Common Stocks (cost $486,522)		532,991
PREFERRED STOCKS 0.5%
Colombia 0.5%
Other Securities		2,807
Total Preferred Stocks (cost $2,369)		2,807
SHORT TERM INVESTMENTS 8.3%
Investment Companies 4.8%
JNL Government Money Market Fund - Institutional Class, 1.79% (d) (e)	27,036	27,036
Securities Lending Collateral 3.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95% (e)	19,840	19,840
Total Short Term Investments (cost $46,876)		46,876
Total Investments 103.7% (cost $535,767)		582,674
Other Derivative Instruments 0.0%		7
Other Assets and Liabilities, Net (3.7)%		(20,996)
Total Net Assets 100.0%		561,685

(a) All or portion of the security was on loan.

(b) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

approved by the JNL Series Trust's Board of Trustees. As of June 30, 2018, the value and the percentage of net assets of these liquid securities was $27,140 and 4.8%, respectively.

(c) Non-income producing security.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/HKD	DUB	07/03/18	HKD	(2,655)	(338)	—
ZAR/USD	GSC	07/02/18	ZAR	6,594	480	7
					142	7

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/Oppenheimer Global Growth Fund
COMMON STOCKS 97.4%
China 2.6%
Baidu.com - Class A - ADR (a)	101	24,548
JD.com Inc. - Class A - ADR (a)	1,198	46,666
		71,214
Denmark 0.6%
FLSmidth & Co. A/S	276	16,492
France 6.3%
Kering SA	104	58,425
LVMH Moet Hennessy Louis Vuitton SE	257	85,330
Societe Generale SA	609	25,589
		169,344
Germany 7.5%
Allianz SE	218	45,122
Bayer AG	273	30,006
Linde AG	119	28,296
Puma SE	10	5,702
SAP SE	532	61,494
Siemens AG	234	30,874
		201,494
India 2.3%
DLF Ltd.	16,209	44,913
ICICI Bank Ltd. - ADR	2,250	18,066
		62,979
Italy 0.3%
Brunello Cucinelli SpA	187	8,333
Japan 14.6%
Capcom Co. Ltd.	673	16,586
Dai-Ichi Life Holdings Inc.	1,277	22,884
Fanuc Ltd.	96	19,035
Keyence Corp.	74	41,966
Kyocera Corp.	463	26,118
Minebea Mitsumi Inc.	905	15,306
Murata Manufacturing Co. Ltd.	330	55,899
NEC Electronics Corp. (a)	1,424	13,949
Nidec Corp.	458	68,742
Nintendo Co. Ltd.	69	22,463
Omron Corp.	476	22,191
Suzuki Motor Corp.	516	28,437
TDK Corp.	387	39,612
		393,188
Netherlands 3.6%
Airbus SE	774	90,269
uniQure NV (a)	175	6,605
		96,874
Spain 2.2%
Banco Bilbao Vizcaya Argentaria SA	1,828	12,908
Inditex SA	1,333	45,360
		58,268
Sweden 1.2%
Assa Abloy AB - Class B	1,536	32,685
Switzerland 2.4%
Credit Suisse Group AG	1,879	28,174
UBS Group AG	2,458	37,777
		65,951
United Kingdom 5.2%
Circassia Pharmaceuticals Plc (a) (b)	3,352	3,735
Earthport Plc (a)	13,391	1,803
International Consolidated Airlines Group SA	2,739	23,903
International Game Technology Plc	817	18,978
	Shares/Par[1]	Value ($)
Shire Plc	224	12,623
TechnipFMC Plc	792	25,232
Unilever Plc	982	54,396
		140,670
United States of America 48.6%
3M Co.	190	37,355
ACADIA Pharmaceuticals Inc. (a) (b)	555	8,476
Adobe Systems Inc. (a)	323	78,665
Aetna Inc.	364	66,776
Agilent Technologies Inc.	305	18,876
Alphabet Inc. - Class A (a)	148	166,646
Amazon.com Inc. (a)	5	8,040
AnaptysBio Inc. (a) (b)	140	9,933
Anthem Inc.	250	59,403
Biogen Inc. (a)	84	24,392
Bluebird Bio Inc. (a) (b)	99	15,510
Blueprint Medicines Corp. (a)	213	13,519
Centene Corp. (a)	187	23,096
Citigroup Inc.	896	59,994
Colgate-Palmolive Co.	857	55,538
Equifax Inc.	149	18,614
Facebook Inc. - Class A (a)	360	69,889
Fidelity National Financial Inc.	530	19,938
Gilead Sciences Inc.	288	20,420
GlycoMimetics Inc. (a) (b)	375	6,052
Goldman Sachs Group Inc.	175	38,558
Intuit Inc.	339	69,325
Ionis Pharmaceuticals Inc. (a)	365	15,211
Loxo Oncology Inc. (a)	136	23,617
MacroGenics Inc. (a)	521	10,768
Maxim Integrated Products Inc.	1,013	59,408
Mirati Therapeutics Inc. (a) (b)	67	3,313
Newell Brands Inc.	1,151	29,675
PayPal Holdings Inc. (a)	536	44,615
S&P Global Inc.	374	76,190
Sage Therapeutics Inc. (a)	175	27,401
Tiffany & Co.	331	43,536
United Parcel Service Inc. - Class B	252	26,818
Walt Disney Co.	347	36,405
Zimmer Biomet Holdings Inc.	222	24,755
		1,310,727
Total Common Stocks (cost $1,898,763)		2,628,219
PREFERRED STOCKS 1.5%
Germany 1.5%
Bayerische Motoren Werke AG	514	40,931
India 0.0%
Zee Entertainment Enterprises Ltd., 6.00%, 03/05/22	1,435	161
Total Preferred Stocks (cost $39,100)		41,092
SHORT TERM INVESTMENTS 1.1%
Investment Companies 1.0%
JNL Government Money Market Fund - Institutional Class, 1.79% (c) (d)	26,611	26,611
Securities Lending Collateral 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95% (d)	2,242	2,242
Total Short Term Investments (cost $28,853)		28,853
Total Investments 100.0% (cost $1,966,716)		2,698,164
Other Assets and Liabilities, Net (0.0)%		(1,200)
Total Net Assets 100.0%		2,696,964

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/PIMCO Income Fund *
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 29.2%
Adagio IV CLO Ltd.
Series IV-A1R-A, 0.66%, (3M EURIBOR + 0.66%), 10/15/29, EUR (a) (b)	5,650	6,581
Series IV-A2R-A, 1.10%, 10/15/29, EUR (b)	600	699
Attentus CDO III Ltd.
Series 2007-A2-3A, REMIC, 2.79%, (3M US LIBOR + 0.45%), 10/11/42 (a) (b)	8,150	7,149
Banc of America Funding Trust
Series 2005-5M1-A, REMIC, 2.76%, (1M US LIBOR + 0.68%), 02/20/35 (a)	4,750	4,740
BBCMS Trust
Series 2018-A-RRI, REMIC, 2.77%, (1M US LIBOR + 0.70%), 02/15/23 (a) (b)	2,500	2,498
Series 2018-B-RRI, REMIC, 3.12%, (1M US LIBOR + 1.05%), 02/15/23 (a) (b)	800	800
Series 2018-C-RRI, REMIC, 3.32%, (1M US LIBOR + 1.25%), 02/15/23 (a) (b)	600	601
Series 2018-D-RRI, REMIC, 4.12%, (1M US LIBOR + 2.05%), 02/15/23 (a) (b)	400	400
Series 2018-E-RRI, REMIC, 5.17%, (1M US LIBOR + 3.10%), 02/15/23 (a) (b)	2,600	2,600
Interest Only, Series 2018-XCP-RRI, REMIC, 1.19%, 02/15/33 (a) (b)	6,000	114
BCAP LLC Trust
Series 2009-17A3-RR13, REMIC, 5.88%, 04/26/37 (a) (c) (d)	7,312	6,106
Bear Stearns Alt-A Trust
Series 2005-12A1-8, REMIC, 2.63%, (1M US LIBOR + 0.54%), 10/25/35 (a)	12,908	12,718
CHL Mortgage Pass-Through Trust
Series 2006-2A1-OA5, REMIC, 2.29%, (1M US LIBOR + 0.20%), 04/25/36 (a)	4,662	4,233
Series 2006-A1-17, REMIC, 6.00%, 12/25/36	2,333	1,891
Citigroup Mortgage Loan Trust
Series 2006-2A1A-4, REMIC, 6.00%, 12/25/35	7,160	7,169
Series 2013-1A4-2, REMIC, 3.71%, 11/25/37 (a) (b)	9,999	9,476
Countrywide Alternative Loan Trust
Series 2005-B1-J4, REMIC, 3.44%, (1M US LIBOR + 1.35%), 07/25/35 (a)	3,223	3,167
Series 2005-A3-38, REMIC, 2.79%, (1M US LIBOR + 0.70%), 09/25/35 (a)	571	558
Series 2005-1A1-35CB, 5.50%, 09/25/35	1,544	1,467
Series 2005-A1-81, REMIC, 2.37%, (1M US LIBOR + 0.28%), 02/25/37 (a)	1,639	1,534
Series 2007-2A1-19, REMIC, 6.50%, 08/25/37	5,193	3,789
Series 2006-1A1A-OA17, REMIC, 2.28%, (1M US LIBOR + 0.20%), 12/20/46 (a)	3,110	2,736
Countrywide Asset-Backed Certificates
Series 2006-2A4-20, REMIC, 2.32%, (1M US LIBOR + 0.23%), 09/25/35 (a)	14,200	10,602
Series 2004-M4-AB2, REMIC, 3.37%, (1M US LIBOR + 1.28%), 05/25/36 (a)	2,238	1,744
Credit Suisse Mortgage Capital Certificates
Series 2009-5A9-11R, REMIC, 3.32%, 08/26/36 (a) (b)	5,161	5,120
Credit-Based Asset Servicing and Securitization LLC
Series 2006-A2C-CB8, REMIC, 2.24%, (1M US LIBOR + 0.15%), 10/25/36 (a)	9,600	8,713
Crestline Denali CLO Ltd.
Series 2013-A1LR-1A, 3.41%, (3M US LIBOR + 1.05%), 10/26/27 (a) (b)	8,250	8,255
CSMC Series
Series 2009-1A2-5R, REMIC, 3.88%, 06/26/36 (a) (b)	5,414	5,191
Great Wolf Trust
Interest Only, Series 2017-XCP-WOLF, 0.00%, 12/15/18 (b)	34,700	—
Series 2017-A-WOLF, 2.92%, (1M US LIBOR + 0.85%), 09/15/19 (a) (b)	3,600	3,600
Series 2017-B-WOLF, 3.17%, (1M US LIBOR + 1.10%), 09/15/19 (a) (b)	4,600	4,603
GSMSC Resecuritization Trust
Series 2015-B-8R, REMIC, 6.39%, 04/26/37 (a) (b)	19,569	6,946
	Shares/Par[1]	Value ($)
Morgan Stanley Resecuritization Trust
Series 2014-2AD-R3, REMIC, 3.86%, 07/26/48 (a) (b)	7,020	7,055
NCUA Guaranteed Notes Trust
Series 2011-1A-R1, 2.47%, (1M US LIBOR + 0.45%), 01/08/20 (a)	7,419	7,428
Newgate Funding PLC
Series 2007-A3-2X, 0.79%, (3M GB LIBOR + 0.16%), 12/15/50, GBP (a)	4,900	6,038
People's Choice Home Loan Securities Trust
Series 2005-M3-3, REMIC, 2.95%, (1M US LIBOR + 0.86%), 08/25/35 (a)	6,543	5,744
Securitized Asset Backed Receivables LLC Trust
Series 2005-M2-FR3, 3.07%, (1M US LIBOR + 0.98%), 04/25/35 (a)	530	376
Securitized Term Auto Receivables Trust
Series 2017-A2A-2A, 1.78%, 01/27/20 (b)	6,261	6,235
SLM Private Education Loan Trust
Series 2011-A3-B, 4.32%, (1M US LIBOR + 2.25%), 05/15/19 (a) (b)	12,455	12,816
Starwood Waypoint Homes Trust
Series 2017-A-1, REMIC, 3.04%, (1M US LIBOR + 0.95%), 10/17/19 (a) (b)	5,176	5,176
Series 2017-B-1, REMIC, 3.26%, (1M US LIBOR + 1.17%), 10/17/19 (a) (b)	600	601
Series 2017-C-1, REMIC, 3.49%, (1M US LIBOR + 1.40%), 10/17/19 (a) (b)	2,100	2,104
Series 2017-D-1, REMIC, 4.04%, (1M US LIBOR + 1.95%), 10/17/19 (a) (b)	300	302
Torrens Trust
Series 2010-A4-2, 3.02%, (ASX Australian Bank Bill Short Term Rates 1M Mid + 1.10%), 09/14/41, AUD (a)	8,577	6,372
Wells Fargo Commercial Mortgage Trust
Series 2017-A-HSDB, 2.90%, (1M US LIBOR + 0.85%), 12/13/20 (a) (b)	3,065	3,054
Series 2017-B-HSDB, 3.15%, (1M US LIBOR + 1.10%), 12/13/20 (a) (b)	2,542	2,586
Series 2017-D-HSDB, 3.89%, (1M US LIBOR + 1.84%), 12/13/23 (a) (b)	178	180
Wells Fargo Mortgage-Backed Securities Trust
Series 2007-1A20-8, REMIC, 6.00%, 07/25/37	6,984	6,970
Series 2007-A1-AR7, REMIC, 3.72%, 12/28/37 (a)	2,450	2,377
Other Securities		65,222
Total Non-U.S. Government Agency Asset-Backed Securities (cost $278,144)		276,436
CORPORATE BONDS AND NOTES 30.2%
Consumer Discretionary 3.3%
Altice SA
7.25%, 05/15/22, EUR (e)	440	516
7.75%, 05/15/22 (b) (e)	2,200	2,128
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22	30	31
iHeartCommunications Inc.
0.00%, 12/15/19 (f) (g)	3,157	2,395
0.00%, 03/01/21 (b) (f) (g)	658	476
0.00%, 03/01/21 (f) (g)	294	224
0.00%, 03/01/21 (f) (g)	3,932	3,011
0.00%, 09/15/22 (f) (g)	182	138
0.00%, 03/15/23 (f) (g)	176	134
MGM Resorts International
8.63%, 02/01/19	2,500	2,570
5.25%, 03/31/20	3,080	3,139
Other Securities		16,215
		30,977
Consumer Staples 0.3%
Other Securities		3,062
Energy 2.4%
Gazprom Capital SA
3.70%, 07/25/18, EUR	300	351
Gazprom OAO Via Gaz Capital SA
4.63%, 10/15/18, EUR	100	118
3.38%, 11/30/18, CHF	5,750	5,856

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Ras Laffan Liquefied Natural Gas Co. Ltd. III
6.75%, 09/30/19	6,000	6,232
Sinopec Group Overseas Development 2016 Ltd.
1.75%, 09/29/19 (b)	3,870	3,799
Other Securities		6,289
		22,645
Financials 15.0%
Ally Financial Inc.
4.75%, 09/10/18	1,800	1,804
3.50%, 01/27/19	170	170
4.13%, 03/30/20	3,790	3,801
8.00%, 11/01/31	6	7
Altice Financing SA
5.25%, 02/15/23, EUR	400	481
Bank of America Corp.
5.88%, (callable at 100 beginning 03/15/28) (h)	3,968	3,888
2.99%, (3M US LIBOR + 0.65%), 06/25/22 (a)	800	799
Barclays Bank Plc
6.50%, (callable at 100 beginning 09/15/19), EUR (h)	700	841
7.63%, 11/21/22	200	215
Barclays Plc
7.00%, (callable at 100 beginning 09/15/19), GBP (h)	1,000	1,346
7.25%, (callable at 100 beginning 03/15/23), GBP (h) (i)	2,700	3,654
8.00%, (callable at 100 beginning 12/15/20), EUR (h) (i)	3,902	5,043
8.25%, (callable at 100 beginning 12/15/18) (h) (i)	3,700	3,769
3.13%, 01/17/24, GBP	100	132
3.71%, (3M US LIBOR + 1.38%), 05/16/24 (a)	600	592
4.34%, 05/16/24 (a) (i)	400	395
3.25%, 02/12/27, GBP	400	515
4.97%, 05/16/29 (a) (i)	200	198
3.25%, 01/17/33, GBP	200	240
Cooperatieve Rabobank U.A.
5.50%, (callable at 100 beginning 06/29/20), EUR (h) (i)	2,340	2,915
6.63%, (callable at 100 beginning 06/29/21), EUR (h)	8,000	10,488
Industrial & Commercial Bank of China Ltd.
3.11%, (3M US LIBOR + 0.75%), 11/08/20 (a)	4,800	4,801
JPMorgan Chase & Co.
2.94%, (3M US LIBOR + 0.61%), 06/18/22 (a)	2,300	2,300
Lloyds Bank Plc
2.85%, (3M US LIBOR + 0.49%), 05/07/21 (a) (i)	200	200
3.30%, 05/07/21 (i)	600	598
Lloyds Banking Group Plc
7.00%, (callable at 100 beginning 06/27/19), GBP (h) (i)	1,090	1,464
7.88%, (callable at 100 beginning 06/27/29), GBP (h) (i)	1,800	2,753
2.25%, 10/16/24, GBP	705	902
4.45%, 05/08/25 (i)	200	201
4.38%, 03/22/28	200	197
Lloyds Banking Group PLC
4.00%, 03/07/25, AUD	500	367
Navient Corp.
4.88%, 06/17/19	2,000	2,010
8.00%, 03/25/20	3,545	3,741
6.50%, 06/15/22	78	80
Sberbank of Russia Via SB Capital SA
3.08%, 03/07/19, EUR	500	591
SLM Corp.
5.50%, 01/15/19	1,640	1,654
Other Securities		78,111
		141,263
Health Care 1.3%
Community Health Systems Inc.
5.13%, 08/01/21 (e)	116	108
6.25%, 03/31/23	36	33
8.63%, 01/15/24 (c) (d)	400	401
HCA Inc.
3.75%, 03/15/19	5,700	5,713
	Shares/Par[1]	Value ($)
Other Securities		5,971
		12,226
Industrials 1.9%
Avolon Holdings Funding Ltd.
5.50%, 01/15/23 (b)	210	210
BOC Aviation Pte Ltd.
3.41%, (3M US LIBOR + 1.05%), 05/02/21 (a) (b)	250	251
Park Aerospace Holdings Ltd.
3.63%, 03/15/21 (b)	10	10
5.25%, 08/15/22 (b)	2,850	2,827
4.50%, 03/15/23 (b)	4,800	4,581
Other Securities		9,903
		17,782
Information Technology 1.9%
Broadcom Corp.
2.20%, 01/15/21	1,900	1,839
3.88%, 01/15/27	4,430	4,187
Other Securities		12,071
		18,097
Materials 0.2%
Syngenta Finance NV
5.18%, 04/24/28 (b)	200	193
Other Securities		1,988
		2,181
Real Estate 1.5%
Kennedy Wilson Europe Real Estate Plc
3.95%, 06/30/22, GBP	2,795	3,840
3.25%, 11/12/25, EUR	3,000	3,547
Kennedy-Wilson Inc.
5.88%, 04/01/24 (b)	84	82
Other Securities		6,874
		14,343
Telecommunication Services 2.4%
Altice France SA
6.00%, 05/15/22 (b)	200	201
AT&T Inc.
2.97%, (3M US LIBOR + 0.75%), 06/01/21 (a)	1,984	1,991
SFR Group SA
5.38%, 05/15/22, EUR	800	959
Sprint Capital Corp.
6.90%, 05/01/19	7,822	7,975
Sprint Corp.
7.25%, 09/15/21	1,650	1,714
7.63%, 03/01/26	340	346
Sprint Spectrum Co. LLC
3.36%, 09/20/21 (b)	1,869	1,848
4.74%, 03/20/25 (b)	200	199
5.15%, 03/20/28 (b)	400	391
Other Securities		6,625
		22,249
Utilities 0.0%
Other Securities		238
Total Corporate Bonds And Notes (cost $292,083)		285,063
SENIOR LOAN INTERESTS 4.3%
Consumer Discretionary 1.6%
iHeartCommunications Inc.
Term Loan D, 0.00%, 01/30/19 (f) (g)	643	489
Term Loan, 0.00%, 07/30/19 (f) (g)	300	228
Numericable Group SA
Term Loan B-12, 3.00%, (3M EURIBOR + 3.00%), 01/31/26, EUR (a)	4,776	5,401
Univision Communications Inc.
Term Loan C-5, 4.84%, (3M LIBOR + 2.75%), 03/15/24 (a)	7,746	7,478
Other Securities		1,242
		14,838
Consumer Staples 0.0%
Other Securities		198
Energy 0.7%
Other Securities		6,495

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Financials 0.4%
Altice Financing SA
1st Lien Term Loan, 5.10%, (3M LIBOR + 2.75%), 01/06/26 (a)	16	15
Other Securities		3,221
		3,236
Health Care 0.9%
Community Health Systems Inc.
Term Loan G, 0.00%, (1M LIBOR + 3.00%), 12/14/19 (a) (j)	100	100
Term Loan G, 5.31%, (1M LIBOR + 2.75%), 12/14/19 (a)	3,758	3,751
Term Loan H, 0.00%, (3M LIBOR + 3.25%), 01/27/21 (a) (j)	280	273
Term Loan H, 5.56%, (3M LIBOR + 3.00%), 01/27/21 (a)	2,134	2,081
Other Securities		2,079
		8,284
Industrials 0.2%
Avolon LLC
Term Loan B-3, 4.09%, (3M LIBOR + 2.00%), 01/15/25 (a)	199	196
Other Securities		1,556
		1,752
Information Technology 0.5%
Other Securities		5,072
Materials 0.0%
Other Securities		80
Sovereign 0.0%
Other Securities		200
Total Senior Loan Interests (cost $40,519)		40,155
GOVERNMENT AND AGENCY OBLIGATIONS 28.9%
Mortgage-Backed Securities 12.3%
Federal National Mortgage Association
TBA, 4.00%, 09/15/47 (k)	34,700	35,276
TBA, 3.00%, 07/15/48 (k)	1,500	1,453
TBA, 3.50%, 07/15/48 (k)	29,000	28,856
TBA, 3.50%, 08/15/48 (k)	31,800	31,605
TBA, 4.00%, 08/15/48 (k) (l)	19,000	19,342
		116,532
Municipal 0.0%
Other Securities		171
Sovereign 2.7%
Argentina Bonar Bond
36.30%, (Argentina Deposit Rates Badlar + 2.50%), 03/11/19, ARS (a)	400	14
37.05%, (Argentina Deposit Rates Badlar + 3.25%), 03/01/20, ARS (a)	3,500	119
33.81%, (Argentina Deposit Rates Badlar + 2.00%), 04/03/22, ARS (a)	67,323	2,118
Argentina Government International Bond
2.26%, 12/31/38, EUR (m)	791	544
Argentina POM Politica Monetaria
40.00%, (Argentina Central Bank 7 Day Repurchase Rate), 06/21/20, ARS (a)	27,299	979
Argentina Republic Government International Bond
3.88%, 01/15/22, EUR	330	370
33.80%, (Argentina Deposit Rates Badlar), 10/04/22, ARS (a)	154	8
3.38%, 01/15/23, EUR	200	212
5.25%, 01/15/28, EUR	100	99
7.82%, 12/31/33, EUR	34	39
6.25%, 11/09/47, EUR	100	91
Hellenic Republic Government Bond
4.75%, 04/17/19, EUR (b)	350	420
Qatar Government International Bond
3.88%, 04/23/23 (b)	800	800
4.50%, 04/23/28 (b)	400	404
5.10%, 04/23/48 (b)	400	398
Saudi Arabia Government International Bond
2.88%, 03/04/23 (b)	400	385
4.00%, 04/17/25 (b)	4,300	4,273
4.50%, 04/17/30 (b)	1,500	1,498
	Shares/Par[1]	Value ($)
4.63%, 10/04/47 (b)	600	557
5.00%, 04/17/49 (b)	1,100	1,065
Other Securities		11,414
		25,807
U.S. Treasury Securities 13.9%
U.S. Treasury Note
2.75%, 02/15/24 (n)	700	699
2.50%, 05/15/24	25,500	25,094
2.00%, 05/31/24 (n)	8,800	8,420
1.88%, 08/31/24	5,600	5,310
2.13%, 09/30/24	8,500	8,171
2.25%, 10/31/24	37,000	35,809
2.25%, 11/15/24	16,400	15,864
2.50%, 01/31/25 (n)	2,000	1,963
2.88%, 05/31/25	29,600	29,706
		131,036
Total Government And Agency Obligations (cost $277,434)		273,546
OTHER EQUITY INTERESTS 0.0%
Other Securities		—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 18.7%
Certificates of Deposit 3.0%
AT&T Inc.
2.62%, 09/06/18 (b)	9,000	8,957
Bank of Montreal
1.50%, 07/05/18, CAD	3,200	2,433
Bank of Nova Scotia
1.52%, 07/03/18, CAD	15,350	11,674
Schlumberger Holdings Corp.
2.56%, 08/09/18 (b)	4,400	4,388
Spectra Energy Partners LP
2.75%, 07/09/18 (b)	400	400
		27,852
Commercial Paper 0.9%
HP Inc.
2.52%, 07/02/18 (b) (o)	8,900	8,899
Securities Lending Collateral 0.6%
Securities Lending Cash Collateral Fund LLC, 1.99% (p) (q)	5,766	5,766
Treasury Securities 3.0%
Argentina Treasury Bill
2.78%, 07/13/18 (o)	647	646
5.66%, 08/24/18 (o)	100	99
-0.50%, 09/14/18, ARS (o)	7,769	277
5.88%, 09/14/18 (o)	88	87
21.55%, 09/14/18, ARS (o)	18,320	588
3.01%, 09/28/18 (o)	1,200	1,187
2.13%, 10/12/18, ARS (o)	2,040	70
3.01%, 10/26/18 (o)	42	41
Hellenic Republic Treasury Bill
0.80%, 07/13/18, EUR (o)	1,200	1,400
0.60%, 08/10/18, EUR (o)	1,910	2,226
1.08%, 10/05/18, EUR (o)	1,135	1,321
0.70%, 11/02/18, EUR (o)	260	302
1.25%, 03/15/19, EUR (o)	1,276	1,477
Japan Treasury Bill
-0.14%, 08/06/18, JPY (o)	1,950,000	17,585
Letras del Banco Central de la Republica Argentina
22.60%, 07/18/18, ARS (o)	11,260	382
21.82%, 09/19/18, ARS (o)	12,750	402
25.56%, 10/17/18, ARS (o)	1,810	56
		28,146
U.S. Government Agency Obligations 11.2%
Federal Home Loan Bank
1.84%, 07/09/18 (o) (r)	23,400	23,389
1.85%, 07/11/18 (o) (r)	12,700	12,693
1.86%, 07/12/18 (o) (r)	2,000	1,999
1.85%, 07/13/18 (o) (r)	3,200	3,198
1.88%, 07/18/18 (o) (r)	2,700	2,698
1.88%, 07/20/18 (o) (r)	2,700	2,697
1.88%, 07/25/18 (o) (r)	1,700	1,698
1.87%, 07/27/18 (o) (r)	8,900	8,888

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
1.87%, 07/30/18 (o) (r)	8,400	8,387
1.88%, 08/08/18 (o) (r)	11,400	11,377
1.90%, 08/10/18 (o) (r)	10,400	10,378
1.92%, 08/17/18 (o) (r)	2,900	2,893
1.92%, 08/22/18 (o) (r)	4,000	3,989
1.92%, 08/31/18 (o) (r)	8,800	8,773
1.89%, 09/10/18 (o) (r)	3,200	3,188
		106,245
Total Short Term Investments (cost $178,384)		176,908
Total Investments 111.3% (cost $1,066,564)		1,052,108
Other Derivative Instruments 0.1%		1,164
Other Assets and Liabilities, Net (11.4)%		(107,942)
Total Net Assets 100.0%		945,330

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2018, the value and the percentage of net assets of these liquid securities was $242,813 and 25.7%, respectively.

(c) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(d) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(e) All or portion of the security was on loan.

(f) Non-income producing security.

(g) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date. The aggregate value of these securities represented 0.8% of the Fund’s net assets.

(h) Perpetual security. Next contractual call date presented, if applicable.

(i) Convertible security.

(j) This senior loan will settle after June 30, 2018. The reference rate and spread presented will go into effect upon settlement.

(k) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2018, the total payable for investments purchased on a delayed delivery basis was $116,171.

(l) All or a portion of the security is subject to a written call option.

(m) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2018.

(n) All or a portion of the security is pledged or segregated as collateral.

(o) The coupon rate represents the yield to maturity.

(p) Investment in affiliate.

(q) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

(r) The security is a direct debt of the agency and not collateralized by mortgages.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Summary of Investments by Country^	Total Long Term Investments
Argentina	0.9%
Australia	1.2
Bermuda	0.2
Brazil	0.5
Canada	1.0
Cayman Islands	4.4
China	1.0
Denmark	0.3
France	0.8
Germany	0.9
Greece	0.1
India	0.4
Indonesia	—
Ireland	2.1
Israel	0.1
Italy	0.6
Japan	0.1
Luxembourg	0.7
Netherlands	1.9
Norway	—
Peru	0.2
Puerto Rico	—
Qatar	0.9
Russian Federation	0.8
Saudi Arabia	0.9
Serbia	0.4
Singapore	0.5
South Africa	—
South Korea	0.3
Spain	0.4
Sweden	0.4
Switzerland	0.1
Tanzania	—
Turkey	—
United Arab Emirates	0.5
United Kingdom	5.9
United States of America	71.4
Venezuela	0.1
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Air Canada Pass-Through Trust, Series 2017-B-1, 3.70%, 01/15/26	12/08/17	24	23	—
BCAP LLC Trust, Series 2009-17A3-RR13 REMIC, 5.88%, 04/26/37	02/12/18	6,189	6,106	0.7
Community Health Systems Inc., 8.63%, 01/15/24	05/29/18	398	401	—
Duke Energy Corp., 2.83%, 05/14/21	05/14/18	228	228	—
Energizer Gamma Acquisition BV, 6.38%, 07/15/26	06/22/18	22	22	—
Yara International ASA, 4.75%, 06/01/28	05/25/18	209	210	—
		7,070	6,990	0.7

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Australia Commonwealth Treasury Bond, 10-Year	424	September 2018	AUD	54,110	(48)	551
U.S. Treasury Note, 10-Year	1,651	September 2018		197,319	—	1,111
					(48)	1,662

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate (%)	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M LIBOR (Q)	Receiving	2.50	12/20/24		1,600	1	(9)
3M LIBOR (Q)	Receiving	2.50	12/20/24		11,000	5	(17)
3M LIBOR (Q)	Receiving	2.25	06/20/28		2,000	3	(11)
3M LIBOR (Q)	Receiving	2.25	06/20/28		11,100	10	(117)
3M LIBOR (Q)	Receiving	2.75	12/20/47		13,000	15	1,000
3M LIBOR (Q)	Receiving	2.50	06/20/48		22,600	25	(481)
3M LIBOR (S)	Paying	2.00	06/20/23		88,100	(48)	311
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.35	01/18/28	JPY	220,000	—	(19)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.35	02/08/28	JPY	2,970,000	2	(210)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.30	02/13/28	JPY	400,000	—	(36)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.35	02/16/28	JPY	360,000	—	(27)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.30	03/20/28	JPY	1,890,000	1	(134)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.45	03/20/29	JPY	9,950,000	(93)	(578)
6M EURIBOR (S)	Receiving	1.25	12/19/28	EUR	4,300	(4)	(63)
Mexican Interbank Rate (M)	Receiving	7.98	12/10/27	MXN	900	—	—
Mexican Interbank Rate (M)	Receiving	7.99	12/21/27	MXN	100	—	—
Mexican Interbank Rate (M)	Receiving	8.01	12/21/27	MXN	3,800	—	2
Mexican Interbank Rate (M)	Receiving	7.91	12/30/27	MXN	200	—	—
Mexican Interbank Rate (M)	Receiving	8.03	01/31/28	MXN	400	—	—
Mexican Interbank Rate (M)	Receiving	8.05	01/31/28	MXN	600	—	—
Mexican Interbank Rate (M)	Receiving	7.38	08/14/37	MXN	600	—	1
Mexican Interbank Rate (M)	Receiving	7.36	08/21/37	MXN	100	—	—
Mexican Interbank Rate (M)	Paying	7.88	12/16/22	MXN	600	—	—
Mexican Interbank Rate (M)	Paying	7.87	12/27/22	MXN	1,700	—	—
Mexican Interbank Rate (M)	Paying	7.88	12/27/22	MXN	6,700	—	(3)
Mexican Interbank Rate (M)	Paying	7.75	01/05/23	MXN	300	—	—
Mexican Interbank Rate (M)	Paying	7.61	01/23/23	MXN	1,300	—	—
Mexican Interbank Rate (M)	Paying	7.81	02/06/23	MXN	600	—	—
Mexican Interbank Rate (M)	Paying	7.82	02/06/23	MXN	700	—	—
Mexican Interbank Rate (M)	Paying	7.55	04/18/23	MXN	77,200	(4)	(53)
Mexican Interbank Rate (M)	Paying	7.70	05/02/23	MXN	9,000	—	(1)
Mexican Interbank Rate (M)	Paying	7.67	03/05/25	MXN	279,500	(27)	(139)
Mexican Interbank Rate (M)	Paying	7.71	03/07/25	MXN	50,500	(5)	(25)
Mexican Interbank Rate (M)	Paying	7.72	03/07/25	MXN	50,200	(5)	(24)
Mexican Interbank Rate (M)	Paying	7.60	04/14/25	MXN	85,000	(8)	(71)
Mexican Interbank Rate (M)	Paying	7.61	04/15/25	MXN	20,600	(2)	(17)
Mexican Interbank Rate (M)	Paying	7.15	06/11/27	MXN	6,200	(1)	(12)
Mexican Interbank Rate (M)	Paying	7.37	10/11/27	MXN	9,700	(1)	(21)
						(136)	(754)

Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional[1,7]	Value[6] ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection[4]
CDX.EM.28 (Q)	1.00	12/20/22	(20,283)	(575)	(15)	261
CDX.EM.29 (Q)	1.00	06/20/23	(27,300)	(1,097)	(18)	(544)
CDX.NA.HY.30 (Q)	5.00	06/20/23	(27,750)	1,594	(22)	(79)
CDX.NA.IG.30 (Q)	1.00	06/20/23	(43,100)	638	8	(56)
Deutsche Bank AG, 5.13%, 08/31/17 (Q)	1.00	12/20/18	(2,700)	—	—	(10)
Deutsche Bank AG, 5.13%, 08/31/17 (Q)	1.00	06/20/19	(1,200)	(2)	—	1
				558	(47)	(427)

OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts [1]	Value ($)
Credit Default Swaptions[11]
CDX.NA.HY.30, 06/20/23	CGM	Put	101.00	10/17/18	2,200,000	(13)
CDX.NA.HY.30, 06/20/23	GSC	Put	102.00	09/19/18	2,000,000	(9)
CDX.NA.IG.30, 06/20/23	CGM	Put	0.85	07/18/18	1,700,000	—
CDX.NA.IG.30, 06/20/23	CGM	Put	0.75	07/18/18	17,800,000	(6)
CDX.NA.IG.30, 06/20/23	CGM	Put	0.80	08/15/18	5,700,000	(5)
CDX.NA.IG.30, 09/19/18	CGM	Put	90.00	09/19/18	1,300,000	(2)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts [1]	Value ($)
CDX.NA.IG.30, 06/20/23	DUB	Put	0.95	07/18/18	10,000,000	(1)
CDX.NA.IG.30, 06/20/23	DUB	Put	0.75	07/18/18	17,800,000	(6)
						(42)
Options on Securities
Federal National Mortgage Association, 3.50%, 09/15/2048, TBA	DUB	Call	99.83	09/06/18	10,500,000	(32)
Federal National Mortgage Association, 4.00%, 07/15/2048, TBA	CSI	Call	101.04	07/05/18	6,000,000	(47)
Federal National Mortgage Association, 4.00%, 08/15/2048, TBA	CSI	Call	102.44	08/06/18	6,000,000	(5)
Federal National Mortgage Association, 4.00%, 08/15/2048, TBA	CSI	Put	101.44	08/06/18	6,000,000	(13)
						(97)

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
ARS/USD	DUB	07/03/18	ARS	806	28	(4)
ARS/USD	CSI	07/12/18	ARS	424	15	(1)
ARS/USD	DUB	07/12/18	ARS	4,886	167	(17)
ARS/USD	CIT	10/17/18	ARS	3,990	125	(8)
AUD/USD	GSC	08/15/18	AUD	6,276	4,643	(31)
EUR/USD	CIT	08/15/18	EUR	427	500	4
JPY/USD	GSC	08/15/18	JPY	1,536,300	13,894	(250)
MXN/USD	CIT	08/27/18	MXN	2,868	143	1
MXN/USD	GSC	08/27/18	MXN	324,242	16,168	(494)
MXN/USD	GSC	08/27/18	MXN	57,870	2,885	91
RUB/USD	CIT	07/10/18	RUB	433,384	6,895	94
RUB/USD	GSC	07/10/18	RUB	16,838	268	(2)
RUB/USD	GSC	08/24/18	RUB	182,873	2,895	(7)
SEK/USD	DUB	08/15/18	SEK	36,995	4,141	(194)
TRY/USD	GSC	08/15/18	TRY	52,335	11,182	(565)
USD/ARS	CSI	07/03/18	ARS	(424)	(15)	1
USD/ARS	DUB	07/03/18	ARS	(382)	(13)	2
USD/AUD	CIT	08/15/18	AUD	(4,851)	(3,589)	69
USD/AUD	GSC	08/15/18	AUD	(27,205)	(20,125)	178
USD/CAD	CIT	08/15/18	CAD	(18,332)	(13,954)	253
USD/CHF	GSC	08/15/18	CHF	(5,940)	(6,014)	(17)
USD/EUR	GSC	07/24/18	EUR	(52)	(61)	3
USD/EUR	DUB	08/15/18	EUR	(8,535)	(9,992)	106
USD/EUR	GSC	08/15/18	EUR	(55,859)	(65,393)	1,544
USD/GBP	CIT	08/15/18	GBP	(2,180)	(2,881)	(5)
USD/GBP	CIT	08/15/18	GBP	(399)	(527)	9
USD/GBP	CSI	08/15/18	GBP	(273)	(361)	—
USD/GBP	DUB	08/15/18	GBP	(15,867)	(20,967)	688
USD/GBP	GSC	08/15/18	GBP	(140)	(185)	1
USD/JPY	CIT	08/06/18	JPY	(1,950,000)	(17,624)	243
USD/JPY	CIT	08/15/18	JPY	(3,982,599)	(36,018)	530
USD/MXN	CIT	08/27/18	MXN	(11,756)	(586)	2
USD/NZD	GSC	08/15/18	NZD	(7,180)	(4,860)	132
USD/PEN	GSC	07/19/18	PEN	(2,000)	(611)	(1)
					(139,827)	2,355

OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread [5] (%)	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional [1,7] ($)	Value[6] ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection[4]
CMBX.NA.AAA.10 (M)	GSC	N/A	0.50	11/17/59	(36,500)	(161)	(327)	166
CMBX.NA.AAA.11 (M)	DUB	N/A	0.50	11/18/54	(7,800)	(72)	(74)	2
CMBX.NA.AAA.11 (M)	GSC	N/A	0.50	11/18/54	(14,300)	(133)	(78)	(55)
CMBX.NA.AAA.6 (M)	GSC	N/A	0.50	05/11/63	(11,924)	78	67	11
CMBX.NA.AAA.9 (M)	GSC	N/A	0.50	09/17/58	(24,125)	(9)	48	(57)
Federative Republic of Brazil, 4.25%, 01/07/25 (Q)	CGM	2.52	1.00	12/20/22	(4,800)	(291)	(158)	(133)
Russian Federation, 7.50%, 03/31/30 (Q)	CGM	1.33	1.00	12/20/22	(6,900)	(91)	(20)	(71)
United Mexican States, 4.15%, 03/28/27 (Q)	CGM	1.34	1.00	06/20/23	(4,600)	(69)	(46)	(23)
United Mexican States, 4.15%, 03/28/27 (Q)	CSI	1.22	1.00	12/20/22	(900)	(8)	1	(9)
United Mexican States, 4.15%, 03/28/27 (Q)	DUB	1.22	1.00	12/20/22	(8,000)	(69)	3	(72)
					(119,849)	(825)	(584)	(241)

OTC Total Return Swap Agreements
Reference Entity[2]	Counterparty	Rate Paid/Received by Fund[9]	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
INVESTMENT COMPANIES
iShares iBoxx USD High Yield Corporate Bond ETF (E)	GSC	3M LIBOR +0.00%	09/20/18	1,300	—	(8)
iShares iBoxx USD High Yield Corporate Bond ETF (E)	GSC	3M LIBOR +0.00%	09/20/18	1,100	(1)	13
					(1)	5

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/PIMCO Real Return Fund *
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 8.7%
BCAP LLC Trust
Series 2011-5A1-RR5, REMIC, 5.25%, 05/26/22 (a)	883	903
Series 2011-12A1-RR5, REMIC, 4.95%, 03/26/37 (a) (b)	771	738
Catamaran CLO Ltd.
Series 2013-AR-1A, 3.22%, (3M US LIBOR + 0.85%), 01/27/28 (a) (b)	4,270	4,257
CIFC Funding Ltd.
Series 2015-AR-2A, 3.13%, (3M US LIBOR + 0.78%), 04/15/27 (a) (b)	4,550	4,534
CIT Mortgage Loan Trust
Series 2007-1A-1, REMIC, 3.44%, (1M US LIBOR + 1.35%), 08/25/24 (a) (b)	3,841	3,878
Series 2007-2A3-1, REMIC, 3.54%, (1M US LIBOR + 1.45%), 09/25/24 (a) (b)	177	178
Citigroup Mortgage Loan Trust Inc.
Series 2005-A1-6, REMIC, 3.41%, (12M US Federal Reserve Cumulative Average CMT + 2.10%), 08/25/35 (b)	23	24
Series 2005-2A2B-3, REMIC, 3.84%, 08/25/35 (b)	155	118
Series 2005-A2-6, REMIC, 4.24%, (12M US Federal Reserve Cumulative Average CMT + 2.15%), 08/25/35 (b)	30	31
Series 2007-A3A-AMC2, REMIC, 2.17%, (1M US LIBOR + 0.08%), 01/25/37 (b)	73	53
Series 2007-A3A-AHL3, REMIC, 2.15%, (1M US LIBOR + 0.06%), 05/25/37 (b)	154	116
Series 2007-22AA-10, REMIC, 3.71%, 09/25/37 (b)	789	736
Series 2005-M3-HE4, REMIC, 2.55%, (1M US LIBOR + 0.46%), 10/25/35 (b)	3,422	3,113
Series 2006-A1-AMC1, REMIC, 2.24%, (1M US LIBOR + 0.15%), 09/25/36 (a) (b)	1,977	1,912
Series 2015-1A1-2, REMIC, 2.16%, (1M US LIBOR + 0.20%), 06/25/47 (a) (b)	3,612	3,573
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-2A1-AR3, REMIC, 3.68%, 04/25/34 (b)	74	75
Credit Suisse Mortgage Capital Certificates
Series 2007-1A6A-1, REMIC, 5.86%, 02/25/37 (b)	767	349
CWABS Asset-Backed Certificates Trust
Series 2005-MV3-11, REMIC, 2.62%, (1M US LIBOR + 0.53%), 02/25/36 (b)	4,100	4,084
Flagship VII Ltd.
Series 2013-A1R-7A, 3.48%, (3M US LIBOR + 1.12%), 01/20/26 (a) (b)	3,771	3,771
GS Mortgage Securities Trust
Series 2010-A2-C1, REMIC, 4.59%, 07/10/20 (a)	4,300	4,398
GSR Mortgage Loan Trust
Series 2005-1A1-AR1, REMIC, 3.78%, 01/25/35 (b)	96	97
Jamestown CLO IV Ltd.
Series 2014-A1AR-4A, 3.04%, (3M US LIBOR + 0.69%), 07/15/26 (a) (b)	3,194	3,184
Jamestown CLO V Ltd.
Series 2014-AR-5A, 3.57%, (3M US LIBOR + 1.22%), 01/17/27 (a) (b)	5,285	5,286
NCUA Guaranteed Notes Trust
Series 2010-1A-R1, REMIC, 2.47%, (1M US LIBOR + 0.45%), 10/07/20 (b)	888	890
Series 2010-2A-R3, REMIC, 2.58%, (1M US LIBOR + 0.56%), 12/08/20 (b)	2,066	2,075
OAKC Mortgage Trust
Series 2013-A1R-9A, 3.37%, (3M US LIBOR + 1.01%), 10/20/25 (a) (b)	4,363	4,363
Palmer Square CLO Ltd.
Series 2013-A1AR-2A, 3.57%, (3M US LIBOR + 1.22%), 10/17/27 (a) (b)	3,800	3,804
Sofi Professional Loan Program LLC
Series 2017-A1FX-F, 2.05%, 10/25/26 (a)	3,404	3,374
	Shares/Par[1]	Value ($)
Sound Point CLO IX Ltd.
Series 2015-AR-2A, 3.24%, (3M US LIBOR + 0.88%), 07/20/27 (a) (b)	900	898
Sound Point CLO V Ltd.
Series 2015-AR-8R, 3.21%, (3M US LIBOR + 0.86%), 04/15/27 (a) (b)	3,300	3,295
Venture XX CLO Ltd.
Series 2015-AR-20A, 3.17%, (3M US LIBOR + 0.82%), 04/15/27 (a) (b)	5,620	5,610
Venture XXI CLO Ltd.
Series 2015-AR-21A, 3.23%, (3M US LIBOR + 0.88%), 07/15/27 (a) (b)	2,200	2,193
Vibrant CLO Ltd.
Series 2013-A1BR-2A, 3.26%, (3M US LIBOR + 0.90%), 07/24/24 (a) (b)	3,776	3,776
Vornado DP LLC Trust
Series 2010-A2FX-VNO, 4.00%, 09/13/20 (a)	4,600	4,684
Voya CLO Ltd.
Series 2014-A1R-3A, 3.08%, 07/25/26 (a)	4,400	4,395
Z Capital Credit Partners CLO Ltd.
Series 2015-A1R-1A, 3.30%, (3M US LIBOR + 0.95%), 07/16/27 (a) (b)	3,570	3,565
Other Securities		80,344
Total Non-U.S. Government Agency Asset-Backed Securities (cost $166,530)		168,674
CORPORATE BONDS AND NOTES 7.1%
Consumer Discretionary 0.3%
McDonald's Corp.
2.76%, (3M US LIBOR + 0.43%), 10/28/21 (b)	5,500	5,524
Other Securities		338
		5,862
Consumer Staples 0.2%
BAT Capital Corp.
2.95%, (3M US LIBOR + 0.59%), 08/14/20 (a) (b)	3,100	3,108
Energy 0.6%
Enbridge Inc.
2.74%, (3M US LIBOR + 0.40%), 01/10/20 (b)	3,700	3,698
3.04%, (3M US LIBOR + 0.70%), 06/15/20 (b)	5,100	5,118
Petrobras International Finance Co.
8.38%, 12/10/18	700	713
Spectra Energy Partners LP
3.02%, (3M US LIBOR + 0.70%), 06/05/20 (b)	300	301
Other Securities		1,226
		11,056
Financials 3.9%
Barclays Plc
8.00%, (callable at 100 beginning 12/15/20), EUR (c) (d)	214	277
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 09/15/22	3,900	3,877
Deutsche Bank AG
4.25%, 10/14/21	7,000	6,894
Goldman Sachs Group Inc.
3.54%, (3M US LIBOR + 1.20%), 09/15/20 (b)	5,800	5,890
2.88%, 10/31/22	3,200	3,123
John Deere Capital Corp.
2.62%, (3M US LIBOR + 0.29%), 06/22/20 (b)	7,000	7,024
Macquarie Bank Ltd.
2.66%, (3M US LIBOR + 0.35%), 04/04/19 (a) (b)	2,900	2,901
Petrobras Global Finance BV
6.13%, 01/17/22 (e)	1,561	1,586
4.38% - 8.75%, 05/20/23 - 01/27/28	806	790
6.00%, 01/27/28 (a)	4,639	4,204
6.63%, 01/16/34, GBP	200	256
Royal Bank of Scotland Group Plc
7.50%, (callable at 100 beginning 08/10/20) (c) (d)	200	204
4.70%, 07/03/18	100	100
3.89%, (3M US LIBOR + 1.55%), 06/25/24 (b)	2,000	1,995
4.52%, 06/25/24 (b) (d)	1,300	1,299
State Bank of India
3.27%, (3M US LIBOR + 0.95%), 04/06/20 (b)	4,300	4,300
Toronto-Dominion Bank
2.25%, 03/15/21 (a)	3,000	2,934

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
UBS AG
2.64%, (3M US LIBOR + 0.32%), 12/07/18 (a) (b)	5,400	5,405
2.90%, (3M US LIBOR + 0.58%), 06/08/20 (a) (b)	5,400	5,416
Other Securities		16,672
		75,147
Industrials 0.3%
Textron Inc.
2.90%, (3M US LIBOR + 0.55%), 11/10/20 (b)	3,610	3,610
Other Securities		2,491
		6,101
Information Technology 0.1%
Other Securities		2,551
Real Estate 0.2%
Unibail-Rodamco SE
3.12%, (3M US LIBOR + 0.77%), 04/16/19 (b)	3,500	3,515
Other Securities		323
		3,838
Telecommunication Services 0.5%
AT&T Inc.
5.00%, 03/01/21	100	104
2.97%, (3M US LIBOR + 0.75%), 06/01/21 (b)	2,900	2,910
3.30%, (3M US LIBOR + 0.95%), 07/15/21 (b) (e)	4,700	4,742
5.15% - 5.30%, 02/15/50 - 08/15/58 (a)	2,200	2,051
Other Securities		491
		10,298
Utilities 1.0%
Dominion Energy Gas Holdings LLC
2.93%, (3M US LIBOR + 0.60%), 06/15/21 (b)	2,700	2,700
Dominion Energy Inc.
2.93%, (3M US LIBOR + 0.60%), 05/15/20 (b) (f) (g)	4,500	4,505
Duke Energy Corp.
2.83%, (3M US LIBOR + 0.50%), 05/14/21 (b) (f) (g)	5,600	5,592
NextEra Energy Capital Holdings Inc.
2.64%, (3M US LIBOR + 0.32%), 09/03/19 (b)	3,340	3,346
Other Securities		3,306
		19,449
Total Corporate Bonds And Notes (cost $138,625)		137,410
SENIOR LOAN INTERESTS 0.0%
Energy 0.0%
Other Securities		199
Total Senior Loan Interests (cost $200)		199
GOVERNMENT AND AGENCY OBLIGATIONS 127.6%
Collateralized Mortgage Obligations 0.4%
Federal Home Loan Mortgage Corp.
Series FK-3172, REMIC, 2.52%, (1M US LIBOR + 0.45%), 08/15/33 (b)	227	227
Series T-1A1-62, REMIC, 2.66%, (12M US Federal Reserve Cumulative Average CMT + 1.20%), 10/25/44 (b)	273	272
Series T-1A1-63, REMIC, 2.58%, (12M US Federal Reserve Cumulative Average CMT + 1.20%), 02/25/45 (b)	206	204
Series WF-4779, REMIC, 2.26%, (1M US LIBOR + 0.35%), 07/15/44 (b)	3,765	3,763
Federal National Mortgage Association
Series 2007-A1-73, REMIC, 2.09%, (1M US LIBOR + 0.06%), 07/25/37 (b)	97	94
Government National Mortgage Association
Series 2017-FB-H10, 3.25%, (1M US LIBOR + 0.75%), 04/20/67 (b)	2,610	2,691
		7,251
Mortgage-Backed Securities 17.1%
Federal Home Loan Mortgage Corp.
3.52%, (6M US LIBOR +/- MBS Spread), 07/01/36 (b)	152	158
3.25% - 3.43%, (12M US LIBOR +/- MBS Spread), 09/01/36 - 10/01/36 (b)	209	215
2.52%, (1M US LIBOR +/- MBS Spread), 09/15/42 (b)	5,329	5,369
	Shares/Par[1]	Value ($)
Federal National Mortgage Association
3.06% - 4.64%, (12M US LIBOR +/- MBS Spread), 11/01/35 - 06/01/36 (b)	73	75
TBA, 4.00%, 09/15/47 (h)	55,000	55,912
TBA, 3.50%, 07/15/48 (h)	38,150	37,961
TBA, 3.50%, 08/15/48 (h)	138,640	137,791
TBA, 4.00%, 08/15/48 (h)	93,000	94,674
		332,155
Municipal 0.0%
Other Securities		284
Sovereign 1.3%
Argentina Bonar Bond
37.05%, (Argentina Deposit Rates Badlar + 3.25%), 03/01/20, ARS (b)	200	7
33.81%, (Argentina Deposit Rates Badlar + 2.00%), 04/03/22, ARS (b)	14,200	447
Argentina POM Politica Monetaria
40.00%, (Argentina Central Bank 7 Day Repurchase Rate), 06/21/20, ARS (b)	79,600	2,855
Argentina Republic Government International Bond
33.80%, (Argentina Deposit Rates Badlar), 10/04/22, ARS (b)	500	27
6.88%, 01/26/27	5,000	4,487
5.88%, 01/11/28	2,300	1,874
Peru Government International Bond
6.15%, 08/12/32, PEN (a)	16,600	5,185
United Kingdom Gilt Treasury Note
4.25%, 12/07/27, GBP	1,500	2,499
Other Securities		8,899
		26,280
Treasury Inflation Indexed Securities 106.1%
Australia Government Inflation Indexed Bond
1.25%, 02/21/22, AUD (i)	5,290	4,553
3.00%, 09/20/25, AUD (i)	8,920	9,356
Canada Government Real Return Inflation Indexed Bond
4.25%, 12/01/26, CAD (j)	5,771	5,787
France Government Inflation Indexed Bond
0.25%, 07/25/24, EUR (j)	3,126	4,033
0.10%, 03/01/25, EUR (j)	6,626	8,428
1.85%, 07/25/27, EUR (j)	5,732	8,528
Italy Buoni Poliennali Del Tesoro Inflation Indexed Note
1.65%, 04/23/20, EUR (j)	1,008	1,210
2.35%, 09/15/24, EUR (a) (j)	4,788	6,048
New Zealand Government Inflation Indexed Bond
2.00%, 09/20/25, NZD (i)	14,100	10,662
3.00%, 09/20/30, NZD (i)	2,500	2,062
U.S. Treasury Inflation Indexed Bond
3.38%, 04/15/32 (j)	11,212	14,964
1.00%, 02/15/48 (j)	19,554	20,202
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/19 (j) (k)	20,847	20,720
1.88%, 07/15/19 (j) (k)	22,764	23,131
1.38%, 01/15/20 (j) (k)	89,338	90,343
0.13%, 04/15/20 (j)	28,287	27,986
1.25%, 07/15/20 (h) (j)	39,246	39,877
0.13%, 04/15/21 (h) (j)	246,609	242,794
0.63%, 07/15/21 (j) (k)	4,113	4,128
0.13%, 01/15/22 (j)	22,250	21,864
0.13%, 04/15/22 (j) (k)	11,603	11,366
0.63%, 04/15/23 (j)	9,935	9,920
0.38%, 07/15/23 (h) (j)	109,029	108,041
0.63%, 01/15/24 (j)	41,133	41,075
0.13%, 07/15/24 (j)	38,179	37,105
0.25%, 01/15/25 (j)	42,749	41,574
2.38%, 01/15/25 (h) (j)	253,435	280,996
0.38%, 07/15/25 (j)	19,745	19,394
0.63%, 01/15/26 (h) (j)	170,756	169,795
2.00%, 01/15/26 (j)	114,504	125,454
0.13%, 07/15/26 (j)	37,085	35,526
0.38% - 2.38%, 01/15/27 (j)	5,741	6,093
0.50%, 01/15/28 (j)	47,827	46,788
1.75%, 01/15/28 (j)	18,400	20,104
3.63%, 04/15/28 (h) (j)	81,449	103,440

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
2.50%, 01/15/29 (h) (j)	54,342	63,852
3.88%, 04/15/29 (j)	17,800	23,467
2.13%, 02/15/40 (j)	43,817	55,046
2.13%, 02/15/41 (j)	6,521	8,256
0.75%, 02/15/42 (j)	13,827	13,498
0.63%, 02/15/43 (j) (k)	2,964	2,805
1.38%, 02/15/44 (j)	72,296	80,700
0.75%, 02/15/45 (j)	24,774	24,026
1.00%, 02/15/46 (j)	45,955	47,326
0.88%, 02/15/47 (j)	47,207	47,207
United Kingdom Inflation Indexed Bond
1.88%, 11/22/22, GBP (j)	1,836	2,863
0.13%, 03/22/26, GBP (j)	36,256	55,334
0.13% - 0.38%, 03/22/46 - 11/22/65, GBP (j)	4,254	10,006
Other Securities		600
		2,058,333
U.S. Government Agency Obligations 0.0%
Small Business Administration Participation Certificates
5.29%, 12/01/27	291	299
U.S. Treasury Securities 2.7%
U.S. Treasury Note
1.88%, 04/30/22 (k)	300	291
1.88%, 07/31/22 (h) (k)	41,200	39,880
2.13%, 12/31/22 (h)	12,340	12,028
		52,199
Total Government And Agency Obligations (cost $2,487,017)		2,476,801
PREFERRED STOCKS 0.0%
Financials 0.0%
Other Securities		630
Total Preferred Stocks (cost $500)		630
SHORT TERM INVESTMENTS 7.4%
Certificates of Deposit 1.0%
Bank of Montreal
1.52%, 07/03/18, CAD	1,400	1,065
Bank of Nova Scotia
1.52%, 07/03/18, CAD	10,700	8,137
Barclays Bank Plc
1.94%, 09/04/18	6,000	5,996
Royal Bank of Canada
1.52%, 07/03/18, CAD	4,600	3,498
Toronto-Dominion Bank
1.51%, 07/04/18, CAD	1,100	836
		19,532
Securities Lending Collateral 0.2%
Securities Lending Cash Collateral Fund LLC, 1.99% (l) (m)	2,829	2,829
Treasury Securities 6.0%
Argentina Treasury Bill
2.78% - 21.55%, 07/13/18 - 11/16/18, ARS (n)	18,755	5,716
Brazil Letras do Tesouro Nacional
5.90%, 10/01/18, BRL (n)	27,900	7,089
6.02%, 01/01/19, BRL (n)	235,572	58,860
	Shares/Par[1]	Value ($)
Hellenic Republic Treasury Bill
0.80% - 1.08%, 07/13/18 - 10/05/18, EUR (n)	3,310	3,857
1.20%, 08/31/18, EUR (n)	7,360	8,574
Japan Treasury Bill
-0.16%, 07/30/18, JPY (n)	3,680,000	33,186
		117,282
U.S. Government Agency Obligations 0.2%
Federal Home Loan Bank
1.55%, 07/02/18 (n) (o)	3,200	3,200
Total Short Term Investments (cost $149,113)		142,843
Total Investments 150.8% (cost $2,941,985)		2,926,557
Total Forward Sales Commitments (2.2)% (proceeds $42,545)		(42,676)
Total Purchased Options 0.0% (cost $157)		189
Other Derivative Instruments 0.5%		8,905
Other Assets and Liabilities, Net (49.1)%		(952,687)
Total Net Assets 100.0%		1,940,288

(a) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2018, the value and the percentage of net assets of these liquid securities was $169,792 and 8.8%, respectively.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) Perpetual security. Next contractual call date presented, if applicable.

(d) Convertible security.

(e) All or portion of the security was on loan.

(f) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(g) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(h) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2018, the total payable for investments purchased on a delayed delivery basis was $1,320,067.

(i) Treasury inflation indexed note, par amount is not adjusted for inflation.

(j) Treasury inflation indexed note, par amount is adjusted for inflation.

(k) All or a portion of the security is pledged or segregated as collateral.

(l) Investment in affiliate.

(m) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

(n) The coupon rate represents the yield to maturity.

(o) The security is a direct debt of the agency and not collateralized by mortgages.

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (2.2%)
GOVERNMENT AND AGENCY OBLIGATIONS (2.2%)
Mortgage-Backed Securities (2.2%)
Federal National Mortgage Association
TBA, 3.00%, 08/15/46 (a)	(44,100)	(42,676)
Total Government And Agency Obligations (proceeds $42,545)		(42,676)
Total Forward Sales Commitments (2.2%) (proceeds $42,545)		(42,676)

(a) All or a portion of the security was sold on a delayed delivery basis. As of June 30, 2018, the total proceeds for investments sold on a delayed delivery basis was $42,545.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Dominion Energy Inc., 2.93%, 05/15/20	05/14/18	4,500	4,505	0.2
Duke Energy Corp., 2.83%, 05/14/21	05/14/18	5,600	5,592	0.3
		10,100	10,097	0.5

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
90-Day Eurodollar	12	September 2018		2,934	—	(8)
90-Day Eurodollar	12	December 2018		2,931	—	(10)
90-Day Eurodollar	12	March 2019		2,929	—	(12)
90-Day Eurodollar	12	June 2019		2,927	—	(13)
90-Day Eurodollar	12	September 2019		2,926	—	(13)
90-Day Eurodollar	12	December 2019		2,924	—	(13)
Australia Commonwealth Treasury Bond, 10-Year	(44)	September 2018	AUD	(5,615)	5	(57)
Australia Commonwealth Treasury Bond, 3-Year	(72)	September 2018	AUD	(7,989)	—	(21)
Euro-BTP	(29)	September 2018	EUR	(3,713)	(38)	29
Euro-Bund	110	September 2018	EUR	17,792	12	100
Euro-OAT	(297)	September 2018	EUR	(45,496)	(146)	(460)
Japanese Government Bond, 10-Year	(23)	September 2018	JPY	(3,464,732)	4	(42)
Short Term Euro-BTP	(1)	September 2018	EUR	(109)	(1)	(2)
U.K. Long Gilt	(683)	September 2018	GBP	(83,312)	166	(964)
U.S. Treasury Long Bond	(804)	September 2018		(113,515)	(25)	(3,065)
U.S. Treasury Note, 10-Year	261	September 2018		31,316	—	54
U.S. Treasury Note, 2-Year	25	September 2018		5,290	(1)	6
U.S. Treasury Note, 5-Year	276	September 2018		31,307	(6)	51
Ultra 10-Year U.S. Treasury Note	(436)	September 2018		(56,093)	—	183
Ultra Long Term U.S. Treasury Bond	(7)	September 2018		(1,075)	—	(42)
					(30)	(4,299)

Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate (%)	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M LIBOR (Q)	Receiving	2.00	12/20/19		400	—	7
3M LIBOR (Q)	Receiving	1.75	06/20/20		7,600	1	3
3M LIBOR (Q)	Receiving	2.00	07/27/26		9,000	5	117
3M LIBOR (Q)	Receiving	2.40	12/07/26		74,300	36	1,179
3M LIBOR (Q)	Receiving	1.75	12/21/26		43,890	14	5,162
3M LIBOR (Q)	Receiving	3.10	04/17/28		2,230	1	9
3M LIBOR (Q)	Receiving	2.25	06/20/28		11,200	9	48
3M LIBOR (Q)	Receiving	2.15	06/19/48		4,850	5	833
3M LIBOR (Q)	Receiving	2.50	06/20/48		22,780	24	(443)
3M LIBOR (S)	Paying	2.25	12/20/22		25,900	(13)	(734)
3M LIBOR (S)	Paying	2.00	06/20/23		59,300	(32)	(183)
3M LIBOR (S)	Paying	2.68	10/25/23		18,600	(11)	(221)
3M LIBOR (S)	Paying	2.67	11/19/23		8,000	(5)	(100)
3M LIBOR (S)	Paying	2.68	12/12/23		8,000	(5)	(98)
3M LIBOR (S)	Paying	2.50	12/19/23		14,300	(9)	(181)
3M LIBOR (S)	Paying	2.25	06/20/28		6,060	(5)	39
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.30	09/20/27	JPY	2,500,000	(17)	(70)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.30	03/20/28	JPY	300,000	—	(2)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.45	03/20/29	JPY	2,640,000	3	(125)
6M British Bankers' Association Yen LIBOR (S)	Receiving	1.50	12/21/45	JPY	50,000	1	(5)
6M GBP LIBOR (S)	Receiving	1.50	09/19/28	GBP	10,880	18	(206)
6M GBP LIBOR (S)	Receiving	1.75	09/19/48	GBP	4,100	13	78
6M GBP LIBOR (S)	Receiving	1.50	03/21/68	GBP	1,470	8	131
Brazil Interbank Deposit Rate (A)	Paying	11.97	01/04/27	BRL	22,300	17	66
Federal Funds Effective Rate (A)	Receiving	2.00	12/15/47		7,600	39	747
Federal Funds Effective Rate (A)	Receiving	2.43	12/20/47		1,300	7	12
Federal Funds Effective Rate (A)	Receiving	2.50	12/20/47		4,450	24	(27)
France CPI Excluding Tobacco (A)	Receiving	1.00	04/15/20	EUR	890	—	4
France CPI Excluding Tobacco (A)	Receiving	1.35	06/15/21	EUR	3,700	1	1
France CPI Excluding Tobacco (A)	Paying	1.35	01/15/23	EUR	5,830	(1)	(33)
France CPI Excluding Tobacco (A)	Paying	1.58	01/15/28	EUR	2,390	1	(9)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate (%)	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
France CPI Excluding Tobacco (A)	Paying	1.61	02/15/28	EUR	1,470	1	1
France CPI Excluding Tobacco (A)	Paying	1.59	02/15/28	EUR	10,090	4	(15)
France CPI Excluding Tobacco (A)	Paying	1.91	01/15/38	EUR	1,830	(1)	18
Harmonised Index of Consumer Prices (A)	Receiving	1.71	03/15/33	EUR	1,600	—	6
Harmonised Index of Consumer Prices (A)	Paying	1.51	06/26/21	EUR	2,000	(1)	(2)
Harmonised Index of Consumer Prices (A)	Paying	1.54	06/15/23	EUR	34,900	(12)	15
Harmonised Index of Consumer Prices (A)	Paying	1.54	03/15/28	EUR	2,700	(1)	(20)
Harmonised Index of Consumer Prices (A)	Paying	1.62	05/15/28	EUR	4,660	1	4
Harmonised Index of Consumer Prices (A)	Paying	1.95	03/15/48	EUR	1,600	(1)	(24)
U.K. Retail Price Index (A)	Receiving	3.59	10/15/46	GBP	1,850	20	(65)
U.K. Retail Price Index (A)	Receiving	3.43	03/15/47	GBP	7,110	76	(537)
U.K. Retail Price Index (A)	Paying	3.19	04/15/30	GBP	2,700	(7)	151
U.K. Retail Price Index (A)	Paying	3.35	05/15/30	GBP	9,400	(35)	216
U.K. Retail Price Index (A)	Paying	3.40	06/15/30	GBP	14,100	(59)	402
U.K. Retail Price Index (A)	Paying	3.33	08/15/30	GBP	9,200	(54)	247
U.K. Retail Price Index (A)	Paying	3.30	12/15/30	GBP	3,600	(19)	199
U.K. Retail Price Index (A)	Paying	3.14	04/15/31	GBP	6,600	(17)	381
U.K. Retail Price Index (A)	Paying	3.10	06/15/31	GBP	7,200	(28)	343
U.K. Retail Price Index (A)	Paying	3.53	10/15/31	GBP	7,950	(37)	178
U.K. Retail Price Index (A)	Paying	3.47	09/15/32	GBP	8,300	(49)	215
US CPURNSA (A)	Receiving	2.07	03/23/19		5,380	1	8
US CPURNSA (A)	Receiving	1.98	04/10/19		10,760	3	13
US CPURNSA (A)	Receiving	1.93	05/08/19		5,760	3	9
US CPURNSA (A)	Receiving	2.17	07/15/20		10,300	—	51
US CPURNSA (A)	Receiving	2.03	11/23/20		6,700	(2)	67
US CPURNSA (A)	Receiving	2.02	11/25/20		6,300	(2)	64
US CPURNSA (A)	Receiving	1.55	07/26/21		4,500	(1)	9
US CPURNSA (A)	Receiving	1.60	09/12/21		3,550	(1)	8
US CPURNSA (A)	Receiving	2.07	07/15/22		3,500	—	48
US CPURNSA (A)	Receiving	2.50	07/15/22		20,800	—	245
US CPURNSA (A)	Receiving	2.21	02/05/23		19,770	(8)	114
US CPURNSA (A)	Receiving	2.22	04/13/23		1,490	—	5
US CPURNSA (A)	Receiving	2.26	04/27/23		11,370	3	14
US CPURNSA (A)	Receiving	2.26	05/09/23		3,040	1	5
US CPURNSA (A)	Receiving	2.28	05/10/23		4,650	1	4
US CPURNSA (A)	Paying	2.14	04/25/20		930	—	—
US CPURNSA (A)	Paying	1.73	07/26/26		4,500	(1)	(25)
US CPURNSA (A)	Paying	1.80	09/12/26		3,550	(1)	(18)
US CPURNSA (A)	Paying	1.78	09/15/26		3,100	—	(16)
US CPURNSA (A)	Paying	2.18	09/20/27		3,570	1	(78)
US CPURNSA (A)	Paying	2.15	09/25/27		3,500	—	(88)
US CPURNSA (A)	Paying	2.16	10/17/27		7,900	1	(192)
US CPURNSA (A)	Paying	2.34	02/05/28		10,040	4	(52)
US CPURNSA (A)	Paying	2.35	05/09/28		3,040	(1)	—
US CPURNSA (A)	Paying	2.36	05/09/28		4,570	(1)	4
US CPURNSA (A)	Paying	2.36	05/10/28		4,650	(1)	6
US CPURNSA (A)	Paying	2.37	06/06/28		8,700	(1)	3
						(92)	7,920

Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional[1,7]	Value[6] ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection[3]
CDX.NA.HY.30 (Q)	5.00	06/20/23	22,190	(1,275)	18	141
iTraxx Europe Series 26 (Q)	1.00	12/20/21	10,800	(234)	(11)	(45)
iTraxx Europe Series 28 (Q)	1.00	12/20/22	7,200	(134)	(9)	71
				(1,643)	(2)	167
Credit default swap agreements - sell protection[4]
Daimler AG, 0.63%, 03/05/20 (Q)	1.00	12/20/20	(660)	10	—	—
				10	—	—

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Exchange Traded Futures Options
Reference Entity	Purchased (Written) Contracts[1]	Exercise Price		Expiration	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Interest Options
Euro-Bund	(78)	EUR	157.00	08/24/18	—	44
Euro-Bund	(156)	EUR	162.00	08/24/18	—	(155)
					—	(111)

Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Exchange Traded Future Options
5-Year U.S. Treasury Note Future	Put	106.25	08/24/18	276	—
U.S. Treasury Long Bond Future	Call	172.00	08/24/18	719	—
U.S. Treasury Long Bond Future	Call	169.00	08/24/18	230	—
					—

OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Interest Rate Swaptions[11]
3M LIBOR, 07/18/28	MSC	Put	2.77	07/16/18	12,700,000	189
						189

Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Exchange Traded Future Options
U.S. Treasury Long Bond Future	Call	146.00	07/27/18	50	(30)
U.S. Treasury Long Bond Future	Call	146.50	07/27/18	48	(22)
U.S. Treasury Long Bond Future	Call	145.00	07/27/18	47	(47)
U.S. Treasury Long Bond Future	Put	143.00	07/27/18	47	(15)
U.S. Treasury Long Bond Future	Put	142.00	07/27/18	16	(2)
U.S. Treasury Long Bond Future	Put	141.00	07/27/18	12	(1)
					(117)

OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Notional/ Contracts [1]		Value ($)
Credit Default Swaptions[11]
CDX.NA.IG.30, 06/20/23	BNP	Put		0.75	07/18/18		5,100,000	(2)
CDX.NA.IG.30, 09/19/18	BNP	Put		90.00	09/19/18		10,200,000	(11)
CDX.NA.IG.30, 06/20/23	CGM	Put		0.85	07/18/18		1,700,000	—
CDX.NA.IG.30, 09/19/18	CGM	Put		90.00	09/19/18		4,400,000	(5)
CDX.NA.IG.30, 06/20/23	DUB	Put		0.95	07/18/18		5,600,000	(1)
iTraxx Europe Series 29, 06/20/23	BNP	Put		0.90	08/15/18	EUR	6,900,000	(10)
iTraxx Europe Series 29, 06/20/23	CIT	Put		0.90	09/19/18	EUR	13,900,000	(35)
								(64)
Foreign Currency Options
Mexican Peso versus USD	CIT	Call	MXN	21.10	08/22/18		6,974,000	(55)
								(55)
Inflation - Capped/Floor Options
Cap - CPURNSA Index	JPM	Call		4.00	04/22/24		19,400,000	(4)
Cap - CPURNSA Index	JPM	Call		4.00	05/16/24		1,700,000	—
Floor - CPURNSA Index	CIT	Call		0.00	09/29/20		3,100,000	—
Floor - CPURNSA Index	JPM	Call		0.00	03/24/20		21,100,000	(10)
Floor - CPURNSA Index	JPM	Call		0.00	10/02/20		8,600,000	(8)
								(22)
Interest Rate Swaptions[11]
3M LIBOR, 12/06/28	CGM	Put		3.25	12/04/18		18,600,000	(59)
								(59)
Spread Options
Spread between 10-year and 2-year ICE Swap Rates	MSC	Call		0.00	01/02/20		156,100,000	(233)
								(233)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
ARS/USD	BNP	07/03/18	ARS	42,336	1,464	(45)
ARS/USD	DUB	07/03/18	ARS	37,738	1,305	(48)
ARS/USD	BNP	07/12/18	ARS	80,074	2,741	(151)
ARS/USD	BNP	07/12/18	ARS	2,252	77	—
ARS/USD	MSC	08/22/18	ARS	4,259	140	(66)
AUD/USD	BOA	07/03/18	AUD	27,989	20,702	41
BRL/USD	BNP	07/03/18	BRL	79,377	20,497	(1,233)
BRL/USD	CIT	07/03/18	BRL	21,686	5,600	(191)
BRL/USD	JPM	07/03/18	BRL	91,528	23,635	(1,366)
BRL/USD	SCB	07/03/18	BRL	37,409	9,660	(537)
CAD/USD	UBS	07/03/18	CAD	12,416	9,443	98
COP/USD	JPM	07/17/18	COP	13,691,019	4,668	(113)
COP/USD	CIT	09/18/18	COP	13,691,019	4,654	19
EUR/USD	BNP	07/03/18	EUR	43,628	50,907	146
EUR/USD	BOA	07/03/18	EUR	2,295	2,678	(8)
GBP/USD	JPM	07/03/18	GBP	1,213	1,600	(33)
GBP/USD	UBS	07/03/18	GBP	58,243	76,811	(201)
IDR/USD	UBS	09/19/18	IDR	41,443,830	2,861	(49)
INR/USD	BNP	09/19/18	INR	369,833	5,347	(59)
JPY/USD	BNP	07/03/18	JPY	1,189,793	10,728	(227)
JPY/USD	MSC	08/02/18	JPY	1,189,793	10,750	(54)
MXN/USD	CIT	08/27/18	MXN	17,123	854	(38)
NZD/USD	SCB	07/03/18	NZD	18,454	12,490	(97)
PEN/USD	BNP	07/19/18	PEN	18,421	5,623	(6)
RUB/USD	BOA	07/10/18	RUB	117,395	1,868	13
RUB/USD	JPM	07/10/18	RUB	286,977	4,565	80
RUB/USD	SCB	08/24/18	RUB	122,568	1,940	(16)
USD/ARS	BNP	07/03/18	ARS	(80,074)	(2,768)	149
USD/ARS	BNP	08/27/18	ARS	(117,658)	(3,841)	529
USD/ARS	MSC	09/04/18	ARS	(8,056)	(261)	104
USD/AUD	ANZ	07/03/18	AUD	(27,989)	(20,702)	363
USD/AUD	BOA	08/02/18	AUD	(27,989)	(20,705)	(41)
USD/BRL	BNP	07/03/18	BRL	(71,800)	(18,541)	1,944
USD/BRL	BOA	07/03/18	BRL	(4,400)	(1,136)	161
USD/BRL	CIT	07/03/18	BRL	(21,000)	(5,423)	825
USD/BRL	DUB	07/03/18	BRL	(69,200)	(17,869)	1,969
USD/BRL	JPM	07/03/18	BRL	(55,900)	(14,435)	2,081
USD/BRL	MSC	07/03/18	BRL	(7,700)	(1,988)	271
USD/BRL	SCB	10/02/18	BRL	(27,900)	(7,137)	936
USD/BRL	BNP	01/03/19	BRL	(80,739)	(20,492)	1,287
USD/BRL	CIT	01/03/19	BRL	(22,397)	(5,685)	206
USD/BRL	JPM	01/03/19	BRL	(94,347)	(23,946)	1,461
USD/BRL	SCB	01/03/19	BRL	(38,089)	(9,667)	564
USD/CAD	BOA	07/03/18	CAD	(6,000)	(4,563)	71
USD/CAD	CIT	07/03/18	CAD	(12,416)	(9,443)	94
USD/CAD	MSC	07/03/18	CAD	(10,700)	(8,138)	105
USD/CAD	SCB	07/05/18	CAD	(1,100)	(837)	14
USD/CAD	UBS	08/02/18	CAD	(12,416)	(9,449)	(98)
USD/CAD	BOA	08/15/18	CAD	(5,010)	(3,813)	66
USD/CHF	BNP	08/15/18	CHF	(124)	(126)	—
USD/CNY	BOA	09/19/18	CNY	(62,355)	(9,395)	325
USD/COP	CIT	07/17/18	COP	(13,691,019)	(4,668)	(20)
USD/EUR	CIT	07/03/18	EUR	(5,709)	(6,662)	58
USD/EUR	JPM	07/03/18	EUR	(494)	(576)	(3)
USD/EUR	SCB	07/03/18	EUR	(39,720)	(46,347)	(334)
USD/EUR	CSI	07/13/18	EUR	(250)	(292)	18
USD/EUR	JPM	07/13/18	EUR	(1,390)	(1,623)	110
USD/EUR	BNP	08/02/18	EUR	(43,628)	(51,022)	(147)
USD/EUR	JPM	08/31/18	EUR	(2,300)	(2,696)	163
USD/EUR	UBS	08/31/18	EUR	(5,060)	(5,931)	329
USD/EUR	DUB	10/05/18	EUR	(1,670)	(1,963)	119
USD/GBP	CIT	07/03/18	GBP	(57,731)	(76,136)	351
USD/GBP	JPM	07/03/18	GBP	(1,725)	(2,275)	26
USD/GBP	UBS	08/02/18	GBP	(58,243)	(76,919)	202
USD/INR	MSC	09/19/18	INR	(366,388)	(5,297)	23
USD/JPY	MSC	07/03/18	JPY	(1,189,793)	(10,728)	54
USD/JPY	JPM	07/30/18	JPY	(2,520,000)	(22,764)	423
USD/JPY	MSC	07/30/18	JPY	(1,160,000)	(10,479)	196
USD/KRW	BOA	09/19/18	KRW	(4,297,156)	(3,866)	13
USD/KRW	SCB	09/19/18	KRW	(4,516,456)	(4,063)	138
USD/NZD	JPM	07/03/18	NZD	(18,454)	(12,490)	270
USD/NZD	SCB	08/02/18	NZD	(18,454)	(12,490)	97
USD/PEN	BNP	07/19/18	PEN	(18,421)	(5,623)	4
USD/PEN	BNP	09/18/18	PEN	(18,421)	(5,611)	5
USD/RUB	CIT	07/10/18	RUB	(404,372)	(6,433)	(39)
USD/RUB	BOA	09/13/18	RUB	(117,395)	(1,855)	(13)
USD/SGD	BOA	09/19/18	SGD	(5,260)	(3,867)	12
USD/TWD	BOA	09/19/18	TWD	(117,282)	(3,869)	10
ZAR/USD	BNP	08/08/18	ZAR	1,279	93	(8)
					(313,204)	11,302

OTC Interest Rate Swap Agreements
Floating Rate Index[2]	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate (%)	Expiration	Notional [1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
US CPURNSA (A)	Receiving	DUB	2.50	07/15/22	5,700	129	(569)
US CPURNSA (A)	Receiving	DUB	2.56	05/08/23	11,800	—	(902)
US CPURNSA (A)	Paying	MSC	2.06	05/12/25	11,000	—	(172)
US CPURNSA (A)	Paying	MSC	1.81	09/20/26	1,400	—	(72)
						129	(1,715)

OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread [5] (%)	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional [1,7] ($)	Value[6] ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection[4]
CMBX.NA.AAA.8 (M)	DUB	N/A	0.50	10/17/57	(4,400)	14	(229)	243
CMBX.NA.AAA.8 (M)	MLP	N/A	0.50	10/17/57	(1,000)	3	(70)	73
Federative Republic of Brazil, 4.25%, 01/07/25 (Q)	CGM	1.88	1.00	06/20/21	(400)	(9)	(34)	25
Federative Republic of Brazil, 4.25%, 01/07/25 (Q)	CGM	2.30	1.00	06/20/22	(1,800)	(84)	(114)	30
Federative Republic of Brazil, 4.25%, 01/07/25 (Q)	CSI	1.88	1.00	06/20/21	(1,100)	(27)	(76)	49
Federative Republic of Brazil, 4.25%, 01/07/25 (Q)	DUB	1.88	1.00	06/20/21	(800)	(20)	(69)	49
Federative Republic of Brazil, 4.25%, 01/07/25 (Q)	JPM	1.88	1.00	06/20/21	(600)	(15)	(42)	27
					(10,100)	(138)	(634)	496

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/PPM America Floating Rate Income Fund * (a)
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.2%
Other Securities		3,845
Total Non-U.S. Government Agency Asset-Backed Securities (cost $3,844)		3,845
CORPORATE BONDS AND NOTES 2.6%
Consumer Discretionary 0.6%
1011778 B.C. Unlimited Liability Co.
5.00%, 10/15/25 (b)	575	545
Numericable - SFR SA
7.38%, 05/01/26 (b)	1,490	1,456
Other Securities		6,894
		8,895
Consumer Staples 0.1%
Other Securities		2,300
Energy 0.4%
Other Securities		5,741
Financials 0.3%
Altice Financing SA
6.63%, 02/15/23 (b)	500	493
Other Securities		4,442
		4,935
Health Care 0.3%
Community Health Systems Inc.
8.63%, 01/15/24 (c) (d)	1,000	1,003
Valeant Pharmaceuticals International Inc.
5.50%, 03/01/23 (b)	167	156
5.88%, 05/15/23 (b)	128	120
6.13%, 04/15/25 (b)	705	649
Other Securities		3,097
		5,025
Industrials 0.4%
Other Securities		5,714
Information Technology 0.1%
Other Securities		753
Materials 0.3%
Hexion Inc.
10.38%, 02/01/22 (b)	1,000	983
Other Securities		4,541
		5,524
Real Estate 0.0%
Other Securities		509
Telecommunication Services 0.1%
Sprint Corp.
7.13%, 06/15/24	624	629
Sprint Spectrum Co. LLC
3.36%, 09/20/21 (b)	591	584
Other Securities		610
		1,823
Utilities 0.0%
Other Securities		463
Total Corporate Bonds And Notes (cost $42,230)		41,682
SENIOR LOAN INTERESTS 96.7%
Consumer Discretionary 24.8%
1011778 B.C. Unlimited Liability Co.
Term Loan B-3, 4.23%, (3M LIBOR + 2.25%), 02/15/24 (e)	5,874	5,845
Term Loan B-3, 4.23%, (3M LIBOR + 2.25%), 02/15/24 (e)	9,158	9,112
Boyd Gaming Corp.
Term Loan B-3, 4.49%, (3M LIBOR + 2.50%), 09/15/23 (e)	5,400	5,407
Caesars Entertainment Operating Co.
Term Loan, 3.98%, (3M LIBOR + 2.00%), 04/03/24 (e)	6,384	6,331
Caesars Resort Collection LLC
1st Lien Term Loan B, 4.84%, (3M LIBOR + 2.75%), 09/28/24 (e)	15,597	15,536
	Shares/Par[1]	Value ($)
Charter Communications Operating LLC
Term Loan B, 4.10%, (3M LIBOR + 2.00%), 04/30/25 (e)	7,836	7,819
CityCenter Holdings LLC
Term Loan B, 4.23%, (1M LIBOR + 2.25%), 04/14/24 (e)	7,794	7,745
CSC Holdings LLC
1st Lien Term Loan, 4.32%, (3M LIBOR + 2.25%), 07/15/25 (e)	7,835	7,776
LTI Holdings Inc.
1st Lien Term Loan, 6.73%, (3M LIBOR + 4.75%), 05/17/24 (e)	2,819	2,812
Numericable Group SA
Term Loan B-11, 4.73%, (3M LIBOR + 2.75%), 07/31/25 (e)	5,133	5,019
Term Loan B-12, 5.35%, (3M LIBOR + 3.00%), 01/31/26 (e)	6,607	6,486
Scientific Games International Inc.
Term Loan B-5, 4.84%, (3M LIBOR + 2.75%), 08/14/24 (e)	1,782	1,769
Term Loan B-5, 4.92%, (3M LIBOR + 2.75%), 08/14/24 (e)	7,493	7,437
ServiceMaster Co.
Term Loan B, 4.48%, (3M LIBOR + 2.50%), 11/08/23 (e)	8,175	8,152
Stars Group Holdings BV
Term Loan B, 5.32%, (3M LIBOR + 3.00%), 03/28/25 (e)	9,317	9,298
Incremental Term Loan, 0.00%, (3M LIBOR + 3.00%), 06/29/25 (e) (f)	2,813	2,813
Station Casinos LLC
Term Loan B, 4.49%, (3M LIBOR + 2.50%), 05/24/23 (e)	8,905	8,863
William Morris Endeavor Entertainment LLC
1st Lien Term Loan, 4.93%, (3M LIBOR + 2.75%), 05/11/25 (e)	686	680
1st Lien Term Loan, 4.93%, (3M LIBOR + 2.75%), 05/11/25 (e)	7,511	7,445
Other Securities		269,347
		395,692
Consumer Staples 4.0%
Other Securities		64,486
Energy 2.4%
TEX Operations Co. LLC
Term Loan B, 3.98%, (3M LIBOR + 2.00%), 08/04/23 (e)	7,196	7,140
Term Loan B, 5.00%, (3M LIBOR + 2.00%), 08/04/23 (e)	4,246	4,213
Other Securities		26,112
		37,465
Financials 9.0%
Altice Financing SA
Term Loan B, 5.10%, (3M LIBOR + 2.75%), 07/31/25 (e)	2,594	2,550
1st Lien Term Loan, 5.10%, (3M LIBOR + 2.75%), 01/06/26 (e)	1,210	1,184
Asurion LLC
Term Loan B-4, 4.73%, (3M LIBOR + 2.75%), 08/04/22 (e)	8,311	8,290
Term Loan B-6, 4.73%, (3M LIBOR + 2.75%), 11/03/23 (e)	3,476	3,468
2nd Lien Term Loan, 8.09%, (3M LIBOR + 6.00%), 08/04/25 (e)	750	760
Crown Finance US Inc.
Term Loan, 4.59%, (3M LIBOR + 2.50%), 02/05/25 (e)	9,775	9,695
HUB International Ltd.
Term Loan B, 5.36%, (3M LIBOR + 3.00%), 04/25/25 (e)	8,600	8,543
Level 3 Financing Inc.
Term Loan B, 4.33%, (3M LIBOR + 2.25%), 02/16/24 (e)	14,750	14,695
Unitymedia Finance LLC
Term Loan B, 4.32%, (3M LIBOR + 2.25%), 09/30/25 (e)	2,880	2,857

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Unitymedia Hessen GmbH & Co. KG
Term Loan E, 4.07%, (3M LIBOR + 2.00%), 05/24/23 (e)	1,900	1,885
Other Securities		89,666
		143,593
Health Care 14.7%
Amneal Pharmaceuticals LLC
Term Loan B, 5.63%, (3M LIBOR + 3.50%), 03/26/25 (e)	8,948	8,923
Catalent Pharma Solutions Inc.
Term Loan B, 4.23%, (1M LIBOR + 2.25%), 05/08/21 (e)	5,624	5,616
Change Healthcare Holdings Inc.
Term Loan B, 4.73%, (3M LIBOR + 2.75%), 02/02/24 (e)	3,839	3,824
Term Loan B, 4.73%, (3M LIBOR + 2.75%), 02/02/24 (e)	2,034	2,026
Term Loan B, 4.73%, (3M LIBOR + 2.75%), 02/02/24 (e)	2,823	2,812
Term Loan B, 4.73%, (3M LIBOR + 2.75%), 02/03/24 (e)	7,211	7,183
Community Health Systems Inc.
Term Loan G, 5.31%, (1M LIBOR + 2.75%), 12/14/19 (e)	4,713	4,703
Term Loan H, 5.56%, (3M LIBOR + 3.00%), 01/27/21 (e)	4,783	4,664
DJO Finance LLC
Term Loan, 5.34%, (3M LIBOR + 3.25%), 06/27/20 (e)	1,846	1,835
Term Loan, 5.56%, (3M LIBOR + 3.25%), 06/27/20 (e)	1,870	1,859
Envision Healthcare Corp.
Term Loan B, 5.10%, (3M LIBOR + 3.00%), 12/01/23 (e)	10,601	10,579
Gentiva Health Services Inc.
1st Lien Delayed Draw Term Loan, 0.00%, (3M LIBOR + 3.75%), 06/20/25 (e) (f)	2,077	2,061
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.75%), 06/20/25 (e) (f)	3,323	3,298
Jaguar Holding Co. II
Term Loan, 4.48%, (3M LIBOR + 2.50%), 08/18/22 (e)	4,901	4,872
Term Loan, 4.80%, (3M LIBOR + 2.50%), 08/18/22 (e)	5,375	5,343
Kindred Healthcare Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 5.00%), 06/21/25 (e) (f)	1,800	1,782
MPH Acquisition Holdings LLC
Term Loan B, 5.08%, (3M LIBOR + 3.00%), 06/07/23 (e)	11,649	11,575
Ortho-Clinical Diagnostics SA
Term Loan B, 5.34%, (3M LIBOR + 3.25%), 06/01/25 (e)	792	789
Term Loan B, 5.34%, (3M LIBOR + 3.25%), 06/01/25 (e)	2,716	2,704
Term Loan B, 5.34%, (3M LIBOR + 3.25%), 06/01/25 (e)	1,194	1,189
Term Loan B, 5.34%, (3M LIBOR + 3.25%), 06/01/25 (e)	4,094	4,076
Parexel International Corp.
Term Loan B, 4.84%, (3M LIBOR + 3.00%), 08/06/24 (e)	8,359	8,307
Team Health Holdings Inc.
1st Lien Term Loan, 4.84%, (3M LIBOR + 2.75%), 01/12/24 (e)	8,492	8,153
Valeant Pharmaceuticals International Inc.
Term Loan B, 4.98%, (3M LIBOR + 3.00%), 05/19/25 (e)	7,226	7,196
Other Securities		119,969
		235,338
Industrials 13.2%
American Airlines Inc.
Term Loan B, 3.97%, (3M LIBOR + 2.00%), 04/28/23 (e)	1,764	1,743
Incremental Term Loan, 4.07%, (3M LIBOR + 2.00%), 12/14/23 (e)	2,842	2,807
	Shares/Par[1]	Value ($)
Term Loan B, 3.85%, (3M LIBOR + 1.75%), 06/11/25 (e)	4,802	4,711
Avolon LLC
Term Loan B-3, 4.09%, (3M LIBOR + 2.00%), 01/15/25 (e)	11,426	11,279
Gardner Denver Inc.
Term Loan B, 5.05%, (1M LIBOR + 2.75%), 07/30/24 (e)	5,309	5,307
Gates Global LLC
Term Loan B, 5.05%, (3M LIBOR + 3.00%), 04/01/24 (e)	7,519	7,506
Prime Security Services Borrower LLC
1st Lien Term Loan, 4.84%, (3M LIBOR + 2.75%), 05/02/22 (e)	11,707	11,638
Rexnord LLC
Term Loan B, 4.34%, (3M LIBOR + 2.25%), 08/21/24 (e)	4,911	4,902
Tempo Acquisition LLC
Term Loan, 4.98%, (3M LIBOR + 3.00%), 04/20/24 (e)	10,333	10,281
Titan Acquisition Ltd.
Term Loan B, 5.09%, (3M LIBOR + 3.00%), 03/16/25 (e)	7,332	7,212
TransDigm Inc.
Term Loan G, 4.48%, (3M LIBOR + 2.50%), 08/22/24 (e)	1,239	1,229
Term Loan G, 4.80%, (3M LIBOR + 2.50%), 08/22/24 (e)	4,327	4,291
Term Loan E, 4.48%, (3M LIBOR + 2.50%), 05/14/25 (e)	4,025	3,990
USI Inc.
Term Loan, 5.30%, (3M LIBOR + 3.00%), 05/16/24 (e)	7,106	7,058
USIC Holdings Inc.
Term Loan B, 5.24%, (3M LIBOR + 3.25%), 12/09/23 (e)	612	610
Term Loan B, 5.28%, (3M LIBOR + 3.25%), 12/09/23 (e)	4,071	4,059
Other Securities		122,563
		211,186
Information Technology 11.3%
Almonde Inc.
1st Lien Term Loan, 5.81%, (3M LIBOR + 3.50%), 04/26/24 (e)	1,203	1,181
1st Lien Term Loan, 5.81%, (3M LIBOR + 3.50%), 04/26/24 (e)	1,095	1,074
1st Lien Term Loan, 5.81%, (3M LIBOR + 3.50%), 04/26/24 (e)	6,320	6,203
2nd Lien Term Loan, 9.56%, (3M LIBOR + 7.25%), 04/27/25 (e)	1,940	1,865
Ancestry.com Operations Inc.
1st Lien Term Loan, 5.23%, (1M LIBOR + 3.25%), 10/19/23 (e)	7,662	7,644
Dell International LLC
Term Loan B, 4.10%, (3M LIBOR + 2.00%), 09/07/23 (e)	15,114	15,029
First Data Corp.
Term Loan, 4.09%, (1M LIBOR + 2.25%), 07/08/22 (e)	880	875
Term Loan, 4.09%, (1M LIBOR + 2.00%), 04/26/24 (e)	16,310	16,202
SS&C Technologies Holdings Europe SARL
Term Loan B-4, 4.59%, (3M LIBOR + 2.50%), 02/27/25 (e)	3,847	3,845
SS&C Technologies Inc.
Term Loan B-3, 4.59%, (3M LIBOR + 2.50%), 02/27/25 (e)	10,169	10,163
Other Securities		116,133
		180,214
Materials 9.4%
BWAY Holding Co.
Term Loan B, 5.59%, (3M LIBOR + 3.25%), 04/03/24 (e)	8,702	8,649
Quikrete Holdings Inc.
1st Lien Term Loan, 4.73%, (3M LIBOR + 2.75%), 11/03/23 (e)	9,202	9,152

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Reynolds Group Holdings Inc.
Term Loan, 4.73%, (3M LIBOR + 2.75%), 02/05/23 (e)	10,304	10,274
Term Loan, 4.73%, (3M LIBOR + 2.75%), 02/05/23 (e)	2,322	2,315
Term Loan, 4.73%, (3M LIBOR + 2.75%), 02/05/23 (e)	3,803	3,792
Univar Inc.
Term Loan B, 4.59%, (3M LIBOR + 2.50%), 07/01/24 (e)	7,672	7,648
Other Securities		107,789
		149,619
Real Estate 2.0%
Capital Automotive LP
1st Lien Term Loan, 4.49%, (1M LIBOR + 2.50%), 03/21/24 (e)	212	210
1st Lien Term Loan, 4.49%, (1M LIBOR + 2.50%), 03/21/24 (e)	6,556	6,515
2nd Lien Term Loan, 8.10%, (3M LIBOR + 6.00%), 03/21/25 (e)	4,087	4,104
Other Securities		21,015
		31,844
Telecommunication Services 4.8%
Intelsat Jackson Holdings SA
Term Loan B-3, 5.85%, (3M LIBOR + 3.75%), 11/27/23 (e)	9,628	9,596
Sprint Communications Inc.
1st Lien Term Loan B, 4.62%, (3M LIBOR + 2.50%), 02/01/24 (e)	6,478	6,443
Virgin Media Bristol LLC
Term Loan K, 4.57%, (3M LIBOR + 2.50%), 02/10/26 (e)	6,640	6,586
Other Securities		53,909
		76,534
Utilities 1.1%
Calpine Construction Finance Co. LP
Term Loan B, 4.48%, (3M LIBOR + 2.50%), 01/15/25 (e)	3,218	3,204
Calpine Corp.
Term Loan B-5, 4.84%, (3M LIBOR + 2.50%), 05/23/22 (e)	4,477	4,466
Term Loan B-6, 4.81%, (3M LIBOR + 2.50%), 01/15/23 (e)	780	778
Other Securities		9,666
		18,114
Total Senior Loan Interests (cost $1,566,525)		1,544,085
PREFERRED STOCKS 0.1%
Energy 0.1%
Other Securities		834
Total Preferred Stocks (cost $303)		834
OTHER EQUITY INTERESTS 0.0%
Other Securities		34
Total Other Equity Interests (cost $17)		34

	Shares/Par[1]	Value ($)
COMMON STOCKS 0.3%
Consumer Discretionary 0.0%
Caesars Entertainment Corp. (g)	27	294
Energy 0.1%
Other Securities		1,355
Financials 0.2%
Other Securities		2,429
Materials 0.0%
Other Securities		630
Total Common Stocks (cost $4,605)		4,708
WARRANTS 0.0%
Other Securities		50
Total Warrants (cost $0)		50
SHORT TERM INVESTMENTS 2.8%
Investment Companies 2.8%
JNL Government Money Market Fund - Institutional Class, 1.79% (h) (i)	44,575	44,575
Total Short Term Investments (cost $44,575)		44,575
Total Investments 102.7% (cost $1,662,099)		1,639,813
Other Derivative Instruments 0.0%		1
Other Assets and Liabilities, Net (2.7)%		(43,371)
Total Net Assets 100.0%		1,596,443

(a) The Fund had an unfunded commitment at June 30, 2018. See Unfunded Commitments in the Schedules of Investments.

(b) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2018, the value and the percentage of net assets of these liquid securities was $20,986 and 1.3%, respectively.

(c) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(d) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) This senior loan will settle after June 30, 2018. The reference rate and spread presented will go into effect upon settlement.

(g) Non-income producing security.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Centene Escrow I Corp., 5.38%, 06/01/26	05/10/18	625	632	—
Community Health Systems Inc., 8.63%, 01/15/24	06/29/18	995	1,003	0.1
		1,620	1,635	0.1

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Unfunded Commitments

	Unfunded Commitment ($)	Appreciation/ (Depreciation) ($)

DG Investment Intermediate Holdings 2 Inc. – Delayed Draw Term Loan	175	(3)
GFL Environmental Inc. – Delayed Draw Term Loan	283	(3)
ICSH Inc. – Delayed Draw Term Loan*	75	—
Mavis Tire Express Services Corp. – Delayed Draw Term Loan	352	(4)
Spectrum Holdings III Corp. – Delayed Draw Term Loan	225	(1)
	1,110	(11)

* Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
U.S. Treasury Long Bond	(5)	September 2018	(727)	—	2
U.S. Treasury Note, 10-Year	(69)	September 2018	(8,321)	—	28
U.S. Treasury Note, 5-Year	(54)	September 2018	(6,160)	1	25
				1	55

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/PPM America High Yield Bond Fund * (a)
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.7%
Other Securities		13,876
Total Non-U.S. Government Agency Asset-Backed Securities (cost $13,630)		13,876
CORPORATE BONDS AND NOTES 84.2%
Consumer Discretionary 18.6%
1011778 B.C. Unlimited Liability Co.
5.00%, 10/15/25 (b)	16,116	15,268
Altice SA
7.63%, 02/15/25 (b) (c)	12,000	11,030
CCO Holdings LLC
5.13%, 02/15/23	5,000	4,955
5.13%, 05/01/23 (b)	3,000	2,962
5.38%, 05/01/25 (b)	8,000	7,741
5.13%, 05/01/27 (b)	16,774	15,667
5.88%, 05/01/27 (b)	6,000	5,870
DISH DBS Corp.
5.13%, 05/01/20	3,000	2,974
5.00%, 03/15/23 (c)	7,000	6,059
7.75%, 07/01/26 (c)	3,000	2,629
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24	10,222	9,716
Hilton Worldwide Finance LLC
4.88%, 04/01/27	3,267	3,149
Live Nation Entertainment Inc.
5.38%, 06/15/22 (b)	2,425	2,472
4.88%, 11/01/24 (b)	7,042	6,814
5.63%, 03/15/26 (b) (c)	2,753	2,744
National Football League Inc.
3.31%, 10/05/27 (d)	3,200	3,060
3.38%, 10/05/27 (d)	1,800	1,730
National Football League Reciprocal Trust
3.96%, 10/05/28 (d)	11,800	11,897
New Cotai LLC
10.63%, 05/01/19 (b) (c) (e)	12,800	12,514
Numericable - SFR SA
7.38%, 05/01/26 (b)	9,589	9,368
Numericable Group SA
6.25%, 05/15/24 (b)	3,000	2,914
Scientific Games International Inc.
10.00%, 12/01/22	3,000	3,200
5.00%, 10/15/25 (b)	11,919	11,349
Sirius XM Radio Inc.
5.38%, 07/15/26 (b) (c)	9,000	8,663
5.00%, 08/01/27 (b)	4,000	3,741
Other Securities		238,094
		406,580
Consumer Staples 4.6%
BAT Capital Corp.
3.56%, 08/15/27 (b)	6,088	5,659
4.39%, 08/15/37 (b)	8,000	7,502
4.54%, 08/15/47 (b)	8,000	7,464
JBS Investments GmbH
7.25%, 04/03/24 (b) (c)	10,250	9,917
JBS USA Lux SA
6.75%, 02/15/28 (b)	3,613	3,412
Matterhorn Merger Sub LLC
8.50%, 06/01/26 (b)	12,000	11,653
Pilgrim's Pride Corp.
5.88%, 09/30/27 (b)	4,249	3,952
Other Securities		50,924
		100,483
Energy 14.7%
Chaparral Energy Inc.
8.75%, 07/15/23 (f) (g)	6,704	6,764
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25	7,065	7,357
5.13%, 06/30/27	13,170	13,054
Cheniere Energy Partners LP
5.25%, 10/01/25 (b)	7,000	6,837
Nabors Industries Inc.
5.50%, 01/15/23 (c)	8,000	7,709
	Shares/Par[1]	Value ($)
5.75%, 02/01/25 (c)	4,990	4,736
Summit Midstream Partners LP
9.50%, (callable at 104 beginning 12/15/22) (h)	12,000	11,786
Transocean Guardian Ltd.
5.88%, 01/15/24 (f) (g)	2,232	2,222
Transocean Inc.
7.50%, 01/15/26 (b)	3,713	3,779
7.50%, 04/15/31 (c)	3,000	2,784
Transocean Proteus Ltd.
6.25%, 12/01/24 (b)	10,200	10,353
Other Securities		244,751
		322,132
Financials 10.8%
Acrisure LLC
7.00%, 11/15/25 (b)	9,214	8,404
Ally Financial Inc.
4.13%, 02/13/22	3,000	2,948
4.63%, 05/19/22 (c)	5,000	5,002
5.75%, 11/20/25 (c)	5,000	5,102
Altice Financing SA
6.63%, 02/15/23 (b)	8,000	7,889
Citigroup Inc.
5.90%, (callable at 100 beginning 02/15/23) (c) (h)	8,501	8,656
4.04%, 06/01/24	4,000	4,019
CNH Industrial Capital LLC
3.88%, 10/15/21	6,000	5,951
Icahn Enterprises LP
6.38%, 12/15/25	11,956	11,907
JPMorgan Chase & Co.
5.30%, (callable at 100 beginning 05/01/20) (h)	10,000	10,191
4.01%, 04/23/29	6,000	5,919
Level 3 Financing Inc.
5.13%, 05/01/23	3,000	2,940
5.38%, 01/15/24	5,000	4,891
5.25%, 03/15/26	8,000	7,619
Navient Corp.
6.75%, 06/15/26	4,383	4,289
SLM Corp.
5.50%, 01/25/23	10,433	10,243
Other Securities		130,701
		236,671
Health Care 9.9%
Catalent Pharma Solutions Inc.
4.88%, 01/15/26 (b)	1,029	990
Centene Corp.
4.75%, 05/15/22	2,278	2,292
6.13%, 02/15/24 (c)	6,184	6,510
4.75%, 01/15/25	3,146	3,127
Centene Escrow I Corp.
5.38%, 06/01/26 (f) (g)	7,487	7,587
HCA Inc.
3.75%, 03/15/19	3,115	3,122
4.25%, 10/15/19	2,142	2,158
6.50%, 02/15/20	1,858	1,935
5.38%, 02/01/25	11,000	10,836
5.25%, 06/15/26 (c)	12,012	11,953
4.50%, 02/15/27	8,000	7,570
5.50%, 06/15/47	3,871	3,552
Tenet Healthcare Corp.
4.50%, 04/01/21 (c)	4,800	4,753
8.13%, 04/01/22	6,116	6,390
6.75%, 06/15/23 (c)	6,000	5,959
Valeant Pharmaceuticals International Inc.
7.50%, 07/15/21 (b)	3,000	3,048
6.75%, 08/15/21 (b)	376	380
6.50%, 03/15/22 (b)	975	1,009
5.50%, 03/01/23 (b)	2,542	2,372
5.88%, 05/15/23 (b)	1,953	1,834
7.00%, 03/15/24 (b)	2,924	3,063
6.13%, 04/15/25 (b)	20,907	19,242
5.50%, 11/01/25 (b)	5,014	4,947
Other Securities		101,748
		216,377

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Industrials 5.6%
Bombardier Inc.
5.75%, 03/15/22 (b) (c)	4,801	4,814
6.00%, 10/15/22 (b)	4,000	3,988
6.13%, 01/15/23 (b)	1,872	1,875
7.50%, 12/01/24 (b)	7,000	7,362
CNH Industrial NV
4.50%, 08/15/23	7,000	7,026
Standard Industries Inc.
4.75%, 01/15/28 (b)	6,000	5,512
Tempo Acquisition LLC
6.75%, 06/01/25 (b)	3,642	3,499
United Rentals North America Inc.
4.88%, 01/15/28	16,008	14,846
Other Securities		73,337
		122,259
Information Technology 2.0%
Other Securities		43,690
Materials 8.1%
Anglo American Capital Plc
4.13%, 09/27/22 (b)	4,601	4,623
4.88%, 05/14/25 (b)	1,399	1,408
4.75%, 04/10/27 (b)	6,000	5,907
4.50%, 03/15/28 (b)	6,807	6,554
Building Materials Corp. of America
6.00%, 10/15/25 (b)	6,545	6,562
BWAY Holding Co.
5.50%, 04/15/24 (b)	5,000	4,875
7.25%, 04/15/25 (b)	7,000	6,824
FMG Resources August 2006 Pty Ltd.
4.75%, 05/15/22 (b)	5,379	5,191
5.13%, 03/15/23 (b) (c)	5,551	5,387
5.13%, 05/15/24 (b) (c)	4,233	4,035
Freeport-McMoRan Inc.
3.10%, 03/15/20	8,000	7,868
3.55%, 03/01/22	4,000	3,801
3.88%, 03/15/23 (c)	2,640	2,493
4.55%, 11/14/24 (c)	5,695	5,413
5.40%, 11/14/34	8,000	7,275
Other Securities		99,654
		177,870
Real Estate 1.5%
Other Securities		31,984
Telecommunication Services 7.0%
Frontier Communications Corp.
11.00%, 09/15/25 (c)	9,000	7,201
8.50%, 04/01/26 (b)	3,502	3,380
7.88%, 01/15/27	2,000	1,166
9.00%, 08/15/31 (c)	3,000	1,961
Intelsat Jackson Holdings SA
7.50%, 04/01/21	3,000	2,978
5.50%, 08/01/23	8,000	7,183
9.75%, 07/15/25 (b)	6,956	7,328
Level 3 Communications Inc.
5.75%, 12/01/22	5,000	5,007
Neptune Finco Corp.
10.88%, 10/15/25 (b)	5,044	5,812
Sprint Capital Corp.
6.88%, 11/15/28	6,000	5,760
Sprint Corp.
7.13%, 06/15/24	15,000	15,123
7.63%, 02/15/25	3,000	3,070
Sprint Nextel Corp.
7.00%, 03/01/20 (b)	4,000	4,152
6.00%, 11/15/22	5,000	4,956
T-Mobile USA Inc.
4.00%, 04/15/22 (c)	2,000	1,978
6.50%, 01/15/24	5,000	5,203
6.00%, 04/15/24	2,000	2,074
5.13%, 04/15/25	5,000	5,023
5.38%, 04/15/27	2,000	1,957
4.75%, 02/01/28	3,001	2,776
	Shares/Par[1]	Value ($)
Other Securities		60,435
		154,523
Utilities 1.4%
AES Corp.
5.50%, 04/15/25	11,041	11,093
5.13%, 09/01/27	6,000	5,993
Other Securities		14,370
		31,456
Total Corporate Bonds And Notes (cost $1,885,722)		1,844,025
SENIOR LOAN INTERESTS 4.8%
Consumer Discretionary 2.2%
Bass Pro Group LLC
Term Loan B, 7.09%, (3M LIBOR + 5.00%), 11/15/23 (i)	11,920	11,928
Cowlitz Tribal Gaming Authority
Term Loan, 12.48%, (3M LIBOR + 10.50%), 12/01/21 (d) (i)	11,059	11,833
Other Securities		24,170
		47,931
Consumer Staples 0.3%
Other Securities		6,049
Energy 0.5%
Other Securities		11,666
Financials 0.1%
Acrisure LLC
Term Loan B, 6.61%, (3M LIBOR + 4.25%), 11/22/23 (i)	3,271	3,257
Health Care 0.9%
Change Healthcare Holdings Inc.
Term Loan B, 4.73%, (3M LIBOR + 2.75%), 02/02/24 (i)	1,168	1,163
Term Loan B, 4.73%, (3M LIBOR + 2.75%), 02/02/24 (i)	619	616
Term Loan B, 4.73%, (3M LIBOR + 2.75%), 02/02/24 (i)	859	855
Term Loan B, 4.73%, (3M LIBOR + 2.75%), 02/03/24 (i)	2,194	2,185
Other Securities		14,279
		19,098
Information Technology 0.2%
Other Securities		4,771
Telecommunication Services 0.6%
Frontier Communications Corp.
Term Loan B-1, 5.74%, (3M LIBOR + 3.75%), 05/31/24 (i)	4,653	4,593
Intelsat Jackson Holdings SA
Term Loan B-5, 6.63%, 01/15/24	2,200	2,268
Other Securities		6,172
		13,033
Total Senior Loan Interests (cost $105,983)		105,805
GOVERNMENT AND AGENCY OBLIGATIONS 0.6%
U.S. Treasury Securities 0.6%
U.S. Treasury Bond
2.88%, 11/15/46	2,000	1,956
U.S. Treasury Note
1.25%, 05/31/19	8,000	7,922
1.50%, 08/15/26	4,000	3,611
Total Government And Agency Obligations (cost $13,840)		13,489
PREFERRED STOCKS 0.4%
Energy 0.1%
Other Securities		3,480
Financials 0.3%
Federal National Mortgage Association - Series S, 0.00%, (callable at 25 beginning 12/31/20) (c) (h) (j) (k)	519	3,280
Other Securities		2,569
		5,849
Total Preferred Stocks (cost $9,272)		9,329
OTHER EQUITY INTERESTS 0.0%
T-Mobile USA Inc. Escrow (d) (j)	3,001	—

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
T-Mobile USA Inc. Escrow (d) (j) (l)	5,000	—
T-Mobile USA Inc. Escrow (d) (j) (l)	2,000	—
T-Mobile USA Inc. Escrow (d) (j) (l)	2,000	—
T-Mobile USA Inc. Escrow (d) (j) (l)	5,000	—
T-Mobile USA Inc. Escrow (d) (j) (l)	2,000	—
Other Securities		—
Total Other Equity Interests (cost $0)		—
COMMON STOCKS 5.1%
Consumer Discretionary 1.3%
DISH Network Corp. - Class A (j)	80	2,689
Other Securities		26,443
		29,132
Consumer Staples 0.2%
Other Securities		4,485
Energy 1.3%
Chaparral Energy Inc. (b) (j)	4	82
Chaparral Energy Inc. - Class A (j)	578	10,923
Chaparral Energy Inc. - Class B (j) (m)	119	2,224
Summit Midstream Partners LP	200	3,080
Other Securities		11,146
		27,455
Financials 0.4%
JPMorgan Chase & Co.	90	9,378
Health Care 0.5%
Valeant Pharmaceuticals International Inc. (j)	200	4,648
Other Securities		5,555
		10,203
Industrials 0.2%
Other Securities		4,572
Information Technology 0.1%
New Cotai LLC (d) (j)	-	1
Other Securities		3,108
		3,109
Materials 1.0%
Freeport-McMoRan Inc. - Class B	270	4,660
Other Securities		16,440
		21,100
Real Estate 0.1%
Other Securities		2,945
Total Common Stocks (cost $106,090)		112,379
INVESTMENT COMPANIES 1.7%
SPDR Barclays High Yield Bond ETF (c)	611	21,690
Other Securities		15,695
Total Investment Companies (cost $39,250)		37,385
SHORT TERM INVESTMENTS 13.0%
Investment Companies 1.3%
JNL Government Money Market Fund - Institutional Class, 1.79% (n) (o)	27,901	27,901
	Shares/Par[1]	Value ($)
Securities Lending Collateral 11.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95% (o)	257,707	257,707
Total Short Term Investments (cost $285,608)		285,608
Total Investments 110.5% (cost $2,459,395)		2,421,896
Other Derivative Instruments 0.0%		1
Other Assets and Liabilities, Net (10.5)%		(230,171)
Total Net Assets 100.0%		2,191,726

(a) The Fund had an unfunded commitment at June 30, 2018. See Unfunded Commitments in the Schedules of Investments.

(b) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2018, the value and the percentage of net assets of these liquid securities was $975,990 and 44.5%, respectively.

(c) All or portion of the security was on loan.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(f) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(g) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(h) Perpetual security. Next contractual call date presented, if applicable.

(i) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(j) Non-income producing security.

(k) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date. The aggregate value of these securities represented 1.1% of the Fund’s net assets.

(l) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(m) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(n) Investment in affiliate.

(o) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
American Energy - Woodford LLC, 9.00%, 09/15/22	09/12/14	4,873	2,150	0.1
Bayer US Finance II LLC, 4.38%, 12/15/28	06/19/18	8,489	8,549	0.4
Callon Petroleum Co., 6.38%, 07/01/26	06/01/18	6,001	6,015	0.3
Centene Escrow I Corp., 5.38%, 06/01/26	05/10/18	7,502	7,587	0.3
Chaparral Energy Inc., 8.75%, 07/15/23	06/27/18	6,704	6,764	0.3
Community Health Systems Inc., 11.00%, 06/30/23	06/28/18	2,560	2,308	0.1
Community Health Systems Inc., 8.63%, 01/15/24	06/29/18	3,014	3,038	0.1
High Ridge Brands Co., 8.88%, 03/15/25	03/20/17	3,004	1,334	0.1

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Noble Holding International Ltd., 7.88%, 02/01/26	06/21/18	8,209	8,238	0.4
NOVA Chemicals Corp., 4.88%, 06/01/24	06/14/18	1,110	1,099	0.1
Shelf Drilling Holdings Ltd., 8.25%, 02/15/25	06/06/18	5,052	5,047	0.2
Stars Group Holdings BV, 7.00%, 07/15/26	06/29/18	4,092	4,135	0.2
Transocean Guardian Ltd., 5.88%, 01/15/24	06/28/18	2,210	2,222	0.1
		62,820	58,486	2.7

Unfunded Commitments

	Unfunded Commitment ($)	Appreciation/ (Depreciation) ($)

Gibson Brands, Inc. DIP – Delayed Draw Term Loan	2,170	500
	2,170	500

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
U.S. Treasury Long Bond	(288)	September 2018	(41,608)	(9)	(153)
U.S. Treasury Note, 10-Year	(983)	September 2018	(118,320)	—	176
U.S. Treasury Note, 5-Year	(200)	September 2018	(22,777)	5	54
Ultra Long Term U.S. Treasury Bond	(85)	September 2018	(13,537)	5	(26)
				1	51

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/PPM America Mid Cap Value Fund
COMMON STOCKS 99.5%
Consumer Discretionary 19.1%
American Axle & Manufacturing Holdings Inc. (a)	1,000	15,557
Best Buy Co. Inc.	114	8,524
Foot Locker Inc.	186	9,793
Helen of Troy Ltd. (a)	146	14,393
Macy's Inc.	307	11,506
Meredith Corp. (b)	193	9,823
Newell Brands Inc.	456	11,771
Penske Automotive Group Inc.	170	7,955
Royal Caribbean Cruises Ltd.	150	15,530
Tupperware Brands Corp.	350	14,434
Viacom Inc. - Class B	219	6,611
		125,897
Consumer Staples 4.0%
Campbell Soup Co. (b)	245	9,932
Ingredion Inc.	151	16,716
		26,648
Energy 10.1%
Apache Corp.	143	6,709
Diamond Offshore Drilling Inc. (a) (b)	351	7,313
Helix Energy Solutions Group Inc. (a)	860	7,167
National Oilwell Varco Inc.	165	7,170
Patterson-UTI Energy Inc.	540	9,720
PBF Energy Inc. - Class A	380	15,933
Superior Energy Services Inc. (a)	1,270	12,370
		66,382
Financials 21.7%
Allstate Corp.	146	13,316
American Financial Group Inc.	151	16,228
Bank of the Ozarks Inc.	356	16,021
Hartford Financial Services Group Inc.	322	16,489
Huntington Bancshares Inc.	1,119	16,513
Janus Henderson Group Plc	509	15,660
Lincoln National Corp.	256	15,936
Reinsurance Group of America Inc.	120	16,018
TCF Financial Corp.	677	16,668
		142,849
Health Care 8.4%
CIGNA Corp.	60	10,282
Lifepoint Health Inc. (a)	259	12,649
Magellan Health Services Inc. (a)	117	11,207
McKesson Corp.	106	14,127
Owens & Minor Inc.	407	6,798
		55,063
Industrials 14.0%
Delta Air Lines Inc.	186	9,214
Esterline Technologies Corp. (a)	131	9,638
Kennametal Inc.	455	16,334
Spirit Aerosystems Holdings Inc. - Class A	200	17,182
Steelcase Inc. - Class A	844	11,397
Terex Corp.	400	16,876
Textron Inc.	182	11,976
		92,617
Information Technology 8.6%
Avnet Inc.	398	17,062
Belden Inc. (b)	220	13,428
CACI International Inc. - Class A (a)	47	7,956
Semtech Corp. (a)	253	11,885
Teradyne Inc.	175	6,674
		57,005
Materials 7.6%
Allegheny Technologies Inc. (a) (b)	260	6,534
Nucor Corp.	103	6,412
Olin Corp.	451	12,941
Reliance Steel & Aluminum Co.	164	14,330
Steel Dynamics Inc.	217	9,971
		50,188
Real Estate 1.1%
Regency Centers Corp.	119	7,369
	Shares/Par[1]	Value ($)
Utilities 4.9%
AES Corp.	488	6,544
Edison International	164	10,402
PNM Resources Inc.	387	15,050
		31,996
Total Common Stocks (cost $595,139)		656,014
SHORT TERM INVESTMENTS 2.8%
Investment Companies 0.0%
JNL Government Money Market Fund - Institutional Class, 1.79% (c) (d)	264	264
Securities Lending Collateral 2.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95% (d)	18,360	18,360
Total Short Term Investments (cost $18,624)		18,624
Total Investments 102.3% (cost $613,763)		674,638
Other Assets and Liabilities, Net (2.3)%		(15,032)
Total Net Assets 100.0%		659,606

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/PPM America Small Cap Value Fund
COMMON STOCKS 99.7%
Consumer Discretionary 16.8%
American Axle & Manufacturing Holdings Inc. (a)	1,409	21,929
Helen of Troy Ltd. (a)	250	24,612
Meredith Corp. (b)	365	18,615
Penske Automotive Group Inc.	483	22,614
Skechers U.S.A. Inc. - Class A (a)	680	20,419
Superior Industries International Inc.	530	9,487
Tower International Inc.	562	17,881
Tupperware Brands Corp.	476	19,643
		155,200
Consumer Staples 2.6%
Cott Corp.	900	14,893
Ingredion Inc.	78	8,635
		23,528
Energy 8.9%
Helix Energy Solutions Group Inc. (a)	2,467	20,552
Patterson-UTI Energy Inc.	905	16,294
PBF Energy Inc. - Class A	535	22,433
Superior Energy Services Inc. (a)	2,340	22,792
		82,071
Financials 17.7%
Banc of California Inc. (b)	1,151	22,494
BofI Holding Inc. (a) (b)	452	18,471
FCB Financial Holdings Inc. - Class A (a)	308	18,110
Independent Bank Corp.	291	22,846
Janus Henderson Group Plc	494	15,168
Reinsurance Group of America Inc.	61	8,169
Renasant Corp.	489	22,259
Sterling Bancorp	686	16,119
TCF Financial Corp.	800	19,696
		163,332
Health Care 9.8%
Hill-Rom Holdings Inc.	104	9,101
Integer Holdings Corp. (a)	286	18,477
Lifepoint Health Inc. (a)	455	22,204
Magellan Health Services Inc. (a)	240	23,028
Owens & Minor Inc.	1,065	17,804
		90,614
Industrials 18.9%
Aerojet Rocketdyne Holdings Inc. (a)	471	13,881
Apogee Enterprises Inc.	408	19,668
Esterline Technologies Corp. (a)	165	12,155
GATX Corp. (b)	281	20,829
Kennametal Inc.	639	22,929
SkyWest Inc.	413	21,409
Steelcase Inc. - Class A	1,109	14,973
Terex Corp.	600	25,314
Triumph Group Inc.	1,158	22,693
		173,851
Information Technology 17.2%
Belden Inc.	382	23,366
Benchmark Electronics Inc.	490	14,272
CACI International Inc. - Class A (a)	138	23,209
CSG Systems International Inc.	343	14,018
Electronics for Imaging Inc. (a)	280	9,117
Photronics Inc. (a)	1,066	8,501
Semtech Corp. (a)	466	21,944
SYNNEX Corp.	150	14,476
Teradyne Inc.	292	11,116
Verint Systems Inc. (a)	428	18,995
		159,014
Materials 4.2%
Allegheny Technologies Inc. (a) (b)	520	13,070
Olin Corp.	573	16,454
Reliance Steel & Aluminum Co.	101	8,824
		38,348
Real Estate 1.7%
Kite Realty Group Trust	893	15,258
	Shares/Par[1]	Value ($)
Utilities 1.9%
PNM Resources Inc.	460	17,894
Total Common Stocks (cost $833,248)		919,110
SHORT TERM INVESTMENTS 2.2%
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 1.79% (c) (d)	3,280	3,280
Securities Lending Collateral 1.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95% (d)	17,210	17,210
Total Short Term Investments (cost $20,490)		20,490
Total Investments 101.9% (cost $853,738)		939,600
Other Assets and Liabilities, Net (1.9)%		(17,777)
Total Net Assets 100.0%		921,823

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/PPM America Total Return Fund *
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 14.6%
American Airlines Pass-Through Trust
Series 2013-B-2, 5.60%, 07/15/20 (a)	1,807	1,839
Series 2013-A-2, 4.95%, 01/15/23	1,172	1,207
Series 2016-AA-2, 3.20%, 06/15/28	2,845	2,688
American Tower Trust I
Series 2013-A-2, 3.07%, 03/15/23 (a)	6,596	6,432
Aventura Mall Trust
Series 2013-A-AVM, REMIC, 3.87%, 12/05/20 (a) (b)	5,060	5,148
Bank of The West Auto Trust
Series 2017-A2-1, 1.78%, 02/15/21 (a)	2,562	2,550
Series 2017-A3-1, 2.11%, 01/15/23 (a)	3,171	3,116
Capital One Multi-Asset Execution Trust
Series 2016-A1-A1, 2.52%, (1M US LIBOR + 0.45%), 04/15/19 (b)	5,714	5,729
Citibank Credit Card Issuance Trust
Series 2013-A4-A4, 2.51%, (1M US LIBOR + 0.42%), 07/24/18 (b)	1,522	1,522
Series 2017-A9-A9, 1.80%, 09/20/19	3,000	2,963
Citigroup Mortgage Loan Trust Inc.
Series 2014-A1-J1, REMIC, 3.50%, 08/25/23 (a)	1,813	1,789
CSMC Trust
Series 2017-A1-HL1, REMIC, 3.50%, 06/25/47 (a) (b)	4,342	4,269
Series 2017-A3-HL2, 3.50%, 10/25/47 (a) (b)	2,675	2,629
Dell Equipment Finance Trust
Series 2016-B-1, 2.03%, 01/22/19 (a)	697	695
Series 2017-A2-1, 1.86%, 06/24/19 (a)	1,921	1,918
Series 2018-A2A-1, 2.97%, 10/22/20 (c) (d)	2,573	2,573
Series 2017-A3-2, 2.19%, 10/24/22 (a)	1,612	1,594
Ford Credit Floorplan Master Owner Trust
Series 2016-A1-5, 1.95%, 11/15/19 (e)	12,304	12,147
Freddie Mac Multifamily Aggregation Risk Transfer
Series 2017-A-KT01, REMIC, 2.40%, (1M US LIBOR + 0.32%), 02/25/20 (b)	4,645	4,649
GM Financial Automobile Leasing Trust
Series 2016-A3-2, 1.62%, 09/20/19	1,357	1,353
Series 2017-A3-1, 2.06%, 05/20/20	5,186	5,156
Series 2017-A3-3, 2.01%, 11/20/20	2,328	2,301
GS Mortgage Securities Trust
Series 2017-B-SLP, REMIC, 3.77%, 10/10/22 (a)	4,077	4,069
JPMorgan Mortgage Trust
Series 2014-A1-5, REMIC, 3.00%, 10/25/26 (a) (b)	1,414	1,397
Series 2016-2A1-3, REMIC, 3.00%, 10/25/46 (a) (b)	2,570	2,530
Series 2017-A3-2, REMIC, 3.50%, 05/25/47 (a) (b)	5,090	5,004
Series 2017-A6-4, REMIC, 3.00%, 11/25/47 (a) (b)	1,780	1,758
Series 2017-A6-6, REMIC, 3.00%, 01/25/48 (a) (b)	2,914	2,879
Kubota Credit Owner Trust
Series 2016-A3-1A, 1.50%, 07/15/20 (a)	2,265	2,246
Series 2018-A2-1A, 2.80%, 02/16/21 (a)	3,230	3,228
SBA Tower Trust
Series 2014-C-1, 2.90%, 10/15/44 (a)	5,000	4,968
Verizon Owner Trust
Series 2016-A-2A, 1.68%, 05/20/21 (a)	3,340	3,306
Series 2017-A-2A, 1.92%, 12/20/21 (a)	6,142	6,057
Westlake Automobile Receivables Trust
Series 2018-A1-2A, 2.50%, 05/15/19 (c) (d)	5,039	5,040
Series 2016-A2-3A, 1.42%, 10/15/19 (a)	159	159
Other Securities		57,036
Total Non-U.S. Government Agency Asset-Backed Securities (cost $176,074)		173,944
CORPORATE BONDS AND NOTES 42.6%
Consumer Discretionary 2.6%
CCO Holdings LLC
5.13%, 05/01/27 (a)	3,282	3,065
Charter Communications Operating LLC
6.38%, 10/23/35	2,235	2,335
6.83%, 10/23/55	1,030	1,109
	Shares/Par[1]	Value ($)
Ford Motor Co.
5.29%, 12/08/46	1,093	1,013
Other Securities		22,930
		30,452
Consumer Staples 1.7%
BAT Capital Corp.
3.56%, 08/15/27 (a)	1,068	993
4.39%, 08/15/37 (a)	4,765	4,468
4.54%, 08/15/47 (a)	845	788
JBS Investments GmbH
7.25%, 04/03/24 (a)	1,959	1,895
Pilgrim's Pride Corp.
5.88%, 09/30/27 (a)	1,062	988
Other Securities		10,638
		19,770
Energy 4.7%
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25	1,158	1,206
5.13%, 06/30/27	4,545	4,505
Petroleos Mexicanos
2.29%, 02/15/24	1,957	1,895
Sabine Pass Liquefaction LLC
5.75%, 05/15/24	1,150	1,227
5.63%, 03/01/25	241	258
4.20%, 03/15/28	3,234	3,113
Other Securities		43,754
		55,958
Financials 18.1%
AerCap Ireland Capital Ltd.
4.63%, 10/30/20	523	533
3.50%, 05/26/22	1,110	1,085
3.65%, 07/21/27	1,724	1,570
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26	2,988	2,921
4.90%, 02/01/46	5,689	5,845
Athene Global Funding
2.75%, 04/20/20 (a)	2,800	2,763
4.00%, 01/25/22 (a)	4,205	4,231
3.00%, 07/01/22 (a)	6,331	6,127
Athene Holding Ltd.
4.13%, 01/12/28	4,200	3,858
Bank of America Corp.
5.88%, (callable at 100 beginning 03/15/28) (f)	2,656	2,602
6.25%, (callable at 100 beginning 09/05/24) (f)	1,683	1,759
3.55%, 03/05/24	3,600	3,555
4.00%, 01/22/25	1,097	1,087
3.37%, 01/23/26	2,023	1,945
4.25%, 10/22/26	6,040	5,964
3.25%, 10/21/27	671	625
3.82%, 01/20/28 (b)	3,240	3,164
Bank of Montreal
3.10%, 04/13/21	4,000	3,983
2.35%, 09/11/22	2,000	1,915
Barclays Plc
8.25%, (callable at 100 beginning 12/15/18) (f) (g)	4,100	4,177
4.97%, 05/16/29 (b) (g)	3,531	3,497
Capital One Financial Corp.
3.30%, 10/30/24	2,528	2,408
3.75%, 03/09/27	3,033	2,874
3.80%, 01/31/28	3,677	3,467
Citigroup Inc.
5.90%, (callable at 100 beginning 02/15/23) (f)	2,217	2,257
2.75%, 04/25/22	1,500	1,452
4.05%, 07/30/22	795	799
4.04%, 06/01/24	4,000	4,019
4.45%, 09/29/27	6,619	6,510
Credit Suisse AG
6.50%, 08/08/23 (a)	5,986	6,357
3.63%, 09/09/24	1,000	983
Credit Suisse Group AG
7.50%, (callable at 100 beginning 12/11/23) (a) (f)	2,448	2,524
4.21%, 06/12/24 (c) (d)	2,515	2,512

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
3.87%, 01/12/29 (a)	2,180	2,049
Goldman Sachs Group Inc.
2.60%, 12/27/20	3,010	2,957
2.35%, 11/15/21	768	738
3.00%, 04/26/22	2,983	2,915
2.91%, 07/24/23	1,540	1,483
4.25%, 10/21/25	2,071	2,037
4.22%, 05/01/29	3,989	3,919
6.75%, 10/01/37	1,500	1,779
HSBC Holdings Plc
6.88%, (callable at 100 beginning 06/01/21) (f) (g) (h)	2,500	2,584
3.33%, (3M US LIBOR + 1.00%), 05/18/24 (b)	2,327	2,323
3.95%, 05/18/24	3,062	3,052
4.38%, 11/23/26	2,260	2,216
Icahn Enterprises LP
6.38%, 12/15/25	6,235	6,209
JPMorgan Chase & Co.
5.30%, (callable at 100 beginning 05/01/20) (f)	1,325	1,350
2.95%, 10/01/26	2,720	2,526
3.78%, 02/01/28 (b)	2,151	2,097
4.01%, 04/23/29	3,000	2,960
JPMorgan Chase Bank NA
3.22%, 03/01/25	2,128	2,052
3.51%, 01/23/29	1,650	1,561
Lloyds Banking Group Plc
4.45%, 05/08/25 (g)	5,054	5,086
Morgan Stanley
3.54%, (3M US LIBOR + 1.18%), 01/20/22 (b)	7,975	8,071
4.88%, 11/01/22	4,381	4,537
4.10%, 05/22/23	1,550	1,553
3.88%, 04/29/24	5,121	5,118
3.63%, 01/20/27	2,532	2,435
3.59%, 07/22/28 (b)	3,914	3,719
SAP Ireland US-Financial Services Ltd.
2.82%, 11/15/20 (i)	2,485	2,462
3.18%, 11/15/22 (i)	2,485	2,445
Other Securities		33,906
		215,507
Health Care 3.9%
Centene Corp.
4.75%, 05/15/22	1,684	1,694
6.13%, 02/15/24	192	202
4.75%, 01/15/25	566	563
Centene Escrow I Corp.
5.38%, 06/01/26 (c) (d)	2,808	2,845
CVS Health Corp.
4.30%, 03/25/28	4,500	4,427
4.78%, 03/25/38	2,814	2,771
5.05%, 03/25/48	4,303	4,359
Valeant Pharmaceuticals International Inc.
6.50%, 03/15/22 (a)	296	306
5.50%, 03/01/23 (a)	380	355
5.88%, 05/15/23 (a)	292	274
7.00%, 03/15/24 (a)	889	931
6.13%, 04/15/25 (a)	1,602	1,474
5.50%, 11/01/25 (a)	717	707
Other Securities		25,532
		46,440
Industrials 2.9%
General Electric Co.
5.00%, (callable at 100 beginning 01/21/21) (f)	13,151	12,990
International Lease Finance Corp.
4.63%, 04/15/21	2,237	2,282
Mexico City Airport Trust
5.50%, 07/31/47 (c) (d)	4,840	4,288
Other Securities		14,791
		34,351
Information Technology 1.5%
Microsoft Corp.
3.45%, 08/08/36	3,050	2,918
3.70%, 08/08/46	1,955	1,899
3.95%, 08/08/56	2,355	2,308
	Shares/Par[1]	Value ($)
Other Securities		11,046
		18,171
Materials 2.5%
Anglo American Capital Plc
4.75%, 04/10/27 (a)	2,539	2,500
4.00%, 09/11/27 (c) (d)	2,493	2,320
4.50%, 03/15/28 (a)	4,084	3,932
CF Industries Inc.
3.40%, 12/01/21 (a)	3,910	3,844
4.50%, 12/01/26 (a)	1,560	1,554
Freeport-McMoRan Inc.
3.88%, 03/15/23	1,578	1,490
4.55%, 11/14/24 (h)	3,808	3,619
5.40%, 11/14/34	1,794	1,631
Syngenta Finance NV
4.89%, 04/24/25 (a)	3,283	3,231
5.68%, 04/24/48 (a)	1,718	1,583
Other Securities		4,115
		29,819
Real Estate 0.6%
Other Securities		7,348
Telecommunication Services 0.5%
Other Securities		6,571
Utilities 3.6%
AES Corp.
4.00%, 03/15/21	5,165	5,146
Commonwealth Edison Co.
3.75%, 08/15/47	2,149	2,013
Exelon Corp.
3.50%, 06/01/22 (j)	2,013	1,989
5.10%, 06/15/45	1,756	1,864
FirstEnergy Corp.
3.90%, 07/15/27	4,123	3,992
4.85%, 07/15/47 (k)	1,518	1,551
Oncor Electric Delivery Co. LLC
4.10%, 06/01/22	1,679	1,720
2.95%, 04/01/25	4,550	4,350
Other Securities		20,673
		43,298
Total Corporate Bonds And Notes (cost $514,747)		507,685
SENIOR LOAN INTERESTS 2.2%
Consumer Discretionary 0.5%
Charter Communications Operating LLC
Term Loan B, 4.10%, (3M LIBOR + 2.00%), 04/30/25 (b)	1,510	1,507
Other Securities		4,960
		6,467
Consumer Staples 0.4%
JBS USA LLC
Term Loan B, 4.83%, (3M LIBOR + 2.50%), 06/30/24 (b)	4,008	3,974
Other Securities		983
		4,957
Energy 0.4%
Other Securities		4,344
Health Care 0.1%
Valeant Pharmaceuticals International Inc.
Term Loan B, 4.98%, (3M LIBOR + 3.00%), 05/19/25 (b)	815	812
Industrials 0.3%
Other Securities		3,174
Materials 0.1%
Other Securities		1,082
Telecommunication Services 0.4%
Other Securities		4,985
Total Senior Loan Interests (cost $25,742)		25,821
GOVERNMENT AND AGENCY OBLIGATIONS 38.3%
Mortgage-Backed Securities 20.8%
Federal Home Loan Mortgage Corp.
2.50%, 08/01/31	1,572	1,529

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
2.50%, 02/01/32	2,548	2,478
3.00%, 07/01/32	313	311
5.00%, 02/01/38	372	397
5.00%, 03/01/38	390	417
5.00%, 05/01/38	284	303
5.00%, 11/01/41	1,274	1,362
4.50%, 03/01/42	2,899	3,046
3.50%, 04/01/42	647	650
3.50%, 05/01/42	397	398
3.50%, 06/01/42	739	741
3.00%, 08/01/43	1,014	988
4.50%, 10/01/43	606	636
3.50%, 06/01/44	821	820
3.00%, 07/01/45	6,514	6,334
4.00%, 10/01/45	2,195	2,244
3.00%, 01/01/46	977	948
4.00%, 03/01/46	1,993	2,037
4.00%, 06/01/46	1,546	1,580
4.00%, 07/01/46	1,309	1,337
3.00%, 08/01/46	2,735	2,651
4.00%, 08/01/46	779	796
3.00%, 09/01/46	2,148	2,082
3.00%, 11/01/46	4,262	4,128
3.00%, 11/01/46	3,439	3,331
4.00%, 02/01/47	1,688	1,722
3.50%, 10/01/47	5,955	5,928
3.50%, 11/01/47	1,127	1,122
3.50%, 11/01/47 (e)	12,678	12,618
Federal National Mortgage Association
3.00%, 08/01/30	1,208	1,208
3.00%, 09/01/30	1,054	1,052
2.50%, 01/01/31	1,044	1,017
2.50%, 04/01/31	1,537	1,499
3.00%, 04/01/31	837	834
2.50%, 11/01/31	1,206	1,174
3.00%, 09/01/32	3,477	3,462
3.50%, 01/01/33 (e)	2,962	3,002
5.00%, 06/01/35	1,354	1,449
4.50%, 08/01/40	3,197	3,363
4.50%, 08/01/40	1,702	1,790
4.50%, 11/01/40	269	283
4.50%, 02/01/41	229	241
4.50%, 03/01/41	2,179	2,290
5.00%, 05/01/42	1,046	1,121
3.50%, 11/01/42	666	669
3.00%, 01/01/43	721	705
3.00%, 03/01/43	890	870
3.00%, 05/01/43	8,156	7,973
4.50%, 03/01/44	605	634
4.50%, 08/01/44	92	97
4.00%, 10/01/44	1,524	1,555
4.00%, 01/01/45	588	602
3.07%, (12M US LIBOR +/- MBS Spread), 04/01/45 (b)	1,815	1,818
3.50%, 12/01/45	3,653	3,649
3.50%, 12/01/45	1,283	1,281
3.50%, 12/01/45	4,042	4,038
3.50%, 01/01/46	2,844	2,839
3.50%, 01/01/46	2,810	2,806
4.00%, 03/01/46	759	776
3.00%, 04/01/46	1,843	1,790
3.50%, 05/01/46	551	550
4.50%, 06/01/46	1,353	1,424
3.00%, 07/01/46	1,442	1,399
4.50%, 08/01/46	3,299	3,459
3.00%, 11/01/46	4,449	4,313
3.50%, 11/01/46	10,642	10,637
3.50%, 11/01/46	2,019	2,017
3.00%, 01/01/47	2,852	2,765
4.00%, 04/01/47	2,042	2,083
4.00%, 04/01/47	5,178	5,282
4.00%, 05/01/47	3,829	3,906
4.50%, 05/01/47	1,287	1,342
4.00%, 08/01/47	11,787	12,025
4.00%, 09/01/47	3,546	3,618
	Shares/Par[1]	Value ($)
4.50%, 09/01/47	808	842
3.50%, 11/01/47	2,125	2,116
TBA, 4.50%, 07/15/48 (e)	3,482	3,625
Government National Mortgage Association
5.00%, 08/20/41	650	694
3.50%, 08/20/42	3,406	3,447
2.50%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity +/- MBS Spread), 05/20/43 (b)	531	542
3.50%, 06/20/43	1,153	1,167
4.00%, 05/20/44	2,539	2,613
3.00%, 07/15/45	687	674
3.00%, 07/20/45	5,491	5,395
3.50%, 02/20/46	1,207	1,212
3.50%, 04/20/46	1,053	1,061
3.50%, 08/20/46	4,375	4,403
3.50%, 09/20/46	6,425	6,467
3.50%, 11/20/46	1,522	1,530
3.00%, 12/20/46	9,583	9,394
4.00%, 02/20/47	1,943	1,996
3.50%, 03/20/47 (e)	5,915	5,944
4.00%, 04/20/47	976	1,003
3.50%, 05/20/47	8,299	8,340
4.00%, 07/20/47	6,958	7,140
TBA, 4.00%, 07/15/48 (e)	2,443	2,503
TBA, 4.50%, 07/15/48 (e)	2,408	2,503
		248,252
Municipal 0.3%
Other Securities		4,171
Sovereign 0.7%
Mexico Government International Bond
3.75%, 01/11/28	6,561	6,195
Other Securities		2,356
		8,551
U.S. Treasury Securities 16.5%
U.S. Treasury Bond
3.75%, 08/15/41	6,848	7,740
3.13%, 11/15/41	8,720	8,946
2.50%, 02/15/45	8,625	7,851
2.50%, 02/15/46 (e)	9,350	8,488
U.S. Treasury Note
1.63%, 04/30/19	4,000	3,977
1.50%, 05/31/19	5,618	5,576
1.38%, 02/29/20	2,110	2,071
1.38%, 04/30/20	11,600	11,363
1.50%, 05/31/20	8,700	8,531
2.00%, 11/15/21	1,031	1,009
2.00%, 02/15/22	16,161	15,782
1.88%, 04/30/22	14,930	14,487
1.63%, 05/31/23	18,000	17,086
2.75%, 02/15/24	21,579	21,545
2.50%, 05/15/24	15,150	14,909
2.25%, 11/15/25 (e)	36,751	35,344
1.50%, 08/15/26	6,375	5,755
2.25%, 08/15/27	6,350	6,040
		196,500
Total Government And Agency Obligations (cost $469,542)		457,474
SHORT TERM INVESTMENTS 5.1%
Investment Companies 4.3%
JNL Government Money Market Fund - Institutional Class, 1.79% (l) (m)	52,067	52,067
Securities Lending Collateral 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95% (m)	9,187	9,187
Total Short Term Investments (cost $61,254)		61,254
Total Investments 102.8% (cost $1,247,359)		1,226,178
Other Derivative Instruments 0.0%		20
Other Assets and Liabilities, Net (2.8)%		(33,409)
Total Net Assets 100.0%		1,192,789

(a) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2018, the value and the percentage of net assets of these liquid securities was $240,285

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

and 20.1%, respectively.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(d) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(e) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2018, the total payable for investments purchased on a delayed delivery basis was $90,046.

(f) Perpetual security. Next contractual call date presented, if applicable.

(g) Convertible security.

(h) All or portion of the security was on loan.

(i) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(j) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2018.

(k) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(l) Investment in affiliate.

(m) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Anglo American Capital Plc, 4.00%, 09/11/27	06/08/18	2,330	2,320	0.2
Bayer US Finance II LLC, 4.38%, 12/15/28	06/19/18	4,504	4,536	0.4
BMW Floorplan Master Owner Trust, Series 2018-A1-1, 3.15%, 05/17/21	06/07/18	2,068	2,071	0.2
Centene Escrow I Corp., 5.38%, 06/01/26	05/10/18	2,814	2,845	0.2
Community Health Systems Inc., 8.63%, 01/15/24	06/29/18	2,533	2,553	0.2
Credit Suisse Group AG, 4.21%, 06/12/24	06/07/18	2,515	2,512	0.2
Dell Equipment Finance Trust, Series 2018-A2A-1, 2.97%, 10/22/20	06/13/18	2,573	2,573	0.2
Mexico City Airport Trust, 5.50%, 07/31/47	09/14/17	4,810	4,288	0.4
Samarco Mineracao SA, 0.00%, 11/01/22	10/31/12	343	251	—
Westlake Automobile Receivables Trust, Series 2018-A1-2A, 2.50%, 05/15/19	05/10/18	5,039	5,040	0.4
		29,529	28,989	2.4

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
U.S. Treasury Long Bond	445	September 2018	64,643	14	(118)
U.S. Treasury Note, 10-Year	(1,565)	September 2018	(188,524)	—	431
U.S. Treasury Note, 2-Year	(254)	September 2018	(53,924)	8	119
U.S. Treasury Note, 5-Year	(262)	September 2018	(29,810)	6	42
Ultra 10-Year U.S. Treasury Note	163	September 2018	20,916	—	(14)
Ultra Long Term U.S. Treasury Bond	126	September 2018	20,055	(8)	50
				20	510

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/PPM America Value Equity Fund
COMMON STOCKS 99.6%
Consumer Discretionary 14.1%
Best Buy Co. Inc.	29	2,155
Comcast Corp. - Class A	100	3,281
Foot Locker Inc.	45	2,343
General Motors Co.	134	5,295
Macy's Inc.	106	3,975
Newell Brands Inc.	125	3,237
Royal Caribbean Cruises Ltd.	45	4,662
Viacom Inc. - Class B	185	5,580
		30,528
Consumer Staples 5.6%
Altria Group Inc.	74	4,185
Archer-Daniels-Midland Co.	119	5,454
Campbell Soup Co. (a)	63	2,538
		12,177
Energy 12.1%
Apache Corp.	113	5,306
Chevron Corp.	43	5,436
Diamond Offshore Drilling Inc. (a) (b)	114	2,370
Halliburton Co.	103	4,664
National Oilwell Varco Inc.	68	2,938
Occidental Petroleum Corp.	41	3,431
Patterson-UTI Energy Inc.	118	2,133
		26,278
Financials 24.6%
Allstate Corp.	59	5,376
Bank of America Corp.	160	4,508
Bank of the Ozarks Inc.	84	3,783
Citigroup Inc.	72	4,818
Goldman Sachs Group Inc.	21	4,522
Hartford Financial Services Group Inc.	104	5,302
Huntington Bancshares Inc.	195	2,886
JPMorgan Chase & Co.	45	4,720
Lincoln National Corp.	82	5,073
Morgan Stanley	99	4,712
PNC Financial Services Group Inc.	15	2,067
Wells Fargo & Co.	101	5,610
		53,377
Health Care 14.8%
AbbVie Inc.	58	5,374
CIGNA Corp.	21	3,620
CVS Health Corp.	46	2,954
Gilead Sciences Inc.	78	5,504
McKesson Corp.	34	4,482
Merck & Co. Inc.	76	4,583
Pfizer Inc.	152	5,507
		32,024
Industrials 10.1%
Caterpillar Inc.	39	5,291
Delta Air Lines Inc.	91	4,513
Lockheed Martin Corp.	7	2,098
Spirit Aerosystems Holdings Inc. - Class A	52	4,467
Terex Corp.	54	2,287
Textron Inc.	51	3,361
		22,017
Information Technology 11.9%
Alliance Data Systems Corp.	10	2,332
Apple Inc.	12	2,221
Avnet Inc.	103	4,396
Cisco Systems Inc.	91	3,916
HP Inc.	95	2,156
Intel Corp.	41	2,033
International Business Machines Corp.	31	4,345
Microsoft Corp.	44	4,339
		25,738
Materials 1.7%
Nucor Corp.	60	3,769
Telecommunication Services 2.5%
AT&T Inc.	169	5,423
	Shares/Par[1]	Value ($)
Utilities 2.2%
AES Corp.	160	2,146
Edison International	41	2,619
		4,765
Total Common Stocks (cost $189,286)		216,096
SHORT TERM INVESTMENTS 2.4%
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 1.79% (c) (d)	467	467
Securities Lending Collateral 2.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95% (d)	4,590	4,590
Total Short Term Investments (cost $5,057)		5,057
Total Investments 102.0% (cost $194,343)		221,153
Other Assets and Liabilities, Net (2.0)%		(4,251)
Total Net Assets 100.0%		216,902

(a) All or portion of the security was on loan.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/S&P Competitive Advantage Fund
COMMON STOCKS 99.9%
Consumer Discretionary 41.9%
Aptiv Plc	264	24,205
Best Buy Co. Inc.	1,310	97,728
Delphi Technologies Plc	88	3,980
Gap Inc. (a)	2,825	91,487
Lowe's Cos. Inc.	983	93,990
Michael Kors Holdings Ltd. (b)	1,076	71,671
Netflix Inc. (b)	389	152,135
Nordstrom Inc. (a)	1,720	89,074
O'Reilly Automotive Inc. (b)	245	67,006
Ross Stores Inc.	1,157	98,079
Starbucks Corp.	1,434	70,047
TJX Cos. Inc.	1,055	100,410
Tractor Supply Co.	1,262	96,568
Ulta Beauty Inc. (b)	382	89,230
		1,145,610
Consumer Staples 6.8%
Campbell Soup Co. (a)	1,760	71,351
Clorox Co.	413	55,915
Costco Wholesale Corp.	162	33,947
Hershey Co. (a)	247	22,950
		184,163
Health Care 3.9%
AmerisourceBergen Corp.	640	54,571
Mettler-Toledo International Inc. (b)	45	26,318
Varian Medical Systems Inc. (a) (b)	235	26,710
		107,599
Industrials 20.2%
3M Co. (a)	357	70,325
C.H. Robinson Worldwide Inc.	978	81,823
Delta Air Lines Inc.	1,587	78,619
Expeditors International of Washington Inc.	431	31,529
Fastenal Co. (a)	1,635	78,702
JB Hunt Transport Services Inc.	509	61,867
Robert Half International Inc.	1,542	100,392
Southwest Airlines Co.	945	48,082
		551,339
Information Technology 23.9%
Accenture Plc - Class A (a)	556	90,978
Automatic Data Processing Inc.	723	97,030
	Shares/Par[1]	Value ($)
F5 Networks Inc. (b)	609	104,948
MasterCard Inc. - Class A	343	67,321
Paychex Inc.	1,288	88,002
Seagate Technology	525	29,644
Skyworks Solutions Inc.	257	24,795
Texas Instruments Inc.	849	93,569
Western Union Co. (a)	2,737	55,633
		651,920
Materials 3.2%
LyondellBasell Industries NV - Class A	804	88,303
Total Common Stocks (cost $2,324,209)		2,728,934
SHORT TERM INVESTMENTS 4.5%
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 1.79% (c) (d)	3,139	3,139
Securities Lending Collateral 4.4%
Repurchase Agreement with CIT, 2.43% (Collateralized by various publicly traded domestic equities with a value of $49,500) acquired on 11/29/17, due 10/01/18 at $45,929 (e)	45,000	45,000
Repurchase Agreement with MLP, 2.43% (Collateralized by various publicly traded domestic equities with a value of $49,500) acquired on 06/22/18, due 09/20/18 at $45,273 (e)	45,000	45,000
Securities Lending Cash Collateral Fund LLC, 1.99% (c) (d)	29,891	29,891
		119,891
Treasury Securities 0.0%
U.S. Treasury Bill
1.94%, 09/06/18 (f) (g)	330	329
Total Short Term Investments (cost $123,359)		123,359
Total Investments 104.4% (cost $2,447,568)		2,852,293
Other Derivative Instruments 0.0%		7
Other Assets and Liabilities, Net (4.4)%		(119,688)
Total Net Assets 100.0%		2,732,612

(a) All or portion of the security was on loan.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

(e) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(f) All or a portion of the security is pledged or segregated as collateral.

(g) The coupon rate represents the yield to maturity.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
S&P 500 E-Mini Index	36	September 2018	5,017	7	(118)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/S&P Dividend Income & Growth Fund
COMMON STOCKS 99.8%
Consumer Discretionary 9.9%
Harley-Davidson Inc.	1,087	45,750
Leggett & Platt Inc. (a)	2,173	96,985
Nordstrom Inc. (a)	2,251	116,577
Omnicom Group Inc. (a)	731	55,761
Target Corp.	2,433	185,199
		500,272
Consumer Staples 7.9%
Altria Group Inc.	2,320	131,760
Coca-Cola Co.	2,189	95,986
General Mills Inc. (a)	1,847	81,758
Kimberly-Clark Corp. (a)	890	93,699
		403,203
Energy 11.1%
Chevron Corp.	890	112,498
Exxon Mobil Corp. (a)	1,294	107,075
Helmerich & Payne Inc. (a)	1,128	71,915
ONEOK Inc.	2,787	194,627
Valero Energy Corp.	701	77,722
		563,837
Financials 9.0%
CME Group Inc.	1,033	169,310
MetLife Inc.	1,066	46,478
People's United Financial Inc. (a)	8,278	149,753
Principal Financial Group Inc.	762	40,333
Wells Fargo & Co.	935	51,825
		457,699
Health Care 8.2%
Amgen Inc.	840	155,103
Cardinal Health Inc.	2,333	113,900
Eli Lilly & Co.	588	50,191
Gilead Sciences Inc.	712	50,438
Johnson & Johnson	379	46,001
		415,633
Industrials 9.0%
Emerson Electric Co.	2,332	161,264
General Electric Co.	4,946	67,317
PACCAR Inc.	689	42,708
United Parcel Service Inc. - Class B	918	97,568
WW Grainger Inc. (a)	294	90,604
		459,461
Information Technology 9.3%
Cisco Systems Inc.	4,014	172,701
Intel Corp. (a)	1,001	49,762
International Business Machines Corp.	998	139,362
QUALCOMM Inc.	915	51,338
Texas Instruments Inc.	552	60,868
		474,031
Materials 8.9%
Air Products & Chemicals Inc.	968	150,699
International Flavors & Fragrances Inc.	696	86,264
	Shares/Par[1]	Value ($)
Nucor Corp.	753	47,057
Praxair Inc. (a)	1,046	165,467
		449,487
Real Estate 8.9%
Kimco Realty Corp.	8,635	146,707
Simon Property Group Inc. (a)	305	51,883
Ventas Inc.	1,849	105,286
Welltower Inc.	2,382	149,335
		453,211
Telecommunication Services 8.9%
AT&T Inc.	4,105	131,824
CenturyLink Inc. (a)	8,970	167,203
Verizon Communications Inc.	3,077	154,809
		453,836
Utilities 8.7%
American Electric Power Co. Inc.	696	48,186
Consolidated Edison Inc.	659	51,375
Duke Energy Corp.	655	51,790
Public Service Enterprise Group Inc.	2,032	110,024
SCANA Corp.	791	30,484
Southern Co.	3,186	147,553
		439,412
Total Common Stocks (cost $4,942,691)		5,070,082
SHORT TERM INVESTMENTS 4.6%
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 1.79% (b) (c)	5,771	5,771
Securities Lending Collateral 4.5%
Repurchase Agreement with CIT, 2.43% (Collateralized by various publicly traded domestic equities with a value of $99,000) acquired on 11/29/17, due 10/01/2018 at $91,859 (d)	90,000	90,000
Repurchase Agreement with MLP, 2.43% (Collateralized by various publicly traded domestic equities with a value of $99,000) acquired on 06/22/18, due 09/20/18 at $90,547 (d)	90,000	90,000
Securities Lending Cash Collateral Fund LLC, 1.99% (b) (c)	49,055	49,055
		229,055
Treasury Securities 0.0%
U.S. Treasury Bill
1.94%, 09/06/18 (e) (f)	740	737
Total Short Term Investments (cost $235,563)		235,563
Total Investments 104.4% (cost $5,178,254)		5,305,645
Other Derivative Instruments 0.0%		11
Other Assets and Liabilities, Net (4.4)%		(223,366)
Total Net Assets 100.0%		5,082,290

(a) All or portion of the security was on loan.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

(d) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
S&P 500 E-Mini Index	106	September 2018	14,772	11	(347)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/S&P International 5 Fund *
COMMON STOCKS 98.6%
Australia 11.1%
CIMIC Group Ltd.	3	99
Other Securities		5,002
		5,101
Belgium 1.9%
Other Securities		891
Canada 8.6%
Barrick Gold Corp.	32	418
CGI Group Inc. - Class A (a)	6	406
Magna International Inc.	7	384
Rogers Communications Inc. - Class B	8	385
Sun Life Financial Inc.	9	354
Other Securities		2,027
		3,974
Denmark 1.5%
Carlsberg A/S - Class B	3	382
Other Securities		311
		693
Finland 0.9%
UPM-Kymmene Oyj	11	411
France 9.2%
AtoS SE	3	410
Capgemini SA	3	427
Klepierre	10	361
Orange SA	23	389
Schneider Electric SE	5	375
Veolia Environnement	16	347
Vinci SA	4	378
Other Securities		1,576
		4,263
Germany 3.4%
Allianz SE	2	349
BASF SE	4	357
Muenchener Rueckversicherungs AG	2	371
Other Securities		477
		1,554
Hong Kong 1.5%
Other Securities		674
Ireland 0.9%
ICON Plc (a)	3	417
Israel 0.2%
Other Securities		75
Italy 4.5%
Assicurazioni Generali SpA	21	353
Atlantia SpA	13	378
Poste Italiane SpA	41	346
Snam Rete Gas SpA	88	366
Terna Rete Elettrica Nazionale SpA (b)	63	341
Other Securities		304
		2,088
Japan 23.3%
Kansai Electric Power Co. Inc.	23	337
KDDI Corp.	13	361
Sompo Holdings Inc.	8	344
Other Securities		9,731
		10,773
Netherlands 5.2%
Koninklijke KPN NV	125	340
Koninklijke Philips Electronics NV	10	435
Randstad NV	6	327
Royal Dutch Shell Plc - Class A	12	433
Royal Dutch Shell Plc - Class B	12	444
Unilever NV - CVA	8	419
		2,398
	Shares/Par[1]	Value ($)
Norway 1.4%
Telenor ASA	18	361
Other Securities		279
		640
Singapore 1.8%
Other Securities		837
South Korea 0.9%
Other Securities		431
Spain 4.6%
ACS Actividades de Construccion y Servicios SA	8	305
Aena SME SA	2	350
Bankia SA	81	303
Red Electrica Corp. SA	20	407
Repsol SA	23	449
Other Securities		312
		2,126
Sweden 0.6%
Other Securities		275
Switzerland 1.5%
Zurich Insurance Group AG	1	354
Other Securities		326
		680
United Kingdom 15.2%
Aviva Plc	57	378
BHP Billiton Plc	19	423
Carnival Plc	6	340
International Consolidated Airlines Group SA	48	415
Legal & General Group Plc	109	381
Next Plc	6	467
Persimmon Plc	11	368
Relx Plc	19	411
Rio Tinto Plc	7	390
Standard Life Aberdeen Plc	77	328
Unilever Plc	8	424
Other Securities		2,709
		7,034
United States of America 0.4%
Other Securities		177
Total Common Stocks (cost $45,516)		45,512
RIGHTS 0.0%
Spain 0.0%
Repsol SA (a)	23	13
Total Rights (cost $13)		13
SHORT TERM INVESTMENTS 2.5%
Investment Companies 0.7%
JNL Government Money Market Fund - Institutional Class, 1.79% (c) (d)	338	338
Securities Lending Collateral 1.7%
Securities Lending Cash Collateral Fund LLC, 1.99% (c) (d)	798	798
Treasury Securities 0.1%
U.S. Treasury Bill
1.94%, 09/06/18 (e) (f)	30	30
Total Short Term Investments (cost $1,166)		1,166
Total Investments 101.1% (cost $46,695)		46,691
Other Derivative Instruments 0.0%		3
Other Assets and Liabilities, Net (1.1)%		(532)
Total Net Assets 100.0%		46,162

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Mini MSCI Emerging EAFE Index	5	September 2018	505	3	(16)

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
HKD/USD	UBS	07/03/18	HKD	42	5	—
SGD/USD	UBS	07/03/18	SGD	6	4	—
USD/SGD	UBS	07/02/18	SGD	(6)	(4)	—
					5	—

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/S&P Intrinsic Value Fund
COMMON STOCKS 99.6%
Consumer Discretionary 53.9%
Best Buy Co. Inc.	1,237	92,270
Discovery Inc. - Class A (a) (b)	3,498	96,195
Foot Locker Inc.	1,855	97,655
Ford Motor Co.	6,714	74,328
Gap Inc.	2,662	86,220
H&R Block Inc.	1,935	44,076
HanesBrands Inc. (b)	3,585	78,934
Harley-Davidson Inc. (b)	1,606	67,568
Interpublic Group of Cos. Inc.	1,213	28,431
Kohl's Corp.	1,546	112,735
Limited Brands Inc.	515	18,989
Lowe's Cos. Inc.	331	31,604
Macy's Inc.	2,263	84,696
Nordstrom Inc.	1,125	58,252
Omnicom Group Inc.	1,031	78,666
Pulte Homes Inc.	906	26,032
Ralph Lauren Corp. - Class A	794	99,755
Target Corp.	1,227	93,421
Twenty-First Century Fox Inc. - Class A	1,702	84,570
Wyndham Destinations Inc.	219	9,707
Wyndham Hotels & Resorts Inc.	221	13,007
		1,377,111
Consumer Staples 4.6%
Archer-Daniels-Midland Co.	591	27,092
Campbell Soup Co. (b)	592	23,998
General Mills Inc.	504	22,308
Walgreens Boots Alliance Inc.	738	44,264
		117,662
Energy 2.9%
Valero Energy Corp.	672	74,486
Health Care 19.4%
Amgen Inc.	287	52,973
Anthem Inc.	114	27,014
Cardinal Health Inc.	817	39,879
Celgene Corp. (a)	292	23,226
CVS Health Corp.	1,043	67,141
DaVita Inc. (a)	1,201	83,380

	Shares/Par[1]	Value ($)
Express Scripts Holding Co. (a)	1,134	87,586
Gilead Sciences Inc.	642	45,507
McKesson Corp.	515	68,650
		495,356
Information Technology 15.7%
Cisco Systems Inc.	1,457	62,702
HP Inc.	3,596	81,596
International Business Machines Corp.	505	70,521
Juniper Networks Inc.	2,804	76,882
NetApp Inc.	1,051	82,551
Western Union Co.	1,286	26,144
		400,396
Real Estate 2.2%
Host Hotels & Resorts Inc.	1,348	28,405
Simon Property Group Inc.	166	28,262
		56,667
Telecommunication Services 0.9%
AT&T Inc.	720	23,126
Total Common Stocks (cost $2,317,411)		2,544,804
SHORT TERM INVESTMENTS 3.8%
Investment Companies 0.0%
JNL Government Money Market Fund - Institutional Class, 1.79% (c) (d)	811	811
Securities Lending Collateral 3.8%
Securities Lending Cash Collateral Fund LLC, 1.99% (c) (d)	95,369	95,369
Treasury Securities 0.0%
U.S. Treasury Bill
1.94%, 09/06/18 (e) (f)	525	523
Total Short Term Investments (cost $96,703)		96,703
Total Investments 103.4% (cost $2,414,114)		2,641,507
Other Derivative Instruments 0.0%		8
Other Assets and Liabilities, Net (3.4)%		(87,513)
Total Net Assets 100.0%		2,554,002

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
S&P 500 E-Mini Index	73	September 2018	10,123	8	(189)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/S&P Mid 3 Fund
COMMON STOCKS 99.7%
Consumer Discretionary 40.1%
American Eagle Outfitters Inc.	143	3,315
AutoNation Inc. (a)	81	3,919
Bed Bath & Beyond Inc.	174	3,465
Big Lots Inc.	72	3,027
Brinker International Inc. (b)	224	10,651
Brunswick Corp.	50	3,202
Carter's Inc.	64	6,907
Cheesecake Factory Inc.	61	3,364
Churchill Downs Inc.	11	3,251
Cracker Barrel Old Country Store Inc. (b)	20	3,134
Dick's Sporting Goods Inc.	213	7,518
Gentex Corp.	131	3,012
KB Home	176	4,800
Michaels Cos. Inc. (a)	430	8,239
Papa John's International Inc. (b)	71	3,577
Polaris Industries Inc.	28	3,445
Sally Beauty Holdings Inc. (a)	168	2,692
Six Flags Entertainment Corp. (b)	64	4,452
Tempur Sealy International Inc. (a) (b)	82	3,959
Texas Roadhouse Inc.	51	3,346
Thor Industries Inc.	34	3,322
Tupperware Brands Corp.	41	1,690
Urban Outfitters Inc. (a)	76	3,395
Williams-Sonoma Inc. (b)	136	8,344
		106,026
Consumer Staples 9.0%
Boston Beer Co. Inc. - Class A (a)	18	5,375
Edgewell Personal Care Co. (a)	106	5,357
Energizer Holdings Inc.	75	4,707
Nu Skin Enterprises Inc. - Class A	39	3,016
Sprouts Farmers Market Inc. (a)	146	3,212
TreeHouse Foods Inc. (a)	41	2,168
		23,835
Energy 1.5%
PBF Energy Inc. - Class A	98	4,125
Financials 8.7%
American Financial Group Inc.	26	2,807
CNO Financial Group Inc.	134	2,546
Evercore Inc. - Class A	44	4,688
Federated Investors Inc. - Class B	130	3,035
Hanover Insurance Group Inc.	7	860
Legg Mason Inc.	53	1,847
Mercury General Corp.	30	1,358
RenaissanceRe Holdings Ltd.	23	2,795
SEI Investments Co.	49	3,096
		23,032
Health Care 4.8%
Allscripts-Misys Healthcare Solutions Inc. (a)	114	1,368
MEDNAX Inc. (a)	101	4,381
United Therapeutics Corp. (a)	30	3,353
WellCare Health Plans Inc. (a)	14	3,516
		12,618
Industrials 6.9%
AECOM (a)	60	1,984
Carlisle Cos. Inc.	40	4,287
	Shares/Par[1]	Value ($)
Deluxe Corp.	13	835
Dycom Industries Inc. (a)	34	3,204
Landstar System Inc.	28	3,041
Old Dominion Freight Line Inc.	20	3,023
Pitney Bowes Inc.	213	1,828
		18,202
Information Technology 12.2%
Cars.com Inc. (a)	77	2,188
CDK Global Inc.	59	3,835
Convergys Corp.	62	1,508
CoreLogic Inc. (a)	19	973
InterDigital Inc.	11	905
j2 Global Inc.	23	2,030
MAXIMUS Inc.	24	1,489
NCR Corp. (a)	95	2,841
Sabre Corp.	189	4,666
Tech Data Corp. (a)	36	2,988
Teradyne Inc.	206	7,839
Vishay Intertechnology Inc.	41	948
		32,210
Materials 4.7%
Bemis Co. Inc.	32	1,356
Louisiana-Pacific Corp.	268	7,282
Scotts Miracle-Gro Co. - Class A	45	3,746
		12,384
Real Estate 11.8%
Corporate Office Properties Trust	58	1,673
EPR Properties	34	2,229
Hospitality Properties Trust	63	1,793
Lamar Advertising Co. - Class A	41	2,805
Life Storage Inc.	36	3,531
Omega Healthcare Investors Inc. (b)	311	9,650
Senior Housing Properties Trust	141	2,558
Tanger Factory Outlet Centers Inc. (b)	221	5,190
Weingarten Realty Investors	60	1,850
		31,279
Total Common Stocks (cost $254,843)		263,711
SHORT TERM INVESTMENTS 11.7%
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 1.79% (c) (d)	416	416
Securities Lending Collateral 11.5%
Securities Lending Cash Collateral Fund LLC, 1.99% (c) (d)	30,440	30,440
Treasury Securities 0.0%
U.S. Treasury Bill
1.94%, 09/06/18 (e) (f)	60	60
Total Short Term Investments (cost $30,916)		30,916
Total Investments 111.4% (cost $285,759)		294,627
Other Derivative Instruments 0.0%		1
Other Assets and Liabilities, Net (11.4)%		(30,226)
Total Net Assets 100.0%		264,402

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
S&P MidCap 400 E-Mini Index	4	September 2018	798	1	(16)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/S&P Total Yield Fund
COMMON STOCKS 99.6%
Consumer Discretionary 37.9%
Best Buy Co. Inc.	710	52,968
CBS Corp. - Class B	402	22,607
Discovery Inc. - Class A (a) (b)	1,048	28,817
Foot Locker Inc.	1,180	62,142
Gap Inc.	2,464	79,808
H&R Block Inc.	935	21,291
HanesBrands Inc. (b)	2,328	51,253
Harley-Davidson Inc.	459	19,304
Kohl's Corp.	1,425	103,861
Macy's Inc.	2,882	107,864
Marriott International Inc. - Class A	167	21,168
Newell Brands Inc.	1,654	42,657
Nordstrom Inc.	460	23,798
Pulte Homes Inc.	1,525	43,845
Target Corp.	1,129	85,940
Viacom Inc. - Class B	1,530	46,136
Yum! Brands Inc.	275	21,548
		835,007
Consumer Staples 3.9%
Archer-Daniels-Midland Co.	564	25,857
Molson Coors Brewing Co. - Class B	311	21,171
Walgreens Boots Alliance Inc.	665	39,901
		86,929
Energy 3.0%
Andeavor Corp.	265	34,772
Valero Energy Corp.	274	30,410
		65,182
Financials 12.3%
Ameriprise Financial Inc.	462	64,706
Assurant Inc.	477	49,353
Capital One Financial Corp.	536	49,296
Discover Financial Services	325	22,910
Franklin Resources Inc.	613	19,642
Northern Trust Corp.	263	27,115
State Street Corp.	222	20,674
Unum Group	488	18,036
		271,732
Health Care 12.3%
Aetna Inc.	276	50,608
CVS Health Corp.	959	61,687
DaVita Inc. (a)	398	27,650
Express Scripts Holding Co. (a)	730	56,338
McKesson Corp.	314	41,953
Patterson Cos. Inc. (b)	1,398	31,688
		269,924
Industrials 8.3%
Alaska Air Group Inc.	369	22,266
Emerson Electric Co.	752	51,989

	Shares/Par[1]	Value ($)
General Electric Co.	2,238	30,454
Harris Corp.	342	49,391
TransDigm Group Inc.	82	28,415
		182,515
Information Technology 9.9%
Corning Inc.	812	22,338
Fidelity National Information Services Inc.	245	25,943
Juniper Networks Inc.	926	25,406
Lam Research Corp.	264	45,590
Motorola Solutions Inc.	514	59,811
Western Digital Corp.	266	20,582
Xerox Corp.	727	17,450
		217,120
Materials 7.7%
Albemarle Corp. (b)	377	35,528
Ball Corp.	1,180	41,955
CF Industries Holdings Inc.	577	25,604
PPG Industries Inc.	224	23,264
Sealed Air Corp. (b)	1,043	44,288
		170,639
Real Estate 3.2%
Welltower Inc.	337	21,146
Weyerhaeuser Co.	1,370	49,956
		71,102
Telecommunication Services 1.1%
CenturyLink Inc. (b)	1,346	25,087
Total Common Stocks (cost $2,157,000)		2,195,237
SHORT TERM INVESTMENTS 4.9%
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 1.79% (c) (d)	3,401	3,401
Securities Lending Collateral 4.7%
Securities Lending Cash Collateral Fund LLC, 1.99% (c) (d)	103,618	103,618
Treasury Securities 0.0%
U.S. Treasury Bill
1.94%, 09/06/18 (e) (f)	355	354
Total Short Term Investments (cost $107,373)		107,373
Total Investments 104.5% (cost $2,264,373)		2,302,610
Other Derivative Instruments 0.0%		6
Other Assets and Liabilities, Net (4.5)%		(98,684)
Total Net Assets 100.0%		2,203,932

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
S&P 500 E-Mini Index	54	September 2018	7,479	6	(131)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/Scout Unconstrained Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 9.3%
American Airlines Pass-Through Trust
Series 2013-A-2, 4.95%, 01/15/23	1,036	1,067
Bank of The West Auto Trust
Series 2017-A2-1, 1.78%, 02/15/21	6,338	6,306
COMM Mortgage Trust
Series 2012-ASB-CR4, REMIC, 2.44%, 07/15/22	3,987	3,941
Commercial Mortgage Pass-Through Certificates
Series 2014-A1-LC15, REMIC, 1.26%, 01/10/19	2,031	2,021
Continental Airlines Inc. Pass-Through Trust
Series 2007-A-1, 5.98%, 10/19/23	210	224
GreenPoint Mortgage Funding Trust
Series 2005-M3-HE1, REMIC, 2.99%, (1M US LIBOR + 0.90%), 09/25/34 (a)	75	75
GS Mortgage Securities Trust
Series 2014-A3-GC22, REMIC, 3.52%, 06/10/21	6,857	6,910
Series 2013-AAB-GC14, REMIC, 3.82%, 04/10/23	2,260	2,294
Hertz Vehicle Financing LLC
Series 2013-A2-1A, 1.83%, 08/25/18	890	889
Series 2015-A-2A, 2.02%, 09/25/18 (b)	7,811	7,798
Home Equity Loan Trust
Series 2006-AI3-HSA2, REMIC, 5.55%, 11/25/27 (a)	1,696	910
Huntington Auto Trust
Series 2015-A3-1, 1.24%, 09/16/19	101	101
Northwest Airlines Inc.
Series 2007-A-1, 7.03%, 11/01/19	2,831	2,942
UBS Commercial Mortgage Trust
Series 2018-A1-C11, 3.21%, 04/15/23	2,495	2,495
US Airways Pass-Through Trust
Series 2010-A-1, 6.25%, 04/22/23	1,584	1,695
Series 2012-A-1, 5.90%, 10/01/24	4,649	5,027
USAA Auto Owner Trust
Series 2015-A4-1, 1.54%, 07/16/18	2,972	2,970
Wells Fargo Commercial Mortgage Trust
Series 2013-ASB-LC12, REMIC, 3.93%, 04/15/23 (a)	4,960	5,049
WFRBS Commercial Mortgage Trust
Series 2013-A3-C18, REMIC, 3.65%, 11/15/20	3,290	3,316
Series 2014-A3-C21, REMIC, 3.43%, 08/15/21	4,435	4,459
Series 2012-ASB-C10, REMIC, 2.45%, 07/15/22	2,653	2,620
Total Non-U.S. Government Agency Asset-Backed Securities (cost $63,864)		63,109
CORPORATE BONDS AND NOTES 22.9%
Consumer Staples 0.6%
Campbell Soup Co.
2.97%, (3M US LIBOR + 0.63%), 03/15/21 (a)	555	553
Philip Morris International Inc.
2.00%, 02/21/20	3,550	3,493
		4,046
Energy 0.5%
Energy Transfer Partners LP
4.05%, 03/15/25	3,460	3,343
Financials 18.9%
AIG Global Funding
1.95%, 10/18/19 (b)	3,880	3,826
2.79%, (3M US LIBOR + 0.48%), 07/02/20 (a) (b)	3,350	3,349
Ally Financial Inc.
3.25%, 11/05/18	7,550	7,550
American Express Co.
2.20%, 10/30/20	3,195	3,120
American Express Credit Corp.
1.70%, 10/30/19	4,450	4,380
2.60%, 09/14/20	5,240	5,173
Citigroup Inc.
3.31%, (3M US LIBOR + 0.95%), 07/24/23 (a)	6,350	6,359
Daimler Finance North America LLC
1.75%, 10/30/19 (b)	4,175	4,103
2.30%, 01/06/20 (b)	6,625	6,534
3.10%, 05/04/20 (b) (c)	5,010	4,994
3.35%, 05/04/21 (b)	6,280	6,252
	Shares/Par[1]	Value ($)
Ford Motor Credit Co. LLC
2.94%, 01/08/19	4,390	4,392
2.43%, 06/12/20	5,880	5,762
General Motors Financial Co. Inc.
3.55%, 04/09/21	3,415	3,404
Goldman Sachs Group Inc.
2.75%, 09/15/20	1,795	1,772
JPMorgan Chase & Co.
2.75%, 06/23/20	4,525	4,487
2.88%, (3M US LIBOR + 0.55%), 03/09/21 (a)	11,105	11,140
JPMorgan Chase Bank NA
2.65%, (3M US LIBOR + 0.29%), 02/01/21 (a)	6,130	6,135
MassMutual Global Funding II
1.95%, 09/22/20 (b)	7,495	7,294
Metropolitan Life Global Funding I
2.56%, (3M US LIBOR + 0.23%), 01/08/21 (a) (b)	7,365	7,353
Reliance Standard Life Global Funding II
2.50%, 01/15/20 (b)	3,295	3,258
UBS AG
2.45%, 12/01/20 (b)	2,615	2,557
US Bank NA
3.15%, 04/26/21	6,575	6,581
Wells Fargo & Co.
2.55%, 12/07/20	1,817	1,787
3.59%, (3M US LIBOR + 1.23%), 10/31/23 (a)	6,450	6,569
		128,131
Health Care 1.6%
Abbott Laboratories
2.35%, 11/22/19	984	978
Becton Dickinson & Co.
2.13%, 06/06/19	3,220	3,190
2.40%, 06/05/20	4,440	4,357
CVS Health Corp.
3.70%, 03/09/23	2,765	2,736
		11,261
Industrials 0.9%
General Dynamics Corp.
2.88%, 05/11/20	5,870	5,869
Materials 0.4%
Sherwin-Williams Co.
2.25%, 05/15/20	2,600	2,562
Total Corporate Bonds And Notes (cost $155,982)		155,212
GOVERNMENT AND AGENCY OBLIGATIONS 61.7%
Collateralized Mortgage Obligations 0.0%
Federal National Mortgage Association
Series 2003-CA-89, REMIC, 4.50%, 09/25/18	148	149
Commercial Mortgage-Backed Securities 0.4%
Federal Home Loan Mortgage Corp.
Series A2-KP03, REMIC, 1.78%, 07/25/19	3,208	3,179
Mortgage-Backed Securities 5.6%
Federal National Mortgage Association
2.15%, (1M US LIBOR +/- MBS Spread), 10/01/19 (a)	22,350	22,339
2.77%, 06/01/23	3,438	3,398
TBA, 3.00%, 08/15/46 (d)	12,555	12,146
		37,883
Treasury Inflation Indexed Securities 2.1%
U.S. Treasury Inflation Indexed Bond
1.00%, 02/15/48 (e)	7,143	7,379
U.S. Treasury Inflation Indexed Note
0.50%, 01/15/28 (e)	7,141	6,985
		14,364
U.S. Treasury Securities 53.6%
U.S. Treasury Bond
2.75%, 11/15/47	2,710	2,583
U.S. Treasury Note
2.00%, 12/31/21	14,205	13,888
1.88%, 02/28/22	8,430	8,193
2.75%, 02/28/25 - 02/15/28	164,780	163,808
2.25%, 08/15/27 - 11/15/27	184,180	175,008
		363,480
Total Government And Agency Obligations (cost $422,932)		419,055

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 7.2%
Commercial Paper 2.0%
Ford Motor Credit Co. LLC
3.06%, 04/15/19 (f)	13,720	13,410
Investment Companies 5.1%
JNL Government Money Market Fund - Institutional Class, 1.79% (g) (h)	34,364	34,364
Securities Lending Collateral 0.1%
Securities Lending Cash Collateral Fund LLC, 1.99% (g) (h)	942	942
Total Short Term Investments (cost $48,690)		48,716
Total Investments 101.1% (cost $691,468)		686,092
Other Derivative Instruments (0.0)%		(146)
Other Assets and Liabilities, Net (1.1)%		(7,608)
Total Net Assets 100.0%		678,338

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2018, the value and the percentage of net assets of these liquid securities was $57,318 and 8.4%, respectively.

(c) All or portion of the security was on loan.

(d) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2018, the total payable for investments purchased on a delayed delivery basis was $12,088.

(e) Treasury inflation indexed note, par amount is adjusted for inflation.

(f) The coupon rate represents the yield to maturity.

(g) Investment in affiliate.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Euro-Bund	(1,115)	September 2018	EUR	(178,553)	(117)	(3,116)
U.S. Treasury Note, 10-Year	535	September 2018		64,351	—	(51)
U.S. Treasury Note, 5-Year	875	September 2018		99,526	(21)	(111)
					(138)	(3,278)

Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional[1,7]	Value[6] ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection[4]
CDX.NA.HY.30 (Q)	5.00	06/20/23	(9,940)	571	(8)	(44)
				571	(8)	(44)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Established Growth Fund *
COMMON STOCKS 98.6%
Consumer Discretionary 23.6%
Amazon.com Inc. (a)	520	884,312
Aptiv Plc	897	82,174
Booking Holdings Inc. (a)	189	383,152
Netflix Inc. (a)	369	144,555
Nike Inc. - Class B	1,175	93,616
Tesla Inc. (a) (b)	632	216,831
Walt Disney Co.	957	100,314
Wynn Resorts Ltd.	466	78,046
Other Securities		303,136
		2,286,136
Consumer Staples 1.7%
Philip Morris International Inc.	1,396	112,675
Other Securities		47,629
		160,304
Financials 6.0%
Charles Schwab Corp.	1,981	101,229
Chubb Ltd.	640	81,281
Intercontinental Exchange Inc.	1,197	88,032
JPMorgan Chase & Co.	947	98,698
Morgan Stanley	1,555	73,716
TD Ameritrade Holding Corp.	2,161	118,336
Other Securities		17,823
		579,115
Health Care 12.8%
Alexion Pharmaceuticals Inc. (a)	759	94,244
Anthem Inc.	468	111,398
Becton Dickinson & Co.	855	204,750
Centene Corp. (a)	629	77,442
Intuitive Surgical Inc. (a)	317	151,726
Stryker Corp.	923	155,841
UnitedHealth Group Inc.	962	236,063
Vertex Pharmaceuticals Inc. (a)	804	136,621
Other Securities		71,768
		1,239,853
Industrials 8.8%
Boeing Co.	952	319,430
Equifax Inc.	699	87,428
Fortive Corp.	1,053	81,230
Honeywell International Inc.	497	71,593
Roper Industries Inc.	333	91,922
TransUnion LLC	1,241	88,928
Other Securities		112,215
		852,746
Information Technology 42.4%
Alibaba Group Holding Ltd. - ADS (a) (b)	1,587	294,455
Alphabet Inc. - Class A (a)	223	251,696
Alphabet Inc. - Class C (a)	248	276,955
Apple Inc.	424	78,572
Broadcom Inc.	410	99,434
Electronic Arts Inc. (a)	700	98,728
Facebook Inc. - Class A (a)	2,471	480,242
	Shares/Par[1]	Value ($)
Fiserv Inc. (a)	943	69,834
Intuit Inc.	795	162,476
MasterCard Inc. - Class A	1,281	251,742
Microsoft Corp.	5,109	503,789
PayPal Holdings Inc. (a)	1,667	138,774
Salesforce.com Inc. (a)	1,283	174,988
ServiceNow Inc. (a)	418	72,113
Symantec Corp.	5,488	113,332
Tencent Holdings Ltd.	3,322	167,474
Texas Instruments Inc.	742	81,799
Visa Inc. - Class A	2,260	299,324
Workday Inc. - Class A (a)	573	69,421
Worldpay Inc. - Class A (a)	1,347	110,133
Other Securities		320,168
		4,115,449
Materials 0.6%
Other Securities		58,339
Real Estate 1.2%
Crown Castle International Corp.	1,109	119,566
Other Securities		276
		119,842
Utilities 1.5%
Sempra Energy	675	78,378
Other Securities		69,018
		147,396
Total Common Stocks (cost $6,843,385)		9,559,180
PREFERRED STOCKS 0.4%
Consumer Discretionary 0.2%
Other Securities		17,984
Industrials 0.1%
Other Securities		11,908
Real Estate 0.1%
Other Securities		6,966
Total Preferred Stocks (cost $18,542)		36,858
CORPORATE BONDS AND NOTES 0.2%
Consumer Discretionary 0.2%
Other Securities		17,753
Total Corporate Bonds And Notes (cost $18,422)		17,753
SHORT TERM INVESTMENTS 0.5%
Investment Companies 0.5%
JNL Government Money Market Fund - Institutional Class, 1.79% (c) (d)	4,818	4,818
T. Rowe Price Government Reserve Fund, 1.88% (c) (d)	50,271	50,271
Total Short Term Investments (cost $55,089)		55,089
Total Investments 99.7% (cost $6,935,438)		9,668,880
Other Assets and Liabilities, Net 0.3%		28,953
Total Net Assets 100.0%		9,697,833

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Airbnb Inc. - Class E	07/14/15	7,889	9,136	0.1
Airbnb Inc. - Series D	04/16/14	6,792	17,984	0.2
Beijing Xiaoju Kuaizhi Co. Ltd. - Series A-17	10/20/15	6,753	11,908	0.1
Dropbox Inc.	03/23/14	8,341	8,966	0.1
WeWork Co. - Series E	06/23/15	4,997	6,966	0.1
WeWork Co. - Class A	06/23/15	198	276	—
		34,970	55,236	0.6

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Mid-Cap Growth Fund *
COMMON STOCKS 92.7%
Consumer Discretionary 15.4%
Aptiv Plc	547	50,122
Dollar General Corp.	996	98,206
Marriott International Inc. - Class A	366	46,336
MGM Resorts International	1,624	47,145
Norwegian Cruise Line Holdings Ltd. (a)	1,541	72,812
Tapestry Inc.	2,182	101,921
Vail Resorts Inc.	201	55,112
Other Securities		388,178
		859,832
Consumer Staples 2.0%
Other Securities		112,887
Energy 1.4%
Concho Resources Inc. (a)	366	50,636
Other Securities		26,755
		77,391
Financials 9.2%
CBOE Global Markets Inc.	454	47,248
Fidelity National Financial Inc.	1,913	71,967
KKR & Co. LP	1,108	27,534
Progressive Corp.	1,269	75,061
TD Ameritrade Holding Corp.	1,493	81,772
Willis Towers Watson Plc	543	82,319
Other Securities		126,527
		512,428
Health Care 15.6%
Agilent Technologies Inc.	1,267	78,351
Alkermes Plc (a)	1,091	44,906
Bruker Corp.	1,576	45,762
Catalent Inc. (a)	1,086	45,493
Cooper Cos. Inc.	409	96,299
Envision Healthcare Corp. (a)	1,078	47,443
Hologic Inc. (a)	2,256	89,676
Teleflex Inc.	497	133,300
Other Securities		288,064
		869,294
Industrials 20.9%
Allegion Plc	564	43,631
Fortive Corp.	681	52,512
Gardner Denver Holdings Inc. (a)	887	26,077
Harris Corp.	579	83,759
HD Supply Holdings Inc. (a)	1,274	54,642
IDEX Corp.	630	85,982
Roper Industries Inc.	355	97,948
Sensata Technologies Holding Plc (a)	1,701	80,934
Textron Inc.	1,985	130,831
TransUnion LLC	769	55,091
Verisk Analytics Inc. (a)	539	58,018
Waste Connections Inc.	681	51,233

	Shares/Par[1]	Value ($)
Xylem Inc.	676	45,549
Other Securities		299,673
		1,165,880
Information Technology 22.2%
Black Knight Inc. (a)	814	43,590
CoreLogic Inc. (a)	959	49,772
Corning Inc.	1,827	50,261
Fiserv Inc. (a)	907	67,200
FleetCor Technologies Inc. (a)	215	45,234
IAC/InterActiveCorp. (a)	406	61,911
Keysight Technologies Inc. (a)	1,817	107,257
Match Group Inc. (a) (b)	115	4,466
Microchip Technology Inc. (b)	1,231	111,959
Workday Inc. - Class A (a)	451	54,625
Worldpay Inc. - Class A (a)	905	74,011
Xilinx Inc.	776	50,642
Other Securities		521,136
		1,242,064
Materials 5.0%
Air Products & Chemicals Inc.	363	56,530
Ball Corp.	1,715	60,968
RPM International Inc.	783	45,665
Other Securities		115,136
		278,299
Real Estate 0.1%
Other Securities		3,009
Utilities 0.9%
Other Securities		53,232
Total Common Stocks (cost $3,901,574)		5,174,316
PREFERRED STOCKS 0.2%
Real Estate 0.2%
Other Securities		12,741
Total Preferred Stocks (cost $4,627)		12,741
SHORT TERM INVESTMENTS 8.0%
Investment Companies 7.2%
JNL Government Money Market Fund - Institutional Class, 1.79% (c) (d)	6,847	6,847
T. Rowe Price Government Reserve Fund, 1.88% (c) (d)	394,618	394,618
		401,465
Securities Lending Collateral 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95% (d)	44,881	44,881
Total Short Term Investments (cost $446,346)		446,346
Total Investments 100.9% (cost $4,352,547)		5,633,403
Other Assets and Liabilities, Net (0.9)%		(50,332)
Total Net Assets 100.0%		5,583,071

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Dropbox Inc.	03/23/12	3,721	7,866	0.1
SurveyMonkey Inc.	04/22/14	679	392	—
WeWork Co. - Series D-2	12/10/14	2,036	5,606	0.1
WeWork Co. - Class A	12/10/14	949	3,009	0.1
WeWork Co. - Series D-1	12/10/14	2,591	7,135	0.1
		9,976	24,008	0.4

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Short-Term Bond Fund *
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 26.7%
Ally Master Owner Trust
Series 2018-A2-1, 2.70%, 01/15/21	4,600	4,555
Avis Budget Rental Car Funding AESOP LLC
Series 2013-A-2A, 2.97%, 02/20/19 (a)	1,570	1,570
Series 2013-B-2A, 3.66%, 02/20/19 (a)	545	546
Series 2014-A-1A, 2.46%, 07/20/19 (a)	880	876
Series 2014-A-2A, 2.50%, 02/20/20 (a)	5,485	5,438
Series 2015-A-1A, 2.50%, 07/20/20 (a)	1,650	1,627
Series 2015-A-2A, 2.63%, 12/20/20 (a)	850	840
Series 2016-A-1A, 2.99%, 06/21/21 (a)	2,200	2,178
Bayview Mortgage Fund IVC Trust
Series 2017-A-RT3, 3.50%, 01/28/58 (a) (b)	4,373	4,383
Chrysler Capital Auto Receivables Trust
Series 2016-A3-BA, 1.64%, 07/15/21 (a)	753	749
COLT Funding LLC
Series 2018-A1-1, REMIC, 2.93%, 02/25/48 (a) (b)	918	911
Series 2018-A3-1, REMIC, 3.08%, 02/25/48 (a) (b)	326	324
COLT Mortgage Loan Trust
Series 2017-A1-1, 2.61%, 05/27/47 (a) (b)	999	971
Series 2017-A3-1, 3.07%, 05/27/47 (a) (b)	149	146
Series 2017-A1A-2, REMIC, 2.41%, 10/25/47 (a) (b)	2,443	2,400
Series 2017-A2A-2, REMIC, 2.57%, 10/25/47 (a) (b)	1,040	1,024
Series 2017-A3A-2, REMIC, 2.77%, 10/25/47 (a) (b)	453	444
Series 2018-A1-2, REMIC, 3.47%, 07/27/48 (a) (b) (c)	4,499	4,499
Series 2018-A2-2, REMIC, 3.54%, 07/27/48 (a) (b) (c)	2,186	2,186
COMM Mortgage Trust
Series 2015-A1-CR26, REMIC, 1.60%, 04/10/20	1,539	1,520
Series 2015-A1-CR24, REMIC, 1.65%, 06/12/20	464	462
Series 2015-A1-CR25, REMIC, 1.74%, 07/10/20	1,479	1,462
Series 2016-A1-CR28, REMIC, 1.77%, 10/10/20	543	536
Series 2014-A-TWC, REMIC, 2.90%, (1M US LIBOR + 0.85%), 02/13/32 (a) (b)	1,280	1,280
Commercial Mortgage Pass-Through Certificates
Series 2014-A1-LC15, REMIC, 1.26%, 01/10/19	392	390
Series 2015-A2-LC23, REMIC, 3.22%, 10/10/20	4,595	4,604
Commercial Mortgage Trust
Series 2014-A1-UBS4, REMIC, 1.31%, 11/10/18	102	101
Series 2014-A1-LC17, REMIC, 1.38%, 12/10/18	231	230
Series 2014-A1-CR21, REMIC, 1.49%, 08/10/19	226	225
Series 2015-A1-CR22, REMIC, 1.57%, 10/10/19	330	328
Fannie Mae Connecticut Avenue Securities
Series 2016-2M1-C01, 4.19%, (1M US LIBOR + 2.10%), 08/25/28 (b)	375	376
Series 2016-2M1-C07, 3.39%, (1M US LIBOR + 1.30%), 04/25/29 (b)	332	333
Series 2017-1M1-C01, 3.39%, (1M US LIBOR + 1.30%), 07/25/29 (b)	1,147	1,155
Series 2017-2M1-C02, 3.24%, (1M US LIBOR + 1.15%), 09/25/29 (b)	2,755	2,771
Series 2017-2M1-C04, 2.94%, (1M US LIBOR + 0.85%), 11/25/29 (b)	2,403	2,408
Series 2017-1M1-C03, REMIC, 3.04%, (1M US LIBOR + 0.95%), 10/25/29 (b)	2,984	2,998
Series 2017-1M1-C05, REMIC, 2.64%, (1M US LIBOR + 0.55%), 01/25/30 (b)	3,237	3,238
Series 2017-2M1-C06, REMIC, 2.84%, (1M US LIBOR + 0.75%), 02/25/30 (b)	1,135	1,136
Series 2017-1M1-C06, REMIC, 2.84%, (1M US LIBOR + 0.75%), 02/25/30 (b)	2,433	2,436
Series 2018-2M1-C02, REMIC, 2.74%, (1M US LIBOR + 0.65%), 08/25/30 (b)	907	907
Freddie Mac Structured Agency Credit Risk Debt Note
Series 2017-M1-DNA3, REMIC, 2.84%, (1M US LIBOR + 0.75%), 03/25/30 (b)	2,235	2,238
Galaxy XXIX CLO Ltd.
Series 2018-A-29A, 3.12%, 11/15/26 (a) (d)	5,880	5,880
	Shares/Par[1]	Value ($)
Magnetite XVI Ltd.
Series 2015-AR-16A, 3.16%, (3M US LIBOR + 0.80%), 01/18/28 (a) (b)	5,120	5,100
Morgan Stanley Capital I Trust
Series 2017-B-CLS, 2.92%, (1M US LIBOR + 0.85%), 11/15/19 (a) (b)	1,925	1,925
Series 2017-C-CLS, 3.07%, (1M US LIBOR + 1.00%), 11/15/19 (a) (b)	1,545	1,545
Series 2015-A1-MS1, REMIC, 1.64%, 07/15/20	1,372	1,355
Santander Drive Auto Receivables Trust
Series 2015-E-2, 4.02%, 05/15/19 (a)	1,750	1,737
Series 2017-B-1, 2.10%, 07/15/19	305	303
Series 2015-D-4, 3.53%, 10/15/19	1,400	1,409
Series 2017-C-1, 2.58%, 06/15/20	370	367
Series 2016-B-1, 2.47%, 12/15/20	466	466
Series 2015-D-3, 3.49%, 05/17/21	4,725	4,756
Series 2018-C-1, 2.96%, 06/15/21	630	624
Series 2015-C-5, 2.74%, 12/15/21	3,490	3,491
Series 2015-D-5, 3.65%, 12/15/21	1,405	1,413
Series 2016-D-1, 4.02%, 04/15/22	1,035	1,047
Series 2015-E-3, REMIC, 4.50%, 06/17/23 (a)	1,520	1,534
Sequoia Mortgage Trust
Series 2018-A11-CH1, REMIC, 3.50%, 02/25/48 (a) (b)	3,437	3,398
Series 2018-A3-CH2, REMIC, 4.00%, 06/25/48 (a) (b) (d)	4,408	4,449
SLM Student Loan Trust
Series 2007-A4-7, 2.69%, (3M US LIBOR + 0.33%), 01/25/22 (b)	1,429	1,405
Series 2008-A4-1, 3.01%, (3M US LIBOR + 0.65%), 01/25/22 (b)	4,832	4,811
Series 2008-A4-4, 4.01%, (3M US LIBOR + 1.65%), 07/25/22 (b)	1,367	1,397
Series 2008-A-9, 3.86%, (3M US LIBOR + 1.50%), 04/25/23 (b)	1,080	1,100
Series 2008-A4-5, 4.06%, (3M US LIBOR + 1.70%), 07/25/23 (b)	1,506	1,544
Series 2010-A-1, 2.49%, (1M US LIBOR + 0.40%), 03/25/25 (b)	3,137	3,094
Towd Point Mortgage Trust
Series 2018-A1-2, 3.25%, 03/25/58 (a) (b)	5,153	5,139
Series 2015-A1B-5, REMIC, 2.75%, 09/25/22 (a) (b)	1,692	1,668
Series 2015-A1B-4, REMIC, 2.75%, 02/25/23 (a) (b)	1,810	1,787
Series 2016-A1B-1, REMIC, 2.75%, 02/25/55 (a) (b)	908	896
Series 2016-A3B-1, REMIC, 3.00%, 02/25/55 (a) (b)	1,176	1,157
Series 2016-A1A-2, REMIC, 2.75%, 08/25/55 (a) (b)	737	723
Series 2017-A1-1, REMIC, 2.75%, 10/25/56 (a) (b)	2,471	2,431
Series 2017-A1-2, REMIC, 2.75%, 04/25/57 (a) (b)	1,528	1,506
Series 2017-A1-3, REMIC, 2.75%, 06/25/57 (a) (b)	3,345	3,288
Series 2017-A1-6, REMIC, 2.75%, 10/25/57 (a) (b)	5,765	5,657
Series 2018-A1-1, REMIC, 3.00%, 01/25/58 (a) (b)	920	909
Other Securities		258,750
Total Non-U.S. Government Agency Asset-Backed Securities (cost $407,954)		404,862
CORPORATE BONDS AND NOTES 51.1%
Consumer Discretionary 4.3%
INVISTA Finance LLC
4.25%, 10/15/19 (a)	5,260	5,268
QVC Inc.
3.13%, 04/01/19	8,569	8,554
Time Warner Cable Inc.
6.75% - 8.75%, 07/01/18 - 02/14/19	2,955	2,999
8.25%, 04/01/19	5,830	6,047
Viacom Inc.
5.63%, 09/15/19	1,575	1,616
2.75%, 12/15/19	4,415	4,364

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Other Securities		35,915
		64,763
Consumer Staples 2.3%
BAT Capital Corp.
2.30%, 08/14/20 (a)	6,140	6,007
Danone SA
1.69%, 10/30/19 (a)	6,780	6,656
General Mills Inc.
2.89%, (3M US LIBOR + 0.54%), 04/16/21 (b)	4,635	4,642
Other Securities		17,129
		34,434
Energy 3.7%
Cenovus Energy Inc.
5.70%, 10/15/19	5,145	5,275
China Shenhua Overseas Capital Co. Ltd.
3.13%, 01/20/20	5,900	5,855
Encana Corp.
6.50%, 05/15/19	5,060	5,199
ONEOK Partners LP
3.20%, 09/15/18	5,385	5,391
Other Securities		35,112
		56,832
Financials 22.1%
ABN AMRO Bank NV
2.10%, 01/18/19 (a)	4,685	4,670
Banco Santander Chile
2.50%, 12/15/20 (a)	4,430	4,290
Banco Santander SA
3.46%, (3M US LIBOR + 1.12%), 04/12/23 (b)	2,200	2,203
China Overseas Finance VI Ltd.
4.25%, 05/08/19	2,810	2,828
Commonwealth Bank of Australia
1.75%, 11/02/18	6,984	6,964
Daimler Finance North America LLC
3.22%, (3M US LIBOR + 0.86%), 08/01/18 (a) (b)	3,745	3,747
1.75%, 10/30/19 (a)	5,620	5,522
2.30% - 3.10%, 05/04/20 - 02/12/21 (a)	2,010	1,991
Diamond 1 Finance Corp.
3.48%, 06/01/19 (a)	5,880	5,896
Discover Bank
7.00%, 04/15/20	4,820	5,078
3.10%, 06/04/20	1,680	1,670
Huntington National Bank
2.20%, 11/06/18	6,010	6,002
Hyundai Capital America Inc.
2.00% - 2.55%, 10/30/18 - 07/01/19 (a)	5,925	5,885
2.50%, 03/18/19 (a)	4,950	4,922
Morgan Stanley
3.21%, (3M US LIBOR + 0.85%), 01/24/19 (b)	6,170	6,194
5.50%, 01/26/20 - 07/24/20	1,820	1,897
2.90%, (3M US LIBOR + 0.55%), 02/10/21 (b)	3,065	3,069
Santander UK Group Holdings Plc
2.88%, 10/16/20	2,905	2,865
Santander UK Plc
2.13%, 11/03/20	1,035	1,004
Shire Acquisitions Investments Ireland Ltd.
1.90%, 09/23/19	9,100	8,956
UBS Group AG
3.00%, 04/15/21 (a)	5,035	4,961
UBS Group Funding Switzerland AG
3.55%, (3M US LIBOR + 1.22%), 05/23/23 (a) (b)	2,300	2,331
Other Securities		242,784
		335,729
Health Care 3.9%
HCA Inc.
3.75%, 03/15/19	6,915	6,931
HCP Inc.
2.63%, 02/01/20	300	296
Teva Pharmaceutical Finance Netherlands III BV
1.70%, 07/19/19	5,505	5,378
2.20%, 07/21/21	205	190
Other Securities		45,956
		58,751
	Shares/Par[1]	Value ($)
Industrials 4.3%
Delta Air Lines Inc.
2.88%, 03/13/20	4,890	4,853
2.60%, 12/04/20	690	675
3.80%, 04/19/23	735	724
Kansas City Southern
2.35%, 05/15/20	4,580	4,494
Stanley Black & Decker Inc.
2.45%, 11/17/18	8,720	8,708
Other Securities		46,721
		66,175
Information Technology 4.4%
Alibaba Group Holding Ltd.
2.50%, 11/28/19	6,170	6,130
Baidu Inc.
2.75%, 06/09/19	6,415	6,387
Broadcom Corp.
2.38%, 01/15/20	4,455	4,395
3.00%, 01/15/22	4,185	4,069
DXC Technology Co.
2.88%, 03/27/20	2,565	2,544
3.25%, (3M US LIBOR + 0.95%), 03/01/21 (b)	4,815	4,816
Keysight Technologies Inc.
3.30%, 10/30/19	8,835	8,812
Other Securities		30,457
		67,610
Materials 1.9%
CNAC HK Finbridge Co. Ltd.
4.13%, 03/14/21	1,840	1,844
Sherwin-Williams Co.
2.25%, 05/15/20	8,035	7,916
Syngenta Finance NV
3.70%, 04/24/20 (a)	2,235	2,236
Other Securities		16,960
		28,956
Real Estate 1.2%
ARC Properties Operating Partnership LP
3.00%, 02/06/19	6,931	6,924
Other Securities		11,270
		18,194
Telecommunication Services 0.4%
Other Securities		5,966
Utilities 2.6%
Origin Energy Finance Ltd.
3.50%, 10/09/18 (a)	4,360	4,360
State Grid Overseas Investment Ltd.
2.25%, 05/04/20 (a)	5,995	5,880
Other Securities		28,996
		39,236
Total Corporate Bonds And Notes (cost $782,473)		776,646
GOVERNMENT AND AGENCY OBLIGATIONS 20.1%
Collateralized Mortgage Obligations 1.9%
Federal Home Loan Mortgage Corp.
Series 2017-M1-HQA2, 2.89%, (1M US LIBOR + 0.80%), 12/25/29 (b)	903	905
Series 2017-M1-HQA3, 2.64%, (1M US LIBOR + 0.55%), 04/25/30 (b)	489	489
Series 2017-M1-DNA2, REMIC, 3.29%, (1M US LIBOR + 1.20%), 10/25/29 (b)	3,768	3,808
Series 2018-M1-DNA2, REMIC, 2.86%, (1M US LIBOR + 0.80%), 12/25/30 (a) (b)	4,960	4,959
Series PA-3713, REMIC, 2.00%, 02/15/40	2,824	2,756
Series 2017-M1-SC02, REMIC, 3.87%, 05/25/47 (a) (b)	675	666
Series 2017-M1-SPI1, REMIC, 3.98%, 09/25/47 (a) (b)	283	283
Series 2018-M1-SPI2, REMIC, 3.82%, 05/25/48 (a) (b)	1,100	1,100
Federal National Mortgage Association
Series 2009-AL-70, REMIC, 5.00%, 08/25/19	30	31
Series 2018-1M1-C03, REMIC, 2.77%, (1M US LIBOR + 0.68%), 10/25/30 (b)	2,771	2,771
Series 2018-PC-44, REMIC, 4.00%, 06/25/44	3,985	4,082

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Series 2016-FA-85, REMIC, 2.59%, (1M US LIBOR + 0.50%), 11/25/46 (b)	2,980	3,012
Freddie Mac Structured Agency Credit Risk Debt Note
Series 2017-M1-DNA1, REMIC, 3.29%, (1M US LIBOR + 1.20%), 03/25/21 (b)	1,283	1,293
Series 2017-M1-HQA1, REMIC, 3.29%, (1M US LIBOR + 1.20%), 08/25/29 (b)	2,112	2,126
		28,281
Commercial Mortgage-Backed Securities 0.2%
Federal Home Loan Mortgage Corp.
Series A1-K715, REMIC, 2.06%, 03/25/20	2,263	2,251
Mortgage-Backed Securities 5.3%
Federal Home Loan Mortgage Corp.
4.50% - 5.50%, 11/01/18 - 08/01/20	51	51
5.00%, 12/01/23	445	461
3.34% - 3.93%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity +/- MBS Spread), 09/01/33 - 09/01/35 (b)	491	519
3.43% - 3.97%, (12M US LIBOR +/- MBS Spread), 09/01/33 - 03/01/36 (b)	572	598
6.00%, 09/01/34 - 01/01/38	924	1,028
Federal National Mortgage Association
4.50% - 5.50%, 12/01/18 - 12/01/20	721	729
4.50%, 08/01/24	1,507	1,556
4.50% - 5.50%, 04/01/23 - 07/01/26	3,734	3,856
4.50%, 04/01/26	1,185	1,224
3.50%, 11/01/26	1,319	1,340
3.50%, 03/01/33	3,722	3,770
4.00%, 06/01/33	1,760	1,810
5.00%, 10/01/33	2,055	2,193
6.00%, 03/01/34	659	729
5.50%, 01/01/35	600	655
3.48% - 3.99%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity +/- MBS Spread), 06/01/33 - 02/01/36 (b)	1,305	1,371
3.10% - 4.07%, (6M US LIBOR +/- MBS Spread), 06/01/33 - 08/01/35 (b)	361	375
5.50%, 11/01/35	1,036	1,127
3.23% - 4.36%, (12M US LIBOR +/- MBS Spread), 03/01/33 - 03/01/36 (b)	1,972	2,068
5.50%, 01/01/37	673	733
5.50%, 08/01/37	633	688
3.00% - 6.50%, 03/01/30 - 10/01/46	7,125	7,632
5.00%, 05/01/38	1,262	1,349
5.50%, 09/01/38	922	1,003
5.50%, 06/01/39	857	934
4.50%, 09/01/39	1,402	1,475
5.50%, 12/01/39	870	949
4.00%, 08/01/43	2,440	2,504
4.50%, 06/01/44	4,314	4,536
3.50%, 01/01/46	985	983
3.00%, 11/25/47	3,949	3,907
Government National Mortgage Association
5.50%, 07/15/20	13	13
5.00%, 12/20/34 - 02/20/40	445	475
6.00%, 07/15/36	1,126	1,250
4.50%, 09/20/40	751	791
3.50%, 03/20/43	2,554	2,575
3.50%, 04/20/43	846	856
5.00%, 01/20/48	1,066	1,122
3.50% - 4.00%, 02/20/48 - 05/20/48 (e)	860	867
3.50%, 02/20/48 (e)	1,095	1,098
4.00%, 02/20/48	2,334	2,394
5.00%, 02/20/48	6,129	6,447
5.00%, 04/20/48	10,387	10,925
		80,966
Municipal 0.2%
Florida State Board of Administration Finance Corp.
2.16%, 07/01/19	3,650	3,627
U.S. Government Agency Obligations 9.9%
Federal Home Loan Bank
2.63%, 05/28/20 (f)	11,315	11,321
Federal Home Loan Mortgage Corp.
1.63%, 09/29/20 (f) (g)	33,260	32,534
	Shares/Par[1]	Value ($)
Federal National Mortgage Association
1.00%, 08/28/19 (f)	37,450	36,830
1.50%, 02/28/20 (f)	15,000	14,747
1.50%, 07/30/20 (f)	30,000	29,342
1.25%, 08/17/21 (f)	26,125	25,011
		149,785
U.S. Treasury Securities 2.6%
U.S. Treasury Note
1.63%, 11/30/20	27,100	26,490
1.38%, 05/31/21	14,180	13,684
		40,174
Total Government And Agency Obligations (cost $308,749)		305,084
SHORT TERM INVESTMENTS 1.9%
Certificates of Deposit 0.3%
Intesa Sanpaolo SpA
2.10%, 09/27/18	4,035	4,031
Commercial Paper 0.4%
Syngenta Wilmington Inc.
3.25%, 08/15/18 (a) (h)	5,610	5,590
Investment Companies 0.7%
JNL Government Money Market Fund - Institutional Class, 1.79% (i) (j)	4,000	4,000
T. Rowe Price Government Reserve Fund, 1.88% (i) (j)	7,106	7,106
		11,106
Securities Lending Collateral 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95% (j)	8,310	8,310
Total Short Term Investments (cost $29,038)		29,037
Total Investments 99.8% (cost $1,528,214)		1,515,629
Other Derivative Instruments (0.0)%		(27)
Other Assets and Liabilities, Net 0.2%		2,493
Total Net Assets 100.0%		1,518,095

(a) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2018, the value and the percentage of net assets of these liquid securities was $425,326 and 28.0%, respectively.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2018, the total payable for investments purchased on a delayed delivery basis was $2,183.

(f) The security is a direct debt of the agency and not collateralized by mortgages.

(g) All or portion of the security was on loan.

(h) The coupon rate represents the yield to maturity.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

(i) Investment in affiliate.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
U.S. Treasury Note, 10-Year	(56)	September 2018	(6,694)	—	(36)
U.S. Treasury Note, 2-Year	1,301	September 2018	275,472	(40)	116
U.S. Treasury Note, 5-Year	139	September 2018	15,730	(3)	63
				(43)	143

Forward Foreign Currency Contract

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/EUR	BCL	08/24/18	EUR	(102)	(120)	3
USD/EUR	CIT	08/24/18	EUR	(304)	(355)	10
USD/EUR	JPM	08/24/18	EUR	(102)	(120)	3
USD/EUR	MLP	08/24/18	EUR	(102)	(120)	3
USD/EUR	MSC	08/24/18	EUR	(102)	(119)	3
					(834)	22

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Value Fund *
COMMON STOCKS 98.5%
Consumer Discretionary 6.8%
Booking Holdings Inc. (a)	22	43,718
Twenty-First Century Fox Inc. - Class B	1,066	52,522
Other Securities		229,784
		326,024
Consumer Staples 7.2%
Philip Morris International Inc.	791	63,865
Tyson Foods Inc. - Class A	2,974	204,752
Other Securities		72,737
		341,354
Energy 9.7%
BP Plc - ADR	1,003	45,811
Chevron Corp.	640	80,882
EOG Resources Inc.	353	43,879
Phillips 66	444	49,832
Total SA - ADR	843	51,052
TransCanada Corp. (b)	1,599	69,099
Other Securities		121,756
		462,311
Financials 22.5%
American International Group Inc.	1,017	53,906
Bank of New York Mellon Corp.	1,040	56,102
Charles Schwab Corp.	883	45,099
Chubb Ltd.	464	58,905
Citigroup Inc.	817	54,648
Intercontinental Exchange Inc.	801	58,952
JPMorgan Chase & Co.	993	103,513
Marsh & McLennan Cos. Inc.	825	67,662
MetLife Inc.	1,120	48,825
PNC Financial Services Group Inc.	667	90,129
State Street Corp.	540	50,313
U.S. Bancorp	1,507	75,385
Wells Fargo & Co.	3,372	186,919
Other Securities		121,352
		1,071,710
Health Care 14.9%
Agilent Technologies Inc.	706	43,640
Becton Dickinson & Co.	277	66,251
CVS Health Corp.	897	57,703
Danaher Corp.	433	42,744
Medtronic Plc	911	77,995
Merck & Co. Inc.	1,079	65,479
Pfizer Inc.	3,001	108,866
Stryker Corp.	270	45,542
Other Securities		200,683
		708,903
Industrials 7.6%
American Airlines Group Inc.	1,547	58,725
Boeing Co.	249	83,473
Northrop Grumman Systems Corp.	215	66,248
Other Securities		154,356
		362,802
Information Technology 13.8%
Broadcom Inc.	209	50,706
Cisco Systems Inc.	2,307	99,272
Facebook Inc. - Class A (a)	277	53,826
Keysight Technologies Inc. (a)	892	52,668
Microsoft Corp.	2,205	217,484
Synopsys Inc. (a)	496	42,473
Texas Instruments Inc.	678	74,761
Other Securities		65,417
		656,607
Materials 3.7%
DowDuPont Inc.	913	60,188
International Paper Co.	1,915	99,709
Other Securities		17,524
		177,421
Real Estate 2.3%
Crown Castle International Corp.	817	88,143
	Shares/Par[1]	Value ($)
Other Securities		21,463
		109,606
Telecommunication Services 1.6%
AT&T Inc.	1,640	52,645
Other Securities		26,059
		78,704
Utilities 8.4%
Entergy Corp.	732	59,170
Evergy Inc.	937	52,614
NextEra Energy Inc.	628	104,908
Sempra Energy	475	55,145
Southern Co.	952	44,102
Other Securities		86,927
		402,866
Total Common Stocks (cost $4,511,901)		4,698,308
PREFERRED STOCKS 1.0%
Health Care 0.2%
Becton Dickinson & Co. - Series A, 6.13%, 05/01/20 (c)	188	11,643
Industrials 0.2%
Other Securities		7,362
Utilities 0.6%
NextEra Energy Inc., 6.12%, 09/01/19 (c)	345	19,686
Sempra Energy, 6.00%, 01/15/21 (c)	95	9,838
		29,524
Total Preferred Stocks (cost $43,219)		48,529
SHORT TERM INVESTMENTS 0.5%
Investment Companies 0.4%
JNL Government Money Market Fund - Institutional Class, 1.79% (d) (e)	3,075	3,075
T. Rowe Price Government Reserve Fund, 1.88% (d) (e)	15,999	15,999
		19,074
Securities Lending Collateral 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95% (e)	2,603	2,603
Total Short Term Investments (cost $21,677)		21,677
Total Investments 100.0% (cost $4,576,797)		4,768,514
Other Assets and Liabilities, Net (0.0)%		(4)
Total Net Assets 100.0%		4,768,510

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Convertible security.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/Vanguard Growth Allocation Fund
INVESTMENT COMPANIES 99.4%
Vanguard Emerging Markets Government Bond ETF	52	3,882
Vanguard FTSE Developed Markets ETF	1,068	45,837
Vanguard Global ex-U.S. Real Estate ETF	50	2,888
Vanguard Growth ETF	120	17,943
Vanguard Intermediate-Term Corporate Bond ETF - Admiral Shares	66	5,468
Vanguard Mid-Cap ETF (a)	106	16,744
Vanguard Mortgage-Backed Securities ETF	196	10,057
Vanguard MSCI Emerging Markets ETF	352	14,842
Vanguard REIT ETF (a)	46	3,776
Vanguard Short-Term Corporate Bond ETF (a)	83	6,517
Vanguard Short-Term Inflation-Protected Securities Index ETF	62	3,023
Vanguard Small-Cap ETF (a)	49	7,668
Vanguard Total Bond Market ETF	76	6,017
Vanguard Total Stock Market ETF	221	31,055
Vanguard Value ETF	181	18,778
Total Investment Companies (cost $198,455)		194,495
SHORT TERM INVESTMENTS 3.4%
Investment Companies 0.4%
JNL Government Money Market Fund - Institutional Class, 1.79% (b) (c)	770	770
Securities Lending Collateral 3.0%
Securities Lending Cash Collateral Fund LLC, 1.99% (b) (c)	5,963	5,963
Total Short Term Investments (cost $6,733)		6,733
Total Investments 102.8% (cost $205,188)		201,228
Other Assets and Liabilities, Net (2.8)%		(5,570)
Total Net Assets 100.0%		195,658

(a)  All or portion of the security was on loan.

(b)  Investment in affiliate.

(c)   Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

JNL/Vanguard Moderate Allocation Fund
INVESTMENT COMPANIES 99.2%
Vanguard Emerging Markets Government Bond ETF	43	3,293
Vanguard FTSE Developed Markets ETF	297	12,742
Vanguard Global ex-U.S. Real Estate ETF	17	1,012
Vanguard Growth ETF	33	4,956
Vanguard Intermediate-Term Corporate Bond ETF - Admiral Shares (a)	128	10,665
Vanguard Mid-Cap ETF	23	3,599
Vanguard Mortgage-Backed Securities ETF	343	17,627
Vanguard MSCI Emerging Markets ETF	92	3,873
Vanguard REIT ETF (a)	14	1,124
Vanguard Short-Term Corporate Bond ETF	158	12,329
Vanguard Short-Term Inflation-Protected Securities Index ETF	70	3,418
Vanguard Small-Cap ETF (a)	14	2,134
Vanguard Total Bond Market ETF	136	10,758
Vanguard Total Stock Market ETF	75	10,576
Vanguard Value ETF	48	5,042
Total Investment Companies (cost $104,343)		103,148
SHORT TERM INVESTMENTS 2.3%
Investment Companies 0.8%
JNL Government Money Market Fund - Institutional Class, 1.79% (b) (c)	766	766
Securities Lending Collateral 1.5%
Securities Lending Cash Collateral Fund LLC, 1.99% (b) (c)	1,592	1,592
Total Short Term Investments (cost $2,358)		2,358
Total Investments 101.5% (cost $106,701)		105,506
Other Assets and Liabilities, Net (1.5)%		(1,508)
Total Net Assets 100.0%		103,998

(a)  All or portion of the security was on loan.

(b)  Investment in affiliate.

(c)   Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

	Shares/Par[1]	Value ($)
JNL/Vanguard Moderate Growth Allocation Fund
INVESTMENT COMPANIES 99.8%
Vanguard Emerging Markets Government Bond ETF	65	4,914
Vanguard FTSE Developed Markets ETF	704	30,220
Vanguard Global ex-U.S. Real Estate ETF	35	2,033
Vanguard Growth ETF	84	12,618
Vanguard Intermediate-Term Corporate Bond ETF - Admiral Shares	126	10,487
Vanguard Mid-Cap ETF	53	8,312
Vanguard Mortgage-Backed Securities ETF	330	16,973
Vanguard MSCI Emerging Markets ETF	218	9,210
Vanguard REIT ETF (a)	28	2,273
Vanguard Short-Term Corporate Bond ETF	141	11,000
Vanguard Short-Term Inflation-Protected Securities Index ETF	104	5,101
Vanguard Small-Cap ETF	31	4,745
Vanguard Total Bond Market ETF	134	10,578
Vanguard Total Stock Market ETF	169	23,711
Vanguard Value ETF	125	13,003
Total Investment Companies (cost $167,130)		165,178
SHORT TERM INVESTMENTS 2.0%
Investment Companies 0.6%
JNL Government Money Market Fund - Institutional Class, 1.79% (b) (c)	992	992
Securities Lending Collateral 1.4%
Securities Lending Cash Collateral Fund LLC, 1.99% (b) (c)	2,291	2,291
Total Short Term Investments (cost $3,283)		3,283
Total Investments 101.8% (cost $170,413)		168,461
Other Assets and Liabilities, Net (1.8)%		(3,037)
Total Net Assets 100.0%		165,424

(a)  All or portion of the security was on loan.

(b)  Investment in affiliate.

(c)   Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/Westchester Capital Event Driven Fund *
COMMON STOCKS 57.3%
Consumer Discretionary 10.5%
Altice USA Inc. - Class A	107	1,820
Caesars Entertainment Corp. (a) (b) (c)	71	759
Tenneco Inc. (c)	114	5,011
Tribune Media Co. - Class A (b)	70	2,680
Twenty-First Century Fox Inc. - Class B	260	12,807
Other Securities		324
		23,401
Consumer Staples 3.0%
Pinnacle Foods Inc.	101	6,563
Rite Aid Corp. (a)	124	215
		6,778
Energy 4.1%
Andeavor Corp. (b)	44	5,784
Columbia Pipeline Group Inc. (a) (d) (e) (f)	134	3,417
		9,201
Financials 16.8%
Avista Healthcare Public Acquisition Corp. - Class A (a)	123	1,231
Big Rock Partners Acquisition Corp. (a)	113	1,119
CM Seven Star Acquisition Corp. (a)	247	2,431
Constellation Alpha Capital Corp. (a)	226	2,246
GigCapital Inc. (a)	302	2,978
Industrea Acquisition Corp. - Class A (a)	114	1,125
Legacy Acquisition Corp. - Class A (a) (b)	356	3,421
Modern Media Acquisition Corp. (a)	241	2,401
Pensare Acquisition Corp. (a)	165	1,640
Regalwood Global Energy Ltd. (a)	240	2,431
Trinity Merger Corp. (a)	188	1,890
XL Group Ltd.	163	9,138
Other Securities		5,593
		37,644
Health Care 4.0%
Aetna Inc. (b)	18	3,350
Envision Healthcare Corp. (a)	39	1,715
Shire Plc - ADR (c)	16	2,672
Other Securities		1,109
		8,846
Industrials 6.4%
Rockwell Collins Inc. (b)	93	12,481
United Technologies Corp. (c)	14	1,725
		14,206
Information Technology 5.1%
Cavium Inc. (a)	34	2,939
ConvergeOne Holdings Inc. - Class A	274	2,572
Mitel Networks Corp. (a)	103	1,130
Orbotech Ltd. (a) (b)	67	4,158
Other Securities		545
		11,344
Materials 6.1%
DowDuPont Inc. (c)	117	7,743
Huntsman Corp. (c)	196	5,719
Other Securities		247
		13,709
Real Estate 0.1%
Other Securities		216
Telecommunication Services 1.2%
AT&T Inc.	79	2,532
Other Securities		240
		2,772
Total Common Stocks (cost $126,043)		128,117
PREFERRED STOCKS 2.8%
Energy 1.2%
Callon Petroleum Co. - Series A, 10.00%, (callable at 50 beginning 08/09/18) (g)	28	1,446
NuStar Logistics LP, 9.08%, 01/15/43	53	1,332
		2,778
	Shares/Par[1]	Value ($)
Real Estate 1.6%
Colony Capital Inc., 8.75%, (callable at 25 begininng 05/15/19) (g)	68	1,764
Kimco Realty Corp. - Series M, 5.25%, (callable at 25 beginning 12/20/22) (g)	70	1,577
Other Securities		165
		3,506
Total Preferred Stocks (cost $6,364)		6,284
RIGHTS 0.3%
Big Rock Partners Acquisition Corp. (a)	113	44
CM Seven Star Acquisition Corp. (a)	247	79
GigCapital Inc. (a)	302	136
Pensare Acquisition Corp. (a)	165	74
Other Securities		259
Total Rights (cost $472)		592
WARRANTS 0.3%
Big Rock Partners Acquisition Corp. (a)	57	20
CM Seven Star Acquisition Corp. (a)	123	44
ConvergeOne Holdings Inc. (a) (d)	181	213
GigCapital Inc. (a)	226	102
Legacy Acquisition Corp. (a)	356	153
Pensare Acquisition Corp. (a)	83	53
Other Securities		163
Total Warrants (cost $476)		748
INVESTMENT COMPANIES 4.8%
BlackRock Debt Strategies Fund Inc.	189	2,116
BlackRock Floating Rate Income Strategies Fund Inc.	47	656
Invesco Dynamic Credit Opportunities Fund	78	908
Invesco Senior Income Trust	206	881
Western Asset High Income Opportunity Fund Inc. (b)	498	2,401
Other Securities		3,697
Total Investment Companies (cost $10,672)		10,659
CORPORATE BONDS AND NOTES 16.2%
Consumer Discretionary 3.3%
Caesars Entertainment Corp.
5.00%, 10/01/24 (h)	719	1,221
Rent-A-Center Inc.
6.63%, 11/15/20	701	702
4.75%, 05/01/21	937	936
Sinclair Television Group Inc.
6.13%, 10/01/22	4,109	4,187
Tribune Media Co.
5.88%, 07/15/22	243	245
		7,291
Consumer Staples 2.9%
HRG Group Inc.
7.75%, 01/15/22	5,435	5,612
Rite Aid Corp.
6.13%, 04/01/23 (i)	979	994
		6,606
Energy 1.2%
Enbridge Inc.
6.00%, 01/15/77 (h) (j)	2,925	2,757
Health Care 3.4%
Amsurg Corp.
5.63%, 07/15/22	6,763	6,896
Other Securities		608
		7,504
Industrials 0.9%
Altegrity Inc.
9.50%, 07/01/19 (i)	1,840	1,927
Materials 1.9%
Momentive Performance Materials Inc.
3.88%, 10/24/21	4,153	4,360
Real Estate 1.7%
QCP SNF West REIT LLC
8.13%, 11/01/23 (i)	3,439	3,724
Telecommunication Services 0.2%
Other Securities		422

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Utilities 0.7%
Dynegy Inc.
5.88%, 06/01/23	1,519	1,561
Total Corporate Bonds And Notes (cost $35,854)		36,152
OTHER EQUITY INTERESTS 0.0%
Other Securities		18
Total Other Equity Interests (cost $269)		18
SHORT TERM INVESTMENTS 5.0%
Investment Companies 5.0%
JNL Government Money Market Fund - Institutional Class, 1.79% (k) (l)	11,297	11,297
Total Short Term Investments (cost $11,297)		11,297
Total Investments 86.7% (cost $191,447)		193,867
Total Securities Sold Short (8.0)% (proceeds $19,455)		(17,873)
Total Purchased Options 0.5% (cost $1,192)		1,089
Other Derivative Instruments 1.5%		3,351
Other Assets and Liabilities, Net 19.3%		43,212
Total Net Assets 100.0%		223,646

(a) Non-income producing security.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) All or a portion of the security is subject to a written call option.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e) Shares subject to merger appraisal rights.

(f) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(g) Perpetual security. Next contractual call date presented, if applicable.

(h) Convertible security.

(i) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2018, the value and the percentage of net assets of these liquid securities was $6,645 and 3.0%, respectively.

(j) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(k) Investment in affiliate.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (8.0%)
COMMON STOCKS (8.0%)
Consumer Discretionary (2.2%)
Discovery Inc. - Class A	(33)	(903)
Marriott Vacations Worldwide Corp.	(28)	(3,189)
Sinclair Broadcast Group Inc. - Class A	(16)	(518)
Walt Disney Co.	(3)	(278)
		(4,888)
Consumer Staples (0.4%)
ConAgra Brands Inc.	(28)	(987)
Energy (2.2%)
Marathon Petroleum Corp.	(70)	(4,917)
Financials (0.0%)
Annaly Capital Management Inc.	(6)	(58)
	Shares/Par[1]	Value ($)
Health Care (0.4%)
CVS Health Corp.	(12)	(769)
Information Technology (1.5%)
Alibaba Group Holding Ltd. - ADS	(1)	(134)
KLA-Tencor Corp.	(17)	(1,725)
Marvell Technology Group Ltd.	(74)	(1,587)
		(3,446)
Materials (0.8%)
Praxair Inc.	(11)	(1,713)
Real Estate (0.5%)
Brookfield Property Partners LP	(58)	(1,095)
Total Common Stocks (proceeds $19,455)		(17,873)
Total Securities Sold Short (8.0%) (proceeds $19,455)		(17,873)

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Winthrop Realty Trust Escrow	08/08/15	269	18	—

Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Options on Securities
Altice USA Inc.	Put	15.00	08/17/18	564	17
Caesars Entertainment Corp.	Put	11.00	09/21/18	709	69
CBS Corp.	Put	50.00	07/20/18	1,568	19
Conagra Brands Inc.	Put	31.00	09/21/18	378	9
DowDuPont Inc.	Put	65.00	08/17/18	391	74
DowDuPont Inc.	Put	62.50	08/17/18	392	43
DXC Technology Co.	Put	85.00	09/21/18	12	3
DXC Technology Co.	Put	80.00	09/21/18	168	24
EQT Corp.	Put	45.00	09/21/18	1,628	73
Huntsman Corp.	Put	29.00	07/20/18	350	26
Huntsman Corp.	Put	29.00	08/17/18	1,573	205
Huntsman Corp.	Put	27.00	08/17/18	377	25
ILG Inc.	Put	28.00	09/21/18	270	11
Shire Plc	Put	145.00	08/17/18	35	2
SPDR S&P 500 ETF Trust	Call	280.00	07/20/18	119	3
SPDR S&P 500 ETF Trust	Put	274.00	07/20/18	120	52
SPDR S&P 500 ETF Trust	Put	272.00	07/20/18	80	27

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Exchange Traded Purchased Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
SPDR S&P 500 ETF Trust	Put	277.00	07/20/18	140	87
SPDR S&P 500 ETF Trust	Put	270.00	08/17/18	196	83
Tenneco Inc.	Put	40.00	07/20/18	642	13
Tenneco Inc.	Put	38.00	07/20/18	149	1
Tenneco Inc.	Put	41.00	08/17/18	245	28
Tenneco Inc.	Put	40.00	08/17/18	253	22
Trinity Industries Inc.	Put	30.00	07/20/18	1,954	17
Trinity Industries Inc.	Put	30.00	08/17/18	344	11
United Technologies Corp.	Put	105.00	08/17/18	270	6
United Technologies Corp.	Put	105.00	09/21/18	138	7
VanEck Vectors Semiconductor ETF	Put	104.00	07/20/18	228	70
Walt Disney Co.	Put	95.00	01/18/19	199	50
					1,077

OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts [1]	Value ($)
Options on Securities
Atlas Copco AB	JPM	Put	SEK	235.47	07/20/18	543	12
							12

Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Options on Securities
Altice USA Inc.	Put	17.00	08/17/18	564	(56)
Caesars Entertainment Corp.	Call	13.00	09/21/18	709	(19)
CBS Corp.	Call	55.00	07/20/18	392	(84)
CBS Corp.	Call	57.50	09/21/18	784	(188)
CenturyLink Inc.	Call	19.00	07/20/18	64	(2)
Conagra Brands Inc.	Call	35.00	09/21/18	378	(68)
DowDuPont Inc.	Call	70.00	08/17/18	391	(34)
DowDuPont Inc.	Call	67.50	08/17/18	392	(68)
DXC Technology Co.	Put	95.00	09/21/18	12	(8)
DXC Technology Co.	Put	90.00	09/21/18	60	(27)
DXC Technology Co.	Put	100.00	09/21/18	111	(115)
EQT Corp.	Put	50.00	09/21/18	1,628	(208)
GGP Inc.	Call	20.00	07/20/18	723	(42)
Huntsman Corp.	Call	34.00	08/17/18	634	(15)
Huntsman Corp.	Call	33.00	08/17/18	8	—
Huntsman Corp.	Call	30.00	08/17/18	283	(33)
Huntsman Corp.	Put	32.00	07/20/18	350	(99)
ILG Inc.	Call	32.00	09/21/18	540	(100)
Shire Plc	Call	165.00	07/20/18	183	(100)
Shire Plc	Call	160.00	08/17/18	35	(40)
SPDR S&P 500 ETF Trust	Call	270.00	07/20/18	119	(53)
SPDR S&P 500 ETF Trust	Put	267.00	07/20/18	140	(27)
SPDR S&P 500 ETF Trust	Put	260.00	08/17/18	392	(85)
Tenneco Inc.	Call	45.00	08/17/18	245	(45)
Tenneco Inc.	Call	43.00	08/17/18	253	(70)
Tenneco Inc.	Put	43.00	07/20/18	149	(12)
Trinity Industries Inc.	Put	34.00	07/20/18	1,954	(152)
Trinity Industries Inc.	Put	32.00	08/17/18	344	(27)
Twenty-First Century Fox Inc.	Call	45.00	07/20/18	86	(42)
United Technologies Corp.	Call	125.00	08/17/18	283	(104)
United Technologies Corp.	Call	120.00	09/21/18	138	(108)
United Technologies Corp.	Put	120.00	08/17/18	54	(10)
VanEck Vectors Semiconductor ETF	Put	95.00	07/20/18	228	(14)
Walt Disney Co.	Call	115.00	01/18/19	199	(52)
					(2,107)

OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Notional/ Contracts [1]	Value ($)
Options on Securities
Atlas Copco AB	JPM	Put	SEK	257.54	07/20/18	543	(53)
							(53)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
EUR/USD	JPM	07/05/18	EUR	4,083	4,765	(56)
EUR/USD	JPM	08/15/18	EUR	220	257	—
GBP/USD	JPM	07/13/18	GBP	2,537	3,345	(109)
GBP/USD	JPM	07/13/18	GBP	949	1,252	9
GBP/USD	JPM	07/17/18	GBP	289	381	(3)
GBP/USD	JPM	09/11/18	GBP	648	858	(52)
USD/EUR	JPM	07/05/18	EUR	(4,083)	(4,764)	344
USD/EUR	JPM	08/15/18	EUR	(5,291)	(6,194)	233
USD/GBP	JPM	07/13/18	GBP	(14,321)	(18,896)	645
USD/GBP	JPM	07/17/18	GBP	(432)	(569)	40
USD/GBP	JPM	09/11/18	GBP	(648)	(857)	51
					(20,422)	1,102

OTC Total Return Swap Agreements
Reference Entity[2]	Counterparty	Rate Paid/Received by Fund[9]	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
COMMON STOCKS
Andeavor Corp. (E)	BOA	1M LIBOR +0.40%	05/14/19 ††	4,630	—	(243)
Express Scripts Holding Co. (E)	BOA	1M LIBOR +0.40%	06/26/19 ††	1,356	—	50
Gemalto NV (E)	BOA	1M LIBOR +0.35%	05/31/19 ††	5,804	—	(23)
GGP Inc. (E)	BOA	1M LIBOR +0.75%	03/05/19 ††	5,592	—	(212)
Gramercy Property Trust Inc. (E)	BOA	1M LIBOR +0.40%	05/22/19 ††	3,276	—	19
Linde AG (E)	BOA	1M LIBOR +0.35%	04/16/19 ††	3,622	—	145
NXP Semiconductors NV (E)	BOA	1M LIBOR +0.40%	04/22/19 ††	22,175	—	(1,209)
Rite Aid Corp. (E)	BOA	1M LIBOR +0.40%	10/22/18 ††	98	—	(5)
Shire Plc (E)	BOA	1M LIBOR +0.80%	06/28/19 ††	571	—	(2)
Aetna Inc. (E)	JPM	3M LIBOR +0.30%	03/08/19 ††	9,718	—	270
CBS Corp. (E)	JPM	3M LIBOR +0.30%	09/21/18 ††	9,126	—	(399)
Discovery Inc. Series C (E)	JPM	3M LIBOR +0.00%	03/08/19 ††	—	—	837
Dr Pepper Snapple Group Inc. (E)	JPM	3M LIBOR +0.30%	03/20/19 ††	5,509	—	225
ILG Inc. (E)	JPM	3M LIBOR +0.30%	06/17/19 ††	8,543	—	182
Informa Plc (E)	JPM	3M LIBOR +0.00%	06/18/19 ††	—	—	188
Liberty Sirius XM Group Series A (E)	JPM	3M LIBOR +0.30%	01/22/19 ††	1,098	—	106
MTGE Investment Corp. (E)	JPM	3M LIBOR +0.30%	05/14/19 ††	846	—	23
Shire Plc (E)	JPM	3M LIBOR +0.30%	05/28/19 ††	1,551	—	88
Sky Plc (E)	JPM	3M LIBOR +0.30%	06/19/19 ††	14,060	—	1,808
Twenty-First Century Fox Inc. Class B (E)	JPM	3M LIBOR +0.30%	05/13/19 ††	5,076	—	1,770
Winthrop Realty Trust (E)‡	JPM	3M LIBOR +0.30%	08/13/18 ††	380	—	(355)
INVESTMENT COMPANIES
Altaba Inc. (E)	JPM	3M LIBOR +0.39%	06/26/19 ††	28,480	—	588
					—	3,851
Total return swap agreements - paying return
COMMON STOCKS
Brookfield Property Partners LP (Q)	BOA	1M LIBOR -9.75%	04/05/19 ††	(246)	—	3
CIGNA Corp. (Q)	BOA	1M LIBOR -0.40%	06/26/19 ††	(745)	—	(9)
Marathon Petroleum Corp. (Q)	BOA	1M LIBOR -0.40%	05/14/19 ††	(4,030)	—	299
Praxair Inc. (Q)	BOA	1M LIBOR -0.40%	04/16/19 ††	(2,148)	—	3
Takeda Pharmaceutical Co. Ltd. (Q)	BOA	3M LIBOR -1.00%	06/28/19 ††	(358)	—	(2)
Alibaba Group Holding Ltd. (Q)	JPM	3M LIBOR -0.60%	06/18/19 ††	(25,366)	—	304
Annaly Capital Management, Inc. (Q)	JPM	3M LIBOR -0.60%	05/14/19 ††	(419)	—	(15)
CVS Health Corp. (Q)	JPM	3M LIBOR -0.60%	03/08/19 ††	(3,100)	—	139
SIRI XM Holdings Inc. (Q)	JPM	3M LIBOR -4.75%	10/16/18 ††	(1,428)	—	(265)
Walt Disney Co. (Q)	JPM	3M LIBOR -0.60%	02/12/19 ††	(2,465)	—	101
					—	558

‡Swap agreement fair valued in good faith in accordance with the procedures approved by the JNL Series Trust’s Board of Trustees and classified as Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements” in the Notes to Financial Statements.

††For this swap agreement, the expiration date represents the termination date, which generally reflects the expected completion date for the event driven investment opportunity. The total return swap agreements expire 365 days after the effective date and are rolled over until the termination date. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/WMC Balanced Fund *
COMMON STOCKS 64.2%
Consumer Discretionary 4.8%
Comcast Corp. - Class A	3,279	107,592
Hilton Worldwide Holdings Inc.	603	47,769
Other Securities		217,647
		373,008
Consumer Staples 3.0%
PepsiCo Inc.	620	67,509
Philip Morris International Inc.	647	52,221
Other Securities		109,534
		229,264
Energy 6.6%
Chevron Corp.	1,053	133,164
ConocoPhillips Co.	943	65,632
Hess Corp.	1,351	90,401
Suncor Energy Inc.	1,886	76,713
Total SA - ADR	893	54,074
Other Securities		86,854
		506,838
Financials 13.7%
American International Group Inc.	928	49,193
Bank of America Corp.	6,092	171,736
BlackRock Inc.	92	45,825
Chubb Ltd.	733	93,069
Citigroup Inc.	834	55,794
Intercontinental Exchange Inc.	765	56,230
JPMorgan Chase & Co.	1,554	161,900
Marsh & McLennan Cos. Inc.	598	49,015
Northern Trust Corp.	607	62,406
PNC Financial Services Group Inc.	716	96,681
Principal Financial Group Inc.	910	48,183
Prudential Financial Inc.	1,038	97,095
Other Securities		71,202
		1,058,329
Health Care 8.9%
AstraZeneca Plc - ADR	1,936	67,962
Bristol-Myers Squibb Co.	1,776	98,277
CVS Health Corp.	788	50,683
Eli Lilly & Co.	698	59,600
Medtronic Plc	857	73,344
Merck & Co. Inc.	1,259	76,399
Pfizer Inc.	2,543	92,268
UnitedHealth Group Inc.	294	72,011
Other Securities		96,779
		687,323
Industrials 4.6%
Union Pacific Corp.	340	48,146
United Parcel Service Inc. - Class B	574	61,000
Other Securities		246,156
		355,302
Information Technology 11.9%
Alphabet Inc. - Class A (a)	114	128,556
Apple Inc.	362	66,961
Cisco Systems Inc.	1,488	64,046
eBay Inc. (a)	1,303	47,243
HP Inc.	2,204	50,011
Intel Corp.	1,978	98,329
Microsoft Corp.	2,061	203,187
Motorola Solutions Inc.	515	59,898
Other Securities		202,105
		920,336
Materials 3.0%
BHP Billiton Plc - ADR	1,007	45,284
International Paper Co.	1,093	56,933
Other Securities		126,538
		228,755
Real Estate 2.0%
American Tower Corp.	329	47,423
Simon Property Group Inc.	297	50,523
	Shares/Par[1]	Value ($)
Other Securities		54,906
		152,852
Telecommunication Services 2.1%
Verizon Communications Inc.	2,737	137,685
Other Securities		25,036
		162,721
Utilities 3.6%
Dominion Energy Inc.	933	63,604
Edison International	852	53,891
Exelon Corp.	1,239	52,798
Sempra Energy	637	73,994
Other Securities		37,128
		281,415
Total Common Stocks (cost $4,161,847)		4,956,143
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 5.0%
Banc of America Commercial Mortgage Trust
Series 2015-A4-UBS7, REMIC, 3.71%, 09/15/25	1,145	1,147
FREMF Mortgage Trust
Series 2013-B-K712, REMIC, 3.48%, 12/25/19 (b) (c)	1,145	1,149
GTP Acquisition Partners I LLC
Series 2015-A-1, 2.35%, 06/15/20 (c)	1,145	1,124
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2015-A5-JP1, REMIC, 3.91%, 12/15/25	3,290	3,342
Other Securities		378,544
Total Non-U.S. Government Agency Asset-Backed Securities (cost $389,360)		385,306
CORPORATE BONDS AND NOTES 13.2%
Consumer Discretionary 0.7%
Comcast Corp.
3.97% - 6.50%, 06/15/35 - 11/01/49	3,177	3,100
Other Securities		52,069
		55,169
Consumer Staples 0.5%
CVS Caremark Corp.
4.00%, 12/05/23	2,680	2,686
Philip Morris International Inc.
4.88%, 11/15/43	430	441
Other Securities		38,455
		41,582
Energy 1.2%
Other Securities		93,238
Financials 5.2%
ACE Capital Trust II
9.70%, 04/01/30	525	746
Bank of America Corp.
2.60%, 01/15/19	112	112
2.63%, 10/19/20 (d)	2,000	1,975
3.00% - 4.20%, 12/20/23 - 08/26/24	10,745	10,823
5.88%, 02/07/42 (d)	300	351
3.59% - 5.00%, 07/21/28 - 01/21/44	5,815	5,602
Citigroup Inc.
2.50%, 09/26/18 - 07/29/19	2,155	2,150
4.50%, 01/14/22	605	623
3.52% - 8.13%, 07/25/28 - 05/06/44	11,549	11,069
JPMorgan Chase & Co.
6.30%, 04/23/19	475	489
3.25% - 4.50%, 01/24/22 - 05/01/23	2,885	2,878
5.40% - 6.40%, 05/15/38 - 01/06/42	965	1,122
Northern Trust Corp.
3.45%, 11/04/20	490	494
PNC Bank NA
3.30%, 10/30/24	835	818
PNC Financial Services Group Inc.
3.90%, 04/29/24	830	831
Prudential Financial Inc.
2.30%, 08/15/18	1,885	1,885
Other Securities		357,756
		399,724

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Health Care 1.9%
CVS Health Corp.
4.10%, 03/25/25	9,090	9,023
4.88% - 5.13%, 07/20/35 - 07/20/45	5,310	5,395
Medtronic Inc.
2.50%, 03/15/20	755	749
3.15% - 3.63%, 03/15/22 - 03/15/25	3,145	3,117
Merck & Co. Inc.
2.80%, 05/18/23	940	919
4.15%, 05/18/43	630	642
UnitedHealth Group Inc.
3.88%, 10/15/20	600	609
2.88% - 3.85%, 03/15/22 - 06/15/28	6,360	6,365
4.63%, 11/15/41	1,040	1,089
Other Securities		115,714
		143,622
Industrials 0.4%
Other Securities		31,582
Information Technology 0.6%
Apple Inc.
2.85%, 05/06/21	1,800	1,794
3.00%, 02/09/24	1,765	1,727
3.25%, 02/23/26	1,106	1,078
Microsoft Corp.
2.40% - 2.88%, 02/06/24 - 08/08/26	6,890	6,633
3.70%, 08/08/46	1,500	1,457
Other Securities		34,176
		46,865
Materials 0.2%
Other Securities		17,936
Real Estate 0.3%
American Tower Corp.
5.00%, 02/15/24	1,135	1,177
3.45% - 4.40%, 09/15/21 - 02/15/26	5,325	5,298
Other Securities		19,436
		25,911
Telecommunication Services 0.5%
Verizon Communications Inc.
3.45%, 03/15/21	975	978
2.95%, 03/15/22	875	858
4.52% - 4.86%, 03/15/39 - 09/15/48	10,136	9,322
Other Securities		23,402
		34,560
Utilities 1.7%
Commonwealth Edison Co.
3.65%, 06/15/46	465	428
Dominion Energy Inc.
2.58%, 07/01/20 (e)	2,875	2,832
Dominion Resources Inc.
2.96% - 4.10%, 07/01/19 - 04/01/21 (e)	4,655	4,697
3.63%, 12/01/24	3,200	3,137
Infraestructura Energetica Nova SAB de CV
4.88%, 01/14/48 (c)	3,290	2,821
San Diego Gas & Electric Co.
5.35% - 6.00%, 06/01/39 - 05/15/40	900	1,055
Sempra Energy
3.25%, 06/15/27	3,630	3,381
Southern California Edison Co.
2.40%, 02/01/22	685	662
5.55%, 01/15/37	500	563
Other Securities		109,021
		128,597
Total Corporate Bonds And Notes (cost $1,043,261)		1,018,786
GOVERNMENT AND AGENCY OBLIGATIONS 15.8%
Collateralized Mortgage Obligations 0.8%
Federal Home Loan Mortgage Corp.
Series CA-4758, 3.00%, 07/15/47	20,124	19,875
Series JM-4165, REMIC, 3.50%, 09/15/41	2,908	2,943
Series AH-4143, REMIC, 1.75%, 09/15/42	13,108	12,404
Series DJ-4322, REMIC, 3.00%, 05/15/43	3,827	3,807
Federal National Mortgage Association
Series 2015-HP-28, REMIC, 3.50%, 06/25/44	5,514	5,570
	Shares/Par[1]	Value ($)
Series 2015-MC-16, REMIC, 3.00%, 01/25/45	14,127	13,790
Series 2017-AB-108, REMIC, 3.00%, 01/25/48	3,876	3,815
Government National Mortgage Association
Series 2005-HC-74, REMIC, 7.50%, 09/16/35	6	7
		62,211
Commercial Mortgage-Backed Securities 0.2%
Federal National Mortgage Association
Series 2015-A2-M12, REMIC, 2.89%, 05/25/25 (b)	8,250	8,012
Series 2017-FA-M5, REMIC, 2.46%, (1M US LIBOR +/- MBS Spread), 04/25/24 (b)	1,522	1,536
Series 2017-FA-M13, REMIC, 2.37%, (1M US LIBOR +/- MBS Spread), 10/25/24 (b)	3,310	3,358
		12,906
Mortgage-Backed Securities 8.0%
Federal Home Loan Mortgage Corp.
4.50%, 09/01/18 - 03/01/19	5	5
4.00%, 09/01/26	243	249
TBA, 3.00%, 07/15/33 (f)	14,665	14,558
3.00%, 09/01/46	30,371	29,435
3.00% - 7.00%, 11/01/30 - 10/01/46	7,353	7,219
3.00%, 11/01/46	23,737	23,042
3.00%, 12/01/46	30,052	29,107
3.00%, 12/01/46	32,671	31,644
2.50% - 3.00%, 12/01/31 - 12/01/46	11,254	10,932
3.00%, 01/01/47	21,779	21,094
3.00%, 02/01/47	14,210	13,764
3.50%, 08/01/47	33,834	33,686
3.50%, 10/01/47	31,200	31,054
3.50%, 11/01/47	7,723	7,687
3.00%, 12/01/47	7,465	7,230
TBA, 3.50%, 07/15/48 (f)	31,200	31,027
TBA, 5.50%, 07/15/48 (f)	2,400	2,566
Federal National Mortgage Association
2.49% - 2.89%, 12/01/26	11,947	11,412
2.47% - 4.50%, 09/01/23 - 08/01/27	20,115	19,786
2.00% - 2.50%, 05/01/30 - 01/01/32	7,592	7,349
TBA, 3.50%, 07/15/33 (f)	9,300	9,409
4.50% - 7.50%, 09/01/29 - 11/01/44	5,146	5,436
3.00%, 02/01/45	15,989	15,558
4.00%, 01/01/46	9,699	9,915
4.00%, 02/01/46	10,537	10,772
3.00%, 10/01/46	16,674	16,199
3.50%, 12/01/47	21,350	21,263
TBA, 2.50% - 3.00%, 07/15/33 - 07/15/48 (f)	10,300	10,032
TBA, 3.00%, 07/15/48 (f)	16,000	15,495
TBA, 3.50%, 07/15/48 (f)	64,050	63,733
TBA, 4.00%, 07/15/48 (f)	13,075	13,329
TBA, 5.00%, 07/15/48 (f)	20,600	21,823
TBA, 5.50%, 07/15/48 (f)	8,800	9,431
Government National Mortgage Association
6.00% - 6.50%, 02/15/24 - 04/15/26	10	11
4.00% - 7.00%, 11/15/32 - 12/20/44	9,045	9,791
TBA, 5.50%, 07/15/47 (f)	3,000	3,218
TBA, 4.00%, 07/15/48 (f)	37,650	38,577
TBA, 4.50%, 07/15/48 (f)	11,125	11,562
		618,400
Municipal 1.0%
New York State Urban Development Corp.
2.10%, 03/15/22	7,770	7,635
State of California
7.55% - 7.63%, 04/01/39 - 03/01/40	135	199
7.35%, 11/01/39	5,665	8,064
State of Connecticut
2.99%, 01/15/23	7,285	7,124
State of Illinois
5.10%, 06/01/33	12,055	11,408
Other Securities		46,223
		80,653
Sovereign 0.7%
Qatar Government International Bond
5.25%, 01/20/20 (c)	7,215	7,430
2.38%, 06/02/21 (c)	15,435	14,889
3.88%, 04/23/23 (c)	5,700	5,698

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
5.10%, 04/23/48 (c)	2,360	2,347
Other Securities		23,596
		53,960
Treasury Inflation Indexed Securities 1.4%
U.S. Treasury Inflation Indexed Note
0.38%, 01/15/27 (g)	78,246	76,021
0.50%, 01/15/28 (d) (g)	29,436	28,797
		104,818
U.S. Treasury Securities 3.7%
U.S. Treasury Bond
2.88%, 05/15/43	20,224	19,838
3.38%, 05/15/44	15,335	16,408
3.13%, 08/15/44	8,230	8,436
3.00%, 11/15/44 - 02/15/47	6,535	6,550
2.50%, 02/15/45	18,570	16,905
2.88%, 08/15/45	11,600	11,353
2.50%, 05/15/46	34,630	31,421
3.00%, 05/15/47	9,615	9,633
2.75%, 08/15/47	15,195	14,483
2.75%, 11/15/47	37,309	35,560
3.00% - 3.13%, 02/15/48 - 05/15/48 (d)	1,390	1,394
U.S. Treasury Note
1.38%, 03/31/20	5,590	5,482
1.63%, 11/30/20	23,900	23,362
2.00%, 11/30/20	29,600	29,193
1.88%, 12/15/20 (d)	5,610	5,515
1.75%, 06/30/22 (d)	2,300	2,217
1.88%, 09/30/22	10,000	9,666
2.13%, 12/31/22	29,515	28,768
2.25% - 2.75%, 03/31/23 - 02/15/28	11,460	11,331
		287,515
Total Government And Agency Obligations (cost $1,230,673)		1,220,463
SHORT TERM INVESTMENTS 5.9%
Investment Companies 4.4%
JNL Government Money Market Fund - Institutional Class, 1.79% (h) (i)	341,206	341,206
	Shares/Par[1]	Value ($)
Securities Lending Collateral 1.5%
Securities Lending Cash Collateral Fund LLC, 1.99% (h) (i)	110,737	110,737
Total Short Term Investments (cost $451,943)		451,943
Total Investments 104.1% (cost $7,277,084)		8,032,641
Total Forward Sales Commitments (0.1)% (proceeds $4,575)		(4,581)
Other Derivative Instruments (0.0)%		(31)
Other Assets and Liabilities, Net (4.0)%		(311,323)
Total Net Assets 100.0%		7,716,706

(a) Non-income producing security.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2018, the value and the percentage of net assets of these liquid securities was $655,783 and 8.5%, respectively.

(d) All or portion of the security was on loan.

(e) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2018.

(f) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2018, the total payable for investments purchased on a delayed delivery basis was $243,987.

(g) Treasury inflation indexed note, par amount is adjusted for inflation.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (0.1%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.1%)
Mortgage-Backed Securities (0.1%)
Federal National Mortgage Association
TBA, 4.50%, 08/15/46 (a)	(1,400)	(1,456)
	Shares/Par[1]	Value ($)
TBA, 4.50%, 07/15/48 (a)	(3,000)	(3,125)
Total Government And Agency Obligations (proceeds $4,575)		(4,581)
Total Forward Sales Commitments (0.1%) (proceeds $4,575)		(4,581)

(a) All or a portion of the security was sold on a delayed delivery basis. As of June 30, 2018, the total proceeds for investments sold on a delayed delivery basis was $4,575.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
U.S. Treasury Note, 10-Year	278	September 2018	33,213	—	199
U.S. Treasury Note, 5-Year	1,374	September 2018	155,772	(32)	338
Ultra 10-Year U.S. Treasury Note	(1,227)	September 2018	(156,921)	—	(423)
Ultra Long Term U.S. Treasury Bond	(20)	September 2018	(3,110)	1	(81)
				(31)	33

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/WMC Government Money Market Fund
GOVERNMENT AND AGENCY OBLIGATIONS 31.0%
U.S. Government Agency Obligations 17.3%
Federal Farm Credit Bank
2.06%, (US Treasury 3M Bill Money Market Yield + 0.15%), 04/12/19 (a) (b)	3,200	3,202
1.88%, (1D US Federal Funds Rate - 0.03%), 04/25/19 (a) (b)	3,000	3,000
2.01%, (US Treasury 3M Bill Money Market Yield + 0.10%), 06/27/19 - 07/03/19 (a) (b)	22,720	22,720
2.00%, (US Treasury 3M Bill Money Market Yield + 0.09%), 07/26/19 (a) (b)	17,675	17,675
1.91%, (1D US Federal Funds Rate + 0.00%), 08/08/19 (a) (b)	8,175	8,175
2.00%, (US Treasury 3M Bill Money Market Yield + 0.10%), 09/20/19 (a) (b)	10,000	10,000
1.98%, (US Treasury 3M Bill Money Market Yield + 0.08%), 11/01/19 (a) (b)	10,000	9,999
Federal Home Loan Bank
1.87%, (1M US LIBOR - 0.14%), 07/05/18 (a) (b)	12,500	12,500
1.88%, (1M US LIBOR - 0.17%), 07/09/18 (a) (b)	7,000	7,000
1.96%, (1M US LIBOR - 0.13%), 10/24/18 (a) (b)	27,000	27,000
2.15%, (3M US LIBOR - 0.21%), 10/26/18 (a) (b)	2,230	2,231
1.97%, (1M US LIBOR - 0.13%), 10/30/18 (a) (b)	24,500	24,500
1.84%, (1M US LIBOR - 0.15%), 11/01/18 (a) (b)	8,500	8,500
1.96%, (3M US LIBOR - 0.39%), 11/20/18 (a) (b)	12,400	12,400
2.01%, (3M US LIBOR - 0.31%), 03/08/19 (a) (b)	12,750	12,750
2.01%, (3M US LIBOR - 0.33%), 03/15/19 (a) (b)	18,000	18,000
		199,652
U.S. Treasury Securities 13.7%
U.S. Treasury Note
2.08%, (US Treasury 3M Bill Money Market Yield + 0.17%), 07/31/18 - 10/31/18 (a)	97,500	97,503
1.98%, (US Treasury 3M Bill Money Market Yield + 0.07%), 04/30/19 (a)	25,500	25,503
1.97%, (US Treasury 3M Bill Money Market Yield + 0.06%), 07/31/19 (a)	16,000	16,000
	Shares/Par[1]	Value ($)
1.96%, (US Treasury 3M Bill Money Market Yield + 0.05%), 10/31/19 (a)	20,000	20,000
		159,006
Total Government And Agency Obligations (cost $358,658)		358,658
SHORT TERM INVESTMENTS 59.0%
Repurchase Agreements 34.7%
Repurchase Agreements (c)		400,000
Treasury Securities 5.2%
U.S. Treasury Bill
1.94%, 09/20/18 (d)	12,250	12,197
2.10%, 12/20/18 (d)	48,000	47,525
		59,722
U.S. Government Agency Obligations 19.1%
Federal Home Loan Bank
1.78%, 07/05/18 (b) (d)	12,403	12,401
1.80%, 07/06/18 (b) (d)	6,000	5,999
1.85%, 07/11/18 (b) (d)	17,682	17,673
1.87%, 07/26/18 (b) (d)	5,975	5,967
1.88%, 07/18/18 - 08/08/18 (b) (d)	59,647	59,567
1.91%, 08/15/18 (b) (d)	22,309	22,256
1.92%, 08/22/18 (b) (d)	17,958	17,908
1.91%, 08/29/18 (b) (d)	24,000	23,925
1.94%, 09/05/18 (b) (d)	17,723	17,660
1.93%, 09/19/18 (b) (d)	2,627	2,616
1.93%, 09/21/18 (b) (d)	17,650	17,572
1.93%, 09/26/18 (b) (d)	17,600	17,518
		221,062
Total Short Term Investments (cost $680,784)		680,784
Total Investments 90.0% (cost $1,039,442)		1,039,442
Other Assets and Liabilities, Net 10.0%		114,882
Total Net Assets 100.0%		1,154,324

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented.

(b) The security is a direct debt of the agency and not collateralized by mortgages.

(c) For repurchase agreements held at June 30, 2018, see Repurchase Agreements in the Schedules of Investments.

(d) The coupon rate represents the yield to maturity.

Composition as of June 30, 2018:
Government Securities	34.5%
Other Short Term Investments	65.5
Total Investments	100.0%

Repurchase Agreements
Counter-party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Settlement Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
BCL	U.S. Treasury Note, 0.00-3.75%, due 04/25/2019-08/15/2041	26,516	25,500	2.05	06/29/18	07/02/18	25,004	25,000	25,000
BNP	U.S. Treasury Note, 2.75%, due 04/30/2023	13	13
BNP	Government National Mortgage Association, 2.93%, due 05/20/2043	7,159	7,394
BNP	Federal National Mortgage Association, 1.20-6.50%, due 08/16/2019-02/01/2057	17,486	17,784
BNP	Federal Home Loan Mortgage Corp., 3.50%, due 08/01/2042	206	207
		24,864	25,398	2.12	06/29/18	07/02/18	24,904	24,900	24,900
BOA	Government National Mortgage Association, 3.98-4.42%, due 01/20/2068-04/20/2068	12,552	13,770	2.09	06/29/18	07/02/18	13,502	13,500	13,500
DUB	U.S. Treasury Note, 0.00-2.38%, due 11/30/2018-08/15/2024	11,344	11,220	2.11	06/29/18	07/02/18	11,002	11,000	11,000
GSC	Government National Mortgage Association, 4.50%, due 05/20/2048	6,679	6,975
GSC	Federal National Mortgage Association, 3.42-7.00%, due 06/01/2032-04/01/2048	1,864	1,945
GSC	Federal Home Loan Mortgage Corp., 3.50-4.50%, due 11/01/2035-11/01/2047	30,730	31,881
		39,274	40,801	1.96	06/27/18	07/06/18	40,029	40,000	40,000
GSC	Federal National Mortgage Association, 2.50-4.50%, due 10/01/2024-05/01/2048	11,515	11,951

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Repurchase Agreements (continued)
Counter-party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Settlement Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
GSC	Federal Home Loan Mortgage Corp., 3.00-6.00%, due 01/01/2033-03/01/2048	23,556	23,749
		35,071	35,700	2.07	06/29/18	07/02/18	35,006	35,000	35,000
GSC	Federal National Mortgage Association, 2.54-6.50%, due 07/01/2026-05/01/2048	22,101	22,096
GSC	Federal Home Loan Mortgage Corp., 2.50-4.50%, due 07/01/2025-10/01/2046	18,557	18,704
		40,658	40,800	1.89	06/29/18	07/11/18	40,015	40,000	40,000
GSC	Government National Mortgage Association, 4.00-5.00%, due 08/20/2038-04/20/2048	3,988	4,109
GSC	Federal National Mortgage Association, 4.00-6.50%, due 07/01/2025-09/01/2039	1,762	1,878
GSC	Federal Home Loan Mortgage Corp., 2.00-6.00%, due 10/01/2030-04/01/2048	38,235	39,913
		43,986	45,900	1.90	06/25/18	07/02/18	45,017	45,000	45,000
JPM	U.S. Treasury Note, 1.875%, due 03/31/2022	88,830	86,703	2.10	07/02/18	07/02/18	85,015	85,000	85,000
RBC	Federal Home Loan Mortgage Corp., 2.50-3.00%, due 01/01/2033-05/01/2045	329	321
RBC	Federal National Mortgage Association, 2.25-4.66%, due 07/01/2021-12/01/2047	82,090	81,891
		82,419	82,212	2.10	06/29/18	07/02/18	80,614	80,600	80,600
									$400,000

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/WMC Value Fund
COMMON STOCKS 98.6%
Consumer Discretionary 10.5%
CBS Corp. - Class B	208	11,723
Comcast Corp. - Class A	846	27,744
Hilton Worldwide Holdings Inc.	224	17,742
Home Depot Inc.	87	16,894
Limited Brands Inc.	240	8,842
Newell Brands Inc.	364	9,400
Norwegian Cruise Line Holdings Ltd. (a)	227	10,750
Pulte Homes Inc.	449	12,913
Qurate Retail Group Inc. - Class A (a)	732	15,537
TJX Cos. Inc.	156	14,832
Viacom Inc. - Class B	309	9,306
		155,683
Consumer Staples 5.8%
British American Tobacco Plc	215	10,873
Kraft Heinz Foods Co.	126	7,892
Mondelez International Inc. - Class A	391	16,018
Philip Morris International Inc.	257	20,770
Unilever NV - ADR	229	12,747
US Foods Holding Corp. (a)	461	17,435
		85,735
Energy 12.4%
Canadian Natural Resources Ltd.	583	21,041
Chevron Corp.	360	45,474
EOG Resources Inc.	233	28,970
Exxon Mobil Corp.	234	19,346
Halliburton Co.	417	18,781
Marathon Oil Corp.	984	20,520
Occidental Petroleum Corp.	158	13,256
Pioneer Natural Resources Co.	80	15,164
		182,552
Financials 25.5%
American International Group Inc.	275	14,608
Bank of America Corp.	1,357	38,267
BlackRock Inc.	32	15,914
Chubb Ltd.	150	19,108
Citigroup Inc.	573	38,316
Goldman Sachs Group Inc.	75	16,439
Invesco Ltd.	593	15,742
JPMorgan Chase & Co.	639	66,611
M&T Bank Corp.	121	20,527
Marsh & McLennan Cos. Inc.	221	18,117
MetLife Inc.	311	13,557
NASDAQ Inc.	151	13,738
PNC Financial Services Group Inc.	258	34,807
Principal Financial Group Inc.	129	6,809
Unum Group	201	7,420
Wells Fargo & Co.	665	36,868
		376,848
Health Care 13.3%
Allergan Plc	100	16,689
AstraZeneca Plc - ADR	448	15,745
Bristol-Myers Squibb Co.	328	18,157
Eli Lilly & Co.	211	18,023
Koninklijke Philips Electronics NV - NYRS	395	16,700
Medtronic Plc	281	24,067
	Shares/Par[1]	Value ($)
Merck & Co. Inc.	480	29,143
Roche Holding AG	85	18,884
UnitedHealth Group Inc.	95	23,297
Zimmer Biomet Holdings Inc.	140	15,555
		196,260
Industrials 8.3%
Caterpillar Inc.	126	17,135
Eaton Corp. Plc	305	22,833
Fortune Brands Home & Security Inc.	293	15,756
Ingersoll-Rand Plc	246	22,102
Union Pacific Corp.	162	22,963
United Technologies Corp.	179	22,342
		123,131
Information Technology 12.4%
Analog Devices Inc.	140	13,453
Cisco Systems Inc.	878	37,766
Cognizant Technology Solutions Corp. - Class A	167	13,205
Intel Corp.	676	33,583
Maxim Integrated Products Inc.	265	15,530
Microsoft Corp.	149	14,731
NetApp Inc.	289	22,704
Nokia Oyj - ADR (b)	2,468	14,189
QUALCOMM Inc.	331	18,579
		183,740
Materials 3.6%
DowDuPont Inc.	348	22,935
FMC Corp.	122	10,874
International Paper Co.	356	18,562
		52,371
Real Estate 1.7%
Brixmor Property Group Inc.	516	8,999
Park Hotels & Resorts Inc.	546	16,725
		25,724
Telecommunication Services 1.6%
Verizon Communications Inc.	467	23,484
Utilities 3.5%
Dominion Energy Inc.	115	7,835
Edison International	207	13,072
Eversource Energy	290	17,019
NextEra Energy Inc.	78	12,982
		50,908
Total Common Stocks (cost $1,109,487)		1,456,436
SHORT TERM INVESTMENTS 1.7%
Investment Companies 1.3%
JNL Government Money Market Fund - Institutional Class, 1.79% (c) (d)	19,767	19,767
Securities Lending Collateral 0.4%
Securities Lending Cash Collateral Fund LLC, 1.99% (c) (d)	5,928	5,928
Total Short Term Investments (cost $25,695)		25,695
Total Investments 100.3% (cost $1,135,182)		1,482,131
Other Assets and Liabilities, Net (0.3)%		(4,958)
Total Net Assets 100.0%		1,477,173

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Short Term Investments in Affiliates

Certain Funds invested in a money market fund which is managed by Jackson National Asset Management, LLC. The JNL Government Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. Jackson National Asset Management, LLC serves as the Adviser and Administrator for the JNL Government Money Market Fund. The Funds sub-advised by T. Rowe Price Associates, Inc. invested in T. Rowe Price Government Reserve Fund as a cash management tool. The total value and cost of these investments is included in investments – affiliated in the Statements of Assets and Liabilities and the associated income is included in affiliated income in the Statements of Operations. There was no realized or unrealized gain or loss relating to transactions in these investments during the period ended June 30, 2018. The following table details the investments held during the period ended June 30, 2018.

JNL Government Money Market Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Dividend Income($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL/AB Dynamic Asset Allocation Fund	1,129	9,586	9,479	10	1,236	3.3
JNL/AQR Large Cap Relaxed Constraint Equity Fund	10,017	84,618	93,606	52	1,029	0.2
JNL/AQR Managed Futures Strategy Fund	122,472	51,583	56,337	849	117,718	33.9
JNL/BlackRock Global Allocation Fund	—	8,000	8,000	1	—	—
JNL/BlackRock Global Natural Resources Fund	13,984	137,674	148,206	58	3,452	0.4
JNL/BlackRock Large Cap Select Growth Fund	1,453	493,727	410,497	324	84,683	2.4
JNL/Boston Partners Global Long Short Equity Fund	—	172,811	141,689	74	31,122	5.7
JNL/Brookfield Global Infrastructure and MLP Fund	22,042	216,163	218,911	142	19,294	2.0
JNL/Causeway International Value Select Fund	49,650	183,351	172,390	327	60,611	3.5
JNL/ClearBridge Large Cap Growth Fund	13,225	83,129	74,135	102	22,219	4.0
JNL/Crescent High Income Fund	9,431	168,080	167,903	164	9,608	1.6
JNL/DFA U.S. Core Equity Fund	908	45,192	46,006	18	94	—
JNL/DoubleLine Core Fixed Income Fund	71,808	772,277	844,085	272	—	—
JNL/DoubleLine Emerging Markets Fixed Income Fund	5,952	100,749	99,183	80	7,518	1.4
JNL/DoubleLine Shiller Enhanced CAPE Fund	172,413	309,091	368,326	1,032	113,178	7.4
JNL/FPA + DoubleLine Flexible Allocation Fund	45,046	490,560	512,698	262	22,908	1.2
JNL/Franklin Templeton Global Fund	42,938	84,392	91,141	264	36,189	3.7
JNL/Franklin Templeton Global Multisector Bond Fund	119,176	619,645	441,891	1,898	296,930	17.6
JNL/Franklin Templeton Income Fund	172,927	535,052	568,460	1,132	139,519	5.8
JNL/Franklin Templeton International Small Cap Growth Fund	32,631	67,324	74,519	246	25,436	3.6
JNL/Franklin Templeton Mutual Shares Fund	68,885	106,692	96,269	483	79,308	7.0
JNL/Goldman Sachs Core Plus Bond Fund	57,000	644,300	611,570	684	89,730	8.4
JNL/Goldman Sachs Emerging Markets Debt Fund	500	126,604	115,592	66	11,512	3.9
JNL/GQG Emerging Markets Equity Fund	8,056	182,037	180,562	87	9,531	2.0
JNL/Harris Oakmark Global Equity Fund	56,264	94,586	127,540	203	23,310	2.3
JNL/Invesco China-India Fund	29,736	80,423	110,159	39	—	—
JNL/Invesco Diversified Dividend Fund	41,368	59,678	49,564	334	51,482	9.1
JNL/Invesco Global Real Estate Fund	19,118	164,168	177,002	78	6,284	0.4
JNL/Invesco International Growth Fund	106,195	120,560	181,190	567	45,565	3.3
JNL/Invesco Mid Cap Value Fund	10,489	73,979	72,616	95	11,852	2.2
JNL/Invesco Small Cap Growth Fund	45,354	219,769	197,279	432	67,844	3.2
JNL/JPMorgan MidCap Growth Fund	75,874	371,677	392,535	443	55,016	2.6
JNL/JPMorgan U.S. Government & Quality Bond Fund	69,010	114,111	136,890	315	46,231	3.7
JNL/Lazard Emerging Markets Fund	12,343	72,505	63,806	193	21,042	2.4
JNL/Mellon Capital Consumer Staples Sector Fund	193	10,747	10,796	2	144	0.6
JNL/Mellon Capital Emerging Markets Index Fund	22,088	127,458	145,097	171	4,449	0.3
JNL/Mellon Capital European 30 Fund	—	25,632	25,437	6	195	—
JNL/Mellon Capital Industrials Sector Fund	251	28,749	29,000	4	—	—
JNL/Mellon Capital Materials Sector Fund	312	48,374	48,423	8	263	0.5
JNL/Mellon Capital Pacific Rim 30 Fund	324	24,834	24,255	9	903	0.3
JNL/Mellon Capital Real Estate Sector Fund	77	12,952	12,905	2	124	0.1
JNL/Mellon Capital S&P 500 Index Fund	179,483	205,281	322,399	452	62,365	0.8
JNL S&P 500 Index Fund	63	12,987	12,670	3	380	2.3
JNL/Mellon Capital S&P 400 MidCap Index Fund	16,716	250,579	221,144	252	46,151	1.5
JNL/Mellon Capital S&P 1500 Growth Index Fund	29	24,020	23,516	4	533	1.4
JNL/Mellon Capital S&P 1500 Value Index Fund	20	7,799	7,579	2	240	1.6
JNL/Mellon Capital Small Cap Index Fund	7,775	148,371	143,366	95	12,780	0.5
JNL/Mellon Capital International Index Fund	36,310	71,586	101,379	42	6,517	0.3
JNL/Mellon Capital MSCI KLD 400 Social Index Fund	239	7,152	7,078	1	313	1.2
JNL/Mellon Capital Bond Index Fund	87,692	96,878	102,985	597	81,585	7.0
JNL/Mellon Capital Utilities Sector Fund	—	5,728	5,484	1	244	0.4
JNL/MFS Mid Cap Value Fund	16,584	71,994	75,777	74	12,801	1.4
JNL Multi-Manager Alternative Fund	266,872	645,448	610,866	1,932	301,454	28.5
JNL Multi-Manager Mid Cap Fund	29,934	173,016	196,542	155	6,408	0.7
JNL Multi-Manager Small Cap Growth Fund	34,196	357,773	321,691	336	70,278	3.4
JNL Multi-Manager Small Cap Value Fund	24,398	164,029	164,643	179	23,784	1.9
JNL/Neuberger Berman Strategic Income Fund	2,144	187,995	180,032	39	10,107	1.4
JNL/Oppenheimer Emerging Markets Innovator Fund	24,366	185,233	182,563	186	27,036	4.8
JNL/Oppenheimer Global Growth Fund	74,260	199,119	246,768	275	26,611	1.0

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

JNL Government Money Market Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Dividend Income($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL/PPM America Floating Rate Income Fund	57,804	269,774	283,003	555	44,575	2.8
JNL/PPM America High Yield Bond Fund	34,304	404,558	410,961	280	27,901	1.3
JNL/PPM America Mid Cap Value Fund	1,621	47,150	48,507	16	264	—
JNL/PPM America Small Cap Value Fund	11,913	87,971	96,604	31	3,280	0.4
JNL/PPM America Total Return Fund	29,655	266,833	244,421	193	52,067	4.4
JNL/PPM America Value Equity Fund	1,785	15,643	16,961	4	467	0.2
JNL/S&P Competitive Advantage Fund	1,276	126,963	125,100	31	3,139	0.1
JNL/S&P Dividend Income & Growth Fund	13,107	134,552	141,888	26	5,771	0.1
JNL/S&P International 5 Fund	231	5,453	5,346	1	338	0.7
JNL/S&P Intrinsic Value Fund	4,728	107,364	111,281	32	811	—
JNL/S&P Mid 3 Fund	1,338	17,964	18,886	4	416	0.2
JNL/S&P Total Yield Fund	5,376	75,735	77,710	29	3,401	0.2
JNL/Scout Unconstrained Bond Fund	105,814	195,256	266,706	264	34,364	5.1
JNL/T. Rowe Price Established Growth Fund	6,000	91,216	92,398	33	4,818	—
JNL/T. Rowe Price Mid-Cap Growth Fund	3,809	83,733	80,695	32	6,847	0.1
JNL/T. Rowe Price Short-Term Bond Fund	2,000	64,000	62,000	22	4,000	0.3
JNL/T. Rowe Price Value Fund	3,831	86,010	86,766	27	3,075	0.1
JNL/Vanguard Growth Allocation Fund	552	87,016	86,798	18	770	0.4
JNL/Vanguard Moderate Allocation Fund	1,017	36,391	36,642	8	766	0.7
JNL/Vanguard Moderate Growth Allocation Fund	1,019	54,241	54,268	13	992	0.6
JNL/Westchester Capital Event Driven Fund	15,455	124,162	128,320	72	11,297	5.1
JNL/WMC Balanced Fund	519,298	570,643	748,735	2,532	341,206	4.4
JNL/WMC Value Fund	46,407	116,617	143,257	174	19,767	1.3

T. Rowe Price Government Reserve Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Dividend Income($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL/T. Rowe Price Established Growth Fund	47,453	731,223	728,405	525	50,271	0.5
JNL/T. Rowe Price Mid-Cap Growth Fund	271,264	495,373	372,019	2,915	394,618	7.1
JNL/T. Rowe Price Short-Term Bond Fund	1,816	233,280	227,990	76	7,106	0.5
JNL/T. Rowe Price Value Fund	22,537	586,611	593,150	153	15,999	0.3

Certain Funds participating in securities lending receive cash collateral daily, which is invested by JPMorgan Chase Bank, N.A. in the Securities Lending Cash Collateral Fund LLC, which is an affiliate of the Funds' Adviser. Jackson National Asset Management, LLC serves as the Administrator for the Securities Lending Cash Collateral Fund LLC. The Fund receives income from the investment in the Securities Lending Cash Collateral Fund LLC which is aggregated with lending fees and rebates negotiated with the borrower. The total value and cost of these investments is included in investments – affiliated in the Statements of Assets and Liabilities and the income is included in affiliated income in the Statements of Operations. There was no realized or unrealized gain or loss relating to transactions in the Securities Lending Cash Collateral Fund LLC during the period ended June 30, 2018.

Currency Abbreviations:

ARS - Argentine Peso	EGP - Egyptian Pound	MXN - Mexican Peso	SEK - Swedish Krona
AUD - Australian Dollar	EUR - European Currency Unit (Euro)	MYR - Malaysian Ringgit	SGD - Singapore Dollar
BRL - Brazilian Real	GBP - British Pound	NGN - Nigerian Naira	THB - Thai Baht
CAD - Canadian Dollar	GHS - Ghanaian Cedi	NOK - Norwegian Krone	TRY - New Turkish Lira
CHF - Swiss Franc	HKD - Hong Kong Dollar	NZD - New Zealand Dollar	TWD - Taiwan Dollar
CLP - Chilean Peso	HUF - Hungarian Forint	PEN - Peruvian Nuevo Sol	USD - United States Dollar
CNH - Chinese Offshore Yuan	IDR - Indonesian Rupiah	PHP - Philippine Peso	UYU - Uruguayan Peso
CNY - Chinese Yuan	ILS - Israeli New Shekel	PLN - Polish Zloty	ZAR - South African Rand
COP - Colombian Peso	INR - Indian Rupee	RON - Romanian New Leu
CZK - Czech Republic Korunas	JPY - Japanese Yen	RUB - Russian Ruble
DOP - Dominican Peso	KRW - Korean Won	SEK - Swedish Krona

Abbreviations:

"-" Amount rounds to less than one thousand or 0.05%	FX - Foreign Exchange
ABS – Asset-Backed Security	GB - United Kingdom
ADR - American Depositary Receipt	GDR - Global Depositary Receipt
ADS - American Depositary Share	ICE - Intercontinental Exchange
ASX - Australian Stock Exchange	iTraxx - Group of international credit derivative indices monitored by the
AU - Australia	International Index Company
CAC - Cotation Assistee en Continu	KCBT - Kansas City Board of Trade
CAPE - Cyclically Adjusted Price Earnings	KOSPI - Korea Composite Stock Price Index
CDI - Chess Depositary Interest	LIBOR - London Interbank Offered Rate
CDO - Collateralized Debt Obligation	LME - London Metal Exchange

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

CDX.EM - Credit Default Swap Index - Emerging Markets	MBS - Mortgage-Backed Security
CDX.NA.HY - Credit Derivatives Index - North American - High Yield	MICEX - Moscow Interbank Currency Exchange Index
CDX.NA.IG - Credit Derivatives Index - North American - Investment Grade	MSCI - Morgan Stanley Capital International
CMBX.NA - Commercial Mortgage-backed Securities Index – North American	NASDAQ - National Association of Securities Dealers Automated Quotations
CLO - Collateralized Loan Obligation	NVDR - Non-Voting Depositary Receipt
CMT - Chartered Market Technician	OAO - Russian Open Joint Stock Company
CPURNSA - CPI Urban Consumers Index Non-Seasonally Adjusted	OAT - Obligations Assimilables du Tresor
CVA - Commanditaire Vennootschap op Aandelen	OJSC - Open Joint Stock Company
EAFE - Europe, Australia and Far East	OMX - Option Market Index
ETF - Exchange Traded Fund	PJSC - Private Joint Stock Co.
EURIBOR - Europe Interbank Offered Rate	RBOB - Reformulated Blendstock for Oxygenate Blending
Euro-Bobl - debt instrument issued by the Federal Republic of Germany	REIT - Real Estate Investment Trust
with a term of 4.5 to 5.5 years	REMIC - Real Estate Mortgage Investment Conduit
Euro-Bund - debt instrument issued by the Federal Republic of Germany	RTS - Russian Trading System
with a term of 8.5 to 10.5 years	SDR - Swedish Depositary Receipt
Euro-Buxl - debt instrument issued by the Federal Republic of Germany	S&P - Standard & Poor's
with a term of 24 to 35 years	SGX - Singapore Exchange
Euro-BTP - debt instrument issued by the Republic of Italy	SPDR - Standard & Poor's Depositary Receipt
with a term of 2 to 11 years	SPI - Schedule Performance Index
Euro-OAT - debt instrument issued by the Republic of France	TBA - To Be Announced (Securities purchased on a delayed delivery basis)
with a term of 8.5 to 10.5 years	TBD - To Be Determined
Euro-Schatz - debt instrument issued by the Federal Republic of Germany	UFJ - United Financial of Japan
with a term of 1.75 to 2.25 years	ULSD - Ultra-low sulfur diesel
EU - European Union	US - United States
FDR - Fiduciary Depositary Receipt	WTI - West Texas Intermediate
FTSE - Financial Times and the London Stock Exchange

Counterparty Abbreviations:

ANZ - ANZ Banking Group LTD.	CSI - Credit Suisse Securities, LLC	RBS - Royal Bank of Scotland
BBH - Brown Brothers Harriman & Co.	DUB - Deutsche Bank Alex Brown Inc.	SCB - Standard Chartered Bank
BCL - Barclays Capital Inc.	GSC - Goldman Sachs & Co.	SGB - Societe Generale Bannon LLC
BMO - BMO Capital Markets Corp.	GSI - Goldman Sachs International	SSB - State Street Brokerage Services, Inc.
BNP - BNP Paribas Securities	HSB - HSBC Securities Inc.	TDB - Toronto-Dominion Bank
BOA - Bancamerica Securities/Bank of America NA	JPM - J.P. Morgan Securities Inc.	UBS - UBS Securities, LLC
CCI – Citicorp Securities Inc.	MBL - Macquarie Bank Limited
CGM - Citigroup Global Markets	MLP - Merrill Lynch Professional Clearing Corp.
CIB - Canadian Imperial Bank of Commerce	MSC - Morgan Stanley & Co. Inc.
CIT - Citibank, Inc.	RBC - Royal Bank of Canada

1Rounded par and notional amounts are listed in USD unless otherwise noted. Options are quoted in unrounded number of contracts or unrounded notional. Futures are quoted in unrounded contracts.

2The frequency of periodic payments received or paid by the Fund are defined as follows: (A) - Annually; (B) - Bi-Monthly; (D) - Daily; (E) - Expiration Date; (M) - Monthly; (N) - Non-Regular; (Q) - Quarterly; (S) - Semi-Annually; (T) - Semi-Monthly; (W) - Weekly.

3If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

4If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

5Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

6The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

7The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

8If the Fund is a buyer of protection, the Fund pays the fixed rate. If the Fund is a seller of protection, the Fund receives the fixed rate.

9Total return swap agreements where the reference entity is a futures contract do not pay/receive periodic interest payments.

10Payments delivered or received are based on the notional amount.

11Swaptions are illiquid investments.

* A Summary Schedule of Investments is presented for this portfolio. For all items listed as "Other Securities" in this Summary Schedule of Investments, this represents issues not identified as top-fifty unaffiliated holdings in terms of value and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of June 30, 2018. Certain footnotes may apply to securities included in “Other Securities” and are referenced in the complete Schedule of Investments. A complete Schedule of Investments is available without charge, upon request, by calling the Jackson Service Center at 1-800-644-4565 or by visiting the Commission’s website, www.sec.gov.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2018

	JNL/AB Dynamic Asset Allocation Fund(a)	JNL/AQR Large Cap Relaxed Constraint Equity Fund	JNL/AQR Managed Futures Strategy Fund(a)	JNL/BlackRock Global Allocation Fund(a)	JNL/BlackRock Global Natural Resources Fund	JNL/BlackRock Large Cap Select Growth Fund	JNL/Boston Partners Global Long Short Equity Fund
Assets
Investments - unaffiliated, at value	$36,723	$703,866	$184,432	$3,934,921	$816,794	$3,491,561	$522,561
Investments - affiliated, at value	1,236	1,029	117,718	62,797	25,898	108,738	31,122
Purchased options, at value	—	—	—	8,373	—	—	—
Forward foreign currency contracts	127	—	4,901	4,364	—	—	—
Variation margin on futures/futures options contracts	38	3	2,153	1,092	—	—	—
Variation margin on swap agreements	—	—	—	52	—	—	—
OTC swap agreements	179	—	789	6,139	—	—	549
Cash	—	8,349	10,974	1,841	20	—	2,906
Cash collateral segregated for short sales	—	1,572	—	11,603	—	—	209,354
Foreign currency	—	—	289	3,059	422	—	160
Receivable from:
Investment securities sold	—	—	—	11,426	12,335	11,189	4,497
Fund shares sold	4	24	41	768	134	3,267	53
Dividends and interest	69	376	210	10,755	900	220	1,118
Deposits with brokers and counterparties	31	209	36,201	6,461	—	—	1,130
Other assets	—	1	1	20	2	10	1
Total assets	38,407	715,429	357,709	4,063,671	856,505	3,614,985	773,451
Liabilities
Securities sold short, at value	—	163,406	—	13,439	—	—	211,546
Written options, at value	—	—	—	13,912	—	—	702
Forward foreign currency contracts	38	—	7,540	11,027	—	—	3
Variation margin on futures/futures options contracts	17	—	1,605	25	—	—	—
Variation margin on swap agreements	—	—	—	93	—	—	—
OTC swap agreements	—	—	194	1	—	—	295
Deferred foreign capital gains tax liability	—	—	—	1,817	—	—	—
Payable for:
Investment securities purchased	—	—	18	96,221	12,597	22,909	5,798
Deposits from counterparties	—	—	110	10,744	—	—	—
Return of securities loaned	676	1,572	—	36,815	22,446	24,055	3,545
Dividends on securities sold short	—	126	—	6	—	—	221
Interest expense and brokerage charges	—	119	—	1	—	—	—
Fund shares redeemed	15	374	195	2,398	410	2,428	88
Advisory fees	20	316	243	1,973	368	1,377	503
Administrative fees	5	70	43	469	103	290	69
12b-1 fees (Class A)	2	21	8	223	47	144	2
Board of trustee fees	1	22	33	161	71	160	21
Chief compliance officer fees	—	1	—	4	1	3	—
Other expenses	—	—	—	29	1	5	1
Total liabilities	774	166,027	9,989	189,358	36,044	51,371	222,794
Net assets	$37,633	$549,402	$347,720	$3,874,313	$820,461	$3,563,614	$550,657
Net assets consist of:
Paid-in capital	$33,426	$461,507	$479,479	$3,486,946	$870,712	$2,054,871	$508,947
Undistributed (excess of distributions
over) net investment income (loss)	557	4,935	(74,908)	27,817	18,441	292	1,431
Accumulated net realized gain (loss)	274	7,074	(56,246)	139,330	(114,943)	405,007	21,958
Net unrealized appreciation (depreciation) on
investments and foreign currency	3,376	75,886	(605)	220,220	46,251	1,103,444	18,321
Net assets	$37,633	$549,402	$347,720	$3,874,313	$820,461	$3,563,614	$550,657
Net assets - Class A	$37,632	$369,970	$134,550	$3,868,238	$818,543	$2,509,471	$37,908
Shares outstanding - Class A	3,285	29,859	17,059	311,790	93,154	60,155	3,589
Net asset value per share - Class A	$11.46	$12.39	$7.89	$12.41	$8.79	$41.72	$10.56
Net assets - Class I	$1	$179,432	$213,170	$6,075	$1,918	$1,054,143	$512,749
Shares outstanding - Class I	—	14,256	26,839	485	216	24,332	48,405
Net asset value per share - Class I	$11.49	$12.59	$7.94	$12.52	$8.88	$43.32	$10.59
Investments - unaffiliated, at cost	$33,546	$618,975	$184,438	$3,697,529	$770,545	$2,388,117	$489,919
Investments - affiliated, at cost	1,236	1,029	117,718	65,797	25,898	108,738	31,122
Purchased options, at cost	—	—	—	13,716	—	—	—
Foreign currency cost	—	—	287	3,071	419	—	160
Proceeds from securities sold short	—	154,439	—	13,590	—	—	196,711
Premiums from written options	—	—	—	10,902	—	—	964
Securities on loan included in
investments - unaffiliated, at value	1,309	1,684	—	43,561	21,669	51,764	6,733

(a)	Consolidated Statement of Assets and Liabilities.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2018

	JNL/Brookfield Global Infrastructure and MLP Fund	JNL/Causeway International Value Select Fund	JNL/ClearBridge Large Cap Growth Fund	JNL/Crescent High Income Fund	JNL/DFA U.S. Core Equity Fund	JNL/DoubleLine Core Fixed Income Fund	JNL/DoubleLine Emerging Markets Fixed Income Fund
Assets
Investments - unaffiliated, at value	$918,786	$1,698,756	$535,059	$616,377	$1,167,275	$3,564,307	$538,411
Investments - affiliated, at value	46,829	60,611	22,219	9,608	94	—	7,518
Cash	6	37	—	1,539	314	3,178	117
Foreign currency	213	1,135	—	—	—	1,703	—
Receivable from:
Investment securities sold	8,529	960	—	2,982	763	61,826	6,705
Fund shares sold	347	270	149	135	386	977	73
Dividends and interest	4,069	6,876	212	8,018	806	20,852	7,528
Adviser	—	—	—	—	3	—	—
Other assets	2	4	1	—	3	10	1
Total assets	978,781	1,768,649	557,640	638,659	1,169,644	3,652,853	560,353
Liabilities
Payable for:
Investment securities purchased	3,931	9,558	1,242	11,478	—	40,409	2,248
Return of securities loaned	27,535	5,489	—	28,635	10,929	26,295	11,537
Fund shares redeemed	1,530	947	55	422	620	1,766	197
Advisory fees	544	753	232	271	388	1,084	291
Administrative fees	117	220	69	74	97	291	67
12b-1 fees (Class A)	49	30	4	4	63	170	1
Board of trustee fees	41	75	11	19	47	259	13
Chief compliance officer fees	1	2	—	1	1	3	—
Other expenses	1	2	1	1	2	5	1
Total liabilities	33,749	17,076	1,614	40,905	12,147	70,282	14,355
Net assets	$945,032	$1,751,573	$556,026	$597,754	$1,157,497	$3,582,571	$545,998
Net assets consist of:
Paid-in capital(a)	$970,777	$1,608,356	$493,968	$553,920	$760,884	$3,503,709	$543,608
Undistributed (excess of distributions
over) net investment income (loss)	44,284	60,509	—	50,254	16,375	88,728	18,336
Accumulated net realized gain (loss)	(40,832)	37,249	—	827	46,717	28,550	6,586
Net unrealized appreciation (depreciation) on
investments and foreign currency	(29,197)	45,459	62,058	(7,247)	333,521	(38,416)	(22,532)
Net assets	$945,032	$1,751,573	$556,026	$597,754	$1,157,497	$3,582,571	$545,998
Net assets - Class A	$858,618	$519,191	$74,441	$73,895	$1,092,053	$2,956,472	$12,988
Shares outstanding - Class A	62,600	31,983	6,419	6,847	77,407	230,994	1,209
Net asset value per share - Class A	$13.72	$16.23	$11.60	$10.79	$14.11	$12.80	$10.75
Net assets - Class I	$86,414	$1,232,382	$481,585	$523,859	$65,444	$626,099	$533,010
Shares outstanding - Class I	6,261	73,829	41,449	48,409	4,376	45,386	49,453
Net asset value per share - Class I	$13.80	$16.69	$11.62	$10.82	$14.95	$13.79	$10.78
Investments - unaffiliated, at cost	$947,965	$1,653,224	$473,001	$623,623	$833,754	$3,602,612	$560,943
Investments - affiliated, at cost	46,829	60,611	22,219	9,608	94	—	7,518
Foreign currency cost	210	1,135	—	—	—	1,726	—
Securities on loan included in
investments - unaffiliated, at value	34,584	53,618	—	28,131	26,768	25,997	11,271

(a)	Represents partners' capital for funds structured as partnerships.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2018

	JNL/DoubleLine Shiller Enhanced CAPE Fund	JNL/FPA + DoubleLine Flexible Allocation Fund	JNL/Franklin Templeton Global Fund	JNL/Franklin Templeton Global Multisector Bond Fund	JNL/Franklin Templeton Income Fund	JNL/Franklin Templeton International Small Cap Growth Fund	JNL/Franklin Templeton Mutual Shares Fund
Assets
Investments - unaffiliated, at value	$1,439,583	$2,102,391	$934,158	$1,315,193	$2,289,855	$690,098	$1,056,257
Investments - affiliated, at value	113,178	22,908	45,504	316,930	310,399	63,233	83,545
Forward foreign currency contracts	—	—	2	29,301	—	1	906
Variation margin on swap agreements	—	—	—	233	—	—	—
OTC swap agreements	5,990	—	—	—	—	—	—
Cash	485	—	147	2,781	8,304	298	758
Cash collateral segregated for short sales	—	124,526	—	—	—	—	—
Foreign currency	—	—	—	6,955	—	74	1,350
Receivable from:
Investment securities sold	8,468	4,611	1,935	—	2,711	1,193	1,238
Fund shares sold	1,649	221	547	350	934	252	130
Dividends and interest	7,035	5,261	2,303	19,169	18,387	1,823	2,480
Deposits with brokers and counterparties	—	—	—	53,648	—	—	1,915
Other assets	4	5	2	6	6	2	3
Total assets	1,576,392	2,259,923	984,598	1,744,566	2,630,596	756,974	1,148,582
Liabilities
Cash overdraft	—	6,997	—	—	—	—	—
Foreign currency overdraft	—	—	4	—	—	—	—
Securities sold short, at value	—	245,580	—	—	—	—	—
Written options, at value	—	—	—	—	270	—	—
Forward foreign currency contracts	—	—	—	673	—	—	132
OTC swap agreements	8,314	—	—	—	—	—	—
Deferred foreign capital gains tax liability	—	—	—	4	—	60	—
Payable for:
Investment securities purchased	38,834	18,197	598	11	52,655	5,952	2,180
Deposits from counterparties	—	—	—	35,545	—	—	1,915
Return of securities loaned	—	10,646	9,315	20,000	170,880	37,797	4,237
Interest expense and brokerage charges	—	189	—	—	—	—	—
Fund shares redeemed	809	2,095	280	728	2,347	313	342
Advisory fees	751	1,064	453	780	1,040	472	561
Administrative fees	191	247	122	210	200	90	95
12b-1 fees (Class A)	46	97	30	41	112	41	38
Board of trustee fees	38	118	57	76	131	31	65
Chief compliance officer fees	1	2	1	2	2	1	1
Other expenses	2	4	10	398	3	7	2
Total liabilities	48,986	285,236	10,870	58,468	227,640	44,764	9,568
Net assets	$1,527,406	$1,974,687	$973,728	$1,686,098	$2,402,956	$712,210	$1,139,014
Net assets consist of:
Paid-in capital	$1,226,647	$1,772,532	$796,314	$1,762,551	$2,152,256	$590,307	$889,533
Undistributed (excess of distributions
over) net investment income (loss)	32,379	30,479	33,241	62,100	154,292	12,814	20,929
Accumulated net realized gain (loss)	280,223	111,955	100,571	(61,411)	45,686	38,594	98,934
Net unrealized appreciation (depreciation) on
investments and foreign currency	(11,843)	59,721	43,602	(77,142)	50,722	70,495	129,618
Net assets	$1,527,406	$1,974,687	$973,728	$1,686,098	$2,402,956	$712,210	$1,139,014
Net assets - Class A	$802,254	$1,768,906	$517,088	$700,476	$1,941,307	$711,058	$660,602
Shares outstanding - Class A	52,179	141,175	45,218	66,521	161,508	64,183	57,313
Net asset value per share - Class A	$15.37	$12.53	$11.44	$10.53	$12.02	$11.08	$11.53
Net assets - Class I	$725,152	$205,781	$456,640	$985,622	$461,649	$1,152	$478,412
Shares outstanding - Class I	47,054	16,327	39,690	92,870	40,049	103	41,020
Net asset value per share - Class I	$15.41	$12.60	$11.51	$10.61	$11.53	$11.21	$11.66
Investments - unaffiliated, at cost	$1,449,102	$1,970,450	$890,547	$1,442,609	$2,239,010	$619,522	$927,428
Investments - affiliated, at cost	113,178	22,908	45,504	316,930	310,399	63,233	83,545
Foreign currency cost	—	—	—	6,976	—	74	1,356
Proceeds from securities sold short	—	173,365	—	—	—	—	—
Premiums from written options	—	—	—	—	166	—	—
Securities on loan included in
investments - unaffiliated, at value	—	10,412	13,336	19,753	171,389	49,450	13,710

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2018

	JNL/Goldman Sachs Core Plus Bond Fund	JNL/Goldman Sachs Emerging Markets Debt Fund	JNL/GQG Emerging Markets Equity Fund	JNL/Harris Oakmark Global Equity Fund	JNL/Invesco China-India Fund	JNL/Invesco Diversified Dividend Fund	JNL/Invesco Global Real Estate Fund
Assets
Investments - unaffiliated, at value	$1,131,906	$271,274	$466,660	$997,394	$675,335	$522,094	$1,667,729
Investments - affiliated, at value	89,730	11,512	9,531	23,310	5,196	51,482	6,284
Purchased options, at value	530	—	—	—	—	—	—
Forward foreign currency contracts	3,318	2,707	—	1,463	—	2	1
Variation margin on futures/futures options contracts	66	9	—	—	—	—	—
Variation margin on swap agreements	156	29	—	—	—	—	—
OTC swap agreements	44	331	—	—	—	—	—
OTC swap premiums paid	153	363	—	—	—	—	—
Cash	2,492	2,800	63	132	—	104	1,258
Foreign currency	157	1,449	126	—	—	2,213	1,210
Receivable from:
Investment securities sold	253,741	8,468	2,685	6,817	—	1,662	7,716
Fund shares sold	432	62	104	789	100	471	658
Dividends and interest	6,463	4,986	1,307	3,379	1,074	1,136	8,222
Deposits with brokers and counterparties	14,038	12,280	—	—	—	—	—
Other assets	3	1	1	2	2	1	4
Total assets	1,503,229	316,271	480,477	1,033,286	681,707	579,165	1,693,082
Liabilities
Cash overdraft	—	—	—	—	319	—	—
Forward sales commitments, at value	32,797	—	—	—	—	—	—
Written options, at value	502	—	—	—	—	—	—
Forward foreign currency contracts	6,674	4,863	—	—	—	19	—
Variation margin on futures/futures options contracts	59	4	—	—	—	—	—
Variation margin on swap agreements	254	94	—	—	—	—	—
OTC swap agreements	561	832	—	—	—	—	—
OTC swap premiums received	85	215	—	—	—	—	—
Deferred foreign capital gains tax liability	—	—	209	—	1,054	—	—
Payable for:
Investment securities purchased	394,018	8,953	27	5,808	—	2,993	4,825
Deposits from counterparties	—	50	—	—	—	—	—
Return of securities loaned	2,233	7,798	8,922	—	5,196	7,052	8,995
Fund shares redeemed	568	68	37	501	642	121	1,943
Advisory fees	369	152	361	611	434	244	819
Administrative fees	88	37	60	129	87	70	209
12b-1 fees (Class A)	53	8	—	30	39	1	74
Board of trustee fees	75	32	11	48	35	12	94
Chief compliance officer fees	1	—	—	1	1	—	2
Other expenses	5	1	12	1	16	1	2
Total liabilities	438,342	23,107	9,639	7,129	7,823	10,513	16,963
Net assets	$1,064,887	$293,164	$470,838	$1,026,157	$673,884	$568,652	$1,676,119
Net assets consist of:
Paid-in capital	$1,072,125	$365,920	$485,500	$1,004,137	$529,659	$561,938	$1,566,246
Undistributed (excess of distributions
over) net investment income (loss)	34,153	3,671	2,081	22,211	1,553	9,764	66,921
Accumulated net realized gain (loss)	(25,275)	(45,661)	(17,606)	45,654	20,036	2,595	11,699
Net unrealized appreciation (depreciation) on
investments and foreign currency	(16,116)	(30,766)	863	(45,845)	122,636	(5,645)	31,253
Net assets	$1,064,887	$293,164	$470,838	$1,026,157	$673,884	$568,652	$1,676,119
Net assets - Class A	$916,123	$140,413	$6,373	$524,606	$673,452	$28,285	$1,286,344
Shares outstanding - Class A	80,185	13,260	648	46,072	66,056	2,800	129,531
Net asset value per share - Class A	$11.43	$10.59	$9.83	$11.39	$10.20	$10.10	$9.93
Net assets - Class I	$148,764	$152,751	$464,465	$501,551	$432	$540,367	$389,775
Shares outstanding - Class I	12,772	14,208	47,129	43,944	42	53,345	38,587
Net asset value per share - Class I	$11.65	$10.75	$9.86	$11.41	$10.31	$10.13	$10.10
Investments - unaffiliated, at cost	$1,144,703	$299,422	$465,577	$1,044,978	$551,628	$527,715	$1,639,745
Investments - affiliated, at cost	89,730	11,512	9,531	23,310	5,196	51,482	6,284
Purchased options, at cost	716	—	—	—	—	—	—
Foreign currency cost	158	1,481	125	—	—	2,217	1,207
Proceeds from forward sales commitments	32,723	—	—	—	—	—	—
Premiums from written options	714	—	—	—	—	—	—
Securities on loan included in
investments - unaffiliated, at value	2,180	7,627	8,715	—	6,677	6,847	38,790

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2018

	JNL/Invesco International Growth Fund	JNL/Invesco Mid Cap Value Fund	JNL/Invesco Small Cap Growth Fund	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/Lazard Emerging Markets Fund	JNL/Mellon Capital Consumer Staples Sector Fund
Assets
Investments - unaffiliated, at value	$1,362,370	$517,743	$2,080,865	$2,020,256	$1,189,275	$873,422	$23,260
Investments - affiliated, at value	45,565	11,852	67,844	55,016	46,231	21,042	305
Forward foreign currency contracts	4	—	—	—	—	—	—
Cash	669	30	542	595	—	9	—
Foreign currency	2,491	—	—	—	—	1,074	—
Receivable from:
Investment securities sold	2,382	5,769	5,036	44,565	39	903	50
Fund shares sold	335	299	1,716	1,463	1,252	250	67
Dividends and interest	3,947	723	534	647	4,467	4,180	65
Other assets	3	1	5	5	3	2	—
Total assets	1,417,766	536,417	2,156,542	2,122,547	1,241,267	900,882	23,747
Liabilities
Forward foreign currency contracts	6	—	—	—	—	—	—
Deferred foreign capital gains tax liability	—	—	—	—	—	2,855	—
Payable for:
Investment securities purchased	7,947	4,180	6,787	15,951	—	2,034	158
Return of securities loaned	33,726	—	21,049	13,723	725	23,604	161
Fund shares redeemed	604	435	1,986	2,018	944	501	2
Advisory fees	596	256	1,161	897	294	562	4
Administrative fees	173	45	178	176	102	110	3
12b-1 fees (Class A)	56	25	110	93	45	23	1
Board of trustee fees	78	30	70	85	88	74	—
Chief compliance officer fees	1	—	2	2	1	1	—
Other expenses	2	1	3	3	2	12	1
Total liabilities	43,189	4,972	31,346	32,948	2,201	29,776	330
Net assets	$1,374,577	$531,445	$2,125,196	$2,089,599	$1,239,066	$871,106	$23,417
Net assets consist of:
Paid-in capital(a)	$1,208,326	$397,996	$1,387,979	$1,411,229	$1,204,151	$965,211	$24,038
Undistributed (excess of distributions
over) net investment income (loss)	33,162	1,823	(2,080)	(1,648)	48,617	23,500	—
Accumulated net realized gain (loss)	8,312	58,635	155,720	293,203	3,012	(133,523)	—
Net unrealized appreciation (depreciation) on
investments and foreign currency	124,777	72,991	583,577	386,815	(16,714)	15,918	(621)
Net assets	$1,374,577	$531,445	$2,125,196	$2,089,599	$1,239,066	$871,106	$23,417
Net assets - Class A	$979,489	$426,322	$1,887,917	$1,605,670	$789,356	$394,156	$23,176
Shares outstanding - Class A	73,949	23,384	69,426	43,855	60,962	39,113	2,370
Net asset value per share - Class A	$13.25	$18.23	$27.19	$36.61	$12.95	$10.08	$9.78
Net assets - Class I	$395,088	$105,123	$237,279	$483,929	$449,710	$476,950	$241
Shares outstanding - Class I	28,243	5,690	8,408	12,890	33,012	47,059	25
Net asset value per share - Class I	$13.99	$18.48	$28.22	$37.54	$13.62	$10.14	$9.80
Investments - unaffiliated, at cost	$1,237,606	$444,752	$1,497,340	$1,633,441	$1,205,990	$854,195	$23,882
Investments - affiliated, at cost	45,565	11,852	67,844	55,016	46,231	21,042	305
Foreign currency cost	2,486	—	—	—	—	1,073	—
Securities on loan included in
investments - unaffiliated, at value	32,588	7,024	131,584	100,061	711	23,274	238

(a)	Represents partners' capital for funds structured as partnerships.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2018

	JNL/Mellon Capital Emerging Markets Index Fund	JNL/Mellon Capital European 30 Fund	JNL/Mellon Capital Industrials Sector Fund	JNL/Mellon Capital Materials Sector Fund	JNL/Mellon Capital Pacific Rim 30 Fund	JNL/Mellon Capital Real Estate Sector Fund	JNL/Mellon Capital S&P 500 Index Fund
Assets
Investments - unaffiliated, at value	$1,344,628	$442,724	$40,969	$50,185	$278,821	$153,898	$8,143,899
Investments - affiliated, at value	13,792	195	241	707	903	2,171	195,949
Forward foreign currency contracts	—	12	—	—	2	—	—
Variation margin on futures/futures options contracts	280	17	—	—	4	3	60
Cash	770	55	—	—	—	5	457
Foreign currency	1,612	53	—	—	208	—	—
Receivable from:
Investment securities sold	—	—	1,114	—	72	151	8,144
Fund shares sold	509	135	56	3	55	204	3,879
Dividends and interest	4,987	2,658	35	51	447	606	6,569
Adviser	—	—	—	—	—	6	—
Other assets	20	1	—	—	1	—	21
Total assets	1,366,598	445,850	42,415	50,946	280,513	157,044	8,358,978
Liabilities
Cash overdraft	—	—	905	—	—	—	—
Forward foreign currency contracts	—	18	—	—	18	—	—
Variation margin on futures/futures options contracts	29	—	—	—	2	—	1
Deferred foreign capital gains tax liability	2,106	—	—	—	—	—	—
Payable for:
Investment securities purchased	—	5	23	199	420	—	3,909
Return of securities loaned	9,343	15,253	241	444	—	2,047	395,004
Fund shares redeemed	3,366	449	362	234	242	475	5,904
Advisory fees	284	70	8	10	48	26	751
Administrative fees	174	54	5	6	36	19	621
12b-1 fees (Class A)	76	25	2	3	16	1	426
Board of trustee fees	65	17	1	1	12	3	316
Chief compliance officer fees	1	—	—	—	—	—	7
Other expenses	127	—	2	3	—	7	828
Total liabilities	15,571	15,891	1,549	900	794	2,578	407,767
Net assets	$1,351,027	$429,959	$40,866	$50,046	$279,719	$154,466	$7,951,211
Net assets consist of:
Paid-in capital(a)	$1,248,318	$469,522	$42,791	$53,854	$249,148	$152,237	$4,922,942
Undistributed (excess of distributions
over) net investment income (loss)	31,347	25,915	—	—	12,238	—	158,556
Accumulated net realized gain (loss)	(59,407)	(29,105)	—	—	45,610	—	450,770
Net unrealized appreciation (depreciation) on
investments and foreign currency	130,769	(36,373)	(1,925)	(3,808)	(27,277)	2,229	2,418,943
Net assets	$1,351,027	$429,959	$40,866	$50,046	$279,719	$154,466	$7,951,211
Net assets - Class A	$1,315,357	$429,922	$40,483	$49,711	$279,639	$16,793	$7,382,081
Shares outstanding - Class A	119,947	34,522	3,949	4,832	18,085	1,625	328,606
Net asset value per share - Class A	$10.97	$12.45	$10.25	$10.29	$15.46	$10.33	$22.46
Net assets - Class I	$35,670	$37	$383	$335	$80	$137,673	$569,130
Shares outstanding - Class I	3,229	3	37	32	5	13,289	24,729
Net asset value per share - Class I	$11.05	$12.59	$10.28	$10.31	$15.64	$10.36	$23.01
Investments - unaffiliated, at cost	$1,211,198	$479,090	$42,879	$53,987	$306,064	$151,687	$5,730,745
Investments - affiliated, at cost	13,792	195	241	707	903	2,171	189,640
Foreign currency cost	1,625	53	—	—	209	—	—
Securities on loan included in
investments - unaffiliated, at value	13,871	15,902	211	477	—	1,988	386,413

(a)	Represents partners' capital for funds structured as partnerships.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2018

	JNL S&P 500 Index Fund		JNL/Mellon Capital S&P 400 MidCap Index Fund	JNL/Mellon Capital S&P 1500 Growth Index Fund	JNL/Mellon Capital S&P 1500 Value Index Fund	JNL/Mellon Capital Small Cap Index Fund	JNL/Mellon Capital International Index Fund	JNL/Mellon Capital MSCI KLD 400 Social Index Fund
Assets
Investments - unaffiliated, at value		$16,503	$3,100,494	$33,668	$15,237	$2,451,068	$1,885,817	$25,632
Investments - affiliated, at value		454	191,252	640	476	153,245	55,853	597
Forward foreign currency contracts		—	—	—	—	—	22	—
Variation margin on futures/futures options contracts		—	56	—	—	2	120	—
Cash		1	303	1	—	118	58	2
Foreign currency		—	—	—	—	—	5,420	—
Receivable from:
Investment securities sold		17	20,108	31	14	—	34	8
Fund shares sold		10	1,177	4,956	—	5,064	525	110
Dividends and interest		15	2,948	16	19	2,506	8,069	24
Adviser		2	—	—	—	—	—	—
Other assets		—	9	—	—	6	6	—
Total assets		17,002	3,316,347	39,312	15,746	2,612,009	1,955,924	26,373
Liabilities
Forward foreign currency contracts		—	—	—	—	—	82	—
Variation margin on futures/futures options contracts		—	2	—	—	30	7	—
Payable for:
Investment securities purchased		286	11,252	453	160	3,879	—	215
Return of securities loaned		36	145,101	107	166	140,465	41,524	161
Fund shares redeemed		—	1,744	3	1	1,568	787	33
Advisory fees		3	368	5	2	293	251	5
Administrative fees		1	262	4	2	205	240	3
12b-1 fees (Class A)		—	167	2	1	129	91	2
Board of trustee fees		—	131	—	—	128	123	—
Chief compliance officer fees		—	3	—	—	2	2	—
Other expenses		1	292	3	1	218	185	5
Total liabilities		327	159,322	577	333	146,917	43,292	424
Net assets		$16,675	$3,157,025	$38,735	$15,413	$2,465,092	$1,912,632	$25,949
Net assets consist of:
Paid-in capital(a)		$16,653	$2,229,842	$38,028	$15,734	$1,520,213	$1,478,539	$24,487
Undistributed (excess of distributions
over) net investment income (loss)		—	45,006	—	—	32,654	85,572	110
Accumulated net realized gain (loss)		—	298,511	—	—	387,312	85,611	105
Net unrealized appreciation (depreciation) on
investments and foreign currency		22	583,666	707	(321)	524,913	262,910	1,247
Net assets		$16,675	$3,157,025	$38,735	$15,413	$2,465,092	$1,912,632	$25,949
Net assets - Class A	$	N/A	$2,881,140	$38,309	$14,973	$2,214,540	$1,572,873	$25,909
Shares outstanding - Class A		N/A	128,911	3,343	1,428	102,938	103,985	2,269
Net asset value per share - Class A	$	N/A	$22.35	$11.46	$10.49	$21.51	$15.13	$11.42
Net assets - Class I		$16,675	$275,885	$426	$440	$250,552	$339,759	$40
Shares outstanding - Class I		1,515	12,098	37	42	11,427	21,576	3
Net asset value per share - Class I		$11.01	$22.80	$11.49	$10.50	$21.93	$15.75	$11.42
Investments - unaffiliated, at cost		$16,477	$2,519,253	$32,958	$15,553	$1,927,133	$1,624,553	$24,382
Investments - affiliated, at cost		455	191,252	640	478	153,245	53,930	597
Foreign currency cost		—	—	—	—	—	5,429	—
Securities on loan included in
investments - unaffiliated, at value		35	147,834	106	172	151,165	45,970	229

(a)	Represents partners' capital for funds structured as partnerships.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2018

	JNL/Mellon Capital Bond Index Fund	JNL/Mellon Capital Utilities Sector Fund	JNL/MFS Mid Cap Value Fund	JNL Multi-Manager Alternative Fund	JNL Multi-Manager Mid Cap Fund	JNL Multi-Manager Small Cap Growth Fund	JNL Multi-Manager Small Cap Value Fund
Assets
Investments - unaffiliated, at value	$1,156,685	$68,246	$930,759	$838,017	$941,255	$1,987,988	$1,209,403
Investments - affiliated, at value	100,461	2,965	12,801	301,454	6,408	201,821	84,692
Purchased options, at value	—	—	—	1,278	—	—	—
Forward foreign currency contracts	—	—	—	4,145	—	—	—
Variation margin on futures/futures options contracts	—	—	—	104	—	—	—
Variation margin on swap agreements	—	—	—	45	—	—	—
OTC swap agreements	—	—	—	3,143	—	—	—
OTC swap premiums paid	—	—	—	22	—	—	—
Cash	657	—	389	6,918	322	541	445
Cash collateral segregated for short sales	—	—	—	40,443	—	—	—
Foreign currency	—	—	—	15,493	—	66	—
Receivable from:
Investment securities sold	16,796	100	3,120	6,051	1,311	13,203	4,290
Fund shares sold	415	9	327	195	426	2,831	498
Dividends and interest	7,082	112	1,331	4,154	701	663	1,644
Deposits with brokers and counterparties	—	—	—	35,025	—	—	—
Other assets	3	—	2	2	2	5	3
Total assets	1,282,099	71,432	948,729	1,256,489	950,425	2,207,118	1,300,975
Liabilities
Securities sold short, at value	—	—	—	150,071	—	—	—
Forward sales commitments, at value	2,552	—	—	—	—	—	—
Written options, at value	—	—	—	1,125	—	—	—
Forward foreign currency contracts	—	—	—	3,647	—	—	—
Variation margin on futures/futures options contracts	—	—	—	191	—	—	—
Variation margin on swap agreements	—	—	—	84	—	—	—
OTC swap agreements	—	—	—	3,174	—	—	—
OTC swap premiums received	—	—	—	49	—	—	—
Payable for:
Investment securities purchased	96,697	—	5,029	36,580	967	35,252	10,816
Deposits from counterparties	—	—	—	855	—	—	—
Return of securities loaned	18,876	2,721	10,192	1,303	3,227	131,543	60,908
Dividends on securities sold short	—	—	—	65	—	—	—
Interest expense and brokerage charges	—	—	—	109	—	—	—
Fund shares redeemed	703	25	429	406	768	1,359	919
Advisory fees	160	13	431	1,054	513	998	703
Administrative fees	96	8	78	175	119	169	103
12b-1 fees (Class A)	50	4	48	7	9	82	30
Board of trustee fees	83	2	57	32	27	83	58
Chief compliance officer fees	1	—	1	1	1	2	1
Other expenses	2	3	1	63	1	3	2
Total liabilities	119,220	2,776	16,266	198,991	5,632	169,491	73,540
Net assets	$1,162,879	$68,656	$932,463	$1,057,498	$944,793	$2,037,627	$1,227,435
Net assets consist of:
Paid-in capital	$1,153,247	$58,018	$765,387	$1,033,360	$735,304	$1,364,403	$896,645
Undistributed (excess of distributions
over) net investment income (loss)	36,491	3,068	12,218	3,627	5,364	(3,268)	9,634
Accumulated net realized gain (loss)	(7,054)	1,520	92,714	4,648	92,309	305,869	188,931
Net unrealized appreciation (depreciation) on
investments and foreign currency	(19,805)	6,050	62,144	15,863	111,816	370,623	132,225
Net assets	$1,162,879	$68,656	$932,463	$1,057,498	$944,793	$2,037,627	$1,227,435
Net assets - Class A	$860,916	$68,414	$823,367	$16,033	$81,857	$1,587,689	$693,096
Shares outstanding - Class A	74,750	5,150	67,687	1,590	6,418	53,425	44,225
Net asset value per share - Class A	$11.52	$13.28	$12.16	$10.08	$12.75	$29.72	$15.67
Net assets - Class I	$301,963	$242	$109,096	$1,041,465	$862,936	$449,938	$534,339
Shares outstanding - Class I	25,267	18	8,906	103,001	67,477	14,455	33,999
Net asset value per share - Class I	$11.95	$13.32	$12.25	$10.11	$12.79	$31.13	$15.72
Investments - unaffiliated, at cost	$1,176,493	$62,230	$868,786	$810,252	$829,528	$1,617,479	$1,077,674
Investments - affiliated, at cost	100,461	2,965	12,801	301,454	6,408	201,821	84,692
Purchased options, at cost	—	—	—	1,388	—	—	—
Foreign currency cost	—	—	—	15,572	—	67	—
Proceeds from securities sold short	—	—	—	137,627	—	—	—
Proceeds from forward sales commitments	2,555	—	—	—	—	—	—
Premiums from written options	—	—	—	1,257	—	—	—
Securities on loan included in
investments - unaffiliated, at value	21,055	2,625	23,125	2,918	13,347	132,705	63,221

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2018

	JNL/Neuberger Berman Strategic Income Fund	JNL/Oppenheimer Emerging Markets Innovator Fund	JNL/Oppenheimer Global Growth Fund	JNL/PIMCO Income Fund	JNL/PIMCO Real Return Fund	JNL/PPM America Floating Rate Income Fund	JNL/PPM America High Yield Bond Fund
Assets
Investments - unaffiliated, at value	$898,060	$555,638	$2,671,553	$1,046,342	$2,923,728	$1,595,238	$2,393,995
Investments - affiliated, at value	10,107	27,036	26,611	5,766	2,829	44,575	27,901
Purchased options, at value	—	—	—	—	189	—	—
Forward foreign currency contracts	—	7	—	3,951	16,543	—	—
Variation margin on futures/futures options contracts	23	—	—	—	189	1	10
Variation margin on swap agreements	—	—	—	70	365	—	—
OTC swap agreements	—	—	—	192	496	—	—
OTC swap premiums paid	—	—	—	119	129	—	—
Cash	3,153	27	159	3,047	7,634	12,258	6,118
Foreign currency	15	1,223	1,267	3,098	4,075	—	—
Receivable from:
Investment securities sold	13,151	970	1	140,412	467,326	12,070	19,275
Fund shares sold	196	183	1,201	1,482	521	1,255	342
Treasury roll transactions	—	—	—	—	281,869	—	—
Dividends and interest	4,490	496	2,743	5,068	11,738	3,335	29,103
Deposits with brokers and counterparties	—	—	—	11,718	5,600	132	2,323
Other assets	2	1	8	39	4	4	5
Total assets	929,197	585,581	2,703,543	1,221,304	3,723,235	1,668,868	2,479,072
Liabilities
Forward sales commitments, at value	—	—	—	—	42,676	—	—
Written options, at value	—	—	—	139	550	—	—
Forward foreign currency contracts	—	—	—	1,596	5,241	—	—
Variation margin on futures/futures options contracts	125	—	—	48	218	—	9
Variation margin on swap agreements	—	—	—	253	459	—	—
OTC swap agreements	—	—	—	428	1,715	—	—
OTC swap premiums received	—	—	—	704	634	—	—
Deferred foreign capital gains tax liability	—	46	12	—	—	—	—
Payable for:
Investment securities purchased	184,618	995	1,100	262,394	716,229	69,853	27,159
Treasury roll transactions	—	—	—	—	994,652	—	—
Deposits from counterparties	—	—	—	3,380	15,993	—	—
Return of securities loaned	44,436	19,840	2,242	5,766	2,829	—	257,707
Fund shares redeemed	184	2,436	1,503	732	763	1,522	1,454
Advisory fees	280	475	1,132	384	609	596	608
Administrative fees	87	72	339	115	159	196	182
12b-1 fees (Class A)	39	3	114	17	65	90	94
Board of trustee fees	26	14	121	15	134	65	128
Chief compliance officer fees	1	—	2	1	2	1	2
Other expenses	1	15	14	2	19	102	3
Total liabilities	229,797	23,896	6,579	275,974	1,782,947	72,425	287,346
Net assets	$699,400	$561,685	$2,696,964	$945,330	$1,940,288	$1,596,443	$2,191,726
Net assets consist of:
Paid-in capital	$687,581	$472,261	$1,789,593	$948,674	$2,145,376	$1,592,269	$2,262,457
Undistributed (excess of distributions
over) net investment income (loss)	25,185	1,422	29,686	16,752	41,283	81,142	195,214
Accumulated net realized gain (loss)	(3,776)	41,026	146,236	(8,235)	(245,349)	(54,723)	(229,041)
Net unrealized appreciation (depreciation) on
investments and foreign currency	(9,590)	46,976	731,449	(11,861)	(1,022)	(22,245)	(36,904)
Net assets	$699,400	$561,685	$2,696,964	$945,330	$1,940,288	$1,596,443	$2,191,726
Net assets - Class A	$674,792	$50,656	$1,974,421	$300,973	$1,139,086	$1,562,961	$1,631,120
Shares outstanding - Class A	61,939	4,460	104,377	30,234	114,828	146,635	120,725
Net asset value per share - Class A	$10.89	$11.36	$18.92	$9.95	$9.92	$10.66	$13.51
Net assets - Class I	$24,608	$511,029	$722,543	$644,357	$801,202	$33,482	$560,606
Shares outstanding - Class I	2,240	44,874	37,498	64,555	79,763	3,135	35,688
Net asset value per share - Class I	$10.98	$11.39	$19.27	$9.98	$10.04	$10.68	$15.71
Investments - unaffiliated, at cost	$905,095	$508,731	$1,940,105	$1,060,798	$2,939,156	$1,617,524	$2,431,494
Investments - affiliated, at cost	10,107	27,036	26,611	5,766	2,829	44,575	27,901
Purchased options, at cost	—	—	—	—	157	—	—
Foreign currency cost	8	1,224	1,267	3,131	4,107	—	—
Proceeds from forward sales commitments	—	—	—	—	42,545	—	—
Premiums from written options	—	—	—	185	1,113	—	—
Securities on loan included in
investments - unaffiliated, at value	50,037	28,079	33,050	7,677	2,757	—	263,801

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2018

	JNL/PPM America Mid Cap Value Fund	JNL/PPM America Small Cap Value Fund	JNL/PPM America Total Return Fund	JNL/PPM America Value Equity Fund	JNL/S&P Competitive Advantage Fund	JNL/S&P Dividend Income & Growth Fund	JNL/S&P International 5 Fund
Assets
Investments - unaffiliated, at value	$674,374	$936,320	$1,174,111	$220,686	$2,819,263	$5,250,819	$45,555
Investments - affiliated, at value	264	3,280	52,067	467	33,030	54,826	1,136
Variation margin on futures/futures options contracts	—	—	28	—	7	11	3
Cash	8	242	5,530	23	101	180	2
Foreign currency	—	—	2	—	—	—	56
Receivable from:
Investment securities sold	7,805	5,648	4,239	1,400	—	—	5
Fund shares sold	531	627	364	134	1,262	977	5
Dividends and interest	1,379	1,201	7,932	404	1,438	9,668	271
Deposits with brokers and counterparties	—	—	686	—	—	—	—
Other assets	2	2	3	—	8	13	—
Total assets	684,363	947,320	1,244,962	223,114	2,855,109	5,316,494	47,033
Liabilities
Variation margin on futures/futures options contracts	—	—	8	—	—	—	—
Payable for:
Investment securities purchased	4,980	7,093	41,915	1,338	—	—	40
Return of securities loaned	18,360	17,210	9,187	4,590	119,891	229,055	798
Fund shares redeemed	986	611	508	156	1,595	3,262	9
Advisory fees	312	421	385	82	595	1,055	12
Administrative fees	56	78	98	18	230	404	6
12b-1 fees (Class A)	35	52	19	13	58	192	3
Board of trustee fees	26	30	49	15	121	225	3
Chief compliance officer fees	1	1	1	—	2	4	—
Other expenses	1	1	3	—	5	7	—
Total liabilities	24,757	25,497	52,173	6,212	122,497	234,204	871
Net assets	$659,606	$921,823	$1,192,789	$216,902	$2,732,612	$5,082,290	$46,162
Net assets consist of:
Paid-in capital	$522,701	$716,492	$1,172,278	$180,773	$2,086,506	$4,187,853	$43,128
Undistributed (excess of distributions
over) net investment income (loss)	9,345	7,910	48,185	5,313	49,783	255,278	3,407
Accumulated net realized gain (loss)	66,685	111,488	(7,003)	4,007	191,716	509,389	(357)
Net unrealized appreciation (depreciation) on
investments and foreign currency	60,875	85,933	(20,671)	26,809	404,607	129,770	(16)
Net assets	$659,606	$921,823	$1,192,789	$216,902	$2,732,612	$5,082,290	$46,162
Net assets - Class A	$610,628	$897,449	$335,510	$216,764	$990,431	$3,332,803	$45,730
Shares outstanding - Class A	39,765	59,423	28,531	9,201	56,036	209,314	4,124
Net asset value per share - Class A	$15.36	$15.10	$11.76	$23.56	$17.67	$15.92	$11.09
Net assets - Class I	$48,978	$24,374	$857,279	$138	$1,742,181	$1,749,487	$432
Shares outstanding - Class I	3,160	1,569	72,746	6	97,732	108,247	39
Net asset value per share - Class I	$15.50	$15.54	$11.78	$23.76	$17.83	$16.16	$11.11
Investments - unaffiliated, at cost	$613,499	$850,458	$1,195,292	$193,876	$2,414,538	$5,123,428	$45,559
Investments - affiliated, at cost	264	3,280	52,067	467	33,030	54,826	1,136
Foreign currency cost	—	—	2	—	—	—	56
Securities on loan included in
investments - unaffiliated, at value	34,872	71,963	8,992	4,502	117,326	224,215	758

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2018

	JNL/S&P Intrinsic Value Fund	JNL/S&P Mid 3 Fund	JNL/S&P Total Yield Fund	JNL/Scout Unconstrained Bond Fund	JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund
Assets
Investments - unaffiliated, at value	$2,545,327	$263,771	$2,195,591	$650,786	$9,613,791	$5,231,938	$1,504,523
Investments - affiliated, at value	96,180	30,856	107,019	35,306	55,089	401,465	11,106
Forward foreign currency contracts	—	—	—	—	—	—	22
Variation margin on futures/futures options contracts	8	1	6	—	—	—	—
Cash	277	11	186	117	3,465	1,490	5,286
Foreign currency	—	—	—	—	—	90	—
Receivable from:
Investment securities sold	4,528	201	—	12,100	30,696	9,778	1,999
Fund shares sold	219	113	4,908	162	10,167	1,687	5,272
Dividends and interest	4,473	123	3,590	3,573	3,695	3,541	7,657
Adviser	—	—	—	—	—	33	—
Deposits with brokers and counterparties	—	—	—	4,912	—	—	—
Other assets	6	—	5	2	25	15	4
Total assets	2,651,018	295,076	2,311,305	706,958	9,716,928	5,650,037	1,535,869
Liabilities
Variation margin on futures/futures options contracts	—	—	—	138	—	—	49
Variation margin on swap agreements	—	—	—	8	—	—	—
Payable for:
Investment securities purchased	—	—	—	26,738	9,533	16,302	8,346
Return of securities loaned	95,369	30,440	103,618	942	—	44,881	8,310
Fund shares redeemed	710	114	2,964	367	4,556	2,013	409
Advisory fees	557	71	480	307	3,491	2,784	383
Administrative fees	215	22	184	84	751	446	124
12b-1 fees (Class A)	47	15	28	3	380	298	56
Board of trustee fees	112	12	94	31	362	229	94
Chief compliance officer fees	2	—	2	1	9	5	1
Other expenses	4	—	3	1	13	8	2
Total liabilities	97,016	30,674	107,373	28,620	19,095	66,966	17,774
Net assets	$2,554,002	$264,402	$2,203,932	$678,338	$9,697,833	$5,583,071	$1,518,095
Net assets consist of:
Paid-in capital	$2,150,263	$238,570	$1,956,632	$669,355	$5,472,128	$3,597,029	$1,528,140
Undistributed (excess of distributions
over) net investment income (loss)	79,051	5,797	70,122	14,545	18,047	(1,734)	37,573
Accumulated net realized gain (loss)	97,483	11,161	139,072	3,136	1,474,215	706,921	(35,197)
Net unrealized appreciation (depreciation) on
investments and foreign currency	227,205	8,874	38,106	(8,698)	2,733,443	1,280,855	(12,421)
Net assets	$2,554,002	$264,402	$2,203,932	$678,338	$9,697,833	$5,583,071	$1,518,095
Net assets - Class A	$811,018	$264,234	$488,370	$47,060	$6,596,321	$5,143,233	$972,620
Shares outstanding - Class A	51,898	20,236	34,462	4,775	136,662	103,791	99,238
Net asset value per share - Class A	$15.63	$13.06	$14.17	$9.86	$48.27	$49.55	$9.80
Net assets - Class I	$1,742,984	$168	$1,715,562	$631,278	$3,101,512	$439,838	$545,475
Shares outstanding - Class I	109,302	13	119,672	63,880	62,344	8,500	55,013
Net asset value per share - Class I	$15.95	$13.10	$14.34	$9.88	$49.75	$51.75	$9.92
Investments - unaffiliated, at cost	$2,317,934	$254,903	$2,157,354	$656,162	$6,880,349	$3,951,082	$1,517,108
Investments - affiliated, at cost	96,180	30,856	107,019	35,306	55,089	401,465	11,106
Foreign currency cost	—	—	—	—	—	89	—
Securities on loan included in
investments - unaffiliated, at value	153,353	31,080	121,874	921	374,005	171,092	8,142

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2018

	JNL/T. Rowe Price Value Fund	JNL/Vanguard Growth Allocation Fund	JNL/Vanguard Moderate Allocation Fund	JNL/Vanguard Moderate Growth Allocation Fund	JNL/Westchester Capital Event Driven Fund	JNL/WMC Balanced Fund	JNL/WMC Government Money Market Fund
Assets
Investments - unaffiliated, at value	$4,749,440	$194,495	$103,148	$165,178	$182,570	$7,580,698	$639,442
Investments - affiliated, at value	19,074	6,733	2,358	3,283	11,297	451,943	—
Repurchase agreements, at value	—	—	—	—	—	—	400,000
Purchased options, at value	—	—	—	—	1,089	—	—
Forward foreign currency contracts	—	—	—	—	1,322	—	—
Variation margin on futures/futures options contracts	—	—	—	—	—	1	—
OTC swap agreements	—	—	—	—	7,148	—	—
Cash	1,925	—	—	—	2,615	391	129,771
Cash collateral segregated for short sales	—	—	—	—	20,183	—	—
Foreign currency	—	—	—	—	90	—	—
Receivable from:
Investment securities sold	55,805	—	—	—	691	34,963	36
Fund shares sold	1,099	1,415	885	312	207	3,679	5,161
Dividends and interest	5,910	38	14	27	1,656	22,563	1,121
Adviser	32	7	4	7	—	—	—
Deposits with brokers and counterparties	—	—	—	—	34,800	889	—
Other assets	12	—	—	—	1	20	3
Total assets	4,833,297	202,688	106,409	168,807	263,669	8,095,147	1,175,534
Liabilities
Securities sold short, at value	—	—	—	—	17,873	—	—
Forward sales commitments, at value	—	—	—	—	—	4,581	—
Written options, at value	—	—	—	—	2,160	—	—
Forward foreign currency contracts	—	—	—	—	220	—	—
Variation margin on futures/futures options contracts	—	—	—	—	—	32	—
OTC swap agreements	—	—	—	—	2,739	—	—
Payable for:
Investment securities purchased	57,778	807	767	1,014	15,970	255,994	22
Return of securities loaned	2,603	5,963	1,592	2,291	—	110,737	—
Dividends on securities sold short	—	—	—	—	2	—	—
Interest expense and brokerage charges	—	—	—	—	1	—	—
Fund shares redeemed	1,735	193	17	22	548	3,696	19,497
Advisory fees	1,949	31	16	26	195	2,038	157
Administrative fees	383	23	12	20	19	600	97
12b-1 fees (Class A)	117	11	6	9	—	445	67
Dividends	—	—	—	—	—	—	1,084
Board of trustee fees	212	2	1	1	8	301	91
Chief compliance officer fees	4	—	—	—	—	7	1
Other expenses	6	—	—	—	288	10	194
Total liabilities	64,787	7,030	2,411	3,383	40,023	378,441	21,210
Net assets	$4,768,510	$195,658	$103,998	$165,424	$223,646	$7,716,706	$1,154,324
Net assets consist of:
Paid-in capital(a)	$3,697,218	$199,618	$105,193	$167,376	$198,587	$6,275,812	$1,154,387
Undistributed (excess of distributions
over) net investment income (loss)	100,087	—	—	—	6,698	208,304	(59)
Accumulated net realized gain (loss)	779,425	—	—	—	8,171	476,644	(4)
Net unrealized appreciation (depreciation) on
investments and foreign currency	191,780	(3,960)	(1,195)	(1,952)	10,190	755,946	—
Net assets	$4,768,510	$195,658	$103,998	$165,424	$223,646	$7,716,706	$1,154,324
Net assets - Class A	$2,025,732	$188,801	$100,135	$160,880	$6,129	$7,707,187	$1,147,420
Shares outstanding - Class A	118,677	17,990	9,888	15,615	579	323,182	1,147,482
Net asset value per share - Class A	$17.07	$10.50	$10.13	$10.30	$10.59	$23.85	$1.00
Net assets - Class I	$2,742,778	$6,857	$3,863	$4,544	$217,517	$9,519	$6,904
Shares outstanding - Class I	153,908	651	380	439	20,473	387	6,905
Net asset value per share - Class I	$17.82	$10.53	$10.16	$10.34	$10.62	$24.60	$1.00
Investments - unaffiliated, at cost	$4,557,723	$198,455	$104,343	$167,130	$180,150	$6,825,141	$639,442
Investments - affiliated, at cost	19,074	6,733	2,358	3,283	11,297	451,943	—
Repurchase agreements, at cost	—	—	—	—	—	—	400,000
Purchased options, at cost	—	—	—	—	1,192	—	—
Foreign currency cost	—	—	—	—	90	—	—
Proceeds from securities sold short	—	—	—	—	19,455	—	—
Proceeds from forward sales commitments	—	—	—	—	—	4,575	—
Premiums from written options	—	—	—	—	2,941	—	—
Securities on loan included in
investments - unaffiliated, at value	4,093	5,843	1,568	2,245	—	136,287	—

(a)	Represents partners' capital for funds structured as partnerships.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2018

JNL/WMC Value Fund
Assets
Investments - unaffiliated, at value	$1,456,436
Investments - affiliated, at value	25,695
Cash	112
Receivable from:
Investment securities sold	7,334
Fund shares sold	445
Dividends and interest	2,226
Other assets	3
Total assets	1,492,251
Liabilities
Payable for:
Investment securities purchased	7,595
Return of securities loaned	5,928
Fund shares redeemed	818
Advisory fees	465
Administrative fees	123
12b-1 fees (Class A)	46
Board of trustee fees	100
Chief compliance officer fees	1
Other expenses	2
Total liabilities	15,078
Net assets	$1,477,173
Net assets consist of:
Paid-in capital	$866,663
Undistributed (excess of distributions
over) net investment income (loss)	45,536
Accumulated net realized gain (loss)	218,028
Net unrealized appreciation (depreciation) on
investments and foreign currency	346,946
Net assets	$1,477,173
Net assets - Class A	$801,280
Shares outstanding - Class A	33,145
Net asset value per share - Class A	$24.18
Net assets - Class I	$675,893
Shares outstanding - Class I	27,193
Net asset value per share - Class I	$24.86
Investments - unaffiliated, at cost	$1,109,487
Investments - affiliated, at cost	25,695
Securities on loan included in
investments - unaffiliated, at value	3,487

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2018

	JNL/AB Dynamic Asset Allocation Fund(b)	JNL/AQR Large Cap Relaxed Constraint Equity Fund	JNL/AQR Managed Futures Strategy Fund(b)	JNL/BlackRock Global Allocation Fund(b)	JNL/BlackRock Global Natural Resources Fund	JNL/BlackRock Large Cap Select Growth Fund	JNL/Boston Partners Global Long Short Equity Fund
Investment income
Dividends (a)	$366	$6,626	$849	$27,978	$13,507	$10,978	$7,904
Foreign taxes withheld	—	—	—	(1,070)	(277)	(9)	(449)
Interest	11	—	1,991	18,748	—	—	—
Net prime broker interest income	—	—	—	36	—	—	854
Securities lending (a)	7	56	—	326	101	139	20
Total investment income	384	6,682	2,840	46,018	13,331	11,108	8,329

Expenses
Advisory fees	123	2,014	1,623	12,119	2,229	7,814	3,191
Administrative fees	28	447	286	2,880	624	1,646	435
12b-1 fees (Class A)	57	592	219	5,956	1,245	3,392	58
Legal fees	—	1	1	66	2	8	1
Board of trustee fees	1	12	9	83	16	69	12
Chief compliance officer fees	—	1	—	3	1	3	—
Dividends on securities sold short	—	849	—	75	—	—	1,817
Net short holdings borrowing fees	—	708	—	—	—	—	—
Other expenses	1	4	1	159	5	17	23
Total expenses	210	4,628	2,139	21,341	4,122	12,949	5,537
Net investment income (loss)	174	2,054	701	24,677	9,209	(1,841)	2,792

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	1,716	15,103	(5)	83,894	19,823	131,889	33,346
Securities sold short	—	(20,611)	—	(25)	—	—	(23,532)
Purchased options	—	—	—	618	—	—	—
Written options	—	—	—	3,417	—	—	920
Foreign currency	(48)	—	(84)	1,268	403	(7)	47
Forward foreign currency contracts	(135)	—	(3,512)	2,656	—	7	(247)
Futures/futures options contracts	(350)	193	(8,157)	(4,787)	—	—	—
Swap agreements	(231)	—	(4,637)	2,484	—	—	(1,141)
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(1,945)	(12,590)	38	(146,559)	(27,478)	314,572	(49,859)
Investments - affiliated	—	—	—	(1,623)	—	—	—
Investment securities sold short	—	1,008	—	151	—	—	11,152
Purchased options	3	—	—	(8,106)	—	—	—
Written options	—	—	—	(7,277)	—	—	169
Foreign currency	—	—	(21)	(95)	(1)	—	(27)
Forward foreign currency contracts	159	—	(2,071)	(9,292)	—	—	1
Futures/futures options contracts	(72)	(57)	(4,350)	217	—	—	—
Swap agreements	172	—	101	(8,530)	—	—	440
Net realized and unrealized gain (loss)	(731)	(16,954)	(22,698)	(91,589)	(7,253)	446,461	(28,731)
Change in net assets from operations	$(557)	$(14,900)	$(21,997)	$(66,912)	$1,956	$444,620	$(25,939)
(a) Affiliated income	$10	$52	$849	$327	$159	$463	$74

(b)	Consolidated Statement of Operations.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2018

	JNL/Brookfield Global Infrastructure and MLP Fund	JNL/Causeway International Value Select Fund	JNL/ClearBridge Large Cap Growth Fund	JNL/Crescent High Income Fund	JNL/DFA U.S. Core Equity Fund	JNL/DoubleLine Core Fixed Income Fund	JNL/DoubleLine Emerging Markets Fixed Income Fund
Investment income
Dividends (a)	$21,487	$40,843	$2,725	$164	$9,942	$272	$80
Foreign taxes withheld	(1,130)	(3,527)	(104)	—	(1)	—	—
Interest	—	—	—	18,152	—	63,978	9,010
Securities lending (a)	72	159	6	231	160	109	54
Total investment income	20,429	37,475	2,627	18,547	10,101	64,359	9,144

Expenses
Advisory fees	3,391	4,702	1,260	1,714	2,345	6,508	1,749
Administrative fees	727	1,366	378	468	586	1,746	406
12b-1 fees (Class A)	1,341	807	62	103	1,659	4,553	19
Legal fees	2	4	—	1	2	18	1
Board of trustee fees	20	37	10	14	24	75	11
Chief compliance officer fees	1	2	1	—	1	3	1
Other expenses	6	12	1	1	9	20	3
Total expenses	5,488	6,930	1,712	2,301	4,626	12,923	2,190
Expense waiver	—	—	—	—	(17)	—	—
Net expenses	5,488	6,930	1,712	2,304	4,609	12,923	2,190
Net investment income (loss)	14,941	30,545	915	16,243	5,492	51,436	6,954

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	41,961	64,574	3,394	(3,578)	27,323	(17,383)	(1,849)
Brokerage commissions recaptured	24	17	—	—	—	—	—
Foreign currency	(73)	(531)	—	—	—	(89)	—
Forward foreign currency contracts	(95)	217	—	—	—	(215)	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(73,283)	(192,928)	29,054	(12,083)	1,148	(65,042)	(22,616)
Foreign currency	(26)	(149)	—	—	—	(62)	—
Forward foreign currency contracts	—	—	—	—	—	250	—
Net realized and unrealized gain (loss)	(31,492)	(128,800)	32,448	(15,661)	28,471	(82,541)	(24,465)
Change in net assets from operations	$(16,551)	$(98,255)	$33,363	$582	$33,963	$(31,105)	$(17,511)
(a) Affiliated income	$214	$327	$102	$164	$18	$272	$80

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2018

	JNL/DoubleLine Shiller Enhanced CAPE Fund	JNL/FPA + DoubleLine Flexible Allocation Fund	JNL/Franklin Templeton Global Fund	JNL/Franklin Templeton Global Multisector Bond Fund	JNL/Franklin Templeton Income Fund	JNL/Franklin Templeton International Small Cap Growth Fund	JNL/Franklin Templeton Mutual Shares Fund
Investment income
Dividends (a)	$1,032	$10,975	$18,206	$1,898	$29,329	$12,702	$15,065
Foreign taxes withheld	—	(295)	(811)	(2,414)	(742)	(932)	(477)
Interest	22,818	12,776	200	54,534	34,044	17	1,375
Securities lending (a)	—	32	188	3	1,666	396	51
Total investment income	23,850	23,488	17,783	54,021	64,297	12,183	16,014

Expenses
Advisory fees	4,388	6,829	2,806	4,801	6,382	2,919	3,469
Administrative fees	1,112	1,559	760	1,291	1,227	559	589
12b-1 fees (Class A)	1,119	2,789	806	1,086	2,968	1,117	1,022
Legal fees	3	4	2	4	5	2	9
Board of trustee fees	31	44	21	35	52	15	25
Chief compliance officer fees	2	1	1	1	2	1	1
Dividends on securities sold short	—	1,156	—	—	—	—	—
Net short holdings borrowing fees	—	1,292	—	—	—	—	—
Other expenses	12	20	10	13	14	4	6
Total expenses	6,667	13,694	4,406	7,231	10,650	4,617	5,121
Net investment income (loss)	17,183	9,794	13,377	46,790	53,647	7,566	10,893

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	(1,399)	82,767	56,646	5,410	107,443	12,049	48,329
Securities sold short	—	(18,581)	—	—	—	—	—
Brokerage commissions recaptured	—	23	4	—	19	1	—
Written options	—	—	—	—	440	—	—
Foreign currency	—	(122)	(214)	(3,577)	83	(225)	1,411
Forward foreign currency contracts	—	93	103	(9,873)	(28)	92	(288)
Swap agreements	92,108	—	—	(1,169)	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(9,245)	(120,016)	(93,967)	(138,344)	(153,835)	(47,220)	(76,580)
Investment securities sold short	—	18,699	—	—	—	—	—
Written options	—	—	—	—	(104)	—	—
Foreign currency	—	(23)	(36)	(776)	(63)	(36)	(26)
Forward foreign currency contracts	—	—	2	49,111	—	1	3,584
Swap agreements	(58,206)	—	—	21,201	—	—	—
Net realized and unrealized gain (loss)	23,258	(37,160)	(37,462)	(78,017)	(46,045)	(35,338)	(23,570)
Change in net assets from operations	$40,441	$(27,366)	$(24,085)	$(31,227)	$7,602	$(27,772)	$(12,677)
(a) Affiliated income	$1,032	$262	$452	$1,901	$2,798	$642	$534

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2018

	JNL/Goldman Sachs Core Plus Bond Fund	JNL/Goldman Sachs Emerging Markets Debt Fund	JNL/GQG Emerging Markets Equity Fund	JNL/Harris Oakmark Global Equity Fund	JNL/Invesco China-India Fund	JNL/Invesco Diversified Dividend Fund	JNL/Invesco Global Real Estate Fund
Investment income
Dividends (a)	$699	$66	$5,156	$18,951	$5,145	$8,915	$38,353
Foreign taxes withheld	—	(215)	(579)	(1,589)	(402)	(247)	(1,514)
Interest	15,861	10,105	—	—	—	—	25
Securities lending (a)	6	15	30	4	28	37	116
Total investment income	16,566	9,971	4,607	17,366	4,771	8,705	36,980

Expenses
Advisory fees	2,395	991	2,135	3,840	2,698	1,447	5,255
Administrative fees	540	242	356	810	540	413	1,330
12b-1 fees (Class A)	1,391	234	8	829	1,078	30	1,931
Legal fees	2	1	—	2	1	—	4
Board of trustee fees	23	6	10	22	15	12	38
Chief compliance officer fees	1	—	1	1	1	1	1
Other expenses	6	6	15	7	18	2	14
Total expenses	4,358	1,480	2,525	5,511	4,351	1,905	8,573
Net investment income (loss)	12,208	8,491	2,082	11,855	420	6,800	28,407

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	(6,631)	(1,410)	(16,845)	29,761	38,328	2,507	13,306
Purchased options	(25)	(6)	—	—	—	—	—
Foreign currency	(73)	(148)	(614)	(13)	(162)	(104)	258
Forward foreign currency contracts	(2,675)	(6,471)	306	101	(7)	492	(260)
Futures/futures options contracts	(4,303)	454	—	—	—	—	—
Swap agreements	(530)	(965)	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(20,398)	(24,444)	(20,440)	(103,847)	(58,427)	(21,638)	(59,468)
Purchased options	(233)	(11)	—	—	—	—	—
Written options	214	—	—	—	—	—	—
Foreign currency	(25)	(275)	(13)	(99)	185	(12)	(14)
Forward foreign currency contracts	(5,387)	(1,476)	—	1,034	—	462	1
Futures/futures options contracts	1,315	(49)	—	—	—	—	—
Swap agreements	1,903	1,020	—	—	—	—	—
Net realized and unrealized gain (loss)	(36,848)	(33,781)	(37,606)	(73,063)	(20,083)	(18,293)	(46,177)
Change in net assets from operations	$(24,640)	$(25,290)	$(35,524)	$(61,208)	$(19,663)	$(11,493)	$(17,770)
(a) Affiliated income	$684	$66	$87	$203	$67	$334	$78

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2018

	JNL/Invesco International Growth Fund	JNL/Invesco Mid Cap Value Fund	JNL/Invesco Small Cap Growth Fund	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/Lazard Emerging Markets Fund	JNL/Mellon Capital Consumer Staples Sector Fund
Investment income
Dividends (a)	$26,770	$4,211	$7,240	$6,875	$315	$16,836	$226
Foreign taxes withheld	(2,181)	—	—	(59)	—	(1,971)	—
Interest	—	—	—	—	19,122	—	—
Securities lending (a)	165	21	178	246	1	54	1
Total investment income	24,754	4,232	7,418	7,062	19,438	14,919	227

Expenses
Advisory fees	3,750	1,543	6,736	5,371	1,839	3,753	17
Administrative fees	1,088	269	997	1,056	641	738	11
12b-1 fees (Class A)	1,554	629	2,637	2,340	1,196	684	22
Licensing fees paid to third parties	—	—	—	—	—	—	1
Legal fees	3	1	4	5	3	2	—
Board of trustee fees	31	11	41	45	28	21	—
Chief compliance officer fees	1	1	2	2	1	1	—
Other expenses	13	3	12	30	6	65	—
Total expenses	6,440	2,457	10,429	8,849	3,714	5,264	51
Net investment income (loss)	18,314	1,775	(3,011)	(1,787)	15,724	9,655	176

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	34,095	13,995	63,676	110,171	449	28,776	(107)
Brokerage commissions recaptured	4	12	13	7	—	—	—
Foreign currency	(423)	—	—	(1)	—	(276)	—
Forward foreign currency contracts	(210)	—	—	—	—	30	—
Futures/futures options contracts	—	—	—	—	—	—	(4)
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(139,689)	12,032	114,653	17,900	(30,898)	(156,287)	(895)
Foreign currency	(35)	—	—	—	—	—	—
Forward foreign currency contracts	(2)	—	—	—	—	—	—
Futures/futures options contracts	—	—	—	—	—	—	1
Net realized and unrealized gain (loss)	(106,260)	26,039	178,342	128,077	(30,449)	(127,757)	(1,005)
Change in net assets from operations	$(87,946)	$27,814	$175,331	$126,290	$(14,725)	$(118,102)	$(829)
(a) Affiliated income	$567	$95	$432	$443	$315	$193	$2

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2018

	JNL/Mellon Capital Emerging Markets Index Fund	JNL/Mellon Capital European 30 Fund	JNL/Mellon Capital Industrials Sector Fund	JNL/Mellon Capital Materials Sector Fund	JNL/Mellon Capital Pacific Rim 30 Fund	JNL/Mellon Capital Real Estate Sector Fund	JNL/Mellon Capital S&P 500 Index Fund
Investment income
Dividends (a)	$19,592	$15,678	$332	$685	$5,562	$3,112	$76,188
Foreign taxes withheld	(2,098)	(1,995)	—	—	(397)	—	—
Interest	12	2	—	—	1	—	27
Securities lending (a)	83	201	1	2	10	9	552
Total investment income	17,589	13,886	333	687	5,176	3,121	76,767

Expenses
Advisory fees	1,769	453	46	87	300	160	4,491
Administrative fees	1,094	353	29	57	225	114	3,711
12b-1 fees (Class A)	2,133	706	57	114	451	17	10,999
Licensing fees paid to third parties	113	—	2	3	—	6	791
Legal fees	3	1	—	—	1	—	18
Board of trustee fees	30	10	1	1	6	4	165
Chief compliance officer fees	1	1	—	—	—	—	7
Other expenses	150	5	1	2	3	—	42
Total expenses	5,293	1,529	136	264	986	301	20,224
Expense waiver	—	—	—	—	—	(35)	—
Net expenses	5,293	1,529	136	264	986	266	20,224
Net investment income (loss)	12,296	12,357	197	423	4,190	2,855	56,543

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	(1,099)	38,955	442	(2,210)	39,694	(2,779)	60,967
Investments - affiliated	—	—	—	—	—	—	175
Foreign currency	(244)	10	—	—	(145)	—	—
Forward foreign currency contracts	62	(45)	—	—	104	—	—
Futures/futures options contracts	(2,501)	(79)	6	20	(56)	13	1,726
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(111,956)	(89,382)	(2,568)	(5,167)	(67,200)	421	69,382
Investments - affiliated	—	—	—	—	—	—	(146)
Foreign currency	64	(55)	—	—	—	—	—
Forward foreign currency contracts	—	(11)	—	—	(19)	—	—
Futures/futures options contracts	(1,384)	6	(15)	(6)	(16)	18	(1,838)
Net realized and unrealized gain (loss)	(117,058)	(50,601)	(2,135)	(7,363)	(27,638)	(2,327)	130,266
Change in net assets from operations	$(104,762)	$(38,244)	$(1,938)	$(6,940)	$(23,448)	$528	$186,809
(a) Affiliated income	$254	$6	$5	$10	$9	$11	$1,171

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2018

	JNL S&P 500 Index Fund	JNL/Mellon Capital S&P 400 MidCap Index Fund	JNL/Mellon Capital S&P 1500 Growth Index Fund	JNL/Mellon Capital S&P 1500 Value Index Fund	JNL/Mellon Capital Small Cap Index Fund	JNL/Mellon Capital International Index Fund	JNL/Mellon Capital MSCI KLD 400 Social Index Fund
Investment income
Dividends (a)	$131	$25,499	$201	$167	$16,425	$42,907	$183
Foreign taxes withheld	—	—	—	—	(1)	(2,689)	—
Interest	—	14	—	—	6	7	—
Securities lending (a)	—	531	—	—	1,116	463	1
Total investment income	131	26,044	201	167	17,546	40,688	184

Expenses
Advisory fees	13	2,193	29	14	1,685	1,558	25
Administrative fees	7	1,561	22	10	1,172	1,497	15
12b-1 fees (Class A)	—	4,288	43	20	3,134	2,450	30
Licensing fees paid to third parties	1	287	3	1	215	183	5
Legal fees	—	7	—	—	5	4	—
Board of trustee fees	—	66	—	—	49	41	1
Chief compliance officer fees	—	3	—	—	2	1	—
Other expenses	—	18	1	—	12	14	—
Total expenses	21	8,423	98	45	6,274	5,748	76
Expense waiver	(8)	—	—	—	—	—	—
Net expenses	13	8,423	98	45	6,274	5,748	76
Net investment income (loss)	118	17,621	103	122	11,272	34,940	108

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	484	151,051	569	85	144,922	18,829	91
Investments - affiliated	—	—	—	1	—	191	—
Foreign currency	—	—	—	—	—	(233)	—
Forward foreign currency contracts	—	—	—	—	—	454	—
Futures/futures options contracts	12	1,531	—	10	1,610	707	8
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(321)	(69,910)	338	(509)	51,119	(109,155)	412
Investments - affiliated	(1)	—	—	(3)	—	(1,186)	(2)
Foreign currency	—	—	—	—	—	(188)	—
Forward foreign currency contracts	—	—	—	—	—	(541)	—
Futures/futures options contracts	(3)	(1,347)	(3)	(3)	(330)	(302)	(3)
Net realized and unrealized gain (loss)	171	81,325	904	(419)	197,321	(91,424)	506
Change in net assets from operations	$289	$98,946	$1,007	$(297)	$208,593	$(56,484)	$614
(a) Affiliated income	$3	$783	$4	$3	$1,211	$660	$2

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2018

	JNL/Mellon Capital Bond Index Fund	JNL/Mellon Capital Utilities Sector Fund	JNL/MFS Mid Cap Value Fund	JNL Multi-Manager Alternative Fund	JNL Multi-Manager Mid Cap Fund	JNL Multi-Manager Small Cap Growth Fund	JNL Multi-Manager Small Cap Value Fund
Investment income
Dividends (a)	$597	$1,209	$9,687	$6,269	$6,415	$5,101	$9,785
Foreign taxes withheld	(3)	—	(20)	(379)	(23)	(10)	(1)
Interest	14,931	—	—	7,773	—	—	—
Securities lending (a)	28	1	112	12	43	448	274
Total investment income	15,553	1,210	9,779	13,675	6,435	5,539	10,058

Expenses
Advisory fees	973	80	2,605	6,248	3,111	5,234	4,084
Administrative fees	580	52	469	1,044	730	918	607
12b-1 fees (Class A)	1,286	104	1,253	19	113	2,087	1,017
Licensing fees paid to third parties	—	3	—	—	—	—	—
Legal fees	2	—	2	2	2	4	3
Board of trustee fees	24	1	19	21	21	38	25
Chief compliance officer fees	1	—	1	1	1	2	1
Dividends on securities sold short	—	—	—	726	—	—	—
Net short holdings borrowing fees	—	—	—	433	—	—	—
Other expenses	6	1	5	36	6	8	7
Total expenses	2,872	241	4,354	8,530	3,984	8,291	5,744
Net investment income (loss)	12,681	969	5,425	5,145	2,451	(2,752)	4,314

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	(5,146)	992	20,576	19,037	42,498	175,187	45,680
Securities sold short	—	—	—	(2,132)	—	—	—
Brokerage commissions recaptured	—	—	32	4	19	7	88
Purchased options	—	—	—	(1,318)	—	—	—
Written options	—	—	—	2,562	—	—	—
Foreign currency	—	—	1	(614)	—	27	—
Forward foreign currency contracts	—	—	—	(700)	—	(110)	—
Futures/futures options contracts	—	(15)	—	(3,108)	—	—	—
Swap agreements	—	—	—	3,557	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(30,718)	(2,048)	(23,056)	(31,446)	(11,854)	79,537	(21,445)
Investment securities sold short	—	—	—	549	—	—	—
Purchased options	—	—	—	(53)	—	—	—
Written options	—	—	—	244	—	—	—
Foreign currency	—	—	(1)	73	—	(1)	—
Forward foreign currency contracts	—	—	—	1,606	—	—	—
Futures/futures options contracts	—	34	—	(468)	—	—	—
Swap agreements	—	—	—	(2,709)	—	—	—
Net realized and unrealized gain (loss)	(35,864)	(1,037)	(2,448)	(14,916)	30,663	254,647	24,323
Change in net assets from operations	$(23,183)	$(68)	$2,977	$(9,771)	$33,114	$251,895	$28,637
(a) Affiliated income	$625	$2	$74	$1,932	$155	$784	$453

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2018

	JNL/Neuberger Berman Strategic Income Fund	JNL/Oppenheimer Emerging Markets Innovator Fund	JNL/Oppenheimer Global Growth Fund	JNL/PIMCO Income Fund	JNL/PIMCO Real Return Fund	JNL/PPM America Floating Rate Income Fund	JNL/PPM America High Yield Bond Fund
Investment income
Dividends (a)	$1,223	$4,075	$34,312	$—	$19	$555	$3,055
Foreign taxes withheld	—	(422)	(3,479)	(12)	—	(4)	(9)
Interest	12,390	—	—	14,242	36,597	34,809	70,705
Securities lending (a)	236	514	355	4	4	—	1,337
Total investment income	13,849	4,167	31,188	14,234	36,620	35,360	75,088

Expenses
Advisory fees	1,699	2,799	6,675	2,012	3,738	3,462	3,754
Administrative fees	525	421	2,002	604	977	1,134	1,125
12b-1 fees (Class A)	1,012	73	2,967	333	1,727	2,219	2,531
Legal fees	1	1	6	1	4	3	4
Board of trustee fees	14	11	54	15	41	32	48
Chief compliance officer fees	1	1	3	1	1	1	2
Interest expense	—	—	—	157	6,996	—	—
Other expenses	6	14	45	4	13	164	12
Total expenses	3,258	3,320	11,752	3,127	13,497	7,015	7,476
Net investment income (loss)	10,591	847	19,436	11,107	23,123	28,345	67,611

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	(525)	26,958	93,179	(4,513)	(32,781)	(2,246)	(9,249)
Purchased options	—	—	—	(9)	(929)	—	—
Written options	—	—	—	110	1,948	—	—
Foreign currency	(51)	(336)	(122)	(1,088)	(1,083)	—	—
Forward foreign currency contracts	—	(139)	(77)	1,970	1,015	—	—
Futures/futures options contracts	3,119	—	—	(1,792)	5,596	433	3,796
Swap agreements	369	—	—	(1,851)	1,469	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(22,997)	(59,383)	(62,257)	(13,677)	(23,752)	(10,006)	(83,669)
Purchased options	—	—	—	—	622	—	—
Written options	—	—	—	46	(306)	—	—
Foreign currency	(4)	148	(29)	(14)	(16)	—	—
Forward foreign currency contracts	—	11	—	4,509	18,450	—	—
Futures/futures options contracts	(2,036)	—	—	1,993	(4,334)	(60)	(477)
Swap agreements	(103)	—	—	(3,740)	3,985	—	—
Net realized and unrealized gain (loss)	(22,228)	(32,741)	30,694	(18,056)	(30,116)	(11,879)	(89,599)
Change in net assets from operations	$(11,637)	$(31,894)	$50,130	$(6,949)	$(6,993)	$16,466	$(21,988)
(a) Affiliated income	$39	$186	$275	$4	$4	$555	$280

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2018

	JNL/PPM America Mid Cap Value Fund	JNL/PPM America Small Cap Value Fund	JNL/PPM America Total Return Fund	JNL/PPM America Value Equity Fund	JNL/S&P Competitive Advantage Fund	JNL/S&P Dividend Income & Growth Fund	JNL/S&P International 5 Fund
Investment income
Dividends (a)	$6,385	$7,107	$193	$2,734	$25,048	$99,118	$1,213
Foreign taxes withheld	—	(14)	—	—	—	—	(77)
Interest	—	—	20,439	—	3	7	—
Securities lending (a)	280	121	44	77	216	475	7
Total investment income	6,665	7,214	20,676	2,811	25,267	99,600	1,143

Expenses
Advisory fees	1,897	2,512	2,357	508	3,592	6,489	82
Administrative fees	340	463	603	113	1,387	2,484	36
12b-1 fees (Class A)	946	1,352	497	339	1,524	5,166	73
Legal fees	2	2	3	—	6	12	—
Board of trustee fees	14	19	25	5	58	109	1
Chief compliance officer fees	—	1	1	—	2	4	—
Other expenses	33	29	7	5	16	34	—
Total expenses	3,232	4,378	3,493	970	6,585	14,298	192
Net investment income (loss)	3,433	2,836	17,183	1,841	18,682	85,302	951

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	21,397	36,046	(4,126)	8,477	96,797	106,858	3,923
Brokerage commissions recaptured	5	9	—	1	—	—	—
Foreign currency	—	—	—	—	—	—	3
Forward foreign currency contracts	—	—	—	—	—	—	1
Futures/futures options contracts	—	—	4,255	—	520	1,620	1
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(42,598)	(46,305)	(35,729)	(12,861)	20,039	(215,997)	(6,752)
Foreign currency	—	—	—	—	—	—	(6)
Futures/futures options contracts	—	—	(1,052)	—	(90)	(545)	(16)
Net realized and unrealized gain (loss)	(21,196)	(10,250)	(36,652)	(4,383)	117,266	(108,064)	(2,846)
Change in net assets from operations	$(17,763)	$(7,414)	$(19,469)	$(2,542)	$135,948	$(22,762)	$(1,895)
(a) Affiliated income	$16	$31	$193	$4	$247	$501	$8

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2018

	JNL/S&P Intrinsic Value Fund	JNL/S&P Mid 3 Fund	JNL/S&P Total Yield Fund	JNL/Scout Unconstrained Bond Fund	JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund
Investment income
Dividends (a)	$33,798	$2,473	$28,906	$264	$40,469	$24,694	$98
Foreign taxes withheld	—	—	—	—	(141)	(132)	(1)
Interest	4	1	4	8,418	(491)	—	18,175
Securities lending (a)	313	268	120	58	1,463	434	22
Total investment income	34,115	2,742	29,030	8,740	41,300	24,996	18,294

Expenses
Advisory fees	3,336	468	2,909	1,934	20,189	16,466	2,326
Administrative fees	1,285	137	1,114	528	4,345	2,637	756
12b-1 fees (Class A)	1,214	413	752	71	9,375	7,646	1,453
Legal fees	6	1	5	2	21	12	3
Board of trustee fees	53	6	47	15	195	115	31
Chief compliance officer fees	2	—	2	—	9	5	1
Other expenses	15	3	13	4	49	31	8
Total expenses	5,911	1,028	4,842	2,554	34,183	26,912	4,578
Expense waiver	—	—	—	—	—	(198)	—
Net expenses	5,911	1,028	4,842	2,554	34,183	26,714	4,578
Net investment income (loss)	28,204	1,714	24,188	6,186	7,117	(1,718)	13,716

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	44,531	16,266	41,580	(6,539)	396,774	303,431	(1,226)
Brokerage commissions recaptured	—	—	—	—	—	3	—
Foreign currency	—	—	—	(18)	(91)	(3)	(1)
Forward foreign currency contracts	—	—	—	1	2	(3)	(1)
Futures/futures options contracts	150	69	812	1,256	—	—	(2,130)
Swap agreements	—	—	—	185	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	100,441	(12,390)	(49,588)	(2,525)	455,952	(44,598)	(9,620)
Foreign currency	—	—	—	—	(2)	—	—
Forward foreign currency contracts	—	—	—	—	—	—	36
Futures/futures options contracts	(290)	(19)	(211)	(4,434)	—	—	712
Swap agreements	—	—	—	(44)	—	—	—
Net realized and unrealized gain (loss)	144,832	3,926	(7,407)	(12,118)	852,635	258,830	(12,230)
Change in net assets from operations	$173,036	$5,640	$16,781	$(5,932)	$859,752	$257,112	$1,486
(a) Affiliated income	$345	$272	$149	$322	$558	$2,947	$98

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2018

	JNL/T. Rowe Price Value Fund	JNL/Vanguard Growth Allocation Fund	JNL/Vanguard Moderate Allocation Fund	JNL/Vanguard Moderate Growth Allocation Fund	JNL/Westchester Capital Event Driven Fund	JNL/WMC Balanced Fund	JNL/WMC Government Money Market Fund
Investment income
Dividends (a)	$54,133	$1,801	$897	$1,429	$1,095	$66,421	$—
Foreign taxes withheld	(954)	—	—	—	(81)	(337)	—
Interest	1,693	—	—	—	6,685	38,030	9,696
Net prime broker interest income	—	—	—	—	6	—	—
Securities lending (a)	59	25	18	23	—	260	—
Total investment income	54,931	1,826	915	1,452	7,705	104,374	9,696

Expenses
Advisory fees	11,936	131	70	107	1,217	12,270	967
Administrative fees	2,345	99	53	80	116	3,614	595
12b-1 fees (Class A)	3,113	193	103	157	7	11,543	1,778
Legal fees	11	—	—	—	1	17	3
Board of trustee fees	103	3	1	2	5	160	25
Chief compliance officer fees	4	—	—	—	—	7	1
Dividends on securities sold short	—	—	—	—	483	—	—
Other expenses	27	—	—	—	15	42	4
Total expenses	17,539	426	227	346	1,844	27,653	3,373
Expense waiver	(193)	(28)	(18)	(28)	—	—	—
Recovery of previously reimbursed
expenses	—	—	—	—	—	—	1,185
Net expenses	17,346	398	209	318	1,844	27,653	4,558
Net investment income (loss)	37,585	1,428	706	1,134	5,861	76,721	5,138

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	309,916	568	(58)	116	(2,170)	155,455	—
Securities sold short	—	—	—	—	310	—	—
Brokerage commissions recaptured	14	—	—	—	—	6	—
Purchased options	—	—	—	—	(3,558)	—	—
Written options	—	—	—	—	1,878	—	—
Foreign currency	47	—	—	—	7	11	—
Forward foreign currency contracts	(39)	—	—	—	(615)	—	—
Futures/futures options contracts	—	—	—	—	—	6,063	—
Swap agreements	—	—	—	—	181	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(450,768)	(4,590)	(1,383)	(2,521)	(1,088)	(293,745)	—
Investment securities sold short	—	—	—	—	3,501	—	—
Purchased options	—	—	—	—	598	—	—
Written options	—	—	—	—	296	—	—
Foreign currency	(11)	—	—	—	—	(11)	—
Forward foreign currency contracts	—	—	—	—	1,722	—	—
Futures/futures options contracts	—	—	—	—	—	(664)	—
Swap agreements	—	—	—	—	6,811	—	—
Net realized and unrealized gain (loss)	(140,841)	(4,022)	(1,441)	(2,405)	7,873	(132,885)	—
Change in net assets from operations	$(103,256)	$(2,594)	$(735)	$(1,271)	$13,734	$(56,164)	$5,138
(a) Affiliated income	$180	$43	$26	$36	$72	$2,792	$—

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2018

JNL/WMC Value Fund
Investment income
Dividends (a)	$19,624
Foreign taxes withheld	(198)
Securities lending (a)	69
Total investment income	19,495

Expenses
Advisory fees	2,884
Administrative fees	767
12b-1 fees (Class A)	1,232
Legal fees	3
Board of trustee fees	33
Chief compliance officer fees	1
Other expenses	8
Total expenses	4,928
Net investment income (loss)	14,567

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	44,320
Foreign currency	4
Forward foreign currency contracts	(1)
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(76,844)
Foreign currency	(10)
Net realized and unrealized gain (loss)	(32,531)
Change in net assets from operations	$(17,964)
(a) Affiliated income	$243

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Statements of Cash Flows (in thousands)

For the Year Ended June 30, 2018

	JNL/AQR Large Cap Relaxed Constraint Equity Fund	JNL/PIMCO Real Return Fund
Cash flows provided by operating activities
Net decrease in net assets from operations	$(14,900)	$(6,993)
Adjustments to reconcile net decrease in net assets from operations to net cash flow provided by operating activities:
Purchase of long-term investments	(179,487)	(2,999,189)
Proceeds from sales and maturities of long-term investments	303,638	3,132,115
Net (purchases) sales of short-term investments	8,989	(29,468)
Proceeds from securities sold short/forward sales commitments	104,247	486,319
Purchases to cover securities sold short/forward sales commitments	(152,660)	(504,350)
Decrease (increase) in receivable for investment securities sold	16,843	(26,843)
Increase (decrease) in payable for investment securities purchased	(14,859)	151,779
Decrease (increase) in receivable for dividends and interest	410	(52)
Increase in payable for dividends on securities sold short	126	-
Decrease in payable for interest expense and brokerage charges	(6)	(106)
Decrease in payable for expenses	(64)	(51)
Decrease (increase) in receivable for deposits with brokers and counterparties	107	(404)
Increase in other assets	(1)	(4)
Increase in payable for deposits from counterparties	-	15,477
Net amortization	-	2,146
Net inflation compensation	-	(20,394)
Net decrease in OTC swap agreements	-	(888)
Net increase in variation margin on futures/futures option contracts and swap agreements	104	7,557
Loss from currency transactions	-	(84)
Change in unrealized (appreciation) depreciation on investments, purchased options, written options, foreign currency, forward foreign currency contracts, futures/futures options contracts and swap agreements	11,639	5,351
Net realized (gain) loss on investments, purchased options, written options, foreign currency, forward foreign currency contracts, futures/futures options contracts and swap agreements	5,315	24,765
Net cash flow provided by operating activities	89,441	236,683
Cash flows used in financing activities
Net redemptions from capital share transactions	(81,324)	(111,519)
Decrease in payable for reverse repurchase agreements	-	(93,037)
Net borrowing from secured financing transactions	-	(2,480)
Net fees from secured borrowing transactions	-	3,215
Decrease in receivable for treasury roll transactions	-	507,002
Decrease in payable for treasury roll transactions	-	(540,833)
Net cash collateral proceeds from securities lending activity	1,572	-
Net cash flow used in financing activities	(79,752)	(237,652)
Net increase (decrease) in cash	9,689	(969)
Cash at beginning of period	232	12,678
Cash at end of period	$9,921	$11,709

Supplemental disclosure of operating activities:
Short holding borrowing fees during the period	$708	$-
Interest expense during the period	-	6,996

The following table provides a reconciliation of cash and cash equivalents reported within the Statement of Assets and Liabilities and Statement of Cash Flows:

Cash	$8,349	$7,634
Foreign currency	-	4,075
Cash collateral segregated for short sales	1,572	-
Total cash and cash equivalents presented in the statement of cash flows	$9,921	$11,709

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2018

	JNL/AB Dynamic Asset Allocation Fund(a)	JNL/AQR Large Cap Relaxed Constraint Equity Fund	JNL/AQR Managed Futures Strategy Fund(a)	JNL/BlackRock Global Allocation Fund(a)	JNL/BlackRock Global Natural Resources Fund	JNL/BlackRock Large Cap Select Growth Fund	JNL/Boston Partners Global Long Short Equity Fund
Operations
Net investment income (loss)	$174	$2,054	$701	$24,677	$9,209	$(1,841)	$2,792
Net realized gain (loss)	952	(5,315)	(16,395)	89,525	20,226	131,889	9,393
Net change in unrealized appreciation
(depreciation)	(1,683)	(11,639)	(6,303)	(181,114)	(27,479)	314,572	(38,124)
Change in net assets from operations	(557)	(14,900)	(21,997)	(66,912)	1,956	444,620	(25,939)
Share transactions[1]
Proceeds from the sale of shares
Class A	3,634	22,818	7,649	226,678	65,575	406,345	5,935
Class I	—	7,748	6,413	5,751	303	127,362	23,970
Cost of shares redeemed
Class A	(4,054)	(53,852)	(21,298)	(327,075)	(113,670)	(231,746)	(4,736)
Class I	—	(58,390)	(37,462)	(121)	(438)	(263,142)	(70,676)
Change in net assets from
share transactions	(420)	(81,676)	(44,698)	(94,767)	(48,230)	38,819	(45,507)
Change in net assets	(977)	(96,576)	(66,695)	(161,679)	(46,274)	483,439	(71,446)
Net assets beginning of period	38,610	645,978	414,415	4,035,992	866,735	3,080,175	622,103
Net assets end of period	$37,633	$549,402	$347,720	$3,874,313	$820,461	$3,563,614	$550,657
Undistributed (excess of distributions
over) net investment income (loss)	$557	$4,935	$(74,908)	$27,817	$18,441	$292	$1,431

[1]Share transactions
Shares sold
Class A	315	1,781	932	17,896	7,577	10,141	544
Class I	—	586	766	450	35	3,083	2,176
Shares redeemed
Class A	(346)	(4,202)	(2,605)	(25,824)	(13,017)	(5,842)	(434)
Class I	—	(4,450)	(4,524)	(9)	(50)	(6,369)	(6,401)
Change in shares
Class A	(31)	(2,421)	(1,673)	(7,928)	(5,440)	4,299	110
Class I	—	(3,864)	(3,758)	441	(15)	(3,286)	(4,225)
Purchases and sales of long term
investments
Purchase of securities	$8,294	$179,487	$—	$879,684	$327,982	$751,568	$244,218
Purchase of U.S. government securities	—	—	—	1,629,377	—	—	—
Total purchases	$8,294	$179,487	$—	$2,509,061	$327,982	$751,568	$244,218
Proceeds from sales of securities	$9,498	$303,638	$—	$1,128,541	$355,879	$786,261	$315,036
Proceeds from sales of U.S. government
securities	—	—	—	1,508,977	—	—	—
Total proceeds from sales	$9,498	$303,638	$—	$2,637,518	$355,879	$786,261	$315,036
Securities sold short covers	$—	$152,660	$—	$7,556	$—	$—	$270,621
Securities sold short proceeds	$—	$104,247	$—	$31,020	$—	$—	$176,746

(a)	Consolidated Statement of Changes in Net Assets.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2018

	JNL/Brookfield Global Infrastructure and MLP Fund	JNL/Causeway International Value Select Fund	JNL/ClearBridge Large Cap Growth Fund	JNL/Crescent High Income Fund	JNL/DFA U.S. Core Equity Fund	JNL/DoubleLine Core Fixed Income Fund	JNL/DoubleLine Emerging Markets Fixed Income Fund
Operations
Net investment income (loss)	$14,941	$30,545	$915	$16,243	$5,492	$51,436	$6,954
Net realized gain (loss)	41,817	64,277	3,394	(3,578)	27,323	(17,687)	(1,849)
Net change in unrealized appreciation
(depreciation)	(73,309)	(193,077)	29,054	(12,083)	1,148	(64,854)	(22,616)
Change in net assets from operations	(16,551)	(98,255)	33,363	582	33,963	(31,105)	(17,511)
Share transactions[1]
Proceeds from the sale of shares
Class A	61,879	63,083	66,040	25,928	89,310	175,292	4,401
Class I	47,594	89,463	28,849	42,747	5,747	413,914	70,343
Cost of shares redeemed
Class A	(144,470)	(58,162)	(16,228)	(17,844)	(151,407)	(382,332)	(2,780)
Class I	(21,665)	(101,057)	(16,386)	(146,668)	(10,852)	(38,295)	(52,053)
Change in net assets from
share transactions	(56,662)	(6,673)	62,275	(95,837)	(67,202)	168,579	19,911
Change in net assets	(73,213)	(104,928)	95,638	(95,255)	(33,239)	137,474	2,400
Net assets beginning of period	1,018,245	1,856,501	460,388	693,009	1,190,736	3,445,097	543,598
Net assets end of period	$945,032	$1,751,573	$556,026	$597,754	$1,157,497	$3,582,571	$545,998
Undistributed (excess of distributions
over) net investment income (loss)	$44,284	$60,509	$—	$50,254	$16,375	$88,728	$18,336

[1]Share transactions
Shares sold
Class A	4,521	3,707	5,791	2,405	6,366	13,697	405
Class I	3,500	5,154	2,549	3,961	386	30,218	6,419
Shares redeemed
Class A	(10,556)	(3,425)	(1,458)	(1,654)	(10,769)	(29,896)	(255)
Class I	(1,583)	(5,765)	(1,442)	(13,593)	(726)	(2,784)	(4,752)
Change in shares
Class A	(6,035)	282	4,333	751	(4,403)	(16,199)	150
Class I	1,917	(611)	1,107	(9,632)	(340)	27,434	1,667
Purchases and sales of long term
investments
Purchase of securities	$581,155	$313,686	$94,779	$209,913	$21,716	$749,045	$140,981
Purchase of U.S. government securities	—	—	—	—	—	1,283,596	—
Total purchases	$581,155	$313,686	$94,779	$209,913	$21,716	$2,032,641	$140,981
Proceeds from sales of securities	$617,360	$296,999	$40,021	$292,270	$80,105	$559,425	$119,176
Proceeds from sales of U.S. government
securities	—	—	—	—	—	1,186,175	—
Total proceeds from sales	$617,360	$296,999	$40,021	$292,270	$80,105	$1,745,600	$119,176
Securities sold short covers	$—	$—	$—	$—	$—	$460	$—
Securities sold short proceeds	$—	$—	$—	$—	$—	$470	$—

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2018

	JNL/DoubleLine Shiller Enhanced CAPE Fund	JNL/FPA + DoubleLine Flexible Allocation Fund	JNL/Franklin Templeton Global Fund	JNL/Franklin Templeton Global Multisector Bond Fund	JNL/Franklin Templeton Income Fund	JNL/Franklin Templeton International Small Cap Growth Fund	JNL/Franklin Templeton Mutual Shares Fund
Operations
Net investment income (loss)	$17,183	$9,794	$13,377	$46,790	$53,647	$7,566	$10,893
Net realized gain (loss)	90,709	64,180	56,539	(9,209)	107,957	11,917	49,452
Net change in unrealized appreciation
(depreciation)	(67,451)	(101,340)	(94,001)	(68,808)	(154,002)	(47,255)	(73,022)
Change in net assets from operations	40,441	(27,366)	(24,085)	(31,227)	7,602	(27,772)	(12,677)
Share transactions[1]
Proceeds from the sale of shares
Class A	190,366	70,039	30,189	111,351	95,761	84,044	36,973
Class I	72,541	9,473	18,092	55,153	20,881	693	22,539
Cost of shares redeemed
Class A	(80,227)	(219,201)	(52,187)	(122,761)	(214,319)	(91,287)	(72,492)
Class I	(100,451)	(49,694)	(46,040)	(40,327)	(53,697)	(131)	(56,056)
Change in net assets from
share transactions	82,229	(189,383)	(49,946)	3,416	(151,374)	(6,681)	(69,036)
Change in net assets	122,670	(216,749)	(74,031)	(27,811)	(143,772)	(34,453)	(81,713)
Net assets beginning of period	1,404,736	2,191,436	1,047,759	1,713,909	2,546,728	746,663	1,220,727
Net assets end of period	$1,527,406	$1,974,687	$973,728	$1,686,098	$2,402,956	$712,210	$1,139,014
Undistributed (excess of distributions
over) net investment income (loss)	$32,379	$30,479	$33,241	$62,100	$154,292	$12,814	$20,929

[1]Share transactions
Shares sold
Class A	12,367	5,485	2,563	10,294	8,012	7,205	3,171
Class I	4,721	742	1,501	5,061	1,842	59	1,904
Shares redeemed
Class A	(5,245)	(17,209)	(4,424)	(11,390)	(17,936)	(7,865)	(6,222)
Class I	(6,476)	(3,861)	(3,818)	(3,697)	(4,735)	(11)	(4,739)
Change in shares
Class A	7,122	(11,724)	(1,861)	(1,096)	(9,924)	(660)	(3,051)
Class I	(1,755)	(3,119)	(2,317)	1,364	(2,893)	48	(2,835)
Purchases and sales of long term
investments
Purchase of securities	$500,671	$531,452	$161,980	$174,615	$691,955	$121,519	$100,849
Purchase of U.S. government securities	224,835	40,361	—	21,038	169,444	—	—
Total purchases	$725,506	$571,813	$161,980	$195,653	$861,399	$121,519	$100,849
Proceeds from sales of securities	$334,513	$626,625	$195,905	$288,290	$946,481	$109,765	$179,443
Proceeds from sales of U.S. government
securities	239,704	89,156	—	—	—	—	—
Total proceeds from sales	$574,217	$715,781	$195,905	$288,290	$946,481	$109,765	$179,443
Securities sold short covers	$—	$47,015	$—	$—	$—	$—	$—
Securities sold short proceeds	$—	$82,256	$—	$—	$606	$—	$—

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2018

	JNL/Goldman Sachs Core Plus Bond Fund	JNL/Goldman Sachs Emerging Markets Debt Fund	JNL/GQG Emerging Markets Equity Fund	JNL/Harris Oakmark Global Equity Fund	JNL/Invesco China-India Fund	JNL/Invesco Diversified Dividend Fund	JNL/Invesco Global Real Estate Fund
Operations
Net investment income (loss)	$12,208	$8,491	$2,082	$11,855	$420	$6,800	$28,407
Net realized gain (loss)	(14,237)	(8,546)	(17,153)	29,849	38,159	2,895	13,304
Net change in unrealized appreciation
(depreciation)	(22,611)	(25,235)	(20,453)	(102,912)	(58,242)	(21,188)	(59,481)
Change in net assets from operations	(24,640)	(25,290)	(35,524)	(61,208)	(19,663)	(11,493)	(17,770)
Share transactions[1]
Proceeds from the sale of shares
Class A	80,506	19,992	5,828	77,981	91,265	20,174	72,643
Class I	17,270	2,813	133,779	44,203	145	73,162	66,341
Cost of shares redeemed
Class A	(102,454)	(25,282)	(1,937)	(90,291)	(145,937)	(1,697)	(151,912)
Class I	(20,497)	(6,451)	(48,205)	(65,930)	(198)	(68,842)	(268,432)
Change in net assets from
share transactions	(25,175)	(8,928)	89,465	(34,037)	(54,725)	22,797	(281,360)
Change in net assets	(49,815)	(34,218)	53,941	(95,245)	(74,388)	11,304	(299,130)
Net assets beginning of period	1,114,702	327,382	416,897	1,121,402	748,272	557,348	1,975,249
Net assets end of period	$1,064,887	$293,164	$470,838	$1,026,157	$673,884	$568,652	$1,676,119
Undistributed (excess of distributions
over) net investment income (loss)	$34,153	$3,671	$2,081	$22,211	$1,553	$9,764	$66,921

[1]Share transactions
Shares sold
Class A	6,999	1,712	540	6,502	8,636	1,986	7,498
Class I	1,478	235	12,228	3,669	14	7,241	6,735
Shares redeemed
Class A	(8,931)	(2,190)	(182)	(7,494)	(13,811)	(167)	(15,652)
Class I	(1,757)	(538)	(4,441)	(5,334)	(19)	(6,803)	(27,614)
Change in shares
Class A	(1,932)	(478)	358	(992)	(5,175)	1,819	(8,154)
Class I	(279)	(303)	7,787	(1,665)	(5)	438	(20,879)
Purchases and sales of long term
investments
Purchase of securities	$233,172	$90,352	$381,275	$202,919	$122,986	$56,540	$664,423
Purchase of U.S. government securities	1,027,633 (a)	38,662	—	—	—	—	—
Total purchases	$1,260,805	$129,014	$381,275	$202,919	$122,986	$56,540	$664,423
Proceeds from sales of securities	$288,374	$105,798	$299,048	$196,053	$146,965	$37,720	$944,700
Proceeds from sales of U.S. government
securities	1,002,732 (a)	39,052	—	—	—	—	—
Total proceeds from sales	$1,291,106	$144,850	$299,048	$196,053	$146,965	$37,720	$944,700
U.S. government securities sold short covers	70,935	—	—	—	—	—	—
U.S. government securities sold short proceeds	91,649	—	—	—	—	—	—

(a)	Amounts exclude $529,741 and $530,424 of purchases and sales, respectively, of dollar roll transaction securities.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2018

	JNL/Invesco International Growth Fund	JNL/Invesco Mid Cap Value Fund	JNL/Invesco Small Cap Growth Fund	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/Lazard Emerging Markets Fund	JNL/Mellon Capital Consumer Staples Sector Fund
Operations
Net investment income (loss)	$18,314	$1,775	$(3,011)	$(1,787)	$15,724	$9,655	$176
Net realized gain (loss)	33,466	14,007	63,689	110,177	449	28,530	(111)
Net change in unrealized appreciation
(depreciation)	(139,726)	12,032	114,653	17,900	(30,898)	(156,287)	(894)
Change in net assets from operations	(87,946)	27,814	175,331	126,290	(14,725)	(118,102)	(829)
Share transactions[1]
Proceeds from the sale of shares
Class A	85,763	56,497	266,341	266,499	91,429	28,659	21,666
Class I	20,877	41,537	28,284	73,721	42,381	66,008	217
Cost of shares redeemed
Class A	(112,555)	(49,604)	(214,159)	(227,522)	(134,644)	(60,528)	(5,430)
Class I	(30,084)	(83,732)	(47,797)	(242,641)	(109,306)	(60,716)	(17)
Change in net assets from
share transactions	(35,999)	(35,302)	32,669	(129,943)	(110,140)	(26,577)	16,436
Change in net assets	(123,945)	(7,488)	208,000	(3,653)	(124,865)	(144,679)	15,607
Net assets beginning of period	1,498,522	538,933	1,917,196	2,093,252	1,363,931	1,015,785	7,810
Net assets end of period	$1,374,577	$531,445	$2,125,196	$2,089,599	$1,239,066	$871,106	$23,417
Undistributed (excess of distributions
over) net investment income (loss)	$33,162	$1,823	$(2,080)	$(1,648)	$48,617	$23,500	$—

[1]Share transactions
Shares sold
Class A	6,136	3,150	10,129	7,361	7,084	2,523	2,192
Class I	1,405	2,284	1,037	1,985	3,128	5,727	23
Shares redeemed
Class A	(8,047)	(2,745)	(8,204)	(6,316)	(10,430)	(5,281)	(553)
Class I	(2,037)	(4,605)	(1,758)	(6,525)	(8,070)	(5,224)	(2)
Change in shares
Class A	(1,911)	405	1,925	1,045	(3,346)	(2,758)	1,639
Class I	(632)	(2,321)	(721)	(4,540)	(4,942)	503	21
Purchases and sales of long term
investments
Purchase of securities	$320,968	$105,454	$282,605	$599,539	$5,788	$71,010	$19,853
Purchase of U.S. government securities	—	—	—	—	10,950	—	—
Total purchases	$320,968	$105,454	$282,605	$599,539	$16,738	$71,010	$19,853
Proceeds from sales of securities	$279,758	$140,650	$275,611	$738,913	$3,594	$103,658	$3,257
Proceeds from sales of U.S. government
securities	—	—	—	—	86,394	—	—
Total proceeds from sales	$279,758	$140,650	$275,611	$738,913	$89,988	$103,658	$3,257

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2018

	JNL/Mellon Capital Emerging Markets Index Fund	JNL/Mellon Capital European 30 Fund	JNL/Mellon Capital Industrials Sector Fund	JNL/Mellon Capital Materials Sector Fund	JNL/Mellon Capital Pacific Rim 30 Fund	JNL/Mellon Capital Real Estate Sector Fund	JNL/Mellon Capital S&P 500 Index Fund
Operations
Net investment income (loss)	$12,296	$12,357	$197	$423	$4,190	$2,855	$56,543
Net realized gain (loss)	(3,782)	38,841	448	(2,190)	39,597	(2,766)	62,868
Net change in unrealized appreciation
(depreciation)	(113,276)	(89,442)	(2,583)	(5,173)	(67,235)	439	67,398
Change in net assets from operations	(104,762)	(38,244)	(1,938)	(6,940)	(23,448)	528	186,809
Share transactions[1]
Proceeds from the sale of shares
Class A	266,219	53,625	48,502	81,781	32,593	12,951	712,661
Class I	11,753	6	409	387	25	20,997	52,822
Cost of shares redeemed
Class A	(207,925)	(73,557)	(22,926)	(68,054)	(47,209)	(3,371)	(775,888)
Class I	(12,860)	(3)	(77)	(50)	(50)	(43,937)	(96,604)
Change in net assets from
share transactions	57,187	(19,929)	25,908	14,064	(14,641)	(13,360)	(107,009)
Change in net assets	(47,575)	(58,173)	23,970	7,124	(38,089)	(12,832)	79,800
Net assets beginning of period	1,398,602	488,132	16,896	42,922	317,808	167,298	7,871,411
Net assets end of period	$1,351,027	$429,959	$40,866	$50,046	$279,719	$154,466	$7,951,211
Undistributed (excess of distributions
over) net investment income (loss)	$31,347	$25,915	$—	$—	$12,238	$—	$158,556

[1]Share transactions
Shares sold
Class A	22,086	3,962	4,534	7,515	1,983	1,340	31,844
Class I	970	—	38	37	1	2,187	2,309
Shares redeemed
Class A	(17,488)	(5,457)	(2,163)	(6,702)	(2,892)	(348)	(34,703)
Class I	(1,069)	—	(7)	(5)	(3)	(4,605)	(4,205)
Change in shares
Class A	4,598	(1,495)	2,371	813	(909)	992	(2,859)
Class I	(99)	—	31	32	(2)	(2,418)	(1,896)
Purchases and sales of long term
investments
Purchase of securities	$142,819	$289,954	$44,257	$79,448	$245,243	$28,824	$114,856
Proceeds from sales of securities	$62,588	$298,681	$17,952	$64,776	$255,985	$38,912	$143,498

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2018

	JNL S&P 500 Index Fund	JNL/Mellon Capital S&P 400 MidCap Index Fund	JNL/Mellon Capital S&P 1500 Growth Index Fund	JNL/Mellon Capital S&P 1500 Value Index Fund	JNL/Mellon Capital Small Cap Index Fund	JNL/Mellon Capital International Index Fund	JNL/Mellon Capital MSCI KLD 400 Social Index Fund
Operations
Net investment income (loss)	$118	$17,621	$103	$122	$11,272	$34,940	$108
Net realized gain (loss)	496	152,582	569	96	146,532	19,948	99
Net change in unrealized appreciation
(depreciation)	(325)	(71,257)	335	(515)	50,789	(111,372)	407
Change in net assets from operations	289	98,946	1,007	(297)	208,593	(56,484)	614
Share transactions[1]
Proceeds from the sale of shares
Class A	—	265,367	43,082	12,923	200,470	136,089	11,059
Class I	17,831	21,901	424	442	22,648	32,090	67
Cost of shares redeemed
Class A	—	(337,731)	(22,845)	(6,590)	(269,323)	(220,140)	(1,575)
Class I	(7,545)	(41,745)	(17)	(13)	(52,808)	(80,744)	(29)
Change in net assets from
share transactions	10,286	(92,208)	20,644	6,762	(99,013)	(132,705)	9,522
Change in net assets	10,575	6,738	21,651	6,465	109,580	(189,189)	10,136
Net assets beginning of period	6,100	3,150,287	17,084	8,948	2,355,512	2,101,821	15,813
Net assets end of period	$16,675	$3,157,025	$38,735	$15,413	$2,465,092	$1,912,632	$25,949
Undistributed (excess of distributions
over) net investment income (loss)	$—	$45,006	$—	$—	$32,654	$85,572	$110

[1]Share transactions
Shares sold
Class A	—	12,104	3,847	1,219	9,769	8,690	979
Class I	1,623	979	38	42	1,083	1,971	5
Shares redeemed
Class A	—	(15,434)	(2,094)	(626)	(13,250)	(13,984)	(139)
Class I	(676)	(1,870)	(2)	(1)	(2,513)	(4,948)	(2)
Change in shares
Class A	—	(3,330)	1,753	593	(3,481)	(5,294)	840
Class I	947	(891)	36	41	(1,430)	(2,977)	3
Purchases and sales of long term
investments
Purchase of securities	$21,296	$274,952	$34,519	$12,782	$255,083	$28,547	$11,171
Proceeds from sales of securities	$11,016	$394,589	$18,628	$5,987	$338,014	$109,305	$1,734

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2018

	JNL/Mellon Capital Bond Index Fund	JNL/Mellon Capital Utilities Sector Fund	JNL/MFS Mid Cap Value Fund	JNL Multi-Manager Alternative Fund	JNL Multi-Manager Mid Cap Fund	JNL Multi-Manager Small Cap Growth Fund	JNL Multi-Manager Small Cap Value Fund
Operations
Net investment income (loss)	$12,681	$969	$5,425	$5,145	$2,451	$(2,752)	$4,314
Net realized gain (loss)	(5,146)	977	20,609	17,288	42,517	175,111	45,768
Net change in unrealized appreciation
(depreciation)	(30,718)	(2,014)	(23,057)	(32,204)	(11,854)	79,536	(21,445)
Change in net assets from operations	(23,183)	(68)	2,977	(9,771)	33,114	251,895	28,637
Share transactions[1]
Proceeds from the sale of shares
Class A	85,432	4,971	52,337	4,195	45,187	276,888	57,651
Class I	39,397	279	25,354	89,304	97,637	40,232	66,705
Cost of shares redeemed
Class A	(99,806)	(17,965)	(88,408)	(1,056)	(25,426)	(155,112)	(75,014)
Class I	(39,375)	(70)	(14,791)	(64,825)	(170,932)	(83,486)	(81,216)
Change in net assets from
share transactions	(14,352)	(12,785)	(25,508)	27,618	(53,534)	78,522	(31,874)
Change in net assets	(37,535)	(12,853)	(22,531)	17,847	(20,420)	330,417	(3,237)
Net assets beginning of period	1,200,414	81,509	954,994	1,039,651	965,213	1,707,210	1,230,672
Net assets end of period	$1,162,879	$68,656	$932,463	$1,057,498	$944,793	$2,037,627	$1,227,435
Undistributed (excess of distributions
over) net investment income (loss)	$36,491	$3,068	$12,218	$3,627	$5,364	$(3,268)	$9,634

[1]Share transactions
Shares sold
Class A	7,409	395	4,313	410	3,602	9,675	3,780
Class I	3,299	21	2,092	8,716	7,775	1,363	4,408
Shares redeemed
Class A	(8,658)	(1,425)	(7,287)	(103)	(2,061)	(5,569)	(4,899)
Class I	(3,300)	(5)	(1,214)	(6,321)	(13,544)	(2,821)	(5,305)
Change in shares
Class A	(1,249)	(1,030)	(2,974)	307	1,541	4,106	(1,119)
Class I	(1)	16	878	2,395	(5,769)	(1,458)	(897)
Purchases and sales of long term
investments
Purchase of securities	$31,467	$1,994	$139,742	$760,385	$196,160	$1,032,355	$419,242
Purchase of U.S. government securities	212,393 (a)	—	—	57,481	—	—	—
Total purchases	$243,860	$1,994	$139,742	$817,866	$196,160	$1,032,355	$419,242
Proceeds from sales of securities	$37,221	$14,087	$153,886	$666,309	$220,020	$975,477	$438,993
Proceeds from sales of U.S. government
securities	215,346 (a)	—	—	84,747	—	—	—
Total proceeds from sales	$252,567	$14,087	$153,886	$751,056	$220,020	$975,477	$438,993
Securities sold short covers	$(1)	$—	$—	$187,133	$—	$—	$—
U.S. government securities sold short covers	16,282	—	—	100	—	—	—
Total securities sold short covers	$16,281	$—	$—	$187,233	$—	$—	$—
Securities sold short proceeds	$—	$—	$—	$253,582	$—	$—	$—
U.S. government securities sold short proceeds	15,914	—	—	100	—	—	—
Total securities sold short proceeds	$15,914	$—	$—	$253,682	$—	$—	$—

(a)	Amounts exclude $475,238 and $469,290 of purchases and sales, respectively, of dollar roll transaction securities.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2018

	JNL/Neuberger Berman Strategic Income Fund	JNL/Oppenheimer Emerging Markets Innovator Fund	JNL/Oppenheimer Global Growth Fund	JNL/PIMCO Income Fund	JNL/PIMCO Real Return Fund	JNL/PPM America Floating Rate Income Fund	JNL/PPM America High Yield Bond Fund
Operations
Net investment income (loss)	$10,591	$847	$19,436	$11,107	$23,123	$28,345	$67,611
Net realized gain (loss)	2,912	26,483	92,980	(7,173)	(24,765)	(1,813)	(5,453)
Net change in unrealized appreciation
(depreciation)	(25,140)	(59,224)	(62,286)	(10,883)	(5,351)	(10,066)	(84,146)
Change in net assets from operations	(11,637)	(31,894)	50,130	(6,949)	(6,993)	16,466	(21,988)
Share transactions[1]
Proceeds from the sale of shares
Class A	92,033	28,968	202,183	208,638	88,614	282,906	180,097
Class I	9,637	137,171	85,998	182,938	79,998	3,955	10,629
Cost of shares redeemed
Class A	(86,002)	(13,164)	(228,225)	(38,354)	(140,856)	(193,366)	(294,848)
Class I	(9,704)	(56,310)	(29,826)	(38,187)	(139,606)	(4,603)	(20,339)
Change in net assets from
share transactions	5,964	96,665	30,130	315,035	(111,850)	88,892	(124,461)
Change in net assets	(5,673)	64,771	80,260	308,086	(118,843)	105,358	(146,449)
Net assets beginning of period	705,073	496,914	2,616,704	637,244	2,059,131	1,491,085	2,338,175
Net assets end of period	$699,400	$561,685	$2,696,964	$945,330	$1,940,288	$1,596,443	$2,191,726
Undistributed (excess of distributions
over) net investment income (loss)	$25,185	$1,422	$29,686	$16,752	$41,283	$81,142	$195,214

[1]Share transactions
Shares sold
Class A	8,376	2,341	10,585	20,890	9,002	26,579	13,247
Class I	873	11,046	4,506	18,313	8,049	371	674
Shares redeemed
Class A	(7,833)	(1,094)	(12,003)	(3,846)	(14,314)	(18,189)	(21,776)
Class I	(878)	(4,560)	(1,525)	(3,818)	(14,086)	(432)	(1,290)
Change in shares
Class A	543	1,247	(1,418)	17,044	(5,312)	8,390	(8,529)
Class I	(5)	6,486	2,981	14,495	(6,037)	(61)	(616)
Purchases and sales of long term
investments
Purchase of securities	$313,744	$195,135	$303,077	$335,921	$207,911	$692,285	$791,762
Purchase of U.S. government securities	186,866 (a)	—	—	861,687	2,791,278	—	—
Total purchases	$500,610	$195,135	$303,077	$1,197,608	$2,999,189	$692,285	$791,762
Proceeds from sales of securities	$288,311	$102,770	$210,756	$125,321	$294,594	$691,499	$815,066
Proceeds from sales of U.S. government
securities	219,616 (a)	—	—	779,573	2,837,521	—	28,472
Total proceeds from sales	$507,927	$102,770	$210,756	$904,894	$3,132,115	$691,499	$843,538
Securities sold short covers	$—	$—	$—	$65,493	$116,096	$—	$—
U.S. government securities sold short covers	—	—	—	—	388,254	—	—
Total securities sold short covers	$—	$—	$—	$65,493	$504,350	$—	$—
Securities sold short proceeds	$—	$—	$—	$65,588	$118,174	$—	$—
U.S. government securities sold short proceeds	—	—	—	—	368,145	—	—
Total securities sold short proceeds	$—	$—	$—	$65,588	$486,319	$—	$—

(a)	Amounts exclude $1,085,036 and $1,074,759 of purchases and sales, respectively, of dollar roll transaction securities.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2018

	JNL/PPM America Mid Cap Value Fund	JNL/PPM America Small Cap Value Fund	JNL/PPM America Total Return Fund	JNL/PPM America Value Equity Fund	JNL/S&P Competitive Advantage Fund	JNL/S&P Dividend Income & Growth Fund	JNL/S&P International 5 Fund
Operations
Net investment income (loss)	$3,433	$2,836	$17,183	$1,841	$18,682	$85,302	$951
Net realized gain (loss)	21,402	36,055	129	8,478	97,317	108,478	3,928
Net change in unrealized appreciation
(depreciation)	(42,598)	(46,305)	(36,781)	(12,861)	19,949	(216,542)	(6,774)
Change in net assets from operations	(17,763)	(7,414)	(19,469)	(2,542)	135,948	(22,762)	(1,895)
Share transactions[1]
Proceeds from the sale of shares
Class A	66,443	159,736	67,313	17,122	51,143	159,836	6,637
Class I	804	4,884	30,387	60	109,654	49,276	493
Cost of shares redeemed
Class A	(88,411)	(140,915)	(49,707)	(30,616)	(185,884)	(481,927)	(6,495)
Class I	(110)	(3,392)	(99,363)	(24)	(274,354)	(89,642)	(47)
Change in net assets from
share transactions	(21,274)	20,313	(51,370)	(13,458)	(299,441)	(362,457)	588
Change in net assets	(39,037)	12,899	(70,839)	(16,000)	(163,493)	(385,219)	(1,307)
Net assets beginning of period	698,643	908,924	1,263,628	232,902	2,896,105	5,467,509	47,469
Net assets end of period	$659,606	$921,823	$1,192,789	$216,902	$2,732,612	$5,082,290	$46,162
Undistributed (excess of distributions
over) net investment income (loss)	$9,345	$7,910	$48,185	$5,313	$49,783	$255,278	$3,407

[1]Share transactions
Shares sold
Class A	4,233	10,472	5,707	715	2,963	10,091	568
Class I	51	311	2,576	3	6,331	3,118	43
Shares redeemed
Class A	(5,671)	(9,414)	(4,219)	(1,276)	(10,751)	(30,414)	(561)
Class I	(7)	(219)	(8,463)	(1)	(15,835)	(5,687)	(4)
Change in shares
Class A	(1,438)	1,058	1,488	(561)	(7,788)	(20,323)	7
Class I	44	92	(5,887)	2	(9,504)	(2,569)	39
Purchases and sales of long term
investments
Purchase of securities	$84,323	$192,228	$363,354	$28,015	$361,663	$711,116	$31,939
Purchase of U.S. government securities	—	—	82,969 (a)	—	—	—	—
Total purchases	$84,323	$192,228	$446,323	$28,015	$361,663	$711,116	$31,939
Proceeds from sales of securities	$103,404	$163,626	$399,714	$38,297	$637,761	$973,825	$30,343
Proceeds from sales of U.S. government
securities	—	—	74,764 (a)	—	—	—	—
Total proceeds from sales	$103,404	$163,626	$474,478	$38,297	$637,761	$973,825	$30,343

(a)	Amounts exclude $27,723 and $19,074 of purchases and sales, respectively, of dollar roll transaction securities.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2018

	JNL/S&P Intrinsic Value Fund	JNL/S&P Mid 3 Fund	JNL/S&P Total Yield Fund	JNL/Scout Unconstrained Bond Fund	JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund
Operations
Net investment income (loss)	$28,204	$1,714	$24,188	$6,186	$7,117	$(1,718)	$13,716
Net realized gain (loss)	44,681	16,335	42,392	(5,115)	396,685	303,428	(3,358)
Net change in unrealized appreciation
(depreciation)	100,151	(12,409)	(49,799)	(7,003)	455,950	(44,598)	(8,872)
Change in net assets from operations	173,036	5,640	16,781	(5,932)	859,752	257,112	1,486
Share transactions[1]
Proceeds from the sale of shares
Class A	60,477	18,376	37,274	4,397	802,397	479,349	170,983
Class I	124,575	162	63,635	34,213	209,563	26,118	10,421
Cost of shares redeemed
Class A	(135,327)	(72,050)	(82,944)	(7,485)	(622,723)	(472,901)	(198,819)
Class I	(319,112)	(15)	(147,562)	(107,469)	(342,776)	(18,683)	(17,278)
Change in net assets from
share transactions	(269,387)	(53,527)	(129,597)	(76,344)	46,461	13,883	(34,693)
Change in net assets	(96,351)	(47,887)	(112,816)	(82,276)	906,213	270,995	(33,207)
Net assets beginning of period	2,650,353	312,289	2,316,748	760,614	8,791,620	5,312,076	1,551,302
Net assets end of period	$2,554,002	$264,402	$2,203,932	$678,338	$9,697,833	$5,583,071	$1,518,095
Undistributed (excess of distributions
over) net investment income (loss)	$79,051	$5,797	$70,122	$14,545	$18,047	$(1,734)	$37,573

[1]Share transactions
Shares sold
Class A	3,937	1,426	2,628	445	17,035	9,715	17,484
Class I	7,944	12	4,463	3,455	4,321	506	1,055
Shares redeemed
Class A	(8,943)	(5,547)	(5,848)	(757)	(13,342)	(9,584)	(20,334)
Class I	(20,336)	(1)	(10,339)	(10,867)	(7,035)	(367)	(1,748)
Change in shares
Class A	(5,006)	(4,121)	(3,220)	(312)	3,693	131	(2,850)
Class I	(12,392)	11	(5,876)	(7,412)	(2,714)	139	(693)
Purchases and sales of long term
investments
Purchase of securities	$408,240	$187,854	$599,174	$82,646	$2,393,330	$720,260	$359,420
Purchase of U.S. government securities	—	—	—	486,001	—	—	92,556
Total purchases	$408,240	$187,854	$599,174	$568,647	$2,393,330	$720,260	$451,976
Proceeds from sales of securities	$647,994	$239,019	$703,805	$118,078	$2,362,908	$828,295	$372,839
Proceeds from sales of U.S. government
securities	—	—	—	468,960	—	—	92,323
Total proceeds from sales	$647,994	$239,019	$703,805	$587,038	$2,362,908	$828,295	$465,162

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2018

	JNL/T. Rowe Price Value Fund	JNL/Vanguard Growth Allocation Fund	JNL/Vanguard Moderate Allocation Fund	JNL/Vanguard Moderate Growth Allocation Fund	JNL/Westchester Capital Event Driven Fund	JNL/WMC Balanced Fund	JNL/WMC Government Money Market Fund
Operations
Net investment income (loss)	$37,585	$1,428	$706	$1,134	$5,861	$76,721	$5,138
Net realized gain (loss)	309,938	568	(58)	116	(3,967)	161,535	—
Net change in unrealized appreciation
(depreciation)	(450,779)	(4,590)	(1,383)	(2,521)	11,840	(294,420)	—
Change in net assets from operations	(103,256)	(2,594)	(735)	(1,271)	13,734	(56,164)	5,138
Distributions to shareholders
From net investment income
Class A	—	—	—	—	—	—	(5,108)
Class I	—	—	—	—	—	—	(30)
Total distributions to shareholders	—	—	—	—	—	—	(5,138)
Share transactions[1]
Proceeds from the sale of shares
Class A	178,383	163,265	81,771	125,622	1,801	644,293	723,523
Class I	130,351	6,094	3,785	4,222	10,035	8,663	10,635
Reinvestment of distributions
Class A	—	—	—	—	—	—	5,108
Class I	—	—	—	—	—	—	30
Cost of shares redeemed
Class A	(218,145)	(13,117)	(14,038)	(12,422)	(809)	(633,005)	(775,816)
Class I	(181,101)	(14)	(39)	(15)	(48,348)	(1,852)	(6,199)
Change in net assets from
share transactions	(90,512)	156,228	71,479	117,407	(37,321)	18,099	(42,719)
Change in net assets	(193,768)	153,634	70,744	116,136	(23,587)	(38,065)	(42,719)
Net assets beginning of period	4,962,278	42,024	33,254	49,288	247,233	7,754,771	1,197,043
Net assets end of period	$4,768,510	$195,658	$103,998	$165,424	$223,646	$7,716,706	$1,154,324
Undistributed (excess of distributions
over) net investment income (loss)	$100,087	$—	$—	$—	$6,698	$208,304	$(59)

[1]Share transactions
Shares sold
Class A	10,229	15,298	8,028	12,089	176	26,887	723,525
Class I	7,141	576	371	407	974	351	10,632
Reinvestment of distributions
Class A	—	—	—	—	—	—	5,108
Class I	—	—	—	—	—	—	31
Shares redeemed
Class A	(12,494)	(1,238)	(1,377)	(1,196)	(80)	(26,442)	(775,816)
Class I	(9,902)	(1)	(4)	(1)	(4,708)	(75)	(6,199)
Change in shares
Class A	(2,265)	14,060	6,651	10,893	96	445	(47,183)
Class I	(2,761)	575	367	406	(3,734)	276	4,464
Purchases and sales of long term
investments
Purchase of securities	$3,750,094	$170,344	$85,241	$129,844	$223,754	$1,418,475	$900
Purchase of U.S. government securities	—	—	—	—	—	622,775 (a)	168,978
Total purchases	$3,750,094	$170,344	$85,241	$129,844	$223,754	$2,041,250	$169,878
Proceeds from sales of securities	$3,792,358	$13,113	$13,320	$10,482	$236,980	$1,269,774	$—
Proceeds from sales of U.S. government
securities	—	—	—	—	—	522,801 (a)	97,620
Total proceeds from sales	$3,792,358	$13,113	$13,320	$10,482	$236,980	$1,792,575	$97,620
Securities sold short covers	$—	$—	$—	$—	$75,124	$—	$—
U.S. government securities sold short covers	—	—	—	—	—	37,896	—
Total securities sold short covers	$—	$—	$—	$—	$75,124	$37,896	$—
Securities sold short proceeds	$—	$—	$—	$—	$71,444	$—	$—
U.S. government securities sold short proceeds	—	—	—	—	—	37,844	—
Total securities sold short proceeds	$—	$—	$—	$—	$71,444	$37,844	$—

(a)	Amounts exclude $1,696,280 and $1,698,538 of purchases and sales, respectively, of dollar roll transaction securities.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2018

JNL/WMC Value Fund
Operations
Net investment income (loss)	$14,567
Net realized gain (loss)	44,323
Net change in unrealized appreciation
(depreciation)	(76,854)
Change in net assets from operations	(17,964)
Share transactions[1]
Proceeds from the sale of shares
Class A	62,110
Class I	70,694
Cost of shares redeemed
Class A	(90,757)
Class I	(138,845)
Change in net assets from
share transactions	(96,798)
Change in net assets	(114,762)
Net assets beginning of period	1,591,935
Net assets end of period	$1,477,173
Undistributed (excess of distributions
over) net investment income (loss)	$45,536

[1]Share transactions
Shares sold
Class A	2,524
Class I	2,801
Shares redeemed
Class A	(3,704)
Class I	(5,509)
Change in shares
Class A	(1,180)
Class I	(2,708)
Purchases and sales of long term
investments
Purchase of securities	$165,110
Proceeds from sales of securities	$216,074

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2017

	JNL/AB Dynamic Asset Allocation Fund(a)(b)	JNL/AQR Large Cap Relaxed Constraint Equity Fund(c)	JNL/AQR Managed Futures Strategy Fund(a)(c)	JNL/BlackRock Global Allocation Fund(a)(c)	JNL/BlackRock Global Natural Resources Fund(c)	JNL/BlackRock Large Cap Select Growth Fund(c)	JNL/Boston Partners Global Long Short Equity Fund(b)
Operations
Net investment income (loss)	$349	$2,914	$(2,878)	$38,583	$8,924	$(1,274)	$(1,808)
Net realized gain (loss)	566	44,835	(16,437)	134,728	(89,864)	278,251	27,189
Net change in unrealized appreciation
(depreciation)	4,402	48,787	3,073	327,117	46,350	548,843	24,204
Change in net assets from operations	5,317	96,536	(16,242)	500,428	(34,590)	825,820	49,585
Distributions to shareholders
From net investment income
Class A	(807)	(2,812)	—	(61,063)	(7,811)	—	—
Class I	—	(1)	—	(5)	(7)	—	—
From net realized gains
Class A	—	—	—	—	—	(48,883)	—
Class I	—	—	—	—	—	(26)	—
Total distributions to shareholders	(807)	(2,813)	—	(61,068)	(7,818)	(48,909)	—
Share transactions[1]
Proceeds from the sale of shares
Class A	6,625	280,352	50,462	453,657	155,237	545,748	105,812
Class I(d)	1	244,062	277,219	365	1,637	1,110,624	593,816
Reinvestment of distributions
Class A	807	2,812	—	61,062	7,811	48,883	—
Class I	—	1	—	5	7	26	—
Cost of shares redeemed
Class A(d)	(8,913)	(297,805)	(552,111)	(629,399)	(262,123)	(1,762,096)	(806,320)
Class I	—	(25,319)	(30,272)	(158)	(497)	(149,069)	(31,087)
Change in net assets from
share transactions	(1,480)	204,103	(254,702)	(114,468)	(97,928)	(205,884)	(137,779)
Change in net assets	3,030	297,826	(270,944)	324,892	(140,336)	571,027	(88,194)
Net assets beginning of year	35,580	348,152	685,359	3,711,100	1,007,071	2,509,148	710,297
Net assets end of year	$38,610	$645,978	$414,415	$4,035,992	$866,735	$3,080,175	$622,103
Undistributed (excess of distributions
over) net investment income (loss)	$383	$2,881	$(75,609)	$3,140	$9,232	$2,133	$(1,361)

[1]Share transactions
Shares sold
Class A	596	23,911	6,117	37,519	18,632	16,816	9,955
Class I(d)	—	20,114	34,256	29	201	31,645	55,480
Reinvestment of distributions
Class A	72	236	—	4,956	974	1,441	—
Class I	—	—	—	1	1	1	—
Shares redeemed
Class A(d)	(817)	(25,243)	(68,209)	(52,353)	(31,329)	(52,841)	(75,600)
Class I	—	(2,008)	(3,677)	(13)	(59)	(4,075)	(2,850)
Change in shares
Class A	(149)	(1,096)	(62,092)	(9,878)	(11,723)	(34,584)	(65,645)
Class I	—	18,106	30,579	17	143	27,571	52,630

(a)	Consolidated Statement of Changes in Net Assets.
(b)	Effective September 25, 2017, Class I shares were offered by the Fund.
(c)	Effective September 25, 2017, Class B shares were renamed to Class I shares.
(d)

Includes the JNL Series Trust and Jackson Variable Series Trust Funds of Funds’ investment in each Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. See Share Transactions under Note 8. in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2017

	JNL/Brookfield Global Infrastructure and MLP Fund(a)	JNL/Causeway International Value Select Fund(a)	JNL/ClearBridge Large Cap Growth Fund(b)	JNL/Crescent High Income Fund(c)	JNL/DFA U.S. Core Equity Fund(a)	JNL/DoubleLine Core Fixed Income Fund(a)	JNL/DoubleLine Emerging Markets Fixed Income Fund(c)
Operations
Net investment income (loss)	$20,953	$29,218	$497	$34,023	$10,626	$85,720	$11,373
Net realized gain (loss)	61,495	55,726	1,391	4,395	19,200	135,096	8,444
Net change in unrealized appreciation
(depreciation)	9,533	253,630	33,004	(6,591)	170,574	(35,606)	808
Change in net assets from operations	91,981	338,574	34,892	31,827	200,400	185,210	20,625
Distributions to shareholders
From net investment income
Class A	(18,713)	(17,411)	—	(14,249)	(9,726)	(11,773)	(3,271)
Class I	(7)	(8)	—	—	(4)	(98)	—
From net realized gains
Class A	—	—	—	(3,036)	(20,378)	—	(3,437)
Class I	—	—	—	—	(7)	—	—
Total distributions to shareholders	(18,720)	(17,419)	—	(17,285)	(30,115)	(11,871)	(6,708)
Share transactions[1]
Proceeds from the sale of shares
Class A	302,654	1,029,320	23,303	222,733	283,857	550,455	426,537
Class I(d)	67,574	1,290,000	409,685	690,728	67,492	252,666	547,850
Reinvestment of distributions
Class A	18,713	17,411	—	17,285	30,104	11,773	6,708
Class I	7	8	—	—	11	98	—
Cost of shares redeemed
Class A(d)	(338,277)	(1,537,077)	(1,334)	(810,862)	(304,548)	(1,272,343)	(571,924)
Class I	(6,262)	(50,155)	(6,158)	(66,301)	(4,704)	(21,887)	(15,936)
Change in net assets from
share transactions	44,409	749,507	425,496	53,583	72,212	(479,238)	393,235
Change in net assets	117,670	1,070,662	460,388	68,125	242,497	(305,899)	407,152
Net assets beginning of year	900,575	785,839	—	624,884	948,239	3,750,996	136,446
Net assets end of year	$1,018,245	$1,856,501	$460,388	$693,009	$1,190,736	$3,445,097	$543,598
Undistributed (excess of distributions
over) net investment income (loss)	$29,343	$29,964	$—	$34,011	$10,883	$37,292	$11,382

[1]Share transactions
Shares sold
Class A	21,913	67,666	2,213	20,582	22,621	43,308	38,880
Class I(d)	4,779	77,311	40,931	64,187	5,022	18,222	49,218
Reinvestment of distributions
Class A	1,315	1,076	—	1,606	2,376	913	603
Class I	1	1	—	—	1	7	—
Shares redeemed
Class A(d)	(24,300)	(95,206)	(127)	(75,297)	(23,991)	(100,328)	(51,431)
Class I	(455)	(2,925)	(589)	(6,146)	(334)	(1,582)	(1,432)
Change in shares
Class A	(1,072)	(26,464)	2,086	(53,109)	1,006	(56,107)	(11,948)
Class I	4,325	74,387	40,342	58,041	4,689	16,647	47,786

(a)	Effective September 25, 2017, Class B shares were renamed to Class I shares.
(b)	Period from commencement of operations September 25, 2017.
(c)	Effective September 25, 2017, Class I shares were offered by the Fund.
(d)

Includes the JNL Series Trust and Jackson Variable Series Trust Funds of Funds’ investment in each Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. See Share Transactions under Note 8. in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2017

	JNL/DoubleLine Shiller Enhanced CAPE Fund(a)	JNL/FPA + DoubleLine Flexible Allocation Fund(b)	JNL/Franklin Templeton Global Fund(b)	JNL/Franklin Templeton Global Multisector Bond Fund(b)	JNL/Franklin Templeton Income Fund(b)	JNL/Franklin Templeton International Small Cap Growth Fund(b)	JNL/Franklin Templeton Mutual Shares Fund(b)
Operations
Net investment income (loss)	$19,249	$19,247	$16,468	$95,487	$101,178	$5,848	$18,198
Net realized gain (loss)	184,037	44,098	49,055	(39,123)	51,766	29,104	37,796
Net change in unrealized appreciation
(depreciation)	1,758	163,468	98,241	7,282	86,751	133,869	39,875
Change in net assets from operations	205,044	226,813	163,764	63,646	239,695	168,821	95,869
Distributions to shareholders
From net investment income
Class A	—	(20,834)	(16,678)	—	(94,785)	(6,876)	(36,141)
Class I	—	(7)	(9)	—	(24)	(5)	(19)
From net realized gains
Class A	(54,851)	(19,884)	—	—	—	(1,800)	(20,244)
Class I	—	(6)	—	—	—	(1)	(11)
Total distributions to shareholders	(54,851)	(40,731)	(16,687)	—	(94,809)	(8,682)	(56,415)
Share transactions[1]
Proceeds from the sale of shares
Class A	697,217	456,749	145,473	293,844	300,362	205,036	123,333
Class I(c)	718,622	245,737	507,072	1,021,084	505,290	404	524,805
Reinvestment of distributions
Class A	54,851	40,718	16,678	—	94,785	8,676	56,385
Class I	—	13	9	—	24	6	30
Cost of shares redeemed
Class A(c)	(995,318)	(739,661)	(692,832)	(1,374,280)	(945,306)	(126,620)	(692,243)
Class I	(31,242)	(7,094)	(29,299)	(15,312)	(22,909)	(159)	(22,096)
Change in net assets from
share transactions	444,130	(3,538)	(52,899)	(74,664)	(67,754)	87,343	(9,786)
Change in net assets	594,323	182,544	94,178	(11,018)	77,132	247,482	29,668
Net assets beginning of year	810,413	2,008,892	953,581	1,724,927	2,469,596	499,181	1,191,059
Net assets end of year	$1,404,736	$2,191,436	$1,047,759	$1,713,909	$2,546,728	$746,663	$1,220,727
Undistributed (excess of distributions
over) net investment income (loss)	$15,196	$20,685	$19,864	$15,310	$100,645	$5,248	$10,036

[1]Share transactions
Shares sold
Class A	48,541	37,597	13,275	27,359	25,531	19,593	10,546
Class I(c)	50,949	19,953	44,506	92,889	44,906	38	45,709
Reinvestment of distributions
Class A	3,860	3,332	1,473	—	8,067	780	4,959
Class I	—	1	1	—	2	—	2
Shares redeemed
Class A(c)	(70,350)	(60,235)	(61,609)	(126,252)	(80,318)	(12,156)	(60,432)
Class I	(2,142)	(564)	(2,546)	(1,403)	(2,019)	(15)	(1,908)
Change in shares
Class A	(17,949)	(19,306)	(46,861)	(98,893)	(46,720)	8,217	(44,927)
Class I	48,807	19,390	41,961	91,486	42,889	23	43,803

(a)	Effective September 25, 2017, Class I shares were offered by the Fund.
(b)	Effective September 25, 2017, Class B shares were renamed to Class I shares.
(c)

Includes the JNL Series Trust and Jackson Variable Series Trust Funds of Funds’ investment in each Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. See Share Transactions under Note 8. in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2017

	JNL/Goldman Sachs Core Plus Bond Fund(a)	JNL/Goldman Sachs Emerging Markets Debt Fund(a)	JNL/GQG Emerging Markets Equity Fund(b)	JNL/Harris Oakmark Global Equity Fund(c)	JNL/Invesco China-India Fund(a)	JNL/Invesco Diversified Dividend Fund(b)	JNL/Invesco Global Real Estate Fund(a)
Operations
Net investment income (loss)	$24,832	$17,149	$(78)	$2,738	$1,241	$2,556	$41,223
Net realized gain (loss)	6,402	(10,785)	(446)	40,473	49,537	105	20,094
Net change in unrealized appreciation
(depreciation)	2,824	38,208	21,316	27,645	178,918	15,543	124,570
Change in net assets from operations	34,058	44,572	20,792	70,856	229,696	18,204	185,887
Distributions to shareholders
From net investment income
Class A	(22,652)	—	—	(1,294)	(1,797)	—	(62,400)
Class I	(10)	—	—	—	(2)	—	(28)
From net realized gains
Class A	—	—	—	—	—	—	(40,398)
Class I	—	—	—	—	—	—	(17)
Total distributions to shareholders	(22,662)	—	—	(1,294)	(1,799)	—	(102,843)
Share transactions[1]
Proceeds from the sale of shares
Class A	180,964	32,452	3,039	610,425	311,097	10,530	478,356
Class I(d)	156,652	170,687	412,983	563,051	296	548,726	599,401
Proceeds in connection with acquisition
Class A	—	—	—	506,152	—	—	—
Class I	—	—	—	514	—	—	—
Reinvestment of distributions
Class A	22,652	—	—	1,294	1,797	—	102,798
Class I	10	—	—	—	2	—	45
Cost of shares redeemed
Class A(d)	(401,208)	(222,621)	(89)	(671,331)	(199,010)	(553)	(1,087,112)
Class I	(1,774)	(1,114)	(19,828)	(23,181)	(236)	(19,559)	(23,452)
Change in net assets from
share transactions	(42,704)	(20,596)	396,105	986,924	113,946	539,144	70,036
Change in net assets	(31,308)	23,976	416,897	1,056,486	341,843	557,348	153,080
Net assets beginning of year	1,146,010	303,406	—	64,916	406,429	—	1,822,169
Net assets end of year	$1,114,702	$327,382	$416,897	$1,121,402	$748,272	$557,348	$1,975,249
Undistributed (excess of distributions
over) net investment income (loss)	$21,945	$(4,820)	$(1)	$10,356	$1,133	$2,964	$38,514

[1]Share transactions
Shares sold
Class A	15,418	2,963	299	54,531	34,374	1,035	48,232
Class I(d)	13,159	14,590	41,266	47,440	35	54,833	61,739
Shares issued in connection with acquisition
Class A	—	—	—	42,703	—	—	—
Class I	—	—	—	43	—	—	—
Reinvestment of distributions
Class A	1,936	—	—	110	178	—	10,653
Class I	1	—	—	—	—	—	5
Shares redeemed
Class A(d)	(34,230)	(19,545)	(9)	(56,855)	(22,131)	(54)	(112,239)
Class I	(150)	(97)	(1,924)	(1,874)	(28)	(1,926)	(2,371)
Change in shares
Class A	(16,876)	(16,582)	290	40,489	12,421	981	(53,354)
Class I	13,010	14,493	39,342	45,609	7	52,907	59,373

(a)	Effective September 25, 2017, Class B shares were renamed to Class I shares.
(b)	Period from commencement of operations September 25, 2017.
(c)	Effective September 25, 2017, Class I shares were offered by the Fund.
(d)

Includes the JNL Series Trust and Jackson Variable Series Trust Funds of Funds’ investment in each Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. See Share Transactions under Note 8. in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2017

	JNL/Invesco International Growth Fund(a)	JNL/Invesco Mid Cap Value Fund(a)	JNL/Invesco Small Cap Growth Fund(a)	JNL/JPMorgan MidCap Growth Fund(a)	JNL/JPMorgan U.S. Government & Quality Bond Fund(a)	JNL/Lazard Emerging Markets Fund(a)	JNL/Mellon Capital Consumer Staples Sector Fund(b)
Operations
Net investment income (loss)	$18,186	$2,440	$(5,075)	$(3,651)	$30,969	$14,325	$46
Net realized gain (loss)	(12,634)	59,602	98,457	193,389	7,951	16,388	289
Net change in unrealized appreciation
(depreciation)	280,944	(9,599)	280,529	288,302	(3,548)	208,209	273
Change in net assets from operations	286,496	52,443	373,911	478,040	35,372	238,922	608
Distributions to shareholders
From net investment income
Class A	(20,089)	(7,721)	—	—	(36,026)	(12,644)	—
Class I	(11)	(3)	—	—	(20)	(7)	—
From net realized gains
Class A	(5,535)	—	(46,149)	(31,330)	—	—	—
Class I	(3)	—	(22)	(5)	—	—	—
Total distributions to shareholders	(25,638)	(7,724)	(46,171)	(31,335)	(36,046)	(12,651)	—
Share transactions[1]
Proceeds from the sale of shares
Class A	251,102	114,627	523,276	524,169	206,999	215,487	13,287
Class I(c)	426,638	223,446	240,080	744,859	525,190	535,524	45
Reinvestment of distributions
Class A	25,624	7,721	46,149	31,330	36,026	12,644	—
Class I	14	3	22	5	20	7	—
Cost of shares redeemed
Class A(c)	(704,709)	(386,658)	(731,537)	(1,042,928)	(896,148)	(824,032)	(6,130)
Class I	(12,554)	(95,320)	(23,541)	(172,396)	(4,316)	(27,463)	—
Change in net assets from
share transactions	(13,885)	(136,181)	54,449	85,039	(132,229)	(87,833)	7,202
Change in net assets	246,973	(91,462)	382,189	531,744	(132,903)	138,438	7,810
Net assets beginning of year	1,251,549	630,395	1,535,007	1,561,508	1,496,834	877,347	—
Net assets end of year	$1,498,522	$538,933	$1,917,196	$2,093,252	$1,363,931	$1,015,785	$7,810
Undistributed (excess of distributions
over) net investment income (loss)	$14,848	$48	$931	$139	$32,893	$13,845	$—

[1]Share transactions
Shares sold
Class A	19,232	7,016	23,245	16,855	15,612	20,450	1,311
Class I(c)	29,686	13,647	10,036	22,465	38,196	48,975	4
Reinvestment of distributions
Class A	1,872	483	2,013	970	2,748	1,154	—
Class I	1	—	1	—	1	1	—
Shares redeemed
Class A(c)	(52,660)	(23,916)	(32,665)	(32,672)	(68,163)	(76,937)	(580)
Class I	(864)	(5,649)	(946)	(5,043)	(300)	(2,474)	—
Change in shares
Class A	(31,556)	(16,417)	(7,407)	(14,847)	(49,803)	(55,333)	731
Class I	28,823	7,998	9,091	17,422	37,897	46,502	4

(a)	Effective September 25, 2017, Class B shares were renamed to Class I shares.
(b)	Period from commencement of operations September 25, 2017.
(c)

Includes the JNL Series Trust and Jackson Variable Series Trust Funds of Funds’ investment in each Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. See Share Transactions under Note 8. in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2017

	JNL/Mellon Capital Emerging Markets Index Fund(a)	JNL/Mellon Capital European 30 Fund(a)	JNL/Mellon Capital Industrials Sector Fund(b)	JNL/Mellon Capital Materials Sector Fund(b)	JNL/Mellon Capital Pacific Rim 30 Fund(a)	JNL/Mellon Capital Real Estate Sector Fund(b)	JNL/Mellon Capital S&P 500 Index Fund(a)
Operations
Net investment income (loss)	$20,541	$13,429	$57	$122	$7,723	$2,241	$106,340
Net realized gain (loss)	45,756	2,144	86	195	19,289	1	391,419
Net change in unrealized appreciation
(depreciation)	328,411	68,833	658	1,365	27,879	1,790	865,929
Change in net assets from operations	394,708	84,406	801	1,682	54,891	4,032	1,363,688
Distributions to shareholders
From net investment income
Class A	(13,814)	(13,070)	—	—	(9,137)	—	(95,566)
Class I	(3)	(1)	—	—	(4)	—	(78)
From net realized gains
Class A	—	—	—	—	—	—	(115,477)
Class I	—	—	—	—	—	—	(84)
Total distributions to shareholders	(13,817)	(13,071)	—	—	(9,141)	—	(211,205)
Share transactions[1]
Proceeds from the sale of shares
Class A	788,565	166,153	29,597	56,343	109,913	7,029	2,108,611
Class I(c)	40,213	21	60	—	116	172,653	588,488
Reinvestment of distributions
Class A	13,814	13,070	—	—	9,137	—	211,043
Class I	2	1	—	—	4	—	162
Cost of shares redeemed
Class A(c)	(780,595)	(112,555)	(13,562)	(15,103)	(72,088)	(595)	(2,561,140)
Class I	(2,872)	(13)	—	—	(102)	(15,821)	(38,439)
Change in net assets from
share transactions	59,127	66,677	16,095	41,240	46,980	163,266	308,725
Change in net assets	440,018	138,012	16,896	42,922	92,730	167,298	1,461,208
Net assets beginning of year	958,584	350,120	—	—	225,078	—	6,410,203
Net assets end of year	$1,398,602	$488,132	$16,896	$42,922	$317,808	$167,298	$7,871,411
Undistributed (excess of distributions
over) net investment income (loss)	$19,051	$13,558	$—	$—	$8,048	$—	$102,013

[1]Share transactions
Shares sold
Class A	76,640	12,830	2,912	5,493	6,961	691	104,201
Class I(c)	3,570	1	6	—	9	17,261	28,113
Reinvestment of distributions
Class A	1,223	977	—	—	565	—	10,300
Class I	—	—	—	—	—	—	8
Shares redeemed
Class A(c)	(72,349)	(8,871)	(1,334)	(1,474)	(4,600)	(58)	(126,504)
Class I	(249)	(1)	—	—	(7)	(1,554)	(1,768)
Change in shares
Class A	5,514	4,936	1,578	4,019	2,926	633	(12,003)
Class I	3,321	—	6	—	2	15,707	26,353

(a)	Effective September 25, 2017, Class B shares were renamed to Class I shares.
(b)	Period from commencement of operations September 25, 2017.
(c)

Includes the JNL Series Trust and Jackson Variable Series Trust Funds of Funds’ investment in each Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. See Share Transactions under Note 8. in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2017

	JNL S&P 500 Index Fund(a)	JNL/Mellon Capital S&P 400 MidCap Index Fund(b)	JNL/Mellon Capital S&P 1500 Growth Index Fund(a)	JNL/Mellon Capital S&P 1500 Value Index Fund(a)	JNL/Mellon Capital Small Cap Index Fund(b)	JNL/Mellon Capital International Index Fund(b)	JNL/Mellon Capital MSCI KLD 400 Social Index Fund(c)(d)
Operations
Net investment income (loss)	$25	$27,405	$30	$34	$21,399	$51,202	$75
Net realized gain (loss)	7	163,150	385	259	248,302	117,202	257
Net change in unrealized appreciation
(depreciation)	347	234,346	372	194	4,102	312,387	840
Change in net assets from operations	379	424,901	787	487	273,803	480,791	1,172
Distributions to shareholders
From net investment income
Class A	—	(27,978)	—	—	(18,806)	(55,779)	(75)
Class I	—	(19)	—	—	(15)	(48)	—
From net realized gains
Class A	—	(197,777)	—	—	(94,977)	—	(251)
Class I	—	(113)	—	—	(61)	—	—
Total distributions to shareholders	—	(225,887)	—	—	(113,859)	(55,827)	(326)
Share transactions[1]
Proceeds from the sale of shares
Class A	—	745,298	22,174	11,563	617,613	585,944	19,086
Class I(e)	5,770	282,222	10	12	258,162	388,031	—
Reinvestment of distributions
Class A	—	225,755	—	—	113,783	55,779	326
Class I	—	132	—	—	76	48	—
Cost of shares redeemed
Class A(e)	—	(910,371)	(5,887)	(3,114)	(1,094,608)	(1,604,379)	(4,445)
Class I	(49)	(18,976)	—	—	(20,383)	(8,029)	—
Change in net assets from
share transactions	5,721	324,060	16,297	8,461	(125,357)	(582,606)	14,967
Change in net assets	6,100	523,074	17,084	8,948	34,587	(157,642)	15,813
Net assets beginning of year	—	2,627,213	—	—	2,320,925	2,259,463	—
Net assets end of year	$6,100	$3,150,287	$17,084	$8,948	$2,355,512	$2,101,821	$15,813
Undistributed (excess of distributions
over) net investment income (loss)	$—	$27,385	$—	$—	$21,382	$50,632	$2

[1]Share transactions
Shares sold
Class A	—	35,430	2,136	1,128	33,017	40,801	1,821
Class I(e)	573	13,785	1	1	13,804	24,948	—
Reinvestment of distributions
Class A	—	11,288	—	—	6,262	3,719	29
Class I	—	6	—	—	4	3	—
Shares redeemed
Class A(e)	—	(43,809)	(546)	(293)	(58,881)	(111,432)	(421)
Class I	(5)	(885)	—	—	(1,041)	(512)	—
Change in shares
Class A	—	2,909	1,590	835	(19,602)	(66,912)	1,429
Class I	568	12,906	1	1	12,767	24,439	—

(a)	Period from commencement of operations September 25, 2017.
(b)	Effective September 25, 2017, Class B shares were renamed to Class I shares.
(c)	Effective September 25, 2017, Class I shares were offered by the Fund.
(d)	Period from commencement of operations April 24, 2017.
(e)

Includes the JNL Series Trust and Jackson Variable Series Trust Funds of Funds’ investment in each Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. See Share Transactions under Note 8. in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2017

	JNL/Mellon Capital Bond Index Fund(a)	JNL/Mellon Capital Utilities Sector Fund(b)	JNL/MFS Mid Cap Value Fund(a)	JNL Multi-Manager Alternative Fund(b)	JNL Multi-Manager Mid Cap Fund(b)	JNL Multi-Manager Small Cap Growth Fund(a)	JNL Multi-Manager Small Cap Value Fund(a)
Operations
Net investment income (loss)	$22,206	$2,099	$6,807	$2,538	$2,915	$(5,306)	$5,303
Net realized gain (loss)	1,523	1,055	100,535	30,806	49,983	201,876	144,298
Net change in unrealized appreciation
(depreciation)	10,921	5,189	3,203	25,774	81,615	158,150	(25,890)
Change in net assets from operations	34,650	8,343	110,545	59,118	134,513	354,720	123,711
Distributions to shareholders
From net investment income
Class A	(22,808)	(1,914)	(10,368)	(5,244)	(789)	—	(6,732)
Class I	(29)	—	(174)	—	—	—	(4)
From net realized gains
Class A	—	(2,080)	—	—	(2,239)	—	(51,683)
Class I	—	—	—	—	—	—	(20)
Total distributions to shareholders	(22,837)	(3,994)	(10,542)	(5,244)	(3,028)	—	(58,439)
Share transactions[1]
Proceeds from the sale of shares
Class A	281,667	21,528	260,951	278,762	204,126	394,982	317,431
Class I(c)	321,056	23	87,978	1,032,214	895,193	427,310	533,012
Reinvestment of distributions
Class A	22,808	3,994	10,368	5,244	3,028	—	58,415
Class I	29	—	174	—	—	—	24
Cost of shares redeemed
Class A(c)	(559,101)	(24,708)	(418,392)	(1,115,525)	(1,031,528)	(736,211)	(945,488)
Class I	(15,508)	—	(7,282)	(17,452)	(44,564)	(27,508)	(29,940)
Change in net assets from
share transactions	50,951	837	(66,203)	183,243	26,255	58,573	(66,546)
Change in net assets	62,764	5,186	33,800	237,117	157,740	413,293	(1,274)
Net assets beginning of year	1,137,650	76,323	921,194	802,534	807,473	1,293,917	1,231,946
Net assets end of year	$1,200,414	$81,509	$954,994	$1,039,651	$965,213	$1,707,210	$1,230,672
Undistributed (excess of distributions
over) net investment income (loss)	$23,810	$2,099	$6,793	$(1,518)	$2,913	$(516)	$5,320

[1]Share transactions
Shares sold
Class A	23,915	1,608	22,948	28,120	17,997	16,987	21,498
Class I(c)	26,425	2	7,629	102,297	76,955	16,916	36,849
Reinvestment of distributions
Class A	1,943	299	910	521	262	—	4,076
Class I	2	—	15	—	—	—	2
Shares redeemed
Class A(c)	(47,562)	(1,877)	(36,951)	(110,721)	(89,046)	(31,235)	(64,820)
Class I	(1,276)	—	(625)	(1,691)	(3,709)	(1,044)	(1,991)
Change in shares
Class A	(21,704)	30	(13,093)	(82,080)	(70,787)	(14,248)	(39,246)
Class I	25,151	2	7,019	100,606	73,246	15,872	34,860

(a)	Effective September 25, 2017, Class B shares were renamed to Class I shares.
(b)	Effective September 25, 2017, Class I shares were offered by the Fund.
(c)

Includes the JNL Series Trust and Jackson Variable Series Trust Funds of Funds’ investment in each Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. See Share Transactions under Note 8. in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2017

	JNL/Neuberger Berman Strategic Income Fund(a)	JNL/Oppenheimer Emerging Markets Innovator Fund(b)	JNL/Oppenheimer Global Growth Fund(a)	JNL/PIMCO Income Fund(c)	JNL/PIMCO Real Return Fund(a)	JNL/PPM America Floating Rate Income Fund(b)	JNL/PPM America High Yield Bond Fund(a)
Operations
Net investment income (loss)	$17,765	$489	$11,257	$3,401	$37,142	$52,888	$126,097
Net realized gain (loss)	3,588	33,549	96,454	1,135	1,658	(6,385)	39,330
Net change in unrealized appreciation
(depreciation)	20,473	99,591	564,267	(978)	22,460	(2,169)	7,812
Change in net assets from operations	41,826	133,629	671,978	3,558	61,260	44,334	173,239
Distributions to shareholders
From net investment income
Class A	(19,886)	(332)	(17,669)	—	—	(49,227)	(135,924)
Class I	(1)	—	(15)	—	—	—	(722)
Total distributions to shareholders	(19,887)	(332)	(17,684)	—	—	(49,227)	(136,646)
Share transactions[1]
Proceeds from the sale of shares
Class A	271,831	181,584	534,871	144,840	674,303	448,866	499,588
Class I(d)	25,146	467,582	621,646	515,111	945,491	34,534	564,923
Reinvestment of distributions
Class A	19,886	332	17,669	—	—	49,227	135,924
Class I	1	—	15	—	—	—	722
Cost of shares redeemed
Class A(d)	(223,434)	(542,045)	(1,001,428)	(12,354)	(1,283,523)	(445,547)	(1,260,731)
Class I	(358)	(36,617)	(20,981)	(13,911)	(89,375)	(1,140)	(12,351)
Change in net assets from
share transactions	93,072	70,836	151,792	633,686	246,896	85,940	(71,925)
Change in net assets	115,011	204,133	806,086	637,244	308,156	81,047	(35,332)
Net assets beginning of year	590,062	292,781	1,810,618	—	1,750,975	1,410,038	2,373,507
Net assets end of year	$705,073	$496,914	$2,616,704	$637,244	$2,059,131	$1,491,085	$2,338,175
Undistributed (excess of distributions
over) net investment income (loss)	$14,594	$575	$10,250	$5,645	$18,160	$52,797	$127,603

[1]Share transactions
Shares sold
Class A	24,669	17,343	32,607	14,417	68,910	42,163	36,139
Class I(d)	2,276	41,612	35,563	51,444	94,645	3,304	36,253
Reinvestment of distributions
Class A	1,810	29	1,021	—	—	4,711	10,121
Class I	—	—	1	—	—	—	46
Shares redeemed
Class A(d)	(20,350)	(48,799)	(59,461)	(1,226)	(130,070)	(41,946)	(92,468)
Class I	(33)	(3,224)	(1,151)	(1,385)	(8,921)	(108)	(783)
Change in shares
Class A	6,129	(31,427)	(25,833)	13,191	(61,160)	4,928	(46,208)
Class I	2,243	38,388	34,413	50,059	85,724	3,196	35,516

(a)	Effective September 25, 2017, Class B shares were renamed to Class I shares.
(b)	Effective September 25, 2017, Class I shares were offered by the Fund.
(c)	Period from commencement of operations September 25, 2017.
(d)

Includes the JNL Series Trust and Jackson Variable Series Trust Funds of Funds’ investment in each Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. See Share Transactions under Note 8. in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2017

	JNL/PPM America Mid Cap Value Fund(a)	JNL/PPM America Small Cap Value Fund(a)	JNL/PPM America Total Return Fund(b)	JNL/PPM America Value Equity Fund(a)	JNL/S&P Competitive Advantage Fund(a)	JNL/S&P Dividend Income & Growth Fund(a)	JNL/S&P International 5 Fund(b)
Operations
Net investment income (loss)	$5,923	$5,080	$29,506	$3,481	$31,151	$172,167	$1,679
Net realized gain (loss)	65,711	98,021	7,564	15,889	108,380	408,399	12,610
Net change in unrealized appreciation
(depreciation)	7,823	20,890	15,563	11,362	365,685	36,552	2,167
Change in net assets from operations	79,457	123,991	52,633	30,732	505,216	617,118	16,456
Distributions to shareholders
From net investment income
Class A	(4,317)	(2,788)	(28,025)	(2,964)	(37,891)	(147,874)	(4,080)
Class I	(1)	(1)	—	(1)	(6)	(43)	—
From net realized gains
Class A	(22,985)	(5,560)	—	—	(21,296)	(312,357)	—
Class I	(2)	(2)	—	—	(3)	(85)	—
Total distributions to shareholders	(27,305)	(8,351)	(28,025)	(2,965)	(59,196)	(460,359)	(4,080)
Share transactions[1]
Proceeds from the sale of shares
Class A	258,487	350,464	336,619	85,057	304,628	687,347	28,076
Class I(c)	45,880	24,909	946,669	59	1,811,109	1,773,114	1
Reinvestment of distributions
Class A	27,302	8,348	28,025	2,964	59,187	460,231	4,080
Class I	3	3	—	1	9	128	—
Cost of shares redeemed
Class A(c)	(430,041)	(366,614)	(1,193,779)	(102,137)	(2,398,627)	(3,324,163)	(109,301)
Class I	(149)	(2,653)	(13,301)	(61)	(222,686)	(93,173)	—
Change in net assets from
share transactions	(98,518)	14,457	104,233	(14,117)	(446,380)	(496,516)	(77,144)
Change in net assets	(46,366)	130,097	128,841	13,650	(360)	(339,757)	(64,768)
Net assets beginning of year	745,009	778,827	1,134,787	219,252	2,896,465	5,807,266	112,237
Net assets end of year	$698,643	$908,924	$1,263,628	$232,902	$2,896,105	$5,467,509	$47,469
Undistributed (excess of distributions
over) net investment income (loss)	$5,912	$5,074	$31,002	$3,472	$31,101	$169,976	$2,456

[1]Share transactions
Shares sold
Class A	17,291	25,215	28,244	3,897	20,445	43,553	2,604
Class I(c)	3,117	1,644	79,750	3	121,409	116,703	—
Reinvestment of distributions
Class A	1,875	595	2,361	135	4,026	30,682	371
Class I	—	—	—	—	1	8	—
Shares redeemed
Class A(c)	(28,882)	(26,887)	(100,408)	(4,690)	(161,816)	(216,551)	(10,604)
Class I	(10)	(178)	(1,117)	(3)	(14,202)	(6,005)	—
Change in shares
Class A	(9,716)	(1,077)	(69,803)	(658)	(137,345)	(142,316)	(7,629)
Class I	3,107	1,466	78,633	—	107,208	110,706	—

(a)	Effective September 25, 2017, Class B shares were renamed to Class I shares.
(b)	Effective September 25, 2017, Class I shares were offered by the Fund.
(c)

Includes the JNL Series Trust and Jackson Variable Series Trust Funds of Funds’ investment in each Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. See Share Transactions under Note 8. in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2017

	JNL/S&P Intrinsic Value Fund(a)	JNL/S&P Mid 3 Fund(a)	JNL/S&P Total Yield Fund(a)	JNL/Scout Unconstrained Bond Fund(b)	JNL/T. Rowe Price Established Growth Fund(a)	JNL/T. Rowe Price Mid-Cap Growth Fund(a)	JNL/T. Rowe Price Short-Term Bond Fund(a)
Operations
Net investment income (loss)	$50,895	$4,085	$45,971	$6,657	$11,028	$(9,596)	$22,520
Net realized gain (loss)	97,169	29,560	103,231	8,887	1,091,068	414,635	(1,364)
Net change in unrealized appreciation
(depreciation)	304,654	188	94,967	5,087	1,089,518	601,211	(2,994)
Change in net assets from operations	452,718	33,833	244,169	20,631	2,191,614	1,006,250	18,162
Distributions to shareholders
From net investment income
Class A	(66,301)	(5,577)	(47,770)	(8,331)	(4,323)	—	(22,942)
Class I	(13)	—	(6)	—	(183)	—	(5)
From net realized gains
Class A	—	—	(56,765)	(6,846)	(421,911)	(238,069)	—
Class I	—	—	(7)	—	(4,517)	(3,857)	—
Total distributions to shareholders	(66,314)	(5,577)	(104,548)	(15,177)	(430,934)	(241,926)	(22,947)
Share transactions[1]
Proceeds from the sale of shares
Class A	269,692	82,383	313,796	101,362	2,018,943	951,305	324,413
Class I(c)	1,789,456	6	1,741,913	779,248	2,793,654	332,029	601,488
Proceeds in connection with acquisition
Class A	—	—	—	—	—	201,629	—
Class I	—	—	—	—	—	67	—
Reinvestment of distributions
Class A	66,301	5,577	104,535	15,177	426,234	238,069	22,942
Class I	13	—	13	—	4,700	3,857	5
Cost of shares redeemed
Class A(c)	(2,359,888)	(99,282)	(2,274,290)	(1,270,212)	(4,579,874)	(1,056,586)	(991,290)
Class I	(144,855)	—	(85,753)	(68,317)	(115,211)	(21,232)	(50,326)
Change in net assets from
share transactions	(379,281)	(11,316)	(199,786)	(442,742)	548,446	649,138	(92,768)
Change in net assets	7,123	16,940	(60,165)	(437,288)	2,309,126	1,413,462	(97,553)
Net assets beginning of year	2,643,230	295,349	2,376,913	1,197,902	6,482,494	3,898,614	1,648,855
Net assets end of year	$2,650,353	$312,289	$2,316,748	$760,614	$8,791,620	$5,312,076	$1,551,302
Undistributed (excess of distributions
over) net investment income (loss)	$50,847	$4,083	$45,934	$8,359	$10,930	$(16)	$23,857

[1]Share transactions
Shares sold
Class A	20,150	6,859	23,236	10,117	49,366	21,293	32,862
Class I(c)	131,795	1	131,773	78,149	65,632	7,089	60,755
Shares issued in connection with acquisition
Class A	—	—	—	—	—	4,666	—
Class I	—	—	—	—	—	1	—
Reinvestment of distributions
Class A	4,989	491	7,986	1,521	10,276	5,332	2,339
Class I	1	—	1	—	110	83	1
Shares redeemed
Class A(c)	(177,073)	(8,296)	(172,282)	(127,188)	(111,592)	(23,594)	(100,789)
Class I	(10,140)	—	(6,250)	(6,857)	(2,597)	(454)	(5,079)
Change in shares
Class A	(151,934)	(946)	(141,060)	(115,550)	(51,950)	7,697	(65,588)
Class I	121,656	1	125,524	71,292	63,145	6,719	55,677

(a)	Effective September 25, 2017, Class B shares were renamed to Class I shares.
(b)	Effective September 25, 2017, Class I shares were offered by the Fund.
(c)

Includes the JNL Series Trust and Jackson Variable Series Trust Funds of Funds’ investment in each Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. See Share Transactions under Note 8. in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2017

	JNL/T. Rowe Price Value Fund(a)	JNL/Vanguard Growth Allocation Fund(b)	JNL/Vanguard Moderate Allocation Fund(b)	JNL/Vanguard Moderate Growth Allocation Fund(b)	JNL/Westchester Capital Event Driven Fund(c)	JNL/WMC Balanced Fund(a)	JNL/WMC Government Money Market Fund(a)
Operations
Net investment income (loss)	$65,061	$196	$162	$235	$826	$128,178	$1,615
Net realized gain (loss)	482,747	42	19	30	25,983	320,490	(1)
Net change in unrealized appreciation
(depreciation)	252,205	630	188	569	(8,674)	393,206	—
Change in net assets from operations	800,013	868	369	834	18,135	841,874	1,614
Distributions to shareholders
From net investment income
Class A	(75,546)	—	—	—	(6,920)	(101,058)	(1,601)
Class I	(17)	—	—	—	—	(23)	(19)
From net realized gains
Class A	(201,334)	—	—	—	—	(159,848)	—
Class I	(41)	—	—	—	—	(33)	—
Total distributions to shareholders	(276,938)	—	—	—	(6,920)	(260,962)	(1,620)
Share transactions[1]
Proceeds from the sale of shares
Class A	851,215	42,274	34,673	49,786	21,511	1,614,248	989,489
Class I(d)	2,802,713	785	135	334	248,578	1,505	5,483
Reinvestment of distributions
Class A	276,880	—	—	—	6,920	260,906	1,601
Class I	58	—	—	—	—	56	19
Cost of shares redeemed
Class A(d)	(3,587,393)	(1,903)	(1,923)	(1,666)	(390,992)	(1,074,549)	(1,388,458)
Class I	(137,467)	—	—	—	(9,185)	(473)	(11,748)
Change in net assets from
share transactions	206,006	41,156	32,885	48,454	(123,168)	801,693	(403,614)
Change in net assets	729,081	42,024	33,254	49,288	(111,953)	1,382,605	(403,620)
Net assets beginning of year	4,233,197	—	—	—	359,186	6,372,166	1,600,663
Net assets end of year	$4,962,278	$42,024	$33,254	$49,288	$247,233	$7,754,771	$1,197,043
Undistributed (excess of distributions
over) net investment income (loss)	$62,502	$—	$—	$—	$837	$131,583	$(59)

[1]Share transactions
Shares sold
Class A	51,362	4,114	3,426	4,884	2,160	69,953	989,489
Class I(d)	164,332	76	13	33	25,125	63	5,483
Reinvestment of distributions
Class A	16,904	—	—	—	703	11,369	1,601
Class I	3	—	—	—	—	2	19
Shares redeemed
Class A(d)	(218,699)	(184)	(189)	(162)	(39,412)	(46,355)	(1,388,458)
Class I	(7,727)	—	—	—	(919)	(20)	(11,748)
Change in shares
Class A	(150,433)	3,930	3,237	4,722	(36,549)	34,967	(397,368)
Class I	156,608	76	13	33	24,206	45	(6,246)

(a)	Effective September 25, 2017, Class B shares were renamed to Class I shares.
(b)	Period from commencement of operations September 25, 2017.
(c)	Effective September 25, 2017, Class I shares were offered by the Fund.
(d)

Includes the JNL Series Trust and Jackson Variable Series Trust Funds of Funds’ investment in each Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. See Share Transactions under Note 8. in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2017

JNL/WMC Value Fund(a)
Operations
Net investment income (loss)	$29,295
Net realized gain (loss)	178,246
Net change in unrealized appreciation
(depreciation)	28,713
Change in net assets from operations	236,254
Distributions to shareholders
From net investment income
Class A	(28,783)
Class I	(647)
From net realized gains
Class A	(96,031)
Class I	(1,943)
Total distributions to shareholders	(127,404)
Share transactions[1]
Proceeds from the sale of shares
Class A	240,381
Class I(b)	786,489
Reinvestment of distributions
Class A	124,814
Class I	2,590
Cost of shares redeemed
Class A(b)	(1,266,433)
Class I	(120,278)
Change in net assets from
share transactions	(232,437)
Change in net assets	(123,587)
Net assets beginning of year	1,715,522
Net assets end of year	$1,591,935
Undistributed (excess of distributions
over) net investment income (loss)	$30,969

[1]Share transactions
Shares sold
Class A	10,116
Class I(b)	33,336
Reinvestment of distributions
Class A	5,460
Class I	110
Shares redeemed
Class A(b)	(54,665)
Class I	(4,959)
Change in shares
Class A	(39,089)
Class I	28,487

(a)	Effective September 25, 2017, Class B shares were renamed to Class I shares.
(b)

Includes the JNL Series Trust and Jackson Variable Series Trust Funds of Funds’ investment in each Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. See Share Transactions under Note 8. in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b) (c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)(f)		Total expenses to average net assets(%)(f)		Net investment income (loss) to average net assets(%)(c)

JNL/AB Dynamic Asset Allocation Fund(g)(h)
Class A
06/30/18		11.64	0.05	(0.23)	(0.18)	—	—	11.46	(1.55)	37,632	26	1.11		1.11		0.92
12/31/17		10.27	0.11	1.51	1.62	(0.25)	—	11.64	15.89	38,609	35	1.11		1.11		0.96
12/31/16		9.88	0.09	0.30	0.39	—	—	10.27	3.95	35,580	83	1.10		1.10		0.86
12/31/15		10.17	0.01	(0.18)	(0.17)	—	(0.12)	9.88	(1.69)	33,966	151	1.10		1.10		0.09
12/31/14	*	10.00	0.04	0.24	0.28	(0.05)	(0.06)	10.17	2.77	20,271	109	1.12		1.12		0.65

Class I
06/30/18		11.65	0.08	(0.24)	(0.16)	—	—	11.49	(1.37)	1	26	0.70		0.70		1.43
12/31/17	‡‡	11.20	0.07	0.38	0.45	—	—	11.65	4.02	1	35	0.73		0.73		2.17

JNL/AQR Large Cap Relaxed Constraint Equity Fund(h)
Class A
06/30/18		12.75	0.04	(0.40)	(0.36)	—	—	12.39	(2.82)	369,970	35	1.65	(i)	1.65	(i)	0.59
12/31/17		10.43	0.07	2.32	2.39	(0.07)	—	12.75	22.98	411,617	137	1.84	(i)	1.84	(i)	0.60
12/31/16		10.85	0.05	0.74	0.79	(0.03)	(1.18)	10.43	7.83	348,005	119	2.26	(i)	2.26	(i)	0.47
12/31/15		12.05	0.04	(0.23)	(0.19)	—	(1.01)	10.85	(1.63)	393,174	78	2.06	(i)	2.06	(i)	0.36
12/31/14		11.48	(0.01)	1.62	1.61	(0.01)	(1.03)	12.05	13.93	347,215	108	2.20	(i)	2.20	(i)	(0.05)
12/31/13		8.71	0.01	2.96	2.97	(0.02)	(0.18)	11.48	34.20	197,907	113	1.96	(i)	1.96	(i)	0.08

Class I
06/30/18		12.93	0.06	(0.40)	(0.34)	—	—	12.59	(2.63)	179,432	35	1.35	(i)	1.35	(i)	0.88
12/31/17	‡	10.57	0.12	2.33	2.45	(0.09)	—	12.93	23.24	234,361	137	1.35	(i)	1.35	(i)	0.98
12/31/16		10.98	0.07	0.76	0.83	(0.06)	(1.18)	10.57	8.07	147	119	2.06	(i)	2.06	(i)	0.66
12/31/15		12.16	0.07	(0.24)	(0.17)	—	(1.01)	10.98	(1.45)	144	78	1.86	(i)	1.86	(i)	0.55
12/31/14		11.56	0.02	1.63	1.65	(0.02)	(1.03)	12.16	14.20	244	108	2.00	(i)	2.00	(i)	0.13
12/31/13		8.77	0.03	2.97	3.00	(0.03)	(0.18)	11.56	34.36	203	113	1.76	(i)	1.76	(i)	0.26

JNL/AQR Managed Futures Strategy Fund(h)(j)
Class A
06/30/18		8.37	0.01	(0.49)	(0.48)	—	—	7.89	(5.73)	134,550	0	1.31		1.31		0.18
12/31/17		8.48	(0.05)	(0.06)	(0.11)	—	—	8.37	(1.30)	156,830	0	1.29		1.29		(0.59)
12/31/16		9.68	(0.09)	(0.72)	(0.81)	(0.39)	—	8.48	(8.56)	685,203	0	1.29		1.29		(0.98)
12/31/15		10.29	(0.14)	0.36	0.22	(0.83)	—	9.68	2.19	658,749	0	1.33		1.33		(1.28)
12/31/14		10.30	(0.13)	1.04	0.91	(0.26)	(0.66)	10.29	9.09	516,349	0	1.36		1.36		(1.33)
12/31/13		9.99	(0.14)	0.83	0.69	(0.37)	(0.01)	10.30	7.08	482,706	0	1.35		1.35		(1.32)

Class I
06/30/18		8.42	0.02	(0.50)	(0.48)	—	—	7.94	(5.70)	213,170	0	1.01		1.01		0.48
12/31/17	‡	8.51	0.01	(0.10)	(0.09)	—	—	8.42	(1.06)	257,585	0	1.02		1.02		0.06
12/31/16		9.71	(0.07)	(0.72)	(0.79)	(0.41)	—	8.51	(8.38)	156	0	1.09		1.09		(0.78)
12/31/15		10.32	(0.11)	0.34	0.23	(0.84)	—	9.71	2.32	142	0	1.13		1.13		(1.08)
12/31/14		10.32	(0.11)	1.05	0.94	(0.28)	(0.66)	10.32	9.40	118	0	1.16		1.16		(1.13)
12/31/13		10.02	(0.12)	0.82	0.70	(0.39)	(0.01)	10.32	7.19	107	0	1.15		1.15		(1.12)

JNL/BlackRock Global Allocation Fund(g)(h)
Class A
06/30/18		12.62	0.08	(0.29)	(0.21)	—	—	12.41	(1.66)	3,868,238	71	1.08	(i)	1.08	(i)	1.24
12/31/17		11.26	0.12	1.43	1.55	(0.19)	—	12.62	13.83	4,035,435	119	1.09	(i)	1.09	(i)	1.00
12/31/16		11.17	0.12	0.32	0.44	(0.04)	(0.31)	11.26	3.97	3,710,790	133	1.07	(i)	1.07	(i)	1.05
12/31/15		12.23	0.10	(0.26)	(0.16)	(0.25)	(0.65)	11.17	(1.34)	3,688,441	90	1.07	(i)	1.07	(i)	0.84
12/31/14		12.35	0.14	0.10	0.24	(0.09)	(0.27)	12.23	1.85	3,425,119	75	1.07	(i)	1.07	(i)	1.12
12/31/13		10.86	0.09	1.46	1.55	(0.06)	—	12.35	14.31	2,747,805	54	1.08	(i)	1.08	(i)	0.77

Class I
06/30/18		12.72	0.11	(0.31)	(0.20)	—	—	12.52	(1.57)	6,075	71	0.78	(i)	0.78	(i)	1.82
12/31/17	‡	11.34	0.15	1.45	1.60	(0.22)	—	12.72	14.13	557	119	0.86	(i)	0.86	(i)	1.23
12/31/16		11.25	0.14	0.32	0.46	(0.07)	(0.31)	11.34	4.14	310	133	0.87	(i)	0.87	(i)	1.25
12/31/15		12.31	0.13	(0.27)	(0.14)	(0.27)	(0.65)	11.25	(1.16)	306	90	0.87	(i)	0.87	(i)	1.03
12/31/14		12.41	0.17	0.10	0.27	(0.10)	(0.27)	12.31	2.13	227	75	0.87	(i)	0.87	(i)	1.33
12/31/13		10.91	0.12	1.45	1.57	(0.07)	—	12.41	14.43	247	54	0.88	(i)	0.88	(i)	1.01

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from					Supplemental data				Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b) (c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)		Net assets, end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)(f)		Total expenses to average net assets(%)(f)		Net investment income (loss) to average net assets(%)(c)
JNL/BlackRock Global Natural Resources Fund(h)
Class A
06/30/18		8.77	0.10	(0.08)	0.02	—	—	8.79	0.23		818,543	40	0.99		0.99		2.21
12/31/17		9.12	0.09	(0.36)	(0.27)	(0.08)	—	8.77	(2.90)		864,694	104	0.99		0.99		1.04
12/31/16		7.26	0.07	1.85	1.92	(0.06)	—	9.12	26.52	(k)	1,006,258	4	0.99		0.99		0.83
12/31/15	(g)	9.57	0.06	(2.33)	(2.27)	(0.04)	—	7.26	(23.75)		702,991	40	0.99		0.99		0.66
12/31/14	(g)	11.16	0.03	(1.62)	(1.59)	—	—	9.57	(14.25)		1,118,643	22	0.97		0.97		0.22
12/31/13	(g)	10.23	0.01	0.96	0.97	(0.04)	—	11.16	9.51		1,454,041	23	0.97		0.97		0.13

Class I
06/30/18		8.85	0.11	(0.08)	0.03	—	—	8.88	0.34		1,918	40	0.69		0.69		2.51
12/31/17	‡	9.20	0.11	(0.37)	(0.26)	(0.09)	—	8.85	(2.67)		2,041	104	0.74		0.74		1.34
12/31/16		7.32	0.08	1.88	1.96	(0.08)	—	9.20	26.82	(k)	813	4	0.79		0.79		1.04
12/31/15	(g)	9.66	0.08	(2.35)	(2.27)	(0.07)	—	7.32	(23.55)		561	40	0.79		0.79		0.88
12/31/14	(g)	11.25	0.05	(1.64)	(1.59)	—	—	9.66	(14.13)		757	22	0.77		0.77		0.43
12/31/13	(g)	10.30	0.04	0.97	1.01	(0.06)	—	11.25	9.83		910	23	0.77		0.77		0.34

JNL/BlackRock Large Cap Select Growth Fund(h)
Class A
06/30/18		36.45	(0.04)	5.31	5.27	—	—	41.72	14.46		2,509,471	23	0.87		0.87		(0.20)
12/31/17		27.73	(0.02)	9.29	9.27	—	(0.55)	36.45	33.58		2,036,161	49	0.87		0.87		(0.05)
12/31/16		28.21	(0.02)	0.16	0.14	—	(0.62)	27.73	0.45		2,507,803	92	0.89		0.89		(0.06)
12/31/15		28.12	(0.08)	1.84	1.76	—	(1.67)	28.21	6.23		1,710,057	70	0.90		0.90		(0.26)
12/31/14		27.72	(0.05)	2.51	2.46	—	(2.06)	28.12	8.89		1,242,278	101	0.92		0.92		(0.19)
12/31/13		21.52	(0.06)	8.34	8.28	(0.01)	(2.07)	27.72	38.99	(k)	1,013,437	125	0.95		0.95		(0.23)

Class I
06/30/18		37.80	0.02	5.50	5.52	—	—	43.32	14.60		1,054,143	23	0.57		0.57		0.09
12/31/17	‡	28.67	0.02	9.66	9.68	—	(0.55)	37.80	33.91		1,044,014	49	0.59		0.59		0.05
12/31/16		29.09	0.05	0.15	0.20	—	(0.62)	28.67	0.64		1,345	92	0.69		0.69		0.17
12/31/15		28.89	(0.02)	1.89	1.87	—	(1.67)	29.09	6.45		498	70	0.70		0.70		(0.06)
12/31/14		28.37	0.00	2.58	2.58	—	(2.06)	28.89	9.11		421	101	0.72		0.72		0.01
12/31/13		21.96	(0.01)	8.52	8.51	(0.03)	(2.07)	28.37	39.30	(k)	352	125	0.75		0.75		(0.04)

JNL/Boston Partners Global Long Short Equity Fund(h)
Class A
06/30/18		11.07	0.04	(0.55)	(0.51)	—	—	10.56	(4.61)		37,908	61	2.19	(i)	2.19	(i)	0.72
12/31/17		10.28	(0.03)	0.82	0.79	—	—	11.07	7.68		38,518	106	2.20	(i)	2.20	(i)	(0.31)
12/31/16		10.45	0.08	0.12	0.20	—	(0.37)	10.28	1.96		710,297	157	2.34	(i)	2.34	(i)	0.79
12/31/15		9.86	(0.03)	0.62	0.59	—	—	10.45	5.98		580,065	177	2.25	(i)	2.25	(i)	(0.34)
12/31/14	*	10.00	(0.02)	(0.12)	(0.14)	—	—	9.86	(1.40)		383,174	80	2.26	(i)	2.26	(i)	(0.65)

Class I
06/30/18		11.09	0.05	(0.55)	(0.50)	—	—	10.59	(4.51)		512,749	61	1.89	(i)	1.89	(i)	0.98
12/31/17	‡‡	10.70	0.00	0.39	0.39	—	—	11.09	3.64		583,585	106	1.97	(i)	1.97	(i)	(0.16)

JNL/Brookfield Global Infrastructure and MLP Fund(h)
Class A
06/30/18		13.95	0.21	(0.44)	(0.23)	—	—	13.72	(1.65)		858,618	61	1.15		1.15		3.04
12/31/17		12.92	0.29	0.99	1.28	(0.25)	—	13.95	9.90		957,356	97	1.15		1.15		2.06
12/31/16		11.76	0.24	1.25	1.49	(0.33)	—	12.92	12.58		900,328	100	1.15		1.15		1.90
12/31/15		15.35	0.20	(3.04)	(2.84)	(0.25)	(0.50)	11.76	(18.55)		847,849	74	1.15		1.15		1.43
12/31/14		14.79	0.21	0.89	1.10	(0.09)	(0.45)	15.35	7.35		1,309,204	64	1.15		1.15		1.33
12/31/13		12.29	0.24	2.62	2.86	(0.08)	(0.28)	14.79	23.43		674,917	68	1.15		1.15		1.72

Class I
06/30/18		14.02	0.24	(0.46)	(0.22)	—	—	13.80	(1.57)		86,414	61	0.85		0.85		3.55
12/31/17	‡	12.97	0.32	1.01	1.33	(0.28)	—	14.02	10.19		60,889	97	0.86		0.86		2.31
12/31/16		11.82	0.28	1.23	1.51	(0.36)	—	12.97	12.72		247	100	0.95		0.95		2.15
12/31/15		15.42	0.24	(3.06)	(2.82)	(0.28)	(0.50)	11.82	(18.34)		172	74	0.95		0.95		1.65
12/31/14		14.84	0.24	0.89	1.13	(0.10)	(0.45)	15.42	7.53		243	64	0.95		0.95		1.52
12/31/13		12.32	0.25	2.64	2.89	(0.09)	(0.28)	14.84	23.62		151	68	0.95		0.95		1.85

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

				Increase (decrease) from investment operations						Distributions from							Supplemental data				Ratios(a)
Period ended		Net asset value, beginning of period($)		Net investment income (loss)($)(b) (c)		Net realized & unrealized gains (losses)($)		Total from investment operations($)		Net investment income($)		Net realized gains on investment transactions($)	Net asset value, end of period($)		Total return(%)(d)		Net assets, end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)(f)		Total expenses to average net assets(%)(f)		Net investment income (loss) to average net assets(%)(c)
JNL/Causeway International Value Select Fund(h)
Class A
06/30/18		17.17		0.26		(1.20)		(0.94)		—		—	16.23		(5.47)		519,191	17	0.97		0.97		3.15
12/31/17		13.50		0.37		3.46		3.83		(0.16)		—	17.17		28.47		544,261	35	0.97		0.97		2.38
12/31/16		13.66	(l)	0.30	(l)	(0.30)	(l)	0.00	(l)	(0.16)		—	13.50		0.01		785,113	33	1.00		1.00		2.26
12/31/15		14.67	(l)	0.24	(l)	(0.76)	(l)	(0.52)	(l)	(0.49)	(l)	—	13.66	(l)	(3.55)		811,493	128	1.00		1.00		1.59
12/31/14		16.71	(l)	0.60	(l)	(2.33)	(l)	(1.73)	(l)	(0.31)	(l)	—	14.67	(l)	(10.54)		646,006	69	1.00		1.00		3.73
12/31/13		14.22	(l)	0.31	(l)	2.71	(l)	3.02	(l)	(0.53)	(l)	—	16.71	(l)	21.47	(k)	673,512	53	1.01		1.01		2.01

Class I
06/30/18		17.63		0.30		(1.24)		(0.94)		—		—	16.69		(5.33)		1,232,382	17	0.67		0.67		3.44
12/31/17	‡	13.83		0.23		3.75		3.98		(0.18)		—	17.63		28.84		1,312,240	35	0.69		0.69		1.37
12/31/16		13.99	(l)	0.33	(l)	(0.31)	(l)	0.02	(l)	(0.18)		—	13.83		0.12		726	33	0.80		0.80		2.45
12/31/15		15.01	(l)	0.28	(l)	(0.79)	(l)	(0.51)	(l)	(0.51)	(l)	—	13.99	(l)	(3.31)		739	128	0.80		0.80		1.82
12/31/14		17.09	(l)	0.65	(l)	(2.39)	(l)	(1.74)	(l)	(0.34)	(l)	—	15.01	(l)	(10.28)		781	69	0.80		0.80		3.95
12/31/13		14.53	(l)	0.35	(l)	2.77	(l)	3.12	(l)	(0.56)	(l)	—	17.09	(l)	21.66	(k)	808	53	0.81		0.81		2.20

JNL/ClearBridge Large Cap Growth Fund
Class A
06/30/18		10.84		0.01		0.75		0.76		—		—	11.60		7.01		74,441	8	0.95		0.95		0.13
12/31/17	*	10.00		0.00		0.84		0.84		—		—	10.84		8.40		22,625	6	0.96		0.96		0.12

Class I
06/30/18		10.85		0.02		0.75		0.77		—		—	11.62		7.10		481,585	8	0.65		0.65		0.38
12/31/17	*	10.00		0.01		0.84		0.85		—		—	10.85		8.50		437,763	6	0.66		0.66		0.44

JNL/Crescent High Income Fund(h)
Class A
06/30/18		10.79		0.27		(0.27)		0.00		—		—	10.79		0.00		73,895	35	1.01		1.01		4.96
12/31/17		10.55		0.53		(0.03)		0.50		(0.21)		(0.05)	10.79		4.73		65,795	86	1.00		1.00		4.91
12/31/16	*	10.00		0.28		0.27		0.55		—		—	10.55		5.50		624,884	82	1.00		1.00		4.04

Class I
06/30/18		10.81		0.28		(0.27)		0.01		—		—	10.82		0.09		523,859	35	0.71		0.71		5.24
12/31/17	‡‡	10.76		0.14		(0.09)		0.05		—		—	10.81		0.46		627,214	86	0.71		0.71		4.97

JNL/DFA U.S. Core Equity Fund(h)
Class A
06/30/18		13.72		0.06		0.33		0.39		—		—	14.11		2.84		1,092,053	2	0.81		0.81		0.92
12/31/17		11.73		0.12		2.22		2.34		(0.11)		(0.24)	13.72		20.23		1,122,274	7	0.80	(m)	0.85	(m)	0.98
12/31/16		10.66		0.14		1.33		1.47		(0.11)		(0.29)	11.73		14.02		947,909	16	0.80		0.88		1.24
12/31/15		11.39		0.13		(0.36)		(0.23)		(0.10)		(0.40)	10.66		(2.10)		721,244	11	0.80		0.88		1.10
12/31/14		10.54		0.11		0.93		1.04		(0.06)		(0.13)	11.39		9.82		693,371	15	0.80		0.89		1.03
12/31/13		8.15		0.10		2.75		2.85		(0.08)		(0.38)	10.54		35.17		500,412	9	0.80		0.91		1.03

Class I
06/30/18		14.52		0.09		0.34		0.43		—		—	14.95		2.96		65,444	2	0.46		0.51		1.27
12/31/17	‡	12.38		0.18		2.33		2.51		(0.13)		(0.24)	14.52		20.54		68,462	7	0.47	(m)	0.52	(m)	1.26
12/31/16		11.22		0.17		1.41		1.58		(0.13)		(0.29)	12.38		14.31		330	16	0.60		0.68		1.45
12/31/15		11.96		0.16		(0.38)		(0.22)		(0.12)		(0.40)	11.22		(1.92)		276	11	0.60		0.68		1.30
12/31/14		11.05		0.14		0.97		1.11		(0.07)		(0.13)	11.96		10.02		350	15	0.60		0.69		1.22
12/31/13		8.52		0.12		2.88		3.00		(0.09)		(0.38)	11.05		35.43		342	9	0.60		0.71		1.24

JNL/DoubleLine Core Fixed Income Fund(h)
Class A
06/30/18		12.93		0.18		(0.31)		(0.13)		—		—	12.80		(1.01)		2,956,472	49	0.77		0.77		2.85
12/31/17		12.31		0.31		0.35		0.66		(0.04)		—	12.93		5.39		3,195,393	550	0.79	(i)(m)	0.81	(i)(m)	2.44
12/31/16		12.04		0.33		0.00		0.33		(0.05)		(0.01)	12.31		2.72		3,733,713	475	0.82	(i)	0.84	(i)	2.63
12/31/15		12.61		0.30		(0.25)		0.05		(0.38)		(0.24)	12.04		0.41		4,316,143	439	0.79	(i)	0.80	(i)	2.35
12/31/14		12.61		0.16		0.34		0.50		(0.45)		(0.05)	12.61		3.98		4,541,679	265	0.80	(i)	0.80	(i)	1.27
12/31/13		13.06		0.14		(0.41)		(0.27)		(0.16)		(0.02)	12.61		(2.08)		5,138,711	421	0.80	(i)	0.80	(i)	1.05

Class I
06/30/18		13.91		0.22		(0.34)		(0.12)		—		—	13.79		(0.86)		626,099	49	0.47		0.47		3.20
12/31/17	‡	13.25		0.34		0.39		0.73		(0.07)		—	13.91		5.54		249,704	550	0.54	(i)(m)	0.54	(i)(m)	2.45
12/31/16		12.93		0.38		0.00		0.38		(0.05)		(0.01)	13.25		2.96		17,283	475	0.62	(i)	0.64	(i)	2.86
12/31/15		13.50		0.35		(0.27)		0.08		(0.41)		(0.24)	12.93		0.56		17,787	439	0.59	(i)	0.60	(i)	2.55
12/31/14		13.46		0.20		0.37		0.57		(0.48)		(0.05)	13.50		4.27		18,000	265	0.60	(i)	0.60	(i)	1.47
12/31/13		13.93		0.17		(0.43)		(0.26)		(0.19)		(0.02)	13.46		(1.92)		19,989	421	0.60	(i)	0.60	(i)	1.26

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from						Supplemental data				Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b) (c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)		Net realized gains on investment transactions($)		Net asset value, end of period($)	Total return(%)(d)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)(f)		Total expenses to average net assets(%)(f)		Net investment income (loss) to average net assets(%)(c)
JNL/DoubleLine Emerging Markets Fixed Income Fund(h)
Class A
06/30/18		11.11	0.12	(0.48)	(0.36)	—		—		10.75	(3.24)	12,988	22	1.10		1.10		2.28
12/31/17		10.49	0.34	0.42	0.76	(0.07)		(0.07)		11.11	7.30	11,771	103	1.09		1.09		3.10
12/31/16	*	10.00	0.26	0.23	0.49	—		—		10.49	4.90	136,446	68	1.10		1.10		3.59

Class I
06/30/18		11.13	0.14	(0.49)	(0.35)	—		—		10.78	(3.14)	533,010	22	0.80		0.80		2.57
12/31/17	‡‡	11.13	0.08	(0.08)	0.00	—		—		11.13	0.00	531,827	103	0.82		0.82		2.64

JNL/DoubleLine Shiller Enhanced CAPE Fund(h)
Class A
06/30/18		14.96	0.17	0.24	0.41	—		—		15.37	2.74	802,254	32	1.05		1.05		2.18
12/31/17		12.86	0.23	2.50	2.73	—		(0.63)		14.96	21.51	673,994	88	1.07		1.07		1.63
12/31/16		10.99	0.19	1.88	2.07	(0.10)		(0.10)		12.86	18.90	810,413	106	1.09		1.09		1.54
12/31/15	*	10.00	0.03	0.96	0.99	—		—		10.99	9.90	165,333	7	1.10		1.10		1.15

Class I
06/30/18		14.97	0.19	0.25	0.44	—		—		15.41	2.94	725,152	32	0.75		0.75		2.46
12/31/17	‡‡	14.09	0.09	0.79	0.88	—		—		14.97	6.25	730,742	88	0.79		0.79		2.33

JNL/FPA + DoubleLine Flexible Allocation Fund(h)
Class A
06/30/18		12.71	0.06	(0.24)	(0.18)	—		—		12.53	(1.42)	1,768,906	25	1.35	(i)	1.35	(i)	0.91
12/31/17		11.66	0.11	1.17	1.28	(0.12)		(0.11)		12.71	11.06	1,943,204	50	1.25	(i)(m)	1.27	(i)(m)	0.88
12/31/16		11.59	0.10	0.31	0.41	(0.13)		(0.21)		11.66	3.67	2,008,235	230	1.22	(i)	1.23	(i)	0.87
12/31/15	(g)	13.64	0.08	(1.32)	(1.24)	(0.10)		(0.71)		11.59	(9.15)	2,358,531	74	1.19		1.19		0.59
12/31/14	(g)	15.11	0.11	(0.70)	(0.59)	(0.16)		(0.72)		13.64	(4.04)	3,054,663	79	1.20		1.20		0.77
12/31/13	(g)	12.37	0.08	2.84	2.92	(0.18)		—		15.11	23.65	3,049,751	82	1.20		1.20		0.60

Class I
06/30/18		12.77	0.08	(0.25)	(0.17)	—		—		12.60	(1.33)	205,781	25	1.05	(i)	1.05	(i)	1.21
12/31/17	‡	11.70	0.13	1.19	1.32	(0.14)		(0.11)		12.77	11.40	248,232	50	1.04	(i)(m)	1.04	(i)(m)	1.06
12/31/16		11.64	0.12	0.31	0.43	(0.16)		(0.21)		11.70	3.86	657	230	1.02	(i)	1.03	(i)	1.08
12/31/15	(g)	13.70	0.11	(1.33)	(1.22)	(0.13)		(0.71)		11.64	(8.95)	657	74	0.99		0.99		0.80
12/31/14	(g)	15.16	0.15	(0.71)	(0.56)	(0.18)		(0.72)		13.70	(3.80)	717	79	1.00		1.00		1.01
12/31/13	(g)	12.41	0.10	2.85	2.95	(0.20)		—		15.16	23.82	915	82	1.00		1.00		0.77

JNL/Franklin Templeton Global Fund(h)
Class A
06/30/18		11.74	0.15	(0.45)	(0.30)	—		—		11.44	(2.56)	517,088	17	1.01		1.01		2.50
12/31/17		10.15	0.19	1.59	1.78	(0.19)		—		11.74	17.56	552,505	28	1.00		1.00		1.68
12/31/16		9.98	0.18	0.84	1.02	(0.21)		(0.63)		10.15	10.58	953,110	23	1.01		1.01		1.79
12/31/15		11.23	0.19	(0.90)	(0.71)	(0.26)		(0.28)		9.98	(6.43)	1,046,543	21	1.00		1.00		1.66
12/31/14		11.67	0.26	(0.53)	(0.27)	(0.09)		(0.08)		11.23	(2.36)	1,225,062	18	1.00		1.00		2.21
12/31/13		9.05	0.13	2.61	2.74	(0.12)		—		11.67	30.35	988,313	17	1.02		1.02		1.26

Class I
06/30/18		11.79	0.16	(0.44)	(0.28)	—		—		11.51	(2.37)	456,640	17	0.71		0.71		2.80
12/31/17	‡	10.18	0.14	1.68	1.82	(0.21)		—		11.79	17.92	495,254	28	0.73		0.73		1.23
12/31/16		10.02	0.20	0.83	1.03	(0.24)		(0.63)		10.18	10.72	471	23	0.81		0.81		1.99
12/31/15		11.27	0.21	(0.90)	(0.69)	(0.28)		(0.28)		10.02	(6.20)	443	21	0.80		0.80		1.84
12/31/14		11.71	0.30	(0.55)	(0.25)	(0.11)		(0.08)		11.27	(2.23)	550	18	0.80		0.80		2.50
12/31/13		9.07	0.15	2.63	2.78	(0.14)		—		11.71	30.66	478	17	0.82		0.82		1.49

JNL/Franklin Templeton Global Multisector Bond Fund(h)
Class A
06/30/18		10.73	0.28	(0.48)	(0.20)	—		—		10.53	(1.86)	700,476	17	1.01		1.01		5.25
12/31/17		10.36	0.55	(0.18)	0.37	—		—		10.73	3.57	725,646	46	1.03		1.03		5.16
12/31/16		10.04	0.45	(0.07)	0.38	(0.00)	(n)	(0.06)		10.36	3.82	1,724,715	65	1.05		1.07		4.62
12/31/15		11.51	0.43	(0.91)	(0.48)	(0.96)		(0.03)		10.04	(4.15)	1,840,377	37	1.05		1.08		3.77
12/31/14		11.99	0.45	(0.49)	(0.04)	(0.43)		(0.01)		11.51	(0.45)	2,064,144	28	1.07		1.08		3.73
12/31/13		11.84	0.40	0.01	0.41	(0.26)		(0.00)	(n)	11.99	3.53	1,752,613	26	1.08		1.09		3.34

Class I
06/30/18		10.80	0.30	(0.49)	(0.19)	—		—		10.61	(1.76)	985,622	17	0.71		0.71		5.57
12/31/17	‡	10.40	0.75	(0.35)	0.40	—		—		10.80	3.85	988,263	46	0.75		0.75		6.88
12/31/16		10.08	0.47	(0.06)	0.41	(0.03)		(0.06)		10.40	4.05	212	65	0.85		0.87		4.81
12/31/15		11.56	0.45	(0.92)	(0.47)	(0.98)		(0.03)		10.08	(4.02)	247	37	0.85		0.88		3.97
12/31/14		12.03	0.47	(0.49)	(0.02)	(0.44)		(0.01)		11.56	(0.24)	312	28	0.87		0.88		3.93
12/31/13		11.86	0.42	0.02	0.44	(0.27)		(0.00)	(n)	12.03	3.75	295	26	0.88		0.89		3.51

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data					Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b) (c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(e)		Net expenses to average net assets(%)(f)		Total expenses to average net assets(%)(f)		Net investment income (loss) to average net assets(%)(c)
JNL/Franklin Templeton Income Fund(h)
Class A
06/30/18		11.98	0.26	(0.22)	0.04	—	—	12.02	0.33	1,941,307	37		0.93		0.93		4.32
12/31/17		11.32	0.47	0.65	1.12	(0.46)	—	11.98	9.93	2,054,043	24		0.92		0.92		4.01
12/31/16		10.39	0.45	1.00	1.45	(0.52)	—	11.32	14.12	2,469,017	43		0.93		0.93		4.15
12/31/15		11.73	0.50	(1.36)	(0.86)	(0.48)	—	10.39	(7.36)	2,293,763	29		0.92		0.92		4.35
12/31/14		11.73	0.50	(0.12)	0.38	(0.38)	—	11.73	3.19	2,704,647	24		0.92		0.92		4.07
12/31/13		10.67	0.51	0.98	1.49	(0.43)	—	11.73	14.08	2,192,366	20		0.93		0.93		4.49

Class I
06/30/18		11.47	0.26	(0.20)	0.06	—	—	11.53	0.52	461,649	37		0.63		0.63		4.62
12/31/17	‡	10.85	0.46	0.64	1.10	(0.48)	—	11.47	10.20	492,685	24		0.64		0.64		4.07
12/31/16		9.99	0.45	0.95	1.40	(0.54)	—	10.85	14.23	579	43		0.73		0.73		4.36
12/31/15		11.29	0.50	(1.29)	(0.79)	(0.51)	—	9.99	(7.08)	528	29		0.72		0.72		4.54
12/31/14		11.30	0.51	(0.12)	0.39	(0.40)	—	11.29	3.37	746	24		0.72		0.72		4.28
12/31/13		10.29	0.52	0.94	1.46	(0.45)	—	11.30	14.27	661	20		0.73		0.73		4.69

JNL/Franklin Templeton International Small Cap Growth Fund(h)
Class A
06/30/18		11.51	0.12	(0.55)	(0.43)	—	—	11.08	(3.74)	711,058	15		1.24		1.24		2.03
12/31/17		8.81	0.10	2.74	2.84	(0.11)	(0.03)	11.51	32.29	746,026	26		1.27		1.27		0.92
12/31/16		9.25	0.11	(0.22)	(0.11)	(0.14)	(0.19)	8.81	(1.17)	498,894	18		1.30		1.30		1.26
12/31/15		9.55	0.11	0.27	0.38	(0.09)	(0.59)	9.25	3.81	573,414	22		1.30		1.30		1.07
12/31/14		11.18	0.12	(1.17)	(1.05)	(0.09)	(0.49)	9.55	(9.42)	449,495	29		1.31		1.31		1.07
12/31/13		8.65	0.11	2.68	2.79	(0.10)	(0.16)	11.18	32.41	440,868	26		1.30		1.30		1.12

Class I
06/30/18		11.63	0.15	(0.57)	(0.42)	—	—	11.21	(3.61)	1,152	15		0.94		0.94		2.60
12/31/17	‡	8.90	0.12	2.77	2.89	(0.13)	(0.03)	11.63	32.49	637	26		1.03		1.03		1.13
12/31/16		9.34	0.13	(0.22)	(0.09)	(0.16)	(0.19)	8.90	(0.96)	287	18		1.10		1.10		1.43
12/31/15		9.63	0.14	0.26	0.40	(0.10)	(0.59)	9.34	4.05	241	22		1.10		1.10		1.33
12/31/14		11.26	0.14	(1.18)	(1.04)	(0.10)	(0.49)	9.63	(9.22)	273	29		1.11		1.11		1.26
12/31/13		8.70	0.14	2.69	2.83	(0.11)	(0.16)	11.26	32.73	287	26		1.10		1.10		1.36

JNL/Franklin Templeton Mutual Shares Fund(h)
Class A
06/30/18		11.66	0.10	(0.23)	(0.13)	—	—	11.53	(1.11)	660,602	9		1.00		1.00		1.72
12/31/17		11.31	0.17	0.73	0.90	(0.35)	(0.20)	11.66	8.11	703,977	18		0.99	(m)	1.02	(m)	1.45
12/31/16		10.73	0.19	1.42	1.61	(0.28)	(0.75)	11.31	15.68	1,190,462	20		1.02		1.03		1.69
12/31/15		12.24	0.20	(0.76)	(0.56)	(0.41)	(0.54)	10.73	(4.67)	1,126,952	25		1.02		1.02		1.64
12/31/14		11.72	0.30	0.55	0.85	(0.09)	(0.24)	12.24	7.30	1,228,576	26		1.03		1.03		2.47
12/31/13		9.21	0.17	2.43	2.60	(0.09)	—	11.72	28.29	1,119,740	28		1.03		1.03		1.55

Class I
06/30/18		11.78	0.12	(0.24)	(0.12)	—	—	11.66	(1.02)	478,412	9		0.70		0.70		2.02
12/31/17	‡	11.41	0.21	0.74	0.95	(0.38)	(0.20)	11.78	8.41	516,750	18		0.71	(m)	0.71	(m)	1.81
12/31/16		10.83	0.21	1.43	1.64	(0.31)	(0.75)	11.41	15.78	597	20		0.82		0.83		1.87
12/31/15		12.34	0.23	(0.76)	(0.53)	(0.44)	(0.54)	10.83	(4.43)	503	25		0.82		0.82		1.83
12/31/14		11.81	0.33	0.55	0.88	(0.11)	(0.24)	12.34	7.49	529	26		0.83		0.83		2.70
12/31/13		9.28	0.19	2.45	2.64	(0.11)	—	11.81	28.47	536	28		0.83		0.83		1.75

JNL/Goldman Sachs Core Plus Bond Fund(h)
Class A
06/30/18		11.68	0.13	(0.38)	(0.25)	—	—	11.43	(2.14)	916,123	131	(o)	0.85		0.85		2.22
12/31/17		11.57	0.26	0.09	0.35	(0.24)	—	11.68	3.02	959,472	226	(o)	0.86	(m)	0.87	(m)	2.19
12/31/16		11.61	0.22	0.03	0.25	(0.29)	—	11.57	2.10	1,145,530	443	(o)	0.86		0.87		1.81
12/31/15		11.81	0.23	(0.18)	0.05	(0.25)	—	11.61	0.39	1,116,546	370	(o)	0.87		0.87		1.94
12/31/14		11.44	0.21	0.41	0.62	(0.25)	—	11.81	5.40	973,327	283	(o)	0.88		0.88		1.74
12/31/13		12.44	0.19	(0.32)	(0.13)	(0.37)	(0.50)	11.44	(1.05)	778,592	571	(o)	0.88		0.88		1.58

Class I
06/30/18		11.89	0.15	(0.39)	(0.24)	—	—	11.65	(2.02)	148,764	131	(o)	0.55		0.55		2.52
12/31/17	‡	11.77	0.30	0.09	0.39	(0.27)	—	11.89	3.27	155,230	226	(o)	0.58	(m)	0.58	(m)	2.50
12/31/16		11.80	0.24	0.04	0.28	(0.31)	—	11.77	2.33	480	443	(o)	0.66		0.67		2.01
12/31/15		11.99	0.26	(0.19)	0.07	(0.26)	—	11.80	0.62	430	370	(o)	0.67		0.67		2.14
12/31/14		11.61	0.23	0.42	0.65	(0.27)	—	11.99	5.59	426	283	(o)	0.68		0.68		1.93
12/31/13		12.63	0.22	(0.34)	(0.12)	(0.40)	(0.50)	11.61	(0.93)	378	571	(o)	0.68		0.68		1.77

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b) (c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)(f)		Total expenses to average net assets(%)(f)		Net investment income (loss) to average net assets(%)(c)
JNL/Goldman Sachs Emerging Markets Debt Fund(h)
Class A
06/30/18		11.51	0.29	(1.21)	(0.92)	—	—	10.59	(7.99)	140,413	45	1.07		1.07		5.11
12/31/17		10.00	0.57	0.94	1.51	—	—	11.51	15.10	158,098	97	1.07	(m)	1.08	(m)	5.23
12/31/16		9.17	0.55	0.28	0.83	—	—	10.00	9.05	303,222	99	1.08		1.08		5.51
12/31/15		10.46	0.51	(1.80)	(1.29)	—	—	9.17	(12.33)	409,493	109	1.07		1.07		5.09
12/31/14		11.46	0.55	(1.11)	(0.56)	(0.20)	(0.24)	10.46	(4.94)	639,536	130	1.06		1.07		4.76
12/31/13		14.11	0.57	(1.67)	(1.10)	(1.09)	(0.46)	11.46	(7.77)	795,092	160	1.06		1.07		4.19

Class I
06/30/18		11.67	0.32	(1.24)	(0.92)	—	—	10.75	(7.88)	152,751	45	0.77		0.77		5.42
12/31/17	‡	10.12	0.71	0.84	1.55	—	—	11.67	15.32	169,284	97	0.79	(m)	0.79	(m)	6.21
12/31/16		9.26	0.59	0.27	0.86	—	—	10.12	9.29	184	99	0.88		0.88		5.81
12/31/15		10.54	0.54	(1.82)	(1.28)	—	—	9.26	(12.14)	165	109	0.87		0.87		5.37
12/31/14		11.55	0.58	(1.11)	(0.53)	(0.24)	(0.24)	10.54	(4.73)	170	130	0.86		0.87		5.00
12/31/13		14.22	0.60	(1.69)	(1.09)	(1.12)	(0.46)	11.55	(7.66)	169	160	0.86		0.87		4.38

JNL/GQG Emerging Markets Equity Fund
Class A
06/30/18		10.51	0.04	(0.72)	(0.68)	—	—	9.83	(6.47)	6,373	64	1.36		1.36		0.85
12/31/17	*	10.00	(0.01)	0.52	0.51	—	—	10.51	5.10	3,048	31	1.36		1.36		(0.27)

Class I
06/30/18		10.52	0.05	(0.71)	(0.66)	—	—	9.86	(6.27)	464,465	64	1.06		1.06		0.88
12/31/17	*	10.00	0.00	0.52	0.52	—	—	10.52	5.20	413,849	31	1.06		1.06		(0.07)

JNL/Harris Oakmark Global Equity Fund(h)
Class A
06/30/18		12.10	0.12	(0.83)	(0.71)	—	—	11.39	(5.87)	524,606	19	1.17		1.17		2.05
12/31/17		9.87	0.09	2.17	2.26	(0.03)	—	12.10	22.86	569,264	47	1.19		1.19		0.75
12/31/16		8.86	0.14	0.96	1.10	(0.09)	—	9.87	12.45	64,916	42	1.21		1.21		1.57
12/31/15	*	10.00	0.05	(1.19)	(1.14)	—	—	8.86	(11.40)	91,143	23	1.21		1.21		0.85

Class I
06/30/18		12.11	0.14	(0.84)	(0.70)	—	—	11.41	(5.78)	501,551	19	0.87		0.87		2.35
12/31/17	‡‡	11.85	0.00	0.26	0.26	—	—	12.11	2.19	552,138	47	0.86		0.86		0.16

JNL/Invesco China-India Fund(h)
Class A
06/30/18		10.50	0.01	(0.31)	(0.30)	—	—	10.20	(2.86)	673,452	17	1.21		1.21		0.12
12/31/17		6.91	0.02	3.59	3.61	(0.02)	—	10.50	52.32	747,775	49	1.21	(m)	1.24	(m)	0.21
12/31/16		7.41	0.05	(0.27)	(0.22)	(0.07)	(0.21)	6.91	(3.40)	406,147	118	1.23		1.27		0.64
12/31/15		7.89	0.09	(0.48)	(0.39)	(0.08)	(0.01)	7.41	(5.03)	363,197	62	1.30		1.30		1.08
12/31/14		7.14	0.10	0.72	0.82	(0.07)	—	7.89	11.40	381,803	34	1.31		1.31		1.37
12/31/13		7.38	0.07	(0.24)	(0.17)	(0.07)	—	7.14	(2.35)	354,740	29	1.31		1.31		1.07

Class I
06/30/18		10.60	0.02	(0.31)	(0.29)	—	—	10.31	(2.74)	432	17	0.91		0.91		0.39
12/31/17	‡	6.96	0.04	3.64	3.68	(0.04)	—	10.60	52.83	497	49	0.98	(m)	1.01	(m)	0.41
12/31/16		7.47	0.06	(0.28)	(0.22)	(0.08)	(0.21)	6.96	(3.34)	282	118	1.03		1.07		0.79
12/31/15		7.95	0.10	(0.48)	(0.38)	(0.09)	(0.01)	7.47	(4.81)	309	62	1.09		1.09		1.19
12/31/14		7.19	0.12	0.72	0.84	(0.08)	—	7.95	11.67	312	34	1.11		1.11		1.55
12/31/13		7.43	0.10	(0.26)	(0.16)	(0.08)	—	7.19	(2.14)	271	29	1.11		1.11		1.40

JNL/Invesco Diversified Dividend Fund
Class A
06/30/18		10.33	0.11	(0.34)	(0.23)	—	—	10.10	(2.23)	28,285	7	0.98		0.98		2.26
12/31/17	*	10.00	0.04	0.29	0.33	—	—	10.33	3.30	10,136	3	0.99		0.99		1.62

Class I
06/30/18		10.34	0.12	(0.33)	(0.21)	—	—	10.13	(2.03)	540,367	7	0.68		0.68		2.48
12/31/17	*	10.00	0.05	0.29	0.34	—	—	10.34	3.40	547,212	3	0.69		0.69		1.77

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from					Supplemental data				Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b) (c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)		Net assets, end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)(f)		Total expenses to average net assets(%)(f)		Net investment income (loss) to average net assets(%)(c)
JNL/Invesco Global Real Estate Fund(h)
Class A
06/30/18		9.97	0.15	(0.19)	(0.04)	—	—	9.93	(0.40)		1,286,344	37	1.05		1.05		3.19
12/31/17		9.53	0.20	0.75	0.95	(0.31)	(0.20)	9.97	10.19		1,373,022	55	1.05	(m)	1.05	(m)	2.06
12/31/16		9.78	0.18	0.06	0.24	(0.20)	(0.29)	9.53	2.42		1,821,270	65	1.05		1.06		1.82
12/31/15		10.85	0.20	(0.31)	(0.11)	(0.31)	(0.65)	9.78	(0.96)		1,905,281	78	1.05		1.05		1.86
12/31/14		9.83	0.17	1.31	1.48	(0.13)	(0.33)	10.85	15.03		2,036,180	26	1.05		1.05		1.63
12/31/13		9.88	0.16	0.11	0.27	(0.32)	—	9.83	2.76		1,544,958	54	1.05		1.05		1.52

Class I
06/30/18		10.13	0.16	(0.19)	(0.03)	—	—	10.10	(0.30)		389,775	37	0.75		0.75		3.24
12/31/17	‡	9.67	0.27	0.72	0.99	(0.33)	(0.20)	10.13	10.46		602,227	55	0.77	(m)	0.77	(m)	2.74
12/31/16		9.92	0.20	0.07	0.27	(0.22)	(0.29)	9.67	2.61		899	65	0.85		0.86		2.02
12/31/15		10.99	0.23	(0.32)	(0.09)	(0.33)	(0.65)	9.92	(0.76)		930	78	0.85		0.85		2.07
12/31/14		9.94	0.19	1.33	1.52	(0.14)	(0.33)	10.99	15.34		997	26	0.85		0.85		1.80
12/31/13		9.98	0.18	0.11	0.29	(0.33)	—	9.94	2.97		876	54	0.85		0.85		1.69

JNL/Invesco International Growth Fund(h)
Class A
06/30/18		14.10	0.17	(1.02)	(0.85)	—	—	13.25	(6.03)		979,489	20	0.97		0.97		2.44
12/31/17		11.65	0.18	2.51	2.69	(0.19)	(0.05)	14.10	23.20		1,069,305	33	0.97	(m)	0.97	(m)	1.38
12/31/16		12.25	0.18	(0.32)	(0.14)	(0.21)	(0.25)	11.65	(1.19)		1,250,916	21	0.98		0.98		1.49
12/31/15		12.73	0.19	(0.44)	(0.25)	(0.23)	—	12.25	(2.03)		1,328,232	33	0.97		0.97		1.45
12/31/14		12.83	0.20	(0.17)	0.03	(0.13)	—	12.73	0.24		1,543,925	18	0.98		0.98		1.57
12/31/13		10.89	0.16	1.90	2.06	(0.12)	—	12.83	18.98		1,229,170	21	0.99		0.99		1.36

Class I
06/30/18		14.86	0.20	(1.07)	(0.87)	—	—	13.99	(5.85)		395,088	20	0.67		0.67		2.74
12/31/17	‡	12.26	0.07	2.80	2.87	(0.22)	(0.05)	14.86	23.47		429,217	33	0.69	(m)	0.69	(m)	0.45
12/31/16		12.88	0.22	(0.35)	(0.13)	(0.24)	(0.25)	12.26	(1.06)		633	21	0.78		0.78		1.70
12/31/15		13.37	0.21	(0.45)	(0.24)	(0.25)	—	12.88	(1.81)		648	33	0.77		0.77		1.58
12/31/14		13.45	0.25	(0.18)	0.07	(0.15)	—	13.37	0.49		727	18	0.78		0.78		1.82
12/31/13		11.41	0.20	1.98	2.18	(0.14)	—	13.45	19.13		746	21	0.79		0.79		1.60

JNL/Invesco Mid Cap Value Fund(h)
Class A
06/30/18		17.34	0.05	0.84	0.89	—	—	18.23	5.13		426,322	20	0.98		0.98		0.60
12/31/17		16.00	0.06	1.48	1.54	(0.20)	—	17.34	9.74		398,386	52	0.97	(m)	0.97	(m)	0.36
12/31/16		14.33	0.07	2.08	2.15	(0.06)	(0.42)	16.00	15.37		630,189	45	0.98		0.98		0.47
12/31/15		16.29	0.06	(1.53)	(1.47)	(0.05)	(0.44)	14.33	(9.08)		537,393	28	0.98		0.98		0.37
12/31/14		15.25	0.05	1.36	1.41	(0.03)	(0.34)	16.29	9.25		588,730	36	0.99		0.99		0.32
12/31/13		11.67	0.06	3.55	3.61	(0.03)	—	15.25	30.90	(k)	380,623	159	1.01		1.01		0.43

Class I
06/30/18		17.54	0.08	0.86	0.94	—	—	18.48	5.36		105,123	20	0.68		0.68		0.87
12/31/17	‡	16.19	0.16	1.42	1.58	(0.23)	—	17.54	9.88		140,547	52	0.70	(m)	0.70	(m)	0.92
12/31/16		14.49	0.10	2.12	2.22	(0.09)	(0.42)	16.19	15.64		206	45	0.78		0.78		0.67
12/31/15		16.46	0.09	(1.54)	(1.45)	(0.08)	(0.44)	14.49	(8.90)		216	28	0.78		0.78		0.57
12/31/14		15.39	0.08	1.38	1.46	(0.05)	(0.34)	16.46	9.47		279	36	0.79		0.79		0.51
12/31/13		11.77	0.09	3.57	3.66	(0.04)	—	15.39	31.14	(k)	250	159	0.81		0.81		0.66

JNL/Invesco Small Cap Growth Fund(h)
Class A
06/30/18		24.91	(0.04)	2.32	2.28	—	—	27.19	9.15		1,887,917	14	1.08		1.08		(0.34)
12/31/17		20.48	(0.07)	5.13	5.06	—	(0.63)	24.91	24.96		1,681,534	27	1.10	(m)	1.11	(m)	(0.32)
12/31/16		18.86	(0.04)	2.18	2.14	—	(0.52)	20.48	11.51		1,534,205	33	1.10		1.11		(0.20)
12/31/15		20.40	(0.07)	(0.27)	(0.34)	—	(1.20)	18.86	(1.79)		1,318,791	28	1.10		1.12		(0.31)
12/31/14		19.59	(0.03)	1.59	1.56	—	(0.75)	20.40	7.99		917,464	37	1.11		1.12		(0.13)
12/31/13		14.30	(0.05)	5.71	5.66	(0.02)	(0.35)	19.59	39.69		731,601	30	1.12		1.13		(0.30)

Class I
06/30/18		25.81	(0.01)	2.42	2.41	—	—	28.22	9.34		237,279	14	0.78		0.78		(0.04)
12/31/17	‡	21.16	0.00	5.28	5.28	—	(0.63)	25.81	25.20		235,662	27	0.81	(m)	0.81	(m)	0.01
12/31/16		19.43	0.00	2.25	2.25	—	(0.52)	21.16	11.74		802	33	0.90		0.91		(0.01)
12/31/15		20.94	(0.03)	(0.28)	(0.31)	—	(1.20)	19.43	(1.60)		760	28	0.90		0.92		(0.13)
12/31/14		20.05	0.02	1.62	1.64	—	(0.75)	20.94	8.21		713	37	0.91		0.92		0.08
12/31/13		14.62	(0.02)	5.83	5.81	(0.03)	(0.35)	20.05	39.88		634	30	0.92		0.93		(0.10)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from					Supplemental data				Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b) (c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)		Net assets, end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)(f)		Total expenses to average net assets(%)(f)		Net investment income (loss) to average net assets(%)(c)
JNL/JPMorgan MidCap Growth Fund(h)
Class A
06/30/18		34.51	(0.04)	2.14	2.10	—	—	36.61	6.09		1,605,670	29	0.92		0.92		(0.25)
12/31/17		27.08	(0.06)	7.99	7.93	—	(0.50)	34.51	29.40		1,477,372	55	0.92		0.92		(0.21)
12/31/16		29.43	(0.02)	0.13	0.11	—	(2.46)	27.08	0.52		1,561,280	44	0.93		0.93		(0.09)
12/31/15		31.95	(0.08)	1.06	0.98	—	(3.50)	29.43	3.01		1,719,810	60	0.93		0.93		(0.23)
12/31/14		31.06	(0.12)	3.60	3.48	—	(2.59)	31.95	11.19		1,357,985	67	0.94		0.94		(0.36)
12/31/13		21.90	0.01	9.19	9.20	(0.04)	—	31.06	42.03		1,288,083	71	0.96		0.96		0.03

Class I
06/30/18		35.33	0.01	2.20	2.21	—	—	37.54	6.26		483,929	29	0.62		0.62		0.05
12/31/17	‡	27.65	(0.02)	8.20	8.18	—	(0.50)	35.33	29.70		615,880	55	0.63		0.63		(0.06)
12/31/16		29.94	0.03	0.14	0.17	—	(2.46)	27.65	0.71		228	44	0.73		0.73		0.11
12/31/15		32.38	(0.01)	1.07	1.06	—	(3.50)	29.94	3.22		310	60	0.73		0.73		(0.04)
12/31/14		31.39	(0.05)	3.63	3.58	—	(2.59)	32.38	11.40		248	67	0.74		0.74		(0.16)
12/31/13		22.11	0.06	9.29	9.35	(0.07)	—	31.39	42.31		305	71	0.76		0.76		0.22

JNL/JPMorgan U.S. Government & Quality Bond Fund(h)
Class A
06/30/18		13.09	0.15	(0.29)	(0.14)	—	—	12.95	(1.07)		789,356	1	0.69		0.69		2.34
12/31/17		13.11	0.29	0.04	0.33	(0.35)	—	13.09	2.51		841,921	6	0.68		0.68		2.18
12/31/16		13.16	0.28	(0.08)	0.20	(0.25)	—	13.11	1.45		1,496,044	18	0.68		0.68		2.04
12/31/15		13.39	0.27	(0.21)	0.06	(0.29)	—	13.16	0.46		1,426,114	9	0.69		0.69		1.97
12/31/14		13.11	0.31	0.40	0.71	(0.43)	—	13.39	5.40		1,252,524	15	0.69		0.69		2.32
12/31/13		14.09	0.34	(0.83)	(0.49)	(0.49)	—	13.11	(3.51)	(k)	1,168,654	1	0.69		0.69		2.44

Class I
06/30/18		13.75	0.18	(0.31)	(0.13)	—	—	13.62	(0.95)		449,710	1	0.39		0.39		2.64
12/31/17	‡	13.76	0.35	0.02	0.37	(0.38)	—	13.75	2.70		522,010	6	0.40		0.40		2.52
12/31/16		13.80	0.32	(0.09)	0.23	(0.27)	—	13.76	1.62		790	18	0.48		0.48		2.24
12/31/15		14.02	0.31	(0.22)	0.09	(0.31)	—	13.80	0.67		1,000	9	0.49		0.49		2.16
12/31/14		13.71	0.35	0.42	0.77	(0.46)	—	14.02	5.61		621	15	0.49		0.49		2.49
12/31/13		14.72	0.38	(0.87)	(0.49)	(0.52)	—	13.71	(3.33)	(k)	604	1	0.49		0.49		2.65

JNL/Lazard Emerging Markets Fund(h)
Class A
06/30/18		11.46	0.10	(1.48)	(1.38)	—	—	10.08	(12.04)		394,156	7	1.23		1.23		1.79
12/31/17		9.02	0.17	2.40	2.57	(0.13)	—	11.46	28.60		479,920	13	1.21	(m)	1.22	(m)	1.66
12/31/16		7.72	0.12	1.38	1.50	(0.20)	—	9.02	19.28	(k)	876,859	32	1.22		1.24		1.39
12/31/15		9.97	0.16	(2.02)	(1.86)	(0.29)	(0.10)	7.72	(18.69)		832,464	16	1.22		1.23		1.68
12/31/14		10.97	0.22	(0.78)	(0.56)	(0.19)	(0.25)	9.97	(5.26)		1,333,382	17	1.21		1.22		1.94
12/31/13		11.47	0.18	(0.31)	(0.13)	(0.17)	(0.20)	10.97	(1.10)		1,522,796	26	1.22		1.23		1.65

Class I
06/30/18		11.51	0.12	(1.49)	(1.37)	—	—	10.14	(11.90)		476,950	7	0.93		0.93		2.11
12/31/17	‡	9.05	0.05	2.56	2.61	(0.15)	—	11.51	28.94		535,865	13	0.94	(m)	0.94	(m)	0.50
12/31/16		7.75	0.14	1.38	1.52	(0.22)	—	9.05	19.50	(k)	488	32	1.02		1.04		1.59
12/31/15		10.03	0.17	(2.03)	(1.86)	(0.32)	(0.10)	7.75	(18.59)		418	16	1.02		1.03		1.83
12/31/14		11.03	0.24	(0.78)	(0.54)	(0.21)	(0.25)	10.03	(5.02)		541	17	1.01		1.02		2.12
12/31/13		11.52	0.21	(0.31)	(0.10)	(0.19)	(0.20)	11.03	(0.83)		602	26	1.02		1.03		1.84

JNL/Mellon Capital Consumer Staples Sector Fund
Class A
06/30/18		10.61	0.12	(0.95)	(0.83)	—	—	9.78	(7.82)		23,176	22	0.70		0.70		2.42
12/31/17	*	10.00	0.06	0.55	0.61	—	—	10.61	6.10		7,763	73	0.71		0.71		2.08

Class I
06/30/18		10.62	0.14	(0.96)	(0.82)	—	—	9.80	(7.72)		241	22	0.35		0.40		2.86
12/31/17	*	10.00	0.07	0.55	0.62	—	—	10.62	6.20		47	73	0.36		0.41		2.58

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b) (c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)(f)		Total expenses to average net assets(%)(f)		Net investment income (loss) to average net assets(%)(c)
JNL/Mellon Capital Emerging Markets Index Fund(h)
Class A
06/30/18		11.78	0.10	(0.91)	(0.81)	—	—	10.97	(6.88)	1,315,357	4	0.73		0.73		1.68
12/31/17		8.73	0.16	2.99	3.15	(0.10)	—	11.78	36.11	1,359,166	33	0.72	(m)	0.74	(m)	1.57
12/31/16		8.06	0.15	0.67	0.82	(0.15)	—	8.73	10.09	958,527	11	0.75		0.76		1.70
12/31/15		9.68	0.18	(1.66)	(1.48)	(0.14)	—	8.06	(15.29)	712,637	28	0.75		0.75		1.87
12/31/14		10.16	0.19	(0.56)	(0.37)	(0.11)	—	9.68	(3.69)	805,897	24	0.76		0.76		1.86
12/31/13		10.67	0.16	(0.60)	(0.44)	(0.07)	—	10.16	(4.16)	720,551	69	0.79		0.79		1.58

Class I
06/30/18		11.85	0.12	(0.92)	(0.80)	—	—	11.05	(6.75)	35,670	4	0.43		0.43		1.98
12/31/17	‡	8.76	0.06	3.14	3.20	(0.11)	—	11.85	36.59	39,436	33	0.44	(m)	0.44	(m)	0.54
12/31/16		8.09	0.16	0.68	0.84	(0.17)	—	8.76	10.25	57	11	0.55		0.56		1.78
12/31/15		9.72	0.20	(1.67)	(1.47)	(0.16)	—	8.09	(15.18)	30	28	0.55		0.55		2.03
12/31/14		10.20	0.20	(0.56)	(0.36)	(0.12)	—	9.72	(3.54)	84	24	0.56		0.56		1.98
12/31/13		10.69	0.17	(0.59)	(0.42)	(0.07)	—	10.20	(3.89)	151	69	0.59		0.59		1.69

JNL/Mellon Capital European 30 Fund(h)
Class A
06/30/18		13.55	0.35	(1.45)	(1.10)	—	—	12.45	(8.12)	429,922	62	0.65		0.65		5.25
12/31/17		11.26	0.41	2.26	2.67	(0.38)	—	13.55	23.74	488,095	63	0.65		0.65		3.19
12/31/16		11.85	0.37	(0.59)	(0.22)	(0.37)	—	11.26	(1.84)	350,097	81	0.65		0.65		3.26
12/31/15		12.57	0.34	(0.57)	(0.23)	(0.21)	(0.28)	11.85	(1.95)	465,106	51	0.68		0.68		2.65
12/31/14		13.16	0.42	(0.86)	(0.44)	(0.15)	—	12.57	(3.40)	259,340	61	0.71		0.71		3.09
12/31/13		10.16	0.34	2.76	3.10	(0.10)	—	13.16	30.61	139,057	55	0.75		0.75		2.90

Class I
06/30/18		13.68	0.38	(1.47)	(1.09)	—	—	12.59	(7.97)	37	62	0.35		0.35		5.64
12/31/17	‡	11.36	0.45	2.27	2.72	(0.40)	—	13.68	24.00	37	63	0.42		0.42		3.45
12/31/16		11.95	0.38	(0.57)	(0.19)	(0.40)	—	11.36	(1.60)	23	81	0.45		0.45		3.26
12/31/15		12.67	0.39	(0.61)	(0.22)	(0.22)	(0.28)	11.95	(1.82)	20	51	0.48		0.48		3.03
12/31/14		13.25	0.47	(0.90)	(0.43)	(0.15)	—	12.67	(3.26)	178	61	0.51		0.51		3.46
12/31/13		10.21	0.43	2.72	3.15	(0.11)	—	13.25	30.91	182	55	0.55		0.55		3.71

JNL/Mellon Capital Industrials Sector Fund
Class A
06/30/18		10.67	0.05	(0.47)	(0.42)	—	—	10.25	(3.94)	40,483	49	0.71		0.71		1.02
12/31/17	*	10.00	0.04	0.63	0.67	—	—	10.67	6.70	16,835	94	0.70		0.70		1.27

Class I
06/30/18		10.67	0.08	(0.47)	(0.39)	—	—	10.28	(3.66)	383	49	0.36		0.41		1.55
12/31/17	*	10.00	0.06	0.61	0.67	—	—	10.67	6.70	61	94	0.38		0.43		2.14

JNL/Mellon Capital Materials Sector Fund
Class A
06/30/18		10.68	0.06	(0.45)	(0.39)	—	—	10.29	(3.65)	49,711	91	0.70		0.70		1.12
12/31/17	*	10.00	0.03	0.65	0.68	—	—	10.68	6.80	42,921	42	0.70		0.70		1.18

Class I
06/30/18		10.68	0.10	(0.47)	(0.37)	—	—	10.31	(3.46)	335	91	0.35		0.40		1.87
12/31/17	*	10.00	0.03	0.65	0.68	—	—	10.68	6.80	1	42	0.70		0.70		1.06

JNL/Mellon Capital Pacific Rim 30 Fund(h)
Class A
06/30/18		16.73	0.23	(1.50)	(1.27)	—	—	15.46	(7.59)	279,639	82	0.66		0.66		2.79
12/31/17		14.00	0.44	2.80	3.24	(0.51)	—	16.73	23.24	317,697	97	0.66		0.66		2.81
12/31/16		13.59	0.36	0.91	1.27	(0.28)	(0.58)	14.00	9.60	225,001	96	0.66		0.66		2.67
12/31/15		13.67	0.28	0.40	0.68	(0.29)	(0.47)	13.59	4.97	236,909	145	0.70		0.70		1.94
12/31/14		13.90	0.41	0.05	0.46	(0.35)	(0.34)	13.67	3.21	172,925	99	0.72		0.72		2.79
12/31/13		12.78	0.38	1.23	1.61	(0.49)	—	13.90	12.66	153,713	100	0.73		0.73		2.71

Class I
06/30/18		16.90	0.26	(1.52)	(1.26)	—	—	15.64	(7.46)	80	82	0.36		0.36		3.19
12/31/17	‡	14.13	0.49	2.81	3.30	(0.53)	—	16.90	23.49	111	97	0.43		0.43		3.09
12/31/16		13.71	0.40	0.91	1.31	(0.31)	(0.58)	14.13	9.82	77	96	0.46		0.46		2.89
12/31/15		13.78	0.33	0.38	0.71	(0.31)	(0.47)	13.71	5.16	69	145	0.50		0.50		2.27
12/31/14		14.00	0.44	0.05	0.49	(0.37)	(0.34)	13.78	3.42	250	99	0.52		0.52		2.97
12/31/13		12.85	0.42	1.24	1.66	(0.51)	—	14.00	12.87	235	100	0.53		0.53		2.98

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from					Supplemental data				Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b) (c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)		Net assets, end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)(f)		Total expenses to average net assets(%)(f)		Net investment income (loss) to average net assets(%)(c)
JNL/Mellon Capital Real Estate Sector Fund
Class A
06/30/18		10.23	0.18	(0.08)	0.10	—	—	10.33	0.98		16,793	19	0.67		0.67		3.78
12/31/17	*	10.00	0.16	0.07	0.23	—	—	10.23	2.30		6,475	9	0.68		0.68		5.75

Class I
06/30/18		10.24	0.18	(0.06)	0.12	—	—	10.36	1.17		137,673	19	0.32		0.37		3.74
12/31/17	*	10.00	0.14	0.10	0.24	—	—	10.24	2.40		160,823	9	0.33		0.38		5.17

JNL/Mellon Capital S&P 500 Index Fund(h)
Class A
06/30/18		21.94	0.16	0.36	0.52	—	—	22.46	2.37		7,382,081	1	0.53		0.53		1.41
12/31/17		18.65	0.30	3.61	3.91	(0.28)	(0.34)	21.94	21.16		7,273,736	11	0.53	(n)	0.54	(n)	1.49
12/31/16		16.79	0.29	1.62	1.91	(0.02)	(0.03)	18.65	11.37		6,405,019	5	0.54		0.55		1.67
12/31/15		17.11	0.27	(0.12)	0.15	(0.24)	(0.23)	16.79	0.87		5,384,191	5	0.55		0.56		1.57
12/31/14		15.32	0.24	1.77	2.01	(0.20)	(0.02)	17.11	13.07		4,131,640	2	0.55		0.56		1.47
12/31/13		11.82	0.21	3.53	3.74	(0.17)	(0.07)	15.32	31.64		3,067,267	2	0.56		0.57		1.51

Class I
06/30/18		22.45	0.19	0.37	0.56	—	—	23.01	2.49		569,130	1	0.23		0.23		1.71
12/31/17	‡	19.05	0.37	3.68	4.05	(0.31)	(0.34)	22.45	21.49		597,675	11	0.24	(m)	0.24	(m)	1.68
12/31/16		17.12	0.33	1.65	1.98	(0.02)	(0.03)	19.05	11.56		5,184	5	0.34		0.35		1.86
12/31/15		17.47	0.30	(0.15)	0.15	(0.27)	(0.23)	17.12	0.86		4,671	5	0.36		0.37		1.72
12/31/14		15.63	0.27	1.81	2.08	(0.22)	(0.02)	17.47	13.30		39,667	2	0.35		0.36		1.67
12/31/13		12.05	0.24	3.60	3.84	(0.19)	(0.07)	15.63	31.89		27,825	2	0.36		0.37		1.71

JNL S&P 500 Index Fund
Class I
06/30/18		10.74	0.10	0.17	0.27	—	—	11.01	2.51		16,675	86	0.19		0.32		1.79
12/31/17	*	10.00	0.05	0.69	0.74	—	—	10.74	7.40		6,100	7	0.20		0.33		1.75

JNL/Mellon Capital S&P 400 MidCap Index Fund(h)
Class A
06/30/18		21.66	0.12	0.57	0.69	—	—	22.35	3.19		2,881,140	9	0.56		0.56		1.10
12/31/17		20.30	0.20	2.84	3.04	(0.21)	(1.47)	21.66	15.67		2,863,729	20	0.56		0.56		0.93
12/31/16		17.01	0.22	3.19	3.41	(0.03)	(0.09)	20.30	20.12		2,625,491	33	0.57		0.57		1.23
12/31/15		19.00	0.21	(0.72)	(0.51)	(0.17)	(1.31)	17.01	(2.69)		2,122,780	23	0.57		0.57		1.08
12/31/14		18.56	0.18	1.55	1.73	(0.18)	(1.11)	19.00	9.23		1,878,431	16	0.57		0.57		0.91
12/31/13		14.46	0.16	4.60	4.76	(0.13)	(0.53)	18.56	32.99	(k)	1,638,827	11	0.58		0.58		0.93

Class I
06/30/18		22.06	0.15	0.59	0.74	—	—	22.80	3.35		275,885	9	0.26		0.26		1.39
12/31/17	‡	20.64	0.32	2.81	3.13	(0.24)	(1.47)	22.06	15.88		286,558	20	0.27		0.27		1.50
12/31/16		17.27	0.26	3.24	3.50	(0.04)	(0.09)	20.64	20.34		1,722	33	0.37		0.37		1.43
12/31/15		19.32	0.23	(0.77)	(0.54)	(0.20)	(1.31)	17.27	(2.77)		1,410	23	0.38		0.38		1.16
12/31/14		18.84	0.22	1.58	1.80	(0.21)	(1.11)	19.32	9.50		16,813	16	0.37		0.37		1.12
12/31/13		14.67	0.19	4.67	4.86	(0.16)	(0.53)	18.84	33.19	(k)	13,326	11	0.38		0.38		1.12

JNL/Mellon Capital S&P 1500 Growth Index Fund
Class A
06/30/18		10.74	0.04	0.68	0.72	—	—	11.46	6.70		38,309	64	0.68		0.68		0.71
12/31/17	*	10.00	0.03	0.71	0.74	—	—	10.74	7.40		17,074	61	0.68		0.68		0.95

Class I
06/30/18		10.74	0.06	0.69	0.75	—	—	11.49	6.98		426	64	0.33		0.38		1.11
12/31/17	*	10.00	0.04	0.70	0.74	—	—	10.74	7.40		10	61	0.35		0.39		1.30

JNL/Mellon Capital S&P 1500 Value Index Fund
Class A
06/30/18		10.70	0.10	(0.31)	(0.21)	—	—	10.49	(1.96)		14,973	45	0.68		0.68		1.83
12/31/17	*	10.00	0.05	0.65	0.70	—	—	10.70	7.00		8,936	58	0.68		0.68		1.82

Class I
06/30/18		10.69	0.12	(0.31)	(0.19)	—	—	10.50	(1.78)		440	45	0.33		0.38		2.25
12/31/17	*	10.00	0.05	0.64	0.69	—	—	10.69	6.90		12	58	0.38		0.42		1.92

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from						Supplemental data				Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b) (c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)		Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)		Net assets, end of period (in thousands)($)	Portfolio turnover (%)(e)		Net expenses to average net assets(%)(f)	Total expenses to average net assets(%)(f)	Net investment income (loss) to average net assets(%)(c)
JNL/Mellon Capital Small Cap Index Fund(h)
Class A
06/30/18		19.71	0.09	1.71	1.80	—		—	21.51	9.13		2,214,540	11		0.57	0.57	0.93
12/31/17		18.40	0.17	2.11	2.28	(0.16)		(0.81)	19.71	12.83		2,097,611	22		0.56	0.56	0.91
12/31/16		14.70	0.16	3.63	3.79	(0.08)		(0.01)	18.40	25.87		2,319,235	22		0.57	0.57	1.01
12/31/15		17.46	0.19	(0.98)	(0.79)	(0.11)		(1.86)	14.70	(4.56)		1,733,948	81		0.56	0.56	1.06
12/31/14		16.85	0.17	0.61	0.78	(0.17)		—	17.46	4.65		1,895,881	18		0.55	0.55	1.03
12/31/13		12.82	0.16	4.76	4.92	(0.15)	(p)	(0.74)	16.85	38.44	(k)	1,829,922	18		0.56	0.56	1.04

Class I
06/30/18		20.06	0.13	1.74	1.87	—		—	21.93	9.32		250,552	11		0.27	0.27	1.22
12/31/17	‡	18.70	0.29	2.07	2.36	(0.19)		(0.81)	20.06	13.08		257,901	22		0.27	0.27	1.49
12/31/16		14.92	0.19	3.69	3.88	(0.09)		(0.01)	18.70	26.13		1,690	22		0.37	0.37	1.21
12/31/15		17.68	0.23	(1.00)	(0.77)	(0.13)		(1.86)	14.92	(4.39)		1,283	81		0.36	0.36	1.26
12/31/14		17.06	0.21	0.62	0.83	(0.21)		—	17.68	4.85		21,920	18		0.35	0.35	1.24
12/31/13		12.97	0.19	4.81	5.00	(0.17)	(p)	(0.74)	17.06	38.64	(k)	19,630	18		0.36	0.36	1.23

JNL/Mellon Capital International Index Fund(h)
Class A
06/30/18		15.59	0.27	(0.73)	(0.46)	—		—	15.13	(2.95)		1,572,873	1		0.63	0.63	3.46
12/31/17		12.82	0.34	2.85	3.19	(0.42)		—	15.59	25.03		1,703,844	10		0.63	0.63	2.39
12/31/16		12.75	0.34	(0.24)	0.10	(0.03)		—	12.82	0.80		2,257,948	7		0.63	0.63	2.69
12/31/15		13.19	0.34	(0.49)	(0.15)	(0.29)		—	12.75	(1.09)		2,322,277	6		0.62	0.62	2.46
12/31/14		14.51	0.46	(1.34)	(0.88)	(0.44)		—	13.19	(6.08)		2,190,126	6		0.62	0.62	3.15
12/31/13		12.22	0.33	2.28	2.61	(0.32)		—	14.51	21.43		2,303,582	1		0.63	0.63	2.48

Class I
06/30/18		16.21	0.30	(0.76)	(0.46)	—		—	15.75	(2.84)		339,759	1		0.33	0.33	3.67
12/31/17	‡	13.30	0.27	3.10	3.37	(0.46)		—	16.21	25.45		397,977	10		0.34	0.34	1.68
12/31/16		13.21	0.37	(0.25)	0.12	(0.03)		—	13.30	0.94		1,515	7		0.43	0.43	2.89
12/31/15		13.67	0.43	(0.57)	(0.14)	(0.32)		—	13.21	(1.00)		1,545	6		0.42	0.42	3.02
12/31/14		15.01	0.49	(1.36)	(0.87)	(0.47)		—	13.67	(5.82)		35,282	6		0.42	0.42	3.29
12/31/13		12.63	0.37	2.36	2.73	(0.35)		—	15.01	21.64		32,612	1		0.43	0.43	2.69

JNL/Mellon Capital MSCI KLD 400 Social Index Fund(h)
Class A
06/30/18		11.06	0.06	0.30	0.36	—		—	11.42	3.25		25,909	9		0.76	0.76	1.07
12/31/17	*	10.00	0.09	1.21	1.30	(0.05)		(0.19)	11.06	12.99		15,812	65		0.76	0.76	1.19

Class I
06/30/18		11.05	0.09	0.28	0.37	—		—	11.42	3.35		40	9		0.41	0.46	1.57
12/31/17	*‡‡	10.60	0.03	0.67	0.70	(0.06)		(0.19)	11.05	6.60		1	65		0.71	0.71	1.16

JNL/Mellon Capital Bond Index Fund(h)
Class A
06/30/18		11.75	0.12	(0.35)	(0.23)	—		—	11.52	(1.96)		860,916	22	(q)	0.57	0.57	2.11
12/31/17		11.63	0.22	0.13	0.35	(0.23)		—	11.75	3.02		892,847	46	(q)	0.57	0.57	1.88
12/31/16		11.50	0.21	0.01	0.22	(0.09)		—	11.63	1.92		1,136,243	77	(q)	0.57	0.57	1.78
12/31/15		11.78	0.22	(0.24)	(0.02)	(0.23)		(0.03)	11.50	(0.12)		1,050,126	80	(q)	0.58	0.58	1.85
12/31/14		11.62	0.24	0.41	0.65	(0.37)		(0.12)	11.78	5.61		892,848	78	(q)	0.57	0.57	1.97
12/31/13		12.22	0.20	(0.53)	(0.33)	(0.26)		(0.01)	11.62	(2.73)		1,543,416	69	(q)	0.56	0.56	1.66

Class I
06/30/18		12.17	0.14	(0.36)	(0.22)	—		—	11.95	(1.81)		301,963	22	(q)	0.27	0.27	2.41
12/31/17	‡	12.03	0.27	0.12	0.39	(0.25)		—	12.17	3.28		307,567	46	(q)	0.28	0.28	2.24
12/31/16		11.88	0.24	0.01	0.25	(0.10)		—	12.03	2.10		1,407	77	(q)	0.37	0.37	1.98
12/31/15		12.15	0.25	(0.24)	0.01	(0.25)		(0.03)	11.88	0.15		1,369	80	(q)	0.38	0.38	2.06
12/31/14		11.99	0.27	0.42	0.69	(0.41)		(0.12)	12.15	5.75		5,477	78	(q)	0.37	0.37	2.18
12/31/13		12.61	0.23	(0.56)	(0.33)	(0.28)		(0.01)	11.99	(2.60)		4,558	69	(q)	0.36	0.36	1.87

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from							Supplemental data					Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b) (c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)		Net realized gains on investment transactions($)		Net asset value, end of period($)	Total return(%)(d)		Net assets, end of period (in thousands)($)	Portfolio turnover (%)(e)		Net expenses to average net assets(%)(f)		Total expenses to average net assets(%)(f)		Net investment income (loss) to average net assets(%)(c)
JNL/Mellon Capital Utilities Sector Fund(h)
Class A
06/30/18		13.18	0.18	(0.08)	0.10	—		—		13.28	0.76		68,414	3		0.70		0.70		2.80
12/31/17		12.41	0.35	1.10	1.45	(0.33)		(0.35)		13.18	11.62		81,487	11		0.69		0.69		2.63
12/31/16		10.99	0.34	1.50	1.84	(0.23)		(0.19)		12.41	16.81		76,323	25		0.69		0.69		2.75
12/31/15		11.85	0.33	(0.98)	(0.65)	(0.15)		(0.06)		10.99	(5.41)		43,462	34		0.70		0.70		2.92
12/31/14		9.39	0.31	2.15	2.46	(0.00)	(n)	—		11.85	26.20		46,617	14		0.71		0.71		2.87
12/31/13	*	10.00	0.22	(0.62)	(0.40)	(0.21)		(0.00)	(n)	9.39	(3.98)		3,246	77		0.73		0.73		3.41

Class I
06/30/18		13.20	0.21	(0.09)	0.12	—		—		13.32	0.91		242	3		0.35		0.40		3.29
12/31/17	‡‡	13.18	0.14	(0.12)	0.02	—		—		13.20	0.15		22	11		0.35		0.40		3.69

JNL/MFS Mid Cap Value Fund(h)
Class A
06/30/18		12.13	0.07	(0.04)	0.03	—		—		12.16	0.25		823,367	15		0.96		0.96		1.12
12/31/17		10.87	0.09	1.32	1.41	(0.15)		—		12.13	13.02		857,083	129		0.97	(m)	0.99	(m)	0.76
12/31/16		9.57	0.08	1.22	1.30	—		—		10.87	13.58		910,162	135		1.00		1.01		0.82
12/31/15		11.65	0.07	(1.12)	(1.05)	(0.07)		(0.96)		9.57	(8.96)		1,107,234	96		0.99		1.01		0.62
12/31/14		12.05	0.08	1.52	1.60	(0.10)		(1.90)		11.65	13.13		1,259,794	102		0.99		1.01		0.65
12/31/13		11.06	0.07	3.52	3.59	(0.05)		(2.55)		12.05	32.73		1,141,673	121		1.00		1.01		0.57

Class I
06/30/18		12.20	0.09	(0.04)	0.05	—		—		12.25	0.41		109,096	15		0.66		0.66		1.45
12/31/17	‡	10.93	0.13	1.32	1.45	(0.18)		—		12.20	13.33		97,911	129		0.70	(m)	0.71	(m)	1.14
12/31/16		9.61	0.10	1.22	1.32	—		—		10.93	13.74		11,032	135		0.80		0.81		1.02
12/31/15		11.69	0.09	(1.12)	(1.03)	(0.09)		(0.96)		9.61	(8.71)		10,624	96		0.79		0.81		0.79
12/31/14		12.09	0.11	1.52	1.63	(0.13)		(1.90)		11.69	13.33		24,471	102		0.79		0.81		0.86
12/31/13		11.09	0.10	3.52	3.62	(0.07)		(2.55)		12.09	32.90		19,136	121		0.80		0.81		0.80

JNL Multi-Manager Alternative Fund(h)
Class A
06/30/18		10.19	0.04	(0.15)	(0.11)	—		—		10.08	(1.08)		16,033	110		1.93	(i)	1.93	(i)	0.69
12/31/17		9.63	0.01	0.60	0.61	(0.05)		—		10.19	6.39		13,079	240	(r)	2.05	(i)(m)	2.21	(i)(m)	0.14
12/31/16		9.57	0.01	0.14	0.15	(0.03)		(0.06)		9.63	1.60		802,534	278		2.07	(i)	2.49	(i)	0.12
12/31/15	*	10.00	0.00	(0.43)	(0.43)	—		—		9.57	(4.30)		707,434	178		2.10	(i)	2.51	(i)	0.07

Class I
06/30/18		10.20	0.05	(0.14)	(0.09)	—		—		10.11	(0.88)		1,041,465	110		1.63	(i)	1.63	(i)	0.99
12/31/17	‡‡	10.09	0.02	0.09	0.11	—		—		10.20	1.09		1,026,572	240	(r)	1.64	(i)(m)	1.64	(i)(m)	0.59

JNL Multi-Manager Mid Cap Fund(h)
Class A
06/30/18		12.34	0.02	0.39	0.41	—		—		12.75	3.32		81,857	21		1.09		1.09		0.25
12/31/17		10.67	0.03	1.68	1.71	(0.01)		(0.03)		12.34	16.04		60,188	38		1.08		1.08		0.27
12/31/16	*	10.00	0.01	0.66	0.67	—		—		10.67	6.70		807,473	13		1.09		1.09		0.23

Class I
06/30/18		12.36	0.03	0.40	0.43	—		—		12.79	3.48		862,936	21		0.79		0.79		0.52
12/31/17	‡‡	11.62	0.02	0.72	0.74	—		—		12.36	6.37		905,025	38		0.82		0.82		0.47

JNL Multi-Manager Small Cap Growth Fund(h)
Class A
06/30/18		25.88	(0.05)	3.89	3.84	—		—		29.72	14.84		1,587,689	54		0.98		0.98		(0.37)
12/31/17		20.34	(0.09)	5.63	5.54	—		—		25.88	27.24		1,276,476	99		0.97		0.97		(0.38)
12/31/16		22.26	(0.04)	1.15	1.11	—		(3.03)		20.34	5.75		1,293,050	119		0.98		0.98		(0.18)
12/31/15		27.27	(0.13)	(1.06)	(1.19)	—		(3.82)		22.26	(4.68)		1,260,834	137		0.98		0.98		(0.49)
12/31/14		29.09	(0.08)	0.85	0.77	—		(2.59)		27.27	2.80		1,361,883	46		0.97		0.97		(0.27)
12/31/13		22.77	(0.07)	6.99	6.92	(0.02)		(0.58)		29.09	30.47	(k)	1,637,979	71		0.97		0.97		(0.28)

Class I
06/30/18		27.07	(0.01)	4.07	4.06	—		—		31.13	15.00		449,938	54		0.68		0.68		(0.07)
12/31/17	‡	21.23	(0.04)	5.88	5.84	—		—		27.07	27.51		430,734	99		0.70		0.70		(0.15)
12/31/16		23.06	0.00	1.20	1.20	—		(3.03)		21.23	5.95		867	119		0.78		0.78		0.02
12/31/15		28.05	(0.08)	(1.09)	(1.17)	—		(3.82)		23.06	(4.47)		894	137		0.78		0.78		(0.28)
12/31/14		29.78	(0.02)	0.88	0.86	—		(2.59)		28.05	3.04		1,188	46		0.77		0.77		(0.07)
12/31/13		23.29	(0.02)	7.15	7.13	(0.06)		(0.58)		29.78	30.69	(k)	1,159	71		0.77		0.77		(0.08)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from					Supplemental data					Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b) (c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)		Net asset value, end of period($)	Total return(%)(d)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(e)		Net expenses to average net assets(%)(f)		Total expenses to average net assets(%)(f)		Net investment income (loss) to average net assets(%)(c)
JNL Multi-Manager Small Cap Value Fund(h)
Class A
06/30/18		15.33	0.04	0.30	0.34	—	—		15.67	2.22	693,096	35		1.08		1.08		0.58
12/31/17		14.56	0.06	1.50	1.56	(0.09)	(0.70)		15.33	11.06	695,070	79		1.07		1.07		0.38
12/31/16		12.86	0.09	2.80	2.89	(0.09)	(1.10)		14.56	23.78	1,231,425	84		1.08		1.08		0.65
12/31/15		15.19	0.09	(1.49)	(1.40)	(0.05)	(0.88)		12.86	(9.44)	1,020,575	138		1.08		1.08		0.61
12/31/14		16.61	0.06	(0.04)	0.02	(0.06)	(1.38)		15.19	0.15	1,147,989	20		1.08		1.08		0.34
12/31/13		12.53	0.06	4.24	4.30	(0.12)	(0.10)		16.61	34.38	1,031,865	25		1.08		1.08		0.39

Class I
06/30/18		15.35	0.07	0.30	0.37	—	—		15.72	2.41	534,339	35		0.78		0.78		0.88
12/31/17	‡	14.58	0.16	1.43	1.59	(0.12)	(0.70)		15.35	11.26	535,602	79		0.81		0.81		1.04
12/31/16		12.86	0.11	2.81	2.92	(0.10)	(1.10)		14.58	24.02	521	84		0.88		0.88		0.84
12/31/15		15.19	0.12	(1.49)	(1.37)	(0.08)	(0.88)		12.86	(9.26)	417	138		0.88		0.88		0.82
12/31/14		16.60	0.09	(0.03)	0.06	(0.09)	(1.38)		15.19	0.36	511	20		0.88		0.88		0.52
12/31/13		12.51	0.09	4.24	4.33	(0.14)	(0.10)		16.60	34.67	556	25		0.88		0.88		0.60

JNL/Neuberger Berman Strategic Income Fund(h)
Class A
06/30/18		11.08	0.16	(0.35)	(0.19)	—	—		10.89	(1.71)	674,792	56	(s)	0.94		0.94		3.01
12/31/17		10.68	0.30	0.42	0.72	(0.32)	—		11.08	6.77	680,039	107	(s)	0.94		0.94		2.71
12/31/16		10.45	0.31	0.30	0.61	(0.34)	(0.04)		10.68	5.81	590,043	103	(s)	0.94		0.94		2.90
12/31/15		10.89	0.32	(0.44)	(0.12)	(0.15)	(0.17)		10.45	(1.14)	761,507	80	(s)	0.94		0.94		2.92
12/31/14		10.50	0.29	0.22	0.51	(0.08)	(0.04)		10.89	4.90	667,837	107	(s)	0.95		0.95		2.68
12/31/13		10.54	0.24	(0.25)	(0.01)	(0.02)	(0.01)		10.50	(0.10)	467,334	106	(s)	0.95		0.95		2.24

Class I
06/30/18		11.15	0.18	(0.35)	(0.17)	—	—		10.98	(1.52)	24,608	56	(s)	0.64		0.64		3.31
12/31/17	‡	10.74	0.35	0.40	0.75	(0.34)	—		11.15	7.03	25,034	107	(s)	0.66		0.66		3.16
12/31/16		10.52	0.34	0.29	0.63	(0.37)	(0.04)		10.74	5.93	19	103	(s)	0.74		0.74		3.14
12/31/15		10.94	0.34	(0.42)	(0.08)	(0.17)	(0.17)		10.52	(0.81)	36	80	(s)	0.74		0.74		3.09
12/31/14		10.53	0.31	0.23	0.54	(0.09)	(0.04)		10.94	5.14	145	107	(s)	0.75		0.75		2.88
12/31/13		10.55	0.26	(0.25)	0.01	(0.02)	(0.01)		10.53	0.10	121	106	(s)	0.75		0.75		2.43

JNL/Oppenheimer Emerging Markets Innovator Fund(h)
Class A
06/30/18		11.93	0.01	(0.58)	(0.57)	—	—		11.36	(4.78)	50,656	19		1.46		1.46		0.08
12/31/17		8.45	0.03	3.46	3.49	(0.01)	—		11.93	41.28	38,336	41		1.44		1.44		0.26
12/31/16		8.49	0.02	(0.06)	(0.04)	—	—		8.45	(0.47)	292,781	23		1.47		1.47		0.25
12/31/15	*	10.00	0.01	(1.52)	(1.51)	—	—		8.49	(15.10)	129,094	39		1.46		1.46		0.08

Class I
06/30/18		11.95	0.02	(0.58)	(0.56)	—	—		11.39	(4.69)	511,029	19		1.16		1.16		0.32
12/31/17	‡‡	11.23	(0.01)	0.73	0.72	—	—		11.95	6.41	458,578	41		1.19		1.19		(0.19)

JNL/Oppenheimer Global Growth Fund(h)
Class A
06/30/18		18.57	0.13	0.22	0.35	—	—		18.92	1.88	1,974,421	8		0.96		0.96		1.36
12/31/17		13.74	0.08	4.88	4.96	(0.13)	—		18.57	36.15	1,964,715	14		0.95	(m)	0.96	(m)	0.52
12/31/16		14.23	0.12	(0.11)	0.01	(0.08)	(0.42)		13.74	0.10	1,809,162	19		0.96		0.97		0.86
12/31/15		14.19	0.11	0.43	0.54	(0.12)	(0.38)		14.23	3.80	1,532,163	17		0.97		0.97		0.75
12/31/14		14.26	0.16	0.12	0.28	(0.08)	(0.27)		14.19	1.91	1,233,220	20		0.99		0.99		1.11
12/31/13		11.40	0.11	2.87	2.98	(0.12)	(0.00)	(n)	14.26	26.24	987,372	15		0.99		0.99		0.88

Class I
06/30/18		18.89	0.17	0.21	0.38	—	—		19.27	2.01	722,543	8		0.66		0.66		1.72
12/31/17	‡	13.97	0.07	5.00	5.07	(0.15)	—		18.89	36.39	651,989	14		0.68	(m)	0.68	(m)	0.36
12/31/16		14.44	0.14	(0.09)	0.05	(0.10)	(0.42)		13.97	0.40	1,456	19		0.76		0.77		1.04
12/31/15		14.39	0.15	0.43	0.58	(0.15)	(0.38)		14.44	3.97	1,018	17		0.77		0.77		0.97
12/31/14		14.45	0.19	0.12	0.31	(0.10)	(0.27)		14.39	2.08	1,019	20		0.79		0.79		1.30
12/31/13		11.54	0.14	2.91	3.05	(0.14)	(0.00)	(n)	14.45	26.52	1,030	15		0.79		0.79		1.12

JNL/PIMCO Income Fund
Class A
06/30/18		10.07	0.13	(0.25)	(0.12)	—	—		9.95	(1.19)	300,973	127		0.99	(i)	0.99	(i)	2.55
12/31/17	*	10.00	0.06	0.01	0.07	—	—		10.07	0.70	132,772	60		0.98	(i)	0.98	(i)	2.15

Class I
06/30/18		10.08	0.14	(0.24)	(0.10)	—	—		9.98	(0.99)	644,357	127		0.69	(i)	0.69	(i)	2.84
12/31/17	*	10.00	0.06	0.02	0.08	—	—		10.08	0.80	504,472	60		0.68	(i)	0.68	(i)	2.39

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

				Increase (decrease) from investment operations						Distributions from							Supplemental data				Ratios(a)
Period ended		Net asset value, beginning of period($)		Net investment income (loss)($)(b) (c)		Net realized & unrealized gains (losses)($)		Total from investment operations($)		Net investment income($)		Net realized gains on investment transactions($)		Net asset value, end of period($)		Total return(%)(d)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)(f)		Total expenses to average net assets(%)(f)		Net investment income (loss) to average net assets(%)(c)
JNL/PIMCO Real Return Fund(h)
Class A
06/30/18		9.95		0.11		(0.14)		(0.03)		—		—		9.92		(0.30)	1,139,086	121	1.50	(i)	1.50	(i)	2.25
12/31/17		9.65		0.17		0.13		0.30		—		—		9.95		3.11	1,195,715	162	1.16	(i)(m)	1.17	(i)(m)	1.71
12/31/16		9.74		0.17		0.35		0.52		(0.61)	(t)	—		9.65		5.17	1,750,231	118	1.05	(i)	1.05	(i)	1.70
12/31/15		10.46		0.05		(0.37)		(0.32)		(0.40)		—		9.74		(3.10)	1,571,160	29	0.94	(i)	0.94	(i)	0.47
12/31/14		10.20		0.15		0.19		0.34		(0.08)		—		10.46		3.29	1,950,838	34	0.86	(i)	0.86	(i)	1.37
12/31/13		12.89		0.07		(1.24)		(1.17)		(0.17)		(1.35)		10.20		(9.13)	1,820,680	86	0.86	(i)	0.86	(i)	0.61

Class I
06/30/18		10.06		0.12		(0.14)		(0.02)		—		—		10.04		(0.20)	801,202	121	1.20	(i)	1.20	(i)	2.53
12/31/17	‡	9.75		0.25		0.06		0.31		—		—		10.06		3.18	863,416	162	0.90	(i)(m)	0.90	(i)(m)	2.46
12/31/16		9.82		0.20		0.36		0.56		(0.63)	(t)	—		9.75		5.56	744	118	0.85	(i)	0.85	(i)	1.92
12/31/15		10.56		0.08		(0.40)		(0.32)		(0.42)		—		9.82		(3.03)	693	29	0.74	(i)	0.74	(i)	0.80
12/31/14		10.30		0.17		0.19		0.36		(0.10)		—		10.56		3.52	757	34	0.66	(i)	0.66	(i)	1.61
12/31/13		13.01		0.10		(1.25)		(1.15)		(0.21)		(1.35)		10.30		(8.88)	768	86	0.66	(i)	0.66	(i)	0.84

JNL/PPM America Floating Rate Income Fund(h)
Class A
06/30/18		10.54		0.20		(0.08)		0.12		—		—		10.66		1.14	1,562,961	46	0.93		0.93		3.74
12/31/17		10.58		0.37		(0.06)		0.31		(0.35)		—		10.54		2.92	1,457,373	63	0.96	(m)	0.96	(m)	3.48
12/31/16		10.11		0.39		0.55		0.94		(0.47)		—		10.58		9.42	1,410,038	50	0.99		0.99		3.73
12/31/15		10.65		0.39		(0.52)		(0.13)		(0.41)		—		10.11		(1.28)	1,512,553	37	0.98		0.98		3.60
12/31/14		10.91		0.38		(0.36)		0.02		(0.26)		(0.02)		10.65		0.12	1,611,668	97	0.98		0.98		3.44
12/31/13		10.60		0.40		0.07		0.47		(0.16)		—		10.91		4.41	1,543,108	62	0.98		0.98		3.71

Class I
06/30/18		10.55		0.21		(0.08)		0.13		—		—		10.68		1.23	33,482	46	0.63		0.63		4.04
12/31/17	‡‡	10.45		0.11		(0.01)		0.10		—		—		10.55		0.96	33,712	63	0.63	(m)	0.63	(m)	3.78

JNL/PPM America High Yield Bond Fund(h)
Class A
06/30/18		13.64		0.40		(0.53)		(0.13)		—		—		13.51		(0.95)	1,631,120	35	0.74		0.74		5.94
12/31/17		13.46		0.72		0.28		1.00		(0.82)		—		13.64		7.49	1,763,229	73	0.74		0.74		5.24
12/31/16		11.51	(l)	0.73	(l)	1.24	(l)	1.97	(l)	(0.02)		—		13.46		17.23	2,361,300	96	0.74		0.74		5.90
12/31/15		13.31	(l)	0.80	(l)	(1.74)	(l)	(0.94)	(l)	(0.83)	(l)	(0.03)	(l)	11.51	(l)	(7.05)	2,360,906	76	0.74		0.74		5.98
12/31/14		14.37	(l)	0.83	(l)	(0.81)	(l)	0.02	(l)	(0.86)	(l)	(0.22)	(l)	13.31	(l)	0.13	2,729,886	64	0.74		0.74		5.58
12/31/13		14.42	(l)	0.92	(l)	0.27	(l)	1.19	(l)	(0.91)	(l)	(0.33)	(l)	14.37	(l)	8.20	2,573,016	94	0.74		0.74		6.17

Class I
06/30/18		15.84		0.49		(0.62)		(0.13)		—		—		15.71		(0.82)	560,606	35	0.44		0.44		6.22
12/31/17	‡	15.49		0.92		0.27		1.19		(0.84)		—		15.84		7.79	574,946	73	0.46		0.46		5.84
12/31/16		13.22	(l)	0.87	(l)	1.42	(l)	2.29	(l)	(0.02)		—		15.49		17.34	12,207	96	0.54		0.54		6.08
12/31/15		15.15	(l)	0.94	(l)	(1.98)	(l)	(1.04)	(l)	(0.86)	(l)	(0.03)	(l)	13.22	(l)	(6.92)	10,275	76	0.54		0.54		6.18
12/31/14		16.21	(l)	0.97	(l)	(0.92)	(l)	0.05	(l)	(0.89)	(l)	(0.22)	(l)	15.15	(l)	0.44	11,965	64	0.54		0.54		5.78
12/31/13		16.11	(l)	1.07	(l)	0.30	(l)	1.37	(l)	(0.94)	(l)	(0.33)	(l)	16.21	(l)	8.52	12,319	94	0.54		0.54		6.39

JNL/PPM America Mid Cap Value Fund(h)
Class A
06/30/18		15.76		0.08		(0.48)		(0.40)		—		—		15.36		(2.54)	610,628	12	0.97		0.97		0.99
12/31/17		14.63		0.12		1.64		1.76		(0.10)		(0.53)		15.76		12.37	649,167	35	0.96	(m)	1.02	(m)	0.81
12/31/16		12.40		0.12		3.14		3.26		(0.08)		(0.96)		14.63		27.41	744,881	37	0.98		1.05		0.88
12/31/15		15.54		0.13		(1.28)		(1.15)		(0.11)		(1.88)		12.40		(8.06)	343,812	46	1.00		1.06		0.84
12/31/14		14.93		0.11		1.44		1.55		(0.08)		(0.86)		15.54		10.45	391,525	47	1.04		1.06		0.72
12/31/13		10.64		0.09		4.28		4.37		(0.08)		—		14.93		41.08	318,545	43	1.06		1.06		0.73

Class I
06/30/18		15.88		0.10		(0.48)		(0.38)		—		—		15.50		(2.39)	48,978	12	0.67		0.67		1.29
12/31/17	‡	14.72		0.21		1.60		1.81		(0.12)		(0.53)		15.88		12.66	49,476	35	0.68	(m)	0.69	(m)	1.37
12/31/16		12.46		0.15		3.16		3.31		(0.09)		(0.96)		14.72		27.69	128	37	0.78		0.85		1.10
12/31/15		15.61		0.16		(1.29)		(1.13)		(0.14)		(1.88)		12.46		(7.92)	66	46	0.80		0.86		1.02
12/31/14		14.98		0.14		1.45		1.59		(0.10)		(0.86)		15.61		10.69	268	47	0.84		0.86		0.90
12/31/13		10.67		0.12		4.28		4.40		(0.09)		—		14.98		41.31	261	43	0.86		0.86		0.91

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from						Supplemental data					Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b) (c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)		Net asset value, end of period($)	Total return(%)(d)		Net assets, end of period (in thousands)($)	Portfolio turnover (%)(e)		Net expenses to average net assets(%)(f)		Total expenses to average net assets(%)(f)		Net investment income (loss) to average net assets(%)(c)
JNL/PPM America Small Cap Value Fund(h)
Class A
06/30/18		15.18	0.05	(0.13)	(0.08)	—	—		15.10	(0.53)		897,449	18		0.95		0.95		0.60
12/31/17		13.10	0.09	2.14	2.23	(0.05)	(0.10)		15.18	17.17		885,900	56		0.95	(m)	1.01	(m)	0.62
12/31/16		10.12	0.06	3.02	3.08	(0.01)	(0.09)		13.10	30.55		778,686	44		0.98		1.05		0.56
12/31/15		11.26	0.07	(0.46)	(0.39)	(0.06)	(0.69)		10.12	(3.49)		381,841	54		1.00		1.05		0.57
12/31/14		12.51	0.05	0.68	0.73	(0.03)	(1.95)		11.26	5.85		211,532	69		1.05		1.06		0.39
12/31/13		9.74	0.06	3.56	3.62	(0.04)	(0.81)		12.51	37.35		198,874	48		1.06		1.06		0.51

Class I
06/30/18		15.59	0.07	(0.12)	(0.05)	—	—		15.54	(0.32)		24,374	18		0.65		0.65		0.91
12/31/17	‡	13.44	0.15	2.17	2.32	(0.07)	(0.10)		15.59	17.40		23,024	56		0.66	(m)	0.66	(m)	0.97
12/31/16		10.36	0.09	3.09	3.18	(0.01)	(0.09)		13.44	30.83		141	44		0.78		0.85		0.78
12/31/15		11.31	0.08	(0.26)	(0.18)	(0.08)	(0.69)		10.36	(1.48)		33	54		0.80		0.85		0.68
12/31/14		12.54	0.07	0.70	0.77	(0.05)	(1.95)		11.31	6.14		14,348	69		0.85		0.86		0.58
12/31/13		9.76	0.08	3.57	3.65	(0.06)	(0.81)		12.54	37.56		16,945	48		0.86		0.86		0.72

JNL/PPM America Total Return Fund†(h)
Class A
06/30/18		11.95	0.15	(0.34)	(0.19)	—	—		11.76	(1.59)		335,510	38	(u)	0.80		0.80		2.64
12/31/17		11.72	0.28	0.22	0.50	(0.27)	—		11.95	4.27		323,218	69	(u)	0.79		0.79		2.31
12/31/16		11.43	0.30	0.36	0.66	(0.37)	—		11.72	5.68		1,134,787	100	(u)	0.80		0.80		2.56
12/31/15		11.85	0.34	(0.47)	(0.13)	(0.28)	(0.01)		11.43	(1.11)		1,044,307	88	(u)	0.79	(v)	0.79	(v)	2.84
12/31/14		11.36	0.34	0.35	0.69	(0.20)	(0.00)	(n)	11.85	6.06		1,094,721	94	(u)	0.81		0.81		2.86
12/31/13		11.83	0.33	(0.31)	0.02	(0.19)	(0.30)		11.36	0.20		595,841	102	(u)	0.80		0.80		2.84

Class I
06/30/18		11.96	0.17	(0.35)	(0.18)	—	—		11.78	(1.51)		857,279	38	(u)	0.50		0.50		2.93
12/31/17	‡‡	11.87	0.09	0.00	0.09	—	—		11.96	0.76		940,410	69	(u)	0.51		0.51		2.67

JNL/PPM America Value Equity Fund(h)
Class A
06/30/18		23.85	0.19	(0.48)	(0.29)	—	—		23.56	(1.22)		216,764	12		0.86		0.86		1.63
12/31/17		21.03	0.33	2.79	3.12	(0.30)	—		23.85	14.97		232,798	30		0.85		0.85		1.52
12/31/16		17.63	0.33	3.44	3.77	(0.37)	—		21.03	21.62		219,160	30		0.85		0.85		1.77
12/31/15		19.31	0.32	(2.00)	(1.68)	—	—		17.63	(8.70)		162,482	26		0.86		0.86		1.72
12/31/14		17.97	0.28	1.98	2.26	(0.92)	—		19.31	12.50		212,739	33		0.85		0.85		1.47
12/31/13		12.96	0.23	4.98	5.21	(0.20)	—		17.97	40.23	(k)	179,288	31		0.86		0.86		1.45

Class I
06/30/18		24.01	0.23	(0.48)	(0.25)	—	—		23.76	(1.04)		138	12		0.56		0.56		1.93
12/31/17	‡	21.16	0.39	2.80	3.19	(0.34)	—		24.01	15.20		104	30		0.63		0.63		1.75
12/31/16		17.74	0.37	3.46	3.83	(0.41)	—		21.16	21.87		92	30		0.65		0.65		1.98
12/31/15		19.38	0.36	(2.00)	(1.64)	—	—		17.74	(8.46)		72	26		0.66		0.66		1.91
12/31/14		18.05	0.32	1.99	2.31	(0.98)	—		19.38	12.74		991	33		0.65		0.65		1.69
12/31/13		13.01	0.26	5.01	5.27	(0.23)	—		18.05	40.50	(k)	550	31		0.66		0.66		1.63

JNL/S&P Competitive Advantage Fund(h)
Class A
06/30/18		16.86	0.10	0.71	0.81	—	—		17.67	4.80		990,431	13		0.66		0.66		1.16
12/31/17		14.40	0.15	2.64	2.79	(0.21)	(0.12)		16.86	19.67		1,075,807	37		0.66		0.66		1.04
12/31/16		15.35	0.20	0.57	0.77	(0.16)	(1.57)		14.40	5.70		2,896,060	57		0.66		0.66		1.36
12/31/15		16.89	0.17	0.09	0.26	(0.13)	(1.67)		15.35	1.19		2,697,114	81		0.66		0.66		0.98
12/31/14		16.82	0.15	1.54	1.69	(0.05)	(1.57)		16.89	10.06		2,800,241	54		0.66		0.66		0.90
12/31/13		12.54	0.09	5.27	5.36	(0.09)	(0.99)		16.82	42.94		1,720,778	68		0.67		0.67		0.59

Class I
06/30/18		16.97	0.13	0.73	0.86	—	—		17.83	5.07		1,742,181	13		0.36		0.36		1.46
12/31/17	‡	14.49	0.21	2.63	2.84	(0.24)	(0.12)		16.97	19.92		1,820,298	37		0.38		0.38		1.36
12/31/16		15.44	0.24	0.56	0.80	(0.19)	(1.57)		14.49	5.88		405	57		0.46		0.46		1.56
12/31/15		16.97	0.21	0.08	0.29	(0.15)	(1.67)		15.44	1.40		431	81		0.46		0.46		1.18
12/31/14		16.87	0.19	1.54	1.73	(0.06)	(1.57)		16.97	10.30		542	54		0.46		0.46		1.11
12/31/13		12.56	0.12	5.28	5.40	(0.10)	(0.99)		16.87	43.23		473	68		0.47		0.47		0.79

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b) (c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)(f)	Total expenses to average net assets(%)(f)	Net investment income (loss) to average net assets(%)(c)
JNL/S&P Dividend Income & Growth Fund(h)
Class A
06/30/18		15.99	0.25	(0.32)	(0.07)	—	—	15.92	(0.44)	3,332,803	14	0.65	0.65	3.18
12/31/17		15.61	0.48	1.30	1.78	(0.45)	(0.95)	15.99	11.97	3,671,699	39	0.65	0.65	3.03
12/31/16		14.09	0.47	1.99	2.46	(0.36)	(0.58)	15.61	17.73	5,805,527	51	0.65	0.65	3.02
12/31/15		15.27	0.43	(0.33)	0.10	(0.38)	(0.90)	14.09	0.69	3,958,646	69	0.66	0.66	2.84
12/31/14		14.24	0.42	1.53	1.95	(0.20)	(0.72)	15.27	13.70	4,277,523	36	0.66	0.66	2.76
12/31/13		11.39	0.36	3.13	3.49	(0.19)	(0.45)	14.24	30.78	2,928,292	57	0.67	0.67	2.66

Class I
06/30/18		16.21	0.28	(0.33)	(0.05)	—	—	16.16	(0.31)	1,749,487	14	0.35	0.35	3.49
12/31/17	‡	15.80	0.57	1.27	1.84	(0.48)	(0.95)	16.21	12.22	1,795,810	39	0.36	0.36	3.65
12/31/16		14.25	0.50	2.02	2.52	(0.38)	(0.58)	15.80	17.93	1,739	51	0.45	0.45	3.22
12/31/15		15.42	0.46	(0.32)	0.14	(0.41)	(0.90)	14.25	0.93	1,155	69	0.46	0.46	3.03
12/31/14		14.36	0.45	1.54	1.99	(0.21)	(0.72)	15.42	13.89	1,183	36	0.46	0.46	2.96
12/31/13		11.46	0.39	3.16	3.55	(0.20)	(0.45)	14.36	31.14	1,082	57	0.47	0.47	2.85

JNL/S&P International 5 Fund(h)
Class A
06/30/18		11.53	0.23	(0.67)	(0.44)	—	—	11.09	(3.82)	45,730	64	0.80	0.80	3.92
12/31/17		9.56	0.27	2.84	3.11	(1.14)	—	11.53	33.09	47,468	135	0.81	0.81	2.55
12/31/16		9.19	0.29	0.46	0.75	(0.38)	—	9.56	8.28	112,237	73	0.80	0.80	3.13
12/31/15		9.46	0.27	(0.47)	(0.20)	(0.07)	—	9.19	(2.15)	122,919	79	0.80	0.80	2.79
12/31/14	*	10.00	0.08	(0.62)	(0.54)	—	—	9.46	(5.40)	123,501	0	0.80	0.80	2.77

Class I
06/30/18		11.53	0.32	(0.74)	(0.42)	—	—	11.11	(3.64)	432	64	0.45	0.50	5.66
12/31/17	‡‡	10.98	0.04	0.51	0.55	—	—	11.53	5.01	1	135	0.72	0.72	1.32

JNL/S&P Intrinsic Value Fund(h)
Class A
06/30/18		14.65	0.15	0.83	0.98	—	—	15.63	6.69	811,018	16	0.67	0.67	1.99
12/31/17		12.65	0.25	2.11	2.36	(0.36)	—	14.65	18.92	833,692	57	0.66	0.66	1.89
12/31/16		12.34	0.32	0.32	0.64	(0.33)	—	12.65	5.27	2,642,746	53	0.66	0.66	2.55
12/31/15		16.55	0.40	(2.63)	(2.23)	(0.17)	(1.81)	12.34	(13.84)	2,547,388	85	0.66	0.66	2.51
12/31/14		15.59	0.24	2.57	2.81	(0.12)	(1.73)	16.55	18.04	2,636,223	71	0.67	0.67	1.48
12/31/13		10.93	0.21	5.22	5.43	(0.13)	(0.64)	15.59	49.95	1,616,263	105	0.68	0.68	1.51

Class I
06/30/18		14.93	0.18	0.84	1.02	—	—	15.95	6.83	1,742,984	16	0.37	0.37	2.29
12/31/17	‡	12.89	0.30	2.12	2.42	(0.38)	—	14.93	19.12	1,816,661	57	0.38	0.38	2.18
12/31/16		12.57	0.35	0.33	0.68	(0.36)	—	12.89	5.47	484	53	0.46	0.46	2.75
12/31/15		16.80	0.41	(2.64)	(2.23)	(0.19)	(1.81)	12.57	(13.62)	540	85	0.46	0.46	2.54
12/31/14		15.79	0.28	2.60	2.88	(0.14)	(1.73)	16.80	18.23	778	71	0.47	0.47	1.67
12/31/13		11.05	0.24	5.28	5.52	(0.14)	(0.64)	15.79	50.26	731	105	0.48	0.48	1.69

JNL/S&P Mid 3 Fund(h)
Class A
06/30/18		12.82	0.08	0.16	0.24	—	—	13.06	1.87	264,234	68	0.75	0.75	1.25
12/31/17		11.67	0.16	1.21	1.37	(0.22)	—	12.82	12.00	312,267	135	0.79	0.79	1.34
12/31/16		10.05	0.14	1.64	1.78	(0.16)	—	11.67	17.90	295,336	159	0.80	0.80	1.37
12/31/15		11.41	0.09	(1.30)	(1.21)	(0.01)	(0.14)	10.05	(10.61)	422,825	181	0.80	0.80	0.84
12/31/14	*	10.00	0.07	1.34	1.41	—	—	11.41	14.10	164,875	100	0.80	0.80	0.90

Class I
06/30/18		12.84	0.11	0.15	0.26	—	—	13.10	2.02	168	68	0.40	0.45	1.65
12/31/17	‡	11.69	0.19	1.21	1.40	(0.25)	—	12.84	12.26	22	135	0.54	0.55	1.62
12/31/16		10.08	0.17	1.64	1.81	(0.20)	—	11.69	18.17	13	159	0.60	0.60	1.59
12/31/15		11.43	0.11	(1.30)	(1.19)	(0.02)	(0.14)	10.08	(10.48)	11	181	0.60	0.60	0.95
12/31/14	*	10.00	0.07	1.36	1.43	—	—	11.43	14.30	116	100	0.60	0.60	1.03

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from					Supplemental data			Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b) (c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)		Net assets, end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)(f)	Total expenses to average net assets(%)(f)	Net investment income (loss) to average net assets(%)(c)
JNL/S&P Total Yield Fund(h)
Class A
06/30/18		14.08	0.14	(0.05)	0.09	—	—	14.17	0.64		488,370	27	0.67	0.67	1.93
12/31/17		13.30	0.27	1.15	1.42	(0.29)	(0.35)	14.08	11.02		530,713	67	0.66	0.66	1.98
12/31/16		12.03	0.27	1.24	1.51	(0.24)	—	13.30	12.62		2,376,595	65	0.67	0.67	2.14
12/31/15		15.07	0.30	(1.46)	(1.16)	(0.20)	(1.68)	12.03	(7.72)		2,094,742	86	0.67	0.67	2.04
12/31/14		14.98	0.33	2.04	2.37	(0.13)	(2.15)	15.07	15.89		1,917,060	117	0.67	0.67	2.05
12/31/13		10.36	0.23	5.10	5.33	(0.13)	(0.58)	14.98	51.68		1,167,108	121	0.68	0.68	1.74

Class I
06/30/18		14.23	0.16	(0.05)	0.11	—	—	14.34	0.77		1,715,562	27	0.37	0.37	2.24
12/31/17	‡	13.42	0.27	1.21	1.48	(0.32)	(0.35)	14.23	11.37		1,786,035	67	0.38	0.38	1.97
12/31/16		12.14	0.30	1.24	1.54	(0.26)	—	13.42	12.79		318	65	0.47	0.47	2.35
12/31/15		15.17	0.30	(1.43)	(1.13)	(0.22)	(1.68)	12.14	(7.48)		296	86	0.47	0.47	2.04
12/31/14		15.06	0.35	2.06	2.41	(0.15)	(2.15)	15.17	16.03		521	117	0.47	0.47	2.21
12/31/13		10.40	0.27	5.11	5.38	(0.14)	(0.58)	15.06	52.00		547	121	0.48	0.48	2.00

JNL/Scout Unconstrained Bond Fund(h)
Class A
06/30/18		9.95	0.07	(0.16)	(0.09)	—	—	9.86	(0.90)		47,060	85	1.01	1.01	1.49
12/31/17		9.93	0.05	0.12	0.17	(0.08)	(0.07)	9.95	1.68		50,603	311	0.99	0.99	0.52
12/31/16		9.57	0.06	0.37	0.43	(0.07)	—	9.93	4.53		1,197,902	669	1.00	1.00	0.58
12/31/15		9.62	0.06	(0.11)	(0.05)	—	—	9.57	(0.52)		946,774	444	1.00	1.00	0.58
12/31/14	*	10.00	(0.02)	(0.36)	(0.38)	—	—	9.62	(3.80)		696,028	36	1.00	1.00	(0.32)

Class I
06/30/18		9.96	0.09	(0.17)	(0.08)	—	—	9.88	(0.80)		631,278	85	0.71	0.71	1.78
12/31/17	‡‡	9.97	0.03	(0.04)	(0.01)	—	—	9.96	(0.10)		710,011	311	0.73	0.73	1.15

JNL/T. Rowe Price Established Growth Fund(h)
Class A
06/30/18		43.97	0.01	4.29	4.30	—	—	48.27	9.78		6,596,321	25	0.83	0.83	0.05
12/31/17		34.69	0.04	11.48	11.52	(0.02)	(2.22)	43.97	33.59		5,847,294	56	0.84	0.84	0.11
12/31/16		34.38	0.02	0.47	0.49	—	(0.18)	34.69	1.43		6,414,359	42	0.85	0.85	0.06
12/31/15		33.19	(0.06)	3.60	3.54	—	(2.35)	34.38	10.70		6,783,994	35	0.86	0.86	(0.16)
12/31/14		33.33	(0.04)	2.95	2.91	—	(3.05)	33.19	8.71		4,884,766	36	0.86	0.86	(0.12)
12/31/13		24.92	(0.05)	9.68	9.63	(0.02)	(1.20)	33.33	38.67		4,323,901	33	0.86	0.86	(0.16)

Class I
06/30/18		45.26	0.08	4.41	4.49	—	—	49.75	9.92		3,101,512	25	0.53	0.53	0.35
12/31/17	‡	35.63	0.18	11.76	11.94	(0.09)	(2.22)	45.26	33.90		2,944,326	56	0.55	0.55	0.40
12/31/16		35.24	0.09	0.48	0.57	—	(0.18)	35.63	1.62		68,135	42	0.65	0.65	0.26
12/31/15		33.90	0.01	3.68	3.69	—	(2.35)	35.24	10.92		74,780	35	0.66	0.66	0.04
12/31/14		33.91	0.03	3.01	3.04	—	(3.05)	33.90	8.95		63,192	36	0.66	0.66	0.08
12/31/13		25.31	0.01	9.85	9.86	(0.06)	(1.20)	33.91	38.97		58,140	33	0.66	0.66	0.04

JNL/T. Rowe Price Mid-Cap Growth Fund(h)
Class A
06/30/18		47.27	(0.02)	2.30	2.28	—	—	49.55	4.82		5,143,233	14	0.99	1.00	(0.09)
12/31/17		39.92	(0.10)	9.73	9.63	—	(2.28)	47.27	24.47		4,899,959	30	1.00	1.00	(0.21)
12/31/16		37.87	(0.07)	2.36	2.29	—	(0.24)	39.92	6.08		3,830,555	30	1.00	1.00	(0.17)
12/31/15		38.87	(0.10)	2.58	2.48	—	(3.48)	37.87	6.47		3,635,887	31	1.00	1.00	(0.25)
12/31/14		37.47	(0.14)	4.98	4.84	(0.06)	(3.38)	38.87	12.83		2,992,442	30	1.01	1.01	(0.36)
12/31/13		29.14	(0.13)	10.74	10.61	—	(2.28)	37.47	36.50	(k)	2,508,258	33	1.01	1.01	(0.39)

Class I
06/30/18		49.29	0.06	2.40	2.46	—	—	51.75	4.99		439,838	14	0.69	0.70	0.22
12/31/17	‡	41.45	0.02	10.10	10.12	—	(2.28)	49.29	24.75		412,117	30	0.74	0.74	0.04
12/31/16		39.23	0.01	2.45	2.46	—	(0.24)	41.45	6.30		68,059	30	0.80	0.80	0.03
12/31/15		40.07	(0.02)	2.66	2.64	—	(3.48)	39.23	6.67		71,922	31	0.80	0.80	(0.06)
12/31/14		38.45	(0.06)	5.12	5.06	(0.06)	(3.38)	40.07	13.07		64,631	30	0.81	0.81	(0.16)
12/31/13		29.81	(0.07)	10.99	10.92	—	(2.28)	38.45	36.72	(k)	57,214	33	0.81	0.81	(0.19)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b) (c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)(f)		Total expenses to average net assets(%)(f)		Net investment income (loss) to average net assets(%)(c)
JNL/T. Rowe Price Short-Term Bond Fund(h)
Class A
06/30/18		9.80	0.08	(0.08)	0.00	—	—	9.80	0.00	972,620	30	0.71		0.71		1.71
12/31/17		9.83	0.14	(0.03)	0.11	(0.14)	—	9.80	1.14	1,000,050	53	0.71		0.71		1.37
12/31/16		9.81	0.11	0.03	0.14	(0.12)	—	9.83	1.43	1,648,572	60	0.71		0.71		1.07
12/31/15		9.87	0.08	(0.05)	0.03	(0.09)	—	9.81	0.32	1,830,411	47	0.71		0.71		0.81
12/31/14		9.94	0.09	(0.05)	0.04	(0.11)	—	9.87	0.43	1,780,915	41	0.71		0.71		0.90
12/31/13		10.06	0.07	(0.06)	0.01	(0.13)	—	9.94	0.10	1,657,217	59	0.70		0.70		0.72

Class I
06/30/18		9.90	0.10	(0.08)	0.02	—	—	9.92	0.20	545,475	30	0.41		0.41		2.01
12/31/17	‡	9.93	0.17	(0.04)	0.13	(0.16)	—	9.90	1.35	551,252	53	0.42		0.42		1.74
12/31/16		9.90	0.13	0.04	0.17	(0.14)	—	9.93	1.73	283	60	0.51		0.51		1.27
12/31/15		9.97	0.10	(0.06)	0.04	(0.11)	—	9.90	0.41	297	47	0.51		0.51		0.96
12/31/14		10.03	0.11	(0.04)	0.07	(0.13)	—	9.97	0.73	1,225	41	0.51		0.51		1.11
12/31/13		10.15	0.09	(0.06)	0.03	(0.15)	—	10.03	0.28	294	59	0.50		0.50		0.91

JNL/T. Rowe Price Value Fund(h)
Class A
06/30/18		17.46	0.12	(0.51)	(0.39)	—	—	17.07	(2.23)	2,025,732	77	0.88		0.89		1.37
12/31/17		15.60	0.22	2.63	2.85	(0.27)	(0.72)	17.46	18.70	2,111,216	94	0.89	(m)	0.90	(m)	1.33
12/31/16		15.47	0.27	1.33	1.60	(0.30)	(1.17)	15.60	10.84	4,232,209	105	0.90		0.91		1.76
12/31/15		17.24	0.20	(0.52)	(0.32)	(0.14)	(1.31)	15.47	(1.84)	3,961,778	70	0.91		0.91		1.18
12/31/14		16.13	0.19	1.94	2.13	(0.13)	(0.89)	17.24	13.24	3,565,349	49	0.91		0.91		1.13
12/31/13		12.34	0.18	4.38	4.56	(0.18)	(0.59)	16.13	37.14	2,428,256	39	0.91		0.92		1.25

Class I
06/30/18		18.20	0.15	(0.53)	(0.38)	—	—	17.82	(2.09)	2,742,778	77	0.58		0.59		1.67
12/31/17	‡	16.21	0.31	2.70	3.01	(0.30)	(0.72)	18.20	19.00	2,851,062	94	0.60	(m)	0.61	(m)	1.75
12/31/16		16.02	0.32	1.37	1.69	(0.33)	(1.17)	16.21	11.04	988	105	0.70		0.71		1.97
12/31/15		17.79	0.24	(0.54)	(0.30)	(0.16)	(1.31)	16.02	(1.65)	892	70	0.71		0.71		1.35
12/31/14		16.61	0.23	1.99	2.22	(0.15)	(0.89)	17.79	13.41	1,330	49	0.71		0.71		1.33
12/31/13		12.68	0.22	4.50	4.72	(0.20)	(0.59)	16.61	37.42	1,210	39	0.71		0.72		1.46

JNL/Vanguard Growth Allocation Fund
Class A
06/30/18		10.49	0.11	(0.10)	0.01	—	—	10.50	0.10	188,801	10	0.61		0.65		2.15
12/31/17	*	10.00	0.11	0.38	0.49	—	—	10.49	4.90	41,222	5	0.61		0.65		3.88

Class I
06/30/18		10.51	0.17	(0.15)	0.02	—	—	10.53	0.19	6,857	10	0.19		0.35		3.23
12/31/17	*	10.00	0.13	0.38	0.51	—	—	10.51	5.10	802	5	0.19		0.35		4.76

JNL/Vanguard Moderate Allocation Fund
Class A
06/30/18		10.23	0.10	(0.20)	(0.10)	—	—	10.13	(0.98)	100,135	19	0.60		0.65		1.99
12/31/17	*	10.00	0.11	0.12	0.23	—	—	10.23	2.30	33,118	6	0.60		0.65		3.99

Class I
06/30/18		10.24	0.15	(0.23)	(0.08)	—	—	10.16	(0.78)	3,863	19	0.18		0.35		2.89
12/31/17	*	10.00	0.16	0.08	0.24	—	—	10.24	2.40	136	6	0.18		0.35		5.77

JNL/Vanguard Moderate Growth Allocation Fund
Class A
06/30/18		10.37	0.11	(0.18)	(0.07)	—	—	10.30	(0.68)	160,880	10	0.60		0.65		2.11
12/31/17	*	10.00	0.10	0.27	0.37	—	—	10.37	3.70	48,947	4	0.60		0.65		3.77

Class I
06/30/18		10.38	0.15	(0.19)	(0.04)	—	—	10.34	(0.39)	4,544	10	0.18		0.35		2.89
12/31/17	*	10.00	0.10	0.28	0.38	—	—	10.38	3.80	341	4	0.18		0.35		3.68

JNL/Westchester Capital Event Driven Fund(h)
Class A
06/30/18		9.99	0.22	0.38	0.60	—	—	10.59	6.01	6,129	138	1.88	(i)	1.88	(i)	4.28
12/31/17		9.70	(0.00)	0.53	0.53	(0.24)	—	9.99	5.47	4,823	291	1.83	(i)	1.83	(i)	(0.02)
12/31/16		9.50	(0.05)	0.29	0.24	(0.01)	(0.03)	9.70	2.55	359,186	251	2.09	(i)	2.09	(i)	(0.55)
12/31/15	*	10.00	0.02	(0.52)	(0.50)	—	—	9.50	(5.00)	193,074	182	1.75	(i)	1.75	(i)	0.31

Class I
06/30/18		10.01	0.26	0.35	0.61	—	—	10.62	6.09	217,517	138	1.58	(i)	1.58	(i)	5.07
12/31/17	‡‡	9.89	0.04	0.08	0.12	—	—	10.01	1.21	242,410	291	1.38	(i)	1.38	(i)	1.34

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from						Supplemental data					Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b) (c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)		Net realized gains on investment transactions($)		Net asset value, end of period($)	Total return(%)(d)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(e)		Net expenses to average net assets(%)(f)		Total expenses to average net assets(%)(f)	Net investment income (loss) to average net assets(%)(c)
JNL/WMC Balanced Fund(h)
Class A
06/30/18		24.02	0.24	(0.41)	(0.17)	—		—		23.85	(0.71)	7,707,187	24	(w)	0.72		0.72	1.99
12/31/17		22.14	0.42	2.31	2.73	(0.33)		(0.52)		24.02	12.49	7,752,031	38	(w)	0.72		0.72	1.80
12/31/16		20.83	0.40	1.82	2.22	(0.28)		(0.62)		22.14	10.82	6,370,657	58	(w)	0.73		0.73	1.84
12/31/15		22.19	0.36	(0.56)	(0.20)	(0.27)		(0.89)		20.83	(0.93)	4,825,207	112	(w)	0.73		0.73	1.61
12/31/14		21.07	0.33	1.75	2.08	(0.27)		(0.69)		22.19	9.86	4,245,398	125	(w)	0.74		0.74	1.51
12/31/13		18.15	0.31	3.18	3.49	(0.28)		(0.29)		21.07	19.33	3,345,428	205	(w)	0.74		0.74	1.53

Class I
06/30/18		24.75	0.28	(0.43)	(0.15)	—		—		24.60	(0.61)	9,519	24	(w)	0.42		0.42	2.31
12/31/17	‡	22.77	0.48	2.38	2.86	(0.36)		(0.52)		24.75	12.75	2,740	38	(w)	0.49		0.49	2.02
12/31/16		21.39	0.45	1.87	2.32	(0.32)		(0.62)		22.77	11.03	1,509	58	(w)	0.53		0.53	2.05
12/31/15		22.75	0.41	(0.58)	(0.17)	(0.30)		(0.89)		21.39	(0.75)	1,385	112	(w)	0.53		0.53	1.81
12/31/14		21.56	0.39	1.79	2.18	(0.30)		(0.69)		22.75	10.11	1,511	125	(w)	0.54		0.54	1.71
12/31/13		18.54	0.35	3.27	3.62	(0.31)		(0.29)		21.56	19.62	1,404	205	(w)	0.54		0.54	1.73

JNL/WMC Government Money Market Fund(h)
Class A
06/30/18		1.00	0.00	0.00	0.00	(0.00)	(n)	—		1.00	0.43	1,147,420	N/A		0.77	(y)	0.57	0.86	(x)
12/31/17		1.00	0.00	0.00	0.00	(0.00)	(n)	—		1.00	0.13	1,194,603	N/A		0.78	(y)	0.56	0.12	(x)
12/31/16		1.00	(0.00)	0.00	0.00	—		(0.00)	(n)	1.00	0.00	1,591,977	N/A		0.45		0.56	(0.00)	(x)
12/31/15		1.00	(0.00)	0.00	0.00	(0.00)	(n)	(0.00)	(n)	1.00	0.00	1,562,631	N/A		0.25		0.56	(0.00)	(x)
12/31/14		1.00	(0.00)	0.00	0.00	(0.00)	(n)	(0.00)	(n)	1.00	0.00	1,286,438	N/A		0.18		0.56	(0.00)	(x)
12/31/13		1.00	(0.00)	0.00	0.00	(0.00)	(n)	(0.00)	(n)	1.00	0.00	1,328,987	N/A		0.19		0.57	(0.00)	(x)

Class I
06/30/18		1.00	0.00	0.00	0.00	(0.00)	(n)	—		1.00	0.68	6,904	N/A		0.27		0.27	1.43	(x)
12/31/17	‡	1.00	0.00	0.00	0.00	(0.00)	(n)	—		1.00	0.38	2,440	N/A		0.58	(y)	0.35	0.28	(x)
12/31/16		1.00	(0.00)	0.00	0.00	—		(0.00)	(n)	1.00	0.00	8,686	N/A		0.45	(y)	0.36	(0.00)	(x)
12/31/15		1.00	(0.00)	0.00	0.00	(0.00)	(n)	(0.00)	(n)	1.00	0.00	6,653	N/A		0.25		0.36	(0.00)	(x)
12/31/14		1.00	(0.00)	0.00	0.00	(0.00)	(n)	(0.00)	(n)	1.00	0.00	7,285	N/A		0.18		0.36	(0.00)	(x)
12/31/13		1.00	(0.00)	0.00	0.00	(0.00)	(n)	(0.00)	(n)	1.00	0.00	7,755	N/A		0.19		0.37	(0.00)	(x)

JNL/WMC Value Fund(h)
Class A
06/30/18		24.48	0.21	(0.51)	(0.30)	—		—		24.18	(1.23)	801,280	11		0.78		0.78	1.76
12/31/17		22.92	0.41	2.94	3.35	(0.41)		(1.38)		24.48	15.20	840,381	14		0.77		0.77	1.71
12/31/16		20.56	0.36	2.37	2.73	(0.23)		(0.14)		22.92	13.42	1,682,334	15		0.78		0.78	1.68
12/31/15		24.25	0.38	(1.16)	(0.78)	(0.35)		(2.56)		20.56	(3.12)	1,623,060	19		0.78		0.78	1.57
12/31/14		23.01	0.36	2.26	2.62	(0.36)		(1.02)		24.25	11.33	1,804,121	14		0.78		0.78	1.49
12/31/13		18.54	0.35	5.39	5.74	(0.40)		(0.87)		23.01	31.05	1,717,996	23		0.78		0.78	1.63

Class I
06/30/18		25.13	0.26	(0.53)	(0.27)	—		—		24.86	(1.07)	675,893	11		0.48		0.48	2.06
12/31/17	‡	23.47	0.45	3.05	3.50	(0.46)		(1.38)		25.13	15.49	751,554	14		0.50		0.50	1.85
12/31/16		21.03	0.41	2.43	2.84	(0.26)		(0.14)		23.47	13.66	33,188	15		0.58		0.58	1.88
12/31/15		24.74	0.44	(1.19)	(0.75)	(0.40)		(2.56)		21.03	(2.94)	30,916	19		0.58		0.58	1.77
12/31/14		23.44	0.41	2.32	2.73	(0.41)		(1.02)		24.74	11.58	32,446	14		0.58		0.58	1.69
12/31/13		18.87	0.41	5.48	5.89	(0.45)		(0.87)		23.44	31.27	27,300	23		0.58		0.58	1.84

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

*

Commencement of operations was as follows: JNL/AB Dynamic Asset Allocation Fund - April 28, 2014; JNL/Boston Partners Global Long Short Equity Fund - September 15, 2014; JNL/ClearBridge Large Cap Growth Fund - September 25, 2017; JNL/Crescent High Income Fund - April 25, 2016; JNL/DoubleLine Emerging Markets Fixed Income Fund - April 25, 2016; JNL/DoubleLine Schiller Enhanced CAPE Fund - September 28, 2015; JNL/GQG Emerging Markets Equity Fund - September 25, 2017; JNL/Harris Oakmark Global Equity Fund - April 27, 2015; JNL/Invesco Diversified Dividend Fund - September 25, 2017; JNL/Mellon Capital Consumer Staples Sector Fund, JNL/Mellon Capital Industrials Sector Fund, JNL/Mellon Capital Materials Sector Fund, JNL/Mellon Capital Real Estate Sector Fund, JNL S&P 500 Index Fund, JNL/Mellon Capital S&P 1500 Growth Index Fund and JNL/Mellon Capital S&P 1500 Value Index Fund - September 25, 2017; JNL/Mellon Capital MSCI KLD 400 Social Index Fund - April 24, 2017; JNL/Mellon Capital Utilities Sector Fund - April 29, 2013; JNL Multi-Manager Alternative Fund - April 27, 2015; JNL Multi-Manager Mid Cap Fund - September 19, 2016; JNL/Oppenheimer Emerging Markets Innovator Fund - April 27, 2015; JNL/PIMCO Income Fund - September 25, 2017; JNL/S&P International 5 Fund - September 15, 2014; JNL/S&P Mid 3 Fund - April 28, 2014; JNL/Scout Unconstrained Bond Fund - April 28, 2014; JNL/Vanguard Growth Allocation Fund, JNL/Vanguard Moderate Allocation Fund and JNL/Vanguard Moderate Growth Allocation Fund - September 25, 2017; JNL/Westchester Capital Event Driven Fund - April 27, 2015.

†

On April 25, 2016, JNL/PPM America Total Return Fund was created in the Trust to facilitate an acquisition of a fund with the same name which was a series in JNL Investors Series Trust. Although the fund in JNL Investors Series Trust was legally dissolved, it is considered the acquiring fund for financial reporting purposes, and as a result, the Financial Highlights reflects activity of the acquiring fund formerly in JNL Investors Series Trust for periods prior to April 25, 2016.

‡		Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
‡‡		Effective September 25, 2017, Class I shares were offered by the Fund.
(a)		Annualized for periods less than one year.
(b)		Calculated using the average shares method.
(c)

Net investment income(loss) per share and ratios of net investment income(loss) to average net assets for Class I shares can be less than Class A shares for certain Funds or can be significantly more than Class A shares for certain Funds because the net assets for Class I shares increased significantly after the Funds of Funds investment in the Underlying Fund was sold in Class A and purchased in Class I effective September 25, 2017 and also as a result of the timing of income received in the Fund before and after September 25, 2017.

(d)

Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges and if it did performance would be lower.

(e)

Portfolio turnover is not annualized for periods of less than one year. Securities sold short are considered long term investments for purposes of calculating portfolio turnover. Dollar roll transactions are excluded for purposes of calculating portfolio turnover.

(f)

The expenses or expense waivers for the Funds' Class I shares were $0.00 for certain days during the period and this was a result of the net assets for the Fund being below a level to generate an expense allocation greater than $0.005 for that day. Additionally, the expenses or expense waivers for the Funds' Class I shares were $0.01 for certain days during the period and this was a result of the net assets for the Fund being at a level to generate an expense allocation between $0.005 and $0.01 for that day and rounded to $0.01. As a result, the ratios of net and total expenses to average net assets during the period for Class I shares can be less than or more than the anticipated ratios of net and total expenses to average net assets depending on the net assets that Class I shares acquired during the period.

(g)		Consolidated Financial Statements.
(h)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(i)		The net and total expense ratios to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for the following Funds were as follows:
	June 30, 2018 (%)	December 31, 2017 (%)	December 31, 2016 (%)	December 31, 2015 (%)	December 31, 2014 (%)	December 31, 2013 (%)
JNL/AQR Large Cap Relaxed Constraint Equity Fund
Class A	1.13	1.16	1.15	1.14	1.15	1.15
Class I	0.83	0.67	0.95	0.94	0.95	0.95
JNL/BlackRock Global Allocation Fund
Class A	1.07	1.07	1.06	1.07	1.07	1.08
Class I	0.77	0.84	0.86	0.87	0.87	0.88
JNL/Boston Partners Global Long Short Equity Fund
Class A	1.56	1.54	1.56	1.55	1.55	N/A
Class I	1.26	1.28	N/A	N/A	N/A	N/A
JNL/DoubleLine Core Fixed Income Fund
Class A – Net expenses / Total expenses [2,3]	N/A	0.77/0.79	0.78/0.80	0.78	0.80	0.80
Class I – Net expenses / Total expenses [2,3]	N/A	0.52/0.52	0.58/0.60	0.58	0.60	0.60
JNL/FPA + DoubleLine Flexible Allocation Fund
Class A – Net expenses / Total expenses [1,3]	1.11	1.15/1.17	1.18/1.19	N/A	N/A	N/A
Class I – Net expenses / Total expenses [1,3]	0.81	0.94/0.94	0.98/0.99	N/A	N/A	N/A
JNL Multi-Manager Alternative Fund
Class A – Net expenses / Total expenses [1,3]	1.71	1.70/1.86	1.74/2.16	1.74	N/A	N/A
Class I	1.41	1.45	N/A	N/A	N/A	N/A
JNL/PIMCO Income Fund
Class A	0.95	0.96	N/A	N/A	N/A	N/A
Class I	0.65	0.66	N/A	N/A	N/A	N/A
JNL/PIMCO Real Return Fund
Class A – Net expenses / Total expenses [2,3]	0.79	0.78/0.79	0.80	0.79	0.79	0.79
Class I – Net expenses / Total expenses [2,3]	0.49	0.52/0.52	0.60	0.59	0.59	0.59
JNL/Westchester Capital Event Driven Fund
Class A	1.47	1.44	1.46	1.45	N/A	N/A
Class I	1.17	1.19	N/A	N/A	N/A	N/A

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

[1] Effective September 19, 2016, JNL/FPA + DoubleLine Flexible Allocation Fund and JNL Multi-Manager Alternative Fund voluntarily and contractually began waiving a portion of advisory fees. Effective September 25, 2017, the voluntary and contractual waivers were discontinued.

[2] Effective January 1, 2017, JNL/DoubleLine Core Fixed Income Fund and JNL/PIMCO Real Return Fund voluntarily began waiving a portion of advisory fees. Effective September 25, 2017, the voluntary waiver was discontinued.

[3] Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees. For certain Funds that had a significant increase in Class I shares during the year, the difference between the ratios of net and total expenses to average net assets for each share class may differ for those Funds that discontinued the waivers.

(j)	Consolidated Financial Statements starting year ended December 31, 2013.
(k)

Total return for the Fund includes class action settlement proceeds. The return for Class A and Class I, respectively, without the class action settlement proceeds was as follows: JNL/BlackRock Large Cap Select Growth Fund - 38.94% and 39.26%; JNL/BlackRock Global Natural Resources Fund - 26.42% and 26.72%; JNL/Causeway International Value Select Fund - 21.33% and 21.52%; JNL/Invesco Mid Cap Value Fund - 30.82% and 31.05%; JNL/JPMorgan U.S. Government & Quality Bond Fund - (3.59)% and (3.40)%; JNL/Lazard Emerging Markets Fund - 19.16% and 19.38%; JNL/Mellon Capital S&P 400 Mid Cap Index Fund - 32.92% and 33.12%; JNL/Mellon Capital Small Cap Index Fund - 38.35% and 38.56%; JNL Multi-Manager Small Cap Growth Fund - 30.43% and 30.65%; JNL/PPM America Value Equity Fund - 40.15% and 40.42%; JNL/T. Rowe Price Mid-Cap Growth Fund - 36.47% and 36.69%.

(l)	On May 6, 2016, the Fund effected a 2 for 1 reverse share split. Per share data prior to this date has been retroactively adjusted to give effect to the reverse share split.
(m)

Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees. For certain Funds that had a significant increase in Class I shares during the year, the difference between the ratios of net and total expenses to average net assets for each share class may differ for those Funds that discontinued the waivers.

(n)	Amount represents less than $0.005.
(o)	Portfolio turnover including dollar roll transactions for JNL/Goldman Sachs Core Plus Bond Fund was 748%, 426%, 505%, 571%, 350% and 183% in 2013, 2014, 2015, 2016, 2017 and 2018, respectively.
(p)

Distribution amount for the JNL/Mellon Capital Small Cap Index Fund includes a return of capital distribution for Class A and Class I shares of $0.01 and $0.01 per share, respectively, for the year ended December 31, 2013.

(q)	Portfolio turnover including dollar roll transactions for JNL/Mellon Capital Bond Index Fund was 156%, 143%, 120%, 128%, 118%, and 63% in 2013, 2014, 2015, 2016, 2017 and 2018, respectively.
(r)	Portfolio turnover including dollar roll transactions for JNL Multi-Manager Alternative Fund was 240% in 2017.
(s)	Portfolio turnover including dollar roll transactions for JNL/Neuberger Berman Strategic Income Fund was 380%, 382%, 363%, 359%, 351% and 186% in 2013, 2014, 2015, 2016, 2017 and 2018, respectively.
(t)

Distribution amount for the JNL/PIMCO Real Return Fund includes a return of capital distribution for Class A and Class I shares of $0.49 and $0.51 per share, respectively, for the year ended December 31, 2016.

(u)	Portfolio turnover including dollar roll transactions for JNL/PPM America Total Return Fund was 168%, 125%, 121%, 146%, 72% and 40% for 2013, 2014, 2015, 2016, 2017 and 2018, respectively.
(v)	The ratio of net and total expenses to average net assets for the JNL/PPM America Total Return Fund excluding a reimbursement of 24f-2 fees was 0.80%.
(w)	Portfolio turnover including dollar roll transactions for JNL/WMC Balanced Fund was 283%, 223%, 198%, 102%, 76% and 46% in 2013, 2014, 2015, 2016, 2017 and 2018, respectively.
(x)

The ratios for net investment income (loss) to average net assets without expense waivers for JNL/WMC Government Money Market Fund for 2013, 2014, 2015, 2016, 2017 and 2018 was (0.38)%, (0.39)%, (0.32)%, (0.11%), 0.33% and 1.06%, respectively for Class A and (0.18)%, (0.19)%, (0.12)%, 0.09%, 0.52% and 1.43%, respectively for Class I shares.

(y)	Includes payments for recovery of contractual expense waivers.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

NOTE 1. ORGANIZATION

JNL Series Trust (“Trust”) is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts, by a Declaration of Trust, dated June 1, 1994 as amended and restated September 25, 2017. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), and its shares are registered under the Securities Act of 1933, as amended (“1933 Act”). The Trust operates as a series trust, and at June 30, 2018 consisted of one-hundred and twenty (120) separate funds. Information in these financial statements pertains to eighty-five (85) Funds (each a “Fund”, and collectively, “Funds”) offered by the Trust listed in the table below. Each Fund represents shares of beneficial interest in a separate portfolio of securities and other assets, each with its own investment objective.

Jackson National Asset Management, LLC (“JNAM”, “Adviser” or “Administrator”), a wholly-owned subsidiary of Jackson National Life Insurance Company® (“Jackson”), serves as investment adviser and administrator to each of the Funds. Jackson is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is the United States of America. Shares of each Fund are sold to Jackson and its separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies and to other affiliated registered investment companies. The Funds and each Fund’s Sub-Advisers are:

Fund:	Sub-Adviser(s)/Sub-Sub-Adviser: (Sub-Sub-Advisers and Co-Sub-Advisers are identified in parentheses)
JNL/AB Dynamic Asset Allocation Fund	AllianceBernstein L.P.
JNL/AQR Large Cap Relaxed Constraint Equity Fund and JNL/AQR Managed Futures Strategy Fund	AQR Capital Management, LLC
JNL/BlackRock Global Allocation Fund and JNL/BlackRock Large Cap Select Growth Fund	BlackRock Investment Management, LLC
JNL/BlackRock Global Natural Resources Fund	BlackRock International Ltd.
JNL/Boston Partners Global Long Short Equity Fund	Boston Partners Global Investors, Inc.
JNL/Brookfield Global Infrastructure and MLP Fund	Brookfield Investment Management Inc.
JNL/Causeway International Value Select Fund	Causeway Capital Management LLC
JNL/ClearBridge Large Cap Growth Fund	ClearBridge Investments, LLC
JNL/Crescent High Income Fund	Crescent Capital Group LP
JNL/DFA U.S. Core Equity Fund	Dimensional Fund Advisors LP
JNL/DoubleLine Core Fixed Income Fund, JNL/DoubleLine Emerging Markets Fixed Income Fund and JNL/DoubleLine Shiller Enhanced CAPE Fund	DoubleLine Capital LP
JNL/FPA + DoubleLine Flexible Allocation Fund	First Pacific Advisors, LLC DoubleLine Capital LP Ivy Investment Management Company
JNL/Franklin Templeton Global Fund	Templeton Global Advisors Limited
JNL/Franklin Templeton Global Multisector Bond Fund and JNL/Franklin Templeton Income Fund	Franklin Advisers, Inc.
JNL/Franklin Templeton International Small Cap Growth Fund	Franklin Templeton Institutional, LLC Templeton Investment Counsel, LLC (Co-Sub-Adviser)
JNL/Franklin Templeton Mutual Shares Fund	Franklin Mutual Advisers, LLC
JNL/Goldman Sachs Core Plus Bond Fund and JNL/Goldman Sachs Emerging Markets Debt Fund	Goldman Sachs Asset Management, L.P. Goldman Sachs Asset Management International (Sub-Sub-Adviser)
JNL/GQG Emerging Markets Equity Fund	GQG Partners, LLC
JNL/Harris Oakmark Global Equity Fund	Harris Associates, L.P.
JNL/Invesco China-India Fund	Invesco Hong Kong Limited

JNL/Invesco Diversified Dividend Fund, JNL/Invesco Global Real Estate Fund (Invesco Asset Management Ltd.), JNL/Invesco International Growth Fund, JNL/Invesco Mid Cap Value Fund and JNL/Invesco Small Cap Growth Fund

Invesco Advisers, Inc. Invesco Asset Management Ltd. (Sub-Sub-Adviser)
JNL/JPMorgan MidCap Growth Fund and JNL/JPMorgan U.S. Government & Quality Bond Fund	J.P. Morgan Investment Management Inc.
JNL/Lazard Emerging Markets Fund	Lazard Asset Management LLC

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

Fund:	Sub-Adviser(s)/Sub-Sub-Adviser: (Sub-Sub-Advisers and Co-Sub-Advisers are identified in parentheses)

JNL/Mellon Capital Consumer Staples Sector Fund, JNL/Mellon Capital Emerging Markets Index Fund, JNL/Mellon Capital European 30 Fund, JNL/Mellon Capital Industrials Sector Fund, JNL/Mellon Capital Materials Sector Fund, JNL/Mellon Capital Pacific Rim 30 Fund, JNL/Mellon Capital Real Estate Sector Fund, JNL/Mellon Capital S&P 500 Index Fund, JNL S&P 500 Index Fund, JNL/Mellon Capital S&P 400 MidCap Index Fund, JNL/Mellon Capital S&P 1500 Growth Index Fund, JNL/Mellon Capital S&P 1500 Value Index Fund, JNL/Mellon Capital Small Cap Index Fund, JNL/Mellon Capital International Index Fund, JNL/Mellon Capital MSCI KLD 400 Social Index Fund, JNL/Mellon Capital Bond Index Fund and JNL/Mellon Capital Utilities Sector Fund

BNY Mellon Asset Management North America Corporation
JNL/MFS Mid Cap Value Fund	Massachusetts Financial Services Company
JNL Multi-Manager Alternative Fund

BlueBay Asset Management LLP

BlueBay Asset Management USA LLC (Sub-Sub-Adviser)

Boston Partners Global Investors, Inc.

First Pacific Advisors, LLC

Invesco Advisors, Inc.

Lazard Asset Management LLC

Loomis, Sayles & Company, L.P.

Westchester Capital Management, LLC

Western Asset Management Company

JNL Multi-Manager Mid Cap Fund	Champlain Investment Partners, LLC ClearBridge Investments, LLC Victory Capital Management Inc.
JNL Multi-Manager Small Cap Growth Fund	Chicago Equity Partners, LLC Granahan Investment Management, Inc. Kayne Anderson Rudnick Investment Management, LLC Victory Capital Management Inc.
JNL Multi-Manager Small Cap Value Fund	Congress Asset Management Company, LLP Chicago Equity Partners, LLC Cooke & Bieler, L.P. Cortina Asset Management, LLC PPM America, Inc.*
JNL/Neuberger Berman Strategic Income Fund	Neuberger Berman Investment Advisers LLC
JNL/Oppenheimer Emerging Markets Innovator Fund and JNL/Oppenheimer Global Growth Fund	OppenheimerFunds, Inc.
JNL/PIMCO Income Fund and JNL/PIMCO Real Return Fund	Pacific Investment Management Company LLC

JNL/PPM America Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund, JNL/PPM America Mid Cap Value Fund, JNL/PPM America Small Cap Value Fund, JNL/PPM America Total Return Fund and JNL/PPM America Value Equity Fund

PPM America, Inc.*

JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P International 5 Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P Mid 3 Fund and JNL/S&P Total Yield Fund (all Co-Sub-Advised by BNY Mellon Asset Management North America Corporation)

Standard & Poor’s Investment Advisory Services LLC BNY Mellon Asset Management North America Corporation (Co-Sub-Adviser)
JNL/Scout Unconstrained Bond Fund	Scout Investments, Inc.

JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Mid-Cap Growth Fund (Co-Sub-Advised by BNY Mellon Asset Management North America Corporation), JNL/T. Rowe Price Short-Term Bond Fund and JNL/T. Rowe Price Value Fund

T. Rowe Price Associates, Inc. BNY Mellon Asset Management North America Corporation (Co-Sub-Adviser)
JNL/Vanguard Growth Allocation Fund, JNL/Vanguard Moderate Allocation Fund and JNL/Vanguard Moderate Growth Allocation Fund	BNY Mellon Asset Management North America Corporation
JNL/Westchester Capital Event Driven Fund	Westchester Capital Management, LLC
JNL/WMC Balanced Fund, JNL/WMC Government Money Market Fund and JNL/WMC Value Fund	Wellington Management Company LLP

* PPM America, Inc. is an affiliate of JNAM.

The Funds are diversified Funds for purposes of the 1940 Act, with the exception of the following non-diversified Funds: JNL/AQR Managed Futures Strategy Fund, JNL/BlackRock Global Natural Resources Fund, JNL/Boston Partners Global Long Short Equity Fund, JNL/Brookfield Global Infrastructure and MLP Fund, JNL/Franklin Templeton Global Multisector Bond Fund, JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/GQG Emerging Markets Equity Fund, JNL/Invesco China-India Fund, JNL/Invesco Mid Cap Value Fund, JNL/Mellon Capital Consumer Staples Sector Fund, JNL/Mellon Capital

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

European 30 Fund, JNL/Mellon Capital Industrials Sector Fund, JNL/Mellon Capital Materials Sector Fund, JNL/Mellon Capital Pacific Rim 30 Fund, JNL/Mellon Capital Real Estate Sector Fund, JNL/Mellon Capital Utilities Sector Fund, JNL Multi-Manager Alternative Fund, JNL/PIMCO Real Return Fund, JNL/PPM America Floating Rate Income Fund, JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P International 5 Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P Mid 3 Fund, JNL/S&P Total Yield Fund, JNL/Vanguard Growth Allocation Fund, JNL/Vanguard Moderate Allocation Fund, JNL/Vanguard Moderate Growth Allocation Fund and JNL/Westchester Capital Event Driven Fund.

Each Fund offers Class A shares and Class I shares with the exception of JNL S&P 500 Index Fund, which only offers Class I shares. Class A shares and Class I shares differ principally in applicable 12b-1 fees. Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class, without discrimination between share classes. From time to time, a Fund may have significant subscription and redemption activity which, when executed at the net asset value (“NAV”) rounded to two decimals, can impact the NAV per share of either class and cause a divergence in the NAV between each class. Each share class also has different voting rights on matters affecting a single class. No class has preferential dividend rights.

Effective April 30, 2018, the Sub-Adviser for a sleeve of JNL Multi-Manager Alternative Fund was changed from Lazard Asset Management LLC to Loomis, Sayles & Company, L.P. Also effective April 30, 2018, the Sub-Adviser for a sleeve of the JNL Multi-Manager Small Cap Growth Fund was changed from LMCG Investments, LLC to Kayne Anderson Rudnick Investment Management, LLC.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Security Valuation. Under the Trust’s valuation policy and procedures, the Trust’s Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to the JNAM Valuation Committee (“Valuation Committee”), which consists of certain officers of the Trust and JNAM management. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. For fair valuation determinations that are deemed significant, the Board is promptly notified, in detail, of the fair valuation.

The NAV of a Fund's shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (generally, 4:00 PM Eastern Time). Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market. The Adviser has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. The Securities Lending Cash Collateral Fund LLC, which provides daily liquidity, is valued at the daily reported NAV of the fund, as a practical expedient, as of the close of the NYSE on each valuation date. All securities in the JNL/WMC Government Money Market Fund, as permitted by compliance with applicable provisions under Rule 2a-7 under the 1940 Act, and other short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value. Debt securities are generally valued by independent pricing services approved by the Board. If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation for a long position and ask quotation for a short position or an evaluated price, as applicable, obtained from each Fund’s Sub-Adviser, a broker/dealer, a widely used quotation system or other approved third party sources. Term loans are generally valued at the composite bid prices provided by approved pricing services. Commodity-linked structured notes and credit linked notes are valued by approved pricing services. Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange. Options traded on an exchange are generally valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the current day’s mid-price. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. Centrally cleared swap agreements, listed on a multilateral or trade facility platform, such as a registered exchange, are valued by the respective exchange. The exchange determines a daily settlement price via pricing models which use, as appropriate, its members’ actionable levels across complete term structures along with information obtained from external third party price providers. OTC derivatives, including options and swap agreements, are generally valued by approved pricing services. If the pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs. Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Valuation Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including each Fund’s Sub-Adviser(s), to assist in determining the fair value of an investment. Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer and trading or other market data.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Distributions to Shareholders. The amount and timing of distributions for the regulated investment company ("RIC") Funds are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends from net investment income are generally declared and paid annually by the RIC Funds, but may be paid more frequently to avoid excise tax. Distributions of net realized capital gains by the RIC Funds, if any, are distributed at least annually, to the extent they exceed available capital loss carryforwards. The JNL/WMC Government Money Market Fund declares dividends from net investment income daily and pays dividends monthly. No distributions of net investment income or realized capital gains are required for Funds that are not RICs, therefore, undistributed net investment income and accumulated net realized gain/loss are reclassed to paid-in capital on a semi-annual basis.

Security Transactions and Investment Income. Security transactions are recorded on the trade date for financial reporting purposes. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Corporate actions involving foreign securities, including dividends, are recorded when the information becomes available. Income received in lieu of dividends for securities loaned is included in dividends in the Statements of Operations. Interest income, including level-yield amortization of discounts and premiums on debt securities and convertible bonds, is accrued daily. A Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Realized gains and losses are determined on the specific identification basis.

Expenses. Expenses are recorded on an accrual basis. Expenses of the Trust that are directly attributable to a specific Fund are charged to that Fund. Expenses attributable to a specific class of shares are charged to that class. Other Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund.

Foreign Taxes. The Funds may be subject to foreign taxes on income, gains on investments or foreign currency purchases and repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretations of tax rules and regulations that exist in the markets in which the Funds invest. When a capital gains tax is determined to apply, a Fund will record an estimated tax liability in an amount that may be payable if the securities were disposed of on the valuation date. The estimated liability is recorded as deferred foreign capital gains tax liability in the Statements of Assets and Liabilities. Foreign capital gains tax paid and the current year’s change in deferred foreign capital gains tax liability are recorded in net realized gain (loss) on investments - unaffiliated and net change in unrealized appreciation (depreciation) on investments - unaffiliated, respectively, in the Statements of Operations.

Foreign Currency Translations. The accounting records of each Fund are maintained in U.S. dollars. Each business day, the market values of foreign securities, currency holdings and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on current exchange rates. Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars based on the respective exchange rates prevailing on the dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities. Such fluctuations are included in net realized and unrealized gain or loss on investments.

Net realized gains and losses on foreign currency related items are considered ordinary income for tax purposes and arise from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar amounts actually received or paid; and the realized gains or losses resulting from portfolio and transaction hedges. Net unrealized gain or loss on foreign currency related items include gains and losses from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in currency exchange rates.

Guarantees and Indemnifications. In the normal course of business, the Trust may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. However, since their commencement of operations, the Funds have not had claims or losses pursuant to their contracts and expect the risk of loss to be remote. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

Basis of Consolidation. The accompanying financial statements and Schedules of Investments for the Funds in the table below have each been consolidated to include the account of each respective Subsidiary indicated. Each Subsidiary is a wholly owned Cayman Islands domiciled subsidiary of the respective Fund, which primarily invests in commodity-related instruments and collateral. Each Subsidiary allows each respective Fund to gain investment exposure to commodity-related instruments and meet regulated investment company (“RIC”) tax requirements in pursuit of its investment objectives as outlined in each Fund’s prospectus and statement of additional information. Each Fund is the sole shareholder of the Subsidiary with the intent that it will retain all rights to the Subsidiary. Each Fund may invest up to 25% of its total assets in its Subsidiary, which generally may invest without limitation in commodity-related instruments and collateral. Intercompany accounts and transactions have been eliminated. Each Subsidiary has the same Sub-Adviser as the Fund and is generally subject to the same investment policies and restrictions as the Fund.

The Financial Statements and Schedules of Investments for the Funds below have been consolidated to include the account of their respective Subsidiary as of June 30, 2018.

Fund	Subsidiary
JNL/AB Dynamic Asset Allocation Fund	JNL/AB Dynamic Asset Allocation Fund Ltd.
JNL/AQR Managed Futures Strategy Fund	JNL/AQR Managed Futures Strategy Fund Ltd.
JNL/BlackRock Global Allocation Fund	JNL/BlackRock Global Allocation Fund Ltd.

The JNL/AB Dynamic Asset Allocation Fund and JNL/AQR Managed Futures Strategy Fund file their annual report with the National Futures Association (“NFA”) and no further disclosures are required for the consolidated financial statements for these Funds. Because the JNL/BlackRock Global Allocation Fund is not required to file its annual report with the NFA, additional disclosures related to the Subsidiary are reflected in the Schedules of Investments and in the following table (in thousands, where applicable) for this Fund:

		At June 30, 2018			For the period ended June 30, 2018
	Date Subsidiary Established	Subsidiary Net Assets($)	Subsidiary Percentage of Fund Net Assets(%)	Subsidiary Net Unrealized Appreciation (Depreciation)($)	Subsidiary Net Investment Loss($)	Subsidiary Net Realized Gain (Loss)($)	Subsidiary Net Change in Unrealized Appreciation (Depreciation)($)	Subsidiary Net Change in Net Assets From Operations($)
JNL/BlackRock Global Allocation Fund
JNL/BlackRock Global Allocation Fund Ltd.	June 10, 2011	109,335	2.82	(5,496)	(502)	(3,310)	(4,335)	(8,147)

Statement of Cash Flows. GAAP requires entities providing financial statements that report both a financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions including that the investment company had little or no debt, based on the average debt outstanding during the period, in relation to average total assets and that substantially all the investment company’s investments were carried at Level 1 or Level 2 measurements in accordance with FASB ASC Topic 820. Funds with certain degrees of borrowing activity, typically through the use of securities sold short, transactions characterized as secured borrowing transactions or reverse repurchase agreements, have been determined to be at a level requiring a Statement of Cash Flows.

Recent Accounting Pronouncement. In March 2017, FASB issued Accounting Standard Update (“ASU”) 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities. The amendments in this ASU require that certain callable debt securities held at a premium be amortized to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Management is currently evaluating the impact that the ASU will have on the Funds’ financial statements.

NOTE 3. FASB ASC TOPIC 820, “FAIR VALUE MEASUREMENT”

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities, including certain term loans, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services, ADRs and GDRs for which quoted prices in active markets are not available or securities limited by foreign ownership.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

valuations include securities, currency exchange rates and forward foreign currency contracts where forward rates are not available; term loans that do not meet certain liquidity thresholds; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; private placements; or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker. To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments (in thousands) as of June 30, 2018 by valuation level. For Funds with significant investments in Level 1 and Level 2 common stock, additional detail regarding the sector or country, as applicable, is disclosed.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/AB Dynamic Asset Allocation Fund
Assets - Securities
Investment Companies	31,478	—	—	—	31,478
Short Term Investments	1,912	4,569	—	—	6,481
	33,390	4,569	—	—	37,959
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	70	—	—	—	70
Open Forward Foreign Currency Contracts	—	127	—	—	127
OTC Total Return Swap Agreements	—	179	—	—	179
	70	306	—	—	376
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(138)	—	—	—	(138)
Open Forward Foreign Currency Contracts	—	(38)	—	—	(38)
	(138)	(38)	—	—	(176)
JNL/AQR Large Cap Relaxed Constraint Equity Fund
Assets - Securities
Common Stocks	703,866	—	—	—	703,866
Short Term Investments	1,029	—	—	—	1,029
	704,895	—	—	—	704,895
Liabilities - Securities
Common Stocks	(163,406)	—	—	—	(163,406)
	(163,406)	—	—	—	(163,406)
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(59)	—	—	—	(59)
	(59)	—	—	—	(59)
JNL/AQR Managed Futures Strategy Fund
Assets - Securities
Short Term Investments	140,642	161,508	—	—	302,150
	140,642	161,508	—	—	302,150
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	6,945	—	—	—	6,945
Open Forward Foreign Currency Contracts	—	4,901	—	—	4,901
OTC Total Return Swap Agreements	—	789	—	—	789
	6,945	5,690	—	—	12,635
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(5,482)	—	—	—	(5,482)
Open Forward Foreign Currency Contracts	—	(7,540)	—	—	(7,540)
OTC Total Return Swap Agreements	—	(194)	—	—	(194)
	(5,482)	(7,734)	—	—	(13,216)
JNL/BlackRock Global Allocation Fund
Assets - Securities
Trust Preferreds	7,264	—	—	—	7,264
Common Stocks
Consumer Discretionary	198,755	128,382	—	—	327,137
Consumer Staples	55,489	89,430	—	—	144,919
Energy	135,328	42,962	701	—	178,991
Financials	169,981	108,600	—	—	278,581
Health Care	185,543	116,718	—	—	302,261
Industrials	42,510	156,088	—	—	198,598
Information Technology	394,869	87,978	4	—	482,851
Materials	63,044	71,160	—	—	134,204
Real Estate	5,764	43,366	—	—	49,130
Telecommunication Services	5,833	66,964	—	—	72,797
Utilities	37,169	28,333	—	—	65,502

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/BlackRock Global Allocation Fund (continued)
Preferred Stocks	16,406	—	20,192	—	36,598
Rights	1	—	—	—	1
Warrants	—	—	—	—	—
Corporate Bonds And Notes	—	121,865	138	—	122,003
Senior Loan Interests	—	5,341	—	—	5,341
Government And Agency Obligations	—	931,976	—	—	931,976
Investment Companies	101,559	—	—	—	101,559
Short Term Investments	—	521,190	—	36,815	558,005
	1,419,515	2,520,353	21,035	36,815	3,997,718
Liabilities - Securities
Common Stocks	(9,603)	(3,836)	—	—	(13,439)
	(9,603)	(3,836)	—	—	(13,439)
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	236	—	—	—	236
Centrally Cleared Interest Rate Swap Agreements	—	436	—	—	436
Exchange Traded Purchased Options	2	—	—	—	2
OTC Purchased Options	—	8,371	—	—	8,371
Open Forward Foreign Currency Contracts	—	4,364	—	—	4,364
OTC Cross-Currency Swap Agreements	—	1,766	—	—	1,766
OTC Total Return Swap Agreements	—	4,373	—	—	4,373
	238	19,310	—	—	19,548
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(29)	—	—	—	(29)
Centrally Cleared Interest Rate Swap Agreements	—	(4,208)	—	—	(4,208)
OTC Written Options	—	(13,912)	—	—	(13,912)
Open Forward Foreign Currency Contracts	—	(11,027)	—	—	(11,027)
OTC Total Return Swap Agreements	—	(1)	—	—	(1)
	(29)	(29,148)	—	—	(29,177)
JNL/BlackRock Global Natural Resources Fund
Assets - Securities
Common Stocks
Australia	—	32,807	—	—	32,807
Belgium	—	6,286	—	—	6,286
Brazil	29,359	—	—	—	29,359
Canada	183,120	—	—	—	183,120
China	—	10,154	—	—	10,154
France	—	38,602	—	—	38,602
Ireland	—	25,445	—	—	25,445
Luxembourg	—	18,967	—	—	18,967
Netherlands	—	48,221	—	—	48,221
Norway	—	6,883	—	—	6,883
Russian Federation	3,415	—	—	—	3,415
Switzerland	—	44,887	—	—	44,887
United Kingdom	—	147,466	—	—	147,466
United States of America	221,182	—	—	—	221,182
Short Term Investments	3,452	—	—	22,446	25,898
	440,528	379,718	—	22,446	842,692
JNL/BlackRock Large Cap Select Growth Fund
Assets - Securities
Common Stocks	3,362,183	122,175	—	—	3,484,358
Preferred Stocks	—	—	7,203	—	7,203
Short Term Investments	84,683	—	—	24,055	108,738
	3,446,866	122,175	7,203	24,055	3,600,299
JNL/Boston Partners Global Long Short Equity Fund
Assets - Securities
Common Stocks	349,436	165,962	—	—	515,398
Preferred Stocks	3,618	—	—	—	3,618
Short Term Investments	34,667	—	—	—	34,667
	387,721	165,962	—	—	553,683
Liabilities - Securities
Common Stocks
Consumer Discretionary	(24,683)	(15,729)	—	—	(40,412)
Consumer Staples	(3,136)	(10,065)	—	—	(13,201)
Energy	(15,673)	—	—	—	(15,673)
Financials	(10,520)	(14,327)	—	—	(24,847)
Health Care	(6,768)	(6,901)	—	—	(13,669)
Industrials	(18,805)	(13,231)	—	—	(32,036)
Information Technology	(29,780)	(9,597)	—	—	(39,377)
Materials	(11,860)	(15,822)	—	—	(27,682)
Real Estate	(1,656)	—	—	—	(1,656)
Utilities	—	(2,993)	—	—	(2,993)
	(122,881)	(88,665)	—	—	(211,546)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/Boston Partners Global Long Short Equity Fund (continued)
Assets - Investments in Other Financial Instruments[2]
OTC Contracts for Difference	—	549	—	—	549
	—	549	—	—	549
Liabilities - Investments in Other Financial Instruments[2]
OTC Written Options	—	(702)	—	—	(702)
Open Forward Foreign Currency Contracts	—	(3)	—	—	(3)
OTC Contracts for Difference	—	(295)	—	—	(295)
	—	(1,000)	—	—	(1,000)
JNL/Brookfield Global Infrastructure and MLP Fund
Assets - Securities
Common Stocks
Australia	—	48,298	—	—	48,298
Brazil	4,430	—	—	—	4,430
Canada	99,156	—	—	—	99,156
China	—	15,640	—	—	15,640
Denmark	—	19,673	—	—	19,673
France	—	86,884	—	—	86,884
Hong Kong	—	10,594	—	—	10,594
Italy	—	74,619	—	—	74,619
Mexico	17,373	—	—	—	17,373
New Zealand	—	22,138	—	—	22,138
Singapore	—	4,362	—	—	4,362
Spain	—	66,224	—	—	66,224
United Kingdom	—	73,640	—	—	73,640
United States of America	375,755	—	—	—	375,755
Short Term Investments	19,294	—	—	27,535	46,829
	516,008	422,072	—	27,535	965,615
JNL/Causeway International Value Select Fund
Assets - Securities
Common Stocks	191,792	1,437,661	—	—	1,629,453
Preferred Stocks	63,814	—	—	—	63,814
Short Term Investments	66,100	—	—	—	66,100
	321,706	1,437,661	—	—	1,759,367
JNL/ClearBridge Large Cap Growth Fund
Assets - Securities
Common Stocks	535,059	—	—	—	535,059
Short Term Investments	22,219	—	—	—	22,219
	557,278	—	—	—	557,278
JNL/Crescent High Income Fund
Assets - Securities
Corporate Bonds And Notes	—	472,049	—	—	472,049
Senior Loan Interests	—	107,299	8,394	—	115,693
Other Equity Interests	—	—	—	—	—
Short Term Investments	38,243	—	—	—	38,243
	38,243	579,348	8,394	—	625,985
Liabilities - Securities
Senior Loan Interests[3]	—	(2)	—	—	(2)
	—	(2)	—	—	(2)
JNL/DFA U.S. Core Equity Fund
Assets - Securities
Common Stocks	1,156,335	—	—	—	1,156,335
Rights	—	—	11	—	11
Short Term Investments	11,023	—	—	—	11,023
	1,167,358	—	11	—	1,167,369
JNL/DoubleLine Core Fixed Income Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	820,407	25,952	—	846,359
Corporate Bonds And Notes	—	882,694	—	—	882,694
Senior Loan Interests	—	188,137	5,599	—	193,736
Government And Agency Obligations	—	1,589,424	—	—	1,589,424
Other Equity Interests	—	—	—	—	—
Short Term Investments	26,295	25,799	—	—	52,094
	26,295	3,506,461	31,551	—	3,564,307
Liabilities - Securities
Senior Loan Interests[3]	—	(1)	—	—	(1)
	—	(1)	—	—	(1)
JNL/DoubleLine Emerging Markets Fixed Income Fund
Assets - Securities
Corporate Bonds And Notes	—	407,639	—	—	407,639
Government And Agency Obligations	—	119,235	—	—	119,235
Short Term Investments	19,055	—	—	—	19,055
	19,055	526,874	—	—	545,929

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/DoubleLine Shiller Enhanced CAPE Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	649,226	46,096	—	695,322
Corporate Bonds And Notes	—	226,818	—	—	226,818
Senior Loan Interests[3]	—	126,146	3,933	—	130,079
Government And Agency Obligations	—	253,544	—	—	253,544
Short Term Investments	113,178	133,820	—	—	246,998
	113,178	1,389,554	50,029	—	1,552,761
Assets - Investments in Other Financial Instruments[2]
OTC Total Return Swap Agreements	—	5,990	—	—	5,990
	—	5,990	—	—	5,990
Liabilities - Investments in Other Financial Instruments[2]
OTC Total Return Swap Agreements	—	(8,314)	—	—	(8,314)
	—	(8,314)	—	—	(8,314)
JNL/FPA + DoubleLine Flexible Allocation Fund
Assets - Securities
Common Stocks	1,044,300	237,000	514	—	1,281,814
Preferred Stocks	12,882	—	—	—	12,882
Non-U.S. Government Agency Asset-Backed Securities	—	223,278	11,504	—	234,782
Corporate Bonds And Notes	—	150,163	—	—	150,163
Senior Loan Interests[3]	—	48,472	1,543	—	50,015
Government And Agency Obligations	—	316,123	—	—	316,123
Investment Companies	45,966	—	—	—	45,966
Short Term Investments	33,554	—	—	—	33,554
	1,136,702	975,036	13,561	—	2,125,299
Liabilities - Securities
Common Stocks	(34,286)	(111,058)	—	—	(145,344)
Preferred Stocks	(12,438)	—	—	—	(12,438)
Investment Companies	(87,798)	—	—	—	(87,798)
	(134,522)	(111,058)	—	—	(245,580)
JNL/Franklin Templeton Global Fund
Assets - Securities
Common Stocks
Canada	27,301	—	—	—	27,301
China	27,117	20,969	—	—	48,086
Denmark	—	9,314	—	—	9,314
France	—	60,639	—	—	60,639
Germany	—	51,658	—	—	51,658
Hong Kong	—	17,132	—	—	17,132
India	—	13,728	—	—	13,728
Indonesia	—	5,266	—	—	5,266
Ireland	26,294	4,670	—	—	30,964
Israel	23,220	—	—	—	23,220
Italy	—	17,036	—	—	17,036
Japan	—	48,511	—	—	48,511
Luxembourg	—	21,612	—	—	21,612
Netherlands	—	54,074	—	—	54,074
Singapore	—	15,049	—	—	15,049
South Korea	10,945	17,061	—	—	28,006
Spain	—	7,396	—	—	7,396
Sweden	—	13,961	—	—	13,961
Switzerland	—	23,931	—	—	23,931
Thailand	—	11,194	—	—	11,194
United Kingdom	—	97,585	—	—	97,585
United States of America	298,246	5,387	—	—	303,633
Corporate Bonds And Notes	—	4,862	—	—	4,862
Short Term Investments	36,189	—	—	9,315	45,504
	449,312	521,035	—	9,315	979,662
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	2	—	—	2
	—	2	—	—	2
JNL/Franklin Templeton Global Multisector Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	12,326	—	—	12,326
Government And Agency Obligations	—	873,575	—	—	873,575
Common Stocks	—	257	101	—	358
Warrants	—	—	—	—	—
Short Term Investments	296,930	428,934	—	20,000	745,864
	296,930	1,315,092	101	20,000	1,632,123
Assets - Investments in Other Financial Instruments[2]
Centrally Cleared Interest Rate Swap Agreements	—	22,793	—	—	22,793
Open Forward Foreign Currency Contracts	—	29,301	—	—	29,301
	—	52,094	—	—	52,094

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/Franklin Templeton Global Multisector Bond Fund (continued)
Liabilities - Investments in Other Financial Instruments[2]
Centrally Cleared Interest Rate Swap Agreements	—	(846)	—	—	(846)
Open Forward Foreign Currency Contracts	—	(673)	—	—	(673)
	—	(1,519)	—	—	(1,519)
JNL/Franklin Templeton Income Fund
Assets - Securities
Equity Linked Structured Notes	—	161,138	—	—	161,138
Common Stocks	862,569	92,170	—	—	954,739
Preferred Stocks	19,792	—	—	—	19,792
Corporate Bonds And Notes	—	875,405	—	—	875,405
Senior Loan Interests	—	108,206	1,012	—	109,218
Government And Agency Obligations	—	169,562	—	—	169,562
Other Equity Interests	—	—	1	—	1
Short Term Investments	139,519	—	—	170,880	310,399
	1,021,880	1,406,481	1,013	170,880	2,600,254
Liabilities - Investments in Other Financial Instruments[2]
Exchange Traded Written Options	(270)	—	—	—	(270)
	(270)	—	—	—	(270)
JNL/Franklin Templeton International Small Cap Growth Fund
Assets - Securities
Common Stocks	159,579	529,388	—	—	688,967
Preferred Stocks	1,131	—	—	—	1,131
Short Term Investments	25,436	—	—	37,797	63,233
	186,146	529,388	—	37,797	753,331
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	1	—	—	1
	—	1	—	—	1
JNL/Franklin Templeton Mutual Shares Fund
Assets - Securities
Common Stocks	866,158	147,183	256	—	1,013,597
Rights	160	—	—	—	160
Warrants	146	—	—	—	146
Corporate Bonds And Notes	—	20,257	—	—	20,257
Senior Loan Interests	—	13,007	—	—	13,007
Other Equity Interests	—	106	—	—	106
Short Term Investments	79,308	8,984	—	4,237	92,529
	945,772	189,537	256	4,237	1,139,802
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	906	—	—	906
	—	906	—	—	906
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(132)	—	—	(132)
	—	(132)	—	—	(132)
JNL/Goldman Sachs Core Plus Bond Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	181,340	4,414	—	185,754
Corporate Bonds And Notes	—	290,273	—	—	290,273
Government And Agency Obligations	—	553,276	—	—	553,276
Other Equity Interests	—	—	—	—	—
Credit Linked Structured Notes	—	4,523	—	—	4,523
Common Stocks	—	—	—	—	—
Short Term Investments	91,963	95,847	—	—	187,810
	91,963	1,125,259	4,414	—	1,221,636
Liabilities - Securities
Government And Agency Obligations	—	(32,797)	—	—	(32,797)
	—	(32,797)	—	—	(32,797)
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	1,334	—	—	—	1,334
Centrally Cleared Interest Rate Swap Agreements	—	3,309	—	—	3,309
Centrally Cleared Credit Default Swap Agreements	—	49	—	—	49
OTC Purchased Options	—	530	—	—	530
Open Forward Foreign Currency Contracts	—	3,318	—	—	3,318
OTC Interest Rate Swap Agreements	—	38	—	—	38
OTC Credit Default Swap Agreements	—	6	—	—	6
	1,334	7,250	—	—	8,584

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/Goldman Sachs Core Plus Bond Fund (continued)
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(182)	—	—	—	(182)
Centrally Cleared Interest Rate Swap Agreements	—	(3,877)	—	—	(3,877)
Centrally Cleared Credit Default Swap Agreements	—	(42)	—	—	(42)
OTC Written Options	—	(502)	—	—	(502)
Open Forward Foreign Currency Contracts	—	(6,674)	—	—	(6,674)
OTC Credit Default Swap Agreements	—	(561)	—	—	(561)
	(182)	(11,656)	—	—	(11,838)
JNL/Goldman Sachs Emerging Markets Debt Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	322	—	—	322
Corporate Bonds And Notes	—	76,167	—	—	76,167
Government And Agency Obligations	—	162,587	—	—	162,587
Credit Linked Structured Notes	—	19,024	—	—	19,024
Common Stocks	—	20	—	—	20
Short Term Investments	19,310	5,356	—	—	24,666
	19,310	263,476	—	—	282,786
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	64	—	—	—	64
Centrally Cleared Interest Rate Swap Agreements	—	661	—	—	661
Open Forward Foreign Currency Contracts	—	2,707	—	—	2,707
OTC Interest Rate Swap Agreements	—	317	—	—	317
OTC Credit Default Swap Agreements	—	14	—	—	14
	64	3,699	—	—	3,763
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(76)	—	—	—	(76)
Centrally Cleared Interest Rate Swap Agreements	—	(431)	—	—	(431)
Open Forward Foreign Currency Contracts	—	(4,863)	—	—	(4,863)
OTC Interest Rate Swap Agreements	—	(104)	—	—	(104)
OTC Credit Default Swap Agreements	—	(721)	—	—	(721)
OTC Non-Deliverable Bond Forward Contracts	—	(7)	—	—	(7)
	(76)	(6,126)	—	—	(6,202)
JNL/GQG Emerging Markets Equity Fund
Assets - Securities
Participatory Notes	—	44,100	—	—	44,100
Common Stocks	108,981	304,657	—	—	413,638
Short Term Investments	18,453	—	—	—	18,453
	127,434	348,757	—	—	476,191
JNL/Harris Oakmark Global Equity Fund
Assets - Securities
Common Stocks
China	15,837	—	—	—	15,837
France	—	68,164	—	—	68,164
Germany	—	115,166	—	—	115,166
Italy	—	39,821	—	—	39,821
Japan	—	30,538	—	—	30,538
Mexico	26,291	—	—	—	26,291
South Africa	—	30,437	—	—	30,437
South Korea	—	5,106	—	—	5,106
Switzerland	—	172,616	—	—	172,616
United Kingdom	59,121	80,657	—	—	139,778
United States of America	353,640	—	—	—	353,640
Short Term Investments	23,310	—	—	—	23,310
	478,199	542,505	—	—	1,020,704
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	1,463	—	—	1,463
	—	1,463	—	—	1,463
JNL/Invesco China-India Fund
Assets - Securities
Common Stocks	101,564	573,771	—	—	675,335
Short Term Investments	—	—	—	5,196	5,196
	101,564	573,771	—	5,196	680,531
JNL/Invesco Diversified Dividend Fund
Assets - Securities
Common Stocks	432,815	82,227	—	—	515,042
Short Term Investments	58,534	—	—	—	58,534
	491,349	82,227	—	—	573,576
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	2	—	—	2
	—	2	—	—	2

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/Invesco Diversified Dividend Fund (continued)
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(19)	—	—	(19)
	—	(19)	—	—	(19)
JNL/Invesco Global Real Estate Fund
Assets - Securities
Common Stocks
Australia	—	73,438	—	—	73,438
Brazil	7,496	—	—	—	7,496
Canada	33,151	—	—	—	33,151
Chile	1,694	—	—	—	1,694
China	—	35,160	—	—	35,160
France	—	19,650	—	—	19,650
Germany	—	76,068	—	—	76,068
Hong Kong	—	174,542	—	—	174,542
India	—	1,888	—	—	1,888
Indonesia	—	5,678	—	—	5,678
Ireland	—	5,381	—	—	5,381
Japan	—	176,688	—	—	176,688
Luxembourg	—	16,618	—	—	16,618
Malaysia	—	4,342	—	—	4,342
Malta	—	—	4	—	4
Mexico	7,816	—	—	—	7,816
Netherlands	—	31,643	—	—	31,643
Philippines	—	12,415	—	—	12,415
Singapore	—	38,362	—	—	38,362
South Africa	—	14,653	—	—	14,653
Spain	—	16,620	—	—	16,620
Sweden	—	24,838	—	—	24,838
Switzerland	—	13,617	—	—	13,617
Thailand	—	10,055	—	—	10,055
Turkey	—	1,009	—	—	1,009
United Arab Emirates	—	2,187	—	—	2,187
United Kingdom	—	71,285	—	—	71,285
United States of America	782,436	—	—	—	782,436
Short Term Investments	15,279	—	—	—	15,279
	847,872	826,137	4	—	1,674,013
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	1	—	—	1
	—	1	—	—	1
JNL/Invesco International Growth Fund
Assets - Securities
Common Stocks	315,535	1,013,078	—	—	1,328,613
Rights	—	31	—	—	31
Short Term Investments	79,291	—	—	—	79,291
	394,826	1,013,109	—	—	1,407,935
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	4	—	—	4
	—	4	—	—	4
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(6)	—	—	(6)
	—	(6)	—	—	(6)
JNL/Invesco Mid Cap Value Fund
Assets - Securities
Common Stocks	517,743	—	—	—	517,743
Short Term Investments	11,852	—	—	—	11,852
	529,595	—	—	—	529,595
JNL/Invesco Small Cap Growth Fund
Assets - Securities
Common Stocks	2,059,816	—	—	—	2,059,816
Short Term Investments	88,893	—	—	—	88,893
	2,148,709	—	—	—	2,148,709
JNL/JPMorgan MidCap Growth Fund
Assets - Securities
Common Stocks	2,006,533	—	—	—	2,006,533
Short Term Investments	68,739	—	—	—	68,739
	2,075,272	—	—	—	2,075,272

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/JPMorgan U.S. Government & Quality Bond Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	70,547	—	—	70,547
Corporate Bonds And Notes	—	76,248	—	—	76,248
Government And Agency Obligations	—	1,041,755	—	—	1,041,755
Short Term Investments	46,956	—	—	—	46,956
	46,956	1,188,550	—	—	1,235,506
JNL/Lazard Emerging Markets Fund
Assets - Securities
Common Stocks	237,930	611,888	—	—	849,818
Short Term Investments	44,646	—	—	—	44,646
	282,576	611,888	—	—	894,464
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	—	—	—	—
	—	—	—	—	—
JNL/Mellon Capital Consumer Staples Sector Fund
Assets - Securities
Common Stocks	23,214	—	—	—	23,214
Investment Companies	40	—	—	—	40
Short Term Investments	144	6	—	161	311
	23,398	6	—	161	23,565
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	1	—	—	—	1
	1	—	—	—	1
JNL/Mellon Capital Emerging Markets Index Fund
Assets - Securities
Common Stocks	231,355	1,064,656	3,875	—	1,299,886
Preferred Stocks	43,880	—	—	—	43,880
Other Equity Interests	—	—	—	—	—
Short Term Investments	4,449	862	—	9,343	14,654
	279,684	1,065,518	3,875	9,343	1,358,420
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(579)	—	—	—	(579)
	(579)	—	—	—	(579)
JNL/Mellon Capital European 30 Fund
Assets - Securities
Common Stocks	—	410,279	—	—	410,279
Preferred Stocks	—	17,067	—	—	17,067
Short Term Investments	15,448	125	—	—	15,573
	15,448	427,471	—	—	442,919
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	1	—	—	—	1
Open Forward Foreign Currency Contracts	—	12	—	—	12
	1	12	—	—	13
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(2)	—	—	—	(2)
Open Forward Foreign Currency Contracts	—	(18)	—	—	(18)
	(2)	(18)	—	—	(20)
JNL/Mellon Capital Industrials Sector Fund
Assets - Securities
Common Stocks	40,932	—	—	—	40,932
Investment Companies	18	—	—	—	18
Short Term Investments	—	19	—	241	260
	40,950	19	—	241	41,210
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(15)	—	—	—	(15)
	(15)	—	—	—	(15)
JNL/Mellon Capital Materials Sector Fund
Assets - Securities
Common Stocks	50,055	—	—	—	50,055
Investment Companies	122	—	—	—	122
Short Term Investments	263	8	—	444	715
	50,440	8	—	444	50,892
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(6)	—	—	—	(6)
	(6)	—	—	—	(6)
JNL/Mellon Capital Pacific Rim 30 Fund
Assets - Securities
Common Stocks	—	277,753	—	—	277,753
Investment Companies	988	—	—	—	988
Short Term Investments	903	80	—	—	983
	1,891	277,833	—	—	279,724

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/Mellon Capital Pacific Rim 30 Fund (continued)
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	5	—	—	—	5
Open Forward Foreign Currency Contracts	—	2	—	—	2
	5	2	—	—	7
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(26)	—	—	—	(26)
Open Forward Foreign Currency Contracts	—	(18)	—	—	(18)
	(26)	(18)	—	—	(44)
JNL/Mellon Capital Real Estate Sector Fund
Assets - Securities
Common Stocks	153,866	—	—	—	153,866
Investment Companies	12	—	—	—	12
Short Term Investments	124	20	—	2,047	2,191
	154,002	20	—	2,047	156,069
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	18	—	—	—	18
	18	—	—	—	18
JNL/Mellon Capital S&P 500 Index Fund
Assets - Securities
Common Stocks	7,879,240	—	—	—	7,879,240
Short Term Investments	62,365	283,239	—	115,004	460,608
	7,941,605	283,239	—	115,004	8,339,848
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(1,469)	—	—	—	(1,469)
	(1,469)	—	—	—	(1,469)
JNL S&P 500 Index Fund
Assets - Securities
Common Stocks	16,198	—	—	—	16,198
Investment Companies	333	—	—	—	333
Short Term Investments	380	10	—	36	426
	16,911	10	—	36	16,957
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(3)	—	—	—	(3)
	(3)	—	—	—	(3)
JNL/Mellon Capital S&P 400 MidCap Index Fund
Assets - Securities
Common Stocks	3,098,227	—	—	—	3,098,227
Short Term Investments	46,151	2,267	—	145,101	193,519
	3,144,378	2,267	—	145,101	3,291,746
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(1,306)	—	—	—	(1,306)
	(1,306)	—	—	—	(1,306)
JNL/Mellon Capital S&P 1500 Growth Index Fund
Assets - Securities
Common Stocks	33,610	—	—	—	33,610
Investment Companies	49	—	—	—	49
Short Term Investments	533	9	—	107	649
	34,192	9	—	107	34,308
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(3)	—	—	—	(3)
	(3)	—	—	—	(3)
JNL/Mellon Capital S&P 1500 Value Index Fund
Assets - Securities
Common Stocks	15,250	—	—	—	15,250
Investment Companies	33	—	—	—	33
Short Term Investments	240	24	—	166	430
	15,523	24	—	166	15,713
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(3)	—	—	—	(3)
	(3)	—	—	—	(3)
JNL/Mellon Capital Small Cap Index Fund
Assets - Securities
Common Stocks	2,424,523	—	—	—	2,424,523
Investment Companies	25,822	—	—	—	25,822
Short Term Investments	12,780	723	—	140,465	153,968
	2,463,125	723	—	140,465	2,604,313
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(306)	—	—	—	(306)
	(306)	—	—	—	(306)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/Mellon Capital International Index Fund
Assets - Securities
Common Stocks	15,200	1,865,174	—	—	1,880,374
Preferred Stocks	10,293	2,022	—	—	12,315
Rights	99	9	—	—	108
Short Term Investments	6,517	832	—	41,524	48,873
	32,109	1,868,037	—	41,524	1,941,670
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	12	—	—	—	12
Open Forward Foreign Currency Contracts	—	22	—	—	22
	12	22	—	—	34
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(229)	—	—	—	(229)
Open Forward Foreign Currency Contracts	—	(82)	—	—	(82)
	(229)	(82)	—	—	(311)
JNL/Mellon Capital MSCI KLD 400 Social Index Fund
Assets - Securities
Common Stocks	25,678	—	—	—	25,678
Investment Companies	69	—	—	—	69
Short Term Investments	313	8	—	161	482
	26,060	8	—	161	26,229
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(3)	—	—	—	(3)
	(3)	—	—	—	(3)
JNL/Mellon Capital Bond Index Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	22,155	—	—	22,155
Corporate Bonds And Notes	—	289,902	—	—	289,902
Government And Agency Obligations	—	844,628	—	—	844,628
Short Term Investments	81,585	—	—	18,876	100,461
	81,585	1,156,685	—	18,876	1,257,146
Liabilities - Securities
Government And Agency Obligations	—	(2,552)	—	—	(2,552)
	—	(2,552)	—	—	(2,552)
JNL/Mellon Capital Utilities Sector Fund
Assets - Securities
Common Stocks	68,216	—	—	—	68,216
Investment Companies	14	—	—	—	14
Short Term Investments	244	16	—	2,721	2,981
	68,474	16	—	2,721	71,211
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	34	—	—	—	34
	34	—	—	—	34
JNL/MFS Mid Cap Value Fund
Assets - Securities
Common Stocks	914,289	6,278	—	—	920,567
Short Term Investments	22,993	—	—	—	22,993
	937,282	6,278	—	—	943,560
JNL Multi-Manager Alternative Fund
Assets - Securities
Common Stocks	423,599	60,500	2,187	—	486,286
Preferred Stocks	7,387	419	—	—	7,806
Rights	298	—	13	—	311
Warrants	203	14	6	—	223
Non-U.S. Government Agency Asset-Backed Securities	—	10,807	—	—	10,807
Corporate Bonds And Notes	—	211,859	—	—	211,859
Senior Loan Interests	—	45,022	1,185	—	46,207
Government And Agency Obligations	—	51,706	—	—	51,706
Other Equity Interests	—	—	45	—	45
Investment Companies	20,620	—	—	—	20,620
Short Term Investments	302,757	844	—	—	303,601
	754,864	381,171	3,436	—	1,139,471
Liabilities - Securities
Common Stocks	(124,606)	(12,806)	—	—	(137,412)
Preferred Stocks	(684)	—	—	—	(684)
Senior Loan Interests[3]	—	(84)	—	—	(84)
Investment Companies	(11,975)	—	—	—	(11,975)
	(137,265)	(12,890)	—	—	(150,155)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL Multi-Manager Alternative Fund (continued)
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	1,617	—	—	—	1,617
Centrally Cleared Interest Rate Swap Agreements	—	1,807	—	—	1,807
Centrally Cleared Credit Default Swap Agreements	—	20	—	—	20
Exchange Traded Futures Options	26	—	—	—	26
Exchange Traded Purchased Options	742	—	—	—	742
OTC Purchased Options	—	536	—	—	536
Open Forward Foreign Currency Contracts	—	4,145	—	—	4,145
OTC Interest Rate Swap Agreements	—	560	—	—	560
OTC Credit Default Swap Agreements	—	22	—	—	22
OTC Contracts for Difference	—	1,550	—	—	1,550
OTC Total Return Swap Agreements	—	1,011	—	—	1,011
	2,385	9,651	—	—	12,036
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(1,067)	—	—	—	(1,067)
Centrally Cleared Interest Rate Swap Agreements	—	(2,290)	—	—	(2,290)
Centrally Cleared Credit Default Swap Agreements	—	(118)	—	—	(118)
Exchange Traded Futures Options	(34)	—	—	—	(34)
Exchange Traded Written Options	(776)	—	—	—	(776)
OTC Written Options	—	(349)	—	—	(349)
Open Forward Foreign Currency Contracts	—	(3,647)	—	—	(3,647)
OTC Credit Default Swap Agreements	—	(4)	—	—	(4)
OTC Contracts for Difference	—	(2,448)	—	—	(2,448)
OTC Total Return Swap Agreements	—	(722)	—	—	(722)
	(1,877)	(9,578)	—	—	(11,455)
JNL Multi-Manager Mid Cap Fund
Assets - Securities
Common Stocks	938,028	—	—	—	938,028
Short Term Investments	9,635	—	—	—	9,635
	947,663	—	—	—	947,663
JNL Multi-Manager Small Cap Growth Fund
Assets - Securities
Common Stocks	1,962,238	25,292	—	—	1,987,530
Rights	—	—	458	—	458
Short Term Investments	70,278	—	—	131,543	201,821
	2,032,516	25,292	458	131,543	2,189,809
JNL Multi-Manager Small Cap Value Fund
Assets - Securities
Common Stocks	1,209,403	—	—	—	1,209,403
Short Term Investments	23,784	—	—	60,908	84,692
	1,233,187	—	—	60,908	1,294,095
JNL/Neuberger Berman Strategic Income Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	92,718	—	—	92,718
Corporate Bonds And Notes	—	179,231	—	—	179,231
Senior Loan Interests	—	106,389	1,313	—	107,702
Government And Agency Obligations	—	400,504	—	—	400,504
Common Stocks	—	—	77	—	77
Investment Companies	48,100	—	—	—	48,100
Short Term Investments	54,543	25,292	—	—	79,835
	102,643	804,134	1,390	—	908,167
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	413	—	—	—	413
	413	—	—	—	413
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(2,974)	—	—	—	(2,974)
	(2,974)	—	—	—	(2,974)
JNL/Oppenheimer Emerging Markets Innovator Fund
Assets - Securities
Common Stocks	124,341	408,376	274	—	532,991
Preferred Stocks	2,807	—	—	—	2,807
Short Term Investments	46,876	—	—	—	46,876
	174,024	408,376	274	—	582,674
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	7	—	—	7
	—	7	—	—	7
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	—	—	—	—
	—	—	—	—	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/Oppenheimer Global Growth Fund
Assets - Securities
Common Stocks
China	71,214	—	—	—	71,214
Denmark	—	16,492	—	—	16,492
France	—	169,344	—	—	169,344
Germany	—	201,494	—	—	201,494
India	18,066	44,913	—	—	62,979
Italy	—	8,333	—	—	8,333
Japan	—	393,188	—	—	393,188
Netherlands	6,605	90,269	—	—	96,874
Spain	—	58,268	—	—	58,268
Sweden	—	32,685	—	—	32,685
Switzerland	—	65,951	—	—	65,951
United Kingdom	18,978	121,692	—	—	140,670
United States of America	1,310,727	—	—	—	1,310,727
Preferred Stocks	41,092	—	—	—	41,092
Short Term Investments	28,853	—	—	—	28,853
	1,495,535	1,202,629	—	—	2,698,164
JNL/PIMCO Income Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	276,031	405	—	276,436
Corporate Bonds And Notes	—	285,063	—	—	285,063
Senior Loan Interests	—	38,421	1,734	—	40,155
Government And Agency Obligations	—	273,546	—	—	273,546
Other Equity Interests	—	—	—	—	—
Short Term Investments	—	171,142	—	5,766	176,908
	—	1,044,203	2,139	5,766	1,052,108
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	1,662	—	—	—	1,662
Centrally Cleared Interest Rate Swap Agreements	—	1,314	—	—	1,314
Centrally Cleared Credit Default Swap Agreements	—	262	—	—	262
Open Forward Foreign Currency Contracts	—	3,951	—	—	3,951
OTC Credit Default Swap Agreements	—	179	—	—	179
OTC Total Return Swap Agreements	—	13	—	—	13
	1,662	5,719	—	—	7,381
Liabilities - Investments in Other Financial Instruments[2]
Centrally Cleared Interest Rate Swap Agreements	—	(2,068)	—	—	(2,068)
Centrally Cleared Credit Default Swap Agreements	—	(689)	—	—	(689)
OTC Written Options	—	(139)	—	—	(139)
Open Forward Foreign Currency Contracts	—	(1,596)	—	—	(1,596)
OTC Credit Default Swap Agreements	—	(420)	—	—	(420)
OTC Total Return Swap Agreements	—	(8)	—	—	(8)
	—	(4,920)	—	—	(4,920)
JNL/PIMCO Real Return Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	168,674	—	—	168,674
Corporate Bonds And Notes	—	137,410	—	—	137,410
Senior Loan Interests	—	199	—	—	199
Government And Agency Obligations	—	2,476,801	—	—	2,476,801
Preferred Stocks	630	—	—	—	630
Short Term Investments	—	140,014	—	2,829	142,843
	630	2,923,098	—	2,829	2,926,557
Liabilities - Securities
Government And Agency Obligations	—	(42,676)	—	—	(42,676)
	—	(42,676)	—	—	(42,676)
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	423	—	—	—	423
Centrally Cleared Interest Rate Swap Agreements	—	11,489	—	—	11,489
Centrally Cleared Credit Default Swap Agreements	—	212	—	—	212
Exchange Traded Futures Options	44	—	—	—	44
OTC Purchased Options	—	189	—	—	189
Open Forward Foreign Currency Contracts	—	16,543	—	—	16,543
OTC Credit Default Swap Agreements	—	496	—	—	496
	467	28,929	—	—	29,396

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/PIMCO Real Return Fund (continued)
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(4,722)	—	—	—	(4,722)
Centrally Cleared Interest Rate Swap Agreements	—	(3,569)	—	—	(3,569)
Centrally Cleared Credit Default Swap Agreements	—	(45)	—	—	(45)
Exchange Traded Futures Options	(155)	—	—	—	(155)
Exchange Traded Written Options	(117)	—	—	—	(117)
OTC Written Options	—	(433)	—	—	(433)
Open Forward Foreign Currency Contracts	—	(5,241)	—	—	(5,241)
OTC Interest Rate Swap Agreements	—	(1,715)	—	—	(1,715)
	(4,994)	(11,003)	—	—	(15,997)
JNL/PPM America Floating Rate Income Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	3,845	—	—	3,845
Corporate Bonds And Notes	—	41,682	—	—	41,682
Senior Loan Interests	—	1,534,281	9,804	—	1,544,085
Preferred Stocks	834	—	—	—	834
Other Equity Interests	—	34	—	—	34
Common Stocks	2,279	—	2,429	—	4,708
Warrants	—	—	50	—	50
Short Term Investments	44,575	—	—	—	44,575
	47,688	1,579,842	12,283	—	1,639,813
Liabilities - Securities
Senior Loan Interests[3]	—	(11)	—	—	(11)
	—	(11)	—	—	(11)
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	55	—	—	—	55
	55	—	—	—	55
JNL/PPM America High Yield Bond Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	13,876	—	—	13,876
Corporate Bonds And Notes	—	1,813,673	30,352	—	1,844,025
Senior Loan Interests[3]	—	88,472	17,833	—	106,305
Government And Agency Obligations	—	13,489	—	—	13,489
Preferred Stocks	9,329	—	—	—	9,329
Other Equity Interests	—	—	—	—	—
Common Stocks	110,154	2,224	1	—	112,379
Investment Companies	37,385	—	—	—	37,385
Short Term Investments	285,608	—	—	—	285,608
	442,476	1,931,734	48,186	—	2,422,396
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	230	—	—	—	230
	230	—	—	—	230
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(179)	—	—	—	(179)
	(179)	—	—	—	(179)
JNL/PPM America Mid Cap Value Fund
Assets - Securities
Common Stocks	656,014	—	—	—	656,014
Short Term Investments	18,624	—	—	—	18,624
	674,638	—	—	—	674,638
JNL/PPM America Small Cap Value Fund
Assets - Securities
Common Stocks	919,110	—	—	—	919,110
Short Term Investments	20,490	—	—	—	20,490
	939,600	—	—	—	939,600
JNL/PPM America Total Return Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	173,944	—	—	173,944
Corporate Bonds And Notes	—	500,594	7,091	—	507,685
Senior Loan Interests	—	25,821	—	—	25,821
Government And Agency Obligations	—	457,474	—	—	457,474
Short Term Investments	61,254	—	—	—	61,254
	61,254	1,157,833	7,091	—	1,226,178
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	642	—	—	—	642
	642	—	—	—	642
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(132)	—	—	—	(132)
	(132)	—	—	—	(132)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/PPM America Value Equity Fund
Assets - Securities
Common Stocks	216,096	—	—	—	216,096
Short Term Investments	5,057	—	—	—	5,057
	221,153	—	—	—	221,153
JNL/S&P Competitive Advantage Fund
Assets - Securities
Common Stocks	2,728,934	—	—	—	2,728,934
Short Term Investments	3,139	90,329	—	29,891	123,359
	2,732,073	90,329	—	29,891	2,852,293
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(118)	—	—	—	(118)
	(118)	—	—	—	(118)
JNL/S&P Dividend Income & Growth Fund
Assets - Securities
Common Stocks	5,070,082	—	—	—	5,070,082
Short Term Investments	5,771	180,737	—	49,055	235,563
	5,075,853	180,737	—	49,055	5,305,645
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(347)	—	—	—	(347)
	(347)	—	—	—	(347)
JNL/S&P International 5 Fund
Assets - Securities
Common Stocks	4,831	40,681	—	—	45,512
Rights	13	—	—	—	13
Short Term Investments	338	30	—	798	1,166
	5,182	40,711	—	798	46,691
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	—	—	—	—
	—	—	—	—	—
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(16)	—	—	—	(16)
Open Forward Foreign Currency Contracts	—	—	—	—	—
	(16)	—	—	—	(16)
JNL/S&P Intrinsic Value Fund
Assets - Securities
Common Stocks	2,544,804	—	—	—	2,544,804
Short Term Investments	811	523	—	95,369	96,703
	2,545,615	523	—	95,369	2,641,507
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(189)	—	—	—	(189)
	(189)	—	—	—	(189)
JNL/S&P Mid 3 Fund
Assets - Securities
Common Stocks	263,711	—	—	—	263,711
Short Term Investments	416	60	—	30,440	30,916
	264,127	60	—	30,440	294,627
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(16)	—	—	—	(16)
	(16)	—	—	—	(16)
JNL/S&P Total Yield Fund
Assets - Securities
Common Stocks	2,195,237	—	—	—	2,195,237
Short Term Investments	3,401	354	—	103,618	107,373
	2,198,638	354	—	103,618	2,302,610
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(131)	—	—	—	(131)
	(131)	—	—	—	(131)
JNL/Scout Unconstrained Bond Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	63,109	—	—	63,109
Corporate Bonds And Notes	—	155,212	—	—	155,212
Government And Agency Obligations	—	419,055	—	—	419,055
Short Term Investments	34,364	13,410	—	942	48,716
	34,364	650,786	—	942	686,092
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(3,278)	—	—	—	(3,278)
Centrally Cleared Credit Default Swap Agreements	—	(44)	—	—	(44)
	(3,278)	(44)	—	—	(3,322)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/T. Rowe Price Established Growth Fund
Assets - Securities
Common Stocks	9,370,652	179,116	9,412	—	9,559,180
Preferred Stocks	—	—	36,858	—	36,858
Corporate Bonds And Notes	—	17,753	—	—	17,753
Short Term Investments	55,089	—	—	—	55,089
	9,425,741	196,869	46,270	—	9,668,880
JNL/T. Rowe Price Mid-Cap Growth Fund
Assets - Securities
Common Stocks	5,163,049	7,866	3,401	—	5,174,316
Preferred Stocks	—	—	12,741	—	12,741
Short Term Investments	446,346	—	—	—	446,346
	5,609,395	7,866	16,142	—	5,633,403
JNL/T. Rowe Price Short-Term Bond Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	398,177	6,685	—	404,862
Corporate Bonds And Notes	—	776,646	—	—	776,646
Government And Agency Obligations	—	305,084	—	—	305,084
Short Term Investments	19,416	9,621	—	—	29,037
	19,416	1,489,528	6,685	—	1,515,629
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	179	—	—	—	179
Open Forward Foreign Currency Contracts	—	22	—	—	22
	179	22	—	—	201
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(36)	—	—	—	(36)
	(36)	—	—	—	(36)
JNL/T. Rowe Price Value Fund
Assets - Securities
Common Stocks	4,698,308	—	—	—	4,698,308
Preferred Stocks	48,529	—	—	—	48,529
Short Term Investments	21,677	—	—	—	21,677
	4,768,514	—	—	—	4,768,514
JNL/Vanguard Growth Allocation Fund
Assets - Securities
Investment Companies	194,495	—	—	—	194,495
Short Term Investments	770	—	—	5,963	6,733
	195,265	—	—	5,963	201,228
JNL/Vanguard Moderate Allocation Fund
Assets - Securities
Investment Companies	103,148	—	—	—	103,148
Short Term Investments	766	—	—	1,592	2,358
	103,914	—	—	1,592	105,506
JNL/Vanguard Moderate Growth Allocation Fund
Assets - Securities
Investment Companies	165,178	—	—	—	165,178
Short Term Investments	992	—	—	2,291	3,283
	166,170	—	—	2,291	168,461
JNL/Westchester Capital Event Driven Fund
Assets - Securities
Common Stocks	124,700	—	3,417	—	128,117
Preferred Stocks	6,284	—	—	—	6,284
Rights	578	—	14	—	592
Warrants	535	—	213	—	748
Investment Companies	10,659	—	—	—	10,659
Corporate Bonds And Notes	—	36,152	—	—	36,152
Other Equity Interests	—	—	18	—	18
Short Term Investments	11,297	—	—	—	11,297
	154,053	36,152	3,662	—	193,867
Liabilities - Securities
Common Stocks	(17,873)	—	—	—	(17,873)
	(17,873)	—	—	—	(17,873)
Assets - Investments in Other Financial Instruments[2]
Exchange Traded Purchased Options	1,048	29	—	—	1,077
OTC Purchased Options	—	12	—	—	12
Open Forward Foreign Currency Contracts	—	1,322	—	—	1,322
OTC Total Return Swap Agreements	—	7,148	—	—	7,148
	1,048	8,511	—	—	9,559

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/Westchester Capital Event Driven Fund (continued)
Liabilities - Investments in Other Financial Instruments[2]
Exchange Traded Written Options	(2,107)	—	—	—	(2,107)
OTC Written Options	—	(53)	—	—	(53)
Open Forward Foreign Currency Contracts	—	(220)	—	—	(220)
OTC Total Return Swap Agreements	—	(2,384)	(355)	—	(2,739)
	(2,107)	(2,657)	(355)	—	(5,119)
JNL/WMC Balanced Fund
Assets - Securities
Common Stocks	4,956,143	—	—	—	4,956,143
Non-U.S. Government Agency Asset-Backed Securities	—	380,478	4,828	—	385,306
Corporate Bonds And Notes	—	1,018,786	—	—	1,018,786
Government And Agency Obligations	—	1,220,463	—	—	1,220,463
Short Term Investments	341,206	—	—	110,737	451,943
	5,297,349	2,619,727	4,828	110,737	8,032,641
Liabilities - Securities
Government And Agency Obligations	—	(4,581)	—	—	(4,581)
	—	(4,581)	—	—	(4,581)
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	537	—	—	—	537
	537	—	—	—	537
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(504)	—	—	—	(504)
	(504)	—	—	—	(504)
JNL/WMC Government Money Market Fund
Assets - Securities
Government And Agency Obligations	—	358,658	—	—	358,658
Short Term Investments	—	680,784	—	—	680,784
	—	1,039,442	—	—	1,039,442
JNL/WMC Value Fund
Assets - Securities
Common Stocks	1,426,679	29,757	—	—	1,456,436
Short Term Investments	19,767	—	—	5,928	25,695
	1,446,446	29,757	—	5,928	1,482,131

1 Certain investments that are measured at fair value using the NAV per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments. Although there can be no assurance, in general, the fair value of the investment using the NAV per share practical expedient is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

2  Derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

3  Unfunded commitments in JNL/Crescent High Income Fund, JNL/Doubleline Core Fixed Income Fund, JNL/Doubleline Shiller Enhanced CAPE Fund, JNL/FPA + Doubleline Flexible Allocation Fund, JNL Multi-Manager Alternative Fund, JNL/PPM America Floating Rate Income Fund, and JNL/PPM America High Yield Bond Fund are not reflected in the Schedules of Investments. Net unrealized appreciation (depreciation) is reflected as an asset or liability in the table. See Unfunded Commitments in the Schedules of Investments.

The Funds recognize transfers between levels as of the beginning of the period for financial reporting purposes. The following table summarizes significant transfers (in thousands) between Level 1 and Level 2 valuations for the period ended June 30, 2018:

	Transfers out of Level 2 into Level 1 during the Period($)	Transfers out of Level 1 into Level 2 during the Period($)
Transfers related to the application of statistical fair value pricing including changes between closing and evaluated pricing
JNL/Boston Partners Global Long Short Equity Fund
Common Stocks	9,107	—
JNL/Invesco China-India Fund
Common Stocks	—	37,355
JNL/Invesco Global Real Estate Fund
Common Stocks	—	28,966

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

The following table is a rollforward of individually significant securities by issuer Level 3 valuations (in thousands) and transfers by category for which significant unobservable inputs were used to determine fair value during the period ended June 30, 2018:

	Balance at Beginning of Period ($)	Transfers into Level 3 During the Period[2] ($)	Transfers out of Level 3 During the Period[2] ($)	Total Realized and Change in Unrealized Gain/(Loss) ($)	Purchases($)	(Sales) ($)	Balance at End of Period ($)	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at End of Period[1] ($)
JNL/DoubleLine Core Fixed Income Fund
Non-U.S. Government Agency Asset-Backed Securities	—	—	(50,000)[3]	—	50,000[3]	—	—	—
JNL/Franklin Templeton Income Fund
Preferred Stocks	—	—	(24,908)[4]	—	24,908[4]	—	—	—
Preferred Stocks	—	—	(24,800)[5]	—	24,800[5]	—	—	—

1 Reflects the change in unrealized appreciation/ (depreciation) for Level 3 investments held at June 30, 2018.

2  There were no significant transfers between Level 3 and Level 2 valuations during the period ended June 30, 2018 except for those noted.

3  During the period, the valuation of the non-U.S. government agency asset-backed securities held in JNL/DoubleLine Core Fixed Income Fund were transferred from a Level 3 valuation to a Level 2 valuation. At period end, the securities were valued by an independent pricing service and were considered a Level 2 valuation. Previously they were valued using the day lag price and considered a Level 3 valuation.

4  During the period, the valuation of the preferred stocks held in JNL/Franklin Templeton Income Fund were transferred from a Level 3 valuation to a Level 2 valuation. At period end, the securities were valued by an independent pricing service and were considered a Level 2 valuation. Previously they were valued using the purchase price and considered a Level 3 valuation.

5  During the period, the valuation of the preferred stocks held in JNL/Franklin Templeton Income Fund were transferred from a Level 3 valuation to a Level 2 valuation. At period end, the securities were valued by an independent pricing service and were considered a Level 2 valuation. Previously they were valued using the purchase price and considered a Level 3 valuation.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.

NOTE 4. SECURITIES AND OTHER INVESTMENTS

Securities Lending and Securities Lending Collateral. All Funds, except JNL/PPM America Floating Rate Income Fund and JNL/WMC Government Money Market Fund, participate in agency based securities lending programs. Per the securities lending agreements, the securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral. Each Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral received for the following types of securities on loan are as follows: U.S. government fixed income – 102%; U.S. equities – 102%; U.S. corporate fixed income – 102%; international equities – 105%; international corporate fixed income – 105%; sovereign fixed income – 102%; and asset backed investments – 102%. Collateral is maintained over the life of the loan as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. The securities lending agents have agreed to indemnify the Fund in the event of default by a third party borrower. A Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower. The Fund bears the market risk with respect to the collateral investment and securities loaned. The Fund also bears the risk that the agent may default on its obligations to the Fund. Non-cash collateral which a Fund receives may include U.S. government securities; U.S. government agencies’ debt securities; and U.S. government-sponsored agencies’ debt securities and mortgage-backed securities. For non-cash collateral, the Fund receives lending fees negotiated with the borrower. The securities lending agents have agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments.

JPMorgan Chase Bank, N.A. (“JPM Chase”) and State Street Bank and Trust Company (“State Street”) (each a “Custodian” and together the “Custodians”) each serve as securities lending agent to the eligible Funds for which they are Custodian. For the Funds for which JPM Chase is the securities lending agent, the cash collateral is invested in the Securities Lending Cash Collateral Fund LLC, a limited liability company sponsored by the Adviser. Although the Securities Lending Cash Collateral Fund LLC is not a registered fund under the 1940 Act and is not a “money market fund”, it typically has daily liquidity and invests in high quality U.S. dollar-denominated instruments that qualify at time of purchase as “eligible securities” within the meaning of Rule 2a-7 under the 1940 Act which governs money market funds. The Securities Lending Cash Collateral Fund LLC is only offered to the Funds and JNAM affiliated funds. JPM Chase serves as investment adviser to the Securities Lending Cash Collateral Fund LLC and receives a portion of the earnings from the Securities Lending Cash Collateral Fund LLC as consideration for its service as securities lending agent and Adviser to the Securities Lending Cash Collateral Fund LLC. The Securities Lending Cash Collateral Fund LLC pays JNAM an annual fee for accounting and administrative services. Short-term securities in the Securities Lending Cash Collateral Fund LLC are valued at amortized cost, unless it is determined that such practice does not approximate market value. For the Funds for which State Street is the securities lending agent, the cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund and a series of State Street Navigator Securities Lending Trust which is an open-end management company registered under the 1940 Act. Each Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of an approved investment. In addition to investing cash collateral in the Securities Lending Cash Collateral Fund LLC or State Street Navigator Securities Lending Government Money Market Portfolio, JNL/Mellon Capital S&P 500 Index Fund, JNL/Mellon Capital S&P 400 MidCap Index Fund, JNL/S&P Dividend Income & Growth Fund and JNL/S&P Competitive Advantage Fund may invest cash collateral in repurchase agreements collateralized by equity securities. JPM Chase has agreed to bear the risk of any deficiency in the amount

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

of collateral available for return to a borrower due to a decline in value of the repurchase agreements collateralized by equity securities. JNL/AQR Large Cap Relaxed Constraint Equity Fund does not reinvest all of its cash collateral.

Cash collateral received from the borrower is recorded in the Statements of Assets and Liabilities as payable for return of securities loaned. Investments acquired with such cash collateral are reported in a manner consistent with other portfolio investments held by each Fund as Investments - affiliated, at value or Investments - unaffiliated, at value, as applicable, on the Statements of Assets and Liabilities. The value of securities on loan is disclosed as Securities on loan included in investments - unaffiliated, at value on the Statements of Assets and Liabilities. Each Fund’s net exposure to a borrower is determined by the amount of any excess or shortfall in cash collateral received compared to the value of securities on loan. Certain Funds receive non-cash collateral in the form of securities received, which the Funds may not sell or re-pledge and accordingly are not reflected in the Statements of Assets and Liabilities.

U.S. Government Agencies or Government Sponsored Enterprises. Certain Funds may invest in U.S. government agencies or government sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (“U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest paying securities of similar maturities.

Government-related guarantors (i.e., guarantors that are not backed by the full faith and credit of the U.S. government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers, which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

FNMA and FHMLC were placed into conservatorship by the Federal Housing Finance Agency (“FHFA”). As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and each enterprise’s assets. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with FNMA and FHLMC. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received senior preferred stock in each enterprise and warrants to purchase each enterprise’s common stock. The U.S. Treasury created a new secured lending facility, which is available to FNMA and FHLMC as a liquidity backstop and created a temporary program to purchase mortgage-backed securities issued by FNMA and FHLMC. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

Unregistered Securities. A Fund may own certain investment securities that are unregistered and thus restricted to resale. These securities may also be referred to as “private placements”. Unregistered securities may be “illiquid” because there is no readily available market for sale of the securities. Where future dispositions of the securities require registration under the 1933 Act, the Funds have the right to include those securities in such registration generally without cost to the Funds. The Funds have no right to require registration of unregistered securities.

Repurchase Agreements. Certain Funds may invest in repurchase agreements. In a repurchase agreement, a Fund receives debt or equity securities (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the securities at an agreed upon price and date. The underlying securities used as collateral for repurchase agreements may be held in safekeeping by the Fund’s Custodian or designated sub-custodians under triparty repurchase agreements. Earnings on collateral and compensation to the seller are based on agreed upon rates between the seller and the Fund. Interest earned on repurchase agreements is recorded as interest income. When a repurchase agreement is entered into, a Fund typically receives securities with a value that approximates or exceeds the repurchase price, including any accrued interest earned on the repurchase agreement. The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties with a frequency and in amounts prescribed in the repurchase agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of such collateral may decline.

Reverse Repurchase Agreements. Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund delivers to a counterparty a security in exchange for cash with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. Cash received in exchange for securities delivered plus accrued interest to be paid by the Fund are reflected as payable for reverse repurchase agreements on the Statements of Assets and Liabilities. Interest paid is recorded as interest expense to the Fund. The Fund receives principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. In periods of increased demand of the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the value of the security delivered by the Fund may decline below the repurchase price of the security. The Fund will segregate assets determined to be liquid at the Custodian or otherwise cover its obligations under reverse repurchase agreements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

The average daily balance (in thousands) and the weighted average interest rate for reverse repurchase agreements, for the period ended June 30, 2018, were as follows: JNL/PIMCO Income Fund, $33,940 and 2.23%, respectively, for 65 days outstanding; and JNL/PIMCO Real Return Fund, $96,911 and 1.67%, respectively, for 59 days outstanding. The Funds did not have any reverse repurchase agreements outstanding on June 30, 2018.

Forward Sales Commitments. Certain Funds may purchase or sell forward sales commitments. A forward sales commitment involves a Fund entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. The purchase of a forward sales commitment involves the risk of loss if the value of the security to be purchased declines before the settlement date while the sale of a forward sales commitment involves the risk that the value of the securities to be sold may increase before the settlement date. A Fund may dispose of or renegotiate forward sales commitments after they are entered into, and may close these positions before they are delivered, which may result in realized gain or loss.

Delayed-Delivery Securities. Certain Funds may purchase or sell securities on a delayed-delivery basis, including To Be Announced (“TBA”) or “To Be Acquired” securities. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. In TBA transactions, the Fund commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying securities. When delayed-delivery purchases are outstanding, the Fund is required to have sufficient cash and/or liquid securities to cover its commitments on these transactions. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights of ownership of the security, including the risk of price and yield fluctuations, and considers such fluctuations when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and the Fund may sell delayed-delivery securities before they are delivered, which may result in a realized gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains or losses with respect to the security. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. In connection with TBA transactions, Funds may maintain a short position related to certain securities. In connection with these transactions, the Fund owns an equal amount of the securities or holds securities convertible (or exchangeable) into an equal amount of the securities, of the same issuer, as the position held short.

Mortgage-Backed Dollar and Treasury Roll Transactions. Certain Funds may sell mortgage-backed or Treasury securities and simultaneously contract to repurchase securities at a future date at an agreed upon price. The Fund may only enter into covered rolls. A “covered roll” is a type of dollar or Treasury roll for which a Fund maintains offsetting positions in cash, U.S. Government securities, or other liquid assets which mature on or before the forward repurchase settlement date of the dollar or Treasury roll transaction. During the period between the sale and repurchase, a Fund foregoes interest and principal paid on the mortgage-backed or Treasury securities. A Fund is compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Fund to “roll over” its purchase commitments. A Fund may dispose of “covered roll” securities after they are entered into and close these positions before their maturity, which may result in a realized gain or loss.

Dollar or Treasury roll transactions involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of those securities which the Fund is obligated to purchase or that the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

In a mortgage-backed or Treasury securities roll transaction, if the repurchased security is determined to be similar, but not substantially the same, the transaction is accounted for as a purchase and sale. Any gains, losses and any income or fees earned are recorded to realized gain or loss. If the repurchased security is determined to be substantially the same, the transaction is accounted for as a secured borrowing, rather than as a purchase and sales transaction. For Funds with significant transactions characterized as secured borrowing transactions, any income or fees earned are recorded to investment income and financing costs associated with the transaction are recorded to interest expense.

The average daily balance (in thousands) and the weighted average interest rate for Treasury roll transactions accounted for as secured borrowing transactions, for the period ended June 30, 2018, were as follows: JNL/PIMCO Income Fund, $12,527 and 1.09%, respectively, for 60 days outstanding; and JNL/PIMCO Real Return Income Fund, $892,236 and 1.53%, respectively, for 180 days outstanding. At June 30, 2018, JNL/PIMCO Real Return Fund had $734 of deferred income (in thousands) included in payable for Treasury roll transactions on the Statements of Assets and Liabilities.

The following table details treasury roll transactions outstanding as of June 30, 2018:

	Collateral	Counterparty	Borrowing Rate/(Fee Income)(%)	Maturity Date	Payable for Treasury Roll Transactions Including Interest Payable($)
JNL/PIMCO Real Return Fund
	U.S. Treasury Obligations	GSC	2.15	07/03/2018	281,868
	U.S. Treasury Obligations	BCL	2.20	07/05/2018	21,265
	U.S. Treasury Obligations	GSC	2.26	07/05/2018	316,891
	U.S. Treasury Obligations	MSC	2.14	07/05/2018	323,367
	U.S. Treasury Obligations	UBS	1.98	07/12/2018	12,001
	U.S. Treasury Obligations	UBS	2.02	07/17/2018	39,259
					994,651

Inflation-Indexed Bonds. Certain Funds may invest in inflation-indexed bonds which are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive principal payments until maturity.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

Senior and Junior Loans. Certain Funds may invest in Senior loans or secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior loans”) which are purchased or sold on a when-issued or delayed-delivery basis and may be settled a month or more after the trade date. Interest income on these loans is accrued based on the terms of the securities. Senior and Junior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan.

Securities Sold Short. Certain Funds may enter into short sales transactions whereby the Fund sells a security it does not own in anticipation of a decline in the market price of the security. When a Fund engages in a short sale, the Fund borrows the security sold short to make delivery to the buyer. The Fund may have to pay a fee to borrow securities and is often obligated to repay the lender of the securities for any interest or dividends that accrues on the borrowed securities during the period of the loan. Until the Fund closes its short position, the lending broker or lending agent requires assets in the form of securities or cash to be segregated as collateral, which is marked-to-market daily, to the extent necessary to meet margin requirements or cover the short sale obligation. A Fund is obligated to deliver securities at the market price at the time the short position is closed. If the price of the security sold short increases between the time of the short sale and the time that the Fund replaces the borrowed security, the Fund will incur a capital loss; conversely, if the price declines, the Fund will realize a capital gain. A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

Credit Linked Structured Notes. A Fund may use credit linked notes to take positions or manage equity price risk in the normal course of pursuing its investment objective. The value of a credit linked note is based on the price movements of a particular credit, known as a reference credit. Credit linked notes that the Funds invest in are typically listed instruments that typically provide the same return as the underlying reference credit. Credit linked notes are intended to replicate the economic effects that would apply had a Fund directly purchased the underlying reference credit. The Fund generally will receive a fixed or floating coupon and the note’s par value upon maturity. If a specified credit event occurs, such as default or bankruptcy, the Fund may experience a delay in payment or forego interest. The maximum potential risk of loss is limited to the par amount of the credit linked note plus any accrued interest. The reference credit and its credit rating, for each credit linked note, are presented parenthetically in the Schedules of Investments.

Commodity-Linked Structured Notes. A commodity-linked structured note is a debt instrument that contains a return component based on the movement of a commodity index. These notes typically pay interest on the face value of the instrument and a formula based return tied to a commodity index return. These notes may be issued by U.S. and foreign banks, brokerage firms, insurance companies and other corporations. Performance of the particular commodity index will affect performance of the commodity-linked structured note. Commodity-linked structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying index. They may be more volatile and less liquid than the underlying linked index and their value may be affected by the performance of commodities as well as other factors including liquidity, quality, maturity and other economic variables. Commodity-linked structured notes may have early redemption features based on advanced notice from the purchaser or automatic redemption triggered by a preset decline in the underlying commodity index. In addition to fluctuating in response to changes in the underlying commodity index, these notes are debt securities of the issuer and will be subject to credit and interest rate risks that typically affect debt instruments.

Master Limited Partnerships. Certain Funds may invest in Master Limited Partnerships (“MLPs”). An MLP is a publicly traded company organized as a limited partnership or limited liability company and treated as a partnership for federal income tax purposes. The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes. MLPs may derive income and gains from the exploration, development, mining or production, processing, refining, transportation (including pipelines transporting gas, oil, or products thereof), or the marketing of any mineral or natural resources.

Real Estate Investment Trusts. Certain Funds may invest in Real Estate Investment Trusts (“REITs”). REITs are traded as a stock on major stock exchanges and invests in real estate directly, either through properties or mortgages. REITs typically concentrate on a specific geographic region or property type, receive special tax considerations and are a liquid method of investing in real estate.

Participation Note Securities. Certain Funds may invest in Participation Notes (“P-Notes”). P-Notes are promissory notes that are designed to offer a return linked to the performance of a particular underlying equity security or market. P-Notes are issued by banks or broker-dealers and allow a Fund to gain exposure to common stocks in markets where direct investment by the Fund may not be allowed or efficient. A Fund may tender a P-Note for cash payment in an amount that reflects the current market value of the underlying equity investments or market, reduced by program fees.

Unfunded Commitments. Certain Funds may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked-to-market daily. Net unrealized appreciation/depreciation on unfunded commitments is reflected in other assets and payable for investment securities purchased in the Statements of Assets and Liabilities and unrealized appreciation (depreciation) on investments - unaffiliated in the Statements of Operations.

NOTE 5. INVESTMENT TRANSACTION AGREEMENTS AND COLLATERAL

Under various agreements, certain investment transactions require collateral to be pledged to or from a Fund and a counterparty or segregated at the custodian and the collateral is managed pursuant to the terms of the agreement. U.S. Treasury Bills and U.S. dollars are generally the preferred forms of collateral, although other forms of high quality or sovereign securities may be used. Securities held by a Fund that are used as collateral are identified as such within the Schedules of Investments. Collateral for OTC financial derivative transactions paid to or received from brokers and counterparties is included in receivable for deposits with brokers and counterparties and payable for deposits from counterparties in the Statements of Assets and Liabilities.

Master Netting Agreements (“Master Agreements”). Certain Funds are subject to various Master Agreements, which govern the terms of certain transactions and mitigate the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Because different types of financial transactions have different mechanics and are sometimes traded out of

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, potentially resulting in the need for multiple agreements with a single counterparty. A Fund may net exposure and collateralize multiple transaction types governed by the same Master Agreement with the same counterparty and may close out and net its total exposure to a counterparty in the event of a default and/or termination event with respect to all the transactions governed under a single agreement with a counterparty. Each Master Agreement defines whether the Fund is contractually able to net settle daily payments. Additionally, certain circumstances, such as laws of a particular jurisdiction or settlement of amounts due in different currencies, may prohibit or restrict the right of offset as defined in the Master Agreements.

Master Agreements also help limit credit and counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Agreement. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds’ Sub-Advisers attempt to limit counterparty risk by only entering into Master Agreements with counterparties that the Sub-Adviser believes to have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. For swap agreements executed with a Derivatives Clearing Organization (“DCO”) in a multilateral or other trade facility platform (“centrally cleared swaps”), counterparty risk is reduced by shifting exposure from the counterparty to the DCO. Additionally, the DCO has broad powers to provide an orderly liquidation in the event of a default.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”). Master Repo Agreements govern repurchase, reverse repurchase and Treasury roll transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation and confirmation, income payments and transfer, events of default, termination, and maintenance of collateral. In the event of default, the total value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. Securities purchased under repurchase agreements are reflected as an asset on a Fund’s Statement of Assets and Liabilities. The value of repurchase agreements and collateral pledged or received by a counterparty are disclosed in the Schedules of Investments. A Fund’s net exposure to the counterparty is determined by the amount of any excess or shortfall in collateral compared to the value of the repurchase or reverse repurchase agreement.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”). Master Forward Agreements govern the considerations and factors surrounding the settlement of certain forward-settling transactions, such as delayed-delivery transactions, TBA securities and Treasury roll transactions between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. Losses may arise due to changes in the value of the underlying securities prior to settlement date, if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. In the event of default, the unrealized gain or loss will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. In the ordinary course of business, settlements of transactions are not typically subject to net settlement, except for TBA pools.

International Swaps and Derivatives Association Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”). ISDA Master Agreements govern OTC financial derivative transactions entered into by a Fund’s Sub-Adviser and select counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, events of default, termination and maintenance of collateral. Termination includes conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early termination could be material to the financial statements. In the event of default, the total financial derivative value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. The amount of collateral exchanged is based on provisions within the ISDA Master Agreements and is determined by the net exposure with the counterparty and is not identified for a specific OTC derivative instrument.

Customer Account Agreements. Customer Account Agreements and related addendums govern exchange traded or centrally cleared derivative transactions such as futures, options on futures and centrally cleared derivatives. If a Fund transacts in exchange traded or centrally cleared derivatives, the Sub-Adviser is a party to agreements with (1) a Futures Commissions Merchant (“FCM”) in which the FCM facilitates the execution of the exchange traded and centrally cleared derivative with the DCO and (2) with an executing broker/swap dealer to agree to the terms of the swap and resolution process in the event the centrally cleared swap is not accepted for clearing by the designated DCO. Exchange traded and centrally cleared derivatives transactions require posting an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the “initial margin” as determined by each relevant clearing agency and is segregated at an FCM which is registered with the Commodity Futures Trading Commission (“CFTC”) or the applicable regulator. The Fund receives from, or pays to, the counterparty an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as the “variation margin”. For certain exchanges or DCOs, variation margin may include more than one day’s fluctuation in the value of the contracts. Variation margin on the Statements of Assets and Liabilities may include variation margin on closed unsettled derivative transactions. Variation margin received may not be netted between exchange traded and centrally cleared derivatives. In the event of default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to the Fund’s assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk.

Prime Brokerage Arrangements and Other Securities Borrowing Agreements. Certain Funds may enter into Prime Brokerage Arrangements or Securities Borrowing Agreements to facilitate execution and/or clearing of listed equity option transactions or short sales of securities between the Fund and select counterparties. The arrangements provide general guidelines surrounding the rights, obligations and other events, including but not limited to, margin, execution and settlement. These arrangements maintain provisions for, among other things, payments, maintenance of collateral, events of

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

default, and termination. Cash margin and securities delivered as collateral are typically in the possession of the prime broker or lending agent and offset any obligations due to the prime broker or lending agent. Cash collateral held at the prime broker is reflected in Cash collateral segregated for short sales in the Statements of Assets and Liabilities. In the event of default, the value of securities sold short will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

NOTE 6. FINANCIAL DERIVATIVE INSTRUMENTS

Options Transactions. A Fund may buy and sell (“write”) call and put options on securities, futures, indices, currencies, swap agreements (“swaptions”) and inflation caps and floors. An option is a contract that gives the purchaser of the option, in return for a premium paid, the right to buy a specified underlying instrument from the writer of the option (in the case of a call option), or to sell a specified underlying instrument to the writer of the option (in the case of a put option) at a designated price. The right to exercise is dependent upon the contract terms and can be during the term or at expiration of the option. When a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the cost basis of the underlying investment or offset against the proceeds of the underlying investment transaction to determine realized gain or loss. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. The risks associated with purchasing options are limited to premiums paid and the failure of the counterparty to honor its obligation under the contract. When a Fund writes a call or put option or an inflation cap or floor, the premium received by the Fund is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds of the underlying investment transaction or reduce the cost basis of the underlying investment to determine the realized gain or loss. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. Writing put options tends to increase a Fund’s exposure to the underlying instrument. The risk associated with writing an option that is exercised is that an unfavorable change in the price of the security underlying the option could result in a Fund buying the underlying security at a price higher than the current value or selling the underlying security at a price lower than the current market value. There is also the risk a Fund may not be able to enter into a closing transaction if the market is illiquid. Options written by a Fund do not give rise to counterparty credit risk, as they obligate the Fund, not the counterparty, to perform.

Depending on the exchange on which an exchange traded futures option is traded, premium may be paid/received when purchasing/writing the option or there may be no premium paid/received when purchasing/writing the option. Exchange traded futures options are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Variation margin on these options is recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized. Exchange traded futures options involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.

Swaptions are similar to options on securities except that instead of purchasing the right to buy or sell a security, the writer or purchaser of the swaption is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreement. The right to exercise is dependent upon the contract terms and can be during the term or at expiration of the option. Swaptions are illiquid investments. Straddle options are written or purchased with premiums to be determined on a future date which are based upon implied volatility parameters at specified terms. An inflation cap can be used to protect the buyer from inflation erosion above a certain rate. An inflation floor can be used to provide downside protection to investments in inflation-linked products. The maximum potential amount of future payments (undiscounted) that a Fund could be required to make under an inflation cap or floor would be the notional amount times the percentage increase (for an inflation cap) or decrease (for an inflation floor) in inflation determined by the difference between the index’s current value and the value at the time the inflation cap or floor was entered into.

Futures Contracts. A Fund may buy and sell futures on equities, indices, interest rates, commodities and currencies. A futures contract is a standardized contract obligating two parties to exchange a specified asset at an agreed upon price and date. Variation margin is recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized. Futures contracts involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the securities held by the Fund or the change in the value of an underlying entity and the prices of the futures contracts and the possibility the Fund may not be able to enter into a closing transaction because of an illiquid market. With futures, counterparty risk to the Fund is reduced because futures contracts are exchange traded and the exchange’s clearinghouse, acting as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Forward Foreign Currency Contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s investment securities, but it does establish a fixed rate of currency exchange that can be achieved in the future. The value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss and as a receivable or payable from forward foreign currency contracts. Upon settlement, or delivery or receipt of the currency, a realized gain or loss is recorded which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Forward foreign currency contracts involve market risk in excess of the receivable or payable related to forward foreign currency contracts recorded by the Funds. Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Additionally, a Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparty to a contract is unable to meet the terms of the contract or if the currency changes unfavorably to the value of the offsetting currency.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

Swap Agreements. Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the OTC market or executed and centrally cleared with a DCO. OTC swaps are typically illiquid investments.

Swap agreements are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. For OTC swaps, premiums paid or received at the beginning of the measurement period are recorded as an asset or liability by the Fund and represent payments made or received upon entering into the OTC swap to compensate for differences between the stated terms of the OTC swap and prevailing market conditions relating to credit spreads, interest rates, currency exchange rates and other relevant factors as appropriate. These upfront payments are recorded as a realized gain or loss upon termination or maturity of the OTC swap. For centrally cleared swaps, daily changes in valuation are recorded as a receivable or payable, as appropriate, and received from or paid to the DCO on a daily basis until the contracts are terminated at which time a realized gain or loss is recorded. The use of centrally cleared swaps may require a Fund to commit initial and variation margin that may otherwise not be required under an OTC swap. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss. Net periodic payments received or paid by a Fund are included as part of realized gain or loss.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the unrealized gain or loss recorded by a Fund. Such risks include that there is no liquid market for OTC swaps, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreement and that there may be unfavorable changes in interest rates or value of underlying securities. Centrally cleared swaps involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.

Interest Rate Swap Agreements. Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Forms of interest rate swap agreements that the Funds have entered into may include: fixed-for-floating rate swaps, under which a party agrees to pay a fixed rate in exchange for receiving a floating rate tied to a benchmark; floating-for-fixed rate swaps, under which a party agrees to pay a floating rate in exchange for receiving a fixed rate; floating-for-floating rate swaps, under which a party agrees to pay a floating rate in exchange for another floating rate; interest rate caps, under which, in return for a premium, one party agrees to make payments to the other party to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other party to the extent that interest rates fall below a specified rate, or “floor”; interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding certain levels; callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date; or forward spread locks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark.

A Fund’s maximum risk of loss from counterparty credit risk for an interest rate swap agreement is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent this amount is positive.

Cross-Currency Swap Agreements. Cross-currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps may also involve an exchange of notional amounts at the start, during or at expiration of the contract, either at the current spot or another specified rate. A Fund’s maximum risk of loss from counterparty credit risk is generally the aggregate unrealized gain netted against any collateral pledged by the counterparty.

Credit Default Swap Agreements. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return if a credit event occurs for the referenced entity, obligation or index. As a seller of protection, a Fund will generally receive from the buyer of protection a premium in return for such protection and/or a fixed rate of income throughout the term of the swap if there is no credit event. A credit event is defined under the terms of each swap agreement and may include, but is not limited to, underlying entity default, bankruptcy, restructuring, write-down, principal shortfall or interest shortfall. As a seller, a Fund adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the credit default swap. If a Fund is a seller or buyer of protection and a credit event occurs, as defined under the terms of that particular credit default swap agreement, the Fund will either pay to or receive from the buyer or seller of protection an amount prescribed in that particular swap agreement. Until a credit event occurs, recovery values are determined by market makers considering either industry standard recovery rates or entity specific factors and considerations. When a credit event occurs, the recovery value is determined by a facilitated auction, administered by ISDA, whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

A Fund may use credit default swap agreements on corporate or sovereign issues to provide a measure of protection against defaults of an issuer (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

A Fund may use credit default swap agreements on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default. Unlike credit default swaps on corporate or sovereign issues, deliverable obligations in most instances would be limited to the specific referenced obligation because performance for asset-backed securities can vary across deals. Write-downs, such as prepayments and principal pay downs, or loss events on the underlying mortgage

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts.

A Fund may use credit default swap agreements on credit indices to hedge a portfolio of credit default swap agreements or bonds, to protect investors owning bonds against default and to speculate on changes in credit quality. A credit index is a basket of credit instruments or exposures designed to represent a portion of the credit market. These indices consist of reference credits that are considered to be the liquid entities in the credit default swap market based on the index sector. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities and emerging market securities. These components can be determined based upon various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the issuers in the index, and if there is a credit event, the credit event is settled based on that issuer’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each issuer has an equal weight in the index.

Either as a seller of protection or a buyer of protection of a credit default swap agreement, a Fund’s maximum risk of loss from counterparty risk is the fair value of the agreement. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement as disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Total Return Swap Agreements. Some total return swap agreements involve a commitment to pay periodic interest payments in exchange for a market linked return based on a security or a basket of securities. To the extent the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. A Fund’s maximum risk of loss from counterparty credit risk for this type of total return swap agreement is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent this amount is positive. Other total return swap agreements involve a right to receive the appreciation in value of a specified security, index, basket of securities or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon rate. To the extent the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the value of that decline to the counterparty. Additionally, long total return swap agreements on equity securities entitle a Fund to receive from the counterparty dividends paid on an individual security and short total return equity swap agreements obligate a Fund to pay the counterparty dividends paid on an individual security. A Fund’s maximum risk of loss from counterparty credit risk for this type of total return swap agreement is the value of the underlying security, index, basket of securities or other financial instrument along with any dividends or interest receivable.

Non-Deliverable Bond Forward Contracts. A non-deliverable bond forward contract is a short-term forward agreement between two parties to buy or sell a bond denominated in a non-deliverable foreign currency at a specified price and date. Non-deliverable bond forward contracts are marked-to-market daily and change in value is recorded by a Fund as an unrealized gain or loss. A realized gain or loss is recorded at termination of the contract. Upfront premiums paid or received are recorded as an asset or liability by the Fund and represent payments paid or received upon entering into the contract that correlate to the stated price of the underlying security. These upfront premiums are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the contract. The use of these instruments involves the risk that the counterparty to the agreements may default on its obligation to perform. These contracts may be illiquid, and changes in their values may not directly correlate with changes in the value of the underlying security. The maximum amount of potential loss for a non-deliverable bond forward contract is the value of the contract.

Contracts for Difference. Contracts for differences (“CFDs”) are privately negotiated contracts between a buyer and seller stipulating that the seller will pay to or receive from the buyer the difference between the nominal value of the underlying instrument at the opening of the contract and that instrument’s value at the end of the contract. The Funds entered into CFDs where the underlying instrument was a specified security. The Fund can take either a short or long position on the underlying instrument. In exchange for exposure to the underlying asset, the buyer pays a financing fee, which depending on market factors, can result in either expense or income for the buyer. The financing fee disclosed reflects the cost of each CFD from the perspective of the Fund and is dependent upon whether the position is long or short. For long positions, the Fund pays the financing fee. For short positions, the financing fee can be positive or negative depending on whether the spread is greater or less than the floating rate. To the extent the floating rate plus or minus the spread is negative, that is the financing fee paid by the Fund. If the rate is positive, the financing fee generates income for the Fund. CFDs are marked-to-market daily and change in value is recorded by a Fund as an unrealized gain or loss. A realized gain or loss is recorded at termination of the contract. There is no expiration date to the contract, but a CFD is typically terminated by the buyer. A Fund’s maximum risk of loss from counterparty credit risk for a CFD agreement is the ability for the counterparty to make payments or to otherwise honor its financial obligations under the terms of the contract. If the counterparty is unable to make payments, the value of the contract may be reduced.

FASB ASC Topic 815, “Derivatives and Hedging” and Financial Instruments Eligible for Offset. FASB ASC Topic 815 includes the requirement for enhanced qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments; as well as quantitative disclosures in the semi-annual and annual financial statements about fair value, gains and losses, and volume of activity for derivative instruments. Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure which is categorized as credit, commodity, equity price, interest rate and foreign currency exchange rate risk. The following disclosures include: (1) Objectives and strategies for each Fund’s derivative investments during the period. (2) A summary table (in thousands) of the fair valuations of each Fund’s derivative instruments categorized by risk exposure, which references the location on the Statements of Assets and Liabilities and the realized and unrealized gain or loss on the Statements of Operations for each derivative instrument as of June 30, 2018. Funds which held only one type of derivative during the period are not included in the tables as the location on the Statements of Assets and Liabilities and the realized and unrealized gain loss on the Statements of Operations can be referenced directly on each Fund’s respective statements. (3) A summary table (in

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

thousands) of derivative instruments and certain investments of each Fund, which are subject to master netting agreements or a similar agreement and are eligible for offset in the Statements of Assets and Liabilities as of June 30, 2018. For Funds which held only one type of derivative during the period, amounts eligible for offset are presented gross in the Statements of Assets and Liabilities. Net exposure can be referenced in the assets and liabilities on the Statements of Assets and Liabilities and, if collateral exists, the net exposure is offset by collateral identified in the segregated or pledged collateral table. (4) A table reflecting each Fund’s average monthly derivative volume (in thousands) for the period ended June 30, 2018.

JNL/AB Dynamic Asset Allocation Fund Strategies – The Fund entered into purchased options contracts as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy. The Fund entered into futures contracts as a substitute for investment in physical securities, as a means of risk management/hedging, as a means of short-term cash deployment, as an efficient means of obtaining exposure to certain markets as part of its investment strategy, to manage cash flows, to obtain exposure to or hedge changes in securities prices, interest rates and currency rates and to replicate treasury bond positions. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as a part of its overall investment strategy, as a means of risk management/hedging and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into total return swap agreements to obtain exposure to or hedge changes in securities prices, as a substitute for investment in physical securities and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.

JNL/AB Dynamic Asset Allocation Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2018
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	127	—	127
Variation margin on futures/futures options contracts[8]	—	—	38	—	—	38
OTC swap agreements	—	—	179	—	—	179
Total derivative instruments assets	—	—	217	127	—	344
Derivative instruments liabilities:
Forward foreign currency contracts	—	—	—	38	—	38
Variation margin on futures/futures options contracts[8]	—	—	16	—	1	17
Total derivative instruments liabilities	—	—	16	38	1	55
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2018
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	(135)	—	(135)
Futures/futures options contracts	(19)	—	(18)	—	(313)	(350)
Swap agreements	—	—	(231)	—	—	(231)
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	—	—	—	3	3
Forward foreign currency contracts	—	—	—	159	—	159
Futures/futures options contracts	—	—	(153)	—	81	(72)
Swap agreements	—	—	172	—	—	172

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

JNL/AB Dynamic Asset Allocation Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
CIT	179	—	—	179	—	—
JPM	102	—	—	102	—	—
SSB	25	(25)	—	—	—	—
Derivatives eligible for offset	306	(25)	—	281
Derivatives not eligible for offset	38				—	—
	344
Derivative Liabilities by Counterparty*
SSB	31	(25)	—	6	—	—
UBS	7	—	—	7	—	—
Derivatives eligible for offset	38	(25)	—	13
Derivatives not eligible for offset	17				31	599
	55

JNL/AB Dynamic Asset Allocation Fund– Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	1	15,375	10,022	—	—	—	6,849

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

JNL/AQR Managed Futures Strategy Fund Derivative Strategies - The Fund entered into futures contracts as a substitute for investment in physical securities and commodities, as an efficient means of obtaining exposure to certain markets as part of its investment strategy, to manage cash flows, to obtain exposure to or hedge changes in securities prices, interest rates and foreign currency rates and to replicate treasury bond positions. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, to create foreign currency exposure in the U.S. dollar cash balances, as a means of risk management and/or hedging and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into total return swap agreements to obtain exposure to or hedge changes in interest rates and securities prices, as a substitute for investment in physical securities and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.

JNL/AQR Managed Futures Strategy Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2018
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	4,901	—	4,901
Variation margin on futures/futures options contracts[8]	818	—	835	31	469	2,153
OTC swap agreements	783	—	6	—	—	789
Total derivative instruments assets	1,601	—	841	4,932	469	7,843
Derivative instruments liabilities:
Forward foreign currency contracts	—	—	—	7,540	—	7,540
Variation margin on futures/futures options contracts[8]	657	—	672	15	261	1,605
OTC swap agreements	157	—	37	—	—	194
Total derivative instruments liabilities	814	—	709	7,555	261	9,339
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2018
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	(3,512)	—	(3,512)
Futures/futures options contracts	6,363	—	(6,997)	(8,462)	939	(8,157)
Swap agreements	(2,686)	—	(1,951)	—	—	(4,637)
Net change in unrealized appreciation (depreciation) on:
Forward foreign currency contracts	—	—	—	(2,071)	—	(2,071)
Futures/futures options contracts	(2,490)	—	(3,054)	645	549	(4,350)
Swap agreements	513	—	(412)	—	—	101

JNL/AQR Managed Futures Strategy Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BOA	6	(6)	—	—	—	—
CGM	600	(105)	—	495	—	—
CIT	4,901	(4,901)	—	—	110	—
MLP	183	(55)	—	128	—	—
Derivatives eligible for offset	5,690	(5,067)	—	623
Derivatives not eligible for offset	2,153				—	—
	7,843
Derivative Liabilities by Counterparty*
BOA	15	(6)	(9)	—	120	—
CGM	105	(105)	—	—	—	—
CIT	7,540	(4,901)	(2,639)	—	8,616	—
MLP	55	(55)	—	—	1,603	—
MSC	19	—	(19)	—	617	—
Derivatives eligible for offset	7,734	(5,067)	(2,667)	—
Derivatives not eligible for offset	1,605				25,245	—
	9,339

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

JNL/AQR Managed Futures Strategy Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	2,393,451	1,135,735	—	—	—	55,838

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

JNL/BlackRock Global Allocation Fund Derivative Strategies - The Fund entered into option contracts as a directional investment, as a substitute for investment in physical securities, as a means of risk management and/or hedging, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy, to generate income, to obtain exposure to or hedge changes in foreign currencies, interest rates, securities prices and interest rate swap valuations and to take a position on expectations of volatility of a reference entity. The Fund entered into futures contracts as a substitute for investment in physical securities, as a means of risk management and/or hedging, as a means of short-term cash deployment, as an efficient means of obtaining exposure to certain markets as part of its investment strategy, to manage cash flows and to obtain exposure to or hedge changes in securities prices. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, to create foreign currency exposure in U.S. dollar cash balances, as a means of risk management and/or hedging, to hedge foreign currency exposure between trade date and settlement date on investment security purchases and sales and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into interest rate swap agreements to manage duration, as a substitute for investment in physical securities, to execute yield curve, swap spread and sovereign relative values trades, to express views on a country’s interest rates, to hedge against the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall, to maintain its ability to generate income at prevailing market rates and to obtain interest rate and yield curve exposure. The Fund entered into currency and cross-currency swap agreements as a means of risk management and/or hedging, to minimize foreign currency exposure on investment securities denominated in foreign currencies and to secure debt at better value by borrowing at the best available rate regardless of the currency then crossing currency exposure for the desired currency. The Fund entered into credit default swap agreements as a substitute for investment in physical securities, to hedge a portfolio of credit default swap agreements or bonds, to obtain credit exposure, to provide a measure of protection against defaults of issuers and to speculate on changes in credit quality. The Fund entered into total return swaps to obtain exposure to or hedge changes in securities prices, as a substitute for investment in physical securities, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy and to invest in swap positions on dividend futures to obtain exposure to dividend payments.

JNL/BlackRock Global Allocation Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2018
Derivative instruments assets:
Purchased options, at value	21	—	8,352	—	—	8,373
Forward foreign currency contracts	—	—	—	4,364	—	4,364
Variation margin on futures/futures options contracts[8]	—	—	1,092	—	—	1,092
Variation margin on swap agreements[8]	—	—	—	—	52	52
OTC swap agreements	—	—	4,373	1,766	—	6,139
Total derivative instruments assets	21	—	13,817	6,130	52	20,020
Derivative instruments liabilities:
Written options, at value	275	—	13,637	—	—	13,912
Forward foreign currency contracts	—	—	—	11,027	—	11,027
Variation margin on futures/futures options contracts[8]	—	—	25	—	—	25
Variation margin on swap agreements[8]	—	—	—	—	93	93
OTC swap agreements	—	—	1	—	—	1
Total derivative instruments liabilities	275	—	13,663	11,027	93	25,058
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2018
Net realized gain (loss) on:
Purchased option contracts	(2,537)	—	9,648	(3,914)	(2,579)	618
Written option contracts	353	—	3,116	1,670	(1,722)	3,417
Forward foreign currency contracts	—	—	—	2,656	—	2,656
Futures/futures options contracts	—	—	(4,787)	—	—	(4,787)
Swap agreements	—	(284)	2,459	414	(105)	2,484
Net change in unrealized appreciation (depreciation) on:
Purchased options	(458)	—	(7,523)	(940)	815	(8,106)
Written options	(311)	—	(4,977)	(892)	(1,097)	(7,277)
Forward foreign currency contracts	—	—	—	(9,292)	—	(9,292)
Futures/futures options contracts	—	—	217	—	—	217
Swap agreements	—	220	(3,587)	(460)	(4,703)	(8,530)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

JNL/BlackRock Global Allocation Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BCL	367	(367)	—	—	—	—
BNP	5,734	(2,582)	(3,152)	—	5,790	—
BOA	3,091	(1,427)	(1,582)	82	—	1,582
CIT	202	(202)	—	—	—	—
DUB	1,337	(1,337)	—	—	—	—
GSC	707	(707)	—	—	230	—
JPM	44	(44)	—	—	210	—
MSC	892	(892)	—	—	—	—
SGB	355	(355)	—	—	—	—
UBS	6,145	(5,458)	(687)	—	710	2,222
Derivatives eligible for offset	18,874	(13,371)	(5,421)	82
Derivatives not eligible for offset	1,146				—	—
	20,020
Derivative Liabilities by Counterparty*
BCL	3,789	(367)	(2,888)	534	—	2,888
BNP	2,582	(2,582)	—	—	—	—
BOA	1,427	(1,427)	—	—	—	—
CCI	252	—	—	252	—	—
CGM	414	—	—	414	—	—
CIT	1,211	(202)	(1,009)	—	—	1,425
DUB	3,722	(1,337)	(833)	1,552	—	833
GSC	2,438	(707)	—	1,731	—	—
JPM	647	(44)	—	603	—	—
MSC	2,286	(892)	(1,031)	363	—	1,031
SGB	714	(355)	(82)	277	—	82
UBS	5,458	(5,458)	—	—	—	3,168
Derivatives eligible for offset	24,940	(13,371)	(5,843)	5,726
Derivatives not eligible for offset	118				2,657	—
	25,058

JNL/BlackRock Global Allocation Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	23,216	40,054	414,170	283,846	66,575	4,610	36,798

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

JNL/Boston Partners Global Long Short Equity Fund Derivative Strategies - The Fund entered into option contracts as a directional investment, to generate income and to obtain exposure to or hedge changes in securities prices. The Fund entered into foreign currency contracts to settle security purchases and sales denominated in foreign currencies. Due to the number of days between the foreign currency contracts’ trade and settlement dates, the Adviser has deemed the foreign currency contracts as forward foreign currency contracts for accounting and financial reporting purposes. The Fund entered into contracts for difference as a substitute for investment in physical securities and to obtain short exposure.

JNL/Boston Partners Global Long Short Equity Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2018
Derivative instruments assets:
OTC swap agreements	—	—	549	—	—	549
Total derivative instruments assets	—	—	549	—	—	549
Derivative instruments liabilities:
Written options, at value	—	—	702	—	—	702
Forward foreign currency contracts	—	—	—	3	—	3
OTC swap agreements	—	—	295	—	—	295
Total derivative instruments liabilities	—	—	997	3	—	1,000
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2018
Net realized gain (loss) on:
Written option contracts	—	—	920	—	—	920
Forward foreign currency contracts	—	—	—	(247)	—	(247)
Swap agreements	—	—	(1,141)	—	—	(1,141)
Net change in unrealized appreciation (depreciation) on:
Written options	—	—	169	—	—	169
Forward foreign currency contracts	—	—	—	1	—	1
Swap agreements	—	—	440	—	—	440

JNL/Boston Partners Global Long Short Equity Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
GSI	413	(239)	—	174	—	—
MSC	136	—	—	136	—	—
Derivatives eligible for offset	549	(239)	—	310
Derivatives not eligible for offset	—				—	—
	549
Derivative Liabilities by Counterparty*
BBH	3	—	—	3	—	—
GSC	702	—	—	702	—	—
GSI	239	(239)	—	—	—	—
MBL	56	—	(56)	—	620	—
MSC	—	—	—	—	510	—
Derivatives eligible for offset	1,000	(239)	(56)	705
Derivatives not eligible for offset	—				—	—
	1,000

JNL/Boston Partners Global Long Short Equity Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)	Notional Amount of Contracts for Difference ($)
Average monthly volume	781	—	5,252	—	—	—	—	30,053

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

JNL/Franklin Templeton Global Multisector Bond Fund Derivative Strategies - The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, to create foreign currency exposure in U.S. dollar cash balances, as a means of risk management and/or hedging and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into interest rate swap agreements to manage duration, to express views on a country’s interest rates, to hedge against the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall and to obtain interest rate and yield curve exposure.

JNL/Franklin Templeton Global Multisector Bond Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2018
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	29,301	—	29,301
Variation margin on swap agreements[8]	—	—	—	—	233	233
Total derivative instruments assets	—	—	—	29,301	233	29,534
Derivative instruments liabilities:
Forward foreign currency contracts	—	—	—	673	—	673
Total derivative instruments liabilities	—	—	—	673	—	673
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2018
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	(9,873)	—	(9,873)
Swap agreements	—	—	—	—	(1,169)	(1,169)
Net change in unrealized appreciation (depreciation) on:
Forward foreign currency contracts	—	—	—	49,111	—	49,111
Swap agreements	—	—	—	—	21,201	21,201

JNL/Franklin Templeton Global Multisector Bond Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BCL	2,096	(37)	(2,015)	44	—	2,015
BOA	531	—	(531)	—	—	2,025
CIT	3,419	(54)	(3,365)	—	3,910	—
DUB	6,339	(104)	(6,235)	—	8,400	—
GSC	2,397	(77)	(2,320)	—	3,250	—
HSB	1,844	(19)	(1,382)	443	—	1,382
JPM	12,120	(306)	(11,814)	—	—	14,133
SCB	231	—	(170)	61	—	170
UBS	324	(76)	(248)	—	—	260
Derivatives eligible for offset	29,301	(673)	(28,080)	548
Derivatives not eligible for offset	233				—	—
	29,534
Derivative Liabilities by Counterparty*
BCL	37	(37)	—	—	—	—
CIT	54	(54)	—	—	90	—
DUB	104	(104)	—	—	—	—
GSC	77	(77)	—	—	—	—
HSB	19	(19)	—	—	—	—
JPM	306	(306)	—	—	—	—
UBS	76	(76)	—	—	—	—
Derivatives eligible for offset	673	(673)	—	—
Derivatives not eligible for offset	—				33,573	—
	673

JNL/Franklin Templeton Global Multisector Bond Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	—	1,746,033	338,169	—	—	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

JNL/Franklin Templeton Income Fund Derivative Strategies – The Fund entered into options to generate income. The Fund entered into foreign currency contracts to settle security purchases and sales denominated in foreign currencies. Due to the number of days between the foreign currency contracts’ trade and settlement dates, the Adviser has deemed the foreign currency contracts as forward foreign currency contracts for accounting and financial reporting purposes.

JNL/Franklin Templeton Income Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Derivative instruments liabilities:
Written options, at value	—	—	270	—	—	270
Total derivative instruments liabilities	—	—	270	—	—	270
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2018
Net realized gain (loss) on:
Written option contracts	—	—	440	—	—	440
Forward foreign currency contracts	—	—	—	(28)	—	(28)
Net change in unrealized appreciation (depreciation) on:
Written options	—	—	(104)	—	—	(104)

JNL/ Franklin Templeton Income Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	87	—	373	—	—	—	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

JNL/Goldman Sachs Core Plus Bond Fund Derivative Strategies – The Fund entered into options as a means of risk management/hedging, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy, to obtain exposure to or hedge changes in interest rates and interest rate swap valuations. The Fund entered into futures contracts as a substitute for investment in physical securities, as a means of risk management/hedging, as an efficient means of obtaining exposure to certain markets as part of its investment strategy, to obtain exposure to or hedge changes in interest rates and to replicate treasury bond positions. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, as a means of risk management/hedging and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into interest rate swap agreements to manage duration, as a substitute for investment in physical securities, to execute yield curve, swap spread and sovereign relative value trades, to express views on a country’s interest rates, to hedge against the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall and to obtain interest and yield curve exposure. The Fund entered into credit default swap agreements as a substitute for investment in physical securities, to hedge a portfolio of credit default swap agreements or bonds, to obtain credit exposure, to provide a measure of protection against defaults of issuers and to manage overall exposure to credit markets. The Fund entered into non-deliverable bond forward contracts to obtain exposure to or hedge changes in foreign currencies and as a means of risk management/hedging.

JNL/Goldman Sachs Core Plus Bond Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2018
Derivative instruments assets:
Purchased options, at value	—	—	—	—	530	530
Forward foreign currency contracts	—	—	—	3,318	—	3,318
Variation margin on futures/futures options contracts[8]	—	—	—	—	66	66
Variation margin on swap agreements[8]	—	17	—	—	139	156
OTC swap agreements	—	6	—	—	38	44
OTC swap premiums paid	—	150	—	—	3	153
Total derivative instruments assets	—	173	—	3,318	776	4,267
Derivative instruments liabilities:
Written options, at value	—	—	—	—	502	502
Forward foreign currency contracts	—	—	—	6,674	—	6,674
Variation margin on futures/futures options contracts[8]	—	—	—	—	59	59
Variation margin on swap agreements[8]	—	—	—	—	254	254
OTC swap agreements	—	561	—	—	—	561
OTC swap premiums received	—	85	—	—	—	85
Total derivative instruments liabilities	—	646	—	6,674	815	8,135
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2018
Net realized gain (loss) on:
Purchased option contracts	—	—	—	—	(25)	(25)
Forward foreign currency contracts	—	—	—	(2,675)	—	(2,675)
Futures/futures options contracts	—	—	—	—	(4,303)	(4,303)
Swap agreements	—	(690)	—	—	160	(530)
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	—	—	—	(233)	(233)
Written options	—	—	—	—	214	214
Forward foreign currency contracts	—	—	—	(5,387)	—	(5,387)
Futures/futures options contracts	—	—	—	—	1,315	1,315
Swap agreements	—	1,032	—	—	871	1,903

JNL/Goldman Sachs Core Plus Bond Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BOA	73	(73)	—	—	—	—
CGM	3	(3)	—	—	—	—
CIT	326	(326)	—	—	—	—
HSB	36	—	—	36	—	—
JPM	70	(70)	—	—	—	—
MSC	3,384	(3,384)	—	—	—	—
Derivatives eligible for offset	3,892	(3,856)	—	36
Derivatives not eligible for offset	375				—	—
	4,267
Derivative Liabilities by Counterparty*
BCL	20	—	—	20	—	—
BOA	112	(73)	(39)	—	60	—
CGM	68	(3)	—	65	—	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
CIT	484	(326)	(158)	—	290	—
DUB	74	—	—	74	—	—
JPM	208	(70)	(138)	—	140	—
MSC	6,771	(3,384)	(3,387)	—	9,270	—
Derivatives eligible for offset	7,737	(3,856)	(3,722)	159
Derivatives not eligible for offset	398				4,278	2,250
	8,135

JNL/Goldman Sachs Core Plus Bond Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)	Notional Amount of Non-Deliverable Bond Forward Contracts ($)
Average monthly volume	922	361,744	1,139,763	1,360,936	—	86,938	—	144

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

JNL/Goldman Sachs Emerging Markets Debt Fund Derivative Strategies – The Fund entered into purchased options to obtain exposure to or hedge changes in interest rates. The Fund entered into futures contracts as a means of risk management/hedging, as an efficient means of obtaining exposure to certain markets as part of its investment strategy and to obtain exposure to or hedge changes in interest rates. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, as a means of risk management/hedging and to reduce foreign currency exposure on investment securities denominate in foreign currencies. The Fund entered into interest rate swap agreements to manage duration, as a substitute for investment in physical securities, to execute yield curve, swap spread and sovereign relative value trades, to express views on a country’s interest rates, to hedge against the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall and to obtain interest rate and yield curve exposure. The Fund entered into credit default swap agreements to obtain credit exposure. The Fund entered into non-deliverable bond forward contracts as a substitute for investment in physical securities.

JNL/Goldman Sachs Emerging Markets Debt Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2018
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	2,707	—	2,707
Variation margin on futures/futures options contracts[8]	—	—	—	—	9	9
Variation margin on swap agreements[8]	—	—	—	—	29	29
OTC swap agreements	—	14	—	—	317	331
OTC swap premiums paid	—	245	—	—	118	363
Total derivative instruments assets	—	259	—	2,707	473	3,439
Derivative instruments liabilities:
Forward foreign currency contracts	—	—	—	4,863	—	4,863
Variation margin on futures/futures options contracts[8]	—	—	—	—	4	4
Variation margin on swap agreements[8]	—	—	—	—	94	94
OTC swap agreements	—	721	—	—	111	832
OTC swap premiums received	—	173	—	—	42	215
Total derivative instruments liabilities	—	894	—	4,863	251	6,008
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2018
Net realized gain (loss) on:
Purchased option contracts	—	—	—	—	(6)	(6)
Forward foreign currency contracts	—	—	—	(6,471)	—	(6,471)
Futures/futures options contracts	—	—	—	—	454	454
Swap agreements	—	(266)	—	—	(699)	(965)
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	—	—	—	(11)	(11)
Forward foreign currency contracts	—	—	—	(1,476)	—	(1,476)
Futures/futures options contracts	—	—	—	—	(49)	(49)
Swap agreements	—	257	—	—	763	1,020

JNL/Goldman Sachs Emerging Markets Debt Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BOA	61	(61)	—	—	—	—
CGM	56	(56)	—	—	—	—
CIT	1	(1)	—	—	—	—
CSI	7	(7)	—	—	—	—
DUB	10	(10)	—	—	—	—
HSB	42	—	—	42	—	—
JPM	122	(122)	—	—	—	—
MSC	2,739	(2,739)	—	—	50	—
Derivatives eligible for offset	3,038	(2,996)	—	42
Derivatives not eligible for offset	401				—	—
	3,439
Derivative Liabilities by Counterparty*
BCL	12	—	—	12	—	—
BOA	136	(61)	—	75	—	—
CGM	322	(56)	—	266	—	—
CIT	74	(1)	(73)	—	400	—
CSI	26	(7)	(19)	—	30	—
DUB	63	(10)	—	53	—	—
JPM	187	(122)	(65)	—	70	—
MSC	4,875	(2,739)	(2,136)	—	9,730	—
Derivatives eligible for offset	5,695	(2,996)	(2,293)	406

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivatives not eligible for offset	313				2,050	—
	6,008

JNL/Goldman Sachs Emerging Markets Debt Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)	Notional Amount of Non-Deliverable Bond Forward Contracts ($)
Average monthly volume	5	52,607	680,035	107,687	—	52,660	—	3,160

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

JNL/Mellon Capital Emerging Markets Index Fund Derivative Strategies - The Fund entered into futures contracts as a substitute for investment in physical securities, to manage cash flows and to hedge accrued dividends. The Fund entered into forward foreign currency contracts to settle security purchases and sales denominated in foreign currencies. Due to the number of days between the foreign currency contracts’ trade and settlement dates, the Adviser has deemed the foreign currency contracts as forward foreign currency contracts for accounting and financial reporting purposes.

JNL/Mellon Capital Emerging Markets Index Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2018
Derivative instruments assets:
Variation margin on futures/futures options contracts[8]	—	—	280	—	—	280
Total derivative instruments assets	—	—	280	—	—	280
Derivative instruments liabilities:
Variation margin on futures/futures options contracts[8]	—	—	29	—	—	29
Total derivative instruments liabilities	—	—	29	—	—	29
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2018
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	62	—	62
Futures/futures options contracts	—	—	(2,501)	—	—	(2,501)
Net change in unrealized appreciation (depreciation) on:
Futures/futures options contracts	—	—	(1,384)	—	—	(1,384)

JNL/Mellon Capital Emerging Markets Index Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	28,428	97	—	—	—	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

JNL/Mellon Capital European 30 Fund – The Fund entered into futures contracts as a substitute for investment in physical securities, to manage cash flows and to hedge accrued dividends. The Fund entered into forward foreign currency contracts to create foreign currency exposure in U.S. dollar cash balances.

JNL/Mellon Capital European 30 Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2018
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	12	—	12
Variation margin on futures/futures options contracts[8]	—	—	17	—	—	17
Total derivative instruments assets	—	—	17	12	—	29
Derivative instruments liabilities:
Forward foreign currency contracts	—	—	—	18	—	18
Total derivative instruments liabilities	—	—	—	18	—	18
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2018
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	(45)	—	(45)
Futures/futures options contracts	—	—	(79)	—	—	(79)
Net change in unrealized appreciation (depreciation) on:
Forward foreign currency contracts	—	—	—	(11)	—	(11)
Futures/futures options contracts	—	—	6	—	—	6

JNL/Mellon Capital European 30 Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
GSC	3	(3)	—	—	—	—
RBC	4	(1)	—	3	—	—
UBS	5	(3)	—	2	—	—
Derivatives eligible for offset	12	(7)	—	5
Derivatives not eligible for offset	17				—	—
	29
Derivative Liabilities by Counterparty*
BOA	3	—	—	3	—	—
CIT	3	—	—	3	—	—
GSC	4	(3)	—	1	—	—
HSB	2	—	—	2	—	—
RBC	1	(1)	—	—	—	—
SCB	2	—	—	2	—	—
UBS	3	(3)	—	—	—	—
Derivatives eligible for offset	18	(7)	—	11
Derivatives not eligible for offset	—				—	125
	18

JNL/Mellon Capital European 30 Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	2,249	8,130	—	—	—	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

JNL/Mellon Capital Pacific Rim 30 Fund – The Fund entered into futures contracts as a substitute for investment in physical securities, to manage cash flows and to hedge accrued dividends. The Fund entered into forward foreign currency contracts to create foreign currency exposure in U.S. dollar cash balances.

JNL/Mellon Capital Pacific Rim 30 Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2018
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	2	—	2
Variation margin on futures/futures options contracts[8]	—	—	4	—	—	4
Total derivative instruments assets	—	—	4	2	—	6
Derivative instruments liabilities:
Forward foreign currency contracts	—	—	—	18	—	18
Variation margin on futures/futures options contracts[8]	—	—	2	—	—	2
Total derivative instruments liabilities	—	—	2	18	—	20
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2018
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	104	—	104
Futures/futures options contracts	—	—	(56)	—	—	(56)
Net change in unrealized appreciation (depreciation) on:
Forward foreign currency contracts	—	—	—	(19)	—	(19)
Futures/futures options contracts	—	—	(16)	—	—	(16)

JNL/Mellon Capital Pacific Rim 30 Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
UBS	2	(2)	—	—	—	—
Derivatives eligible for offset	2	(2)	—	—
Derivatives not eligible for offset	4				—	—
	6
Derivative Liabilities by Counterparty*
BOA	3	—	—	3	—	—
CIT	4	—	—	4	—	—
GSC	4	—	—	4	—	—
MSC	4	—	—	4	—	—
UBS	3	(2)	—	1	—	—
Derivatives eligible for offset	18	(2)	—	16
Derivatives not eligible for offset	2				—	80
	20

JNL/Mellon Capital Pacific Rim 30 Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	3,317	5,856	—	—	—	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

JNL/Mellon Capital International Index Fund Derivative Strategies - The Fund entered into futures contracts as a substitute for investment in physical securities, to manage cash flows and to hedge accrued dividends. The Fund entered into forward foreign currency contracts to create foreign currency exposure in U.S. dollar cash balances.

JNL/Mellon Capital International Index Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2018
Derivative instruments assets:
Forward foreign currency contracts†	—	—	—	22	—	22
Variation margin on futures/futures options contracts[8]	—	—	120	—	—	120
Total derivative instruments assets	—	—	120	22	—	142
Derivative instruments liabilities:
Forward foreign currency contracts†	—	—	—	82	—	82
Variation margin on futures/futures options contracts[8]	—	—	7	—	—	7
Total derivative instruments liabilities	—	—	7	82	—	89
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2018
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	454	—	454
Futures/futures options contracts	—	—	707	—	—	707
Net change in unrealized appreciation (depreciation) on:
Forward foreign currency contracts	—	—	—	(541)	—	(541)
Futures/futures options contracts	—	—	(302)	—	—	(302)

† The JNL/Mellon Capital International Index Fund's forward foreign currency contracts are not subject to an enforceable master netting agreement. These amounts are presented gross on the Fund's Statement of Assets and Liabilities.

JNL/Mellon Capital International Index Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	19,913	53,408	—	—	—	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

JNL Multi-Manager Alternative Fund Derivative Strategies - The Fund entered into option contracts as a directional investment, as a substitute for investment in physical securities, as a means of risk management/hedging, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy, to generate income, to obtain exposure to or hedge changes in foreign currencies, interest rates, securities prices and credit default swap valuations and to take a position on expectations of volatility of a reference entity. The Fund entered into futures contracts as a substitute for investment in physical securities, as a means of risk management/hedging, as an efficient means of obtaining exposure to certain markets as part of its investment strategy, to manage cash flows, to obtain exposure to or hedge changes in securities prices, interest rates and foreign currency rates and to replicate treasury bond positions. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, to create foreign currency exposure in U.S. dollar cash balances, as a means of risk management/hedging and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into interest rate swap agreements to manage duration, as a substitute for investment in physical securities, to execute yield curve, swap spread and sovereign relative value trades, to hedge against the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall and to obtain interest rate and yield curve exposure. The Fund entered into credit default swap agreements as a substitute for investment in physical securities, to hedge a portfolio of credit default swap agreements or bonds, to obtain credit exposure, to provide a measure of protection against defaults of issuers, to speculate on changes in credit quality and to manage duration at the cross sector level. The Fund entered into total return swap agreements as a substitute for investment in physical securities. The Fund entered into contracts for difference as a substitute for investment in physical securities and to obtain short exposure.

JNL Multi-Manager Alternative Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2018
Derivative instruments assets:
Purchased options, at value	—	3	621	552	102	1,278
Forward foreign currency contracts	—	—	—	4,145	—	4,145
Variation margin on futures/futures options contracts[8]	—	—	—	56	48	104
Variation margin on swap agreements[8]	—	11	—	—	34	45
OTC swap agreements	—	22	2,561	—	560	3,143
OTC swap premiums paid	—	22	—	—	—	22
Total derivative instruments assets	—	58	3,182	4,753	744	8,737
Derivative instruments liabilities:
Written options, at value	—	5	501	351	268	1,125
Forward foreign currency contracts	—	—	—	3,647	—	3,647
Variation margin on futures/futures options contracts[8]	—	—	—	30	161	191
Variation margin on swap agreements[8]	—	—	—	—	84	84
OTC swap agreements	—	4	3,170	—	—	3,174
OTC swap premiums received	—	49	—	—	—	49
Total derivative instruments liabilities	—	58	3,671	4,028	513	8,270
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2018
Net realized gain (loss) on:
Purchased option contracts	—	(65)	11	(520)	(744)	(1,318)
Written option contracts	—	66	(290)	577	2,209	2,562
Forward foreign currency contracts	—	—	—	(700)	—	(700)
Futures/futures options contracts	—	—	—	137	(3,245)	(3,108)
Swap agreements	—	598	1,259	—	1,700	3,557
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	(8)	234	(188)	(91)	(53)
Written options	—	(5)	256	94	(101)	244
Forward foreign currency contracts	—	—	—	1,606	—	1,606
Futures/futures options contracts	—	—	—	119	(587)	(468)
Swap agreements	—	(163)	(2,373)	—	(173)	(2,709)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

JNL Multi-Manager Alternative Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BCL	1,305	(612)	—	693	—	—
BOA	1,457	(615)	(333)	509	—	333
CGM	189	(97)	—	92	—	—
CIT	1,026	(1,026)	—	—	90	—
CSI	1	(1)	—	—	—	—
GSC	1,767	(1,767)	—	—	—	371
JPM	1,414	(1,023)	—	391	—	—
MBL	167	(167)	—	—	—	—
MSC	428	(428)	—	—	—	61
RBS	32	—	—	32	—	—
SSB	38	—	—	38	—	—
Derivatives eligible for offset	7,824	(5,736)	(333)	1,755
Derivatives not eligible for offset	913				—	—
	8,737
Derivative Liabilities by Counterparty*
BBH	26	—	—	26	—	—
BCL	612	(612)	—	—	—	—
BNP	127	—	—	127	—	—
BOA	615	(615)	—	—	1,230	—
CGM	97	(97)	—	—	—	—
CIT	1,190	(1,026)	(164)	—	580	—
CSI	2	(1)	(1)	—	26	—
GSC	2,456	(1,767)	(689)	—	16,640	—
JPM	1,023	(1,023)	—	—	3,060	—
MBL	192	(167)	(25)	—	1,080	—
MLP	—	—	—	—	3,620	—
MSC	830	(428)	(402)	—	3,650	48,852
RBS	—	—	—	—	763	—
Derivatives eligible for offset	7,170	(5,736)	(1,281)	153
Derivatives not eligible for offset	1,100				3,611	—
	8,270

JNL Multi-Manager Alternative Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)	Notional Amount of Contracts for Difference ($)
Average monthly volume	1,650	570,203	190,529	165,278	—	45,219	169,969	108,405

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

JNL/Neuberger Berman Strategic Income Fund Derivative Strategies – The Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates and foreign currency rates. The Fund entered into interest rate swaps agreements to manage duration and hedge against the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall. The Fund entered into credit default swap agreements as a substitute for investment in physical securities and to obtain credit exposure.

JNL/Neuberger Berman Strategic Income Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2018
Derivative instruments assets:
Variation margin on futures/futures options contracts[8]	—	—	—	8	15	23
Total derivative instruments assets	—	—	—	8	15	23
Derivative instruments liabilities:
Variation margin on futures/futures options contracts[8]	—	—	—	13	112	125
Total derivative instruments liabilities	—	—	—	13	112	125
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2018
Net realized gain (loss) on:
Futures/futures options contracts	—	—	—	255	2,864	3,119
Swap agreements	—	94	—	—	275	369
Net change in unrealized appreciation (depreciation) on:
Futures/futures options contracts	—	—	—	185	(2,221)	(2,036)
Swap agreements	—	(112)	—	—	9	(103)

JNL/Neuberger Berman Strategic Income Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	231,849	—	6,761	—	2,356	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

JNL/PIMCO Income Fund – The Fund entered into option contracts as a substitute for investment in physical securities, to generate income, to obtain exposure to or hedge changes in foreign currencies, interest rates and inflation and to take position on expectations of volatility of a reference entity. The Fund entered into futures contracts as an efficient means of obtaining exposure to certain markets as part of its investment strategy and to obtain exposure to or hedge changes in interest rates. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into interest rate swap agreements to manage duration, as a substitute for investment in physical securities, to execute yield curve, swap spread and sovereign relative value trades and to obtain interest rate and yield curve exposure. The Fund entered into credit default swap agreements to obtain credit exposure. The Fund entered into total return swap agreements as a substitute for investment in physical securities and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.

JNL/PIMCO Income Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2018
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	3,951	—	3,951
Variation margin on swap agreements[8]	—	12	—	—	58	70
OTC swap agreements	—	192	—	—	—	192
OTC swap premiums paid	—	119	—	—	—	119
Total derivative instruments assets	—	323	—	3,951	58	4,332
Derivative instruments liabilities:
Written options, at value	—	42	—	—	97	139
Forward foreign currency contracts	—	—	—	1,596	—	1,596
Variation margin on futures/futures options contracts[8]	—	—	—	—	48	48
Variation margin on swap agreements[8]	—	56	—	—	197	253
OTC swap agreements	—	428	—	—	—	428
OTC swap premiums received	—	704	—	—	—	704
Total derivative instruments liabilities	—	1,230	—	1,596	342	3,168
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2018
Net realized gain (loss) on:
Purchased option contracts	—	—	—	—	(9)	(9)
Written option contracts	—	106	—	4	—	110
Forward foreign currency contracts	—	—	—	1,970	—	1,970
Futures/futures options contracts	—	—	—	—	(1,792)	(1,792)
Swap agreements	—	1,930	—	—	(3,781)	(1,851)
Net change in unrealized appreciation (depreciation) on:
Written options	—	61	—	—	(15)	46
Forward foreign currency contracts	—	—	—	4,509	—	4,509
Futures/futures options contracts	—	—	—	—	1,993	1,993
Swap agreements	—	(2,875)	—	—	(865)	(3,740)

JNL/PIMCO Income Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
CIT	1,205	(13)	(650)	542	650	—
CSI	1	(1)	—	—	—	—
DUB	798	(326)	(472)	—	1,220	—
GSC	2,139	(1,496)	(643)	—	1,510	—
Derivatives eligible for offset	4,143	(1,836)	(1,765)	542
Derivatives not eligible for offset	189				—	—
	4,332
Derivative Liabilities by Counterparty*
CGM	253	—	—	253	—	—
CIT	13	(13)	—	—	—	—
CSI	75	(1)	—	74	—	—
DUB	326	(326)	—	—	—	—
GSC	1,496	(1,496)	—	—	—	—
Derivatives eligible for offset	2,163	(1,836)	—	327
Derivatives not eligible for offset	1,005				11,718	4,620
	3,168

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

	Gross Amount Presented in the Statement of Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)

					Total Collateral [5]
					Cash($)	Security($)
Master Forward Agreement Transaction Assets by Counterparty*
BCL	1,791	(1,782)	—	9	—	—
CGM	20,888	(20,861)	—	27	—	—
CSI	48,162	(48,036)	—	126	—	—
GSC	22,922	(22,833)	—	89	—	—
JPM	22,769	(22,659)	—	110	—	—
	116,532	(116,171)	—	361

Master Forward Agreement Transaction Liabilities by Counterparty*
BCL	1,782	(1,782)	—	—	—	—
CGM	20,861	(20,861)	—	—	—	—
CSI	48,036	(48,036)	—	—	—	—
GSC	22,833	(22,833)	—	—	—	—
JPM	22,659	(22,659)	—	—	—	—
	116,171	(116,171)	—	—

JNL/PIMCO Income Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	88	141,815	288,258	271,162	—	242,603	1,186

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

JNL/PIMCO Real Return Fund Derivative Strategies - The Fund entered into option contracts as a substitute for investment in physical securities, to generate income, to obtain exposure to or hedge changes in foreign currencies, interest rates and inflation and to take a position on expectations of volatility of a reference entity. The Fund entered into futures contracts as an efficient means of obtaining exposure to certain markets as part of its investment strategy and to obtain exposure to or hedge changes in interest rates. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into interest rate swap agreements to manage duration as a substitute for investment in physical securities, to execute yield curve, swap spread and sovereign relative value trades and obtain interest rate and yield curve exposure. The Fund entered into credit default swap agreements to obtain credit exposure and to provide a measure of protection against defaults of issuers. The Fund entered into total return swap agreements as a substitute for investment in physical securities and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.

JNL/PIMCO Real Return Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2018
Derivative instruments assets:
Purchased options, at value	—	—	—	—	189	189
Forward foreign currency contracts	—	—	—	16,543	—	16,543
Variation margin on futures/futures options contracts[8]	—	—	—	—	189	189
Variation margin on swap agreements[8]	—	19	—	—	346	365
OTC swap agreements	—	496	—	—	—	496
OTC swap premiums paid	—	—	—	—	129	129
Total derivative instruments assets	—	515	—	16,543	853	17,911
Derivative instruments liabilities:
Written options, at value	—	64	—	55	431	550
Forward foreign currency contracts	—	—	—	5,241	—	5,241
Variation margin on futures/futures options contracts[8]	—	—	—	—	218	218
Variation margin on swap agreements[8]	—	20	—	—	439	459
OTC swap agreements	—	—	—	—	1,715	1,715
OTC swap premiums received	—	634	—	—	—	634
Total derivative instruments liabilities	—	718	—	5,296	2,803	8,817
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2018
Net realized gain (loss) on:
Purchased option contracts	—	—	—	30	(959)	(929)
Written option contracts	—	124	—	12	1,812	1,948
Forward foreign currency contracts	—	—	—	1,015	—	1,015
Futures/futures options contracts	—	—	—	—	5,596	5,596
Swap agreements	—	(531)	—	—	2,000	1,469
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	—	—	—	622	622
Written options	—	14	—	23	(343)	(306)
Forward foreign currency contracts	—	—	—	18,450	—	18,450
Futures/futures options contracts	—	—	—	—	(4,334)	(4,334)
Swap agreements	—	379	—	—	3,606	3,985

JNL/PIMCO Real Return Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
ANZ	363	—	(340)	23	340	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
BNP	4,064	(1,899)	(1,700)	465	1,700	—
BOA	712	(62)	(630)	20	630	—
CGM	55	(55)	—	—	—	—
CIT	1,553	(378)	(1,175)	—	1,660	—
CSI	67	—	—	67	—	—
DUB	2,380	(1,520)	(860)	—	1,390	—
JPM	4,641	(1,537)	(2,790)	314	2,790	—
MLP	73	—	—	73	—	—
MSC	942	(597)	(345)	—	860	—
SCB	1,749	(984)	(765)	—	1,421	—
UBS	629	(348)	(270)	11	270	—
Derivatives eligible for offset	17,228	(7,380)	(8,875)	973
Derivatives not eligible for offset	683				—	—
	17,911
Derivative Liabilities by Counterparty*
BNP	1,899	(1,899)	—	—	—	—
BOA	62	(62)	—	—	—	—
CGM	64	(55)	—	9	—	—
CIT	378	(378)	—	—	—	—
DUB	1,520	(1,520)	—	—	—	—
JPM	1,537	(1,537)	—	—	—	—
MSC	597	(597)	—	—	—	273
SCB	984	(984)	—	—	—	—
UBS	348	(348)	—	—	—	—
Derivatives eligible for offset	7,389	(7,380)	—	9
Derivatives not eligible for offset	1,428				5,600	10,639
	8,817

	Gross Amount Presented in the Statements of Assets and Liabilities[8]($)	Financial Instruments[4]($)	Collateral[5]($)	Net Amount[8]($)

					Total Collateral [7]
					Cash($)	Security($)
Master Forward Agreement Transaction Assets by Counterparty*
BCL	21,337	(21,265)	72	—	270	—
CGM	34,318	(34,247)	—	71	—	—
CSI	152,868	(152,431)	—	437	—	—
GSC	599,899	(598,759)	1,140	—	1,535	—
JPM	21,866	(21,810)	56	—	262	—
MLP	82,795	(82,599)	196	—	713	—
MSC	359,007	(357,696)	1,311	—	2,052	—
UBS	51,465	(51,260)	100	105	100	—
	1,323,555	(1,320,067)	2,875	613
Master Forward Agreement Transaction Liabilities by Counterparty*
BCL	21,265	(21,265)	—	—	—	—
CGM	34,247	(34,247)	—	—	—	—
CSI	152,431	(152,431)	—	—	—	—
GSC	598,759	(598,759)	—	—	—	—
JPM	21,810	(21,810)	—	—	—	—
MLP	82,599	(82,599)	—	—	—	—
MSC	357,696	(357,696)	—	—	—	—
UBS	51,260	(51,260)	—	—	—	—
	1,320,067	(1,320,067)	—	—

JNL/PIMCO Real Return Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	2,246	434,313	934,216	779,006	—	57,624	1,428

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

JNL/S&P International 5 Fund Derivative Strategies - The Fund entered into futures contracts as a substitute for investment in physical securities, to manage cash flows and to hedge accrued dividends. The Fund entered into foreign currency contracts to settle security purchases and sales denominated in foreign currencies. Due to the number of days between the foreign currency contracts’ trade and settlement dates, the Adviser has deemed the foreign currency contracts as forward foreign currency contracts for accounting and financial reporting purposes.

JNL/S&P International 5 Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2018
Derivative instruments assets:
Variation margin on futures/futures options contracts[8]	—	—	3	—	—	3
Total derivative instruments assets	—	—	3	—	—	3
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2018
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	1	—	1
Futures/futures options contracts	—	—	1	—	—	1
Net change in unrealized appreciation (depreciation) on:
Futures/futures options contracts	—	—	(16)	—	—	(16)

JNL/S&P International 5 Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	359	62	—	—	—	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

JNL/Scout Unconstrained Bond Fund Derivative Strategies - The Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy. The Fund entered into credit default swap agreements as a substitute for investment in physical securities and to obtain credit exposure.

JNL/Scout Unconstrained Bond Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Derivative instruments liabilities:
Variation margin on futures/futures options contracts[8]	—	—	—	—	138	138
Variation margin on swap agreements[8]	—	8	—	—	—	8
Total derivative instruments liabilities	—	8	—	—	138	146
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2018
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	1	—	1
Futures/futures options contracts	—	—	—	—	1,256	1,256
Swap agreements	—	185	—	—	—	185
Net change in unrealized appreciation (depreciation) on:
Futures/futures options contracts	—	—	—	—	(4,434)	(4,434)
Swap agreements	—	(44)	—	—	—	(44)

JNL/Scout Unconstrained Bond Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	243,774	1	—	—	7,207	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

JNL/T. Rowe Price Short-Term Bond Fund – The Fund entered into futures contracts as a means of short-term cash deployment. The Fund entered into forward foreign currency contracts as a means of risk management/hedging and to reduce foreign currency exposure on investment securities denominated in foreign currencies.

JNL/T. Rowe Price Short-Term Bond Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2018
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	22	—	22
Total derivative instruments assets	—	—	—	22	—	22
Derivative instruments liabilities:
Variation margin on futures/futures options contracts[8]	—	—	—	—	49	49
Total derivative instruments liabilities	—	—	—	—	49	49
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2018
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	(1)	—	(1)
Futures/futures options contracts	—	—	—	—	(2,130)	(2,130)
Net change in unrealized appreciation (depreciation) on:
Forward foreign currency contracts	—	—	—	36	—	36
Futures/futures options contracts	—	—	—	—	712	712

JNL/T. Rowe Price Short-Term Bond Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BCL	3	—	—	3	—	—
CIT	10	—	—	10	—	—
JPM	3	—	—	3	—	—
MLP	3	—	—	3	—	—
MSC	3	—	—	3	—	—
Derivatives eligible for offset	22	—	—	22
Derivatives not eligible for offset	—				—	—
	22
Derivative Liabilities by Counterparty*
Derivatives eligible for offset	—	—	—	—
Derivatives not eligible for offset	49				—	689
	49

JNL/T. Rowe Price Short-Term Bond Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	341,884	862	—	—	—	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

JNL/Westchester Capital Event Driven Fund Derivative Strategies - The Fund entered into option contracts as a substitute for investment in physical securities, as a means of risk management/hedging, as an efficient means of adjusting overall exposure to certain markets as part of its overall investment strategy, to generate income and to obtain exposure to or hedge changes in securities prices. The Fund entered into forward foreign currency contracts as a means of risk management/hedging and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into total return swap agreements as a substitute for investment in physical securities.

JNL/Westchester Capital Event Driven Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2018
Derivative instruments assets:
Purchased options, at value	—	—	1,089	—	—	1,089
Forward foreign currency contracts	—	—	—	1,322	—	1,322
OTC swap agreements	—	—	7,148	—	—	7,148
Total derivative instruments assets	—	—	8,237	1,322	—	9,559
Derivative instruments liabilities:
Written options, at value	—	—	2,160	—	—	2,160
Forward foreign currency contracts	—	—	—	220	—	220
OTC swap agreements	—	—	2,739	—	—	2,739
Total derivative instruments liabilities	—	—	4,899	220	—	5,119
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2018
Net realized gain (loss) on:
Purchased option contracts	—	—	(3,558)	—	—	(3,558)
Written option contracts	—	—	1,878	—	—	1,878
Forward foreign currency contracts	—	—	—	(615)	—	(615)
Swap agreements	—	—	181	—	—	181
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	—	598	—	—	598
Written options	—	—	296	—	—	296
Forward foreign currency contracts	—	—	—	1,722	—	1,722
Swap agreements	—	—	6,811	—	—	6,811

JNL/Westchester Capital Event Driven Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BOA	519	(519)	—	—	—	—
JPM	7,963	(1,307)	—	6,656	—	—
Derivatives eligible for offset	8,482	(1,826)	—	6,656
Derivatives not eligible for offset	1,077				—	—
	9,559
Derivative Liabilities by Counterparty*
BOA	1,705	(519)	(1,186)	—	9,360	—
JPM	1,307	(1,307)	—	—	21,910	—
MLP	—	—	—	—	3,530	—
Derivatives eligible for offset	3,012	(1,826)	(1,186)	—
Derivatives not eligible for offset	2,107				—	—
	5,119

JNL/Westchester Capital Event Driven Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	5,281	—	57,516	—	—	—	248,349

The financial instruments eligible for offset table is presented for the following Fund, which held forward foreign currency contracts with significant exposure to several counterparties which were eligible for offset with each counterparty.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

JNL/Franklin Templeton Mutual Shares Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BOA	3	—	—	3	—	—
HSB	903	(132)	(771)	—	—	1,915
Derivatives eligible for offset	906	(132)	(771)	3
Derivatives not eligible for offset	—				—	—
	906
Derivative Liabilities by Counterparty*
HSB	132	(132)	—	—	—	—
Derivatives eligible for offset	132	(132)	—	—
Derivatives not eligible for offset	—				—	—
	132

1 Amounts eligible for offset are presented on a gross basis in the Statements of Assets and Liabilities.

2 Financial instruments eligible for offset, but not offset in the Statements of Assets and Liabilities.

3 Cash and security collateral not offset in the Statements of Assets and Liabilities. For derivative assets and liabilities, amounts do not reflect over-collateralization.

4 For assets, net amount represents the amount payable by the counterparty to the Fund in the event of default. For liabilities, net amount represents the amount payable by the Fund to the counterparty in the event of default.

5 Cash and security collateral pledged or segregated for derivative investments. For assets, amount reflects collateral received from or segregated by the counterparty. For liabilities, amount reflects collateral pledged or segregated by the Fund. Collateral for derivatives not eligible for offset includes amounts pledged for margin purposes.

6 The derivative instruments outstanding as of June 30, 2018, as disclosed in the Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period ended June 30, 2018, as disclosed in the Statements of Operations, also serve as indicators of the derivative volume for the Funds.

7 Investment liabilities and assets include delayed delivery securities and secured borrowings. Liabilities reflect amounts payable to the counterparty for the cost of the investment, assets reflect the market value of the investments. The net amount reflects net unrealized gain or loss offset by any collateral with the counterparty. The net unrealized gain or loss constitutes the amount which is subject to margin or collateral requirements as required under the Master Forward Agreement.

8 Derivative asset or liability is not eligible for offset, and a Derivative and Financial Instruments Eligible for Offset table is not presented for the asset or liability, as applicable.

* Counterparties are defined on page 211 in the Schedules of Investments.

The derivative strategy for Funds which held only one type of derivative during the period is as follows: JNL/AQR Large Cap Relaxed Constraint Equity Fund entered into futures to manage cash flow. JNL/DoubleLine Core Fixed Income Fund entered into forward foreign currency contracts as a means of risk management/hedging and to reduce foreign currency exposure on investment securities denominated in foreign currencies. JNL/DoubleLine Shiller Enhanced CAPE Fund entered into total return swap agreements as a substitute for investment in physical securities. JNL/Franklin Templeton Mutual Shares Fund entered into forward foreign currency contracts as a means of risk management and/or hedging and to reduce foreign currency exposure on investment securities denominated in foreign currencies. JNL/Harris Oakmark Global Equity Fund entered into forward foreign currency contracts as a means of risk management and/or hedging. JNL/Invesco Diversified Dividend Fund entered into forward foreign currency contracts to reduce foreign currency exposure on investment securities denominated in foreign currencies. JNL/Mellon Capital Consumer Staples Sector Fund, JNL/Mellon Capital Industrials Sector Fund, JNL/Mellon Capital Materials Sector Fund, JNL/Mellon Capital Real Estate Sector Fund, JNL/Mellon Capital S&P 500 Index Fund, JNL S&P 500 Index Fund, JNL/Mellon Capital S&P 400 MidCap Index Fund, JNL/Mellon Capital S&P 1500 Growth Index Fund, JNL/Mellon Capital S&P 1500 Value Index Fund, JNL/Mellon Capital Small Cap Index Fund, JNL/Mellon Capital MSCI KLD 400 Social Index Fund and JNL/Mellon Capital Utilities Sector Fund entered into futures contracts as a substitute for investment in physical securities, to manage cash flows and to hedge accrued dividends. JNL/PPM America Floating Rate Income Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates. JNL/PPM America High Yield Bond Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates. JNL/PPM America Total Return Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates and foreign currency rates and to replicate treasury bond positions. JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P Mid 3 Fund and JNL/S&P Total Yield Fund entered into futures contracts as a substitute for investment in physical securities, to manage cash flows and to hedge accrued dividends. JNL/WMC Balanced Fund entered into futures contracts as a means of risk management/hedging, as a means of short-term cash deployment and as an efficient means of obtaining exposure to certain markets as part of its investment strategy. JNL/BlackRock Global Natural Resources Fund, JNL/Brookfield Global Infrastructure and MLP Fund, JNL/Causeway International Value Select Fund, JNL/FPA+DoubleLine Flexible Allocation Fund, JNL/Franklin Templeton Global Fund, JNL/Franklin Templeton International Small Cap Growth Fund, JNL/GQG Emerging Markets Equity Fund, JNL/Invesco China-India Fund, JNL/Invesco Global Real Estate Fund, JNL/Invesco International Growth Fund, JNL/MFS Mid Cap Value Fund, JNL Multi-Manager Small Cap Growth Fund, JNL/Oppenheimer Emerging Markets Innovator Fund, JNL/Oppenheimer Global Growth Fund, JNL/T. Rowe Price Establish Growth Fund, JNL/T. Rowe Price Value Fund and JNL/WMC Value Fund entered into foreign currency contracts to settle security purchases and sales denominated in foreign currencies. Due to the number of days between the foreign currency contracts’ trade and settlement dates, the Adviser has deemed the foreign currency contracts as forward foreign currency contracts for accounting and financial reporting purposes.

The derivative instruments outstanding as of June 30, 2018, as disclosed in the Schedules of Investments, and the amounts of realized and change in unrealized gains and losses on derivative instruments during the period ended June 30, 2018, as disclosed in the Statements of Operations, also serve as indicators of the derivative volume for the Funds. For Funds which held only one type of derivative during the period, the average monthly derivative volume (in thousands) is as follows:

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Total Return Swap Agreements ($)
JNL/AQR Large Cap Relaxed Constraint Equity Fund	4,019	—	—
JNL/BlackRock Global Natural Resources Fund	—	59	—
JNL/Brookfield Global Infrastructure and MLP Fund	—	2,178	—
JNL/Causeway International Value Select Fund	—	5,454	—
JNL/DoubleLine Shiller Enhanced CAPE Fund	—	—	1,454,471
JNL/Franklin Templeton Global Fund	—	687	—
JNL/Franklin Templeton International Small Cap Growth Fund	—	1,851	—
JNL/GQG Emerging Markets Equity Fund	—	1,189	—
JNL/Harris Oakmark Global Equity Fund	—	32,122	—
JNL/Invesco China-India Fund	—	2,217	—
JNL/Invesco Diversified Dividend Fund	—	27,393	—
JNL/Invesco Global Real Estate Fund	—	3,233	—
JNL/Invesco International Growth Fund	—	5,354	—
JNL/Lazard Emerging Markets Fund	—	1,494	—
JNL/Mellon Capital S&P 500 Index Fund	80,957	—	—
JNL/Mellon Capital S&P 400 MidCap Index Fund	38,494	—	—
JNL/Mellon Capital Small Cap Index Fund	16,270	—	—
JNL/Oppenheimer Emerging Markets Innovator Fund	—	2,587	—
JNL/Oppenheimer Global Growth Fund	—	5,245	—
JNL/PPM America Floating Rate Income Fund	16,353	—	—
JNL/PPM America High Yield Bond Fund	152,417	—	—
JNL/PPM America Total Return Fund	371,915	—	—
JNL/S&P Competitive Advantage Fund	8,298	—	—
JNL/S&P Dividend Income & Growth Fund	18,904	—	—
JNL/S&P Intrinsic Value Fund	11,850	—	—
JNL/S&P Mid 3 Fund	955	—	—
JNL/S&P Total Yield Fund	8,220	—	—
JNL/T. Rowe Price Value Fund	—	1,432	—
JNL/WMC Balanced Fund	199,493	—	—

Pledged or Segregated Collateral. The following tables summarize cash and securities collateral pledged (in thousands) for Funds at June 30, 2018 for which collateral exists but was not presented in a Derivative and Financial Instruments Eligible for Offset table:

		Futures Contracts		Swap Agreements
	Counterparties	Pledged or Segregated Cash($)	Pledged or Segregated Securities($)	Pledged or Segreged Securities($)
JNL/AQR Large Cap Relaxed Constraint Equity Fund	JPM	209	—	—
JNL/DoubleLine Shiller Enhanced CAPE Fund	BCL/BNP/CIB	—	—	5,575
JNL/Mellon Capital Consumer Staples Sector Fund	GSC	—	6	—
JNL/Mellon Capital Emerging Markets Index Fund	GSC	—	862	—
JNL/Mellon Capital European 30 Fund	GSC	—	125	—
JNL/Mellon Capital Industrials Sector Fund	GSC	—	19	—
JNL/Mellon Capital Materials Sector Fund	GSC	—	8	—
JNL/Mellon Capital Pacific Rim 30 Fund	GSC	—	80	—
JNL/Mellon Capital Real Estate Sector Fund	GSC	—	20	—
JNL/Mellon Capital S&P 500 Index Fund	GSC	—	3,239	—
JNL S&P 500 Index Fund	GSC	—	10	—
JNL/Mellon Capital S&P 400 MidCap Index Fund	GSC	—	2,267	—
JNL/Mellon Capital S&P 1500 Growth Index Fund	GSC	—	9	—
JNL/Mellon Capital S&P 1500 Value Index Fund	GSC	—	24	—
JNL/Mellon Capital Small Cap Index Fund	GSC	—	723	—
JNL/Mellon Capital International Index Fund	GSC	—	832	—
JNL/Mellon Capital MSCI KLD 400 Social Index Fund	GSC	—	8	—
JNL/Mellon Capital Utilities Sector Fund	GSC	—	16	—
JNL/PPM America Floating Rate Income Fund	RBS	132	—	—
JNL/PPM America High Yield Bond Fund	BOA	2,323	—	—
JNL/PPM America Total Return Fund	RBS	686	—	—
JNL/S&P Competitive Advantage Fund	GSC	—	329	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

JNL/S&P Dividend Income & Growth Fund	GSC	—	737	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

		Futures Contracts		Swap Agreements
	Counterparties	Pledged or Segregated Cash($)	Pledged or Segregated Securities($)	Pledged or Segreged Securities($)
JNL/S&P International 5 Fund	GSC	—	30	—
JNL/S&P Intrinsic Value Fund	GSC	—	523	—
JNL/S&P Mid 3 Fund	GSC	—	60	—
JNL/S&P Total Yield Fund	GSC	—	354	—
JNL/T. Rowe Price Short-Term Bond Fund	GSC	—	689	—
JNL/WMC Balanced Fund	GSC	889	—	—

		Securities Sold Short
	Lending Agent/Prime Broker	Pledged Cash($)	Segregated Securities($)
JNL/AQR Large Cap Relaxed Constraint Equity Fund	SSB	1,572	204,444
JNL/BlackRock Global Allocation Fund	UBS	11,603	2,592
JNL/Boston Partners Global Long Short Equity Fund	GSI	209,354	147,335
JNL/FPA + DoubleLine Flexible Allocation Fund	JPM	124,526	353,718
JNL Multi-Manager Alternative Fund	JPM/SSB	40,443	150,427
JNL/Westchester Capital Event Driven Fund	GSI/JPM	20,183	40,413

NOTE 7. INVESTMENT RISKS

Market and Volatility Risk. In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”). Additionally, prices of financial instruments may fluctuate over short periods or extended periods of time in response to company, market, economic or political news (“volatility risk”). Equity securities generally have more price volatility than fixed-income securities, and long term fixed-income securities normally have more price volatility than short term fixed-income securities. Certain Funds may invest in derivatives to hedge a Fund’s portfolio as well as for investment purposes which may increase volatility. Volatility may cause a Fund’s net asset value per share to experience significant appreciation or depreciation in value over short periods of time.

Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or to changes in investor perceptions regarding a sector. Because a Fund may allocate relatively more assets to certain sectors than others, a Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by a Fund.

Concentration Risk. To the extent that a Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or a limited number of securities from time to time, a Fund may be subject to greater risks of adverse economic, business or political developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Interest Rate Risk. When interest rates increase, fixed-income securities generally will decline in value. A wide variety of factors can cause interest rates to rise such as central bank monetary policies, inflation rates and general economic conditions. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.

Prepayment Risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date and that a Fund may have to reinvest the proceeds in an investment that may have a lower interest rate. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.

Credit and Counterparty Risk. In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to failure of the other party to a transaction to perform (“credit risk”). Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. Financial assets, which potentially expose the Funds to credit risk, consist principally of investments and cash due from counterparties (“counterparty risk”). The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets is incorporated within their carrying value as recorded in the Funds’ Statements of Assets and Liabilities. For certain derivative contracts, the potential loss could exceed the value of the financial assets recorded in the financial statements.

Foreign Securities Risk. Investing in securities of foreign companies or issued by foreign governments generally involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include the potential for revaluation of currencies, different accounting policies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices may be more volatile than those of securities of comparable U.S. companies and the U.S. government.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

Currency Risk. Investing directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, involves the risk that those currencies will decline in value relative to the base currency of a Fund, or, in the case of hedging positions, that a Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time or currencies may become illiquid for a number of reasons, including changes in interest rates, general economics of a country, actions (or inaction) of the U.S. government or banks, foreign governments, central banks or supranational entities such as the International Monetary Fund, or the imposition of currency controls or other political developments in the U.S. or abroad.

Leverage Risk. Certain Funds may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund may purchase for investment. Taking short positions may involve leverage of a Fund’s assets. If the value of the underlying instrument or market in which the Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited.

Emerging Market Securities Risk. Investing in securities of emerging market countries generally involves greater risk than investing in foreign securities in developed markets. Emerging market countries typically have economic and political systems that are less fully developed and are likely to be less stable than those in more advanced countries. These risks include the potential for government intervention, adverse changes in earnings and business prospects, liquidity, credit and currency risks, and price volatility.

Sanctioned Securities Risk. Certain Funds may invest in securities issued by companies located in Russia. The U.S. Government and other governments have placed sanctions on Russia. When sanctions are placed on a country, the Fund may experience limitations on its investments including the inability to dispose of securities in that country, the inability to settle securities transactions in that country and the inability to repatriate currency from that country. Investments in sanctioned countries may be volatile, and the Fund and its pricing agent may have difficulty valuing such sanctioned country securities. Investments in sanctioned countries are subject to a number of risks, including, but not limited to, liquidity risk, foreign securities risk and currency risk.

Real Estate Investment Risk. Certain Funds may concentrate their assets in the real estate industry and investments in these Funds will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments. Many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk and could adversely affect a real estate company’s operations and market value in periods of rising interest rates. The value of a Fund’s investment in REITs may be affected by the management skill of the persons managing the REIT. Because REITs have expenses of their own, the Fund will bear a proportional share of those expenses. For Funds that focus their investments in REITs and other companies related to the real estate industry, the value of shares may rise and fall more than the value of shares of a Fund that invests in a broader range of companies.

Participation Note Risk. The JNL/GQG Emerging Markets Equity Fund invests in P-Notes. P-Notes may contain various risks including the potential inability of the counterparty to fulfill its obligations under the terms of the contract. An issuer of P-Notes may fail to make interest payments and repay principal when due, in whole or in part. Changes in an issuer’s financial strength or credit rating may affect a security’s value. These securities may be more volatile and less liquid than other investments held by the Fund.

Master Limited Partnership Risk. Investment in MLPs involves some risks that differ from an investment in the common stock of a corporation. Holders of MLPs have limited control on matters affecting the partnership. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region.

Senior and Junior Loan Risk. When a Fund invests in a loan or participation, the Fund is subject to the risk that an intermediate participant between the Fund and the borrower will fail to meet its obligations to the Fund, in addition to the risk that the borrower under the loan may default on its obligations. Senior and Junior loans typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk and speculative characteristics. The Fund is also subject to the risk that the agent bank administering the loan may fail to meet its obligations.

Cybersecurity Risk. Cyber-attacks could disrupt daily operations related to trading and portfolio management. In addition, technology disruptions and cyber-attacks may impact the operations or securities prices of an issuer or a group of issuers, and thus may have an adverse impact on the value of a Fund’s investments. Cyber-attacks on a Fund’s Sub-Advisers and service providers could cause business failures or delays in daily processing and a Fund may not be able to issue a NAV per share. As a result, cyber-attacks could impact the performance of a Fund.

NOTE 8. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory and Administrative Fees. The Trust has an investment advisory and management agreement with JNAM, whereby JNAM provides investment management services. Each Fund pays JNAM an annual fee, accrued daily and paid monthly, based on a specified percentage of the average daily net assets of each Fund. A portion of this fee is paid by JNAM to the Sub-Advisers as compensation for their services.

JNAM also serves as the Administrator to the Funds. The Funds pay an administrative fee based on the average daily net assets of each Fund, accrued daily and paid monthly. In return for the administrative fee, JNAM provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, JNAM, at its own expense, arranges for legal (except for litigation expenses incurred by the JNL/Franklin Templeton Mutual Shares Fund), audit, fund accounting, transfer agency, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

Compliance Officer costs, and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, registration fees, licensing costs, directors and officers insurance, the fees and expenses of the disinterested Trustees ("Independent Trustees") and independent legal counsel to the Independent Trustees, and a portion of the costs associated with the Chief Compliance Officer.

The following schedules indicate the range of the advisory fee at various net asset levels and the administrative fee each Fund was obligated to pay JNAM. For the advisory fee ranges presented, refer to the Trust’s Prospectus for the specific percentage of average daily net assets and break points for each Fund.

	Advisory Fee (m-millions)			Administrative Fee (b-billions)
	$0 to $100m (%)	$100m to $500m (%)	Over $500m (%)	$0 to $3b (%)	Over $3b (%)
JNL/AB Dynamic Asset Allocation Fund	0.65	0.65	0.625 - 0.58	0.15	0.13
JNL/AQR Large Cap Relaxed Constraint Equity Fund	0.70	0.70 – 0.65	0.65 – 0.63	0.15	0.13
JNL/AQR Managed Futures Strategy Fund	0.85	0.85	0.80 – 0.73	0.15	0.13
JNL/BlackRock Global Allocation Fund	0.65	0.65	0.65 - 0.58	0.15	0.13
JNL/BlackRock Global Natural Resources Fund	0.60	0.60 - 0.50	0.50 – 0.47	0.15	0.13
JNL/BlackRock Large Cap Select Growth Fund	0.60	0.60 - 0.55	0.50 - 0.43	0.10	0.09
JNL/Boston Partners Global Long Short Equity Fund	1.10	1.10	1.10 - 1.03	0.15	0.13
JNL/Brookfield Global Infrastructure and MLP Fund	0.70	0.70	0.70 - 0.63	0.15	0.13
JNL/Causeway International Value Select Fund[1]	0.55	0.55	0.50 – 0.46	0.15	0.13
JNL/ClearBridge Large Cap Growth Fund	0.50	0.50	0.50 – 0.43	0.15	0.13
JNL/Crescent High Income Fund	0.55	0.55	0.55 - 0.48	0.15	0.13
JNL/DFA U.S. Core Equity Fund	0.40	0.40	0.40 – 0.38	0.10	0.09
JNL/DoubleLine Core Fixed Income Fund	0.39	0.39	0.39 – 0.34	0.10	0.09
JNL/DoubleLine Emerging Markets Fixed Income Fund	0.65	0.65	0.60 – 0.58	0.15	0.13
JNL/DoubleLine Shiller Enhanced CAPE Fund	0.625	0.625	0.60 – 0.53	0.15	0.13
JNL/FPA + DoubleLine Flexible Allocation Fund	0.675	0.675	0.675 – 0.58	0.15	0.13
JNL/Franklin Templeton Global Fund	0.65	0.65 – 0.55	0.50 – 0.48	0.15	0.13
JNL/Franklin Templeton Global Multisector Bond Fund	0.60	0.60	0.60 – 0.455	0.15	0.13
JNL/Franklin Templeton Income Fund	0.70	0.65 – 0.55	0.50 – 0.48	0.10	0.09
JNL/Franklin Templeton International Small Cap Growth Fund	0.80	0.80	0.75 – 0.68	0.15	0.13
JNL/Franklin Templeton Mutual Shares Fund	0.62	0.62	0.57 – 0.54	0.10	0.09
JNL/Goldman Sachs Core Plus Bond Fund[2]	0.45	0.45	0.40 – 0.33	0.10	0.09
JNL/Goldman Sachs Emerging Markets Debt Fund	0.625	0.625 – 0.575	0.575 – 0.555	0.15	0.13
JNL/GQG Emerging Markets Equity Fund	0.90	0.90	0.90 – 0.84	0.15	0.13
JNL/Harris Oakmark Global Equity Fund	0.75	0.75 – 0.70	0.70 – 0.655	0.15	0.13
JNL/Invesco China-India Fund	0.75	0.75	0.75 – 0.705	0.15	0.13
JNL/Invesco Diversified Dividend Fund	0.525	0.525	0.525 – 0.48	0.15	0.13
JNL/Invesco Global Real Estate Fund[3]	0.60	0.60	0.60 – 0.55	0.15	0.13
JNL/Invesco International Growth Fund	0.55	0.55	0.50 – 0.46	0.15	0.13
JNL/Invesco Mid Cap Value Fund	0.60	0.60 – 0.55	0.55 – 0.53	0.10	0.09
JNL/Invesco Small Cap Growth Fund[4]	0.675	0.675	0.675 – 0.61	0.10	0.09
JNL/JPMorgan MidCap Growth Fund	0.60	0.60 – 0.55	0.55 – 0.43	0.10	0.09
JNL/JPMorgan U.S. Government & Quality Bond Fund	0.40	0.40 – 0.30	0.25 – 0.23	0.10	0.09
JNL/Lazard Emerging Markets Fund	0.80	0.80 – 0.75	0.75 – 0.73	0.15	0.13
JNL/Mellon Capital Consumer Staples Sector Fund	0.24 – 0.21	0.18	0.18 – 0.15	0.15	0.13
JNL/Mellon Capital Emerging Markets Index Fund	0.30	0.30	0.25 – 0.18	0.15	0.13
JNL/Mellon Capital European 30 Fund	0.27 – 0.21	0.18	0.18 – 0.16	0.15	0.13
JNL/Mellon Capital Industrials Sector Fund	0.24 – 0.21	0.18	0.18 – 0.15	0.15	0.13
JNL/Mellon Capital Materials Sector Fund	0.24 – 0.21	0.18	0.18 – 0.15	0.15	0.13
JNL/Mellon Capital Pacific Rim 30 Fund	0.27 - 0.21	0.18	0.18 – 0.16	0.15	0.13
JNL/Mellon Capital Real Estate Sector Fund	0.24 – 0.21	0.18	0.18 – 0.15	0.15	0.13
JNL/Mellon Capital S&P 500 Index Fund	0.17	0.17	0.13 – 0.10	0.10	0.09
JNL S&P 500 Index Fund	0.20	0.20	0.20 – 0.155	0.10	0.09
JNL/Mellon Capital S&P 400 MidCap Index Fund	0.19	0.19	0.14 – 0.11	0.10	0.09
JNL/Mellon Capital S&P 1500 Growth Index Fund	0.20	0.20	0.20 – 0.155	0.15	0.13
JNL/Mellon Capital S&P 1500 Value Index Fund	0.20	0.20	0.20 – 0.155	0.15	0.13
JNL/Mellon Capital Small Cap Index Fund	0.19	0.19	0.14 – 0.11	0.10	0.09
JNL/Mellon Capital International Index Fund	0.20	0.20	0.15 - 0.12	0.15	0.13
JNL/Mellon Capital MSCI KLD 400 Social Index Fund	0.25	0.25	0.25 – 0.18	0.15	0.13
JNL/Mellon Capital Bond Index Fund	0.20	0.20	0.15 – 0.12	0.10	0.09
JNL/Mellon Capital Utilities Sector Fund	0.24 – 0.21	0.18	0.18 – 0.15	0.15	0.13
JNL/MFS Mid Cap Value Fund[5]	0.60	0.55	0.55 – 0.52	0.10	0.09
JNL Multi-Manager Alternative Fund	1.20	1.20	1.20 – 1.08	0.20	0.18
JNL Multi-Manager Mid Cap Fund	0.65	0.65	0.625 – 0.58	0.15	0.13
JNL/Multi-Manager Small Cap Growth Fund	0.65	0.60	0.55 – 0.53	0.10	0.09
JNL/Multi-Manager Small Cap Value Fund	0.75	0.75 – 0.67	0.65 – 0.63	0.10	0.09
JNL/Neuberger Berman Strategic Income Fund	0.50	0.50	0.45 – 0.38	0.15	0.13
JNL/Oppenheimer Emerging Markets Innovator Fund[6]	1.00	1.00	0.95 – 0.88	0.15	0.13
JNL/Oppenheimer Global Growth Fund	0.50	0.50	0.50 – 0.48	0.15	0.13
JNL/PIMCO Income Fund	0.50	0.50	0.50 – 0.43	0.15	0.13
JNL/PIMCO Real Return Fund	0.39	0.39	0.39 – 0.345	0.10	0.09
JNL/PPM America Floating Rate Income Fund	0.50	0.50	0.45 – 0.405	0.15	0.13

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

	Advisory Fee (m-millions)			Administrative Fee (b-billions)
	$0 to $100m (%)	$100m to $500m (%)	Over $500m (%)	$0 to $3b (%)	Over $3b (%)
JNL/PPM America High Yield Bond Fund	0.40	0.40 – 0.35	0.325 – 0.305	0.10	0.09
JNL/PPM America Mid Cap Value Fund	0.65	0.65 – 0.55	0.50 – 0.455	0.10	0.09
JNL/PPM America Small Cap Value Fund	0.65	0.65 – 0.55	0.50 – 0.455	0.10	0.09
JNL/PPM America Total Return Fund	0.40	0.40	0.40 – 0.33	0.10	0.09
JNL/PPM America Value Equity Fund	0.45	0.45 – 0.40	0.40 – 0.37	0.10	0.09
JNL/S&P Competitive Advantage Fund	0.30	0.30	0.25 – 0.23	0.10	0.09
JNL/S&P Dividend Income & Growth Fund	0.30	0.30	0.25 – 0.23	0.10	0.09
JNL/S&P International 5 Fund[7]	0.32	0.32	0.32 – 0.26	0.15	0.13
JNL/S&P Intrinsic Value Fund	0.30	0.30	0.25 – 0.23	0.10	0.09
JNL/S&P Mid 3 Fund[8]	0.32	0.32	0.32 – 0.26	0.10	0.09
JNL/S&P Total Yield Fund	0.30	0.30	0.25 – 0.23	0.10	0.09
JNL/Scout Unconstrained Bond Fund	0.55	0.55	0.55 – 0.48	0.15	0.13
JNL/T.Rowe Price Established Growth Fund	0.55	0.55 – 0.50	0.45 – 0.42	0.10	0.09
JNL/T.Rowe Price Mid-Cap Growth Fund	0.65	0.65 – 0.60	0.60 – 0.58	0.10	0.09
JNL/T.Rowe Price Short-Term Bond Fund	0.35	0.35 – 0.30	0.30 – 0.255	0.10	0.09
JNL/T.Rowe Price Value Fund	0.59	0.59 – 0.49	0.49 – 0.47	0.10	0.09
JNL/Vanguard Growth Allocation Fund	0.20	0.20	0.20 – 0.155	0.15	0.13
JNL/Vanguard Moderate Allocation Fund	0.20	0.20	0.20 – 0.155	0.15	0.13
JNL/Vanguard Moderate Growth Allocation Fund	0.20	0.20	0.20 – 0.155	0.15	0.13
JNL/Westchester Capital Event Driven Fund	1.05	1.05	1.05 – 0.88	0.10	0.08
JNL/WMC Balanced Fund	0.45 – 0.40	0.40 – 0.35	0.325 – 0.305	0.10	0.09
JNL/WMC Government Money Market Fund	0.18	0.18	0.15 – 0.13	0.10	0.09
JNL/WMC Value Fund	0.45	0.45 – 0.40	0.35 – 0.33	0.10	0.09

1 Prior to April 30, 2018, for advisory fees, the range from $0 - $100 million was 0.60%, the range from $100 - $500 million was 0.60 – 0.55% and for over $500 million was 0.50 – 0.48%.

2 Prior to April 30, 2018, for advisory fees, the range from $0 - $500 million was 0.475% and for over $500 million was 0.45 – 0.37%.

3 Prior to April 30, 2018, for advisory fees, the range from $0 - $500 million was 0.60% and for over $500 million was 0.60 – 0.57%.

4 Prior to April 30, 2018, for advisory fees, the range from $0 - $500 million was 0.70% and for over $500 million was 0.70 – 0.66%.

5 Prior to April 30, 2018, for advisory fees, the range from $0 - $100 million was 0.60%, the range from $100 - $500 million was 0.55% and for over $500 million was 0.55 – 0.53%.

6 Prior to April 30, 2018, for advisory fees, the range from $0 - $500 million was 1.00% and for over $500 million was 1.00 – 0.93%.

7 Prior to April 30, 2018, for advisory fees, the range from $0 - $500 million was 0.35% and for over $500 million was 0.35 – 0.28%.

8 Prior to April 30, 2018, for advisory fees, the range from $0 - $500 million was 0.35% and for over $500 million was 0.35 – 0.28%.

Advisory Fee Waivers and Expense Reimbursements. Pursuant to a contractual expense limitation agreement, JNAM agreed to waive fees and reimburse expenses of the JNL/WMC Government Money Market Fund to the extent necessary to limit operating expenses of each class of shares of the Fund (excluding brokerage expense, interest, taxes, and extraordinary expenses) to an annual rate as a percentage of average daily net assets equal to or less than the Fund’s net investment income for the period. JNAM may recover previously reimbursed expenses from the Fund for fees waived and reimbursed for a period of three years from the end of the fiscal year in which fees were waived and a reimbursement took place. During the period ended June 30, 2018, JNAM recovered $1,185 of previously reimbursed expenses (in thousands). At June 30, 2018, the amount of potentially recoverable expenses (in thousands) was $2,270 that expires on December 31, 2018 and $1,982 that expires on December 31, 2019.

Pursuant to contractual fee waiver agreements, JNAM agreed to waive advisory fees of 0.13% of average daily net assets for JNL S&P 500 Index Fund, 0.04% of average daily net assets for JNL/Vanguard Growth Allocation Fund, and 0.05% of average daily net assets for JNL/Vanguard Moderate Allocation Fund and JNL/Vanguard Moderate Growth Allocation Fund. None of the waived advisory fees can be recaptured by JNAM. The amount of waived expenses is recorded as expense waiver in each Fund’s Statement of Operations.

Pursuant to a voluntary waiver agreement, JNAM agreed to waive advisory fees of 0.01% of average daily net assets exceeding $1 billion and up to $5 billion for JNL/T.Rowe Price Mid-Cap Growth Fund and JNL/T.Rowe Price Value Fund. None of the waived advisory fees can be recaptured by JNAM. The amount of waived expenses for the Funds is recorded as expense waiver in each Fund’s Statement of Operations.

Administrative Fee Waivers. Pursuant to contractual waiver agreements, JNAM agreed to waive 0.05% of the administrative fees of the Class I shares of JNL/DFA U.S. Core Equity Fund, JNL/Mellon Capital Consumer Staples Sector Fund, JNL/Mellon Capital Industrials Sector Fund, JNL/Mellon Capital Materials Sector Fund, JNL/Mellon Capital Real Estate Sector Fund, JNL/Mellon Capital S&P 1500 Growth Index Fund, JNL/Mellon Capital S&P 1500 Value Index Fund, JNL/Mellon Capital MSCI KLD 400 Social Index Fund, JNL/Mellon Capital Utilities Sector Fund, JNL/S&P International 5 Fund and JNL/S&P Mid 3 Fund and 0.12% of the administrative fee of Class I shares of JNL/Vanguard Growth Allocation Fund, JNL/Vanguard Moderate Allocation Fund and JNL/Vanguard Moderate Growth Allocation Fund. None of the waived administrative fees can be recaptured by JNAM. The amount of waived expenses for the Funds is recorded as expense waiver in each Fund’s Statement of Operations.

Distribution Fees. The Trust has adopted a Distribution Plan (the “Plan”) pursuant to the provisions of Rule 12b-1 under the 1940 Act. Pursuant to the Plan, Class A Shares of the Funds pay a distribution and/or service fee (“Rule 12b-1 fee”) to Jackson National Life Distributors LLC (“JNLD”), an affiliate of the Adviser, for the purpose of paying for certain distribution, administrative, or related service expenses from the sale and distribution of each Fund’s Class A shares. To the extent consistent with existing law and the Plan, JNLD may use the Rule 12b-1 fees to reimburse or compensate broker-dealers, administrators or others for providing distribution, administrative or other services. The Funds’ Plan is structured as a compensation plan. Under a compensation plan, the distributor may receive 12b-1 fees in excess of the allowable distribution and related shareholder servicing expenses, but not exceeding the maximum 12b-1 fee, which may be applied to future periods when distribution and related shareholder servicing expenses are less than the maximum 12b-1 fee set by the Plan. Under the Plan, the maximum annual rate for Rule 12b-1 fees paid by the Class A shares of the Funds is 0.30% of the average daily net assets of the Class A shares of each Fund. Each Fund pays the fee monthly to JNLD. JNLD also is the principal underwriter of the

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

variable insurance products issued by Jackson and its subsidiaries. Amounts charged pursuant to the Plan are reflected as 12b-1 fees (Class A) in each Fund’s Statement of Operations.

Affiliated Brokerage Commissions. During the period ended June 30, 2018, the following Fund paid brokerage fees to affiliates for the execution of purchases and sales of portfolio investments (in thousands): JNL/BlackRock Global Natural Resources Fund $2.

Deferred Compensation Plan. The Funds adopted a Deferred Compensation Plan whereby an Independent Trustee may defer the receipt of all or a portion of their compensation. These deferred amounts, which remain as liabilities of the Funds, are treated as if invested and reinvested in shares of one or more funds at the discretion of the applicable Independent Trustee. These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected funds. Liabilities related to deferred balances are included in payable for board of trustees fees in the Statements of Assets and Liabilities. Increases or decreases related to the changes in value of deferred balances are included in board of trustees fees set forth in the Statements of Operations.

Directed Brokerage Commissions. A Sub-Adviser may allocate a portion of a Fund’s equity security transactions (subject to obtaining best execution of each transaction) through certain designated broker/dealers which will rebate a portion of the brokerage commissions to that Fund. Any amount credited to the Fund is reflected as brokerage commissions recaptured in the Statements of Operations.

Security Transactions. Security transactions can occur in the Funds where both the buyer and seller of the security are Funds for which JNAM serves as the Adviser or the other party to the transaction is another fund advised by the Sub-Adviser. Such transactions occur to eliminate transaction costs normally associated with security trading activity. Such transactions are subject to compliance with Rule 17a-7 under the 1940 Act (“Rule 17a-7 transactions”) and are reviewed by the Board. Rule 17a-7 transactions are executed at current market price. The following Funds had Rule 17a-7 transactions (in thousands) that were deemed significant by the Adviser during the period ended June 30, 2018.

	Purchase of Securities($)	Proceeds from Sales of Securities($)
JNL/Invesco Small Cap Growth Fund	27,986	-
JNL/Goldman Sachs Emerging Markets Debt Fund	-	25,119
JNL/PIMCO Income Fund	66,753	2,612
JNL/S&P Intrinsic Value Fund	61,411	10,102
JNL/S&P Total Yield Fund	33,571	24,639

Share Transactions. On September 25, 2017, JNL Series Trust and Jackson Variable Series Trust Funds of Funds’ investment in each Fund was sold from Class A shares and purchased into Class I shares. Proceeds from the sale of shares, cost of shares redeemed, shares sold and shares redeemed in the Statements of Changes in Net Assets includes the simultaneous redemption of Class A shares and purchase of Class I shares as follows:

	Cost of shares redeemed($)	Shares redeemed	Proceeds from the sale of shares($)	Shares sold
JNL/AQR Large Cap Relaxed Constraint Equity Fund	(204,176)	(17,158)	204,176	16,930
JNL/AQR Managed Futures Strategy Fund	(272,406)	(33,839)	272,406	33,672
JNL/BlackRock Global Natural Resources Fund	(1,177)	(146)	1,177	145
JNL/BlackRock Large Cap Select Growth Fund	(1,047,560)	(31,002)	1,047,560	29,922
JNL/Boston Partners Global Long Short Equity Fund	(583,613)	(54,543)	583,613	54,543
JNL/Brookfield Global Infrastructure and MLP Fund	(66,621)	(4,732)	66,621	4,712
JNL/Causeway International Value Select Fund	(1,269,036)	(78,046)	1,269,036	76,081
JNL/Crescent High Income Fund	(664,182)	(61,727)	664,182	61,727
JNL/DFA U.S. Core Equity Fund	(65,691)	(5,177)	65,691	4,895
JNL/DoubleLine Core Fixed Income Fund	(246,843)	(19,135)	246,843	17,797
JNL/DoubleLine Emerging Markets Fixed Income Fund	(521,574)	(46,862)	521,574	46,862
JNL/DoubleLine Shiller Enhanced CAPE Fund	(699,619)	(49,654)	699,619	49,654
JNL/FPA + DoubleLine Flexible Allocation Fund	(240,150)	(19,572)	240,150	19,509
JNL/Franklin Templeton Global Fund	(494,525)	(43,570)	494,525	43,417
JNL/Franklin Templeton Global Multisector Bond Fund	(1,003,886)	(91,847)	1,003,886	91,345
JNL/Franklin Templeton Income Fund	(494,079)	(42,014)	494,079	43,918
JNL/Franklin Templeton Mutual Shares Fund	(515,072)	(45,301)	515,072	44,867
JNL/Goldman Sachs Core Plus Bond Fund	(155,206)	(13,265)	155,206	13,043
JNL/Goldman Sachs Emerging Markets Debt Fund	(170,121)	(14,729)	170,121	14,540
JNL/Harris Oakmark Global Equity Fund	(544,970)	(45,989)	544,970	45,989
JNL/Invesco Global Real Estate Fund	(585,381)	(61,232)	585,381	60,349
JNL/Invesco International Growth Fund	(420,829)	(30,853)	420,829	29,285
JNL/Invesco Mid Cap Value Fund	(184,740)	(11,482)	184,740	11,355
JNL/Invesco Small Cap Growth Fund	(229,938)	(9,971)	229,938	9,629
JNL/JPMorgan MidCap Growth Fund	(699,263)	(21,622)	699,263	21,139
JNL/JPMorgan U.S. Government & Quality Bond Fund	(522,884)	(39,915)	522,884	38,028
JNL/Lazard Emerging Markets Fund	(517,024)	(47,477)	517,024	47,303
JNL/Mellon Capital Emerging Markets Index Fund	(38,026)	(3,392)	38,026	3,377
JNL/Mellon Capital S&P 500 Index Fund	(569,899)	(27,854)	569,899	27,255
JNL/Mellon Capital S&P 400 MidCap Index Fund	(273,157)	(13,603)	273,157	13,364
JNL/Mellon Capital Small Cap Index Fund	(248,020)	(13,509)	248,020	13,284

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

	Cost of shares redeemed($)	Shares redeemed	Proceeds from the sale of shares($)	Shares sold
JNL/Mellon Capital International Index Fund	(379,332)	(25,339)	379,332	24,394
JNL/Mellon Capital Bond Index Fund	(298,031)	(25,386)	298,031	24,529
JNL/MFS Mid Cap Value Fund	(77,978)	(6,804)	77,978	6,775
JNL Multi-Manager Alternative Fund	(1,021,541)	(101,243)	1,021,541	101,243
JNL Multi-Manager Mid Cap Fund	(870,974)	(74,955)	870,974	74,955
JNL Multi-Manager Small Cap Growth Fund	(414,352)	(17,165)	414,352	16,423
JNL Multi-Manager Small Cap Value Fund	(518,911)	(35,936)	518,911	35,911
JNL/Neuberger Berman Strategic Income Fund	(24,886)	(2,264)	24,886	2,252
JNL/Oppenheimer Emerging Markets Innovator Fund	(448,062)	(39,899)	448,062	39,899
JNL/Oppenheimer Global Growth Fund	(612,302)	(35,620)	612,302	35,049
JNL/PIMCO Real Return Fund	(904,017)	(91,407)	904,017	90,492
JNL/PPM America Floating Rate Income Fund	(34,025)	(3,256)	34,025	3,256
JNL/PPM America High Yield Bond Fund	(557,178)	(41,488)	557,178	35,762
JNL/PPM America Mid Cap Value Fund	(45,751)	(3,129)	45,751	3,108
JNL/PPM America Total Return Fund	(935,208)	(78,788)	935,208	78,788
JNL/S&P Competitive Advantage Fund	(1,749,071)	(118,181)	1,749,071	117,466
JNL/S&P Dividend Income & Growth Fund	(1,746,414)	(116,428)	1,746,414	114,971
JNL/S&P Intrinsic Value Fund	(1,745,057)	(131,010)	1,745,057	128,692
JNL/S&P Total Yield Fund	(1,718,241)	(131,264)	1,718,241	130,071
JNL/Scout Unconstrained Bond Fund	(746,958)	(74,921)	746,958	74,921
JNL/T. Rowe Price Established Growth Fund	(2,724,045)	(65,846)	2,724,045	64,035
JNL/T. Rowe Price Mid-Cap Growth Fund	(307,810)	(6,840)	307,810	6,566
JNL/T. Rowe Price Short-Term Bond Fund	(598,617)	(61,021)	598,617	60,466
JNL/T. Rowe Price Value Fund	(2,739,917)	(167,477)	2,739,917	160,793
JNL/Westchester Capital Event Driven Fund	(245,786)	(24,852)	245,786	24,852
JNL/WMC Value Fund	(730,002)	(31,808)	730,002	31,011

NOTE 9. BORROWING ARRANGEMENTS

The Trust is party to a Syndicated Credit Agreement (“SCA”) with a group of lenders. The Funds, with the exception of JNL/WMC Government Money Market Fund, JNL/Vanguard Growth Allocation Fund, JNL/Vanguard Moderate Allocation Fund and JNL/Vanguard Moderate Growth Allocation Fund, participate in the SCA with other funds managed by JNAM (“Participating Funds”) in a credit facility which is available solely to finance shareholder redemptions or for other temporary or emergency purposes. Effective June 1, 2018, JNL/ClearBridge Large Cap Growth Fund, JNL/GQG Emerging Markets Equity Fund, JNL/Invesco Diversified Dividend Fund, JNL/Mellon Capital Consumer Staples Sector Fund, JNL/Mellon Capital Industrials Sector Fund, JNL/Mellon Capital Materials Sector Fund, JNL/Mellon Capital Real Estate Sector Fund, JNL S&P 500 Index Fund, JNL/Mellon Capital S&P 1500 Growth Index Fund, JNL/Mellon Capital S&P 1500 Value Index Fund and JNL/PIMCO Income Fund were added to the SCA. Also effective June 1, 2018, JNL/WMC Government Money Market Fund was removed from the SCA. Also effective June 1, 2018, the Participating Funds may borrow up to $675,000,000, the amount available under the facility; the limits set for borrowing by the Participating Funds’ prospectuses and the 1940 Act; or an amount prescribed within the SCA. Prior to June 1, 2018, the amount available under the facility was $600,000,000. JNL/PPM America Floating Rate Income Fund has priority to utilize $150,000,000 of the SCA under an InterFund Allocation Agreement. The Participating Funds pay an annual fee of 0.15% of the available commitments. Effective June 1, 2018, these fees are allocated 22.2% to the JNL/PPM America Floating Rate Income Fund, in accordance with the InterFund Allocation Agreement, and 77.8% to the other Participating Funds based on each fund’s net assets as a percentage of the Participating Funds’ total net assets. Prior to June 1, 2018, the fees were allocated 25% to the JNL/PPM America Floating Rate Income Fund, in accordance with the InterFund Allocation Agreement, and 75% to the other Participating Funds. During the period, the Participating Funds paid an annual administration fee to JPM Chase which is allocated in the same manner as the commitment fee. The fees related to the SCA are included in other expenses in each Fund’s Statement of Operations. No amounts were borrowed under the facility during the period.

Pursuant to an Exemptive Order issued by the SEC, the Funds, with the exception of JNL/WMC Government Money Market Fund, along with certain other funds advised by JNAM, may participate in an InterFund Lending Program (“Program”). The Program provides an alternative credit facility allowing a Fund to borrow from, or lend money to, other participating affiliated funds. Any open loans at year end are included in Receivable for interfund lending or Payable for interfund lending, as appropriate, in the respective Fund’s Statement of Assets and Liabilities. No amounts were borrowed through the Program during the period.

NOTE 10. INCOME TAX MATTERS

JNL/ClearBridge Large Cap Growth Fund, JNL/Mellon Capital Consumer Staples Sector Fund, JNL/Mellon Capital Industrials Sector Fund, JNL/Mellon Capital Materials Sector Fund, JNL/Mellon Capital Real Estate Sector Fund, JNL S&P 500 Index Fund, JNL/Mellon Capital S&P 1500 Growth Index Fund, JNL/Mellon Capital S&P 1500 Value Index Fund, JNL/Vanguard Growth Allocation Fund, JNL/Vanguard Moderate Allocation Fund and JNL/Vanguard Moderate Growth Allocation Fund are treated as partnerships for federal income tax purposes. These Funds are generally not subject to federal income tax, and therefore, there is no provision for federal income taxes. Each Fund is a separate entity for federal income tax purposes.

Each Fund, except those that are treated as a partnership for federal income tax purposes, are treated as a separate tax payer for federal income tax purposes. Each of these Funds intends to qualify as a RIC and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to RICs. Therefore, no federal income tax provision is required. The Funds may also fully or partially satisfy their distribution requirements by using consent dividends rather than cash dividends. Consent dividends are authorized by Jackson, and the distributions are treated as if they were paid in cash for tax purposes only. Under current

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

tax law, interest, dividends and capital gains paid by these Funds are not currently taxable to shareholders when left to accumulate within a variable annuity contract or variable life insurance policies.

Reporting as a Consolidated Fund is not recognized for federal income tax purposes. The Subsidiaries are classified as controlled foreign corporations (“CFCs”) under the Internal Revenue Code of 1986 and each CFC's taxable income is calculated separately from the relevant Consolidated Fund’s taxable income. Net losses of the Subsidiaries may not be deductible by the Funds either in the current period or future periods.

The following information for Funds treated as RICs is presented on an income tax basis (in thousands). Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions. Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. Permanent differences may include but are not limited to the following: expired capital loss carryforwards, foreign currency reclassifications, premium amortization or paydown reclassifications, reclassifications on the sale of passive foreign investment company ("PFIC") or REIT securities, net operating losses, accounting treatment of notional principal contracts and partnerships, equalization, consent dividends and other distribution adjustments. These reclassifications have no impact on net assets.

At December 31, 2017, the Funds' last fiscal year end, the following Funds treated as RICs had capital loss carryforwards (in thousands) available for U.S. federal income tax purposes to offset future net realized capital gains. Details of the capital loss carryforwards are listed in the table below. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates.

	Expiring Capital Loss Carryforwards		Capital Loss Carryforwards with No Expiration
	Year(s) of Expiration	Amount ($)	Short Term ($)	Long Term ($)	Total ($)
JNL/AB Dynamic Asset Allocation Fund	—	—	306	109	415
JNL/AQR Managed Futures Strategy Fund	—	—	27,443	17,201	44,644
JNL/BlackRock Global Natural Resources Fund	—	—	6,628	126,541	133,169
JNL/Brookfield Global Infrastructure and MLP Fund	—	—	34,907	32,128	67,035
JNL/Causeway International Value Select Fund	2018	15,312	—	—	15,312
JNL/Franklin Templeton Global Multisector Bond Fund	—	—	27,535	21,778	49,313
JNL/Franklin Templeton Income Fund	2018	681	24,353	44,083	69,117
JNL/Goldman Sachs Core Plus Bond Fund	—	—	10,863	—	10,863
JNL/Goldman Sachs Emerging Markets Debt Fund	—	—	36,377	—	36,377
JNL/GQG Emerging Markets Equity Fund	—	—	156	—	156
JNL/Invesco China-India Fund	—	—	—	16,131	16,131
JNL/Invesco Diversified Dividend Fund	—	—	300	—	300
JNL/Invesco International Growth Fund	—	—	—	14,486	14,486
JNL/Lazard Emerging Markets Fund	—	—	7,785	133,770	141,555
JNL/Mellon Capital Emerging Markets Index Fund	—	—	10,278	5,152	15,430
JNL/Mellon Capital European 30 Fund	—	—	44,588	20,695	65,283
JNL/Mellon Capital Bond Index Fund	—	—	529	495	1,024
JNL Multi-Manager Alternative Fund	—	—	4,369	—	4,369
JNL/Neuberger Berman Strategic Income Fund	—	—	—	5,828	5,828
JNL/PIMCO Income Fund	—	—	628	—	628
JNL/PIMCO Real Return Fund	—	—	118,299	46,089	164,388
JNL/PPM America Floating Rate Income Fund	—	—	2,673	50,114	52,787
JNL/PPM America High Yield Bond Fund	—	—	—	217,749	217,749
JNL/PPM America Total Return Fund	—	—	—	5,374	5,374
JNL/S&P International 5 Fund	—	—	3,735	—	3,735
JNL/S&P Mid 3 Fund	—	—	—	2,929	2,929
JNL/T. Rowe Price Short-Term Bond Fund	2018	931	11,211	20,253	32,395
JNL/WMC Government Money Market Fund	—	—	6	—	6

As of June 30, 2018, the cost of investments and the components of net unrealized appreciation (depreciation) (in thousands) for Funds treated as RICs were as follows:

	Tax Cost of Investments($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
JNL/AB Dynamic Asset Allocation Fund	34,893	3,348	(282)	3,066
JNL/AQR Large Cap Relaxed Constraint Equity Fund
Long Investments	621,874	102,987	(19,966)	83,021
Short Investments	154,442	8,567	(17,531)	(8,964)
JNL/AQR Managed Futures Strategy Fund	302,156	8	(14)	(6)
JNL/BlackRock Global Allocation Fund
Long Investments	3,778,464	349,547	(130,293)	219,254
Short Investments	13,590	318	(167)	151
JNL/BlackRock Global Natural Resources Fund	803,980	65,427	(26,715)	38,712
JNL/BlackRock Large Cap Select Growth Fund	2,495,935	1,125,839	(21,475)	1,104,364
JNL/Boston Partners Global Long Short Equity Fund
Long Investments	525,336	51,695	(23,348)	28,347
Short Investments	196,713	6,755	(21,588)	(14,833)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

	Tax Cost of Investments($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
JNL/Brookfield Global Infrastructure and MLP Fund	1,009,599	28,668	(72,652)	(43,984)
JNL/Causeway International Value Select Fund	1,726,325	131,012	(97,970)	33,042
JNL/Crescent High Income Fund	633,231	4,702	(11,948)	(7,246)
JNL/DFA U.S. Core Equity Fund	833,121	387,306	(53,058)	334,248
JNL/DoubleLine Core Fixed Income Fund	3,606,233	42,828	(84,754)	(41,926)
JNL/DoubleLine Emerging Markets Fixed Income Fund	568,478	422	(22,971)	(22,549)
JNL/DoubleLine Shiller Enhanced CAPE Fund	1,562,305	4,049	(13,593)	(9,544)
JNL/FPA + DoubleLine Flexible Allocation Fund
Long Investments	2,011,372	209,690	(95,763)	113,927
Short Investments	173,364	360	(72,576)	(72,216)
JNL/Franklin Templeton Global Fund	936,222	135,857	(92,417)	43,440
JNL/Franklin Templeton Global Multisector Bond Fund	1,759,539	18,419	(145,835)	(127,416)
JNL/Franklin Templeton Income Fund	2,548,217	155,129	(103,092)	52,037
JNL/Franklin Templeton International Small Cap Growth Fund	695,220	113,113	(55,002)	58,111
JNL/Franklin Templeton Mutual Shares Fund	1,005,648	215,189	(81,035)	134,154
JNL/Goldman Sachs Core Plus Bond Fund
Long Investments	1,234,685	7,655	(20,704)	(13,049)
Short Investments	32,723		(74)	(74)
JNL/Goldman Sachs Emerging Markets Debt Fund	310,986	4,000	(32,200)	(28,200)
JNL/GQG Emerging Markets Equity Fund	475,404	23,081	(22,294)	787
JNL/Harris Oakmark Global Equity Fund	1,068,627	42,727	(90,650)	(47,923)
JNL/Invesco China-India Fund	560,105	171,855	(51,429)	120,426
JNL/Invesco Diversified Dividend Fund	579,197	28,012	(33,633)	(5,621)
JNL/Invesco Global Real Estate Fund	1,677,171	68,013	(71,171)	(3,158)
JNL/Invesco International Growth Fund	1,303,337	182,374	(77,776)	104,598
JNL/Invesco Mid Cap Value Fund	460,657	80,556	(11,618)	68,938
JNL/Invesco Small Cap Growth Fund	1,565,253	608,102	(24,646)	583,456
JNL/JPMorgan MidCap Growth Fund	1,697,225	417,274	(39,227)	378,047
JNL/JPMorgan U.S. Government & Quality Bond Fund	1,252,221	16,664	(33,379)	(16,715)
JNL/Lazard Emerging Markets Fund	896,943	144,342	(146,821)	(2,479)
JNL/Mellon Capital Emerging Markets Index Fund	1,266,672	221,322	(129,574)	91,748
JNL/Mellon Capital European 30 Fund	481,955	17,127	(56,163)	(39,036)
JNL/Mellon Capital Pacific Rim 30 Fund	311,139	2,188	(33,603)	(31,415)
JNL/Mellon Capital S&P 500 Index Fund	5,928,800	2,661,359	(250,311)	2,411,048
JNL/Mellon Capital S&P 400 MidCap Index Fund	2,726,390	718,851	(153,495)	565,356
JNL/Mellon Capital Small Cap Index Fund	2,088,919	665,756	(150,362)	515,394
JNL/Mellon Capital International Index Fund	1,742,017	343,629	(143,976)	199,653
JNL/Mellon Capital MSCI KLD 400 Social Index Fund	25,060	2,045	(876)	1,169
JNL/Mellon Capital Bond Index Fund
Long Investments	1,277,836	8,138	(28,828)	(20,690)
Short Investments	2,556	6	(2)	4
JNL/Mellon Capital Utilities Sector Fund	65,699	8,109	(2,597)	5,512
JNL/MFS Mid Cap Value Fund	882,122	105,950	(44,512)	61,438
JNL Multi-Manager Alternative Fund
Long Investments	1,120,493	51,956	(32,978)	18,978
Short Investments	137,625	4,970	(17,416)	(12,446)
JNL Multi-Manager Mid Cap Fund	836,713	145,056	(34,106)	110,950
JNL Multi-Manager Small Cap Growth Fund	1,827,687	418,071	(55,949)	362,122
JNL Multi-Manager Small Cap Value Fund	1,164,946	171,101	(41,952)	129,149
JNL/Neuberger Berman Strategic Income Fund	916,530	7,988	(16,351)	(8,363)
JNL/Oppenheimer Emerging Markets Innovator Fund	539,075	98,596	(54,997)	43,599
JNL/Oppenheimer Global Growth Fund	1,977,909	799,780	(79,525)	720,255
JNL/PIMCO Income Fund	1,067,541	3,105	(18,538)	(15,433)
JNL/PIMCO Real Return Fund
Long Investments	2,998,029	9,910	(81,382)	(71,472)
Short Investments	42,545		(131)	(131)
JNL/PPM America Floating Rate Income Fund	1,662,108	3,463	(25,758)	(22,295)
JNL/PPM America High Yield Bond Fund	2,460,997	61,730	(100,831)	(39,101)
JNL/PPM America Mid Cap Value Fund	627,633	85,322	(38,317)	47,005
JNL/PPM America Small Cap Value Fund	871,197	117,447	(49,044)	68,403
JNL/PPM America Total Return Fund	1,247,761	7,479	(29,062)	(21,583)
JNL/PPM America Value Equity Fund	198,816	30,951	(8,614)	22,337
JNL/S&P Competitive Advantage Fund	2,474,792	449,769	(72,268)	377,501
JNL/S&P Dividend Income & Growth Fund	5,191,042	465,409	(350,806)	114,603
JNL/S&P International 5 Fund	47,303	2,719	(3,331)	(612)
JNL/S&P Intrinsic Value Fund	2,433,192	342,061	(133,746)	208,315
JNL/S&P Mid 3 Fund	288,002	20,261	(13,636)	6,625
JNL/S&P Total Yield Fund	2,271,473	187,383	(156,246)	31,137
JNL/Scout Unconstrained Bond Fund	692,319	1,041	(7,268)	(6,227)
JNL/T. Rowe Price Established Growth Fund	6,947,854	2,889,006	(167,980)	2,721,026
JNL/T. Rowe Price Mid-Cap Growth Fund	4,354,524	1,435,087	(156,208)	1,278,879
JNL/T. Rowe Price Short-Term Bond Fund	1,528,215	1,248	(13,834)	(12,586)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

	Tax Cost of Investments($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
JNL/T. Rowe Price Value Fund	4,603,598	332,052	(167,136)	164,916
JNL/Westchester Capital Event Driven Fund
Long Investments	191,509	6,006	(3,648)	2,358
Short Investments	19,455	1,728	(146)	1,582
JNL/WMC Balanced Fund
Long Investments	7,276,294	921,921	(165,574)	756,347
Short Investments	4,575	1	(7)	(6)
JNL/WMC Government Money Market Fund	1,039,442	—	—	—
JNL/WMC Value Fund	1,138,522	388,321	(44,712)	343,609

As of June 30, 2018, the components of net unrealized appreciation (depreciation) (in thousands) for derivatives were as follows:

	Tax Cost/ Adjustment($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
JNL/AB Dynamic Asset Allocation Fund
Futures/Futures Options Contracts	14	56	(138)	(82)
Forward Foreign Currency Contracts	89	—	—	—
Swap Agreements	—	7,859	(7,689)	170
JNL/AQR Large Cap Relaxed Constraint Equity Fund
Futures/Futures Options Contracts	(59)	—	—	—
JNL/AQR Managed Futures Strategy Fund
Futures/Futures Options Contracts	(1,604)	6,945	(3,878)	3,067
Forward Foreign Currency Contracts	(2,692)	4,901	(4,848)	53
Swap Agreements	(23,814)	789	(194)	595
JNL/BlackRock Global Allocation Fund
Futures/Futures Options Contracts	207	—	—	—
Forward Foreign Currency Contracts	(6,663)	—	—	—
Swap Agreements	26,924	7,177	(4,285)	2,892
Purchased Options	13,716	1,729	(7,072)	(5,343)
Written Options	(10,902)	1,555	(4,565)	(3,010)
JNL/Boston Partners Global Long Short Equity Fund
Forward Foreign Currency Contracts	(2)	—	(1)	(1)
Swap Agreements	—	22,635	(22,274)	361
Written Options	(964)	325	(63)	262
JNL/DoubleLine Shiller Enhanced CAPE Fund
Swap Agreements	—	1,529,949	(1,531,600)	(1,651)
JNL/Franklin Templeton Global Fund
Forward Foreign Currency Contracts	1	—	—	—
JNL/Franklin Templeton Global Multisector Bond Fund
Forward Foreign Currency Contracts	28,623	678	(673)	5
Swap Agreements	(8,948)	22,245	(844)	21,401
JNL/Franklin Templeton Income Fund
Written Options	(166)	—	(104)	(104)
JNL/Franklin Templeton International Small Cap Growth Fund
Forward Foreign Currency Contracts	1	—	—	—
JNL/Franklin Templeton Mutual Shares Fund
Forward Foreign Currency Contracts	774	—	—	—
JNL/Goldman Sachs Core Plus Bond Fund
Futures/Futures Options Contracts	1,089	245	(182)	63
Forward Foreign Currency Contracts	(1,017)	3,318	(5,657)	(2,339)
Swap Agreements	(2,578)	3,397	(4,486)	(1,089)
Purchased Options	716	60	(248)	(188)
Written Options	(714)	227	(13)	214
JNL/Goldman Sachs Emerging Markets Debt Fund
Futures/Futures Options Contracts	(12)	—	—	—
Forward Foreign Currency Contracts	(828)	2,707	(4,035)	(1,328)
Swap Agreements	180	3,859	(4,157)	(298)
JNL/Harris Oakmark Global Equity Fund
Forward Foreign Currency Contracts	1,463	—	—	—
JNL/Invesco Diversified Dividend Fund
Forward Foreign Currency Contracts	(17)	—	—	—
JNL/Invesco Global Real Estate Fund
Forward Foreign Currency Contracts	1	—	—	—
JNL/Invesco International Growth Fund
Forward Foreign Currency Contracts	(2)	—	—	—
JNL/Lazard Emerging Markets Fund
Forward Foreign Currency Contracts	—	—	—	—
JNL/Mellon Capital Emerging Markets Index Fund
Futures/Futures Options Contracts	(579)	—	—	—
JNL/Mellon Capital European 30 Fund
Futures/Futures Options Contracts	(1)	—	—	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

	Tax Cost/ Adjustment($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
Forward Foreign Currency Contracts	(6)	—	—	—
JNL/Mellon Capital Pacific Rim 30 Fund
Futures/Futures Options Contracts	—	5	(26)	(21)
Forward Foreign Currency Contracts	(16)	—	—	—
JNL/Mellon Capital S&P 500 Index Fund
Futures/Futures Options Contracts	(1,469)	—	—	—
JNL/Mellon Capital S&P 400 MidCap Index Fund
Futures/Futures Options Contracts	(1,306)	—	—	—
JNL/Mellon Capital Small Cap Index Fund
Futures/Futures Options Contracts	(306)	—	—	—
JNL/Mellon Capital International Index Fund
Futures/Futures Options Contracts	(135)	12	(94)	(82)
Forward Foreign Currency Contracts	(60)	—	—	—
JNL/Mellon Capital MSCI KLD 400 Social Index Fund
Futures/Futures Options Contracts	(3)	—	—	—
JNL/Mellon Capital Utilities Sector Fund
Futures/Futures Options Contracts	34	—	—	—
JNL Multi-Manager Alternative Fund
Futures/Futures Options Contracts	572	1,071	(1,101)	(30)
Forward Foreign Currency Contracts	1,233	2,912	(3,647)	(735)
Swap Agreements	93	242,398	(242,853)	(455)
Purchased Options	1,442	263	(418)	(155)
Written Options	(1,343)	439	(230)	209
JNL/Neuberger Berman Strategic Income Fund
Futures/Futures Options Contracts	(2,561)	—	—	—
JNL/Oppenheimer Emerging Markets Innovator Fund
Forward Foreign Currency Contracts	7	—	—	—
JNL/PIMCO Income Fund
Futures/Futures Options Contracts	1,111	551	—	551
Forward Foreign Currency Contracts	2,383	1,568	(1,596)	(28
Swap Agreements	(302)	3,893	(5,503)	(1,610)
Written Options	(185)	76	(30)	46
JNL/PIMCO Real Return Fund
Futures/Futures Options Contracts	(4,180)	467	(697)	(230)
Forward Foreign Currency Contracts	10,852	5,691	(5,241)	450
Swap Agreements	(4,500)	11,234	(5,801)	5,433
Purchased Options	147	41	—	41
Written Options	(1,198)	701	(52)	649
JNL/PPM America Floating Rate Income Fund
Futures/Futures Options Contracts	55	—	—	—
JNL/PPM America High Yield Bond Fund
Futures/Futures Options Contracts	51	—	—	—
JNL/PPM America Total Return Fund
Futures/Futures Options Contracts	510	—	—	—
JNL/S&P Competitive Advantage Fund
Futures/Futures Options Contracts	(118)	—	—	—
JNL/S&P Dividend Income & Growth Fund
Futures/Futures Options Contracts	(347)	—	—	—
JNL/S&P International 5 Fund
Futures/Futures Options Contracts	(16)	—	—	—
Forward Foreign Currency Contracts	—	—	—	—
JNL/S&P Intrinsic Value Fund
Futures/Futures Options Contracts	(189)	—	—	—
JNL/S&P Mid 3 Fund
Futures/Futures Options Contracts	(16)	—	—	—
JNL/S&P Total Yield Fund
Futures/Futures Options Contracts	(131)	—	—	—
JNL/Scout Unconstrained Bond Fund
Futures/Futures Options Contracts	(3,278)	—	—	—
Swap Agreements	586	—	(15)	(15)
JNL/T. Rowe Price Short-Term Bond Fund
Futures/Futures Options Contracts	143	—	—	—
Forward Foreign Currency Contracts	22	—	—	—
JNL/Westchester Capital Event Driven Fund
Forward Foreign Currency Contracts	1,102	—	—	—
Swap Agreements	—	175,686	(171,266)	4,420
Purchased Options	1,192	283	(383)	(100)
Written Options	(2,941)	1,041	(263)	778
JNL/WMC Balanced Fund
Futures/Futures Options Contracts	33	—	—	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

The tax character of distributions paid (in thousands) during the Funds' fiscal year ended December 31, 2017 was as follows:

	Net Ordinary Income*($)	Long-term Capital Gain($)
JNL/AB Dynamic Asset Allocation Fund	807	—
JNL/AQR Large Cap Relaxed Constraint Equity Fund	2,813	—
JNL/BlackRock Global Allocation Fund	61,068	—
JNL/BlackRock Global Natural Resources Fund	7,818	—
JNL/BlackRock Large Cap Select Growth Fund	—	48,909
JNL/Brookfield Global Infrastructure and MLP Fund	18,720	—
JNL/Causeway International Value Select Fund	17,419	—
JNL/Crescent High Income Fund	17,285	—
JNL/DFA U.S. Core Equity Fund	10,172	19,943
JNL/DoubleLine Core Fixed Income Fund	11,871	—
JNL/DoubleLine Emerging Markets Fixed Income Fund	6,708	—
JNL/DoubleLine Shiller Enhanced CAPE Fund	54,728	123
JNL/FPA + DoubleLine Flexible Allocation Fund	20,841	19,890
JNL/Franklin Templeton Global Fund	16,687	—
JNL/Franklin Templeton Income Fund	94,809	—
JNL/Franklin Templeton International Small Cap Growth Fund	8,682	—
JNL/Franklin Templeton Mutual Shares Fund	37,389	19,026
JNL/Goldman Sachs Core Plus Bond Fund	22,662	—
JNL/Harris Oakmark Global Equity Fund	1,294	—
JNL/Invesco China-India Fund	1,799	—
JNL/Invesco Global Real Estate Fund	69,076	33,767
JNL/Invesco International Growth Fund	20,100	5,538
JNL/Invesco Mid Cap Value Fund	7,724	—
JNL/Invesco Small Cap Growth Fund	—	46,171
JNL/JPMorgan MidCap Growth Fund	—	31,335
JNL/JPMorgan U.S. Government & Quality Bond Fund	36,046	—
JNL/Lazard Emerging Markets Fund	12,651	—
JNL/Mellon Capital Emerging Markets Index Fund	13,817	—
JNL/Mellon Capital European 30 Fund	13,071	—
JNL/Mellon Capital Pacific Rim 30 Fund	9,141	—
JNL/Mellon Capital S&P 500 Index Fund	105,348	105,857
JNL/Mellon Capital S&P 400 MidCap Index Fund	32,449	193,438
JNL/Mellon Capital Small Cap Index Fund	50,698	63,161
JNL/Mellon Capital International Index Fund	55,827	—
JNL/Mellon Capital MSCI KLD 400 Social Index Fund	325	1
JNL/Mellon Capital Bond Index Fund	22,837	—
JNL/Mellon Capital Utilities Sector Fund	1,972	2,022
JNL/MFS Mid Cap Value Fund	10,542	—
JNL Multi-Manager Alternative Fund	5,244	—
JNL Multi-Manager Mid Cap Fund	3,002	26
JNL Multi-Manager Small Cap Value Fund	25,419	33,020
JNL/Neuberger Berman Strategic Income Fund	19,887	—
JNL/Oppenheimer Emerging Markets Innovator Fund	332	—
JNL/Oppenheimer Global Growth Fund	17,684	—
JNL/PPM America Floating Rate Income Fund	49,227	—
JNL/PPM America High Yield Bond Fund	136,646	—
JNL/PPM America Mid Cap Value Fund	7,494	19,811
JNL/PPM America Small Cap Value Fund	2,790	5,561
JNL/PPM America Total Return Fund	28,025	—
JNL/PPM America Value Equity Fund	2,965	—
JNL/S&P Competitive Advantage Fund	37,898	21,298
JNL/S&P Dividend Income & Growth Fund	187,734	272,625
JNL/S&P International 5 Fund	4,080	—
JNL/S&P Intrinsic Value Fund	66,314	—
JNL/S&P Mid 3 Fund	5,577	—
JNL/S&P Total Yield Fund	47,776	56,772
JNL/Scout Unconstrained Bond Fund	15,177	—
JNL/T. Rowe Price Established Growth Fund	4,506	426,428
JNL/T. Rowe Price Mid-Cap Growth Fund	9,153	232,773
JNL/T. Rowe Price Short-Term Bond Fund	22,947	—
JNL/T. Rowe Price Value Fund	79,959	196,979
JNL/Westchester Capital Event Driven Fund	6,920	—
JNL/WMC Balanced Fund	108,169	152,793
JNL/WMC Government Money Market Fund	1,620	—
JNL/WMC Value Fund	31,202	96,202

* Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

FASB ASC Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would result in the Funds recording a tax expense in the current year. FASB ASC Topic 740 requires that management evaluate the tax positions taken in returns for 2014, 2015, 2016 and 2017, which remain subject to examination by the Internal Revenue Service and certain other jurisdictions. Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements during the period ended June 30, 2018.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Financial Statements

June 30, 2018

NOTE 11. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements are issued and the following events occurred:

Advisory Fees. Effective August 13, 2018, the Advisory Fees changed to the following ranges based on net assets indicated for the following Funds.

	Advisory Fee (m-millions)
	$0 to $100m (%)	$100m to $500m (%)	Over $500m (%)
JNL/BlackRock Global Allocation Fund	0.65	0.65	0.65 – 0.54
JNL/Brookfield Global Infrastructure and MLP Fund	0.70	0.70	0.69 – 0.61
JNL/Mellon Capital S&P 500 Index Fund	0.17	0.17	0.13 – 0.09
JNL/Mellon Capital Bond Index Fund	0.18	0.18	0.15 – 0.12
JNL/S&P Mid 3 Fund	0.30	0.30	0.25 – 0.23
JNL/S&P International 5 Fund	0.30	0.30	0.25 – 0.23

Fund Name Changes. Effective August 13, 2018, the names changed for the following Funds:

Existing Fund Name	Effective August 13, 2018 Fund Name:
JNL/Franklin Templeton International Small Cap Growth Fund	JNL/Franklin Templeton International Small Cap Fund
JNL/Vanguard Growth Allocation Fund	JNL/Vanguard Growth ETF Allocation Fund
JNL/Vanguard Moderate Allocation Fund	JNL/Vanguard Moderate ETF Allocation Fund
JNL/Vanguard Moderate Growth Allocation Fund	JNL/Vanguard Moderate Growth ETF Allocation Fund

Mergers. The following mergers were effective after close of business on August 10, 2018, for the Funds indicated. The mergers were subject to approval by the acquired Fund’s shareholders.

Acquired Fund	Acquiring Fund
JNL/Invesco Mid Cap Value Fund	JNL/MFS Mid Cap Value Fund
JNL Real Assets Fund*	JNL/PIMCO Real Return Fund
*The acquired Fund is a series of Jackson Variable Series Trust and is advised by JNAM.

Sub-Adviser Changes. Effective August 13, 2018, the Sub-Adviser for JNL/Brookfield Global Infrastructure and MLP Fund changed from Brookfield Investment Management Inc. to First State Investments. At that time, the name of the Fund changed to JNL/First State Global Infrastructure Fund. Also effective August 13, 2018, the Sub-Adviser for a sleeve of the JNL Multi-Manager Small Cap Value Fund was changed from PPM America, Inc. to WCM Investment Management.

Securities Lending. Effective August 13, 2018, Funds participating in the securities lending program began investing cash collateral received in JNL Securities Lending Collateral Fund, a new series of the JNL Investors Series Trust and an affiliate of the Funds’ Adviser.

No other events were noted that required adjustments to the financial statements or disclosure in the notes to financial statements.

JNL Series Trust Sub-Advised Funds

Additional Disclosures (Unaudited)

June 30, 2018

Disclosure of Fund Expenses. Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, Rule 12b-1 fees and other operating expenses. Operating expenses such as these are deducted from each Fund’s gross income and directly reduce the final investment return. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio. The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The examples do not reflect the expenses of the variable insurance contracts or the separate account. Total expenses would be higher if these expenses were included.

Expenses Using Actual Fund Return. This section provides information about the actual account values and actual expenses incurred by the Fund. Use the information in this section, together with the amount invested, to estimate the expenses paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return. This section provides information that can be used to compare each Fund’s costs with those of other mutual funds. It assumes that the Fund’s expense ratio for the period is unchanged and assumes an annual 5% return before expenses, which is not the Fund’s actual return. This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%) ‡	Beginning Account Value 01/01/18($)	Ending Account Value 06/30/18($)	Expenses Paid During Period($)†	Beginning Account Value 01/01/18($)	Ending Account Value 06/30/18($)	Expenses Paid During Period($)†
JNL/AB Dynamic Asset Allocation Fund
Class A	1.11	1,000.00	984.50	5.46	1,000.00	1,019.29	5.56
Class I	0.70	1,000.00	986.30	3.45	1,000.00	1,021.32	3.51
JNL/AQR Large Cap Relaxed Constraint Equity Fund
Class A	1.65	1,000.00	971.80	8.07	1,000.00	1,016.61	8.25
Class I	1.35	1,000.00	973.70	6.61	1,000.00	1,018.10	6.76
JNL/AQR Managed Futures Strategy Fund
Class A	1.31	1,000.00	942.70	6.31	1,000.00	1,018.30	6.56
Class I	1.01	1,000.00	943.00	4.87	1,000.00	1,019.79	5.06
JNL/BlackRock Global Allocation Fund
Class A	1.08	1,000.00	983.40	5.31	1,000.00	1,019.44	5.41
Class I	0.78	1,000.00	984.30	3.84	1,000.00	1,020.93	3.91
JNL/BlackRock Global Natural Resources Fund
Class A	0.99	1,000.00	1,002.30	4.91	1,000.00	1,019.89	4.96
Class I	0.69	1,000.00	1,003.40	3.43	1,000.00	1,021.37	3.46
JNL/BlackRock Large Cap Select Growth Fund
Class A	0.87	1,000.00	1,144.60	4.63	1,000.00	1,020.48	4.36
Class I	0.57	1,000.00	1,146.00	3.03	1,000.00	1,021.97	2.86
JNL/Boston Partners Global Long Short Equity Fund
Class A	2.19	1,000.00	953.90	10.61	1,000.00	1,013.93	10.94
Class I	1.89	1,000.00	954.90	9.16	1,000.00	1,015.42	9.44
JNL/Brookfield Global Infrastructure and MLP Fund
Class A	1.15	1,000.00	983.50	5.66	1,000.00	1,019.09	5.76
Class I	0.85	1,000.00	984.30	4.18	1,000.00	1,020.58	4.26
JNL/Causeway International Value Select Fund
Class A	0.97	1,000.00	945.30	4.68	1,000.00	1,019.98	4.86
Class I	0.67	1,000.00	946.70	3.23	1,000.00	1,021.47	3.36
JNL/ClearBridge Large Cap Growth Fund
Class A	0.95	1,000.00	1,070.10	4.88	1,000.00	1,020.08	4.76
Class I	0.65	1,000.00	1,071.00	3.34	1,000.00	1,021.57	3.26
JNL/Crescent High Income Fund
Class A	1.01	1,000.00	1,000.00	5.01	1,000.00	1,019.79	5.06
Class I	0.71	1,000.00	1,000.90	3.52	1,000.00	1,021.27	3.56
JNL/DFA U.S. Core Equity Fund
Class A	0.81	1,000.00	1,028.40	4.07	1,000.00	1,020.78	4.06
Class I	0.46	1,000.00	1,029.60	2.31	1,000.00	1,022.51	2.31
JNL/DoubleLine Core Fixed Income Fund
Class A	0.77	1,000.00	989.90	3.80	1,000.00	1,020.98	3.86
Class I	0.47	1,000.00	991.40	2.32	1,000.00	1,022.46	2.36
JNL/DoubleLine Emerging Markets Fixed Income Fund
Class A	1.10	1,000.00	967.60	5.37	1,000.00	1,019.34	5.51
Class I	0.80	1,000.00	968.60	3.90	1,000.00	1,020.83	4.01

JNL Series Trust Sub-Advised Funds

Additional Disclosures (Unaudited)

June 30, 2018

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%) ‡	Beginning Account Value 01/01/18($)	Ending Account Value 06/30/18($)	Expenses Paid During Period($)†	Beginning Account Value 01/01/18($)	Ending Account Value 06/30/18($)	Expenses Paid During Period($)†
JNL/DoubleLine Shiller Enhanced CAPE Fund
Class A	1.05	1,000.00	1,027.40	5.28	1,000.00	1,019.59	5.26
Class I	0.75	1,000.00	1,029.40	3.77	1,000.00	1,021.08	3.76
JNL/FPA + DoubleLine Flexible Allocation Fund
Class A	1.35	1,000.00	985.80	6.65	1,000.00	1,018.10	6.76
Class I	1.05	1,000.00	986.70	5.17	1,000.00	1,019.59	5.26
JNL/Franklin Templeton Global Fund
Class A	1.01	1,000.00	974.40	4.94	1,000.00	1,019.79	5.06
Class I	0.71	1,000.00	976.30	3.48	1,000.00	1,021.27	3.56
JNL/Franklin Templeton Global Multisector Bond Fund
Class A	1.01	1,000.00	981.40	4.96	1,000.00	1,019.79	5.06
Class I	0.71	1,000.00	982.40	3.49	1,000.00	1,021.27	3.56
JNL/Franklin Templeton Income Fund
Class A	0.93	1,000.00	1,003.30	4.62	1,000.00	1,020.18	4.66
Class I	0.63	1,000.00	1,005.20	3.13	1,000.00	1,021.67	3.16
JNL/Franklin Templeton International Small Cap Growth Fund
Class A	1.24	1,000.00	962.60	6.03	1,000.00	1,018.65	6.21
Class I	0.94	1,000.00	963.90	4.58	1,000.00	1,020.13	4.71
JNL/Franklin Templeton Mutual Shares Fund
Class A	1.00	1,000.00	988.90	4.93	1,000.00	1,019.84	5.01
Class I	0.70	1,000.00	989.80	3.45	1,000.00	1,021.32	3.51
JNL/Goldman Sachs Core Plus Bond Fund
Class A	0.85	1,000.00	978.60	4.17	1,000.00	1,020.58	4.26
Class I	0.55	1,000.00	979.80	2.70	1,000.00	1,022.07	2.76
JNL/Goldman Sachs Emerging Markets Debt Fund
Class A	1.07	1,000.00	920.10	5.09	1,000.00	1,019.49	5.36
Class I	0.77	1,000.00	921.20	3.67	1,000.00	1,020.98	3.86
JNL/GQG Emerging Markets Equity Fund
Class A	1.36	1,000.00	935.30	6.53	1,000.00	1,018.05	6.80
Class I	1.06	1,000.00	937.30	5.09	1,000.00	1,019.54	5.31
JNL/Harris Oakmark Global Equity Fund
Class A	1.17	1,000.00	941.30	5.63	1,000.00	1,018.99	5.86
Class I	0.87	1,000.00	942.20	4.19	1,000.00	1,020.48	4.36
JNL/Invesco China-India Fund
Class A	1.21	1,000.00	971.40	5.91	1,000.00	1,018.79	6.06
Class I	0.91	1,000.00	972.60	4.45	1,000.00	1,020.28	4.56
JNL/Invesco Diversified Dividend Fund
Class A	0.98	1,000.00	977.70	4.81	1,000.00	1,019.93	4.91
Class I	0.68	1,000.00	979.70	3.34	1,000.00	1,021.42	3.41
JNL/Invesco Global Real Estate Fund
Class A	1.05	1,000.00	996.00	5.20	1,000.00	1,019.59	5.26
Class I	0.75	1,000.00	997.00	3.71	1,000.00	1,021.08	3.76
JNL/Invesco International Growth Fund
Class A	0.97	1,000.00	939.70	4.67	1,000.00	1,019.98	4.86
Class I	0.67	1,000.00	941.50	3.23	1,000.00	1,021.47	3.36
JNL/Invesco Mid Cap Value Fund
Class A	0.98	1,000.00	1,051.30	4.98	1,000.00	1,019.93	4.91
Class I	0.68	1,000.00	1,053.60	3.46	1,000.00	1,021.42	3.41
JNL/Invesco Small Cap Growth Fund
Class A	1.08	1,000.00	1,091.50	5.60	1,000.00	1,019.44	5.41
Class I	0.78	1,000.00	1,093.40	4.05	1,000.00	1,020.93	3.91
JNL/JPMorgan MidCap Growth Fund
Class A	0.92	1,000.00	1,060.90	4.70	1,000.00	1,020.23	4.61
Class I	0.62	1,000.00	1,062.60	3.17	1,000.00	1,021.72	3.11
JNL/JPMorgan U.S. Government & Quality Bond Fund
Class A	0.69	1,000.00	989.30	3.40	1,000.00	1,021.37	3.46
Class I	0.39	1,000.00	990.50	1.92	1,000.00	1,022.86	1.96
JNL/Lazard Emerging Markets Fund
Class A	1.23	1,000.00	879.60	5.73	1,000.00	1,018.70	6.16
Class I	0.93	1,000.00	881.00	4.34	1,000.00	1,020.18	4.66

JNL Series Trust Sub-Advised Funds

Additional Disclosures (Unaudited)

June 30, 2018

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%) ‡	Beginning Account Value 01/01/18($)	Ending Account Value 06/30/18($)	Expenses Paid During Period($)†	Beginning Account Value 01/01/18($)	Ending Account Value 06/30/18($)	Expenses Paid During Period($)†
JNL/Mellon Capital Consumer Staples Sector Fund
Class A	0.70	1,000.00	921.80	3.34	1,000.00	1,021.32	3.51
Class I	0.35	1,000.00	922.80	1.67	1,000.00	1,023.06	1.76
JNL/Mellon Capital Emerging Markets Index Fund
Class A	0.73	1,000.00	931.20	3.50	1,000.00	1,021.17	3.66
Class I	0.43	1,000.00	932.50	2.06	1,000.00	1,022.66	2.16
JNL/Mellon Capital European 30 Fund
Class A	0.65	1,000.00	918.80	3.09	1,000.00	1,021.57	3.26
Class I	0.35	1,000.00	920.30	1.67	1,000.00	1,023.06	1.76
JNL/Mellon Capital Industrials Sector Fund
Class A	0.71	1,000.00	960.60	3.45	1,000.00	1,021.27	3.56
Class I	0.36	1,000.00	963.40	1.75	1,000.00	1,023.01	1.81
JNL/Mellon Capital Materials Sector Fund
Class A	0.70	1,000.00	963.50	3.41	1,000.00	1,021.32	3.51
Class I	0.35	1,000.00	965.40	1.71	1,000.00	1,023.06	1.76
JNL/Mellon Capital Pacific Rim 30 Fund
Class A	0.66	1,000.00	924.10	3.15	1,000.00	1,021.52	3.31
Class I	0.36	1,000.00	925.40	1.72	1,000.00	1,023.01	1.81
JNL/Mellon Capital Real Estate Sector Fund
Class A	0.67	1,000.00	1,009.80	3.34	1,000.00	1,021.47	3.36
Class I	0.32	1,000.00	1,011.70	1.60	1,000.00	1,023.21	1.61
JNL/Mellon Capital S&P 500 Index Fund
Class A	0.53	1,000.00	1,023.70	2.66	1,000.00	1,022.17	2.66
Class I	0.23	1,000.00	1,024.90	1.15	1,000.00	1,023.65	1.15
JNL S&P 500 Index Fund
Class I	0.19	1,000.00	1,025.10	0.95	1,000.00	1,023.85	0.95
JNL/Mellon Capital S&P 400 MidCap Index Fund
Class A	0.56	1,000.00	1,031.90	2.82	1,000.00	1,022.02	2.81
Class I	0.26	1,000.00	1,033.50	1.31	1,000.00	1,023.51	1.30
JNL/Mellon Capital S&P 1500 Growth Index Fund
Class A	0.68	1,000.00	1,067.00	3.49	1,000.00	1,021.42	3.41
Class I	0.33	1,000.00	1,069.80	1.69	1,000.00	1,023.16	1.66
JNL/Mellon Capital S&P 1500 Value Index Fund
Class A	0.68	1,000.00	980.40	3.34	1,000.00	1,021.42	3.41
Class I	0.33	1,000.00	982.20	1.62	1,000.00	1,023.16	1.66
JNL/Mellon Capital Small Cap Index Fund
Class A	0.57	1,000.00	1,091.30	2.96	1,000.00	1,021.97	2.86
Class I	0.27	1,000.00	1,093.20	1.40	1,000.00	1,023.46	1.35
JNL/Mellon Capital International Index Fund
Class A	0.63	1,000.00	970.50	3.08	1,000.00	1,021.67	3.16
Class I	0.33	1,000.00	971.60	1.61	1,000.00	1,023.16	1.66
JNL/Mellon Capital MSCI KLD 400 Social Index Fund
Class A	0.76	1,000.00	1,032.50	3.83	1,000.00	1,021.03	3.81
Class I	0.41	1,000.00	1,033.50	2.07	1,000.00	1,022.76	2.06
JNL/Mellon Capital Bond Index Fund
Class A	0.57	1,000.00	980.40	2.80	1,000.00	1,021.97	2.86
Class I	0.27	1,000.00	981.90	1.33	1,000.00	1,023.46	1.35
JNL/Mellon Capital Utilities Sector Fund
Class A	0.70	1,000.00	1,007.60	3.48	1,000.00	1,021.32	3.51
Class I	0.35	1,000.00	1,009.10	1.74	1,000.00	1,023.06	1.76
JNL/MFS Mid Cap Value Fund
Class A	0.96	1,000.00	1,002.50	4.77	1,000.00	1,020.03	4.81
Class I	0.66	1,000.00	1,004.10	3.28	1,000.00	1,021.52	3.31
JNL Multi-Manager Alternative Fund
Class A	1.93	1,000.00	989.20	9.52	1,000.00	1,015.22	9.64
Class I	1.63	1,000.00	991.20	8.05	1,000.00	1,016.71	8.15
JNL Multi-Manager Mid Cap Fund
Class A	1.09	1,000.00	1,033.20	5.49	1,000.00	1,019.39	5.46
Class I	0.79	1,000.00	1,034.80	3.99	1,000.00	1,020.88	3.96

JNL Series Trust Sub-Advised Funds

Additional Disclosures (Unaudited)

June 30, 2018

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%) ‡	Beginning Account Value 01/01/18($)	Ending Account Value 06/30/18($)	Expenses Paid During Period($)†	Beginning Account Value 01/01/18($)	Ending Account Value 06/30/18($)	Expenses Paid During Period($)†
JNL Multi-Manager Small Cap Growth Fund
Class A	0.98	1,000.00	1,148.40	5.22	1,000.00	1,019.93	4.91
Class I	0.68	1,000.00	1,150.00	3.62	1,000.00	1,021.42	3.41
JNL Multi-Manager Small Cap Value Fund
Class A	1.08	1,000.00	1,022.20	5.42	1,000.00	1,019.44	5.41
Class I	0.78	1,000.00	1,024.10	3.91	1,000.00	1,020.93	3.91
JNL/Neuberger Berman Strategic Income Fund
Class A	0.94	1,000.00	982.90	4.62	1,000.00	1,020.13	4.71
Class I	0.64	1,000.00	984.80	3.15	1,000.00	1,021.62	3.21
JNL/Oppenheimer Emerging Markets Innovator Fund
Class A	1.46	1,000.00	952.20	7.07	1,000.00	1,017.55	7.30
Class I	1.16	1,000.00	953.10	5.62	1,000.00	1,019.04	5.81
JNL/Oppenheimer Global Growth Fund
Class A	0.96	1,000.00	1,018.80	4.81	1,000.00	1,020.03	4.81
Class I	0.66	1,000.00	1,020.10	3.31	1,000.00	1,021.52	3.31
JNL/PIMCO Income Fund
Class A	0.99	1,000.00	988.10	4.88	1,000.00	1,019.89	4.96
Class I	0.69	1,000.00	990.10	3.40	1,000.00	1,021.37	3.46
JNL/PIMCO Real Return Fund
Class A	1.50	1,000.00	997.00	7.43	1,000.00	1,017.36	7.50
Class I	1.20	1,000.00	998.00	5.94	1,000.00	1,018.84	6.01
JNL/PPM America Floating Rate Income Fund
Class A	0.93	1,000.00	1,011.40	4.64	1,000.00	1,020.18	4.66
Class I	0.63	1,000.00	1,012.30	3.14	1,000.00	1,021.67	3.16
JNL/PPM America High Yield Bond Fund
Class A	0.74	1,000.00	990.50	3.65	1,000.00	1,021.12	3.71
Class I	0.44	1,000.00	991.80	2.17	1,000.00	1,022.61	2.21
JNL/PPM America Mid Cap Value Fund
Class A	0.97	1,000.00	974.60	4.75	1,000.00	1,019.98	4.86
Class I	0.67	1,000.00	976.10	3.28	1,000.00	1,021.47	3.36
JNL/PPM America Small Cap Value Fund
Class A	0.95	1,000.00	994.70	4.70	1,000.00	1,020.08	4.76
Class I	0.65	1,000.00	996.80	3.22	1,000.00	1,021.57	3.26
JNL/PPM America Total Return Fund
Class A	0.80	1,000.00	984.10	3.94	1,000.00	1,020.83	4.01
Class I	0.50	1,000.00	984.90	2.46	1,000.00	1,022.32	2.51
JNL/PPM America Value Equity Fund
Class A	0.86	1,000.00	987.80	4.24	1,000.00	1,020.53	4.31
Class I	0.56	1,000.00	989.60	2.76	1,000.00	1,022.02	2.81
JNL/S&P Competitive Advantage Fund
Class A	0.66	1,000.00	1,048.00	3.35	1,000.00	1,021.52	3.31
Class I	0.36	1,000.00	1,050.70	1.83	1,000.00	1,023.01	1.81
JNL/S&P Dividend Income & Growth Fund
Class A	0.65	1,000.00	995.60	3.22	1,000.00	1,021.57	3.26
Class I	0.35	1,000.00	996.90	1.73	1,000.00	1,023.06	1.76
JNL/S&P International 5 Fund
Class A	0.80	1,000.00	961.80	3.89	1,000.00	1,020.83	4.01
Class I	0.45	1,000.00	963.60	2.19	1,000.00	1,022.56	2.26
JNL/S&P Intrinsic Value Fund
Class A	0.67	1,000.00	1,066.90	3.43	1,000.00	1,021.47	3.36
Class I	0.37	1,000.00	1,068.30	1.90	1,000.00	1,022.96	1.86
JNL/S&P Mid 3 Fund
Class A	0.75	1,000.00	1,018.70	3.75	1,000.00	1,021.08	3.76
Class I	0.40	1,000.00	1,020.20	2.00	1,000.00	1,022.81	2.01
JNL/S&P Total Yield Fund
Class A	0.67	1,000.00	1,006.40	3.33	1,000.00	1,021.47	3.36
Class I	0.37	1,000.00	1,007.70	1.84	1,000.00	1,022.96	1.86
JNL/Scout Unconstrained Bond Fund
Class A	1.01	1,000.00	991.00	4.99	1,000.00	1,019.79	5.06
Class I	0.71	1,000.00	992.00	3.51	1,000.00	1,021.27	3.56

JNL Series Trust Sub-Advised Funds

Additional Disclosures (Unaudited)

June 30, 2018

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%) ‡	Beginning Account Value 01/01/18($)	Ending Account Value 06/30/18($)	Expenses Paid During Period($)†	Beginning Account Value 01/01/18($)	Ending Account Value 06/30/18($)	Expenses Paid During Period($)†
JNL/T. Rowe Price Established Growth Fund
Class A	0.83	1,000.00	1,097.80	4.32	1,000.00	1,020.68	4.16
Class I	0.53	1,000.00	1,099.20	2.76	1,000.00	1,022.17	2.66
JNL/T. Rowe Price Mid-Cap Growth Fund
Class A	0.99	1,000.00	1,048.20	5.03	1,000.00	1,019.89	4.96
Class I	0.69	1,000.00	1,049.90	3.51	1,000.00	1,021.37	3.46
JNL/T. Rowe Price Short-Term Bond Fund
Class A	0.71	1,000.00	1,000.00	3.52	1,000.00	1,021.27	3.56
Class I	0.41	1,000.00	1,002.00	2.04	1,000.00	1,022.76	2.06
JNL/T. Rowe Price Value Fund
Class A	0.88	1,000.00	977.70	4.32	1,000.00	1,020.43	4.41
Class I	0.58	1,000.00	979.10	2.85	1,000.00	1,021.92	2.91
JNL/Vanguard Growth Allocation Fund
Class A	0.61	1,000.00	1,001.00	3.03	1,000.00	1,021.77	3.06
Class I	0.19	1,000.00	1,001.90	0.94	1,000.00	1,023.85	0.95
JNL/Vanguard Moderate Allocation Fund
Class A	0.60	1,000.00	990.20	2.96	1,000.00	1,021.82	3.01
Class I	0.18	1,000.00	992.20	0.89	1,000.00	1,023.90	0.90
JNL/Vanguard Moderate Growth Allocation Fund
Class A	0.60	1,000.00	993.20	2.97	1,000.00	1,021.82	3.01
Class I	0.18	1,000.00	996.10	0.89	1,000.00	1,023.90	0.90
JNL/Westchester Capital Event Driven Fund
Class A	1.88	1,000.00	1,060.10	9.60	1,000.00	1,015.47	9.39
Class I	1.58	1,000.00	1,060.90	8.07	1,000.00	1,016.96	7.90
JNL/WMC Balanced Fund
Class A	0.72	1,000.00	992.90	3.56	1,000.00	1,021.22	3.61
Class I	0.42	1,000.00	993.90	2.08	1,000.00	1,022.71	2.11
JNL/WMC Government Money Market Fund
Class A	0.77	1,000.00	1,004.30	3.83	1,000.00	1,020.98	3.86
Class I	0.27	1,000.00	1,006.80	1.34	1,000.00	1,023.46	1.35
JNL/WMC Value Fund
Class A	0.78	1,000.00	987.70	3.84	1,000.00	1,020.93	3.91
Class I	0.48	1,000.00	989.30	2.37	1,000.00	1,022.41	2.41

‡ The expenses or expense waivers for the Funds’ Class I shares was $0.00 for certain days during the period and this was a result of the net assets for the Fund being below a level to generate an expense allocation greater than $0.005 for that day. Additionally, the expenses or expense waivers for the Funds' Class I shares was $0.01 for certain days during the period and this was a result of the net assets for the Fund being at a level to generate an expense allocation between $0.005 and $0.01 for that day and rounded to $0.01. As a result, the ratios of net expenses during the period for Class I shares can be less than or more than the anticipated ratios of net expenses to average net assets depending on the net assets that Class I shares acquired during the period.

† Expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, then multiplied by 181/365 (to reflect the most recent 6-month period).

Quarterly Portfolio Holdings. The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. It is also available upon request from the registrant by calling the Funds toll-free at 1-866-255-1935.

Proxy Voting Policies and Procedures and Proxy Voting Record. A description of the Policy that the Funds’ Adviser (and Sub-Advisers) used to vote proxies relating to portfolio securities and additional information on how the Funds voted any proxies relating to portfolio securities during the 12-month period ended June 30, 2018, are available (1) without charge, upon request by calling 1-800-644-4565 (Jackson Service Center) or 1-800-599-5651 (Jackson NY Service Center), (2) by writing the JNL Series Trust, P.O. Box 30314, Lansing, Michigan 48909-7814, (3) by visiting www.jackson.com, and (4) by visiting the SEC’s website at www.sec.gov.

JNL Series Trust

Results of Special Meetings of Shareholders

On March 28, 2018, a special meeting (“Meeting”) of shareholders (“Shareholders”) of the JNL/Mellon Capital Consumer Staples Sector Fund, the JNL/Mellon Capital Industrials Sector Fund, the JNL/Mellon Capital Materials Sector Fund, and the JNL/Mellon Capital Real Estate Sector Fund of the JNL Series Trust (the “Trust”) was held at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951. The Meeting was held for the following purposes (and with the following results):

JNL/Mellon Capital Consumer Staples Sector Fund

Proposal:	FOR	AGAINST	ABSTAIN	TOTAL
1. To approve or disapprove an amended fundamental policy regarding industry concentration.	888,099.043	36,245.129	132,284.221	1,056,628.393

JNL/Mellon Capital Industrials Sector Fund

Proposal:	FOR	AGAINST	ABSTAIN	TOTAL
1. To approve or disapprove an amended fundamental policy regarding industry concentration.	2,239,142.617	103,808.620	197,355.188	2,540,406.525

JNL/Mellon Capital Materials Sector Fund

Proposal:	FOR	AGAINST	ABSTAIN	TOTAL
1. To approve or disapprove an amended fundamental policy regarding industry concentration.	8,439,576.865	225,249.498	711,169.026	9,375,995.388

JNL/Mellon Capital Real Estate Sector Fund

Proposal:	FOR	AGAINST	ABSTAIN	TOTAL
1. To approve or disapprove an amended fundamental policy regarding industry concentration.	14,298,233.314	203,701.232	2,243,569.189	16,745,503.735

Supplement Dated May 16, 2018

To The Prospectus Dated April 30, 2018

JNL® Series Trust

Please note that the changes impact your variable annuity and/or variable life product(s).

All changes are effective immediately.

For the JNL/Invesco Mid Cap Value Fund, please delete all references to Sergio Marcheli.

For the JNL/WMC Value Fund, please delete all references to Ian R. Link.

In the section entitled, “Summary Overview of Each Fund” for the JNL/DFA U.S. Core Equity Fund under “Portfolio Management,” please delete the Portfolio Managers table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Joseph H. Chi, CFA	2012	Senior Portfolio Manager and Vice President, DFA
Jed S. Fogdall	2012	Senior Portfolio Manager and Vice President, DFA
Lukas J. Smart	April 2017	Senior Portfolio Manager and Vice President, DFA

In the section entitled, “Summary Overview of Each Fund” for the JNL/WMC Balanced Fund under “Portfolio Management,” please delete the Portfolio Managers table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Edward P. Bousa, CFA	2004	Senior Managing Director and Equity Portfolio Manager, WMC
Michael F. Stack, CFA	2014	Senior Managing Director and Fixed Income Portfolio Manager, WMC
Loren L. Moran, CFA	2018	Managing Director and Fixed Income Portfolio Manager, WMC

In the section entitled, “Summary Overview of Each Fund” for the JNL/WMC Value Fund under “Portfolio Management,” please delete the Portfolio Managers table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Karen H. Grimes, CFA	2004	Senior Managing Director and Equity Portfolio Manager, WMC
W. Michael Reckmeyer, III, CFA	2008	Senior Managing Director and Equity Portfolio Manager, WMC
Adam H. Illfelder, CFA	2018	Managing Director and Equity Research Analyst, WMC
This Supplement is dated May 16, 2018.

Supplement Dated June 6, 2018

To The Prospectus Dated April 30, 2018

JNL® Series Trust

Please note that the changes impact your variable annuity and/or variable life product(s).

All changes are effective immediately.

In the section entitled, “Summary Overview of Each Fund” for the JNL/PPM America Floating Rate Income Fund under “Portfolio Management,” please delete the Portfolio Managers table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Anthony Balestrieri	2011	Executive Vice President, Chief Investment Officer-Total Return and Portfolio Manager, PPM
John Walding	2011	Senior Managing Director and Portfolio Manager, PPM
Adam Spielman	June 2018	Senior Managing Director and Portfolio Manager, PPM
David Wagner	2011	Managing Director and Portfolio Manager, PPM
Christopher Kappas	2011	Managing Director and Portfolio Manager, PPM
Tim Kane	April 2018	Vice President, PPM
Scott Richards, CFA	2015	Senior Managing Director and Portfolio Manager, PPM

In the section entitled, “Summary Overview of Each Fund” for the JNL/PPM America High Yield Bond Fund under “Portfolio Management,” please delete the Portfolio Managers table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Anthony Balestrieri	2007	Executive Vice President, Chief Investment Officer-Total Return and Portfolio Manager, PPM
Adam Spielman	June 2018	Senior Managing Director and Portfolio Manager, PPM
Scott Richards, CFA	2008	Senior Managing Director and Portfolio Manager, PPM
John Walding	April 2018	Senior Managing Director and Portfolio Manager, PPM
Curt Burns, CFA	April 2018	Senior Managing Director, PPM
Karl Petrovich	April 2018	Vice President, PPM
This Supplement is dated June 6, 2018.

Supplement Dated June 6, 2018

To The Prospectus Dated April 30, 2018

JNL Series Trust

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Please note that the following changes may impact your variable annuity and/or variable life product(s).

Effective August 13, 2018, the JNL/Brookfield Global Infrastructure & MLP Fund’s name will change to the JNL/First State Global Infrastructure Fund and its sub-adviser will change from Brookfield Investment Management, LLC to Colonial First State Asset Management (Australia) Limited. In connection with these changes, effective August 13, 2018, the Fund, under normal circumstances, will invest at least 80%, of its assets (net assets plus the amount of any borrowings made for investment purposes) in publicly traded equity securities of infrastructure companies.

This Supplement is dated June 6, 2018.

(To be used with JMV9476 04/18, JMV8798 04/18, VC4224 04/18, JMV9476ML 04/18, JMV5763ML 04/18, JMV9476WF 04/18, JMV5763WF 04/18, JMV16966 04/18, JMV18691 04/18, JMV18692 04/18, JMV7698 04/18, JMV8037 04/18, JMV8037BE 04/18, JMV17955 04/18, VC5869 04/18, JMV7697 04/18, VC5890 04/18, VC5890ML 04/18, VC5995 04/18, JMV5765 04/18, JMV2731 04/18, JMV17183 04/18, JMV17183NY 04/18, JMV18691NY 04/18, JMV8037NY 04/18, JMV8037BENY 04/18, JMV17955NY 04/18, FVC4224FT 04/18, VC5526 04/18, VC3656 04/18, VC3657 04/18, VC3723 04/18, JMV7698NY 04/18, NV5869 04/18, JMV7697NY 04/18, NV5890 04/18, JMV9476NY 04/18, NV4224 04/18, JMV9476WFNY 04/18, NV4224WF 04/18, JMV16966NY 04/18, NMV2731 04/18, NV5526 04/18, NV3174GW 04/18, NV3174CEGW 04/18, VC5825GW 04/18, VC5884GW 04/18, VC5885GW 04/18, and NV3784 04/18.)

CMX20723 06/18

Supplement Dated June 6, 2018

To The Prospectus Dated April 30, 2018

JNL Series Trust

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Please note that the following changes may impact your variable annuity and/or variable life product(s).

Effective August 13, 2018, the JNL/PPM America Value Equity Fund, under normal circumstances, will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a “diversified portfolio” of equity securities of “U.S. companies” with market capitalizations within the range of securities in the S&P 500 Index at the time of initial purchase.

This Supplement is dated June 6, 2018.

(To be used with JMV9476 04/18, JMV8798 04/18, VC4224 04/18, JMV9476ML 04/18, JMV5763ML 04/18, JMV9476WF 04/18, JMV5763WF 04/18, JMV16966 04/18, JMV18691 04/18, JMV18692 04/18, JMV7698 04/18, VC5869 04/18, JMV7697 04/18, VC5890 04/18, VC5890ML 04/18, VC5995 04/18, JMV5765 04/18, JMV2731 04/18, JMV17183 04/18, JMV17183NY 04/18, JMV18691NY 04/18, FVC4224FT 04/18, VC5526 04/18, VC3656 04/18, VC3657 04/18, VC3723 04/18, JMV7698NY 04/18, NV5869 04/18, JMV7697NY 04/18, NV5890 04/18, JMV9476NY 04/18, NV4224 04/18, JMV9476WFNY 04/18, NV4224WF 04/18, JMV16966NY 04/18, NMV2731 04/18, NV5526 04/18, NV5825GW 04/18, NV3174GW 04/18, NV3174CEGW 04/18, VC5825GW 04/18, VC5884GW 04/18, VC5885GW 04/18, VC2440 04/18 and NV3784 04/18.)

CMX20724 06/18

Supplement Dated June 20, 2018

To The Prospectus Dated April 30, 2018

JNL® Series Trust

Please note that the changes impact your variable annuity and/or variable life product(s).

All changes are effective immediately.

In the section entitled, “Summary Overview of Each Fund” for the JNL Multi-Manager Alternative Fund under “Principal Investment Strategies,” please delete the section “Event Driven and Merger Arbitrage Strategy” in the entirety and replace with the following:

Event Driven and Merger Arbitrage Strategy

Westchester Capital Management, LLC (“Westchester”) employs a merger arbitrage strategy (“Merger Arbitrage Strategy”) that invests in the common stock, preferred stock, corporate debt, derivatives, total return swaps and/or contracts for difference and, occasionally, warrants of companies which are involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations. The Fund may also invest in special purpose acquisition companies, a form of investment company typically formed for the purpose of acquiring an operating business.  Although a variety of strategies may be employed depending upon the nature of the reorganizations selected for investment, the simplest form of merger-arbitrage activity involves purchasing the shares of an announced acquisition target at a discount to their expected value upon completion of the acquisition.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Franklin Templeton International Small Cap Growth Fund under “Portfolio Management,” please delete the Portfolio Managers table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Edwin Lugo, CFA	2010	Senior Vice President and Portfolio Manager, FTI
Harlan Hodes, CPA	2013	Executive Vice President and Portfolio Manager, TIC
Pankaj Nevatia, CFA	June 2018	Vice President and Portfolio Manager, Franklin Equity Group
This Supplement is dated June 20, 2018.

Supplement Dated June 20, 2018

To The Prospectus Dated April 30, 2018

JNL® Series Trust

Please note that the below change applies to the fund underlying your variable annuity and/or variable life product(s).

Effective August 13, 2018, the JNL/PPM America Small Cap Value Fund will be closed to new and existing investors and will no longer available as an Underlying Fund.

Distributions of dividends and realized capital gains will continue to automatically be reinvested in additional shares.

For additional information, please see the Supplement dated June 20, 2018 to your product prospectus.

This Supplement is dated June 20, 2018.

(To be used with JMV9476 04/18, JMV8798 04/18, VC4224 04/18, JMV9476ML 04/18, JMV5763ML 04/18, JMV9476WF 04/18, JMV5763WF 04/18, JMV16966 04/18, JMV18691 04/18, JMV18692 04/18, JMV7698 04/18, VC5869 04/18, JMV7697 04/18, VC5890 04/18, VC5890ML 04/18, VC5995 04/18, JMV5765 04/18, JMV2731 04/18, JMV17183 04/18, JMV17183NY 04/18, JMV18691NY 04/18, FVC4224FT 04/18, VC5526 04/18, VC3656 04/18, VC3657 04/18, VC3723 04/18, JMV7698NY 04/18, NV5869 04/18, JMV7697NY 04/18, NV5890 04/18, JMV9476NY 04/18, NV4224 04/18, JMV9476WFNY 04/18, NV4224WF 04/18, JMV16966NY 04/18, NMV2731 04/18, NV5526 04/18, NV3174GW 04/18, NV3174CEGW 04/18, VC5825GW 04/18, VC5884GW 04/18, VC5885GW 04/18, and NV3784 04/18.)

CMX20802 06/18

Supplement Dated June 20, 2018

To The Prospectus Dated April 30, 2018

JNL Series Trust (The “Trust”)

Please note that the changes may apply to your variable annuity and/or variable life product(s).

Proposed Reorganization of JNL/Invesco Mid Cap Value Fund

On February 28 – March 2, 2018, the Board of Trustees (the “Board”) of the Trust approved the proposed reorganization of the JNL/Invesco Mid Cap Value Fund (the “Invesco Fund” or the “Acquired Fund”) into the JNL/MFS Mid Cap Value Fund (the “MFS Fund”), each a series of the Trust (the “Reorganization”).

The Reorganization is subject to approval by the shareholders of the Invesco Fund at a shareholders’ meeting expected to be held on July 12, 2018. If approved, it is expected that the Reorganization will take place on or about the close of business on August 10, 2018 (the “Closing Date”). No assurance can be given that the Reorganization will be approved.

Under the terms of the proposed Plan of Reorganization, the Invesco Fund’s assets and liabilities would be transferred to the MFS Fund in return for shares of the MFS Fund having an aggregate net asset value equal to the Invesco Fund’s net assets as of the valuation date. These MFS Fund shares would be distributed pro rata to shareholders of the Invesco Fund in exchange for their fund shares. Invesco Fund shareholders on the Closing Date would thus become shareholders of the MFS Fund and receive shares of MFS Fund with a total net asset value equal to that of their shares of the Invesco Fund at the time of Reorganization. Shareholders will not pay any sales charges in connection with the Reorganization.

The federal income tax treatment of the Reorganization depends upon several factors, including the extent to which the Invesco Fund disposes of assets prior to the completion of the Reorganization and whether the Reorganization qualifies as a tax-free reorganization under Section 368(a)(1) of the Code. It is expected that the Reorganization will qualify as a tax-free reorganization, in which event no gain or loss will be recognized by the Invesco Fund or its shareholders. The Invesco Fund may dispose of a portion or all of its portfolio securities in connection with and prior to the Reorganization. The Invesco Fund will recognize gains or losses upon such dispositions; any such gains will be distributed to Invesco Fund shareholders.

The Invesco Fund and the MFS Fund have similar investment objectives and employ similar investment strategies in seeking to achieve those objectives. The Funds also have some overlap in their risk profiles. A full description of the MFS Fund and the terms of the Reorganization will be contained in a combined proxy statement/prospectus, which is expected to be mailed to shareholders of the Invesco Fund on or about June 19, 2018.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the MFS Fund, nor is it a solicitation of any proxy. For more information regarding the MFS Fund or to receive a free copy of the combined proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission (“SEC”) and become effective) that contains important information about fees, expenses, and risk considerations, please contact us at contact us at prospectusrequest@jackson.com. The combined proxy statement/prospectus will also be available for free on the SEC’s web site (www.sec.gov). Please read the combined proxy statement/prospectus carefully before making any investment decisions.

Proposed Reorganization of JNL/MMRS Conservative Fund

On February 28 – March 2, 2018, the Board of Trustees (the “Board”) of the Trust approved the proposed reorganization of the JNL/MMRS Conservative Fund (the “MMRS Conservative Fund”) into the JNL/MMRS Moderate Fund (the “MMRS Moderate Fund”), each a series of the Trust (the “Reorganization”).

The Reorganization is subject to approval by the shareholders of the MMRS Conservative Fund at a shareholders’ meeting expected to be held on July 12, 2018. If approved, it is expected that the Reorganization will take place on or about the close of business on August 10, 2018 (the “Closing Date”). No assurance can be given that the Reorganization will be approved.

Under the terms of the proposed Plan of Reorganization, the MMRS Conservative Fund’s assets and liabilities would be transferred to the MMRS Moderate Fund in return for shares of the MMRS Moderate Fund having an aggregate net asset value equal to the MMRS Conservative Fund’s net assets as of the valuation date. These MMRS Moderate Fund shares would be distributed pro rata to shareholders of the MMRS Conservative Fund in exchange for their fund shares. MMRS Conservative Fund shareholders on the Closing Date would thus become shareholders of the MMRS Moderate Fund and receive shares of MMRS Moderate Fund with a total net asset value equal to that of their shares of the MMRS Conservative Fund at the time of Reorganization. Shareholders will not pay any sales charges in connection with the Reorganization.

The MMRS Conservative Fund will sell all of its portfolio securities prior to and in connection with the Reorganization. The sale of the portfolio securities will result in the recognition of gain or loss by the MMRS Conservative Fund, which will be allocated to the MMRS Conservative Fund’s shareholders. In the Reorganization, the MMRS Conservative Fund will transfer cash to the MMRS Moderate Fund in exchange for shares of the MMRS Moderate Fund. Such exchange is not expected to result in any material adverse federal income tax consequences to shareholders of the MMRS Conservative Fund.

The MMRS Conservative Fund and the MMRS Moderate Fund have the same investment objectives and employ similar investment strategies in seeking to achieve those objectives. The Funds also have identical risk profiles. A full description of the MMRS Moderate Fund and the terms of the Reorganization will be contained in a combined proxy statement/prospectus, which is expected to be mailed to shareholders of the MMRS Conservative Fund on or about June 19, 2018.

At its meeting on February 28 – March 2, 2018, the Board also approved the proposed reorganization of the JNL/MMRS Growth Fund into the MMRS Moderate Fund. The consummation of any one reorganization is not contingent on the consummation of any other reorganization.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the MMRS Moderate Fund, nor is it a solicitation of any proxy. For more information regarding the MMRS Moderate Fund or to receive a free copy of the combined proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission (“SEC”) and become effective) that contains important information about fees, expenses, and risk considerations, please contact us at prospectusrequest@jackson.com. The combined proxy statement/prospectus will also be available for free on the SEC’s web site (www.sec.gov). Please read the combined proxy statement/prospectus carefully before making any investment decisions.

Proposed Reorganization of JNL/MMRS Growth Fund

On February 28 – March 2, 2018, the Board of Trustees (the “Board”) of the Trust approved the proposed reorganization of the JNL/MMRS Growth Fund (the “MMRS Growth Fund”) into the JNL/MMRS Moderate Fund (the “MMRS Moderate Fund), each a series of the Trust (the “Reorganization”).

The Reorganization is subject to approval by the shareholders of the MMRS Growth Fund at a shareholders’ meeting expected to be held on July 12, 2018. If approved, it is expected that the Reorganization will take place on or about the close of business on August 10, 2018 (the “Closing Date”). No assurance can be given that the Reorganization will be approved.

Under the terms of the proposed Plan of Reorganization, the MMRS Growth Fund’s assets and liabilities would be transferred to the MMRS Moderate Fund in return for shares of the MMRS Moderate Fund having an aggregate net asset value equal to the MMRS Growth Fund’s net assets as of the valuation date. These MMRS Moderate Fund shares would be distributed pro rata to shareholders of the MMRS Growth Fund in exchange for their fund shares. MMRS Growth Fund shareholders on the Closing Date would thus become shareholders of the MMRS Moderate Fund and receive shares of MMRS Moderate Fund with a total net asset value equal to that of their shares of the MMRS Growth Fund on the Closing Date. Shareholders will not pay any sales charges in connection with the Reorganization.

The MMRS Growth Fund will sell all of its portfolio securities prior to and in connection with the Reorganization. The sale of the portfolio securities will result in the recognition of gain or loss by the MMRS Growth Fund, which will be allocated to the MMRS Growth Fund’s shareholders. In the Reorganization, the MMRS Growth Fund will transfer cash to the MMRS Moderate Fund in exchange for shares of the MMRS Moderate Fund. Such exchange is not expected to result in any material adverse federal income tax consequences to shareholders of the MMRS Growth Fund.

The MMRS Growth Fund and the MMRS Moderate Fund have the same investment objectives and employ similar investment strategies in seeking to achieve those objectives. The Funds also have identical risk profiles. A full description of the MMRS Moderate Fund and the terms of the Reorganization will be contained in a combined proxy statement/prospectus, which is expected to be mailed to shareholders of the MMRS Growth Fund on or about June 19, 2018.

At its meeting on February 28 – March 2, 2018, the Board also approved the proposed reorganization of the JNL/MMRS Conservative Fund into the MMRS Moderate Fund. The consummation of any one reorganization is not contingent on the consummation of any other reorganization.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the MMRS Moderate Fund, nor is it a solicitation of any proxy. For more information regarding the MMRS Moderate Fund or to receive a free copy of the combined proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission (“SEC”) and become effective) that contains important information about fees, expenses, and risk considerations, please contact us at prospectusrequest@jackson.com. The combined proxy statement/prospectus will also be available for free on the SEC’s web site (www.sec.gov). Please read the combined proxy statement/prospectus carefully before making any investment decisions.

Sub-Adviser, Investment Strategy, Investment Objective, Secondary Benchmark, Name, and Fundamental Policy Change for the JNL/MMRS Moderate Fund

On February 28 – March 2, 2018, the Board of Trustees (the “Board”) of the Trust approved a change in sub-adviser for the JNL/MMRS Moderate Fund (the “Fund”), as well as corresponding changes to the Fund’s investment objective, investment strategy, secondary benchmark, name, and a change to the Fund’s fundamental policy regarding diversification (the “Strategy/Policy Changes”). In connection with the Strategy/Policy Changes, the Board approved amendments to the following agreements revising the Fund’s advisory fee, sub-advisory fee, and administrative fee structures(collectively, the “Fee Change Amendments”): 1) Amended and Restated Investment Advisory and Management Agreement between the Trust and Jackson National Asset Management, LLC (“JNAM”) ; 2) Amended and Restated Investment Sub-Advisory Agreement between JNAM and T. Rowe Price Associates, Inc. (“T. Rowe”), appointing T. Rowe as a sub-adviser for the Fund and; and 3) Amended and Restated Administration Agreement between the Trust and JNAM. Shareholders will be sent a proxy statement containing additional information on the Strategy/Policy Changes and Fee Change Amendments.

The Strategy/Policy Changes that are being proposed will convert the Fund from a fund-of-funds that is designed to invest in a group of underlying funds that are advised by JNAM to an actively managed Fund. As a result of the structural change from a fund-of-funds to an actively managed Fund, the Fund’s advisory, sub-advisory, and administrative fees will change. JNAM will continue to serve as its investment adviser and administrator, but T. Rowe will serve as the Fund’s new sub-adviser and provide the day-to-day management for the Fund. The name of the Fund will change to the JNL/T. Rowe Price Managed Volatility Balanced Fund.

A full description of the Strategy/Policy Changes and Fee Change Amendments will be contained in a proxy statement, which is expected to be mailed to shareholders of the Fund on or about June 19, 2018. Shareholders will be asked to consider and vote on the Strategy/Policy Changes and Fee Change Amendments at a special meeting of shareholders expected to be held on July 12, 2018. If approved by shareholders, the Strategy/Policy Changes and Fee Change Amendments will become effective on or around August 13, 2018. No assurance can be given that the Strategy/Policy Changes and Fee Change Amendments will be approved.

Sub-Adviser and Name Change for the JNL/Brookfield Global Infrastructure & MLP Fund

On February 28 – March 2, 2018, the Board of Trustees (the “Board”) of the Trust approved a change in sub-adviser for the JNL/Brookfield Global Infrastructure & MLP Fund (the “Fund”) and a change in the Fund’s name. Shareholders will be sent an Information Statement containing additional information regarding the change of sub-adviser for the Fund. Effective August 13, 2018, the Fund will be sub-advised by Colonial First State Asset Management (Australia) Limited and the name of the Fund will change to the JNL/First State Global Infrastructure Fund. The changes in sub-adviser and Fund name are not subject to shareholder approval.

Sub-Adviser Addition for the JNL Multi-Manager Alternative Fund

On February 28 – March 2, 2018, the Board of Trustees (the “Board”) of the Trust approved the appointment of DoubleLine Capital LP (“DoubleLine”) as a sub-adviser for a new strategy, or sleeve, within the JNL Multi-Manager Alternative Fund (the “Fund”). Effective August 13, 2018, DoubleLine will begin providing the day-to-day management for a new strategy within the Fund (the “DoubleLine Strategy”). There are no changes to the other sub-advisers who manage additional strategies within the Fund as a result of the appointment of DoubleLine as a sub-adviser to the Fund. Shareholders will be sent an Information Statement containing additional information regarding the sub-adviser addition for the DoubleLine Strategy within the Fund. The sub-adviser addition is not subject to shareholder approval.

Sub-Adviser Change for the JNL Multi-Manager Small Cap Value Fund

On June 4 – June 6, 2018, the Board of Trustees (the “Board”) of the Trust approved a change of sub-adviser for one of the strategies, or sleeves, within the JNL Multi-Manager Small Cap Value Fund (the “Fund”). On August 13, 2018, WCM Investment Management (“WCM”) will replace PPM America, Inc. (“PPMA”) as the sub-adviser for one of the strategies of the Fund (the “PPMA Small Cap Value Strategy”), which will be renamed the “WCM Small Cap Value Strategy,” and WCM will begin providing the day-to-day management for the WCM Small Cap Value Strategy of the Fund. There are no changes to the sub-advisory arrangements with the other sub-advisers for the Fund as a result of the appointment of WCM as a sub-adviser to the Fund. Shareholders will be sent an Information Statement containing additional information regarding the change of sub-adviser for the PPMA Small Cap Value Strategy of the Fund. The change in sub-adviser is not subject to shareholder approval.

This Supplement is dated June 20, 2018.

(To be used with JMV9476 04/18, JMV8798 04/18, VC4224 04/18, JMV9476ML 04/18, JMV5763ML 04/18, JMV9476WF 04/18, JMV5763WF 04/18, JMV16966 04/18, JMV18691 04/18, JMV18692 04/18, JMV7698 04/18, JMV8037 04/18, JMV8037BE 04/18, JMV17955 04/18, VC5869 04/18, JMV7697 04/18, VC5890 04/18, VC5890ML 04/18, VC5995 04/18, JMV5765 04/18, JMV2731 04/18, JMV17183 04/18, JMV17183NY 04/18, JMV18691NY 04/18, JMV8037NY 04/18, JMV8037BENY 04/18, JMV17955NY 04/18, FVC4224FT 04/18, VC5526 04/18, VC3656 04/18, VC3657 04/18, VC3723 04/18, JMV7698NY 04/18, NV5869 04/18, JMV7697NY 04/18, NV5890 04/18, JMV9476NY 04/18, NV4224 04/18, JMV9476WFNY 04/18, NV4224WF 04/18, JMV16966NY 04/18, NMV2731 04/18, NV5526 04/18, NV5825GW 04/18, NV3174GW 04/18, NV3174CEGW 04/18, VC5825GW 04/18, VC5884GW 04/18, VC5885GW 04/18, and NV3784 04/18.)

CMX20803 06/18

JNL Series Trust JNL Variable Fund LLC One Corporate Way Lansing, MI 48951 PRSRT STD U.S. POSTAGE PAID JACKSON NATIONAL ASSET MANAGEMENT L.L.C. VADV6413 06/18

Item 2.  Code of Ethics.

Not applicable to the semi-annual filing.

Item 3.  Audit Committee Financial Expert.

Not applicable to the semi-annual filing.

Item 4.  Principal Accountant Fees and Services.

Not applicable to the semi-annual filing.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a)

Below is a Schedule I – Investments in securities of unaffiliated issuers for the JNL Multi-Manager Alternative Fund, JNL Multi-Manager Mid Cap Fund, JNL S&P 500 Index Fund, JNL/AQR Large Cap Relaxed Constraint Equity Fund, JNL/BlackRock Global Allocation Fund, JNL/Boston Partners Global Long Short Equity Fund, JNL/Crescent High Income Fund, JNL/DFA U.S. Core Equity Fund, JNL/DoubleLine Core Fixed Income Fund, JNL/DoubleLine Shiller Enhanced CAPE Fund, JNL/FPA + DoubleLine Flexible Allocation Fund, JNL/Franklin Templeton Global Fund, JNL/Franklin Templeton Income Fund, JNL/Franklin Templeton Mutual Shares Fund, JNL/Goldman Sachs Core Plus Bond Fund, JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/Invesco Global Real Estate Fund, JNL/Invesco Small Cap Growth Fund, JNL/Mellon Capital Bond Index Fund, JNL/Mellon Capital Emerging Markets Index Fund, JNL/Mellon Capital Industrials Sector Fund, JNL/Mellon Capital International Index Fund, JNL/Mellon Capital MSCI KLD 400 Social Index Fund, JNL/Mellon Capital Real Estate Sector Fund, JNL/Mellon Capital S&P 1500 Growth Index Fund, JNL/Mellon Capital S&P 1500 Value Index Fund, JNL/Mellon Capital S&P 400 MidCap Index Fund, JNL/Mellon Capital S&P 500 Index Fund, JNL/Mellon Capital Small Cap Index Fund, JNL/MFS Mid Cap Value Fund, JNL Multi-Manager Small Cap Growth Fund, JNL Multi-Manager Small Cap Value Fund, JNL/Neuberger Berman Strategic Income Fund, JNL/Oppenheimer Emerging Markets Innovator Fund, JNL/PIMCO Income Fund, JNL/PIMCO Real Return Fund, JNL/PPM America Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund, JNL/PPM America Total Return Fund, JNL/S&P International 5 Fund, JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Mid-Cap Growth Fund, JNL/T. Rowe Price Short-Term Bond Fund, JNL/T. Rowe Price Value Fund, JNL/WMC Balanced Fund and JNL/Westchester Capital Event Driven Fund, for which a summary schedule of investments was provided in the Semi-Annual Report (Unaudited) dated June 30, 2018, pursuant to §210.1212 of Regulation S-X.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/AQR Large Cap Relaxed Constraint Equity Fund
COMMON STOCKS 128.1%
Consumer Discretionary 20.4%
Amazon.com Inc. (a) (b)	14	23,303
American Eagle Outfitters Inc.	87	2,021
AutoZone Inc. (a)	—	108
Best Buy Co. Inc.	65	4,859
Big Lots Inc.	5	211
Booking Holdings Inc. (a)	2	4,399
Brunswick Corp.	31	2,014
Carnival Plc	37	2,127
Comcast Corp. - Class A	122	4,004
D.R. Horton Inc.	65	2,673
Dana Holding Corp.	28	575
Deckers Outdoor Corp. (a)	9	1,016
Foot Locker Inc.	22	1,168
General Motors Co.	160	6,319
Home Depot Inc.	15	2,993
Hyatt Hotels Corp. - Class A	22	1,732
John Wiley & Sons Inc. - Class A	10	637
Kohl's Corp.	33	2,435
Las Vegas Sands Corp.	53	4,042
Lear Corp.	33	6,109
Lowe's Cos. Inc.	22	2,136
Lululemon Athletica Inc. (a)	16	2,044
Macy's Inc.	43	1,609
Michael Kors Holdings Ltd. (a)	28	1,845
Netflix Inc. (a)	12	4,516
NVR Inc. (a)	1	3,939
Pulte Homes Inc.	64	1,840
Royal Caribbean Cruises Ltd.	30	3,154
Skechers U.S.A. Inc. - Class A (a)	97	2,901
Target Corp.	21	1,603
Thor Industries Inc. (c)	16	1,546
TJX Cos. Inc.	14	1,336
Toll Brothers Inc.	15	568
Twenty-First Century Fox Inc. - Class A	27	1,320
Urban Outfitters Inc. (a)	17	771
Viacom Inc. - Class B	10	295
Walt Disney Co.	49	5,090
Wynn Resorts Ltd.	16	2,680
		111,938
Consumer Staples 3.5%
Archer-Daniels-Midland Co.	57	2,609
Bunge Ltd.	2	157
Constellation Brands Inc. - Class A	10	2,119
Ingredion Inc.	2	236
Nu Skin Enterprises Inc. - Class A	7	579
PepsiCo Inc.	15	1,664
Procter & Gamble Co.	27	2,139
Sanderson Farms Inc.	5	567
Tyson Foods Inc. - Class A	14	992
Walmart Inc. (b)	93	7,927
		18,989
Energy 10.7%
Anadarko Petroleum Corp.	19	1,411
Cabot Oil & Gas Corp.	38	899
Chevron Corp.	45	5,723
CNX Resources Corp. (a)	19	336
ConocoPhillips Co. (b)	104	7,250
CONSOL Energy Inc. (a)	32	1,224
Devon Energy Corp.	90	3,968
Energen Corp. (a)	35	2,552
EOG Resources Inc.	8	970
Exxon Mobil Corp.	34	2,829
Halliburton Co.	43	1,918
Helmerich & Payne Inc.	5	342
HollyFrontier Corp.	77	5,238
Marathon Oil Corp.	122	2,548
Marathon Petroleum Corp.	52	3,669
Newfield Exploration Co. (a)	41	1,246
Occidental Petroleum Corp.	32	2,665
Patterson-UTI Energy Inc.	23	411
	Shares/Par[1]	Value ($)
PBF Energy Inc. - Class A	29	1,231
Pioneer Natural Resources Co.	3	481
QEP Resources Inc. (a)	115	1,406
RPC Inc. (c)	10	142
Southwestern Energy Co. (a)	531	2,813
Valero Energy Corp. (b)	63	6,932
World Fuel Services Corp.	31	639
		58,843
Financials 14.4%
Aflac Inc.	124	5,321
Allstate Corp.	43	3,918
Ameriprise Financial Inc.	27	3,726
Assured Guaranty Ltd.	59	2,101
Bank of America Corp. (b)	196	5,522
Bank of New York Mellon Corp.	20	1,060
Berkshire Hathaway Inc. - Class B (a)	30	5,630
BlackRock Inc.	2	1,150
Citigroup Inc.	61	4,061
Everest Re Group Ltd.	2	396
Federated Investors Inc. - Class B	21	496
Fidelity National Financial Inc.	112	4,205
First American Financial Corp.	22	1,130
Invesco Ltd.	28	736
JPMorgan Chase & Co. (b)	105	10,941
Lincoln National Corp.	29	1,832
Moody's Corp.	4	735
Morgan Stanley	17	817
PNC Financial Services Group Inc.	40	5,390
Popular Inc.	37	1,652
Prudential Financial Inc.	31	2,889
Regions Financial Corp.	110	1,950
Reinsurance Group of America Inc.	17	2,216
S&P Global Inc.	4	838
Synchrony Financial	14	484
Synovus Financial Corp.	8	437
T. Rowe Price Group Inc.	14	1,601
TCF Financial Corp.	52	1,273
Travelers Cos. Inc.	18	2,201
U.S. Bancorp	16	780
Unum Group	21	773
Wells Fargo & Co.	48	2,675
		78,936
Health Care 16.2%
AbbVie Inc.	49	4,554
Abiomed Inc. (a)	3	1,398
Aetna Inc.	8	1,486
Agilent Technologies Inc.	21	1,279
Align Technology Inc. (a)	13	4,302
Amgen Inc.	26	4,869
Baxter International Inc. (b)	115	8,477
Biogen Inc. (a)	10	2,794
Boston Scientific Corp. (a)	27	886
Cardinal Health Inc.	4	218
Celgene Corp. (a)	48	3,817
Centene Corp. (a)	22	2,652
Charles River Laboratories International Inc. (a)	15	1,649
Danaher Corp.	20	1,973
Exelixis Inc. (a)	79	1,698
Express Scripts Holding Co. (a)	14	1,079
Gilead Sciences Inc.	88	6,216
Haemonetics Corp. (a)	2	149
Humana Inc.	20	5,854
Intuitive Surgical Inc. (a)	6	2,751
Johnson & Johnson	49	5,923
McKesson Corp.	24	3,146
Medtronic Plc	8	647
Merck & Co. Inc.	82	4,979
Pfizer Inc.	144	5,233
United Therapeutics Corp. (a)	16	1,851
UnitedHealth Group Inc.	15	3,732
Vertex Pharmaceuticals Inc. (a)	10	1,785
WellCare Health Plans Inc. (a)	15	3,732
		89,129

See accompanying Notes to Financial Statements.

1

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Industrials 14.3%
AGCO Corp.	13	772
Armstrong World Industries Inc. (a)	27	1,689
Boeing Co. (b)	36	12,249
Caterpillar Inc.	5	705
Crane Co.	14	1,158
CSX Corp.	36	2,266
Cummins Inc.	30	4,018
Curtiss-Wright Corp.	8	975
Delta Air Lines Inc.	20	967
Eaton Corp. Plc	22	1,610
Emerson Electric Co.	4	283
Esterline Technologies Corp. (a)	13	944
FedEx Corp.	15	3,392
General Dynamics Corp.	8	1,572
HD Supply Holdings Inc. (a)	43	1,831
Honeywell International Inc.	24	3,394
Huntington Ingalls Industries Inc.	13	2,927
Ingersoll-Rand Plc	24	2,159
ITT Inc.	57	2,999
Kansas City Southern	12	1,255
KBR Inc.	63	1,124
L3 Technologies Inc.	7	1,360
Lockheed Martin Corp.	9	2,727
MSC Industrial Direct Co. - Class A	8	660
Norfolk Southern Corp.	27	4,114
Northrop Grumman Systems Corp.	5	1,662
Oshkosh Corp.	29	2,025
PACCAR Inc.	2	128
Raytheon Co.	22	4,301
Robert Half International Inc.	42	2,743
Ryder System Inc.	8	552
Spirit Aerosystems Holdings Inc. - Class A	65	5,547
United Rentals Inc. (a)	9	1,386
Waste Management Inc.	10	805
WESCO International Inc. (a)	22	1,283
WW Grainger Inc.	4	1,198
		78,780
Information Technology 35.5%
Accenture Plc - Class A	19	3,120
Activision Blizzard Inc.	32	2,415
Adobe Systems Inc. (a) (b)	27	6,678
Akamai Technologies Inc. (a)	24	1,768
Alphabet Inc. - Class A (a) (b)	7	7,917
Alphabet Inc. - Class C (a) (b)	7	7,823
Apple Inc. (b)	111	20,465
Applied Materials Inc. (b)	145	6,677
Arista Networks Inc. (a)	—	132
Cadence Design Systems Inc. (a)	55	2,380
Cavium Inc. (a)	2	144
CDW Corp.	7	604
Cisco Systems Inc.	121	5,227
Citrix Systems Inc. (a)	7	700
Cognizant Technology Solutions Corp. - Class A	41	3,232
Convergys Corp.	19	458
DXC Technology Co.	9	708
eBay Inc. (a)	58	2,101
Electronic Arts Inc. (a)	18	2,571
Facebook Inc. - Class A (a) (b)	89	17,259
First Solar Inc. (a)	24	1,282
Fortinet Inc. (a)	7	444
HP Inc.	15	343
IAC/InterActiveCorp. (a)	34	5,164
Intel Corp. (b)	151	7,509
International Business Machines Corp. (b)	69	9,627
Jabil Inc.	36	989
KLA-Tencor Corp.	27	2,737
Lam Research Corp.	27	4,682
Maxim Integrated Products Inc.	23	1,369
MAXIMUS Inc.	16	975
Micron Technology Inc. (a) (b)	175	9,173
Microsoft Corp. (b)	190	18,787
Nvidia Corp.	23	5,449
ON Semiconductor Corp. (a)	27	591
	Shares/Par[1]	Value ($)
Oracle Corp. (b)	232	10,236
PayPal Holdings Inc. (a)	33	2,765
Red Hat Inc. (a)	7	980
Science Applications International Corp.	29	2,343
Seagate Technology	8	461
Skyworks Solutions Inc.	26	2,541
Texas Instruments Inc.	34	3,732
Total System Services Inc.	48	4,083
Twitter Inc. (a)	83	3,628
Western Digital Corp.	12	908
Zynga Inc. - Class A (a)	504	2,052
		195,229
Materials 7.1%
Alcoa Corp. (a)	133	6,249
Cabot Corp.	9	547
Celanese Corp. - Class A	45	5,034
Chemours Co.	58	2,566
Commercial Metals Co.	13	284
Eastman Chemical Co.	27	2,669
Freeport-McMoRan Inc. - Class B	219	3,785
Huntsman Corp.	136	3,976
LyondellBasell Industries NV - Class A (b)	81	8,891
Olin Corp.	8	220
PolyOne Corp.	4	190
Reliance Steel & Aluminum Co.	4	327
Steel Dynamics Inc.	52	2,399
Westlake Chemical Corp.	20	2,139
		39,276
Real Estate 2.4%
American Tower Corp.	5	757
AvalonBay Communities Inc.	2	395
Boston Properties Inc.	3	426
Crown Castle International Corp.	8	908
Digital Realty Trust Inc.	11	1,211
Equinix Inc.	—	129
Equity Residential Properties Inc.	12	745
Host Hotels & Resorts Inc.	17	357
ProLogis Inc.	29	1,939
Public Storage	11	2,528
Realty Income Corp.	24	1,313
Ventas Inc.	20	1,122
Welltower Inc.	15	953
Weyerhaeuser Co.	12	432
		13,215
Telecommunication Services 0.2%
AT&T Inc.	27	866
Utilities 3.4%
Ameren Corp.	30	1,830
Consolidated Edison Inc.	23	1,794
Exelon Corp. (b)	215	9,148
MDU Resources Group Inc.	8	220
NorthWestern Corp.	1	77
Public Service Enterprise Group Inc.	95	5,146
UGI Corp.	6	304
Vistra Energy Corp. (a)	6	146
		18,665
Total Common Stocks (cost $618,975)		703,866
SHORT TERM INVESTMENTS 0.2%
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 1.79% (d) (e)	1,029	1,029
Total Short Term Investments (cost $1,029)		1,029
Total Investments 128.3% (cost $620,004)		704,895
Total Securities Sold Short (29.7)% (proceeds $154,439)		(163,406)
Other Derivative Instruments 0.0%		3
Other Assets and Liabilities, Net 1.4%		7,910
Total Net Assets 100.0%		549,402

(a)  Non-income producing security.

(b)  All or a portion of the security is pledged or segregated as collateral.

(c)  All or portion of the security was on loan.

(d)  Investment in affiliate.

See accompanying Notes to Financial Statements.

2

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

(e)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (29.7%)
COMMON STOCKS (29.7%)
Consumer Discretionary (4.4%)
Caesars Entertainment Corp.	(220)	(2,358)
Carmax Inc.	(22)	(1,619)
Discovery Inc. - Class A	(219)	(6,033)
DISH Network Corp. - Class A	(65)	(2,170)
Floor & Decor Holdings Inc.	(10)	(514)
Leggett & Platt Inc.	(10)	(442)
Liberty Broadband Corp. - Class C	(9)	(711)
Limited Brands Inc.	(52)	(1,911)
Mattel Inc.	(28)	(453)
Meredith Corp.	(34)	(1,747)
New York Times Co. - Class A	(48)	(1,232)
Newell Brands Inc.	(78)	(2,023)
Office Depot Inc.	(482)	(1,228)
Scientific Games Corp. - Class A	(40)	(1,950)
		(24,391)
Consumer Staples (2.6%)
Avon Products Inc.	(32)	(52)
Campbell Soup Co.	(45)	(1,817)
Casey's General Stores Inc.	(5)	(546)
Coty Inc. - Class A	(193)	(2,726)
Hain Celestial Group Inc.	(70)	(2,077)
Kraft Heinz Foods Co.	(40)	(2,537)
Post Holdings Inc.	(36)	(3,089)
TreeHouse Foods Inc.	(31)	(1,635)
		(14,479)
Energy (2.8%)
Callon Petroleum Co.	(34)	(370)
Cheniere Energy Inc.	(21)	(1,367)
Chesapeake Energy Corp.	(95)	(500)
Ensco Plc - Class A	(518)	(3,763)
Extraction Oil & Gas Inc.	(77)	(1,124)
Hess Corp.	(7)	(466)
Nabors Industries Ltd.	(310)	(1,985)
Rowan Cos. Plc - Class A	(68)	(1,102)
SM Energy Co.	(21)	(526)
Targa Resources Corp.	(17)	(833)
Transocean Ltd.	(85)	(1,147)
Weatherford International Plc	(710)	(2,337)
		(15,520)
Financials (1.2%)
Kemper Corp.	(2)	(177)
Sterling Bancorp	(131)	(3,079)
United Bankshares Inc.	(90)	(3,268)
		(6,524)
Health Care (8.4%)
Acadia HealthCare Co. Inc.	(75)	(3,059)
Agios Pharmaceuticals Inc.	(45)	(3,809)
Akorn Inc.	(105)	(1,746)
Alkermes Plc	(84)	(3,462)
Allergan Plc	(8)	(1,384)
Alnylam Pharmaceuticals Inc.	(15)	(1,464)
BioMarin Pharmaceutical Inc.	(42)	(3,943)
Bluebird Bio Inc.	(9)	(1,410)
Brookdale Senior Living Inc.	(64)	(580)
DexCom Inc.	(21)	(1,997)
Endo International Plc	(149)	(1,408)
Envision Healthcare Corp.	(59)	(2,592)
Exact Sciences Corp.	(29)	(1,731)
Incyte Corp.	(5)	(327)
Intrexon Corp.	(47)	(660)
Ionis Pharmaceuticals Inc.	(54)	(2,255)
Lifepoint Health Inc.	(10)	(489)
Mallinckrodt Plc	(14)	(259)
Medidata Solutions Inc.	(11)	(873)
Nektar Therapeutics	(31)	(1,516)
Neurocrine Biosciences Inc.	(15)	(1,427)
Opko Health Inc.	(196)	(923)
	Shares/Par[1]	Value ($)
Premier Inc. - Class A	(99)	(3,597)
Prestige Brands Holdings Inc.	(52)	(1,999)
Sage Therapeutics Inc.	(3)	(486)
Seattle Genetics Inc.	(31)	(2,053)
Syneos Health Inc. - Class A	(18)	(861)
		(46,310)
Industrials (2.5%)
American Airlines Group Inc.	(99)	(3,761)
Colfax Corp.	(17)	(508)
Flowserve Corp.	(4)	(173)
Middleby Corp.	(3)	(352)
NOW Inc.	(155)	(2,063)
Stericycle Inc.	(35)	(2,294)
TransDigm Group Inc.	(7)	(2,508)
Wabtec Corp.	(23)	(2,313)
		(13,972)
Information Technology (4.0%)
ACI Worldwide Inc.	(5)	(116)
Advanced Micro Devices Inc.	(394)	(5,912)
Atlassian Corp. Plc - Class A	(12)	(760)
Belden Inc.	(49)	(3,001)
Cognex Corp.	(25)	(1,100)
Cree Inc.	(25)	(1,035)
Cypress Semiconductor Corp.	(91)	(1,419)
EchoStar Corp. - Class A	(6)	(286)
FireEye Inc.	(29)	(450)
Gartner Inc.	(15)	(2,057)
Guidewire Software Inc.	(1)	(109)
NCR Corp.	(17)	(496)
NetScout Systems Inc.	(37)	(1,096)
Pandora Media Inc.	(69)	(542)
ViaSat Inc.	(57)	(3,727)
		(22,106)
Materials (2.5%)
Albemarle Corp.	(66)	(6,228)
Allegheny Technologies Inc.	(131)	(3,301)
Axalta Coating Systems Ltd.	(67)	(2,016)
Platform Specialty Products Corp.	(46)	(536)
Royal Gold Inc.	(12)	(1,137)
Valvoline Inc.	(10)	(206)
		(13,424)
Telecommunication Services (0.4%)
CenturyLink Inc.	(87)	(1,629)
Zayo Group Holdings Inc.	(11)	(398)
		(2,027)
Utilities (0.9%)
Black Hills Corp.	(15)	(910)
FirstEnergy Corp.	(32)	(1,166)
PPL Corp.	(90)	(2,577)
		(4,653)
Total Common Stocks (proceeds $154,439)		(163,406)
Total Securities Sold Short (29.7%) (proceeds $154,439)		(163,406)

JNL/BlackRock Global Allocation Fund (a)
COMMON STOCKS 57.7%
Consumer Discretionary 8.4%
Adidas AG	—	53
Aisin Seiki Co. Ltd.	87	3,978
Alpine Electronics Inc.	27	559
Amazon.com Inc. (b) (c)	26	43,904
AutoZone Inc. (b)	—	35
BAIC Motor Corp. Ltd. - Class H	42	40
Berkeley Group Holdings Plc	13	670
Booking Holdings Inc. (b)	—	53
Bridgestone Corp. (d)	269	10,527
Canon Marketing Japan Inc.	34	701
Carnival Plc	1	78
Charter Communications Inc. - Class A (b) (e)	97	28,411
Cheng Shin Rubber Industry Co. Ltd.	495	744
Cie Financiere Richemont SA	—	15
Comcast Corp. - Class A (e)	1,306	42,862

See accompanying Notes to Financial Statements.

3

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Compagnie Generale des Etablissements Michelin	—	36
Coway Co. Ltd.	15	1,193
Dave & Buster's Entertainment Inc. (b)	78	3,708
Denso Corp.	208	10,163
DISH Network Corp. - Class A (b)	34	1,144
Dollar General Corp.	20	1,988
Dongfeng Motor Group Co. Ltd. - Class H	42	45
Exedy Corp.	24	733
Expedia Group Inc.	1	141
Ford Motor Co.	2	18
Galaxy Entertainment Group Ltd.	8	62
General Motors Co.	1	56
Genting International Plc	110	98
Guangzhou Automobile Group Co. Ltd. - Class H	28	27
Hero Motocorp Ltd.	32	1,627
Hilton Worldwide Holdings Inc.	—	17
Home Depot Inc.	6	1,112
Hyatt Hotels Corp. - Class A	1	113
Hyundai Mobis	—	5
i-Cable Communications Ltd. (b)	135	2
Jawbone Health Hub Inc. (b) (f) (g) (h)	98	—
Kohl's Corp.	5	378
Koito Manufacturing Co. Ltd.	83	5,445
Las Vegas Sands Corp.	2	134
Lear Corp.	3	565
Liberty Broadband Corp. - Class A (b)	25	1,864
Liberty Broadband Corp. - Class C (b)	106	8,020
Liberty Global Plc - Class A (b)	238	6,567
Liberty SiriusXM Group - Class A (b)	93	4,186
Liberty SiriusXM Group - Class C (b)	148	6,716
Lowe's Cos. Inc.	21	1,979
LPP SA	—	7
Luxottica Group SpA	169	10,884
Maruti Suzuki India Ltd.	41	5,297
McDonald's Corp.	3	451
MGM Resorts International	443	12,865
Mohawk Industries Inc. (b)	89	19,022
New Oriental Education & Technology Group - ADR	1	71
Nike Inc. - Class B	—	17
Nippon Television Holdings Inc.	90	1,521
NOS SGPS	508	2,780
O'Reilly Automotive Inc. (b)	37	9,998
Panasonic Corp.	3	39
PVH Corp.	2	345
RAI Way SpA	793	3,707
Rakuten Inc.	7	49
Relx Plc	—	5
Ross Stores Inc.	5	389
Royal Caribbean Cruises Ltd.	3	320
Sands China Ltd.	2	13
Shimamura Co. Ltd.	7	588
Sodexo SA	144	14,402
Sony Corp.	2	87
Stanley Electric Co. Ltd.	23	795
Subaru Corp. NPV	628	18,245
Suzuki Motor Corp.	352	19,398
Swatch Group AG	1	73
Swatch Group AG	—	3
Target Corp.	2	119
Tata Motors Ltd. (b)	1	3
Titan Industries Ltd.	1	10
Toho Co. Ltd.	29	978
Toyota Industries Corp.	202	11,335
TV Asahi Holdings Corp.	66	1,440
VF Corp.	1	106
Walt Disney Co.	3	315
Wyndham Destinations Inc.	6	283
Wyndham Hotels & Resorts Inc.	5	267
Yum China Holdings Inc.	1	19
Yum! Brands Inc.	2	119
		327,137
Consumer Staples 3.7%
Ajinomoto Co. Inc.	508	9,613
Altria Group Inc.	282	16,000
	Shares/Par[1]	Value ($)
Anheuser-Busch InBev NV	162	16,380
BIM Birlesik Magazalar A/S	1	18
Carlsberg A/S - Class B (d)	—	28
Coca-Cola Co.	1	59
Colgate-Palmolive Co.	15	976
ConAgra Brands Inc.	3	111
Constellation Brands Inc. - Class A	3	742
Costco Wholesale Corp.	2	322
Danone SA	362	26,480
Diageo Plc	1	21
Edgewell Personal Care Co. (b)	182	9,198
Essity AB - Class B	3	62
General Mills Inc.	1	51
Hindustan Unilever Ltd.	3	78
Imperial Brands Plc	1	44
JBS SA	19	44
Jeronimo Martins SGPS SA	38	548
Kao Corp.	—	23
Kimberly-Clark Corp.	—	47
Kirin Holdings Co. Ltd.	1	21
Koninklijke Ahold NV	1	27
KT&G Corp.	86	8,265
L'Oreal SA	—	4
Mondelez International Inc. - Class A	28	1,129
Nestle SA	299	23,208
PepsiCo Inc.	14	1,553
Philip Morris International Inc.	1	90
Procter & Gamble Co.	290	22,614
Seven & I Holdings Co. Ltd.	14	611
Sysco Corp.	2	158
Tiger Brands Ltd.	3	61
Unicharm Corp.	1	36
Unilever NV - CVA	1	59
Unilever Plc	1	40
Uni-President Enterprises Corp.	876	2,223
Walgreens Boots Alliance Inc.	1	64
Walmart Inc.	27	2,331
Want Want China Holdings Ltd.	1,499	1,332
Wesfarmers Ltd.	3	99
WH Group Ltd.	72	59
Woolworths Group Ltd. (d)	3	77
Yakult Honsha Co. Ltd.	—	13
		144,919
Energy 4.6%
Anadarko Petroleum Corp.	477	34,973
BP Plc	11	82
Canadian Natural Resources Ltd.	1	52
Chevron Corp.	4	441
CNOOC Ltd.	55	96
Coal India Ltd.	312	1,206
ConocoPhillips Co. (e)	2	152
Enbridge Inc.	169	6,042
EnCana Corp.	1,118	14,589
ENI SpA	2	44
Exxon Mobil Corp.	102	8,442
Fieldwood Energy Inc. (b) (f) (g) (h)	4	149
Fieldwood Energy Inc. (b) (f)	15	552
Formosa Petrochemical Corp.	255	1,025
Halliburton Co.	1	45
Helmerich & Payne Inc.	6	366
Hindustan Petroleum Corp. Ltd.	20	76
Husky Energy Inc. (b)	4	60
Imperial Oil Ltd.	1	24
Indian Oil Corp. Ltd.	11	25
INPEX Corp.	2	17
Kinder Morgan Inc.	3	51
Marathon Petroleum Corp.	14	954
Occidental Petroleum Corp. (e)	1	41
Oil & Natural Gas Corp. Ltd.	419	975
Petroleo Brasileiro SA	1	3
Phillips 66	6	636
Pioneer Natural Resources Co. (e)	27	5,042
Polski Koncern Naftowy Orlen S.A.	1	32
Reliance Industries Ltd.	1,306	18,623

See accompanying Notes to Financial Statements.

4

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Repsol SA (d)	2	41
Royal Dutch Shell Plc - Class A	565	19,558
Royal Dutch Shell Plc - Class A	2	57
Royal Dutch Shell Plc - Class A - ADR (e)	230	15,903
Royal Dutch Shell Plc - Class B	4	142
Schlumberger Ltd.	85	5,681
SK Innovation Co. Ltd.	—	26
Suncor Energy Inc. (e)	2	65
Thai Oil PCL	359	842
Thai Oil PCL	28	66
Total SA	—	29
Total SA - ADR	6	380
TransCanada Corp. (d)	148	6,408
Valero Energy Corp.	11	1,177
Williams Cos. Inc.	1,247	33,801
		178,991
Financials 7.2%
ABN AMRO Group NV - CVA	345	8,936
Agricultural Bank of China Ltd. - Class H	78	37
Allianz SE	—	44
Allstate Corp.	1	57
Ally Financial Inc.	10	271
American Express Co.	—	4
American International Group Inc.	—	3
Ameriprise Financial Inc.	3	436
AMP Ltd. (d)	10	26
Aon Plc - Class A	—	33
Aviva Plc	3	17
AXA SA (d)	310	7,579
Banco Bilbao Vizcaya Argentaria SA	5	37
Banco do Brasil SA	4	32
Banco Santander Brasil SA	2	18
Bank of America Corp.	1,180	33,278
Bank of New York Mellon Corp.	6	332
Bank of Nova Scotia (d)	1	37
Barclays Plc	5	12
BB&T Corp.	—	4
Berkshire Hathaway Inc. - Class B (b)	9	1,753
BNP Paribas SA	1	74
CaixaBank SA	14	62
Capital One Financial Corp.	5	498
Cathay Financial Holding Co. Ltd.	885	1,564
Charles Schwab Corp.	452	23,111
Chinatrust Financial Holding Co. Ltd.	9	6
Chubb Ltd.	68	8,676
Citigroup Inc.	301	20,135
CME Group Inc.	—	38
Credit Agricole SA	2	26
Danske Bank A/S	2	49
Discover Financial Services	8	581
DNB Bank ASA	1	26
Fifth Third Bancorp (e)	207	5,948
Franklin Resources Inc.	—	12
Fubon Financial Holding Co. Ltd.	985	1,653
Goldman Sachs Group Inc.	3	590
Grupo Financiero Banorte SAB de CV - Class O	4	25
Hana Financial Group Inc.	1	40
Hartford Financial Services Group Inc.	22	1,122
Hong Kong Exchanges & Clearing Ltd.	1	30
Housing Development Finance Corp.	424	11,831
HSBC Holdings Plc	1,836	17,162
Industrial Bank of Korea	3	40
ING Groep NV	1,055	15,115
Intesa Sanpaolo SpA	6	17
Japan Post Holdings Co. Ltd.	3	31
JPMorgan Chase & Co.	94	9,754
Kotak Mahindra Bank Ltd.	454	8,919
Legal & General Group Plc	16	56
Lloyds Banking Group Plc	136	113
M&T Bank Corp.	—	23
Manulife Financial Corp.	2	30
Marsh & McLennan Cos. Inc.	125	10,271
MetLife Inc.	39	1,711
Mitsubishi UFJ Financial Group Inc.	8	43
	Shares/Par[1]	Value ($)
Morgan Stanley	509	24,142
MS&AD Insurance Group Holdings	1	28
Muenchener Rueckversicherungs AG	—	19
Nomura Holdings Inc.	5	25
PICC Property & Casualty Co. Ltd. - Class H	12	13
Progressive Corp.	—	4
Prudential Financial Inc.	5	422
Reinsurance Group of America Inc.	4	467
Resona Holdings Inc.	10	53
Royal Bank of Canada	2	148
Shinhan Financial Group Co. Ltd.	—	4
Skandinaviska Enskilda Banken AB - Class A	7	62
Societe Generale SA	1	50
State Bank of India (b)	913	3,460
State Street Corp.	3	308
Sumitomo Mitsui Financial Group Inc. (e)	—	8
SunTrust Banks Inc.	214	14,114
T&D Holdings Inc.	—	3
Taiwan Cooperative Financial Holding	16	9
Tokio Marine Holdings Inc.	140	6,564
Toronto-Dominion Bank	1	37
Travelers Cos. Inc.	12	1,469
UBS Group AG	1,330	20,445
Unicredit SpA	2	38
Wells Fargo & Co.	182	10,087
Woori Bank	2	22
Yes Bank Ltd.	852	4,252
		278,581
Health Care 7.8%
AbbVie Inc.	8	750
Acadia HealthCare Co. Inc. (b) (d)	170	6,972
Aetna Inc.	5	829
Agilent Technologies Inc.	1	37
Alfresa Holdings Corp.	40	936
Allergan Plc	—	77
AmerisourceBergen Corp.	—	7
Amgen Inc.	5	869
Anthem Inc.	121	28,690
Astellas Pharma Inc.	1,059	16,167
Aurobindo Pharma Ltd.	2	20
Baxter International Inc.	23	1,682
Bayer AG	260	28,557
Biogen Inc. (b)	18	5,358
Boston Scientific Corp. (b)	1	34
Bristol-Myers Squibb Co.	2	106
Cardinal Health Inc.	—	15
Celgene Corp. (b)	1	54
CIGNA Corp.	1	106
CVS Health Corp.	404	26,003
Danaher Corp.	—	35
Edwards Lifesciences Corp. (b)	1	189
Eisai Co. Ltd.	—	21
Express Scripts Holding Co. (b)	1	103
Fresenius Medical Care AG & Co. KGaA	1	51
Fresenius SE & Co. KGaA	361	28,983
Gilead Sciences Inc.	304	21,565
GlaxoSmithKline Plc	5	103
GW Pharmaceuticals Plc - ADS (b) (d)	18	2,495
Hapvida Participacoes e Investimentos SA (b)	286	2,184
HCA Healthcare Inc.	176	18,085
Hoya Corp.	241	13,697
Humana Inc.	—	43
Intuitive Surgical Inc. (b)	—	62
Johnson & Johnson	142	17,170
McKesson Corp.	2	298
Medipal Holdings Corp. (d)	44	879
Medtronic Plc	15	1,270
Merck & Co. Inc.	21	1,248
Mitsubishi Tanabe Pharma Corp.	2	29
NMC Health Plc (d)	399	18,836
Notre Dame Intermedica Participacoes SA (b)	684	3,824
Novartis AG	1	54
Novo Nordisk A/S - Class B	—	5
Olympus Corp.	1	37

See accompanying Notes to Financial Statements.

5

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Otsuka Holdings Co. Ltd.	16	766
Pfizer Inc.	779	28,251
Ping An Healthcare and Technology Co. Ltd. (b)	658	4,190
Ramsay Health Care Ltd. (d)	—	16
Roche Holding AG	1	177
Sanofi SA	1	91
Shionogi & Co. Ltd.	2	103
Siemens Healthineers AG (b)	1	34
Siloam International Hospitals Tbk PT (b)	5,693	2,082
Stryker Corp.	9	1,451
Suzuken Co. Ltd.	20	854
Takeda Pharmaceutical Co. Ltd. (d)	1	30
Tenet Healthcare Corp. (b)	294	9,873
TESARO Inc. (b) (d)	57	2,514
Thermo Fisher Scientific Inc.	5	982
UnitedHealth Group Inc.	9	2,312
		302,261
Industrials 5.1%
Aena SME SA (d)	1	119
Asahi Glass Co. Ltd.	—	4
Atlantia SpA	—	7
Azul SA - ADR (b) (d)	698	11,420
Beijing Capital International Airport Co. Ltd. - Class H	54	57
Boeing Co.	3	1,060
Caterpillar Inc.	2	271
Cie de Saint-Gobain	3	111
ComfortDelgro Corp. Ltd.	634	1,092
COMSYS Holdings Corp.	39	1,032
Country Garden Services Holdings Co. Ltd. (b)	2	3
CSX Corp.	3	179
Cummins Inc.	—	42
Daikin Industries Ltd.	52	6,195
Dassault Aviation SA	4	8,081
Delta Air Lines Inc.	6	319
Deutsche Post AG	2	62
Doosan Bobcat Inc.	194	5,583
East Japan Railway Co.	214	20,448
Eaton Corp. Plc	—	11
Eiffage SA	8	848
Emerson Electric Co.	—	12
Experian Plc	—	7
Fortune Brands Home & Security Inc.	15	822
Fosun International Ltd.	11	21
GEA Group AG	45	1,498
General Dynamics Corp.	2	307
General Electric Co.	472	6,423
GS Yuasa Corp.	158	720
Hino Motors Ltd.	70	751
Illinois Tool Works Inc.	2	209
Ingersoll-Rand Plc	1	63
Japan Airlines Co. Ltd.	488	17,284
Jardine Matheson Holdings Ltd.	30	1,863
Kajima Corp.	3	23
Kamigumi Co. Ltd.	36	747
Kinden Corp.	118	1,922
Kintetsu Corp.	1	29
Koninklijke Philips Electronics NV	798	33,904
Kyudenko Corp.	20	946
Lockheed Martin Corp.	—	36
Mabuchi Motor Co. Ltd.	29	1,360
Maeda Road Construction Co. Ltd.	47	893
Malaysia Airports Holdings Bhd	255	556
Masco Corp.	18	689
Mitsubishi Electric Corp.	1,405	18,694
Mitsubishi Heavy Industries Ltd.	—	7
Nichias Corp.	50	626
Nippo Corp.	46	837
Norfolk Southern Corp.	—	23
Northrop Grumman Systems Corp.	4	1,343
Okumura Corp.	44	1,424
PACCAR Inc.	—	15
Raytheon Co.	7	1,272
Republic Services Inc.	—	6
Rockwell Automation Inc.	1	239
	Shares/Par[1]	Value ($)
Safran SA	208	25,220
Sandvik AB	3	51
Seino Holdings Corp.	51	903
SGS SA	—	27
Taisei Corp.	1	55
Toda Corp.	215	1,866
Toshiba Corp. (b)	7	21
Turk Hava Yollari AO (b)	10	29
Union Pacific Corp.	—	44
United Continental Holdings Inc. (b) (e)	244	16,997
United Rentals Inc. (b)	4	616
Volvo AB - Class B	7	112
Waste Management Inc.	1	92
West Japan Railway Co.	—	7
Zhejiang Expressway Co. Ltd. - Class H	48	43
		198,598
Information Technology 12.5%
Accenture Plc - Class A	5	806
Activision Blizzard Inc.	—	16
Adobe Systems Inc. (b)	4	1,091
Alibaba Group Holding Ltd. - ADS (b)	119	21,995
Alliance Data Systems Corp.	1	204
Alphabet Inc. - Class A (b)	—	221
Alphabet Inc. - Class C (b)	38	42,078
Amadeus IT Group SA	—	13
Amdocs Ltd.	10	683
Apple Inc. (e)	443	81,935
Applied Materials Inc.	1	61
Autohome Inc. - Class A - ADR	—	2
Automatic Data Processing Inc.	—	63
Broadcom Inc.	—	14
CA Inc.	2	55
Check Point Software Technologies Ltd. (b)	—	41
Cisco Systems Inc.	4	170
Cloudera Inc. (b)	612	8,352
Cognizant Technology Solutions Corp. - Class A	1	84
Corning Inc.	2	63
Dell Technologies Inc. - Class V (b)	1	67
Domo Inc. (b)	79	2,160
Dropbox Inc. (b) (g) (i)	272	8,379
DXC Technology Co.	—	32
eBay Inc. (b)	5	178
Ei Towers SpA	116	6,402
Electronic Arts Inc. (b)	5	745
Facebook Inc. - Class A (b)	342	66,404
FleetCor Technologies Inc. (b) (e)	89	18,757
Fujitsu Ltd.	11	67
Global Payments Inc.	17	1,870
HCL Technologies Ltd.	2	30
Hewlett Packard Enterprise Co.	4	56
Hitachi Ltd.	17	120
Hon Hai Precision Industry Co. Ltd.	584	1,599
HP Inc.	5	116
Infosys Ltd.	—	4
Intel Corp.	16	798
International Business Machines Corp.	93	12,920
Intuit Inc.	5	924
Japan Aviation Electronics Industry Ltd.	47	742
Keyence Corp.	3	1,697
KLA-Tencor Corp.	5	548
Lam Research Corp.	—	68
LG Display Co. Ltd.	—	4
Lookout Inc. (b) (f) (g) (h)	21	4
MasterCard Inc. - Class A	11	2,190
Micron Technology Inc. (b)	8	420
Microsoft Corp. (e)	720	71,028
Momo Inc. - ADR (b)	—	12
Murata Manufacturing Co. Ltd.	147	24,899
Nanya Technology Corp.	11	30
Nokia Oyj	18	103
Nvidia Corp.	—	55
Oracle Corp.	30	1,320
Oracle Corp. Japan	1	73
Paychex Inc.	—	12

See accompanying Notes to Financial Statements.

6

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Perspecta Inc.	—	4
Pure Storage Inc. - Class A (b)	439	10,477
QUALCOMM Inc.	452	25,361
Red Hat Inc. (b)	—	8
Rohm Co. Ltd.	109	9,167
Samsung Electronics Co. Ltd.	214	8,990
SAP SE	1	140
Sina Corp. (b)	1	79
SK Hynix Inc.	1	54
Snap Inc. - Class A (b) (d)	526	6,891
Symantec Corp.	1	16
Taiwan Semiconductor Manufacturing Co. Ltd.	237	1,691
Tencent Holdings Ltd.	472	23,774
Texas Instruments Inc.	1	91
VeriSign Inc. (b)	6	873
Visa Inc. - Class A	16	2,080
VMware Inc. - Class A (b)	1	104
Western Digital Corp.	56	4,306
Zynga Inc. - Class A (b)	1,466	5,965
		482,851
Materials 3.5%
Air Products & Chemicals Inc.	162	25,192
Anglo American Plc	1	29
ArcelorMittal	—	10
Asahi Kasei Corp.	493	6,264
BASF SE	—	42
Cemex SAB de CV - Series A (b) (j)	144	95
China National Building Material Co. Ltd. - Class H	18	18
Crown Holdings Inc. (b)	7	335
Daicel Corp.	147	1,625
Dowa Holdings Co. Ltd. (d)	19	573
DowDuPont Inc. (e)	548	36,092
Eregli Demir ve Celik Fabrikalari TAS	3	7
Evonik Industries AG	—	3
Formosa Chemicals & Fibre Corp.	357	1,424
Formosa Plastics Corp.	372	1,373
Freeport-McMoRan Inc. - Class B	2	26
Glencore Plc	3	14
Hitachi Chemical Co. Ltd.	51	1,034
Honam Petrochemical Corp.	—	15
Huntsman Corp.	9	254
International Paper Co.	8	391
JFE Holdings Inc.	1	26
Koninklijke Philips NV	—	45
Kumba Iron Ore Ltd.	—	4
Kuraray Co. Ltd.	49	669
LG Chem Ltd.	6	1,698
Mitsubishi Chemical Holdings Corp. (d)	3	24
Nan Ya Plastics Corp.	466	1,333
Newcrest Mining Ltd.	—	5
Nitto Denko Corp.	268	20,290
Packaging Corp. of America	5	542
POSCO	6	1,828
PTT Global Chemical PCL	657	1,450
PTT Global Chemical PCL	62	136
Rio Tinto Ltd.	1	46
Rio Tinto Plc	1	77
Sesa Sterlite Ltd.	4	15
Shin-Etsu Chemical Co. Ltd.	180	16,010
Siam Cement PCL - NVDR	88	1,098
Siam Cement PCL	18	225
South32 Ltd.	5	14
Sumitomo Chemical Co. Ltd.	2	11
Suzano Papel e Celulose SA	1	9
Teck Resources Ltd. - Class B	3	80
Toagosei Co. Ltd.	48	552
Tokyo Steel Manufacturing Co. Ltd.	137	1,212
Toray Industries Inc.	532	4,193
Ube Industries Ltd.	267	6,933
Vale SA	2	28
Yamato Kogyo Co. Ltd.	28	835
		134,204
Real Estate 1.3%
Agile Property Holdings Ltd.	10	17
	Shares/Par[1]	Value ($)
American Tower Corp.	6	865
CapitaLand Ltd.	2,840	6,587
Country Garden Holdings Co. Ltd.	12	21
Daiwa House Industry Co. Ltd.	2	51
Equity Residential Properties Inc.	1	47
Hang Lung Properties Ltd.	523	1,079
Link REIT	176	1,601
ProLogis Inc.	1	67
Shimao Property Holdings Ltd.	3	7
Sino Land Co.	538	875
St. Joe Co. (b)	260	4,666
Stockland	8	24
Sun Hung Kai Properties Ltd.	1,130	17,071
Swire Pacific Ltd. - Class A	122	1,288
Unibail-Rodamco SE	58	12,766
Vornado Realty Trust	1	48
Weyerhaeuser Co.	2	71
Wharf Holdings Ltd.	222	713
Wharf Real Estate Investment Co. Ltd.	178	1,266
		49,130
Telecommunication Services 1.9%
Advanced Info Service PCL	252	1,410
Advanced Info Service PCL	89	499
AT&T Inc.	2	69
Cellnex Telecom SAU	484	12,180
China Communication Services Corp. Ltd. - Class H	70	44
China Mobile Ltd.	8	71
Chunghwa Telecom Co. Ltd.	2,120	7,648
Far EasTone Telecommunications Co. Ltd.	1,288	3,328
HKT Trust	767	980
Intouch Holdings PCL (d)	33	53
Intouch Holdings PCL - NVDR	825	1,327
KDDI Corp.	53	1,444
MTN Group Ltd.	2	12
Nippon Telegraph & Telephone Corp.	28	1,252
Singapore Telecommunications Ltd.	631	1,426
SK Telecom Co. Ltd.	6	1,296
Taiwan Mobile Co. Ltd.	1,091	3,955
Telecom Italia SpA	307	200
Telecom Italia SpA (b)	5,747	4,264
Verizon Communications Inc.	23	1,168
Vodafone Group Plc	10,556	25,575
Vodafone Group Plc - ADR	189	4,596
		72,797
Utilities 1.7%
CEZ A/S	73	1,724
China Resources Gas Group Ltd.	6	26
China Resources Power Holdings Co. Ltd.	14	25
CK Infrastructure Holdings Ltd.	137	1,016
CLP Holdings Ltd.	160	1,718
Enel SpA	1,605	8,886
Engie SA	4	63
Entergy Corp.	—	26
GAIL India Ltd.	4	19
Kansai Electric Power Co. Inc.	1	13
NextEra Energy Inc.	124	20,790
NextEra Energy Partners LP (d)	132	6,166
PG&E Corp.	1	31
PGE SA (b)	21	51
Power Assets Holdings Ltd.	125	874
Sempra Energy	71	8,253
Snam Rete Gas SpA	133	555
SSE Plc	—	8
Tokyo Gas Co. Ltd.	504	13,355
Vistra Energy Corp. (b)	80	1,903
		65,502
Total Common Stocks (cost $1,977,500)		2,234,971
TRUST PREFERREDS 0.2%
Financials 0.2%
Citigroup Capital XIII	130	3,516
GMAC Capital Trust I	143	3,748
Total Trust Preferreds (cost $7,209)		7,264

See accompanying Notes to Financial Statements.

7

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
PREFERRED STOCKS 0.9%
Energy 0.0%
Petroleo Brasileiro SA (j)	10	45
Financials 0.3%
Mandatory Exchangeable Trust, 5.75%, 06/03/19 (j) (k)	56	11,723
Wells Fargo & Co. - Series L, 7.50% (j) (l)	1	1,532
		13,255
Health Care 0.0%
Grand Rounds Inc. - Series C (b) (f) (g) (h)	639	1,604
Information Technology 0.5%
Domo Inc. - Series E (b) (f) (g) (h)	44	1,131
Lookout Inc. - Series F (b) (f) (g) (h)	284	2,370
Palantir Technologies Inc. - Series I (b) (f) (g) (h)	513	2,962
Samsung Electronics Co. Ltd.	1	44
Uber Technologies Inc. (b) (f) (g) (h)	303	12,125
		18,632
Real Estate 0.1%
Welltower Inc., 6.50% (j) (l)	51	3,057
Utilities 0.0%
Centrais Eletricas Brasileiras SA - Series B	1	5
Total Preferred Stocks (cost $28,458)		36,598
RIGHTS 0.0%
Intesa Sanpaolo SpA (b)	6	—
Repsol SA (b) (d)	2	1
Total Rights (cost $1)		1
WARRANTS 0.0%
Quintis Ltd. (b) (f) (g)	370	—
TFS Corp. Ltd. (b) (f) (g)	105	—
Total Warrants (cost $0)		—
CORPORATE BONDS AND NOTES 3.2%
Consumer Discretionary 0.1%
NBCUniversal Enterprise Inc.
5.25%, (callable at 100 beginning 03/19/21) (k) (l)	2,238	2,255
Consumer Staples 0.3%
Anheuser-Busch InBev Worldwide Inc.
3.50%, 01/12/24	1,675	1,665
4.00%, 04/13/28	2,760	2,750
China Milk Products Group Ltd.
0.00%, 01/05/12 (b) (f) (g) (j) (m)	100	1
Danone SA
2.59%, 11/02/23 (k)	3,120	2,937
Edgewell Personal Care Co.
4.70%, 05/19/21 - 05/24/22	2,818	2,784
REI Agro Ltd.
0.00%, 11/13/14 (b) (g) (h) (j) (m)	813	12
		10,149
Energy 0.1%
Petroleos Mexicanos
5.98%, (3M US LIBOR + 3.65%), 03/11/22 (n)	1,621	1,731
Financials 1.5%
Ally Financial Inc.
3.50%, 01/27/19	1,906	1,907
American Express Co.
4.90%, (callable at 100 beginning 03/15/20) (l)	1,879	1,885
Bank of America Corp.
2.37%, 07/21/21 (n)	1,220	1,196
4.00%, 01/22/25	1,519	1,504
Bayer Capital Corp. BV
5.63%, 11/22/19, EUR (j) (k)	5,700	7,097
CapitaLand Ltd.
1.95%, 10/17/23, SGD (j) (k)	3,000	2,189
Citigroup Inc.
5.88%, (callable at 100 beginning 03/27/20) (d) (l)	6,306	6,457
5.95%, (callable at 100 beginning 08/15/20) (l)	2,545	2,623
2.45%, 01/10/20	2,692	2,661
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.95%, 11/09/22	873	864
	Shares/Par[1]	Value ($)
Dana Gas Sukuk Ltd.
0.00%, 10/31/17 (b) (g) (h) (j) (m)	4,947	4,601
General Motors Financial Co. Inc.
3.45%, 04/10/22	1,202	1,181
Goldman Sachs Group Inc.
5.38%, (callable at 100 beginning 05/10/20) (d) (l)	2,958	3,001
HSBC Holdings Plc
6.38%, (callable at 100 beginning 09/17/24) (j) (l)	5,500	5,390
ING Groep NV
6.00%, (callable at 100 beginning 04/16/20) (d) (j) (l)	1,440	1,427
Lloyds Bank Plc
13.00%, (callable at 126 beginning 01/22/29), GBP (l)	2,746	6,387
Morgan Stanley
5.45%, (callable at 100 beginning 07/15/19) (l)	2,152	2,180
Prudential Financial Inc.
5.88%, 09/15/42 (d) (n)	1,670	1,770
5.63%, 06/15/43 (n)	1,106	1,146
Santander Holdings USA Inc.
3.70%, 03/28/22	800	788
Synchrony Financial
3.75%, 08/15/21	793	792
UBS Group AG
4.13%, 09/24/25 (k)	1,805	1,791
USB Capital IX
3.50%, (3M US LIBOR + 1.02%), (callable at 100 beginning 08/10/18) (l) (n)	759	688
		59,525
Health Care 0.6%
AbbVie Inc.
2.90%, 11/06/22	2,648	2,566
Actavis Funding SCS
3.45%, 03/15/22	2,645	2,600
Amgen Inc.
1.85%, 08/19/21	526	503
Becton Dickinson & Co.
3.13%, 11/08/21	2,701	2,658
2.89%, 06/06/22	2,226	2,152
3.36%, 06/06/24	1,265	1,215
Bio City Development Co. BV
0.00%, 07/06/18 (b) (f) (g) (h) (j) (m)	600	137
CVS Health Corp.
3.70%, 03/09/23	10,920	10,805
Forest Laboratories Inc.
5.00%, 12/15/21 (k)	1,349	1,396
		24,032
Industrials 0.0%
Inversiones Alsacia SA
0.00%, 12/31/18 (b) (g) (h) (m)	2,302	55
Odebrecht Finance Ltd.
4.38%, 04/25/25 (k)	1,845	640
		695
Information Technology 0.3%
AliphCom Inc.
0.00%, 04/01/20 (b) (f) (g) (h) (j) (m)	13,943	—
Apple Inc.
3.35%, 02/09/27	4,865	4,745
3.20%, 05/11/27	4,675	4,504
eBay Inc.
2.75%, 01/30/23	1,520	1,465
		10,714
Materials 0.2%
Sherwin-Williams Co.
2.25%, 05/15/20	528	520
TFS Corp. Ltd.
0.00%, 08/01/23 (b) (d) (g) (h) (m)	9,935	7,011
		7,531
Telecommunication Services 0.1%
Hughes Satellite Systems Corp.
7.63%, 06/15/21	478	509
Intelsat Jackson Holdings Ltd.
8.00%, 02/15/24 (k)	817	858

See accompanying Notes to Financial Statements.

8

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Intelsat Jackson Holdings SA
7.50%, 04/01/21 (d)	2,485	2,467
Telecom Italia SpA
5.30%, 05/30/24 (k)	1,556	1,537
		5,371
Total Corporate Bonds And Notes (cost $142,579)		122,003
SENIOR LOAN INTERESTS 0.1%
Consumer Discretionary 0.1%
Hilton Worldwide Finance LLC
Term Loan B-2, 3.84%, (3M LIBOR + 1.75%), 10/25/23 (n)	4,222	4,221
Energy 0.0%
Fieldwood Energy LLC
Term Loan, 7.23%, (3M LIBOR + 7.25%), 04/11/22 (n)	486	486
2nd Lien Term Loan, 9.23%, (1M LIBOR + 7.25%), 04/11/23 (n)	656	634
		1,120
Total Senior Loan Interests (cost $5,375)		5,341
GOVERNMENT AND AGENCY OBLIGATIONS 24.1%
Sovereign 5.8%
Argentina Republic Government International Bond
3.38%, 01/15/23, EUR	3,386	3,586
7.50%, 04/22/26	6,829	6,324
6.88%, 01/26/27	4,856	4,358
5.88%, 01/11/28	8,828	7,195
5.25%, 01/15/28, EUR	517	514
Australia Government Bond
3.00%, 03/21/47, AUD (h)	11,910	8,628
Brazil Notas do Tesouro Nacional
10.00%, 01/01/23, BRL	23,428	5,910
Bundesrepublik Deutschland
0.00%, 08/15/26, EUR (h) (o)	16,385	18,936
0.50%, 02/15/28, EUR (h)	54,203	64,325
Canada Government Bond
0.50%, 08/01/18, CAD	38,084	28,945
0.75%, 03/01/21, CAD	9,354	6,887
Japan Government Bond
0.10%, 10/15/18, JPY	2,693,300	24,301
Mexico Bonos
8.50%, 12/13/18, MXN	268,741	13,548
6.50%, 06/10/21 - 06/09/22, MXN	454,815	22,036
Republic of Argentina
7.82%, 12/31/33, EUR	6,763	7,858
United Kingdom Gilt Treasury Bond
2.00%, 09/07/25, GBP	508	710
		224,061
U.S. Treasury Securities 18.3%
U.S. Treasury Note
1.25%, 12/15/18 (c) (p)	8,325	8,293
1.13%, 07/31/21	8,017	7,660
2.63%, 02/28/23	94,553	94,154
2.75%, 04/30/23 - 05/31/23	215,402	215,582
2.88%, 05/31/25 (c)	199,019	199,734
2.75%, 02/15/28 (c)	151,446	150,050
2.88%, 05/15/28	32,392	32,442
		707,915
Total Government And Agency Obligations (cost $937,986)		931,976
INVESTMENT COMPANIES 2.6%
iShares Gold Trust Fund (b) (p) (q)	2,162	25,982
SPDR Gold Trust ETF (b) (c) (e) (p)	637	75,577
Total Investment Companies (cost $105,969)		101,559
SHORT TERM INVESTMENTS 14.4%
Securities Lending Collateral 0.9%
Securities Lending Cash Collateral Fund LLC, 1.99% (q) (r)	36,815	36,815
Treasury Securities 13.5%
Japan Treasury Bill
-0.15%, 09/10/18, JPY (s)	2,626,950	23,692
0.00%, 10/01/18, JPY (s)	1,640,200	14,794
	Shares/Par[1]	Value ($)
U.S. Treasury Bill
1.60%, 07/05/18 (s)	197,000	196,952
1.72%, 07/12/18 (s)	120,000	119,930
1.75%, 07/19/18 (s)	97,000	96,909
1.64%, 07/26/18 (c) (s)	69,000	68,913
		521,190
Total Short Term Investments (cost $558,249)		558,005
Total Investments 103.2% (cost $3,763,326)		3,997,718
Total Securities Sold Short (0.3)% (proceeds $13,590)		(13,439)
Total Purchased Options 0.2% (cost $13,716)		8,373
Other Derivative Instruments (0.3)%		(13,411)
Other Assets and Liabilities, Net (2.8)%		(104,928)
Total Net Assets 100.0%		3,874,313

(a)  Consolidated Schedule of Investments.

(b)  Non-income producing security.

(c)   All or a portion of the security is pledged or segregated as collateral.

(d)   All or portion of the security was on loan.

(e)   All or a portion of the security is subject to a written call option.

(f)   Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(g)   The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(h)   Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(i)  Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(j)   Convertible security.

(k)  The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2018, the value and the percentage of net assets of these liquid securities was $32,423 and 0.8%, respectively.

(l)  Perpetual security. Next contractual call date presented, if applicable.

(m)   Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(n)   Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(o)  Security issued with a zero coupon. Income is recognized through the accretion of discount.

(p)   All or a portion of the security is held in the respective subsidiary. See Significant Accounting Policies, Basis of Consolidation in the Notes to Financial Statements.

(q)   Investment in affiliate.

(r)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

(s)   The coupon rate represents the yield to maturity.

SECURITIES SOLD SHORT (0.3%)
COMMON STOCKS (0.3%)
Consumer Staples (0.1%)
Estee Lauder Cos. Inc. - Class A	(20)	(2,814)

See accompanying Notes to Financial Statements.

9

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Pernod-Ricard SA	(12)	(1,902)
		(4,716)
Information Technology (0.0%)
Yaskawa Electric Corp.	(55)	(1,934)
Materials (0.2%)
LyondellBasell Industries NV - Class A	(62)	(6,789)
Total Common Stocks (proceeds $13,590)		(13,439)
Total Securities Sold Short (0.3%) (proceeds $13,590)		(13,439)

JNL/Boston Partners Global Long Short Equity Fund
COMMON STOCKS 93.6%
Consumer Discretionary 7.9%
Advance Auto Parts Inc.	18	2,463
Booking Holdings Inc. (a)	1	2,676
Comcast Corp. - Class A (b)	191	6,281
Haseko Corp.	218	3,005
Lowe's Cos. Inc.	55	5,225
Renault SA	22	1,867
Sony Corp.	76	3,853
Sumitomo Electric Industries Ltd.	191	2,842
Suzuki Motor Corp.	53	2,945
TJX Cos. Inc.	60	5,684
Twenty-First Century Fox Inc. - Class A	77	3,812
WPP Plc	189	2,962
		43,615
Consumer Staples 4.3%
Asahi Breweries Ltd.	79	4,067
Coca-Cola European Partners Plc	111	4,499
Imperial Brands Plc	112	4,164
Matsumotokiyoshi Holdings Co. Ltd.	63	2,812
Nomad Holdings Ltd. (a) (b)	177	3,391
Seven & I Holdings Co. Ltd.	107	4,677
		23,610
Energy 9.8%
Andeavor Corp. (b)	18	2,394
Apergy Corp. (a)	78	3,256
Diamondback Energy Inc.	21	2,742
EQT Corp. (b)	76	4,187
Jagged Peak Energy Inc. (a) (c)	134	1,743
Parsley Energy Inc. - Class A (a) (b)	171	5,165
Peabody Energy Corp.	79	3,583
Pioneer Natural Resources Co. (b)	33	6,256
Royal Dutch Shell Plc - Class A	268	9,288
Total SA	130	7,900
Tullow Oil Plc (a)	515	1,657
Woodside Petroleum Ltd.	212	5,590
		53,761
Financials 18.7%
Allianz SE	14	2,815
Allstate Corp. (b)	34	3,064
American Express Co. (b)	62	6,078
American International Group Inc. (d)	67	3,574
Aviva Plc	742	4,932
Bank of America Corp. (b)	373	10,528
Berkshire Hathaway Inc. - Class B (a) (b)	39	7,368
Chubb Ltd. (b)	53	6,795
Citigroup Inc. (b)	71	4,737
Direct Line Insurance Group Plc	879	3,969
East West Bancorp Inc.	53	3,434
Everest Re Group Ltd. (b)	25	5,841
Goldman Sachs Group Inc.	39	8,704
Lloyds Banking Group Plc	4,222	3,501
Loews Corp. (b)	45	2,184
Morgan Stanley	129	6,103
Nomura Holdings Inc.	530	2,576
Sumitomo Mitsui Financial Group Inc.	81	3,167
SunTrust Banks Inc. (b) (d)	66	4,344
Swiss Re AG	56	4,800
Wells Fargo & Co.	80	4,420
		102,934
	Shares/Par[1]	Value ($)
Health Care 9.2%
Anthem Inc. (b)	46	11,012
Biogen Inc. (a)	10	2,901
CIGNA Corp.	16	2,781
Johnson & Johnson	52	6,339
Laboratory Corp. of America Holdings (a) (b)	64	11,415
McKesson Corp.	35	4,705
Pfizer Inc. (b)	124	4,505
Roche Holding AG	31	6,800
		50,458
Industrials 13.2%
ABB Ltd.	245	5,336
Air Lease Corp. - Class A (b)	90	3,770
CK Hutchison Holdings Ltd.	318	3,378
Eaton Corp. Plc (b)	105	7,841
Fuji Electric Holdings Co. Ltd.	1,084	8,253
GrafTech International Ltd. (c)	145	2,616
Honeywell International Inc.	21	2,994
Masco Corp. (b)	164	6,143
Mitsubishi Electric Corp.	172	2,289
Northrop Grumman Systems Corp. (b)	9	2,765
Owens Corning Inc.	43	2,739
Raytheon Co.	14	2,689
Schneider Electric SE (a)	32	2,637
Siemens AG	36	4,755
Teleperformance	17	2,983
United Parcel Service Inc. - Class B	26	2,778
United Technologies Corp. (b)	49	6,132
Vinci SA	28	2,731
		72,829
Information Technology 17.2%
Alphabet Inc. - Class C (a) (b)	7	7,567
Alps Electric Co. Ltd.	133	3,426
Capgemini SA	53	7,060
Cisco Systems Inc. (b)	142	6,116
DXC Technology Co. (b)	81	6,563
Flextronics International Ltd. (a) (b) (d)	456	6,427
HP Inc. (b)	243	5,503
Leidos Holdings Inc. (b)	86	5,093
Marvell Technology Group Ltd.	186	3,995
Microsoft Corp. (b)	170	16,733
NetApp Inc. (b)	68	5,363
Oracle Corp. (d)	121	5,326
Perspecta Inc.	41	837
Samsung Electronics Co. Ltd.	122	5,116
Sumco Corp. (c)	119	2,395
SYNNEX Corp.	26	2,481
TE Connectivity Ltd.	54	4,828
		94,829
Materials 8.5%
Cemex SAB de CV - ADR (a)	563	3,694
CRH Plc	208	7,334
DowDuPont Inc. (b)	84	5,540
Glencore Plc	529	2,511
Mosaic Co.	133	3,727
Nutrien Ltd.	101	5,509
Steel Dynamics Inc.	99	4,546
Ternium SA - ADR	56	1,965
Tokuyama Corp.	53	1,707
Trinseo SA	68	4,802
Warrior Met Coal Inc.	100	2,756
WestRock Co. (b)	47	2,661
		46,752
Telecommunication Services 4.0%
KDDI Corp.	185	5,052
KT Corp. - ADR	99	1,320
LG Uplus Corp.	111	1,400
Nippon Telegraph & Telephone Corp.	72	3,266
Verizon Communications Inc.	134	6,752
Vodafone Group Plc	1,711	4,144
		21,934

See accompanying Notes to Financial Statements.

10

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Utilities 0.8%
Vistra Energy Corp. (a)	198	4,676
Total Common Stocks (cost $482,126)		515,398
PREFERRED STOCKS 0.6%
Consumer Discretionary 0.6%
Volkswagen AG (e)	22	3,618
Total Preferred Stocks (cost $4,248)		3,618
SHORT TERM INVESTMENTS 6.3%
Investment Companies 5.7%
JNL Government Money Market Fund - Institutional Class, 1.79% (f) (g)	31,122	31,122
Securities Lending Collateral 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95% (g)	3,545	3,545
Total Short Term Investments (cost $34,667)		34,667
Total Investments 100.5% (cost $521,041)		553,683
Total Securities Sold Short (38.4)% (proceeds $196,711)		(211,546)
Other Derivative Instruments (0.1)%		(451)
Other Assets and Liabilities, Net 38.0%		208,971
Total Net Assets 100.0%		550,657

(a)  Non-income producing security.

(b)  All or a portion of the security is pledged or segregated as collateral.

(c)  All or portion of the security was on loan.

(d)  All or a portion of the security is subject to a written call option.

(e)   Convertible security.

(f)  Investment in affiliate.

(g)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

SECURITIES SOLD SHORT (38.4%)
COMMON STOCKS (38.4%)
Consumer Discretionary (7.3%)
ANTA Sports Products Ltd.	(306)	(1,625)
Asics Corp.	(137)	(2,318)
Brembo SpA	(181)	(2,450)
Canada Goose Holdings Inc.	(22)	(1,308)
Carmax Inc.	(17)	(1,237)
Chegg Inc.	(79)	(2,191)
Cracker Barrel Old Country Store Inc.	(11)	(1,697)
Domino's Pizza Enterprises Ltd.	(29)	(1,100)
iRobot Corp.	(9)	(650)
Jack in the Box Inc.	(25)	(2,103)
JINS Inc.	(32)	(1,833)
Kingfisher Plc	(363)	(1,415)
Mattel Inc.	(112)	(1,834)
Netflix Inc.	(4)	(1,698)
Norwegian Cruise Line Holdings Ltd.	(32)	(1,520)
Ocado Group Plc	(98)	(1,333)
Sharp Corp.	(97)	(2,465)
Tesla Inc.	(13)	(4,407)
Thomson Reuters Corp.	(37)	(1,496)
Under Armour Inc. - Class A	(85)	(1,921)
Wayfair Inc. - Class A	(22)	(2,621)
Zalando SE	(21)	(1,190)
		(40,412)
Consumer Staples (2.4%)
FamilyMart UNY Holdings Co. Ltd.	(21)	(2,167)
Ito En Ltd.	(50)	(2,327)
Kimberly-Clark de Mexico SAB de CV - Class A	(865)	(1,460)
Lindt & Spruengli AG	—	(1,441)
Marine Harvest ASA	(85)	(1,685)
Spectrum Brands Holdings Inc.	(21)	(1,676)
Toyo Suisan Kaisha Ltd.	(39)	(1,395)
Treasury Wine Estates Ltd.	(81)	(1,050)
		(13,201)
Energy (2.9%)
Antero Resources Corp.	(93)	(1,980)
Apache Corp.	(50)	(2,317)
Helmerich & Payne Inc.	(27)	(1,716)
Hess Corp.	(39)	(2,580)
Matador Resources Co.	(44)	(1,317)
	Shares/Par[1]	Value ($)
National Oilwell Varco Inc.	(46)	(2,011)
PrairieSky Royalty Ltd.	(115)	(2,268)
Range Resources Corp.	(89)	(1,484)
		(15,673)
Financials (4.5%)
Bankinter SA	(176)	(1,713)
Challenger Financial Services Group Ltd.	(213)	(1,862)
Community Bank System Inc.	(31)	(1,842)
Credit Agricole SA	(103)	(1,364)
Credit Suisse Group AG	(145)	(2,179)
Cullen/Frost Bankers Inc.	(12)	(1,301)
FactSet Research Systems Inc.	(11)	(2,102)
Gjensidige Forsikring ASA	(107)	(1,743)
Hang Seng Bank Ltd.	(68)	(1,705)
MarketAxess Holdings Inc.	(7)	(1,408)
Metro Bank Plc	(44)	(1,860)
RLI Corp.	(40)	(2,630)
Standard Chartered Plc	(109)	(993)
State Bank of India - GDR	(24)	(908)
Westamerica Bancorp	(22)	(1,237)
		(24,847)
Health Care (2.5%)
Exact Sciences Corp.	(24)	(1,447)
Genmab A/S	(9)	(1,428)
Inovalon Holdings Inc. - Class A	(131)	(1,301)
Mediclinic International Plc	(206)	(1,423)
Medidata Solutions Inc.	(32)	(2,569)
Myriad Genetics Inc.	(39)	(1,451)
Olympus Corp.	(49)	(1,821)
Siemens Healthineers AG	(54)	(2,229)
		(13,669)
Industrials (5.8%)
AAON Inc.	(99)	(3,304)
Andritz AG	(27)	(1,453)
Cimpress NV	(11)	(1,550)
Edenred	(56)	(1,762)
Flowserve Corp.	(28)	(1,117)
Georg Fischer AG	(1)	(1,628)
John Bean Technologies Corp.	(9)	(824)
LATAM Airlines Group SA - ADR	(146)	(1,449)
Lennox International Inc.	(8)	(1,686)
Middleby Corp.	(11)	(1,143)
MTU Aero Engines Holding AG	(10)	(1,828)
Multi-Color Corp.	(33)	(2,134)
Nidec Corp.	(7)	(1,080)
Panalpina Welttransport Holding AG	(10)	(1,362)
Ritchie Bros. Auctioneers Inc.	(51)	(1,723)
Rollins Inc.	(29)	(1,517)
Shanghai Electric Group Co. Ltd. - Class H	(3,172)	(1,068)
Singapore Airport Terminal Services Ltd.	(345)	(1,265)
Skanska AB - Class B	(98)	(1,785)
Wabtec Corp.	(24)	(2,358)
		(32,036)
Information Technology (7.2%)
2U Inc.	(23)	(1,953)
Badger Meter Inc.	(32)	(1,433)
Blackbaud Inc.	(17)	(1,692)
Cree Inc.	(30)	(1,266)
Dassault Systemes SA	(10)	(1,356)
Ellie Mae Inc.	(22)	(2,284)
IPG Photonics Corp.	(8)	(1,845)
Jenoptik AG	(45)	(1,762)
Manhattan Associates Inc.	(47)	(2,198)
MercadoLibre Inc.	(7)	(2,011)
MINDBODY Inc. - Class A	(33)	(1,264)
National Instruments Corp.	(41)	(1,731)
Power Integrations Inc.	(27)	(2,001)
Proofpoint Inc.	(11)	(1,276)
Pure Storage Inc. - Class A	(46)	(1,101)
Semiconductor Manufacturing International Corp.	(1,308)	(1,706)
Shopify Inc. - Class A	(9)	(1,276)
Ultimate Software Group Inc.	(5)	(1,279)
VTech Holdings Ltd.	(109)	(1,260)

See accompanying Notes to Financial Statements.

11

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
WEX Inc.	(10)	(1,832)
WiseTech Global Ltd.	(122)	(1,412)
Workday Inc. - Class A	(14)	(1,646)
Yokogawa Electric Corp.	(118)	(2,101)
Zendesk Inc.	(31)	(1,692)
		(39,377)
Materials (5.0%)
Air Liquide	(14)	(1,695)
Antofagasta Plc	(213)	(2,780)
Balchem Corp.	(17)	(1,651)
First Quantum Minerals Ltd.	(54)	(800)
Greif Inc. - Class A	(24)	(1,245)
HB Fuller Co.	(23)	(1,248)
Huhtamaki Oyj - Class I	(59)	(2,183)
LafargeHolcim Ltd.	(38)	(1,849)
NewMarket Corp.	(5)	(2,148)
Nippon Paint Co. Ltd.	(40)	(1,722)
Nippon Paper Industry Co.	(99)	(1,581)
Quaker Chemical Corp.	(14)	(2,118)
Sociedad Quimica y Minera de Chile SA - Class B-ADR	(25)	(1,200)
Symrise AG	(17)	(1,484)
Vulcan Materials Co.	(11)	(1,450)
Yara International ASA	(61)	(2,528)
		(27,682)
Real Estate (0.3%)
Public Storage	(7)	(1,656)
Utilities (0.5%)
Hong Kong & China Gas Co. Ltd.	(832)	(1,589)
Severn Trent Plc	(54)	(1,404)
		(2,993)
Total Common Stocks (proceeds $196,711)		(211,546)
Total Securities Sold Short (38.4%) (proceeds $196,711)		(211,546)

JNL/Crescent High Income Fund (a)
CORPORATE BONDS AND NOTES 79.0%
Consumer Discretionary 15.3%
Altice SA
7.75%, 05/15/22 (b)	5,250	5,079
AV Homes Inc.
6.63%, 05/15/22	3,500	3,610
Beazer Homes USA Inc.
7.25%, 02/01/23 (c)	2,500	2,547
Block Communications Inc.
6.88%, 02/15/25 (c) (d)	1,475	1,473
Cablevision Systems Corp.
5.88%, 09/15/22	5,000	4,959
CCM Merger Inc.
6.00%, 03/15/22 (c) (d)	400	407
CCO Holdings LLC
5.25%, 09/30/22	3,500	3,512
5.13%, 02/15/23	750	743
CEC Entertainment Inc.
8.00%, 02/15/22 (c) (e)	500	443
Cequel Communications Holdings I LLC
5.13%, 12/15/21 (b)	1,500	1,492
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22	3,000	3,060
DISH DBS Corp.
5.13%, 05/01/20	425	421
6.75%, 06/01/21	8,000	8,011
5.00%, 03/15/23	750	649
EMI Music Publishing Group North America Holdings Inc.
7.63%, 06/15/24 (c) (d)	750	813
goeasy Ltd.
7.88%, 11/01/22 (b)	1,050	1,118
Golden Nugget Inc.
6.75%, 10/15/24 (b)	4,850	4,852
Lamar Media Corp.
5.00%, 05/01/23	1,500	1,520
	Shares/Par[1]	Value ($)
LIN Television Corp.
5.88%, 11/15/22	2,000	2,039
Meritage Homes Corp.
5.13%, 06/06/27	1,025	950
MGM Resorts International
6.63%, 12/15/21	4,500	4,739
7.75%, 03/15/22	900	980
Neiman Marcus Group Ltd. Inc.
8.00%, 10/15/21 (b)	1,750	1,159
Nexteer Automotive Group Ltd.
5.88%, 11/15/21 (b)	3,100	3,188
NVA Holdings Inc.
6.88%, 04/01/26 (b)	750	745
PF Chang's China Bistro Inc.
10.25%, 06/30/20 (c) (d) (e)	2,500	2,250
Pinnacle Entertainment Inc.
5.63%, 05/01/24	2,000	2,080
Salem Media Group Inc.
6.75%, 06/01/24 (c) (d)	1,000	909
Scientific Games International Inc.
10.00%, 12/01/22	3,750	4,000
Silversea Cruise Finance Ltd.
7.25%, 02/01/25 (b)	1,000	1,080
Sirius XM Radio Inc.
3.88%, 08/01/22 (b)	5,500	5,307
Tempur Sealy International Inc.
5.63%, 10/15/23	4,000	4,006
Townsquare Media Inc.
6.50%, 04/01/23 (c) (d) (e)	2,950	2,662
Univision Communications Inc.
5.13%, 05/15/23 (b)	5,250	5,055
Viking Cruises Ltd.
6.25%, 05/15/25 (c) (d)	1,000	982
VTR Finance BV
6.88%, 01/15/24 (b)	4,750	4,789
		91,629
Consumer Staples 2.5%
Clearwater Seafoods Inc.
6.88%, 05/01/25 (c) (d)	875	834
Dean Foods Co.
6.50%, 03/15/23 (b) (e)	4,500	4,344
First Quality Finance Co. Inc.
4.63%, 05/15/21 (b)	2,500	2,441
Kronos Acquisition Holdings Inc.
9.00%, 08/15/23 (b)	1,825	1,660
Vector Group Ltd.
6.13%, 02/01/25 (b)	5,700	5,507
		14,786
Energy 11.2%
Antero Resources Corp.
5.13%, 12/01/22	4,000	4,007
Calfrac Holdings LP
8.50%, 06/15/26 (b)	2,100	2,114
California Resources Corp.
8.00%, 12/15/22 (b)	1,250	1,134
Calumet Specialty Products Partners LP
6.50%, 04/15/21	2,500	2,484
Carrizo Oil & Gas Inc.
7.50%, 09/15/20	434	436
Chesapeake Energy Corp.
8.00%, 12/15/22 (b)	413	434
8.00%, 06/15/27 (e)	1,000	1,021
CITGO Holding Inc.
10.75%, 02/15/20 (b)	2,750	2,931
Crestwood Midstream Partners LP
6.25%, 04/01/23 (f)	2,250	2,289
Denbury Resources Inc.
9.00%, 05/15/21 (b)	2,250	2,381
Ensco Plc
8.00%, 01/31/24	1,250	1,258
EP Energy LLC
8.00%, 11/29/24 (b) (e)	2,500	2,520
Exterran Partners LP
6.00%, 04/01/21	2,001	1,989

See accompanying Notes to Financial Statements.

12

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Hess Infrastructure Partners LP
5.63%, 02/15/26 (b)	2,125	2,119
Hilcorp Energy I LP
5.00%, 12/01/24 (b)	1,025	995
Jones Energy Holdings LLC
6.75%, 04/01/22 (e)	2,000	1,232
MEG Energy Corp.
6.38%, 01/30/23 (b)	1,650	1,536
Murphy Oil Corp.
5.75%, 08/15/25	4,000	3,978
Murphy Oil USA Inc.
6.00%, 08/15/23	2,575	2,649
Nabors Industries Inc.
5.50%, 01/15/23 (e)	1,875	1,807
Oasis Petroleum Inc.
6.88%, 03/15/22	947	963
Oceaneering International Inc.
4.65%, 11/15/24	2,500	2,387
Parker Drilling Co.
6.75%, 07/15/22 (e)	1,000	734
RSP Permian Inc.
6.63%, 10/01/22	3,500	3,677
Sanchez Energy Corp.
7.25%, 02/15/23 (b)	500	495
SESI LLC
7.13%, 12/15/21	3,000	3,053
Summit Midstream Holdings LLC
5.50%, 08/15/22	1,000	983
Sunoco LP
4.88%, 01/15/23 (b)	2,000	1,920
Transocean Inc.
6.50%, 11/15/20 (e)	1,000	1,018
8.38%, 12/15/21 (e) (g)	1,000	1,070
Weatherford International Ltd.
7.75%, 06/15/21 (e)	3,000	3,085
4.50%, 04/15/22 (e)	3,750	3,459
Welltec AS
9.50%, 12/01/22 (b)	4,875	4,910
		67,068
Financials 11.4%
Ally Financial Inc.
4.13%, 02/13/22	3,500	3,439
Alpha 2 BV
9.50%, 06/01/23 (b) (h)	1,900	1,890
Altice Financing SA
6.63%, 02/15/23 (b)	1,500	1,479
Aston Martin Capital Holdings Ltd.
6.50%, 04/15/22 (b)	1,000	1,026
Cardtronics Inc.
5.50%, 05/01/25 (b)	1,000	907
Cemex Finance LLC
6.00%, 04/01/24 (c) (d)	750	760
Credit Acceptance Corp.
6.13%, 02/15/21	3,000	3,015
7.38%, 03/15/23	2,044	2,126
CSTN Merger Sub Inc.
6.75%, 08/15/24 (b)	1,000	984
DAE Funding LLC
5.00%, 08/01/24 (b)	1,750	1,677
Diamond 1 Finance Corp.
7.13%, 06/15/24 (b)	3,000	3,182
Grinding Media Inc.
7.38%, 12/15/23 (b)	3,000	3,126
Harland Clarke Holdings Corp.
8.38%, 08/15/22 (b)	650	638
Hexion US Finance Corp.
6.63%, 04/15/20	2,000	1,875
Horizon Pharma Financing Inc.
6.63%, 05/01/23	1,000	1,006
Icahn Enterprises LP
6.00%, 08/01/20	2,025	2,055
5.88%, 02/01/22	1,700	1,700
6.25%, 02/01/22	2,775	2,830
	Shares/Par[1]	Value ($)
Level 3 Financing Inc.
5.38%, 08/15/22 - 01/15/24	3,560	3,504
Navient Corp.
5.88%, 03/25/21	5,000	5,080
Nexstar Escrow Corp.
5.63%, 08/01/24 (b)	1,425	1,374
Nielsen Finance LLC
5.00%, 04/15/22 (b)	2,250	2,214
Oxford Finance LLC
6.38%, 12/15/22 (b)	1,500	1,527
Peabody Securities Finance Corp.
6.00%, 03/31/22 (b)	700	711
Royal Bank of Scotland Group Plc
6.00%, 12/19/23	1,050	1,102
SLM Corp.
5.50%, 01/15/19 - 01/25/23	3,000	2,986
Solera LLC
10.50%, 03/01/24 (b)	2,850	3,165
Springleaf Finance Corp.
5.25%, 12/15/19	3,000	3,044
6.13%, 05/15/22	1,125	1,151
5.63%, 03/15/23	4,500	4,475
Travelport Corporate Finance Plc
6.00%, 03/15/26 (b)	900	906
Virgin Media Secured Finance Plc
5.25%, 01/15/21	3,000	3,057
		68,011
Health Care 7.2%
Community Health Systems Inc.
8.00%, 11/15/19 (e)	2,000	1,945
6.25%, 03/31/23	1,500	1,373
Endo Finance LLC
5.88%, 10/15/24 (b) (e)	1,525	1,481
HCA Inc.
6.50%, 02/15/20	4,000	4,165
5.38%, 02/01/25	3,300	3,251
Horizon Pharma Inc.
8.75%, 11/01/24 (b)	250	269
Lifepoint Health Inc.
5.50%, 12/01/21	2,000	2,007
5.88%, 12/01/23	1,500	1,495
Mallinckrodt International Finance SA
4.88%, 04/15/20 (b) (e)	750	738
5.75%, 08/01/22 (b) (e)	2,000	1,800
5.63%, 10/15/23 (b) (e)	1,000	834
MEDNAX Inc.
5.25%, 12/01/23 (b)	1,500	1,466
Tenet Healthcare Corp.
4.75%, 06/01/20	2,000	2,012
4.38%, 10/01/21	2,250	2,217
7.50%, 01/01/22 (b)	1,000	1,042
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/23	4,000	3,454
Universal Hospital Services Inc.
7.63%, 08/15/20	4,500	4,508
Valeant Pharmaceuticals International Inc.
5.50%, 03/01/23 (b)	4,000	3,732
7.00%, 03/15/24 (b)	5,000	5,237
		43,026
Industrials 8.4%
BBA US Holdings Inc.
5.38%, 05/01/26 (b)	275	276
Bombardier Inc.
8.75%, 12/01/21 (b)	1,000	1,103
6.00%, 10/15/22 (b)	4,000	3,988
Engility Corp.
8.88%, 09/01/24 (c)	2,000	2,093
Fly Leasing Ltd.
6.38%, 10/15/21 (c) (e)	3,045	3,150
Gibraltar Industries Inc.
6.25%, 02/01/21 (f)	3,850	3,884
Herc Rentals Inc.
7.50%, 06/01/22 (b)	2,800	2,966

See accompanying Notes to Financial Statements.

13

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Hertz Corp.
5.88%, 10/15/20	4,375	4,287
Manitowoc Co. Inc.
12.75%, 08/15/21 (b)	2,250	2,512
Mobile Mini Inc.
5.88%, 07/01/24	1,925	1,957
Monitronics International Inc.
9.13%, 04/01/20 (e)	2,325	1,496
Navistar International Corp.
6.63%, 11/01/25 (b)	4,000	4,119
New Enterprise Stone & Lime Co. Inc.
6.25%, 03/15/26 (b)	950	960
NMG Finco Plc
5.75%, 08/01/22 (b)	3,950	3,946
Park Aerospace Holdings Ltd.
5.25%, 08/15/22 (b)	2,500	2,480
5.50%, 02/15/24 (b)	1,000	989
Prime Security Services Borrower LLC
9.25%, 05/15/23 (b)	1,250	1,334
TransDigm Inc.
6.00%, 07/15/22	3,000	3,025
Tutor Perini Corp.
6.88%, 05/01/25 (b) (e)	975	976
United Continental Holdings Inc.
4.25%, 10/01/22 (e)	4,500	4,391
		49,932
Information Technology 7.8%
Advanced Micro Devices Inc.
7.00%, 07/01/24	3,250	3,421
BMC Software Finance Inc.
8.13%, 07/15/21 (b)	2,500	2,556
Cardtronics Inc.
5.13%, 08/01/22	2,500	2,417
EIG Investors Corp.
10.88%, 02/01/24 (c)	2,500	2,741
EMC Corp.
2.65%, 06/01/20	2,000	1,942
First Data Corp.
7.00%, 12/01/23 (b)	3,500	3,645
5.75%, 01/15/24 (b)	1,500	1,502
Inception Merger Sub Inc.
8.63%, 11/15/24 (b)	2,750	2,766
Infor Software Parent LLC
7.88%, 05/01/21 (b) (h)	3,250	3,260
Ingram Micro Inc.
5.00%, 08/10/22 (e)	1,450	1,427
5.45%, 12/15/24 (f)	3,550	3,508
j2 Cloud Services LLC
6.00%, 07/15/25 (b)	2,050	2,076
Match Group Inc.
6.38%, 06/01/24	2,000	2,103
Micron Technology Inc.
5.50%, 02/01/25	1,175	1,223
NCR Corp.
5.00%, 07/15/22	2,500	2,478
Nokia Corp.
5.38%, 05/15/19	2,500	2,540
Open Text Corp.
5.88%, 06/01/26 (b)	2,000	2,048
Plantronics Inc.
5.50%, 05/31/23 (b)	1,000	1,001
Sabre GLBL Inc.
5.38%, 04/15/23 (b)	1,000	1,010
5.25%, 11/15/23 (b)	1,750	1,766
Seagate HDD Cayman
4.75%, 06/01/23	1,250	1,234
		46,664
Materials 6.0%
AK Steel Corp.
7.63%, 10/01/21	405	414
6.38%, 10/15/25	975	906
Alcoa Nederland Holding BV
6.75%, 09/30/24 (b)	2,000	2,108
	Shares/Par[1]	Value ($)
ARD Finance SA
7.88%, 09/15/23 (h)	3,200	3,207
Building Materials Corp. of America
5.38%, 11/15/24 (b)	2,000	1,975
Cemex SAB de CV
7.75%, 04/16/26 (b)	3,000	3,239
CF Industries Inc.
3.45%, 06/01/23 (e)	1,250	1,184
Chemours Co.
6.63%, 05/15/23	1,000	1,049
Freeport-McMoRan Inc.
4.00%, 11/14/21	2,000	1,954
3.55%, 03/01/22	4,050	3,848
Huntsman International LLC
5.13%, 11/15/22	1,500	1,541
INEOS Group Holdings SA
5.63%, 08/01/24 (b)	3,325	3,275
New Gold Inc.
6.25%, 11/15/22 (b)	5,000	5,050
NOVA Chemicals Corp.
4.88%, 06/01/24 (b)	1,300	1,238
Perstorp Holding AB
8.50%, 06/30/21 (b)	1,064	1,113
PQ Corp.
6.75%, 11/15/22 (b)	1,000	1,050
Reynolds Group Issuer Inc.
5.75%, 10/15/20	2,665	2,675
Teck Resources Ltd.
3.75%, 02/01/23	250	237
		36,063
Real Estate 0.6%
Greystar Real Estate Partners LLC
5.75%, 12/01/25 (b)	1,275	1,241
iStar Inc.
4.63%, 09/15/20	2,300	2,269
		3,510
Telecommunication Services 7.0%
Altice France SA
6.00%, 05/15/22 (b)	3,650	3,672
CenturyLink Inc.
6.45%, 06/15/21	1,500	1,542
5.80%, 03/15/22	1,750	1,732
7.50%, 04/01/24 (e)	1,000	1,027
Frontier Communications Corp.
10.50%, 09/15/22	4,000	3,627
11.00%, 09/15/25	1,000	800
8.50%, 04/01/26 (b)	1,675	1,617
Hughes Satellite Systems Corp.
7.63%, 06/15/21	2,500	2,663
Intelsat Jackson Holdings Ltd.
7.25%, 10/15/20	1,500	1,490
8.00%, 02/15/24 (b)	750	788
Intelsat Jackson Holdings SA
5.50%, 08/01/23	1,500	1,347
Sable International Finance Ltd.
6.88%, 08/01/22 (b)	2,750	2,863
SBA Communications Corp.
4.88%, 07/15/22	3,750	3,719
Sprint Corp.
7.25%, 09/15/21	7,000	7,271
7.13%, 06/15/24	1,600	1,613
T-Mobile USA Inc.
6.00%, 03/01/23	2,800	2,891
Virgin Media Finance Plc
6.38%, 04/15/23 (b)	1,500	1,501
Wind Tre SpA
5.00%, 01/20/26 (b)	1,275	1,002
Windstream Corp.
7.75%, 10/15/20	1,000	899
		42,064
Utilities 1.6%
Calpine Corp.
5.88%, 01/15/24 (b)	2,000	1,985

See accompanying Notes to Financial Statements.

14

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Dynegy Inc.
7.38%, 11/01/22	3,000	3,135
NRG Energy Inc.
6.25%, 07/15/22	500	515
Talen Energy Supply LLC
9.50%, 07/15/22 (b) (e)	3,725	3,661
		9,296
Total Corporate Bonds And Notes (cost $476,755)		472,049
SENIOR LOAN INTERESTS 19.3%
Consumer Discretionary 5.2%
1011778 B.C. Unlimited Liability Co.
Term Loan B-3, 4.23%, (3M LIBOR + 2.25%), 02/15/24 (i)	781	777
Academy Ltd.
Term Loan B, 5.98%, (3M LIBOR + 4.00%), 07/05/22 - 07/16/22 (i)	101	83
Term Loan B, 6.00%, (3M LIBOR + 4.00%), 07/16/22 (i)	47	39
Advantage Sales & Marketing Inc.
1st Lien Term Loan , 5.34%, (3M LIBOR + 3.25%), 07/11/21 (i)	190	179
Incremental Term Loan B, 5.23%, (3M LIBOR + 3.25%), 07/23/21 (i)	68	64
Allied Universal Holdco LLC
Term Loan, 5.84%, (3M LIBOR + 3.75%), 07/28/22 (i)	452	444
American Bath Group LLC
Term Loan B, 6.58%, (3M LIBOR + 4.25%), 09/30/23 (i)	1,425	1,430
American Tire Distributors Holdings Inc.
Term Loan, 6.34%, (1M LIBOR + 4.25%), 10/01/21 (i)	562	363
Bass Pro Group LLC
Term Loan B, 7.09%, (3M LIBOR + 5.00%), 11/15/23 (i)	188	188
BJ's Wholesale Club Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.50%), 02/03/24 (i) (j)	335	335
Boing US Holdco Inc.
1st Lien Term Loan, 5.61%, (3M LIBOR + 3.25%), 09/20/24 (i)	460	460
Caesars Resort Collection LLC
1st Lien Term Loan B, 4.84%, (3M LIBOR + 2.75%), 09/28/24 (i)	620	617
California Pizza Kitchen Inc.
Term Loan, 0.00%, (3M LIBOR + 6.00%), 12/31/22 (i) (j)	100	98
Term Loan, 8.10%, (3M LIBOR + 6.00%), 12/31/22 (i)	968	945
Camelot UK Holdco Ltd.
Term Loan, 5.34%, (1M LIBOR + 3.25%), 10/03/23 (i)	457	455
Charter Communications Operating LLC
Term Loan B, 4.10%, (3M LIBOR + 2.00%), 04/30/25 (i)	797	795
Container Store Inc.
Term Loan B, 9.09%, (3M LIBOR + 7.00%), 08/18/21 (c) (i)	418	423
CSC Holdings LLC
Term Loan B, 4.57%, (3M LIBOR + 2.50%), 01/12/26 (i)	402	400
Dhanani Group Inc.
Term Loan B, 0.00%, (3M LIBOR + 3.75%), 06/22/25 (i) (j) (k)	401	398
Dynacast International LLC
Term Loan B-2, 0.00%, (3M LIBOR + 3.25%), 01/28/22 (i) (j)	283	282
Term Loan B-2, 5.58%, (3M LIBOR + 3.25%), 01/28/22 (i)	331	330
Golden Nugget Inc.
Incremental Term Loan B, 4.80%, (3M LIBOR + 2.75%), 09/07/23 (i)	129	129
Incremental Term Loan B, 4.84%, (3M LIBOR + 2.75%), 10/04/23 (i)	168	168
Helix Gen Funding LLC
Term Loan B, 5.84%, (3M LIBOR + 3.75%), 03/02/24 (i)	581	582
	Shares/Par[1]	Value ($)
IRB Holding Corp.
1st Lien Term Loan, 5.28%, (3M LIBOR + 3.25%), 01/17/25 (i)	249	249
1st Lien Term Loan, 5.25%, (3M LIBOR + 3.25%), 01/18/25 (i)	310	310
Jeld-Wen Inc.
1st Lien Term Loan, 4.33%, (3M LIBOR + 2.00%), 12/07/24 (i)	124	124
Lakeland Tours LLC
1st Lien Term Loan B, 6.34%, (3M LIBOR + 4.00%), 12/06/24 (i)	115	115
Delayed Draw Term Loan, 6.34%, (3M LIBOR + 4.00%), 12/06/24 (i)	9	9
Las Vegas Sands LLC
Term Loan B, 3.84%, (3M LIBOR + 1.75%), 03/27/25 (i)	563	559
Learning Care Group Inc.
1st Lien Term Loan, 5.33%, (3M LIBOR + 3.25%), 03/13/25 (i)	73	73
1st Lien Term Loan, 5.34%, (3M LIBOR + 3.25%), 03/13/25 (i)	72	72
1st Lien Term Loan, 5.41%, (3M LIBOR + 3.25%), 03/13/25 (i)	37	36
1st Lien Term Loan, 5.61%, (3M LIBOR + 3.25%), 03/13/25 (i)	219	218
LifeMiles Ltd.
Term Loan B, 7.83%, (3M LIBOR + 5.50%), 08/17/22 (c) (i)	996	994
Men's Wearhouse Inc.
Term Loan B-2, 5.50%, (3M LIBOR + 3.50%), 03/28/25 (i)	74	75
Meredith Corp.
Term Loan B, 5.09%, (3M LIBOR + 3.00%), 01/08/25 (i)	563	562
Mister Car Wash Holdings Inc.
Term Loan B, 5.70%, (3M LIBOR + 3.25%), 08/20/21 (i)	449	449
Neiman Marcus Group Inc.
Term Loan, 5.26%, (3M LIBOR + 3.25%), 10/25/20 (i)	142	126
Neiman Marcus Group Ltd. LLC
Term Loan, 0.00%, (3M LIBOR + 3.25%), 10/25/20 (i) (j)	116	103
NVA Holdings Inc.
Term Loan B-3, 4.84%, (3M LIBOR + 2.75%), 01/31/25 (i)	514	512
P.F. Chang's China Bistro Inc.
Term Loan B, 7.45%, (3M LIBOR + 5.00%), 08/18/22 (i)	4	4
Term Loan B, 7.67%, (3M LIBOR + 5.00%), 08/18/22 (i)	765	761
Packers Holdings LLC
Term Loan B, 5.27%, (3M LIBOR + 3.25%), 11/03/24 (i)	452	449
Paradigm Acquisition Corp.
1st Lien Term Loan, 0.00%, (3M LIBOR + 4.25%), 10/06/24 (i) (j)	227	228
1st Lien Term Loan, 6.70%, (3M LIBOR + 4.25%), 10/06/24 (i)	641	643
PetSmart Inc.
Term Loan B-2, 5.01%, (3M LIBOR + 3.00%), 03/11/22 (i)	141	117
PlayPower Inc.
1st Lien Term Loan, 7.08%, (3M LIBOR + 4.75%), 06/23/21 (c) (i) (k)	1,714	1,714
Pre-Paid Legal Services Inc.
1st Lien Term Loan, 5.23%, (3M LIBOR + 3.25%), 04/02/22 (i)	567	568
Quidditch Acquisition Inc.
Term Loan B, 9.09%, (3M LIBOR + 7.00%), 03/15/25 (c) (i) (l)	653	653
Rentpath Inc.
Term Loan, 6.85%, (3M LIBOR + 4.75%), 12/17/21 (i)	1,467	1,331
Rodan & Fields LLC
Term Loan B, 6.07%, (3M LIBOR + 4.00%), 06/07/25 (i)	412	412

See accompanying Notes to Financial Statements.

15

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Scientific Games International Inc.
Term Loan B-5, 4.84%, (3M LIBOR + 2.75%), 08/14/24 (i)	116	115
Term Loan B-5, 4.92%, (3M LIBOR + 2.75%), 08/14/24 (i)	489	485
SHO Holding I Corp.
Term Loan, 7.36%, (3M LIBOR + 5.00%), 10/27/22 (c) (i) (k)	1,474	1,326
Shutterfly Inc.
Term Loan B-2, 4.85%, (3M LIBOR + 2.75%), 08/17/24 (i)	595	595
Spin Holdco Inc.
Term Loan B, 5.34%, (3M LIBOR + 3.25%), 11/14/22 (i)	399	398
Staples Inc.
Term Loan B, 6.36%, (3M LIBOR + 4.00%), 08/15/24 (i)	306	301
Stars Group Holdings BV
Incremental Term Loan, 0.00%, (3M LIBOR + 3.00%), 06/29/25 (i) (j)	176	176
Strategic Partners Inc.
Term Loan, 5.84%, (3M LIBOR + 4.50%), 06/09/23 (c) (i) (k)	721	726
TGP Holdings III LLC
1st Lien Term Loan, 6.58%, (3M LIBOR + 4.25%), 09/21/24 (i)	800	801
2nd Lien Term Loan, 10.83%, (3M LIBOR + 8.50%), 09/16/25 (c) (i) (k)	210	212
TMK Hawk Parent Corp.
1st Lien Term Loan, 5.60%, (3M LIBOR + 3.50%), 09/11/24 (i)	598	596
Tribune Media Co.
Term Loan, 5.09%, (3M LIBOR + 3.00%), 12/27/20 (i) (k)	14	14
Term Loan C, 5.09%, (3M LIBOR + 3.00%), 01/20/24 (i)	173	173
TruGreen Ltd. Partnership
Term Loan, 6.05%, (3M LIBOR + 4.00%), 05/07/23 (i)	328	331
Univision Communications Inc.
Term Loan C-5, 4.84%, (3M LIBOR + 2.75%), 03/15/24 (i)	125	121
Varsity Brands Inc.
Term Loan B, 5.59%, (3M LIBOR + 3.50%), 12/07/24 (i)	332	332
VIP Cinema Holdings Inc.
Term Loan B, 0.00%, (3M LIBOR + 6.00%), 03/01/23 (i) (j)	144	145
Term Loan B, 8.34%, (3M LIBOR + 6.00%), 03/01/23 (i)	469	472
Vivid Seats Ltd.
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.50%), 06/21/24 (i) (j)	108	108
1st Lien Term Loan, 5.59%, (3M LIBOR + 3.50%), 06/27/24 (i)	445	441
Wheel Pros LLC
1st Lien Term Loan, 0.00%, (3M LIBOR + 4.75%), 04/04/25 (i) (j)	86	85
William Morris Endeavor Entertainment LLC
1st Lien Term Loan, 0.00%, (3M LIBOR + 2.75%), 05/11/25 (i) (j)	397	394
1st Lien Term Loan, 4.93%, (3M LIBOR + 2.75%), 05/11/25 (i)	407	404
Wyndham Hotels & Resorts Inc.
Term Loan B, 0.00%, (3M LIBOR + 1.75%), 03/29/25 (i) (j)	113	113
Term Loan B, 3.73%, (3M LIBOR + 1.75%), 03/29/25 (i)	415	414
		30,728
Consumer Staples 0.3%
Albertsons LLC
Term Loan B-4, 4.84%, (3M LIBOR + 2.75%), 08/25/21 (i)	206	204
BJ's Wholesale Club Inc.
1st Lien Term Loan, 5.53%, (3M LIBOR + 3.50%), 01/26/24 (i)	95	95
	Shares/Par[1]	Value ($)
CHG PPC Parent LLC
Term Loan B, 4.84%, (3M LIBOR + 2.75%), 03/16/25 (i) (l)	396	394
Coty Inc.
Term Loan B, 4.28%, (3M LIBOR + 2.25%), 03/29/25 (i)	268	262
PFS Holding Corp.
1st Lien Term Loan, 5.49%, (3M LIBOR + 3.50%), 01/31/21 (i)	977	535
2nd Lien Term Loan, 9.35%, (3M LIBOR + 7.25%), 01/31/22 (c) (i)	751	45
Shearer's Foods Inc.
1st Lien Term Loan, 6.34%, (3M LIBOR + 3.94%), 06/30/21 (i)	241	237
		1,772
Energy 0.6%
California Resources Corp.
1st Lien Term Loan, 6.84%, (3M LIBOR + 4.75%), 11/08/22 (i)	92	94
Term Loan, 12.47%, (3M LIBOR + 10.38%), 08/05/23 (i)	84	93
Chesapeake Energy Corp.
Term Loan, 9.59%, (3M LIBOR + 7.50%), 08/16/21 (i)	207	216
Delek US Holdings Inc.
Term Loan B, 4.59%, (3M LIBOR + 2.50%), 03/16/25 (i)	125	124
Eastern Power LLC
Term Loan B, 5.73%, (3M LIBOR + 3.75%), 10/02/23 (i)	294	293
Lucid Energy Group II LLC
1st Lien Term Loan, 5.09%, (3M LIBOR + 3.00%), 01/31/25 (i)	570	566
Medallion Midland Acquisition LLC
1st Lien Term Loan, 5.34%, (3M LIBOR + 3.25%), 10/31/24 (c) (i)	455	451
MEG Energy Corp.
Term Loan B, 5.60%, (3M LIBOR + 3.50%), 12/31/23 (i)	36	36
MHVC Acquisition Corp.
Term Loan, 7.59%, (3M LIBOR + 5.25%), 04/23/24 (i)	528	529
Murray Energy Corp.
Term Loan, 9.34%, (3M LIBOR + 7.25%), 04/16/20 (i)	152	143
P2 Upstream Acquisition Co.
1st Lien Term Loan, 6.37%, (3M LIBOR + 4.00%), 10/30/20 (i)	126	124
PowerTeam Services LLC
1st Lien Term Loan, 5.58%, (3M LIBOR + 3.25%), 02/28/25 (i)	312	308
Talen Energy Supply LLC
Term Loan B-1, 6.09%, (3M LIBOR + 4.00%), 07/15/23 (i)	38	38
U.S. Silica Co.
Term Loan B, 0.00%, (3M LIBOR + 4.00%), 04/12/25 (i) (j)	6	6
Term Loan B, 6.13%, (3M LIBOR + 4.00%), 04/12/25 (i)	634	633
		3,654
Financials 2.9%
Acrisure LLC
Term Loan B, 6.61%, (3M LIBOR + 4.25%), 11/22/23 (i)	638	635
Altice Financing SA
1st Lien Term Loan, 5.10%, (3M LIBOR + 2.75%), 01/06/26 (i)	403	394
AqGen Ascensus Inc.
Term Loan, 5.83%, (3M LIBOR + 3.50%), 12/05/22 (i)	606	606
Incremental Term Loan, 0.00%, (3M LIBOR + 3.50%), 12/15/22 (i) (j) (k)	—	—
Incremental Term Loan, 5.83%, (3M LIBOR + 3.50%), 12/15/22 (i) (k)	43	43
ASP MCS Acquisition Corp.
Term Loan B, 7.08%, (3M LIBOR + 4.75%), 05/09/24 (c) (i) (k)	549	529

See accompanying Notes to Financial Statements.

16

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
AssuredPartners Inc.
1st Lien Term Loan, 5.34%, (3M LIBOR + 3.25%), 10/22/24 (i)	853	848
Asurion LLC
Term Loan B-7, 0.00%, (3M LIBOR + 3.00%), 11/15/24 (i) (j)	526	524
Term Loan, 0.00%, (3M LIBOR + 6.00%), 08/04/25 (i) (j)	118	119
2nd Lien Term Loan, 8.09%, (3M LIBOR + 6.00%), 08/04/25 (i)	582	590
Belron Finance US LLC
Term Loan B, 4.86%, (3M LIBOR + 2.50%), 11/15/24 (i)	599	598
Capri Finance LLC
1st Lien Term Loan, 5.61%, (3M LIBOR + 3.25%), 10/04/24 (i)	602	597
Crown Finance US Inc.
Term Loan, 4.59%, (3M LIBOR + 2.50%), 02/05/25 (i)	685	679
DTZ US Borrower LLC
1st Lien Term Loan, 5.56%, (3M LIBOR + 3.25%), 11/04/21 (i)	576	575
1st Lien Term Loan, 5.58%, (3M LIBOR + 3.25%), 11/04/21 (i)	30	30
1st Lien Term Loan, 5.61%, (3M LIBOR + 3.25%), 11/04/21 (i)	258	257
Edelman Financial Group
Term Loan B, 0.00%, (3M LIBOR + 4.25%), 06/26/25 (i) (j)	602	601
EIG Management Co. LLC
Term Loan B, 6.08%, (3M LIBOR + 3.75%), 01/30/25 (i)	627	631
Flying Fortress Inc.
Term Loan B, 0.00%, (3M LIBOR + 1.75%), 10/30/22 (i) (j)	603	604
Focus Financial Partners LLC
1st Lien Term Loan, 4.84%, (3M LIBOR + 2.75%), 05/20/24 (i)	451	451
Genworth Financial Inc.
Term Loan, 6.55%, (3M LIBOR + 4.50%), 02/22/23 (c) (i)	432	440
GK Holdings Inc.
1st Lien Term Loan, 8.33%, (3M LIBOR + 6.00%), 01/29/21 (i)	1,473	1,328
HUB International Ltd.
Term Loan B, 5.36%, (3M LIBOR + 3.00%), 04/25/25 (i)	100	99
IG Investment Holdings LLC
1st Lien Term Loan, 5.61%, (3M LIBOR + 3.50%), 05/14/25 (i)	638	636
Ineos US Finance LLC
Term Loan B, 4.09%, (3M LIBOR + 2.00%), 03/31/24 (i)	281	279
Institutional Shareholder Services Inc.
2nd Lien Term Loan, 10.06%, (3M LIBOR + 7.75%), 08/06/24 (i) (k)	150	151
1st Lien Term Loan, 6.06%, (3M LIBOR + 3.75%), 09/20/24 (i)	570	569
Delayed Draw Term Loan, 6.07%, (3M LIBOR + 3.75%), 10/04/24 (i)	52	52
Delayed Draw Term Loan, 7.75%, (3M Prime Rate + 2.75%), 10/04/24 (i)	—	—
iStar Inc.
Term Loan B, 4.97%, (3M LIBOR + 3.00%), 06/30/20 (c) (i)	82	82
Term Loan B, 5.01%, (3M LIBOR + 3.00%), 06/30/20 (c) (i)	138	137
Jane Street Group LLC
Term Loan B, 5.84%, (3M LIBOR + 3.75%), 08/25/22 (i)	531	534
Kingpin Intermediate Holdings LLC
1st Lien Term Loan B, 6.35%, (3M LIBOR + 4.25%), 06/26/24 (i)	522	521
McDermott Technology Americas Inc.
1st Lien Term Loan, 7.09%, (3M LIBOR + 5.00%), 04/04/25 (i)	182	182
	Shares/Par[1]	Value ($)
RSC Acquisition Inc.
1st Lien Term Loan, 6.75%, (3M LIBOR + 4.25%), 11/30/22 (c) (i) (l)	1,135	1,130
StepStone Group LP
Term Loan B, 6.09%, (3M LIBOR + 4.00%), 03/14/25 (c) (i) (k)	1,218	1,220
Travelport Finance (Luxembourg) SARL
Term Loan B, 4.83%, (3M LIBOR + 2.50%), 03/16/25 (i)	339	337
UPC Financing Partnership
Term Loan AR, 4.57%, (3M LIBOR + 2.50%), 01/15/26 (i)	403	398
		17,406
Health Care 2.7%
ADMI Corp.
Term Loan B, 5.34%, (3M LIBOR + 3.25%), 04/06/24 (i)	532	530
Affordable Care Holding Corp.
1st Lien Term Loan, 6.85%, (3M LIBOR + 4.75%), 10/24/22 (c) (i)	442	442
Albany Molecular Research Inc.
1st Lien Term Loan, 5.34%, (3M LIBOR + 3.25%), 08/08/24 (i)	454	453
Alphabet Holding Co. Inc.
1st Lien Term Loan, 5.59%, (3M LIBOR + 3.50%), 08/15/24 (i)	261	242
2nd Lien Term Loan, 9.84%, (3M LIBOR + 7.75%), 08/09/25 (i)	177	143
Amneal Pharmaceuticals LLC
Term Loan B, 5.63%, (3M LIBOR + 3.50%), 03/26/25 (i)	486	485
ATI Holdings Acquisition Inc.
Term Loan, 5.55%, (3M LIBOR + 3.50%), 05/10/23 - 05/15/23 (i)	449	448
Beaver-Visitec International Inc.
1st Lien Term Loan, 7.09%, (3M LIBOR + 5.00%), 08/18/23 (c) (i) (k)	520	520
Term Loan B, 0.00%, (3M LIBOR + 5.00%), 08/25/23 (i) (j)	120	119
BioClinica Inc.
1st Lien Term Loan, 6.63%, (3M LIBOR + 4.25%), 10/06/23 (i)	962	909
CHG Healthcare Services Inc.
Term Loan B, 0.00%, (3M LIBOR + 3.00%), 06/09/23 (i) (j)	35	35
Community Health Systems Inc.
Term Loan H, 5.56%, (3M LIBOR + 3.00%), 01/27/21 (i)	162	158
Curo Health Services Holdings Inc.
1st Lien Term Loan, 8.00%, (3M LIBOR + 4.00%), 02/07/22 (i)	508	508
CVS Holdings I LP
1st Lien Term Loan, 5.10%, (3M LIBOR + 3.00%), 02/01/25 (i)	411	407
DentalCorp Perfect Smile ULC
1st Lien Term Loan, 5.76%, (3M LIBOR + 3.75%), 05/09/25 (i)	318	319
DJO Finance LLC
Term Loan, 5.34%, (3M LIBOR + 3.25%), 06/27/20 (i)	61	61
Term Loan, 5.56%, (3M LIBOR + 3.25%), 06/27/20 (i)	62	61
Endo Luxembourg Finance Co. I SARL
Term Loan B, 6.37%, (3M LIBOR + 4.25%), 04/12/24 (i)	452	451
Envision Healthcare Corp.
Term Loan B, 5.10%, (3M LIBOR + 3.00%), 12/01/23 (i)	193	192
ExamWorks Group Inc.
Term Loan, 5.34%, (1M LIBOR + 3.25%), 07/27/23 (i)	525	525
Gentiva Health Services Inc.
1st Lien Delayed Draw Term Loan, 0.00%, (3M LIBOR + 3.75%), 06/20/25 (i) (j)	166	165
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.75%), 06/20/25 (i) (j)	266	264

See accompanying Notes to Financial Statements.

17

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
HCA Inc.
Term Loan B-10, 4.09%, (3M LIBOR + 2.00%), 03/07/25 (i)	791	793
Heartland Dental LLC
1st Lien Term Loan, 5.84%, (3M LIBOR + 3.75%), 04/17/25 (i)	389	386
Ivory Merger Sub Inc.
1st Lien Term Loan, 5.84%, (3M LIBOR + 3.50%), 03/08/25 (i) (l)	609	608
Mallinckrodt International Finance SA
Term Loan B, 5.52%, (3M LIBOR + 3.00%), 02/24/25 (i)	376	370
MPH Acquisition Holdings LLC
Term Loan B, 5.08%, (3M LIBOR + 3.00%), 06/07/23 (i)	581	578
NMSC Holdings Inc.
1st Lien Term Loan, 7.45%, (3M LIBOR + 5.00%), 04/11/23 (c) (i)	303	301
Onex Carestream Finance LP
1st Lien Term Loan, 6.09%, (3M LIBOR + 4.00%), 06/07/19 (i)	289	289
Parexel International Corp.
Term Loan B, 4.84%, (3M LIBOR + 3.00%), 08/06/24 (i)	404	402
Pearl Intermediate Parent LLC
1st Lien Term Loan, 4.84%, (3M LIBOR + 2.75%), 02/01/25 (i)	378	371
Delayed Draw Term Loan, 5.08%, (3M LIBOR + 2.75%), 02/01/25 (i)	31	30
Press Ganey Holdings Inc.
1st Lien Term Loan, 4.84%, (3M LIBOR + 2.75%), 10/17/23 (i)	527	525
Professional Physical Therapy
Term Loan, 0.00%, 12/16/22 (c) (k) (m) (n)	1,481	1,327
Prospect Medical Holdings Inc.
Term Loan B, 7.50%, (3M LIBOR + 5.50%), 02/12/24 (i)	505	503
Sound Inpatient Physicians
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.00%), 06/19/25 (i) (j)	198	198
Surgery Center Holdings Inc.
Term Loan B, 5.35%, (3M LIBOR + 3.25%), 06/18/24 (i)	410	408
Syneos Health Inc.
Term Loan B, 4.09%, (3M LIBOR + 2.00%), 08/25/24 (i)	468	465
Team Health Holdings Inc.
1st Lien Term Loan, 4.84%, (3M LIBOR + 2.75%), 01/12/24 (i)	155	149
Tecomet Inc.
Term Loan, 5.50%, (3M LIBOR + 3.50%), 04/18/24 (i)	419	417
Term Loan, 7.50%, (3M Prime Rate + 2.50%), 04/18/24 (i)	2	2
Valeant Pharmaceuticals International Inc.
Term Loan B, 4.98%, (3M LIBOR + 3.00%), 05/19/25 (i)	444	442
VFH Parent LLC
Term Loan B, 5.56%, (3M LIBOR + 3.25%), 12/30/21 (i)	155	156
		16,157
Industrials 2.1%
AECOM Technology Corp.
Term Loan B, 3.84%, (3M LIBOR + 1.75%), 03/13/25 (i)	125	125
American Airlines Inc.
Term Loan B, 3.85%, (3M LIBOR + 1.75%), 06/11/25 (i)	314	308
Avis Budget Car Rental LLC
Term Loan B, 4.34%, (3M LIBOR + 2.00%), 02/09/25 (i)	247	247
Avolon LLC
Term Loan B-3, 4.09%, (3M LIBOR + 2.00%), 01/15/25 (i)	770	760
Brand Energy & Infrastructure Services Inc.
Term Loan, 6.58%, (3M LIBOR + 4.25%), 06/16/24 (i)	3	3
	Shares/Par[1]	Value ($)
Term Loan, 6.61%, (3M LIBOR + 4.25%), 06/16/24 - 06/17/24 (i)	600	600
Brickman Group Ltd. LLC
2nd Lien Term Loan, 8.59%, (1M LIBOR + 6.50%), 12/15/21 (i)	293	294
CareerBuilder LLC
Term Loan, 9.08%, (3M LIBOR + 6.75%), 08/27/23 (i)	203	203
Compass Power Generation LLC
Term Loan B, 5.84%, (3M LIBOR + 3.75%), 12/12/24 (i)	124	125
DG Investment Intermediate Holdings 2 Inc.
Delayed Draw Term Loan, 5.09%, (3M LIBOR + 3.00%), 01/09/25 (i)	13	13
1st Lien Term Loan, 5.09%, (3M LIBOR + 3.00%), 01/31/25 (i)	437	434
EAB Global Inc.
1st Lien Term Loan, 6.11%, (3M LIBOR + 3.75%), 08/15/22 (i)	1	1
1st Lien Term Loan, 6.25%, (3M LIBOR + 3.75%), 08/15/22 (i)	468	460
Edward Don & Co. LLC
Term Loan, 0.00%, (3M LIBOR + 4.25%), 06/25/25 (i) (j)	437	437
Emerald Expositions Holding Inc.
Term Loan B, 4.84%, (3M LIBOR + 2.75%), 05/22/24 (i)	620	623
Engility Corp.
Term Loan B-2, 4.84%, (3M LIBOR + 3.25%), 08/12/23 (i)	535	533
Global Appliance Inc.
Term Loan B, 6.10%, (3M LIBOR + 4.00%), 10/03/24 (c) (i)	307	309
Keyw Corp.
1st Lien Term Loan, 6.53%, (3M LIBOR + 4.50%), 04/17/24 (c) (i)	536	539
MedPlast Holdings Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.75%), 06/26/25 (c) (i) (j)	264	264
Pisces Midco Inc.
Term Loan, 6.09%, (3M LIBOR + 3.75%), 04/12/25 (i)	412	411
Prime Security Services Borrower LLC
1st Lien Term Loan, 4.84%, (3M LIBOR + 2.75%), 05/02/22 (i)	447	444
Road Infrastructure Investment LLC
1st Lien Term Loan, 5.59%, (3M LIBOR + 3.50%), 06/13/23 (i)	955	954
SMG Holdings Inc.
1st Lien Term Loan, 5.34%, (3M LIBOR + 3.25%), 01/11/25 (i)	400	399
SRP Cos. Inc.
Delayed Draw Term Loan, 8.79%, (3M LIBOR + 6.50%), 09/13/23 (c) (i)	11	11
Delayed Draw Term Loan, 8.81%, (3M LIBOR + 6.50%), 09/13/23 (c) (i)	79	79
Delayed Draw Term Loan, 8.82%, (3M LIBOR + 6.50%), 09/13/23 (c) (i)	64	64
Delayed Draw Term Loan, 8.83%, (3M LIBOR + 6.50%), 09/13/23 (c) (i)	23	23
Delayed Draw Term Loan, 8.84%, (3M LIBOR + 6.50%), 09/13/23 (c) (i)	102	102
Term Loan, 8.82%, (3M LIBOR + 6.50%), 09/22/23 (c) (i)	1,001	998
Term Loan, 8.83%, (3M LIBOR + 6.50%), 09/22/23 (c) (i)	295	294
Term Loan, 10.50%, (3M Prime Rate + 5.50%), 09/22/23 (c) (i)	3	3
SRS Distribution Inc.
1st Lien Term Loan, 5.58%, (3M LIBOR + 3.25%), 05/19/25 (i)	219	216
Titan Acquisition Ltd.
Term Loan B, 5.09%, (3M LIBOR + 3.00%), 03/16/25 (i)	531	522
TransDigm Inc.
Term Loan E, 0.00%, (3M LIBOR + 2.75%), 06/09/23 (i) (j)	762	757

See accompanying Notes to Financial Statements.

18

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
USIC Holdings Inc.
Incremental Term Loan, 0.00%, (3M LIBOR + 3.25%), 12/02/23 (i) (j)	35	35
Term Loan B, 5.24%, (3M LIBOR + 3.25%), 12/09/23 (i)	62	62
Term Loan B, 5.28%, (3M LIBOR + 3.25%), 12/09/23 (i)	419	418
XPO Logistics Inc.
Term Loan B, 4.09%, (3M LIBOR + 2.00%), 02/23/25 (i)	565	560
		12,630
Information Technology 2.3%
Almonde Inc.
1st Lien Term Loan, 5.81%, (3M LIBOR + 3.50%), 04/26/24 (i)	211	207
2nd Lien Term Loan, 9.56%, (3M LIBOR + 7.25%), 04/27/25 (i)	585	562
Ascend Learning LLC
Term Loan B, 5.09%, (3M LIBOR + 3.00%), 06/29/24 (i)	450	449
Avast Software BV
Term Loan B, 4.83%, (3M LIBOR + 2.50%), 09/30/23 (i)	329	328
Blackhawk Network Holdings Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.00%), 05/31/25 (i) (j)	178	177
1st Lien Term Loan, 5.07%, (3M LIBOR + 3.00%), 05/31/25 (i)	205	204
Compuware Corp.
Term Loan B-3, 5.59%, (1M LIBOR + 3.50%), 12/15/21 (i)	577	577
Dell International LLC
Term Loan B, 4.10%, (3M LIBOR + 2.00%), 09/07/23 (i)	800	795
Epicor Software Corp.
1st Lien Term Loan, 5.35%, (3M LIBOR + 3.25%), 06/01/22 (i)	585	583
First Data Corp.
Term Loan, 4.09%, (1M LIBOR + 2.25%), 07/08/22 (i)	777	773
Flexential Intermediate Corp.
1st Lien Term Loan, 5.83%, (3M LIBOR + 3.50%), 07/24/24 (i)	450	444
GTT Communications Inc.
Term Loan B, 4.88%, (3M LIBOR + 2.75%), 04/26/25 (i)	177	174
Marketo Inc.
1st Lien Term Loan, 5.61%, (3M LIBOR + 3.25%), 01/30/25 (i)	404	399
Mediaocean LLC
1st Lien Term Loan, 6.35%, (3M LIBOR + 4.25%), 08/04/22 (i)	233	234
MH Sub I LLC
1st Lien Term Loan, 5.84%, (3M LIBOR + 3.75%), 08/09/24 (i)	488	487
Microchip Technology Inc.
Term Loan B, 4.10%, (3M LIBOR + 2.00%), 05/16/25 (i)	302	301
Navicure Inc.
1st Lien Term Loan B, 5.84%, (3M LIBOR + 3.75%), 11/01/24 (i)	295	294
Netsmart Technologies Inc.
Term Loan C-1, 6.57%, (3M LIBOR + 4.50%), 04/19/23 (c) (i) (l)	589	593
NeuStar Inc.
Term Loan B-4, 5.59%, (3M LIBOR + 3.50%), 08/08/24 (i)	464	464
Omnitracs Inc.
Term Loan B, 5.09%, (3M LIBOR + 2.75%), 03/13/25 (i)	516	509
Plantronics Inc.
Term Loan B, 0.00%, (3M LIBOR + 2.50%), 06/01/25 (i) (j)	412	411
PowerSchool
Term Loan B, 0.00%, (3M LIBOR + 3.25%), 06/15/25 (i) (j) (k)	216	214
	Shares/Par[1]	Value ($)
PSAV Holdings LLC
1st Lien Term Loan, 5.23%, (3M LIBOR + 3.25%), 02/23/25 (i)	93	92
1st Lien Term Loan, 5.25%, (3M LIBOR + 3.25%), 02/23/25 (i)	76	76
Radiate Holdco LLC
1st Lien Term Loan, 5.09%, (3M LIBOR + 3.00%), 12/09/23 (i)	604	595
Red Ventures LLC
1st Lien Term Loan, 6.09%, (3M LIBOR + 4.00%), 10/31/24 (i)	259	260
Riverbed Technology Inc.
Term Loan, 5.35%, (3M LIBOR + 3.25%), 04/22/22 (i)	538	531
Sabre GLBL Inc.
Term Loan B, 4.09%, (3M LIBOR + 2.00%), 02/22/24 (i)	587	585
Skillsoft Corp.
1st Lien Term Loan, 6.84%, (1M LIBOR + 4.75%), 04/22/21 (i)	103	98
Sophia LP
Term Loan B, 5.58%, (1M LIBOR + 3.25%), 09/30/22 (i)	629	626
SS&C Technologies Holdings Europe SARL
Term Loan B-4, 0.00%, (3M LIBOR + 2.50%), 02/27/25 (i) (j)	40	40
Term Loan B-4, 4.59%, (3M LIBOR + 2.50%), 02/27/25 (i)	106	106
SS&C Technologies Inc.
Term Loan B-3, 0.00%, (3M LIBOR + 2.50%), 02/27/25 (i) (j)	111	111
Term Loan B-3, 4.59%, (3M LIBOR + 2.50%), 02/27/25 (i)	281	281
Vestcom Parent Holdings Inc.
Term Loan B, 0.00%, (3M LIBOR + 3.75%), 06/22/23 (i) (j)	170	169
Weld North Education LLC
Term Loan B, 6.59%, (3M LIBOR + 4.25%), 02/08/25 (i)	564	565
WEX Inc.
Term Loan B-2, 4.35%, (3M LIBOR + 2.25%), 06/30/24 (i)	630	630
		13,944
Materials 1.9%
Anchor Glass Container Corp.
1st Lien Term Loan, 4.81%, (1M LIBOR + 2.75%), 12/07/23 (i)	403	363
1st Lien Term Loan, 4.84%, (1M LIBOR + 2.75%), 12/07/23 (i)	242	218
2nd Lien Term Loan, 9.81%, (3M LIBOR + 7.75%), 11/22/24 (i)	214	141
ASP Chromaflo Dutch I BV
Term Loan B-2, 5.59%, (3M LIBOR + 3.50%), 11/03/23 (i)	229	230
ASP Chromaflo Intermediate Holdings Inc.
Term Loan B-1, 5.59%, (3M LIBOR + 3.50%), 11/03/23 (i)	176	177
Avantor Inc.
1st Lien Term Loan, 6.09%, (3M LIBOR + 4.00%), 09/22/24 (i)	849	852
Berlin Packaging LLC
Term Loan B, 5.00%, (3M LIBOR + 3.00%), 11/01/25 (i)	74	74
Term Loan B, 5.10%, (3M LIBOR + 3.00%), 11/01/25 (i)	15	15
Term Loan B, 5.34%, (3M LIBOR + 3.00%), 11/01/25 (i)	10	10
Berry Global Inc.
Term Loan R, 4.05%, (3M LIBOR + 2.00%), 01/19/24 (i)	398	397
BWAY Holding Co.
Term Loan B, 5.59%, (3M LIBOR + 3.25%), 04/03/24 (i)	343	341
Consolidated Container Co. LLC
1st Lien Term Loan, 4.84%, (1M LIBOR + 2.75%), 05/10/24 (i)	496	495
1st Lien Term Loan, 4.84%, (1M LIBOR + 3.00%), 05/22/24 (i)	100	99

See accompanying Notes to Financial Statements.

19

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
CPG International Inc.
Term Loan, 6.25%, (3M LIBOR + 3.75%), 05/03/24 (i)	446	445
Emerald Performance Materials LLC
1st Lien Term Loan, 5.59%, (1M LIBOR + 3.50%), 07/23/21 (i)	492	492
Flex Acquisition Co. Inc.
1st Lien Term Loan, 5.31%, (3M LIBOR + 3.00%), 12/15/23 (i)	581	578
Flex Acquisition Co.Inc.
Incremental Term Loan, 0.00%, (3M LIBOR + 3.25%), 06/20/25 (i) (j)	—	—
Incremental Term Loan, 5.75%, (3M LIBOR + 3.25%), 06/20/25 (i)	44	44
GrafTech Finance Inc.
Term Loan B, 0.00%, (3M LIBOR + 3.50%), 02/01/25 (c) (i) (j)	222	220
Term Loan B, 5.50%, (3M LIBOR + 3.50%), 02/01/25 (i)	501	498
GYP Holdings III Corp.
Term Loan B, 0.00%, (3M LIBOR + 2.75%), 05/15/25 (i) (j)	140	139
Term Loan B, 4.84%, (3M LIBOR + 2.75%), 05/15/25 (i)	194	192
Term Loan B, 4.85%, (3M LIBOR + 2.75%), 05/15/25 (i)	74	73
H.B. Fuller Co.
Term Loan B, 4.08%, (3M LIBOR + 2.00%), 10/11/24 (i)	606	601
KMG Chemicals Inc.
Term Loan B, 4.84%, (3M LIBOR + 2.75%), 06/11/24 (i)	118	118
Loparex Holding BV
Term Loan, 6.58%, (3M LIBOR + 4.25%), 03/29/25 (c) (i) (l)	261	262
MacDermid Inc.
Term Loan B-7, 4.59%, (3M LIBOR + 2.50%), 06/07/20 (i)	279	279
Term Loan B-6, 5.09%, (3M LIBOR + 3.00%), 06/07/23 (i)	4	4
PLZ Aeroscience Corp.
Term Loan, 5.80%, (3M LIBOR + 3.50%), 07/31/22 (i)	323	323
Term Loan, 5.81%, (3M LIBOR + 3.50%), 07/31/22 (i)	28	28
Term Loan, 5.84%, (3M LIBOR + 3.50%), 07/31/22 (i)	103	103
PQ Corp.
Term Loan B, 4.59%, (3M LIBOR + 2.50%), 02/08/25 (i)	476	474
Prince Minerals Inc.
1st Lien Term Loan, 5.80%, (3M LIBOR + 3.50%), 03/20/25 (i)	281	281
Pro Mach Group Inc.
Term Loan B, 5.02%, (3M LIBOR + 3.00%), 03/07/25 (i)	529	521
Solenis International LP
1st Lien Term Loan, 0.00%, (3M LIBOR + 4.00%), 12/18/25 (i) (j)	400	399
2nd Lien Term Loan, 10.68%, (3M LIBOR + 8.50%), 06/18/26 (i)	340	334
Tank Holding Corp.
Term Loan B, 5.53%, (3M LIBOR + 3.50%), 03/16/22 (i)	29	30
Term Loan B, 5.81%, (3M LIBOR + 3.50%), 03/16/22 (i)	177	177
Term Loan B, 5.50%, (3M LIBOR + 3.50%), 03/22/22 (i)	19	19
Univar Inc.
Term Loan B, 0.00%, (3M LIBOR + 2.50%), 07/01/24 (i) (j)	484	483
Term Loan B, 4.59%, (3M LIBOR + 2.50%), 07/01/24 (i)	51	50
Wheel Pros LLC
1st Lien Term Loan, 6.75%, (3M LIBOR + 4.75%), 04/04/25 (i)	750	744
		11,323
	Shares/Par[1]	Value ($)
Real Estate 0.4%
Capital Automotive LP
2nd Lien Term Loan, 8.10%, (3M LIBOR + 6.00%), 03/21/25 (c) (i)	550	552
GGP, Inc.
1st Lien Term Loan B, 2.00%, (3M LIBOR + 2.50%), 05/07/25 (i)	217	213
Iron Mountain Inc.
Term Loan B, 3.84%, (3M LIBOR + 1.75%), 03/02/26 (i)	604	592
Realogy Group LLC
Term Loan B, 4.30%, (3M LIBOR + 2.25%), 01/25/25 (i)	400	399
VICI Properties 1 LLC
Term Loan B, 4.08%, (3M LIBOR + 2.00%), 12/13/24 (i)	614	609
		2,365
Telecommunication Services 0.8%
Avaya Inc.
Term Loan B, 6.32%, (3M LIBOR + 4.25%), 11/09/24 (i)	432	432
CenturyLink Inc.
Term Loan B, 4.84%, (3M LIBOR + 2.75%), 01/15/25 (i)	239	234
Intelsat Jackson Holdings SA
Term Loan B-3, 5.85%, (3M LIBOR + 3.75%), 11/27/23 (i)	226	225
ION Media Networks Inc.
Term Loan B-3, 4.85%, (3M LIBOR + 2.75%), 12/18/20 (i)	404	403
Maxar Technologies Ltd.
Term Loan B, 4.85%, (3M LIBOR + 2.75%), 07/07/24 (i)	348	347
SBA Senior Finance II LLC
Term Loan B, 0.00%, (3M LIBOR + 2.00%), 03/26/25 (i) (j)	378	375
Term Loan B, 1.00%, (3M LIBOR + 2.00%), 03/26/25 (i)	226	224
Speedcast International Ltd.
Term Loan B, 5.00%, (3M LIBOR + 2.50%), 05/03/25 (i)	440	439
Sprint Communications Inc.
1st Lien Term Loan B, 4.62%, (3M LIBOR + 2.50%), 02/01/24 (i)	221	220
Standard Media Group LLC
1st Lien Term Loan, 0.00%, (3M LIBOR + 4.00%), 06/20/25 (i) (j)	216	216
Syniverse Holdings Inc.
1st Lien Term Loan, 7.05%, (3M LIBOR + 5.00%), 02/09/23 (i)	524	523
Triple Point Technology Inc.
1st Lien Term Loan, 6.34%, (3M LIBOR + 4.25%), 07/10/20 (i)	1,095	977
Vestcom Parent Holdings Inc.
1st Lien Term Loan, 6.09%, (3M LIBOR + 4.00%), 12/15/23 (c) (i)	319	318
1st Lien Term Loan, 8.00%, (3M Prime Rate + 3.00%), 12/16/23 (c) (i)	—	—
		4,933
Utilities 0.1%
Calpine Corp.
Term Loan B-5, 4.84%, (3M LIBOR + 2.50%), 05/23/22 (i)	601	600
Talen Energy Supply LLC
Term Loan B-2, 0.00%, (3M LIBOR + 4.00%), 04/06/24 (i) (j)	56	56
Term Loan B-2, 6.09%, (3M LIBOR + 4.00%), 04/07/24 (i)	125	125
		781
Total Senior Loan Interests (cost $118,233)		115,693
OTHER EQUITY INTERESTS 0.0%
Peabody Energy Corp. Escrow (k) (m) (o)	3,150	—
T-Mobile USA Inc. Escrow (k) (m) (o)	3,600	—
Total Other Equity Interests (cost $0)		—

See accompanying Notes to Financial Statements.

20

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 6.4%
Investment Companies 1.6%
JNL Government Money Market Fund - Institutional Class, 1.79% (p) (q)	9,608	9,608
Securities Lending Collateral 4.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95% (q)	28,635	28,635
Total Short Term Investments (cost $38,243)		38,243
Total Investments 104.7% (cost $633,231)		625,985
Other Assets and Liabilities, Net (4.7)%		(28,231)
Total Net Assets 100.0%		597,754

(a)  The Fund had an unfunded commitment at June 30, 2018. See Unfunded Commitments in the Schedules of Investments.

(b)  The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2018, the value and the percentage of net assets of these liquid securities was $197,367 and 33.0%, respectively.

(c)  The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(d)   Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(e)  All or portion of the security was on loan.

(f)  Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2018.

(g)   The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(h)   Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(i)   Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(j)  This senior loan will settle after June 30, 2018. The reference rate and spread presented will go into effect upon settlement.

(k)   Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(l)   Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(m)   Non-income producing security.

(n)  Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(o)   Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(p)   Investment in affiliate.

(q)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

	Shares/Par[1]	Value ($)
JNL/DFA U.S. Core Equity Fund
COMMON STOCKS 99.9%
Consumer Discretionary 17.1%
1-800-Flowers.com Inc. - Class A (a)	4	44
Aaron's Inc.	8	327
Abercrombie & Fitch Co. - Class A	9	226
Acushnet Holdings Corp.	2	48
Adient Plc	6	276
Adtalem Global Education Inc. (a)	6	301
Advance Auto Parts Inc.	5	628
AH Belo Corp. - Class A	3	13
Amazon.com Inc. (a)	18	30,438
AMC Entertainment Holdings Inc. - Class A	6	101
AMC Networks Inc. - Class A (a)	5	319
American Axle & Manufacturing Holdings Inc. (a)	17	259
American Eagle Outfitters Inc.	23	530
American Outdoor Brands Corp. (a) (b)	6	77
American Public Education Inc. (a)	2	80
America's Car-Mart Inc. (a)	1	60
Aptiv Plc	11	987
ARAMARK Corp.	19	715
Asbury Automotive Group Inc. (a)	3	212
Ascena Retail Group Inc. (a)	17	67
Ascent Capital Group Inc. - Class A (a)	1	4
At Home Group Inc. (a)	3	135
Autoliv Inc. (b)	6	908
AutoNation Inc. (a) (b)	13	610
AutoZone Inc. (a)	1	537
AV Homes Inc. (a)	1	20
Barnes & Noble Education Inc. (a)	6	36
Barnes & Noble Inc.	6	38
Bassett Furniture Industries Inc.	—	14
Beazer Homes USA Inc. (a)	7	100
Bed Bath & Beyond Inc.	17	348
Belmond Ltd. - Class A (a)	11	119
Best Buy Co. Inc.	24	1,808
Big 5 Sporting Goods Corp.	2	18
Big Lots Inc.	6	269
Biglari Holdings Inc. - Class A (a)	—	10
Biglari Holdings Inc. - Class B (a)	—	21
BJ's Restaurants Inc.	3	154
Bloomin' Brands Inc.	9	183
Bojangles' Inc. (a)	3	45
Booking Holdings Inc. (a)	2	3,195
BorgWarner Inc.	14	626
Bridgepoint Education Inc. (a)	4	29
Bright Horizons Family Solutions Inc. (a)	7	692
Brinker International Inc.	5	238
Brunswick Corp.	11	700
Buckle Inc. (b)	1	36
Build-A-Bear Workshop Inc. (a)	2	16
Burlington Stores Inc. (a)	4	661
Cable One Inc.	1	494
Caesars Entertainment Corp. (a) (b)	4	42
Caleres Inc.	5	165
Callaway Golf Co.	8	143
Cambium Learning Group Inc. (a)	3	35
Capella Education Co.	1	133
Career Education Corp. (a)	9	147
Carmax Inc. (a) (b)	15	1,112
Carnival Plc	10	568
Carriage Services Inc.	2	51
Carrol's Restaurant Group Inc. (a)	5	75
Carter's Inc.	7	725
Cato Corp. - Class A	2	57
Cavco Industries Inc. (a)	1	126
CBS Corp. - Class A	—	11
CBS Corp. - Class B	15	840
Century Communities Inc. (a)	2	57
Charter Communications Inc. - Class A (a)	8	2,461
Cheesecake Factory Inc. (b)	6	306
Chico's FAS Inc.	23	185
Childrens Place Retail Stores Inc.	2	265
Chipotle Mexican Grill Inc. (a)	1	346

See accompanying Notes to Financial Statements.

21

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Choice Hotels International Inc.	6	419
Christopher & Banks Corp. (a)	6	6
Chuy's Holdings Inc. (a)	2	56
Cinemark Holdings Inc.	14	495
Citi Trends Inc.	2	51
Clear Channel Outdoor Holdings Inc. - Class A	5	22
Collectors Universe Inc.	—	4
Columbia Sportswear Co.	6	590
Comcast Corp. - Class A	225	7,380
Conn's Inc. (a) (b)	2	79
Container Store Group Inc. (a)	3	25
Cooper Tire & Rubber Co.	6	160
Cooper-Standard Holding Inc. (a)	3	395
Core-Mark Holding Co. Inc.	4	91
Cracker Barrel Old Country Store Inc. (b)	4	618
Crocs Inc. (a)	14	242
CSS Industries Inc.	—	7
Culp Inc.	2	37
D.R. Horton Inc.	22	916
Dana Holding Corp.	21	427
Darden Restaurants Inc.	7	757
Dave & Buster's Entertainment Inc. (a)	7	317
Deckers Outdoor Corp. (a)	5	514
Del Frisco's Restaurant Group Inc. (a)	3	36
Del Taco Restaurants Inc. (a)	3	41
Delphi Technologies Plc	6	274
Denny's Corp. (a)	8	123
Destination Maternity Corp. (a)	1	5
Destination XL Group Inc. (a) (b)	3	7
Dick's Sporting Goods Inc.	10	336
Dillard's Inc. - Class A (b)	4	352
Dine Brands Global Inc.	2	159
Discovery Inc. - Class A (a) (b)	16	439
Discovery Inc. - Class C (a)	24	625
DISH Network Corp. - Class A (a)	9	316
Dixie Group Inc. - Class A (a)	—	1
Dollar General Corp.	12	1,217
Dollar Tree Inc. (a)	12	1,007
Domino's Pizza Inc.	2	621
Dorman Products Inc. (a)	3	227
DSW Inc. - Class A	8	216
Dunkin' Brands Group Inc. (b)	9	628
El Pollo Loco Holdings Inc. (a)	2	20
Eldorado Resorts Inc. (a) (b)	4	143
Entercom Communications Corp. - Class A (b)	13	102
Entravision Communications Corp. - Class A	6	28
Escalade Inc.	1	13
Ethan Allen Interiors Inc.	3	83
EW Scripps Co. - Class A	8	104
Expedia Group Inc.	4	538
Express Inc. (a)	8	72
Famous Dave's Of America Inc. (a) (b)	1	4
Fiesta Restaurant Group Inc. (a)	3	81
Five Below Inc. (a)	6	585
Flexsteel Industries Inc.	1	29
Floor & Decor Holdings Inc. (a)	2	77
Foot Locker Inc.	12	650
Ford Motor Co.	196	2,171
Fossil Group Inc. (a)	5	140
Fox Factory Holding Corp. (a)	4	177
Francesca's Holdings Corp. (a)	6	46
Fred's Inc. - Class A (b)	4	9
FTD Cos. Inc. (a)	3	14
GameStop Corp. - Class A (b)	12	174
Gannett Co. Inc.	20	211
Gap Inc.	41	1,322
Garmin Ltd.	11	654
GCI Liberty Inc. - Class A (a)	9	420
General Motors Co.	69	2,701
Genesco Inc. (a)	2	75
Gentex Corp.	32	742
Gentherm Inc. (a)	4	158
Genuine Parts Co.	9	836
G-III Apparel Group Ltd. (a)	8	335
Global Eagle Entertainment Inc. (a) (b)	6	15
	Shares/Par[1]	Value ($)
Goodyear Tire & Rubber Co.	27	630
GoPro Inc. - Class A (a) (b)	8	51
Graham Holdings Co.	—	186
Grand Canyon Education Inc. (a)	6	624
Gray Television Inc. (a)	6	92
Green Brick Partners Inc. (a)	1	6
Group 1 Automotive Inc.	2	139
Groupon Inc. - Class A (a)	49	212
Guess Inc.	7	154
H&R Block Inc.	20	460
Habit Restaurants Inc. - Class A (a)	1	12
Hamilton Beach Brands Holding Co.	1	29
HanesBrands Inc. (b)	20	446
Harley-Davidson Inc.	13	546
Harte-Hanks Inc. (a)	—	5
Hasbro Inc.	6	511
Haverty Furniture Cos. Inc.	2	34
Helen of Troy Ltd. (a)	2	237
Hibbett Sports Inc. (a)	2	43
Hilton Grand Vacations Inc. (a)	8	271
Hilton Worldwide Holdings Inc.	11	893
Home Depot Inc.	52	10,057
Hooker Furniture Corp.	1	63
Horizon Global Corp. (a)	2	11
Houghton Mifflin Harcourt Co. (a)	8	60
Hovnanian Enterprises Inc. - Class A (a) (b)	7	11
Hyatt Hotels Corp. - Class A	2	174
ILG Inc.	12	392
IMAX Corp. (a)	4	98
Installed Building Products Inc. (a)	3	154
International Game Technology Plc	17	392
Interpublic Group of Cos. Inc.	23	541
iRobot Corp. (a) (b)	2	141
J Alexander's Holdings Inc. (a)	—	2
J.C. Penney Co. Inc. (a) (b)	39	91
Jack in the Box Inc.	3	251
Jamba Inc. (a) (b)	1	6
John Wiley & Sons Inc. - Class A	6	345
John Wiley & Sons Inc. - Class B	—	6
Johnson Outdoors Inc. - Class A	1	81
K12 Inc. (a)	5	75
KB Home	7	195
Kirkland's Inc. (a)	1	17
Kohl's Corp.	18	1,346
Kona Grill Inc. (a)	1	2
Lakeland Industries Inc. (a)	—	2
Lands' End Inc. (a)	1	42
Las Vegas Sands Corp.	19	1,435
La-Z-Boy Inc.	5	154
LCI Industries	3	260
Lear Corp.	9	1,582
Leggett & Platt Inc.	10	440
Lennar Corp. - Class A	10	506
Lennar Corp. - Class B	1	45
LGI Homes Inc. (a) (b)	—	8
Libbey Inc.	2	19
Liberty Braves Group - Class A (a)	—	9
Liberty Braves Group - Class C (a) (b)	1	18
Liberty Broadband Corp. - Class A (a)	1	92
Liberty Broadband Corp. - Class C (a)	5	414
Liberty Expedia Holdings Inc. - Class A (a)	3	148
Liberty Media Group - Class A (a)	1	32
Liberty Media Group - Class C (a)	2	63
Liberty SiriusXM Group - Class A (a)	4	162
Liberty SiriusXM Group - Class C (a)	7	308
Liberty Tax Inc. - Class A	1	7
Liberty TripAdvisor Holdings Inc. - Class A (a)	7	117
Lifetime Brands Inc.	1	14
Limited Brands Inc.	6	212
Lindblad Expeditions Holdings Inc. (a)	3	38
Lions Gate Entertainment Corp. - Class A	5	112
Lions Gate Entertainment Corp. - Class B	6	134
Lithia Motors Inc. - Class A	3	275
Live Nation Inc. (a)	15	712
LKQ Corp. (a)	22	688

See accompanying Notes to Financial Statements.

22

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Lowe's Cos. Inc.	36	3,447
Luby's Inc. (a)	1	3
Lululemon Athletica Inc. (a)	6	690
Lumber Liquidators Holdings Inc. (a) (b)	1	24
M/I Homes Inc. (a)	2	58
Macy's Inc.	42	1,555
Madison Square Garden Co. - Class A (a)	1	380
Malibu Boats Inc. - Class A (a)	2	68
Marcus Corp.	2	72
Marine Products Corp.	2	31
MarineMax Inc. (a)	3	53
Marriott International Inc. - Class A	10	1,207
Marriott Vacations Worldwide Corp.	3	329
Mattel Inc. (b)	15	247
McClatchy Co. - Class A (a) (b)	1	6
McDonald's Corp.	27	4,174
MDC Holdings Inc.	6	190
Meredith Corp. (b)	4	194
Meritage Homes Corp. (a)	4	197
MGM Resorts International	45	1,293
Michael Kors Holdings Ltd. (a)	11	715
Michaels Cos. Inc. (a)	17	326
Modine Manufacturing Co. (a)	4	81
Mohawk Industries Inc. (a)	4	939
Monarch Casino & Resort Inc. (a)	1	31
Monro Inc. (b)	3	163
Motorcar Parts of America Inc. (a) (b)	2	37
Movado Group Inc.	1	53
MSG Networks Inc. - Class A (a)	6	138
Murphy USA Inc. (a)	5	364
Nathan's Famous Inc.	1	56
National CineMedia Inc.	5	46
Nautilus Inc. (a)	3	53
Netflix Inc. (a)	9	3,403
New Home Co. Inc. (a)	1	9
New Media Investment Group Inc.	2	33
New York & Co. Inc. (a)	5	25
New York Times Co. - Class A	10	266
Newell Brands Inc.	8	200
News Corp. - Class A	16	248
News Corp. - Class B	7	117
NexStar Media Group Inc. - Class A (b)	6	435
Nike Inc. - Class B	48	3,835
Nordstrom Inc.	10	542
Norwegian Cruise Line Holdings Ltd. (a)	19	886
NutriSystem Inc.	3	99
NVR Inc. (a)	—	475
Office Depot Inc.	52	133
Ollie's Bargain Outlet Holdings Inc. (a)	6	415
Omnicom Group Inc.	12	893
O'Reilly Automotive Inc. (a)	4	1,143
Overstock.com Inc. (a) (b)	2	59
Oxford Industries Inc.	2	165
Papa John's International Inc. (b)	4	180
Party City Holdco Inc. (a) (b)	9	143
Penn National Gaming Inc. (a)	4	130
Penske Automotive Group Inc.	10	478
Perry Ellis International Inc. (a)	1	33
PetMed Express Inc. (b)	2	101
Pico Holdings Inc.	3	39
Pier 1 Imports Inc.	9	22
Pinnacle Entertainment Inc. (a)	3	105
Planet Fitness Inc. - Class A (a)	8	366
Polaris Industries Inc.	5	649
Pool Corp.	4	532
Potbelly Corp. (a)	2	27
Pulte Homes Inc.	20	584
PVH Corp.	4	535
Qurate Retail Group Inc. - Class A (a)	37	778
Ralph Lauren Corp. - Class A	3	415
RCI Hospitality Holdings Inc.	1	26
Reading International Inc. - Class A (a)	2	29
Red Lion Hotels Corp. (a)	2	24
Red Robin Gourmet Burgers Inc. (a)	1	68
Red Rock Resorts Inc. - Class A	9	302
	Shares/Par[1]	Value ($)
Regis Corp. (a)	4	67
Rent-A-Center Inc.	6	82
RH (a)	3	398
Rocky Brands Inc.	1	18
Ross Stores Inc.	17	1,466
Royal Caribbean Cruises Ltd.	6	577
Ruth's Hospitality Group Inc.	5	134
Sally Beauty Holdings Inc. (a)	12	200
Scholastic Corp.	3	155
Scientific Games Corp. - Class A (a)	8	397
Sears Hometown and Outlet Stores Inc. (a) (b)	—	1
Sequential Brands Group Inc. (a)	3	5
Service Corp. International	16	581
ServiceMaster Global Holdings Inc. (a)	9	552
Shake Shack Inc. - Class A (a) (b)	—	26
Shiloh Industries Inc. (a)	1	7
Shoe Carnival Inc.	2	56
Shutterfly Inc. (a)	3	289
Signet Jewelers Ltd.	9	485
Sinclair Broadcast Group Inc. - Class A	11	348
Sirius XM Holdings Inc. (b)	62	420
Six Flags Entertainment Corp. (b)	9	620
Skechers U.S.A. Inc. - Class A (a)	16	471
Sleep Number Corp. (a)	5	152
Sonic Automotive Inc. - Class A	4	90
Sonic Corp. (b)	4	150
Sotheby's (a)	5	283
Speedway Motorsports Inc.	3	54
Sportsman's Warehouse Holdings Inc. (a) (b)	3	16
Stage Stores Inc.	3	7
Standard Motor Products Inc.	2	116
Starbucks Corp.	61	2,989
Steven Madden Ltd.	4	225
Stoneridge Inc. (a)	3	109
Strattec Security Corp.	—	7
Strayer Education Inc.	1	135
Sturm Ruger & Co. Inc.	2	114
Superior Industries International Inc.	2	33
Superior Uniform Group Inc.	1	21
Tapestry Inc.	18	830
Target Corp.	27	2,046
Taylor Morrison Home Corp. - Class A (a)	10	207
Tegna Inc.	27	296
Tempur Sealy International Inc. (a) (b)	6	270
Tenneco Inc.	8	341
Tesla Inc. (a) (b)	1	465
Texas Roadhouse Inc.	8	525
Thor Industries Inc.	6	545
Tiffany & Co.	9	1,158
Tile Shop Holdings Inc.	6	47
Tilly's Inc. - Class A	1	17
TJX Cos. Inc.	28	2,628
Toll Brothers Inc.	6	236
TopBuild Corp. (a)	4	323
Tower International Inc.	3	82
Townsquare Media Inc. - Class A	2	10
Tractor Supply Co.	8	598
TRI Pointe Homes Inc. (a)	16	260
TripAdvisor Inc. (a)	4	245
Tronc Inc. (a)	5	86
Tuesday Morning Corp. (a) (b)	4	14
Tupperware Brands Corp.	4	160
Twenty-First Century Fox Inc. - Class A	42	2,072
Twenty-First Century Fox Inc. - Class B	19	925
Ulta Beauty Inc. (a)	4	826
Under Armour Inc. - Class A (a) (b)	6	143
Under Armour Inc. - Class C (a) (b)	13	274
Unifi Inc. (a)	2	67
Universal Electronics Inc. (a)	1	28
Universal Technical Institute Inc. (a)	2	5
Urban Outfitters Inc. (a)	14	622
Vail Resorts Inc.	2	528
Vera Bradley Inc. (a)	3	44
VF Corp.	11	871
Viacom Inc. - Class A (b)	1	47

See accompanying Notes to Financial Statements.

23

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Viacom Inc. - Class B	39	1,174
Vista Outdoor Inc. (a)	6	94
Visteon Corp. (a)	4	519
Vitamin Shoppe Inc. (a)	2	15
VOXX International Corp. - Class A (a)	2	10
Walt Disney Co.	65	6,841
Wayfair Inc. - Class A (a) (b)	3	309
Weight Watchers International Inc. (a)	6	585
Wendy's Co.	36	614
Weyco Group Inc.	1	34
Whirlpool Corp.	8	1,198
William Lyon Homes - Class A (a) (b)	2	50
Williams-Sonoma Inc. (b)	13	770
Wingstop Inc.	3	141
Winmark Corp.	—	37
Winnebago Industries Inc.	3	118
Wolverine World Wide Inc.	9	307
World Wrestling Entertainment Inc. - Class A	3	195
Wyndham Destinations Inc.	7	290
Wyndham Hotels & Resorts Inc.	7	385
Wynn Resorts Ltd.	5	863
Yum! Brands Inc.	11	897
Zagg Inc. (a)	4	65
Zumiez Inc. (a)	3	83
		198,187
Consumer Staples 6.7%
Alico Inc.	1	26
Alliance One International Inc. (a)	1	14
Altria Group Inc.	84	4,767
Andersons Inc.	3	111
Archer-Daniels-Midland Co.	7	316
Avon Products Inc. (a)	42	68
B&G Foods Inc. (b)	7	219
Boston Beer Co. Inc. - Class A (a)	1	300
Brown-Forman Corp. - Class A	3	154
Brown-Forman Corp. - Class B	17	856
Bunge Ltd.	5	332
Calavo Growers Inc. (b)	2	160
Cal-Maine Foods Inc. (a)	3	121
Campbell Soup Co. (b)	18	737
Casey's General Stores Inc.	5	476
Central Garden & Pet Co. (a)	1	49
Central Garden & Pet Co. - Class A (a)	5	212
Chefs' Warehouse Inc. (a)	3	72
Church & Dwight Co. Inc.	12	641
Clorox Co.	8	1,041
Coca-Cola Bottling Co.	1	138
Coca-Cola Co.	151	6,605
Colgate-Palmolive Co.	25	1,612
ConAgra Brands Inc.	19	679
Constellation Brands Inc. - Class A	5	1,097
Constellation Brands Inc. - Class B	—	2
Costco Wholesale Corp.	18	3,860
Coty Inc. - Class A	28	391
Craft Brewers Alliance Inc. (a)	1	31
Darling Ingredients Inc. (a)	14	288
Dean Foods Co.	13	137
Dr. Pepper Snapple Group Inc.	11	1,320
Edgewell Personal Care Co. (a)	6	315
Energizer Holdings Inc.	5	344
Estee Lauder Cos. Inc. - Class A	7	1,070
Farmer Bros. Co. (a)	2	48
Flowers Foods Inc.	14	289
Fresh Del Monte Produce Inc.	5	243
General Mills Inc.	23	1,036
Hain Celestial Group Inc. (a)	9	265
Herbalife Nutrition Ltd. (a)	14	742
Hershey Co.	6	542
Hormel Foods Corp. (b)	24	898
Hostess Brands Inc. - Class A (a)	6	82
HRG Group Inc. (a)	19	245
Ingles Markets Inc. - Class A	2	58
Ingredion Inc.	6	661
Inter Parfums Inc.	3	142
	Shares/Par[1]	Value ($)
J&J Snack Foods Corp.	2	257
JM Smucker Co.	8	865
John B. Sanfilippo & Son Inc.	1	65
Kellogg Co.	10	704
Kimberly-Clark Corp.	14	1,487
Kraft Heinz Foods Co.	10	627
Kroger Co.	58	1,642
Lamb Weston Holdings Inc.	6	417
Lancaster Colony Corp.	3	442
Landec Corp. (a)	3	40
Limoneira Co.	1	27
Mannatech Inc.	—	6
McCormick & Co. Inc.	5	617
Medifast Inc.	1	192
MGP Ingredients Inc.	2	167
Molson Coors Brewing Co. - Class B	14	962
Mondelez International Inc. - Class A	20	821
Monster Beverage Corp. (a)	11	605
National Beverage Corp. (b)	2	235
Natural Grocers by Vitamin Cottage Inc. (a)	—	4
Natural Health Trends Corp.	—	4
Nature's Sunshine Products Inc. (a)	1	7
Nu Skin Enterprises Inc. - Class A	6	486
Oil-Dri Corp. of America	—	17
Orchids Paper Products Co. (a)	1	3
PepsiCo Inc.	62	6,724
Performance Food Group Co. (a)	12	425
Philip Morris International Inc.	45	3,618
Pilgrim's Pride Corp. (a)	18	353
Pinnacle Foods Inc.	7	455
Post Holdings Inc. (a)	9	812
PriceSmart Inc.	3	254
Primo Water Corp. (a)	2	42
Procter & Gamble Co.	76	5,902
Revlon Inc. - Class A (a) (b)	3	59
Rite Aid Corp. (a) (b)	93	160
Sanderson Farms Inc.	3	355
Seneca Foods Corp. - Class A (a)	1	18
SpartanNash Co.	3	81
Spectrum Brands Holdings Inc. (b)	2	194
Sprouts Farmers Market Inc. (a)	15	339
Supervalu Inc. (a)	4	90
Sysco Corp.	22	1,486
Tootsie Roll Industries Inc. (b)	3	93
TreeHouse Foods Inc. (a)	6	308
Tyson Foods Inc. - Class A	14	957
United Natural Foods Inc. (a)	6	246
Universal Corp.	2	147
US Foods Holding Corp. (a)	14	526
USANA Health Sciences Inc. (a)	3	369
Vector Group Ltd.	13	253
Village Super Market Inc. - Class A	1	29
Walgreens Boots Alliance Inc.	27	1,601
Walmart Inc.	75	6,413
WD-40 Co.	1	155
Weis Markets Inc.	3	141
		77,116
Energy 5.1%
Adams Resources & Energy Inc.	—	11
Anadarko Petroleum Corp.	13	983
Andeavor Corp.	11	1,485
Antero Resources Corp. (a)	21	439
Apache Corp.	24	1,133
Apergy Corp. (a)	6	238
Approach Resources Inc. (a) (b)	6	14
Arch Coal Inc. - Class A	3	220
Archrock Inc.	6	69
Baker Hughes a GE Co. LLC - Class A	4	148
Bristow Group Inc. (a) (b)	5	76
Cabot Oil & Gas Corp.	10	233
Callon Petroleum Co. (a)	20	218
CARBO Ceramics Inc. (a)	2	18
Carrizo Oil & Gas Inc. (a)	9	251
Centennial Resource Development Inc. - Class A (a) (b)	20	360

See accompanying Notes to Financial Statements.

24

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Cheniere Energy Inc. (a)	9	609
Cheniere Energy Partners LP Holdings LLC	3	84
Chesapeake Energy Corp. (a) (b)	35	181
Chevron Corp.	30	3,763
Cimarex Energy Co.	4	366
Clean Energy Fuels Corp. (a)	10	39
Cloud Peak Energy Inc. (a)	5	17
CNX Resources Corp. (a)	18	322
Concho Resources Inc. (a)	8	1,150
ConocoPhillips Co.	27	1,904
CONSOL Energy Inc. (a)	3	122
Contango Oil & Gas Co. (a)	2	14
Continental Resources Inc. (a)	8	488
Core Laboratories NV (b)	4	507
CVR Energy Inc. (b)	4	141
Dawson Geophysical Co. (a)	3	20
Delek US Holdings Inc.	10	489
Denbury Resources Inc. (a)	38	182
Devon Energy Corp.	25	1,099
DHT Holdings Inc.	7	32
Diamond Offshore Drilling Inc. (a)	10	213
Diamondback Energy Inc.	4	496
Dorian LPG Ltd. (a)	5	42
Dril-Quip Inc. (a)	4	210
Eclipse Resources Corp. (a)	19	30
Energen Corp. (a)	7	512
EnLink Midstream LLC	10	170
Ensco Plc - Class A (b)	47	342
EOG Resources Inc.	13	1,561
EP Energy Corp. - Class A (a) (b)	13	40
EQT Corp.	9	474
Era Group Inc. (a)	2	20
Evolution Petroleum Corp.	3	27
Exterran Corp. (a)	5	129
Extraction Oil & Gas Inc. (a) (b)	5	78
Exxon Mobil Corp.	120	9,956
Forum Energy Technologies Inc. (a)	11	134
Frank's International NV	5	36
GasLog Ltd.	5	88
Geospace Technologies Corp. (a)	1	10
Green Plains Renewable Energy Inc.	4	73
Gulf Island Fabrication Inc.	1	8
Gulfport Energy Corp. (a)	16	206
Halcon Resources Corp. (a) (b)	8	33
Hallador Energy Co.	—	2
Halliburton Co.	15	669
Helix Energy Solutions Group Inc. (a)	15	127
Helmerich & Payne Inc.	4	282
Hess Corp.	11	723
HighPoint Resources Corp. (a)	8	47
HollyFrontier Corp.	15	1,046
Hornbeck Offshore Services Inc. (a)	2	9
ION Geophysical Corp. (a)	1	20
Keane Group Inc. (a) (b)	3	46
Kinder Morgan Inc.	48	849
Kosmos Energy Ltd. (a)	29	236
Laredo Petroleum Holdings Inc. (a)	26	251
Marathon Oil Corp.	34	717
Marathon Petroleum Corp.	23	1,619
Matador Resources Co. (a)	13	392
Matrix Service Co. (a)	3	59
McDermott International Inc. (a)	18	355
Mitcham Industries Inc. (a)	1	2
Murphy Oil Corp.	17	561
Nabors Industries Ltd.	43	275
NACCO Industries Inc. - Class A	—	17
National Oilwell Varco Inc.	15	645
Natural Gas Services Group Inc. (a)	2	39
Newfield Exploration Co. (a)	23	698
Newpark Resources Inc. (a)	10	113
Noble Corp. Plc (a)	27	171
Noble Energy Inc.	17	611
Oasis Petroleum Inc. (a)	32	416
Occidental Petroleum Corp.	21	1,729
Oceaneering International Inc.	10	248
	Shares/Par[1]	Value ($)
Oil States International Inc. (a)	5	172
ONEOK Inc.	9	641
Pacific Ethanol Inc. (a)	2	5
Panhandle Oil and Gas Inc. - Class A	2	29
Par Pacific Holdings Inc. (a)	4	70
Parker Drilling Co. (a)	10	4
Parsley Energy Inc. - Class A (a)	7	221
Patterson-UTI Energy Inc.	17	305
PBF Energy Inc. - Class A	12	503
PDC Energy Inc. (a)	5	275
Peabody Energy Corp.	12	545
PHI Inc. (a)	1	11
PHI Inc. (a)	—	1
Phillips 66	8	852
Pioneer Energy Services Corp. (a)	9	50
Pioneer Natural Resources Co.	3	500
ProPetro Holding Corp. (a)	5	81
QEP Resources Inc. (a)	21	252
Range Resources Corp.	10	161
Renewable Energy Group Inc. (a)	5	86
REX Stores Corp. (a)	—	14
RigNet Inc. (a)	2	17
Ring Energy Inc. (a)	4	44
Rowan Cos. Plc - Class A (a)	11	184
RPC Inc. (b)	13	183
RSP Permian Inc. (a)	13	556
Schlumberger Ltd.	21	1,405
Scorpio Tankers Inc.	19	54
SEACOR Holdings Inc. (a)	2	107
SEACOR Marine Holdings Inc. (a)	2	43
SemGroup Corp. - Class A	9	223
Ship Finance International Ltd. (b)	5	75
SM Energy Co.	13	343
Southwestern Energy Co. (a)	39	205
SRC Energy Inc. (a)	19	205
Superior Energy Services Inc. (a)	14	139
Targa Resources Corp.	8	387
TechnipFMC Plc	15	479
Teekay Corp. (b)	7	57
Teekay Tankers Ltd. - Class A	4	4
Tetra Technologies Inc. (a)	8	35
Transocean Ltd. (a)	44	594
Ultra Petroleum Corp. (a) (b)	9	22
Unit Corp. (a)	6	147
US Silica Holdings Inc. (b)	6	165
Valero Energy Corp.	14	1,545
Whiting Petroleum Corp. (a)	11	568
WildHorse Resource Development Corp. (a) (b)	7	167
Williams Cos. Inc.	26	703
World Fuel Services Corp.	7	138
WPX Energy Inc. (a)	34	619
		59,478
Financials 13.2%
1st Source Corp.	3	139
Access National Corp.	—	11
Affiliated Managers Group Inc.	4	587
Aflac Inc.	24	1,019
Alleghany Corp.	1	356
Allstate Corp.	11	982
Ally Financial Inc.	44	1,169
A-Mark Precious Metals Inc.	—	5
Ambac Financial Group Inc. (a) (c) (d)	4	81
American Equity Investment Life Holding Co.	8	302
American Express Co.	33	3,278
American Financial Group Inc.	3	367
American International Group Inc.	15	771
American National Bankshares Inc.	1	25
American National Insurance Co.	2	188
Ameriprise Financial Inc.	7	916
Ameris Bancorp	4	193
Amerisafe Inc.	2	121
AmTrust Financial Services Inc.	19	284
Aon Plc - Class A	8	1,157
Arch Capital Group Ltd. (a)	14	360

See accompanying Notes to Financial Statements.

25

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Argo Group International Holdings Ltd.	3	184
Arrow Financial Corp.	2	65
Arthur J Gallagher & Co.	11	710
Artisan Partners Asset Management Inc. - Class A	5	159
Aspen Insurance Holdings Ltd.	6	227
Associated Bancorp	14	381
Assurant Inc.	3	344
Assured Guaranty Ltd.	9	305
Athene Holding Ltd. - Class A (a)	3	145
Atlantic Capital Bancshares Inc. (a)	1	23
Atlanticus Holdings Corp. (a)	1	1
Atlas Financial Holdings Inc. (a)	1	9
Axis Capital Holdings Ltd.	6	306
Baldwin & Lyons Inc. - Class B	1	24
Banc of California Inc. (b)	5	99
BancFirst Corp.	3	204
Bancorp Inc. (a)	8	82
BancorpSouth Bank	8	273
Bank of America Corp.	150	4,228
Bank of Hawaii Corp.	5	408
Bank of Marin Bancorp	1	69
Bank of New York Mellon Corp.	24	1,312
Bank of NT Butterfield & Son Ltd.	4	199
Bank of the Ozarks Inc.	13	570
BankFinancial Corp.	2	38
BankUnited Inc.	9	351
Banner Corp.	4	254
Bar Harbor Bankshares	1	40
BB&T Corp.	10	483
Beneficial Bancorp Inc.	9	139
Berkshire Hathaway Inc. - Class B (a)	29	5,499
Berkshire Hills Bancorp Inc.	4	176
BGC Partners Inc. - Class A	34	389
BlackRock Inc.	4	1,789
Blue Hills Bancorp Inc.	1	32
BofI Holding Inc. (a) (b)	7	293
BOK Financial Corp.	4	336
Boston Private Financial Holdings Inc.	10	152
Bridge Bancorp Inc.	2	67
Brighthouse Financial Inc. (a)	7	261
BrightSphere Investment Group Plc	9	129
Brookline Bancorp Inc.	8	154
Brown & Brown Inc.	18	487
Bryn Mawr Bank Corp.	2	111
BSB BanCorp Inc. (a)	1	28
C&F Financial Corp.	—	3
Cadence Bancorp LLC - Class A	3	96
Camden National Corp.	2	87
Cannae Holdings Inc. (a)	6	118
Capital City Bank Group Inc.	1	24
Capital One Financial Corp.	12	1,092
Capitol Federal Financial Inc.	16	207
Carolina Financial Corp.	1	63
Cathay General Bancorp	7	272
CBOE Global Markets Inc.	5	503
CenterState Bank Corp.	8	235
Central Pacific Financial Corp.	4	106
Central Valley Community Bancorp	—	5
Charles Schwab Corp.	25	1,268
Charter Financial Corp.	1	29
Chemical Financial Corp.	6	312
Chubb Ltd.	7	910
Cincinnati Financial Corp.	6	414
CIT Group Inc.	9	464
Citigroup Inc.	40	2,691
Citizens & Northern Corp.	1	19
Citizens Financial Group Inc.	10	375
Citizens Inc. - Class A (a) (b)	4	29
City Holdings Co.	2	117
CME Group Inc.	6	906
CNA Financial Corp.	1	69
CNB Financial Corp.	1	40
CNO Financial Group Inc.	11	219
CoBiz Financial Inc.	5	106
Codorus Valley Bancorp Inc.	—	9
	Shares/Par[1]	Value ($)
Cohen & Steers Inc.	5	211
Columbia Banking System Inc.	6	263
Comerica Inc.	7	606
Commerce Bancshares Inc.	8	528
Community Bank System Inc.	4	216
Community Trust Bancorp Inc.	2	103
ConnectOne Bancorp Inc.	3	76
Consumer Portfolio Services Inc. (a)	2	9
Cowen Inc. - Class A (a) (b)	2	31
Crawford & Co. - Class B	1	12
Credit Acceptance Corp. (a) (b)	2	629
Cullen/Frost Bankers Inc.	3	276
Customers Bancorp Inc. (a)	3	94
CVB Financial Corp.	11	252
Diamond Hill Investment Group Inc.	—	93
Dime Community Bancshares Inc.	4	77
Discover Financial Services	19	1,359
Donegal Group Inc. - Class A	2	22
Donnelley Financial Solutions Inc. (a)	5	93
E*TRADE Financial Corp. (a)	17	1,031
Eagle Bancorp Inc. (a)	3	167
East West Bancorp Inc.	9	587
Eaton Vance Corp.	9	466
eHealth Inc. (a)	2	34
EMC Insurance Group Inc.	2	46
Employer Holdings Inc.	4	147
Encore Capital Group Inc. (a) (b)	2	86
Enova International Inc. (a)	5	199
Enstar Group Ltd. (a)	1	263
Enterprise Financial Services Corp.	4	218
Erie Indemnity Co. - Class A	3	313
ESSA Bancorp Inc.	1	15
Essent Group Ltd. (a)	10	369
Evercore Inc. - Class A	6	590
Everest Re Group Ltd.	1	347
EzCorp Inc. - Class A (a) (b)	7	88
FactSet Research Systems Inc.	2	490
Farmers Capital Bank Corp.	1	31
Farmers National Banc Corp.	1	13
FB Financial Corp.	3	108
FBL Financial Group Inc. - Class A	1	110
FCB Financial Holdings Inc. - Class A (a)	5	281
Federal Agricultural Mortgage Corp. - Class C	1	81
Federated Investors Inc. - Class B	13	306
Federated National Holding Co.	2	38
Fidelity National Financial Inc.	19	730
Fidelity Southern Corp.	4	90
Fifth Third Bancorp	22	629
Financial Engines Inc.	4	194
Financial Institutions Inc.	2	63
First American Financial Corp.	10	513
First Bancorp Inc.	2	92
First Bancorp Inc. (a)	22	168
First Bancorp Inc.	1	32
First Busey Corp.	7	213
First Business Financial Services Inc.	1	24
First Citizens BancShares Inc. - Class A	1	551
First Commonwealth Financial Corp.	12	184
First Community Bancshares Inc.	2	56
First Connecticut Bancorp Inc.	1	37
First Defiance Financial Corp.	1	50
First Financial Bancorp	10	314
First Financial Bankshares Inc. (b)	6	288
First Financial Corp.	1	43
First Financial Northwest Inc.	1	20
First Foundation Inc. (a)	4	76
First Hawaiian Inc.	7	209
First Horizon National Corp.	27	488
First Interstate BancSystem Inc. - Class A	3	146
First Merchants Corp.	6	286
First Midwest Bancorp Inc.	12	317
First of Long Island Corp.	2	58
First Republic Bank	5	515
FirstCash Inc.	5	432
Flagstar Bancorp Inc. (a)	6	200

See accompanying Notes to Financial Statements.

26

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Flushing Financial Corp.	3	91
FNB Corp.	26	355
Franklin Resources Inc.	11	356
Fulton Financial Corp.	15	250
Gain Capital Holdings Inc. (b)	5	40
GAMCO Investors Inc. - Class A	1	33
Genworth Financial Inc. - Class A (a)	49	219
German American Bancorp Inc.	2	59
Glacier Bancorp Inc.	6	224
Global Indemnity Ltd. - Class A	1	39
Goldman Sachs Group Inc.	9	1,919
Great Southern Bancorp Inc.	2	104
Great Western Bancorp Inc.	6	252
Green Bancorp Inc.	2	46
Green Dot Corp. - Class A (a)	6	408
Greenhill & Co. Inc. (b)	2	71
Greenlight Capital Re Ltd. - Class A (a)	3	46
Guaranty Bancorp	3	82
Hallmark Financial Services Inc. (a)	2	21
Hancock Whitney Co.	7	340
Hanmi Financial Corp.	3	98
Hanover Insurance Group Inc.	4	429
Hartford Financial Services Group Inc.	14	727
HCI Group Inc.	2	63
Heartland Financial USA Inc.	3	148
Hennessy Advisors Inc.	—	6
Heritage Commerce Corp.	5	77
Heritage Financial Corp.	3	96
Heritage Insurance Holdings Inc. (b)	3	44
Hilltop Holdings Inc.	10	229
Home Bancshares Inc.	11	259
HomeStreet Inc. (a)	3	77
HomeTrust Bancshares Inc. (a)	1	40
Hope Bancorp Inc.	14	246
Horace Mann Educators Corp.	5	221
Horizon Bancorp Inc.	5	94
Houlihan Lokey Inc. - Class A	1	32
Huntington Bancshares Inc.	56	821
IberiaBank Corp.	4	315
Impac Mortgage Holdings Inc. (a) (b)	2	17
Independent Bank Corp.	1	15
Independent Bank Corp.	3	228
Independent Bank Group Inc.	3	178
Infinity Property & Casualty Corp.	1	186
Interactive Brokers Group Inc.	10	619
Intercontinental Exchange Inc.	14	1,009
International Bancshares Corp.	8	345
INTL FCStone Inc. (a)	2	95
Invesco Ltd.	25	665
Investment Technology Group Inc.	3	65
Investors Bancorp Inc.	25	318
James River Group Holdings Ltd.	3	119
Janus Henderson Group Plc	14	445
Jefferies Financial Group Inc.	14	328
JPMorgan Chase & Co.	104	10,816
Kearny Financial Corp.	11	148
Kemper Corp.	5	366
KeyCorp	20	388
Ladenburg Thalmann Financial Services Inc.	10	34
Lakeland Bancorp Inc.	5	96
Lakeland Financial Corp.	2	104
Lazard Ltd. - Class A	8	372
LegacyTexas Financial Group Inc.	5	193
Legg Mason Inc.	6	202
LendingClub Corp. (a)	45	171
LendingTree Inc. (a) (b)	—	77
Lincoln National Corp.	8	469
Live Oak Bancshares Inc.	2	75
Loews Corp.	11	525
LPL Financial Holdings Inc.	13	826
M&T Bank Corp.	2	332
Macatawa Bank Corp.	1	7
Maiden Holdings Ltd.	9	72
Manning & Napier Inc. - Class A	1	3
Markel Corp. (a)	—	545
	Shares/Par[1]	Value ($)
MarketAxess Holdings Inc.	2	435
Marlin Business Services Inc.	2	60
Marsh & McLennan Cos. Inc.	18	1,482
MB Financial Inc.	7	328
MBIA Inc. (a)	14	127
MBT Financial Corp.	1	10
Mercantile Bank Corp.	2	75
Mercury General Corp.	5	218
Meridian Bancorp Inc.	5	105
Meta Financial Group Inc.	1	104
MetLife Inc.	14	630
MGIC Investment Corp. (a)	10	107
Midsouth Bancorp Inc.	1	7
MidWestOne Financial Group Inc.	1	26
Moelis & Co. - Class A	2	145
Moody's Corp.	5	850
Morgan Stanley	42	1,973
Morningstar Inc.	5	586
MSCI Inc.	5	769
NASDAQ Inc.	10	928
National Bank Holdings Corp. - Class A	3	112
National Bankshares Inc. (b)	—	3
National General Holdings Corp.	11	283
National Western Life Group Inc. - Class A	—	105
Nationstar Mortgage Holdings Inc. (a) (b)	5	91
Navient Corp.	30	393
Navigators Group Inc.	3	181
NBT Bancorp Inc.	5	182
Nelnet Inc. - Class A	3	188
New York Community Bancorp Inc.	25	273
Nicholas Financial Inc. (a)	1	6
Nicolet Bankshares Inc. (a)	—	15
NMI Holdings Inc. - Class A (a)	7	116
Northern Trust Corp.	6	645
Northfield Bancorp Inc.	5	88
Northrim BanCorp Inc.	—	16
Northwest Bancshares Inc.	11	199
OceanFirst Financial Corp.	5	154
Ocwen Financial Corp. (a) (b)	4	14
OFG Bancorp	6	87
Old National Bancorp	17	321
Old Republic International Corp.	23	455
Old Second Bancorp Inc.	1	10
OneMain Holdings Inc. (a)	12	415
Oppenheimer Holdings Inc. - Class A	1	31
Opus Bank	3	89
Oritani Financial Corp.	5	83
Pacific Premier Bancorp Inc. (a)	3	125
PacWest Bancorp	5	223
Park National Corp.	1	154
Peapack Gladstone Financial Corp.	2	79
Penns Woods Bancorp Inc.	—	10
PennyMac Financial Services Inc. - Class A (a)	4	77
Peoples Bancorp Inc.	2	79
Peoples Financial Services Corp.	—	10
People's United Financial Inc.	25	453
People's Utah Bancorp	1	24
PHH Corp. (a)	6	62
Pinnacle Financial Partners Inc.	6	392
Piper Jaffray Cos.	1	69
PJT Partners Inc. - Class A	2	125
PNC Financial Services Group Inc.	8	1,053
Popular Inc.	9	398
PRA Group Inc. (a) (b)	5	180
Preferred Bank	2	98
Primerica Inc.	6	590
Principal Financial Group Inc.	18	954
ProAssurance Corp.	6	215
Progressive Corp.	15	874
Prosperity Bancshares Inc.	6	389
Provident Financial Holdings Inc.	—	8
Provident Financial Services Inc.	9	247
Prudential Bancorp Inc.	—	6
Prudential Financial Inc.	6	591
Pzena Investment Management Inc. - Class A	2	17

See accompanying Notes to Financial Statements.

27

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
QCR Holdings Inc.	1	46
Radian Group Inc.	6	94
Raymond James Financial Inc.	9	777
Regional Management Corp. (a)	2	63
Regions Financial Corp.	45	803
Reinsurance Group of America Inc.	2	332
RenaissanceRe Holdings Ltd.	3	404
Renasant Corp.	5	237
Republic Bancorp Inc. - Class A	2	68
Republic First Bancorp Inc. (a)	2	18
RLI Corp.	2	108
S&P Global Inc.	11	2,215
S&T Bancorp Inc.	4	166
Safeguard Scientifics Inc. (a)	2	23
Safety Insurance Group Inc.	2	140
Sandy Spring Bancorp Inc.	3	121
Santander Consumer USA Holdings Inc.	23	434
Seacoast Banking Corp. of Florida (a)	4	119
SEI Investments Co.	7	456
Selective Insurance Group Inc.	6	342
ServisFirst Bancshares Inc.	5	194
Sierra Bancorp	1	41
Signature Bank (a)	2	233
Simmons First National Corp. - Class A	9	263
SLM Corp. (a)	49	562
South State Corp.	2	211
Southside Bancshares Inc.	3	104
State Auto Financial Corp.	4	110
State Bank Financial Corp.	3	115
State Street Corp.	6	571
Sterling Bancorp	21	499
Stewart Information Services Corp.	3	108
Stifel Financial Corp.	6	297
Stock Yards Bancorp Inc.	2	73
SunTrust Banks Inc.	6	392
SVB Financial Group (a)	3	905
Synchrony Financial	26	877
Synovus Financial Corp.	12	652
T. Rowe Price Group Inc.	14	1,674
TCF Financial Corp.	19	478
TD Ameritrade Holding Corp.	6	345
Territorial Bancorp Inc.	1	34
Texas Capital Bancshares Inc. (a)	5	450
TFS Financial Corp.	11	167
Third Point Reinsurance Ltd. (a)	6	69
Tiptree Inc. - Class A	3	20
Tompkins Financial Corp.	2	135
Torchmark Corp.	4	350
Towne Bank	7	218
Travelers Cos. Inc.	14	1,712
Trico Bancshares	3	108
Tristate Capital Holdings Inc. (a)	4	97
Triumph Bancorp Inc. (a)	2	77
TrustCo Bank Corp.	11	100
Trustmark Corp.	8	261
U.S. Bancorp	48	2,413
UMB Financial Corp.	4	320
Umpqua Holdings Corp.	19	427
Union Bankshares Corp.	8	298
United Bankshares Inc.	9	330
United Community Banks Inc.	10	292
United Community Financial Corp.	5	59
United Financial Bancorp Inc.	5	90
United Fire Group Inc.	3	150
United Insurance Holdings Corp.	2	47
Universal Insurance Holdings Inc.	4	130
Univest Corp. of Pennsylvania	3	83
Unum Group	8	312
Validus Holdings Ltd.	7	471
Valley National Bancorp	24	287
Virtu Financial Inc. - Class A	9	226
Virtus Investment Partners Inc.	1	103
Voya Financial Inc.	8	364
Waddell & Reed Financial Inc. - Class A (b)	8	153
Walker & Dunlop Inc.	5	302
	Shares/Par[1]	Value ($)
Washington Federal Inc.	7	228
Washington Trust Bancorp Inc.	2	120
Waterstone Financial Inc.	3	56
Webster Financial Corp.	7	476
Wells Fargo & Co.	140	7,783
WesBanco Inc.	4	202
West Bancorp Inc.	2	45
Westamerica Bancorp (b)	2	90
Western Alliance Bancorp (a)	10	589
Westwood Holdings Group Inc.	1	48
White Mountains Insurance Group Ltd.	—	287
Willis Towers Watson Plc	2	378
Wintrust Financial Corp.	5	457
WisdomTree Investments Inc.	7	67
WMIH Corp. (a) (b)	20	26
World Acceptance Corp. (a)	—	56
WR Berkley Corp.	9	664
WSFS Financial Corp.	3	156
XL Group Ltd.	11	609
Zions Bancorp	8	398
		152,538
Health Care 11.7%
Abaxis Inc.	2	152
Abbott Laboratories	19	1,190
AbbVie Inc.	68	6,273
Abiomed Inc. (a)	2	683
Acadia HealthCare Co. Inc. (a) (b)	11	448
Accuray Inc. (a)	6	23
Aceto Corp.	3	10
Achillion Pharmaceuticals Inc. (a)	—	—
Acorda Therapeutics Inc. (a)	6	175
Addus HomeCare Corp. (a)	1	64
Aetna Inc.	12	2,154
Agilent Technologies Inc.	7	449
Agios Pharmaceuticals Inc. (a)	1	90
Akorn Inc. (a)	15	244
Alexion Pharmaceuticals Inc. (a)	3	367
Align Technology Inc. (a)	3	948
Alkermes Plc (a)	3	119
Allergan Plc	6	944
Allscripts-Misys Healthcare Solutions Inc. (a)	19	234
Alnylam Pharmaceuticals Inc. (a)	2	172
Amedisys Inc. (a)	2	188
AmerisourceBergen Corp.	9	793
Amgen Inc.	23	4,167
AMN Healthcare Services Inc. (a) (b)	5	314
Amneal Pharmaceuticals Inc. - Class A (a)	10	159
Amphastar Pharmaceuticals Inc. (a)	4	64
AngioDynamics Inc. (a)	4	99
ANI Pharmaceuticals Inc. (a)	1	53
Anika Therapeutics Inc. (a)	1	48
Anthem Inc.	8	1,861
Aptevo Therapeutics Inc. (a)	2	9
Aratana Therapeutics Inc. (a)	2	10
Ardelyx Inc. (a)	1	3
athenahealth Inc. (a)	4	576
Atrion Corp.	—	98
Baxter International Inc.	11	796
Becton Dickinson & Co.	4	944
Biogen Inc. (a)	8	2,238
BioMarin Pharmaceutical Inc. (a)	3	293
Bio-Rad Laboratories Inc. - Class A (a)	1	218
BioScrip Inc. (a) (b)	5	16
Biospecifics Technologies Corp. (a)	1	33
Bio-Techne Corp.	3	407
BioTelemetry Inc. (a)	1	28
Bluebird Bio Inc. (a) (b)	1	136
Boston Scientific Corp. (a)	29	946
Bristol-Myers Squibb Co.	59	3,249
Brookdale Senior Living Inc. (a)	18	163
Bruker Corp.	18	512
Cambrex Corp. (a)	4	223
Cantel Medical Corp.	4	395
Capital Senior Living Corp. (a)	3	33

See accompanying Notes to Financial Statements.

28

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Cardinal Health Inc.	16	779
Catalent Inc. (a)	17	731
Celgene Corp. (a)	33	2,657
Centene Corp. (a)	10	1,187
Cerner Corp. (a)	9	559
Charles River Laboratories International Inc. (a)	6	630
Chemed Corp.	2	611
Chimerix Inc. (a)	5	25
CIGNA Corp.	9	1,487
Civitas Solutions Inc. (a)	4	58
Community Health Systems Inc. (a) (b)	12	39
Computer Programs & Systems Inc.	1	24
Concert Pharmaceuticals Inc. (a)	—	7
Conmed Corp.	2	171
Cooper Cos. Inc.	2	444
Corcept Therapeutics Inc. (a) (b)	9	139
Corvel Corp. (a)	2	109
Cotiviti Holdings Inc. (a)	3	134
Cross Country Healthcare Inc. (a)	2	27
CryoLife Inc. (a)	3	78
Cumberland Pharmaceuticals Inc. (a)	1	6
CVS Health Corp.	41	2,622
Danaher Corp.	9	861
DaVita Inc. (a)	18	1,240
Dentsply Sirona Inc.	9	393
DepoMed Inc. (a)	3	21
DexCom Inc. (a)	1	133
Diplomat Pharmacy Inc. (a)	8	215
Eagle Pharmaceuticals Inc. (a) (b)	1	100
Edwards Lifesciences Corp. (a)	6	873
Eli Lilly & Co.	29	2,439
Emergent BioSolutions Inc. (a)	4	205
Enanta Pharmaceuticals Inc. (a)	—	41
Encompass Health Corp.	13	865
Endo International Plc (a)	23	220
Ensign Group Inc.	5	194
Envision Healthcare Corp. (a)	7	290
Enzo Biochem Inc. (a)	4	18
Evolent Health Inc. - Class A (a) (b)	5	101
Exact Sciences Corp. (a) (b)	2	130
Exelixis Inc. (a)	21	448
Express Scripts Holding Co. (a)	30	2,336
Five Prime Therapeutics Inc. (a)	4	63
Five Star Senior Living Inc. (a)	1	1
Gilead Sciences Inc.	47	3,349
Globus Medical Inc. - Class A (a)	7	352
Haemonetics Corp. (a)	3	313
Halozyme Therapeutics Inc. (a)	3	50
Halyard Health Inc. (a)	5	260
Hanger Orthopedic Group Inc. (a)	3	47
Harvard Bioscience Inc. (a)	2	9
HCA Healthcare Inc.	9	902
HealthEquity Inc. (a)	3	213
HealthStream Inc.	2	58
Henry Schein Inc. (a)	7	501
Heska Corp. (a)	—	17
Hill-Rom Holdings Inc.	6	555
HMS Holdings Corp. (a)	8	163
Hologic Inc. (a)	21	836
Horizon Pharma Plc (a)	15	251
Humana Inc.	5	1,501
ICU Medical Inc. (a)	1	323
Idexx Laboratories Inc. (a)	4	971
Illumina Inc. (a)	3	833
Incyte Corp. (a)	2	141
Innoviva Inc. (a)	6	89
Inogen Inc. (a)	1	224
Insulet Corp. (a)	1	77
Integer Holdings Corp. (a)	3	226
Integra LifeSciences Holdings Corp. (a)	5	331
Intra-Cellular Therapies Inc. (a)	1	16
Intuitive Surgical Inc. (a)	2	1,089
Invacare Corp.	4	71
Ionis Pharmaceuticals Inc. (a)	3	133
IQVIA Holdings Inc. (a)	4	413
	Shares/Par[1]	Value ($)
Jazz Pharmaceuticals Plc (a)	3	514
Johnson & Johnson	91	11,037
K2M Group Holdings Inc. (a)	1	21
Karyopharm Therapeutics Inc. (a)	4	60
Kindred Healthcare Inc. (a)	8	71
Laboratory Corp. of America Holdings (a)	7	1,279
Lannett Co. Inc. (a) (b)	3	42
Lantheus Holdings Inc. (a)	5	72
LeMaitre Vascular Inc.	2	54
LHC Group Inc. (a)	3	233
Lifepoint Health Inc. (a)	5	260
Ligand Pharmaceuticals Inc. (a) (b)	1	181
Lipocine Inc. (a) (b)	1	1
LivaNova Plc (a)	4	353
Luminex Corp.	3	97
Magellan Health Services Inc. (a)	2	234
Mallinckrodt Plc (a) (b)	7	133
Masimo Corp. (a)	4	426
McKesson Corp.	7	986
Medidata Solutions Inc. (a)	2	192
MEDNAX Inc. (a)	7	294
Medpace Holdings Inc. (a)	2	75
Medtronic Plc	30	2,559
Merck & Co. Inc.	80	4,850
Meridian Bioscience Inc.	4	68
Merit Medical Systems Inc. (a)	4	182
Mettler-Toledo International Inc. (a)	1	858
Mirati Therapeutics Inc. (a) (b)	2	89
Molina Healthcare Inc. (a)	4	358
Momenta Pharmaceuticals Inc. (a)	4	86
Mylan NV (a)	17	598
Myriad Genetics Inc. (a)	6	212
National Healthcare Corp.	1	85
National Research Corp. - Class A	1	26
Natus Medical Inc. (a)	3	102
Nektar Therapeutics (a)	2	85
Neogen Corp. (a)	3	268
NeoGenomics Inc. (a)	3	41
Neurocrine Biosciences Inc. (a)	3	262
NewLink Genetics Corp. (a) (b)	2	8
NuVasive Inc. (a)	5	245
Nuvectra Corp. (a)	1	13
Omnicell Inc. (a)	3	165
Opko Health Inc. (a) (b)	15	68
OraSure Technologies Inc. (a)	4	68
Orthofix International NV (a)	1	85
Otonomy Inc. (a)	2	8
Owens & Minor Inc.	7	114
Patterson Cos. Inc.	10	224
PDL BioPharma Inc. (a)	6	14
PerkinElmer Inc.	4	268
Perrigo Co. Plc	5	367
Pfizer Inc.	230	8,338
Phibro Animal Health Corp. - Class A	2	73
PRA Health Sciences Inc. (a)	6	532
Premier Inc. - Class A (a)	5	173
Prestige Brands Holdings Inc. (a)	5	193
Providence Services Corp. (a)	2	123
Psychemedics Corp.	1	10
Quality Systems Inc. (a)	4	85
Quest Diagnostics Inc.	13	1,475
Quidel Corp. (a)	2	103
Quorum Health Corp. (a)	3	17
RadNet Inc. (a)	4	56
Regeneron Pharmaceuticals Inc. (a)	2	759
Repligen Corp. (a)	2	82
ResMed Inc.	5	532
Retrophin Inc. (a)	2	45
RTI Surgical Inc. (a)	4	17
Sarepta Therapeutics Inc. (a) (b)	1	179
SeaSpine Holdings Corp. (a)	1	8
Seattle Genetics Inc. (a)	2	165
Select Medical Holdings Corp. (a)	13	234
Simulations Plus Inc.	1	13
Spectrum Pharmaceuticals Inc. (a)	8	159

See accompanying Notes to Financial Statements.

29

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Steris Plc	3	356
Stryker Corp.	9	1,584
Supernus Pharmaceuticals Inc. (a)	5	274
Surgery Partners Inc. (a)	5	69
SurModics Inc. (a)	1	79
Syneos Health Inc. - Class A (a)	8	393
Taro Pharmaceutical Industries Ltd. (a)	3	367
Teleflex Inc.	2	445
Tenet Healthcare Corp. (a)	12	397
Tetraphase Pharmaceuticals Inc. (a)	3	9
Thermo Fisher Scientific Inc.	10	2,041
Tivity Health Inc. (a) (b)	4	146
Triple-S Management Corp. - Class B (a)	2	80
United Therapeutics Corp. (a)	7	749
UnitedHealth Group Inc.	34	8,343
Universal Health Services Inc. - Class B	9	1,023
US Physical Therapy Inc.	1	108
Utah Medical Products Inc.	—	22
Varex Imaging Corp. (a)	2	81
Varian Medical Systems Inc. (a)	5	515
Veeva Systems Inc. - Class A (a)	4	283
Vertex Pharmaceuticals Inc. (a)	4	655
Waters Corp. (a)	3	574
WellCare Health Plans Inc. (a)	2	510
West Pharmaceutical Services Inc.	3	289
Xencor Inc. (a)	3	97
Zafgen Inc. (a)	—	3
Zimmer Biomet Holdings Inc.	3	335
Zoetis Inc. - Class A	20	1,679
		135,704
Industrials 13.5%
3M Co.	26	5,057
AAON Inc.	4	147
AAR Corp.	4	203
ABM Industries Inc.	6	165
Acacia Research Corp. (a)	2	7
ACCO Brands Corp.	11	159
Actuant Corp. - Class A	7	203
Acuity Brands Inc.	3	293
Advanced Disposal Services Inc. (a)	7	176
Advanced Drainage Systems Inc.	6	160
AECOM (a)	11	380
Aegion Corp. (a)	3	85
Aerojet Rocketdyne Holdings Inc. (a)	7	216
Aerovironment Inc. (a)	2	168
AGCO Corp.	8	507
Air Lease Corp. - Class A	12	512
Air Transport Services Group Inc. (a)	8	181
Alamo Group Inc.	1	111
Alaska Air Group Inc.	12	704
Albany International Corp. - Class A	3	190
Allegiant Travel Co.	2	323
Allegion Plc	5	393
Allied Motion Technologies Inc.	1	60
Allison Transmission Holdings Inc.	15	621
Altra Holdings Inc.	3	129
Amerco Inc.	1	401
Ameresco Inc. - Class A (a)	1	14
American Airlines Group Inc.	21	791
American Railcar Industries Inc.	1	37
American Woodmark Corp. (a)	2	162
AMETEK Inc.	12	845
AO Smith Corp.	7	398
Apogee Enterprises Inc.	3	169
Applied Industrial Technologies Inc.	5	366
ARC Document Solutions Inc. (a)	4	8
ArcBest Corp.	4	187
Arconic Inc.	16	275
Argan Inc.	2	67
Armstrong Flooring Inc. (a)	3	40
Armstrong World Industries Inc. (a)	6	359
Astec Industries Inc.	2	109
Astronics Corp. (a)	2	80
Astronics Corp. - Class B (a)	1	36
	Shares/Par[1]	Value ($)
Atkore International Group Inc. (a)	2	51
Atlas Air Worldwide Holdings Inc. (a)	3	202
Avis Budget Group Inc. (a)	12	390
Axon Enterprise Inc. (a)	1	76
AZZ Inc.	3	113
Babcock & Wilcox Enterprises Inc. (a)	19	46
Barnes Group Inc.	6	328
Barrett Business Services Inc.	1	113
Beacon Roofing Supply Inc. (a)	7	308
BMC Stock Holdings Inc. (a)	7	148
Boeing Co.	25	8,408
Brady Corp. - Class A	5	201
Briggs & Stratton Corp.	7	122
Brink's Co.	6	452
Builders FirstSource Inc. (a)	15	283
BWX Technologies Inc.	8	476
C.H. Robinson Worldwide Inc.	8	665
CAI International Inc. (a)	1	22
Carlisle Cos. Inc.	5	516
Casella Waste Systems Inc. - Class A (a)	5	126
Caterpillar Inc.	21	2,857
CBIZ Inc. (a)	7	151
Ceco Environmental Corp.	3	19
Chart Industries Inc. (a)	3	209
Cimpress NV (a)	3	421
Cintas Corp.	5	873
CIRCOR International Inc.	2	59
Civeo Corp. (a)	8	35
Clean Harbors Inc. (a)	7	366
Colfax Corp. (a)	8	258
Columbus Mckinnon Corp.	2	104
Comfort Systems USA Inc.	4	174
Commercial Vehicle Group Inc. (a)	5	33
Continental Building Products Inc. (a)	5	150
Copa Holdings SA - Class A	3	308
Copart Inc. (a)	16	886
CoStar Group Inc. (a)	—	177
Covanta Holding Corp.	22	368
Covenant Transportation Group Inc. - Class A (a)	2	70
CRA International Inc.	1	55
Crane Co.	6	445
CSW Industrials Inc. (a)	1	44
CSX Corp.	31	1,974
Cubic Corp.	3	190
Cummins Inc.	5	662
Curtiss-Wright Corp.	5	624
Deere & Co.	11	1,590
Delta Air Lines Inc.	41	2,016
Deluxe Corp.	7	455
DMC Global Inc.	2	99
Donaldson Co. Inc.	15	698
Douglas Dynamics Inc.	3	135
Dover Corp.	11	835
Ducommun Inc. (a)	1	43
Dun & Bradstreet Corp.	4	445
DXP Enterprises Inc. (a)	2	68
Dycom Industries Inc. (a)	5	473
Eagle Bulk Shipping Inc. (a)	2	13
Eaton Corp. Plc	12	878
Echo Global Logistics Inc. (a)	3	95
EMCOR Group Inc.	7	550
Emerson Electric Co.	23	1,571
Encore Wire Corp.	2	106
EnerSys Inc.	4	331
Engility Holdings Inc. (a)	4	124
Ennis Inc.	3	66
EnPro Industries Inc.	2	153
Equifax Inc.	5	619
ESCO Technologies Inc.	2	141
Essendant Inc.	3	45
Esterline Technologies Corp. (a)	3	231
ExOne Co. (a) (b)	1	9
Expeditors International of Washington Inc.	7	539
Exponent Inc.	5	244
Fastenal Co.	14	651

See accompanying Notes to Financial Statements.

30

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Federal Signal Corp.	6	136
FedEx Corp.	12	2,641
Flowserve Corp.	9	360
Fluor Corp.	6	296
Forrester Research Inc.	2	71
Fortive Corp.	10	806
Fortune Brands Home & Security Inc.	8	433
Forward Air Corp.	3	172
Franklin Covey Co. (a)	1	27
Franklin Electric Co. Inc.	4	192
FreightCar America Inc.	1	18
FTI Consulting Inc. (a)	5	294
Fuel Tech Inc. (a)	1	2
Gardner Denver Holdings Inc. (a)	3	93
GATX Corp.	3	210
Gencor Industries Inc. (a)	1	9
Generac Holdings Inc. (a)	9	491
General Dynamics Corp.	9	1,702
General Electric Co.	138	1,882
Genesee & Wyoming Inc. - Class A (a)	5	390
Gibraltar Industries Inc. (a)	3	113
Global Brass & Copper Holdings Inc.	3	80
GMS Inc. (a)	3	87
Golden Ocean Group Ltd.	1	5
Goldfield Corp. (a)	3	13
Gorman-Rupp Co.	2	85
GP Strategies Corp. (a)	2	35
Graco Inc.	13	593
Graham Corp.	—	10
Granite Construction Inc.	4	227
Great Lakes Dredge & Dock Corp. (a)	7	38
Greenbrier Cos. Inc.	3	160
Griffon Corp.	5	85
H&E Equipment Services Inc.	5	186
Harris Corp.	7	1,011
Harsco Corp. (a)	11	239
Hawaiian Holdings Inc.	7	266
HD Supply Holdings Inc. (a)	13	562
Healthcare Services Group Inc. (b)	5	217
Heartland Express Inc.	9	163
HEICO Corp.	3	236
HEICO Corp. - Class A	4	262
Heidrick & Struggles International Inc.	2	76
Herc Holdings Inc. (a)	3	154
Heritage-Crystal Clean Inc. (a)	1	20
Herman Miller Inc.	6	203
Hertz Global Holdings Inc. (a)	8	126
Hexcel Corp.	11	699
Hill International Inc. (a)	4	23
Hillenbrand Inc.	7	308
HNI Corp.	5	190
Honeywell International Inc.	26	3,707
Houston Wire & Cable Co. (a)	1	8
HUB Group Inc. - Class A (a)	3	163
Hubbell Inc.	4	407
Hudson Global Inc. (a)	1	1
Hudson Technologies Inc. (a) (b)	3	6
Huntington Ingalls Industries Inc.	3	568
Hurco Cos. Inc.	—	14
Huron Consulting Group Inc. (a)	2	92
Hyster-Yale Materials Handling Inc. - Class A	1	72
ICF International Inc.	2	146
IDEX Corp.	4	524
IES Holdings Inc. (a)	2	35
Illinois Tool Works Inc.	13	1,840
Ingersoll-Rand Plc	11	944
InnerWorkings Inc. (a)	5	43
Insperity Inc.	5	452
Insteel Industries Inc.	2	70
Interface Inc.	7	156
ITT Inc.	10	530
Jacobs Engineering Group Inc.	5	318
JB Hunt Transport Services Inc.	6	765
JELD-WEN Holding Inc. (a)	2	67
JetBlue Airways Corp. (a)	39	750
	Shares/Par[1]	Value ($)
John Bean Technologies Corp.	3	308
Johnson Controls International Plc	18	591
Kadant Inc.	1	101
Kaman Corp.	3	196
Kansas City Southern	9	923
KAR Auction Services Inc.	12	650
KBR Inc.	15	264
Kelly Services Inc. - Class A	4	80
Kennametal Inc.	8	289
Keyw Holding Corp. (a)	1	9
Kforce Inc.	4	129
Kimball International Inc. - Class B	4	70
Kirby Corp. (a)	5	384
KLX Inc. (a)	5	366
Knight-Swift Transportation Holdings Inc. - Class A	8	320
Knoll Inc.	5	112
Korn/Ferry International	5	323
Kratos Defense & Security Solutions Inc. (a) (b)	6	66
L3 Technologies Inc.	4	802
Landstar System Inc.	5	545
Lawson Products Inc. (a)	—	11
LB Foster Co. (a)	1	23
Lennox International Inc.	2	386
Lincoln Electric Holdings Inc.	8	731
Lindsay Corp.	—	39
Lockheed Martin Corp.	9	2,789
LSC Communications Inc.	3	50
LSI Industries Inc.	1	6
Lydall Inc. (a)	2	79
Macquarie Infrastructure Co. LLC	5	209
Manitowoc Co. Inc. (a)	4	93
Manpower Inc.	5	473
Marten Transport Ltd.	5	107
Masco Corp.	14	508
Masonite International Corp. (a)	3	184
MasTec Inc. (a)	11	553
Matson Inc.	5	188
Matthews International Corp. - Class A	3	177
McGrath RentCorp	3	180
Mercury Systems Inc. (a)	3	115
Meritor Inc. (a)	9	175
Middleby Corp. (a)	3	305
Milacron Holdings Corp. (a)	4	76
Miller Industries Inc.	1	32
Mistras Group Inc. (a)	3	48
Mobile Mini Inc.	4	208
Moog Inc. - Class A	4	280
MRC Global Inc. (a)	10	207
MSA Safety Inc.	2	191
MSC Industrial Direct Co. - Class A	5	463
Mueller Industries Inc.	5	154
Mueller Water Products Inc. - Class A	16	193
Multi-Color Corp.	1	97
MYR Group Inc. (a)	2	82
National Presto Industries Inc. (b)	1	66
Navigant Consulting Inc. (a)	5	102
Navistar International Corp. (a)	11	434
NCI Building Systems Inc. (a)	7	151
Nielsen Holdings Plc	26	810
NL Industries Inc. (a)	1	8
NN Inc.	3	55
Nordson Corp.	4	481
Norfolk Southern Corp.	11	1,686
Northrop Grumman Systems Corp.	7	2,141
Northwest Pipe Co. (a)	1	19
NOW Inc. (a) (b)	12	158
NV5 Holdings Inc. (a)	1	48
nVent Electric Plc (a)	7	173
Old Dominion Freight Line Inc.	7	988
Orion Group Holdings Inc. (a)	2	13
Oshkosh Corp.	8	533
Owens Corning Inc.	9	593
PACCAR Inc.	15	920
PAM Transportation Services Inc. (a)	—	14
Parker Hannifin Corp.	5	726

See accompanying Notes to Financial Statements.

31

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Park-Ohio Holdings Corp.	1	48
Patrick Industries Inc. (a)	3	183
Pentair Plc	7	291
Performant Financial Corp. (a)	4	8
PGT Innovations Inc. (a)	6	130
Pitney Bowes Inc.	16	133
Powell Industries Inc.	1	37
Preformed Line Products Co.	—	17
Primoris Services Corp.	6	154
Proto Labs Inc. (a)	2	278
Quad/Graphics Inc. - Class A	4	93
Quanex Building Products Corp.	4	65
Quanta Services Inc. (a)	12	402
Radiant Logistics Inc. (a)	3	13
Raven Industries Inc.	2	93
Raytheon Co.	8	1,587
RBC Bearings Inc. (a)	2	261
Regal-Beloit Corp.	4	360
Republic Services Inc.	11	787
Resources Connection Inc.	4	74
REV Group Inc. (b)	2	40
Rexnord Corp. (a)	13	391
Roadrunner Transportation Systems Inc. (a)	4	9
Robert Half International Inc.	8	541
Rockwell Automation Inc.	6	933
Rockwell Collins Inc.	12	1,671
Rollins Inc.	9	473
Roper Industries Inc.	2	643
Rush Enterprises Inc. - Class A (a)	5	218
Ryder System Inc.	8	560
Saia Inc. (a)	3	215
Schneider National Inc. - Class B	3	94
Sensata Technologies Holding Plc (a)	13	620
SIFCO Industries Inc. (a)	—	1
Simpson Manufacturing Co. Inc.	5	296
SiteOne Landscape Supply Inc. (a)	2	209
SkyWest Inc.	6	295
Snap-On Inc.	4	666
Southwest Airlines Co.	27	1,398
SP Plus Corp. (a)	2	77
Spartan Motors Inc.	4	62
Sparton Corp. (a)	1	18
Spirit Aerosystems Holdings Inc. - Class A	8	674
Spirit Airlines Inc. (a) (b)	9	331
SPX Corp. (a)	3	101
SPX Flow Technology USA Inc. (a)	4	197
Standex International Corp.	1	111
Stanley Black & Decker Inc.	4	558
Steel Connect Inc. (a)	6	12
Steelcase Inc. - Class A	9	125
Stericycle Inc. (a)	6	405
Sterling Construction Co. Inc. (a)	3	35
Sun Hydraulics Corp.	2	91
Team Inc. (a) (b)	3	67
Teledyne Technologies Inc. (a)	2	400
Tennant Co.	2	138
Terex Corp.	7	276
Tetra Tech Inc.	6	322
Textainer Group Holdings Ltd. (a)	3	42
Textron Inc.	18	1,201
Thermon Group Holdings Inc. (a)	3	61
Timken Co.	9	397
Titan International Inc.	6	65
Titan Machinery Inc. (a)	1	20
Toro Co.	7	418
TransDigm Group Inc.	2	690
TransUnion LLC	8	546
Trex Co. Inc. (a)	5	299
TriMas Corp. (a)	4	124
TriNet Group Inc. (a)	5	295
Trinity Industries Inc.	11	393
Triton International Ltd. - Class A	10	315
Triumph Group Inc.	7	147
TrueBlue Inc. (a)	4	113
Tutor Perini Corp. (a)	5	97
	Shares/Par[1]	Value ($)
Twin Disc Inc. (a)	1	30
Ultralife Corp. (a)	—	2
UniFirst Corp.	1	174
Union Pacific Corp.	31	4,339
United Continental Holdings Inc. (a)	32	2,215
United Parcel Service Inc. - Class B	30	3,135
United Rentals Inc. (a)	8	1,108
United Technologies Corp.	29	3,574
Univar Inc. (a)	14	362
Universal Forest Products Inc.	6	221
Universal Logistics Holdings Inc.	2	60
US Ecology Inc.	2	122
USA Truck Inc. (a)	1	26
USG Corp. (a)	16	702
Valmont Industries Inc.	2	371
Vectrus Inc. (a)	1	39
Verisk Analytics Inc. (a)	9	1,006
Veritiv Corp. (a)	2	67
Viad Corp.	2	117
Vicor Corp. (a)	1	61
VSE Corp.	1	57
Wabash National Corp.	7	138
WABCO Holdings Inc. (a)	3	371
Wabtec Corp.	4	380
WageWorks Inc. (a)	3	129
Waste Management Inc.	19	1,512
Watsco Inc.	2	399
Watts Water Technologies Inc. - Class A	3	208
Welbilt Inc. (a)	13	296
Werner Enterprises Inc.	8	310
Wesco Aircraft Holdings Inc. (a)	9	102
WESCO International Inc. (a)	5	282
Willdan Group Inc. (a)	1	30
Williams Industrial Services Group Inc. (a)	—	1
Woodward Governor Co.	6	430
WW Grainger Inc.	3	1,080
Xerium Technologies Inc. (a)	1	16
XPO Logistics Inc. (a)	13	1,318
Xylem Inc.	9	633
YRC Worldwide Inc. (a)	4	37
		156,679
Information Technology 23.2%
2U Inc. (a)	1	87
3D Systems Corp. (a) (b)	3	37
Accenture Plc - Class A	27	4,366
ACI Worldwide Inc. (a)	11	264
Activision Blizzard Inc.	16	1,231
Acxiom Corp. (a)	7	209
Adobe Systems Inc. (a)	14	3,364
ADTRAN Inc.	6	82
Advanced Energy Industries Inc. (a)	5	312
Advanced Micro Devices Inc. (a) (b)	29	427
Agilysys Inc. (a)	1	13
Akamai Technologies Inc. (a)	11	780
Alliance Data Systems Corp.	3	770
Alpha & Omega Semiconductor Ltd. (a)	3	47
Alphabet Inc. - Class A (a)	6	7,117
Alphabet Inc. - Class C (a)	7	7,409
Ambarella Inc. (a) (b)	1	39
Amdocs Ltd.	9	588
American Software Inc. - Class A	2	26
Amkor Technology Inc. (a)	29	253
Amphenol Corp. - Class A	11	989
Amtech Systems Inc. (a)	1	6
Analog Devices Inc.	6	589
Anixter International Inc. (a)	3	213
Ansys Inc. (a)	3	479
Apple Inc.	231	42,742
Applied Materials Inc.	39	1,788
Applied Optoelectronics Inc. (a) (b)	1	46
Arista Networks Inc. (a)	2	505
ARRIS International Plc (a)	19	470
Arrow Electronics Inc. (a)	6	443
ASGN Inc. (a)	6	471

See accompanying Notes to Financial Statements.

32

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Aspen Technology Inc. (a)	8	698
Autodesk Inc. (a)	2	308
Automatic Data Processing Inc.	19	2,538
Avid Technology Inc. (a)	3	17
Avnet Inc.	8	354
AVX Corp.	7	114
Axcelis Technologies Inc. (a)	3	59
AXT Inc. (a)	1	6
Badger Meter Inc.	3	117
Bel Fuse Inc. - Class B	1	28
Belden Inc.	5	299
Benchmark Electronics Inc.	7	193
Black Box Corp.	2	4
Black Knight Inc. (a)	6	299
Blackbaud Inc.	3	298
Blucora Inc. (a)	4	158
Booz Allen Hamilton Holding Corp. - Class A	12	537
Broadcom Inc.	10	2,340
Broadridge Financial Solutions Inc.	7	761
Brooks Automation Inc.	7	228
CA Inc.	30	1,061
Cabot Microelectronics Corp.	2	256
CACI International Inc. - Class A (a)	2	420
Cadence Design Systems Inc. (a)	14	603
CalAmp Corp. (a)	3	62
Calix Inc. (a)	6	45
Carbonite Inc. (a)	2	81
Cardtronics Plc - Class A (a)	6	152
Cars.com Inc. (a)	9	258
Cass Information Systems Inc.	1	72
Cavium Inc. (a)	3	286
CDK Global Inc.	7	463
CDW Corp.	11	860
CEVA Inc. (a)	1	24
Ciena Corp. (a)	13	343
Cirrus Logic Inc. (a)	8	310
Cisco Systems Inc.	156	6,706
Citrix Systems Inc. (a)	7	787
Clearfield Inc. (a)	1	7
Cognex Corp.	9	383
Cognizant Technology Solutions Corp. - Class A	15	1,200
Coherent Inc. (a)	2	269
Cohu Inc.	4	86
CommScope Holding Co. Inc. (a)	11	324
Communications Systems Inc.	1	5
Computer Task Group Inc. (a)	3	20
comScore Inc. (a)	1	25
Comtech Telecommunications Corp.	1	38
Conduent Inc. (a)	15	264
Control4 Corp. (a)	1	14
Convergys Corp.	14	331
CoreLogic Inc. (a)	10	542
Corning Inc.	26	715
Cray Inc. (a)	7	182
Cree Inc. (a)	11	437
CSG Systems International Inc.	4	171
CTS Corp.	3	121
Cyberoptics Corp. (a)	1	10
Cypress Semiconductor Corp.	23	360
Daktronics Inc.	5	42
Dell Technologies Inc. - Class V (a)	6	529
DHI Group Inc. (a)	—	1
Diebold Nixdorf Inc. (b)	8	92
Digi International Inc. (a)	4	48
Diodes Inc. (a)	6	221
Dolby Laboratories Inc.	4	274
DSP Group Inc. (a)	1	12
DXC Technology Co.	4	339
Eastman Kodak Co. (a) (b)	4	15
eBay Inc. (a)	34	1,225
EchoStar Corp. - Class A (a)	4	185
Electro Scientific Industries Inc. (a)	3	41
Electronic Arts Inc. (a)	9	1,238
Electronics for Imaging Inc. (a)	4	122
Ellie Mae Inc. (a) (b)	2	180
	Shares/Par[1]	Value ($)
Emcore Corp. (a)	3	17
Endurance International Group Holdings Inc. (a)	8	75
Entegris Inc.	14	483
Envestnet Inc. (a)	1	37
EPAM Systems Inc. (a)	2	263
ePlus Inc. (a)	2	159
Euronet Worldwide Inc. (a)	5	378
EVERTEC Inc.	1	22
ExlService Holdings Inc. (a)	3	181
F5 Networks Inc. (a)	4	686
Fabrinet (a)	5	174
Facebook Inc. - Class A (a)	69	13,401
Fair Isaac Corp. (a)	2	483
FARO Technologies Inc. (a)	2	96
Fidelity National Information Services Inc.	10	1,068
Finisar Corp. (a) (b)	11	206
First Data Corp. - Class A (a)	20	409
First Solar Inc. (a)	4	219
Fiserv Inc. (a)	18	1,331
FitBit Inc. - Class A (a)	12	79
FleetCor Technologies Inc. (a)	4	890
Flextronics International Ltd. (a)	53	749
FLIR Systems Inc.	8	391
FormFactor Inc. (a)	8	104
Fortinet Inc. (a)	3	181
Frequency Electronics Inc. (a)	1	8
Gartner Inc. (a)	2	215
Genpact Ltd.	21	598
Global Payments Inc.	6	653
Globalscape Inc.	—	2
Globant SA (a)	3	144
Glu Mobile Inc. (a)	—	—
GoDaddy Inc. - Class A (a)	6	396
GrubHub Inc. (a)	5	493
GSI Technology Inc. (a)	1	6
GTT Communications Inc. (a) (b)	8	339
Guidewire Software Inc. (a)	2	200
Hackett Group Inc.	3	52
Harmonic Inc. (a)	10	44
Hewlett Packard Enterprise Co.	33	485
HP Inc.	51	1,156
IAC/InterActiveCorp. (a)	6	857
II-VI Inc. (a)	6	265
Infinera Corp. (a)	15	151
Insight Enterprises Inc. (a)	4	186
Integrated Device Technology Inc. (a)	10	315
Intel Corp.	201	9,995
InterDigital Inc.	5	424
Internap Corp. (a)	1	12
International Business Machines Corp.	39	5,484
Intevac Inc. (a)	1	5
Intuit Inc.	10	2,083
IPG Photonics Corp. (a)	3	590
Itron Inc. (a)	3	191
j2 Global Inc.	6	478
Jabil Inc.	24	662
Jack Henry & Associates Inc.	4	509
Juniper Networks Inc.	29	799
Kemet Corp. (a)	3	79
Key Tronic Corp. (a)	—	3
Keysight Technologies Inc. (a)	6	363
Kimball Electronics Inc. (a)	3	48
KLA-Tencor Corp.	9	917
Knowles Corp. (a)	9	141
Kopin Corp. (a) (b)	3	10
Kulicke & Soffa Industries Inc.	9	206
KVH Industries Inc. (a)	2	20
Lam Research Corp.	6	1,063
Lattice Semiconductor Corp. (a)	7	48
Leaf Group Ltd. (a)	1	9
Leidos Holdings Inc.	10	614
Limelight Networks Inc. (a)	7	33
Liquidity Services Inc. (a)	4	27
Littelfuse Inc.	2	495
LogMeIn Inc.	3	315

See accompanying Notes to Financial Statements.

33

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Lumentum Holdings Inc. (a) (b)	2	144
Luxoft Holding Inc. - Class A (a)	2	61
M/A-COM Technology Solutions Holdings Inc. (a) (b)	2	55
Magnachip Semiconductor Corp. (a) (b)	4	42
Manhattan Associates Inc. (a)	5	248
Mantech International Corp. - Class A	3	142
Marchex Inc. - Class B	3	8
Marvell Technology Group Ltd.	17	365
MasterCard Inc. - Class A	41	8,109
Match Group Inc. (a)	2	91
Maxim Integrated Products Inc.	14	793
MAXIMUS Inc.	7	465
MaxLinear Inc. - Class A (a)	5	71
Maxwell Technologies Inc. (a) (b)	3	17
Meet Group Inc. (a)	6	28
Mesa Laboratories Inc.	—	27
Methode Electronics Inc.	4	161
Microchip Technology Inc.	7	594
Micron Technology Inc. (a)	78	4,103
Microsoft Corp.	276	27,182
MicroStrategy Inc. - Class A (a)	1	111
MKS Instruments Inc.	5	493
MoneyGram International Inc. (a)	6	37
Monolithic Power Systems Inc.	1	177
Monotype Imaging Holdings Inc.	4	73
Motorola Solutions Inc.	7	773
MTS Systems Corp.	2	80
Nanometrics Inc. (a)	2	61
National Instruments Corp.	4	176
NCR Corp. (a)	15	438
NeoPhotonics Corp. (a) (b)	3	19
NetApp Inc.	17	1,324
NetGear Inc. (a)	3	197
NetScout Systems Inc. (a)	8	242
NIC Inc.	5	78
Novanta Inc. (a)	3	200
Nuance Communications Inc. (a)	20	272
NVE Corp.	—	57
Nvidia Corp.	21	4,940
Oclaro Inc. (a)	9	79
Okta Inc. - Class A (a)	2	91
ON Semiconductor Corp. (a)	40	901
OneSpan Inc. (a)	3	66
Oracle Corp.	70	3,107
OSI Systems Inc. (a)	2	133
Palo Alto Networks Inc. (a)	2	323
Park Electrochemical Corp.	2	50
Paychex Inc.	15	1,013
Paycom Software Inc. (a) (b)	4	436
Paylocity Holding Corp. (a)	2	95
PayPal Holdings Inc. (a)	22	1,857
PC Connection Inc.	3	102
PCM Inc. (a)	1	16
PDF Solutions Inc. (a) (b)	2	29
Pegasystems Inc.	1	33
Perceptron Inc. (a)	1	12
Perficient Inc. (a)	3	88
Perspecta Inc.	2	43
PFSweb Inc. (a)	2	22
Photronics Inc. (a)	7	56
Plantronics Inc.	3	233
Plexus Corp. (a)	3	203
Power Integrations Inc.	2	130
PRGX Global Inc. (a)	1	9
Progress Software Corp.	4	159
Proofpoint Inc. (a)	1	162
PTC Inc. (a)	3	262
Pure Storage Inc. - Class A (a)	3	63
QAD Inc. - Class A	1	31
Qorvo Inc. (a)	4	358
QUALCOMM Inc.	36	1,993
Qualys Inc. (a)	2	194
QuinStreet Inc. (a)	2	30
Rambus Inc. (a)	10	123
RealNetworks Inc. (a)	2	7
	Shares/Par[1]	Value ($)
RealPage Inc. (a)	5	284
Red Hat Inc. (a)	7	907
Reis Inc.	1	13
Ribbon Communications Inc. (a)	5	32
Richardson Electronics Ltd.	1	6
Rogers Corp. (a)	2	198
Rosetta Stone Inc. (a)	2	26
Rubicon Project Inc. (a)	3	9
Rudolph Technologies Inc. (a)	3	98
Sabre Corp.	28	692
Salesforce.com Inc. (a)	7	968
Sanmina Corp. (a)	8	222
ScanSource Inc. (a)	3	102
Science Applications International Corp.	4	345
SeaChange International Inc. (a)	2	8
Seagate Technology	17	959
Semtech Corp. (a)	6	267
ServiceNow Inc. (a)	3	454
ServiceSource International Inc. (a)	1	2
Shutterstock Inc. (a)	2	115
Sigma Designs Inc. (a)	4	23
Silicon Laboratories Inc. (a)	1	127
Skyworks Solutions Inc.	10	969
SolarEdge Technologies Inc. (a)	3	131
Splunk Inc. (a)	2	238
SS&C Technologies Holdings Inc.	13	698
Stamps.com Inc. (a)	2	510
Stratasys Ltd. (a) (b)	5	99
SunPower Corp. (a) (b)	12	93
Super Micro Computer Inc. (a)	4	104
Sykes Enterprises Inc. (a)	5	134
Symantec Corp.	12	249
Synaptics Inc. (a)	4	179
Synchronoss Technologies Inc. (a)	4	27
SYNNEX Corp.	5	451
Synopsys Inc. (a)	3	273
Syntel Inc. (a)	10	316
Systemax Inc.	2	58
Tableau Software Inc. - Class A (a)	2	163
Take-Two Interactive Software Inc. (a)	5	560
TE Connectivity Ltd.	13	1,194
Tech Data Corp. (a)	2	205
TechTarget Inc. (a)	2	60
Telaria Inc. (a)	1	6
TeleNav Inc. (a)	3	19
Teradata Corp. (a)	14	557
Teradyne Inc.	13	483
Tessco Technologies Inc.	1	11
Texas Instruments Inc.	43	4,713
TiVo Corp.	13	169
Total System Services Inc.	10	837
Transact Technologies Inc.	—	1
Travelport Worldwide Ltd.	12	230
Travelzoo Inc. (a)	1	18
Trimble Inc. (a)	6	203
TTEC Holdings Inc.	4	148
TTM Technologies Inc. (a)	10	175
Twitter Inc. (a)	25	1,070
Tyler Technologies Inc. (a)	1	262
Ubiquiti Networks Inc. (a) (b)	7	563
Ultimate Software Group Inc. (a)	1	185
Ultra Clean Holdings Inc. (a)	3	50
Unisys Corp. (a) (b)	4	51
Universal Display Corp. (b)	3	252
Veeco Instruments Inc. (a)	5	74
VeriFone Systems Inc. (a)	11	245
Verint Systems Inc. (a)	5	223
VeriSign Inc. (a)	4	545
Versum Materials Inc.	9	352
ViaSat Inc. (a) (b)	5	322
Viavi Solutions Inc. (a)	23	234
Virtusa Corp. (a)	2	104
Visa Inc. - Class A	66	8,777
Vishay Intertechnology Inc. (b)	13	309
Vishay Precision Group Inc. (a)	1	27

See accompanying Notes to Financial Statements.

34

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
VMware Inc. - Class A (a)	1	220
Web.com Group Inc. (a)	5	136
Western Digital Corp.	16	1,235
Western Union Co.	22	445
WEX Inc. (a)	5	894
Workday Inc. - Class A (a)	1	180
Worldpay Inc. - Class A (a)	5	383
Xcerra Corp. (a)	6	77
Xerox Corp.	20	485
Xilinx Inc.	11	734
XO Group Inc. (a)	2	58
Xperi Corp.	5	75
Yelp Inc. - Class A (a)	5	189
Zebra Technologies Corp. - Class A (a)	8	1,133
Zedge Inc. - Class B (a)	1	3
Zendesk Inc. (a)	1	50
Zillow Group Inc. - Class A (a)	4	220
Zillow Group Inc. - Class C (a)	5	305
Zix Corp. (a)	3	18
Zynga Inc. - Class A (a)	68	276
		268,507
Materials 4.1%
A. Schulman Inc.	3	121
AdvanSix Inc. (a)	3	120
Air Products & Chemicals Inc.	5	714
AK Steel Holding Corp. (a) (b)	31	135
Albemarle Corp.	4	369
Alcoa Corp. (a)	16	733
Allegheny Technologies Inc. (a) (b)	11	271
American Vanguard Corp.	4	82
Ampco-Pittsburgh Corp. (a)	1	9
AptarGroup Inc.	8	717
Ashland Global Holdings Inc.	4	342
Avery Dennison Corp.	6	571
Axalta Coating Systems Ltd. (a)	12	355
Balchem Corp.	2	235
Ball Corp.	15	549
Bemis Co. Inc.	9	363
Berry Global Group Inc. (a)	9	415
Boise Cascade Co.	4	189
Cabot Corp.	7	419
Carpenter Technology Corp.	5	268
Celanese Corp. - Class A	8	929
Century Aluminum Co. (a)	8	134
CF Industries Holdings Inc.	17	755
Chase Corp.	1	150
Chemours Co.	12	533
Clearwater Paper Corp. (a)	2	46
Cleveland-Cliffs Inc. (a) (b)	27	228
Coeur d'Alene Mines Corp. (a)	12	89
Commercial Metals Co.	10	217
Compass Minerals International Inc. (b)	4	257
Core Molding Technologies Inc.	1	11
Crown Holdings Inc. (a)	10	430
Domtar Corp.	8	400
DowDuPont Inc.	37	2,460
Eagle Materials Inc.	3	349
Eastman Chemical Co.	15	1,474
Ecolab Inc.	9	1,322
Ferro Corp. (a)	9	182
Ferroglobe Plc (c) (d)	10	89
Ferroglobe Rep and Warranty Insurance Trust (a) (e)	10	—
Flotek Industries Inc. (a)	1	5
FMC Corp.	3	271
Freeport-McMoRan Inc. - Class B	90	1,551
FutureFuel Corp.	4	51
GCP Applied Technologies Inc. (a)	7	195
Gold Resource Corp.	4	29
Graphic Packaging Holding Co.	44	635
Greif Inc. - Class A	3	172
Greif Inc. - Class B	1	60
Hawkins Inc.	1	34
Haynes International Inc.	2	56
HB Fuller Co.	6	325
	Shares/Par[1]	Value ($)
Hecla Mining Co.	40	140
Huntsman Corp.	27	790
Ingevity Corp. (a)	3	282
Innophos Holdings Inc.	2	91
Innospec Inc.	2	173
International Flavors & Fragrances Inc.	3	404
International Paper Co.	14	745
Intrepid Potash Inc. (a)	2	7
Kaiser Aluminum Corp.	1	115
KapStone Paper and Packaging Corp.	11	390
KMG Chemicals Inc.	1	84
Koppers Holdings Inc. (a)	2	89
Kraton Corp. (a)	4	203
Kronos Worldwide Inc.	8	189
Louisiana-Pacific Corp.	19	505
LSB Industries Inc. (a)	3	14
LyondellBasell Industries NV - Class A	14	1,562
Martin Marietta Materials Inc.	3	780
Materion Corp.	2	110
Mercer International Inc.	7	124
Minerals Technologies Inc.	3	264
Mosaic Co.	14	388
Myers Industries Inc.	3	67
Neenah Inc.	2	147
NewMarket Corp.	1	420
Newmont Mining Corp.	17	658
Nucor Corp.	17	1,050
Olin Corp.	17	478
Olympic Steel Inc.	1	21
Omnova Solutions Inc. (a)	4	43
Owens-Illinois Inc. (a)	22	366
P.H. Glatfelter Co.	4	88
Packaging Corp. of America	8	880
Platform Specialty Products Corp. (a)	30	351
PolyOne Corp.	12	533
PPG Industries Inc.	9	984
Praxair Inc.	11	1,802
Quaker Chemical Corp.	1	181
Rayonier Advanced Materials Inc.	6	97
Reliance Steel & Aluminum Co.	6	554
Resolute Forest Products Inc. (a)	8	88
Royal Gold Inc.	5	497
RPM International Inc.	10	573
Ryerson Holding Corp. (a)	3	29
Schnitzer Steel Industries Inc. - Class A	3	90
Schweitzer-Mauduit International Inc.	3	132
Scotts Miracle-Gro Co. - Class A	7	578
Sealed Air Corp.	9	362
Sensient Technologies Corp.	4	286
Sherwin-Williams Co.	3	1,202
Silgan Holdings Inc.	16	418
Sonoco Products Co.	11	602
Southern Copper Corp.	3	138
Steel Dynamics Inc.	24	1,101
Stepan Co.	2	192
Summit Materials Inc. - Class A (a)	12	308
SunCoke Energy Inc. (a)	8	106
TimkenSteel Corp. (a)	4	74
Trecora Resources (a)	2	28
Tredegar Corp.	3	66
Trinseo SA	6	437
Tronox Ltd. - Class A	10	198
UFP Technologies Inc. (a)	—	9
United States Lime & Minerals Inc.	—	42
United States Steel Corp.	17	597
Universal Stainless & Alloy Products Inc. (a)	1	17
US Concrete Inc. (a) (b)	2	115
Valvoline Inc.	18	381
Vulcan Materials Co.	4	568
Westlake Chemical Corp.	5	491
WestRock Co.	8	467
Worthington Industries Inc.	6	241
WR Grace & Co.	5	403
		47,421

See accompanying Notes to Financial Statements.

35

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Real Estate 0.3%
Alexander & Baldwin Inc.	8	179
Altisource Portfolio Solutions SA (a) (b)	1	40
CBRE Group Inc. - Class A (a)	19	889
Consolidated-Tomoka Land Co.	—	27
CorePoint Lodging Inc. (a)	6	146
Forestar Group Inc. (a) (b)	—	8
FRP Holdings Inc. (a)	—	13
HFF Inc. - Class A	5	176
Howard Hughes Corp. (a)	3	426
Jones Lang LaSalle Inc.	3	558
Kennedy-Wilson Holdings Inc.	13	280
Marcus & Millichap Inc. (a)	4	163
Rafael Holdings Inc. - Class B (a)	1	13
RE/MAX Holdings Inc. - Class A	2	91
Realogy Holdings Corp. (b)	16	363
RMR Group Inc. - Class A	2	149
St. Joe Co. (a)	5	84
Stratus Properties Inc. (a)	—	13
Tejon Ranch Co. (a)	3	75
		3,693
Telecommunication Services 2.2%
Alaska Communications Systems Group Inc. (a)	3	5
AT&T Inc.	347	11,132
ATN International Inc.	1	69
Boingo Wireless Inc. (a)	4	86
CenturyLink Inc.	64	1,186
Cincinnati Bell Inc. (a)	4	60
Cogent Communications Group Inc.	5	248
Consolidated Communications Holdings Inc. (b)	8	103
Frontier Communications Corp. (b)	2	13
Hawaiian Telcom Holdco Inc. (a)	1	29
IDT Corp. - Class B	3	16
Iridium Communications Inc. (a)	3	50
ORBCOMM Inc. (a)	6	56
Shenandoah Telecommunications Co.	9	303
Spok Holdings Inc.	2	31
Sprint Corp. (a) (b)	53	286
Telephone & Data Systems Inc.	9	257
T-Mobile US Inc. (a)	20	1,183
US Cellular Corp. (a)	2	88
Verizon Communications Inc.	179	8,984
Vonage Holdings Corp. (a)	18	226
Zayo Group Holdings Inc. (a)	11	401
		24,812
Utilities 2.8%
AES Corp.	36	486
Allete Inc.	5	372
Alliant Energy Corp.	9	380
Ameren Corp.	10	588
American Electric Power Co. Inc.	13	922
American States Water Co.	4	218
American Water Works Co. Inc.	7	574
Aqua America Inc.	12	428
Artesian Resources Corp. - Class A	1	36
Atlantica Yield Plc	9	173
Atmos Energy Corp.	4	404
Avangrid Inc.	3	154
Avista Corp.	7	351
Black Hills Corp.	6	361
California Water Service Group	5	191
CenterPoint Energy Inc.	17	483
Chesapeake Utilities Corp.	2	126
CMS Energy Corp.	11	497
Connecticut Water Services Inc.	1	82
Consolidated Edison Inc.	9	681
Consolidated Water Co. Ltd.	2	24
Dominion Energy Inc.	18	1,202
DTE Energy Co.	7	740
Duke Energy Corp.	19	1,476
Edison International	9	559
El Paso Electric Co.	4	228
Entergy Corp.	7	575
Evergy Inc.	14	770
	Shares/Par[1]	Value ($)
Eversource Energy	12	706
Exelon Corp.	25	1,085
FirstEnergy Corp.	17	615
Genie Energy Ltd. - Class B	2	10
Hawaiian Electric Industries Inc.	11	364
IDACORP Inc.	5	444
MDU Resources Group Inc.	19	541
MGE Energy Inc.	3	209
Middlesex Water Co.	2	65
National Fuel Gas Co.	8	441
New Jersey Resources Corp.	8	373
NextEra Energy Inc.	13	2,230
NiSource Inc.	14	367
Northwest Natural Gas Co.	2	158
NorthWestern Corp.	5	260
NRG Energy Inc.	18	538
NRG Yield Inc. - Class A	4	61
NRG Yield Inc. - Class C	6	107
OGE Energy Corp.	8	299
ONE Gas Inc.	5	378
Ormat Technologies Inc.	5	280
Otter Tail Corp.	4	173
Pattern Energy Group Inc. - Class A	9	177
PG&E Corp.	14	595
Pinnacle West Capital Corp.	4	359
PNM Resources Inc.	7	284
Portland General Electric Co.	9	367
PPL Corp.	18	516
Public Service Enterprise Group Inc.	14	737
SCANA Corp.	6	219
Sempra Energy	5	634
SJW Corp.	2	128
South Jersey Industries Inc.	8	263
Southern Co.	28	1,302
Southwest Gas Corp.	5	346
Spark Energy Inc. - Class A (b)	1	14
Spire Inc.	4	306
UGI Corp.	8	414
Unitil Corp.	1	71
Vectren Corp.	8	581
Vistra Energy Corp. (a)	17	412
WEC Energy Group Inc.	9	589
WGL Holdings Inc.	5	418
Xcel Energy Inc.	14	636
York Water Co.	1	47
		32,200
Total Common Stocks (cost $822,820)		1,156,335
RIGHTS 0.0%
Dyax Corp. (a) (c) (e)	3	9
First Eagle Holdings Inc. (a) (c) (e)	4	2
Nexstar Broadcasting Inc. (a) (c) (e)	2	—
Total Rights (cost $5)		11
SHORT TERM INVESTMENTS 1.0%
Investment Companies 0.0%
JNL Government Money Market Fund - Institutional Class, 1.79% (f) (g)	94	94
Securities Lending Collateral 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95% (g)	10,929	10,929
Total Short Term Investments (cost $11,023)		11,023
Total Investments 100.9% (cost $833,848)		1,167,369
Other Assets and Liabilities, Net (0.9)%		(9,872)
Total Net Assets 100.0%		1,157,497

(a)  Non-income producing security.

(b)  All or portion of the security was on loan.

(c)   The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(d)   Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

See accompanying Notes to Financial Statements.

36

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Shares/Par[1]	Value ($)

(e)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(f)   Investment in affiliate.

(g)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

JNL/DoubleLine Core Fixed Income Fund (a)
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 23.6%
ABFC Trust
Series 2006-A2B-HE1, REMIC, 2.20%, (1M US LIBOR + 0.11%), 01/25/37 (b)	4,297	3,034
Accredited Mortgage Loan Trust
Series 2004-A2-1, 2.69%, (1M US LIBOR + 0.60%), 04/25/34 (b)	575	537
ACE Securities Corp. Home Equity Loan Trust
Series 2006-A2D-HE1, REMIC, 2.69%, (1M US LIBOR + 0.60%), 02/25/36 (b)	13,430	13,381
AIMCO CLO Corp.
Series 2018-D-AA, 4.84%, (3M US LIBOR + 2.55%), 04/17/31 (b) (c)	1,000	989
Alpine Securitization
Series 2005-A3-32T1, REMIC, 3.09%, (1M US LIBOR + 1.00%), 08/25/35 (b)	8,096	6,078
Series 2005-1A1-59, REMIC, 2.41%, (1M US LIBOR + 0.33%), 11/20/35 (b)	7,298	7,205
Series 2006-A1B-OA12, REMIC, 2.27%, (1M US LIBOR + 0.19%), 09/20/46 (b)	4,218	3,777
Alternative Loan Trust
Series 2005-2A1-J12, REMIC, 2.63%, (1M US LIBOR + 0.27%), 11/25/35 (b)	3,514	2,494
American Home Mortgage Investment Trust
Series 2004-4A-4, REMIC, 4.47%, (6M US LIBOR + 2.00%), 02/25/45 (b)	97	97
Ameriquest Mortgage Securities Inc. Asset-Backed Pass-Through Certificates
Series 2005-M1-R8, REMIC, 2.56%, (1M US LIBOR + 0.47%), 10/25/35 (b)	2,036	2,039
Apidos CLO XII
Series 2013-DR-12A, 4.64%, (3M US LIBOR + 2.60%), 04/15/31 (b) (c)	1,000	989
Apidos CLO XXI
Series 2015-CR-21A, 4.78%, (3M US LIBOR + 2.45%), 07/18/27 (b) (c)	500	500
Apollo Aviation Securitization Equity Trust
Series 2018-A-1A, 3.84%, 09/16/23 (c)	2,883	2,861
Ares XXIX CLO Ltd.
Series 2014-A1R-1A, 3.54%, (3M US LIBOR + 1.19%), 04/17/26 (b) (c)	9,000	9,001
Argent Securities Inc. Asset-Backed Pass-Through Certificates
Series 2005-A2C-W2, REMIC, 2.45%, (1M US LIBOR + 0.36%), 10/25/35 (b)	1,390	1,397
Atrium Hotel Portfolio Trust
Series 2017-E-ATRM, 5.12%, (1M US LIBOR + 3.05%), 12/15/19 (b) (c)	3,872	3,869
Atrium XIII LLC
Series D-13A, 5.06%, (3M US LIBOR + 2.70%), 11/21/30 (b) (c)	1,000	989
BABSON CLO LTD 2018-3A
Series 2018-D-3A, 4.97%, (3M US LIBOR + 2.90%), 07/20/29 (b) (c) (d)	500	500
Babson CLO Ltd.
Series 2015-DR-IA, 4.96%, (3M US LIBOR + 2.60%), 01/20/31 (b) (c)	1,280	1,261
Banc of America Funding Trust
Series 2005-4A1-A, REMIC, 4.92%, 02/20/35 (b)	833	836
Series 2005-A1-D, REMIC, 3.91%, 05/25/35 (b)	9,268	9,703
Banc of America Mortgage Securities Inc.
Series 2004-5A1-2, REMIC, 6.50%, 10/25/31	8	9
Barings CLO Ltd.
Series 2018-C-1A, 4.92%, (3M US LIBOR + 2.60%), 04/15/31 (b) (c)	1,000	989
	Shares/Par[1]	Value ($)
BBCMS Mortgage Trust
Series 2018-A-TALL, REMIC, 2.80%, (1M US LIBOR + 0.72%), 03/15/20 (b) (c)	4,157	4,150
BBCMS Trust
Series 2015-A-STP, REMIC, 3.32%, 09/10/20 (c)	8,968	8,973
Series 2017-C-DELC, REMIC, 3.27%, (1M US LIBOR + 1.20%), 08/15/19 (b) (c)	6	6
Series 2017-D-DELC, REMIC, 3.77%, (1M US LIBOR + 1.70%), 08/15/19 (b) (c)	34	34
Series 2017-E-DELC, REMIC, 4.57%, (1M US LIBOR + 2.50%), 08/15/19 (b) (c)	87	87
BB-UBS Trust
Interest Only, Series 2012-XB-SHOW, REMIC, 0.28%, 11/05/36 (b) (c)	6,436	72
Interest Only, Series 2012-XA-SHOW, REMIC, 0.73%, 11/05/36 (b) (c)	11,689	417
BCAP LLC Trust
Series 2011-5A1-RR5, REMIC, 5.25%, 05/26/22 (c)	1,110	1,135
Series 2011-8A1-RR4, REMIC, 5.25%, 02/26/36 (c)	938	772
Series 2011-12A1-RR5, REMIC, 4.95%, 03/26/37 (b) (c)	241	231
Series 2010-5A3-RR11, REMIC, 3.68%, 03/27/37 (b) (c)	7,822	6,669
Series 2011-9A1-RR5, REMIC, 5.25%, 05/25/37 (c)	4,999	4,233
Series 2012-6A6-RR1, REMIC, 2.14%, 12/26/46 (b) (c)	15,576	14,548
Bear Stearns Adjustable Rate Mortgage Trust
Series 2000-A1-2, REMIC, 2.78%, 11/25/30 (b)	1	1
Series 2002-1A1-11, REMIC, 3.62%, 02/25/33 (b)	1	1
Series 2002-1A2-11, REMIC, 3.70%, 02/25/33 (b)	2	2
Series 2003-6A1-1, REMIC, 3.83%, 04/25/33 (b)	20	21
Series 2003-4A1-8, REMIC, 3.81%, 01/25/34 (b)	107	106
Series 2004-12A5-1, REMIC, 3.91%, 04/25/34 (b)	233	234
Series 2004-2A1-8, REMIC, 3.69%, 11/25/34 (b)	307	309
Bear Stearns Alt-A Trust
Series 2005-23A1-4, REMIC, 3.78%, 05/25/35 (b)	243	243
Series 2005-26A1-7, REMIC, 3.78%, 09/25/35 (b)	11,494	8,136
Series 2005-22A1-7, REMIC, 3.79%, 09/25/35 (b)	154	132
Bear Stearns Asset Backed Securities I Trust
Series 2005-M2-AQ1, REMIC, 3.07%, (1M US LIBOR + 0.98%), 03/25/35 (b)	7,578	7,675
Series 2006-1M1-HE1, REMIC, 2.50%, (1M US LIBOR + 0.41%), 12/25/35 (b)	1,624	1,632
Series 2006-A2-4, REMIC, 2.35%, (1M US LIBOR + 0.26%), 10/25/36 (b)	6,006	6,008
Series 2007-1A3-HE3, REMIC, 2.34%, (1M US LIBOR + 0.25%), 01/25/37 (b)	4,674	4,882
Series 2007-1A2-HE3, REMIC, 2.29%, (1M US LIBOR + 0.20%), 04/25/37 (b)	1,029	1,301
Bear Stearns Structured Products Inc. Trust
Series 2007-1A1-R6, REMIC, 3.66%, 01/26/36 (b)	517	456
Series 2007-A2-EMX1, REMIC, 3.39%, (1M US LIBOR + 1.30%), 03/25/37 (b) (c)	2,947	3,038
Series 2007-2A1-R6, REMIC, 3.10%, 12/26/46 (b)	311	283
BX Commercial Mortgage Trust
Series 2018-D-BIOA, REMIC, 3.39%, (1M US LIBOR + 1.32%), 02/15/20 (b) (c)	2,784	2,770
Series 2018-E-BIOA, REMIC, 4.02%, (1M US LIBOR + 1.95%), 02/15/20 (b) (c)	6,960	6,925
BX Trust
Series 2017-D-IMC, 4.32%, (1M US LIBOR + 2.25%), 10/15/19 (b) (c)	3,514	3,514
Series 2017-E-IMC, 5.32%, (1M US LIBOR + 3.25%), 10/15/19 (b) (c)	5,667	5,683
Interest Only, Series 2017-XCP-IMC, 1.12%, 10/15/32 (b) (c)	261,176	609

See accompanying Notes to Financial Statements.

37

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Caesars Palace Las Vegas Trust
Series 2017-D-VICI, 4.50%, 10/15/22 (b) (c)	3,886	3,911
Series 2017-E-VICI, 4.50%, 10/15/22 (b) (c)	3,886	3,825
CAL Funding III Ltd.
Series 2018-A-1A, REMIC, 3.96%, 02/25/28 (c)	4,833	4,827
Canyon Capital CLO Ltd.
Series 2014-CR-1A, 5.11%, (3M US LIBOR + 2.75%), 01/30/31 (b) (c)	1,134	1,121
Series 2018-D-1A, 4.94%, (3M US LIBOR + 2.90%), 07/15/31 (b) (c) (d)	1,000	1,000
Series 2016-DR-1A, 5.11%, (3M US LIBOR + 2.80%), 07/15/31 (b) (c) (d)	1,000	997
Castlelake Aircraft Securitization Trust
Series 2018-A-1, 4.13%, 06/15/25 (c) (e)	3,000	3,021
CD Commercial Mortgage Trust
Interest Only, Series 2017-XA-CD3, REMIC, 1.19%, 02/10/50 (b)	48,610	3,370
CGGS Commerical Mortgage Trust
Series 2018-D-WSS, REMIC, 4.37%, (1M US LIBOR + 2.30%), 02/15/20 (b) (c)	4,159	4,188
Chase Mortgage Finance Trust
Series 2005-1A1-A1, REMIC, 3.48%, 12/25/35 (b)	731	714
ChaseFlex Trust
Series 2007-1A1-3, REMIC, 5.00%, 07/25/37	653	510
Citicorp Mortgage Securities Trust
Series 2007-1A3-2, REMIC, 6.00%, 02/25/37	1,180	1,164
Citigroup Commercial Mortgage Trust
Series 2015-D-GC27, REMIC, 4.58%, 01/10/25 (b) (c)	3,780	3,245
Series 2016-D-GC36, REMIC, 2.85%, 01/10/26 (c)	6,457	5,023
Citigroup Mortgage Loan Trust Inc.
Series 2005-1A3A-8, REMIC, 3.80%, 11/25/35 (b)	4,084	4,180
Series 2005-A2A-11, REMIC, 3.63%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.40%), 12/25/35 (b)	33	34
Series 2007-A3A-AHL3, REMIC, 2.15%, (1M US LIBOR + 0.06%), 05/25/37 (b)	386	290
Series 2007-1A1-FS1, REMIC, 5.75%, 10/25/37 (c) (f)	4,229	4,333
CLI Funding LLC
Series 2018-A-1A, 4.03%, 04/18/28 (c)	3,930	3,943
COMM Mortgage Trust
Series 2017-E-PANW, 4.13%, 10/10/24 (b) (c)	5,717	5,402
Series 2017-D-PANW, 4.34%, 10/10/24 (b) (c)	3,425	3,343
Series 2015-C-DC1, REMIC, 4.50%, 01/10/25 (b)	200	194
Series 2015-C-CR23, REMIC, 4.39%, 04/10/25 (b)	2,923	2,857
Interest Only, Series 2014-XA-CR20, REMIC, 1.29%, 11/10/47 (b)	121,666	6,079
Interest Only, Series 2015-XA-CR22, REMIC, 1.12%, 03/10/48 (b)	136,298	5,674
Commercial Mortgage Pass-Through Certificates
Interest Only, Series 2017-XA-BNK8, 0.89%, 11/15/50 (b)	150,897	8,487
Cook Park CLO Ltd.
Series 2018-D-1A, 4.95%, (3M US LIBOR + 2.60%), 04/17/30 (b) (c)	2,000	1,977
Countrywide Alternative Loan Trust
Series 2005-1A2-27, REMIC, 2.96%, (12M US Federal Reserve Cumulative Average CMT + 1.40%), 08/25/35 (b)	511	528
Series 2006-1A1A-OA17, REMIC, 2.28%, (1M US LIBOR + 0.20%), 12/20/46 (b)	7,406	6,514
Series 2006-A1-OA21, REMIC, 2.27%, (1M US LIBOR + 0.19%), 03/20/47 (b)	5,203	4,553
Series 2007-A1A-OA7, REMIC, 2.27%, (1M US LIBOR + 0.18%), 05/25/47 (b)	332	323
Countrywide Asset-Backed Certificates
Series 2006-2A3-24, REMIC, 2.24%, (1M US LIBOR + 0.15%), 04/25/34 (b)	2,004	1,933
Series 2004-M1-3, REMIC, 2.84%, (1M US LIBOR + 0.75%), 06/25/34 (b)	120	119
Series 2005-M3-BC5, REMIC, 2.59%, (1M US LIBOR + 0.50%), 12/25/35 (b)	5,000	5,028
	Shares/Par[1]	Value ($)
Series 2007-1A-13, REMIC, 2.93%, (1M US LIBOR + 0.84%), 06/25/36 (b)	2,360	2,225
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2004-A14-19, REMIC, 5.50%, 10/25/34	2,469	2,498
Series 2004-A2-HYB6, REMIC, 3.52%, 11/20/34 (b)	613	621
Series 2004-A3-22, REMIC, 3.52%, 11/25/34 (b)	288	288
Series 2004-1A1-HYB9, REMIC, 3.59%, 02/20/35 (b)	250	252
Series 2005-A1-29, REMIC, 5.75%, 12/25/35	1,991	1,696
Series 2005-3A2A-HYB9, REMIC, 3.46%, (12M US LIBOR + 1.75%), 02/20/36 (b)	57	55
Credit Acceptance Auto Loan Trust
Series 2017-A-3A, 2.65%, 01/15/21 (c)	10,000	9,885
Credit Suisse First Boston Mortgage Securities Corp.
Series 2002-A-P1A, REMIC, 2.51%, 03/25/32 (b) (c)	31	29
Credit Suisse Mortgage Capital Certificates
Series 2010-4A4-18R, REMIC, 3.50%, 04/26/38 (b) (c)	2,301	2,276
Credit Suisse Mortgage Trust
Series 2017-E-CALI, REMIC, 3.90%, 11/12/24 (b) (c)	5,200	4,901
Series 2017-F-CALI, REMIC, 3.90%, 11/12/24 (b) (c)	5,200	4,761
CSAIL Commercial Mortgage Trust
Series 2017-C-CX10, 4.25%, 11/15/27 (b)	3,875	3,753
CSMC Mortgage-Backed Trust
Series 2006-1A4-6, REMIC, 6.00%, 07/25/36	2,121	1,762
CWABS Asset-Backed Certificates Trust
Series 2005-MV1-17, REMIC, 2.55%, (1M US LIBOR + 0.46%), 04/25/36 (b)	5,400	5,394
Series 2005-2AV-17, REMIC, 2.33%, (1M US LIBOR + 0.24%), 05/25/36 (b)	6,656	6,558
Dryden CLO LVII Ltd.
Series 2018-D-57A, 4.44%, (3M US LIBOR + 2.55%), 05/15/31 (b) (c)	1,000	989
Dryden XXXVI Senior Loan Fund
Series 2014-DR-36A, 6.59%, (3M US LIBOR + 4.24%), 01/15/28 (b) (c)	2,500	2,517
Equity One Mortgage Pass-Through Trust
Series 2002-AV1-3, 2.65%, (1M US LIBOR + 0.56%), 11/25/32 (b)	4	4
Fillmore Park CLO Ltd.
Series 2018-D-1A, 5.23%, 07/18/30 (c)	1,500	1,500
First Franklin Mortgage Loan Trust
Series 2005-M2-FFH2, REMIC, 2.90%, (1M US LIBOR + 0.81%), 04/25/35 (b) (c)	715	721
Series 2005-A4-FF9, REMIC, 2.81%, (1M US LIBOR + 0.72%), 10/25/35 (b)	2,990	2,902
First Horizon Asset Securities Inc.
Series 2005-4A1-AR6, REMIC, 3.78%, 02/25/36 (b)	456	436
First Horizon Mortgage Pass-Through Trust
Series 2005-2A1-AR4, REMIC, 3.40%, 10/25/35 (b)	1,168	1,123
GE-WMC Asset-Backed Pass-Through Certificates
Series 2005-A2C-2, REMIC, 2.34%, (1M US LIBOR + 0.25%), 12/25/35 (b)	3,176	3,171
Gilbert Park CLO Ltd.
Series 2017-1A-E, 5.30%, (3M US LIBOR + 2.95%), 10/15/30 (b) (c)	1,000	993
Series 2017-1A-E, 8.75%, (3M US LIBOR + 6.40%), 10/15/30 (b) (c)	2,000	2,047
Global SC Finance IV Ltd
Series 2018-A-1A, 4.29%, 05/17/28 (c)	3,960	3,999
GoldenTree Loan Management US CLO 1 Ltd.
Series 2018-D-3A, 5.18%, (3M US LIBOR + 2.85%), 04/20/30 (b) (c) (d)	1,000	993
GoldenTree Loan Opportunities IX Ltd.
Series 2014-AR-9A, 3.73%, (3M US LIBOR + 1.37%), 10/29/26 (b) (c)	7,000	7,002
GoldenTree Loan Opportunities X Ltd.
Series 2015-D-10A, 5.71%, (3M US LIBOR + 3.35%), 07/20/27 (b) (c)	1,000	1,000

See accompanying Notes to Financial Statements.

38

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
GoldenTree Loan Opportunities XI Ltd.
Series 2015-DR2-11A, 4.76%, (3M US LIBOR + 2.40%), 01/18/31 (b) (c)	1,000	989
Great Wolf Trust
Series 2017-D-WOLF, 4.17%, (1M US LIBOR + 2.10%), 09/15/19 (b) (c)	1,166	1,166
Series 2017-E-WOLF, 5.17%, (1M US LIBOR + 3.10%), 09/15/19 (b) (c)	1,808	1,815
Series 2017-F-WOLF, 6.14%, (1M US LIBOR + 4.07%), 09/15/19 (b) (c)	962	966
Greenwood Park CLO Ltd.
Series 2018-D-1A, 4.53%, (3M US LIBOR + 2.50%), 04/15/31 (b) (c)	1,000	979
GS Mortgage Securities Corp. II
Series 2017-C-GS8, 4.34%, 11/10/27	6,463	6,463
GS Mortgage Securities Trust
Series 2016-WMB-GS3, 3.60%, 10/10/49 (c)	9,000	8,836
Interest Only, Series 2018-XA-GS9, REMIC, 0.60%, 03/10/51 (b)	112,777	4,101
GSAMP Trust
Series 2006-A1-HE4, REMIC, 2.23%, (1M US LIBOR + 0.14%), 06/25/36 (b)	1,479	1,446
Series 2007-A1-HS1, REMIC, 2.94%, (1M US LIBOR + 0.85%), 02/25/37 (b)	2,351	2,365
GSR Mortgage Loan Trust
Series 2005-2A1-AR6, REMIC, 3.68%, 09/25/35 (b)	415	422
Series 2005-6A1-AR7, REMIC, 3.66%, 11/25/35 (b)	137	138
Harborview Mortgage Loan Trust
Series 2005-2A1A-2, REMIC, 2.52%, (1M US LIBOR + 0.44%), 05/19/35 (b)	81	80
Series 2005-3A1-4, REMIC, 4.06%, 07/19/35 (b)	308	281
Harbour Aircraft Investments Ltd.
Series 2017-A-1, 4.00%, 11/15/24 (e)	14,004	13,912
Harley Marine Financing LLC
Series 2018-A2-1A, 5.68%, 05/15/22 (c) (e)	1,995	2,026
Highbridge Loan Management Ltd.
Series 8A-DR-2016, 5.23%, (3M US LIBOR + 2.90%), 07/20/30 (b) (c) (e)	2,500	2,500
Hilton USA Trust
Series 2016-A-SFP, REMIC, 2.83%, 11/05/23 (c)	10,000	9,689
Home Equity Asset Trust
Series 2005-M4-2, REMIC, 3.14%, (1M US LIBOR + 1.05%), 07/25/35 (b)	1,294	1,304
HSI Asset Securitization Corp. Trust
Series 2006-M1-OPT1, REMIC, 2.45%, (1M US LIBOR + 0.36%), 12/25/35 (b)	3,000	2,996
Hyatt Hotel Portfolio Trust
Series 2017-E-HYT2, REMIC, 4.43%, (1M US LIBOR + 2.35%), 08/09/20 (b) (c)	9,183	9,204
IndyMac ARM Trust
Series 2001-A2-H2, REMIC, 2.78%, 01/25/32 (b)	—	—
IndyMac INDX Mortgage Loan Trust
Series 2005-A3-AR11, REMIC, 3.58%, 08/25/35 (b)	1,790	1,591
Series 2005-1A1-AR31, REMIC, 3.71%, 01/25/36 (b)	388	340
JPMDB Commercial Mortgage Securities Trust
Interest Only, Series 2017-XA-C7, 1.05%, 10/15/50 (b)	96,930	6,066
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2016-E-WIKI, REMIC, 4.14%, 10/05/21 (b) (c)	5,248	5,093
JPMorgan Mortgage Acquisition Trust
Series 2006-A5-CW1, REMIC, 2.33%, (1M US LIBOR + 0.24%), 05/25/36 (b)	4,684	4,530
Series 2007-MV6-CH1, REMIC, 2.64%, (1M US LIBOR + 0.55%), 11/25/36 (b)	2,414	2,303
Series 2007-MV1-CH2, REMIC, 2.37%, (1M US LIBOR + 0.28%), 01/25/37 (b)	4,800	4,573
JPMorgan Mortgage Trust
Series 2005-1A2-S3, REMIC, 5.75%, 01/25/36	87	72
Series 2006-3A1-S1, REMIC, 5.50%, 04/25/36	808	844
LCCM Mortgage Trust
Series 2014-MRC-PKMD, REMIC, 2.86%, 11/14/19 (b) (c)	5,248	5,201
	Shares/Par[1]	Value ($)
LCM XIV LP
Series DR-14A, 5.15%, (3M US LIBOR + 2.75%), 07/20/31 (b) (c) (d)	2,000	2,000
LCM XV Ltd.
Series DR-15A, 6.06%, (3M US LIBOR + 3.70%), 07/20/30 (b) (c)	2,750	2,776
Legacy Mortgage Asset Trust 2018-GS1
Series 2018-A1-GS1, REMIC, 4.00%, 03/25/58 (c) (f)	49,217	49,283
Lehman XS Trust
Series 2005-1A3-4, REMIC, 2.89%, (1M US LIBOR + 0.80%), 10/25/35 (b)	1,458	1,427
Series 2007-3A3-2N, REMIC, 2.26%, (1M US LIBOR + 0.17%), 02/25/37 (b)	7,829	6,422
Long Beach Mortgage Loan Trust
Series 2004-A5-5, REMIC, 2.65%, (1M US LIBOR + 0.56%), 09/25/34 (b)	198	190
Long Point Park CLO Ltd.
Series 2017-C-1A, 4.09%, (3M US LIBOR + 2.40%), 01/17/30 (b) (c)	1,000	989
MASTR Asset Backed Securities Trust
Series 2003-M3-OPT1, 6.22%, (1M US LIBOR + 4.13%), 12/25/32 (b)	1,398	1,420
Series 2005-M5-WMC1, REMIC, 3.10%, (1M US LIBOR + 1.01%), 03/25/35 (b)	5,005	5,039
Series 2006-A3-AM3, REMIC, 2.26%, (1M US LIBOR + 0.17%), 10/25/36 (b)	3,618	3,477
Series 2007-A2-WMC1, REMIC, 2.14%, (1M US LIBOR + 0.05%), 01/25/37 (b)	331	136
Series 2007-A1-HE2, REMIC, 3.24%, (1M US LIBOR + 1.15%), 08/25/37 (b)	6,812	5,568
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
Series 1999-A2-TBC3, REMIC, 2.63%, (1M US LIBOR + 0.49%), 10/20/29 (b)	42	40
Merrill Lynch Mortgage Investors Trust
Series 2003-1A-A3, REMIC, 3.62%, 05/25/33 (b)	237	237
Series 2005-2A3-A6, REMIC, 2.47%, (1M US LIBOR + 0.38%), 08/25/35 (b)	2,789	2,767
Series 2005-1A-2, REMIC, 2.91%, (6M US LIBOR + 1.25%), 10/25/35 (b)	3,814	3,864
Series 2005-3A-2, REMIC, 2.91%, (1M US LIBOR + 1.00%), 10/25/35 (b)	38	37
Series 2005-5A-3, REMIC, 2.46%, (1M US LIBOR + 0.25%), 11/25/35 (b)	77	74
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-ASB-C22, REMIC, 3.04%, 11/15/24	9,000	8,901
Series 2016-ASB-C31, REMIC, 2.95%, 12/15/25	3,500	3,433
Interest Only, Series 2017-XA-C34, REMIC, 0.97%, 11/15/52 (b)	46,670	2,653
Morgan Stanley Capital I Trust
Series 2014-B-CPT, REMIC, 3.56%, 07/13/21 (b) (c)	490	488
Interest Only, Series 2017-XA-HR2, REMIC, 0.95%, 12/15/50 (b)	25,423	1,539
Morgan Stanley Dean Witter Capital I Inc. Trust
Series 2002-M1-HE1, REMIC, 2.99%, (1M US LIBOR + 0.90%), 07/25/32 (b)	640	644
MortgageIT Trust
Series 2005-A1-5, REMIC, 2.61%, (1M US LIBOR + 0.26%), 12/25/35 (b)	3,449	3,404
Mosaic Solar Loan LLC
Series 2018-A-1A, REMIC, 4.01%, 08/20/30 (c)	2,381	2,388
Mosaic Solar Loans LLC
Series 2017-A-2A, 3.82%, 09/20/42 (c)	9,673	9,597
Motel 6 Trust
Series 2017-D-MTL6, REMIC, 4.22%, (1M US LIBOR + 2.15%), 08/15/19 (b) (c)	3,936	3,946
Navient Private Education Loan Trust
Series 2017-B-A, 3.91%, 09/15/25 (c)	8,000	7,626
Navient Student Loan Trust
Series 2017-A1-3X, 2.39%, (1M US LIBOR + 0.30%), 12/25/19 (b) (c)	5,294	5,297
Neuberger Berman CLO LVII Ltd.
Series 2018-D-27A, 4.56%, (3M US LIBOR + 2.60%), 01/15/30 (b) (c)	1,000	985

See accompanying Notes to Financial Statements.

39

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Neuberger Berman CLO XVI Ltd.
Series 2017-D-16SA, 4.85%, (3M US LIBOR + 2.50%), 01/15/28 (b) (c)	2,000	1,983
New Century Home Equity Loan Trust
Series 2005-M2-4, REMIC, 2.60%, (1M US LIBOR + 0.51%), 09/25/35 (b)	1,818	1,819
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2005-3A1-AR4, REMIC, 4.46%, 08/25/35 (b)	903	920
NP SPE II LLC
Series 2017-A1-1A, 3.37%, 10/20/27 (c)	4,683	4,580
Octagon Investment Partners XV Ltd.
Series 2013-DR-1A, 6.06%, (3M US LIBOR + 3.70%), 07/19/30 (b) (c)	2,500	2,518
Octagon Investment Partners XVI Ltd.
Series 2013-DR-1A, 5.33%, (3M US LIBOR + 3.00%), 07/17/30 (b) (c) (e)	500	500
Octagon Investment Partners XXX Ltd.
Series 2017-C-1A, 5.86%, (3M US LIBOR + 3.50%), 03/17/30 (b) (c)	2,500	2,510
Octagon Investment Partners XXXI Ltd.
Series 2017-DD-1A, 4.86%, (3M US LIBOR + 2.50%), 01/20/30 (b) (c)	1,000	989
Octagon Investment Partners XXXIII Ltd.
Series 2017-C-1A, 5.11%, (3M US LIBOR + 2.75%), 01/20/31 (b) (c)	1,000	989
Series 2017-D-1A, 8.66%, (3M US LIBOR + 6.30%), 01/20/31 (b) (c)	1,000	1,021
Octagon Investment Partners XXXIV Ltd.
Series 2017-D-1A, 6.06%, 07/20/30 (c)	1,282	1,291
Octagon Investment Partners XXXVII Ltd.
Series 2018-C-2A, 5.18%, (3M US LIBOR + 2.85%), 07/25/30 (b) (c) (e)	1,000	1,000
OneMain Financial Issuance Trust
Series 2017-A1-1A, 2.37%, 04/14/21 (c)	5,000	4,900
Option One Mortgage Loan Trust
Series 2005-M3-3, REMIC, 2.86%, (1M US LIBOR + 0.77%), 08/25/35 (b)	3,700	3,653
Series 2007-2A2-6, REMIC, 2.22%, (1M US LIBOR + 0.13%), 07/25/37 (b)	961	616
Park Place Securities Inc. Asset-Backed Pass-Through Certificates
Series 2005-M2-WCW1, REMIC, 2.80%, (1M US LIBOR + 0.71%), 05/25/35 (b)	1,700	1,707
Series 2005-M1-WCW3, REMIC, 2.57%, (1M US LIBOR + 0.48%), 08/25/35 (b)	1,083	1,090
Prime Mortgage Trust
Series 2004-1A2-CL1, REMIC, 2.49%, (1M US LIBOR + 0.40%), 02/25/34 (b)	13	12
PRPM LLC
Series 2018-A1-1A, 3.75%, 04/25/23 (c)	27,796	27,721
RAMP Trust
Series 2005-M5-EFC1, REMIC, 3.07%, (1M US LIBOR + 0.98%), 05/25/35 (b)	12,706	12,637
RASC Trust
Series 2005-M1-KS1, REMIC, 2.77%, (1M US LIBOR + 0.68%), 02/25/35 (b)	2,591	2,589
Series 2006-AI3-KS9, REMIC, 2.25%, (1M US LIBOR + 0.16%), 09/25/36 (b)	3,697	3,615
Series 2006-1A3-EMX9, REMIC, 2.26%, (1M US LIBOR + 0.17%), 09/25/36 (b)	2,672	2,441
Series 2006-A4-KS7, REMIC, 2.33%, (1M US LIBOR + 0.24%), 09/25/36 (b)	2,236	2,146
Series 2007-A3-KS1, REMIC, 2.24%, (1M US LIBOR + 0.15%), 11/25/36 (b)	7,845	7,733
RBSSP Resecuritization Trust
Series 2011-2A1-3, REMIC, 2.21%, 02/26/37 (b) (c)	1,447	1,412
Renew Financial LLC
Series 2017-A-2A, 3.22%, 09/22/53 (c)	9,110	8,820
Residential Accredit Loans Inc. Trust
Series 2006-A21-QA1, REMIC, 4.57%, 01/25/36 (b)	7,925	6,852
RR Ltd.
Series 2018-C-4A, 5.28%, (3M US LIBOR + 2.95%), 04/15/31 (b) (c) (d)	1,000	993
	Shares/Par[1]	Value ($)
Securitized Asset Backed Receivables LLC Trust
Series 2005-M2-FR2, REMIC, 3.07%, (1M US LIBOR + 0.98%), 03/25/35 (b)	256	256
Series 2007-A2A-HE1, REMIC, 2.15%, (1M US LIBOR + 0.06%), 12/25/36 (b)	258	92
SG Commercial Mortgage Securities Trust
Interest Only, Series 2016-XA-C5, REMIC, 2.17%, 10/10/48 (b)	32,664	3,599
SLM Student Loan Trust
Series 2008-A-9, 3.86%, (3M US LIBOR + 1.50%), 04/25/23 (b)	3,173	3,232
SMB Private Education Loan Trust
Series 2017-A-1-A, 2.52%, (1M US LIBOR + 0.45%), 08/15/19 (b) (c)	2,458	2,462
Series 2018-A2B-B, 2.80%, (1M US LIBOR + 0.72%), 01/15/37 (b) (c)	3,500	3,499
Soundview Home Loan Trust
Series 2006-A1-WF2, REMIC, 2.22%, (1M US LIBOR + 0.13%), 12/25/36 (b)	570	570
SpringCastle America Funding LLC
Series 2016-A-AA, 3.05%, 04/25/29 (c)	5,730	5,709
Sprite Ltd.
Series 2017-A-1, 4.25%, 12/15/24 (c)	3,842	3,875
Start Ltd.
Series 2018-A-1, 4.09%, 05/15/25 (c) (e)	2,000	1,993
Stewart Park CLO Ltd.
Series 2015-DR-1A, 4.95%, (3M US LIBOR + 2.60%), 01/15/30 (b) (c)	2,000	1,978
Structured Asset Investment Loan Trust
Series 2006-A4-1, REMIC, 2.40%, (1M US LIBOR + 0.31%), 01/25/36 (b)	2,438	2,324
Structured Asset Mortgage Investments II Trust
Series 2005-A3-AR5, REMIC, 2.58%, (1M US LIBOR + 0.25%), 07/19/35 (b)	249	237
Series 2007-2A1-AR2, REMIC, 2.35%, (1M US LIBOR + 0.26%), 03/25/37 (b)	743	534
Structured Asset Mortgage Investments Trust
Series 2002-A1-AR3, REMIC, 2.74%, (1M US LIBOR + 0.66%), 09/19/32 (b)	17	16
Symphony CLO XVII Ltd.
Series 2016-DR-17A, 5.00%, 04/15/28 (c)	1,000	992
TAL Advantage V LLC
Series 2013-A-1A, 2.83%, 02/20/23 (c)	4,667	4,584
Series 2014-A-1A, 3.51%, 02/20/24 (c)	2,947	2,924
THL Credit Wind River 2014-1 CLO Ltd
Series 2014-DRR-1A, 3.00%, (3M US LIBOR + 3.00%), 07/18/31 (b) (c) (d)	1,000	1,000
THL Credit Wind River CLO Ltd.
Series 2015-ER-2A, 7.90%, 10/15/27 (c)	2,000	2,004
Series 2018-1, 0.00%, (3M US LIBOR + 2.90%), 07/15/30 (b) (c)	1,500	1,500
Series 2018-1, 0.00%, (3M US LIBOR + 5.70%), 07/15/30 (b) (c)	500	500
Series 2014-DR-2A, 5.25%, (3M US LIBOR + 2.90%), 01/15/31 (b) (c)	1,000	993
Series 2014-ER-2A, 8.10%, (3M US LIBOR + 5.75%), 01/15/31 (b) (c)	1,000	997
Thunderbolt Aircraft Lease Ltd.
Series 2017-A-A, 4.21%, 04/15/24 (c) (f)	5,536	5,562
Triton Container Finance VI LLC
Series 2018-A-1A, 3.95%, 03/20/28 (c)	4,875	4,858
Series 2018-A-2A, 4.19%, 06/20/28 (c)	2,000	1,999
UBS Commercial Mortgage Trust
Series 2017-C-C4, 4.60%, 10/15/27 (b)	3,298	3,194
Series 2018-C-C8, 4.86%, 02/15/28 (b)	3,776	3,698
Interest Only, Series 2017-XA-C4, REMIC, 1.26%, 10/15/50 (b)	64,348	4,999
Series 2017-C-C5, REMIC, 4.46%, 11/15/50 (b)	5,169	4,947
Series 2017-C-C6, REMIC, 4.60%, 12/15/50 (b)	3,866	3,735
Interest Only, Series 2018-XA-C9, REMIC, 1.07%, 03/15/51 (b)	57,987	4,148
Vantage Data Centers LLC
Series 2018-A2-1A, 4.07%, 02/15/23 (c)	6,977	6,978
VB-S1 Issuer LLC
Series 2016-D-1A, 4.46%, 06/15/21 (c)	2,000	1,988
Series 2018-C-1A, 3.41%, 02/15/23 (c)	2,000	1,986

See accompanying Notes to Financial Statements.

40

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Vendee Mortgage Trust
Series 1994-1ZB-3A, REMIC, 6.50%, 09/15/24	143	153
Voya CLO 2018-2 Ltd
Series 2018-D-2A, 5.08%, (3M US LIBOR + 2.75%), 07/15/31 (b) (c) (e)	1,000	1,000
Voya CLO Ltd.
Series 2014-CR2-1A, 5.16%, (3M US LIBOR + 2.80%), 04/18/31 (b) (c)	1,000	993
WaMu Mortgage Pass-Through Certificates
Series 2006-3A3-AR8, REMIC, 3.32%, 08/25/36 (b)	2,355	2,185
Series 2007-3A3-HY1, REMIC, 3.39%, 02/25/37 (b)	2,101	1,967
Series 2007-4A1-HY1, REMIC, 3.47%, 02/25/37 (b)	196	180
WaMu Mortgage Pass-Through Certificates
Series 2007-2A3-HY7, REMIC, 3.31%, 07/25/37 (b)	332	296
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2002-2A2-AR1, REMIC, 3.14%, 02/25/31 (b)	—	—
Series 2005-1A3A-AR18, REMIC, 3.43%, 01/25/36 (b)	528	534
Series 2002-1A-AR9, REMIC, 2.96%, (12M US Federal Reserve Cumulative Average CMT + 1.40%), 08/25/42 (b)	57	57
Series 2002-1A-AR17, REMIC, 2.76%, (12M US Federal Reserve Cumulative Average CMT + 1.20%), 11/25/42 (b)	41	40
Series 2005-A1A1-AR13, REMIC, 2.38%, (1M US LIBOR + 0.29%), 10/25/45 (b)	69	69
Series 2006-1A-AR9, REMIC, 2.39%, (12M US Federal Reserve Cumulative Average CMT + 0.83%), 11/25/46 (b)	2,642	2,341
Wells Fargo Commercial Mortgage Trust
Series 2017-B-C41, 4.19%, 11/15/50 (b)	5,073	5,043
Series 2017-C-C41, 4.66%, 11/15/50 (b)	6,601	6,485
Series 2017-C-SMP, REMIC, 3.27%, (1M US LIBOR + 1.20%), 12/15/19 (b) (c)	1,002	1,009
Series 2018-D-BXI, REMIC, 3.63%, (1M US LIBOR + 1.56%), 12/15/19 (b) (c)	3,826	3,875
Series 2017-D-SMP, REMIC, 3.72%, (1M US LIBOR + 1.65%), 12/15/19 (b) (c)	601	608
Series 2017-E-SMP, REMIC, 4.32%, (1M US LIBOR + 2.25%), 12/15/19 (b) (c)	1,871	1,891
Series 2012-C-LC5, REMIC, 4.69%, 09/15/22 (b)	2,195	2,229
Interest Only, Series 2015-XA-C28, REMIC, 0.85%, 05/15/48 (b)	91,405	3,335
Interest Only, Series 2016-XA-BNK1, REMIC, 1.93%, 08/15/49 (b)	31,636	3,525
Interest Only, Series 2018-XA-C43, REMIC, 0.87%, 03/15/51 (b)	75,154	4,079
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-A1-CC, REMIC, 3.75%, 01/25/35 (b)	151	155
Series 2006-2A1-AR2, REMIC, 3.82%, 03/25/36 (b)	492	494
Series 2006-2A5-AR2, REMIC, 3.82%, 03/25/36 (b)	1,344	1,357
Series 2006-2A1-AR8, REMIC, 3.93%, 04/25/36 (b)	875	877
Series 2006-1A1-AR10, REMIC, 4.12%, 07/25/36 (b)	2,734	2,744
WhiteHorse VIII Ltd.
Series 2014-AR-1A, 3.26%, 05/01/26 (c)	10,000	10,000
Total Non-U.S. Government Agency Asset-Backed Securities (cost $820,734)		846,359
CORPORATE BONDS AND NOTES 24.6%
Consumer Discretionary 1.8%
1011778 B.C. Unlimited Liability Co.
5.00%, 10/15/25 (c)	1,355	1,284
American Axle & Manufacturing Inc.
6.25%, 03/15/26	790	772
Argos Merger Sub Inc.
7.13%, 03/15/23 (c)	1,000	670
Boyd Gaming Corp.
6.00%, 08/15/26 (c)	275	272
	Shares/Par[1]	Value ($)
Boyne USA Inc.
7.25%, 05/01/25 (c) (g)	1,345	1,402
CCO Holdings LLC
5.75%, 02/15/26 (c)	405	397
5.00%, 02/01/28 (c)	940	863
Cengage Learning Inc.
9.50%, 06/15/24 (c) (g)	1,000	845
Charter Communications Operating LLC
4.91%, 07/23/25	4,615	4,654
Constellation Merger Sub Inc.
8.50%, 09/15/25 (c)	670	638
CRC Escrow Issuer LLC
5.25%, 10/15/25 (c)	1,355	1,282
CSC Holdings LLC
5.25%, 06/01/24	690	652
Dollar Tree Inc.
4.00%, 05/15/25	4,545	4,441
Eldorado Resorts Inc.
6.00%, 04/01/25	1,285	1,288
Expedia Inc.
3.80%, 02/15/28	4,700	4,296
Ford Motor Co.
7.45%, 07/16/31	3,870	4,544
GLP Capital LP
5.75%, 06/01/28	3,220	3,232
Golden Nugget Inc.
6.75%, 10/15/24 (c)	955	955
GW Honos Security Corp.
8.75%, 05/15/25 (c)	1,260	1,295
Hasbro Inc.
3.50%, 09/15/27	3,855	3,565
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24	680	646
IRB Holding Corp.
6.75%, 02/15/26 (c)	1,310	1,257
Jeld-Wen Inc.
4.63%, 12/15/25 (c)	670	638
Live Nation Entertainment Inc.
5.63%, 03/15/26 (c)	390	389
LTF Merger Sub Inc.
8.50%, 06/15/23 (c)	1,736	1,808
McDonald's Corp.
4.45%, 03/01/47	1,885	1,869
Newell Rubbermaid Inc.
5.50%, 04/01/46 (h)	4,615	4,497
NVA Holdings Inc.
6.88%, 04/01/26 (c)	1,295	1,286
Omnicom Group Inc.
3.60%, 04/15/26	4,825	4,615
PetSmart Inc.
5.88%, 06/01/25 (c) (g)	175	135
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28	2,455	2,268
S.A.C.I. Falabella
3.75%, 04/30/23	700	681
ServiceMaster Co. LLC
5.13%, 11/15/24 (c)	665	644
Sirius XM Radio Inc.
5.38%, 07/15/26 (c)	865	833
Six Flags Entertainment Corp.
4.88%, 07/31/24 (c) (g)	1,335	1,299
Stars Group Holdings BV
7.00%, 07/15/26 (c)	460	465
Tempur Sealy International Inc.
5.50%, 06/15/26	1,345	1,299
Viking Cruises Ltd.
5.88%, 09/15/27 (c)	1,350	1,282
		63,258
Consumer Staples 1.3%
Albertsons Cos. Inc.
6.09%, (3M US LIBOR + 3.75%), 01/15/24 (b) (c)	375	376
Albertsons Cos. LLC
5.75%, 03/15/25	900	797

See accompanying Notes to Financial Statements.

41

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Anheuser-Busch InBev Worldwide Inc.
4.60%, 04/15/48	2,340	2,304
B&G Foods Inc.
5.25%, 04/01/25 (g)	1,390	1,311
BAT Capital Corp.
3.22%, (3M US LIBOR + 0.88%), 08/15/22 (b) (c)	4,689	4,712
CK Hutchison International 17 Ltd.
2.25%, 09/29/20 (c)	1,000	978
2.75%, 03/29/23 (c)	3,000	2,870
Coca-Cola Femsa SAB de CV
4.63%, 02/15/20	2,000	2,045
Coty Inc.
6.50%, 04/15/26 (c) (g)	665	637
Embotelladora Andina SA
5.00%, 10/01/23	3,200	3,295
ESAL GmbH
6.25%, 02/05/23	3,100	2,895
JBS USA LLC
7.25%, 06/01/21 (c)	1,400	1,414
JBS USA Lux SA
6.75%, 02/15/28 (c)	480	453
Kraft Heinz Foods Co.
2.80%, 07/02/20	4,780	4,741
Kronos Acquisition Holdings Inc.
9.00%, 08/15/23 (c)	1,370	1,246
Marfrig Holdings Europe BV
6.88%, 01/19/25 (g)	3,000	2,859
Matterhorn Merger Sub LLC
8.50%, 06/01/26 (c)	300	291
Minerva Luxembourg SA
6.50%, 09/20/26 (g)	1,800	1,651
5.88%, 01/19/28	1,500	1,308
Pilgrim's Pride Corp.
5.75%, 03/15/25 (c)	1,335	1,284
Post Holdings Inc.
5.50%, 03/01/25 (c)	1,165	1,138
Smithfield Foods Inc.
4.25%, 02/01/27 (c)	4,380	4,206
Sysco Corp.
3.25%, 07/15/27	4,550	4,254
		47,065
Energy 3.1%
Andeavor Corp.
5.13%, 12/15/26	4,245	4,450
APT Pipelines Ltd.
4.25%, 07/15/27 (c)	5,000	4,896
Baker Hughes a GE Co. LLC
4.08%, 12/15/47	5,095	4,563
Bharat Petroleum Corp. Ltd.
4.63%, 10/25/22	2,650	2,683
Calfrac Holdings LP
8.50%, 06/15/26 (c)	625	629
Canacol Energy Ltd.
7.25%, 05/03/25	1,225	1,184
Canadian Natural Resources Ltd.
2.95%, 01/15/23	2,100	2,025
Cheniere Energy Partners LP
5.25%, 10/01/25 (c)	1,340	1,309
CNOOC Finance 2011 Ltd.
4.25%, 01/26/21	2,000	2,037
CNX Midstream Partners LP
6.50%, 03/15/26 (c)	1,315	1,277
Cosan Luxembourg SA
7.00%, 01/20/27	490	478
CSI Compressco LP
7.50%, 04/01/25 (c)	640	642
Delek & Avner Tamar Bond Ltd.
5.41%, 12/30/25 (c)	500	499
Delek & Avner Yam Tethys Ltd.
5.08%, 12/30/23 (c)	200	200
Ecopetrol SA
7.63%, 07/23/19	2,500	2,613
Enable Midstream Partners LP
4.40%, 03/15/27	4,370	4,137
	Shares/Par[1]	Value ($)
4.95%, 05/15/28	290	282
Energy Transfer Partners LP
4.75%, 01/15/26	480	477
EP Energy LLC
9.38%, 05/01/24 (c)	800	658
EQT Corp.
3.90%, 10/01/27	4,480	4,181
EQT Midstream Partners LP
4.75%, 07/15/23	5,695	5,688
Everest Acquisition Finance Inc.
7.75%, 05/15/26 (c)	260	266
Exterran Energy Solutions LP
8.13%, 05/01/25	570	604
Extraction Oil & Gas Inc.
5.63%, 02/01/26 (c)	675	647
Foresight Energy LLC
11.50%, 04/01/23 (c)	760	671
FTS International Inc.
6.25%, 05/01/22 (g)	1,270	1,281
Geopark Ltd.
6.50%, 09/21/24 (g)	1,100	1,060
Gran Tierra Energy Inc.
6.25%, 02/15/25	1,582	1,485
Gulfport Energy Corp.
6.38%, 05/15/25	1,345	1,309
Hess Infrastructure Partners LP
5.63%, 02/15/26 (c)	1,280	1,277
Indian Oil Corp. Ltd.
5.63%, 08/02/21	1,322	1,380
5.75%, 08/01/23	2,590	2,729
Indigo Natural Resources LLC
6.88%, 02/15/26 (c)	750	728
Kinder Morgan Energy Partners LP
6.95%, 01/15/38	5,885	6,700
MEG Energy Corp.
7.00%, 03/31/24 (c)	770	719
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (c)	640	626
Nabors Industries Inc.
5.75%, 02/01/25 (c)	725	688
NGL Energy Partners LP
7.50%, 11/01/23	535	544
Noble Holding International Ltd.
7.88%, 02/01/26 (c)	315	324
ONGC Videsh Vankorneft Pte Ltd.
2.88%, 01/27/22	2,000	1,910
Par Petroleum LLC
7.75%, 12/15/25 (c)	655	664
Petroleos Mexicanos
6.75%, 09/21/47	2,130	2,006
6.35%, 02/12/48 (c)	2,105	1,902
Phillips 66
4.88%, 11/15/44	660	681
QEP Resources Inc.
5.25%, 05/01/23	640	630
5.63%, 03/01/26 (g)	700	669
Regency Energy Partners LP
4.50%, 11/01/23	4,200	4,228
Reliance Holding USA Inc.
5.40%, 02/14/22 (g)	4,000	4,134
Sabine Pass Liquefaction LLC
5.00%, 03/15/27	5,605	5,719
Sanchez Energy Corp.
6.13%, 01/15/23 (g)	630	429
Sinopec Group Overseas Development 2016 Ltd.
2.75%, 05/03/21	6,700	6,548
Sunoco LP
5.50%, 02/15/26 (c)	680	644
Tapstone Energy LLC
9.75%, 06/01/22 (c)	755	659
Targa Resources Partners LP
5.88%, 04/15/26 (c)	720	724
Tecila SA
6.95%, 07/21/27 (g)	1,500	1,283

See accompanying Notes to Financial Statements.

42

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
TerraForm Power Operating LLC
4.25%, 01/31/23 (c)	665	641
Transocean Guardian Ltd.
5.88%, 01/15/24 (c)	335	334
Transocean Proteus Ltd.
6.25%, 12/01/24 (c)	888	902
Transportadora de Gas Internacional SA ESP
5.70%, 03/20/22	760	758
USA Compression Partners LP
6.88%, 04/01/26 (c)	995	1,030
Vine Oil & Gas LP
8.75%, 04/15/23 (c)	540	498
Weatherford International Ltd.
9.88%, 02/15/24	635	642
Whiting Petroleum Corp.
6.63%, 01/15/26 (c) (g)	1,250	1,287
YPF SA
8.50%, 07/28/25	3,200	3,028
		109,896
Financials 8.5%
AerCap Ireland Capital Ltd.
3.50%, 01/15/25	4,595	4,309
Altice US Finance I Corp.
5.38%, 07/15/23 (c)	1,175	1,168
American Express Co.
2.50%, 08/01/22	9,515	9,117
Anheuser-Busch InBev Finance Inc.
4.90%, 02/01/46	2,215	2,276
Ardagh Packaging Finance Plc
6.00%, 02/15/25 (c)	1,150	1,118
ASP AMC Merger Sub Inc.
8.00%, 05/15/25 (c)	1,250	1,038
AssuredPartners Inc.
7.00%, 08/15/25 (c)	1,300	1,251
Athene Global Funding
3.00%, 07/01/22 (c)	4,855	4,699
Avation Capital SA
6.50%, 05/15/21 (c)	1,360	1,367
AXA Equitable Holdings Inc.
3.90%, 04/20/23 (c)	4,740	4,695
Banco BTG Pactual SA
8.75%, (callable at 100 beginning 09/18/19) (i)	200	201
5.50%, 01/31/23	500	466
Banco de Costa Rica
5.25%, 08/12/18	4,000	4,000
Banco de Credito del Peru
2.25%, 10/25/19 (g)	3,000	2,951
Banco de Credito e Inversiones
4.00%, 02/11/23	2,450	2,431
Banco do Brasil SA
6.25%, (callable at 100 beginning 04/15/24) (i)	5,100	3,965
Banco Espirito Santo SA
0.00%, 05/08/17 - 01/21/19, EUR (j) (k)	6,400	2,112
Banco Internacional del Peru S.A.A. of Panama
5.75%, 10/07/20	5,022	5,243
Banco Macro SA
6.75%, 11/04/26 (b) (g)	800	755
Banco Mercantil del Norte SA
5.75%, 10/04/31 (b)	200	183
Banco Mercantil Del Norte SA
6.88%, (callable at 100 begininng 07/06/22) (i)	200	197
Banco Nacional de Costa Rica
4.88%, 11/01/18	4,000	3,998
Banco Santander Chile
2.50%, 12/15/20	3,800	3,680
3.88%, 09/20/22	650	644
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander
5.95%, 01/30/24 (b)	2,420	2,438
Banco Santander SA
3.42%, (3M US LIBOR + 1.09%), 02/23/23 (b)	4,600	4,605
Bancolombia SA
6.13%, 07/26/20 (g)	400	417
4.88%, 10/18/27	500	475
	Shares/Par[1]	Value ($)
Banistmo SA
3.65%, 09/19/22 (c)	4,000	3,780
Bank of Montreal
3.80%, 12/15/32	3,710	3,435
Barclays Plc
3.71%, (3M US LIBOR + 1.38%), 05/16/24 (b)	3,450	3,407
BBVA Bancomer SA
5.35%, 11/12/29	200	186
5.13%, 01/18/33	800	707
BDO Unibank Inc.
2.63%, 10/24/21	1,000	962
2.95%, 03/06/23	5,700	5,371
BlueLine Rental Finance Corp.
9.25%, 03/15/24 (c)	1,210	1,287
BNP Paribas SA
3.38%, 01/09/25 (c)	4,945	4,696
Brighthouse Financial Inc.
3.70%, 06/22/27	4,580	4,076
C&W Senior Financing DAC
6.88%, 09/15/27	600	576
Cantor Fitzgerald LP
6.50%, 06/17/22 (c)	11,100	11,738
Capital One Financial Corp.
3.08%, (3M US LIBOR + 0.72%), 01/30/23 (b)	1,115	1,106
Citigroup Inc.
3.73%, (3M US LIBOR + 1.43%), 09/01/23 (b)	2,200	2,251
3.42%, (3M US LIBOR + 1.10%), 05/17/24 (b)	4,465	4,490
CNOOC Finance 2012 Ltd.
3.88%, 05/02/22	3,000	3,019
CNOOC Finance 2015 Ltd.
3.75%, 05/02/23	4,630	4,622
CNPC General Capital Ltd.
3.95%, 04/19/22	1,000	1,010
CNPC HK Overseas Capital Ltd.
4.50%, 04/28/21	2,300	2,360
CommScope Technologies Finance LLC
6.00%, 06/15/25 (c)	1,275	1,302
Continental Senior Trustee Ltd.
5.50%, 11/18/20	6,060	6,271
Credit Agricole SA
3.75%, 04/24/23 (c)	4,415	4,323
Credit Suisse Group AG
3.57%, (3M US LIBOR + 1.24%), 06/12/24 (b) (c)	4,470	4,466
Daimler Finance North America LLC
3.20%, (3M US LIBOR + 0.84%), 05/04/23 (b) (c)	9,240	9,247
Dana Financing Luxembourg SARL
5.75%, 04/15/25 (c)	645	638
DBS Group Holdings Ltd.
3.60%, (callable at 100 beginning 09/07/21) (i)	2,800	2,681
2.98%, (3M US LIBOR + 0.62%), 07/25/22 (b) (g)	300	301
Discover Financial Services
4.10%, 02/09/27	6,035	5,789
ENA Norte Trust
4.95%, 04/25/23	1,690	1,694
Fondo Mivivienda SA
3.50%, 01/31/23	6,350	6,111
General Motors Financial Co. Inc.
3.27%, (3M US LIBOR + 0.93%), 04/13/20 (b)	8,000	8,055
Global Bank Corp.
5.13%, 10/30/19	5,700	5,748
Goldman Sachs Group Inc.
3.14%, (3M US LIBOR + 0.78%), 10/31/22 (b)	2,870	2,865
3.49%, (3M US LIBOR + 1.17%), 05/15/26 (b)	2,890	2,855
Hexion US Finance Corp.
6.63%, 04/15/20	320	300
HSBC Holdings Plc
3.95%, 05/18/24	6,895	6,872
Icahn Enterprises LP
6.25%, 02/01/22	1,255	1,280
6.38%, 12/15/25	940	936
Itau CorpBanca
3.88%, 09/22/19 (g)	3,700	3,703
Itau Unibanco Holding SA
6.13%, (callable at 100 begininng 12/12/22) (g) (i)	500	468
6.50%, (callable at 100 begininng 03/19/23) (g) (i)	2,500	2,369

See accompanying Notes to Financial Statements.

43

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Level 3 Financing Inc.
5.38%, 01/15/24	1,195	1,169
Liberty Mutual Group Inc.
6.50%, 05/01/42 (c)	5,350	6,531
Lloyds Banking Group Plc
3.57%, 11/07/28	4,975	4,589
Macquarie Group Ltd.
3.19%, 11/28/23 (c)	2,625	2,502
4.15%, 03/27/24 (c)	2,260	2,248
Malayan Banking Bhd
3.91%, 10/29/26 (b)	4,482	4,408
Mitsubishi UFJ Financial Group Inc.
3.06%, (3M US LIBOR + 0.74%), 03/02/23 (b)	4,760	4,792
Morgan Stanley
3.59%, 07/22/28 (b)	4,900	4,656
National Financial Partners Corp.
6.88%, 07/15/25 (c)	1,290	1,266
Navient Corp.
6.50%, 06/15/22	1,245	1,275
Oversea-Chinese Banking Corp. Ltd.
4.00%, 10/15/24 (b)	3,000	3,011
Peabody Securities Finance Corp.
6.00%, 03/31/22 (c)	1,285	1,305
Petrobras Global Finance BV
5.75%, 02/01/29	4,950	4,342
Piper Jaffray Cos.
5.06%, 10/09/18 (l) (m)	3,000	3,005
Royal Bank of Scotland Group Plc
3.50%, 05/15/23 (b)	2,395	2,319
Singtel Group Treasury Pte Ltd.
4.50%, 09/08/21	1,400	1,445
Solera LLC
10.50%, 03/01/24 (c)	770	855
SPARC EM Ltd.
0.00%, 12/05/22 (n)	10,000	8,965
Springleaf Finance Corp.
6.88%, 03/15/25	690	686
7.13%, 03/15/26	415	413
Sumitomo Mitsui Financial Group Inc.
3.09%, (3M US LIBOR + 0.74%), 01/17/23 (b)	6,690	6,687
Sydney Airport Finance Co. Pty Ltd.
3.38%, 04/30/25 (c)	2,650	2,535
3.63%, 04/28/26 (c)	1,973	1,897
Synchrony Financial
3.95%, 12/01/27	4,925	4,540
Temasek Financial I Ltd.
2.38%, 01/23/23	7,000	6,714
Trident TPI Holdings Inc.
6.63%, 11/01/25 (c)	620	606
Unifin Financiera SAB de CV SOFOM ENR
8.88%, (callable at 100 begininng 01/29/25) (i)	400	358
United Overseas Bank Ltd.
3.75%, 09/19/24 (b)	3,000	2,996
2.88%, 03/08/27 (b)	3,170	3,030
Wand Merger Corp.
8.13%, 07/15/23 (c)	570	577
Wayne Merger Sub LLC
8.25%, 08/01/23 (c)	1,250	1,283
Westpac Banking Corp.
3.06%, (3M US LIBOR + 0.72%), 05/15/23 (b)	6,915	6,914
		305,071
Health Care 1.5%
AbbVie Inc.
4.70%, 05/14/45	4,105	4,073
Anthem Inc.
2.95%, 12/01/22	1,350	1,310
AstraZeneca Plc
2.38%, 06/12/22	4,545	4,369
Avantor Inc.
9.00%, 10/01/25 (c)	625	630
Baxalta Inc.
4.00%, 06/23/25	4,000	3,915
Becton Dickinson & Co.
2.89%, 06/06/22	6,775	6,549
	Shares/Par[1]	Value ($)
Boston Scientific Corp.
4.00%, 03/01/28	2,380	2,323
Celgene Corp.
4.35%, 11/15/47	4,555	4,022
Centene Corp.
4.75%, 01/15/25	1,175	1,168
Centene Escrow I Corp.
5.38%, 06/01/26 (c)	135	137
CVS Health Corp.
5.05%, 03/25/48	4,640	4,701
DJO Finco LLC
8.13%, 06/15/21 (c)	675	685
Polaris Intermediate Corp.
8.50%, 12/01/22 (c) (o)	575	593
Select Medical Corp.
6.38%, 06/01/21	1,130	1,145
Tennessee Merger Sub Inc.
6.38%, 02/01/25 (c) (g)	1,465	1,257
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/23	6,880	5,940
6.75%, 03/01/28 (g)	715	729
THC Escrow Corp. III
7.00%, 08/01/25 (c) (g)	1,285	1,277
Universal Hospital Services Inc.
7.63%, 08/15/20	1,815	1,818
Valeant Pharmaceuticals International Inc.
7.00%, 03/15/24 (c)	370	388
9.25%, 04/01/26 (c)	660	686
8.50%, 01/31/27 (c)	220	223
Vizient Inc.
10.38%, 03/01/24 (c)	1,170	1,291
WellCare Health Plans Inc.
5.25%, 04/01/25	900	895
Zimmer Biomet Holdings Inc.
2.70%, 04/01/20	4,739	4,692
		54,816
Industrials 1.7%
Adani Ports & Special Economic Zone Ltd.
3.95%, 01/19/22	2,100	2,061
Aeropuerto Internacional de Tocumen SA
5.75%, 10/09/23	3,155	3,234
Air Lease Corp.
3.75%, 02/01/22	2,865	2,865
2.75%, 01/15/23	1,930	1,832
Beacon Roofing Supply Inc.
4.88%, 11/01/25 (c)	1,380	1,271
Builders FirstSource Inc.
5.63%, 09/01/24 (c)	1,305	1,269
Burlington Northern Santa Fe LLC
4.55%, 09/01/44	4,034	4,169
CSX Corp.
3.80%, 11/01/46	5,180	4,566
Delta Air Lines Inc.
3.63%, 03/15/22	2,200	2,172
3.80%, 04/19/23	2,325	2,290
Empresa de Transporte de Pasajeros Metro SA
4.75%, 02/04/24 (c) (g)	1,062	1,089
5.00%, 01/25/47 (c)	1,845	1,834
FedEx Corp.
4.75%, 11/15/45	4,129	4,106
GFL Environmental Inc.
7.00%, 06/01/26 (c)	730	699
KAR Auction Services Inc.
5.13%, 06/01/25 (c)	670	640
Kratos Defense & Security Solutions Inc.
6.50%, 11/30/25 (c)	735	764
Latam Airlines Pass-Through Trust
4.20%, 11/15/27	1,566	1,489
LATAM Finance Ltd.
6.88%, 04/11/24	1,100	1,074
Lima Metro Line 2 Finance Ltd.
5.88%, 07/05/34	4,500	4,556
Lockheed Martin Corp.
4.70%, 05/15/46	4,000	4,239

See accompanying Notes to Financial Statements.

44

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Matthews International Corp.
5.25%, 12/01/25 (c)	1,220	1,168
Ope Kag Finance Sub Inc.
7.88%, 07/31/23 (c)	440	449
Owens Corning Inc.
4.40%, 01/30/48	2,545	2,113
Penske Truck Leasing Co. LP
4.20%, 04/01/27 (c)	2,160	2,121
Prime Security Services Borrower LLC
9.25%, 05/15/23 (c)	909	970
Republic Services Inc.
3.38%, 11/15/27	1,025	971
Tempo Acquisition LLC
6.75%, 06/01/25 (c)	1,340	1,287
Tervita Escrow Corp.
7.63%, 12/01/21 (c)	1,240	1,265
TransDigm Inc.
6.38%, 06/15/26	1,170	1,160
TransDigm UK Holdings Plc
6.88%, 05/15/26 (c)	395	401
Triumph Group Inc.
7.75%, 08/15/25	1,285	1,274
Waste Pro USA Inc.
5.50%, 02/15/26 (c)	740	712
Xerium Technologies Inc.
9.50%, 08/15/21	595	628
		60,738
Information Technology 0.8%
Alibaba Group Holding Ltd.
2.80%, 06/06/23	300	288
Arrow Electronics Inc.
3.88%, 01/12/28	2,420	2,262
Ascend Learning LLC
6.88%, 08/01/25 (c)	1,280	1,295
CDK Global Inc.
5.88%, 06/15/26	305	312
Corning Inc.
4.38%, 11/15/57	4,565	4,039
Ensemble S Merger Sub Inc.
9.00%, 09/30/23 (c)	1,225	1,283
Fidelity National Information Services Inc.
3.63%, 10/15/20	3,124	3,144
First Data Corp.
7.00%, 12/01/23 (c)	550	573
5.75%, 01/15/24 (c)	620	621
GTT Communications Inc.
7.88%, 12/31/24 (c) (g)	1,255	1,246
Italics Merger Sub Inc.
7.13%, 07/15/23 (c)	1,285	1,299
Marvell Technology Group Ltd.
4.20%, 06/22/23	4,435	4,431
Match Group Inc.
5.00%, 12/15/27 (c)	1,375	1,279
Microchip Technology Inc.
4.33%, 06/01/23 (c)	4,555	4,565
Oracle Corp.
4.13%, 05/15/45	2,270	2,178
Project Homestake Merger Corp.
8.88%, 03/01/23 (c) (g)	1,020	968
Radiate Holdco LLC
6.88%, 02/15/23 (c)	75	71
		29,854
Materials 0.9%
AK Steel Corp.
6.38%, 10/15/25	1,350	1,255
Alcoa Nederland Holding BV
6.13%, 05/15/28 (c)	330	332
Anglo American Capital Plc
4.50%, 03/15/28 (c)	4,720	4,544
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22 (g)	684	696
Flex Acquisition Co. Inc.
6.88%, 01/15/25 (c)	1,320	1,273
7.88%, 07/15/26 (c)	215	214
	Shares/Par[1]	Value ($)
FMG Resources August 2006 Pty Ltd.
4.75%, 05/15/22 (c)	855	825
Georgia-Pacific LLC
3.60%, 03/01/25 (c)	4,575	4,545
Hexion Inc.
10.38%, 02/01/22 (c)	975	958
Inversiones CMPC SA
4.50%, 04/25/22	3,600	3,613
Mosaic Co.
4.05%, 11/15/27	4,880	4,649
Packaging Corp. of America
3.40%, 12/15/27	2,220	2,095
SunCoke Energy Inc.
7.50%, 06/15/25 (c)	1,270	1,292
UPL Corp. Ltd.
3.25%, 10/13/21	1,251	1,210
Vedanta Resources Plc
6.13%, 08/09/24	1,200	1,064
WestRock Co.
3.75%, 03/15/25 (c)	4,685	4,596
		33,161
Real Estate 1.0%
Alexandria Real Estate Equities Inc.
4.00%, 01/15/24	3,345	3,363
American Tower Corp.
3.38%, 10/15/26	5,000	4,628
3.60%, 01/15/28	4,495	4,170
Boston Properties LP
3.20%, 01/15/25	4,025	3,832
Crown Castle International Corp.
3.65%, 09/01/27	9,995	9,290
Digital Realty Trust LP
3.70%, 08/15/27	5,000	4,745
ESH Hospitality Inc.
5.25%, 05/01/25 (c)	1,345	1,297
Host Hotels & Resorts LP
4.00%, 06/15/25	828	804
MGM Growth Properties Operating Partnership LP
4.50%, 01/15/28	1,410	1,277
MPT Operating Partnership LP
5.25%, 08/01/26	10	10
5.00%, 10/15/27	1,375	1,313
		34,729
Telecommunication Services 1.1%
America Movil SAB de CV
3.13%, 07/16/22	1,500	1,473
AT&T Inc.
5.25%, 03/01/37	6,535	6,437
Axiata SPV 2 Bhd
3.47%, 11/19/20	6,500	6,475
Bharti Airtel International (Netherlands) BV
5.13%, 03/11/23	5,700	5,629
CB Escrow Corp.
8.00%, 10/15/25 (c)	635	596
Cincinnati Bell Inc.
7.00%, 07/15/24 (c)	780	712
Comcel Trust via Comunicaciones Celulares SA
6.88%, 02/06/24	400	411
Embarq Corp.
8.00%, 06/01/36	685	646
Frontier Communications Corp.
8.50%, 04/15/20	300	306
8.50%, 04/01/26 (c)	385	372
Greeneden U.S. Holdings II LLC
10.00%, 11/30/24 (c)	1,185	1,320
Intelsat Jackson Holdings SA
5.50%, 08/01/23	850	763
Iridium Communications Inc.
10.25%, 04/15/23 (c)	630	679
Orange SA
1.63%, 11/03/19	4,425	4,341
Radiate Holdco LLC
6.63%, 02/15/25 (c)	625	573

See accompanying Notes to Financial Statements.

45

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Sprint Capital Corp.
6.88%, 11/15/28	590	566
Sprint Corp.
7.13%, 06/15/24	875	882
Sprint Spectrum Co. LLC
4.74%, 03/20/25 (c)	2,380	2,365
Telefonica Chile SA
3.88%, 10/12/22	200	198
Telesat Canada
8.88%, 11/15/24 (c)	900	969
T-Mobile USA Inc.
4.50%, 02/01/26	675	630
Verizon Communications Inc.
3.50%, 11/01/24	4,500	4,372
		40,715
Utilities 2.9%
AEP Transmission Co. LLC
3.10%, 12/01/26	2,000	1,901
Ameren Corp.
3.65%, 02/15/26	5,000	4,842
Boston Gas Co.
3.15%, 08/01/27 (c)	5,000	4,714
Celeo Redes Operacion Chile SA
5.20%, 06/22/47	600	591
5.20%, 06/22/47 (c)	4,000	3,940
Cleveland Electric Illuminating Co.
3.50%, 04/01/28 (c)	1,500	1,424
Duke Energy Corp.
3.15%, 08/15/27	5,000	4,646
3.95%, 08/15/47	3,390	3,093
Duquesne Light Holdings Inc.
3.62%, 08/01/27 (c)	5,000	4,738
E.CL SA
5.63%, 01/15/21	4,000	4,133
Edison International
4.13%, 03/15/28	4,675	4,603
Emirates Sembcorp Water & Power Co. PJSC
4.45%, 08/01/35 (c)	1,000	944
Empresa Electrica Angamos SA
4.88%, 05/25/29 (g)	670	652
Eversource Energy
2.90%, 10/01/24	4,000	3,793
Exelon Corp.
3.40%, 04/15/26	5,712	5,444
Fermaca Enterprises S de RL de CV
6.38%, 03/30/38	4,577	4,691
Fortis Inc.
2.10%, 10/04/21	4,900	4,675
GNL Quintero SA
4.63%, 07/31/29	5,000	4,874
Inkia Energy Ltd.
5.88%, 11/09/27	200	187
Israel Electric Corp. Ltd.
5.00%, 11/12/24 (c)	600	616
ITC Holdings Corp.
3.25%, 06/30/26	3,000	2,821
NextEra Energy Capital Holdings Inc.
3.55%, 05/01/27	7,170	6,879
NextEra Energy Partners LP
4.50%, 09/15/27 (c)	1,378	1,288
NSTAR Electric Co.
3.20%, 05/15/27	5,000	4,792
Pampa Energia SA
7.50%, 01/24/27	4,500	4,028
PSEG Power LLC
3.85%, 06/01/23	3,385	3,368
Southern California Edison Co.
4.13%, 03/01/48	2,300	2,171
Southern Power Co.
1.95%, 12/15/19	3,200	3,146
2.50%, 12/15/21	3,800	3,675
Southwestern Electric Power Co.
2.75%, 10/01/26	3,000	2,754
	Shares/Par[1]	Value ($)
Superior Plus LP
7.00%, 07/15/26 (c)	955	962
Transelec SA
4.63%, 07/26/23	716	729
3.88%, 01/12/29 (c)	2,500	2,277
		103,391
Total Corporate Bonds And Notes (cost $920,998)		882,694
SENIOR LOAN INTERESTS 5.4%
Consumer Discretionary 0.9%
A-L Parent LLC
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.25%), 12/01/23 (b) (p)	66	66
1st Lien Term Loan, 5.35%, (3M LIBOR + 3.25%), 12/01/23 (b)	9	9
Allied Universal Holdco LLC
Term Loan, 5.84%, (3M LIBOR + 3.75%), 07/28/22 (b)	1,219	1,199
American Tire Distributors Holdings Inc.
Term Loan, 6.34%, (1M LIBOR + 4.25%), 10/01/21 (b)	544	352
CBS Radio Inc.
Term Loan B, 4.84%, (3M LIBOR + 2.75%), 11/18/24 (b)	587	578
Cengage Learning Acquisitions Inc.
Term Loan B, 6.34%, (3M LIBOR + 4.25%), 06/07/23 (b)	1,255	1,150
CH Hold Corp.
1st Lien Term Loan, 4.98%, (3M LIBOR + 3.00%), 02/01/24 (b)	920	919
ClubCorp Holdings Inc.
Term Loan B, 4.89%, (3M LIBOR + 3.25%), 08/16/24 (b)	1,101	1,087
Constellis Holdings LLC
1st Lien Term Loan, 7.30%, (1M LIBOR + 5.00%), 04/17/24 (b)	1,460	1,464
Delta 2 (LUX) SARL
Term Loan, 4.48%, (3M LIBOR + 2.50%), 02/01/24 (b)	389	383
DexKo Global Inc.
Incremental Term Loan, 5.80%, (3M LIBOR + 3.50%), 07/24/24 (b)	17	17
Equinox Holdings Inc.
1st Lien Term Loan, 4.98%, (1M LIBOR + 3.00%), 03/08/24 (b)	1,268	1,265
Explorer Holdings Inc.
Term Loan B, 5.81%, (3M LIBOR + 3.75%), 05/02/23 (b)	1,542	1,534
Federal-Mogul Holdings Corp.
Term Loan C, 5.73%, (3M LIBOR + 3.75%), 04/15/21 (b)	274	274
Term Loan C, 5.82%, (3M LIBOR + 3.75%), 04/15/21 (b)	826	827
Garda World Security Corp.
Term Loan, 5.80%, (3M LIBOR + 3.50%), 05/12/24 (b)	1,457	1,455
Term Loan, 7.50%, (3M Prime Rate + 2.50%), 05/12/24 (b)	4	4
Hayward Industries Inc.
1st Lien Term Loan, 5.48%, (3M LIBOR + 3.50%), 08/04/24 (b)	1,465	1,466
Intrawest Resorts Holdings Inc.
Term Loan B-1, 0.00%, (3M LIBOR + 3.00%), 06/28/24 (b) (p)	65	65
Term Loan B-1, 4.98%, (3M LIBOR + 3.25%), 06/28/24 (b)	1,463	1,460
IRB Holding Corp.
1st Lien Term Loan, 5.28%, (3M LIBOR + 3.25%), 01/17/25 (b)	608	609
1st Lien Term Loan, 5.25%, (3M LIBOR + 3.25%), 01/18/25 (b)	757	758
Jo-Ann Stores Inc.
Term Loan, 7.51%, (3M LIBOR + 5.00%), 09/29/23 (b)	923	915
Lions Gate Capital Holdings LLC
Term Loan B, 4.34%, (3M LIBOR + 2.25%), 03/20/25 (b)	304	303

See accompanying Notes to Financial Statements.

46

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
LTF Merger Sub Inc.
Term Loan B, 5.06%, (3M LIBOR + 2.75%), 06/22/22 (b)	1,327	1,322
Mavis Tire Express Services Corp.
1st Lien Term Loan, 5.33%, (3M LIBOR + 3.25%), 03/15/25 (b)	940	930
Delayed Draw Term Loan, 5.33%, (3M LIBOR + 3.25%), 03/15/25 (b)	8	8
Meredith Corp.
Term Loan B, 4.98%, (3M LIBOR + 3.00%), 01/17/25 (b)	464	463
Minimax GmbH & Co. KG
Term Loan B, 0.00%, (3M LIBOR + 3.00%), 06/18/25 (b) (p)	140	140
Mission Broadcasting Inc.
Term Loan B-2, 4.48%, (3M LIBOR + 2.50%), 01/17/24 (b)	160	160
Mohegan Tribal Gaming Authority
Term Loan B, 5.98%, (3M LIBOR + 4.00%), 10/30/23 (b)	427	402
National Vision Inc.
Term Loan, 4.73%, (3M LIBOR + 2.75%), 03/12/21 (b)	840	838
Nexstar Broadcasting Inc.
Term Loan B-2, 4.48%, (3M LIBOR + 2.50%), 01/17/24 (b)	1,235	1,233
Playa Resorts Holding BV
Term Loan B, 4.72%, (3M LIBOR + 2.75%), 04/07/24 (b)	1,476	1,456
Rentpath Inc.
Term Loan, 6.85%, (3M LIBOR + 4.75%), 12/17/21 (b)	995	903
Scientific Games International Inc.
Term Loan B-5, 4.84%, (3M LIBOR + 2.75%), 08/14/24 (b)	357	354
Term Loan B-5, 4.92%, (3M LIBOR + 2.75%), 08/14/24 (b)	1,501	1,489
Sinclair Television Group Inc.
Term Loan B, 0.00%, (3M LIBOR + 2.25%), 12/11/24 (b) (p)	810	806
Term Loan B, 4.70%, (3M LIBOR + 2.25%), 12/11/24 (b)	205	204
SIWF Holdings Inc.
1st Lien Term Loan, 6.32%, (3M LIBOR + 4.25%), 05/25/25 (b) (d)	1,120	1,124
Staples Inc.
Term Loan B, 6.36%, (3M LIBOR + 4.00%), 08/15/24 (b)	499	492
Stars Group Holdings BV
Incremental Term Loan, 0.00%, (3M LIBOR + 3.00%), 06/29/25 (b) (p)	335	335
Tenneco Inc.
1st Lien Term Loan B, 0.00%, (3M LIBOR + 2.75%), 06/18/25 (b) (p)	1,145	1,133
Travel Leaders Group LLC
1st Lien Term Loan, 7.00%, (3M LIBOR + 4.50%), 01/25/24 (b)	731	735
UFC Holdings LLC
1st Lien Term Loan, 5.24%, (3M LIBOR + 3.25%), 07/22/23 (b)	1,251	1,251
		33,937
Consumer Staples 0.2%
Albertsons LLC
Term Loan, 0.00%, (3M LIBOR + 3.00%), 05/02/23 (b) (p)	195	195
BJ's Wholesale Club Inc.
1st Lien Term Loan, 5.53%, (3M LIBOR + 3.50%), 01/26/24 (b)	1,538	1,536
CHG PPC Parent LLC
Term Loan B, 4.84%, (3M LIBOR + 2.75%), 03/16/25 (b) (d)	935	930
CSM Bakery Solutions LLC
1st Lien Term Loan, 6.31%, (1M LIBOR + 4.00%), 07/22/20 (b)	1,504	1,454
Hearthside Food Solutions LLC
Term Loan B, 5.09%, (3M LIBOR + 3.00%), 05/17/25 (b)	290	287
	Shares/Par[1]	Value ($)
KIK Custom Products Inc.
Term Loan B, 5.97%, (3M LIBOR + 4.00%), 08/26/22 (b)	1,070	1,061
		5,463
Energy 0.4%
Brazos Delaware II LLC
Term Loan B, 6.09%, (3M LIBOR + 4.00%), 05/16/25 (b)	1,405	1,405
Coronado Coal LLC
Term Loan B, 8.80%, (3M LIBOR + 6.50%), 03/21/25 (b)	431	434
Term Loan C, 8.80%, (3M LIBOR + 6.50%), 03/21/25 (b)	118	119
Covia Holdings Corp.
Term Loan, 6.05%, (3M LIBOR + 3.75%), 05/17/25 (b)	685	685
EG Finco Ltd.
Term Loan, 6.14%, (3M LIBOR + 4.00%), 06/30/25 (b)	1,257	1,245
EG Group Ltd.
Term Loan B, 6.34%, (3M LIBOR + 4.00%), 02/01/25 (b)	219	217
ExGen Renewables IV LLC
Term Loan B, 5.31%, (1M LIBOR + 3.00%), 11/15/24 (b)	466	467
Foresight Energy LLC
1st Lien Term Loan, 0.00%, (1M LIBOR + 5.75%), 03/16/22 (b) (p)	80	79
1st Lien Term Loan, 8.11%, (1M LIBOR + 5.75%), 03/16/22 (b)	1,339	1,329
Frontera Generation Holdings LLC
Term Loan B, 6.23%, (3M LIBOR + 4.25%), 04/25/25 (b)	1,465	1,462
FTS International Inc.
Term Loan B, 6.73%, (3M LIBOR + 4.75%), 04/16/21 (b)	477	478
Gavilan Resources LLC
2nd Lien Term Loan, 8.09%, (3M LIBOR + 6.00%), 02/24/24 (b)	185	181
Lucid Energy Group II LLC
1st Lien Term Loan, 5.09%, (3M LIBOR + 3.00%), 01/31/25 (b)	923	917
Oryx Southern Delaware Holdings LLC
Term Loan, 5.23%, (3M LIBOR + 3.25%), 02/26/25 (b) (e)	1,192	1,177
PowerTeam Services LLC
1st Lien Term Loan, 5.58%, (3M LIBOR + 3.25%), 02/28/25 (b)	1,746	1,723
Traverse Midstream Partners LLC
Term Loan, 5.85%, (3M LIBOR + 4.00%), 09/22/24 (b)	925	924
U.S. Silica Co.
Term Loan B, 6.13%, (3M LIBOR + 4.00%), 04/12/25 (b)	1,441	1,439
Ultra Resources Inc.
1st Lien Term Loan, 5.09%, (3M LIBOR + 3.00%), 04/14/24 (b)	590	542
		14,823
Financials 0.6%
Acrisure LLC
Term Loan B, 0.00%, (3M LIBOR + 4.25%), 11/07/23 (b) (p)	285	283
Term Loan B, 6.61%, (3M LIBOR + 4.25%), 11/22/23 (b)	1,366	1,360
AlixPartners LLP
Term Loan B, 5.05%, (3M LIBOR + 2.75%), 03/28/24 (b)	393	392
AssuredPartners Inc.
1st Lien Term Loan, 5.34%, (3M LIBOR + 3.25%), 10/22/24 (b)	1,585	1,576
Asurion LLC
Term Loan B-6, 4.73%, (3M LIBOR + 2.75%), 11/03/23 (b)	1,830	1,825
Term Loan, 0.00%, (3M LIBOR + 6.00%), 08/04/25 (b) (p)	400	405

See accompanying Notes to Financial Statements.

47

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
BCP Renaissance Parent LLC
Term Loan B, 5.86%, (3M LIBOR + 3.50%), 09/20/24 (b)	930	928
Capri Finance LLC
1st Lien Term Loan, 5.61%, (3M LIBOR + 3.25%), 10/04/24 (b)	1,192	1,181
Duff & Phelps Corp.
Term Loan B, 5.55%, (1M LIBOR + 3.25%), 12/04/24 (b)	823	819
Edelman Financial Group
Term Loan B, 0.00%, (3M LIBOR + 4.25%), 06/26/25 (b) (p)	575	574
2nd Lien Term Loan, 0.00%, (3M LIBOR + 4.25%), 06/26/26 (b) (p)	85	85
GTCR Valor Cos. Inc.
Term Loan B-1, 5.31%, (3M LIBOR + 3.25%), 06/30/23 (b)	1,404	1,400
Gulf Finance LLC
Term Loan B, 0.00%, (3M LIBOR + 5.25%), 08/25/23 (b) (p)	390	336
Intralinks Inc.
1st Lien Term Loan, 5.99%, (3M LIBOR + 4.00%), 11/10/24 (b)	1,254	1,251
ION Trading Technologies S.a.r.l.
Incremental Term Loan B, 0.00%, (1M LIBOR + 4.00%), 11/21/24 (b) (p)	1,455	1,440
McDermott Technology Americas Inc.
1st Lien Term Loan, 7.09%, (3M LIBOR + 5.00%), 04/04/25 (b)	1,581	1,587
SolarWinds Holdings Inc.
Term Loan B, 4.98%, (3M LIBOR + 3.00%), 02/06/24 (b)	766	765
Solera LLC
Term Loan B, 4.73%, (3M LIBOR + 2.75%), 03/03/23 (b)	1,836	1,826
TKC Holdings Inc.
1st Lien Term Loan, 5.73%, (3M LIBOR + 3.75%), 02/08/23 (b)	1,497	1,492
York Risk Services Holding Corp.
Term Loan B, 5.73%, (3M LIBOR + 3.75%), 10/01/21 (b)	1,314	1,272
		20,797
Health Care 0.7%
Acadia Healthcare Co. Inc.
Term Loan B-4, 4.48%, (3M LIBOR + 2.50%), 02/16/23 (b)	799	801
Air Methods Corp.
Term Loan B, 5.80%, (3M LIBOR + 3.50%), 04/12/24 (b)	920	881
Amneal Pharmaceuticals LLC
Term Loan B, 5.63%, (3M LIBOR + 3.50%), 03/26/25 (b)	1,550	1,545
Change Healthcare Holdings Inc.
Term Loan B, 4.73%, (3M LIBOR + 2.75%), 02/02/24 - 02/03/24 (b)	1,842	1,834
CHG Healthcare Services Inc.
1st Lien Term Loan B, 0.00%, (3M LIBOR + 3.00%), 06/07/23 (b) (p)	317	317
1st Lien Term Loan B, 5.36%, (3M LIBOR + 3.00%), 06/07/23 (b)	1,472	1,473
Concentra Inc.
1st Lien Term Loan, 4.74%, (3M LIBOR + 2.75%), 06/01/22 (b)	460	459
CVS Holdings I LP
1st Lien Term Loan, 5.10%, (3M LIBOR + 3.00%), 02/01/25 (b)	455	450
DentalCorp Perfect Smile ULC
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.75%), 05/09/25 (b) (p)	492	493
1st Lien Term Loan, 5.76%, (3M LIBOR + 3.75%), 05/09/25 (b)	232	232
1st Lien Delayed Draw Term Loan, 0.00%, (3M LIBOR + 3.75%), 06/01/25 (b) (p)	123	123
Envision Healthcare Corp.
Term Loan B, 5.10%, (3M LIBOR + 3.00%), 12/01/23 (b)	542	541
	Shares/Par[1]	Value ($)
Equian LLC
Term Loan B, 5.33%, (3M LIBOR + 3.25%), 05/20/24 (b)	1,437	1,431
Gentiva Health Services Inc.
1st Lien Delayed Draw Term Loan, 0.00%, (3M LIBOR + 3.75%), 06/20/25 (b) (p)	591	586
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.75%), 06/20/25 (b) (p)	939	932
2nd Lien Term Loan, 0.00%, (3M LIBOR + 7.00%), 06/21/26 (b) (e) (p)	365	369
Global Medical Response Inc.
Term Loan B-1, 5.28%, (3M LIBOR + 3.25%), 04/28/22 (b)	920	893
Jaguar Holding Co. II
Term Loan, 4.48%, (3M LIBOR + 2.50%), 08/18/22 (b)	902	897
Term Loan, 4.80%, (3M LIBOR + 2.50%), 08/18/22 (b)	989	983
Kindred Healthcare Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 5.00%), 06/21/25 (b) (p)	605	599
MedRisk Inc.
1st Lien Term Loan, 4.98%, (3M LIBOR + 3.00%), 01/24/25 (b)	553	550
MPH Acquisition Holdings LLC
Term Loan B, 5.08%, (3M LIBOR + 3.00%), 06/07/23 (b)	1,843	1,831
nThrive Inc.
1st Lien Term Loan, 6.48%, (3M LIBOR + 4.50%), 10/20/22 (b)	389	386
Parexel International Corp.
Term Loan B, 4.84%, (3M LIBOR + 3.00%), 08/06/24 (b)	1,382	1,373
Radiology Partners Holdings LLC
1st Lien Term Loan B, 0.00%, (3M LIBOR + 4.25%), 06/28/25 (b) (e) (p)	1,650	1,634
Select Medical Corp.
Term Loan B, 6.75%, (3M Prime Rate + 1.75%), 02/13/24 (b)	4	4
Term Loan B, 4.80%, (3M LIBOR + 2.75%), 06/30/24 (b)	1,372	1,368
Sound Inpatient Physicians
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.00%), 06/19/25 (b) (p)	320	320
Team Health Holdings Inc.
1st Lien Term Loan, 4.84%, (3M LIBOR + 2.75%), 01/12/24 (b)	1,188	1,140
U.S. Renal Care Inc.
Term Loan B, 6.55%, (3M LIBOR + 4.25%), 11/17/22 (b)	1,189	1,171
Valeant Pharmaceuticals International Inc.
Term Loan B, 4.98%, (3M LIBOR + 3.00%), 05/19/25 (b)	210	209
Wink Holdco Inc.
1st Lien Term Loan B, 4.98%, (3M LIBOR + 3.00%), 11/02/24 (b)	299	297
		26,122
Industrials 1.0%
Blount International Inc.
Term Loan B, 6.23%, (3M LIBOR + 4.25%), 12/31/20 (b)	309	311
Brand Energy & Infrastructure Services Inc.
Term Loan, 6.58%, (3M LIBOR + 4.25%), 06/16/24 (b)	8	8
Term Loan, 6.61%, (3M LIBOR + 4.25%), 06/16/24 - 06/17/24 (b)	1,554	1,555
Ceva Group Plc
Letter of Credit, 6.50%, (3M LIBOR + 5.50%), 03/12/21 (b) (e)	305	303
Ceva Intercompany BV
Term Loan, 7.86%, (3M LIBOR + 5.50%), 03/18/21 (b)	115	115
Ceva Logistics Canada ULC
Term Loan, 7.86%, (3M LIBOR + 5.50%), 03/18/21 (b)	59	58
Ceva Logistics US Holdings Inc.
Term Loan, 7.86%, (3M LIBOR + 5.50%), 03/12/21 (b)	494	492

See accompanying Notes to Financial Statements.

48

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Compass Power Generation LLC
Term Loan B, 5.84%, (3M LIBOR + 3.75%), 12/12/24 (b)	1,323	1,329
DAE Aviation Holdings Inc.
1st Lien Term Loan, 5.73%, (3M LIBOR + 3.75%), 06/25/22 (b)	1,328	1,329
EAB Global Inc.
1st Lien Term Loan, 6.11%, (3M LIBOR + 3.75%), 08/15/22 (b)	3	3
1st Lien Term Loan, 6.25%, (3M LIBOR + 3.75%), 08/15/22 (b)	1,289	1,268
Electrical Components International Inc.
1st Lien Term Loan, 6.59%, (3M LIBOR + 4.25%), 06/22/25 (b)	345	342
EXC Holdings III Corp.
1st Lien Term Loan, 0.00%, (1M LIBOR + 3.50%), 11/16/24 (b) (p)	260	260
1st Lien Term Loan, 5.48%, (1M LIBOR + 3.50%), 11/16/24 (b)	917	916
Filtration Group Corp.
1st Lien Term Loan, 5.30%, (3M LIBOR + 3.00%), 03/27/25 (b)	751	751
Gates Global LLC
Term Loan B, 5.05%, (3M LIBOR + 3.00%), 04/01/24 (b)	1,188	1,186
Gopher Resource LLC
1st Lien Term Loan, 5.48%, (3M LIBOR + 3.25%), 02/09/25 (b)	514	514
Harbor Freight Tools USA Inc.
Term Loan B, 4.48%, (3M LIBOR + 2.50%), 08/16/23 (b)	993	987
Harsco Corp.
Term Loan B-1, 4.25%, (3M LIBOR + 2.25%), 12/06/24 (b)	725	724
KBR Inc.
Term Loan B, 5.84%, (3M LIBOR + 3.75%), 03/29/25 (b)	830	830
Kenan Advantage Group Inc.
Term Loan, 4.98%, (1M LIBOR + 3.00%), 07/22/22 (b)	1,114	1,111
Milacron LLC
Term Loan B, 4.48%, (3M LIBOR + 2.5%), 09/23/23 (b)	1,432	1,421
Pike Corp.
Term Loan B, 0.00%, (3M LIBOR + 3.50%), 03/13/25 (b) (p)	400	401
Term Loan B, 5.49%, (3M LIBOR + 3.50%), 03/13/25 (b)	1,390	1,393
Pisces Midco Inc.
Term Loan, 6.09%, (3M LIBOR + 3.75%), 04/12/25 (b)	1,010	1,007
PODS LLC
Term Loan B-3, 5.05%, (1M LIBOR + 3.00%), 11/20/24 (b)	1,476	1,468
1st Lien Term Loan, 4.78%, (3M LIBOR + 2.75%), 11/21/24 (b)	301	299
Prime Security Services Borrower LLC
1st Lien Term Loan, 4.84%, (3M LIBOR + 2.75%), 05/02/22 (b)	1,462	1,453
Robertshaw US Holding Corp.
1st Lien Term Loan, 5.50%, (3M LIBOR + 3.50%), 02/14/25 (b)	911	908
SMG Holdings Inc.
1st Lien Term Loan, 5.34%, (3M LIBOR + 3.25%), 01/11/25 (b)	663	662
Southern Graphics Inc.
1st Lien Term Loan, 5.23%, (3M LIBOR + 3.50%), 11/21/22 (b)	1,229	1,225
SRS Distribution Inc.
1st Lien Term Loan, 5.58%, (3M LIBOR + 3.25%), 05/19/25 (b)	200	197
Syncreon Global Finance (US) Inc.
Term Loan B, 6.61%, (3M LIBOR + 4.25%), 10/28/20 (b)	512	483
Titan Acquisition Ltd.
Term Loan B, 5.09%, (3M LIBOR + 3.00%), 03/16/25 (b)	1,651	1,624
	Shares/Par[1]	Value ($)
TransDigm Inc.
Term Loan E, 4.48%, (3M LIBOR + 2.75%), 06/09/23 (b)	1,331	1,321
Term Loan E, 5.05%, (3M LIBOR + 2.75%), 06/09/23 (b)	506	502
Term Loan E, 4.48%, (3M LIBOR + 2.5%), 05/14/25 (b)	745	739
USIC Holdings Inc.
Incremental Term Loan, 0.00%, (3M LIBOR + 3.25%), 12/02/23 (b) (p)	89	89
Term Loan B, 5.24%, (3M LIBOR + 3.25%), 12/09/23 (b)	9	9
Term Loan B, 5.28%, (3M LIBOR + 3.25%), 12/09/23 (b)	57	57
West Corp.
Term Loan, 5.98%, (3M LIBOR + 4.00%), 10/03/24 (b)	616	614
Term Loan B-1, 5.48%, (3M LIBOR + 3.50%), 10/10/24 (b)	455	451
WP CPP Holdings LLC
Term Loan, 0.00%, (3M LIBOR + 3.75%), 04/30/25 (b) (p)	380	381
Term Loan, 6.28%, (3M LIBOR + 3.75%), 04/30/25 (b)	520	522
Yak Access LLC
1st Lien Term Loan B, 0.00%, (3M LIBOR + 5.00%), 06/29/25 (b) (p)	1,125	1,091
Zodiac Pool Solutions LLC
1st Lien Term Loan, 6.30%, (3M LIBOR + 4.00%), 12/20/23 (b)	1,213	1,211
Term Loan B, 0.00%, (3M Prime Rate + 3.00%), 03/07/25 (b) (p)	450	448
		34,368
Information Technology 0.9%
Access CIG LLC
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.75%), 02/14/25 (b) (p)	443	443
1st Lien Term Loan, 5.73%, (3M LIBOR + 3.75%), 02/14/25 (b)	337	337
Delayed Draw Term Loan, 0.00%, (3M LIBOR + 3.75%), 02/15/25 (b) (p)	47	47
Almonde Inc.
1st Lien Term Loan, 5.81%, (3M LIBOR + 3.50%), 04/26/24 (b)	942	924
2nd Lien Term Loan, 9.56%, (3M LIBOR + 7.25%), 04/27/25 (b)	930	894
Applied Systems Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.00%), 09/06/24 (b) (p)	400	400
1st Lien Term Loan, 5.30%, (3M LIBOR + 3.25%), 09/06/24 (b)	1,460	1,461
Ascend Learning LLC
Term Loan B, 5.09%, (3M LIBOR + 3.00%), 06/29/24 (b)	1,191	1,187
Blackhawk Network Holdings Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.00%), 05/31/25 (b) (p)	260	259
1st Lien Term Loan, 5.07%, (3M LIBOR + 3.00%), 05/31/25 (b)	415	413
BMC Software Finance Inc.
Term Loan B, 0.00%, (3M LIBOR + 3.25%), 06/30/25 (b) (e) (p)	1,775	1,764
Bright Bidco BV
Term Loan B, 5.48%, (3M LIBOR + 3.50%), 06/28/24 (b)	190	188
Term Loan B, 5.80%, (3M LIBOR + 3.50%), 06/28/24 (b)	898	891
Colorado Buyer Inc.
Term Loan B, 5.36%, (1M LIBOR + 3.00%), 03/15/24 (b)	1,377	1,374
2nd Lien Term Loan, 9.61%, (3M LIBOR + 7.25%), 05/01/25 (b)	185	184
Compuware Corp.
Term Loan B-3, 5.59%, (1M LIBOR + 3.50%), 12/15/21 (b)	1,214	1,215
Cvent Inc.
1st Lien Term Loan, 5.73%, (3M LIBOR + 3.75%), 11/30/24 (b)	1,471	1,468

See accompanying Notes to Financial Statements.

49

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Flexential Intermediate Corp.
1st Lien Term Loan, 5.83%, (3M LIBOR + 3.50%), 07/24/24 (b)	1,470	1,451
Flexera Software LLC
1st Lien Term Loan, 5.24%, (3M LIBOR + 3.25%), 01/24/25 (b)	1,456	1,451
GTT Communications Inc.
Term Loan B, 4.88%, (3M LIBOR + 2.75%), 04/27/25 (b)	1,755	1,727
Hyland Software Inc.
1st Lien Term Loan, 5.23%, (3M LIBOR + 3.25%), 07/01/22 (b)	867	867
Informatica LLC
Term Loan, 5.23%, (3M LIBOR + 3.25%), 08/05/22 (b)	896	897
Kronos Inc.
Term Loan B, 5.36%, (3M LIBOR + 3.00%), 11/01/23 (b)	1,854	1,849
Mitchell International Inc.
Delayed Draw Term Loan, 5.22%, (3M LIBOR + 3.25%), 11/21/24 (b)	96	95
1st Lien Term Loan, 5.23%, (3M LIBOR + 3.25%), 11/21/24 (b)	1,186	1,177
2nd Lien Term Loan, 9.23%, (3M LIBOR + 7.25%), 12/01/25 (b)	240	239
Optiv Security Inc.
1st Lien Term Loan, 5.25%, (3M LIBOR + 3.25%), 01/27/24 (b)	566	549
Plantronics Inc.
Term Loan B, 0.00%, (3M LIBOR + 2.50%), 06/01/25 (b) (p)	870	867
PowerSchool
Term Loan B, 0.00%, (3M LIBOR + 3.25%), 06/15/25 (b) (e) (p)	355	352
Project Alpha Intermediate Holding Inc.
Term Loan B, 5.99%, (3M LIBOR + 3.50%), 04/26/24 (b)	1,188	1,181
Quest Software US Holdings Inc.
1st Lien Term Loan, 6.58%, (3M LIBOR + 4.25%), 05/17/25 (b)	921	916
Radiate Holdco LLC
1st Lien Term Loan, 5.09%, (3M LIBOR + 3.00%), 12/09/23 (b)	756	744
Renaissance Holding Corp.
Term Loan, 5.23%, (3M LIBOR + 3.25%), 05/21/25 (b)	405	403
Sirius Computer Solutions Inc.
Term Loan, 6.23%, (3M LIBOR + 4.25%), 10/30/22 (b)	1,300	1,300
Skillsoft Corp.
1st Lien Term Loan, 6.84%, (1M LIBOR + 4.75%), 04/22/21 (b)	320	302
Sophia LP
Term Loan B, 5.58%, (1M LIBOR + 3.25%), 09/30/22 (b)	1,808	1,799
Vertafore Inc.
1st Lien Term Loan B, 0.00%, (3M LIBOR + 3.25%), 06/04/25 (b) (p)	1,095	1,087
VF Holding Corp.
Term Loan, 5.23%, (3M LIBOR + 3.25%), 06/30/23 (b)	1,278	1,269
		33,971
Materials 0.4%
Aleris International Inc.
Term Loan, 6.86%, (3M LIBOR + 4.75%), 04/15/23 (b)	695	688
Avantor Inc.
1st Lien Term Loan, 6.09%, (3M LIBOR + 4.00%), 09/22/24 (b)	1,453	1,460
BWAY Holding Co.
Term Loan B, 5.59%, (3M LIBOR + 3.25%), 04/03/24 (b)	1,467	1,458
Forterra Finance LLC
Term Loan B, 4.98%, (1M LIBOR + 3.00%), 10/25/23 (b)	994	927
	Shares/Par[1]	Value ($)
GrafTech Finance Inc.
Term Loan B, 5.50%, (3M LIBOR + 3.50%), 02/01/25 (b)	1,815	1,803
Invictus U.S. LLC
1st Lien Term Loan, 5.10%, (3M LIBOR + 3.00%), 02/14/25 (b)	364	364
Klockner-Pentaplast of America Inc.
Term Loan B-2, 6.23%, (3M LIBOR + 4.25%), 06/30/22 (b)	1,191	1,138
Phoenix Services International LLC
Term Loan, 5.75%, (3M LIBOR + 3.75%), 01/29/25 (b)	464	464
PQ Corp.
Term Loan B, 4.59%, (3M LIBOR + 2.50%), 02/08/25 (b)	1,193	1,187
Pro Mach Group Inc.
Term Loan B, 5.02%, (3M LIBOR + 3.00%), 03/07/25 (b)	923	910
Reynolds Group Holdings Inc.
Term Loan, 0.00%, (3M LIBOR + 2.75%), 02/05/23 (b) (p)	660	658
Term Loan, 4.73%, (3M LIBOR + 2.75%), 02/05/23 (b)	533	531
Solenis International LP
1st Lien Term Loan, 0.00%, (3M LIBOR + 4.00%), 12/18/25 (b) (p)	935	932
2nd Lien Term Loan, 10.68%, (3M LIBOR + 8.50%), 06/18/26 (b)	195	191
Vantage Specialty Chemicals Inc.
1st Lien Term Loan, 6.30%, (3M LIBOR + 4.00%), 10/20/24 (b)	918	923
		13,634
Telecommunication Services 0.3%
Avaya Inc.
Term Loan B, 6.32%, (3M LIBOR + 4.25%), 11/09/24 (b)	1,302	1,303
CenturyLink Inc.
Term Loan B, 4.73%, (3M LIBOR + 2.75%), 01/15/25 (b)	1,593	1,560
Cincinnati Bell Inc.
Term Loan, 5.57%, (3M LIBOR + 3.25%), 10/02/24 (b)	875	874
Digicel International Finance Ltd.
Term Loan B, 5.61%, (3M LIBOR + 3.25%), 05/27/24 (b)	1,112	1,060
Greeneden US Holdings II LLC
Term Loan B, 5.80%, (3M LIBOR + 3.50%), 12/01/23 (b)	1,467	1,466
Intelsat Jackson Holdings SA
Term Loan B-3, 5.85%, (3M LIBOR + 3.75%), 11/27/23 (b)	1,455	1,450
Securus Technologies Holdings Inc.
1st Lien Term Loan, 6.48%, (3M LIBOR + 4.50%), 06/20/24 (b)	1,510	1,516
Delayed Draw Term Loan, 0.00%, (3M LIBOR + 4.50%), 11/01/24 (b) (p)	220	221
Telesat Canada
Term Loan B-4, 5.31%, (3M LIBOR + 2.50%), 11/17/23 (b)	1,181	1,171
		10,621
Total Senior Loan Interests (cost $195,531)		193,736
GOVERNMENT AND AGENCY OBLIGATIONS 44.4%
Collateralized Mortgage Obligations 7.1%
Federal Home Loan Mortgage Corp.
Series 300-336, 3.00%, 08/15/44	44,409	43,091
Interest Only, Series FH-S358A, 3.00%, 10/15/47	9,163	8,871
Series JZ-1507, REMIC, 7.00%, 05/15/23	35	37
Series LZ-2764, REMIC, 4.50%, 03/15/34	3,729	3,906
Series T-A1-75, REMIC, 2.00%, (1M US LIBOR + 0.04%), 12/25/36 (b)	175	174
Series ZL-3979, REMIC, 3.50%, 01/15/42	4,745	4,649
Series QD-4076, REMIC, 2.50%, 11/15/41	5,920	5,635
Series AG-4729, REMIC, 3.00%, 01/15/44	25,110	24,040
Series GS-PA-4381, REMIC, 3.00%, 07/15/46	29,352	28,837
Federal National Mortgage Association
Series 2006-3A2-5, REMIC, 3.57%, 05/25/35 (b)	27	28

See accompanying Notes to Financial Statements.

50

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Series 2012-KB-150, REMIC, 1.75%, 01/25/43	29,113	27,416
Principal Only, Series 2015-PO-67, REMIC, 0.00%, 09/25/43 (n)	13,515	10,138
Series 2014-A-23, REMIC, 3.00%, 05/25/44	24,633	23,780
Series 2016-CZ-72, REMIC, 3.00%, 10/25/46	18,831	16,788
Principal Only, Series 2018-PO-21, REMIC, 0.00%, 04/25/48 (n)	36,367	28,505
Series 2018-A-33, REMIC, 3.00%, 05/25/48	27,475	26,518
		252,413
Commercial Mortgage-Backed Securities 0.0%
Federal Home Loan Mortgage Corp.
Interest Only, Series X1-K023, REMIC, 1.39%, 08/25/22 (b)	28,967	1,250
Mortgage-Backed Securities 8.1%
Federal Home Loan Mortgage Corp.
3.76%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity +/- MBS Spread), 07/01/27 (b)	—	—
3.00%, 01/01/47	34,425	33,343
3.00%, 08/01/46 - 06/01/47	136,253	132,008
3.50%, 10/01/47	48,195	47,970
Federal National Mortgage Association
5.50%, 12/01/18 - 09/01/25	190	201
3.89%, 07/01/21	2,605	2,665
3.33%, 11/01/21	88	89
3.16%, 05/01/22	11,188	11,232
2.31%, 08/01/22	4,000	3,897
4.00%, 07/01/18 - 01/01/46	17,262	17,710
2.87%, 09/01/27	2,800	2,679
3.20%, (12M US LIBOR +/- MBS Spread), 01/01/35 (b)	429	437
3.79%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity +/- MBS Spread), 01/01/36 (b)	5,469	5,762
4.50%, 07/01/18 - 07/01/42	10,321	10,725
2.86%, (12M US Federal Reserve Cumulative Average CMT +/- MBS Spread), 09/01/40 (b)	2	2
2.66%, (12M US Federal Reserve Cumulative Average CMT +/- MBS Spread), 06/01/43 (b)	157	159
5.00%, 05/01/37 - 04/01/44	2,048	2,191
Government National Mortgage Association
3.38%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity +/- MBS Spread), 02/20/27 - 02/20/32 (b)	42	44
2.63%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity +/- MBS Spread), 05/20/26 - 05/20/30 (b)	23	23
5.00%, 02/15/38 - 07/15/41	11,922	12,772
3.00%, 11/15/44 - 07/15/45	5,007	4,919
		288,828
Municipal 0.1%
Missouri Highway & Transportation Commission
5.06%, 05/01/24	1,150	1,251
State of California
7.55%, 04/01/39	1,570	2,315
		3,566
Sovereign 5.7%
Argentina Republic Government International Bond
6.88%, 01/26/27	3,700	3,321
5.88%, 01/11/28	1,550	1,263
6.63%, 07/06/28	1,150	973
Australia Government Bond
1.75%, 11/21/20, AUD	4,350	3,196
3.25%, 04/21/25, AUD	4,750	3,682
Banco del Estado de Chile
4.13%, 10/07/20	5,000	5,062
3.88%, 02/08/22	1,000	997
Banco Latinoamericano de Comercio Exterior SA
3.25%, 05/07/20	4,500	4,434
Belgium Government Bond
0.80%, 06/22/25, EUR (c)	1,900	2,305
1.00%, 06/22/26, EUR (c)	4,200	5,138
Bundesrepublik Deutschland
0.00%, 08/15/26, EUR (n)	1,300	1,502
0.25%, 02/15/27, EUR	1,900	2,230
	Shares/Par[1]	Value ($)
Canada Government Bond
2.75%, 06/01/22, CAD	3,000	2,343
1.50%, 06/01/23, CAD	3,500	2,593
Chile Government International Bond
3.13%, 03/27/25	8,600	8,314
Czech Republic Government Bond
0.45%, 10/25/23, CZK	185,000	7,821
France Government Bond OAT
0.25%, 11/25/26, EUR	3,825	4,411
1.00%, 05/25/27, EUR	2,735	3,339
Hungary Government Bond
3.50%, 06/24/20, HUF	1,000,000	3,696
Indonesia Government International Bond
4.88%, 05/05/21	3,500	3,601
Ireland Government Bond
5.40%, 03/13/25, EUR	2,900	4,521
1.00%, 05/15/26, EUR	3,900	4,720
Israel Government Bond
4.25%, 03/31/23, ILS	8,250	2,576
1.75%, 08/31/25, ILS	16,000	4,383
Israel Government International Bond
4.00%, 06/30/22	7,500	7,683
3.15%, 06/30/23	400	394
Japan Government Bond
0.30%, 12/20/25, JPY	400,000	3,701
2.20%, 09/20/27, JPY	425,000	4,607
0.10%, 09/20/26 - 12/20/27, JPY	1,055,000	9,608
2.10%, 12/20/27, JPY	349,000	3,769
1.90%, 12/20/28, JPY	315,000	3,387
1.50%, 06/20/34, JPY	350,000	3,741
1.30%, 06/20/35, JPY	400,000	4,166
1.20%, 09/20/35, JPY	335,000	3,434
Malaysia Sovereign Sukuk Bhd
3.04%, 04/22/25	5,038	4,796
Mexico Bonos
6.50%, 06/09/22, MXN	121,800	5,879
Mexico Government International Bond
4.00%, 10/02/23	7,500	7,509
4.15%, 03/28/27	2,635	2,594
3.75%, 01/11/28 (g)	4,050	3,824
New Zealand Government Bond
2.75%, 04/15/25, NZD	5,000	3,443
Panama Government International Bond
4.00%, 09/22/24	8,000	8,073
Philippine Government International Bond
4.20%, 01/21/24	9,000	9,158
Poland Government Bond
1.50%, 04/25/20, PLN	22,675	6,038
Portugal Obrigacoes do Tesouro OT
2.20%, 10/17/22, EUR (c)	2,100	2,638
2.88%, 10/15/25, EUR (c)	2,900	3,757
Provincia de Buenos Aires
7.88%, 06/15/27 (g)	3,150	2,764
South Africa Government Bond
7.75%, 02/28/23, ZAR	14,875	1,062
8.00%, 01/31/30, ZAR	34,850	2,317
Spain Government Bond
0.40%, 04/30/22, EUR	2,800	3,304
1.60%, 04/30/25, EUR (c)	4,150	5,107
Wakala Global Sukuk Bhd
4.65%, 07/06/21 (g)	1,000	1,036
		204,210
Treasury Inflation Indexed Securities 1.7%
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/22 (q)	46,823	45,865
0.38%, 07/15/27 (q)	15,722	15,294
		61,159
U.S. Government Agency Obligations 0.0%
Small Business Administration Participation Certificates
6.29%, 01/01/21	2	2
5.13%, 09/01/23	6	6
5.52%, 06/01/24	91	94
		102

See accompanying Notes to Financial Statements.

51

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
U.S. Treasury Securities 21.7%
U.S. Treasury Bond
3.63%, 08/15/43	32,550	36,217
3.75%, 11/15/43	2,800	3,179
3.38%, 05/15/44	14,900	15,943
2.88%, 08/15/45	26,500	25,937
2.88%, 11/15/46	27,250	26,650
3.00%, 02/15/47	21,600	21,651
2.75%, 11/15/42 - 11/15/47	64,100	61,311
U.S. Treasury Note
1.13%, 01/31/19 - 06/30/21	42,460	40,750
1.75%, 11/30/19 - 04/30/22	83,600	82,408
1.38%, 04/30/20 - 08/31/20	4,100	4,006
2.00%, 09/30/20 - 08/15/25	87,600	85,921
1.50%, 10/31/19 - 01/31/22	48,700	48,041
2.50%, 05/15/24	2,000	1,968
2.38%, 08/15/24	1,900	1,854
1.88%, 01/31/22 - 08/31/24	48,050	45,777
2.13%, 08/31/20 - 09/30/24	77,600	75,634
1.63%, 06/30/20 - 02/15/26	44,740	43,527
2.00%, 12/31/21 - 11/15/26	5,800	5,524
2.25%, 10/31/24 - 11/15/27	158,540	151,598
		777,896
Total Government And Agency Obligations (cost $1,613,257)		1,589,424
OTHER EQUITY INTERESTS 0.0%
General Motors Co. Escrow (e) (j) (r)	128	—
T-Mobile USA Inc. Escrow (e) (j)	375	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 1.5%
Securities Lending Collateral 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95% (s)	26,295	26,295
Treasury Securities 0.7%
U.S. Treasury Bill
1.94%, 09/06/18 (t)	14,550	14,500
2.10%, 12/06/18 (t)	11,400	11,299
		25,799
Total Short Term Investments (cost $52,092)		52,094
Total Investments 99.5% (cost $3,602,612)		3,564,307
Other Assets and Liabilities, Net 0.5%		18,264
Total Net Assets 100.0%		3,582,571

(a)  The Fund had an unfunded commitment at June 30, 2018. See Unfunded Commitments in the Schedules of Investments.

(b)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c)  The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2018, the value and the percentage of net assets of these liquid securities was $699,325 and 19.5%, respectively.

(d)  Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

Shares/Par[1]	Value ($)

(e)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(f)   Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2018.

(g)  All or portion of the security was on loan.

(h)  The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(i)   Perpetual security. Next contractual call date presented, if applicable.

(j)   Non-income producing security.

(k)  Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(l)   The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(m)   Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(n)  Security issued with a zero coupon. Income is recognized through the accretion of discount.

(o)   Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(p)   This senior loan will settle after June 30, 2018. The reference rate and spread presented will go into effect upon settlement.

(q)  Treasury inflation indexed note, par amount is adjusted for inflation.

(r)  Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(s)   Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

(t)   The coupon rate represents the yield to maturity.

JNL/DoubleLine Shiller Enhanced CAPE Fund (a)
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 45.5%
5 Bryant Park Mortgage Trust
Series 2018-F-5BP, 4.35%, (1M US LIBOR + 2.45%), 06/15/20 (b) (c)	2,913	2,913
AIMCO CLO Corp.
Series 2014-AR-AA, 3.46%, (3M US LIBOR + 1.10%), 07/20/26 (b) (c)	5,000	5,001
Ajax Mortgage Loan Trust
Series 2016-A-1, 4.25%, 07/25/47 (c) (d)	3,405	3,441
Allegro CLO VII Ltd.
Series 2018-A-1A, 3.44%, (3M US LIBOR + 1.10%), 06/13/31 (b) (c) (e)	3,000	3,000
ALM XIX LLC
Series 2016-A1-19A, 3.90%, (3M US LIBOR + 1.55%), 07/15/28 (b) (c)	5,000	5,008
Series 2016-A2-19A, 4.55%, (3M US LIBOR + 2.20%), 07/15/28 (b) (c)	5,000	5,018
Alternative Loan Trust
Series 2006-A16-19CB, REMIC, 6.00%, 08/25/36	1,543	1,381
Series 2006-2A6-29T1, REMIC, 6.50%, 10/25/36	1,340	1,187
Americold LLC Trust
Series 2010-C-ARTA, REMIC, 6.81%, 01/14/21 (c)	410	436
Anchorage Capital CLO 6 Ltd.
Series 2015-AR-6A, 3.62%, 07/15/30 (c)	3,000	3,006
Anchorage Capital CLO Ltd.
Series 2014-A-5RA, 3.34%, (3M US LIBOR + 0.99%), 01/15/30 (b) (c)	1,000	1,000
Apidos CLO XXIV
Series 2016-A2-24A, 4.36%, (3M US LIBOR + 2.00%), 07/20/27 (b) (c)	5,000	5,003
Arcadia Receivables Credit Trust
Series 2017-A-1, 3.25%, 06/15/23 (c)	966	969
Atlas Senior Loan Fund X Ltd.
Series 2018-A-10A, 3.44%, (3M US LIBOR + 1.09%), 01/15/31 (b) (c)	1,000	998
Atrium Hotel Portfolio Trust
Series 2017-E-ATRM, 5.12%, (1M US LIBOR + 3.05%), 12/15/19 (b) (c)	1,692	1,691
Series 2018-E-ATRM, REMIC, 5.36%, (1M US LIBOR + 3.40%), 06/15/21 (b) (c)	2,913	2,913

See accompanying Notes to Financial Statements.

52

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Avant Loans Funding Trust
Series 2017-A-A, 2.41%, 03/15/21 (c)	18	18
Banc of America Alternative Loan Trust
Series 2005-2CB1-10, REMIC, 6.00%, 11/25/35	1,080	1,079
Series 2006-3CB1-1, REMIC, 6.50%, 02/25/36	955	949
BANK 2017-BNK4
Interest Only, Series 2017-XA-BNK4, REMIC, 1.61%, 05/15/50 (b)	16,148	1,456
Bayview Opportunity Master Fund IVA Trust
Series 2018-A1-RN3, REMIC, 3.67%, 03/28/33 (c) (d)	8,840	8,840
Bayview Opportunity Master Fund IVB Trust
Series 2018-A1-SBR2, 3.84%, 04/28/33 (c) (d)	9,412	9,421
BBCMS Trust
Series 2017-E-GLKS, 4.92%, (1M US LIBOR + 2.85%), 11/15/19 (b) (c)	2,480	2,481
Series 2015-D-STP, REMIC, 4.43%, 09/10/20 (b) (c)	425	422
Series 2017-C-DELC, REMIC, 3.27%, (1M US LIBOR + 1.20%), 08/15/19 (b) (c)	331	331
Series 2017-D-DELC, REMIC, 3.77%, (1M US LIBOR + 1.70%), 08/15/19 (b) (c)	377	381
Series 2017-E-DELC, REMIC, 4.57%, (1M US LIBOR + 2.50%), 08/15/19 (b) (c)	789	792
Series 2017-F-DELC, REMIC, 5.57%, (1M US LIBOR + 3.50%), 08/15/19 (b) (c)	756	759
Series 2014-E-BXO, REMIC, 4.63%, (1M US LIBOR + 2.56%), 08/15/27 (b) (c)	2,669	2,681
Interest Only, Series 2017-XA-C1, REMIC, 1.69%, 02/15/50 (b)	22,714	2,239
BB-UBS Trust
Series 2012-TE-TFT, REMIC, 3.68%, 06/05/20 (b) (c)	3,283	2,998
Bear Stearns Alt-A Trust
Series 2006-31A1-4, REMIC, 4.31%, 07/25/36 (b)	6,388	5,885
Bear Stearns Asset Backed Securities I Trust
Series 2006-M1-2, REMIC, 2.51%, (1M US LIBOR + 0.42%), 07/25/36 (b)	787	788
Benefit Street Partners CLO III Ltd.
Series 2013-A1R-IIIA, 3.61%, (3M US LIBOR + 1.25%), 07/20/29 (b) (c)	2,000	2,006
BlueMountain CLO Ltd.
Series 2015-D-2A, 5.91%, (3M US LIBOR + 3.55%), 07/18/27 (b) (c)	500	500
Series 2013-A1R-1A, 3.76%, (3M US LIBOR + 1.40%), 01/20/29 (b) (c)	1,000	1,002
BSPRT Issuer Ltd.
Series 2017-B-FL1, 4.47%, (1M US LIBOR + 2.40%), 02/15/22 (b) (c)	1,390	1,394
BX Commercial Mortgage Trust
Series 2018-D-BIOA, REMIC, 3.39%, (1M US LIBOR + 1.32%), 02/15/20 (b) (c)	810	806
Series 2018-E-BIOA, REMIC, 4.02%, (1M US LIBOR + 1.95%), 02/15/20 (b) (c)	2,025	2,015
BX Trust
Series 2017-D-IMC, 4.32%, (1M US LIBOR + 2.25%), 10/15/19 (b) (c)	914	914
Series 2017-E-IMC, 5.32%, (1M US LIBOR + 3.25%), 10/15/19 (b) (c)	1,475	1,479
Series 2018-E-GW, 3.87%, 05/15/25 (b) (c)	968	969
Series 2018-F-GW, 4.32%, 05/15/25 (b) (c)	968	969
Series 2018-G-GW, 4.82%, 05/15/25 (b) (c)	968	969
Series 2018-F-MCSF, REMIC, 4.72%, (1M US LIBOR + 2.65%), 04/15/20 (b) (c)	2,887	2,865
Carlyle Global Market Strategies CLO Ltd.
Series 2012-AR-4A, 3.81%, (3M US LIBOR + 1.45%), 01/20/29 (b) (c)	1,000	1,004
Carlyle US CLO Ltd.
Series 2017-A1A-1A, 3.66%, (3M US LIBOR + 1.30%), 04/20/31 (b) (c)	1,000	1,001
Cavalry CLO Ltd.
Series 2014-AR-4R, 3.20%, (3M US LIBOR + 0.85%), 10/15/26 (b) (c)	4,500	4,494
Cent CLO 21 Ltd.
Series 2014-A1AR-21A, 3.58%, (3M US LIBOR + 1.21%), 07/27/26 (b) (c)	500	500
	Shares/Par[1]	Value ($)
CFCRE Commercial Mortgage Trust
Interest Only, Series 2017-XA-C8, 1.83%, 06/15/50 (b)	16,478	1,704
Interest Only, Series 2016-XA-C3, REMIC, 1.22%, 12/12/25 (b)	5,044	323
Series 2016-C-C4, REMIC, 5.04%, 04/10/26 (b)	2,332	2,361
Interest Only, Series 2016-XA-C4, REMIC, 1.90%, 05/10/58 (b)	27,970	2,840
CFIP CLO Ltd.
Series 2014-AR-1A, 3.66%, (3M US LIBOR + 1.32%), 07/13/29 (b) (c)	7,500	7,530
CGGS Commerical Mortgage Trust
Series 2018-D-WSS, REMIC, 4.37%, (1M US LIBOR + 2.30%), 02/15/20 (b) (c)	2,837	2,857
CHT Mortgage Trust
Series 2017-E-CSMO, REMIC, 5.07%, (1M US LIBOR + 3.00%), 11/15/19 (b) (c)	761	765
Series 2017-F-CSMO, REMIC, 5.82%, (1M US LIBOR + 3.74%), 11/15/19 (b) (c)	406	408
CIM Trust
Series 2016-A1-3, REMIC, 4.48%, (1M US LIBOR + 2.50%), 02/25/56 (b) (c)	3,863	4,002
Citigroup Commercial Mortgage Trust
Series 2018-E-TBR, 4.87%, (1M US LIBOR + 2.80%), 12/15/19 (b) (c)	4,739	4,750
Series 2018-F-TBR, 5.72%, (1M US LIBOR + 3.65%), 12/15/19 (b) (c)	4,510	4,526
Series 2015-C-GC27, REMIC, 4.58%, 01/10/25 (b)	828	799
Series 2015-C-GC35, REMIC, 4.65%, 11/10/25	311	303
Interest Only, Series 2014-XA-GC19, REMIC, 1.35%, 03/10/47 (b)	34,283	1,553
Interest Only, Series 2014-XA-GC21, REMIC, 1.38%, 05/10/47 (b)	31,616	1,692
Interest Only, Series 2015-XA-GC35, REMIC, 1.03%, 11/10/48 (b)	3,995	176
Interest Only, Series 2016-XA-GC36, REMIC, 1.48%, 02/10/49 (b)	4,274	322
Interest Only, Series 2016-XA-GC37, REMIC, 1.96%, 04/10/49 (b)	8,521	900
Interest Only, Series 2016-XA-P3, REMIC, 1.87%, 04/15/49 (b)	7,665	732
Interest Only, Series 2016-XA-P5, REMIC, 1.69%, 10/10/49 (b)	11,334	999
Interest Only, Series 2017-XA-P7, REMIC, 1.29%, 04/14/50 (b)	34,906	2,623
CitiMortgage Alternative Loan Trust
Series 2006-1A13-A3, REMIC, 6.00%, 07/25/36	1,517	1,467
Civic Mortgage LLC
Series 2018-A1-1, 3.89%, 06/25/22 (c) (d) (f)	9,121	9,124
CLNS Trust
Series 2017-D-IKPR, 4.10%, (1M US LIBOR + 2.05%), 06/11/22 (b) (c)	973	975
Series 2017-E-IKPR, 5.55%, (1M US LIBOR + 3.50%), 06/11/22 (b) (c)	973	976
Series 2017-F-IKPR, 6.55%, (1M US LIBOR + 4.50%), 06/11/22 (b) (c)	973	978
CLUB Credit Trust
Series 2017-B-NP1, 3.17%, 11/15/18 (c)	610	610
Series 2018-A-NP1, 2.99%, 03/15/19 (c)	1,312	1,312
COBALT CMBS Commercial Mortgage Trust
Series 2007-AJFX-C2, REMIC, 5.57%, 04/15/47 (b)	657	660
Colony Starwood Homes Trust
Series 2016-D-2A, REMIC, 4.42%, (1M US LIBOR + 2.35%), 12/17/18 (b) (c)	1,000	1,005
COLT Funding LLC
Series 2018-A1-1, REMIC, 2.93%, 02/25/48 (b) (c)	8,049	7,988
COMM Mortgage Trust
Series 2015-D-DC1, REMIC, 4.50%, 02/10/25 (b) (c)	1,750	1,501
Series 2016-C-CR28, REMIC, 4.80%, 12/10/25 (b)	450	447
Interest Only, Series 2015-XA-CR26, REMIC, 1.18%, 10/10/48 (b)	5,290	282
Series 2012-C-CR4, REMIC, 4.44%, 11/15/22 (b) (c)	673	610

See accompanying Notes to Financial Statements.

53

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Series 2013-D-LC13, REMIC, 5.29%, 09/10/23 (b) (c)	1,483	1,422
Interest Only, Series 2015-XA-CR27, REMIC, 1.29%, 09/10/25 (b)	12,426	694
Interest Only, Series 2015-XA-LC21, REMIC, 0.98%, 07/10/48 (b)	23,414	858
Interest Only, Series 2015-XA-CR25, REMIC, 1.08%, 08/10/48 (b)	23,228	1,186
Commercial Mortgage Loan Trust
Interest Only, Series 2013-XA-CR12, REMIC, 1.43%, 10/10/46 (b)	39,035	1,810
Commercial Mortgage Pass-Through Certificates
Series 2015-C-LC23, REMIC, 4.80%, 10/10/25 (b)	306	304
Interest Only, Series 2014-XA-UBS3, REMIC, 1.45%, 06/10/47 (b)	39,035	1,890
Commercial Mortgage Trust
Interest Only, Series 2017-XA-CD4, REMIC, 1.48%, 04/10/27 (b)	18,374	1,547
Commonbond Student Loan Trust
Series 2016-A1-A, 3.32%, 05/25/40 (c)	2,348	2,343
Credit Acceptance Auto Loan Trust
Series 2017-A-2A, 2.55%, 08/15/20 (c)	5,000	4,946
Credit Suisse Commercial Mortgage Trust
Series 2008-AM-C1, REMIC, 6.17%, 02/15/41 (b) (c)	21	21
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-2A1-11, REMIC, 6.00%, 12/25/35	1,193	1,150
Credit Suisse Mortgage Trust
Series 2017-A-1, 4.50%, 03/25/21 (c)	3,483	3,494
Series 2017-E-LSTK, REMIC, 3.44%, 04/05/21 (b) (c)	1,799	1,755
CSAIL Commercial Mortgage Trust
Series 2015-C-C4, REMIC, 4.74%, 11/18/25 (b)	309	308
CSMC Trust
Series 2017-E-CHOP, REMIC, 5.37%, (1M US LIBOR + 3.30%), 07/15/32 (b) (c)	2,125	2,134
CVP CLO Ltd.
Series 2017-A-1A, 3.70%, (3M US LIBOR + 1.34%), 07/20/30 (b) (c)	7,500	7,613
Series 2017-A-2A, 3.12%, (3M US LIBOR + 1.19%), 01/20/31 (b) (c)	10,000	10,004
DBJPM Mortgage Trust
Interest Only, Series 2016-XA-C1, REMIC, 1.64%, 05/10/49 (b)	13,604	1,174
Series 2016-C-C1, REMIC, 3.50%, 05/10/49 (b)	801	742
Deephaven Residential Mortgage Trust
Series 2017-A1-1A, REMIC, 2.72%, 10/25/25 (b) (c)	1,009	989
Series 2017-A2-3A, REMIC, 2.71%, 10/25/47 (b) (c)	4,870	4,806
Series 2017-A3-3A, REMIC, 2.81%, 10/25/47 (b) (c)	4,870	4,785
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2007-2A1-2, REMIC, 2.39%, (1M US LIBOR + 0.30%), 09/25/47 (b)	1,949	1,744
Earnest Student Loan Program LLC
Series 2017-A2-A, 2.65%, 07/25/25 (c)	2,085	2,009
Flagship Credit Auto Trust
Series 2016-C-4, 2.71%, 08/15/20 (c)	2,000	1,950
Series 2016-B-3, 2.43%, 06/15/21 (c)	1,000	994
GCAT LLC
Series 2018-A1-2, 4.09%, 06/26/23 (c) (d)	1,000	1,000
Series 2017-5, 3.23%, 07/25/47 (c) (d)	2,031	2,031
GE Commercial Mortgage Corp Series Trust
Series 2007-AM-C1, REMIC, 5.61%, 12/10/49 (b)	203	201
Gilbert Park CLO Ltd.
Series 2017-A-1A, 3.54%, (3M US LIBOR + 1.19%), 10/15/30 (b) (c)	3,000	3,004
Global SC Finance IV Ltd
Series 2018-A-1A, 4.29%, 05/17/28 (c)	2,974	3,003
GMAC Commercial Mortgage Securities Inc.
Series 2004-D-C3, REMIC, 5.04%, 12/10/41 (b)	1,057	1,046
Series 2004-E-C3, REMIC, 5.14%, 12/10/41 (b) (c)	800	798
	Shares/Par[1]	Value ($)
Great Wolf Trust
Series 2017-D-WOLF, 4.17%, (1M US LIBOR + 2.10%), 09/15/19 (b) (c)	698	698
Series 2017-E-WOLF, 5.17%, (1M US LIBOR + 3.10%), 09/15/19 (b) (c)	1,082	1,086
Series 2017-F-WOLF, 6.14%, (1M US LIBOR + 4.07%), 09/15/19 (b) (c)	576	578
GS Mortgage Securities Corp. II
Interest Only, Series 2017-XA-GS8, 1.13%, 11/10/50 (b)	32,647	2,295
GS Mortgage Securities Trust
Interest Only, Series 2017-XA-GS6, 1.20%, 05/10/50 (b)	30,323	2,319
Interest Only, Series 2015-XA-GC34, REMIC, 1.50%, 10/10/25 (b)	3,434	251
Interest Only, Series 2014-XA-GC20, REMIC, 1.17%, 04/10/47 (b)	7,993	348
Interest Only, Series 2014-XA-GC24, REMIC, 0.95%, 09/10/47 (b)	10,321	379
Series 2014-D-GC26, REMIC, 4.66%, 11/10/47 (b) (c)	2,349	2,008
Interest Only, Series 2015-XA-GS1, REMIC, 0.96%, 11/10/48 (b)	5,644	277
Series 2013-D-GC13, REMIC, 4.22%, 07/10/23 (b) (c)	662	607
GSCCRE Commercial Mortgage Trust
Series 2015-C-HULA, 4.82%, (1M US LIBOR + 2.75%), 08/15/32 (b) (c)	1,518	1,525
Halcyon Loan Advisors Funding Ltd.
Series 2015-A1R-3A, 3.26%, (3M US LIBOR + 0.90%), 10/18/27 (b) (c)	10,000	9,997
Series 2015-A-2A, REMIC, 3.75%, (3M US LIBOR + 1.39%), 07/25/27 (b) (c)	4,500	4,500
Hardee's Funding LLC
Series 2018-AI-1A, 4.25%, 06/20/22 (c) (e)	4,500	4,490
Highbridge Loan Management Ltd.
Series 3A-2014-CR, 5.96%, (3M US LIBOR + 3.60%), 07/18/29 (b) (c)	1,900	1,912
Home Equity Loan Trust
Series 2007-2AV2-FRE1, REMIC, 2.25%, (1M US LIBOR + 0.16%), 04/25/37 (b)	2,310	2,285
Hyatt Hotel Portfolio Trust
Series 2017-E-HYT2, REMIC, 4.43%, (1M US LIBOR + 2.35%), 08/09/20 (b) (c)	2,392	2,397
IMT Trust
Series 2017-EFL-APTS, 4.22%, (1M US LIBOR + 2.15%), 06/15/19 (b) (c)	721	720
Series 2017-FFL-APTS, 4.92%, (1M US LIBOR + 2.85%), 06/15/19 (b) (c)	721	722
Jamestown CLO III Ltd.
Series 2013-A1AR-3A, 3.49%, (3M US LIBOR + 1.14%), 01/15/26 (b) (c)	1,842	1,842
Jamestown CLO VI Ltd.
Series 2018-A1-6RA, 3.48%, (3M US LIBOR + 1.15%), 04/25/30 (b) (c)	1,000	998
Jimmy Johns Funding LLC
Series 2017-A2II-1A, 4.85%, 07/30/27 (c)	5,955	6,004
JPMBB Commercial Mortgage Securities Trust
Series 2015-C-C32, REMIC, 4.82%, 10/15/25 (b)	420	416
Series 2015-C-C33, REMIC, 4.77%, 11/15/25 (b)	359	360
Interest Only, Series 2014-XA-C21, REMIC, 1.19%, 08/15/47 (b)	13,016	633
Interest Only, Series 2014-XA-C22, REMIC, 1.05%, 09/15/47 (b)	47,341	2,013
Interest Only, Series 2016-XA-C2, REMIC, 1.85%, 06/15/49 (b)	34,611	2,917
JPMDB Commercial Mortgage Securities Trust
Interest Only, Series 2016-XA-C4, REMIC, 0.96%, 12/15/49 (b)	29,018	1,586
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2016-B-ASH, 4.22%, (1M US LIBOR + 2.15%), 10/15/22 (b) (c)	1,179	1,179
Series 2016-C-ASH, 4.82%, (1M US LIBOR + 2.75%), 10/15/22 (b) (c)	665	666
Series 2018-E-AON, 4.61%, 07/05/23 (b) (c)	3,103	3,104
Series 2018-C-LAQ, 3.60%, (1M US LIBOR + 1.60%), 06/15/25 (b) (c)	4,788	4,793

See accompanying Notes to Financial Statements.

54

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Series 2018-D-LAQ, 4.10%, (1M US LIBOR + 2.10%), 06/15/25 (b) (c)	1,900	1,902
Series 2018-E-LAQ, 5.00%, (1M US LIBOR + 3.00%), 06/15/25 (b) (c)	608	609
Series 2006-AM-LDP9, REMIC, 5.37%, 05/15/47	134	134
Series 2016-E-WIKI, REMIC, 4.14%, 10/05/21 (b) (c)	2,356	2,286
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-AM-CB18, REMIC, 5.47%, 06/12/47 (b)	115	115
Interest Only, Series 2015-XA-JP1, REMIC, 1.29%, 01/15/49 (b)	4,917	237
Series 2007-AM-C1, REMIC, 6.11%, 02/15/51 (b)	165	165
Series 2017-C-MAUI, REMIC, 3.30%, (1M US LIBOR + 1.25%), 07/15/19 (b) (c)	576	576
Series 2017-D-MAUI, REMIC, 4.00%, (1M US LIBOR + 1.95%), 07/15/19 (b) (c)	541	542
Series 2017-E-MAUI, REMIC, 5.00%, (1M US LIBOR + 2.95%), 07/15/19 (b) (c)	479	480
Series 2017-F-MAUI, REMIC, 5.80%, (1M US LIBOR + 3.75%), 07/15/19 (b) (c)	674	676
Series 2015-D-MAR7, REMIC, 5.23%, 06/05/22 (c)	1,491	1,488
Interest Only, Series 2015-XA-C32, REMIC, 1.61%, 09/15/25 (b)	14,409	783
Series 2015-F-JP1, REMIC, 4.90%, 12/15/25 (b) (c)	1,123	828
Series 2004-D-CBX, REMIC, 5.10%, 01/12/37 (b)	1,581	1,610
Series 2006-AMS-LDP9, REMIC, 5.34%, 05/15/47	1,000	997
Interest Only, Series 2016-XA-JP4, REMIC, 0.94%, 12/15/49 (b)	19,203	807
JPMorgan Mortgage Trust
Series 2018-A2-7FRB, 2.81%, (1M US LIBOR + 0.75%), 04/25/46 (b) (c)	5,000	5,005
Series 2014-A707-FRR1, RE-REMIC, 4.35%, 12/27/18 (c)	1,857	1,846
Kabbage Asset Securitization LLC
Series 2017-A-1, 4.57%, 03/16/20 (c)	5,000	5,048
LCCM Mortgage Trust
Series 2017-C-LC26, REMIC, 4.71%, 07/12/50 (c)	2,900	2,782
LCM XVI LP
Series AR-16A, 3.38%, (3M US LIBOR + 1.03%), 07/15/26 (b) (c)	1,750	1,750
Legacy Mortgage Asset Trust
Series 2018-A1-GS2, 4.00%, 04/25/58 (c) (d) (f)	15,000	15,006
Series 2017-A1-GS1, REMIC, 3.50%, 01/25/57 (c) (d)	4,543	4,495
Lendmark Funding Trust
Series 2017-A-1A, 2.83%, 12/22/25 (c)	5,000	4,957
LSTAR Commercial Mortgage Trust
Interest Only, Series 2016-XA-4, 2.10%, 06/10/25 (b) (c)	16,298	1,152
Magnetite IX Ltd.
Series 2014-A1R-9A, 3.36%, (3M US LIBOR + 1.00%), 07/25/26 (b) (c)	5,000	5,000
Marathon CLO I Ltd.
Series 2013-A1R-5A, 3.20%, 11/21/27 (c)	5,000	4,984
Merrill Lynch Mortgage Trust
Series 2006-AJ-C1, REMIC, 5.78%, 05/12/39 (b)	31	31
Series 2007-AM-C1, REMIC, 5.99%, 06/12/50 (b)	198	198
Midocean Credit CLO VII
Series 2017-A1-7A, 3.67%, (3M US LIBOR + 1.32%), 07/15/29 (b) (c)	7,000	7,008
Milos CLO Ltd.
Series 2017-A-1A, 3.61%, (3M US LIBOR + 1.25%), 10/20/30 (b) (c)	7,500	7,515
Morgan Stanley Bank of America Merrill Lynch Trust
Interest Only, Series 2014-XA-C15, REMIC, 1.23%, 02/15/24 (b)	16,222	671
Series 2015-C-C25, REMIC, 4.68%, 09/15/25 (b)	420	424
Series 2015-D-C26, REMIC, 3.06%, 10/15/25 (c)	550	453
Series 2015-D-C27, REMIC, 3.24%, 11/15/25 (c)	297	238
Series 2015-C-C27, REMIC, 4.68%, 11/15/25 (b)	207	201
Interest Only, Series 2016-XA-C28, REMIC, 1.43%, 01/15/26 (b)	4,582	320
	Shares/Par[1]	Value ($)
Series 2016-C-C29, REMIC, 4.91%, 04/15/26 (b)	2,371	2,424
Series 2014-C-C17, REMIC, 4.61%, 07/15/24 (b)	1,240	1,212
Series 2015-D-C20, REMIC, 3.07%, 01/15/25 (c)	1,000	801
Morgan Stanley Capital I Trust
Series 2017-E-CLS, 4.02%, (1M US LIBOR + 1.95%), 11/15/19 (b) (c)	2,575	2,577
Series 2017-F-CLS, 4.67%, (1M US LIBOR + 2.60%), 11/15/19 (b) (c)	2,556	2,558
Interest Only, Series 2016-XA-UB12, 0.95%, 12/15/49 (b)	4,115	192
Interest Only, Series 2017-XA-H1, 1.61%, 06/15/50 (b)	26,562	2,350
Interest Only, Series 2015-XA-UBS8, REMIC, 1.08%, 12/15/48 (b)	4,823	264
Series 2014-CPT, REMIC, 3.56%, 07/13/21 (b) (c)	2,053	2,002
Series 2007-B-IQ15, REMIC, 6.28%, 06/11/49 (b) (c)	3,000	3,015
Mosaic Solar Loan Trust
Series 2018-A-2GS, 4.20%, 02/20/44 (c)	5,000	4,999
Motel 6 Trust
Series 2017-D-MTL6, REMIC, 4.22%, (1M US LIBOR + 2.15%), 08/15/19 (b) (c)	2,312	2,318
Series 2017-F-MTL6, REMIC, 6.32%, (1M US LIBOR + 4.25%), 08/15/19 (b) (c)	3,040	3,060
MP CLO IV Ltd.
Series 2013-ARR-2A, 3.64%, (3M US LIBOR + 1.28%), 07/25/29 (b) (c)	7,500	7,526
MP CLO VIII Ltd.
Series 2015-AR-2A, 3.27%, (3M US LIBOR + 0.91%), 10/28/27 (b) (c)	3,000	2,992
Nassau Ltd.
Series 2018-A-IA, 3.43%, (3M US LIBOR + 1.15%), 07/15/31 (b) (c) (e)	5,000	5,000
Nationstar HECM Loan Trust
Series 2017-M1-1A, 2.94%, 11/25/19 (c) (f)	7,000	6,945
Natixis Commercial Mortgage Securities Trust
Series 2018-C-FL1, 4.12%, (1M US LIBOR + 2.20%), 06/15/35 (b) (c)	3,129	3,127
Navient Private Education Refi Loan Trust
Series 2018-B-A, 3.68%, 11/17/25 (c)	3,000	2,965
Octagon Investment Partners XXIV Ltd.
Series 2015-A1R-1A, 2.25%, (3M US LIBOR + 0.90%), 05/21/27 (b) (c)	10,000	9,988
Octagon Loan Funding Ltd.
Series 2014-A1R-1A, 3.47%, (3M US LIBOR + 1.14%), 11/18/26 (b) (c)	5,000	5,001
OFSI Fund V Ltd.
Series 2018-A-1A, 3.48%, (3M US LIBOR + 1.15%), 07/15/31 (b) (c) (f)	5,000	5,000
OneMain Financial Issuance Trust
Series 2015-A-2A, 2.57%, 10/18/18 (c)	437	437
Series 2017-A1-1A, 2.37%, 04/14/21 (c)	5,000	4,900
Oportun Funding IV LLC
Series 2016-A-C, 3.28%, 11/08/21 (c)	3,000	2,999
Palisades Center Trust
Series 2016-B-PLSD, REMIC, 3.36%, 04/13/21 (c)	1,721	1,699
PFP Pty Ltd.
Series 2017-C-4, 4.32%, (1M US LIBOR + 2.25%), 06/14/20 (b) (c)	1,561	1,563
Pretium Mortgage Credit Partners I LLC
Series 2017-NPL3, 3.25%, 06/29/32 (c) (d)	7,772	7,773
Series 2018-A1-NLP3, 4.13%, 08/27/33 (c) (d)	7,000	7,000
Progress Residential Trust
Series 2016-C-SFR1, REMIC, 4.57%, (1M US LIBOR + 2.50%), 09/17/18 (b) (c)	2,000	2,004
Prosper Marketplace Issuance Trust
Series 2018-A-1A, 3.11%, 06/17/24 (c)	1,282	1,281
RAIT Trust
Series 2017-B-FL7, 3.67%, (1M US LIBOR + 1.60%), 06/15/37 (b) (c)	2,096	2,098
RALI Trust
Series 2006-2A3-QS12, REMIC, 6.00%, 09/25/36	1,618	1,480
Regatta IV Funding Ltd.
Series 2014-A1R-1A, 3.38%, (3M US LIBOR + 1.02%), 07/25/26 (b) (c)	4,000	4,000

See accompanying Notes to Financial Statements.

55

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Residential Asset Securitization Trust
Series 2005-1A2-A15, REMIC, 5.75%, 02/25/36	968	958
Series 2006-A10-A2, REMIC, 6.00%, 05/25/36	1,460	1,061
Resource Capital Corp. Ltd.
Series 2017-B-CRE5, 4.07%, (1M US LIBOR + 2.00%), 04/15/20 (b) (c)	1,566	1,567
RFMSI Trust
Series 2006-A5-S4, REMIC, 6.00%, 04/25/36	1,215	1,132
Rockford Tower CLO Ltd.
Series 2017-A-2A, 3.62%, (3M US LIBOR + 1.27%), 10/15/29 (b) (c)	4,000	4,008
SBA Tower Trust
Series 2017-C-1, 3.17%, 04/15/22 (c)	5,000	4,869
Shackleton IX CLO Ltd.
Series 2016-A-9A, 3.86%, (3M US LIBOR + 1.50%), 10/20/28 (b) (c)	2,900	2,905
Sierra Receivables Funding Co. LLC
Series 2016-A-3A, 2.43%, 05/20/24 (c)	2,689	2,653
Sofi Consumer Loan Program LLC
Series 2017-A1-5, 2.14%, 11/25/19 (c)	1,011	1,006
Series 2017-A1-6, 2.20%, 12/25/19 (c)	2,048	2,037
Series 2016-A-3, 3.05%, 05/25/21 (c)	855	852
Series 2016-A-1, 3.26%, 07/25/21 (c)	1,813	1,809
Series 2017-A-3, 2.77%, 01/25/22 (c)	887	880
Series 2017-A2-6, 2.82%, 01/25/22 (c)	3,500	3,471
Series 2017-A2-5, 2.78%, 03/25/22 (c)	1,250	1,230
Series 2017-A-1, 3.28%, 01/26/26 (c)	739	738
Series 2017-A-2, 3.28%, 02/25/26 (c)	520	520
Sofi Consumer Loan Program Trust
Series 2018-A1-1, 2.55%, 03/25/20 (c)	1,881	1,873
Series 2018-A1-2, 2.93%, 05/25/20 (c)	877	876
Sofi Professional Loan Program LLC
Series 2017-A2B-A, 2.40%, 03/26/40 (c)	2,000	1,942
Series 2017-BFX-D, 3.61%, 09/25/40 (c)	1,075	1,052
Sound Harbor Loan Fund Ltd.
Series 2014-A1R-1A, 3.56%, (3M US LIBOR + 1.20%), 10/30/26 (b) (c)	2,000	2,000
Sound Point CLO IV-R Ltd.
Series 2013-A-3RA, 3.65%, (3M US LIBOR + 1.15%), 04/18/31 (b) (c)	1,500	1,500
SpringCastle America Funding LLC
Series 2016-A-AA, 3.05%, 04/25/29 (c)	2,528	2,519
Springleaf Funding Trust
Series 2015-A-AA, 3.16%, 05/15/19 (c)	2,516	2,515
Series 2016-A-AA, 2.90%, 03/15/20 (c)	5,000	4,974
Spruce ABS Trust
Series 2016-A-E1, 4.32%, 01/18/22 (c)	1,424	1,417
Start Ltd.
Series 2018-A-1, 4.09%, 05/15/25 (c) (f)	5,000	4,982
Steele Creek CLO Ltd.
Series 2015-AR-1A, 3.59%, (3M US LIBOR + 1.26%), 05/21/29 (b) (c)	4,000	4,009
Series 2014-A-1RA, 3.41%, 04/21/31 (c)	2,550	2,550
Series 2016-1A, 3.44%, (3M US LIBOR + 1.12%), 06/15/31 (b) (c) (e)	2,500	2,500
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-4A1-22, REMIC, 3.75%, 12/25/35 (b)	3,360	3,244
Structured Asset Securities Corp. Trust
Series 2005-1A1-5, REMIC, 5.75%, 04/25/35	3,390	3,191
Symphony CLO VIII LP
Series 2012-AR-8A, 3.43%, (3M US LIBOR + 1.10%), 01/09/23 (b) (c)	67	67
TAL Advantage VI LLC
Series 2017-A-1A, 4.50%, 04/21/42	7,095	7,235
TCI-Cent CLO Ltd.
Series 2016-A1-1A, 3.89%, (3M US LIBOR + 1.52%), 12/21/29 (b) (c)	3,000	3,014
Series 2016-A2-1A, 4.57%, (3M US LIBOR + 2.20%), 12/21/29 (b) (c)	3,000	3,010
Tharaldson Hotel Portfolio Trust
Series 2018-E-THL, 5.23%, (1M US LIBOR + 3.18%), 11/11/22 (b) (c)	2,572	2,580
THL Credit Wind River CLO Ltd.
Series 2016-A-1A, 4.00%, (3M US LIBOR + 1.65%), 07/15/28 (b) (c)	4,000	4,001
	Shares/Par[1]	Value ($)
Series 2016-B-1A, 4.70%, (3M US LIBOR + 2.35%), 07/15/28 (b) (c)	5,000	5,003
UBS Commercial Mortgage Trust
Series 2018-C-C8, 4.86%, 02/15/28 (b)	1,858	1,820
Interest Only, Series 2018-XA-C8, 1.05%, 02/15/51 (b)	27,119	1,788
Interest Only, Series 2017-XB-C1, REMIC, 1.06%, 06/15/50 (b)	25,883	1,822
UBS-Citigroup Commercial Mortgage Trust
Series 2011-D-C1, REMIC, 6.25%, 12/10/21 (b) (c)	1,461	1,520
Upstart Securitization Trust
Series 2018-A-1, 3.02%, 08/20/25 (c)	1,635	1,632
US Residential Opportunity Fund IV Trust
Series 2017-A-1III, REMIC, 3.35%, 11/27/37 (c) (d)	3,020	3,015
Velocity Commercial Capital Loan Trust
Series 2016-AFX-1, REMIC, 3.53%, 04/25/46 (b) (c)	1,839	1,830
Venture VII CDO Ltd.
Series 2006-A2-7A, 2.60%, (3M US LIBOR + 0.24%), 01/20/22 (b) (c)	1,807	1,801
Venture XXIX CDO Ltd.
Series 2017-A-29A, 3.62%, (3M US LIBOR + 1.28%), 09/15/30 (b) (c)	4,000	4,007
Vivint Solar Financing V LLC
Series 2018-A-1A, 4.73%, 10/30/28 (c) (f)	5,000	5,039
VOLT LIV LLC
Series 2017-A1-NPL1, 3.50%, 02/25/47 (c) (d)	1,268	1,268
VOLT LIX LLC
Series 2017-A1-NPL6, 3.25%, 05/25/47 (c) (d)	4,195	4,195
VOLT LVII LLC
Series 2017-A1-NPL4, 3.38%, 04/25/47 (c) (d)	2,787	2,788
VOLT LX LLC
Series 2017-A1-NPL7, 3.25%, 04/25/59 (c) (d)	3,037	3,038
VOLT LXI LLC
Series 2017-A1-NPL8, 3.13%, 06/25/20 (c) (d)	2,602	2,602
VOLT LXII LLC
Series 2017-A1-NPL9, 3.13%, 09/25/47 (c) (d)	3,175	3,175
Voya CLO Ltd.
Series 2014-A1R-4A, 3.30%, (3M US LIBOR + 0.95%), 10/14/26 (b) (c)	4,500	4,495
Wachovia Bank Commercial Mortgage Trust
Series 2007-AM-C33, REMIC, 6.21%, 02/15/51 (b)	249	254
Washington Mutual Asset-Backed Certificates WMABS Trust
Series 2006-M1-HE1, REMIC, 2.43%, (1M US LIBOR + 0.34%), 04/25/36 (b)	14,984	13,575
Wells Fargo & Co.
Interest Only, Series 2015-XA-P2, REMIC, 1.15%, 12/15/48 (b)	5,056	267
Wells Fargo Alternative Loan Trust
Series 2007-3A1-PA3, REMIC, 6.25%, 07/25/37	1,144	1,069
Wells Fargo Commercial Mortgage Trust
Interest Only, Series 2017-XA-C38, 1.23%, 07/15/50 (b)	26,377	1,896
Series 2014-D-LC16, REMIC, 3.94%, 06/15/24 (c)	325	266
Interest Only, Series 2015-XA-C31, REMIC, 1.24%, 07/15/25 (b)	4,398	266
Series 2015-C-C31, REMIC, 4.76%, 11/15/25 (b)	400	401
Series 2015-D-NXS4, REMIC, 3.75%, 11/18/25 (b)	375	330
Series 2015-C-NXS4, REMIC, 4.75%, 11/18/25 (b)	310	314
Series 2015-A4-P2, REMIC, 3.81%, 12/15/25	363	366
Series 2015-C-LC22, REMIC, 4.69%, 09/15/58 (b)	302	302
Series 2016-C-C32, REMIC, 4.88%, 01/15/59 (b)	311	303
Interest Only, Series 2016-XA-C33, REMIC, 1.96%, 03/15/59 (b)	2,810	266
Series 2017-C-SMP, REMIC, 3.27%, (1M US LIBOR + 1.20%), 12/15/19 (b) (c)	484	487
Series 2017-D-SMP, REMIC, 3.72%, (1M US LIBOR + 1.65%), 12/15/19 (b) (c)	290	293

See accompanying Notes to Financial Statements.

56

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Series 2018-E-BXI, REMIC, 4.23%, (1M US LIBOR + 2.16%), 12/15/19 (b) (c)	2,762	2,793
Series 2017-E-SMP, REMIC, 4.32%, (1M US LIBOR + 2.25%), 12/15/19 (b) (c)	903	913
Wells Fargo Mortgage-Backed Securities Trust
Series 2007-1A7-3, REMIC, 5.75%, 04/25/37	2,629	2,612
Series 2007-A1-7, REMIC, 6.00%, 06/25/37	866	870
Series 2007-A1-AR4, REMIC, 3.77%, 08/25/37 (b)	1,031	1,026
Wells Fargo-RBS Commercial Mortgage Trust
Interest Only, Series 2013-XA-C18, REMIC, 0.98%, 12/15/46 (b)	60,447	1,660
Interest Only, Series 2014-XA-C19, REMIC, 1.27%, 03/15/47 (b)	46,869	2,060
Interest Only, Series 2014-XA-C21, REMIC, 1.23%, 08/15/47 (b)	3,170	148
WhiteHorse X Ltd.
Series 2015-A1R-10A, 3.01%, (3M US LIBOR + 0.93%), 04/17/27 (b) (c) (e)	5,000	4,999
Total Non-U.S. Government Agency Asset-Backed Securities (cost $695,474)		695,322
CORPORATE BONDS AND NOTES 14.9%
Consumer Discretionary 0.3%
Amazon.com Inc.
2.60%, 12/05/19	1,590	1,591
Newell Rubbermaid Inc.
2.60%, 03/29/19 (g)	217	216
3.15%, 04/01/21 (g)	2,350	2,326
S.A.C.I. Falabella
3.75%, 04/30/23	300	292
		4,425
Consumer Staples 1.0%
BAT Capital Corp.
2.30%, 08/14/20 (c)	1,300	1,272
CK Hutchison International 17 Ltd.
2.88%, 04/05/22	1,000	974
2.88%, 04/05/22 (c)	2,100	2,046
Coca-Cola Femsa SAB de CV
4.63%, 02/15/20	300	307
General Mills Inc.
2.20%, 10/21/19	1,813	1,793
3.20%, 04/16/21	720	716
Grupo Bimbo SAB de CV
4.88%, 06/30/20	1,400	1,437
JBS Investments GmbH
7.75%, 10/28/20	700	714
Kroger Co.
6.15%, 01/15/20	2,265	2,366
Molson Coors Brewing Co.
1.45%, 07/15/19	1,645	1,619
Mondelez International Inc.
3.00%, 05/07/20	1,290	1,287
Reynolds American Inc.
3.25%, 06/12/20	1,245	1,242
		15,773
Energy 1.8%
Bharat Petroleum Corp. Ltd.
4.63%, 10/25/22	2,300	2,328
BP Capital Markets Plc
1.68%, 05/03/19	1,650	1,636
1.77%, 09/19/19	280	276
Delek & Avner Tamar Bond Ltd.
4.44%, 12/30/20 (c)	940	938
Ecopetrol SA
7.63%, 07/23/19	1,200	1,254
EQT Corp.
2.50%, 10/01/20	2,130	2,080
Indian Oil Corp. Ltd.
5.63%, 08/02/21	900	939
Kinder Morgan Inc.
3.05%, 12/01/19	2,090	2,083
Oleoducto Central SA
4.00%, 05/07/21	1,082	1,077
	Shares/Par[1]	Value ($)
ONGC Videsh Ltd.
3.25%, 07/15/19	2,000	1,995
3.75%, 05/07/23	200	195
ONGC Videsh Vankorneft Pte Ltd.
2.88%, 01/27/22	900	860
Petronas Capital Ltd.
3.13%, 03/18/22	1,000	985
Petronas Global Sukuk Ltd.
2.71%, 03/18/20	2,000	1,977
Reliance Holding USA Inc.
4.50%, 10/19/20	1,000	1,015
5.40%, 02/14/22	1,850	1,912
Sinopec Group Overseas Development 2015 Ltd.
2.50%, 04/28/20	1,000	985
Sinopec Group Overseas Development 2016 Ltd.
2.00%, 09/29/21	200	191
Sinopec Group Overseas Development 2017 Ltd.
3.00%, 04/12/22	600	586
3.00%, 04/12/22 (c)	700	682
Transportadora de Gas Internacional SA ESP
5.70%, 03/20/22	2,700	2,693
		26,687
Financials 7.1%
AerCap Ireland Capital Ltd.
4.63%, 10/30/20	1,955	1,993
Agromercantil Senior Trust
6.25%, 04/10/19	625	633
American Express Co.
2.97%, (3M US LIBOR + 0.65%), 02/27/23 (b)	2,165	2,161
American Honda Finance Corp.
1.95%, 07/20/20	405	396
Banco de Costa Rica
5.25%, 08/12/18	900	900
Banco de Credito del Peru
5.38%, 09/16/20	760	785
4.25%, 04/01/23	1,000	997
Banco Internacional Del Peru S.A.A. Interbank
3.38%, 01/18/23	1,500	1,421
Banco Internacional del Peru S.A.A. of Panama
5.75%, 10/07/20	1,850	1,931
Banco Nacional de Costa Rica
4.88%, 11/01/18	500	500
Banco Santander Chile
2.50%, 12/15/20 (c)	500	484
3.88%, 09/20/22	800	793
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander
4.13%, 11/09/22	300	297
5.95%, 01/30/24 (b)	2,900	2,922
Banistmo SA
3.65%, 09/19/22 (c)	500	473
Bank of America Corp.
3.11%, (3M US LIBOR + 0.79%), 03/05/24 (b)	1,295	1,290
Barclays Bank Plc
2.65%, 01/11/21	2,475	2,421
BBVA Banco Continental SA
5.00%, 08/26/22	1,500	1,539
BBVA Bancomer SA
7.25%, 04/22/20	100	104
BDO Unibank Inc.
2.63%, 10/24/21	900	866
2.95%, 03/06/23	2,200	2,073
Berkshire Hathaway Finance Corp.
1.30%, 08/15/19	1,200	1,182
BNP Paribas SA
5.00%, 01/15/21	1,235	1,282
Capital One Financial Corp.
2.40%, 10/30/20	2,455	2,395
Citigroup Inc.
3.35%, (3M US LIBOR + 1.02%), 06/01/24 (b)	1,265	1,267
CNOOC Finance 2012 Ltd.
3.88%, 05/02/22	800	805
CNOOC Finance 2015 Australia Pty Ltd.
2.63%, 05/05/20	1,500	1,479

See accompanying Notes to Financial Statements.

57

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
CNPC General Capital Ltd.
3.95%, 04/19/22	1,900	1,919
CNPC HK Overseas Capital Ltd.
4.50%, 04/28/21	300	308
Commonwealth Bank of Australia
2.25%, 03/10/20 (c)	1,970	1,940
2.05%, 09/18/20 (c)	210	204
Corp. Financiera de Desarrollo SA
3.25%, 07/15/19	1,500	1,494
Credit Suisse Group AG
3.57%, (3M US LIBOR + 1.24%), 06/12/24 (b) (c)	1,270	1,269
Daimler Finance North America LLC
2.25%, 03/02/20 (c)	980	964
2.30%, 02/12/21 (c)	1,775	1,724
DBS Group Holdings Ltd.
3.60%, (callable at 100 beginning 09/07/21) (h)	2,000	1,915
2.81%, (3M US LIBOR + 0.49%), 06/08/20 (b)	500	500
2.98%, (3M US LIBOR + 0.62%), 07/25/22 (b) (c)	600	602
ENA Norte Trust
4.95%, 04/25/23	352	353
Fondo Mivivienda SA
3.38%, 04/02/19	1,400	1,396
3.50%, 01/31/23	150	144
Ford Motor Credit Co. LLC
3.59%, (3M US LIBOR + 1.24%), 02/15/23 (b)	1,990	2,000
General Motors Financial Co. Inc.
2.65%, 04/13/20	1,350	1,334
3.20%, 07/06/21	1,175	1,158
Global Bank Corp.
5.13%, 10/30/19	2,000	2,017
4.50%, 10/20/21 (c)	500	487
4.50%, 10/20/21	500	489
Goldman Sachs Bank USA
3.20%, 06/05/20	990	990
Goldman Sachs Group Inc.
2.30%, 12/13/19	1,870	1,853
Guanay Finance Ltd.
6.00%, 12/15/20	894	894
HSBC Holdings Plc
3.33%, (3M US LIBOR + 1.00%), 05/18/24 (b)	1,305	1,303
Industrial Senior Trust
5.50%, 11/01/22	500	493
IOI Investment L Bhd
4.38%, 06/27/22	600	601
Itau CorpBanca
3.88%, 09/22/19	1,400	1,401
Itau Unibanco Holding SA
6.20%, 12/21/21	400	412
Malayan Banking Bhd
3.91%, 10/29/26 (b)	3,100	3,049
Mizuho Financial Group Inc.
3.11%, (3M US LIBOR + 0.79%), 03/05/23 (b)	2,460	2,461
Morgan Stanley
3.29%, (3M US LIBOR + 0.93%), 07/22/22 (b)	2,495	2,512
MUFG Americas Holdings Corp.
2.25%, 02/10/20	2,505	2,466
Multibank Inc.
4.38%, 11/09/22	400	390
Oversea-Chinese Banking Corp. Ltd.
4.00%, 10/15/24 (b)	2,375	2,383
Peru Enhanced Pass-Through Finance Ltd.
0.00%, 06/02/25 (i)	1,000	865
PNC Bank NA
2.45%, 11/05/20	1,185	1,164
PNC Funding Corp.
5.13%, 02/08/20	395	408
4.38%, 08/11/20	945	967
Prudential Financial Inc.
7.38%, 06/15/19	1,780	1,854
Royal Bank of Canada
1.50%, 07/29/19	315	310
Royal Bank of Scotland Group Plc
3.89%, (3M US LIBOR + 1.55%), 06/25/24 (b)	1,355	1,352
Santander UK Plc
2.50%, 01/05/21	2,310	2,258
	Shares/Par[1]	Value ($)
Shire Acquisitions Investments Ireland Ltd.
1.90%, 09/23/19	1,825	1,796
SPARC EM Ltd.
0.00%, 12/05/22 (i)	1,200	1,076
0.00%, 12/05/22 (c) (i)	1,000	896
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21	2,620	2,511
Temasek Financial I Ltd.
2.38%, 01/23/23	1,500	1,439
TIAA Asset Management Finance Co. LLC
2.95%, 11/01/19 (c)	1,000	996
Toronto-Dominion Bank
3.25%, 06/11/21	2,610	2,610
UBS AG
2.45%, 12/01/20 (c)	2,380	2,327
Union Bank of the Philippines
3.37%, 11/29/22	400	380
United Overseas Bank Ltd.
3.75%, 09/19/24 (b)	1,900	1,897
3.50%, 09/16/26 (b)	700	687
2.88%, 03/08/27 (b)	800	765
Wells Fargo & Co.
2.15%, 01/30/20	700	690
Wells Fargo Bank NA
2.60%, 01/15/21	1,730	1,702
Westpac Banking Corp.
1.95%, 11/23/18	650	648
1.60%, 08/19/19	1,895	1,868
		108,280
Health Care 1.3%
Amgen Inc.
2.20%, 05/11/20	2,575	2,534
Anthem Inc.
2.50%, 11/21/20	1,465	1,439
AstraZeneca Plc
2.38%, 11/16/20	2,560	2,514
Cardinal Health Inc.
1.95%, 06/14/19	2,585	2,563
Celgene Corp.
2.88%, 08/15/20	2,620	2,602
CVS Health Corp.
2.80%, 07/20/20	2,440	2,419
GlaxoSmithKline Capital Plc
3.13%, 05/14/21	2,520	2,524
Thermo Fisher Scientific Inc.
3.60%, 08/15/21	2,660	2,674
WellPoint Inc.
2.30%, 07/15/18	1,075	1,075
		20,344
Industrials 0.8%
Adani Ports & Special Economic Zone Ltd.
3.50%, 07/29/20	700	690
Cintas Corp. No. 2
2.90%, 04/01/22	2,745	2,679
Delta Air Lines Inc.
3.40%, 04/19/21	1,275	1,269
General Dynamics Corp.
3.00%, 05/11/21	1,275	1,270
Northrop Grumman Corp.
2.08%, 10/15/20	2,680	2,619
PSA International Pte Ltd.
4.63%, 09/11/19	1,900	1,935
3.88%, 02/11/21	200	203
Union Pacific Corp.
3.20%, 06/08/21	1,250	1,252
		11,917
Information Technology 0.5%
Alibaba Group Holding Ltd.
2.50%, 11/28/19	1,000	994
3.13%, 11/28/21	1,400	1,385
Analog Devices Inc.
2.95%, 01/12/21	1,250	1,239
Microchip Technology Inc.
3.92%, 06/01/21 (c)	1,255	1,258

See accompanying Notes to Financial Statements.

58

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Tencent Holdings Ltd.
3.38%, 05/02/19	200	201
2.88%, 02/11/20	1,800	1,793
2.96%, (3M US LIBOR + 0.61%), 01/19/23 (b) (c)	500	498
		7,368
Materials 0.4%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22	1,700	1,729
Fresnillo Plc
5.50%, 11/13/23	200	206
Inversiones CMPC SA
4.50%, 04/25/22	1,000	1,004
Sherwin-Williams Co.
2.25%, 05/15/20	2,550	2,512
UPL Corp. Ltd.
3.25%, 10/13/21	400	387
		5,838
Real Estate 0.2%
Boston Properties LP
5.88%, 10/15/19	1,115	1,148
Simon Property Group LP
2.20%, 02/01/19	1,670	1,665
		2,813
Telecommunication Services 0.8%
America Movil SAB de CV
5.00%, 03/30/20	1,000	1,028
3.13%, 07/16/22	500	491
AT&T Inc.
2.80%, 02/17/21	2,560	2,517
Axiata SPV 2 Bhd
3.47%, 11/19/20	2,200	2,192
Bharti Airtel International (Netherlands) BV
5.13%, 03/11/23	1,400	1,382
Digicel Group Ltd.
8.25%, 09/30/20	300	224
7.13%, 04/01/22	200	132
Orange SA
2.75%, 02/06/19	1,991	1,990
1.63%, 11/03/19	90	88
Telefonica Chile SA
3.88%, 10/12/22	1,600	1,582
Verizon Communications Inc.
3.44%, (3M US LIBOR + 1.10%), 05/15/25 (b)	1,275	1,275
		12,901
Utilities 0.7%
Comision Federal de Electricidad
4.88%, 05/26/21	1,500	1,521
Consolidated Edison Inc.
2.00%, 03/15/20 - 05/15/21	2,705	2,650
E.CL SA
5.63%, 01/15/21	400	413
Empresas Publicas de Medellin ESP
7.63%, 07/29/19	300	306
Southern Co.
2.45%, 09/01/18	1,014	1,013
1.85%, 07/01/19	1,665	1,648
SP PowerAssets Ltd.
2.70%, 09/14/22	3,000	2,921
		10,472
Total Corporate Bonds And Notes (cost $230,535)		226,818
SENIOR LOAN INTERESTS 8.5%
Consumer Discretionary 1.8%
A-L Parent LLC
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.25%), 12/01/23 (b) (j)	110	110
1st Lien Term Loan, 5.35%, (3M LIBOR + 3.25%), 12/01/23 (b)	1,010	1,011
American Tire Distributors Holdings Inc.
Term Loan, 6.34%, (1M LIBOR + 4.25%), 10/01/21 (b)	494	320
CBS Radio Inc.
Term Loan B, 4.84%, (3M LIBOR + 2.75%), 11/18/24 (b)	985	970
	Shares/Par[1]	Value ($)
Cengage Learning Acquisitions Inc.
Term Loan B, 6.34%, (3M LIBOR + 4.25%), 06/07/23 (b)	1,885	1,727
ClubCorp Holdings Inc.
Term Loan B, 4.89%, (3M LIBOR + 3.25%), 08/16/24 (b)	1,391	1,373
DexKo Global Inc.
Incremental Term Loan, 5.80%, (3M LIBOR + 3.50%), 07/24/24 (b)	34	34
Equinox Holdings Inc.
1st Lien Term Loan, 4.98%, (1M LIBOR + 3.00%), 03/08/24 (b)	1,318	1,315
Explorer Holdings Inc.
Term Loan B, 5.81%, (3M LIBOR + 3.75%), 05/02/23 (b)	1,042	1,037
Federal-Mogul Holdings Corp.
Term Loan C, 5.73%, (3M LIBOR + 3.75%), 04/15/21 (b)	261	261
Term Loan C, 5.82%, (3M LIBOR + 3.75%), 04/15/21 (b)	788	788
Garda World Security Corp.
Term Loan, 5.80%, (3M LIBOR + 3.50%), 05/12/24 (b)	1,150	1,149
Hayward Industries Inc.
1st Lien Term Loan, 5.48%, (3M LIBOR + 3.50%), 08/04/24 (b)	1,687	1,688
Intrawest Resorts Holdings Inc.
Term Loan B-1, 0.00%, (3M LIBOR + 3.00%), 06/28/24 (b) (j)	15	15
Term Loan B-1, 4.98%, (3M LIBOR + 3.25%), 06/28/24 (b)	1,228	1,226
IRB Holding Corp.
1st Lien Term Loan, 5.28%, (3M LIBOR + 3.25%), 01/17/25 (b)	410	410
1st Lien Term Loan, 5.25%, (3M LIBOR + 3.25%), 01/18/25 (b)	510	510
Lions Gate Capital Holdings LLC
Term Loan B, 4.34%, (3M LIBOR + 2.25%), 03/20/25 (b)	299	298
LTF Merger Sub Inc.
Term Loan B, 5.06%, (3M LIBOR + 2.75%), 06/22/22 (b)	1,577	1,571
Mavis Tire Express Services Corp.
1st Lien Term Loan, 5.33%, (3M LIBOR + 3.25%), 03/15/25 (b)	858	849
Delayed Draw Term Loan, 5.33%, (3M LIBOR + 3.25%), 03/15/25 (b)	7	7
Meredith Corp.
Term Loan B, 5.09%, (3M LIBOR + 3.00%), 01/08/25 (b)	287	287
Minimax GmbH & Co. KG
Term Loan B, 0.00%, (3M LIBOR + 3.00%), 06/18/25 (b) (j)	100	100
Mission Broadcasting Inc.
Term Loan B-2, 4.48%, (3M LIBOR + 2.50%), 01/17/24 (b)	125	125
Mohegan Tribal Gaming Authority
Term Loan B, 5.98%, (3M LIBOR + 4.00%), 10/30/23 (b)	373	351
Nexstar Broadcasting Inc.
Term Loan B-2, 4.48%, (3M LIBOR + 2.50%), 01/17/24 (b)	961	959
Playa Resorts Holding BV
Term Loan B, 4.72%, (3M LIBOR + 2.75%), 04/07/24 (b)	1,871	1,846
Rentpath Inc.
Term Loan, 6.85%, (3M LIBOR + 4.75%), 12/17/21 (b) (k)	955	867
Scientific Games International Inc.
Term Loan B-5, 4.84%, (3M LIBOR + 2.75%), 08/14/24 (b)	238	236
Term Loan B-5, 4.92%, (3M LIBOR + 2.75%), 08/14/24 (b)	1,000	992
SIWF Holdings Inc.
1st Lien Term Loan, 6.32%, (3M LIBOR + 4.25%), 05/25/25 (b) (e)	755	758

See accompanying Notes to Financial Statements.

59

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Stars Group Holdings BV
Incremental Term Loan, 0.00%, (3M LIBOR + 3.00%), 06/29/25 (b) (j)	245	245
Tenneco Inc.
1st Lien Term Loan B, 0.00%, (3M LIBOR + 2.75%), 06/18/25 (b) (j)	835	826
Tribune Media Co.
Term Loan, 5.09%, (3M LIBOR + 3.00%), 12/27/20 (b) (f)	39	39
Term Loan C, 5.09%, (3M LIBOR + 3.00%), 01/20/24 (b)	1,206	1,203
UFC Holdings LLC
1st Lien Term Loan, 5.24%, (3M LIBOR + 3.25%), 07/22/23 (b)	1,322	1,321
		26,824
Consumer Staples 0.2%
Albertsons LLC
Term Loan, 0.00%, (3M LIBOR + 3.00%), 05/02/23 (b) (j)	130	130
BJ's Wholesale Club Inc.
1st Lien Term Loan, 5.53%, (3M LIBOR + 3.50%), 01/26/24 (b)	1,240	1,238
CHG PPC Parent LLC
Term Loan B, 4.84%, (3M LIBOR + 2.75%), 03/16/25 (b) (e)	115	114
CSM Bakery Solutions LLC
1st Lien Term Loan, 6.31%, (1M LIBOR + 4.00%), 07/22/20 (b)	887	858
Hearthside Food Solutions LLC
Term Loan B, 5.09%, (3M LIBOR + 3.00%), 05/17/25 (b)	195	193
KIK Custom Products Inc.
Term Loan B, 5.97%, (3M LIBOR + 4.00%), 08/26/22 (b)	1,035	1,027
		3,560
Energy 0.6%
Brazos Delaware II LLC
Term Loan B, 6.09%, (3M LIBOR + 4.00%), 05/16/25 (b)	950	950
Coronado Coal LLC
Term Loan B, 8.80%, (3M LIBOR + 6.50%), 03/21/25 (b)	290	292
Term Loan C, 8.80%, (3M LIBOR + 6.50%), 03/21/25 (b)	79	80
Covia Holdings Corp.
Term Loan, 6.05%, (3M LIBOR + 3.75%), 05/17/25 (b)	460	460
EG Finco Ltd.
Term Loan, 6.14%, (3M LIBOR + 4.00%), 06/30/25 (b)	663	657
EG Group Ltd.
Term Loan B, 6.34%, (3M LIBOR + 4.00%), 02/01/25 (b)	214	212
ExGen Renewables IV LLC
Term Loan B, 5.31%, (1M LIBOR + 3.00%), 11/15/24 (b)	623	624
Foresight Energy LLC
1st Lien Term Loan, 8.11%, (1M LIBOR + 5.75%), 03/16/22 (b)	758	752
Frontera Generation Holdings LLC
Term Loan B, 6.55%, (3M LIBOR + 4.25%), 04/25/25 (b)	505	504
FTS International Inc.
Term Loan B, 6.73%, (3M LIBOR + 4.75%), 04/16/21 (b)	596	598
Gavilan Resources LLC
2nd Lien Term Loan, 8.09%, (3M LIBOR + 6.00%), 02/24/24 (b)	125	123
Lucid Energy Group II LLC
1st Lien Term Loan, 5.09%, (3M LIBOR + 3.00%), 01/31/25 (b)	459	456
Oryx Southern Delaware Holdings LLC
Term Loan, 5.23%, (3M LIBOR + 3.25%), 02/26/25 (b) (f)	613	606
PowerTeam Services LLC
1st Lien Term Loan, 5.58%, (3M LIBOR + 3.25%), 02/28/25 (b)	1,152	1,137
	Shares/Par[1]	Value ($)
Traverse Midstream Partners LLC
Term Loan, 5.85%, (3M LIBOR + 4.00%), 09/22/24 (b)	325	325
U.S. Silica Co.
Term Loan B, 6.13%, (3M LIBOR + 4.00%), 04/12/25 (b)	963	961
Ultra Resources Inc.
1st Lien Term Loan, 5.09%, (3M LIBOR + 3.00%), 04/14/24 (b)	300	277
		9,014
Financials 1.0%
Acrisure LLC
Term Loan B, 0.00%, (3M LIBOR + 4.25%), 11/07/23 (b) (j)	160	159
Term Loan B, 6.61%, (3M LIBOR + 4.25%), 11/22/23 (b)	776	772
AlixPartners LLP
Term Loan B, 5.05%, (3M LIBOR + 2.75%), 03/28/24 (b)	373	373
AssuredPartners Inc.
1st Lien Term Loan, 5.34%, (3M LIBOR + 3.25%), 10/22/24 (b)	1,244	1,237
Asurion LLC
Term Loan B-6, 4.73%, (3M LIBOR + 2.75%), 11/03/23 (b)	1,229	1,226
Term Loan B-7, 0.00%, (3M LIBOR + 3.00%), 11/15/24 (b) (j)	80	80
Term Loan, 0.00%, (3M LIBOR + 6.00%), 08/04/25 (b) (j)	290	293
BCP Renaissance Parent LLC
Term Loan B, 5.86%, (3M LIBOR + 3.50%), 09/20/24 (b)	645	643
Capri Finance LLC
1st Lien Term Loan, 5.61%, (3M LIBOR + 3.25%), 10/04/24 (b)	2,115	2,095
Duff & Phelps Corp.
Term Loan B, 5.55%, (1M LIBOR + 3.25%), 12/04/24 (b)	1,152	1,146
Edelman Financial Group
Term Loan B, 0.00%, (3M LIBOR + 4.25%), 06/26/25 (b) (j)	420	419
2nd Lien Term Loan, 0.00%, (3M LIBOR + 4.25%), 06/26/26 (b) (j)	65	65
GTCR Valor Cos. Inc.
Term Loan B-1, 5.31%, (3M LIBOR + 3.25%), 06/30/23 (b)	660	658
Gulf Finance LLC
Term Loan B, 0.00%, (3M LIBOR + 5.25%), 08/25/23 (b) (j)	290	250
Intralinks Inc.
1st Lien Term Loan, 5.99%, (3M LIBOR + 4.00%), 11/10/24 (b) (k)	1,209	1,207
ION Trading Technologies S.a.r.l.
Incremental Term Loan B, 0.00%, (1M LIBOR + 4.00%), 11/21/24 (b) (j)	990	980
McDermott Technology Americas Inc.
1st Lien Term Loan, 7.09%, (3M LIBOR + 5.00%), 04/04/25 (b)	948	951
SolarWinds Holdings Inc.
Term Loan B, 4.98%, (3M LIBOR + 3.00%), 02/06/24 (b)	691	690
Solera LLC
Term Loan B, 4.73%, (3M LIBOR + 2.75%), 03/03/23 (b)	1,162	1,155
TKC Holdings Inc.
1st Lien Term Loan, 5.73%, (3M LIBOR + 3.75%), 02/08/23 (b)	1,269	1,265
		15,664
Health Care 1.0%
Amneal Pharmaceuticals LLC
Term Loan B, 5.63%, (3M LIBOR + 3.50%), 03/26/25 (b)	945	942
CHG Healthcare Services Inc.
1st Lien Term Loan B, 5.06%, (3M LIBOR + 3.00%), 06/07/23 (b)	3	3
1st Lien Term Loan B, 5.36%, (3M LIBOR + 3.00%), 06/07/23 (b)	1,386	1,387

See accompanying Notes to Financial Statements.

60

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Concentra Inc.
1st Lien Term Loan, 4.74%, (3M LIBOR + 2.75%), 06/01/22 (b)	140	140
CVS Holdings I LP
1st Lien Term Loan, 5.10%, (3M LIBOR + 3.00%), 02/01/25 (b)	448	443
DentalCorp Perfect Smile ULC
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.75%), 05/09/25 (b) (j)	380	381
1st Lien Term Loan, 5.76%, (3M LIBOR + 3.75%), 05/09/25 (b)	160	160
1st Lien Delayed Draw Term Loan, 0.00%, (3M LIBOR + 3.75%), 06/01/25 (b) (j)	95	95
Equian LLC
Term Loan B, 0.00%, (3M LIBOR + 3.25%), 05/20/24 (b) (j)	1	1
Term Loan B, 5.33%, (3M LIBOR + 3.25%), 05/20/24 (b)	1,087	1,083
Gentiva Health Services Inc.
1st Lien Delayed Draw Term Loan, 0.00%, (3M LIBOR + 3.75%), 06/20/25 (b) (j)	430	427
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.75%), 06/20/25 (b) (j)	685	679
2nd Lien Term Loan, 0.00%, (3M LIBOR + 7.00%), 06/21/26 (b) (f) (j)	265	268
Kindred Healthcare Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 5.00%), 06/21/25 (b) (j)	440	436
MedRisk Inc.
1st Lien Term Loan, 4.98%, (3M LIBOR + 3.00%), 01/24/25 (b)	139	139
MPH Acquisition Holdings LLC
Term Loan B, 5.08%, (3M LIBOR + 3.00%), 06/07/23 (b)	1,231	1,223
Parexel International Corp.
Term Loan B, 4.84%, (3M LIBOR + 3.00%), 08/06/24 (b)	1,152	1,145
Radiology Partners Holdings LLC
1st Lien Term Loan B, 0.00%, (3M LIBOR + 4.25%), 06/28/25 (b) (f) (j)	1,205	1,193
Select Medical Corp.
Term Loan B, 6.75%, (3M Prime Rate + 1.75%), 02/13/24 (b)	1	1
Term Loan B, 4.80%, (3M LIBOR + 2.75%), 06/30/24 (b)	1,529	1,525
Sound Inpatient Physicians
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.00%), 06/19/25 (b) (j)	235	235
Team Health Holdings Inc.
1st Lien Term Loan, 4.84%, (3M LIBOR + 2.75%), 01/12/24 (b)	1,175	1,128
Valeant Pharmaceuticals International Inc.
Term Loan B, 4.98%, (3M LIBOR + 3.00%), 05/19/25 (b)	140	139
Wink Holdco Inc.
1st Lien Term Loan B, 4.98%, (3M LIBOR + 3.00%), 11/02/24 (b)	1,187	1,178
		14,351
Industrials 1.5%
Blount International Inc.
Term Loan B, 6.23%, (3M LIBOR + 4.25%), 12/31/20 (b)	125	125
Brand Energy & Infrastructure Services Inc.
Term Loan, 6.58%, (3M LIBOR + 4.25%), 06/16/24 (b)	6	6
Term Loan, 6.61%, (3M LIBOR + 4.25%), 06/16/24 - 06/17/24 (b)	1,103	1,104
Ceva Group Plc
Letter of Credit, 6.50%, (3M LIBOR + 5.50%), 03/12/21 (b) (f)	298	297
Ceva Intercompany BV
Term Loan, 7.86%, (3M LIBOR + 5.50%), 03/18/21 (b)	100	100
Ceva Logistics Canada ULC
Term Loan, 7.86%, (3M LIBOR + 5.50%), 03/18/21 (b)	51	51
	Shares/Par[1]	Value ($)
Ceva Logistics US Holdings Inc.
Term Loan, 7.86%, (3M LIBOR + 5.50%), 03/12/21 (b)	465	463
Compass Power Generation LLC
Term Loan B, 5.84%, (3M LIBOR + 3.75%), 12/12/24 (b)	816	819
DAE Aviation Holdings Inc.
1st Lien Term Loan, 5.73%, (3M LIBOR + 3.75%), 06/25/22 (b)	378	378
EAB Global Inc.
1st Lien Term Loan, 6.11%, (3M LIBOR + 3.75%), 08/15/22 (b)	3	3
1st Lien Term Loan, 6.25%, (3M LIBOR + 3.75%), 08/15/22 (b)	1,234	1,214
Electrical Components International Inc.
1st Lien Term Loan, 6.59%, (3M LIBOR + 4.25%), 06/22/25 (b)	250	248
EXC Holdings III Corp.
1st Lien Term Loan, 0.00%, (1M LIBOR + 3.50%), 11/16/24 (b) (j)	170	170
1st Lien Term Loan, 5.48%, (1M LIBOR + 3.50%), 11/16/24 (b)	601	601
Filtration Group Corp.
1st Lien Term Loan, 5.30%, (3M LIBOR + 3.00%), 03/27/25 (b)	239	239
Gates Global LLC
Term Loan B, 5.05%, (3M LIBOR + 3.00%), 04/01/24 (b)	775	774
Gopher Resource LLC
1st Lien Term Loan, 5.48%, (3M LIBOR + 3.25%), 02/09/25 (b)	494	494
KBR Inc.
Term Loan B, 5.84%, (3M LIBOR + 3.75%), 03/29/25 (b)	535	535
Kenan Advantage Group Inc.
Term Loan, 4.98%, (1M LIBOR + 3.00%), 07/22/22 (b)	1,315	1,312
Milacron LLC
Term Loan B, 4.48%, (3M LIBOR + 2.5%), 09/23/23 (b)	1,461	1,450
Pike Corp.
Term Loan B, 5.49%, (3M LIBOR + 3.50%), 03/13/25 (b)	359	360
Pisces Midco Inc.
Term Loan, 6.09%, (3M LIBOR + 3.75%), 04/12/25 (b)	675	673
PODS LLC
Term Loan B-3, 5.05%, (1M LIBOR + 3.00%), 11/20/24 (b)	1,186	1,179
1st Lien Term Loan, 4.78%, (3M LIBOR + 2.75%), 11/21/24 (b)	241	240
Robertshaw US Holding Corp.
1st Lien Term Loan, 5.50%, (3M LIBOR + 3.50%), 02/14/25 (b)	826	824
SMG Holdings Inc.
1st Lien Term Loan, 5.34%, (3M LIBOR + 3.25%), 01/11/25 (b)	603	602
Southern Graphics Inc.
1st Lien Term Loan, 5.23%, (3M LIBOR + 3.50%), 11/21/22 (b)	1,233	1,228
SRS Distribution Inc.
1st Lien Term Loan, 5.58%, (3M LIBOR + 3.25%), 05/19/25 (b)	135	133
Syncreon Global Finance (US) Inc.
Term Loan B, 6.61%, (3M LIBOR + 4.25%), 10/28/20 (b)	475	447
Tempo Acquisition LLC
Term Loan, 4.98%, (3M LIBOR + 3.00%), 04/20/24 (b)	1,065	1,059
Titan Acquisition Ltd.
Term Loan B, 5.09%, (3M LIBOR + 3.00%), 03/16/25 (b)	549	540
TransDigm Inc.
Term Loan E, 4.48%, (3M LIBOR + 2.75%), 06/09/23 (b)	939	932
Term Loan E, 5.05%, (3M LIBOR + 2.75%), 06/09/23 (b)	494	490

See accompanying Notes to Financial Statements.

61

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
USIC Holdings Inc.
Incremental Term Loan, 0.00%, (3M LIBOR + 3.25%), 12/02/23 (b) (j)	60	60
Term Loan B, 5.24%, (3M LIBOR + 3.25%), 12/09/23 (b)	6	6
Term Loan B, 5.28%, (3M LIBOR + 3.25%), 12/09/23 (b)	39	39
West Corp.
Term Loan, 5.98%, (3M LIBOR + 4.00%), 10/03/24 (b)	596	594
Term Loan B-1, 5.48%, (3M LIBOR + 3.50%), 10/10/24 (b)	400	396
WP CPP Holdings LLC
Term Loan, 0.00%, (3M LIBOR + 3.75%), 04/30/25 (b) (j)	480	482
Term Loan, 6.28%, (3M LIBOR + 3.75%), 04/30/25 (b)	175	176
Yak Access LLC
1st Lien Term Loan B, 0.00%, (3M LIBOR + 5.00%), 06/29/25 (b) (j)	820	795
Zodiac Pool Solutions LLC
1st Lien Term Loan, 6.30%, (3M LIBOR + 4.00%), 12/20/23 (b)	1,189	1,187
		22,825
Information Technology 1.4%
Access CIG LLC
1st Lien Term Loan, 5.73%, (3M LIBOR + 3.75%), 02/14/25 (b)	661	661
Almonde Inc.
1st Lien Term Loan, 5.81%, (3M LIBOR + 3.50%), 04/26/24 (b)	627	616
2nd Lien Term Loan, 9.56%, (3M LIBOR + 7.25%), 04/27/25 (b)	610	587
Applied Systems Inc.
1st Lien Term Loan, 5.30%, (3M LIBOR + 3.25%), 09/06/24 (b)	1,067	1,067
Ascend Learning LLC
Term Loan B, 5.09%, (3M LIBOR + 3.00%), 06/29/24 (b)	224	223
Blackhawk Network Holdings Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.00%), 05/31/25 (b) (j)	180	179
1st Lien Term Loan, 5.07%, (3M LIBOR + 3.00%), 05/31/25 (b)	280	279
BMC Software Finance Inc.
Term Loan B, 0.00%, (3M LIBOR + 3.25%), 06/30/25 (b) (f) (j)	1,295	1,287
Bright Bidco BV
Term Loan B, 5.48%, (3M LIBOR + 3.50%), 06/28/24 (b)	128	127
Term Loan B, 5.80%, (3M LIBOR + 3.50%), 06/28/24 (b)	604	599
Colorado Buyer Inc.
Term Loan B, 5.36%, (1M LIBOR + 3.00%), 03/15/24 (b)	923	921
2nd Lien Term Loan, 9.61%, (3M LIBOR + 7.25%), 05/01/25 (b)	125	125
Cvent Inc.
1st Lien Term Loan, 5.73%, (3M LIBOR + 3.75%), 11/30/24 (b)	1,242	1,239
Flexential Intermediate Corp.
1st Lien Term Loan, 5.83%, (3M LIBOR + 3.50%), 07/24/24 (b)	1,623	1,602
Flexera Software LLC
1st Lien Term Loan, 5.24%, (3M LIBOR + 3.25%), 01/24/25 (b)	981	977
GTT Communications Inc.
Term Loan B, 4.88%, (3M LIBOR + 2.75%), 04/27/25 (b)	1,170	1,152
Kronos Inc.
Term Loan B, 5.36%, (3M LIBOR + 3.00%), 11/01/23 (b)	1,236	1,233
Mitchell International Inc.
Delayed Draw Term Loan, 5.22%, (3M LIBOR + 3.25%), 11/21/24 (b)	92	91
1st Lien Term Loan, 5.23%, (3M LIBOR + 3.25%), 11/21/24 (b)	1,135	1,126
	Shares/Par[1]	Value ($)
2nd Lien Term Loan, 9.23%, (3M LIBOR + 7.25%), 12/01/25 (b)	400	399
Optiv Security Inc.
1st Lien Term Loan, 5.25%, (3M LIBOR + 3.25%), 01/27/24 (b)	379	368
Plantronics Inc.
Term Loan B, 0.00%, (3M LIBOR + 2.50%), 06/01/25 (b) (j)	585	583
PowerSchool
Term Loan B, 0.00%, (3M LIBOR + 3.25%), 06/15/25 (b) (f) (j)	245	243
Project Alpha Intermediate Holding Inc.
Term Loan B, 5.99%, (3M LIBOR + 3.50%), 04/26/24 (b)	1,391	1,382
Quest Software US Holdings Inc.
1st Lien Term Loan, 6.58%, (3M LIBOR + 4.25%), 05/17/25 (b)	625	622
Radiate Holdco LLC
1st Lien Term Loan, 5.09%, (3M LIBOR + 3.00%), 12/09/23 (b)	1,139	1,122
Renaissance Holding Corp.
Term Loan, 5.23%, (3M LIBOR + 3.25%), 05/21/25 (b)	275	273
Sirius Computer Solutions Inc.
Term Loan, 6.23%, (3M LIBOR + 4.25%), 10/30/22 (b)	860	861
Sophia LP
Term Loan B, 5.58%, (1M LIBOR + 3.25%), 09/30/22 (b)	1,229	1,223
Vertafore Inc.
1st Lien Term Loan B, 0.00%, (3M LIBOR + 3.25%), 06/04/25 (b) (j)	810	804
		21,971
Materials 0.5%
Aleris International Inc.
Term Loan, 6.86%, (3M LIBOR + 4.75%), 04/15/23 (b)	475	470
Avantor Inc.
1st Lien Term Loan, 6.09%, (3M LIBOR + 4.00%), 09/22/24 (b)	981	985
BWAY Holding Co.
Term Loan B, 5.59%, (3M LIBOR + 3.25%), 04/03/24 (b)	456	453
Forterra Finance LLC
Term Loan B, 4.98%, (1M LIBOR + 3.00%), 10/25/23 (b)	671	625
GrafTech Finance Inc.
Term Loan B, 5.50%, (3M LIBOR + 3.50%), 02/01/25 (b)	1,325	1,316
Invictus U.S. LLC
1st Lien Term Loan, 5.10%, (3M LIBOR + 3.00%), 02/14/25 (b)	140	139
Klockner-Pentaplast of America Inc.
Term Loan B-2, 6.23%, (3M LIBOR + 4.25%), 06/30/22 (b)	1,274	1,217
Kraton Polymers LLC
Term Loan, 4.48%, (3M LIBOR + 2.50%), 03/03/25 (b)	—	—
Phoenix Services International LLC
Term Loan, 5.75%, (3M LIBOR + 3.75%), 01/29/25 (b)	175	175
Pro Mach Group Inc.
Term Loan B, 5.02%, (3M LIBOR + 3.00%), 03/07/25 (b)	613	605
Reynolds Group Holdings Inc.
Term Loan, 4.73%, (3M LIBOR + 2.75%), 02/05/23 (b)	847	843
Solenis International LP
1st Lien Term Loan, 0.00%, (3M LIBOR + 4.00%), 12/18/25 (b) (j)	680	678
2nd Lien Term Loan, 10.68%, (3M LIBOR + 8.50%), 06/18/26 (b)	140	137
		7,643
Real Estate 0.0%
Capital Automotive LP
2nd Lien Term Loan, 8.10%, (3M LIBOR + 6.00%), 03/21/25 (b)	114	114

See accompanying Notes to Financial Statements.

62

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Telecommunication Services 0.5%
Avaya Inc.
Term Loan B, 6.32%, (3M LIBOR + 4.25%), 11/09/24 (b)	850	851
CenturyLink Inc.
Term Loan B, 4.84%, (3M LIBOR + 2.75%), 01/15/25 (b)	1,109	1,086
Cincinnati Bell Inc.
Term Loan, 5.57%, (3M LIBOR + 3.25%), 10/02/24 (b)	1,090	1,088
Digicel International Finance Ltd.
Term Loan B, 5.61%, (3M LIBOR + 3.25%), 05/27/24 (b)	60	57
Greeneden US Holdings II LLC
Term Loan B, 5.80%, (3M LIBOR + 3.50%), 12/01/23 (b)	1,094	1,093
Intelsat Jackson Holdings SA
Term Loan B-3, 5.85%, (3M LIBOR + 3.75%), 11/27/23 (b)	920	917
Securus Technologies Holdings Inc.
1st Lien Term Loan, 6.48%, (3M LIBOR + 4.50%), 06/20/24 (b)	2,163	2,170
Delayed Draw Term Loan, 0.00%, (3M LIBOR + 4.50%), 11/01/24 (b) (j)	316	317
Telesat Canada
Term Loan B-4, 5.31%, (3M LIBOR + 2.50%), 11/17/23 (b)	538	534
		8,113
Total Senior Loan Interests (cost $131,267)		130,079
GOVERNMENT AND AGENCY OBLIGATIONS 16.6%
Collateralized Mortgage Obligations 3.3%
Federal Home Loan Mortgage Corp.
Series HA-4582, REMIC, 3.00%, 09/15/45	3,572	3,491
Series QA-4060, REMIC, 1.50%, 09/15/26	3,748	3,608
Series AN-4030, REMIC, 1.75%, 04/15/27	6,685	6,466
Series CD-4484, REMIC, 1.75%, 07/15/30	5,860	5,649
Series BA-4642, REMIC, 3.00%, 02/15/41	7,201	7,136
Series A-4734, REMIC, 3.00%, 07/15/42	6,665	6,576
Series FA-4125, REMIC, 2.42%, (1M US LIBOR + 0.35%), 11/15/42 (b)	5,085	5,098
Series LA-4738, REMIC, 3.00%, 11/15/43	6,701	6,582
Federal National Mortgage Association
Series 2016-PA-72, REMIC, 3.00%, 07/25/46	5,248	5,137
		49,743
Commercial Mortgage-Backed Securities 0.0%
Federal Home Loan Mortgage Corp.
Interest Only, Series X1-K722, REMIC, 1.44%, 03/25/23 (b)	12,938	630
Mortgage-Backed Securities 0.6%
Federal Home Loan Mortgage Corp.
3.50%, 09/01/32	8,948	9,055
Sovereign 2.0%
Banco del Estado de Chile
2.67%, 01/08/21 (c)	300	292
3.88%, 02/08/22	2,400	2,392
Banco Latinoamericano de Comercio Exterior SA
3.25%, 05/07/20	2,000	1,971
Chile Government International Bond
3.25%, 09/14/21	1,600	1,598
2.25%, 10/30/22	2,900	2,767
Costa Rica Government International Bond
10.00%, 08/01/20	400	438
Dominican Republic International Bond
7.50%, 05/06/21	1,400	1,471
Export-Import Bank of India
2.75%, 04/01/20	300	295
3.13%, 07/20/21	2,000	1,952
3.33%, (3M US LIBOR + 1.00%), 08/21/22 (b)	500	503
Indonesia Government International Bond
4.88%, 05/05/21	2,500	2,572
3.70%, 01/08/22	1,200	1,188
3.70%, 01/08/22 (c)	200	198
Israel Government International Bond
4.00%, 06/30/22	2,200	2,254
	Shares/Par[1]	Value ($)
Mexico Government International Bond
3.63%, 03/15/22	900	898
Panama Government International Bond
5.20%, 01/30/20	1,300	1,343
Perusahaan Penerbit SBSN Indonesia III
6.13%, 03/15/19	200	204
Poland Government International Bond
5.13%, 04/21/21	1,000	1,050
Republic of Philippines
4.00%, 01/15/21	4,200	4,241
Wakala Global Sukuk Bhd
4.65%, 07/06/21	2,900	3,005
		30,632
Treasury Inflation Indexed Securities 2.0%
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/19 (l)	30,474	30,288
U.S. Treasury Securities 8.7%
U.S. Treasury Note
1.50%, 08/15/20	37,100	36,294
2.00%, 08/31/21	43,250	42,399
2.13%, 09/30/21 (m)	43,150	42,442
1.88%, 01/31/22	12,400	12,061
		133,196
Total Government And Agency Obligations (cost $258,010)		253,544
SHORT TERM INVESTMENTS 16.2%
Investment Companies 7.4%
JNL Government Money Market Fund - Institutional Class, 1.79% (n) (o)	113,178	113,178
Treasury Securities 8.8%
U.S. Treasury Bill
1.75%, 07/19/18 (p)	33,500	33,469
1.90%, 08/16/18 (p)	39,600	39,506
1.94%, 09/20/18 (p)	30,550	30,423
1.97%, 10/18/18 (p)	30,600	30,422
		133,820
Total Short Term Investments (cost $246,994)		246,998
Total Investments 101.7% (cost $1,562,280)		1,552,761
Other Derivative Instruments (0.2)%		(2,324)
Other Assets and Liabilities, Net (1.5)%		(23,031)
Total Net Assets 100.0%		1,527,406

(a)  The Fund had an unfunded commitment at June 30, 2018. See Unfunded Commitments in the Schedules of Investments.

(b)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c)  The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2018, the value and the percentage of net assets of these liquid securities was $584,141 and 38.2%, respectively.

(d)  Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2018.

(e)   Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

63

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Shares/Par[1]	Value ($)

(f)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(g)   The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(h)   Perpetual security. Next contractual call date presented, if applicable.

(i)   Security issued with a zero coupon. Income is recognized through the accretion of discount.

(j)   This senior loan will settle after June 30, 2018. The reference rate and spread presented will go into effect upon settlement.

(k)   The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(l)   Treasury inflation indexed note, par amount is adjusted for inflation.

(m)  All or a portion of the security is pledged or segregated as collateral.

(n)  Investment in affiliate.

(o)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

(p)   The coupon rate represents the yield to maturity.

JNL/FPA + DoubleLine Flexible Allocation Fund (a)
COMMON STOCKS 64.9%
Consumer Discretionary 12.0%
Charter Communications Inc. - Class A (b)	103	30,265
Comcast Corp. - Class A	1,044	34,247
Expedia Group Inc.	297	35,701
JD.com Inc. - Class A - ADR (b)	176	6,856
Media Group Holdings LLC (b) (c) (d) (e) (f)	33,207	514
Naspers Ltd. - Class N	378	96,126
WPP Plc	2,084	32,674
		236,383
Consumer Staples 1.8%
Mondelez International Inc. - Class A	556	22,785
Unilever NV - CVA	228	12,687
		35,472
Energy 1.9%
Kinder Morgan Inc.	1,506	26,604
Lukoil PJSC - ADR	162	11,153
		37,757
Financials 17.1%
Ally Financial Inc.	1,071	28,139
American Express Co.	221	21,683
American International Group Inc. (g)	1,262	66,924
Aon Plc - Class A (g)	387	53,026
Bank of America Corp. (g)	1,920	54,131
Citigroup Inc.	681	45,549
Groupe Bruxelles Lambert SA	369	38,831
Wells Fargo & Co.	527	29,191
		337,474
Health Care 3.1%
Mylan NV (b) (g)	962	34,761
Thermo Fisher Scientific Inc.	127	26,406
		61,167
Industrials 5.4%
Arconic Inc. (g)	2,573	43,773
Jardine Strategic Holdings Ltd.	268	9,791
United Technologies Corp. (g)	434	54,281
		107,845
Information Technology 20.5%
Alphabet Inc. - Class A (b)	31	35,279
Alphabet Inc. - Class C (b)	31	35,081
Analog Devices Inc. (g)	444	42,569
Baidu.com - Class A - ADR (b)	205	49,739
Broadcom Inc. (g)	96	23,333
Cisco Systems Inc. (g)	501	21,567
Facebook Inc. - Class A (b)	182	35,460
Microsoft Corp. (g)	433	42,691
Oracle Corp. (g)	1,667	73,450
	Shares/Par[1]	Value ($)
TE Connectivity Ltd.	507	45,696
		404,865
Materials 2.1%
Alcoa Corp. (b) (g)	118	5,555
HeidelbergCement AG	125	10,497
LafargeHolcim Ltd.	500	24,303
MMC Norilsk Nickel - ADR	52	938
		41,293
Utilities 1.0%
PG&E Corp.	460	19,558
Total Common Stocks (cost $1,158,027)		1,281,814
PREFERRED STOCKS 0.7%
Consumer Discretionary 0.7%
Porsche Automobil Holding SE (h)	202	12,882
Total Preferred Stocks (cost $11,928)		12,882
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 11.9%
A10 Securitization LLC
Series 2016-A1-1, 2.42%, 03/15/35 (i)	143	143
AIMCO CLO Corp.
Series 2014-AR-AA, 3.46%, (3M US LIBOR + 1.10%), 07/20/26 (i) (j)	3,000	3,000
Allegro CLO VII Ltd.
Series 2018-A-1A, 3.44%, (3M US LIBOR + 1.10%), 06/13/31 (i) (j) (k)	1,000	1,000
ALM XIX LLC
Series 2016-A1-19A, 3.90%, (3M US LIBOR + 1.55%), 07/15/28 (i) (j)	5,000	5,008
Series 2016-A2-19A, 4.55%, (3M US LIBOR + 2.20%), 07/15/28 (i) (j)	5,000	5,018
Arcadia Receivables Credit Trust
Series 2017-A-1, 3.25%, 06/15/23 (i)	1,933	1,937
Ashford Hospitality Trust
Series 2018-A-ASHF, 2.97%, (1M US LIBOR + 0.90%), 04/15/22 (i) (j)	835	833
Atrium Hotel Portfolio Trust
Series 2017-E-ATRM, 5.12%, (1M US LIBOR + 3.05%), 12/15/19 (i) (j)	949	948
Avant Loans Funding Trust
Series 2017-A-A, 2.41%, 03/15/21 (i)	18	18
Banc of America Commercial Mortgage Trust
Interest Only, Series 2016-XA-UB10, REMIC, 2.15%, 06/15/49 (j)	9,521	955
Bank of America Merrill Lynch Commercial Mortgage Trust
Interest Only, Series 2017-XA, REMIC, 1.01%, 07/15/60 (j)	15,437	885
BBCMS Mortgage Trust
Series 2018-A-TALL, REMIC, 2.80%, (1M US LIBOR + 0.72%), 03/15/20 (i) (j)	918	917
BBCMS Trust
Series 2017-C-DELC, REMIC, 3.27%, (1M US LIBOR + 1.20%), 08/15/19 (i) (j)	194	194
Series 2017-D-DELC, REMIC, 3.77%, (1M US LIBOR + 1.70%), 08/15/19 (i) (j)	221	223
Series 2017-E-DELC, REMIC, 4.57%, (1M US LIBOR + 2.50%), 08/15/19 (i) (j)	463	465
Series 2017-F-DELC, REMIC, 5.57%, (1M US LIBOR + 3.50%), 08/15/19 (i) (j)	444	446
Series 2014-E-BXO, REMIC, 4.63%, (1M US LIBOR + 2.56%), 08/15/27 (i) (j)	1,094	1,099
Interest Only, Series 2017-XA-C1, REMIC, 1.69%, 02/15/50 (j)	9,988	984
Bear Stearns Alt-A Trust
Series 2006-31A1-4, REMIC, 4.31%, 07/25/36 (j)	8,037	7,403
Benefit Street Partners CLO III Ltd.
Series 2013-A1R-IIIA, 3.61%, (3M US LIBOR + 1.25%), 07/20/29 (i) (j)	1,000	1,003
BSPRT Ltd.
Series 2017-A-FL2, 2.89%, (1M US LIBOR + 0.82%), 10/01/34 (i) (j)	375	375
Series 2017-AS-FL2, 3.17%, (1M US LIBOR + 1.10%), 10/01/34 (i) (j)	131	131
Series 2017-B-FL2, 3.47%, (1M US LIBOR + 1.40%), 10/01/34 (i) (j)	131	131

See accompanying Notes to Financial Statements.

64

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
BX Trust
Series 2017-D-SLCT, 4.12%, (1M US LIBOR + 2.05%), 07/15/19 (i) (j)	371	372
Series 2017-E-SLCT, 5.22%, (1M US LIBOR + 3.15%), 07/15/19 (i) (j)	610	613
Series 2018-A-GW, 2.70%, (1M US LIBOR + 0.80%), 05/15/25 (i) (j)	100	100
Series 2018-D-GW, 3.67%, (1M US LIBOR + 1.77%), 05/15/25 (i) (j)	100	100
Series 2018-F-MCSF, REMIC, 4.72%, (1M US LIBOR + 2.65%), 04/15/20 (i) (j)	910	903
CFCRE Commercial Mortgage Trust
Interest Only, Series 2017-XB-C8, 1.12%, 06/15/50 (j)	4,001	288
Interest Only, Series 2017-XA-C8, 1.83%, 06/15/50 (j)	11,042	1,142
CFIP CLO Ltd.
Series 2014-AR-1A, 3.66%, (3M US LIBOR + 1.32%), 07/13/29 (i) (j)	1,000	1,004
CG-CCRE Commercial Mortgage Trust
Series 2014-A-FL2, REMIC, 3.93%, (1M US LIBOR + 1.85%), 11/15/31 (i) (j)	247	247
CHT Mortgage Trust
Series 2017-E-CSMO, REMIC, 5.07%, (1M US LIBOR + 3.00%), 11/15/19 (i) (j)	621	624
Series 2017-F-CSMO, REMIC, 5.82%, (1M US LIBOR + 3.74%), 11/15/19 (i) (j)	331	333
Citigroup Commercial Mortgage Trust
Interest Only, Series 2016-XA-GC36, REMIC, 1.48%, 02/10/49 (j)	3,209	242
Citigroup Mortgage Loan Trust Inc.
Series 2007-1A1A-AR8, REMIC, 3.73%, 08/25/37 (j)	2,309	2,149
CLNS Trust
Series 2017-D-IKPR, 4.10%, (1M US LIBOR + 2.05%), 06/11/22 (i) (j)	654	655
Series 2017-E-IKPR, 5.55%, (1M US LIBOR + 3.50%), 06/11/22 (i) (j)	654	656
CLUB Credit Trust
Series 2018-A-NP1, 2.99%, 03/15/19 (i)	750	750
Cold Storage Trust
Series 2017-A-ICE3, 3.07%, (1M US LIBOR + 1.00%), 04/15/24 (i) (j)	542	543
Series 2017-C-ICE3, 3.42%, (1M US LIBOR + 1.35%), 04/15/24 (i) (j)	661	663
Colony Starwood Homes Trust
Series 2016-D-2A, REMIC, 4.42%, (1M US LIBOR + 2.35%), 12/17/18 (i) (j)	1,000	1,005
COLT Mortgage Loan Trust
Series 2017-A3-1, 3.07%, 05/27/47 (i) (j)	2,162	2,117
COMM Mortgage Trust
Interest Only, Series 2013-XA-LC6, REMIC, 1.55%, 01/10/23 (j)	13,758	708
Interest Only, Series 2013-XA-CR9, REMIC, 0.19%, 07/10/45 (j)	65,892	328
Commercial Mortgage Trust
Interest Only, Series 2017-XA-CD4, REMIC, 1.48%, 04/10/27 (j)	5,276	444
Consumer Loan Underlying Bond Credit Trust
Series 2018-A-P1, 3.39%, 07/15/25 (i)	1,500	1,499
Credit Suisse Commercial Mortgage Trust
Series 2008-AM-C1, REMIC, 6.17%, 02/15/41 (i) (j)	186	186
Credit Suisse Mortgage Trust
Series 2017-B-HD, 3.42%, (1M US LIBOR + 1.35%), 02/15/20 (i) (j)	341	341
Series 2017-C-HD, 3.77%, (1M US LIBOR + 1.70%), 02/15/20 (i) (j)	164	164
Series 2017-D-HD, 4.57%, (1M US LIBOR + 2.50%), 02/15/20 (i) (j)	353	354
Series 2017-C-LSTK, REMIC, 3.23%, 04/05/21 (i)	310	306
Series 2017-D-LSTK, REMIC, 3.44%, 04/05/21 (i) (j)	369	362
Series 2017-E-LSTK, REMIC, 3.44%, 04/05/21 (i) (j)	340	332
Interest Only, Series 2017-XB-LSTK, REMIC, 0.32%, 04/05/33 (i) (j)	1,967	9
	Shares/Par[1]	Value ($)
Interest Only, Series 2017-XA-LSTK, REMIC, 0.68%, 04/05/33 (i) (j)	5,407	59
CSAIL Commercial Mortgage Trust
Interest Only, Series 2017-XA-CX9, REMIC, 1.04%, 08/15/27 (j)	18,846	895
Interest Only, Series 2017-XA-C8, REMIC, 1.40%, 06/15/50 (j)	11,513	850
CSMC Trust
Series 2017-D-CHOP, REMIC, 3.97%, (1M US LIBOR + 1.90%), 07/15/32 (i) (j)	986	988
CVP CLO Ltd.
Series 2017-A-1A, 3.70%, (3M US LIBOR + 1.34%), 07/20/30 (i) (j)	1,000	1,015
Series 2017-A-2A, 3.12%, (3M US LIBOR + 1.19%), 01/20/31 (i) (j)	1,000	1,000
Earnest Student Loan Program LLC
Series 2016-A2-B, 3.02%, 05/25/34 (i)	3,730	3,707
FREMF Mortgage Trust
Series 2016-B-KF22, REMIC, 7.05%, (1M US LIBOR + 5.05%), 07/25/23 (i) (j)	692	738
GCAT LLC
Series 2018-A1-2, 4.09%, 06/26/23 (i) (l)	5,000	5,000
Gilbert Park CLO Ltd.
Series 2017-A-1A, 3.54%, (3M US LIBOR + 1.19%), 10/15/30 (i) (j)	1,000	1,001
GMAC Commercial Mortgage Securities Inc.
Series 2004-E-C3, REMIC, 5.14%, 12/10/41 (i) (j)	1,087	1,084
GPMT Ltd.
Series 2018-A-FL1, 2.98%, (1M US LIBOR + 0.90%), 12/19/20 (i) (j)	897	895
Great Wolf Trust
Series 2017-D-WOLF, 4.17%, (1M US LIBOR + 2.10%), 09/15/19 (i) (j)	302	302
Series 2017-E-WOLF, 5.17%, (1M US LIBOR + 3.10%), 09/15/19 (i) (j)	468	470
Series 2017-F-WOLF, 6.14%, (1M US LIBOR + 4.07%), 09/15/19 (i) (j)	249	250
GS Mortgage Securities Corp. II
Interest Only, Series 2017-XA-GS8, 1.13%, 11/10/50 (j)	12,587	885
GS Mortgage Securities Trust
Series 2017-E-500K, 3.57%, (1M US LIBOR + 1.50%), 07/15/19 (i) (j)	462	462
Series 2017-F-500K, 3.87%, (1M US LIBOR + 1.80%), 07/15/19 (i) (j)	317	317
Series 2017-G-500K, 4.57%, (1M US LIBOR + 2.50%), 07/15/19 (i) (j)	202	202
Interest Only, Series 2016-XA-GS3, 1.40%, 10/10/49 (j)	10,741	829
Interest Only, Series 2017-XA-GS6, 1.20%, 05/10/50 (j)	15,165	1,160
Interest Only, Series 2013-XA-GC10, REMIC, 1.69%, 02/10/46 (j)	13,253	734
Interest Only, Series 2016-XA-GS2, REMIC, 1.81%, 05/10/49 (j)	13,965	1,285
Series 2013-A2-GC14, REMIC, 3.00%, 08/10/18	127	127
Interest Only, Series 2017-C-2, REMIC, 1.29%, 08/10/50 (j)	11,536	904
Invitation Homes Trust
Series 2015-A-SFR3, REMIC, 3.37%, (1M US LIBOR + 1.30%), 08/17/32 (i) (j)	1,403	1,403
Jamestown CLO III Ltd.
Series 2013-A1AR-3A, 3.49%, (3M US LIBOR + 1.14%), 01/15/26 (i) (j)	1,228	1,228
Jamestown CLO IV Ltd.
Series 2014-A1AR-4A, 3.04%, (3M US LIBOR + 0.69%), 07/15/26 (i) (j)	3,042	3,032
JPMBB Commercial Mortgage Securities Trust
Interest Only, Series 2016-XA-C2, REMIC, 1.85%, 06/15/49 (j)	18,516	1,560
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2016-B-ASH, 4.22%, (1M US LIBOR + 2.15%), 10/15/22 (i) (j)	586	586
Series 2016-C-ASH, 4.82%, (1M US LIBOR + 2.75%), 10/15/22 (i) (j)	331	332

See accompanying Notes to Financial Statements.

65

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-AM-LD11, REMIC, 6.16%, 06/15/49 (j)	164	166
Series 2017-C-MAUI, REMIC, 3.30%, (1M US LIBOR + 1.25%), 07/15/19 (i) (j)	254	254
Series 2017-D-MAUI, REMIC, 4.00%, (1M US LIBOR + 1.95%), 07/15/19 (i) (j)	238	239
Series 2017-E-MAUI, REMIC, 5.00%, (1M US LIBOR + 2.95%), 07/15/19 (i) (j)	211	212
Series 2017-F-MAUI, REMIC, 5.80%, (1M US LIBOR + 3.75%), 07/15/19 (i) (j)	297	298
Series 2006-AMS-LDP9, REMIC, 5.34%, 05/15/47	1,138	1,135
JPMorgan Mortgage Trust
Series 2014-A707-FRR1, RE-REMIC, 4.35%, 12/27/18 (i)	1,022	1,016
Kabbage Asset Securitization LLC
Series 2017-A-1, 4.57%, 03/16/20 (i)	7,000	7,067
LCCM Mortgage Trust
Series 2014-MRC-PKMD, REMIC, 2.86%, 11/14/19 (i) (j)	1,018	1,009
Legacy Mortgage Asset Trust
Series 2018-A1-GS2, 4.00%, 04/25/58 (c) (i) (l)	10,000	10,004
Lendmark Funding Trust
Series 2017-A-1A, 2.83%, 12/22/25 (i)	4,000	3,965
LoanCore Issuer Ltd.
Series 2018-A-CRE1, 3.20%, (1M US LIBOR + 1.13%), 08/15/22 (i) (j)	490	490
Marathon CRE Issuer Ltd.
Series 2018-A-FL1, 3.48%, (1M US LIBOR + 1.15%), 07/15/22 (i) (j) (m)	476	476
Midocean Credit CLO VII
Series 2017-A1-7A, 3.67%, (3M US LIBOR + 1.32%), 07/15/29 (i) (j)	4,000	4,004
Mill City Mortgage Loan Trust
Series 2017-A1-1, REMIC, 2.75%, 11/25/58 (i) (j)	3,752	3,695
Milos CLO Ltd.
Series 2017-A-1A, 3.61%, (3M US LIBOR + 1.25%), 10/20/30 (i) (j)	4,000	4,008
Morgan Stanley Bank of America Merrill Lynch Trust
Interest Only, Series 2014-LNCX-C19, REMIC, 0.60%, 12/15/46 (i)	24,890	843
Interest Only, Series 2016-XA-C32, REMIC, 0.90%, 12/15/49 (j)	3,043	147
Octagon Investment Partners XXVII Ltd.
Series 2016-D-1A, 7.10%, (3M US LIBOR + 4.75%), 07/15/27 (i) (j)	1,000	1,001
OFSI Fund V Ltd.
Series 2018-A-1A, 3.48%, (3M US LIBOR + 1.15%), 07/15/31 (c) (i) (j)	1,500	1,500
OneMain Financial Issuance Trust
Series 2015-A-2A, 2.57%, 10/18/18 (i)	918	918
Oportun Funding IV LLC
Series 2016-A-C, 3.28%, 11/08/21 (i)	2,000	1,999
Pretium Mortgage Credit Partners I LLC
Series 2018-A1-NLP3, 4.13%, 08/27/33 (i) (l)	2,900	2,900
PRPM LLC
Series 2017-2, 3.47%, 09/25/22 (i) (l)	8,327	8,327
RAIT Trust
Series 2017-A-FL7, 3.02%, (1M US LIBOR + 0.95%), 06/15/37 (i) (j)	759	760
Series 2017-AS-FL7, 3.37%, (1M US LIBOR + 1.30%), 06/15/37 (i) (j)	214	214
RCO Trust
Series 2017-A-INV1, REMIC, 3.20%, 11/25/52 (i) (j)	6,104	6,039
Series 2017-M1-INV1, REMIC, 3.90%, 11/25/52 (i) (j)	3,452	3,450
Rockford Tower CLO Ltd.
Series 2017-A-2A, 3.62%, (3M US LIBOR + 1.27%), 10/15/29 (i) (j)	2,000	2,004
Rosslyn Portfolio Trust
Series 2017-A-ROSS, 3.02%, (1M US LIBOR + 0.95%), 06/15/33 (i) (j)	493	493
Series 2017-B-ROSS, 3.32%, (1M US LIBOR + 1.25%), 06/15/33 (i) (j)	493	493
	Shares/Par[1]	Value ($)
SCF Equipment Leasing LLC
Series 2017-A-1A, 3.77%, 01/20/23 (i)	1,387	1,379
Sequoia Mortgage Trust
Series 2013-A2-6, REMIC, 3.00%, 05/25/43 (j)	2,247	2,174
SG Commercial Mortgage Securities Trust
Interest Only, Series 2016-XA-C5, REMIC, 2.17%, 10/10/48 (j)	7,617	839
SLM Private Credit Student Loan Trust
Series 2006-A5-A, 2.63%, (3M US LIBOR + 0.29%), 06/15/39 (j)	467	457
Sofi Consumer Loan Program LLC
Series 2017-A1-5, 2.14%, 11/25/19 (i)	1,011	1,006
Series 2017-A1-6, 2.20%, 12/25/19 (i)	1,463	1,455
Series 2016-A-3, 3.05%, 05/25/21 (i)	855	852
Series 2017-A-3, 2.77%, 01/25/22 (i)	1,183	1,174
Series 2017-A2-6, 2.82%, 01/25/22 (i)	2,500	2,480
Series 2017-A2-5, 2.78%, 03/25/22 (i)	1,000	984
Series 2017-A-1, 3.28%, 01/26/26 (i)	1,478	1,476
Sofi Consumer Loan Program Trust
Series 2018-A1-1, 2.55%, 03/25/20 (i)	1,129	1,124
Series 2018-A1-2, 2.93%, 05/25/20 (i)	1,754	1,751
SpringCastle America Funding LLC
Series 2016-A-AA, 3.05%, 04/25/29 (i)	2,696	2,686
Springleaf Funding Trust
Series 2015-A-AA, 3.16%, 05/15/19 (i)	2,516	2,515
Steele Creek CLO Ltd.
Series 2015-AR-1A, 3.59%, (3M US LIBOR + 1.26%), 05/21/29 (i) (j)	2,387	2,393
Series 2016-1A, 3.44%, (3M US LIBOR + 1.12%), 06/15/31 (i) (j) (k)	1,000	1,000
TCI-Cent CLO Ltd.
Series 2016-A2-1A, 4.57%, (3M US LIBOR + 2.20%), 12/21/29 (i) (j)	1,500	1,505
TCI-Flatiron CLO Ltd.
Series 2016-B-1A, 4.55%, (3M US LIBOR + 2.25%), 07/17/28 (i) (j)	2,500	2,508
Series 2016-C-1A, 5.40%, (3M US LIBOR + 3.05%), 07/17/28 (i) (j)	2,500	2,515
Textainer Marine Containers V Ltd.
Series 2017-A-1A, 3.72%, 01/20/26 (i)	2,237	2,227
THL Credit Wind River CLO Ltd.
Series 2016-A-1A, 4.00%, (3M US LIBOR + 1.65%), 07/15/28 (i) (j)	4,000	4,001
Series 2016-B-1A, 4.70%, (3M US LIBOR + 2.35%), 07/15/28 (i) (j)	5,000	5,003
Series 2014-AR-2A, 3.49%, (3M US LIBOR + 1.14%), 01/15/31 (i) (j)	2,500	2,500
TPG Real Estate Finance Issuer Ltd.
Series 2018-A-FL1, 2.82%, (1M US LIBOR + 0.75%), 10/15/19 (i) (j)	850	850
Series 2018-AS-FL1, 3.02%, (1M US LIBOR + 0.95%), 11/15/19 (i) (j)	1,615	1,611
Series 2018-B-FL1, 3.37%, (1M US LIBOR + 1.30%), 02/15/20 (i) (j)	680	679
UBS Commercial Mortgage Trust
Interest Only, Series 2012-XA-C1, REMIC, 2.26%, 05/10/45 (i) (j)	7,815	505
Interest Only, Series 2017-XA-C1, REMIC, 1.77%, 06/15/50 (j)	8,192	855
Upstart Securitization Trust
Series 2018-A-1, 3.02%, 08/20/25 (i)	817	816
Venture XX CLO Ltd.
Series 2015-AR-20A, 3.17%, (3M US LIBOR + 0.82%), 04/15/27 (i) (j)	2,000	1,996
Venture XXIX CDO Ltd.
Series 2017-A-29A, 3.62%, (3M US LIBOR + 1.28%), 09/15/30 (i) (j)	2,000	2,003
VOLT LIV LLC
Series 2017-A1-NPL1, 3.50%, 02/25/47 (i) (l)	1,193	1,194
VOLT LVII LLC
Series 2017-A1-NPL4, 3.38%, 04/25/47 (i) (l)	5,973	5,974
Voya CLO Ltd.
Series 2014-A1R-4A, 3.30%, (3M US LIBOR + 0.95%), 10/14/26 (i) (j)	5,000	4,995
Wachovia Bank Commercial Mortgage Trust
Series 2007-AJ-C30, REMIC, 5.41%, 12/15/43 (j)	272	274

See accompanying Notes to Financial Statements.

66

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Wells Fargo Commercial Mortgage Trust
Interest Only, Series 2016-XA-LC24, REMIC, 1.87%, 10/15/49 (j)	8,210	835
Interest Only, Series 2017-XA-RB1, REMIC, 1.44%, 03/15/50 (j)	4,174	367
Interest Only, Series 2015-XA-LC22, REMIC, 1.03%, 09/15/58 (j)	17,303	817
Westlake Automobile Receivables Trust
Series 2016-C-3A, 2.46%, 01/18/22 (i)	5,000	4,979
Series 2017-C-2A, 2.59%, 12/15/22 (i)	5,000	4,947
Total Non-U.S. Government Agency Asset-Backed Securities (cost $234,416)		234,782
CORPORATE BONDS AND NOTES 7.6%
Consumer Discretionary 0.3%
1011778 B.C. Unlimited Liability Co.
5.00%, 10/15/25 (i)	255	242
American Axle & Manufacturing Inc.
6.25%, 03/15/26	125	122
Argos Merger Sub Inc.
7.13%, 03/15/23 (i)	190	127
Boyd Gaming Corp.
6.00%, 08/15/26 (i)	50	49
CCO Holdings LLC
5.75%, 02/15/26 (i)	110	108
5.00%, 02/01/28 (i)	145	133
Cengage Learning Inc.
9.50%, 06/15/24 (i) (n)	185	156
Constellation Merger Sub Inc.
8.50%, 09/15/25 (i)	130	124
CRC Escrow Issuer LLC
5.25%, 10/15/25 (i)	255	241
CSC Holdings LLC
5.25%, 06/01/24	145	137
Eldorado Resorts Inc.
6.00%, 04/01/25	125	125
GLP Capital LP
5.75%, 06/01/28	115	115
Golden Nugget Inc.
6.75%, 10/15/24 (i)	185	185
GW Honos Security Corp.
8.75%, 05/15/25 (i)	240	247
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24	130	124
IRB Holding Corp.
6.75%, 02/15/26 (i)	245	235
Jeld-Wen Inc.
4.63%, 12/15/25 (i)	130	124
LTF Merger Sub Inc.
8.50%, 06/15/23 (i)	545	568
NCL Corp. Ltd.
4.75%, 12/15/21 (i)	484	483
Newell Rubbermaid Inc.
2.60%, 03/29/19 (o)	239	238
3.15%, 04/01/21 (o)	1,500	1,485
NVA Holdings Inc.
6.88%, 04/01/26 (i)	245	243
ServiceMaster Co. LLC
5.13%, 11/15/24 (i)	130	126
Sirius XM Radio Inc.
5.38%, 07/15/26 (i)	225	217
Six Flags Entertainment Corp.
4.88%, 07/31/24 (i)	130	126
Stars Group Holdings BV
7.00%, 07/15/26 (i)	85	86
Tempur Sealy International Inc.
5.50%, 06/15/26	265	256
Viking Cruises Ltd.
5.88%, 09/15/27 (i)	260	247
		6,669
Consumer Staples 0.6%
Albertsons Cos. Inc.
6.09%, (3M US LIBOR + 3.75%), 01/15/24 (i) (j)	75	75
Albertsons Cos. LLC
5.75%, 03/15/25	140	124
	Shares/Par[1]	Value ($)
B&G Foods Inc.
5.25%, 04/01/25 (n)	265	250
BAT Capital Corp.
2.30%, 08/14/20 (i)	930	910
CK Hutchison International 17 Ltd.
2.88%, 04/05/22 (i)	1,800	1,754
Coty Inc.
6.50%, 04/15/26 (i) (n)	130	125
General Mills Inc.
2.20%, 10/21/19	1,605	1,587
3.20%, 04/16/21	60	60
Grupo Bimbo SAB de CV
4.88%, 06/30/20 (n)	1,000	1,027
JBS Investments GmbH
7.75%, 10/28/20	500	510
JBS USA LLC
7.25%, 06/01/21 (i)	585	591
Kroger Co.
6.15%, 01/15/20	1,423	1,486
Kronos Acquisition Holdings Inc.
9.00%, 08/15/23 (i)	120	109
Matterhorn Merger Sub LLC
8.50%, 06/01/26 (i)	60	58
Molson Coors Brewing Co.
1.45%, 07/15/19	1,304	1,283
Mondelez International Inc.
3.00%, 05/07/20	790	788
Pilgrim's Pride Corp.
5.75%, 03/15/25 (i)	255	245
Reynolds American Inc.
3.25%, 06/12/20	638	637
		11,619
Energy 1.0%
Bharat Petroleum Corp. Ltd.
4.63%, 10/25/22	1,700	1,721
BP Capital Markets Plc
1.68%, 05/03/19	1,643	1,629
1.77%, 09/19/19	155	153
Calfrac Holdings LP
8.50%, 06/15/26 (i)	115	116
Cheniere Energy Partners LP
5.25%, 10/01/25 (i)	300	293
CNX Midstream Partners LP
6.50%, 03/15/26 (i)	250	243
CSI Compressco LP
7.50%, 04/01/25 (i)	125	125
Delek & Avner Tamar Bond Ltd.
4.44%, 12/30/20 (i)	1,120	1,118
Delek & Avner Yam Tethys Ltd.
5.08%, 12/30/23 (i)	400	400
Ecopetrol SA
7.63%, 07/23/19	50	52
EP Energy LLC
9.38%, 05/01/24 (i)	150	123
EQT Corp.
2.50%, 10/01/20	1,595	1,557
Everest Acquisition Finance Inc.
7.75%, 05/15/26 (i)	50	51
Extraction Oil & Gas Inc.
5.63%, 02/01/26 (i)	130	125
Foresight Energy LLC
11.50%, 04/01/23 (i)	145	128
FTS International Inc.
6.25%, 05/01/22	245	247
Gulfport Energy Corp.
6.38%, 05/15/25	250	243
Hess Infrastructure Partners LP
5.63%, 02/15/26 (i)	245	244
Indian Oil Corp. Ltd.
5.63%, 08/02/21	1,300	1,357
Indigo Natural Resources LLC
6.88%, 02/15/26 (i)	130	126
Kinder Morgan Inc.
3.05%, 12/01/19	1,542	1,537

See accompanying Notes to Financial Statements.

67

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
MEG Energy Corp.
7.00%, 03/31/24 (i)	135	126
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (i)	125	122
Nabors Industries Inc.
5.75%, 02/01/25 (i)	120	114
NGL Energy Partners LP
7.50%, 11/01/23	100	102
Noble Holding International Ltd.
7.88%, 02/01/26 (i)	60	62
Oleoducto Central SA
4.00%, 05/07/21	300	299
ONGC Videsh Ltd.
3.25%, 07/15/19	300	299
ONGC Videsh Vankorneft Pte Ltd.
2.88%, 01/27/22	900	860
Par Petroleum LLC
7.75%, 12/15/25 (i)	120	122
Petronas Capital Ltd.
3.13%, 03/18/22 (n)	1,500	1,477
QEP Resources Inc.
5.25%, 05/01/23	440	433
Reliance Holding USA Inc.
4.50%, 10/19/20	1,200	1,218
5.40%, 02/14/22 (n)	650	672
Sinopec Group Overseas Development 2015 Ltd.
2.50%, 04/28/20	400	394
Sinopec Group Overseas Development 2017 Ltd.
3.00%, 04/12/22 (i)	600	585
Sunoco LP
5.50%, 02/15/26 (i)	130	123
Tapstone Energy LLC
9.75%, 06/01/22 (i)	145	127
Targa Resources Partners LP
5.88%, 04/15/26 (i)	190	191
TerraForm Power Operating LLC
4.25%, 01/31/23 (i)	165	159
Transocean Guardian Ltd.
5.88%, 01/15/24 (i)	65	65
Transocean Proteus Ltd.
6.25%, 12/01/24 (i)	187	190
Transportadora de Gas Internacional SA ESP
5.70%, 03/20/22	800	798
USA Compression Partners LP
6.88%, 04/01/26 (i)	190	197
Weatherford International Ltd.
9.88%, 02/15/24	120	121
Whiting Petroleum Corp.
6.63%, 01/15/26 (i) (n)	240	247
		20,691
Financials 3.0%
AerCap Ireland Capital Ltd.
4.63%, 10/30/20	1,600	1,631
Agromercantil Senior Trust
6.25%, 04/10/19	525	532
Altice US Finance I Corp.
5.38%, 07/15/23 (i)	250	249
American Express Co.
2.97%, (3M US LIBOR + 0.65%), 02/27/23 (j)	775	773
Ardagh Packaging Finance Plc
7.25%, 05/15/24 (i)	200	208
ASP AMC Merger Sub Inc.
8.00%, 05/15/25 (i)	225	187
AssuredPartners Inc.
7.00%, 08/15/25 (i)	230	221
Avation Capital SA
6.50%, 05/15/21 (i)	220	221
Banco de Credito del Peru
5.38%, 09/16/20 (n)	140	145
Banco Internacional del Peru S.A.A. of Panama
5.75%, 10/07/20 (n)	900	940
Banco Santander Chile
2.50%, 12/15/20 (i)	150	145
3.88%, 09/20/22 (n)	690	684
	Shares/Par[1]	Value ($)
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander
5.95%, 01/30/24 (j)	700	705
Banistmo SA
3.65%, 09/19/22 (i)	200	189
Bank of America Corp.
3.11%, (3M US LIBOR + 0.79%), 03/05/24 (j)	870	866
Barclays Bank Plc
2.65%, 01/11/21	1,570	1,536
BBVA Banco Continental SA
5.00%, 08/26/22 (n)	100	103
BDO Unibank Inc.
2.63%, 10/24/21 (n)	750	722
2.95%, 03/06/23	1,050	989
BlueLine Rental Finance Corp.
9.25%, 03/15/24 (i)	230	245
BNP Paribas SA
5.00%, 01/15/21	815	846
Capital One Financial Corp.
2.40%, 10/30/20	1,595	1,556
Citigroup Inc.
3.35%, (3M US LIBOR + 1.02%), 06/01/24 (j)	770	771
CNOOC Finance 2012 Ltd.
3.88%, 05/02/22	600	604
CNPC General Capital Ltd.
3.95%, 04/19/22	1,800	1,818
Commonwealth Bank of Australia
2.25%, 03/10/20 (i)	1,285	1,265
2.05%, 09/18/20 (i) (n)	480	467
CommScope Technologies Finance LLC
6.00%, 06/15/25 (i)	250	255
Credit Suisse Group AG
3.57%, (3M US LIBOR + 1.24%), 06/12/24 (i) (j)	840	839
Daimler Finance North America LLC
2.25%, 03/02/20 (i)	535	526
2.30%, 02/12/21 (i)	1,055	1,024
Dana Financing Luxembourg SARL
5.75%, 04/15/25 (i)	120	119
DBS Group Holdings Ltd.
3.60%, (callable at 100 beginning 09/07/21) (p)	1,300	1,245
Fondo Mivivienda SA
3.50%, 01/31/23	250	241
3.50%, 01/31/23 (i)	500	481
Ford Motor Credit Co. LLC
3.59%, (3M US LIBOR + 1.24%), 02/15/23 (j)	1,340	1,347
General Motors Financial Co. Inc.
2.65%, 04/13/20	815	805
3.20%, 07/06/21	355	350
Global Bank Corp.
4.50%, 10/20/21 (n)	800	783
4.50%, 10/20/21 (i)	200	195
Goldman Sachs Bank USA
3.20%, 06/05/20	600	600
Goldman Sachs Group Inc.
2.30%, 12/13/19	1,085	1,075
Guanay Finance Ltd.
6.00%, 12/15/20	699	700
Hexion US Finance Corp.
6.63%, 04/15/20	70	66
HSBC Holdings Plc
3.33%, (3M US LIBOR + 1.00%), 05/18/24 (j)	795	794
Icahn Enterprises LP
6.25%, 02/01/22	245	250
Itau Unibanco Holding SA
6.20%, 12/21/21	200	206
Level 3 Financing Inc.
5.38%, 08/15/22	585	585
Malayan Banking Bhd
3.91%, 10/29/26 (j)	800	787
Mizuho Financial Group Inc.
3.11%, (3M US LIBOR + 0.79%), 03/05/23 (j)	1,545	1,545
Morgan Stanley
3.29%, (3M US LIBOR + 0.93%), 07/22/22 (j)	1,540	1,551
MUFG Americas Holdings Corp.
2.25%, 02/10/20	1,575	1,550

See accompanying Notes to Financial Statements.

68

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
National Financial Partners Corp.
6.88%, 07/15/25 (i)	250	245
Navient Corp.
6.50%, 06/15/22	420	430
Oversea-Chinese Banking Corp. Ltd.
4.00%, 10/15/24 (j)	2,000	2,007
Peabody Securities Finance Corp.
6.00%, 03/31/22 (i) (n)	240	244
Peru Enhanced Pass-Through Finance Ltd.
0.00%, 06/02/25 (q)	2,000	1,730
PNC Bank NA
2.45%, 11/05/20	740	727
PNC Funding Corp.
4.38%, 08/11/20	1,020	1,044
Prudential Financial Inc.
7.38%, 06/15/19	1,470	1,531
Royal Bank of Scotland Group Plc
3.89%, (3M US LIBOR + 1.55%), 06/25/24 (j)	780	778
Santander UK Plc
2.50%, 01/05/21	1,575	1,539
SPARC EM Ltd.
0.00%, 12/05/22 (q)	700	628
0.00%, 12/05/22 (i) (q)	800	717
Springleaf Finance Corp.
7.13%, 03/15/26	80	80
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21	1,610	1,543
TIAA Asset Management Finance Co. LLC
2.95%, 11/01/19 (i)	1,075	1,070
Toronto-Dominion Bank
3.25%, 06/11/21	1,580	1,580
UBS AG
2.45%, 12/01/20 (i)	1,575	1,540
Union Bank of the Philippines
3.37%, 11/29/22	300	285
United Overseas Bank Ltd.
3.50%, 09/16/26 (j) (n)	1,700	1,668
2.88%, 03/08/27 (j)	200	191
Wand Merger Corp.
8.13%, 07/15/23 (i)	105	106
Wayne Merger Sub LLC
8.25%, 08/01/23 (i)	235	241
Wells Fargo & Co.
2.15%, 01/30/20	165	163
Wells Fargo Bank NA
2.60%, 01/15/21	1,665	1,638
Westpac Banking Corp.
1.95%, 11/23/18	635	633
1.60%, 08/19/19	1,060	1,045
		59,940
Health Care 0.7%
Amgen Inc.
2.20%, 05/11/20	1,735	1,707
Anthem Inc.
2.50%, 11/21/20	675	663
AstraZeneca Plc
2.38%, 11/16/20	1,730	1,699
Avantor Inc.
6.00%, 10/01/24 (i) (n)	95	94
9.00%, 10/01/25 (i)	120	121
Cardinal Health Inc.
1.95%, 06/14/19	1,730	1,716
Celgene Corp.
2.88%, 08/15/20	1,720	1,708
Centene Corp.
4.75%, 01/15/25	250	249
Centene Escrow I Corp.
5.38%, 06/01/26 (i)	25	25
CVS Health Corp.
2.80%, 07/20/20	1,720	1,705
DJO Finco LLC
8.13%, 06/15/21 (i)	125	127
GlaxoSmithKline Capital Plc
3.13%, 05/14/21	1,540	1,542
	Shares/Par[1]	Value ($)
Select Medical Corp.
6.38%, 06/01/21	430	436
Tennessee Merger Sub Inc.
6.38%, 02/01/25 (i) (n)	280	240
Teva Pharmaceutical Finance Netherlands III BV
6.00%, 04/15/24	380	379
THC Escrow Corp. III
7.00%, 08/01/25 (i) (n)	245	243
Thermo Fisher Scientific Inc.
3.60%, 08/15/21	180	181
Valeant Pharmaceuticals International Inc.
7.00%, 03/15/24 (i)	70	73
8.50%, 01/31/27 (i)	160	162
Vizient Inc.
10.38%, 03/01/24 (i)	225	248
WellCare Health Plans Inc.
5.25%, 04/01/25	165	164
WellPoint Inc.
2.30%, 07/15/18	885	885
		14,367
Industrials 0.5%
Adani Ports & Special Economic Zone Ltd.
3.50%, 07/29/20	1,000	986
Beacon Roofing Supply Inc.
4.88%, 11/01/25 (i)	265	244
Builders FirstSource Inc.
5.63%, 09/01/24 (i)	245	238
Cintas Corp. No. 2
2.90%, 04/01/22	1,755	1,713
Delta Air Lines Inc.
3.40%, 04/19/21	745	741
General Dynamics Corp.
3.00%, 05/11/21	785	782
GFL Environmental Inc.
7.00%, 06/01/26 (i)	140	134
KAR Auction Services Inc.
5.13%, 06/01/25 (i)	125	119
Northrop Grumman Corp.
2.08%, 10/15/20	1,745	1,705
Prime Security Services Borrower LLC
9.25%, 05/15/23 (i)	332	354
Tempo Acquisition LLC
6.75%, 06/01/25 (i)	255	245
Tervita Escrow Corp.
7.63%, 12/01/21 (i)	240	245
TransDigm UK Holdings Plc
6.88%, 05/15/26 (i)	330	335
Triumph Group Inc.
7.75%, 08/15/25	245	243
Union Pacific Corp.
3.20%, 06/08/21 (n)	760	761
Waste Pro USA Inc.
5.50%, 02/15/26 (i)	125	120
Xerium Technologies Inc.
9.50%, 08/15/21	115	121
		9,086
Information Technology 0.3%
Alibaba Group Holding Ltd.
3.13%, 11/28/21	500	495
Analog Devices Inc.
2.95%, 01/12/21	820	813
CDK Global Inc.
5.88%, 06/15/26	60	61
Ensemble S Merger Sub Inc.
9.00%, 09/30/23 (i)	230	241
First Data Corp.
5.75%, 01/15/24 (i)	240	240
GTT Communications Inc.
7.88%, 12/31/24 (i)	240	238
Italics Merger Sub Inc.
7.13%, 07/15/23 (i)	240	243
Match Group Inc.
5.00%, 12/15/27 (i)	270	251

See accompanying Notes to Financial Statements.

69

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Microchip Technology Inc.
3.92%, 06/01/21 (i)	765	767
Project Homestake Merger Corp.
8.88%, 03/01/23 (i) (n)	195	185
Radiate Holdco LLC
6.88%, 02/15/23 (i)	135	128
Tencent Holdings Ltd.
2.88%, 02/11/20 (n)	1,300	1,295
		4,957
Materials 0.3%
AK Steel Corp.
6.38%, 10/15/25	260	242
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22 (n)	100	102
Flex Acquisition Co. Inc.
6.88%, 01/15/25 (i)	255	246
7.88%, 07/15/26 (i)	40	40
FMG Resources August 2006 Pty Ltd.
4.75%, 05/15/22 (i)	400	386
Hexion Inc.
10.38%, 02/01/22 (i)	180	177
Inversiones CMPC SA
4.50%, 04/25/22 (n)	1,650	1,656
Sherwin-Williams Co.
2.25%, 05/15/20	1,565	1,542
SunCoke Energy Inc.
7.50%, 06/15/25 (i)	245	249
UPL Corp. Ltd.
3.25%, 10/13/21	400	387
		5,027
Real Estate 0.1%
Boston Properties LP
5.88%, 10/15/19	1,150	1,184
ESH Hospitality Inc.
5.25%, 05/01/25 (i)	260	251
MGM Growth Properties Operating Partnership LP
4.50%, 01/15/28	265	240
MPT Operating Partnership LP
5.25%, 08/01/26	240	235
		1,910
Telecommunication Services 0.6%
America Movil SAB de CV
3.13%, 07/16/22	1,500	1,473
AT&T Inc.
2.80%, 02/17/21	1,795	1,765
Axiata SPV 2 Bhd
3.47%, 11/19/20	1,700	1,694
Bharti Airtel International (Netherlands) BV
5.13%, 03/11/23	400	395
CB Escrow Corp.
8.00%, 10/15/25 (i)	35	33
Cincinnati Bell Inc.
7.00%, 07/15/24 (i)	285	260
Digicel Group Ltd.
8.25%, 09/30/20	400	298
Embarq Corp.
8.00%, 06/01/36	135	127
Frontier Communications Corp.
8.50%, 04/01/26 (i) (n)	70	68
Greeneden U.S. Holdings II LLC
10.00%, 11/30/24 (i)	220	245
Intelsat Jackson Holdings SA
5.50%, 08/01/23	135	121
Iridium Communications Inc.
10.25%, 04/15/23 (i)	120	129
Orange SA
2.75%, 02/06/19	1,530	1,530
1.63%, 11/03/19	125	123
Sprint Corp.
7.13%, 06/15/24	435	439
Telefonica Chile SA
3.88%, 10/12/22	1,500	1,483
Telesat Canada
8.88%, 11/15/24 (i)	115	124
	Shares/Par[1]	Value ($)
T-Mobile USA Inc.
4.50%, 02/01/26	130	121
Verizon Communications Inc.
3.44%, (3M US LIBOR + 1.10%), 05/15/25 (j)	785	785
		11,213
Utilities 0.2%
Calpine Corp.
5.75%, 01/15/25 (n)	315	288
Consolidated Edison Inc.
2.00%, 03/15/20 - 05/15/21	1,820	1,781
E.CL SA
5.63%, 01/15/21	500	517
NextEra Energy Partners LP
4.25%, 09/15/24 (i)	280	270
NRG Energy Inc.
6.25%, 07/15/22	300	309
Southern Co.
1.85%, 07/01/19	565	559
SP PowerAssets Ltd.
2.70%, 09/14/22	800	779
Superior Plus LP
7.00%, 07/15/26 (i)	180	181
		4,684
Total Corporate Bonds And Notes (cost $152,652)		150,163
SENIOR LOAN INTERESTS 2.5%
Consumer Discretionary 0.4%
A-L Parent LLC
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.25%), 12/01/23 (j) (r)	62	62
1st Lien Term Loan, 5.35%, (3M LIBOR + 3.25%), 12/01/23 (j)	8	8
American Tire Distributors Holdings Inc.
Term Loan, 6.34%, (1M LIBOR + 4.25%), 10/01/21 (j)	118	76
CBS Radio Inc.
Term Loan B, 4.84%, (3M LIBOR + 2.75%), 11/18/24 (j)	537	529
Cengage Learning Acquisitions Inc.
Term Loan B, 6.34%, (3M LIBOR + 4.25%), 06/07/23 (j)	943	864
ClubCorp Holdings Inc.
Term Loan B, 4.89%, (3M LIBOR + 3.25%), 08/16/24 (j)	406	401
Delta 2 (LUX) SARL
Term Loan, 4.48%, (3M LIBOR + 2.50%), 02/01/24 (j)	28	27
DexKo Global Inc.
Incremental Term Loan, 5.80%, (3M LIBOR + 3.50%), 07/24/24 (j)	17	17
Equinox Holdings Inc.
1st Lien Term Loan, 4.98%, (1M LIBOR + 3.00%), 03/08/24 (j)	444	443
Federal-Mogul Holdings Corp.
Term Loan C, 5.73%, (3M LIBOR + 3.75%), 04/15/21 (j)	188	188
Term Loan C, 5.82%, (3M LIBOR + 3.75%), 04/15/21 (j)	567	567
Intrawest Resorts Holdings Inc.
Term Loan B-1, 4.98%, (3M LIBOR + 3.25%), 06/28/24 (j)	471	470
IRB Holding Corp.
1st Lien Term Loan, 5.28%, (3M LIBOR + 3.25%), 01/17/25 (j)	122	122
1st Lien Term Loan, 5.25%, (3M LIBOR + 3.25%), 01/18/25 (j)	151	152
Lions Gate Capital Holdings LLC
Term Loan B, 4.34%, (3M LIBOR + 2.25%), 03/20/25 (j)	145	144
Mavis Tire Express Services Corp.
1st Lien Term Loan, 5.33%, (3M LIBOR + 3.25%), 03/15/25 (j)	392	388
Delayed Draw Term Loan, 5.33%, (3M LIBOR + 3.25%), 03/15/25 (j)	4	4
Meredith Corp.
Term Loan B, 4.98%, (3M LIBOR + 3.00%), 01/17/25 (j)	140	140

See accompanying Notes to Financial Statements.

70

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Minimax GmbH & Co. KG
Term Loan B, 0.00%, (3M LIBOR + 3.00%), 06/18/25 (j) (r)	35	35
Playa Resorts Holding BV
Term Loan B, 4.72%, (3M LIBOR + 2.75%), 04/07/24 (j)	499	492
Rentpath Inc.
Term Loan, 6.85%, (3M LIBOR + 4.75%), 12/17/21 (e) (j)	463	420
SIWF Holdings Inc.
1st Lien Term Loan, 6.32%, (3M LIBOR + 4.25%), 05/25/25 (j) (k)	330	331
Stars Group Holdings BV
Incremental Term Loan, 0.00%, (3M LIBOR + 3.00%), 06/29/25 (j) (r)	90	90
Tenneco Inc.
1st Lien Term Loan B, 0.00%, (3M LIBOR + 2.75%), 06/18/25 (j) (r)	300	297
Tribune Media Co.
Term Loan, 5.09%, (3M LIBOR + 3.00%), 12/27/20 (c) (j)	61	61
Term Loan C, 5.09%, (3M LIBOR + 3.00%), 01/20/24 (j)	760	759
UFC Holdings LLC
1st Lien Term Loan, 5.24%, (3M LIBOR + 3.25%), 07/22/23 (j)	945	945
		8,032
Consumer Staples 0.1%
Albertsons LLC
Term Loan, 0.00%, (3M LIBOR + 3.00%), 05/02/23 (j) (r)	55	55
BJ's Wholesale Club Inc.
1st Lien Term Loan, 5.53%, (3M LIBOR + 3.50%), 01/26/24 (j)	447	447
CHG PPC Parent LLC
Term Loan B, 4.84%, (3M LIBOR + 2.75%), 03/16/25 (j) (k)	50	50
CSM Bakery Solutions LLC
1st Lien Term Loan, 6.31%, (1M LIBOR + 4.00%), 07/22/20 (j)	428	413
Hearthside Food Solutions LLC
Term Loan B, 5.09%, (3M LIBOR + 3.00%), 05/17/25 (j)	85	84
KIK Custom Products Inc.
Term Loan B, 5.97%, (3M LIBOR + 4.00%), 08/26/22 (j)	390	386
		1,435
Energy 0.2%
Brazos Delaware II LLC
Term Loan B, 6.09%, (3M LIBOR + 4.00%), 05/16/25 (j)	395	395
Coronado Coal LLC
Term Loan B, 8.80%, (3M LIBOR + 6.50%), 03/21/25 (j)	125	126
Term Loan C, 8.80%, (3M LIBOR + 6.50%), 03/21/25 (j)	34	35
Covia Holdings Corp.
Term Loan, 6.05%, (3M LIBOR + 3.75%), 05/17/25 (j)	200	200
EG Finco Ltd.
Term Loan, 6.14%, (3M LIBOR + 4.00%), 06/30/25 (j)	334	331
EG Group Ltd.
Term Loan B, 6.34%, (3M LIBOR + 4.00%), 02/01/25 (j)	105	104
ExGen Renewables IV LLC
Term Loan B, 5.31%, (1M LIBOR + 3.00%), 11/15/24 (j)	338	339
Foresight Energy LLC
1st Lien Term Loan, 0.00%, (1M LIBOR + 5.75%), 03/16/22 (j) (r)	135	134
1st Lien Term Loan, 8.11%, (1M LIBOR + 5.75%), 03/16/22 (j)	214	212
Frontera Generation Holdings LLC
Term Loan B, 6.23%, (3M LIBOR + 4.25%), 04/25/25 (j)	225	225
	Shares/Par[1]	Value ($)
FTS International Inc.
Term Loan B, 6.73%, (3M LIBOR + 4.75%), 04/16/21 (j)	225	226
Gavilan Resources LLC
2nd Lien Term Loan, 8.09%, (3M LIBOR + 6.00%), 02/24/24 (j)	45	44
Lucid Energy Group II LLC
1st Lien Term Loan, 5.09%, (3M LIBOR + 3.00%), 01/31/25 (j)	224	223
Oryx Southern Delaware Holdings LLC
Term Loan, 5.23%, (3M LIBOR + 3.25%), 02/26/25 (c) (j)	264	261
PowerTeam Services LLC
1st Lien Term Loan, 5.58%, (3M LIBOR + 3.25%), 02/28/25 (j)	549	541
Traverse Midstream Partners LLC
Term Loan, 5.85%, (3M LIBOR + 4.00%), 09/22/24 (j)	185	185
U.S. Silica Co.
Term Loan B, 6.13%, (3M LIBOR + 4.00%), 04/12/25 (j)	429	428
Ultra Resources Inc.
1st Lien Term Loan, 5.09%, (3M LIBOR + 3.00%), 04/14/24 (j)	145	133
		4,142
Financials 0.3%
Acrisure LLC
Term Loan B, 0.00%, (3M LIBOR + 4.25%), 11/07/23 (j) (r)	40	40
Term Loan B, 6.61%, (3M LIBOR + 4.25%), 11/22/23 (j)	183	182
AssuredPartners Inc.
1st Lien Term Loan, 5.34%, (3M LIBOR + 3.25%), 10/22/24 (j)	484	482
Asurion LLC
Term Loan B-7, 0.00%, (3M LIBOR + 3.00%), 11/15/24 (j) (r)	425	423
Term Loan, 0.00%, (3M LIBOR + 6.00%), 08/04/25 (j) (r)	105	106
BCP Renaissance Parent LLC
Term Loan B, 5.86%, (3M LIBOR + 3.50%), 09/20/24 (j)	365	364
Capri Finance LLC
1st Lien Term Loan, 5.61%, (3M LIBOR + 3.25%), 10/04/24 (j)	522	517
Duff & Phelps Corp.
Term Loan B, 5.55%, (1M LIBOR + 3.25%), 12/04/24 (j)	479	476
Edelman Financial Group
Term Loan B, 0.00%, (3M LIBOR + 4.25%), 06/26/25 (j) (r)	150	150
2nd Lien Term Loan, 0.00%, (3M LIBOR + 4.25%), 06/26/26 (j) (r)	25	25
GTCR Valor Cos. Inc.
Term Loan B-1, 5.31%, (3M LIBOR + 3.25%), 06/30/23 (j)	301	300
Gulf Finance LLC
Term Loan B, 0.00%, (3M LIBOR + 5.25%), 08/25/23 (j) (r)	105	90
Intralinks Inc.
1st Lien Term Loan, 5.99%, (3M LIBOR + 4.00%), 11/10/24 (e) (j)	485	484
ION Trading Technologies S.a.r.l.
Incremental Term Loan B, 0.00%, (1M LIBOR + 4.00%), 11/21/24 (j) (r)	390	386
McDermott Technology Americas Inc.
1st Lien Term Loan, 7.09%, (3M LIBOR + 5.00%), 04/04/25 (j)	419	421
SolarWinds Holdings Inc.
Term Loan B, 4.98%, (3M LIBOR + 3.00%), 02/06/24 (j)	323	323
Solera LLC
Term Loan B, 4.73%, (3M LIBOR + 2.75%), 03/03/23 (j)	827	823

See accompanying Notes to Financial Statements.

71

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
TKC Holdings Inc.
1st Lien Term Loan, 5.73%, (3M LIBOR + 3.75%), 02/08/23 (j)	830	827
		6,419
Health Care 0.3%
Amneal Pharmaceuticals LLC
Term Loan B, 5.63%, (3M LIBOR + 3.50%), 03/26/25 (j)	430	429
CHG Healthcare Services Inc.
1st Lien Term Loan B, 5.06%, (3M LIBOR + 3.00%), 06/07/23 (j)	2	2
1st Lien Term Loan B, 5.36%, (3M LIBOR + 3.00%), 06/07/23 (j)	614	614
Concentra Inc.
1st Lien Term Loan, 4.74%, (3M LIBOR + 2.75%), 06/01/22 (j)	70	70
CVS Holdings I LP
1st Lien Term Loan, 5.10%, (3M LIBOR + 3.00%), 02/01/25 (j)	215	213
DentalCorp Perfect Smile ULC
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.75%), 05/09/25 (j) (r)	128	128
1st Lien Term Loan, 5.76%, (3M LIBOR + 3.75%), 05/09/25 (j)	64	64
1st Lien Delayed Draw Term Loan, 0.00%, (3M LIBOR + 3.75%), 06/01/25 (j) (r)	32	32
Equian LLC
Term Loan B, 5.33%, (3M LIBOR + 3.25%), 05/20/24 (j)	495	493
Gentiva Health Services Inc.
1st Lien Delayed Draw Term Loan, 0.00%, (3M LIBOR + 3.75%), 06/20/25 (j) (r)	154	153
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.75%), 06/20/25 (j) (r)	246	244
2nd Lien Term Loan, 0.00%, (3M LIBOR + 7.00%), 06/21/26 (c) (j) (r)	95	96
Kindred Healthcare Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 5.00%), 06/21/25 (j) (r)	160	158
MedRisk Inc.
1st Lien Term Loan, 4.98%, (3M LIBOR + 3.00%), 01/24/25 (j)	70	69
MPH Acquisition Holdings LLC
Term Loan B, 5.08%, (3M LIBOR + 3.00%), 06/07/23 (j)	480	477
Radiology Partners Holdings LLC
1st Lien Term Loan B, 0.00%, (3M LIBOR + 4.25%), 06/28/25 (c) (j) (r)	435	431
Select Medical Corp.
Term Loan B, 6.75%, (3M Prime Rate + 1.75%), 02/13/24 (j)	—	—
Term Loan B, 4.80%, (3M LIBOR + 2.75%), 06/30/24 (j)	524	523
Sound Inpatient Physicians
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.00%), 06/19/25 (j) (r)	85	85
Team Health Holdings Inc.
1st Lien Term Loan, 4.84%, (3M LIBOR + 2.75%), 01/12/24 (j)	844	811
Valeant Pharmaceuticals International Inc.
Term Loan B, 4.98%, (3M LIBOR + 3.00%), 05/19/25 (j)	60	60
Wink Holdco Inc.
1st Lien Term Loan B, 4.98%, (3M LIBOR + 3.00%), 11/02/24 (j)	239	238
		5,390
Industrials 0.4%
Blount International Inc.
Term Loan B, 6.23%, (3M LIBOR + 4.25%), 12/31/20 (j)	70	70
Brand Energy & Infrastructure Services Inc.
Term Loan, 6.58%, (3M LIBOR + 4.25%), 06/16/24 (j)	2	2
Term Loan, 6.61%, (3M LIBOR + 4.25%), 06/16/24 - 06/17/24 (j)	492	493
	Shares/Par[1]	Value ($)
Ceva Group Plc
Letter of Credit, 6.50%, (3M LIBOR + 5.50%), 03/12/21 (c) (j)	139	138
Ceva Intercompany BV
Term Loan, 7.86%, (3M LIBOR + 5.50%), 03/18/21 (j)	47	47
Ceva Logistics Canada ULC
Term Loan, 7.86%, (3M LIBOR + 5.50%), 03/18/21 (j)	24	24
Ceva Logistics US Holdings Inc.
Term Loan, 7.86%, (3M LIBOR + 5.50%), 03/12/21 (j)	216	216
Compass Power Generation LLC
Term Loan B, 5.84%, (3M LIBOR + 3.75%), 12/12/24 (j)	438	440
EAB Global Inc.
1st Lien Term Loan, 6.11%, (3M LIBOR + 3.75%), 08/15/22 (j)	1	1
1st Lien Term Loan, 6.25%, (3M LIBOR + 3.75%), 08/15/22 (j)	478	470
Electrical Components International Inc.
1st Lien Term Loan, 6.59%, (3M LIBOR + 4.25%), 06/22/25 (j)	90	89
EXC Holdings III Corp.
1st Lien Term Loan, 0.00%, (1M LIBOR + 3.50%), 11/16/24 (j) (r)	75	75
1st Lien Term Loan, 5.48%, (1M LIBOR + 3.50%), 11/16/24 (j)	272	271
Filtration Group Corp.
1st Lien Term Loan, 5.30%, (3M LIBOR + 3.00%), 03/27/25 (j)	109	109
Gopher Resource LLC
1st Lien Term Loan, 5.48%, (3M LIBOR + 3.25%), 02/09/25 (j)	239	239
KBR Inc.
Term Loan B, 5.84%, (3M LIBOR + 3.75%), 03/29/25 (j)	245	245
Kenan Advantage Group Inc.
Term Loan, 4.98%, (1M LIBOR + 3.00%), 07/22/22 (j)	474	473
Pike Corp.
Term Loan B, 5.49%, (3M LIBOR + 3.50%), 03/13/25 (j)	161	161
Pisces Midco Inc.
Term Loan, 6.09%, (3M LIBOR + 3.75%), 04/12/25 (j)	310	309
PODS LLC
Term Loan B-3, 5.05%, (1M LIBOR + 3.00%), 11/20/24 (j)	274	272
1st Lien Term Loan, 4.78%, (3M LIBOR + 2.75%), 11/21/24 (j)	54	54
Robertshaw US Holding Corp.
1st Lien Term Loan, 5.50%, (3M LIBOR + 3.50%), 02/14/25 (j)	389	388
SMG Holdings Inc.
1st Lien Term Loan, 5.34%, (3M LIBOR + 3.25%), 01/11/25 (j)	274	274
Southern Graphics Inc.
1st Lien Term Loan, 5.23%, (3M LIBOR + 3.50%), 11/21/22 (j)	481	480
SRS Distribution Inc.
1st Lien Term Loan, 5.58%, (3M LIBOR + 3.25%), 05/19/25 (j)	55	54
Syncreon Global Finance (US) Inc.
Term Loan B, 6.61%, (3M LIBOR + 4.25%), 10/28/20 (j)	220	207
Titan Acquisition Ltd.
Term Loan B, 5.09%, (3M LIBOR + 3.00%), 03/16/25 (j)	249	245
TransDigm Inc.
Term Loan E, 4.48%, (3M LIBOR + 2.75%), 06/09/23 (j)	643	639
Term Loan E, 5.05%, (3M LIBOR + 2.75%), 06/09/23 (j)	334	332
USIC Holdings Inc.
Incremental Term Loan, 0.00%, (3M LIBOR + 3.25%), 12/02/23 (j) (r)	26	26

See accompanying Notes to Financial Statements.

72

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Term Loan B, 5.24%, (3M LIBOR + 3.25%), 12/09/23 (j)	2	2
Term Loan B, 5.28%, (3M LIBOR + 3.25%), 12/09/23 (j)	17	17
West Corp.
Term Loan, 5.98%, (3M LIBOR + 4.00%), 10/03/24 (j)	290	287
Term Loan B-1, 5.48%, (3M LIBOR + 3.50%), 10/10/24 (j)	170	169
WP CPP Holdings LLC
Term Loan, 0.00%, (3M LIBOR + 3.75%), 04/30/25 (j) (r)	160	161
Term Loan, 6.28%, (3M LIBOR + 3.75%), 04/30/25 (j)	75	75
Yak Access LLC
1st Lien Term Loan B, 0.00%, (3M LIBOR + 5.00%), 06/29/25 (j) (r)	295	286
Zodiac Pool Solutions LLC
1st Lien Term Loan, 6.30%, (3M LIBOR + 4.00%), 12/20/23 (j)	279	278
		8,118
Information Technology 0.5%
Access CIG LLC
1st Lien Term Loan, 5.73%, (3M LIBOR + 3.75%), 02/14/25 (j)	205	205
Almonde Inc.
1st Lien Term Loan, 5.81%, (3M LIBOR + 3.50%), 04/26/24 (j)	285	280
2nd Lien Term Loan, 9.56%, (3M LIBOR + 7.25%), 04/27/25 (j)	275	264
Applied Systems Inc.
1st Lien Term Loan, 5.30%, (3M LIBOR + 3.25%), 09/06/24 (j)	610	611
Ascend Learning LLC
Term Loan B, 5.09%, (3M LIBOR + 3.00%), 06/29/24 (j)	109	109
Blackhawk Network Holdings Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.00%), 05/31/25 (j) (r)	70	70
1st Lien Term Loan, 5.07%, (3M LIBOR + 3.00%), 05/31/25 (j)	110	110
BMC Software Finance Inc.
Term Loan B, 0.00%, (3M LIBOR + 3.25%), 06/30/25 (c) (j) (r)	465	462
Bright Bidco BV
Term Loan B, 5.48%, (3M LIBOR + 3.50%), 06/28/24 (j)	39	39
Term Loan B, 5.80%, (3M LIBOR + 3.50%), 06/28/24 (j)	185	184
Colorado Buyer Inc.
Term Loan B, 5.36%, (1M LIBOR + 3.00%), 03/15/24 (j)	399	398
2nd Lien Term Loan, 9.61%, (3M LIBOR + 7.25%), 05/01/25 (j)	50	50
Cvent Inc.
1st Lien Term Loan, 5.73%, (3M LIBOR + 3.75%), 11/30/24 (j)	484	483
Flexential Intermediate Corp.
1st Lien Term Loan, 5.83%, (3M LIBOR + 3.50%), 07/24/24 (j)	913	901
Flexera Software LLC
1st Lien Term Loan, 5.24%, (3M LIBOR + 3.25%), 01/24/25 (j)	350	348
GTT Communications Inc.
Term Loan B, 4.88%, (3M LIBOR + 2.75%), 04/27/25 (j)	520	512
Kronos Inc.
Term Loan B, 5.36%, (3M LIBOR + 3.00%), 11/01/23 (j)	489	488
Mitchell International Inc.
Delayed Draw Term Loan, 5.22%, (3M LIBOR + 3.25%), 11/21/24 (j)	35	35
1st Lien Term Loan, 5.23%, (3M LIBOR + 3.25%), 11/21/24 (j)	438	435
2nd Lien Term Loan, 9.23%, (3M LIBOR + 7.25%), 12/01/25 (j)	220	219
	Shares/Par[1]	Value ($)
Optiv Security Inc.
1st Lien Term Loan, 5.25%, (3M LIBOR + 3.25%), 01/27/24 (j)	72	70
Plantronics Inc.
Term Loan B, 0.00%, (3M LIBOR + 2.50%), 06/01/25 (j) (r)	255	254
PowerSchool
Term Loan B, 0.00%, (3M LIBOR + 3.25%), 06/15/25 (c) (j) (r)	95	94
Project Alpha Intermediate Holding Inc.
Term Loan B, 5.99%, (3M LIBOR + 3.50%), 04/26/24 (j)	911	905
Quest Software US Holdings Inc.
1st Lien Term Loan, 6.58%, (3M LIBOR + 4.25%), 05/17/25 (j)	245	244
Radiate Holdco LLC
1st Lien Term Loan, 5.09%, (3M LIBOR + 3.00%), 12/09/23 (j)	720	709
Renaissance Holding Corp.
Term Loan, 5.23%, (3M LIBOR + 3.25%), 05/21/25 (j)	110	109
Sirius Computer Solutions Inc.
Term Loan, 6.23%, (3M LIBOR + 4.25%), 10/30/22 (j)	189	189
Sophia LP
Term Loan B, 5.58%, (1M LIBOR + 3.25%), 09/30/22 (j)	469	467
Vertafore Inc.
1st Lien Term Loan B, 0.00%, (3M LIBOR + 3.25%), 06/04/25 (j) (r)	285	283
		9,527
Materials 0.1%
Aleris International Inc.
Term Loan, 6.86%, (3M LIBOR + 4.75%), 04/15/23 (j)	185	183
Avantor Inc.
1st Lien Term Loan, 6.09%, (3M LIBOR + 4.00%), 09/22/24 (j)	297	299
BWAY Holding Co.
Term Loan B, 5.59%, (3M LIBOR + 3.25%), 04/03/24 (j)	248	246
Forterra Finance LLC
Term Loan B, 4.98%, (1M LIBOR + 3.00%), 10/25/23 (j)	199	185
GrafTech Finance Inc.
Term Loan B, 5.50%, (3M LIBOR + 3.50%), 02/01/25 (j)	495	492
Invictus U.S. LLC
1st Lien Term Loan, 5.10%, (3M LIBOR + 3.00%), 02/14/25 (j)	70	70
Klockner-Pentaplast of America Inc.
Term Loan B-2, 6.23%, (3M LIBOR + 4.25%), 06/30/22 (j)	494	472
Phoenix Services International LLC
Term Loan, 5.75%, (3M LIBOR + 3.75%), 01/29/25 (j)	85	85
Pro Mach Group Inc.
Term Loan B, 5.02%, (3M LIBOR + 3.00%), 03/07/25 (j)	274	270
Solenis International LP
1st Lien Term Loan, 0.00%, (3M LIBOR + 4.00%), 12/18/25 (j) (r)	245	244
2nd Lien Term Loan, 10.68%, (3M LIBOR + 8.50%), 06/18/26 (j)	50	49
		2,595
Real Estate 0.0%
Capital Automotive LP
2nd Lien Term Loan, 8.10%, (3M LIBOR + 6.00%), 03/21/25 (j)	81	81
Telecommunication Services 0.2%
Avaya Inc.
Term Loan B, 6.32%, (3M LIBOR + 4.25%), 11/09/24 (j)	368	368
CenturyLink Inc.
Term Loan B, 4.84%, (3M LIBOR + 2.75%), 01/15/25 (j)	781	764

See accompanying Notes to Financial Statements.

73

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Cincinnati Bell Inc.
Term Loan, 5.57%, (3M LIBOR + 3.25%), 10/02/24 (j)	420	419
Digicel International Finance Ltd.
Term Loan B, 5.61%, (3M LIBOR + 3.25%), 05/27/24 (j)	40	38
Greeneden US Holdings II LLC
Term Loan B, 5.80%, (3M LIBOR + 3.50%), 12/01/23 (j)	619	618
Intelsat Jackson Holdings SA
Term Loan B-3, 5.85%, (3M LIBOR + 3.75%), 11/27/23 (j)	405	404
Securus Technologies Holdings Inc.
1st Lien Term Loan, 6.48%, (3M LIBOR + 4.50%), 06/20/24 (j)	1,151	1,155
Delayed Draw Term Loan, 0.00%, (3M LIBOR + 4.50%), 11/01/24 (j) (r)	168	169
Telesat Canada
Term Loan B-4, 5.31%, (3M LIBOR + 2.50%), 11/17/23 (j)	344	341
		4,276
Total Senior Loan Interests (cost $50,425)		50,015
GOVERNMENT AND AGENCY OBLIGATIONS 16.0%
Collateralized Mortgage Obligations 4.3%
Federal Home Loan Mortgage Corp.
Series AN-4030, REMIC, 1.75%, 04/15/27	13,928	13,471
Series ME-4181, REMIC, 2.50%, 05/15/32	11,692	11,384
Series AC-3985, REMIC, 2.25%, 12/15/40	951	927
Series FA-4125, REMIC, 2.42%, (1M US LIBOR + 0.35%), 11/15/42 (j)	12,967	13,000
Series LA-4738, REMIC, 3.00%, 11/15/43	7,658	7,522
Federal National Mortgage Association
Series 2016-LA-32, REMIC, 3.00%, 10/25/44	13,891	13,563
Series 2015-MA-94, REMIC, 3.00%, 01/25/46	2,155	2,132
Series 2012-KC-56, REMIC, 2.25%, 03/25/39	2,831	2,764
Series 2012-AP-101, REMIC, 2.00%, 08/25/40	9,503	9,064
Series 2017-TA-12, REMIC, 3.00%, 04/25/42	4,458	4,399
Government National Mortgage Association
Series 2004-FH-70, REMIC, 2.48%, (1M US LIBOR + 0.40%), 07/20/34 (j)	5,672	5,708
Series 2010-FL-167, REMIC, 2.43%, (1M US LIBOR + 0.35%), 12/20/40 (j)	1,820	1,831
		85,765
Commercial Mortgage-Backed Securities 0.0%
Federal Home Loan Mortgage Corp.
Interest Only, Series X1-K722, REMIC, 1.44%, 03/25/23 (j)	10,412	507
Mortgage-Backed Securities 5.6%
Federal Home Loan Mortgage Corp.
3.50%, 09/01/32 - 03/01/46	32,439	32,527
Federal National Mortgage Association
3.42%, 01/01/24	796	795
3.50%, 12/01/29	2,984	3,029
3.00%, 05/01/31	6,548	6,528
2.00%, 01/25/40	9,440	9,314
3.00%, 01/01/37 - 10/25/42	26,332	25,894
3.50%, 02/01/46 - 12/01/46	33,109	32,741
		110,828
Sovereign 0.8%
Banco del Estado de Chile
3.88%, 02/08/22	1,700	1,694
Banco Latinoamericano de Comercio Exterior SA
3.25%, 05/07/20	200	197
Chile Government International Bond
3.25%, 09/14/21	500	499
2.25%, 10/30/22 (n)	1,200	1,145
Costa Rica Government International Bond
10.00%, 08/01/20 (n)	310	339
Dominican Republic International Bond
7.50%, 05/06/21	1,000	1,051
Export-Import Bank of India
3.13%, 07/20/21	1,000	976
Indonesia Government International Bond
4.88%, 05/05/21	1,200	1,235
	Shares/Par[1]	Value ($)
3.70%, 01/08/22	200	198
Israel Government International Bond
4.00%, 06/30/22	1,800	1,844
Mexico Government International Bond
3.63%, 03/15/22	700	698
Perusahaan Penerbit SBSN Indonesia III
6.13%, 03/15/19	1,100	1,122
Republic of Philippines
4.00%, 01/15/21	2,650	2,676
Wakala Global Sukuk Bhd
4.65%, 07/06/21	1,000	1,036
		14,710
U.S. Treasury Securities 5.3%
U.S. Treasury Note
0.75%, 09/30/18	18,730	18,674
1.25%, 01/31/20	12,700	12,456
1.38%, 02/29/20 - 01/31/21	32,600	31,724
1.63%, 06/30/20	18,700	18,370
1.13%, 02/28/21	24,000	23,089
		104,313
Total Government And Agency Obligations (cost $324,017)		316,123
INVESTMENT COMPANIES 2.3%
Altaba Inc. (b)	628	45,966
Total Investment Companies (cost $28,339)		45,966
SHORT TERM INVESTMENTS 1.7%
Investment Companies 1.2%
JNL Government Money Market Fund - Institutional Class, 1.79% (s) (t)	22,908	22,908
Securities Lending Collateral 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95% (t)	10,646	10,646
Total Short Term Investments (cost $33,554)		33,554
Total Investments 107.6% (cost $1,993,358)		2,125,299
Total Securities Sold Short (12.4)% (proceeds $173,365)		(245,580)
Other Assets and Liabilities, Net 4.8%		94,968
Total Net Assets 100.0%		1,974,687

(a)  The Fund had an unfunded commitment at June 30, 2018. See Unfunded Commitments in the Schedules of Investments.

(b)  Non-income producing security.

(c)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d)  Investment is owned by an entity that is treated as a corporation for U.S. tax purposes, which is owned by the Fund.

(e)   The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(f)   Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(g)  All or a portion of the security is pledged or segregated as collateral.

(h)   Convertible security.

(i)  The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2018, the value and the percentage of net assets of these liquid securities was $234,733 and 11.9%, respectively.

See accompanying Notes to Financial Statements.

74

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Shares/Par[1]	Value ($)

(j)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(k)  Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(l)   Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2018.

(m)  All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2018, the total payable for investments purchased on a delayed delivery basis was $476.

(n)   All or portion of the security was on loan.

(o)   The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(p)   Perpetual security. Next contractual call date presented, if applicable.

(q)   Security issued with a zero coupon. Income is recognized through the accretion of discount.

(r)   This senior loan will settle after June 30, 2018. The reference rate and spread presented will go into effect upon settlement.

(s)   Investment in affiliate.

(t)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

SECURITIES SOLD SHORT (12.4%)
COMMON STOCKS (7.4%)
Information Technology (7.4%)
Alibaba Group Holding Ltd. - ADS	(185)	(34,286)
Tencent Holdings Ltd.	(2,203)	(111,058)
Total Common Stocks (proceeds $78,425)		(145,344)
PREFERRED STOCKS (0.6%)
Consumer Discretionary (0.6%)
Volkswagen AG (a)	(75)	(12,438)
Total Preferred Stocks (proceeds $11,592)		(12,438)
INVESTMENT COMPANIES (4.4%)
iShares Russell 2000 ETF	(149)	(24,346)
SPDR S&P Regional Banking ETF Fund	(719)	(43,838)
Utilities Select Sector SPDR Fund	(377)	(19,614)
Total Investment Companies (proceeds $83,348)		(87,798)
Total Securities Sold Short (12.4%) (proceeds $173,365)		(245,580)

(a)  Convertible security.

JNL/Franklin Templeton Global Fund
COMMON STOCKS 95.4%
Canada 2.8%
Barrick Gold Corp.	622	8,163
Husky Energy Inc. (a)	523	8,152
Wheaton Precious Metals Corp.	498	10,986
		27,301
China 4.9%
Baidu.com - Class A - ADR (a)	69	16,726
China Life Insurance Co. Ltd. - Class H	4,397	11,373
China Mobile Ltd.	1,078	9,596
China Telecom Corp. Ltd. - Class H - ADR	224	10,391
		48,086
	Shares/Par[1]	Value ($)
Denmark 1.0%
Vestas Wind Systems A/S (b)	151	9,314
France 6.2%
AXA SA	557	13,633
BNP Paribas SA	176	10,906
Cie de Saint-Gobain	145	6,441
Credit Agricole SA	454	6,043
Sanofi SA	154	12,271
Veolia Environnement	530	11,345
		60,639
Germany 5.3%
Bayer AG	111	12,174
E.ON SE	460	4,916
Innogy SE	162	6,944
Merck KGaA	126	12,291
Siemens AG	116	15,333
		51,658
Hong Kong 1.8%
CK Hutchison Holdings Ltd.	869	9,236
Kunlun Energy Co. Ltd.	7,691	6,748
Value Partners Group Ltd. (b)	1,449	1,148
		17,132
India 1.4%
Bharti Airtel Ltd.	1,168	6,525
Hero Motocorp Ltd.	141	7,203
		13,728
Indonesia 0.5%
Matahari Department Store Tbk PT	8,585	5,266
Ireland 3.2%
Allergan Plc	111	18,484
Bank of Ireland Group Plc	601	4,670
Medtronic Plc	91	7,810
		30,964
Israel 2.4%
Teva Pharmaceutical Industries Ltd. - ADR	955	23,220
Italy 1.7%
ENI SpA	919	17,036
Japan 5.0%
Mitsui Fudosan Co. Ltd.	401	9,677
Panasonic Corp.	944	12,726
Seven & I Holdings Co. Ltd.	128	5,563
SoftBank Group Corp.	114	8,180
Suntory Beverage & Food Ltd.	176	7,525
Taiheiyo Cement Corp.	147	4,840
		48,511
Luxembourg 2.2%
SES SA - FDR (b)	1,177	21,612
Netherlands 5.6%
Aegon NV	2,032	12,132
Akzo Nobel NV	130	11,096
ING Groep NV	432	6,180
Royal Dutch Shell Plc - Class B	691	24,666
		54,074
Singapore 1.5%
Singapore Telecommunications Ltd.	6,660	15,049
South Korea 2.9%
KB Financial Group Inc. - ADR	235	10,945
Samsung Electronics Co. Ltd. - GDR (c)	16	17,061
		28,006
Spain 0.8%
Telefonica SA	872	7,396
Sweden 1.4%
Arjo AB - Class B	516	1,837
Getinge AB - Class B (b)	516	4,686
Telefonaktiebolaget LM Ericsson - Class B	968	7,438
		13,961
Switzerland 2.5%
Novartis AG	32	2,458
Roche Holding AG	42	9,287

See accompanying Notes to Financial Statements.

75

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
UBS Group AG	793	12,186
		23,931
Thailand 1.1%
Bangkok Bank PCL - NVDR	555	3,273
Bangkok Bank PCL	1,322	7,921
		11,194
United Kingdom 10.0%
BAE Systems Plc	1,106	9,426
Barclays Plc	2,003	4,988
BP Plc	2,765	21,001
HSBC Holdings Plc (b)	1,802	16,952
Kingfisher Plc	3,741	14,599
Man Group Plc	1,693	3,932
Standard Chartered Plc	1,769	16,115
Vodafone Group Plc	4,364	10,572
		97,585
United States of America 31.2%
Advance Auto Parts Inc.	118	16,026
Ally Financial Inc.	114	2,996
Alphabet Inc. - Class A (a)	12	13,189
AmerisourceBergen Corp.	124	10,582
Amgen Inc.	27	4,939
Apache Corp.	312	14,600
Apple Inc.	56	10,279
Capital One Financial Corp.	137	12,633
Cardinal Health Inc.	153	7,452
Celgene Corp. (a)	44	3,455
Citigroup Inc.	306	20,499
Comcast Corp. - Class A	331	10,852
CommScope Holding Co. Inc. (a)	206	6,019
ConocoPhillips Co.	111	7,701
Coty Inc. - Class A	933	13,161
Eli Lilly & Co.	132	11,232
Exxon Mobil Corp.	31	2,523
Gilead Sciences Inc.	203	14,410
Helmerich & Payne Inc.	48	3,067
JPMorgan Chase & Co.	95	9,941
Kellogg Co.	91	6,365
Kroger Co.	35	990
Mattel Inc. (b)	550	9,023
Microsoft Corp.	109	10,722
Navistar International Corp. (a)	324	13,186
NetScout Systems Inc. (a)	58	1,729
Oracle Corp.	398	17,535
Perrigo Co. Plc	139	10,163
Qiagen NV (a)	148	5,387
Twenty-First Century Fox Inc. - Class A	170	8,458
United Parcel Service Inc. - Class B	93	9,845
Voya Financial Inc.	116	5,444
Walgreens Boots Alliance Inc.	154	9,230
		303,633
Total Common Stocks (cost $886,086)		929,296
CORPORATE BONDS AND NOTES 0.5%
United States of America 0.5%
Chesapeake Energy Corp.
8.00%, 12/15/22 (d)	4,629	4,862
Total Corporate Bonds And Notes (cost $4,461)		4,862
SHORT TERM INVESTMENTS 4.7%
Investment Companies 3.7%
JNL Government Money Market Fund - Institutional Class, 1.79% (e) (f)	36,189	36,189
Securities Lending Collateral 1.0%
Securities Lending Cash Collateral Fund LLC, 1.99% (e) (f)	9,315	9,315
Total Short Term Investments (cost $45,504)		45,504
Total Investments 100.6% (cost $936,051)		979,662
Other Derivative Instruments 0.0%		2
Other Assets and Liabilities, Net (0.6)%		(5,936)
Total Net Assets 100.0%		973,728

(a)  Non-income producing security.

(b)  All or portion of the security was on loan.

Shares/Par[1]	Value ($)

(c)  Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(d)  The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2018, the value and the percentage of net assets of these liquid securities was $4,862 and 0.5%, respectively.

(e)  Investment in affiliate.

(f)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

JNL/Franklin Templeton Income Fund
EQUITY LINKED STRUCTURED NOTES 6.7%
Consumer Discretionary 2.0%
Merrill Lynch International & Co.
(General Motors Co.) (a)	600	24,000
Wells Fargo Bank NA
(Target Corp.) (a)	170	13,008
(Ford Motor Co.) (a)	1,000	11,180
		48,188
Energy 0.7%
UBS AG
(Halliburton Co.) (a)	350	16,177
Industrials 1.1%
Deutsche Bank AG
(Union Pacific Corp.) (a)	187	26,333
Information Technology 2.9%
Citigroup Global Markets Holdings Inc.
(Texas Instruments Inc.) (a)	210	23,433
Royal Bank of Canada
(Apple Inc.) (a)	130	24,085
Wells Fargo Bank NA
(Intel Corp.) (a)	450	22,922
		70,440
Total Equity Linked Structured Notes (cost $169,762)		161,138
COMMON STOCKS 39.7%
Consumer Discretionary 2.4%
Comcast Corp. - Class A	350	11,484
Daimler AG	185	11,874
Ford Motor Co.	1,327	14,692
Target Corp.	250	19,030
		57,080
Consumer Staples 4.1%
Anheuser-Busch InBev NV - ADR (b)	220	22,167
Coca-Cola Co.	300	13,158
Nestle SA	150	11,628
PepsiCo Inc.	187	20,348
Philip Morris International Inc.	174	14,049
Procter & Gamble Co.	215	16,783
		98,133
Energy 5.3%
Anadarko Petroleum Corp. (c)	100	7,325
Baker Hughes a GE Co. LLC - Class A	315	10,404
BP Plc - ADR	250	11,415
Chevron Corp.	170	21,493
Exxon Mobil Corp.	200	16,546
Occidental Petroleum Corp.	123	10,293
Royal Dutch Shell Plc - Class A - ADR	450	31,154
Talos Energy Inc. (d)	202	6,478
TransCanada Corp.	150	6,480
Weatherford International Plc (d)	56	185
Williams Cos. Inc.	225	6,100
		127,873
Financials 5.9%
AXA SA	500	12,239
Bank of America Corp.	600	16,914
JPMorgan Chase & Co.	250	26,050
MetLife Inc.	398	17,344
U.S. Bancorp	300	15,006
Wells Fargo & Co.	1,000	55,440
		142,993

See accompanying Notes to Financial Statements.

76

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Health Care 5.7%
AstraZeneca Plc	355	24,604
Eli Lilly & Co.	130	11,093
Johnson & Johnson	100	12,134
Medtronic Plc	215	18,406
Merck & Co. Inc.	548	33,282
Pfizer Inc.	948	34,397
Sanofi SA - ADR	52	2,065
		135,981
Industrials 2.3%
3M Co.	50	9,836
Ceva Logistics AG (d) (e) (f) (g)	37	812
Cummins Inc.	80	10,640
General Electric Co.	2,500	34,025
		55,313
Information Technology 1.9%
Apple Inc.	73	13,537
Applied Materials Inc.	120	5,543
Microsoft Corp.	263	25,954
		45,034
Materials 3.6%
BASF SE	325	31,013
DowDuPont Inc.	430	28,346
Rio Tinto Plc - ADR	500	27,740
		87,099
Real Estate 0.5%
Host Hotels & Resorts Inc.	575	12,115
Telecommunication Services 1.6%
BCE Inc.	180	7,289
Verizon Communications Inc.	625	31,444
		38,733
Utilities 6.4%
Dominion Energy Inc.	619	42,176
Duke Energy Corp.	326	25,812
Sempra Energy	300	34,833
Southern Co.	930	43,068
Xcel Energy Inc.	186	8,496
		154,385
Total Common Stocks (cost $881,674)		954,739
PREFERRED STOCKS 0.8%
Financials 0.3%
Federal National Mortgage Association, 0.00%, (callable at 105,000 beginning 08/10/18) (d) (h) (i) (j)	—	925
Wells Fargo & Co. - Series L, 7.50% (i) (j)	6	7,683
		8,608
Utilities 0.5%
NextEra Energy Inc., 6.37%, 09/01/18 (j)	150	11,184
Total Preferred Stocks (cost $17,638)		19,792
CORPORATE BONDS AND NOTES 36.4%
Consumer Discretionary 4.6%
24 Hour Holdings III LLC
8.00%, 06/01/22 (a)	6,100	6,053
AMC Entertainment Holdings Inc.
5.88%, 11/15/26 (b)	6,000	5,792
CCO Holdings LLC
5.13%, 02/15/23	3,500	3,469
5.50%, 05/01/26 (a)	1,800	1,746
5.13%, 05/01/27 (a)	3,300	3,082
5.00%, 02/01/28 (a)	2,000	1,835
DISH DBS Corp.
6.75%, 06/01/21	7,000	7,009
5.88%, 07/15/22 (b)	9,500	8,926
5.00%, 03/15/23	11,000	9,521
5.88%, 11/15/24	4,800	4,069
Fiat Chrysler Automobiles NV
5.25%, 04/15/23 (b)	5,600	5,642
Ford Motor Co.
4.35%, 12/08/26	1,700	1,661
General Motors Co.
5.15%, 04/01/38	7,000	6,637
	Shares/Par[1]	Value ($)
iHeartCommunications Inc.
0.00%, 12/15/19 (d) (h)	3,056	2,318
KB Home
7.00%, 12/15/21	2,100	2,221
7.50%, 09/15/22	1,000	1,078
Shea Homes LP
5.88%, 04/01/23 (a)	3,000	3,011
6.13%, 04/01/25 (a)	3,000	2,982
Sirius XM Radio Inc.
6.00%, 07/15/24 (a)	2,400	2,449
Tesla Inc.
5.30%, 08/15/25 (a) (b)	5,000	4,450
Univision Communications Inc.
5.13%, 05/15/23 (a)	15,000	14,443
Wynn Las Vegas LLC
5.50%, 03/01/25 (a)	9,500	9,280
5.25%, 05/15/27 (a)	1,650	1,543
		109,217
Consumer Staples 1.0%
BAT Capital Corp.
3.56%, 08/15/27 (a)	10,000	9,295
JBS USA LLC
7.25%, 06/01/21 (a)	3,000	3,030
5.88%, 07/15/24 (a)	8,100	7,737
Kraft Heinz Foods Co.
4.63%, 01/30/29	5,000	4,947
		25,009
Energy 6.5%
Ascent Resources Utica Holdings LLC
10.00%, 04/01/22 (a)	10,000	11,000
Bill Barrett Corp.
7.00%, 10/15/22	8,000	8,049
8.75%, 06/15/25	7,500	8,029
Calumet Specialty Products Partners LP
6.50%, 04/15/21	9,360	9,301
7.63%, 01/15/22	3,000	3,004
Chesapeake Energy Corp.
5.60%, (3M US LIBOR + 3.25%), 04/15/19 (b) (k)	1,700	1,696
6.13%, 02/15/21	15,000	15,269
4.88%, 04/15/22	5,500	5,280
8.00%, 12/15/22 (a)	4,555	4,784
8.00%, 01/15/25 - 06/15/27 (b)	27,200	27,734
5.50%, 09/15/26 (j)	2,500	2,541
Energy Transfer Equity LP
5.50%, 06/01/27	4,800	4,800
Kinder Morgan Inc.
5.63%, 11/15/23 (a)	3,000	3,190
7.75%, 01/15/32	1,000	1,215
Talos Production LLC
11.00%, 04/03/22 (a)	2,518	2,644
W&T Offshore Inc.
10.75%, 05/15/20 (a) (l)	2,250	2,250
10.00%, 06/15/21 (a) (l)	2,039	1,955
Weatherford International Ltd.
5.13%, 09/15/20 (b)	4,400	4,413
7.75%, 06/15/21 (b)	10,925	11,233
5.88%, 07/01/21 (j)	11,675	11,483
8.25%, 06/15/23 (b)	9,900	9,813
9.88%, 02/15/24 (b)	7,500	7,585
		157,268
Financials 6.7%
Bank of America Corp.
5.20%, (callable at 100 beginning 06/01/23) (i)	2,200	2,170
6.10%, (callable at 100 beginning 03/17/25) (i)	4,000	4,149
6.25%, (callable at 100 beginning 09/05/24) (i)	2,500	2,613
3.42%, 12/20/28	7,500	7,062
Bayer Capital Corp. BV
5.63%, 11/22/19, EUR (a) (j)	15,000	18,676
Bayer US Finance II LLC
4.25%, 12/15/25 (a)	7,000	7,042
Capital One Financial Corp.
4.20%, 10/29/25	6,500	6,301
Cemex Finance LLC
6.00%, 04/01/24 (a)	3,000	3,042

See accompanying Notes to Financial Statements.

77

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Citigroup Inc.
5.90%, (callable at 100 beginning 02/15/23) (b) (i)	6,500	6,619
5.95%, (callable at 100 beginning 01/30/23) (b) (i)	7,000	7,115
5.95%, (callable at 100 beginning 08/15/20) (i)	8,000	8,244
6.30%, (callable at 100 beginning 05/15/24) (i)	10,000	10,186
4.13%, 07/25/28	7,500	7,175
Diamond 1 Finance Corp.
4.42%, 06/15/21 (a)	4,100	4,155
5.45%, 06/15/23 (a)	7,000	7,326
Goldman Sachs Group Inc.
3.27%, 09/29/25	6,500	6,168
Horizon Pharma Financing Inc.
6.63%, 05/01/23	6,240	6,275
JPMorgan Chase & Co.
5.00%, (callable at 100 beginning 07/01/19) (i)	12,000	12,066
5.15%, (callable at 100 beginning 05/01/23) (i)	2,000	1,992
5.83%, (callable at 100 beginning 10/30/18) (i)	5,800	5,849
6.10%, (callable at 100 beginning 10/01/24) (b) (i)	10,000	10,322
Morgan Stanley
5.55%, (callable at 100 beginning 07/15/20) (i)	2,500	2,577
Virgin Media Secured Finance Plc
5.50%, 01/15/25 (a)	9,000	8,770
Wells Fargo & Co.
5.90%, (callable at 100 beginning 06/15/24) (i)	3,900	3,900
		159,794
Health Care 10.1%
Actavis Funding SCS
3.80%, 03/15/25	7,500	7,282
AMAG Pharmaceuticals Inc.
7.88%, 09/01/23 (a)	4,500	4,766
Community Health Systems Inc.
6.88%, 02/01/22 (b)	43,508	22,253
6.25%, 03/31/23	25,000	22,881
11.00%, 06/30/23 (a) (b) (m)	29,500	26,573
8.13%, 06/30/24 (a) (b)	15,868	13,111
CVS Health Corp.
4.10%, 03/25/25	2,100	2,084
4.30%, 03/25/28	3,500	3,443
5.05%, 03/25/48	1,600	1,621
DaVita HealthCare Partners Inc.
5.13%, 07/15/24 (b)	3,600	3,507
5.00%, 05/01/25	2,000	1,881
Endo Finance Co.
5.75%, 01/15/22 (a)	9,900	8,853
Endo Finance LLC
6.00%, 07/15/23 (a)	7,000	5,755
HCA Inc.
7.50%, 02/15/22	4,100	4,464
5.88%, 05/01/23	7,500	7,773
Mallinckrodt International Finance SA
4.88%, 04/15/20 (a) (b)	4,500	4,429
5.75%, 08/01/22 (a) (b)	17,000	15,300
5.63%, 10/15/23 (a)	4,100	3,421
Mylan NV
3.95%, 06/15/26	5,800	5,542
Tenet Healthcare Corp.
4.38%, 10/01/21	9,500	9,362
8.13%, 04/01/22	19,000	19,850
6.75%, 06/15/23 (b)	20,000	19,862
THC Escrow Corp. III
5.13%, 05/01/25 (a)	1,200	1,142
Valeant Pharmaceuticals International Inc.
7.50%, 07/15/21 (a)	5,000	5,080
6.50%, 03/15/22 (a)	2,200	2,278
5.88%, 05/15/23 (a)	6,200	5,821
7.00%, 03/15/24 (a)	3,400	3,561
6.13%, 04/15/25 (a) (b)	4,700	4,326
5.50%, 11/01/25 (a)	3,500	3,453
9.00%, 12/15/25 (a)	2,500	2,593
		242,267
Industrials 0.6%
Cloud Crane LLC
10.13%, 08/01/24 (a)	3,000	3,236
	Shares/Par[1]	Value ($)
United Rentals North America Inc.
5.75%, 11/15/24	3,300	3,356
XPO Logistics Inc.
6.50%, 06/15/22 (a)	8,500	8,702
		15,294
Information Technology 0.5%
First Data Corp.
7.00%, 12/01/23 (a)	8,900	9,267
West Corp.
8.50%, 10/15/25 (a) (b)	3,000	2,755
		12,022
Materials 0.8%
BWAY Holding Co.
5.50%, 04/15/24 (a)	5,000	4,875
7.25%, 04/15/25 (a)	11,000	10,724
FMG Resources August 2006 Pty Ltd.
5.13%, 05/15/24 (a) (b)	4,400	4,194
		19,793
Real Estate 0.5%
Equinix Inc.
5.38%, 05/15/27	5,000	4,978
Iron Mountain Inc.
5.75%, 08/15/24 (b)	7,500	7,374
		12,352
Telecommunication Services 3.2%
Altice France SA
6.00%, 05/15/22 (a)	5,000	5,030
AT&T Inc.
4.13%, 02/17/26	5,000	4,878
CommScope Inc.
5.50%, 06/15/24 (a)	6,000	6,033
Sprint Capital Corp.
6.90%, 05/01/19	5,000	5,098
Sprint Corp.
7.88%, 09/15/23	9,400	9,763
7.13%, 06/15/24	5,500	5,545
7.63%, 03/01/26	10,000	10,178
Sprint Nextel Corp.
7.00%, 08/15/20	5,000	5,177
11.50%, 11/15/21 (b)	7,500	8,844
6.00%, 11/15/22	4,200	4,163
Sprint Spectrum Co. LLC
5.15%, 03/20/28 (a)	6,500	6,352
Zayo Group LLC
6.00%, 04/01/23	5,000	5,088
		76,149
Utilities 1.9%
AES Corp.
4.88%, 05/15/23	1,000	999
Calpine Corp.
5.38%, 01/15/23	15,000	14,264
5.75%, 01/15/25 (b)	6,500	5,952
Dynegy Inc.
7.38%, 11/01/22	17,000	17,764
Ferrellgas Partners LP
6.50%, 05/01/21 (b)	2,700	2,482
6.75%, 06/15/23 (b) (m)	2,500	2,185
InterGen NV
7.00%, 06/30/23 (a)	2,598	2,594
		46,240
Total Corporate Bonds And Notes (cost $885,227)		875,405
SENIOR LOAN INTERESTS 4.6%
Consumer Discretionary 2.0%
24 Hour Fitness Worldwide Inc.
Term Loan B, 5.48%, (3M LIBOR + 3.50%), 05/30/25 (k)	6,000	5,991
Academy Ltd.
Term Loan B, 5.98%, (3M LIBOR + 4.00%), 07/05/22 - 07/16/22 (k)	2,391	1,984
Term Loan B, 6.00%, (3M LIBOR + 4.00%), 07/16/22 (k)	1,122	931

See accompanying Notes to Financial Statements.

78

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Belk Inc.
Term Loan, 7.09%, (3M LIBOR + 4.75%), 11/18/22 (k)	9,762	7,529
iHeartCommunications Inc.
Term Loan D, 0.00%, 01/30/19 (d) (h)	20,000	15,215
PetSmart Inc.
Term Loan B-2, 5.01%, (3M LIBOR + 3.00%), 03/11/22 (k)	7,500	6,185
Stars Group Holdings BV
Incremental Term Loan, 0.00%, (3M LIBOR + 3.00%), 06/29/25 (k) (n)	10,000	10,000
		47,835
Consumer Staples 0.2%
BJ's Wholesale Club Inc.
1st Lien Term Loan, 5.53%, (3M LIBOR + 3.50%), 01/26/24 (k)	2,461	2,458
2nd Lien Term Loan, 9.53%, (3M LIBOR + 7.50%), 01/27/25 (k)	2,788	2,813
		5,271
Energy 0.1%
Talen Energy Supply LLC
Term Loan B-1, 6.09%, (3M LIBOR + 4.00%), 07/15/23 (k)	2,962	2,969
Health Care 0.4%
Amneal Pharmaceuticals LLC
Term Loan B, 5.63%, (3M LIBOR + 3.50%), 03/26/25 (k)	10,498	10,468
Industrials 0.6%
Ceva Group Plc
Letter of Credit, 6.50%, (3M LIBOR + 5.50%), 03/12/21 (k) (o)	1,017	1,012
Ceva Intercompany BV
Term Loan, 7.86%, (3M LIBOR + 5.50%), 03/18/21 (k)	414	413
Ceva Logistics Canada ULC
Term Loan, 7.86%, (3M LIBOR + 5.50%), 03/18/21 (k)	212	211
Ceva Logistics US Holdings Inc.
Term Loan, 7.86%, (3M LIBOR + 5.50%), 03/12/21 (k)	1,694	1,688
Cortes NP Acquisition Corp.
Term Loan B, 6.00%, (3M LIBOR + 4.00%), 11/30/23 (k)	3,385	3,359
West Corp.
Term Loan, 5.98%, (3M LIBOR + 4.00%), 10/03/24 (k)	6,581	6,550
		13,233
Information Technology 0.7%
Almonde Inc.
1st Lien Term Loan, 5.81%, (3M LIBOR + 3.50%), 04/26/24 (k)	6,451	6,331
MH Sub I LLC
1st Lien Term Loan, 5.84%, (3M LIBOR + 3.75%), 08/09/24 (k)	7,255	7,248
Michaels Stores Inc.
Term Loan B-1, 9.59%, (3M LIBOR + 7.50%), 08/16/25 (k)	3,200	3,220
		16,799
Telecommunication Services 0.4%
Securus Technologies Holdings Inc.
Delayed Draw Term Loan, 0.00%, (3M LIBOR + 4.50%), 06/30/25 (k) (n)	6,500	6,498
1st Lien Term Loan, 10.23%, (3M LIBOR + 8.25%), 06/30/25 (k)	2,200	2,199
		8,697
Utilities 0.2%
Talen Energy Supply LLC
Term Loan B-2, 6.09%, (3M LIBOR + 4.00%), 04/07/24 (k)	3,938	3,946
Total Senior Loan Interests (cost $115,239)		109,218
GOVERNMENT AND AGENCY OBLIGATIONS 7.1%
U.S. Treasury Securities 7.1%
U.S. Treasury Note
1.00%, 06/30/19	20,000	19,734
	Shares/Par[1]	Value ($)
2.25%, 03/31/20	30,000	29,864
2.50%, 05/31/20 (b)	20,000	19,988
2.50%, 06/30/20 (p)	20,000	19,991
2.38%, 03/15/21	20,000	19,878
2.75%, 04/30/23 - 05/31/23	40,000	40,035
2.88%, 05/31/25	20,000	20,072
Total Government And Agency Obligations (cost $169,470)		169,562
OTHER EQUITY INTERESTS 0.0%
General Motors Co. Escrow (d) (f) (g) (o) (q)	100	1
Total Other Equity Interests (cost $0)		1
SHORT TERM INVESTMENTS 12.9%
Investment Companies 5.8%
JNL Government Money Market Fund - Institutional Class, 1.79% (r) (s)	139,519	139,519
Securities Lending Collateral 7.1%
Securities Lending Cash Collateral Fund LLC, 1.99% (r) (s)	170,880	170,880
Total Short Term Investments (cost $310,399)		310,399
Total Investments 108.2% (cost $2,549,409)		2,600,254
Other Derivative Instruments (0.0)%		(270)
Other Assets and Liabilities, Net (8.2)%		(197,028)
Total Net Assets 100.0%		2,402,956

(a)  The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2018, the value and the percentage of net assets of these liquid securities was $481,132 and 20.0%, respectively.

(b)  All or portion of the security was on loan.

(c)  All or a portion of the security is subject to a written call option.

(d)   Non-income producing security.

(e)  Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(f)  The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(g)   Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(h)  Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date. The aggregate value of these securities represented 0.8% of the Fund’s net assets.

(i)   Perpetual security. Next contractual call date presented, if applicable.

(j)  Convertible security.

(k)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(l)   Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(m)   Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2018.

(n)  This senior loan will settle after June 30, 2018. The reference rate and spread presented will go into effect upon settlement.

See accompanying Notes to Financial Statements.

79

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Shares/Par[1]	Value ($)

(o)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(p)   All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2018, the total payable for investments purchased on a delayed delivery basis was $19,994.

(q)   Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(r)   Investment in affiliate.

(s)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

JNL/Franklin Templeton Mutual Shares Fund
COMMON STOCKS 89.0%
Consumer Discretionary 9.8%
Charter Communications Inc. - Class A (a) (b)	69	20,329
Comcast Corp. - Class A	404	13,252
Cumulus Media Inc. - Class A (a) (c)	17	256
Cumulus Media Inc. - Class B	25	375
DISH Network Corp. - Class A (a)	236	7,920
General Motors Co.	374	14,738
Goodyear Tire & Rubber Co.	199	4,630
Relx Plc	241	5,142
Sky Plc	717	13,830
Toll Brothers Inc.	60	2,211
Twenty-First Century Fox Inc. - Class B	122	5,991
Walt Disney Co.	218	22,838
		111,512
Consumer Staples 8.1%
Altria Group Inc.	189	10,749
British American Tobacco Plc - ADR	133	6,713
British American Tobacco Plc	343	17,332
Energizer Holdings Inc.	142	8,953
Imperial Brands Plc	140	5,185
Kroger Co.	684	19,464
PepsiCo Inc.	99	10,760
Rite Aid Corp. (a) (b)	736	1,273
Walgreens Boots Alliance Inc.	186	11,175
		91,604
Energy 10.2%
Anadarko Petroleum Corp.	269	19,734
Baker Hughes a GE Co. LLC - Class A	300	9,909
BP Plc	1,040	7,901
Kinder Morgan Inc.	955	16,874
Marathon Oil Corp.	702	14,646
McDermott International Inc. (a) (b)	209	4,105
Plains GP Holdings LP - Class A (a)	291	6,953
Royal Dutch Shell Plc - Class A	367	12,709
Royal Dutch Shell Plc - Class A	262	9,057
Williams Cos. Inc.	526	14,265
		116,153
Financials 19.7%
Alleghany Corp.	31	18,036
Ally Financial Inc.	227	5,955
American International Group Inc.	467	24,755
Barclays Plc	2,860	7,121
Brighthouse Financial Inc. (a)	126	5,057
Capital One Financial Corp.	141	12,917
Chubb Ltd.	97	12,276
CIT Group Inc. (b)	232	11,688
Citigroup Inc.	270	18,100
Citizens Financial Group Inc.	560	21,766
FCB Financial Holdings Inc. - Class A (a)	41	2,390
Guaranty Bancorp	10	289
Hartford Financial Services Group Inc.	176	8,999
JPMorgan Chase & Co.	222	23,159
MetLife Inc.	285	12,436
Voya Financial Inc.	279	13,090
Wells Fargo & Co.	416	23,087
	Shares/Par[1]	Value ($)
XL Group Ltd.	64	3,609
		224,730
Health Care 13.1%
CVS Health Corp.	250	16,080
Eli Lilly & Co.	410	35,003
Medtronic Plc	470	40,261
Merck & Co. Inc.	567	34,446
Novartis AG - ADR	301	22,722
		148,512
Industrials 6.6%
BAE Systems Plc	1,250	10,645
CNH Industrial NV	764	8,089
Fluor Corp.	187	9,101
General Electric Co.	1,630	22,184
Johnson Controls International Plc	293	9,818
Sensata Technologies Holding Plc (a)	328	15,605
		75,442
Information Technology 12.6%
CA Inc.	430	15,319
Cisco Systems Inc.	600	25,803
Cognizant Technology Solutions Corp. - Class A	242	19,115
Dell Technologies Inc. - Class V (a)	60	5,104
Hewlett Packard Enterprise Co.	611	8,923
Microsoft Corp.	255	25,145
Nokia Oyj - ADR	823	4,733
Nokia Oyj	1,026	5,902
Samsung Electronics Co. Ltd.	422	17,685
Symantec Corp.	774	15,993
		143,722
Materials 3.1%
International Paper Co.	270	14,084
LafargeHolcim Ltd.	148	7,214
ThyssenKrupp AG	302	7,328
Warrior Met Coal Inc. (b) (d) (e)	60	1,648
WestRock Co.	91	5,183
		35,457
Real Estate 1.4%
Alexander's Inc.	8	3,060
JBG Smith Properties	43	1,585
Vornado Realty Trust	158	11,670
		16,315
Telecommunication Services 3.3%
AT&T Inc.	434	13,951
Koninklijke KPN NV	2,455	6,664
T-Mobile US Inc. (a)	194	11,568
Vodafone Group Plc	2,220	5,379
		37,562
Utilities 1.1%
PG&E Corp.	148	6,285
Vistra Energy Corp. (a)	266	6,303
		12,588
Total Common Stocks (cost $879,016)		1,013,597
RIGHTS 0.0%
Utilities 0.0%
Vistra Energy Corp. (a)	266	160
Total Rights (cost $0)		160
WARRANTS 0.0%
Avaya Holdings Corp. (a)	39	146
Total Warrants (cost $92)		146
CORPORATE BONDS AND NOTES 1.8%
Consumer Discretionary 0.5%
iHeartCommunications Inc.
0.00%, 12/15/19 (a) (f)	7,449	5,650
Energy 0.3%
McDermott Escrow 1 Inc.
10.63%, 05/01/24 (g)	2,878	2,996
Telecommunication Services 1.0%
Frontier Communications Corp.
10.50%, 09/15/22	6,439	5,839

See accompanying Notes to Financial Statements.

80

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
11.00%, 09/15/25	7,214	5,772
		11,611
Total Corporate Bonds And Notes (cost $22,340)		20,257
SENIOR LOAN INTERESTS 1.2%
Consumer Discretionary 1.2%
Cumulus Media New Holdings Inc.
Term Loan, 6.51%, (3M LIBOR + 4.50%), 05/15/22 (h)	3,311	3,283
iHeartCommunications Inc.
Term Loan D, 0.00%, 01/30/19 (a) (f)	4,339	3,301
Term Loan, 0.00%, 07/30/19 (a) (f)	1,395	1,060
Toys R Us Inc.
Term Loan, 14.50%, (3M LIBOR + 6.75%), 01/18/19 (d) (e) (h)	2,472	2,474
Term Loan, 0.00%, 03/15/20 (a) (d) (e) (f)	5,812	2,889
Total Senior Loan Interests (cost $16,996)		13,007
OTHER EQUITY INTERESTS 0.0%
Avaya Inc. Escrow (a) (c) (d) (e) (i)	3,139	—
Avaya Inc. Escrow (a) (c) (d) (e) (i)	546	—
Avaya Inc. Escrow (a) (c) (d) (e) (i)	4,317	—
Avaya Inc. Escrow (a) (c) (d) (e) (i)	1,008	—
Avaya Inc. Escrow (a) (c) (d) (e) (i)	9,561	—
Texas Competitive Electric Holdings Co. LLC Escrow (a) (i)	15,864	106
Tribune Co. Escrow Litigation Interests (a) (c) (d) (e) (i)	49	—
Total Other Equity Interests (cost $0)		106
SHORT TERM INVESTMENTS 8.1%
Investment Companies 6.9%
JNL Government Money Market Fund - Institutional Class, 1.79% (j) (k)	79,308	79,308
Securities Lending Collateral 0.4%
Securities Lending Cash Collateral Fund LLC, 1.99% (j) (k)	4,237	4,237
Treasury Securities 0.8%
U.S. Treasury Bill
1.60%, 07/05/18 (l)	2,000	2,000
1.75%, 07/19/18 (l)	1,000	999
1.64%, 07/26/18 (l)	3,000	2,996
1.90%, 09/13/18 (l)	3,000	2,989
		8,984
Total Short Term Investments (cost $92,529)		92,529
Total Investments 100.1% (cost $1,010,973)		1,139,802
Other Derivative Instruments 0.1%		774
Other Assets and Liabilities, Net (0.2)%		(1,562)
Total Net Assets 100.0%		1,139,014

(a)  Non-income producing security.

(b)  All or portion of the security was on loan.

(c)   Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d)   The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(e)   Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(f)  Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date. The aggregate value of these securities represented 1.1% of the Fund’s net assets.

(g)   The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2018, the value and the percentage of net assets of these liquid securities was $2,996 and 0.3%, respectively.

Shares/Par[1]	Value ($)

(h)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(i)  Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(j)   Investment in affiliate.

(k)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

(l)   The coupon rate represents the yield to maturity.

JNL/Goldman Sachs Core Plus Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 17.4%
Academic Loan Funding Trust
Series 2012-A2-1A, 3.19%, (1M US LIBOR + 1.10%), 12/27/44 (a) (b)	5,446	5,459
ACE Securities Corp. Home Equity Loan Trust
Series 2006-A2C-ASP4, REMIC, 2.25%, (1M US LIBOR + 0.16%), 08/25/36 (a)	761	748
ACIS CLO Ltd.
Series 2014-A-4A, 3.78%, (3M US LIBOR + 1.42%), 05/01/26 (a) (b)	4,066	4,066
Adjustable Rate Mortgage Trust
Series 2004-2A1-5, REMIC, 3.92%, 04/25/35 (a)	103	104
Amortizing Residential Collateral Trust
Series 2002-M2-BC6, REMIC, 3.89%, (1M US LIBOR + 1.80%), 08/25/32 (a)	14	13
AptarGroup Inc.
Series 2018-A-FL1, 3.06%, (1M US LIBOR + 1.15%), 02/15/24 (a) (b)	5,600	5,600
Asset Backed Securities Corp. Home Equity Loan Trust
Series 2003-M2-HE2, REMIC, 4.92%, (1M US LIBOR + 2.85%), 04/15/33 (a)	—	—
Banc of America Funding Trust
Series 2006-A2-8T2, REMIC, 5.79%, 10/25/36	25	22
Banc of America Mortgage Securities Inc.
Series 2005-2A1-H, REMIC, 3.57%, 09/25/35 (a)	184	182
Bank of America Student Loan Trust
Series 2010-A-1A, 3.16%, (3M US LIBOR + 0.80%), 02/25/43 (a) (b)	967	970
BlueMountain CLO Ltd.
Series 2014-AR-2A, 3.29%, (3M US LIBOR + 0.93%), 07/20/26 (a) (b)	5,650	5,651
Catamaran CLO Ltd.
Series 2013-AR-1A, 3.22%, (3M US LIBOR + 0.85%), 01/27/28 (a) (b)	5,250	5,234
Citigroup Mortgage Loan Trust Inc.
Series 2005-1A1A-10, REMIC, 4.01%, 12/25/35 (a)	529	451
Countrywide Alternative Loan Trust
Series 2005-A1-38, REMIC, 3.06%, (12M US Federal Reserve Cumulative Average CMT + 1.50%), 09/25/35 (a)	98	98
Countrywide Asset-Backed Certificates
Series 2004-M4-5, REMIC, 3.97%, (1M US LIBOR + 1.88%), 06/25/34 (a)	66	68
Credit Suisse European Mortgage Capital Ltd.
Series 2015-A-1HWA, 2.75%, (3M EURIBOR + 2.75%), 04/20/20, EUR (a) (c) (d) (e)	2,075	2,414
Crown Point CLO III Ltd.
Series 2015-A1AR-3A, 3.26%, (3M US LIBOR + 0.91%), 12/31/27 (a) (b)	7,850	7,850

See accompanying Notes to Financial Statements.

81

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
ECMC Group Student Loan Trust
Series 2016-A-1A, 3.44%, (1M US LIBOR + 1.35%), 02/25/29 (a) (b)	4,253	4,323
Edsouth Indenture No. 1 LLC
Series 2010-A1-1, 3.21%, (1M US LIBOR + 0.85%), 07/25/23 (a) (b)	142	142
EFS Volunteer No. 2 LLC
Series 2012-A2-1, 3.44%, (1M US LIBOR + 1.35%), 03/25/36 (a) (b)	5,500	5,595
EFS Volunteer No. 3 LLC
Series 2012-A3-1, 3.09%, (1M US LIBOR + 1.00%), 04/25/33 (a) (b)	3,450	3,471
Exantas Capital Corp. Ltd.
Series 2018-A-RSO6, 2.79%, (1M US LIBOR + 0.83%), 02/15/21 (a) (b)	3,950	3,950
GCO Education Loan Funding Trust
Series 2006-A8L-1, 2.46%, (3M US LIBOR + 0.13%), 05/25/25 (a)	417	416
GMAC Mortgage Corp. Loan Trust
Series 2007-1A1-HE3, REMIC, 6.95%, 09/25/37 (a)	29	29
Series 2007-2A1-HE3, REMIC, 7.00%, 09/25/37	122	125
GSAA Home Equity Trust
Series 2007-2A2A-5, REMIC, 2.32%, (1M US LIBOR + 0.23%), 05/25/37 (a)	2,566	1,785
Halcyon Loan Advisors Funding Ltd.
Series 2014-A1R-1A, 3.49%, (3M US LIBOR + 1.13%), 04/18/26 (a) (b)	2,550	2,550
Series 2015-A-2A, REMIC, 3.75%, (3M US LIBOR + 1.39%), 07/25/27 (a) (b)	4,600	4,600
ICG US CLO Ltd.
Series 2014-A1R-1A, 3.58%, (3M US LIBOR + 1.22%), 01/20/30 (a) (b)	4,150	4,152
Impac CMB Trust
Series 2004-2A-10, REMIC, 2.73%, (1M US LIBOR + 0.64%), 03/25/35 (a) (e)	49	44
London Wall Mortgage Capital Plc
Series 2017-A-FL1, 1.49%, (3M GB LIBOR + 0.85%), 11/15/49, GBP (a)	4,667	6,163
Luminent Mortgage Trust
Series 2006-1A1-7, REMIC, 2.27%, (1M US LIBOR + 0.18%), 12/25/36 (a)	1,658	1,512
Madison Park Funding XXX Ltd.
Series 2018-A-30A, 3.09%, (3M US LIBOR + 0.75%), 04/15/29 (a) (b)	7,700	7,617
MASTR Adjustable Rate Mortgages Trust
Series 2004-5A1-12, REMIC, 3.71%, 10/25/34 (a)	86	86
Series 2004-1A1-15, REMIC, 4.16%, 12/25/34 (a)	42	43
Series 2006-4A1B-OA2, REMIC, 2.76%, (12M US Federal Reserve Cumulative Average CMT + 1.20%), 12/25/46 (a)	1,269	1,257
MASTR Seasoned Securities Trust
Series 2005-4A1-2, REMIC, 3.73%, 10/25/32 (a)	88	91
Montana Higher Education Student Assistance Corp.
Series 2012-A3-1, REMIC, 3.00%, (1M US LIBOR + 1.05%), 04/20/29 (a)	3,100	3,115
Morgan Stanley Mortgage Loan Trust
Series 2004-2A1-6AR, REMIC, 4.14%, 08/25/34 (a)	38	39
Series 2006-2A3-3AR, REMIC, 3.72%, 03/25/36 (a)	715	628
Navient Student Loan Trust
Series 2016-A-7A, 3.24%, (1M US LIBOR + 1.15%), 12/25/28 (a) (b)	4,284	4,364
Series 2016-A-5A, 3.34%, (1M US LIBOR + 1.25%), 12/25/28 (a) (b)	9,520	9,769
NCUA Guaranteed Notes Trust
Series 2011-A4-M1, REMIC, 3.00%, 06/12/19	1,900	1,909
Nelnet Student Loan Trust
Series 2006-A6-1, 2.78%, (3M US LIBOR + 0.45%), 08/23/36 (a) (b)	5,450	5,332
Northstar Education Finance Inc.
Series 2007-A1-1, 2.46%, (3M US LIBOR + 0.10%), 04/28/30 (a)	846	842
	Shares/Par[1]	Value ($)
OCP CLO Ltd.
Series 2014-A1R-5A, 3.44%, (3M US LIBOR + 1.08%), 04/26/31 (a) (b)	4,650	4,645
OFSI Fund VII Ltd.
Series 2014-AR-7A, 3.26%, (3M US LIBOR + 0.90%), 10/18/26 (a) (b)	1,300	1,300
Panhandle-Plains Higher Education Authority Inc.
Series 2010-A1-2, REMIC, 3.44%, (3M US LIBOR + 1.13%), 01/01/24 (a)	880	887
ReadyCap Commercial Mortgage Trust
Series 2018-A-FL2, 2.83%, (1M US LIBOR + 0.85%), 04/25/22 (a) (b)	1,700	1,701
Residential Accredit Loans Inc. Trust
Series 2005-A1-QO5, REMIC, 2.56%, (12M US Federal Reserve Cumulative Average CMT + 1.00%), 01/25/46 (a)	517	470
Ripon Mortgages Plc
Series A1-1X, 1.42%, (3M GB LIBOR + 0.80%), 02/20/22, GBP (a)	624	827
Series A2-1X, 1.42%, (3M GB LIBOR + 0.80%), 02/20/22, GBP (a)	7,403	9,810
Sail Net Interest Margin Notes
Series 2003-A-3, 7.75%, 04/27/33 (b)	6	11
Series 2004-A-2A, 5.50%, 03/27/34 (b)	45	16
Scholar Funding Trust
Series 2010-A-A, 3.11%, (3M US LIBOR + 0.75%), 04/28/35 (a) (b)	1,453	1,448
SLM Student Loan Trust
Series 2007-A4-7, 2.69%, (3M US LIBOR + 0.33%), 01/25/22 (a)	1,913	1,881
Series 2007-A4-2, 2.42%, (3M US LIBOR + 0.06%), 07/25/22 (a)	4,800	4,694
Series 2008-A4-4, 4.01%, (3M US LIBOR + 1.65%), 07/25/22 (a)	1,775	1,815
Series 2008-A3-2, 3.11%, (3M US LIBOR + 0.75%), 04/25/23 (a)	746	744
Series 2008-A4-8, 3.86%, (3M US LIBOR + 1.50%), 04/25/23 (a)	1,800	1,833
Series 2008-A4-6, 3.46%, (3M US LIBOR + 1.10%), 07/25/23 (a)	2,769	2,792
Series 2008-A4-5, 4.06%, (3M US LIBOR + 1.70%), 07/25/23 (a)	5,868	6,017
Series 2005-A3-4, 2.48%, (3M US LIBOR + 0.12%), 01/25/27 (a)	3,513	3,501
Series 2003-A5A-1, 2.45%, (3M US LIBOR + 0.11%), 12/15/32 (a) (b)	3,642	3,503
Series 2003-A5A-7A, 3.54%, (3M US LIBOR + 1.20%), 12/15/33 (a) (b)	3,874	3,920
Series 2004-A6-8A, 2.99%, (3M US LIBOR + 0.63%), 01/25/40 (a) (b)	2,650	2,665
Station Place Securitization Trust
Series 2015-A-2, 2.61%, (1M US LIBOR + 1.05%), 07/15/19 (a) (b) (c)	2,000	2,000
Structured Asset Mortgage Investments II Trust
Series 2005-2A1-AR3, REMIC, 3.88%, 08/25/35 (a)	41	41
Tryon Park CLO Ltd.
Series 2013-A1SR-1A, 3.24%, (3M US LIBOR + 0.89%), 04/15/29 (a) (b)	5,460	5,453
Voya CLO Ltd.
Series 2014-A1R-4A, 3.30%, (3M US LIBOR + 0.95%), 10/14/26 (a) (b)	8,300	8,292
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2004-A2-AR3, REMIC, 3.95%, 06/25/34 (a)	169	176
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-2A3-AR8, REMIC, 3.93%, 04/25/36 (a) (e)	33	33
WhiteHorse VIII Ltd.
Series 2014-AR-1A, 3.26%, 05/01/26 (b)	2,400	2,400
Total Non-U.S. Government Agency Asset-Backed Securities (cost $184,299)		185,754
CORPORATE BONDS AND NOTES 27.3%
Consumer Discretionary 1.8%
21st Century Fox America Inc.
6.15%, 03/01/37	300	358

See accompanying Notes to Financial Statements.

82

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Amazon.com Inc.
3.88%, 08/22/37	725	706
Bacardi Ltd.
5.30%, 05/15/48 (b)	650	616
Charter Communications Operating LLC
3.58%, 07/23/20	1,399	1,399
4.46%, 07/23/22	3,425	3,462
4.50%, 02/01/24	1,625	1,627
4.91%, 07/23/25	1,525	1,538
Comcast Corp.
3.38%, 08/15/25	2,275	2,179
Dollar Tree Inc.
4.00%, 05/15/25	1,550	1,514
4.20%, 05/15/28	1,550	1,499
Expedia Inc.
3.80%, 02/15/28	925	846
Hartford Financial Services Group Inc.
5.13%, 04/15/22	250	264
Maquinaria Especializada MXO S.A.P.I. de C.V.
0.00%, 04/13/21 (c) (d) (e) (f) (g)	99	—
Rensselaer Polytechnic Institute
5.60%, 09/01/20	2,300	2,409
Time Warner Cable Inc.
5.88%, 11/15/40	425	416
5.50%, 09/01/41	121	113
		18,946
Consumer Staples 1.4%
Anheuser-Busch InBev Worldwide Inc.
4.00%, 04/13/28	4,000	3,986
4.60%, 04/15/48	650	640
BAT Capital Corp.
3.22%, 08/15/24 (b)	1,805	1,709
3.56%, 08/15/27 (b)	425	395
4.39%, 08/15/37 (b)	750	703
CVS Caremark Corp.
4.13%, 05/15/21	999	1,016
Maple Escrow Subsidiary Inc.
4.06%, 05/25/23 (b)	1,425	1,430
Reynolds American Inc.
4.45%, 06/12/25	3,950	3,969
Walmart Inc.
4.05%, 06/29/48	725	727
		14,575
Energy 3.4%
Anadarko Petroleum Corp.
8.70%, 03/15/19	1,025	1,065
3.45%, 07/15/24	670	645
6.45%, 09/15/36	750	867
Canadian Natural Resources Ltd.
3.85%, 06/01/27	1,500	1,463
Concho Resources Inc.
4.30%, 08/15/28	925	925
Continental Resources Inc.
4.50%, 04/15/23	2,125	2,158
Devon Energy Corp.
4.75%, 05/15/42	800	781
Energy Transfer Partners LP
4.65%, 06/01/21	725	741
4.20%, 09/15/23	1,775	1,774
5.30%, 04/15/47	600	544
Enterprise Products Operating LLC
6.07%, (3M US LIBOR + 3.71%), 08/01/66 (a)	2,475	2,480
EQT Midstream Partners LP
4.75%, 07/15/23	2,175	2,173
Gazprom Capital SA
7.29%, 08/16/37	100	113
Halliburton Co.
3.80%, 11/15/25	275	273
Kinder Morgan Energy Partners LP
3.50%, 09/01/23	2,125	2,063
Marathon Oil Corp.
4.40%, 07/15/27	1,175	1,182
MPLX LP
4.50%, 04/15/38	775	717
	Shares/Par[1]	Value ($)
4.70%, 04/15/48	325	301
Petroleos Mexicanos
6.50%, 03/13/27	360	369
Phillips 66
3.90%, 03/15/28	1,750	1,713
Pioneer Natural Resources Co.
3.95%, 07/15/22	480	485
Plains All American Pipeline LP
3.65%, 06/01/22	1,275	1,252
3.85%, 10/15/23	800	781
4.50%, 12/15/26	1,450	1,422
Reliance Industries Ltd.
4.13%, 01/28/25	250	243
3.67%, 11/30/27 (b)	440	405
Sabine Pass Liquefaction LLC
6.25%, 03/15/22	1,675	1,800
5.63%, 03/01/25	1,825	1,951
Shell International Finance BV
4.55%, 08/12/43	825	870
Sunoco Logistics Partners Operations LP
4.25%, 04/01/24	500	493
Western Gas Partners LP
3.95%, 06/01/25	1,150	1,092
Williams Partners LP
3.60%, 03/15/22	1,245	1,238
3.90%, 01/15/25	1,550	1,511
		35,890
Financials 10.5%
ABJA Investment Co. Pte Ltd.
5.45%, 01/24/28	400	340
AerCap Ireland Capital Ltd.
4.63%, 07/01/22	2,175	2,211
3.30%, 01/23/23	1,600	1,539
Altice Financing SA
6.63%, 02/15/23 (b)	1,100	1,085
American International Group Inc.
4.20%, 04/01/28	775	758
Anheuser-Busch InBev Finance Inc.
4.70%, 02/01/36	975	984
4.90%, 02/01/46	1,025	1,053
AXA Equitable Holdings Inc.
3.90%, 04/20/23 (b)	650	644
4.35%, 04/20/28 (b)	275	263
Banco Santander SA
3.13%, 02/23/23	1,600	1,516
4.25%, 04/11/27	400	380
4.38%, 04/12/28	600	573
Bank of America Corp.
4.00%, 04/01/24	109	110
3.25%, 10/21/27	1,875	1,745
4.18%, 11/25/27	3,725	3,625
3.82%, 01/20/28 (a)	2,500	2,441
3.42%, 12/20/28	96	90
Barclays Plc
6.63%, (callable at 100 begininng 09/15/19) (h) (i)	425	426
4.95%, 01/10/47	450	420
Bayer US Finance II LLC
3.88%, 12/15/23 (b)	1,900	1,895
4.25%, 12/15/25 (b)	3,700	3,722
4.38%, 12/15/28 (b)	2,725	2,724
BNP Paribas SA
3.50%, 03/01/23 (b)	2,775	2,697
3.25%, 03/03/23	1,500	1,481
3.38%, 01/09/25 (b)	975	926
China Evergrande Group
8.75%, 06/28/25	480	422
CIT Group Inc.
5.25%, 03/07/25	2,700	2,735
Citibank NA
3.05%, 05/01/20	2,825	2,821
Citigroup Inc.
4.30%, 11/20/26	200	196
4.13%, 07/25/28	475	454

See accompanying Notes to Financial Statements.

83

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Cooperatieve Rabobank U.A.
2.79%, (3M US LIBOR + 0.43%), 04/26/21 (a)	1,450	1,452
3.13%, 04/26/21	1,775	1,767
Credit Suisse AG
6.50%, 08/08/23 (b)	400	425
Credit Suisse Group AG
4.28%, 01/09/28 (b)	959	932
3.87%, 01/12/29 (b)	628	590
Credit Suisse Group Funding Guernsey Ltd.
4.55%, 04/17/26	699	699
Deutsche Bank AG
2.50%, 02/13/19	475	472
2.70%, 07/13/20	2,525	2,448
Diamond 1 Finance Corp.
5.45%, 06/15/23 (b)	700	733
Discover Bank
8.70%, 11/18/19	551	588
Discover Financial Services
3.85%, 11/21/22	1,499	1,490
Great-West Lifeco Financial Inc.
4.05%, 05/17/28 (b)	625	630
HSBC Holdings Plc
3.26%, 03/13/23 (a)	2,275	2,227
3.33%, (3M US LIBOR + 1.00%), 05/18/24 (a)	875	873
Huarong Finance II Co. Ltd.
5.00%, 11/19/25	210	209
Huntington Bancshares Inc.
4.00%, 05/15/25	1,625	1,629
ING Bank NV
4.13%, 11/21/23 (a)	2,875	2,881
Intesa Sanpaolo SpA
3.38%, 01/12/23 (b)	2,700	2,481
Jefferies Group LLC
4.15%, 01/23/30	75	66
JPMorgan Chase & Co.
5.30%, (callable at 100 beginning 05/01/20) (h)	2,575	2,624
2.97%, 01/15/23	2,275	2,214
3.78%, 02/01/28 (a)	3,300	3,218
JPMorgan Chase Bank NA
3.51%, 01/23/29	1,850	1,750
3.88%, 07/24/38 (a)	150	139
MetLife Inc.
4.05%, 03/01/45	300	279
Mitsubishi UFJ Financial Group Inc.
2.95%, 03/01/21	604	597
Morgan Stanley
3.76%, (3M US LIBOR + 1.40%), 10/24/23 (a)	1,625	1,661
3.74%, 04/24/24	1,475	1,465
3.88%, 04/29/24	1,150	1,149
3.70%, 10/23/24	3,000	2,960
4.00%, 07/23/25	150	149
3.63%, 01/20/27	150	144
Northwestern Mutual Life Insurance Co.
3.85%, 09/30/47 (b)	1,700	1,565
Royal Bank of Canada
2.75%, (3M US LIBOR + 0.39%), 04/30/21 (a)	1,700	1,701
3.20%, 04/30/21	1,675	1,674
Royal Bank of Scotland Group Plc
3.50%, 05/15/23 (a)	2,675	2,590
3.88%, 09/12/23	1,479	1,435
4.52%, 06/25/24 (a) (i)	1,350	1,349
4.89%, 05/18/29 (i)	200	199
Stadshypotek AB
1.88%, 10/02/19 (b)	4,300	4,251
Sumitomo Mitsui Financial Group Inc.
4.44%, 04/02/24 (b)	1,275	1,288
SunTrust Bank
2.59%, 01/29/21	2,500	2,478
Synchrony Financial
4.25%, 08/15/24	200	196
4.50%, 07/23/25	2,594	2,550
Teachers Insurance & Annuity Association of America
4.90%, 09/15/44 (b)	640	672
UBS Group AG
3.00%, 04/15/21 (b)	2,300	2,266
	Shares/Par[1]	Value ($)
UniCredit SpA
3.75%, 04/12/22 (b)	550	523
4.63%, 04/12/27 (b) (j)	400	372
Wells Fargo & Co.
3.00%, 10/23/26	3,775	3,481
Westpac Banking Corp.
4.32%, 11/23/31 (a) (i)	825	795
XLIT Ltd.
4.45%, 03/31/25	1,374	1,354
		111,956
Health Care 1.9%
Actavis Funding SCS
4.85%, 06/15/44	76	73
Aetna Inc.
2.80%, 06/15/23	900	856
Becton Dickinson & Co.
3.21%, (3M US LIBOR + 0.88%), 12/29/20 (a)	2,425	2,429
2.89%, 06/06/22	2,925	2,827
3.36%, 06/06/24	525	504
4.69%, 12/15/44	925	896
4.67%, 06/06/47	350	339
CVS Health Corp.
3.50%, 07/20/22	2,775	2,751
3.88%, 07/20/25	2,650	2,590
5.13%, 07/20/45	350	357
5.05%, 03/25/48	1,675	1,697
HCA Inc.
4.75%, 05/01/23	1,650	1,646
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/21	930	863
2.80%, 07/21/23	985	850
Thermo Fisher Scientific Inc.
3.00%, 04/15/23	625	607
UnitedHealth Group Inc.
4.63%, 07/15/35	700	739
		20,024
Industrials 1.0%
General Dynamics Corp.
2.74%, (3M US LIBOR + 0.38%), 05/11/21 (a)	900	902
3.00%, 05/11/21	1,700	1,693
3.38%, 05/15/23	525	526
International Lease Finance Corp.
7.13%, 09/01/18 (b)	1,200	1,206
Northrop Grumman Corp.
2.93%, 01/15/25	2,250	2,136
3.25%, 01/15/28	2,400	2,257
Oshkosh Corp.
4.60%, 05/15/28	875	877
Union Pacific Corp.
3.95%, 09/10/28	1,425	1,428
		11,025
Information Technology 1.1%
Broadcom Corp.
3.00%, 01/15/22	2,325	2,260
2.65%, 01/15/23	800	754
Cisco Systems Inc.
5.50%, 01/15/40	925	1,099
Hewlett Packard Enterprise Co.
4.90%, 10/15/25	1,125	1,148
Microchip Technology Inc.
3.92%, 06/01/21 (b)	1,025	1,027
Microsoft Corp.
3.13%, 11/03/25	2,300	2,259
Nokia Oyj
4.38%, 06/12/27	1,129	1,060
Oracle Corp.
4.00%, 07/15/46	1,125	1,060
Symantec Corp.
5.00%, 04/15/25 (b)	875	845
		11,512
Materials 1.0%
Ecolab Inc.
5.50%, 12/08/41	106	125

See accompanying Notes to Financial Statements.

84

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
3.95%, 12/01/47	859	820
LyondellBasell Industries NV
5.00%, 04/15/19	256	258
Sherwin-Williams Co.
2.75%, 06/01/22	450	435
3.45%, 06/01/27	1,000	945
4.50%, 06/01/47	575	550
Syngenta Finance NV
3.70%, 04/24/20 (b)	2,325	2,326
3.93%, 04/23/21 (b)	2,880	2,880
4.44%, 04/24/23 (b)	1,055	1,050
4.89%, 04/24/25 (b)	1,550	1,525
		10,914
Real Estate 1.0%
American Campus Communities Operating Partnership LP
3.75%, 04/15/23	2,000	1,988
American Homes 4 Rent LP
4.25%, 02/15/28	535	512
ARC Properties Operating Partnership LP
3.00%, 02/06/19	2,310	2,308
Crown Castle International Corp.
5.25%, 01/15/23	1,575	1,650
3.65%, 09/01/27	250	232
ERP Operating LP
4.63%, 12/15/21	1,538	1,591
Kaisa Group Holdings Ltd.
8.50%, 06/30/22	200	161
9.38%, 06/30/24	400	320
National Retail Properties Inc.
3.60%, 12/15/26	1,250	1,188
VEREIT Operating Partnership LP
4.13%, 06/01/21	1,125	1,139
		11,089
Telecommunication Services 3.0%
America Movil SAB de CV
6.00%, 06/09/19, MXN	9,650	471
AT&T Inc.
3.00%, 06/30/22	2,400	2,326
4.45%, 04/01/24	800	808
3.40%, 05/15/25	4,150	3,892
5.45%, 03/01/47	1,100	1,077
Digicel Ltd.
6.75%, 03/01/23 (b) (j)	1,350	1,125
Telefonica Emisiones SAU
5.46%, 02/16/21	3,225	3,376
T-Mobile USA Inc.
4.50%, 02/01/26	1,000	933
Verizon Communications Inc.
4.33%, 09/21/28 (b)	10,509	10,426
5.25%, 03/16/37	550	564
5.01%, 04/15/49	1,563	1,524
Vodafone Group Plc
3.75%, 01/16/24	2,950	2,919
Wind Tre SpA
5.00%, 01/20/26 (b)	2,800	2,199
		31,640
Utilities 1.2%
Alliant Energy Finance LLC
3.75%, 06/15/23 (b)	750	751
4.25%, 06/15/28 (b)	200	200
Berkshire Hathaway Energy Co.
3.25%, 04/15/28	925	879
Consumers Energy Co.
3.95%, 05/15/43	925	909
Duke Energy Carolinas LLC
3.95%, 03/15/48	900	873
Duke Energy Corp.
3.15%, 08/15/27	2,150	1,998
Florida Power & Light Co.
3.95%, 03/01/48	825	809
NiSource Inc.
3.65%, 06/15/23 (b)	1,150	1,150
	Shares/Par[1]	Value ($)
Pacific Gas & Electric Co.
3.30%, 03/15/27	450	406
6.05%, 03/01/34 (j)	325	351
4.00%, 12/01/46	675	580
Sempra Energy
2.85%, (3M US LIBOR + 0.50%), 01/15/21 (a)	2,050	2,058
Southern Co.
3.25%, 07/01/26	1,850	1,738
		12,702
Total Corporate Bonds And Notes (cost $297,422)		290,273
GOVERNMENT AND AGENCY OBLIGATIONS 52.0%
Collateralized Mortgage Obligations 1.0%
Federal Home Loan Mortgage Corp.
Series 2015-M3-DNA1, 5.39%, (1M US LIBOR + 3.30%), 10/25/27 (a)	620	692
Interest Only, Series C45-304, 3.00%, 12/15/27 (e)	561	48
Interest Only, Series N-1103, REMIC, 1156.50%, 06/15/21 (d) (e)	—	—
Interest Only, Series SD-4320, REMIC, 4.03%, (6.10% - (1M US LIBOR * 1)), 07/15/39 (a) (e)	579	74
Interest Only, Series SW-3852, REMIC, 3.93%, (6.00% - (1M US LIBOR * 1)), 05/15/41 (a) (e)	646	88
Interest Only, Series PS-4273, REMIC, 4.03%, (6.10% - (1M US LIBOR * 1)), 11/15/43 (a) (e)	831	115
Interest Only, Series SE-4314, REMIC, 3.98%, (6.05% - (1M US LIBOR * 1)), 03/15/44 (a) (e)	614	97
Interest Only, Series AS-4473, REMIC, 3.53%, (5.60% - (1M US LIBOR * 1)), 05/15/45 (a) (e)	888	123
Interest Only, Series ST-4583, REMIC, 3.93%, (6.00% - (1M US LIBOR * 1)), 05/15/46 (a) (e)	3,050	502
Federal National Mortgage Association
Series 2011-GB-52, REMIC, 5.00%, 06/25/41	838	894
Series 2011-DB-99, REMIC, 5.00%, 10/25/41	802	855
Interest Only, Series 2012-SA-5, REMIC, 3.86%, (5.95% - (1M US LIBOR * 1)), 02/25/42 (a) (e)	698	97
Interest Only, Series 2013-SY-96, REMIC, 4.06%, (6.15% - (1M US LIBOR * 1)), 07/25/42 (a) (e)	511	70
Interest Only, Series 2012-SB-88, REMIC, 4.58%, (6.67% - (1M US LIBOR * 1)), 07/25/42 (a) (e)	468	80
Series 2012-B-153, REMIC, 7.00%, 07/25/42	445	504
Series 2012-B-111, REMIC, 7.00%, 10/25/42	121	137
Interest Only, Series 2013-SA-121, REMIC, 4.01%, (6.10% - (1M US LIBOR * 1)), 12/25/43 (a) (e)	3,795	492
Interest Only, Series 2014-MS-87, REMIC, 4.16%, (6.25% - (1M US LIBOR * 1)), 01/25/45 (a) (e)	628	85
Interest Only, Series 2015-BS-86, REMIC, 3.61%, (5.70% - (1M US LIBOR * 1)), 11/25/45 (a) (e)	353	40
Interest Only, Series 2015-SA-79, REMIC, 4.16%, (6.25% - (1M US LIBOR * 1)), 11/25/45 (a) (e)	519	70
Interest Only, Series 2016-SJ-1, REMIC, 4.06%, (6.15% - (1M US LIBOR * 1)), 02/25/46 (a) (e)	1,344	230
Interest Only, Series 2013-SN-130, REMIC, 4.56%, (6.65% - (1M US LIBOR * 1)), 10/25/42 (a) (e)	1,953	295
Interest Only, Series 2015-PS-28, REMIC, 3.51%, (5.60% - (1M US LIBOR * 1)), 08/25/44 (a) (e)	3,038	401
Government National Mortgage Association
Interest Only, Series 2010-SA-31, REMIC, 3.67%, (5.75% - (1M US LIBOR * 1)), 03/20/40 (a) (e)	859	110
Interest Only, Series 2010-S-101, REMIC, 3.92%, (6.00% - (1M US LIBOR * 1)), 08/20/40 (a) (e)	1,184	169
Interest Only, Series 2013-SJ-152, REMIC, 4.07%, (6.15% - (1M US LIBOR * 1)), 05/20/41 (a) (e)	808	116
Interest Only, Series 2012-MS-149, REMIC, 4.17%, (6.25% - (1M US LIBOR * 1)), 12/20/42 (a) (e)	450	65

See accompanying Notes to Financial Statements.

85

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Interest Only, Series 2013-DS-103, REMIC, 4.07%, (6.15% - (1M US LIBOR * 1)), 07/20/43 (a) (e)	287	42
Interest Only, Series 2013-SD-113, REMIC, 4.61%, (6.70% - (1M US LIBOR * 1)), 08/16/43 (a) (e)	614	95
Interest Only, Series 2013-DS-134, REMIC, 4.02%, (6.10% - (1M US LIBOR * 1)), 09/20/43 (a) (e)	312	44
Interest Only, Series 2014-SL-132, REMIC, 4.02%, (6.10% - (1M US LIBOR * 1)), 10/20/43 (a) (e)	1,448	190
Interest Only, Series 2013-SG-167, REMIC, 4.07%, (6.15% - (1M US LIBOR * 1)), 11/20/43 (a) (e)	269	38
Interest Only, Series 2014-SA-41, REMIC, 4.02%, (6.10% - (1M US LIBOR * 1)), 03/20/44 (a) (e)	364	54
Interest Only, Series 2014-BS-133, REMIC, 3.52%, (5.60% - (1M US LIBOR * 1)), 09/20/44 (a) (e)	373	44
Interest Only, Series 2015-IO-14, REMIC, 5.00%, 10/20/44 (e)	1,579	356
Interest Only, Series 2014-IB-188, REMIC, 4.00%, 12/20/44 (e)	929	157
Interest Only, Series 2015-SG-64, REMIC, 3.52%, (5.60% - (1M US LIBOR * 1)), 05/20/45 (a) (e)	1,291	185
Interest Only, Series 2015-MS-110, REMIC, 3.63%, (5.71% - (1M US LIBOR * 1)), 08/20/45 (a) (e)	1,908	247
Interest Only, Series 2015-SB-112, REMIC, 3.66%, (5.74% - (1M US LIBOR * 1)), 08/20/45 (a) (e)	454	58
Interest Only, Series 2015-KI-117, REMIC, 5.00%, 08/20/45 (e)	1,305	294
Interest Only, Series 2015-SE-123, REMIC, 3.64%, (5.72% - (1M US LIBOR * 1)), 09/20/45 (a) (e)	472	59
Interest Only, Series 2015-HS-126, REMIC, 4.12%, (6.20% - (1M US LIBOR * 1)), 09/20/45 (a) (e)	1,137	166
Interest Only, Series 2015-SP-123, REMIC, 4.17%, (6.25% - (1M US LIBOR * 1)), 09/20/45 (a) (e)	1,574	233
Interest Only, Series 2015-QS-144, REMIC, 3.62%, (5.70% - (1M US LIBOR * 1)), 10/20/45 (a) (e)	363	38
Interest Only, Series 2015-SD-168, REMIC, 4.12%, (6.20% - (1M US LIBOR * 1)), 11/20/45 (a) (e)	393	58
Interest Only, Series 2016-S-6, REMIC, 3.57%, (5.65% - (1M US LIBOR * 1)), 01/20/46 (a) (e)	522	64
Interest Only, Series 2016-SB-6, REMIC, 3.57%, (5.65% - (1M US LIBOR * 1)), 01/20/46 (a) (e)	1,150	142
Interest Only, Series 2016-SM-4, REMIC, 3.57%, (5.65% - (1M US LIBOR * 1)), 01/20/46 (a) (e)	1,454	177
Interest Only, Series 2015-AS-57, REMIC, 3.52%, (5.60% - (1M US LIBOR * 1)), 04/20/45 (a) (e)	2,397	296
Interest Only, Series 2016-IA-27, REMIC, 4.00%, 06/20/45 (e)	932	147
Interest Only, Series 2015-IM-111, REMIC, 4.00%, 08/20/45 (e)	1,458	250
Interest Only, Series 2017-AI-38, REMIC, 4.00%, 03/20/46 (e)	1,580	262
Interest Only, Series 2016-DI-138, REMIC, 4.00%, 10/20/46 (e)	92	17
		10,162
Mortgage-Backed Securities 26.9%
Federal Home Loan Mortgage Corp.
5.50%, 04/01/28 - 08/01/38	630	684
3.96%, (12M US LIBOR +/- MBS Spread), 01/01/37 (a)	242	251
5.00%, 03/01/26 - 06/01/41	1,460	1,560
6.00%, 08/01/37 - 05/01/40	609	684
6.50%, 01/01/38 - 12/01/38	724	822
7.00%, 02/01/39	428	489
4.50%, 11/01/40	3	3
	Shares/Par[1]	Value ($)
4.00%, 06/01/40 - 07/01/45	539	554
3.00%, 03/01/32 - 03/01/43	2,696	2,636
Federal National Mortgage Association
6.50%, 02/01/19	—	—
4.50%, 08/01/18 - 06/01/48	50,922	53,107
8.00%, 04/01/30 - 01/01/31	12	13
7.00%, 07/01/32 - 03/01/39	236	266
5.50%, 09/01/23 - 11/01/39	374	392
6.00%, 01/01/24 - 08/01/39	901	998
3.29%, (12M US Federal Reserve Cumulative Average CMT +/- MBS Spread), 11/01/35 (a)	15	15
3.66%, (12M US Federal Reserve Cumulative Average CMT +/- MBS Spread), 05/01/36 (a)	140	147
3.85%, (12M US Federal Reserve Cumulative Average CMT +/- MBS Spread), 05/01/36 (a)	114	120
3.86%, (12M US Federal Reserve Cumulative Average CMT +/- MBS Spread), 08/01/36 (a)	111	116
3.76%, (12M US Federal Reserve Cumulative Average CMT +/- MBS Spread), 09/01/36 (a)	91	95
5.00%, 10/01/18 - 12/01/44	1,620	1,723
4.00%, 08/01/39 - 10/01/46	3,427	3,505
3.00%, 11/01/42 - 07/01/43	3,283	3,216
3.50%, 03/01/45	26	26
4.50%, 04/01/45 - 05/01/45	5,990	6,305
TBA, 3.50%, 07/15/48 (k)	1,000	995
TBA, 4.00%, 07/15/48 (k)	13,000	13,253
TBA, 4.50%, 07/15/48 (k)	51,000	53,101
TBA, 5.00%, 07/15/48 (k)	25,000	26,484
Government National Mortgage Association
6.00%, 06/15/34 - 11/15/38	58	64
5.00%, 06/15/40 - 05/15/41	730	781
4.00%, 02/20/41 - 11/20/44	2,071	2,137
4.00%, 11/20/40 - 07/20/47	36,734	37,832
TBA, 4.50%, 07/15/48 (k)	47,000	48,845
TBA, 4.00%, 08/15/48 (k)	25,000	25,578
		286,797
Municipal 1.6%
American Municipal Power Inc.
6.27%, 02/15/50	875	1,116
Commonwealth of Puerto Rico
0.00%, 07/01/26 - 07/01/41 (d) (e) (f) (g)	2,080	851
Port Authority of New York & New Jersey
4.81%, 10/15/65	900	1,013
Puerto Rico Sales Tax Financing Corp.
0.00%, 08/01/21 - 08/01/57 (d) (e) (f) (g)	2,860	1,880
State of California
7.95%, 03/01/36	1,290	1,392
7.63%, 03/01/40	2,390	3,525
State of Illinois
5.10%, 06/01/33	2,535	2,399
6.63%, 02/01/35	310	328
7.35%, 07/01/35	610	681
Tennessee Valley Authority
3.88%, 02/15/21	3,700	3,810
		16,995
Sovereign 3.6%
Argentina Republic Government International Bond
5.00%, 01/15/27, EUR	3,990	3,959
5.25%, 01/15/28, EUR	360	358
2.26%, 12/31/38, EUR (l)	200	135
6.25%, 11/09/47, EUR	130	119
Dominican Republic Bond
11.38%, 07/06/29, DOP	300	7
Dominican Republic International Bond
10.38%, 03/04/22, DOP	400	8
14.50%, 02/10/23, DOP	600	14
8.63%, 04/20/27	216	242
Ecuador Government International Bond
9.63%, 06/02/27 (b)	410	382
9.63%, 06/02/27	470	437
8.88%, 10/23/27 (b)	250	222
7.88%, 01/23/28 (b)	610	512
Hashemite Kingdom of Jordan Government Bond
2.50%, 10/30/20 (j)	5,000	4,955

See accompanying Notes to Financial Statements.

86

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Indonesia Government International Bond
2.15%, 07/18/24, EUR (b)	450	529
Inter-American Development Bank
7.00%, 06/15/25	1,500	1,837
6.75%, 07/15/27	1,800	2,227
Israel Government AID Bond
5.50%, 09/18/23 - 04/26/24	5,500	6,194
Kreditanstalt fur Wiederaufbau
1.13%, 08/06/18	9,600	9,590
Mexico Bonos
6.50%, 06/10/21, MXN	5,557	271
8.00%, 12/07/23 - 11/07/47, MXN	2,089	107
Petroleos de Venezuela SA
0.00%, 10/28/22 - 04/12/27 (d) (e) (f) (g)	11,600	2,394
Petroleos Mexicanos
5.13%, 03/15/23, EUR	230	294
Republic of Honduras
8.75%, 12/16/20 (b)	370	399
Republic of South Africa
6.25%, 03/31/36, ZAR	3,960	208
South Africa Government Bond
7.75%, 02/28/23, ZAR	16,650	1,189
8.00%, 01/31/30, ZAR	2,920	194
8.25%, 03/31/32, ZAR	33	2
9.00%, 01/31/40, ZAR	325	22
8.75%, 01/31/44, ZAR	17,070	1,134
Sri Lanka Government International Bond
6.85%, 11/03/25	400	387
Venezuela Government International Bond
0.00%, 12/09/20 (d) (e) (f) (g)	240	62
		38,390
U.S. Government Agency Obligations 1.8%
Federal Home Loan Bank
2.88%, 06/13/25 (m)	6,650	6,582
Federal National Mortgage Association
1.88%, 09/24/26 (m)	8,900	8,127
6.25%, 05/15/29 (m)	2,600	3,340
6.63%, 11/15/30 (m)	900	1,210
		19,259
U.S. Treasury Securities 17.1%
U.S. Treasury Bond
0.00%, 11/15/35 (n)	10,900	6,469
Interest Only, 0.00%, 11/15/37 (n)	7,800	4,366
3.63%, 02/15/44 (o)	12,820	14,282
3.13%, 08/15/44	6,470	6,632
3.00%, 11/15/44	10,400	10,426
2.88%, 08/15/45	3,500	3,426
2.88%, 11/15/46 (o)	22,020	21,535
2.75%, 11/15/47	10,150	9,674
U.S. Treasury Note
1.63%, 07/31/20 (o)	430	422
1.38%, 04/30/21 (o)	30	29
2.13%, 07/31/24 - 09/30/24	82,420	79,321
2.88%, 04/30/25	5,610	5,631
2.25%, 02/15/27	20,400	19,460
		181,673
Total Government And Agency Obligations (cost $560,116)		553,276
OTHER EQUITY INTERESTS 0.0%
Maquinaria Especializada MXO S.A.P.I. de C.V. (c) (d) (e) (f) (p)	290	—
T-Mobile USA Inc. Escrow (c) (f)	1,000	—
Total Other Equity Interests (cost $0)		—
CREDIT LINKED STRUCTURED NOTES 0.4%
Citigroup Global Markets Holdings Inc.
(Egypt Treasury Bill, 0.00%, 10/30/18, Moody's rating N/A), EGP (b) (n)	11,000	578
(Egypt Treasury Bill, 0.00%, 10/09/18, Moody's Rating N/A), EGP (b) (n)	10,640	563
(Egypt Treasury Bill, 0.00%, 01/15/19, Moody's Rating N/A), EGP (b) (n)	34,400	1,739
JPMorgan Chase & Co.
(Egypt Treasury Bill, 0.00%, 07/24/18, Moody's rating N/A), EGP (b) (n)	13,700	756
	Shares/Par[1]	Value ($)
(Egypt Treasury Bill, 0.00%, 02/05/19, Moody's rating N/A), EGP (b) (n)	17,725	887
Total Credit Linked Structured Notes (cost $4,608)		4,523
COMMON STOCKS 0.0%
Consumer Discretionary 0.0%
Home Interior Gift Inc. (c) (d) (e) (f)	491	—
Total Common Stocks (cost $184)		—
SHORT TERM INVESTMENTS 17.6%
Certificates of Deposit 2.6%
Australia & New Zealand Banking Group Ltd.
2.20%, 07/09/18	3,800	3,798
DNB Bank ASA
2.22%, 07/06/18	8,000	8,000
Mizuho Bank Ltd.
2.44%, (1M US LIBOR + 0.44%), 10/05/18 (a)	10,000	10,008
Sumitomo Mitsui Trust Bank Ltd.
2.45%, (3M US LIBOR + 0.11%), 10/12/18 (a)	5,468	5,469
		27,275
Commercial Paper 6.4%
AT&T Inc.
2.67%, 10/09/18 (b) (q)	2,300	2,283
2.80%, 12/06/18 (b) (q)	5,000	4,938
Ciesco LLC
2.32%, 07/12/18 (b) (q)	5,447	5,443
CRC Funding LLC
2.32%, 07/11/18 (b) (q)	5,447	5,443
Duke Energy Corp.
2.37%, 08/27/18 (b) (q)	3,000	2,989
Hewlett Packard Enterprise Co.
2.35%, 07/10/18 (b) (q)	2,000	1,999
2.34%, 07/11/18 (b) (q)	2,664	2,662
HP Inc.
2.52%, 07/02/18 (b) (q)	2,000	2,000
2.40%, 07/23/18 (b) (q)	2,129	2,126
Mondelez International Inc.
2.53%, 10/05/18 (b) (q)	4,800	4,769
Nutrien Ltd.
2.35%, 07/16/18 (b) (q)	1,063	1,062
2.48%, 07/26/18 (b) (q)	3,150	3,145
Old Line Funding LLC
2.30%, 07/16/18 (b) (q)	10,895	10,885
Schlumberger Holdings Corp.
2.52%, 08/22/18 (b) (q)	2,000	1,993
Southern Co.
2.55%, 08/30/18 (b) (q)	2,131	2,122
Suncor Energy Inc.
2.34%, 07/03/18 (b) (q)	1,613	1,613
2.55%, 08/21/18 - 08/31/18 (b) (q)	3,150	3,137
Tyco International Holdings SARL
2.66%, 07/09/18 (b) (q)	2,692	2,690
VW Credit Inc.
2.54%, 08/13/18 (b) (q)	3,507	3,496
2.62%, 09/20/18 (b) (q)	3,800	3,777
		68,572
Investment Companies 8.4%
JNL Government Money Market Fund - Institutional Class, 1.79% (r) (s)	89,730	89,730
Securities Lending Collateral 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95% (s)	2,233	2,233
Total Short Term Investments (cost $187,804)		187,810
Total Investments 114.7% (cost $1,234,433)		1,221,636
Total Forward Sales Commitments (3.1)% (proceeds $32,723)		(32,797)
Total Purchased Options 0.0% (cost $716)		530
Other Derivative Instruments (0.4)%		(4,398)
Other Assets and Liabilities, Net (11.2)%		(120,084)
Total Net Assets 100.0%		1,064,887

See accompanying Notes to Financial Statements.

87

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Shares/Par[1]	Value ($)

(a)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b)  The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2018, the value and the percentage of net assets of these liquid securities was $265,840 and 25.0%, respectively.

(c)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d)   The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(e)   Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(f)  Non-income producing security.

(g)  Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(h)   Perpetual security. Next contractual call date presented, if applicable.

(i)   Convertible security.

(j)  All or portion of the security was on loan.

(k)   All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2018, the total payable for investments purchased on a delayed delivery basis was $168,042.

(l)   Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2018.

(m)  The security is a direct debt of the agency and not collateralized by mortgages.

(n)   Security issued with a zero coupon. Income is recognized through the accretion of discount.

(o)   All or a portion of the security is pledged or segregated as collateral.

(p)   Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(q)   The coupon rate represents the yield to maturity.

(r)   Investment in affiliate.

(s)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

FORWARD SALES COMMITMENTS (3.1%)
GOVERNMENT AND AGENCY OBLIGATIONS (3.1%)
Mortgage-Backed Securities (3.1%)
Government National Mortgage Association
TBA, 4.00%, 07/15/47 (a)	(32,000)	(32,797)
Total Government And Agency Obligations (proceeds $32,723)		(32,797)
Total Forward Sales Commitments (3.1%) (proceeds $32,723)		(32,797)

(a)  All or a portion of the security was sold on a delayed delivery basis. As of June 30, 2018, the total proceeds for investments sold on a delayed delivery basis was $32,723.

JNL/Goldman Sachs Emerging Markets Debt Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.1%
Ireland 0.1%
Oilflow SPV 1 DAC
12.00%, 01/13/22	310	322
Total Non-U.S. Government Agency Asset-Backed Securities (cost $327)		322
	Shares/Par[1]	Value ($)
CORPORATE BONDS AND NOTES 26.0%
Argentina 1.1%
Arcor S.A.I.C.
6.00%, 07/06/23 (a) (b)	810	808
Banco Macro SA
17.50%, 05/08/22, ARS (b)	16,330	446
Cablevision SA
6.50%, 06/15/21 (a)	1,390	1,381
6.50%, 06/15/21 (a) (b)	300	300
Tecpetrol SA
4.88%, 12/12/22 (a)	313	289
		3,224
Australia 0.2%
Santos Finance Ltd.
4.13%, 09/14/27	510	477
Brazil 0.9%
Banco do Brasil SA
6.25%, (callable at 100 beginning 04/15/24) (c)	1,190	925
9.00%, (callable at 100 beginning 06/18/24) (a) (c)	370	354
Embraer Netherlands Finance BV
5.05%, 06/15/25	131	133
5.40%, 02/01/27	20	21
Petrobras Global Finance BV
6.13%, 01/17/22	143	145
5.30%, 01/27/25 (b)	499	462
6.00%, 01/27/28 (b)	356	323
Samarco Mineracao SA
0.00%, 11/01/22 (d) (e)	300	219
		2,582
Canada 0.2%
First Quantum Minerals Ltd.
7.25%, 04/01/23 (b)	550	550
Chile 1.0%
Embotelladora Andina SA
5.00%, 10/01/23 (b)	550	567
GNL Quintero SA
4.63%, 07/31/29 (b)	680	663
Inversiones CMPC SA
4.38%, 05/15/23	400	396
Sociedad Quimica y Minera de Chile SA
5.50%, 04/21/20 (b)	230	236
3.63%, 04/03/23	990	955
		2,817
China 0.7%
21Vianet Group Inc.
7.00%, 08/17/20	210	205
China Evergrande Group
8.25%, 03/23/22	220	210
8.75%, 06/28/25	230	202
Huarong Finance Co. Ltd.
4.50%, (callable at 100 beginning 01/24/22) (c)	200	195
Huarong Finance II Co. Ltd.
5.50%, 01/16/25	200	205
5.00%, 11/19/25	200	199
Kaisa Group Holdings Ltd.
8.50%, 06/30/22	200	161
9.38%, 06/30/24	520	415
Sino-Ocean Land Treasure III Ltd.
4.90%, (callable at 100 begininng 09/21/22) (c)	200	158
		1,950
Colombia 0.9%
Banco de Bogota SA
6.25%, 05/12/26 (b)	1,270	1,304
Colombia Telecomunicaciones SA ESP
8.50%, (callable at 100 beginning 03/30/20) (c)	1,043	1,087
Transportadora de Gas Internacional SA ESP
5.70%, 03/20/22 (a)	270	269
		2,660
Dominican Republic 0.5%
Aeropuertos Dominicanos Siglo XXI SA
6.75%, 03/30/29 (b)	1,290	1,346

See accompanying Notes to Financial Statements.

88

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
France 0.1%
CMA CGM SA
5.25%, 01/15/25, EUR (b)	180	170
Guatemala 1.4%
Agromercantil Senior Trust
6.25%, 04/10/19	100	101
6.25%, 04/10/19 (b)	660	667
Central American Bottling Corp.
5.75%, 01/31/27 (b)	680	675
Comcel Trust
6.88%, 02/06/24 (b)	740	760
Comcel Trust via Comunicaciones Celulares SA
6.88%, 02/06/24	600	616
Energuate Trust
5.88%, 05/03/27 (b)	1,210	1,158
		3,977
Hong Kong 0.1%
New Cotai LLC
10.63%, 05/01/19 (a) (f)	466	447
India 1.8%
ABJA Investment Co. Pte Ltd.
5.95%, 07/31/24	240	232
5.45%, 01/24/28	400	340
Glenmark Pharmaceuticals Ltd.
2.00%, 06/28/22 (g)	500	509
GMR Hyderabad International Airport Ltd.
4.25%, 10/27/27 (a)	600	510
4.25%, 10/27/27 (b)	200	169
Greenko Dutch BV
5.25%, 07/24/24 (b)	330	300
Greenko Investment Co.
4.88%, 08/16/23	600	548
4.88%, 08/16/23 (b)	200	181
Hindustan Petroleum Corp. Ltd.
4.00%, 07/12/27	200	184
HPCL-Mittal Energy Ltd.
5.25%, 04/28/27	280	256
Neerg Energy Ltd.
6.00%, 02/13/22	400	373
6.00%, 02/13/22 (b)	400	366
NTPC Ltd.
2.75%, 02/01/27, EUR	100	117
Reliance Industries Ltd.
3.67%, 11/30/27	250	231
3.67%, 11/30/27 (b)	910	837
Rolta Americas LLC
0.00%, 07/24/19 (d) (e) (h) (i)	420	67
UPL Corp. Ltd.
4.50%, 03/08/28	210	201
		5,421
Indonesia 0.5%
Innovate Capital Pte Ltd.
0.00%, 12/11/24 (f) (g)	620	411
Medco Platinum Road Pte Ltd.
6.75%, 01/30/25	200	177
Minejesa Capital BV
4.63%, 08/10/30	360	328
Star Energy Geothermal Wayang Windu Ltd.
6.75%, 04/24/33 (b)	560	496
		1,412
Israel 0.5%
Delek & Avner Tamar Bond Ltd.
3.84%, 12/30/18 (b)	1,480	1,478
Italy 0.4%
Wind Tre SpA
2.63%, 01/20/23, EUR	200	196
2.63%, 01/20/23, EUR (b)	500	490
5.00%, 01/20/26 (b)	680	534
		1,220
Jamaica 0.5%
Digicel Group Ltd.
8.25%, 09/30/20	370	277
	Shares/Par[1]	Value ($)
8.25%, 09/30/20 (b)	300	224
Digicel Ltd.
6.00%, 04/15/21 (a)	380	345
6.75%, 03/01/23 (a) (b)	910	759
		1,605
Japan 0.2%
SoftBank Group Corp.
6.00%, (callable at 100 begininng 07/19/23) (c)	800	697
Luxembourg 0.9%
Altice Financing SA
6.63%, 02/15/23	600	590
7.50%, 05/15/26 (a) (b)	620	600
7.50%, 05/15/26	600	578
Telefonica Celular del Paraguay SA
6.75%, 12/13/22 (a)	760	777
		2,545
Malaysia 0.3%
Gohl Capital Ltd.
4.25%, 01/24/27	1,090	1,031
Mexico 2.0%
America Movil SAB de CV
6.00%, 06/09/19, MXN	8,890	434
Banco Mercantil del Norte SA
7.63%, (callable at 100 beginning 01/10/28) (b) (c)	410	408
BBVA Bancomer SA
5.13%, 01/18/33 (b)	500	442
Becle SAB de CV
3.75%, 05/13/25	190	183
Cemex Finance LLC
4.63%, 06/15/24, EUR	220	269
Fresnillo Plc
5.50%, 11/13/23	202	208
Gruma SAB de CV
4.88%, 12/01/24 (b)	910	925
Grupo Bimbo SAB de CV
5.95%, (callable at 100 begininng 04/17/23) (b) (c)	430	426
Grupo Cementos de Chihuahua SAB de CV
5.25%, 06/23/24 (a) (b)	720	704
JB y Compania SA de CV
3.75%, 05/13/25 (b)	410	397
Petroleos Mexicanos
3.75%, 02/21/24, EUR	400	473
Unifin Financiera SAB de CV SOFOM ENR
7.38%, 02/12/26	220	203
7.38%, 02/12/26 (b)	720	663
		5,735
Mongolia 0.4%
Energy Resources LLC
0.00%, (callable at 100 beginning 10/01/18) (c) (f)	546	321
8.00%, 09/30/22 (a) (j)	822	800
		1,121
Netherlands 0.3%
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/21	990	918
Nigeria 0.3%
Zenith Bank Plc
7.38%, 05/30/22	850	851
Norway 0.1%
DNO ASA
8.75%, 05/31/23 (b)	400	401
Paraguay 0.4%
Banco Regional SAECA
8.13%, 01/24/19 (b)	1,210	1,233
Peru 2.8%
Abengoa Transmision Sur SA
6.88%, 04/30/43 (b)	1,933	2,073
Banco de Credito del Peru
4.85%, 10/30/20, PEN (b)	5,525	1,692
Banco Internacional del Peru S.A.A. Interbank
3.38%, 01/18/23 (a) (b)	570	541

See accompanying Notes to Financial Statements.

89

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Corp. Lindley SA
6.75%, 11/23/21 (a)	1,756	1,874
Hunt Oil Co.
6.38%, 06/01/28 (b)	590	597
Inretail Pharma SA
5.38%, 05/02/23 (b)	710	720
Peru Enhanced Pass-Through Finance Ltd.
0.00%, 06/02/25 (k)	1,007	871
		8,368
Qatar 0.4%
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.30%, 09/30/20	331	338
5.84%, 09/30/27 (h) (i)	510	541
6.33%, 09/30/27	330	358
		1,237
Romania 0.1%
Cable Communications Systems NV
5.00%, 10/15/23, EUR (b)	260	317
Russian Federation 1.0%
Credit Bank of Moscow Via CBOM Finance Plc
7.50%, 10/05/27 (j)	1,460	1,128
Lukoil International Finance BV
4.56%, 04/24/23	510	514
Phosagro OAO via Phosagro Bond Funding Ltd.
3.95%, 11/03/21 (b)	810	789
Sberbank of Russia Via SB Capital SA
5.50%, 02/26/24 (j)	470	471
		2,902
Singapore 0.1%
Medco Platinum Road Pte Ltd.
6.75%, 01/30/25 (b)	200	177
South Africa 1.2%
Eskom Holdings SOC Ltd.
6.75%, 08/06/23	240	229
Growthpoint Properties International Pty Ltd.
5.87%, 05/02/23 (b)	1,470	1,490
MTN Mauritius Investment Ltd.
5.37%, 02/13/22	220	217
MTN Mauritius Investments Ltd.
6.50%, 10/13/26 (b)	370	371
Transnet SOC Ltd.
10.00%, 03/30/29, ZAR	16,500	1,100
		3,407
Switzerland 0.4%
Syngenta Finance NV
1.25%, 09/10/27, EUR	200	202
5.18%, 04/24/28 (a) (b)	840	812
5.68%, 04/24/48 (b)	250	230
		1,244
Turkey 1.1%
Anadolu Efes Biracilik Ve Malt Sanayii A/S
3.38%, 11/01/22	1,050	961
Coca-Cola Icecek A/S
4.22%, 09/19/24 (a)	1,030	958
4.22%, 09/19/24 (b)	400	374
Global Liman Isletmeleri
8.13%, 11/14/21	200	199
8.13%, 11/14/21 (b)	760	737
		3,229
Ukraine 0.4%
Metinvest BV
7.75%, 04/23/23 (b)	1,125	1,052
MHP SA
7.75%, 05/10/24 (b)	200	200
		1,252
United Arab Emirates 0.5%
Abu Dhabi Crude Oil Pipeline LLC
4.60%, 11/02/47 (b)	800	733
Ruwais Power Co. PJSC
6.00%, 08/31/36 (b)	640	688
		1,421
	Shares/Par[1]	Value ($)
United Kingdom 0.1%
Tullow Oil Plc
6.25%, 04/15/22 (b)	350	341
United States of America 2.1%
JPMorgan Chase Bank NA
8.75%, 05/17/31, IDR (b)	61,400,000	4,461
7.50%, 08/19/32, IDR (b)	16,271,000	1,056
Kosmos Energy Ltd.
7.88%, 08/01/21	470	477
7.88%, 08/01/21 (b)	200	203
		6,197
Zambia 0.1%
First Quantum Minerals Ltd.
7.50%, 04/01/25	210	207
Total Corporate Bonds And Notes (cost $80,215)		76,167
GOVERNMENT AND AGENCY OBLIGATIONS 55.5%
Argentina 3.3%
Argentina Bonar Bond
36.30%, (Argentina Deposit Rates Badlar + 2.50%), 03/11/19, ARS (j)	17,970	601
37.05%, (Argentina Deposit Rates Badlar + 3.25%), 03/01/20, ARS (j)	2,475	82
33.81%, (Argentina Deposit Rates Badlar + 2.00%), 04/03/22, ARS (j)	3,705	116
Argentina Boncer Inflation Indexed Note
2.50%, 07/22/21, ARS (l)	375	17
Argentina Government International Bond
2.26%, 12/31/38, EUR (m)	420	289
Argentina Inflation Indexed Bond
19.21%, 03/06/20, ARS (l)	2,500	88
Argentina POM Politica Monetaria
40.00%, (Argentina Central Bank 7 Day Repurchase Rate), 06/21/20, ARS (j)	67,190	2,379
Argentina Republic Government International Bond
3.75%, 02/08/19, ARS	11,210	419
28.80%, 06/21/19	375	386
3.38%, 01/15/23, EUR	710	752
5.00%, 01/15/27, EUR	750	744
5.88%, 01/11/28	880	717
5.25%, 01/15/28, EUR	760	756
2.50%, 12/31/38 (m)	450	258
6.25%, 11/09/47, EUR	100	91
6.88%, 01/11/48	960	733
7.13%, 06/28/17 (a)	100	77
City of Buenos Aires, Argentina
37.05%, (Argentina Deposit Rates Badlar + 3.25%), 03/29/24, ARS (j)	19,130	590
Province of Santa Fe
7.00%, 03/23/23	180	167
Provincia de Buenos Aires
37.63%, (Argentina Deposit Rates Badlar + 3.83%), 05/31/22, ARS (j)	7,680	219
Republic of Argentina
7.82%, 12/31/33, EUR	96	112
		9,593
Brazil 3.4%
Brazil Government International Bond
10.00%, 01/01/29, BRL	2,473	576
Brazil Inflation Indexed Notas do Tesouro Nacional
6.00%, 08/15/40, BRL (l)	1,039	836
Brazil Notas do Tesouro Nacional
10.00%, 01/01/23 - 01/01/27, BRL	34,984	8,659
		10,071
Burundi 0.1%
Eastern and Southern African Trade and Development Bank
5.38%, 03/14/22	200	199
Chile 2.8%
Banco Central de Chile en UF Inflation Indexed Note
3.00%, 03/01/22, CLP (n)	461,699	764
Bonos de la Tesoreria de la Republica en Pesos
4.50%, 02/28/21 - 03/01/26, CLP	940,000	1,437
5.00%, 03/01/35, CLP	1,320,000	2,005

See accompanying Notes to Financial Statements.

90

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Bonos Tesoreria Pesos
4.50%, 03/01/21, CLP	1,860,000	2,907
Chile Government International Bond
5.50%, 08/05/20, CLP	751,000	1,192
		8,305
Colombia 5.4%
Colombia Government International Bond
7.75%, 04/14/21, COP	1,138,000	409
4.38%, 03/21/23, COP	1,858,000	602
Colombia TES
11.25%, 10/24/18, COP	242,300	85
7.00%, 05/04/22 - 06/30/32, COP	16,754,500	5,830
10.00%, 07/24/24, COP	8,768,400	3,556
7.50%, 08/26/26, COP	2,898,600	1,046
6.00%, 04/28/28, COP	5,229,800	1,710
Titulos de Tesoreria Inflation Indexed Bond
3.50%, 03/10/21 - 05/07/25, COP (n)	6,941,547	2,437
3.30%, 03/17/27, COP (n)	510,408	176
		15,851
Czech Republic 1.8%
Czech Republic Government Bond
2.40%, 09/17/25, CZK	19,930	924
0.25%, 02/10/27, CZK	47,570	1,835
2.50%, 08/25/28, CZK	37,200	1,715
4.20%, 12/04/36, CZK	12,140	663
		5,137
Dominican Republic 1.2%
Dominican Republic Bond
10.50%, 04/07/23, DOP	2,700	58
11.38%, 07/06/29, DOP	3,000	66
Dominican Republic Central Bank Note
11.00%, 09/15/23, DOP (b)	2,190	46
Dominican Republic Government Bond
12.00%, 03/05/32, DOP	58,600	1,300
Dominican Republic International Bond
8.90%, 02/15/23, DOP (b)	25,850	539
11.50%, 05/10/24, DOP	22,700	506
18.50%, 02/04/28, DOP (b)	4,900	142
6.85%, 01/27/45 (b)	950	935
		3,592
Ecuador 0.1%
Ecuador Government International Bond
9.63%, 06/02/27	310	288
Hungary 2.6%
Hungary Government Bond
2.50%, 10/27/21, HUF	231,630	833
3.00%, 06/26/24, HUF	1,122,300	4,019
5.50%, 06/24/25, HUF	610,020	2,497
2.75%, 12/22/26, HUF	55,360	186
3.00%, 10/27/27, HUF	31,860	107
		7,642
Indonesia 3.0%
Indonesia Government Bond
8.25%, 07/15/21, IDR	32,700,000	2,317
7.00%, 05/15/27, IDR	7,241,000	471
Indonesia Government International Bond
5.88%, 01/15/24	720	772
2.15%, 07/18/24, EUR (b)	940	1,104
6.75%, 01/15/44	270	322
Indonesia Treasury Bond
7.88%, 04/15/19, IDR	19,500,000	1,366
6.13%, 05/15/28, IDR	3,000	—
9.00%, 03/15/29, IDR	20,200,000	1,493
Perusahaan Penerbit SBSN Indonesia III
4.40%, 03/01/28 (b)	920	898
		8,743
Malaysia 4.6%
Malaysia Government Bond
3.58%, 09/28/18, MYR	2,050	508
3.76%, 03/15/19, MYR	2,020	501
5.73%, 07/30/19, MYR	9,920	2,514
4.38%, 11/29/19, MYR	13,820	3,462
	Shares/Par[1]	Value ($)
3.89%, 07/31/20, MYR	1,050	262
4.05%, 09/30/21, MYR	1,630	407
4.23%, 06/30/31, MYR	2,690	637
4.74%, 03/15/46, MYR	1,810	433
Malaysia Government Investment Issue
4.30%, 10/31/18, MYR	1,300	323
3.40%, 11/30/18, MYR	4,950	1,226
3.56%, 04/30/19, MYR	6,340	1,570
3.74%, 08/26/21, MYR	2,840	701
3.99%, 10/15/25, MYR	180	44
4.07%, 09/30/26, MYR	510	124
4.25%, 09/30/30, MYR	1,890	447
4.72%, 06/15/33, MYR	640	158
4.79%, 10/31/35, MYR	1,200	290
		13,607
Mexico 2.4%
Mexico Bonos
6.50%, 06/09/22, MXN	97,330	4,698
8.00%, 12/07/23, MXN	12,821	654
10.00%, 12/05/24, MXN	7,718	436
7.75%, 05/29/31, MXN	21,202	1,077
		6,865
Nigeria 0.1%
Africa Finance Corp.
3.88%, 04/13/24 (b)	300	284
Peru 3.2%
Peru Government International Bond
5.70%, 08/12/24, PEN	257	82
5.70%, 08/12/24, PEN (b)	7,143	2,276
8.20%, 08/12/26, PEN	553	201
6.35%, 08/12/28, PEN (b)	5,585	1,811
6.95%, 08/12/31, PEN	2,178	728
6.15%, 08/12/32, PEN (b)	6,320	1,974
6.90%, 08/12/37, PEN	2,462	811
6.85%, 02/12/42, PEN	4,205	1,351
6.71%, 02/12/55, PEN	718	225
		9,459
Puerto Rico 0.5%
Commonwealth of Puerto Rico
0.00%, 07/01/27 - 07/01/41 (d) (e) (h) (i)	1,080	450
Puerto Rico Sales Tax Financing Corp.
0.00%, 08/01/21 - 08/01/57 (d) (e) (h) (i)	1,545	973
		1,423
Russian Federation 4.5%
Russia Federal Bond
7.00%, 08/16/23, RUB	5,035	79
6.50%, 02/28/24, RUB	259,570	3,956
7.10%, 10/16/24, RUB	108,180	1,696
7.75%, 09/16/26, RUB	124,110	2,003
8.50%, 09/17/31, RUB	305,930	5,209
7.70%, 03/23/33, RUB	4,010	64
Russia Government Bond
7.05%, 01/19/28, RUB	13,560	209
		13,216
South Africa 5.9%
Republic of South Africa
10.50%, 12/21/26, ZAR	7,260	579
South Africa Government Bond
8.00%, 01/31/30, ZAR	480	32
8.25%, 03/31/32, ZAR	16,947	1,124
8.88%, 02/28/35, ZAR	77,880	5,355
8.50%, 01/31/37, ZAR	103,945	6,848
9.00%, 01/31/40, ZAR	48,865	3,345
6.50%, 02/28/41, ZAR	20	1
8.75%, 01/31/44, ZAR	1,353	90
		17,374
Suriname 0.1%
Republic of Suriname
9.25%, 10/26/26 (b)	200	189
Thailand 4.6%
Thailand Government Bond
1.88%, 06/17/22, THB	44,260	1,331

See accompanying Notes to Financial Statements.

91

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
3.85%, 12/12/25, THB	26,500	875
2.13%, 12/17/26, THB	24,380	711
3.58%, 12/17/27, THB	27,180	877
3.65%, 12/17/21 - 06/20/31, THB	237,580	7,609
3.78%, 06/25/32, THB	20,200	656
Thailand Government Inflation Indexed Bond
1.25%, 03/12/28, THB (n)	50,399	1,441
		13,500
Turkey 5.0%
Turkey Government Bond
10.40%, 03/27/19, TRY	8,770	1,809
9.40%, 07/08/20, TRY	1,750	325
9.20%, 09/22/21, TRY	1,360	236
11.00%, 03/02/22, TRY	6,220	1,124
10.70%, 02/17/21 - 08/17/22, TRY	19,350	3,518
12.20%, 01/18/23, TRY	23,810	4,417
10.50%, 08/11/27, TRY	3,010	480
12.40%, 03/08/28, TRY	7,230	1,285
Turkey Government International Bond
4.88%, 10/09/26	500	440
6.13%, 10/24/28	940	881
		14,515
Uruguay 0.2%
Uruguay Government International Bond
8.50%, 03/15/28, UYU (b)	9,550	263
Uruguay Government International Inflation Indexed Bond
4.38%, 12/15/28, UYU (n)	9,945	344
		607
Venezuela 0.7%
Petroleos de Venezuela SA
0.00%, 10/28/22 (d) (e) (h) (i)	10,570	2,127
Total Government And Agency Obligations (cost $183,307)		162,587
CREDIT LINKED STRUCTURED NOTES 6.5%
Colombia 0.2%
Citigroup Funding Inc.
(Republic of Colombia, 10.00%, 07/24/24, Moody's rating N/A), COP (h) (i)	1,642,000	662
Egypt 1.5%
Citigroup Global Markets Holdings Inc.
(Egypt Treasury Bill, 0.00%, 10/30/18, Moody's rating N/A), EGP (b) (k)	12,000	631
(Egypt Treasury Bill, 0.00%, 10/09/18, Moody's Rating N/A), EGP (b) (k)	13,950	738
(Egypt Treasury Bill, 0.00%, 07/10/18, Moody's Rating N/A), EGP (b) (k)	24,000	1,331
Citigroup Global Markets Holdings Inc.
(Egypt Treasury Bill, 0.00%, 11/27/18, Moody's Rating N/A), EGP (b) (k)	9,500	492
JPMorgan Chase & Co.
(Egypt Treasury Bill, 0.00%, 07/24/18, Moody's rating N/A), EGP (b) (k)	5,300	293
(Egypt Treasury Bill, 0.00%, 02/05/19, Moody's rating N/A), EGP (b) (k)	18,800	941
		4,426
Indonesia 4.8%
Deutsche Bank AG
(Indonesia Government, 8.25%, 05/15/36, Moody's Rating N/A), IDR (b)	4,000,000	282
(Indonesia Government, 7.05%, 08/15/32, Moody's rating N/A), IDR (b)	51,100,000	3,315
JPMorgan Chase & Co.
(Indonesia Government, 9.00%, 03/15/29, Moody's rating Baa3), IDR (b)	55,759,000	4,104
(Indonesia Government, 8.38%, 09/15/26, Moody's rating N/A), IDR (b)	13,137,000	928
Standard Chartered Plc
(Indonesia Government, 9.00%, 03/15/29, Moody's Rating Baa3), IDR (b)	10,711,000	793
(Indonesia Government, 8.75%, 05/15/31, Moody's rating N/A), IDR (b)	62,542,000	4,514
		13,936
Total Credit Linked Structured Notes (cost $21,337)		19,024
	Shares/Par[1]	Value ($)
COMMON STOCKS 0.0%
Mongolia 0.0%
Mongolian Mining Corp. (d)	1,247	20
United States of America 0.0%
New Cotai LLC (d) (h) (i) (o)	—	—
Total Common Stocks (cost $41)		20
SHORT TERM INVESTMENTS 8.4%
Investment Companies 3.9%
JNL Government Money Market Fund - Institutional Class, 1.79% (p) (q)	11,512	11,512
Securities Lending Collateral 2.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95% (q)	7,798	7,798
Treasury Securities 1.8%
Letras Banco Central Argentina Treasury Bill
24.26%, 07/18/18, ARS (r)	23,150	785
28.78%, 08/15/18, ARS (r)	44,150	1,447
Letras del Banco Central de la Republica Argentina
35.08%, 09/19/18, ARS (r)	23,450	742
Nigeria Treasury Bill
12.39%, 12/13/18, NGN (r)	118,950	310
12.17%, 12/20/18, NGN (r)	587,710	1,530
12.25%, 12/27/18, NGN (r)	120,500	314
11.93%, 01/03/19, NGN (r)	87,610	228
		5,356
Total Short Term Investments (cost $25,707)		24,666
Total Investments 96.5% (cost $310,934)		282,786
Other Derivative Instruments (0.9)%		(2,569)
Other Assets and Liabilities, Net 4.4%		12,947
Total Net Assets 100.0%		293,164

(a)  All or portion of the security was on loan.

(b)  The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2018, the value and the percentage of net assets of these liquid securities was $70,945 and 24.2%, respectively.

(c)  Perpetual security. Next contractual call date presented, if applicable.

(d)   Non-income producing security.

(e)  Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date. The aggregate value of these securities represented 1.3% of the Fund’s net assets.

(f)  Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(g)   Convertible security.

(h)  The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(i)   Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(j)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(k)  Security issued with a zero coupon. Income is recognized through the accretion of discount.

(l)   Treasury inflation indexed note, par amount is not adjusted for inflation.

(m)   Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2018.

(n)  Treasury inflation indexed note, par amount is adjusted for inflation.

See accompanying Notes to Financial Statements.

92

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Shares/Par[1]	Value ($)

(o)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(p)   Investment in affiliate.

(q)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

(r)   The coupon rate represents the yield to maturity.

JNL/Invesco Global Real Estate Fund
COMMON STOCKS 99.0%
Australia 4.4%
Dexus	1,241	8,927
Goodman Group	2,537	18,084
GPT Group	1,740	6,514
Mirvac Group	7,115	11,439
Scentre Group	8,759	28,474
		73,438
Brazil 0.4%
BR Malls Participacoes SA	1,103	2,775
BR Properties SA	572	1,351
Cyrela Brazil Realty SA	298	844
MRV Engenharia e Participacoes SA	402	1,241
Multiplan Empreendimentos Imobiliarios SA	88	1,285
		7,496
Canada 2.0%
Allied Properties REIT	240	7,634
Canadian Apartment Properties REIT	194	6,291
Chartwell Retirement Residences	400	4,660
H&R REIT	260	3,973
Killam Apartment Real Estate Investment Trust	365	4,157
RioCan REIT	350	6,436
		33,151
Chile 0.1%
Parque Arauco SA	602	1,694
China 2.1%
Agile Property Holdings Ltd.	1,452	2,490
China Overseas Grand Oceans Group Ltd.	2,162	797
China SCE Property Holdings Ltd.	1,288	613
CIFI Holdings Group Co. Ltd.	4,592	2,923
Country Garden Holdings Co. Ltd.	7,764	13,684
Dragon Delight Holdings Co. Ltd.	1,412	1,920
Guangzhou Times Holdings Group Co. Ltd.	560	832
KWG Property Holding Ltd.	1,846	2,324
Shenzhen Investment Ltd.	3,308	1,208
Soho China Ltd.	2,117	1,009
Sunac China Holdings Ltd. (a)	1,859	6,528
Yuzhou Properties Co. Ltd.	1,413	832
		35,160
France 1.2%
Icade SA	136	12,790
Klepierre	182	6,860
		19,650
Germany 4.5%
Aroundtown SA	1,660	13,669
Deutsche Wohnen SE	475	22,932
LEG Immobilien AG	98	10,644
Vonovia SE	607	28,823
		76,068
Hong Kong 10.4%
China Evergrande Group (a) (b)	2,760	7,049
China Jinmao Holdings Group Ltd.	8,034	4,044
China Overseas Land & Investment Ltd.	4,486	14,798
China Resources Land Ltd.	2,964	10,004
China Vanke Co. Ltd. - Class H	1,501	5,253
CK Asset Holdings Ltd.	3,128	24,851
Hang Lung Properties Ltd.	3,700	7,630
Hongkong Land Holdings Ltd.	944	6,753
K. Wah International Holdings Ltd.	2,039	1,177
	Shares/Par[1]	Value ($)
Kerry Properties Ltd.	344	1,648
Link REIT	2,776	25,327
Longfor Properties Co. Ltd.	1,710	4,631
New World Development Ltd.	8,861	12,457
Shimao Property Holdings Ltd.	1,736	4,564
Sun Hung Kai Properties Ltd.	1,459	22,044
Swire Properties Ltd.	1,955	7,226
Wharf Holdings Ltd.	1,678	5,391
Wharf Real Estate Investment Co. Ltd.	1,186	8,433
Yuexiu Property Co. Ltd.	1,230	235
Yuexiu REIT Trust	1,529	1,027
		174,542
India 0.1%
Oberoi Realty Ltd.	269	1,888
Indonesia 0.3%
Bumi Serpong Damai PT	11,011	1,211
Pakuwon Jati Tbk PT	39,424	1,458
PT Ciputra Development Tbk	30,826	2,196
Summarecon Agung Tbk PT	12,851	813
		5,678
Ireland 0.3%
Green REIT Plc	3,123	5,381
Japan 10.5%
Activia Properties Inc.	1	3,371
Advance Residence Investment Corp.	2	4,793
AEON REIT Investment Corp. (a)	3	3,703
Daiwa House REIT Investment Co.	3	6,375
Daiwa Office Investment Corp.	1	6,336
Fukuoka REIT Corp. (a)	2	3,231
GLP J-REIT	7	7,358
Hulic Co. Ltd.	699	7,456
Japan Hotel REIT Investment Corp.	11	8,417
Japan Prime Realty Investment Corp.	1	2,491
Japan Real Estate Investment Corp.	2	8,390
Japan Retail Fund Investment Corp.	3	4,928
Kenedix Realty Investment Corp.	1	3,302
Mitsubishi Estate Co. Ltd.	1,507	26,329
Mitsui Fudosan Co. Ltd.	1,207	29,139
Mitsui Fudosan Logistics Park Inc.	1	3,011
Nippon Building Fund Inc.	1	8,490
Nippon Prologis REIT Inc.	2	3,251
Nomura Real Estate Master Fund Inc.	3	4,508
Orix J-REIT Inc.	2	3,248
Sumitomo Realty & Development Co. Ltd.	493	18,191
Tokyo Tatemono Co. Ltd.	381	5,227
United Urban Investment Corp.	3	5,143
		176,688
Luxembourg 1.0%
Grand City Properties SA	640	16,618
Malaysia 0.3%
IOI Properties Group Sdn Bhd	4,988	1,975
KLCC Property Holdings Bhd	610	1,209
Sime Darby Property Bhd	3,899	1,158
		4,342
Malta 0.0%
BGP Holdings Plc (c) (d)	5,552	4
Mexico 0.5%
CIBanco SA Institucion de Banca Multiple (b)	532	725
CIBanco SA Institucion de Banca Multiple (b)	2,247	2,226
Fibra Uno Administracion SA de CV	3,352	4,865
		7,816
Netherlands 1.9%
Unibail-Rodamco SE (a)	144	31,643
Philippines 0.7%
Ayala Land Inc.	7,049	5,014
Robinsons Land Corp.	2,036	712
SM Prime Holdings Inc.	9,918	6,689
		12,415
Singapore 2.3%
Ascendas India Trust (e)	1,510	1,120
Ascendas REIT	5,122	9,931

See accompanying Notes to Financial Statements.

93

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Capitaland Commercial Trust	5,151	6,279
CapitaLand Retail China Trust Management Ltd. (e)	871	972
City Developments Ltd.	997	8,008
Mapletree Commercial Trust	3,606	4,156
Mapletree North Asia Commercial Trust	1,610	1,350
UOL Group Ltd.	895	5,007
Yanlord Land Group Ltd.	1,316	1,539
		38,362
South Africa 0.9%
Growthpoint Properties Ltd.	3,612	7,012
Hyprop Investments Ltd.	553	4,114
SA Corporate Real Estate Ltd.	11,106	3,527
		14,653
Spain 1.0%
Hispania Activos Inmobiliarios SAU	183	3,897
Inmobiliaria Colonial SA	187	2,065
Merlin Properties Socimi SA	733	10,658
		16,620
Sweden 1.5%
Fabege AB	687	8,178
Hufvudstaden AB - Class A	606	8,668
Wihlborgs Fastigheter AB	693	7,992
		24,838
Switzerland 0.8%
Swiss Prime Site AG	148	13,617
Thailand 0.6%
AP (Thailand) PCL - NVDR	4,951	1,219
Central Pattana PCL - NVDR	3,050	6,421
Supalai PCL - NVDR (b)	1,777	1,261
WHA Corp. PCL - NVDR	10,442	1,154
		10,055
Turkey 0.1%
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	2,280	1,009
United Arab Emirates 0.1%
Emaar Malls Group PJSC	3,761	2,187
United Kingdom 4.3%
Big Yellow Group Plc	422	5,300
Derwent London Plc	192	7,857
Grainger Plc	1,122	4,552
Great Portland Estates Plc	692	6,515
Land Securities Group Plc	1,021	12,854
Segro Plc	1,545	13,624
Tritax Big Box REIT Plc	4,665	9,603
Unite Group Plc	535	6,070
Workspace Group Plc	343	4,910
		71,285
United States of America 46.7%
Acadia Realty Trust	100	2,745
Alexandria Real Estate Equities Inc.	85	10,680
American Campus Communities Inc.	332	14,236
American Homes For Rent - Class A	371	8,235
American Tower Corp.	34	4,975
AvalonBay Communities Inc.	266	45,687
Boston Properties Inc.	253	31,698
Corporate Office Properties Trust	240	6,972
Cousins Properties Inc.	847	8,208
Crown Castle International Corp.	108	11,599
CyrusOne Inc.	49	2,863
Digital Realty Trust Inc.	130	14,474
EastGroup Properties Inc.	30	2,842
Education Realty Trust Inc.	188	7,791
Empire State Realty Trust Inc. - Class A	421	7,205
Equinix Inc.	14	5,893
Equity Lifestyle Properties Inc.	36	3,287
Equity Residential Properties Inc.	355	22,611
Essex Property Trust Inc.	68	16,150
Extra Space Storage Inc.	227	22,647
Federal Realty Investment Trust	160	20,219
GGP Inc.	843	17,224
HCP Inc.	273	7,037
Healthcare Realty Trust Inc.	676	19,658
Hilton Worldwide Holdings Inc.	110	8,702
	Shares/Par[1]	Value ($)
Host Hotels & Resorts Inc.	375	7,902
Hudson Pacific Properties Inc.	581	20,590
InterXion Holding NV (b)	46	2,841
Invitation Homes Inc.	586	13,516
Kilroy Realty Corp.	190	14,347
Liberty Property Trust	298	13,213
Macerich Co.	231	13,127
Mid-America Apartment Communities Inc.	192	19,353
National Health Investors Inc.	128	9,435
National Retail Properties Inc.	215	9,455
Park Hotels & Resorts Inc.	551	16,876
Pebblebrook Hotel Trust	231	8,964
PotlatchDeltic Corp.	85	4,310
ProLogis Inc.	783	51,442
Public Storage	210	47,627
QTS Realty Trust Inc. - Class A	182	7,199
Realty Income Corp.	224	12,047
Regency Centers Corp.	174	10,824
Retail Opportunity Investments Corp.	1,101	21,102
Simon Property Group Inc.	345	58,636
SL Green Realty Corp.	147	14,749
Sun Communities Inc.	78	7,653
Sunstone Hotel Investors Inc.	683	11,357
Terreno Realty Corp	33	1,260
Ventas Inc.	385	21,940
Vornado Realty Trust	14	1,061
Washington REIT	504	15,285
Welltower Inc.	313	19,640
Weyerhaeuser Co.	84	3,047
		782,436
Total Common Stocks (cost $1,630,750)		1,658,734
SHORT TERM INVESTMENTS 0.9%
Investment Companies 0.4%
JNL Government Money Market Fund - Institutional Class, 1.79% (f) (g)	6,284	6,284
Securities Lending Collateral 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95% (g)	8,995	8,995
Total Short Term Investments (cost $15,279)		15,279
Total Investments 99.9% (cost $1,646,029)		1,674,013
Other Derivative Instruments 0.0%		1
Other Assets and Liabilities, Net 0.1%		2,105
Total Net Assets 100.0%		1,676,119

(a)  All or portion of the security was on loan.

(b)  Non-income producing security.

(c)   Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d)   The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(e)   Perpetual security. Next contractual call date presented, if applicable.

(f)  Investment in affiliate.

(g)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

JNL/Invesco Small Cap Growth Fund
COMMON STOCKS 96.9%
Consumer Discretionary 12.2%
Brunswick Corp.	243	15,666
Carter's Inc.	126	13,676
Cooper-Standard Holding Inc. (a)	125	16,269
Dunkin' Brands Group Inc. (b)	251	17,352
Five Below Inc. (a)	207	20,244
G-III Apparel Group Ltd. (a)	328	14,552
IMAX Corp. (a)	336	7,439
Jack in the Box Inc.	120	10,200
Penn National Gaming Inc. (a)	745	25,015
Pool Corp.	130	19,765
Six Flags Entertainment Corp. (b)	236	16,519

See accompanying Notes to Financial Statements.

94

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Steven Madden Ltd.	311	16,509
Texas Roadhouse Inc.	305	19,954
Urban Outfitters Inc. (a)	327	14,587
Visteon Corp. (a)	121	15,632
Wendy's Co.	874	15,023
		258,402
Consumer Staples 1.4%
Boston Beer Co. Inc. - Class A (a)	53	15,784
Lancaster Colony Corp.	104	14,442
		30,226
Energy 3.9%
Centennial Resource Development Inc. - Class A (a) (b)	811	14,641
Energen Corp. (a)	285	20,744
Laredo Petroleum Holdings Inc. (a) (b)	856	8,238
Oil States International Inc. (a)	420	13,466
Parsley Energy Inc. - Class A (a)	490	14,824
Patterson-UTI Energy Inc.	596	10,726
		82,639
Financials 9.5%
American Equity Investment Life Holding Co.	518	18,650
American Financial Group Inc.	151	16,228
BankUnited Inc.	326	13,328
Cathay General Bancorp	403	16,332
Cullen/Frost Bankers Inc.	171	18,473
Evercore Inc. - Class A	226	23,854
Hanover Insurance Group Inc.	140	16,758
LPL Financial Holdings Inc.	251	16,457
MarketAxess Holdings Inc.	84	16,704
MB Financial Inc.	335	15,621
RLI Corp.	168	11,152
Sterling Bancorp	539	12,659
WisdomTree Investments Inc.	688	6,249
		202,465
Health Care 24.2%
Adamas Pharmaceuticals Inc. (a) (b)	609	15,722
Aerie Pharmaceuticals Inc. (a) (b)	281	19,000
Agios Pharmaceuticals Inc. (a) (b)	257	21,621
Align Technology Inc. (a)	55	18,692
Amicus Therapeutics Inc. (a) (b)	1,105	17,265
Bio-Techne Corp.	133	19,734
BioTelemetry Inc. (a)	215	9,675
Cantel Medical Corp.	165	16,237
Catalent Inc. (a)	421	17,623
Chemed Corp.	67	21,481
DexCom Inc. (a)	170	16,162
Encompass Health Corp.	287	19,446
Exelixis Inc. (a)	603	12,983
GW Pharmaceuticals Plc - ADS (a) (b)	125	17,435
Halozyme Therapeutics Inc. (a) (b)	1,186	20,015
Halyard Health Inc. (a)	338	19,359
HealthEquity Inc. (a)	391	29,348
Hill-Rom Holdings Inc.	184	16,100
ICU Medical Inc. (a)	72	21,054
Integra LifeSciences Holdings Corp. (a)	280	18,024
Intersect ENT Inc. (a)	474	17,760
Medidata Solutions Inc. (a)	180	14,464
Nektar Therapeutics (a)	108	5,259
Neurocrine Biosciences Inc. (a)	276	27,091
Nevro Corp. (a) (b)	144	11,473
PerkinElmer Inc.	249	18,257
Repligen Corp. (a)	401	18,869
Sage Therapeutics Inc. (a)	11	1,734
Sarepta Therapeutics Inc. (a) (b)	129	17,047
Select Medical Holdings Corp. (a)	855	15,511
		514,441
Industrials 15.0%
AO Smith Corp.	243	14,380
Brink's Co.	247	19,726
BWX Technologies Inc.	228	14,211
CoStar Group Inc. (a)	77	31,580
Deluxe Corp.	208	13,739
ITT Inc.	331	17,322
	Shares/Par[1]	Value ($)
John Bean Technologies Corp.	160	14,210
Kennametal Inc.	326	11,691
Knight-Swift Transportation Holdings Inc. - Class A	390	14,894
Landstar System Inc.	141	15,446
Lincoln Electric Holdings Inc.	152	13,380
Masonite International Corp. (a)	189	13,603
MSA Safety Inc.	77	7,373
Old Dominion Freight Line Inc.	113	16,857
Oshkosh Corp.	194	13,615
Timken Co.	285	12,429
TransDigm Group Inc.	53	18,402
Univar Inc. (a)	470	12,319
WABCO Holdings Inc. (a)	104	12,181
Wabtec Corp. (b)	165	16,220
Watsco Inc.	81	14,412
		317,990
Information Technology 26.0%
2U Inc. (a)	231	19,317
Apptio Inc. - Class A (a)	381	13,808
Aspen Technology Inc. (a)	329	30,483
Blackline Inc. (a)	367	15,946
Booz Allen Hamilton Holding Corp. - Class A	430	18,810
Cognex Corp.	392	17,483
CommVault Systems Inc. (a)	297	19,559
EPAM Systems Inc. (a)	141	17,534
Fair Isaac Corp. (a)	142	27,523
Guidewire Software Inc. (a)	264	23,460
II-VI Inc. (a)	332	14,416
Integrated Device Technology Inc. (a)	511	16,275
Littelfuse Inc.	95	21,600
LogMeIn Inc.	122	12,598
MKS Instruments Inc.	146	13,969
Monolithic Power Systems Inc.	129	17,293
National Instruments Corp.	328	13,781
Pegasystems Inc.	304	16,655
Power Integrations Inc.	171	12,516
Proofpoint Inc. (a)	155	17,904
Q2 Holdings Inc. (a)	408	23,265
Qualys Inc. (a)	240	20,241
RealPage Inc. (a)	399	22,009
SailPoint Technologies Holdings Inc. (a)	569	13,958
Semtech Corp. (a)	397	18,698
Silicon Laboratories Inc. (a)	244	24,323
Take-Two Interactive Software Inc. (a)	167	19,773
Trimble Inc. (a)	430	14,136
Ultimate Software Group Inc. (a)	72	18,445
Zebra Technologies Corp. - Class A (a)	124	17,710
		553,488
Materials 3.3%
Berry Global Group Inc. (a)	350	16,092
Ingevity Corp. (a)	195	15,788
Martin Marietta Materials Inc.	97	21,642
PolyOne Corp.	398	17,182
		70,704
Real Estate 0.6%
CubeSmart	391	12,610
Telecommunication Services 0.8%
Cogent Communications Group Inc.	316	16,851
Total Common Stocks (cost $1,476,291)		2,059,816
SHORT TERM INVESTMENTS 4.2%
Investment Companies 3.2%
JNL Government Money Market Fund - Institutional Class, 1.79% (c) (d)	67,844	67,844
Securities Lending Collateral 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95% (d)	21,049	21,049
Total Short Term Investments (cost $88,893)		88,893
Total Investments 101.1% (cost $1,565,184)		2,148,709
Other Assets and Liabilities, Net (1.1)%		(23,513)
Total Net Assets 100.0%		2,125,196

(a)  Non-income producing security.

(b)  All or portion of the security was on loan.

See accompanying Notes to Financial Statements.

95

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Shares/Par[1]	Value ($)

(c)  Investment in affiliate.

(d)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

JNL/Mellon Capital Emerging Markets Index Fund
COMMON STOCKS 96.2%
Australia 0.0%
MMG Ltd. (a)	608	427
Brazil 3.8%
AMBEV SA	1,211	5,625
Atacadao Distribuicao Comercio e Industria Ltda	88	339
B3 SA	527	2,795
Banco Bradesco SA	253	1,580
Banco do Brasil SA	228	1,673
Banco Santander Brasil SA	105	795
BB Seguridade Participacoes SA	171	1,086
BR Malls Participacoes SA	208	523
BRF SA (a)	137	634
CCR SA	308	800
Centrais Eletricas Brasileiras SA (a)	45	144
Cia de Saneamento Basico do Estado de Sao Paulo	87	521
Cia Siderurgica Nacional SA (a)	141	286
Cielo SA	326	1,395
Cosan SA	40	368
Embraer SA	165	1,032
Energias do Brasil SA	65	231
Engie Brasil Energia SA	41	357
Equatorial Energia SA	43	633
Fibria Celulose SA	63	1,173
Hypera SA	87	616
IRB-Brasil Resseguros SA	29	353
JBS SA	234	557
Klabin SA	193	975
Kroton Educacional SA	375	905
Localiza Rent a Car SA	121	741
Lojas Renner SA	191	1,428
M Dias Branco SA	25	237
Magazine Luiza SA	20	649
Multiplan Empreendimentos Imobiliarios SA	22	319
Natura Cosmeticos SA	55	427
Odontoprev SA	65	222
Petrobras Distribuidora SA	91	423
Petroleo Brasileiro SA	764	3,827
Porto Seguro SA	24	249
Raia Drogasil SA	56	942
Rumo SA (a)	274	990
Sul America SA	45	217
Suzano Papel e Celulose SA	119	1,373
Tim Participacoes SA	240	808
Ultrapar Participacoes SA	98	1,160
Vale SA	813	10,367
WEG SA	212	883
		50,658
Chile 1.0%
Aguas Andinas SA - Class A	649	355
Banco de Chile	6,246	966
Banco de Credito e Inversiones	11	726
Banco Santander Chile	17,023	1,340
Cencosud SA	365	903
Cia Cervecerias Unidas SA	41	515
Colbun SA	1,963	405
Empresas CMPC SA	344	1,268
Empresas COPEC SA	97	1,479
Enel Americas SA	7,134	1,261
Enel Chile SA	7,531	743
ENTEL Chile SA	41	382
Itau CorpBanca	36,097	353
Lan Airlines SA	76	753
S.A.C.I. Falabella	192	1,760
		13,209
China 27.5%
3SBio Inc. (b)	300	686
51job Inc. - ADR (a)	6	625
	Shares/Par[1]	Value ($)
58.Com Inc. - Class A - ADR (a)	23	1,585
AAC Technologies Holdings Inc.	184	2,654
AECC Aviation Power Co. Ltd. - Class A	3	11
Agile Property Holdings Ltd.	398	682
Agricultural Bank of China Ltd. - Class A	124	65
Air China Ltd. - Class A	7	10
Air China Ltd. - Class H	462	447
Aisino Corp. - Class A	3	10
Alibaba Group Holding Ltd. - ADS (a)	296	54,991
Alibaba Health Information Technology Ltd. (a)	838	811
Alibaba Pictures Group Ltd. (a) (b)	3,400	373
Aluminum Corp. of China Ltd. - Class H (a) (b)	1,016	449
Angang Steel Co. Ltd.	270	244
Angang Steel Co. Ltd. - Class A	17	14
Anhui Conch Cement Co. Ltd. - Class A	4	20
Anhui Conch Cement Co. Ltd. - Class H	320	1,838
Anxin Trust Co. Ltd. - Class A	7	8
Autohome Inc. - Class A - ADR	16	1,605
AVIC Aircraft Co. Ltd. - Class A	4	10
AVIC Capital Co. Ltd. - Class A	14	10
BAIC Motor Corp. Ltd. - Class H	449	431
Baidu.com - Class A - ADR (a)	71	17,201
Bank of Beijing Co. Ltd. - Class A	23	21
Bank of China Ltd. - Class A	51	28
Bank of China Ltd. - Class H	20,430	10,144
Bank of Communications Co. Ltd. - Class A	30	26
Bank of Communications Co. Ltd. - Class H	2,364	1,812
Bank of Guiyang Co. Ltd. - Class A	3	6
Bank of Jiangsu Co. Ltd. - Class A	15	15
Bank of Nanjing Co. Ltd. - Class A	9	11
Bank of Ningbo Co. Ltd. - Class A	6	15
Bank of Shanghai Co. Ltd. - Class A	10	23
Baoshan Iron & Steel Co. Ltd.	26	30
BBMG Corp. - Class A	21	11
BBMG Corp. - Class H	578	214
Beijing Capital Co. Ltd. - Class A	10	6
Beijing Capital International Airport Co. Ltd. - Class H	482	509
Beijing Dabeinong Technology Group Co. Ltd. - Class A	13	8
Beijing Enterprises Holdings Ltd.	127	617
Beijing Huaer Co. Ltd. - Class A	6	7
Beijing Shiji Information Technology Co. Ltd. - Class A	1	6
Beijing Tongrentang Co. Ltd. - Class A	2	9
BOE Technology Group Co. Ltd. - Class A	45	24
Brilliance China Automotive Holdings Ltd.	740	1,338
BYD Co. Ltd. - Class A	2	17
BYD Co. Ltd. - Class H (b)	158	963
BYD Electronic International Co. Ltd.	166	228
CAR Inc. (a) (b)	192	192
Changjiang Securities Co. Ltd. - Class A	10	8
China Agri-Industries Holdings Ltd.	536	205
China Avionics Systems Co. Ltd. - Class A	4	8
China CITIC Bank Corp. Ltd. - Class A	8	7
China CITIC Bank Corp. Ltd. - Class H	2,239	1,402
China Coal Energy Co. - Class H	523	217
China Communications Construction Co. Ltd. - Class A	3	6
China Communications Constructions Co. Ltd. - Class H	1,125	1,088
China Conch Venture Holdings Ltd.	403	1,474
China Construction Bank Corp. - Class A	28	27
China Construction Bank Corp. - Class H	24,660	22,848
China COSCO Holdings Co. Ltd. - Class H (a)	651	300
China Eastern Airlines Corp. Ltd. - Class A	17	17
China Eastern Airlines Corp. Ltd. - Class H	364	247
China Everbright Bank Co. Ltd. - Class A	34	19
China Film Co. Ltd. - Class A	3	8
China First Capital Group Ltd. (a)	814	519
China Fortune Land Development Co. Ltd. - Class A	4	15
China Gezhouba Group Co. Ltd - Class A	7	8
China Grand Automotive Services Ltd. - Class A	9	8
China Huarong Asset Management Co. Ltd. - Class H	2,685	778
China Huishan Dairy Holdings Co. Ltd. (a) (c)	946	51
China International Capital Corp. - Class H	267	478

See accompanying Notes to Financial Statements.

96

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
China International Marine Containers Co. Ltd. - Class A	5	10
China International Marine Containers Co. Ltd. - Class H	106	139
China International Travel Service Corp. Ltd.	3	26
China Life Insurance Co. Ltd. - Class A	2	6
China Life Insurance Co. Ltd. - Class H	1,912	4,947
China Literature Ltd. (a) (b)	46	435
China Longyuan Power Group Corp. - Class H	781	630
China Merchants Bank Co. Ltd. - Class A	28	111
China Merchants Holdings International Co. Ltd.	320	651
China Merchants Securities Co. Ltd. - Class A	8	16
China Merchants Shekou Industrial Zone Holdings Co. - Class A	9	26
China Minsheng Banking Corp. Ltd. - Class A	25	27
China Minsheng Banking Corp. Ltd. - Class H	1,650	1,181
China Mobile Ltd.	1,574	14,006
China Molybdenum Co. Ltd. - Class A	8	7
China Molybdenum Co. Ltd. - Class H	906	440
China National Building Material Co. Ltd. - Class H	1,028	1,021
China National Chemical Engineering Group Corp. - Class A	9	9
China National Nuclear Power Co. Ltd. - Class A	16	13
China Northern Rare Earth High-Tech Co. Ltd. - Class A	5	8
China Nuclear Engineering Group Corp. Ltd. - Class A	2	3
China Pacific Insurance Co. Ltd. - Class A	8	37
China Pacific Insurance Group Co. Ltd. - Class H	691	2,678
China Petroleum & Chemical Corp. - Class A	27	27
China Petroleum & Chemical Corp. - Class H	6,554	5,888
China Railway Construction Corp. Ltd. - Class A	10	12
China Railway Construction Corp. Ltd. - Class H	539	549
China Railway Group Ltd. - Class H	1,016	768
China Railway Signal & Communication Corp. Ltd. - Class H	383	273
China Reinsurance Corp. - Class H	1,504	330
China Resources Cement Holdings Ltd.	508	515
China Resources Pharmaceutical Group Ltd.	359	499
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. - Class A	2	9
China Shenhua Energy Co. Ltd. - Class H	854	2,030
China Shipbuilding Industry Group Power Co. Ltd. - Class A (a)	2	6
China South Publishing & Media Group Co. Ltd. - Class A	6	10
China Southern Airlines Co. Ltd. - Class A	15	19
China Southern Airlines Co. Ltd. - Class H	460	363
China Spacesat Co. Ltd. - Class A	3	8
China State Construction Engineering Corp. Ltd. - Class A	58	48
China Telecom Corp. Ltd. - Class H	3,522	1,648
China Traditional Chinese Medicine Co. Ltd.	596	517
China Travel International Investment Hong Kong Ltd.	564	220
China Vanke Co. Ltd. - Class A	17	62
China Yangtze Power Co. Ltd. - Class A	21	52
China Zhongwang Holdings Ltd.	386	205
Chinese Universe Publishing & Media Co. Ltd. - Class A	4	8
Chong Sing Holdings Fintech Group Ltd. (a)	4,292	498
Chongqing Changan Automobile Co. Ltd. - Class B	171	173
Chongqing Chang'an Industry Co. Ltd. - Class A	11	15
Chongqing Rural Commercial Bank - Class H	592	353
CIFI Holdings Group Co. Ltd.	830	528
CITIC Guoan Information Industry Co. Ltd. - Class A	5	4
CITIC Securities Co. Ltd. - Class A	9	22
CITIC Securities Co. Ltd. - Class H	582	1,165
CNOOC Ltd.	4,590	8,000
COSCO Shipping Development Co. Ltd. - Class A (a)	73	27
COSCO Shipping Development Co. Ltd. - Class H (a)	896	150
COSCO Shipping Holdings Co. Ltd. - Class A (a)	23	17
Country Garden Holdings Co. Ltd.	1,953	3,443
CRRC Corp. Ltd. - Class A	28	32
CRRC Corp. Ltd. - Class H	1,066	829
Ctrip.com International Ltd. - ADR (a)	101	4,787
Dali Food Group Co. Ltd.	530	411
	Shares/Par[1]	Value ($)
Daqin Railway Co. Ltd. - Class A	19	24
Datang International Power Generation Co. Ltd. - Class H	780	239
DHC Software Co. Ltd. - Class A	5	7
Dong-E-E-Jiao Co. Ltd. - Class A	1	6
Dongfeng Motor Group Co. Ltd. - Class H	666	706
Dongxing Securities Co. Ltd. - Class A	5	9
Dongxu Optoelectronic Technology Co. Ltd. - Class A	8	8
Dr. Peng Telecom & Media Group Co. Ltd. - Class A	3	5
Dragon Delight Holdings Co. Ltd.	356	484
ENN Energy Holdings Ltd.	195	1,930
Everbright Securities Co. Ltd. - Class A	5	9
Fang Holdings Ltd. - ADR (a)	53	206
Fangda Carbon New Material Co. Ltd. - Class A	2	9
Far East Horizon Ltd.	622	605
Financial Street Holding Co. Ltd. - Class A	6	7
First Capital Securities Co. Ltd. - Class A (a)	5	6
Focus Media Information Technology Co. Ltd. - Class A	18	25
Foshan Haitian Flavoring & Food Co. Ltd. - Class A	3	38
Fosun International Ltd.	646	1,220
Founder Securities Co. Ltd. - Class A (a)	15	15
Fullshare Holdings Ltd. (b)	1,735	861
Future Land Development Holdings Ltd.	460	418
Fuyao Glass Industry Group Co. Ltd. - Class A	3	10
Fuyao Glass Industry Group Co. Ltd. - Class H	133	450
GDS Holdings Ltd. - ADR (a) (b)	15	605
Geely Automobile Holdings Ltd.	1,260	3,280
Gemdale Corp. - Class A	7	10
Genscript Biotech Corp. (a)	202	560
GF Securities Co. - Class A	8	15
GF Securities Co. Ltd. - Class H	399	582
Giant Network Group Co. Ltd. - Class A	2	8
Goertek Inc. - Class A	5	8
Great Wall Motor Co. Ltd. - Class H (b)	778	597
Gree Electric Appliances Inc. - Class A (a)	4	28
Greenland Holding Group Co. Ltd. - Class A	11	11
Greentown China Holdings Ltd. (b)	225	303
Guangshen Railway Co. Ltd. - Class A	10	6
Guangzhou Automobile Group Co. Ltd. - Class A	4	7
Guangzhou Automobile Group Co. Ltd. - Class H	742	728
Guangzhou Baiyunshan Pharmaceutical Holdings Co. - Class A	2	13
Guangzhou Haige Communications Group Inc. - Class A	7	9
Guangzhou R&F Properties Co. Ltd. - Class H	244	494
Guotai Junan Securities Co. Ltd. - Class A	14	30
Guotai Junan Securities Co. Ltd. - Class H	152	324
Guoxin Securities Co. Ltd. - Class A	5	7
Haitian International Holdings Ltd.	163	385
Haitong International Securities Group Ltd. - Class A	9	13
Hangzhou Bank Co. Ltd. - Class A	6	10
Hangzhou Hikvision Digital Technology Co. Ltd. - Class A	14	76
Hangzhou Robam Appliances Co. Ltd. - Class A	1	6
Han's Laser Technology Industry Group Co. Ltd. - Class A	1	11
Heilan Home Garments Co. Ltd. - Class A	4	8
Henan Shuanghui Investment & Development Co. Ltd. - Class A	3	13
Hengan International Group Co. Ltd.	180	1,735
Hua Xia Bank Co. Ltd. - Class A	14	16
HuaAn Securities Co. Ltd. - Class A	6	6
Huadian Power International Corp. Ltd. - Class A	55	32
Huadian Power International Corp. Ltd. - Class H	382	151
Huadong Medicine Co. Ltd. - Class A	2	15
Huaneng Power International Inc. - Class A	18	17
Huaneng Power International Inc. - Class H	1,066	707
Huaneng Renewables Corp. Ltd. - Class H	1,184	395
Huatai Securities Co. Ltd. - Class A	8	19
Huatai Securities Co. Ltd. - Class H	412	657
HUAYU Automotive Systems Co. Ltd. - Class A	4	14
Huazhu Group Ltd. - ADS	34	1,411
Hubei Energy Group Co. Ltd. - Class A	21	13
Hubei Granules-Biocause Pharmaceutical Co. Ltd. - Class A	8	8

See accompanying Notes to Financial Statements.

97

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Hundsun Technologies Inc. - Class A	1	6
iFlyTek Co. Ltd. - Class A	3	12
Industrial & Commercial Bank of China Ltd. - Class A	68	54
Industrial & Commercial Bank of China Ltd. - Class H	17,840	13,357
Industrial Bank Co. Ltd. - Class A	27	59
Industrial Securities Co. Ltd. - Class A	13	10
Inner Mongolia BaoTou Steel Union Co. Ltd. - Class A (a)	61	14
Inner Mongolia Yili Industrial Group Co. Ltd. - Class A	8	33
Inner Mongolia Yitai Coal Co. Ltd. - Class B	274	373
JD.com Inc. - Class A - ADR (a)	185	7,216
Jiangsu Expressway Co. Ltd. - Class H	303	361
Jiangsu Hengrui Medicine Co. Ltd. - Class A	4	45
Jiangsu Hengtong Optic-Electric Co. Ltd. - Class A	3	10
Jiangsu Siyang Yanghe Vintage Co. Ltd. - Class A	2	42
Jiangsu Xincheng Real Estate Co. Ltd - Class A	3	15
Jiangxi Copper Co. Ltd. - Class A	2	5
Jiangxi Copper Co. Ltd. - Class H	320	409
Jiangxi Ganfeng Lithium Co. Ltd. - Class A	1	6
Jiayuan International Group Ltd.	256	445
Jihua Group Corp. Ltd. - Class A	10	6
Jinduicheng Molybdenum Group Co. Ltd. - Class A	6	5
Jinke Real Estate Group Co. Ltd. - Class A	12	8
Jointown Pharmaceutical Group Co. Ltd. - Class A	4	10
Kaisa Group Holdings Ltd.	549	235
Kangmei Pharmaceutical Co. Ltd. - Class A	7	22
Kweichow Moutai Co. Ltd. - Class A	2	199
KWG Property Holding Ltd.	327	412
Lee & Man Paper Manufacturing Ltd.	370	376
Legend Holdings Corp. - Class H	86	263
Liaoning Chengda Co. Ltd. - Class A	3	7
LONGi Green Energy Technology Co. Ltd. - Class A	3	7
Luxshare Precision Industry Co. Ltd. - Class A	4	15
Luye Pharma Group Ltd. (b)	301	310
Luzhou Lao Jiao Vintage Co. Ltd. - Class A	2	17
Maanshan Iron & Steel Co. Ltd. - Class A (a)	10	6
Meinian Onehealth Healthcare Holdings Co. Ltd. - Class A	5	17
Meitu Inc. (a)	447	391
Metallurgical Corp. of China Ltd. - Class A	49	24
Metallurgical Corp. of China Ltd. - Class H	693	205
Midea Group Co. Ltd.	9	72
Momo Inc. - ADR (a)	31	1,337
Muyuan Foods Co. Ltd. - Class A	2	10
NetEase.com Inc. - ADR	20	5,129
New China Life Insurance Co. Ltd. - Class A	1	7
New Hope Liuhe Co. Ltd. - Class A	10	10
New Oriental Education & Technology Group - ADR	37	3,464
Nexteer Automotive Group Ltd.	209	309
Ninestar Corp. - Class A	2	6
Ningbo Zhoushan Port Group Co. Ltd. - Class A	11	7
Noah Holdings Ltd. - Class A - ADS (a) (b)	7	381
Offshore Oil Engineering Co. Ltd. - Class A	8	7
O-Film Tech Co. Ltd. - Class A	5	11
Orient Securities Co. Ltd. - Class A	7	10
Oriental Pearl Group Co. Ltd. - Class A	6	13
Perfect World Co. Ltd. - Class A	2	8
PetroChina Co. Ltd. - Class A	14	17
PetroChina Co. Ltd. - Class H	5,407	4,161
Ping An Bank Co. Ltd. - Class A	23	31
Ping An Insurance Co. of China Ltd. - Class A	11	101
Ping An Insurance Group Co. of China Ltd. - Class H	1,346	12,416
Poly Real Estate Co. Ltd. - Class A	17	30
Postal Savings Bank of China Co. Ltd. - Class H	727	474
Power Construction Corp. of China Ltd. - Class A	13	10
Qingdao Haier Co. Ltd. - Class A	8	23
Qinghai Salt Lake Potash Co. Ltd. - Class A (a)	5	8
RiseSun Real Estate Development Co. Ltd. - Class A	6	8
Rongsheng Petrochemical Co. Ltd. - Class A	6	10
SAIC Motor Corp. Ltd. - Class A	11	57
Sanan Optoelectronics Co. Ltd. - Class A	5	14
Sany Heavy Industry Co. Ltd. - Class A	10	13
SDIC Capital Co. Ltd. - Class A	4	5
SDIC Power Holdings Co. Ltd. - Class A	13	15
	Shares/Par[1]	Value ($)
Shaanxi Coal and Chemical Industry Group Co. Ltd. - Class A	8	9
Shandong Buchang Pharmaceutical Co. Ltd. - Class A	1	7
Shandong Gold Group Co. Ltd. - Class A	3	10
Shandong Haisteel International Trading Co. Ltd. - Class A	17	7
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	486	344
Shanghai 2345 Network Holding Group Co. Ltd. - Class A	8	5
Shanghai Electric Group Co. Ltd. - Class A (a) (c) (d)	10	9
Shanghai Fosun Pharmaceutical Co. Ltd. - Class A	3	19
Shanghai International Port Co. Ltd. - Class A	10	9
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. - Class B	187	268
Shanghai Pharmaceuticals Holding Co. Ltd. - Class A	3	10
Shanghai Pharmaceuticals Holding Co. Ltd. - Class H	235	649
Shanghai Pudong Development Bank Co. Ltd. - Class A (a)	39	57
Shanghai Tunnel Engineering Co. Ltd. - Class A	10	9
Shanghai Zhangjiang Hi-Tech Park Development Co. Ltd. - Class A	5	9
Shanxi Lu'an Environmental Energy Development Co. Ltd. - Class A	4	6
Shanxi Securities Co. Ltd. - Class A	6	7
Shanxi Xinghuacun Fenjiu Group Co. Ltd. - Class A	1	10
Shanxi Xishan Coal and Electricity Power Co. Ltd. - Class A	4	5
Shenergy Co. Ltd. - Class A	15	11
Shenwang Hongyuan Group Co. Ltd. - Class A	24	16
Shenzhen Energy Group Co. Ltd. - Class A	16	12
Shenzhen International Holdings Ltd.	239	494
Shenzhen Investment Ltd.	810	296
Shenzhen Overseas Chinese Town Co. Ltd. - Class A	10	11
Shenzhen Salubris Pharmaceuticals Co. Ltd. - Class A	1	8
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. - Class A	6	4
Shenzhou International Group Holdings Ltd.	188	2,330
Sichuan Chuantou Energy Stock Co. Ltd. - Class A	9	11
Sichuan Kelun Pharmaceutical Co. Ltd. - Class A	2	12
Sihuan Pharmaceutical Holdings Group Ltd.	949	212
Sina Corp. (a)	17	1,448
Sinolink Securities Co. Ltd. - Class A	6	6
Sinopec Engineering Group Co Ltd - Class H	333	349
Sinopec Shanghai Petrochemical Co. Ltd. - Class A	7	6
Sinopec Shanghai Petrochemical Co. Ltd. - Class H	928	567
Sinopharm Group Co. Ltd. - Class H	297	1,195
Skyworth Digital Holdings Ltd.	460	206
Soho China Ltd.	470	224
Soochow Securities Co. Ltd. - Class A	9	9
Spring Airlines Co. Ltd. - Class A	2	9
Sun Art Retail Group Ltd.	588	770
Sunac China Holdings Ltd.	608	2,135
Suning.com Co. Ltd. - Class A	12	26
Suzhou Gold Mantis Construction Decoration Co. Ltd. - Class A	4	6
TAL Education Group - ADS (a)	84	3,091
Tasly Pharmaceutical Group Co. Ltd. - Class A	3	10
Tebian Electric Apparatus Co. Ltd. - Class A	6	6
Tencent Holdings Ltd.	1,461	73,657
Tianma Microelectronics Co. Ltd. - Class A	4	8
Tingyi Cayman Islands Holding Corp.	501	1,163
Tong Ren Tang Technologies Co. Ltd. - Class H	150	239
Tong Wei Co. Ltd. - Class A	6	6
Tonghua Dongbao Pharmaceutical Co. Ltd. - Class A	3	12
Tongling Nonferrous Metals Group Co. Ltd. - Class A	16	5
Travelsky Technology Ltd. - Class H	260	761
Tsingtao Brewery Co. Ltd. - Class A	3	18
Tsingtao Brewery Co. Ltd. - Class H	86	473
Tus-Sound Environmental Resources Co. Ltd. - Class A	3	7
Unisplendour Co. Ltd. - Class A	1	7
Vipshop Holdings Ltd. - ADR (a)	110	1,191
Want Want China Holdings Ltd.	1,251	1,112

See accompanying Notes to Financial Statements.

98

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Wanxiang Qianchao Co. Ltd. - Class A	6	6
Weibo Corp. - ADR (a) (b)	11	1,013
Weichai Power Co. Ltd. - Class A	11	14
Weichai Power Co. Ltd. - Class H	494	683
Weifu High-Technology Group Co. Ltd. - Class A	1	4
Western Securities Co. Ltd. - Class A	6	6
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co. Ltd. - Class A	3	5
Wuliangye Yibin Co. Ltd. - Class A	5	60
Wuxi Biologics Cayman Inc. (a)	127	1,413
XCMG Construction Machinery Co. Ltd. - Class A	12	7
Xiamen C&D Inc. - Class A	5	7
Xinhu Zhongbao Co. Ltd. - Class A (a)	15	9
Xinjiang Goldwind Science & Technology Co. Ltd. - Class A	10	19
Xinjiang Goldwind Science & Technology Co. Ltd. - Class H	153	186
Xinyi Solar Holdings Ltd.	778	239
Yanzhou Coal Mining Co. Ltd. - Class H	526	691
Yonghui Superstores Co. Ltd. - Class A	11	13
Youngor Group Co. Ltd. - Class A	10	12
Yum China Holdings Inc.	94	3,617
Yunnan Baiyao Group Co. Ltd. - Class A	1	23
Yuzhou Properties Co. Ltd.	436	257
YY Inc. - Class A - ADS (a)	12	1,202
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. - Class A	1	15
Zhaojin Mining Industry Co. Ltd. - Class H	239	183
Zhejiang Century Huatong Group Co. Ltd. - Class A (c)	2	8
Zhejiang China Commodities City Group Co. Ltd. - Class A	15	9
Zhejiang Chint Electrics Co. Ltd. - Class A	3	11
Zhejiang Dahua Technology Co. Ltd. - Class A	5	15
Zhejiang Expressway Co. Ltd. - Class H	354	316
Zhejiang Huayou Cobalt Co. Ltd. - Class A (a)	1	12
Zhejiang Longsheng Group Co. Ltd. - Class A	7	13
Zhejiang Zhenneng Electric Power Co. Ltd. - Class A	9	6
Zhengzhou Yutong Bus Co. Ltd. - Class A	3	9
ZhongAn Online P&C Insurance Co. Ltd. (a)	42	266
Zhongjin Gold Corp. Ltd. - Class A	6	6
Zhongsheng Group Holdings Ltd.	147	440
Zhuzhou CSR Times Electric Co. Ltd. - Class H	150	714
Zijin Mining Group Co. Ltd. - Class A	36	20
Zijin Mining Group Co. Ltd. - Class H	1,424	549
Zoomlion Heavy Industry Science & Technology Co. Ltd. - Class A	14	9
ZTE Corp. - Class H (a) (e)	179	273
		371,514
Colombia 0.3%
Bancolombia SA	59	712
Cementos Argos SA	110	367
Ecopetrol SA	1,323	1,356
Grupo Argos SA	66	445
Grupo de Inversiones Suramericana SA	55	705
Interconexion Electrica SA	124	620
		4,205
Czech Republic 0.2%
CEZ A/S	41	966
Komercni Banka A/S	19	793
Moneta Money Bank A/S (b)	140	478
Telefonica O2 Czech Republic AS (b)	13	145
		2,382
Egypt 0.1%
Commercial International Bank Egypt SAE	285	1,361
Eastern Tobacco Co.	28	287
El Sewedy Electric Co.	17	196
		1,844
Greece 0.3%
Alpha Bank AE (a)	340	760
Eurobank Ergasias SA (a)	457	480
Folli Follie SA (a) (c)	9	50
Hellenic Telecommunications Organization SA	60	737
JUMBO SA	34	556
	Shares/Par[1]	Value ($)
National Bank of Greece SA (a)	1,352	416
OPAP SA	53	601
Piraeus Bank SA (a)	87	297
Titan Cement Co. SA	10	263
		4,160
Hong Kong 5.0%
Agricultural Bank of China Ltd. - Class H	7,490	3,505
ANTA Sports Products Ltd.	269	1,429
AviChina Industry & Technology Co. Ltd. - Class H	478	285
Beijing Enterprises Water Group Ltd.	1,478	809
CGN Power Co. Ltd.	2,707	701
China Cinda Asset Management Co. Ltd. - Class H	2,220	714
China Communication Services Corp. Ltd. - Class H	546	346
China Everbright Bank Co. Ltd. - Class H	700	301
China Everbright International Ltd.	620	805
China Everbright Ltd.	232	426
China Evergrande Group (a) (b)	677	1,729
China Galaxy Securities Co. Ltd. - Class H (b)	805	414
China Gas Holdings Ltd.	445	1,793
China Jinmao Holdings Group Ltd.	1,338	674
China Medical System Holdings Ltd.	363	727
China Mengniu Dairy Co. Ltd.	696	2,362
China Merchants Bank Co. Ltd. - Class H	1,002	3,708
China Oilfield Services Ltd. - Class H	466	445
China Overseas Land & Investment Ltd.	966	3,188
China Power International Development Ltd.	1,092	252
China Resources Enterprise Ltd.	376	1,831
China Resources Gas Group Ltd.	226	981
China Resources Land Ltd.	707	2,385
China Resources Power Holdings Co. Ltd.	479	845
China State Construction International Holdings Ltd.	526	543
China Taiping Insurance Holdings Co. Ltd.	399	1,249
China Unicom Hong Kong Ltd.	1,521	1,901
China Vanke Co. Ltd. - Class H	303	1,061
CITIC Pacific Ltd.	1,547	2,179
COSCO Shipping Ports Ltd.	492	410
CSPC Pharmaceutical Group Ltd.	1,200	3,628
GCL New Energy Holdings (a)	3,246	307
GOME Retail Holdings Ltd. (a)	2,451	250
Guangdong Investment Ltd.	740	1,177
Haier Electronics Group Co. Ltd.	312	1,068
Haitong Securities Co. Ltd. - Class H	816	825
Hanergy Thin Film Power Group Ltd. (a) (c)	3,098	840
HengTen Networks Group Ltd. (a)	5,700	204
Kingboard Chemical Holdings Ltd.	192	701
Kingboard Laminates Holdings Ltd.	279	346
Kingdee International Software Group Co. Ltd.	506	520
Kingsoft Corp Ltd.	214	653
Kunlun Energy Co. Ltd.	820	719
Lenovo Group Ltd. (b)	1,778	974
Longfor Properties Co. Ltd.	396	1,073
New China Life Insurance Co. Ltd. - Class H	225	937
Nine Dragons Paper Holdings Ltd.	412	526
People's Insurance Co. Group of China Ltd. - Class H	2,044	962
PICC Property & Casualty Co. Ltd. - Class H	1,715	1,853
Semiconductor Manufacturing International Corp. (a) (b)	736	960
Shanghai Electric Group Co. Ltd. - Class H (a) (b)	606	204
Shanghai Fosun Pharmaceutical Group Co. Ltd. - Class H	123	675
Shanghai Industrial Holdings Ltd.	129	301
Shimao Property Holdings Ltd.	300	788
Shui On Land Ltd.	939	239
Sino Biopharmaceutical	1,695	2,624
Sino-Ocean Group Holding Ltd.	745	434
Sinotrans Ltd. - Class H	526	278
Sinotruk Hong Kong Ltd.	177	292
SSY Group Ltd.	398	442
Sunny Optical Technology Group Co. Ltd.	182	3,472
Towngas China Co. Ltd.	248	241
Uni-President China Holdings Ltd.	335	431
Yuexiu Property Co. Ltd.	1,806	346
		67,288

See accompanying Notes to Financial Statements.

99

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Hungary 0.3%
MOL Hungarian Oil & Gas Plc	93	899
OTP Bank Plc	58	2,113
Richter Gedeon Nyrt	33	607
		3,619
India 8.6%
Adani Ports & Special Economic Zone Ltd.	137	749
Ambuja Cements Ltd.	165	501
Ashok Leyland Ltd.	288	531
Asian Paints Ltd.	71	1,312
Aurobindo Pharma Ltd.	66	587
Avenue Supermarts Ltd. (a)	33	713
Axis Bank Ltd.	477	3,562
Bajaj Auto Ltd.	20	843
Bajaj Finance Ltd.	43	1,446
Bajaj Finserv Ltd.	10	812
Bharat Forge Ltd.	50	448
Bharat Heavy Electricals Ltd.	201	212
Bharat Petroleum Corp. Ltd.	191	1,042
Bharti Airtel Ltd.	357	1,991
Bharti Infratel Ltd.	82	361
Bosch Ltd.	2	547
Britannia Industries Ltd.	8	746
Cadila Healthcare Ltd. (a)	60	330
Cipla Ltd.	87	786
Coal India Ltd.	179	692
Container Corp. of India Ltd.	44	419
Dabur India Ltd.	133	761
Dr. Reddy's Laboratories Ltd.	29	955
Eicher Motors Ltd.	3	1,428
GAIL India Ltd.	203	1,015
Glenmark Pharmaceuticals Ltd.	33	279
Godrej Consumer Products Ltd.	61	1,099
Grasim Industries Ltd.	83	1,232
Havells India Ltd.	67	532
HCL Technologies Ltd.	142	1,916
Hero Motocorp Ltd.	12	632
Hindalco Industries Ltd.	318	1,076
Hindustan Petroleum Corp. Ltd.	148	559
Hindustan Unilever Ltd.	168	4,027
Housing Development Finance Corp.	406	11,314
ICICI Bank Ltd.	602	2,427
Idea Cellular Ltd. (a)	480	417
Indiabulls Housing Finance Ltd.	72	1,204
Indian Oil Corp. Ltd.	376	860
Infosys Ltd.	448	8,586
InterGlobe Aviation Ltd.	24	384
ITC Ltd.	879	3,429
JSW Steel Ltd.	207	990
Larsen & Toubro Ltd.	124	2,312
LIC Housing Finances Ltd.	74	506
Lupin Ltd.	56	739
Mahindra & Mahindra Financial Services Ltd.	70	480
Mahindra & Mahindra Ltd.	188	2,471
Marico Ltd.	108	526
Maruti Suzuki India Ltd.	27	3,517
Motherson Sumi Systems Ltd.	177	739
Nestle India Ltd.	6	807
NTPC Ltd.	513	1,196
Oil & Natural Gas Corp. Ltd.	370	862
Petronet LNG Ltd.	176	565
Pidilite Industries Ltd.	32	498
Piramal Healthcare Ltd.	19	711
Power Grid Corp. of India Ltd.	405	1,108
Reliance Industries Ltd.	732	10,435
Rural Electrification Corp. Ltd.	165	252
Sesa Sterlite Ltd.	326	1,131
Shree Cement Ltd.	2	493
Shriram Transport Finance Co. Ltd.	41	783
Siemens Ltd.	17	251
State Bank of India (a)	441	1,670
Sun Pharmaceutical Industries Ltd.	218	1,805
Tata Consultancy Services Ltd.	236	6,362
Tata Motors Ltd. (a)	400	1,582
	Shares/Par[1]	Value ($)
Tata Power Co. Ltd.	318	341
Tata Steel Ltd.	99	826
Tech Mahindra Ltd.	116	1,108
Titan Industries Ltd.	78	1,004
Ultratech Cement Ltd.	25	1,394
United Phosphorus Ltd.	89	812
United Spirits Ltd. (a)	72	703
Vakrangee Ltd.	105	102
Wipro Ltd.	306	1,170
Yes Bank Ltd.	425	2,119
Zee Entertainment Enterprises Ltd.	115	918
		116,050
Indonesia 1.9%
Adaro Energy Tbk PT	3,502	438
AKR Corporindo Tbk PT	397	119
Astra International Tbk PT	5,304	2,443
Bank Central Asia Tbk PT	2,539	3,814
Bank Danamon Indonesia Tbk PT - Class A	831	370
Bank Mandiri Persero Tbk PT	4,680	2,252
Bank Negara Indonesia Persero Tbk PT	2,035	1,001
Bank Rakyat Indonesia Persero Tbk PT	14,297	2,839
Bank Tabungan Negara Persero Tbk PT	994	171
Bumi Serpong Damai PT	1,794	197
Charoen Pokphand Indonesia Tbk PT	1,816	466
Gudang Garam Tbk PT	122	573
Hanjaya Mandala Sampoerna Tbk PT	2,379	594
Indofood CBP Sukses Makmur Tbk PT	575	356
Indofood Sukses Makmur Tbk	1,062	493
Jasa Marga Persero Tbk PT	546	159
Kalbe Farma Tbk PT	5,799	494
Matahari Department Store Tbk PT	733	450
Pakuwon Jati Tbk PT	4,831	179
Perusahaan Gas Negara PT	2,843	397
PT Indah Kiat Pulp & Paper Tbk	706	918
PT Indocement Tunggal Prakarsa Tbk	450	429
Semen Gresik Persero Tbk PT	662	331
Surya Citra Media Tbk PT	1,294	186
Telekomunikasi Indonesia Persero Tbk PT - Class B	12,929	3,383
Tower Bersama Infrastructure Tbk PT	568	198
Unilever Indonesia Tbk PT	376	1,213
United Tractors Tbk PT	420	927
Waskita Karya Persero Tbk PT	1,536	207
		25,597
Luxembourg 0.1%
Reinet Investments SCA (a)	37	657
Malaysia 2.3%
AirAsia BHD	346	257
Alliance Financial Group Bhd	243	243
AMMB Holdings Bhd	407	378
Astro Malaysia Holdings Bhd	383	151
Axiata Group Bhd	683	641
British American Tobacco Malaysia Bhd	36	311
CIMB Group Holdings Bhd	1,220	1,645
Dialog Group BHD	954	730
DiGi.Com Bhd	822	844
Felda Global Ventures Holdings Bhd	369	138
Fraser & Neave Holdings Bhd	34	323
Gamuda Bhd	544	441
Genting Bhd	542	1,128
Genting Malaysia Bhd	755	912
Genting Plantations Bhd	46	108
HAP Seng Consolidated Bhd	161	390
Hartalega Holdings Bhd	350	519
Hong Leong Bank Bhd	164	743
Hong Leong Financial Group Bhd	57	256
IHH Healthcare Bhd	638	964
IJM Corp. Bhd	733	325
IOI Corp.	453	510
IOI Properties Group Sdn Bhd	494	195
Kuala Lumpur Kepong Bhd	107	641
Malayan Banking Bhd	970	2,161
Malaysia Airports Holdings Bhd	210	459
Maxis Bhd	550	743
MISC Bhd	258	377

See accompanying Notes to Financial Statements.

100

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
My EG Services Bhd	607	145
Nestle Bhd	17	625
Petronas Chemicals Group Bhd	620	1,293
Petronas Dagangan Bhd	48	296
Petronas Gas BHD	173	739
PPB Group Bhd	126	614
Press Metal Aluminium Holdings Bhd	319	344
Public Bank Bhd	745	4,315
RHB Bank Bhd	276	372
RHB Bank Bhd (a) (c)	124	—
Sime Darby Bhd	603	367
Sime Darby Plantation Bhd	603	794
Sime Darby Property Bhd	984	292
SP Setia Bhd	422	323
Telekom Malaysia Bhd	287	221
Tenaga Nasional Bhd	791	2,871
Top Glove Corp. Bhd	184	556
UMW Holdings Bhd	120	177
Westports Holdings Bhd	331	278
YTL Corp. Bhd	1,074	300
		31,455
Mexico 2.8%
Alfa SAB de CV - Class A	759	883
Alsea SAB de CV	131	452
America Movil SAB de CV - Class L	8,670	7,228
Arca Continental SAB de CV	114	703
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander - Class B	453	612
Cemex SAB de CV - Series A (a) (b) (f)	3,833	2,519
Coca-Cola Femsa SAB de CV - Class L (b)	150	847
El Puerto de Liverpool SAB de CV - Class C-1 (b)	45	291
Fibra Uno Administracion SA de CV	923	1,340
Fomento Economico Mexicano SAB de CV	502	4,417
Gruma SAB de CV - Class B (b)	54	657
Grupo Aeroportuario del PacifiCo SAB de CV - Class B (b)	87	800
Grupo Aeroportuario del Sureste SAB de CV - Class B	51	810
Grupo Bimbo SAB de CV - Class A	471	918
Grupo Carso SAB de CV - Class A-1	105	353
Grupo Financiero Banorte SAB de CV - Class O	643	3,786
Grupo Financiero Inbursa SAB de CV - Class O	583	816
Grupo Mexico SAB de CV - Class B	884	2,510
Industrias Penoles SAB de CV	35	625
Infraestructura Energetica Nova SAB de CV - Class I	134	597
Kimberly-Clark de Mexico SAB de CV - Class A (b)	365	616
Mexichem SAB de CV	259	748
Promotora y Operadora de Infraestructura SAB de CV (b)	56	504
Southern Copper Corp.	21	967
Wal-Mart de Mexico SAB de CV (b)	1,356	3,573
		37,572
Pakistan 0.1%
Habib Bank Ltd.	94	129
Lucky Cement Ltd.	34	144
MCB Bank Ltd.	122	199
Oil & Gas Development Co. Ltd.	191	245
United Bank Ltd.	136	189
		906
Peru 0.3%
Cia de Minas Buenaventura SA - ADR	45	611
Credicorp Ltd.	18	3,993
		4,604
Philippines 0.9%
Aboitiz Equity Ventures Inc.	549	562
Aboitiz Power Corp.	377	246
Alliance Global Group Inc. (a)	1,072	234
Ayala Corp.	62	1,078
Ayala Land Inc.	1,848	1,315
Bank of the Philippine Islands	226	375
BDO Unibank Inc.	509	1,197
DMCI Holdings Inc.	1,252	247
Globe Telecom Inc.	7	204
GT Capital Holdings Inc.	23	386
	Shares/Par[1]	Value ($)
International Container Terminal Services Inc.	124	181
JG Summit Holdings Inc.	734	686
Jollibee Foods Corp.	102	502
Manila Electric Co.	66	440
Megaworld Corp.	2,817	226
Metro Pacific Investments Corp.	3,704	320
Metropolitan Bank & Trust Co.	203	280
PLDT Inc.	24	580
Robinsons Land Corp.	467	163
Security Bank Corp.	55	205
SM Investments Corp.	61	1,006
SM Prime Holdings Inc.	2,626	1,771
Universal Robina Corp.	217	491
		12,695
Poland 1.1%
Alior Bank SA (a)	26	466
Bank Handlowy w Warszawie SA	7	136
Bank Millennium SA (a)	191	408
Bank Pekao SA	44	1,322
Bank Zachodni WBK SA	9	804
CCC SA	7	386
CD Projekt SA (a)	17	716
Cyfrowy Polsat SA	65	401
Dino Polska SA (a)	11	313
Grupa Azoty SA	10	120
Grupa Lotos SA	22	337
Jastrzebska Spolka Weglowa SA (a)	13	273
KGHM Polska Miedz SA	34	803
LPP SA	—	816
mBank	4	385
PGE SA (a)	209	520
PLAY Communications SA	26	178
Polski Koncern Naftowy Orlen S.A.	80	1,788
Polskie Gornictwo Naftowe i Gazownictwo SA	442	672
Powszechna Kasa Oszczednosci Bank Polski SA (a)	226	2,221
Powszechny Zaklad Ubezpieczen SA	152	1,571
Telekomunikacja Polska SA (a)	164	202
		14,838
Qatar 0.8%
Barwa Real Estate Co.	31	289
Commercial Bank of Qatar QSC	52	547
Doha Bank QSC	42	306
Ezdan Holding Group QSC (a)	202	454
Industries Qatar QSC	46	1,356
Masraf Al Rayan	90	858
Ooredoo QSC	23	462
Qatar Electricity & Water Co.	12	640
Qatar Insurance Co.	35	344
Qatar Islamic Bank SAQ	30	945
Qatar National Bank	116	4,842
		11,043
Romania 0.1%
NEPI Rockcastle Plc	94	837
Russian Federation 3.4%
Alrosa AO	641	1,023
Gazprom OAO	2,736	6,141
Inter RAO UES PJSC	9,216	602
Lukoil OAO	109	7,608
Magnit PJSC - GDR	89	1,600
Magnitogorsk Iron & Steel Works PJSC	536	363
MMC Norilsk Nickel OJSC	16	2,976
Mobile Telesystems PJSC - ADR	126	1,116
Moscow Exchange MICEX-RTS OAO	366	635
NovaTek PJSC - GDR	23	3,403
Novolipetsk Steel PJSC	319	771
Phosagro OAO - GDR	27	353
Polyus PJSC	8	547
Rosneft PJSC	303	1,914
RusHydro JSC	27,774	299
Sberbank of Russia	2,771	9,629
Severstal PAO	52	767
Surgutneftegas OAO	1,765	801
Tatneft OAO	389	4,187

See accompanying Notes to Financial Statements.

101

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
VTB Bank OJSC	851,905	653
X5 Retail Group NV - GDR	32	866
		46,254
Singapore 0.0%
BOC Aviation Ltd.	52	323
South Africa 6.2%
Anglo American Platinum Ltd.	15	383
AngloGold Ashanti Ltd.	104	859
Aspen Pharmacare Holdings Ltd.	97	1,821
Barclays Africa Group Ltd.	191	2,224
Bid Corp. Ltd.	85	1,704
Bidvest Group Ltd.	84	1,201
Capitec Bank Holdings Ltd.	10	635
Clicks Group Ltd.	66	942
Coronation Fund Managers Ltd.	55	234
Discover Ltd.	96	1,028
Exxaro Resources Ltd.	64	583
FirstRand Ltd.	863	4,009
Fortress REIT Ltd. - Class A	249	278
Fortress REIT Ltd. - Class B	247	270
Foschini Group Ltd.	57	719
Gold Fields Ltd.	211	750
Growthpoint Properties Ltd.	779	1,512
Hyprop Investments Ltd.	72	534
Imperial Holdings Ltd.	40	568
Investec Ltd.	66	462
Kumba Iron Ore Ltd.	15	326
Liberty Holdings Ltd.	28	233
Life Healthcare Group Holdings Ltd.	312	563
MMI Holdings Ltd.	228	296
Mondi Ltd.	29	789
Mr Price Group Ltd.	66	1,087
MTN Group Ltd.	436	3,417
Naspers Ltd. - Class N	112	28,600
Nedbank Group Ltd.	56	1,024
Netcare Ltd.	299	600
Pick n Pay Stores Ltd.	86	468
Pioneer Foods Ltd.	39	318
PSG Group Ltd.	39	608
Rand Merchant Investment Holdings Ltd.	164	446
Redefine Properties Ltd.	1,432	1,093
Remgro Ltd.	140	2,086
Resilient REIT Ltd.	80	328
RMB Holdings Ltd.	187	1,028
Sanlam Ltd.	446	2,269
Sappi Ltd.	135	899
Sasol Ltd.	142	5,208
Shoprite Holdings Ltd.	114	1,827
Spar Group Ltd.	55	738
Standard Bank Group Ltd.	333	4,645
Telkom SA Ltd.	91	323
Tiger Brands Ltd.	41	976
Truworths International Ltd.	110	616
Vodacom Group Ltd.	154	1,377
Woolworths Holdings Ltd.	250	1,009
		83,913
South Korea 13.8%
Amorepacific Corp.	8	2,364
AMOREPACIFIC Group	7	792
BGF Retail Co. Ltd.	2	424
BNK Financial Group Inc.	63	527
Celltrion Healthcare Co. Ltd. (a)	9	877
Celltrion Inc. (a) (b)	21	5,706
Celltrion Pharm Inc. (a)	4	329
Cheil Worldwide Inc.	16	290
CJ CheilJedang Corp.	2	638
CJ Corp.	4	446
CJ E&M Corp. (c)	5	469
CJ Logistics Corp. (a)	2	363
CJ O Shopping Co. Ltd.	1	152
Coway Co. Ltd.	12	908
Daelim Industrial Co. Ltd.	7	486
Daewoo Engineering & Construction Co. Ltd. (a)	55	287
Daum Communications Corp.	12	1,206
	Shares/Par[1]	Value ($)
DB Insurance Co. Ltd.	12	653
DGB Financial Group Inc.	39	355
Dongsuh Cos. Inc.	11	267
Doosan Bobcat Inc.	9	247
Doosan Heavy Industries and Construction Co. Ltd. (a)	14	191
E-Mart Co. Ltd.	5	1,196
GS Engineering & Construction Corp.	12	501
GS Holdings Corp.	13	617
GSretail Co. Ltd.	7	291
Hana Financial Group Inc.	75	2,875
Hankook Tire Co. Ltd.	19	706
Hanmi Pharm Co. Ltd.	2	641
Hanmi Science Co. Ltd.	3	203
Hanon Systems	55	523
Hanssem Co. Ltd.	3	288
Hanwha Chem Corp.	26	510
Hanwha Corp.	11	304
HLB Inc. (a)	8	701
Honam Petrochemical Corp.	4	1,328
Hotel Shilla Co. Ltd.	8	904
Hyosung Corp. (c) (d)	6	757
Hyundai Department Store Co. Ltd.	4	404
Hyundai Development Co. (a)	9	434
Hyundai Engineering & Construction Co. Ltd.	19	999
Hyundai Glovis Co. Ltd.	5	477
Hyundai Heavy Industries Co. Ltd. (a)	9	847
Hyundai Heavy Industries Holdings Co. Ltd. (a)	2	756
Hyundai Marine & Fire Insurance Co. Ltd.	15	468
Hyundai Mobis	18	3,331
Hyundai Motor Co.	40	4,534
Hyundai Steel Co.	20	965
Industrial Bank of Korea	64	885
ING Life Insurance Korea Ltd.	10	373
Kangwon Land Inc.	30	705
KB Financial Group Inc.	103	4,868
KCC Corp.	1	430
KEPCO Plant Service & Engineering Co. Ltd.	5	149
Kia Motors Corp.	66	1,827
Korea Aerospace Industries Ltd. (a)	16	587
Korea Electric Power Corp.	65	1,875
Korea Gas Corp. (a)	7	430
Korea Investment Holdings Co. Ltd.	10	792
Korea Life Insurance Co. Ltd.	89	424
Korea Zinc Co. Ltd.	2	746
Korean Air Lines Co. Ltd.	12	293
KT Corp. - ADR	17	223
KT&G Corp.	31	2,949
Kumho Petro chemical Co. Ltd.	4	455
LG Chem Ltd.	12	3,532
LG Corp.	24	1,533
LG Display Co. Ltd.	57	956
LG Electronics Inc.	27	2,017
LG Household & Health Care Ltd.	2	2,977
LG Innotek Co. Ltd.	4	459
Lotte Corp. (a)	8	403
Lotte Shopping Co. Ltd.	3	522
Medy-Tox Inc.	1	826
Mirae Asset Daewoo Co. Ltd.	106	813
NCSoft Corp.	4	1,476
Netmarble Corp.	6	879
NHN Corp.	7	4,932
OCI Co. Ltd.	5	457
Orion Corp.	6	798
Ottogi Corp.	—	239
Pearl Abyss Corp. (a)	2	303
POSCO	20	6,023
Posco Daewoo Corp.	10	192
S1 Corp.	4	369
Samsung Biologics Co. Ltd. (a)	4	1,546
Samsung C&T Corp.	20	2,083
Samsung Card Co. Ltd.	8	271
Samsung Electro-Mechanics Co. Ltd.	15	1,968
Samsung Electronics Co. Ltd.	1,235	51,772
Samsung Engineering Co. Ltd. (a)	41	579

See accompanying Notes to Financial Statements.

102

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Samsung Fire & Marine Insurance Co. Ltd.	8	1,851
Samsung Heavy Industries Co. Ltd. (a)	100	643
Samsung Life Insurance Co. Ltd.	18	1,572
Samsung SDI Co. Ltd.	14	2,780
Samsung SDS Co. Ltd.	9	1,575
Samsung Securities Co. Ltd.	17	535
Shinhan Financial Group Co. Ltd.	110	4,298
Shinsegae Co. Ltd.	2	637
SillaJen Inc. (a)	13	872
SK C&C Co. Ltd.	8	1,943
SK Hynix Inc.	150	11,546
SK Innovation Co. Ltd.	16	2,970
SK Telecom Co. Ltd.	5	1,075
S-Oil Corp.	11	1,128
Stx Pan Ocean Co. Ltd. (a)	54	236
ViroMed Co. Ltd. (a)	4	756
Woori Bank	118	1,732
Woori Investment & Securities Co. Ltd.	34	451
Yuhan Corp.	2	420
		186,493
Taiwan 11.6%
Acer Inc.	843	693
Advantech Co. Ltd.	87	572
AirTAC International Group	30	428
ASE Technology Holding Co. Ltd.	887	2,086
Asia Cement Corp.	590	649
Asustek Computer Inc.	179	1,634
AU Optronics Corp. (b)	2,187	928
Catcher Technology Co. Ltd.	167	1,872
Cathay Financial Holding Co. Ltd.	2,103	3,717
Chailease Holding Co. Ltd.	295	971
Chang Hwa Commercial Bank	1,391	807
Cheng Shin Rubber Industry Co. Ltd.	496	746
Chicony Electronics Co. Ltd.	123	278
Chimei Innolux Corp. (b)	2,267	816
China Airlines Ltd. (a)	783	245
China Development Financial Holding Corp.	3,459	1,268
China Life Insurance Co. Ltd.	634	670
China Steel Corp.	3,198	2,485
Chinatrust Financial Holding Co. Ltd.	4,446	3,203
Chunghwa Telecom Co. Ltd.	990	3,572
Compal Electronics Inc.	1,125	709
Delta Electronics Inc.	550	1,980
E. Sun Financial Holding Co. Ltd.	2,310	1,612
Eclat Textile Co. Ltd.	44	526
Eva Airways Corp.	494	240
Evergreen Marine Corp Taiwan Ltd. (a)	457	195
Far Eastern New Century Corp.	907	860
Far EasTone Telecommunications Co. Ltd.	409	1,057
Feng Tay Enterprise Co. Ltd.	82	412
First Financial Holding Co. Ltd.	2,512	1,697
Formosa Chemicals & Fibre Corp.	907	3,615
Formosa Petrochemical Corp.	315	1,266
Formosa Plastics Corp.	1,163	4,292
Formosa Taffeta Co. Ltd.	274	300
Foxconn Technology Co. Ltd.	247	604
Fubon Financial Holding Co. Ltd.	1,693	2,842
General Interface Solution Holding Ltd.	45	294
Giant Manufacturing Co. Ltd.	92	389
Globalwafers Co. Ltd.	56	937
Highwealth Construction Corp.	174	258
Hiwin Technologies Corp. (b)	52	618
Hon Hai Precision Industry Co. Ltd.	4,226	11,578
Hotai Motor Co. Ltd.	67	590
HTC Corp. (a)	152	284
Hua Nan Financial Holdings Co. Ltd.	1,819	1,059
Inventec Co. Ltd.	635	500
Largan Precision Co. Ltd.	26	3,847
Lite-On Technology Corp.	522	632
Macronix International Co. Ltd. (b)	442	634
MediaTek Inc.	387	3,824
Mega Financial Holdings Co. Ltd.	2,799	2,470
Micro-Star International Co. Ltd.	160	497
Nan Ya Plastics Corp.	1,329	3,802
	Shares/Par[1]	Value ($)
Nanya Technology Corp. (b)	268	736
Nien Made Enterprise Co. Ltd.	46	394
Novatek Microelectronics Corp.	142	641
Pegatron Corp.	481	992
Phison Electronics Corp.	41	325
Pou Chen Corp.	621	721
Powertech Technology Inc.	207	603
President Chain Store Corp.	145	1,644
Quanta Computer Inc.	698	1,227
Realtek Semiconductor Corp.	138	503
Ruentex Development Co. Ltd.	231	267
Ruentex Industries Ltd.	151	309
Shin Kong Financial Holding Co. Ltd.	2,199	849
SinoPac Financial Holdings Co. Ltd.	2,579	930
Standard Foods Corp.	80	162
Synnex Technology International Corp.	347	524
TaiMed Biologics Inc. (a)	45	463
Taishin Financial Holding Co. Ltd.	2,335	1,103
Taiwan Business Bank	1,075	332
Taiwan Cement Corp.	942	1,309
Taiwan Cooperative Financial Holding	2,182	1,277
Taiwan High Speed Rail Corp.	432	339
Taiwan Mobile Co. Ltd.	403	1,460
Taiwan Semiconductor Manufacturing Co. Ltd.	6,321	45,090
Teco Electric and Machinery Co. Ltd.	457	343
Uni-President Enterprises Corp.	1,267	3,214
United Microelectronics Corp. (c)	3,041	1,691
Vanguard International Semiconductor Corp.	225	515
Walsin Technology Corp.	82	1,129
Win Semiconductors Corp.	85	612
Winbond Electronics Corp.	711	458
Wistron Corp.	652	486
WPG Holdings Co. Ltd.	384	545
Yageo Corp. (b)	59	2,194
Yuanta Financial Holding Co. Ltd.	2,510	1,145
Zhen Ding Technology Holding Ltd.	125	277
		156,869
Thailand 2.2%
Advanced Info Service PCL - NVDR	257	1,434
Airports of Thailand PCL	60	114
Airports of Thailand PCL - NVDR	1,083	2,057
Bangkok Bank PCL - NVDR	50	297
Bangkok Bank PCL	8	47
Bangkok Dusit Medical Services PCL - NVDR	1,049	792
Bangkok Expressway & Metro PCL - NVDR	1,682	378
Banpu PCL	70	41
Banpu PCL - NVDR	405	239
Berli Jucker PCL - NVDR	279	425
BTS Group Holdings PCL	251	67
BTS Group Holdings PCL - NVDR	1,140	303
Bumrungrad Hospital PCL - NVDR	66	333
Bumrungrad Hospital PCL	35	175
Central Pattana PCL	33	70
Central Pattana PCL - NVDR	300	632
Charoen Pokphand Foods PCL	56	41
Charoen Pokphand Foods PCL - NVDR	777	568
CP ALL PCL - NVDR	1,250	2,776
CP ALL PCL	63	139
Delta Electronics Thailand PCL - NVDR	127	224
Electricity Generating PCL - NVDR	27	183
Energy Absolute PCL - NVDR	293	290
Glow Energy PCL - NVDR	122	348
Glow Energy PCL	46	132
Home Product Center PCL - NVDR	767	310
Home Product Center PCL	336	136
Indorama Ventures PCL	26	43
Indorama Ventures PCL - NVDR	388	641
IRPC PCL	239	42
IRPC PCL - NVDR	2,641	462
Kasikornbank PCL	154	930
Kasikornbank PCL - NVDR	321	1,880
Krung Thai Bank PCL	155	78
Krung Thai Bank PCL - NVDR	786	396
Land & Houses Public Co. Ltd. - NVDR	712	243

See accompanying Notes to Financial Statements.

103

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Minor International PCL - NVDR	560	549
Minor International PCL	9	9
PTT Exploration & Production PCL - NVDR	342	1,460
PTT Global Chemical PCL - NVDR	584	1,289
PTT Global Chemical PCL	17	38
PTT PCL	183	266
PTT PCL - NVDR	2,549	3,709
Robinson Public Co. - NVDR	104	176
Siam Cement PCL - NVDR	78	979
Siam Cement PCL	23	286
Siam Commercial Bank PCL - NVDR	456	1,631
Thai Oil PCL - NVDR	254	597
Thai Oil PCL	27	63
Thai Union Frozen Products PCL - NVDR	424	202
Thai Union Group PCL (b)	203	97
TMB Bank PCL - NVDR	3,427	238
True Corp. PCL	341	55
True Corp. PCL - NVDR	2,529	405
		29,315
Turkey 0.7%
Akbank T.A.S.	537	878
Anadolu Efes Biracilik Ve Malt Sanayii A/S	50	255
Arcelik A/S	57	190
Aselsan Elektronik Sanayi Ve Ticaret A/S - Class B	88	442
BIM Birlesik Magazalar A/S	53	774
Coca-Cola Icecek A/S	20	145
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	442	196
Eregli Demir ve Celik Fabrikalari TAS	353	788
Ford Otomotiv Sanayi A/S	18	242
Haci Omer Sabanci Holding A/S	269	517
KOC Holding A/S	197	611
Petkim Petrokimya Holding AS	179	189
TAV Havalimanlari Holding A/S	40	193
Tofas Turk Otomobil Fabrikasi A/S	30	156
Tupras Turkiye Petrol Rafinerileri A/S	32	760
Turk Hava Yollari AO (a)	140	416
Turkcell Iletisim Hizmet A/S	285	752
Turkiye Garanti Bankasi A/S	561	1,024
Turkiye Halk Bankasi A/S	153	246
Turkiye Is Bankasi - Class C	365	454
Turkiye Sise ve Cam Fabrikalari A/S	223	206
Turkiye Vakiflar Bankasi Tao	249	267
Ulker Biskuvi Sanayi A/S (a)	35	137
Yapi ve Kredi Bankasi A/S (a)	409	221
		10,059
United Arab Emirates 0.6%
Abu Dhabi Commercial Bank PJSC	518	995
Aldar Properties PJSC	1,021	561
DAMAC Properties Dubai Co. PJSC	449	251
DP World Ltd.	43	981
Dubai Investments PJSC	489	253
Dubai Islamic Bank PJSC	430	571
Emaar Development PJSC (a)	216	297
Emaar Malls Group PJSC	656	381
Emaar Properties PJSC	879	1,179
Emirates Telecommunications Group Co. PJSC	433	1,903
First Abu Dhabi Bank PJSC	350	1,158
		8,530
United Kingdom 0.2%
Old Mutual Plc (a)	1,271	2,570
Total Common Stocks (cost $1,165,428)		1,299,886
PREFERRED STOCKS 3.2%
Brazil 2.0%
Banco Bradesco SA (f)	868	6,002
Braskem SA - Series A	47	608
Centrais Eletricas Brasileiras SA - Series B	67	237
Cia Brasileira de Distribuicao Grupo Pao de Acucar	40	799
Cia Energetica de Minas Gerais	208	388
Gerdau SA	266	951
Itau Unibanco Holding SA (f)	830	8,606
Itausa - Investimentos Itau SA	1,147	2,721
Lojas Americanas SA (f)	188	808
Petroleo Brasileiro SA (f)	1,007	4,464
	Shares/Par[1]	Value ($)
Telefonica Brasil SA	114	1,345
		26,929
Chile 0.1%
Embotelladora Andina SA - Series B	61	237
Sociedad Quimica y Minera de Chile SA - Series B	31	1,482
		1,719
Colombia 0.1%
Bancolombia SA	113	1,352
Grupo Aval Acciones y Valores	1,086	454
Grupo de Inversiones Suramericana SA	25	298
		2,104
Mexico 0.2%
Grupo Televisa SAB (f)	611	2,316
Russian Federation 0.1%
AK Transneft OAO	—	278
Surgutneftegas OAO	1,745	878
		1,156
South Korea 0.7%
Amorepacific Corp.	2	316
Hyundai Motor Co.	6	446
Hyundai Motor Co.	9	754
LG Chem Ltd.	2	343
LG Household & Health Care Ltd.	1	345
Samsung Electronics Co. Ltd.	221	7,452
		9,656
Total Preferred Stocks (cost $44,908)		43,880
OTHER EQUITY INTERESTS 0.0%
Romania 0.0%
New Europe Property Investments Plc Escrow (a) (c) (g)	94	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 1.1%
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 1.79% (h) (i)	4,449	4,449
Securities Lending Collateral 0.7%
Securities Lending Cash Collateral Fund LLC, 1.99% (h) (i)	9,343	9,343
Treasury Securities 0.1%
U.S. Treasury Bill
1.94%, 09/06/18 (j) (k)	865	862
Total Short Term Investments (cost $14,654)		14,654
Total Investments 100.5% (cost $1,224,990)		1,358,420
Other Derivative Instruments 0.0%		251
Other Assets and Liabilities, Net (0.5)%		(7,644)
Total Net Assets 100.0%		1,351,027

(a)  Non-income producing security.

(b)  All or portion of the security was on loan.

(c)   Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d)   The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(e)   Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(f)   Convertible security.

(g)  Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(h)   Investment in affiliate.

(i)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

(j)   All or a portion of the security is pledged or segregated as collateral.

(k)   The coupon rate represents the yield to maturity.

See accompanying Notes to Financial Statements.

104

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital Industrials Sector Fund
COMMON STOCKS 100.2%
Industrials 100.0%
3M Co.	9	1,710
AAON Inc.	1	21
AAR Corp.	—	22
ABM Industries Inc.	1	28
ACCO Brands Corp.	2	21
Actuant Corp. - Class A	1	26
Acuity Brands Inc.	1	71
Advanced Disposal Services Inc. (a)	1	23
Advanced Drainage Systems Inc.	1	17
AECOM (a)	2	78
Aegion Corp. (a)	1	13
Aerojet Rocketdyne Holdings Inc. (a)	1	30
Aerovironment Inc. (a)	—	22
AGCO Corp.	1	56
Air Lease Corp. - Class A	1	60
Air Transport Services Group Inc. (a)	—	5
Aircastle Ltd.	1	18
Alamo Group Inc.	—	13
Albany International Corp. - Class A	—	26
Allegiant Travel Co.	—	9
Allegion Plc	1	107
Allison Transmission Holdings Inc.	2	74
Altra Holdings Inc.	—	18
Amerco Inc.	—	46
American Airlines Group Inc.	2	65
American Railcar Industries Inc. (b)	—	5
American Woodmark Corp. (a)	—	20
AMETEK Inc.	3	243
AO Smith Corp.	2	125
Apogee Enterprises Inc.	—	20
Applied Industrial Technologies Inc.	1	41
ArcBest Corp.	—	18
Arconic Inc.	6	107
Argan Inc.	—	9
Armstrong Flooring Inc. (a)	—	5
Armstrong World Industries Inc. (a)	1	42
Astec Industries Inc.	—	19
Astronics Corp. (a)	—	11
Atkore International Group Inc. (a)	1	15
Atlas Air Worldwide Holdings Inc. (a)	—	7
Avis Budget Group Inc. (a)	1	33
Axon Enterprise Inc. (a)	1	49
AZZ Inc.	—	17
Barnes Group Inc.	1	43
Barrett Business Services Inc.	—	10
Beacon Roofing Supply Inc. (a)	1	44
Blue Bird Corp. (a)	—	5
BMC Stock Holdings Inc. (a)	1	20
Boeing Co.	8	2,738
Brady Corp. - Class A	1	28
Briggs & Stratton Corp.	1	11
Brink's Co.	1	60
Builders FirstSource Inc. (a)	2	30
BWX Technologies Inc.	1	90
C.H. Robinson Worldwide Inc.	2	170
CAI International Inc. (a)	—	7
Carlisle Cos. Inc.	1	97
Casella Waste Systems Inc. - Class A (a)	1	14
Caterpillar Inc.	9	1,183
CBIZ Inc. (a)	1	17
Chart Industries Inc. (a)	—	26
Cimpress NV (a)	—	49
Cintas Corp.	1	244
CIRCOR International Inc.	—	9
Civeo Corp. (a)	2	6
Clean Harbors Inc. (a)	1	43
Colfax Corp. (a)	1	41
Columbus Mckinnon Corp.	—	13
Comfort Systems USA Inc.	1	25
Continental Building Products Inc. (a)	1	17
Copart Inc. (a)	3	172
	Shares/Par[1]	Value ($)
CoStar Group Inc. (a)	1	217
Covanta Holding Corp.	2	29
Covenant Transportation Group Inc. - Class A (a)	—	7
Crane Co.	1	55
CSW Industrials Inc. (a)	—	12
CSX Corp.	12	784
Cubic Corp.	—	23
Cummins Inc.	2	305
Curtiss-Wright Corp.	1	74
Daseke Inc. (a)	1	6
Deere & Co.	4	626
Delta Air Lines Inc.	3	127
Deluxe Corp.	1	46
Donaldson Co. Inc.	2	85
Douglas Dynamics Inc.	—	16
Dover Corp.	2	165
Dun & Bradstreet Corp.	1	66
DXP Enterprises Inc. (a)	—	9
Dycom Industries Inc. (a)	—	42
Eaton Corp. Plc	6	480
Echo Global Logistics Inc. (a)	—	12
EMCOR Group Inc.	1	65
Emerson Electric Co.	9	640
Encore Wire Corp.	—	14
Energy Recovery Inc. (a) (b)	1	4
EnerSys Inc.	1	46
Engility Holdings Inc. (a)	—	9
Ennis Inc.	—	7
EnPro Industries Inc.	—	22
Equifax Inc.	2	219
ESCO Technologies Inc.	—	22
Essendant Inc.	1	7
Esterline Technologies Corp. (a)	—	29
Evoqua Water Technologies Corp. (a)	1	18
Expeditors International of Washington Inc.	3	188
Exponent Inc.	1	37
Fastenal Co.	4	202
Federal Signal Corp.	1	20
FedEx Corp.	4	843
Flowserve Corp.	2	76
Fluor Corp.	2	99
Forrester Research Inc.	—	7
Fortive Corp.	5	352
Fortune Brands Home & Security Inc.	2	119
Forward Air Corp.	—	26
Foundation Building Materials Inc. (a)	—	4
Franklin Electric Co. Inc.	1	27
FTI Consulting Inc. (a)	1	34
Gardner Denver Holdings Inc. (a)	2	46
Gates Industrial Corp. Plc (a)	1	15
GATX Corp.	1	40
Generac Holdings Inc. (a)	1	47
General Dynamics Corp.	4	686
General Electric Co.	127	1,725
Genesee & Wyoming Inc. - Class A (a)	1	73
Gibraltar Industries Inc. (a)	—	18
Global Brass & Copper Holdings Inc.	—	10
GMS Inc. (a)	1	13
Gorman-Rupp Co.	—	9
GP Strategies Corp. (a)	—	3
Graco Inc.	2	111
Granite Construction Inc.	1	37
Great Lakes Dredge & Dock Corp. (a)	1	4
Greenbrier Cos. Inc.	—	22
Griffon Corp.	—	8
H&E Equipment Services Inc.	—	18
Harris Corp.	2	250
Harsco Corp. (a)	1	26
Hawaiian Holdings Inc.	—	7
HD Supply Holdings Inc. (a)	3	110
Healthcare Services Group Inc. (b)	1	48
Heartland Express Inc.	1	12
HEICO Corp.	1	45
HEICO Corp. - Class A	1	67
Heidrick & Struggles International Inc.	—	10

See accompanying Notes to Financial Statements.

105

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Herc Holdings Inc. (a)	—	18
Heritage-Crystal Clean Inc. (a)	—	5
Herman Miller Inc.	1	31
Hertz Global Holdings Inc. (a) (b)	1	12
Hexcel Corp.	1	87
Hillenbrand Inc.	1	45
HNI Corp.	1	23
Honeywell International Inc.	11	1,581
HUB Group Inc. - Class A (a)	1	24
Hubbell Inc.	1	84
Huntington Ingalls Industries Inc.	1	141
Huron Consulting Group Inc. (a)	—	13
Hyster-Yale Materials Handling Inc. - Class A	—	7
ICF International Inc.	—	19
IDEX Corp.	1	152
IHS Markit Ltd. (a)	6	300
Illinois Tool Works Inc.	4	621
Ingersoll-Rand Plc	4	323
InnerWorkings Inc. (a)	1	7
Insperity Inc.	1	52
Insteel Industries Inc.	—	9
Interface Inc.	1	20
ITT Inc.	1	67
Jacobs Engineering Group Inc.	2	118
JB Hunt Transport Services Inc.	1	155
JELD-WEN Holding Inc. (a)	1	36
John Bean Technologies Corp.	—	41
Johnson Controls International Plc	14	452
Kadant Inc.	—	15
Kaman Corp.	—	25
Kansas City Southern	2	159
KAR Auction Services Inc.	2	107
KBR Inc.	2	36
Kelly Services Inc. - Class A	—	11
Kennametal Inc.	1	44
Keyw Holding Corp. (a) (b)	1	6
Kforce Inc.	—	12
Kimball International Inc. - Class B	1	9
Kirby Corp. (a)	—	19
KLX Inc. (a)	1	52
Knight-Swift Transportation Holdings Inc. - Class A	2	75
Knoll Inc.	1	15
Korn/Ferry International	1	48
Kratos Defense & Security Solutions Inc. (a) (b)	1	14
L3 Technologies Inc.	1	219
Landstar System Inc.	1	67
Lennox International Inc.	1	108
Lincoln Electric Holdings Inc.	1	79
Lindsay Corp.	—	16
Lockheed Martin Corp.	4	1,108
LSC Communications Inc.	1	8
Lydall Inc. (a)	—	11
Macquarie Infrastructure Co. LLC	1	51
Manitowoc Co. Inc. (a)	1	13
Manpower Inc.	1	85
Marten Transport Ltd.	1	14
Masco Corp.	5	171
Masonite International Corp. (a)	—	30
MasTec Inc. (a)	1	49
Matson Inc.	—	6
Matthews International Corp. - Class A	—	27
McGrath RentCorp	—	23
Mercury Systems Inc. (a)	1	26
Meritor Inc. (a)	1	25
Middleby Corp. (a) (b)	1	85
Milacron Holdings Corp. (a)	1	20
Mistras Group Inc. (a)	—	5
Mobile Mini Inc.	1	31
Moog Inc. - Class A	—	36
MRC Global Inc. (a)	1	29
MSA Safety Inc.	1	52
MSC Industrial Direct Co. - Class A	1	55
Mueller Industries Inc.	1	24
Mueller Water Products Inc. - Class A	2	28
Multi-Color Corp.	—	13
	Shares/Par[1]	Value ($)
MYR Group Inc. (a)	—	9
National Presto Industries Inc. (b)	—	8
Navigant Consulting Inc. (a)	1	15
Navistar International Corp. (a)	1	27
NCI Building Systems Inc. (a)	1	14
Nexeo Solutions Inc. (a)	—	4
Nielsen Holdings Plc	5	161
NN Inc.	—	8
Nordson Corp.	1	97
Norfolk Southern Corp.	4	625
Northrop Grumman Systems Corp.	2	742
NOW Inc. (a)	2	21
NV5 Holdings Inc. (a)	—	9
nVent Electric Plc (a)	3	64
Old Dominion Freight Line Inc.	1	134
Omega Flex Inc.	—	4
Oshkosh Corp.	1	78
Owens Corning Inc.	2	103
PACCAR Inc.	5	318
Parker Hannifin Corp.	2	302
Park-Ohio Holdings Corp.	—	5
Patrick Industries Inc. (a)	—	20
Pentair Plc	3	106
PGT Innovations Inc. (a)	1	15
Pitney Bowes Inc.	3	23
Plug Power Inc. (a) (b)	3	7
Powell Industries Inc.	—	4
Primoris Services Corp.	1	16
Proto Labs Inc. (a)	—	46
Quad/Graphics Inc. - Class A	—	10
Quanex Building Products Corp.	—	9
Quanta Services Inc. (a)	2	75
Raven Industries Inc.	1	21
Raytheon Co.	4	813
RBC Bearings Inc. (a)	—	47
Regal-Beloit Corp.	1	53
Republic Services Inc.	3	231
Resources Connection Inc.	—	7
REV Group Inc. (b)	—	7
Rexnord Corp. (a)	2	44
Robert Half International Inc.	2	118
Rockwell Automation Inc.	2	310
Rockwell Collins Inc.	2	322
Rollins Inc.	1	75
Roper Industries Inc.	2	414
RR Donnelley & Sons Co.	1	6
Rush Enterprises Inc. - Class A (a)	—	20
Rush Enterprises Inc. - Class B (a)	—	3
Ryder System Inc.	1	57
Saia Inc. (a)	—	30
Sensata Technologies Holding Plc (a)	3	120
Simpson Manufacturing Co. Inc.	1	40
SiteOne Landscape Supply Inc. (a)	1	46
SkyWest Inc.	—	10
Snap-On Inc.	1	133
Southwest Airlines Co.	2	109
SP Plus Corp. (a)	—	12
Spartan Motors Inc.	1	8
Spirit Aerosystems Holdings Inc. - Class A	2	143
Spirit Airlines Inc. (a) (b)	—	9
SPX Corp. (a)	1	21
SPX Flow Technology USA Inc. (a)	1	27
Standex International Corp.	—	19
Stanley Black & Decker Inc.	2	298
Steelcase Inc. - Class A	1	17
Stericycle Inc. (a)	1	81
Sun Hydraulics Corp.	—	20
Sunrun Inc. (a) (b)	1	16
Team Inc. (a) (b)	—	10
Teledyne Technologies Inc. (a)	1	103
Tennant Co.	—	20
Terex Corp.	1	49
Tetra Tech Inc.	1	47
Textron Inc.	4	251
Thermon Group Holdings Inc. (a)	—	11

See accompanying Notes to Financial Statements.

106

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Timken Co.	1	44
Titan International Inc.	1	8
Titan Machinery Inc. (a)	—	4
Toro Co.	2	94
TPI Composites Inc. (a)	—	7
TransDigm Group Inc.	1	236
TransUnion LLC	3	192
Trex Co. Inc. (a)	1	53
TriMas Corp. (a)	1	20
TriNet Group Inc. (a)	1	38
Trinity Industries Inc.	2	67
Triton International Ltd. - Class A	1	24
Triumph Group Inc.	1	14
TrueBlue Inc. (a)	1	16
Tutor Perini Corp. (a)	1	11
UniFirst Corp.	—	38
Union Pacific Corp.	11	1,627
United Continental Holdings Inc. (a)	1	72
United Parcel Service Inc. - Class B	10	1,067
United Rentals Inc. (a)	1	181
United Technologies Corp.	11	1,386
Univar Inc. (a)	2	44
Universal Forest Products Inc.	1	34
Universal Logistics Holdings Inc.	—	3
US Ecology Inc.	—	19
USG Corp. (a)	1	57
Valmont Industries Inc.	—	51
Verisk Analytics Inc. (a)	2	246
Veritiv Corp. (a)	—	7
Viad Corp.	—	17
Vicor Corp. (a)	—	11
VSE Corp.	—	6
Wabash National Corp.	1	16
WABCO Holdings Inc. (a)	1	91
Wabtec Corp.	1	124
WageWorks Inc. (a)	1	29
Waste Connections Inc.	4	289
Waste Management Inc.	6	514
Watsco Inc.	—	79
Watts Water Technologies Inc. - Class A	—	33
Welbilt Inc. (a)	2	44
Werner Enterprises Inc.	1	26
Wesco Aircraft Holdings Inc. (a)	1	10
WESCO International Inc. (a)	1	39
Willscot Corp. (a) (b)	—	6
Woodward Governor Co.	1	61
WW Grainger Inc.	1	214
XPO Logistics Inc. (a)	2	175
Xylem Inc.	3	177
YRC Worldwide Inc. (a)	1	5
		40,866
Information Technology 0.2%
ASGN Inc. (a)	1	60
Systemax Inc.	—	6
		66
Total Common Stocks (cost $42,843)		40,932
INVESTMENT COMPANIES 0.0%
Vanguard Industrials ETF	—	18
Total Investment Companies (cost $17)		18
SHORT TERM INVESTMENTS 0.6%
Securities Lending Collateral 0.6%
Securities Lending Cash Collateral Fund LLC, 1.99% (c) (d)	241	241
Treasury Securities 0.0%
U.S. Treasury Bill
1.94%, 09/06/18 (e) (f)	19	19
Total Short Term Investments (cost $260)		260
Total Investments 100.8% (cost $43,120)		41,210
Other Assets and Liabilities, Net (0.8)%		(344)
Total Net Assets 100.0%		40,866

(a)  Non-income producing security.

(b)  All or portion of the security was on loan.

(c)   Investment in affiliate.

Shares/Par[1]	Value ($)

(d)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

(e)   All or a portion of the security is pledged or segregated as collateral.

(f)  The coupon rate represents the yield to maturity.

JNL/Mellon Capital Real Estate Sector Fund
COMMON STOCKS 99.6%
Financials 0.6%
Redfin Corp. (a) (b)	6	149
VICI Properties Inc.	39	809
		958
Real Estate 99.0%
Acadia Realty Trust	12	331
Agree Realty Corp.	4	230
Alexander & Baldwin Inc.	10	228
Alexander's Inc.	—	127
Alexandria Real Estate Equities Inc.	14	1,806
Altisource Portfolio Solutions SA (a) (b)	2	44
American Assets Trust Inc.	5	180
American Campus Communities Inc.	19	834
American Homes For Rent - Class A	36	804
American Tower Corp.	63	9,011
Americold Realty Trust	8	180
Apartment Investment & Management Co. - Class A	22	946
Apple Hospitality REIT Inc.	31	555
Armada Hoffler Properties Inc.	7	100
Ashford Hospitality Trust Inc.	13	106
AvalonBay Communities Inc.	20	3,371
Boston Properties Inc.	22	2,737
Braemar Hotels & Resorts Inc.	4	44
Brandywine Realty Trust	25	421
Brixmor Property Group Inc.	43	750
Camden Property Trust	13	1,193
CareTrust REIT Inc.	11	178
CatchMark Timber Trust Inc. - Class A	7	85
CBL & Associates Properties Inc. (b)	24	132
CBRE Group Inc. - Class A (a)	46	2,178
Cedar Realty Trust Inc.	14	68
Chatham Lodging Trust	7	144
Chesapeake Lodging Trust	9	273
Colony Capital Inc. - Class A (b)	68	426
Columbia Property Trust Inc.	17	380
Community Healthcare Trust Inc.	2	71
CoreCivic Inc.	17	399
CorePoint Lodging Inc. (a)	6	153
Coresite Realty Corp.	5	544
Corporate Office Properties Trust	14	410
Cousins Properties Inc.	60	581
Crown Castle International Corp.	58	6,218
CubeSmart	26	835
CyrusOne Inc.	13	785
DCT Industrial Trust Inc.	13	883
DDR Corp.	22	398
DiamondRock Hospitality Co.	29	353
Digital Realty Trust Inc.	29	3,255
Douglas Emmett Inc.	23	920
Duke Realty Corp.	51	1,468
Easterly Government Properties Inc.	6	121
EastGroup Properties Inc.	5	472
Education Realty Trust Inc.	11	448
Empire State Realty Trust Inc. - Class A	20	337
EPR Properties	10	674
Equinix Inc.	11	4,826
Equity Commonwealth (a)	18	562
Equity Lifestyle Properties Inc.	12	1,102
Equity Residential Properties Inc.	52	3,329
Essex Property Trust Inc.	9	2,243
Extra Space Storage Inc.	18	1,778
Federal Realty Investment Trust	10	1,308
First Industrial Realty Trust Inc.	17	574
Five Point Holdings LLC - Class A (a) (b)	8	87
Forest City Realty Trust Inc. - Class A	31	715
Forestar Group Inc. (a) (b)	2	31
Four Corners Property Trust Inc.	9	215

See accompanying Notes to Financial Statements.

107

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Franklin Street Properties Corp.	15	131
Front Yard Residential Corp.	8	80
FRP Holdings Inc. (a)	1	65
Gaming and Leisure Properties Inc.	29	1,022
Geo Group Inc.	18	488
Getty Realty Corp.	5	142
GGP Inc.	95	1,936
Gladstone Commercial Corp.	4	72
Global Net Lease Inc.	9	193
Government Properties Income Trust	14	224
Gramercy Property Trust	23	628
HCP Inc.	67	1,723
Healthcare Realty Trust Inc.	18	521
Healthcare Trust of America Inc. - Class A	29	785
Hersha Hospitality Trust	5	117
HFF Inc. - Class A	5	177
Highwoods Properties Inc.	15	737
Hospitality Properties Trust	23	668
Host Hotels & Resorts Inc.	104	2,194
Howard Hughes Corp. (a)	6	773
Hudson Pacific Properties Inc.	22	781
Independence Realty Trust Inc.	13	129
Industrial Logistics Properties Trust	3	73
InfraREIT Inc.	6	137
Investors Real Estate Trust	18	100
Invitation Homes Inc.	44	1,019
Iron Mountain Inc.	38	1,340
iStar Inc. (a)	9	99
JBG Smith Properties	16	574
Jones Lang LaSalle Inc.	6	1,063
Kennedy-Wilson Holdings Inc.	19	410
Kilroy Realty Corp.	14	1,052
Kimco Realty Corp.	61	1,028
Kite Realty Group Trust	12	201
Lamar Advertising Co. - Class A	12	814
LaSalle Hotel Properties	16	544
Lexington Realty Trust	31	272
Liberty Property Trust	21	932
Life Storage Inc.	7	641
LTC Properties Inc.	6	241
Macerich Co.	15	856
Mack-Cali Realty Corp.	13	258
Marcus & Millichap Inc. (a)	3	101
Medical Properties Trust Inc.	51	720
MGM Growth Properties LLC - Class A (b)	10	307
Mid-America Apartment Communities Inc.	16	1,624
Monmouth Real Estate Investment Corp. - Class A	10	170
National Health Investors Inc.	6	438
National Retail Properties Inc.	22	966
National Storage Affiliates Trust	7	217
New Senior Investment Group Inc.	12	93
New York REIT Inc. (b)	3	48
Nexpoint Residential Trust Inc.	3	77
NorthStar Realty Europe Corp.	7	102
Omega Healthcare Investors Inc. (b)	28	875
One Liberty Properties Inc.	2	56
Outfront Media Inc.	20	384
Paramount Group Inc.	30	460
Park Hotels & Resorts Inc.	29	875
Pebblebrook Hotel Trust	10	375
Pennsylvania REIT (b)	10	115
Physicians Realty Trust	26	408
Piedmont Office Realty Trust Inc. - Class A	20	389
PotlatchDeltic Corp.	8	431
Preferred Apartment Communities Inc.	5	85
ProLogis Inc.	75	4,957
PS Business Parks Inc.	3	373
Public Storage	22	5,035
QTS Realty Trust Inc. - Class A	7	285
Quality Care Properties Inc. (a)	13	284
Ramco-Gershenson Properties Trust	11	143
Rayonier Inc.	18	705
RE/MAX Holdings Inc. - Class A	2	130
Realogy Holdings Corp. (b)	18	417
Realty Income Corp.	40	2,172
	Shares/Par[1]	Value ($)
Regency Centers Corp.	22	1,354
Retail Opportunity Investments Corp.	16	303
Retail Properties of America Inc. - Class A	32	405
Rexford Industrial Realty Inc.	11	357
RLJ Lodging Trust	25	541
RMR Group Inc. - Class A	1	71
Ryman Hospitality Properties	7	547
Sabra Healthcare REIT Inc.	26	555
Saul Centers Inc.	2	100
SBA Communications Corp. (a)	16	2,719
Select Income REIT	10	214
Senior Housing Properties Trust	33	605
Seritage Growth Properties - Class A (b)	5	198
Simon Property Group Inc.	45	7,728
SL Green Realty Corp.	13	1,285
Spirit MTA REIT (a)	6	67
Spirit Realty Capital Inc.	63	508
St. Joe Co. (a)	6	103
STAG Industrial Inc.	14	382
STORE Capital Corp.	25	684
Summit Hotel Properties Inc.	15	212
Sun Communities Inc.	11	1,101
Sunstone Hotel Investors Inc.	32	535
Tanger Factory Outlet Centers Inc.	13	313
Taubman Centers Inc.	9	512
Tejon Ranch Co. (a)	3	73
Terreno Realty Corp	8	301
Tier REIT Inc.	7	159
UDR Inc.	38	1,426
UMH Properties Inc.	5	73
Uniti Group Inc.	24	478
Universal Health Realty Income Trust	2	125
Urban Edge Properties	16	369
Urstadt Biddle Properties Inc. - Class A	4	101
Ventas Inc.	50	2,869
Vereit Inc.	137	1,021
Vornado Realty Trust	24	1,787
Washington Prime Group Inc. (b)	26	214
Washington REIT	11	337
Weingarten Realty Investors	17	538
Welltower Inc.	53	3,296
Weyerhaeuser Co.	107	3,901
Whitestone REIT	5	64
WP Carey Inc.	15	999
Xenia Hotels & Resorts Inc.	15	364
		152,908
Total Common Stocks (cost $151,656)		153,866
INVESTMENT COMPANIES 0.0%
Fidelity MSCI Real Estate Index ETF	1	12
Total Investment Companies (cost $11)		12
SHORT TERM INVESTMENTS 1.4%
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 1.79% (c) (d)	124	124
Securities Lending Collateral 1.3%
Securities Lending Cash Collateral Fund LLC, 1.99% (c) (d)	2,047	2,047
Treasury Securities 0.0%
U.S. Treasury Bill
1.94%, 09/06/18 (e) (f)	20	20
Total Short Term Investments (cost $2,191)		2,191
Total Investments 101.0% (cost $153,858)		156,069
Other Derivative Instruments 0.0%		3
Other Assets and Liabilities, Net (1.0)%		(1,606)
Total Net Assets 100.0%		154,466

(a)  Non-income producing security.

(b)  All or portion of the security was on loan.

(c)   Investment in affiliate.

(d)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

(e)   All or a portion of the security is pledged or segregated as collateral.

(f)  The coupon rate represents the yield to maturity.

See accompanying Notes to Financial Statements.

108

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital S&P 500 Index Fund
COMMON STOCKS 99.1%
Consumer Discretionary 12.8%
Advance Auto Parts Inc.	26	3,589
Amazon.com Inc. (a)	138	234,283
Aptiv Plc	91	8,321
AutoZone Inc. (a)	9	6,138
Best Buy Co. Inc.	84	6,283
Booking Holdings Inc. (a) (b)	17	33,674
BorgWarner Inc.	65	2,790
Carmax Inc. (a) (b)	61	4,459
Carnival Plc	141	8,070
CBS Corp. - Class B	118	6,631
Charter Communications Inc. - Class A (a) (b)	64	18,631
Chipotle Mexican Grill Inc. (a)	9	3,690
Comcast Corp. - Class A	1,573	51,599
D.R. Horton Inc.	121	4,950
Darden Restaurants Inc.	41	4,345
Discovery Inc. - Class A (a) (b)	55	1,518
Discovery Inc. - Class C (a)	116	2,957
DISH Network Corp. - Class A (a)	76	2,543
Dollar General Corp.	89	8,732
Dollar Tree Inc. (a)	79	6,758
Expedia Group Inc.	41	4,879
Foot Locker Inc.	43	2,268
Ford Motor Co.	1,339	14,823
Gap Inc. (b)	74	2,410
Garmin Ltd.	42	2,578
General Motors Co.	435	17,146
Genuine Parts Co. (b)	49	4,540
Goodyear Tire & Rubber Co.	82	1,903
H&R Block Inc. (b)	70	1,598
HanesBrands Inc. (b)	123	2,699
Harley-Davidson Inc. (b)	57	2,420
Hasbro Inc. (b)	37	3,431
Hilton Worldwide Holdings Inc.	96	7,642
Home Depot Inc.	395	77,061
Interpublic Group of Cos. Inc. (b)	128	3,003
Kohl's Corp. (b)	57	4,128
Leggett & Platt Inc. (b)	49	2,173
Lennar Corp. - Class A	92	4,851
Limited Brands Inc. (b)	84	3,095
LKQ Corp. (a)	111	3,539
Lowe's Cos. Inc.	282	26,914
Macy's Inc. (b)	105	3,918
Marriott International Inc. - Class A	102	12,980
Mattel Inc. (b)	111	1,825
McDonald's Corp.	269	42,133
MGM Resorts International (b)	175	5,077
Michael Kors Holdings Ltd. (a)	52	3,441
Mohawk Industries Inc. (a) (b)	21	4,599
Netflix Inc. (a)	149	58,233
Newell Brands Inc.	163	4,195
News Corp. - Class A	138	2,140
News Corp. - Class B	38	597
Nike Inc. - Class B	443	35,275
Nordstrom Inc. (b)	36	1,865
Norwegian Cruise Line Holdings Ltd. (a)	70	3,309
Omnicom Group Inc. (b)	79	6,023
O'Reilly Automotive Inc. (a)	29	7,932
Pulte Homes Inc. (b)	92	2,639
PVH Corp.	26	3,835
Ralph Lauren Corp. - Class A	19	2,409
Ross Stores Inc.	130	10,997
Royal Caribbean Cruises Ltd.	57	5,899
Starbucks Corp. (b)	473	23,104
Tapestry Inc.	95	4,448
Target Corp. (b)	183	13,910
Tiffany & Co.	35	4,664
TJX Cos. Inc.	216	20,540
Tractor Supply Co.	42	3,239
TripAdvisor Inc. (a)	37	2,058
Twenty-First Century Fox Inc. - Class A	361	17,918
Twenty-First Century Fox Inc. - Class B	150	7,398
	Shares/Par[1]	Value ($)
Ulta Beauty Inc. (a)	20	4,597
Under Armour Inc. - Class A (a)	65	1,457
Under Armour Inc. - Class C (a)	65	1,376
VF Corp.	111	9,092
Viacom Inc. - Class B	116	3,501
Walt Disney Co. (b)	509	53,366
Whirlpool Corp.	22	3,212
Wynn Resorts Ltd.	29	4,841
Yum! Brands Inc.	111	8,677
		1,019,781
Consumer Staples 6.8%
Altria Group Inc.	650	36,928
Archer-Daniels-Midland Co.	192	8,820
Brown-Forman Corp. - Class B (b)	89	4,358
Campbell Soup Co. (b)	70	2,855
Church & Dwight Co. Inc. (b)	85	4,507
Clorox Co.	43	5,842
Coca-Cola Co.	1,311	57,491
Colgate-Palmolive Co.	298	19,326
ConAgra Brands Inc.	139	4,973
Constellation Brands Inc. - Class A	58	12,749
Costco Wholesale Corp.	150	31,279
Coty Inc. - Class A (b)	172	2,423
Estee Lauder Cos. Inc. - Class A	77	10,931
General Mills Inc. (b)	203	8,971
Hershey Co.	47	4,374
Hormel Foods Corp.	98	3,630
JM Smucker Co. (b)	39	4,174
Kellogg Co. (b)	85	5,946
Kimberly-Clark Corp. (b)	120	12,650
Kraft Heinz Foods Co.	201	12,653
Kroger Co. (b)	274	7,799
McCormick & Co. Inc. (b)	41	4,722
Molson Coors Brewing Co. - Class B (b)	63	4,269
Mondelez International Inc. - Class A	508	20,849
Monster Beverage Corp. (a)	140	8,040
PepsiCo Inc.	484	52,696
Philip Morris International Inc.	529	42,747
Procter & Gamble Co.	860	67,116
Sysco Corp.	167	11,435
Tyson Foods Inc. - Class A (b)	101	6,964
Walgreens Boots Alliance Inc. (b)	294	17,663
Walmart Inc.	496	42,497
		541,677
Energy 6.3%
Anadarko Petroleum Corp.	176	12,872
Andeavor Corp.	48	6,265
Apache Corp. (b)	128	5,979
Baker Hughes a GE Co. LLC - Class A (b)	143	4,738
Cabot Oil & Gas Corp.	157	3,744
Chevron Corp.	654	82,690
Cimarex Energy Co. (b)	31	3,171
Concho Resources Inc. (a) (b)	50	6,904
ConocoPhillips Co.	401	27,900
Devon Energy Corp.	177	7,770
EOG Resources Inc.	197	24,540
EQT Corp.	86	4,754
Exxon Mobil Corp.	1,449	119,885
Halliburton Co.	300	13,500
Helmerich & Payne Inc. (b)	39	2,463
Hess Corp. (b)	90	6,015
HollyFrontier Corp.	60	4,135
Kinder Morgan Inc.	648	11,451
Marathon Oil Corp.	304	6,334
Marathon Petroleum Corp.	158	11,105
National Oilwell Varco Inc. (b)	126	5,480
Newfield Exploration Co. (a) (b)	71	2,150
Noble Energy Inc.	165	5,833
Occidental Petroleum Corp.	262	21,923
ONEOK Inc.	140	9,749
Phillips 66	143	16,041
Pioneer Natural Resources Co.	57	10,839
Schlumberger Ltd.	471	31,576
TechnipFMC Plc	155	4,936

See accompanying Notes to Financial Statements.

109

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Valero Energy Corp.	148	16,389
Williams Cos. Inc.	278	7,548
		498,679
Financials 13.8%
Affiliated Managers Group Inc.	20	2,942
Aflac Inc.	271	11,645
Allstate Corp.	123	11,237
American Express Co.	245	24,026
American International Group Inc.	306	16,210
Ameriprise Financial Inc.	50	6,991
Aon Plc - Class A	84	11,527
Arthur J Gallagher & Co.	64	4,188
Assurant Inc.	18	1,817
Bank of America Corp.	3,229	91,041
Bank of New York Mellon Corp. (c)	344	18,580
BB&T Corp.	265	13,385
Berkshire Hathaway Inc. - Class B (a)	659	122,957
BlackRock Inc.	42	20,939
Brighthouse Financial Inc. (a)	41	1,642
Capital One Financial Corp.	165	15,147
CBOE Global Markets Inc.	38	3,959
Charles Schwab Corp.	410	20,949
Chubb Ltd.	159	20,244
Cincinnati Financial Corp.	50	3,327
Citigroup Inc.	873	58,426
Citizens Financial Group Inc.	171	6,664
CME Group Inc.	116	19,096
Comerica Inc.	59	5,393
Discover Financial Services	120	8,426
E*TRADE Financial Corp. (a)	89	5,468
Everest Re Group Ltd.	14	3,208
Fifth Third Bancorp (b)	240	6,902
Franklin Resources Inc.	116	3,713
Goldman Sachs Group Inc.	120	26,563
Hartford Financial Services Group Inc.	126	6,431
Huntington Bancshares Inc.	378	5,575
Intercontinental Exchange Inc.	201	14,779
Invesco Ltd.	134	3,570
Jefferies Financial Group Inc.	105	2,384
JPMorgan Chase & Co.	1,166	121,469
KeyCorp	371	7,252
Lincoln National Corp.	75	4,675
Loews Corp.	90	4,346
M&T Bank Corp.	50	8,477
Marsh & McLennan Cos. Inc.	174	14,245
MetLife Inc.	348	15,183
Moody's Corp.	56	9,536
Morgan Stanley	467	22,133
MSCI Inc.	31	5,070
NASDAQ Inc.	42	3,801
Northern Trust Corp.	72	7,452
People's United Financial Inc. (b)	113	2,039
PNC Financial Services Group Inc.	162	21,874
Principal Financial Group Inc.	90	4,766
Progressive Corp.	199	11,784
Prudential Financial Inc.	145	13,571
Raymond James Financial Inc.	44	3,962
Regions Financial Corp.	384	6,823
S&P Global Inc.	87	17,773
State Street Corp.	126	11,773
SunTrust Banks Inc.	160	10,558
SVB Financial Group (a)	18	5,206
Synchrony Financial	251	8,364
T. Rowe Price Group Inc.	82	9,512
Torchmark Corp.	36	2,956
Travelers Cos. Inc.	94	11,540
U.S. Bancorp	538	26,908
Unum Group	75	2,770
Wells Fargo & Co.	1,501	83,220
Willis Towers Watson Plc	45	6,881
XL Group Ltd.	87	4,847
Zions Bancorp (b)	67	3,544
		1,093,661
	Shares/Par[1]	Value ($)
Health Care 13.9%
Abbott Laboratories (b)	600	36,588
AbbVie Inc.	520	48,166
Abiomed Inc. (a)	14	5,862
Aetna Inc.	112	20,582
Agilent Technologies Inc.	108	6,705
Alexion Pharmaceuticals Inc. (a)	76	9,403
Align Technology Inc. (a)	25	8,462
Allergan Plc	116	19,334
AmerisourceBergen Corp.	55	4,732
Amgen Inc.	229	42,228
Anthem Inc.	87	20,803
Baxter International Inc.	170	12,524
Becton Dickinson & Co.	91	21,738
Biogen Inc. (a)	72	20,809
Boston Scientific Corp. (a)	472	15,431
Bristol-Myers Squibb Co.	558	30,898
Cardinal Health Inc.	106	5,192
Celgene Corp. (a)	243	19,273
Centene Corp. (a)	70	8,641
Cerner Corp. (a)	106	6,363
CIGNA Corp.	84	14,270
Cooper Cos. Inc.	17	3,912
CVS Health Corp.	346	22,294
Danaher Corp.	209	20,645
DaVita Inc. (a)	48	3,331
Dentsply Sirona Inc.	77	3,354
Edwards Lifesciences Corp. (a)	72	10,421
Eli Lilly & Co.	328	27,990
Envision Healthcare Corp. (a) (b)	43	1,879
Express Scripts Holding Co. (a)	192	14,860
Gilead Sciences Inc.	446	31,630
HCA Healthcare Inc.	97	9,985
Henry Schein Inc. (a) (b)	53	3,835
Hologic Inc. (a)	100	3,992
Humana Inc.	47	13,998
Idexx Laboratories Inc. (a)	29	6,395
Illumina Inc. (a)	50	14,044
Incyte Corp. (a)	59	3,989
Intuitive Surgical Inc. (a)	39	18,545
IQVIA Holdings Inc. (a)	55	5,530
Johnson & Johnson	918	111,386
Laboratory Corp. of America Holdings (a)	35	6,209
McKesson Corp.	69	9,241
Medtronic Plc	463	39,672
Merck & Co. Inc.	920	55,820
Mettler-Toledo International Inc. (a)	9	4,998
Mylan NV (a)	181	6,530
Nektar Therapeutics (a)	54	2,625
PerkinElmer Inc.	40	2,918
Perrigo Co. Plc	47	3,399
Pfizer Inc.	2,004	72,692
Quest Diagnostics Inc.	46	5,038
Regeneron Pharmaceuticals Inc. (a)	26	9,124
ResMed Inc.	48	4,988
Stryker Corp.	109	18,374
Thermo Fisher Scientific Inc.	137	28,367
UnitedHealth Group Inc. (b)	329	80,845
Universal Health Services Inc. - Class B	29	3,256
Varian Medical Systems Inc. (a)	30	3,443
Vertex Pharmaceuticals Inc. (a)	86	14,612
Waters Corp. (a)	27	5,164
Zimmer Biomet Holdings Inc.	68	7,556
Zoetis Inc. - Class A	166	14,130
		1,109,020
Industrials 9.5%
3M Co. (b)	202	39,833
Alaska Air Group Inc.	41	2,482
Allegion Plc	31	2,379
American Airlines Group Inc. (b)	148	5,616
AMETEK Inc.	76	5,514
AO Smith Corp. (b)	50	2,951
Arconic Inc.	144	2,447
Boeing Co.	187	62,913

See accompanying Notes to Financial Statements.

110

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
C.H. Robinson Worldwide Inc. (b)	48	3,979
Caterpillar Inc.	205	27,756
Cintas Corp. (b)	29	5,292
Copart Inc. (a)	69	3,910
CSX Corp.	300	19,125
Cummins Inc.	52	6,937
Deere & Co.	110	15,425
Delta Air Lines Inc.	221	10,958
Dover Corp.	53	3,874
Eaton Corp. Plc (b)	152	11,336
Emerson Electric Co.	218	15,050
Equifax Inc.	41	5,102
Expeditors International of Washington Inc.	59	4,299
Fastenal Co. (b)	98	4,712
FedEx Corp.	84	19,046
Flowserve Corp. (b)	47	1,918
Fluor Corp.	48	2,338
Fortive Corp.	105	8,087
Fortune Brands Home & Security Inc.	50	2,696
General Dynamics Corp.	94	17,605
General Electric Co.	2,972	40,452
Harris Corp.	41	5,992
Honeywell International Inc.	256	36,849
Huntington Ingalls Industries Inc.	15	3,347
IHS Markit Ltd. (a) (b)	122	6,318
Illinois Tool Works Inc.	105	14,582
Ingersoll-Rand Plc	87	7,836
Jacobs Engineering Group Inc.	41	2,596
JB Hunt Transport Services Inc.	28	3,407
Johnson Controls International Plc (b)	317	10,595
Kansas City Southern	35	3,680
L3 Technologies Inc.	26	4,986
Lockheed Martin Corp.	84	24,917
Masco Corp.	105	3,922
Nielsen Holdings Plc (b)	112	3,467
Norfolk Southern Corp.	98	14,786
Northrop Grumman Systems Corp.	60	18,360
PACCAR Inc.	118	7,328
Parker Hannifin Corp.	45	6,999
Pentair Plc	55	2,299
Quanta Services Inc. (a)	58	1,922
Raytheon Co.	99	19,096
Republic Services Inc.	78	5,302
Robert Half International Inc.	41	2,644
Rockwell Automation Inc.	43	7,200
Rockwell Collins Inc.	56	7,562
Roper Industries Inc.	35	9,734
Snap-On Inc. (b)	19	3,035
Southwest Airlines Co.	188	9,544
Stanley Black & Decker Inc.	51	6,828
Stericycle Inc. (a) (b)	31	2,005
Textron Inc.	90	5,924
TransDigm Group Inc. (b)	16	5,699
Union Pacific Corp. (b)	266	37,630
United Continental Holdings Inc. (a)	83	5,770
United Parcel Service Inc. - Class B	236	25,063
United Rentals Inc. (a)	29	4,236
United Technologies Corp.	253	31,653
Verisk Analytics Inc. (a)	53	5,707
Waste Management Inc.	136	11,097
WW Grainger Inc. (b)	18	5,538
Xylem Inc.	65	4,367
		753,854
Information Technology 25.7%
Accenture Plc - Class A (b)	220	35,956
Activision Blizzard Inc.	259	19,733
Adobe Systems Inc. (a)	168	41,091
Advanced Micro Devices Inc. (a) (b)	283	4,245
Akamai Technologies Inc. (a)	57	4,144
Alliance Data Systems Corp.	16	3,839
Alphabet Inc. - Class A (a)	102	115,421
Alphabet Inc. - Class C (a) (b)	104	115,742
Amphenol Corp. - Class A	104	9,034
Analog Devices Inc.	126	12,087
	Shares/Par[1]	Value ($)
Ansys Inc. (a)	29	5,045
Apple Inc.	1,682	311,448
Applied Materials Inc.	346	15,968
Autodesk Inc. (a)	74	9,692
Automatic Data Processing Inc.	151	20,324
Broadcom Inc.	137	33,323
Broadridge Financial Solutions Inc.	40	4,646
CA Inc.	112	3,987
Cadence Design Systems Inc. (a)	96	4,171
Cisco Systems Inc.	1,611	69,342
Citrix Systems Inc. (a)	44	4,660
Cognizant Technology Solutions Corp. - Class A	200	15,776
Corning Inc.	285	7,835
DXC Technology Co.	96	7,712
eBay Inc. (a)	321	11,652
Electronic Arts Inc. (a)	104	14,661
F5 Networks Inc. (a)	21	3,627
Facebook Inc. - Class A (a)	821	159,520
Fidelity National Information Services Inc.	113	12,035
Fiserv Inc. (a)	140	10,400
FleetCor Technologies Inc. (a)	31	6,460
FLIR Systems Inc.	49	2,572
Gartner Inc. (a)	31	4,070
Global Payments Inc.	54	6,028
Hewlett Packard Enterprise Co.	535	7,823
HP Inc.	571	12,958
Intel Corp. (b)	1,598	79,431
International Business Machines Corp.	293	41,000
Intuit Inc.	83	17,037
IPG Photonics Corp. (a)	13	2,816
Juniper Networks Inc.	118	3,234
KLA-Tencor Corp.	52	5,366
Lam Research Corp.	56	9,698
MasterCard Inc. - Class A	315	61,865
Microchip Technology Inc. (b)	80	7,308
Micron Technology Inc. (a) (b)	397	20,809
Microsoft Corp.	2,630	259,325
Motorola Solutions Inc.	55	6,390
NetApp Inc.	92	7,194
Nvidia Corp.	208	49,209
Oracle Corp.	1,021	44,979
Paychex Inc.	108	7,352
PayPal Holdings Inc. (a) (b)	384	31,989
Qorvo Inc. (a)	41	3,295
QUALCOMM Inc.	505	28,317
Red Hat Inc. (a)	61	8,166
Salesforce.com Inc. (a)	241	32,907
Seagate Technology (b)	98	5,558
Skyworks Solutions Inc.	62	6,018
Symantec Corp.	208	4,304
Synopsys Inc. (a)	49	4,216
Take-Two Interactive Software Inc. (a)	39	4,616
TE Connectivity Ltd.	120	10,786
Texas Instruments Inc.	335	36,957
Total System Services Inc.	57	4,780
Twitter Inc. (a)	220	9,612
VeriSign Inc. (a)	33	4,498
Visa Inc. - Class A	612	81,017
Western Digital Corp.	101	7,783
Western Union Co. (b)	157	3,183
Xerox Corp.	78	1,871
Xilinx Inc. (b)	87	5,664
		2,045,577
Materials 2.6%
Air Products & Chemicals Inc.	75	11,676
Albemarle Corp. (b)	38	3,546
Avery Dennison Corp.	30	3,072
Ball Corp. (b)	123	4,376
CF Industries Holdings Inc.	85	3,763
DowDuPont Inc. (b)	796	52,450
Eastman Chemical Co.	49	4,867
Ecolab Inc.	89	12,428
FMC Corp. (b)	44	3,892
Freeport-McMoRan Inc. - Class B	461	7,953

See accompanying Notes to Financial Statements.

111

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
International Flavors & Fragrances Inc. (b)	26	3,205
International Paper Co.	139	7,218
LyondellBasell Industries NV - Class A	111	12,223
Martin Marietta Materials Inc.	23	5,043
Mosaic Co.	122	3,417
Newmont Mining Corp.	179	6,750
Nucor Corp.	107	6,711
Packaging Corp. of America	32	3,574
PPG Industries Inc.	87	8,992
Praxair Inc.	98	15,476
Sealed Air Corp. (b)	57	2,437
Sherwin-Williams Co.	28	11,402
Vulcan Materials Co.	45	5,748
WestRock Co.	88	4,997
		205,216
Real Estate 2.8%
Alexandria Real Estate Equities Inc. (b)	34	4,346
American Tower Corp.	150	21,655
Apartment Investment & Management Co. - Class A	56	2,389
AvalonBay Communities Inc.	46	7,961
Boston Properties Inc.	52	6,501
CBRE Group Inc. - Class A (a) (b)	103	4,932
Crown Castle International Corp.	141	15,232
Digital Realty Trust Inc.	69	7,667
Duke Realty Corp.	121	3,499
Equinix Inc.	27	11,605
Equity Residential Properties Inc.	124	7,881
Essex Property Trust Inc.	22	5,234
Extra Space Storage Inc.	45	4,474
Federal Realty Investment Trust	25	3,197
GGP Inc.	212	4,323
HCP Inc.	167	4,308
Host Hotels & Resorts Inc.	247	5,196
Iron Mountain Inc. (b)	96	3,353
Kimco Realty Corp.	139	2,358
Macerich Co.	39	2,216
Mid-America Apartment Communities Inc.	39	3,889
ProLogis Inc.	182	11,981
Public Storage (b)	50	11,432
Realty Income Corp. (b)	96	5,151
Regency Centers Corp.	53	3,315
SBA Communications Corp. (a)	41	6,780
Simon Property Group Inc. (b)	106	18,010
SL Green Realty Corp. (b)	31	3,120
UDR Inc.	95	3,570
Ventas Inc.	120	6,808
Vornado Realty Trust (b)	58	4,284
Welltower Inc.	126	7,893
Weyerhaeuser Co.	259	9,440
		224,000
Telecommunication Services 2.0%
AT&T Inc.	2,482	79,705
CenturyLink Inc. (b)	336	6,256
Verizon Communications Inc.	1,414	71,138
		157,099
Utilities 2.9%
AES Corp.	239	3,210
Alliant Energy Corp. (b)	83	3,493
Ameren Corp.	81	4,921
American Electric Power Co. Inc.	166	11,489
American Water Works Co. Inc. (b)	59	5,076
CenterPoint Energy Inc.	143	3,972
CMS Energy Corp.	93	4,408
Consolidated Edison Inc.	105	8,220
Dominion Energy Inc. (b)	222	15,138
DTE Energy Co.	60	6,262
Duke Energy Corp.	240	18,966
Edison International	110	6,951
Entergy Corp.	60	4,833
Evergy Inc.	92	5,189
Eversource Energy	107	6,255
Exelon Corp.	330	14,069
FirstEnergy Corp.	148	5,298
NextEra Energy Inc.	161	26,946
	Shares/Par[1]	Value ($)
NiSource Inc. (b)	115	3,012
NRG Energy Inc.	104	3,198
PG&E Corp.	177	7,515
Pinnacle West Capital Corp.	40	3,209
PPL Corp.	239	6,822
Public Service Enterprise Group Inc.	171	9,237
SCANA Corp.	47	1,794
Sempra Energy	90	10,484
Southern Co. (b)	346	16,028
WEC Energy Group Inc.	106	6,872
Xcel Energy Inc.	171	7,809
		230,676
Total Common Stocks (cost $5,459,777)		7,879,240
SHORT TERM INVESTMENTS 5.8%
Investment Companies 0.8%
JNL Government Money Market Fund - Institutional Class, 1.79% (c) (d)	62,365	62,365
Securities Lending Collateral 5.0%
Repurchase Agreement with CIT, 2.43% (Collateralized by various publicly traded domestic equities with a value of $181,500) acquired on 11/29/17, due 10/01/18 at $168,408 (e)	165,000	165,000
Repurchase Agreement with MLP, 2.43% (Collateralized by various publicly traded domestic equities with a value of $126,500) acquired on 06/22/18, due 09/20/18 at $115,699 (e)	115,000	115,000
Securities Lending Cash Collateral Fund LLC, 1.99% (c) (d)	115,004	115,004
		395,004
Treasury Securities 0.0%
U.S. Treasury Bill
1.94%, 09/06/18 (f) (g)	3,250	3,239
Total Short Term Investments (cost $460,608)		460,608
Total Investments 104.9% (cost $5,920,385)		8,339,848
Other Derivative Instruments 0.0%		59
Other Assets and Liabilities, Net (4.9)%		(388,696)
Total Net Assets 100.0%		7,951,211

(a)  Non-income producing security.

(b)  All or portion of the security was on loan.

(c)   Investment in affiliate.

(d)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

(e)   The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(f)   All or a portion of the security is pledged or segregated as collateral.

(g)   The coupon rate represents the yield to maturity.

JNL S&P 500 Index Fund
COMMON STOCKS 97.1%
Consumer Discretionary 12.6%
Advance Auto Parts Inc.	—	7
Amazon.com Inc. (a)	—	481
Aptiv Plc	—	17
AutoZone Inc. (a)	—	13
Best Buy Co. Inc.	—	13
Booking Holdings Inc. (a)	—	69
BorgWarner Inc.	—	6
Carmax Inc. (a)	—	9
Carnival Plc	—	16
CBS Corp. - Class B	—	14
Charter Communications Inc. - Class A (a)	—	38
Chipotle Mexican Grill Inc. (a)	—	7
Comcast Corp. - Class A	3	106
D.R. Horton Inc.	—	10
Darden Restaurants Inc.	—	9
Discovery Inc. - Class A (a) (b)	—	3
Discovery Inc. - Class C (a)	—	6
DISH Network Corp. - Class A (a)	—	6
Dollar General Corp.	—	18
Dollar Tree Inc. (a)	—	14
Expedia Group Inc.	—	10
Foot Locker Inc.	—	5
Ford Motor Co.	3	30

See accompanying Notes to Financial Statements.

112

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Gap Inc.	—	5
Garmin Ltd.	—	5
General Motors Co.	1	35
Genuine Parts Co.	—	10
Goodyear Tire & Rubber Co.	—	4
H&R Block Inc.	—	4
HanesBrands Inc. (b)	—	6
Harley-Davidson Inc.	—	5
Hasbro Inc.	—	7
Hilton Worldwide Holdings Inc.	—	16
Home Depot Inc.	1	159
Interpublic Group of Cos. Inc.	—	6
Kohl's Corp.	—	8
Leggett & Platt Inc.	—	4
Lennar Corp. - Class A	—	10
Limited Brands Inc.	—	6
LKQ Corp. (a)	—	7
Lowe's Cos. Inc.	1	56
Macy's Inc.	—	8
Marriott International Inc. - Class A	—	26
Mattel Inc. (b)	—	4
McDonald's Corp.	1	87
MGM Resorts International	1	10
Michael Kors Holdings Ltd. (a)	—	7
Mohawk Industries Inc. (a)	—	10
Netflix Inc. (a)	—	120
Newell Brands Inc.	1	8
News Corp. - Class A	—	4
News Corp. - Class B	—	2
Nike Inc. - Class B	1	72
Nordstrom Inc.	—	5
Norwegian Cruise Line Holdings Ltd. (a)	—	7
Omnicom Group Inc.	—	12
O'Reilly Automotive Inc. (a)	—	16
Pulte Homes Inc.	—	6
PVH Corp.	—	8
Ralph Lauren Corp. - Class A	—	5
Ross Stores Inc.	—	22
Royal Caribbean Cruises Ltd.	—	13
Starbucks Corp.	1	48
Tapestry Inc.	—	9
Target Corp.	1	28
Tiffany & Co.	—	9
TJX Cos. Inc.	1	42
Tractor Supply Co.	—	7
TripAdvisor Inc. (a)	—	5
Twenty-First Century Fox Inc. - Class A	1	37
Twenty-First Century Fox Inc. - Class B	—	15
Ulta Beauty Inc. (a)	—	9
Under Armour Inc. - Class A (a) (b)	—	3
Under Armour Inc. - Class C (a)	—	3
VF Corp.	—	19
Viacom Inc. - Class B	—	7
Walt Disney Co.	1	110
Whirlpool Corp.	—	6
Wynn Resorts Ltd.	—	10
Yum! Brands Inc.	—	18
		2,097
Consumer Staples 6.7%
Altria Group Inc.	2	76
Archer-Daniels-Midland Co.	1	18
Brown-Forman Corp. - Class B	—	9
Campbell Soup Co. (b)	—	6
Church & Dwight Co. Inc.	—	9
Clorox Co.	—	12
Coca-Cola Co.	3	118
Colgate-Palmolive Co.	1	39
ConAgra Brands Inc.	—	10
Constellation Brands Inc. - Class A	—	26
Costco Wholesale Corp.	—	65
Coty Inc. - Class A	1	5
Estee Lauder Cos. Inc. - Class A	—	22
General Mills Inc.	1	18
Hershey Co.	—	9
	Shares/Par[1]	Value ($)
Hormel Foods Corp. (b)	—	7
JM Smucker Co.	—	8
Kellogg Co.	—	12
Kimberly-Clark Corp.	—	26
Kraft Heinz Foods Co.	1	26
Kroger Co.	1	16
McCormick & Co. Inc.	—	10
Molson Coors Brewing Co. - Class B	—	9
Mondelez International Inc. - Class A	1	42
Monster Beverage Corp. (a)	—	17
PepsiCo Inc.	1	109
Philip Morris International Inc.	1	89
Procter & Gamble Co.	2	138
Sysco Corp.	1	23
Tyson Foods Inc. - Class A	—	15
Walgreens Boots Alliance Inc.	1	36
Walmart Inc.	1	87
		1,112
Energy 6.1%
Anadarko Petroleum Corp.	1	26
Andeavor Corp.	—	12
Apache Corp.	—	12
Baker Hughes a GE Co. LLC - Class A	—	10
Cabot Oil & Gas Corp.	—	7
Chevron Corp.	2	170
Cimarex Energy Co.	—	7
Concho Resources Inc. (a)	—	14
ConocoPhillips Co.	1	58
Devon Energy Corp.	1	16
EOG Resources Inc.	1	50
EQT Corp.	—	10
Exxon Mobil Corp.	3	247
Halliburton Co.	1	28
Helmerich & Payne Inc.	—	5
Hess Corp.	—	13
HollyFrontier Corp.	—	8
Kinder Morgan Inc.	2	23
Marathon Oil Corp.	1	13
Marathon Petroleum Corp.	1	23
National Oilwell Varco Inc.	—	12
Newfield Exploration Co. (a)	—	4
Noble Energy Inc.	1	12
Occidental Petroleum Corp.	1	45
ONEOK Inc.	—	20
Phillips 66	—	33
Pioneer Natural Resources Co.	—	23
Schlumberger Ltd.	1	66
TechnipFMC Plc	—	10
Valero Energy Corp.	—	33
Williams Cos. Inc.	1	16
		1,026
Financials 13.4%
Affiliated Managers Group Inc.	—	6
Aflac Inc.	1	23
Allstate Corp.	—	22
American Express Co.	1	49
American International Group Inc.	1	33
Ameriprise Financial Inc.	—	15
Aon Plc - Class A	—	23
Arthur J Gallagher & Co.	—	8
Assurant Inc.	—	4
Bank of America Corp.	7	187
Bank of New York Mellon Corp. (c)	1	38
BB&T Corp.	1	27
Berkshire Hathaway Inc. - Class B (a)	2	253
BlackRock Inc.	—	43
Brighthouse Financial Inc. (a)	—	3
Capital One Financial Corp.	1	31
CBOE Global Markets Inc.	—	8
Charles Schwab Corp.	1	43
Chubb Ltd.	1	41
Cincinnati Financial Corp.	—	7
Citigroup Inc.	2	120
Citizens Financial Group Inc.	1	14

See accompanying Notes to Financial Statements.

113

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
CME Group Inc.	—	39
Comerica Inc.	—	11
Discover Financial Services	—	18
E*TRADE Financial Corp. (a)	—	11
Everest Re Group Ltd.	—	7
Fifth Third Bancorp	1	14
Franklin Resources Inc.	—	7
Goldman Sachs Group Inc.	—	55
Hartford Financial Services Group Inc.	—	13
Huntington Bancshares Inc.	1	12
Intercontinental Exchange Inc.	1	30
Invesco Ltd.	—	7
Jefferies Financial Group Inc.	—	5
JPMorgan Chase & Co.	3	250
KeyCorp	1	15
Lincoln National Corp.	—	10
Loews Corp.	—	9
M&T Bank Corp.	—	18
Marsh & McLennan Cos. Inc.	1	29
MetLife Inc.	1	31
Moody's Corp.	—	20
Morgan Stanley	1	45
MSCI Inc.	—	10
NASDAQ Inc.	—	8
Northern Trust Corp.	—	15
People's United Financial Inc.	—	4
PNC Financial Services Group Inc.	1	44
Principal Financial Group Inc.	—	10
Progressive Corp.	1	24
Prudential Financial Inc.	—	27
Raymond James Financial Inc.	—	8
Regions Financial Corp.	1	14
S&P Global Inc.	—	36
State Street Corp.	—	24
SunTrust Banks Inc.	1	21
SVB Financial Group (a)	—	10
Synchrony Financial	1	17
T. Rowe Price Group Inc.	—	20
Torchmark Corp.	—	6
Travelers Cos. Inc.	—	23
U.S. Bancorp	1	55
Unum Group	—	6
Wells Fargo & Co.	3	171
Willis Towers Watson Plc	—	14
XL Group Ltd.	—	10
Zions Bancorp	—	7
		2,238
Health Care 13.7%
Abbott Laboratories	1	76
AbbVie Inc.	1	99
Abiomed Inc. (a)	—	13
Aetna Inc.	—	42
Agilent Technologies Inc.	—	14
Alexion Pharmaceuticals Inc. (a)	—	19
Align Technology Inc. (a)	—	17
Allergan Plc	—	40
AmerisourceBergen Corp.	—	10
Amgen Inc.	1	87
Anthem Inc.	—	42
Baxter International Inc.	1	25
Becton Dickinson & Co.	—	45
Biogen Inc. (a)	—	43
Boston Scientific Corp. (a)	1	32
Bristol-Myers Squibb Co.	1	64
Cardinal Health Inc.	—	10
Celgene Corp. (a)	1	39
Centene Corp. (a)	—	18
Cerner Corp. (a)	—	13
CIGNA Corp.	—	29
Cooper Cos. Inc.	—	8
CVS Health Corp.	1	46
Danaher Corp.	1	42
DaVita Inc. (a)	—	7
Dentsply Sirona Inc.	—	7
	Shares/Par[1]	Value ($)
Edwards Lifesciences Corp. (a)	—	22
Eli Lilly & Co.	1	58
Envision Healthcare Corp. (a)	—	4
Express Scripts Holding Co. (a)	1	30
Gilead Sciences Inc.	1	65
HCA Healthcare Inc.	—	20
Henry Schein Inc. (a)	—	8
Hologic Inc. (a)	—	7
Humana Inc.	—	29
Idexx Laboratories Inc. (a)	—	14
Illumina Inc. (a)	—	28
Incyte Corp. (a)	—	8
Intuitive Surgical Inc. (a)	—	38
IQVIA Holdings Inc. (a)	—	12
Johnson & Johnson	2	229
Laboratory Corp. of America Holdings (a)	—	13
McKesson Corp.	—	19
Medtronic Plc	1	82
Merck & Co. Inc.	2	115
Mettler-Toledo International Inc. (a)	—	10
Mylan NV (a)	1	13
Nektar Therapeutics (a)	—	5
PerkinElmer Inc.	—	6
Perrigo Co. Plc	—	6
Pfizer Inc.	4	150
Quest Diagnostics Inc.	—	10
Regeneron Pharmaceuticals Inc. (a)	—	19
ResMed Inc.	—	10
Stryker Corp.	—	38
Thermo Fisher Scientific Inc.	—	58
UnitedHealth Group Inc.	1	166
Universal Health Services Inc. - Class B	—	7
Varian Medical Systems Inc. (a)	—	7
Vertex Pharmaceuticals Inc. (a)	—	30
Waters Corp. (a)	—	11
Zimmer Biomet Holdings Inc.	—	16
Zoetis Inc. - Class A	1	29
		2,279
Industrials 9.3%
3M Co.	1	82
Alaska Air Group Inc.	—	5
Allegion Plc	—	5
American Airlines Group Inc.	—	11
AMETEK Inc.	—	12
AO Smith Corp.	—	6
Arconic Inc.	—	5
Boeing Co.	1	130
C.H. Robinson Worldwide Inc.	—	8
Caterpillar Inc.	1	57
Cintas Corp.	—	11
Copart Inc. (a)	—	8
CSX Corp.	1	39
Cummins Inc.	—	14
Deere & Co.	—	32
Delta Air Lines Inc.	1	22
Dover Corp.	—	8
Eaton Corp. Plc	—	23
Emerson Electric Co.	1	30
Equifax Inc.	—	11
Expeditors International of Washington Inc.	—	9
Fastenal Co.	—	10
FedEx Corp.	—	39
Flowserve Corp.	—	4
Fluor Corp.	—	5
Fortive Corp.	—	17
Fortune Brands Home & Security Inc.	—	6
General Dynamics Corp.	—	36
General Electric Co.	6	83
Harris Corp.	—	12
Honeywell International Inc.	1	76
Huntington Ingalls Industries Inc.	—	7
IHS Markit Ltd. (a)	—	13
Illinois Tool Works Inc.	—	30
Ingersoll-Rand Plc	—	16

See accompanying Notes to Financial Statements.

114

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Jacobs Engineering Group Inc.	—	6
JB Hunt Transport Services Inc.	—	8
Johnson Controls International Plc	1	22
Kansas City Southern	—	7
L3 Technologies Inc.	—	11
Lockheed Martin Corp.	—	52
Masco Corp.	—	8
Nielsen Holdings Plc	—	7
Norfolk Southern Corp.	—	30
Northrop Grumman Systems Corp.	—	38
PACCAR Inc.	—	16
Parker Hannifin Corp.	—	15
Pentair Plc	—	5
Quanta Services Inc. (a)	—	4
Raytheon Co.	—	39
Republic Services Inc.	—	11
Robert Half International Inc.	—	6
Rockwell Automation Inc.	—	15
Rockwell Collins Inc.	—	15
Roper Industries Inc.	—	20
Snap-On Inc.	—	7
Southwest Airlines Co.	1	19
Stanley Black & Decker Inc.	—	14
Stericycle Inc. (a)	—	4
Textron Inc.	—	12
TransDigm Group Inc.	—	12
Union Pacific Corp.	1	78
United Continental Holdings Inc. (a)	—	11
United Parcel Service Inc. - Class B	1	52
United Rentals Inc. (a)	—	9
United Technologies Corp.	1	66
Verisk Analytics Inc. (a)	—	12
Waste Management Inc.	—	23
WW Grainger Inc.	—	11
Xylem Inc.	—	9
		1,556
Information Technology 25.2%
Accenture Plc - Class A	1	74
Activision Blizzard Inc.	1	41
Adobe Systems Inc. (a)	1	85
Advanced Micro Devices Inc. (a)	1	9
Akamai Technologies Inc. (a)	—	9
Alliance Data Systems Corp.	—	8
Alphabet Inc. - Class A (a)	—	237
Alphabet Inc. - Class C (a)	—	239
Amphenol Corp. - Class A	—	19
Analog Devices Inc.	—	25
Ansys Inc. (a)	—	10
Apple Inc.	4	640
Applied Materials Inc.	1	33
Autodesk Inc. (a)	—	20
Automatic Data Processing Inc.	—	41
Broadcom Inc.	—	68
Broadridge Financial Solutions Inc.	—	9
CA Inc.	—	8
Cadence Design Systems Inc. (a)	—	8
Cisco Systems Inc.	3	143
Citrix Systems Inc. (a)	—	10
Cognizant Technology Solutions Corp. - Class A	1	32
Corning Inc.	1	16
DXC Technology Co.	—	16
eBay Inc. (a)	1	23
Electronic Arts Inc. (a)	—	30
F5 Networks Inc. (a)	—	7
Facebook Inc. - Class A (a)	2	328
Fidelity National Information Services Inc.	—	24
Fiserv Inc. (a)	—	21
FleetCor Technologies Inc. (a)	—	13
FLIR Systems Inc.	—	5
Gartner Inc. (a)	—	8
Global Payments Inc.	—	13
Hewlett Packard Enterprise Co.	1	16
HP Inc.	1	26
Intel Corp.	3	163
	Shares/Par[1]	Value ($)
International Business Machines Corp.	1	84
Intuit Inc.	—	35
IPG Photonics Corp. (a)	—	6
Juniper Networks Inc.	—	7
KLA-Tencor Corp.	—	11
Lam Research Corp.	—	20
MasterCard Inc. - Class A	1	127
Microchip Technology Inc.	—	15
Micron Technology Inc. (a)	1	42
Microsoft Corp.	6	533
Motorola Solutions Inc.	—	13
NetApp Inc.	—	15
Nvidia Corp.	1	101
Oracle Corp.	2	93
Paychex Inc.	—	15
PayPal Holdings Inc. (a)	1	66
Qorvo Inc. (a)	—	7
QUALCOMM Inc.	1	59
Red Hat Inc. (a)	—	17
Salesforce.com Inc. (a)	1	68
Seagate Technology	—	11
Skyworks Solutions Inc.	—	12
Symantec Corp.	1	9
Synopsys Inc. (a)	—	9
Take-Two Interactive Software Inc. (a)	—	10
TE Connectivity Ltd.	—	22
Texas Instruments Inc.	1	76
Total System Services Inc.	—	10
Twitter Inc. (a)	1	20
VeriSign Inc. (a)	—	9
Visa Inc. - Class A	1	167
Western Digital Corp.	—	17
Western Union Co.	—	6
Xerox Corp.	—	4
Xilinx Inc.	—	12
		4,205
Materials 2.5%
Air Products & Chemicals Inc.	—	24
Albemarle Corp.	—	7
Avery Dennison Corp.	—	6
Ball Corp.	—	8
CF Industries Holdings Inc.	—	7
DowDuPont Inc.	2	108
Eastman Chemical Co.	—	10
Ecolab Inc.	—	26
FMC Corp.	—	8
Freeport-McMoRan Inc. - Class B	1	16
International Flavors & Fragrances Inc.	—	7
International Paper Co.	—	15
LyondellBasell Industries NV - Class A	—	25
Martin Marietta Materials Inc.	—	10
Mosaic Co.	—	7
Newmont Mining Corp.	1	14
Nucor Corp.	—	14
Packaging Corp. of America	—	7
PPG Industries Inc.	—	18
Praxair Inc.	—	32
Sealed Air Corp.	—	5
Sherwin-Williams Co.	—	23
Vulcan Materials Co.	—	12
WestRock Co.	—	10
		419
Real Estate 2.8%
Alexandria Real Estate Equities Inc.	—	9
American Tower Corp.	—	44
Apartment Investment & Management Co. - Class A	—	5
AvalonBay Communities Inc.	—	17
Boston Properties Inc.	—	14
CBRE Group Inc. - Class A (a)	—	10
Crown Castle International Corp.	—	31
Digital Realty Trust Inc.	—	17
Duke Realty Corp.	—	7
Equinix Inc.	—	24
Equity Residential Properties Inc.	—	16

See accompanying Notes to Financial Statements.

115

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Essex Property Trust Inc.	—	11
Extra Space Storage Inc.	—	9
Federal Realty Investment Trust	—	7
GGP Inc.	1	9
HCP Inc.	—	8
Host Hotels & Resorts Inc.	1	11
Iron Mountain Inc.	—	7
Kimco Realty Corp.	—	5
Macerich Co.	—	5
Mid-America Apartment Communities Inc.	—	8
ProLogis Inc.	1	25
Public Storage	—	24
Realty Income Corp.	—	10
Regency Centers Corp.	—	7
SBA Communications Corp. (a)	—	14
Simon Property Group Inc.	—	37
SL Green Realty Corp.	—	7
UDR Inc.	—	7
Ventas Inc.	—	15
Vornado Realty Trust	—	9
Welltower Inc.	—	16
Weyerhaeuser Co.	1	20
		465
Telecommunication Services 1.9%
AT&T Inc.	5	164
CenturyLink Inc. (b)	1	12
Verizon Communications Inc.	3	147
		323
Utilities 2.9%
AES Corp.	1	6
Alliant Energy Corp.	—	7
Ameren Corp.	—	10
American Electric Power Co. Inc.	1	24
American Water Works Co. Inc.	—	11
CenterPoint Energy Inc.	—	8
CMS Energy Corp.	—	9
Consolidated Edison Inc.	—	17
Dominion Energy Inc.	1	31
DTE Energy Co.	—	13
Duke Energy Corp.	1	39
Edison International	—	15
Entergy Corp.	—	10
Evergy Inc.	—	11
Eversource Energy	—	13
Exelon Corp.	1	29
FirstEnergy Corp.	—	11
NextEra Energy Inc.	1	56
NiSource Inc.	—	6
NRG Energy Inc.	—	6
PG&E Corp.	1	15
Pinnacle West Capital Corp.	—	7
PPL Corp.	1	14
Public Service Enterprise Group Inc.	1	19
SCANA Corp.	—	4
Sempra Energy	—	22
Southern Co.	1	33
WEC Energy Group Inc.	—	15
Xcel Energy Inc.	1	17
		478
Total Common Stocks (cost $16,172)		16,198
INVESTMENT COMPANIES 2.0%
iShares Core S&P 500 ETF	1	333
Total Investment Companies (cost $334)		333
SHORT TERM INVESTMENTS 2.6%
Investment Companies 2.3%
JNL Government Money Market Fund - Institutional Class, 1.79% (c) (d)	380	380
Securities Lending Collateral 0.2%
Securities Lending Cash Collateral Fund LLC, 1.99% (c) (d)	36	36
	Shares/Par[1]	Value ($)
Treasury Securities 0.1%
U.S. Treasury Bill
1.94%, 09/06/18 (e) (f)	10	10
Total Short Term Investments (cost $426)		426
Total Investments 101.7% (cost $16,932)		16,957
Other Assets and Liabilities, Net (1.7)%		(282)
Total Net Assets 100.0%		16,675

(a)  Non-income producing security.

(b)  All or portion of the security was on loan.

(c)   Investment in affiliate.

(d)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

(e)   All or a portion of the security is pledged or segregated as collateral.

(f)  The coupon rate represents the yield to maturity.

JNL/Mellon Capital S&P 400 MidCap Index Fund
COMMON STOCKS 98.2%
Consumer Discretionary 12.8%
Aaron's Inc.	109	4,732
Adtalem Global Education Inc. (a)	106	5,115
AMC Networks Inc. - Class A (a)	84	5,222
American Eagle Outfitters Inc.	295	6,863
AutoNation Inc. (a)	104	5,035
Bed Bath & Beyond Inc.	248	4,934
Big Lots Inc. (b)	73	3,057
Boyd Gaming Corp.	145	5,009
Brinker International Inc. (b)	78	3,736
Brunswick Corp.	153	9,885
Cable One Inc.	8	6,058
Carter's Inc.	82	8,911
Cheesecake Factory Inc. (b)	75	4,127
Churchill Downs Inc.	20	5,901
Cinemark Holdings Inc. (b)	187	6,558
Cracker Barrel Old Country Store Inc. (b)	42	6,597
Dana Holding Corp.	256	5,167
Deckers Outdoor Corp. (a)	55	6,211
Delphi Technologies Plc	156	7,101
Dick's Sporting Goods Inc.	139	4,894
Dillard's Inc. - Class A (b)	35	3,350
Domino's Pizza Inc.	75	21,121
Dunkin' Brands Group Inc. (b)	147	10,142
Five Below Inc. (a)	98	9,560
Gentex Corp.	482	11,096
Graham Holdings Co.	8	4,586
Helen of Troy Ltd. (a)	47	4,659
ILG Inc.	185	6,111
International Speedway Corp. - Class A	44	1,950
Jack in the Box Inc. (b)	51	4,365
John Wiley & Sons Inc. - Class A	79	4,926
KB Home	146	3,988
Live Nation Inc. (a)	239	11,602
Meredith Corp. (b)	69	3,509
Michaels Cos. Inc. (a)	195	3,745
Murphy USA Inc. (a)	56	4,147
New York Times Co. - Class A	225	5,831
NVR Inc. (a)	6	17,671
Ollie's Bargain Outlet Holdings Inc. (a)	88	6,362
Papa John's International Inc.	42	2,146
Polaris Industries Inc.	103	12,623
Pool Corp.	71	10,787
Sally Beauty Holdings Inc. (a) (b)	218	3,494
Scientific Games Corp. - Class A (a)	94	4,629
Service Corp. International	323	11,546
Signet Jewelers Ltd.	106	5,916
Six Flags Entertainment Corp. (b)	138	9,644
Skechers U.S.A. Inc. - Class A (a)	237	7,127
Sotheby's (a)	67	3,637
Tegna Inc.	374	4,062
Tempur Sealy International Inc. (a) (b)	81	3,872
Texas Roadhouse Inc.	116	7,572
Thor Industries Inc.	86	8,354
Toll Brothers Inc.	250	9,250
TRI Pointe Homes Inc. (a) (b)	267	4,372

See accompanying Notes to Financial Statements.

116

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Tupperware Brands Corp.	89	3,660
Urban Outfitters Inc. (a)	142	6,309
Wendy's Co.	317	5,441
Williams-Sonoma Inc. (b)	136	8,340
Wyndham Destinations Inc.	176	7,771
Wyndham Hotels & Resorts Inc.	175	10,321
		404,707
Consumer Staples 3.4%
Boston Beer Co. Inc. - Class A (a)	16	4,720
Casey's General Stores Inc.	66	6,920
Edgewell Personal Care Co. (a)	95	4,810
Energizer Holdings Inc.	106	6,692
Flowers Foods Inc.	326	6,798
Hain Celestial Group Inc. (a)	183	5,448
Ingredion Inc.	127	14,070
Lamb Weston Holdings Inc.	257	17,626
Lancaster Colony Corp.	34	4,734
Nu Skin Enterprises Inc. - Class A	98	7,649
Post Holdings Inc. (a)	118	10,181
Sanderson Farms Inc. (b)	35	3,670
Sprouts Farmers Market Inc. (a)	217	4,789
Tootsie Roll Industries Inc. (b)	34	1,044
TreeHouse Foods Inc. (a) (b)	99	5,203
United Natural Foods Inc. (a)	89	3,783
		108,137
Energy 5.2%
Apergy Corp. (a)	136	5,685
Callon Petroleum Co. (a)	394	4,235
Chesapeake Energy Corp. (a) (b)	1,594	8,355
CNX Resources Corp. (a)	348	6,193
Core Laboratories NV (b)	77	9,747
Diamond Offshore Drilling Inc. (a) (b)	112	2,333
Dril-Quip Inc. (a) (b)	66	3,400
Energen Corp. (a)	171	12,482
Ensco Plc - Class A (b)	766	5,560
Gulfport Energy Corp. (a)	290	3,643
Matador Resources Co. (a) (b)	182	5,470
McDermott International Inc. (a) (b)	309	6,070
Murphy Oil Corp.	286	9,663
Nabors Industries Ltd.	620	3,973
Oasis Petroleum Inc. (a)	469	6,081
Oceaneering International Inc.	173	4,405
Patterson-UTI Energy Inc.	390	7,024
PBF Energy Inc. - Class A	197	8,278
QEP Resources Inc. (a)	418	5,131
Range Resources Corp. (b)	398	6,661
Rowan Cos. Plc - Class A (a)	199	3,221
SM Energy Co.	178	4,581
Southwestern Energy Co. (a)	889	4,714
Superior Energy Services Inc. (a)	267	2,605
Transocean Ltd. (a) (b)	772	10,371
World Fuel Services Corp.	118	2,406
WPX Energy Inc. (a)	703	12,676
		164,963
Financials 16.2%
Alleghany Corp.	27	15,477
American Financial Group Inc.	122	13,098
Aspen Insurance Holdings Ltd.	105	4,271
Associated Bancorp	296	8,088
BancorpSouth Bank	147	4,858
Bank of Hawaii Corp.	74	6,187
Bank of the Ozarks Inc.	213	9,572
Brown & Brown Inc.	403	11,185
Cathay General Bancorp	134	5,440
Chemical Financial Corp.	126	6,988
CNO Financial Group Inc.	294	5,603
Commerce Bancshares Inc.	164	10,636
Cullen/Frost Bankers Inc.	102	11,056
East West Bancorp Inc.	255	16,621
Eaton Vance Corp.	210	10,965
Evercore Inc. - Class A	72	7,573
FactSet Research Systems Inc.	68	13,523
Federated Investors Inc. - Class B	166	3,880
First American Financial Corp.	196	10,149
	Shares/Par[1]	Value ($)
First Horizon National Corp.	576	10,270
FNB Corp.	570	7,646
Fulton Financial Corp.	309	5,102
Genworth Financial Inc. - Class A (a)	871	3,921
Hancock Whitney Co.	149	6,964
Hanover Insurance Group Inc.	75	8,947
Home Bancshares Inc.	278	6,262
Interactive Brokers Group Inc.	125	8,060
International Bancshares Corp.	94	4,038
Janus Henderson Group Plc	316	9,700
Kemper Corp.	86	6,516
Legg Mason Inc.	150	5,193
LendingTree Inc. (a) (b)	14	2,959
MarketAxess Holdings Inc.	66	13,091
MB Financial Inc.	147	6,873
Mercury General Corp.	64	2,927
Navient Corp.	465	6,065
New York Community Bancorp Inc.	858	9,470
Old Republic International Corp.	439	8,733
PacWest Bancorp	220	10,877
Pinnacle Financial Partners Inc.	130	7,948
Primerica Inc.	78	7,721
Prosperity Bancshares Inc.	123	8,400
Reinsurance Group of America Inc.	114	15,153
RenaissanceRe Holdings Ltd.	71	8,519
SEI Investments Co.	231	14,432
Signature Bank (a)	94	12,078
SLM Corp. (a)	766	8,767
Sterling Bancorp	397	9,322
Stifel Financial Corp.	126	6,575
Synovus Financial Corp.	208	10,973
TCF Financial Corp.	298	7,345
Texas Capital Bancshares Inc. (a)	87	7,955
Trustmark Corp.	119	3,885
UMB Financial Corp.	78	5,907
Umpqua Holdings Corp.	387	8,750
United Bankshares Inc. (b)	185	6,733
Valley National Bancorp	466	5,669
Washington Federal Inc.	154	5,027
Webster Financial Corp.	161	10,271
Wintrust Financial Corp.	99	8,619
WR Berkley Corp.	169	12,245
		511,078
Health Care 9.1%
Acadia HealthCare Co. Inc. (a)	144	5,906
Akorn Inc. (a)	163	2,706
Allscripts-Misys Healthcare Solutions Inc. (a)	317	3,809
Bio-Rad Laboratories Inc. - Class A (a)	36	10,282
Bio-Techne Corp.	66	9,780
Cantel Medical Corp.	62	6,075
Catalent Inc. (a)	233	9,776
Charles River Laboratories International Inc. (a)	84	9,461
Chemed Corp.	28	9,021
Encompass Health Corp.	174	11,770
Exelixis Inc. (a)	495	10,644
Globus Medical Inc. - Class A (a)	129	6,505
Haemonetics Corp. (a)	92	8,234
Halyard Health Inc. (a)	83	4,735
Hill-Rom Holdings Inc.	117	10,184
ICU Medical Inc. (a)	27	7,872
Integra LifeSciences Holdings Corp. (a)	124	7,978
Lifepoint Health Inc. (a)	69	3,387
LivaNova Plc (a)	77	7,655
Mallinckrodt Plc (a) (b)	150	2,801
Masimo Corp. (a)	84	8,184
Medidata Solutions Inc. (a)	104	8,393
MEDNAX Inc. (a)	166	7,195
Molina Healthcare Inc. (a) (b)	84	8,182
NuVasive Inc. (a)	90	4,700
Patterson Cos. Inc. (b)	143	3,249
PRA Health Sciences Inc. (a)	89	8,313
Prestige Brands Holdings Inc. (a) (b)	93	3,577
Steris Plc	148	15,586
Syneos Health Inc. - Class A (a)	98	4,589

See accompanying Notes to Financial Statements.

117

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Teleflex Inc.	80	21,489
Tenet Healthcare Corp. (a)	144	4,821
United Therapeutics Corp. (a)	77	8,667
WellCare Health Plans Inc. (a)	79	19,388
West Pharmaceutical Services Inc.	129	12,854
		287,768
Industrials 14.3%
Acuity Brands Inc.	72	8,359
AECOM (a)	282	9,316
AGCO Corp.	116	7,021
Avis Budget Group Inc. (a)	126	4,088
Brink's Co.	90	7,142
Carlisle Cos. Inc.	108	11,711
Clean Harbors Inc. (a) (b)	89	4,969
Crane Co.	89	7,154
Curtiss-Wright Corp.	78	9,258
Deluxe Corp.	83	5,516
Donaldson Co. Inc.	228	10,309
Dun & Bradstreet Corp.	65	7,946
Dycom Industries Inc. (a) (b)	55	5,187
EMCOR Group Inc.	103	7,834
EnerSys Inc.	75	5,583
Esterline Technologies Corp. (a)	46	3,425
GATX Corp. (b)	67	4,991
Genesee & Wyoming Inc. - Class A (a)	108	8,754
Graco Inc.	296	13,404
Granite Construction Inc.	79	4,419
Healthcare Services Group Inc. (b)	130	5,601
Herman Miller Inc.	105	3,556
HNI Corp.	77	2,848
Hubbell Inc.	97	10,206
IDEX Corp.	135	18,421
ITT Inc.	154	8,055
JetBlue Airways Corp. (a)	563	10,689
KBR Inc.	246	4,412
Kennametal Inc.	144	5,155
Kirby Corp. (a) (b)	94	7,866
KLX Inc. (a)	89	6,393
Knight-Swift Transportation Holdings Inc. - Class A	225	8,579
Landstar System Inc.	74	8,082
Lennox International Inc.	66	13,164
Lincoln Electric Holdings Inc.	108	9,478
Manpower Inc.	116	9,960
MSA Safety Inc.	60	5,779
MSC Industrial Direct Co. - Class A	81	6,844
Nordson Corp.	90	11,549
NOW Inc. (a)	187	2,490
nVent Electric Plc (a)	287	7,210
Old Dominion Freight Line Inc.	120	17,880
Oshkosh Corp.	130	9,160
Pitney Bowes Inc.	324	2,780
Regal-Beloit Corp.	77	6,294
Rollins Inc.	168	8,838
Ryder System Inc.	93	6,712
Teledyne Technologies Inc. (a)	63	12,525
Terex Corp.	129	5,457
Timken Co.	121	5,252
Toro Co.	187	11,248
Trinity Industries Inc.	264	9,046
Valmont Industries Inc.	39	5,940
Wabtec Corp.	151	14,863
Watsco Inc.	56	10,051
Werner Enterprises Inc.	78	2,938
Woodward Governor Co.	97	7,486
		449,193
Information Technology 15.9%
ACI Worldwide Inc. (a)	203	5,004
Acxiom Corp. (a)	137	4,118
ARRIS International Plc (a)	307	7,503
Arrow Electronics Inc. (a)	153	11,553
Avnet Inc.	210	9,006
Belden Inc. (b)	73	4,438
Blackbaud Inc.	85	8,746
Cars.com Inc. (a) (b)	126	3,568
	Shares/Par[1]	Value ($)
CDK Global Inc.	219	14,219
Ciena Corp. (a)	251	6,645
Cirrus Logic Inc. (a)	111	4,240
Cognex Corp.	304	13,542
Coherent Inc. (a) (b)	44	6,844
CommVault Systems Inc. (a)	75	4,925
Convergys Corp.	162	3,956
CoreLogic Inc. (a)	144	7,454
Cree Inc. (a)	177	7,349
Cypress Semiconductor Corp.	631	9,826
Fair Isaac Corp. (a)	53	10,178
First Solar Inc. (a)	143	7,510
Fortinet Inc. (a)	254	15,846
Integrated Device Technology Inc. (a)	230	7,331
InterDigital Inc.	61	4,914
j2 Global Inc.	86	7,483
Jabil Inc.	307	8,485
Jack Henry & Associates Inc.	136	17,728
Keysight Technologies Inc. (a)	330	19,456
Leidos Holdings Inc.	251	14,810
Littelfuse Inc.	44	10,023
LogMeIn Inc.	91	9,424
Lumentum Holdings Inc. (a)	111	6,407
Manhattan Associates Inc. (a)	119	5,610
MAXIMUS Inc.	114	7,094
MKS Instruments Inc.	96	9,207
Monolithic Power Systems Inc.	68	9,127
National Instruments Corp.	188	7,906
NCR Corp. (a)	210	6,283
NetScout Systems Inc. (a)	142	4,206
Perspecta Inc.	249	5,120
Plantronics Inc.	59	4,462
PTC Inc. (a)	203	19,079
Sabre Corp.	445	10,957
Science Applications International Corp.	75	6,078
Silicon Laboratories Inc. (a)	76	7,575
Synaptics Inc. (a)	60	3,023
SYNNEX Corp.	52	4,971
Tech Data Corp. (a)	61	5,035
Teradata Corp. (a)	214	8,576
Teradyne Inc.	342	13,013
Trimble Inc. (a)	438	14,399
Tyler Technologies Inc. (a)	63	13,912
Ultimate Software Group Inc. (a)	51	13,166
VeriFone Systems Inc. (a)	196	4,461
Versum Materials Inc.	192	7,120
ViaSat Inc. (a) (b)	96	6,334
Vishay Intertechnology Inc.	230	5,346
WEX Inc. (a)	70	13,427
Zebra Technologies Corp. - Class A (a)	94	13,457
		501,475
Materials 6.9%
Allegheny Technologies Inc. (a)	221	5,553
AptarGroup Inc.	110	10,249
Ashland Global Holdings Inc.	110	8,583
Bemis Co. Inc.	160	6,756
Cabot Corp.	109	6,718
Carpenter Technology Corp. (b)	81	4,281
Chemours Co.	315	13,992
Commercial Metals Co.	206	4,345
Compass Minerals International Inc. (b)	59	3,906
Domtar Corp.	111	5,277
Eagle Materials Inc.	85	8,936
Greif Inc. - Class A	45	2,379
Louisiana-Pacific Corp.	255	6,952
Minerals Technologies Inc.	62	4,634
NewMarket Corp.	16	6,511
Olin Corp.	294	8,449
Owens-Illinois Inc. (a)	283	4,762
PolyOne Corp.	140	6,070
Reliance Steel & Aluminum Co.	127	11,157
Royal Gold Inc.	115	10,635
RPM International Inc. (b)	235	13,722
Scotts Miracle-Gro Co. - Class A	69	5,728

See accompanying Notes to Financial Statements.

118

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Sensient Technologies Corp.	76	5,441
Silgan Holdings Inc.	129	3,459
Sonoco Products Co.	174	9,145
Steel Dynamics Inc.	415	19,074
United States Steel Corp.	311	10,808
Valvoline Inc.	351	7,574
Worthington Industries Inc.	77	3,228
		218,324
Real Estate 9.4%
Alexander & Baldwin Inc.	118	2,766
American Campus Communities Inc.	240	10,312
Camden Property Trust	163	14,875
CoreCivic Inc.	209	4,982
Coresite Realty Corp.	61	6,717
Corporate Office Properties Trust	180	5,209
Cousins Properties Inc. (b)	739	7,164
CyrusOne Inc. (b)	174	10,174
DCT Industrial Trust Inc.	166	11,056
Douglas Emmett Inc.	281	11,291
Education Realty Trust Inc.	133	5,517
EPR Properties	114	7,370
First Industrial Realty Trust Inc.	220	7,350
Geo Group Inc.	218	5,993
Healthcare Realty Trust Inc.	220	6,405
Highwoods Properties Inc.	182	9,230
Hospitality Properties Trust	289	8,272
JBG Smith Properties	164	5,979
Jones Lang LaSalle Inc.	80	13,285
Kilroy Realty Corp.	174	13,153
Lamar Advertising Co. - Class A	148	10,100
LaSalle Hotel Properties	197	6,732
Liberty Property Trust	260	11,526
Life Storage Inc.	82	7,963
Mack-Cali Realty Corp.	159	3,216
Medical Properties Trust Inc.	642	9,009
National Retail Properties Inc.	269	11,839
Omega Healthcare Investors Inc. (b)	348	10,776
PotlatchDeltic Corp.	106	5,389
Quality Care Properties Inc. (a)	163	3,501
Rayonier Inc.	228	8,807
Sabra Healthcare REIT Inc.	314	6,815
Senior Housing Properties Trust	418	7,562
Tanger Factory Outlet Centers Inc. (b)	166	3,895
Taubman Centers Inc.	107	6,305
Uniti Group Inc. (b)	291	5,820
Urban Edge Properties	184	4,204
Weingarten Realty Investors	210	6,460
		297,019
Telecommunication Services 0.2%
Telephone & Data Systems Inc.	161	4,420
Utilities 4.8%
Allete Inc.	90	6,982
Aqua America Inc.	313	11,011
Atmos Energy Corp.	195	17,614
Black Hills Corp.	94	5,771
Hawaiian Electric Industries Inc.	191	6,568
IDACORP Inc.	89	8,177
MDU Resources Group Inc.	342	9,804
National Fuel Gas Co.	150	7,957
New Jersey Resources Corp.	154	6,907
NorthWestern Corp.	87	4,983
OGE Energy Corp.	351	12,373
ONE Gas Inc.	92	6,899
PNM Resources Inc.	138	5,382
Southwest Gas Corp.	85	6,488
UGI Corp.	305	15,859
Vectren Corp.	145	10,386
WGL Holdings Inc.	90	7,982
		151,143
Total Common Stocks (cost $2,516,986)		3,098,227
	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 6.1%
Investment Companies 1.4%
JNL Government Money Market Fund - Institutional Class, 1.79% (c) (d)	46,151	46,151
Securities Lending Collateral 4.6%
Securities Lending Cash Collateral Fund LLC, 1.99% (c) (d)	145,101	145,101
Treasury Securities 0.1%
U.S. Treasury Bill
1.94%, 09/06/18 (e) (f)	2,275	2,267
Total Short Term Investments (cost $193,519)		193,519
Total Investments 104.3% (cost $2,710,505)		3,291,746
Other Derivative Instruments 0.0%		54
Other Assets and Liabilities, Net (4.3)%		(134,775)
Total Net Assets 100.0%		3,157,025

(a)  Non-income producing security.

(b)  All or portion of the security was on loan.

(c)   Investment in affiliate.

(d)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

(e)   All or a portion of the security is pledged or segregated as collateral.

(f)  The coupon rate represents the yield to maturity.

JNL/Mellon Capital S&P 1500 Growth Index Fund
COMMON STOCKS 86.8%
Consumer Discretionary 14.3%
Amazon.com Inc. (a)	1	1,678
AMC Networks Inc. - Class A (a)	—	4
American Eagle Outfitters Inc.	—	5
Aptiv Plc	1	59
AutoZone Inc. (a)	—	18
BJ's Restaurants Inc.	—	1
Booking Holdings Inc. (a)	—	239
BorgWarner Inc.	—	14
Boyd Gaming Corp.	—	6
Brunswick Corp.	—	6
Cable One Inc.	—	5
Callaway Golf Co.	—	3
Capella Education Co.	—	2
Career Education Corp. (a)	—	2
Carmax Inc. (a)	—	16
Carnival Plc	1	25
Carter's Inc.	—	8
Cavco Industries Inc. (a)	—	4
CBS Corp. - Class B	1	21
Charter Communications Inc. - Class A (a)	1	134
Childrens Place Retail Stores Inc.	—	3
Chipotle Mexican Grill Inc. (a)	—	10
Churchill Downs Inc.	—	9
Comcast Corp. - Class A	6	184
Cracker Barrel Old Country Store Inc.	—	3
Crocs Inc. (a)	—	1
D.R. Horton Inc.	1	34
Dana Holding Corp.	—	4
Darden Restaurants Inc.	—	19
Dave & Buster's Entertainment Inc. (a)	—	6
Deckers Outdoor Corp. (a)	—	4
Delphi Technologies Plc	—	10
Dine Brands Global Inc.	—	1
Dollar General Corp.	—	30
Dollar Tree Inc. (a)	1	50
Domino's Pizza Inc.	—	29
Dorman Products Inc. (a)	—	3
Dunkin' Brands Group Inc. (b)	—	14
EW Scripps Co. - Class A	—	—
Expedia Group Inc.	—	20
Five Below Inc. (a)	—	13
Fox Factory Holding Corp. (a)	—	5
Garmin Ltd.	—	8
Gentex Corp.	1	10
Gentherm Inc. (a)	—	1
H&R Block Inc.	—	7

See accompanying Notes to Financial Statements.

119

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
HanesBrands Inc. (b)	1	8
Hasbro Inc.	—	14
Helen of Troy Ltd. (a)	—	3
Hilton Worldwide Holdings Inc.	—	21
Home Depot Inc.	3	552
ILG Inc.	—	6
Installed Building Products Inc. (a)	—	3
iRobot Corp. (a) (b)	—	5
Jack in the Box Inc.	—	4
John Wiley & Sons Inc. - Class A	—	2
KB Home	—	5
La-Z-Boy Inc.	—	2
LCI Industries	—	5
Lennar Corp. - Class A	1	21
LGI Homes Inc. (a) (b)	—	2
Lithia Motors Inc. - Class A	—	3
Live Nation Inc. (a)	—	16
LKQ Corp. (a)	1	14
Lowe's Cos. Inc.	2	132
Lumber Liquidators Holdings Inc. (a)	—	—
Marriott International Inc. - Class A	1	93
Marriott Vacations Worldwide Corp.	—	6
Mattel Inc. (b)	—	4
McDonald's Corp.	2	302
MDC Holdings Inc.	—	1
Meredith Corp.	—	3
Meritage Homes Corp. (a)	—	2
MGM Resorts International	1	16
Michael Kors Holdings Ltd. (a)	1	25
Mohawk Industries Inc. (a)	—	22
Monarch Casino & Resort Inc. (a)	—	1
Motorcar Parts of America Inc. (a)	—	—
Nautilus Inc. (a)	—	—
Netflix Inc. (a)	1	418
New York Times Co. - Class A	—	9
Nike Inc. - Class B	2	167
Norwegian Cruise Line Holdings Ltd. (a)	1	23
NutriSystem Inc.	—	4
NVR Inc. (a)	—	24
Ollie's Bargain Outlet Holdings Inc. (a)	—	9
O'Reilly Automotive Inc. (a)	—	30
Papa John's International Inc. (b)	—	1
Penn National Gaming Inc. (a)	—	6
PetMed Express Inc. (b)	—	3
Polaris Industries Inc.	—	18
Pool Corp.	—	15
Pulte Homes Inc.	1	18
RH (a) (b)	—	7
Ross Stores Inc.	1	52
Royal Caribbean Cruises Ltd.	—	28
Ruth's Hospitality Group Inc.	—	2
Scientific Games Corp. - Class A (a)	—	6
Service Corp. International	1	16
Shake Shack Inc. - Class A (a) (b)	—	3
Shutterfly Inc. (a)	—	4
Six Flags Entertainment Corp. (b)	—	14
Skechers U.S.A. Inc. - Class A (a)	1	10
Sleep Number Corp. (a)	—	3
Sonic Corp.	—	3
Sotheby's (a)	—	6
Starbucks Corp.	2	105
Steven Madden Ltd.	—	4
Strayer Education Inc.	—	3
Sturm Ruger & Co. Inc. (b)	—	—
Tailored Brands Inc. (b)	—	1
Tapestry Inc.	—	13
Tempur Sealy International Inc. (a) (b)	—	2
Texas Roadhouse Inc.	—	6
Thor Industries Inc.	—	12
Tiffany & Co.	—	14
TJX Cos. Inc.	1	66
Toll Brothers Inc.	1	13
TopBuild Corp. (a)	—	6
Tractor Supply Co.	—	9
TRI Pointe Homes Inc. (a)	1	6
	Shares/Par[1]	Value ($)
TripAdvisor Inc. (a)	—	6
Tupperware Brands Corp.	—	2
Ulta Beauty Inc. (a)	—	23
VF Corp.	1	41
Walt Disney Co.	2	179
Wendy's Co.	—	4
William Lyon Homes - Class A (a)	—	1
Wingstop Inc.	—	3
Winnebago Industries Inc.	—	3
World Wrestling Entertainment Inc. - Class A (b)	—	8
Wyndham Destinations Inc.	—	11
Wyndham Hotels & Resorts Inc.	—	14
Wynn Resorts Ltd.	—	35
Yum! Brands Inc.	1	28
		5,538
Consumer Staples 3.7%
Altria Group Inc.	3	148
B&G Foods Inc. (b)	—	3
Boston Beer Co. Inc. - Class A (a)	—	3
Brown-Forman Corp. - Class B	1	22
Calavo Growers Inc. (b)	—	3
Cal-Maine Foods Inc. (a)	—	1
Central Garden & Pet Co. (a)	—	1
Central Garden & Pet Co. - Class A (a)	—	3
Church & Dwight Co. Inc.	—	17
Clorox Co.	—	25
Coca-Cola Bottling Co.	—	2
Coca-Cola Co.	4	185
Colgate-Palmolive Co.	1	65
Constellation Brands Inc. - Class A	1	90
Darling Ingredients Inc. (a)	—	4
Energizer Holdings Inc.	—	4
Estee Lauder Cos. Inc. - Class A	1	79
Flowers Foods Inc.	—	4
General Mills Inc.	1	22
Hain Celestial Group Inc. (a)	—	3
Hershey Co.	—	17
Ingredion Inc.	—	9
Inter Parfums Inc.	—	3
J&J Snack Foods Corp.	—	3
Kellogg Co.	—	15
Kimberly-Clark Corp.	1	39
Lamb Weston Holdings Inc.	1	25
Lancaster Colony Corp.	—	3
McCormick & Co. Inc.	—	17
Medifast Inc.	—	4
MGP Ingredients Inc.	—	4
Monster Beverage Corp. (a)	1	58
Nu Skin Enterprises Inc. - Class A	—	5
PepsiCo Inc.	2	185
Philip Morris International Inc.	2	153
Procter & Gamble Co.	2	177
Sanderson Farms Inc.	—	4
Sprouts Farmers Market Inc. (a)	—	6
Tootsie Roll Industries Inc. (b)	—	—
WD-40 Co.	—	3
		1,414
Energy 0.3%
Apergy Corp. (a)	—	5
C&J Energy Services Inc. (a)	—	1
Cabot Oil & Gas Corp.	1	12
CARBO Ceramics Inc. (a) (b)	—	—
Cimarex Energy Co.	—	7
CONSOL Energy Inc. (a)	—	1
Core Laboratories NV (b)	—	6
EOG Resources Inc.	1	62
Hess Corp.	—	14
Matador Resources Co. (a)	—	3
Penn Virginia Corp. (a)	—	2
ProPetro Holding Corp. (a)	—	2
Ring Energy Inc. (a)	—	—
		115
Financials 5.5%
Affiliated Managers Group Inc.	—	9

See accompanying Notes to Financial Statements.

120

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Allstate Corp.	1	38
Ambac Financial Group Inc. (a)	—	—
American Express Co.	1	104
Ameriprise Financial Inc.	—	35
Ameris Bancorp	—	3
Amerisafe Inc.	—	1
Aon Plc - Class A	1	49
Arthur J Gallagher & Co.	—	15
Banc of California Inc.	—	1
BancorpSouth Bank	—	3
Bank of America Corp.	11	313
Bank of Hawaii Corp.	—	4
Bank of the Ozarks Inc.	—	13
Banner Corp.	—	3
Berkshire Hills Bancorp Inc.	—	1
BlackRock Inc.	—	89
BofI Holding Inc. (a)	—	6
Brookline Bancorp Inc.	—	1
Brown & Brown Inc.	1	10
Cathay General Bancorp	—	5
CBOE Global Markets Inc.	—	28
Central Pacific Financial Corp.	—	2
Charles Schwab Corp.	3	150
City Holdings Co.	—	2
CME Group Inc.	1	92
CNO Financial Group Inc.	1	8
Columbia Banking System Inc.	—	4
Comerica Inc.	—	20
Commerce Bancshares Inc.	—	8
Cullen/Frost Bankers Inc.	—	7
Customers Bancorp Inc. (a)	—	1
CVB Financial Corp.	—	3
Dime Community Bancshares Inc.	—	—
E*TRADE Financial Corp. (a)	1	39
East West Bancorp Inc.	1	23
Eaton Vance Corp.	—	15
eHealth Inc. (a)	—	—
Employer Holdings Inc.	—	1
Encore Capital Group Inc. (a)	—	1
Evercore Inc. - Class A	—	11
FactSet Research Systems Inc.	—	19
Federated Investors Inc. - Class B	—	5
Financial Engines Inc.	—	3
First American Financial Corp.	—	8
First Commonwealth Financial Corp.	—	3
First Financial Bancorp	—	3
First Financial Bankshares Inc. (b)	—	6
FirstCash Inc.	—	11
Franklin Financial Network Inc. (a)	—	—
Glacier Bancorp Inc.	—	4
Green Bancorp Inc.	—	1
Green Dot Corp. - Class A (a)	—	9
Hancock Whitney Co.	—	5
Hanmi Financial Corp.	—	1
Heritage Financial Corp.	—	2
Home Bancshares Inc.	—	4
Independent Bank Corp.	—	3
Interactive Brokers Group Inc.	—	11
Intercontinental Exchange Inc.	2	104
James River Group Holdings Ltd.	—	1
Janus Henderson Group Plc	1	14
Kemper Corp.	—	9
LegacyTexas Financial Group Inc.	—	4
LendingTree Inc. (a) (b)	—	4
MarketAxess Holdings Inc.	—	18
Marsh & McLennan Cos. Inc.	1	59
MB Financial Inc.	—	6
Meta Financial Group Inc.	—	3
Moody's Corp.	1	70
MSCI Inc.	—	36
NASDAQ Inc.	—	13
National Bank Holdings Corp. - Class A	—	3
NMI Holdings Inc. - Class A (a)	—	3
Northern Trust Corp.	—	29
Northfield Bancorp Inc.	—	1
	Shares/Par[1]	Value ($)
Pacific Premier Bancorp Inc. (a)	—	3
Pinnacle Financial Partners Inc.	—	7
Piper Jaffray Cos.	—	1
Primerica Inc.	—	10
Principal Financial Group Inc.	—	16
ProAssurance Corp.	—	2
Progressive Corp.	2	85
Raymond James Financial Inc.	—	14
RenaissanceRe Holdings Ltd.	—	6
RLI Corp.	—	3
S&P Global Inc.	1	126
S&T Bancorp Inc.	—	1
Seacoast Banking Corp. of Florida (a)	—	2
SEI Investments Co.	—	19
Selective Insurance Group Inc.	—	5
ServisFirst Bancshares Inc.	—	5
Signature Bank (a)	—	6
SLM Corp. (a)	1	8
Sterling Bancorp	1	8
SVB Financial Group (a)	—	38
Synovus Financial Corp.	—	15
T. Rowe Price Group Inc.	1	70
Texas Capital Bancshares Inc. (a)	—	12
Third Point Reinsurance Ltd. (a)	—	3
Tompkins Financial Corp.	—	1
Torchmark Corp.	—	9
TrustCo Bank Corp.	—	1
United Community Banks Inc.	—	3
Universal Insurance Holdings Inc.	—	3
Walker & Dunlop Inc.	—	4
Washington Federal Inc.	—	3
Webster Financial Corp.	—	8
Westamerica Bancorp	—	1
Willis Towers Watson Plc	—	20
Wintrust Financial Corp.	—	6
WisdomTree Investments Inc.	—	1
		2,118
Health Care 14.4%
Abaxis Inc.	—	2
Abbott Laboratories	4	263
AbbVie Inc.	4	345
Abiomed Inc. (a)	—	43
Aetna Inc.	1	73
Agilent Technologies Inc.	1	49
Akorn Inc. (a)	—	5
Alexion Pharmaceuticals Inc. (a)	—	36
Align Technology Inc. (a)	—	61
Allscripts-Misys Healthcare Solutions Inc. (a)	—	3
Amedisys Inc. (a)	—	7
Amgen Inc.	1	177
AMN Healthcare Services Inc. (a)	—	8
Amphastar Pharmaceuticals Inc. (a)	—	1
ANI Pharmaceuticals Inc. (a)	—	2
Anika Therapeutics Inc. (a) (b)	—	—
Anthem Inc.	—	80
Baxter International Inc.	1	50
Becton Dickinson & Co.	1	158
Biogen Inc. (a)	1	103
Bio-Rad Laboratories Inc. - Class A (a)	—	14
Bio-Techne Corp.	—	14
BioTelemetry Inc. (a)	—	3
Boston Scientific Corp. (a)	4	110
Bristol-Myers Squibb Co.	3	140
Cambrex Corp. (a)	—	3
Cantel Medical Corp.	—	9
Catalent Inc. (a)	—	13
Celgene Corp. (a)	2	138
Centene Corp. (a)	1	62
Cerner Corp. (a)	1	46
Charles River Laboratories International Inc. (a)	—	13
Chemed Corp.	—	13
CIGNA Corp.	1	102
Computer Programs & Systems Inc. (b)	—	—
Conmed Corp.	—	2

See accompanying Notes to Financial Statements.

121

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Cooper Cos. Inc.	—	28
Corcept Therapeutics Inc. (a) (b)	—	3
Corvel Corp. (a)	—	1
CryoLife Inc. (a)	—	1
Cutera Inc. (a)	—	1
Cytokinetics Inc. (a)	—	—
DepoMed Inc. (a)	—	—
Eagle Pharmaceuticals Inc. (a)	—	3
Edwards Lifesciences Corp. (a)	1	76
Eli Lilly & Co.	2	122
Emergent BioSolutions Inc. (a)	—	4
Enanta Pharmaceuticals Inc. (a)	—	4
Encompass Health Corp.	—	16
Ensign Group Inc.	—	3
Exelixis Inc. (a)	1	15
Gilead Sciences Inc.	2	146
Globus Medical Inc. - Class A (a)	—	10
Haemonetics Corp. (a)	—	7
HCA Healthcare Inc.	1	37
HealthEquity Inc. (a)	—	10
HealthStream Inc.	—	—
Heska Corp. (a)	—	1
Hill-Rom Holdings Inc.	—	15
HMS Holdings Corp. (a)	—	2
Hologic Inc. (a)	1	26
ICU Medical Inc. (a)	—	11
Idexx Laboratories Inc. (a)	—	47
Illumina Inc. (a)	1	101
Incyte Corp. (a)	1	28
Innoviva Inc. (a)	—	2
Inogen Inc. (a)	—	8
Integer Holdings Corp. (a)	—	5
Integra LifeSciences Holdings Corp. (a)	—	7
Intuitive Surgical Inc. (a)	—	134
IQVIA Holdings Inc. (a)	—	22
Johnson & Johnson	4	431
Laboratory Corp. of America Holdings (a)	—	26
Lannett Co. Inc. (a) (b)	—	—
Lantheus Holdings Inc. (a)	—	1
LeMaitre Vascular Inc.	—	2
LHC Group Inc. (a)	—	6
Ligand Pharmaceuticals Inc. (a)	—	11
LivaNova Plc (a)	—	11
Luminex Corp.	—	3
Masimo Corp. (a)	—	12
Medicines Co. (a) (b)	—	3
Medidata Solutions Inc. (a)	—	12
Medtronic Plc	2	123
Merck & Co. Inc.	3	149
Meridian Bioscience Inc.	—	—
Merit Medical Systems Inc. (a)	—	6
Mettler-Toledo International Inc. (a)	—	35
MiMedx Group Inc. (a) (b)	—	2
Molina Healthcare Inc. (a)	—	5
Momenta Pharmaceuticals Inc. (a)	—	4
Myriad Genetics Inc. (a)	—	7
Natus Medical Inc. (a)	—	1
Nektar Therapeutics (a)	1	19
Neogen Corp. (a)	—	11
NuVasive Inc. (a)	—	4
Omnicell Inc. (a)	—	5
OraSure Technologies Inc. (a)	—	2
Orthofix International NV (a)	—	2
PerkinElmer Inc.	—	12
Perrigo Co. Plc	—	8
Pfizer Inc.	7	240
Phibro Animal Health Corp. - Class A	—	2
PRA Health Sciences Inc. (a)	—	11
Prestige Brands Holdings Inc. (a)	—	3
Progenics Pharmaceuticals Inc. (a)	—	—
Providence Services Corp. (a)	—	2
Quality Systems Inc. (a)	—	3
Regeneron Pharmaceuticals Inc. (a)	—	65
Regenxbio Inc. (a)	—	2
Repligen Corp. (a)	—	4
	Shares/Par[1]	Value ($)
ResMed Inc.	1	36
Select Medical Holdings Corp. (a)	—	3
Spectrum Pharmaceuticals Inc. (a)	—	3
Steris Plc	—	13
Stryker Corp.	1	134
Supernus Pharmaceuticals Inc. (a)	—	8
SurModics Inc. (a)	—	2
Tabula Rasa HealthCare Inc. (a)	—	2
Tactile Systems Technology Inc. (a) (b)	—	1
Teleflex Inc.	—	29
Tenet Healthcare Corp. (a)	—	3
Thermo Fisher Scientific Inc.	1	147
Tivity Health Inc. (a)	—	3
United Therapeutics Corp. (a)	—	9
UnitedHealth Group Inc.	3	578
US Physical Therapy Inc.	—	1
Varex Imaging Corp. (a)	—	1
Varian Medical Systems Inc. (a)	—	13
Vertex Pharmaceuticals Inc. (a)	1	107
Waters Corp. (a)	—	37
WellCare Health Plans Inc. (a)	—	17
West Pharmaceutical Services Inc.	—	12
Zimmer Biomet Holdings Inc.	—	32
Zoetis Inc. - Class A	1	102
		5,582
Industrials 8.9%
3M Co.	2	287
AAON Inc.	—	1
Actuant Corp. - Class A	—	1
Aerojet Rocketdyne Holdings Inc. (a)	—	5
Aerovironment Inc. (a)	—	3
Alamo Group Inc.	—	2
Albany International Corp. - Class A	—	4
Allegiant Travel Co.	—	3
Allegion Plc	—	11
American Airlines Group Inc.	1	22
American Woodmark Corp. (a)	—	3
AMETEK Inc.	1	42
AO Smith Corp.	1	20
Apogee Enterprises Inc.	—	1
Axon Enterprise Inc. (a)	—	9
Barnes Group Inc.	—	6
Boeing Co.	2	451
Brady Corp. - Class A	—	3
Brink's Co.	—	10
Carlisle Cos. Inc.	—	8
Caterpillar Inc.	1	103
Cintas Corp.	—	39
Comfort Systems USA Inc.	—	5
Copart Inc. (a)	1	27
Crane Co.	—	4
CSX Corp.	2	137
Cubic Corp.	—	2
Curtiss-Wright Corp.	—	8
Deere & Co.	1	61
Deluxe Corp.	—	4
Donaldson Co. Inc.	—	8
Dover Corp.	—	15
Dun & Bradstreet Corp.	—	5
Dycom Industries Inc. (a)	—	8
Emerson Electric Co.	1	44
EnPro Industries Inc.	—	3
Equifax Inc.	—	22
ESCO Technologies Inc.	—	2
Expeditors International of Washington Inc.	—	18
Exponent Inc.	—	6
Fastenal Co.	1	20
Federal Signal Corp.	—	1
FedEx Corp.	1	79
Forrester Research Inc.	—	—
Fortive Corp.	1	38
Fortune Brands Home & Security Inc.	1	19
Forward Air Corp.	—	5
Franklin Electric Co. Inc.	—	3

See accompanying Notes to Financial Statements.

122

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
General Dynamics Corp.	—	63
Graco Inc.	1	19
Granite Construction Inc.	—	4
Griffon Corp.	—	—
Harris Corp.	—	26
Harsco Corp. (a)	—	4
Healthcare Services Group Inc. (b)	—	9
Heartland Express Inc.	—	—
Herman Miller Inc.	—	5
Hillenbrand Inc.	—	4
Honeywell International Inc.	1	155
Hubbell Inc.	—	8
Huntington Ingalls Industries Inc.	—	16
IDEX Corp.	—	25
Illinois Tool Works Inc.	1	104
Ingersoll-Rand Plc	—	23
Insperity Inc.	—	9
Interface Inc.	—	3
ITT Inc.	—	6
JB Hunt Transport Services Inc.	—	14
John Bean Technologies Corp.	—	8
Kansas City Southern	—	12
Kennametal Inc.	—	3
KLX Inc. (a)	—	10
Knight-Swift Transportation Holdings Inc. - Class A	—	6
Korn/Ferry International	—	9
Landstar System Inc.	—	9
Lennox International Inc.	—	18
Lincoln Electric Holdings Inc.	—	7
Lindsay Corp.	—	1
Lockheed Martin Corp.	1	111
Lydall Inc. (a)	—	—
Marten Transport Ltd.	—	2
Masco Corp.	1	18
Mercury Systems Inc. (a)	—	4
Mobile Mini Inc.	—	3
Moog Inc. - Class A	—	3
MSA Safety Inc.	—	5
MSC Industrial Direct Co. - Class A	—	4
Multi-Color Corp.	—	1
Nordson Corp.	—	16
Norfolk Southern Corp.	—	47
Northrop Grumman Systems Corp.	—	90
Old Dominion Freight Line Inc.	—	25
Oshkosh Corp.	—	6
Parker Hannifin Corp.	—	28
Patrick Industries Inc. (a)	—	4
PGT Innovations Inc. (a)	—	3
Proto Labs Inc. (a)	—	8
Quanex Building Products Corp.	—	1
Raven Industries Inc.	—	4
Raytheon Co.	1	83
Republic Services Inc.	—	17
Robert Half International Inc.	—	11
Rockwell Automation Inc.	—	36
Rockwell Collins Inc.	1	55
Rollins Inc.	—	13
Roper Industries Inc.	—	69
RR Donnelley & Sons Co.	—	—
Saia Inc. (a)	—	4
Simpson Manufacturing Co. Inc.	—	6
Southwest Airlines Co.	1	44
Standex International Corp.	—	1
Stanley Black & Decker Inc.	—	33
Teledyne Technologies Inc. (a)	—	17
Tennant Co.	—	1
Terex Corp.	—	3
Tetra Tech Inc.	—	4
Timken Co.	—	3
Toro Co.	—	16
TransDigm Group Inc.	—	42
Trex Co. Inc. (a)	—	10
UniFirst Corp.	—	3
Union Pacific Corp.	1	141
United Parcel Service Inc. - Class B	1	89
	Shares/Par[1]	Value ($)
United Rentals Inc. (a)	—	30
Universal Forest Products Inc.	—	2
US Ecology Inc.	—	3
Valmont Industries Inc.	—	3
Verisk Analytics Inc. (a)	—	26
Viad Corp.	—	2
Vicor Corp. (a)	—	2
Wabash National Corp.	—	1
Wabtec Corp.	—	9
WageWorks Inc. (a)	—	6
Waste Management Inc.	1	80
Watsco Inc.	—	6
Watts Water Technologies Inc. - Class A	—	3
Werner Enterprises Inc.	—	2
Woodward Governor Co.	—	6
Xylem Inc.	—	20
		3,443
Information Technology 34.9%
8x8 Inc. (a)	—	3
Accenture Plc - Class A	1	162
ACI Worldwide Inc. (a)	—	3
Activision Blizzard Inc.	2	143
Acxiom Corp. (a)	—	3
Adobe Systems Inc. (a)	1	295
ADTRAN Inc.	—	1
Advanced Energy Industries Inc. (a)	—	5
Advanced Micro Devices Inc. (a)	1	11
Agilysys Inc. (a)	—	—
Akamai Technologies Inc. (a)	—	12
Alarm.com Holdings Inc. (a)	—	2
Alliance Data Systems Corp.	—	17
Alphabet Inc. - Class A (a)	1	828
Alphabet Inc. - Class C (a)	1	831
Amphenol Corp. - Class A	1	64
Analog Devices Inc.	1	88
Ansys Inc. (a)	—	35
Apple Inc.	12	2,230
Applied Materials Inc.	3	113
Applied Optoelectronics Inc. (a)	—	2
ASGN Inc. (a)	—	9
Autodesk Inc. (a)	—	43
Automatic Data Processing Inc.	1	145
Axcelis Technologies Inc. (a)	—	1
Badger Meter Inc.	—	1
Belden Inc.	—	2
Blackbaud Inc.	—	12
Bottomline Technologies Inc. (a)	—	4
Broadcom Inc.	1	237
Broadridge Financial Solutions Inc.	—	34
Brooks Automation Inc.	—	5
Cabot Microelectronics Corp.	—	6
Cadence Design Systems Inc. (a)	1	29
CalAmp Corp. (a)	—	1
Cars.com Inc. (a) (b)	—	3
CDK Global Inc.	—	20
CEVA Inc. (a)	—	1
Cirrus Logic Inc. (a)	—	5
Cisco Systems Inc.	5	229
Citrix Systems Inc. (a)	—	18
Cognex Corp.	1	18
Cognizant Technology Solutions Corp. - Class A	2	113
Coherent Inc. (a)	—	10
Cohu Inc.	—	1
CommVault Systems Inc. (a)	—	3
Control4 Corp. (a)	—	1
CoreLogic Inc. (a)	—	11
Corning Inc.	2	57
Cree Inc. (a)	—	5
CSG Systems International Inc.	—	1
CTS Corp.	—	3
Cypress Semiconductor Corp.	1	8
DXC Technology Co.	1	28
eBay Inc. (a)	2	83
Ebix Inc. (b)	—	5

See accompanying Notes to Financial Statements.

123

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Electro Scientific Industries Inc. (a)	—	1
Electronic Arts Inc. (a)	1	106
ePlus Inc. (a)	—	2
EVERTEC Inc.	—	1
ExlService Holdings Inc. (a)	—	5
Extreme Networks (a)	1	3
F5 Networks Inc. (a)	—	15
Facebook Inc. - Class A (a)	6	1,142
Fair Isaac Corp. (a)	—	14
FARO Technologies Inc. (a)	—	1
Fidelity National Information Services Inc.	1	53
First Solar Inc. (a)	—	5
Fiserv Inc. (a)	1	75
FleetCor Technologies Inc. (a)	—	47
FLIR Systems Inc.	—	12
FormFactor Inc. (a)	—	2
Fortinet Inc. (a)	1	23
Gartner Inc. (a)	—	29
Global Payments Inc.	1	44
II-VI Inc. (a)	—	5
Integrated Device Technology Inc. (a)	—	11
Intel Corp.	7	324
InterDigital Inc.	—	6
Intuit Inc.	1	123
IPG Photonics Corp. (a)	—	20
Itron Inc. (a)	—	1
j2 Global Inc.	—	11
Jabil Inc.	1	11
Jack Henry & Associates Inc.	—	25
Kemet Corp. (a)	—	4
Keysight Technologies Inc. (a)	—	13
KLA-Tencor Corp.	1	40
Kopin Corp. (a) (b)	—	—
Kulicke & Soffa Industries Inc.	—	4
Lam Research Corp.	1	69
Littelfuse Inc.	—	14
LivePerson Inc. (a)	—	1
LogMeIn Inc.	—	13
Lumentum Holdings Inc. (a) (b)	—	4
Manhattan Associates Inc. (a)	—	4
MasterCard Inc. - Class A	2	442
MAXIMUS Inc.	—	10
MaxLinear Inc. - Class A (a)	—	3
Methode Electronics Inc.	—	1
Microchip Technology Inc.	1	52
Micron Technology Inc. (a)	3	149
Microsoft Corp.	19	1,857
MicroStrategy Inc. - Class A (a)	—	1
MKS Instruments Inc.	—	13
Monolithic Power Systems Inc.	—	13
Monotype Imaging Holdings Inc.	—	1
Motorola Solutions Inc.	1	46
Nanometrics Inc. (a)	—	2
National Instruments Corp.	—	11
NetApp Inc.	1	52
NIC Inc.	—	1
Nvidia Corp.	2	353
Oclaro Inc. (a)	—	1
Oracle Corp.	4	164
OSI Systems Inc. (a)	—	2
Park Electrochemical Corp.	—	—
Paychex Inc.	1	35
PayPal Holdings Inc. (a)	3	228
PDF Solutions Inc. (a)	—	—
Perspecta Inc.	—	3
Plantronics Inc.	—	4
Power Integrations Inc.	—	3
Progress Software Corp.	—	4
PTC Inc. (a)	—	15
Qorvo Inc. (a)	—	25
QUALCOMM Inc.	1	71
Qualys Inc. (a)	—	6
QuinStreet Inc. (a)	—	2
Rambus Inc. (a)	—	3
Red Hat Inc. (a)	1	58
	Shares/Par[1]	Value ($)
Rogers Corp. (a)	—	4
Rudolph Technologies Inc. (a)	—	3
Sabre Corp.	—	7
Salesforce.com Inc. (a)	2	236
Semtech Corp. (a)	—	5
Shutterstock Inc. (a)	—	3
Silicon Laboratories Inc. (a)	—	11
Skyworks Solutions Inc.	1	44
SolarEdge Technologies Inc. (a) (b)	—	3
SPS Commerce Inc. (a)	—	4
Stamps.com Inc. (a)	—	11
Symantec Corp.	1	14
Synopsys Inc. (a)	1	30
Take-Two Interactive Software Inc. (a)	—	22
TE Connectivity Ltd.	1	56
Teradata Corp. (a)	—	7
Teradyne Inc.	1	17
Texas Instruments Inc.	3	265
Total System Services Inc.	1	34
Trimble Inc. (a)	1	21
TTEC Holdings Inc.	—	2
TTM Technologies Inc. (a)	—	4
Twitter Inc. (a)	2	69
Tyler Technologies Inc. (a)	—	19
Ultimate Software Group Inc. (a)	—	18
Ultra Clean Holdings Inc. (a)	—	1
VeriSign Inc. (a)	—	33
Versum Materials Inc.	—	9
ViaSat Inc. (a) (b)	—	3
Viavi Solutions Inc. (a)	—	3
Virtusa Corp. (a)	—	4
Visa Inc. - Class A	5	580
Vishay Intertechnology Inc.	—	3
Western Union Co.	1	9
WEX Inc. (a)	—	19
Xilinx Inc.	1	25
XO Group Inc. (a)	—	2
Xperi Corp.	—	—
Zebra Technologies Corp. - Class A (a)	—	18
		13,532
Materials 1.4%
AdvanSix Inc. (a)	—	1
Air Products & Chemicals Inc.	—	31
Albemarle Corp.	—	15
American Vanguard Corp.	—	1
AptarGroup Inc.	—	6
Avery Dennison Corp.	—	22
Balchem Corp.	—	4
CF Industries Holdings Inc.	—	11
Chemours Co.	1	20
Eagle Materials Inc.	—	12
Ecolab Inc.	—	40
FMC Corp.	—	29
HB Fuller Co.	—	3
Ingevity Corp. (a)	—	9
Innospec Inc.	—	2
International Flavors & Fragrances Inc.	—	15
Koppers Holdings Inc. (a)	—	1
Kraton Corp. (a)	—	3
Louisiana-Pacific Corp.	1	10
Martin Marietta Materials Inc.	—	15
Myers Industries Inc.	—	—
Neenah Inc.	—	2
NewMarket Corp.	—	4
Olin Corp.	—	8
Packaging Corp. of America	—	17
PolyOne Corp.	—	5
PPG Industries Inc.	—	30
Praxair Inc.	1	58
Quaker Chemical Corp.	—	3
Royal Gold Inc.	—	15
RPM International Inc.	—	9
Schweitzer-Mauduit International Inc.	—	1
Scotts Miracle-Gro Co. - Class A	—	5

See accompanying Notes to Financial Statements.

124

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Sealed Air Corp.	—	6
Sensient Technologies Corp.	—	3
Sherwin-Williams Co.	—	82
Silgan Holdings Inc.	—	2
US Concrete Inc. (a) (b)	—	2
Valvoline Inc.	—	6
Vulcan Materials Co.	—	22
		530
Real Estate 2.7%
Agree Realty Corp.	—	1
Alexandria Real Estate Equities Inc.	—	17
American Assets Trust Inc.	—	2
American Tower Corp.	1	157
Apartment Investment & Management Co. - Class A	—	6
Armada Hoffler Properties Inc.	—	1
AvalonBay Communities Inc.	—	26
Boston Properties Inc.	—	21
Camden Property Trust	—	12
CareTrust REIT Inc.	—	2
CBRE Group Inc. - Class A (a)	1	35
Chesapeake Lodging Trust	—	3
Community Healthcare Trust Inc.	—	—
Coresite Realty Corp.	—	9
Corporate Office Properties Trust	—	3
Cousins Properties Inc.	1	5
Crown Castle International Corp.	1	75
CyrusOne Inc.	—	7
DCT Industrial Trust Inc.	—	16
Digital Realty Trust Inc.	—	34
Douglas Emmett Inc.	—	10
Easterly Government Properties Inc.	—	2
EastGroup Properties Inc.	—	9
Equinix Inc.	—	83
Essex Property Trust Inc.	—	21
Extra Space Storage Inc.	—	32
Federal Realty Investment Trust	—	10
First Industrial Realty Trust Inc.	—	11
Four Corners Property Trust Inc.	—	4
Geo Group Inc.	—	4
Getty Realty Corp.	—	1
GGP Inc.	1	13
Global Net Lease Inc.	—	2
Healthcare Realty Trust Inc.	—	4
HFF Inc. - Class A	—	3
Highwoods Properties Inc.	—	5
Iron Mountain Inc.	—	11
Jones Lang LaSalle Inc.	—	11
Kilroy Realty Corp.	—	11
Lamar Advertising Co. - Class A	—	14
Lexington Realty Trust	1	4
Liberty Property Trust	—	9
Life Storage Inc.	—	5
LTC Properties Inc.	—	2
Medical Properties Trust Inc.	1	6
National Retail Properties Inc.	—	6
National Storage Affiliates Trust	—	3
PotlatchDeltic Corp.	—	5
ProLogis Inc.	1	86
PS Business Parks Inc.	—	3
Public Storage	—	47
Quality Care Properties Inc. (a)	—	1
Ramco-Gershenson Properties Trust	—	1
Rayonier Inc.	—	7
Retail Opportunity Investments Corp.	—	3
Saul Centers Inc.	—	—
SBA Communications Corp. (a)	—	47
Simon Property Group Inc.	1	63
Summit Hotel Properties Inc.	—	3
Tanger Factory Outlet Centers Inc.	—	3
Taubman Centers Inc.	—	4
UDR Inc.	1	16
Uniti Group Inc.	—	4
Universal Health Realty Income Trust	—	3
Urban Edge Properties	—	3
	Shares/Par[1]	Value ($)
Urstadt Biddle Properties Inc. - Class A	—	—
Vornado Realty Trust	—	21
Weingarten Realty Investors	—	3
Whitestone REIT	—	—
		1,051
Telecommunication Services 0.0%
Cogent Communications Group Inc.	—	6
Vonage Holdings Corp. (a)	1	8
		14
Utilities 0.7%
Allete Inc.	—	5
American States Water Co.	—	3
American Water Works Co. Inc.	—	20
Aqua America Inc.	—	10
Avista Corp.	—	4
California Water Service Group	—	2
Dominion Energy Inc.	1	41
El Paso Electric Co.	—	3
FirstEnergy Corp.	1	16
IDACORP Inc.	—	6
NextEra Energy Inc.	1	99
Northwest Natural Gas Co.	—	1
NRG Energy Inc.	1	12
ONE Gas Inc.	—	5
PNM Resources Inc.	—	4
South Jersey Industries Inc. (b)	—	3
Southwest Gas Corp.	—	4
Vectren Corp.	—	10
WEC Energy Group Inc.	—	21
WGL Holdings Inc.	—	4
		273
Total Common Stocks (cost $32,899)		33,610
INVESTMENT COMPANIES 0.1%
iShares S&P 400 Growth Index Fund	—	3
iShares S&P 500 Growth Index Fund	—	44
iShares S&P Small-Cap 600 Growth ETF	—	2
Total Investment Companies (cost $50)		49
SHORT TERM INVESTMENTS 1.7%
Investment Companies 1.4%
JNL Government Money Market Fund - Institutional Class, 1.79% (c) (d)	533	533
Securities Lending Collateral 0.3%
Securities Lending Cash Collateral Fund LLC, 1.99% (c) (d)	107	107
Treasury Securities 0.0%
U.S. Treasury Bill
1.94%, 09/06/18 (e) (f)	9	9
Total Short Term Investments (cost $649)		649
Total Investments 88.6% (cost $33,598)		34,308
Other Assets and Liabilities, Net 11.4%		4,427
Total Net Assets 100.0%		38,735

(a)  Non-income producing security.

(b)  All or portion of the security was on loan.

(c)   Investment in affiliate.

(d)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

(e)   All or a portion of the security is pledged or segregated as collateral.

(f)  The coupon rate represents the yield to maturity.

JNL/Mellon Capital S&P 1500 Value Index Fund
COMMON STOCKS 98.9%
Consumer Discretionary 8.8%
Aaron's Inc.	—	4
Abercrombie & Fitch Co. - Class A	—	2
Adtalem Global Education Inc. (a)	—	3
Advance Auto Parts Inc.	—	12
AMC Networks Inc. - Class A (a)	—	1
American Axle & Manufacturing Holdings Inc. (a)	—	2
American Eagle Outfitters Inc.	—	2
American Public Education Inc. (a)	—	1
Asbury Automotive Group Inc. (a)	—	2

See accompanying Notes to Financial Statements.

125

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Ascena Retail Group Inc. (a)	—	1
AutoNation Inc. (a)	—	3
AutoZone Inc. (a)	—	13
Barnes & Noble Education Inc. (a)	—	—
Barnes & Noble Inc.	—	—
Bed Bath & Beyond Inc.	—	4
Belmond Ltd. - Class A (a)	—	1
Best Buy Co. Inc.	1	24
Big 5 Sporting Goods Corp. (b)	—	—
Big Lots Inc.	—	3
BJ's Restaurants Inc.	—	—
BorgWarner Inc.	—	3
Brinker International Inc. (b)	—	3
Brunswick Corp.	—	4
Buckle Inc. (b)	—	1
Cable One Inc.	—	1
Caleres Inc.	—	2
Callaway Golf Co.	—	1
Capella Education Co.	—	1
Career Education Corp. (a)	—	—
Carmax Inc. (a)	—	8
Carnival Plc	—	17
Carter's Inc.	—	2
Cato Corp. - Class A	—	1
CBS Corp. - Class B	—	13
Cheesecake Factory Inc. (b)	—	3
Chico's FAS Inc.	—	1
Childrens Place Retail Stores Inc.	—	1
Chipotle Mexican Grill Inc. (a)	—	9
Chuy's Holdings Inc. (a)	—	1
Cinemark Holdings Inc. (b)	—	5
Comcast Corp. - Class A	3	97
Cooper Tire & Rubber Co.	—	1
Cooper-Standard Holding Inc. (a)	—	3
Core-Mark Holding Co. Inc.	—	1
Cracker Barrel Old Country Store Inc.	—	3
Crocs Inc. (a)	—	—
Dana Holding Corp.	—	1
Darden Restaurants Inc.	—	7
Deckers Outdoor Corp. (a)	—	3
Dick's Sporting Goods Inc.	—	4
Dillard's Inc. - Class A (b)	—	2
Dine Brands Global Inc.	—	1
Discovery Inc. - Class A (a) (b)	—	5
Discovery Inc. - Class C (a)	1	11
DISH Network Corp. - Class A (a)	—	10
Dollar General Corp.	—	16
Dorman Products Inc. (a)	—	2
DSW Inc. - Class A	—	3
El Pollo Loco Holdings Inc. (a)	—	—
Ethan Allen Interiors Inc.	—	1
EW Scripps Co. - Class A	—	—
Expedia Group Inc.	—	8
Express Inc. (a)	—	1
Fiesta Restaurant Group Inc. (a)	—	1
Foot Locker Inc.	—	8
Ford Motor Co.	5	56
Fossil Group Inc. (a)	—	2
Francesca's Holdings Corp. (a)	—	—
FTD Cos. Inc. (a)	—	—
GameStop Corp. - Class A (b)	—	2
Gannett Co. Inc.	—	2
Gap Inc.	—	9
Garmin Ltd.	—	5
General Motors Co.	2	64
Genesco Inc. (a)	—	1
Gentex Corp.	—	3
Gentherm Inc. (a)	—	1
Genuine Parts Co.	—	17
G-III Apparel Group Ltd. (a)	—	2
Goodyear Tire & Rubber Co.	1	7
Graham Holdings Co.	—	3
Group 1 Automotive Inc.	—	1
Guess Inc.	—	1
H&R Block Inc.	—	2
	Shares/Par[1]	Value ($)
HanesBrands Inc. (b)	—	6
Harley-Davidson Inc.	—	9
Hasbro Inc.	—	6
Haverty Furniture Cos. Inc.	—	1
Helen of Troy Ltd. (a)	—	2
Hibbett Sports Inc. (a)	—	—
Hilton Worldwide Holdings Inc.	—	17
ILG Inc.	—	1
International Speedway Corp. - Class A	—	2
Interpublic Group of Cos. Inc.	1	12
J.C. Penney Co. Inc. (a) (b)	—	1
Jack in the Box Inc.	—	1
John Wiley & Sons Inc. - Class A	—	2
Kirkland's Inc. (a)	—	—
Kohl's Corp.	—	16
La-Z-Boy Inc.	—	1
Leggett & Platt Inc.	—	7
Lennar Corp. - Class A	—	8
Limited Brands Inc.	—	11
Lithia Motors Inc. - Class A	—	1
LKQ Corp. (a)	—	5
Lowe's Cos. Inc.	1	32
Lumber Liquidators Holdings Inc. (a)	—	—
M/I Homes Inc. (a)	—	1
Macy's Inc.	1	15
Marcus Corp.	—	1
MarineMax Inc. (a)	—	1
Mattel Inc. (b)	1	5
MDC Holdings Inc.	—	1
Meredith Corp.	—	1
Meritage Homes Corp. (a)	—	1
MGM Resorts International	1	11
Michaels Cos. Inc. (a)	—	3
Mohawk Industries Inc. (a)	—	6
Monro Inc.	—	3
Motorcar Parts of America Inc. (a)	—	—
Movado Group Inc.	—	1
Murphy USA Inc. (a)	—	3
Nautilus Inc. (a)	—	—
New Media Investment Group Inc.	—	2
Newell Brands Inc.	1	16
News Corp. - Class A	1	8
News Corp. - Class B	—	3
Nike Inc. - Class B	1	43
Nordstrom Inc.	—	8
Office Depot Inc.	1	1
Omnicom Group Inc.	—	23
O'Reilly Automotive Inc. (a)	—	13
Oxford Industries Inc.	—	2
Papa John's International Inc. (b)	—	1
Perry Ellis International Inc. (a)	—	—
PVH Corp.	—	15
Ralph Lauren Corp. - Class A	—	9
Red Robin Gourmet Burgers Inc. (a)	—	1
Regis Corp. (a)	—	1
Rent-A-Center Inc.	—	1
Ross Stores Inc.	—	14
Royal Caribbean Cruises Ltd.	—	7
Sally Beauty Holdings Inc. (a) (b)	—	2
Scholastic Corp.	—	2
Shoe Carnival Inc.	—	—
Shutterfly Inc. (a)	—	1
Signet Jewelers Ltd.	—	4
Sonic Automotive Inc. - Class A	—	1
Sonic Corp.	—	1
Standard Motor Products Inc.	—	1
Starbucks Corp.	1	31
Steven Madden Ltd.	—	2
Strayer Education Inc.	—	1
Sturm Ruger & Co. Inc. (b)	—	1
Superior Industries International Inc.	—	—
Tailored Brands Inc. (b)	—	1
Tapestry Inc.	—	11
Target Corp.	1	52
Tegna Inc.	—	3

See accompanying Notes to Financial Statements.

126

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Tempur Sealy International Inc. (a) (b)	—	2
Texas Roadhouse Inc.	—	2
Tiffany & Co.	—	10
Tile Shop Holdings Inc.	—	—
TJX Cos. Inc.	1	42
Tractor Supply Co.	—	7
TripAdvisor Inc. (a)	—	5
Tupperware Brands Corp.	—	1
Twenty-First Century Fox Inc. - Class A	2	67
Twenty-First Century Fox Inc. - Class B	1	28
Ulta Beauty Inc. (a)	—	5
Under Armour Inc. - Class A (a) (b)	—	5
Under Armour Inc. - Class C (a)	—	5
Unifi Inc. (a)	—	1
Universal Electronics Inc. (a)	—	1
Urban Outfitters Inc. (a)	—	5
Vera Bradley Inc. (a)	—	—
VF Corp.	—	13
Viacom Inc. - Class B	1	14
Vista Outdoor Inc. (a)	—	1
Vitamin Shoppe Inc. (a) (b)	—	—
Walt Disney Co.	1	106
Wendy's Co.	—	2
Whirlpool Corp.	—	12
William Lyon Homes - Class A (a)	—	—
Williams-Sonoma Inc. (b)	—	6
Wolverine World Wide Inc.	—	4
Yum! Brands Inc.	—	18
Zumiez Inc. (a)	—	—
		1,360
Consumer Staples 9.1%
Altria Group Inc.	1	61
Andersons Inc.	—	1
Archer-Daniels-Midland Co.	1	33
Avon Products Inc. (a)	1	1
B&G Foods Inc. (b)	—	1
Boston Beer Co. Inc. - Class A (a)	—	2
Brown-Forman Corp. - Class B	—	6
Cal-Maine Foods Inc. (a)	—	1
Campbell Soup Co. (b)	—	10
Casey's General Stores Inc.	—	5
Church & Dwight Co. Inc.	—	8
Clorox Co.	—	10
Coca-Cola Co.	3	119
Colgate-Palmolive Co.	1	38
ConAgra Brands Inc.	1	18
Costco Wholesale Corp.	1	118
Coty Inc. - Class A	1	9
Darling Ingredients Inc. (a)	—	2
Dean Foods Co.	—	1
Edgewell Personal Care Co. (a)	—	3
Energizer Holdings Inc.	—	3
Flowers Foods Inc.	—	3
General Mills Inc.	1	22
Hain Celestial Group Inc. (a)	—	3
Hershey Co.	—	8
Hormel Foods Corp. (b)	1	13
Ingredion Inc.	—	6
J&J Snack Foods Corp.	—	1
JM Smucker Co.	—	15
John B. Sanfilippo & Son Inc.	—	1
Kellogg Co.	—	15
Kimberly-Clark Corp.	—	26
Kraft Heinz Foods Co.	1	48
Kroger Co.	1	30
Lancaster Colony Corp.	—	2
McCormick & Co. Inc.	—	9
Molson Coors Brewing Co. - Class B	—	16
Mondelez International Inc. - Class A	2	77
Nu Skin Enterprises Inc. - Class A	—	3
PepsiCo Inc.	1	101
Philip Morris International Inc.	1	80
Post Holdings Inc. (a)	—	8
Procter & Gamble Co.	2	159
	Shares/Par[1]	Value ($)
Sanderson Farms Inc.	—	1
Seneca Foods Corp. - Class A (a)	—	—
SpartanNash Co.	—	1
Supervalu Inc. (a) (b)	—	1
Sysco Corp.	1	42
Tootsie Roll Industries Inc. (b)	—	—
TreeHouse Foods Inc. (a)	—	4
Tyson Foods Inc. - Class A	1	27
United Natural Foods Inc. (a)	—	3
Universal Corp.	—	2
Walgreens Boots Alliance Inc.	1	66
Walmart Inc.	2	159
WD-40 Co.	—	1
		1,403
Energy 12.9%
Anadarko Petroleum Corp.	1	49
Andeavor Corp.	—	24
Apache Corp.	1	23
Apergy Corp. (a)	—	2
Archrock Inc.	—	2
Baker Hughes a GE Co. LLC - Class A	1	17
Bristow Group Inc. (a)	—	1
C&J Energy Services Inc. (a)	—	1
Cabot Oil & Gas Corp.	1	8
Callon Petroleum Co. (a)	—	3
CARBO Ceramics Inc. (a) (b)	—	—
Carrizo Oil & Gas Inc. (a)	—	3
Chesapeake Energy Corp. (a) (b)	1	6
Chevron Corp.	3	310
Cimarex Energy Co.	—	9
Cloud Peak Energy Inc. (a)	—	—
CNX Resources Corp. (a)	—	5
Concho Resources Inc. (a)	—	26
ConocoPhillips Co.	2	104
CONSOL Energy Inc. (a)	—	1
Core Laboratories NV (b)	—	4
Denbury Resources Inc. (a)	1	2
Devon Energy Corp.	1	29
Diamond Offshore Drilling Inc. (a) (b)	—	2
Dril-Quip Inc. (a)	—	2
Energen Corp. (a)	—	9
Ensco Plc - Class A	1	4
EOG Resources Inc.	1	60
EQT Corp.	1	18
Era Group Inc. (a)	—	—
Exterran Corp. (a)	—	1
Exxon Mobil Corp.	6	450
Geospace Technologies Corp. (a)	—	—
Green Plains Renewable Energy Inc.	—	1
Gulf Island Fabrication Inc.	—	—
Gulfport Energy Corp. (a)	—	2
Halliburton Co.	1	51
Helix Energy Solutions Group Inc. (a)	—	2
Helmerich & Payne Inc.	—	9
Hess Corp.	—	16
HighPoint Resources Corp. (a)	—	1
HollyFrontier Corp.	—	16
Kinder Morgan Inc.	3	43
Marathon Oil Corp.	1	23
Marathon Petroleum Corp.	1	41
Matador Resources Co. (a)	—	3
Matrix Service Co. (a)	—	1
McDermott International Inc. (a)	—	4
Murphy Oil Corp.	—	7
Nabors Industries Ltd.	1	3
National Oilwell Varco Inc.	1	21
Newfield Exploration Co. (a)	—	8
Newpark Resources Inc. (a)	—	2
Noble Corp. Plc (a)	1	2
Noble Energy Inc.	1	22
Oasis Petroleum Inc. (a) (b)	1	5
Occidental Petroleum Corp.	1	83
Oceaneering International Inc. (b)	—	3
Oil States International Inc. (a)	—	3

See accompanying Notes to Financial Statements.

127

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
ONEOK Inc.	1	36
Par Pacific Holdings Inc. (a)	—	1
Patterson-UTI Energy Inc.	—	5
PBF Energy Inc. - Class A	—	6
PDC Energy Inc. (a)	—	5
Penn Virginia Corp. (a)	—	1
Phillips 66	1	61
Pioneer Energy Services Corp. (a)	—	1
Pioneer Natural Resources Co.	—	41
ProPetro Holding Corp. (a)	—	—
QEP Resources Inc. (a)	—	4
Range Resources Corp.	—	5
Renewable Energy Group Inc. (a)	—	1
REX Stores Corp. (a)	—	—
Ring Energy Inc. (a)	—	1
Rowan Cos. Plc - Class A (a)	—	3
Schlumberger Ltd.	2	119
SEACOR Holdings Inc. (a)	—	1
SM Energy Co. (b)	—	3
Southwestern Energy Co. (a)	1	3
SRC Energy Inc. (a)	1	3
Superior Energy Services Inc. (a)	—	2
TechnipFMC Plc	1	17
Tetra Technologies Inc. (a)	—	1
Transocean Ltd. (a)	1	8
Unit Corp. (a)	—	2
US Silica Holdings Inc.	—	3
Valero Energy Corp.	1	62
Williams Cos. Inc.	1	29
World Fuel Services Corp.	—	2
WPX Energy Inc. (a)	1	9
		1,982
Financials 22.9%
Affiliated Managers Group Inc.	—	6
Aflac Inc.	1	43
Alleghany Corp.	—	12
Allstate Corp.	—	22
Ambac Financial Group Inc. (a)	—	1
American Equity Investment Life Holding Co.	—	4
American Express Co.	1	36
American Financial Group Inc.	—	9
American International Group Inc.	1	61
Ameriprise Financial Inc.	—	8
Ameris Bancorp	—	1
Amerisafe Inc.	—	1
Aon Plc - Class A	—	17
Arthur J Gallagher & Co.	—	7
Aspen Insurance Holdings Ltd.	—	3
Associated Bancorp	—	6
Assurant Inc.	—	7
Banc of California Inc.	—	—
BancorpSouth Bank	—	2
Bank of America Corp.	6	178
Bank of Hawaii Corp.	—	2
Bank of New York Mellon Corp. (c)	1	70
Banner Corp.	—	1
BB&T Corp.	1	51
Berkshire Hathaway Inc. - Class B (a)	3	461
Berkshire Hills Bancorp Inc.	—	1
BlackRock Inc.	—	32
Boston Private Financial Holdings Inc.	—	2
Brighthouse Financial Inc. (a)	—	6
Brookline Bancorp Inc.	—	1
Brown & Brown Inc.	—	3
Capital One Financial Corp.	1	58
Cathay General Bancorp	—	1
Central Pacific Financial Corp.	—	—
Chemical Financial Corp.	—	5
Chubb Ltd.	1	76
Cincinnati Financial Corp.	—	13
Citigroup Inc.	3	219
Citizens Financial Group Inc.	1	24
City Holdings Co.	—	1
CME Group Inc.	—	24
	Shares/Par[1]	Value ($)
Columbia Banking System Inc.	—	2
Comerica Inc.	—	10
Commerce Bancshares Inc.	—	4
Community Bank System Inc.	—	4
Cullen/Frost Bankers Inc.	—	4
Customers Bancorp Inc. (a)	—	1
CVB Financial Corp.	—	1
Dime Community Bancshares Inc.	—	1
Discover Financial Services	1	32
Donnelley Financial Solutions Inc. (a)	—	1
eHealth Inc. (a)	—	—
Employer Holdings Inc.	—	1
Encore Capital Group Inc. (a) (b)	—	—
Enova International Inc. (a)	—	1
Everest Re Group Ltd.	—	12
EzCorp Inc. - Class A (a)	—	1
Fidelity Southern Corp.	—	1
Fifth Third Bancorp	1	25
Financial Engines Inc.	—	2
First American Financial Corp.	—	3
First Bancorp Inc. (a)	—	2
First Commonwealth Financial Corp.	—	1
First Financial Bancorp	—	2
First Financial Bankshares Inc. (b)	—	2
First Horizon National Corp.	1	8
First Midwest Bancorp Inc.	—	3
FNB Corp.	1	5
Franklin Financial Network Inc. (a)	—	1
Franklin Resources Inc.	1	13
Fulton Financial Corp.	—	4
Genworth Financial Inc. - Class A (a)	1	3
Glacier Bancorp Inc.	—	2
Goldman Sachs Group Inc.	1	100
Great Western Bancorp Inc.	—	3
Green Bancorp Inc.	—	—
Greenhill & Co. Inc.	—	1
Hancock Whitney Co.	—	3
Hanmi Financial Corp.	—	1
Hanover Insurance Group Inc.	—	7
Hartford Financial Services Group Inc.	1	24
HCI Group Inc.	—	—
Heritage Financial Corp.	—	—
Home Bancshares Inc.	—	3
HomeStreet Inc. (a)	—	1
Hope Bancorp Inc.	—	3
Horace Mann Educators Corp.	—	3
Huntington Bancshares Inc.	2	21
Independent Bank Corp.	—	1
Infinity Property & Casualty Corp.	—	2
International Bancshares Corp.	—	3
INTL FCStone Inc. (a)	—	1
Invesco Ltd.	1	14
Investment Technology Group Inc.	—	1
James River Group Holdings Ltd.	—	—
Jefferies Financial Group Inc.	1	9
JPMorgan Chase & Co.	5	455
KeyCorp	2	27
Legg Mason Inc.	—	4
Lincoln National Corp.	—	18
Loews Corp.	1	16
M&T Bank Corp.	—	31
Maiden Holdings Ltd.	—	1
Marsh & McLennan Cos. Inc.	—	23
MB Financial Inc.	—	2
Mercury General Corp.	—	2
MetLife Inc.	1	57
Morgan Stanley	2	83
NASDAQ Inc.	—	7
Navient Corp.	1	4
Navigators Group Inc.	—	2
NBT Bancorp Inc.	—	2
New York Community Bancorp Inc.	1	7
Northern Trust Corp.	—	13
Northfield Bancorp Inc.	—	—
Northwest Bancshares Inc.	—	2

See accompanying Notes to Financial Statements.

128

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
OFG Bancorp	—	1
Old National Bancorp	—	4
Old Republic International Corp.	—	6
Opus Bank	—	1
Oritani Financial Corp.	—	1
PacWest Bancorp	—	8
People's United Financial Inc.	1	8
Pinnacle Financial Partners Inc.	—	2
Piper Jaffray Cos.	—	1
PNC Financial Services Group Inc.	1	81
PRA Group Inc. (a)	—	2
Principal Financial Group Inc.	—	10
ProAssurance Corp.	—	1
Prosperity Bancshares Inc.	—	6
Provident Financial Services Inc.	—	2
Prudential Financial Inc.	1	51
Raymond James Financial Inc.	—	8
Regions Financial Corp.	2	26
Reinsurance Group of America Inc.	—	11
RenaissanceRe Holdings Ltd.	—	3
RLI Corp.	—	2
S&T Bancorp Inc.	—	1
Safety Insurance Group Inc.	—	2
Seacoast Banking Corp. of Florida (a)	—	—
Selective Insurance Group Inc.	—	2
Signature Bank (a)	—	6
Simmons First National Corp. - Class A	—	3
SLM Corp. (a)	—	2
Southside Bancshares Inc.	—	1
State Street Corp.	1	44
Sterling Bancorp	—	2
Stewart Information Services Corp.	—	2
Stifel Financial Corp.	—	5
SunTrust Banks Inc.	1	39
Synchrony Financial	1	30
TCF Financial Corp.	—	6
Tompkins Financial Corp.	—	1
Torchmark Corp.	—	6
Travelers Cos. Inc.	1	43
TrustCo Bank Corp.	—	1
Trustmark Corp.	—	3
U.S. Bancorp	2	100
UMB Financial Corp.	—	5
Umpqua Holdings Corp.	—	6
United Bankshares Inc.	—	5
United Community Banks Inc.	—	1
United Fire Group Inc.	—	1
United Insurance Holdings Corp.	—	1
Universal Insurance Holdings Inc.	—	—
Unum Group	—	11
Valley National Bancorp	1	4
Virtus Investment Partners Inc.	—	1
Waddell & Reed Financial Inc. - Class A	—	2
Washington Federal Inc.	—	2
Webster Financial Corp.	—	3
Wells Fargo & Co.	6	312
Westamerica Bancorp (b)	—	1
Willis Towers Watson Plc	—	15
Wintrust Financial Corp.	—	3
WisdomTree Investments Inc.	—	1
World Acceptance Corp. (a)	—	1
WR Berkley Corp.	—	9
XL Group Ltd.	1	19
Zions Bancorp	—	14
		3,535
Health Care 10.2%
Abaxis Inc.	—	1
Acadia HealthCare Co. Inc. (a) (b)	—	4
Aceto Corp.	—	—
Acorda Therapeutics Inc. (a)	—	2
Aetna Inc.	—	38
Alexion Pharmaceuticals Inc. (a)	—	17
Allergan Plc	1	73
Allscripts-Misys Healthcare Solutions Inc. (a)	—	1
	Shares/Par[1]	Value ($)
AMAG Pharmaceuticals Inc. (a)	—	1
AmerisourceBergen Corp.	—	18
Amgen Inc.	1	65
Amphastar Pharmaceuticals Inc. (a)	—	—
AngioDynamics Inc. (a)	—	1
Anika Therapeutics Inc. (a) (b)	—	—
Anthem Inc.	—	37
Baxter International Inc.	—	21
Biogen Inc. (a)	—	24
Bristol-Myers Squibb Co.	1	43
Cambrex Corp. (a)	—	1
Cardinal Health Inc.	1	20
Community Health Systems Inc. (a) (b)	—	—
Computer Programs & Systems Inc. (b)	—	—
Conmed Corp.	—	1
Cross Country Healthcare Inc. (a)	—	1
CryoLife Inc. (a)	—	1
CVS Health Corp.	1	84
Cytokinetics Inc. (a)	—	—
Danaher Corp.	1	78
DaVita Inc. (a)	—	13
Dentsply Sirona Inc.	—	13
DepoMed Inc. (a)	—	—
Diplomat Pharmacy Inc. (a)	—	2
Eli Lilly & Co.	1	41
Endo International Plc (a)	—	2
Ensign Group Inc.	—	1
Envision Healthcare Corp. (a)	—	7
Express Scripts Holding Co. (a)	1	56
Gilead Sciences Inc.	1	41
Haemonetics Corp. (a)	—	3
Halyard Health Inc. (a)	—	4
HCA Healthcare Inc.	—	17
HealthStream Inc.	—	—
Henry Schein Inc. (a)	—	14
HMS Holdings Corp. (a)	—	1
Humana Inc.	—	53
Integra LifeSciences Holdings Corp. (a)	—	2
Invacare Corp.	—	1
IQVIA Holdings Inc. (a)	—	9
Johnson & Johnson	2	192
Kindred Healthcare Inc. (a)	—	1
Laboratory Corp. of America Holdings (a)	—	10
Lannett Co. Inc. (a) (b)	—	—
Lifepoint Health Inc. (a)	—	2
Luminex Corp.	—	1
Magellan Health Services Inc. (a)	—	3
Mallinckrodt Plc (a) (b)	—	2
McKesson Corp.	—	34
Medicines Co. (a) (b)	—	2
MEDNAX Inc. (a)	—	5
Medtronic Plc	1	84
Merck & Co. Inc.	2	132
Meridian Bioscience Inc.	—	1
Molina Healthcare Inc. (a)	—	3
Mylan NV (a)	1	24
Natus Medical Inc. (a)	—	—
NuVasive Inc. (a)	—	1
Owens & Minor Inc.	—	1
Patterson Cos. Inc. (b)	—	3
PerkinElmer Inc.	—	4
Perrigo Co. Plc	—	7
Pfizer Inc.	4	147
Prestige Brands Holdings Inc. (a)	—	1
Progenics Pharmaceuticals Inc. (a)	—	1
Quest Diagnostics Inc.	—	19
Quorum Health Corp. (a)	—	—
Regenxbio Inc. (a)	—	1
Select Medical Holdings Corp. (a)	—	1
Spectrum Pharmaceuticals Inc. (a)	—	1
Steris Plc	—	4
Syneos Health Inc. - Class A (a)	—	3
Tactile Systems Technology Inc. (a) (b)	—	—
Tenet Healthcare Corp. (a)	—	2
Thermo Fisher Scientific Inc.	—	30

See accompanying Notes to Financial Statements.

129

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
United Therapeutics Corp. (a)	—	2
Universal Health Services Inc. - Class B	—	12
US Physical Therapy Inc.	—	1
Varex Imaging Corp. (a)	—	1
Varian Medical Systems Inc. (a)	—	6
WellCare Health Plans Inc. (a)	—	5
West Pharmaceutical Services Inc.	—	3
Zimmer Biomet Holdings Inc.	—	13
		1,577
Industrials 9.9%
AAON Inc.	—	1
AAR Corp.	—	2
ABM Industries Inc.	—	2
Actuant Corp. - Class A	—	2
Acuity Brands Inc.	—	6
AECOM (a)	—	7
Aegion Corp. (a)	—	1
AGCO Corp.	—	5
Alaska Air Group Inc.	—	9
Allegiant Travel Co.	—	1
Allegion Plc	—	3
American Airlines Group Inc.	—	9
Apogee Enterprises Inc.	—	1
Applied Industrial Technologies Inc.	—	4
ArcBest Corp.	—	1
Arconic Inc.	1	9
Astec Industries Inc.	—	1
Atlas Air Worldwide Holdings Inc. (a)	—	2
Avis Budget Group Inc. (a)	—	3
AZZ Inc.	—	1
Brady Corp. - Class A	—	2
Briggs & Stratton Corp.	—	1
C.H. Robinson Worldwide Inc.	—	15
Carlisle Cos. Inc.	—	4
Caterpillar Inc.	1	50
Chart Industries Inc. (a)	—	2
CIRCOR International Inc.	—	1
Clean Harbors Inc. (a)	—	4
Crane Co.	—	3
Cubic Corp.	—	1
Cummins Inc.	—	26
Curtiss-Wright Corp.	—	3
Deere & Co.	—	26
Delta Air Lines Inc.	1	41
Deluxe Corp.	—	2
Donaldson Co. Inc.	—	3
Dover Corp.	—	6
Dun & Bradstreet Corp.	—	3
DXP Enterprises Inc. (a)	—	1
Eaton Corp. Plc	1	42
Echo Global Logistics Inc. (a)	—	1
EMCOR Group Inc.	—	5
Emerson Electric Co.	1	33
Encore Wire Corp.	—	1
EnerSys Inc.	—	4
Engility Holdings Inc. (a)	—	1
Equifax Inc.	—	8
ESCO Technologies Inc.	—	1
Essendant Inc.	—	1
Esterline Technologies Corp. (a)	—	3
Expeditors International of Washington Inc.	—	8
Fastenal Co.	—	8
Federal Signal Corp.	—	1
FedEx Corp.	—	30
Flowserve Corp.	—	6
Fluor Corp.	—	9
Fortive Corp.	—	10
Franklin Electric Co. Inc.	—	1
FTI Consulting Inc. (a)	—	3
GATX Corp.	—	3
General Dynamics Corp.	—	33
General Electric Co.	11	152
Genesee & Wyoming Inc. - Class A (a)	—	6
Gibraltar Industries Inc. (a)	—	2
	Shares/Par[1]	Value ($)
Granite Construction Inc.	—	1
Greenbrier Cos. Inc.	—	2
Griffon Corp.	—	—
Harris Corp.	—	8
Hawaiian Holdings Inc.	—	2
Heartland Express Inc.	—	1
Heidrick & Struggles International Inc.	—	1
Hillenbrand Inc.	—	2
HNI Corp.	—	2
Honeywell International Inc.	1	57
HUB Group Inc. - Class A (a)	—	2
Hubbell Inc.	—	4
Huntington Ingalls Industries Inc.	—	4
IHS Markit Ltd. (a)	1	24
Ingersoll-Rand Plc	—	16
Insteel Industries Inc.	—	1
ITT Inc.	—	3
Jacobs Engineering Group Inc.	—	10
JB Hunt Transport Services Inc.	—	5
JetBlue Airways Corp. (a)	1	7
Johnson Controls International Plc	1	39
Kaman Corp.	—	2
Kansas City Southern	—	7
KBR Inc.	—	3
Kelly Services Inc. - Class A	—	1
Kennametal Inc.	—	3
Kirby Corp. (a)	—	6
Knight-Swift Transportation Holdings Inc. - Class A	—	3
L3 Technologies Inc.	—	19
Landstar System Inc.	—	2
Lincoln Electric Holdings Inc.	—	3
Lindsay Corp.	—	1
Lockheed Martin Corp.	—	35
LSC Communications Inc.	—	1
Lydall Inc. (a)	—	—
Manpower Inc.	—	7
Marten Transport Ltd.	—	—
Masco Corp.	—	5
Matson Inc.	—	2
Matthews International Corp. - Class A	—	3
Mobile Mini Inc.	—	1
Moog Inc. - Class A	—	2
MSA Safety Inc.	—	2
MSC Industrial Direct Co. - Class A	—	2
Mueller Industries Inc.	—	2
Multi-Color Corp.	—	—
MYR Group Inc. (a)	—	1
National Presto Industries Inc. (b)	—	1
Navigant Consulting Inc. (a)	—	1
Nielsen Holdings Plc	1	13
Norfolk Southern Corp.	—	30
Northrop Grumman Systems Corp.	—	22
NOW Inc. (a)	—	2
nVent Electric Plc (a)	—	5
Orion Group Holdings Inc. (a)	—	—
Oshkosh Corp.	—	4
PACCAR Inc.	1	28
Parker Hannifin Corp.	—	11
Pentair Plc	—	9
Pitney Bowes Inc.	—	2
Powell Industries Inc.	—	—
Quanex Building Products Corp.	—	—
Quanta Services Inc. (a)	—	6
Raytheon Co.	—	28
Regal-Beloit Corp.	—	5
Republic Services Inc.	—	10
Resources Connection Inc.	—	1
Robert Half International Inc.	—	4
Rockwell Automation Inc.	—	8
RR Donnelley & Sons Co.	—	—
Ryder System Inc.	—	5
Saia Inc. (a)	—	1
SkyWest Inc.	—	3
Snap-On Inc.	—	12
Southwest Airlines Co.	—	11

See accompanying Notes to Financial Statements.

130

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
SPX Corp. (a)	—	2
SPX Flow Technology USA Inc. (a)	—	2
Standex International Corp.	—	1
Stanley Black & Decker Inc.	—	9
Stericycle Inc. (a)	—	7
Team Inc. (a) (b)	—	1
Tennant Co.	—	1
Terex Corp.	—	2
Tetra Tech Inc.	—	2
Textron Inc.	1	22
Timken Co.	—	2
Titan International Inc.	—	1
Trinity Industries Inc.	—	6
Triumph Group Inc.	—	1
TrueBlue Inc. (a)	—	1
UniFirst Corp.	—	2
Union Pacific Corp.	1	68
United Continental Holdings Inc. (a)	—	21
United Parcel Service Inc. - Class B	1	48
United Technologies Corp.	1	120
Universal Forest Products Inc.	—	2
US Ecology Inc.	—	—
Valmont Industries Inc.	—	3
Verisk Analytics Inc. (a)	—	8
Veritiv Corp. (a)	—	1
Viad Corp.	—	—
Wabash National Corp.	—	1
Wabtec Corp.	—	6
Watsco Inc.	—	4
Watts Water Technologies Inc. - Class A	—	1
Werner Enterprises Inc.	—	1
Woodward Governor Co. (b)	—	2
WW Grainger Inc.	—	20
Xylem Inc.	—	5
		1,535
Information Technology 7.2%
3D Systems Corp. (a) (b)	—	2
8x8 Inc. (a)	—	1
Accenture Plc - Class A	—	50
ACI Worldwide Inc. (a) (b)	—	2
Acxiom Corp. (a)	—	2
ADTRAN Inc.	—	—
Advanced Micro Devices Inc. (a)	1	10
Agilysys Inc. (a)	—	—
Akamai Technologies Inc. (a)	—	10
Alarm.com Holdings Inc. (a)	—	—
Alliance Data Systems Corp.	—	6
Anixter International Inc. (a)	—	3
ARRIS International Plc (a)	—	6
Arrow Electronics Inc. (a)	—	8
Autodesk Inc. (a)	—	14
Avnet Inc.	—	6
Badger Meter Inc.	—	1
Bel Fuse Inc. - Class B	—	—
Belden Inc.	—	2
Benchmark Electronics Inc.	—	2
Blucora Inc. (a)	—	3
CA Inc.	1	15
CACI International Inc. - Class A (a)	—	5
Cardtronics Plc - Class A (a)	—	1
Cars.com Inc. (a) (b)	—	1
Ciena Corp. (a)	—	5
Cisco Systems Inc.	3	140
Citrix Systems Inc. (a)	—	8
CommVault Systems Inc. (a)	—	2
Comtech Telecommunications Corp.	—	1
Convergys Corp.	—	3
Cray Inc. (a)	—	2
Cree Inc. (a)	—	3
CSG Systems International Inc.	—	1
CTS Corp.	—	1
Cypress Semiconductor Corp.	—	3
Daktronics Inc.	—	—
Diebold Nixdorf Inc. (b)	—	1
	Shares/Par[1]	Value ($)
Digi International Inc. (a)	—	—
Diodes Inc. (a)	—	2
DSP Group Inc. (a)	—	—
DXC Technology Co.	—	14
Electronics for Imaging Inc. (a)	—	2
ePlus Inc. (a)	—	—
EVERTEC Inc.	—	1
F5 Networks Inc. (a)	—	6
Fabrinet (a)	—	2
FARO Technologies Inc. (a)	—	—
Fidelity National Information Services Inc.	—	17
Finisar Corp. (a) (b)	—	3
First Solar Inc. (a)	—	3
FLIR Systems Inc.	—	3
Harmonic Inc. (a)	—	—
Hewlett Packard Enterprise Co.	2	29
HP Inc.	2	48
Insight Enterprises Inc. (a)	—	2
Intel Corp.	3	128
International Business Machines Corp.	1	153
Itron Inc. (a)	—	1
Juniper Networks Inc.	1	12
Keysight Technologies Inc. (a)	—	7
Knowles Corp. (a)	—	2
Kopin Corp. (a) (b)	—	—
Leidos Holdings Inc.	—	11
Liquidity Services Inc. (a)	—	—
LivePerson Inc. (a)	—	1
Lumentum Holdings Inc. (a) (b)	—	3
Manhattan Associates Inc. (a)	—	2
Mantech International Corp. - Class A	—	2
Methode Electronics Inc.	—	1
MicroStrategy Inc. - Class A (a)	—	1
Monotype Imaging Holdings Inc.	—	—
MTS Systems Corp.	—	1
Nanometrics Inc. (a)	—	—
NCR Corp. (a) (b)	—	4
NetGear Inc. (a)	—	2
NetScout Systems Inc. (a)	—	3
NIC Inc.	—	1
Oclaro Inc. (a)	—	1
OneSpan Inc. (a)	—	1
Oracle Corp.	2	82
OSI Systems Inc. (a)	—	1
Park Electrochemical Corp.	—	—
Paychex Inc.	—	10
PDF Solutions Inc. (a)	—	—
Perficient Inc. (a)	—	1
Perspecta Inc.	—	2
Photronics Inc. (a)	—	—
Plantronics Inc.	—	1
Plexus Corp. (a)	—	2
Power Integrations Inc.	—	1
PTC Inc. (a)	—	6
QUALCOMM Inc.	1	70
Sabre Corp.	—	4
Sanmina Corp. (a)	—	2
ScanSource Inc. (a)	—	1
Science Applications International Corp.	—	5
Seagate Technology	1	21
Semtech Corp. (a)	—	1
SolarEdge Technologies Inc. (a) (b)	—	1
Super Micro Computer Inc. (a)	—	1
Sykes Enterprises Inc. (a)	—	2
Symantec Corp.	1	9
Synaptics Inc. (a)	—	2
SYNNEX Corp.	—	4
Take-Two Interactive Software Inc. (a)	—	6
TE Connectivity Ltd.	—	11
Tech Data Corp. (a) (b)	—	4
Teradata Corp. (a)	—	2
TiVo Corp.	—	2
Travelport Worldwide Ltd.	—	3
Ultra Clean Holdings Inc. (a)	—	—
Veeco Instruments Inc. (a)	—	1

See accompanying Notes to Financial Statements.

131

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
VeriFone Systems Inc. (a)	—	3
ViaSat Inc. (a) (b)	—	3
Viavi Solutions Inc. (a)	—	1
Vishay Intertechnology Inc.	—	2
Western Digital Corp.	1	30
Western Union Co.	1	7
Xerox Corp.	—	6
Xilinx Inc.	—	9
Xperi Corp.	—	1
		1,109
Materials 4.6%
A. Schulman Inc.	—	2
AdvanSix Inc. (a)	—	1
Air Products & Chemicals Inc.	—	28
AK Steel Holding Corp. (a) (b)	1	2
Albemarle Corp.	—	6
Allegheny Technologies Inc. (a)	—	4
American Vanguard Corp.	—	—
AptarGroup Inc.	—	4
Ashland Global Holdings Inc.	—	6
Balchem Corp.	—	2
Ball Corp.	1	16
Bemis Co. Inc.	—	5
Boise Cascade Co.	—	3
Cabot Corp.	—	5
Carpenter Technology Corp.	—	3
Century Aluminum Co. (a)	—	1
CF Industries Holdings Inc.	—	7
Clearwater Paper Corp. (a)	—	—
Commercial Metals Co.	—	3
Compass Minerals International Inc. (b)	—	3
Domtar Corp.	—	4
DowDuPont Inc.	3	197
Eastman Chemical Co.	—	18
Ecolab Inc.	—	26
Flotek Industries Inc. (a)	—	—
Freeport-McMoRan Inc. - Class B	2	30
FutureFuel Corp.	—	—
Greif Inc. - Class A	—	2
Hawkins Inc.	—	—
Haynes International Inc.	—	1
HB Fuller Co.	—	2
Innophos Holdings Inc.	—	1
Innospec Inc.	—	2
International Flavors & Fragrances Inc.	—	5
International Paper Co.	1	28
Kaiser Aluminum Corp.	—	3
KapStone Paper and Packaging Corp.	—	4
LSB Industries Inc. (a)	—	—
LyondellBasell Industries NV - Class A	1	46
Martin Marietta Materials Inc.	—	10
Materion Corp.	—	1
Minerals Technologies Inc.	—	3
Mosaic Co.	1	13
Myers Industries Inc.	—	—
Neenah Inc.	—	1
NewMarket Corp.	—	2
Newmont Mining Corp.	1	26
Nucor Corp.	1	26
Olin Corp.	—	2
Olympic Steel Inc.	—	—
Owens-Illinois Inc. (a)	—	4
P.H. Glatfelter Co.	—	1
Packaging Corp. of America	—	5
PolyOne Corp.	—	2
PPG Industries Inc.	—	17
Praxair Inc.	—	28
Quaker Chemical Corp.	—	1
Rayonier Advanced Materials Inc.	—	1
Reliance Steel & Aluminum Co.	—	8
RPM International Inc. (b)	—	6
Schweitzer-Mauduit International Inc.	—	1
Scotts Miracle-Gro Co. - Class A	—	2
Sealed Air Corp.	—	6
	Shares/Par[1]	Value ($)
Sensient Technologies Corp.	—	2
Silgan Holdings Inc.	—	2
Sonoco Products Co.	—	6
Steel Dynamics Inc.	—	14
Stepan Co.	—	2
SunCoke Energy Inc. (a)	—	1
TimkenSteel Corp. (a)	—	1
Tredegar Corp.	—	1
United States Steel Corp.	—	8
Valvoline Inc.	—	2
Vulcan Materials Co.	—	11
WestRock Co.	1	19
Worthington Industries Inc.	—	3
		708
Real Estate 3.8%
Acadia Realty Trust	—	3
Agree Realty Corp.	—	1
Alexander & Baldwin Inc.	—	2
Alexandria Real Estate Equities Inc.	—	8
American Assets Trust Inc.	—	1
American Campus Communities Inc.	—	8
Apartment Investment & Management Co. - Class A	—	5
Apollo Commercial Real Estate Finance Inc.	—	3
Armada Hoffler Properties Inc.	—	—
ARMOUR Residential REIT Inc.	—	2
AvalonBay Communities Inc.	—	17
Boston Properties Inc.	—	14
Camden Property Trust	—	5
Capstead Mortgage Corp.	—	1
CareTrust REIT Inc.	—	1
CBL & Associates Properties Inc. (b)	—	1
Cedar Realty Trust Inc.	—	—
Chatham Lodging Trust	—	2
Chesapeake Lodging Trust	—	1
Community Healthcare Trust Inc.	—	—
CoreCivic Inc.	—	4
Corporate Office Properties Trust	—	2
Cousins Properties Inc. (b)	—	3
Crown Castle International Corp.	—	19
CyrusOne Inc.	—	4
DiamondRock Hospitality Co.	—	3
Digital Realty Trust Inc.	—	12
Douglas Emmett Inc.	—	3
Duke Realty Corp.	1	14
Education Realty Trust Inc.	—	4
EPR Properties	—	5
Equity Residential Properties Inc.	1	30
Essex Property Trust Inc.	—	10
Federal Realty Investment Trust	—	6
Franklin Street Properties Corp.	—	1
Geo Group Inc.	—	2
Getty Realty Corp.	—	—
GGP Inc.	1	10
Global Net Lease Inc.	—	1
Government Properties Income Trust	—	2
HCP Inc.	1	16
Healthcare Realty Trust Inc.	—	2
Hersha Hospitality Trust	—	1
Highwoods Properties Inc.	—	3
Hospitality Properties Trust	—	6
Host Hotels & Resorts Inc.	1	20
Independence Realty Trust Inc.	—	1
Invesco Mortgage Capital Inc.	—	3
Iron Mountain Inc.	—	7
JBG Smith Properties	—	4
Jones Lang LaSalle Inc.	—	3
Kilroy Realty Corp.	—	4
Kimco Realty Corp.	1	9
Kite Realty Group Trust	—	2
LaSalle Hotel Properties	—	5
Liberty Property Trust	—	5
Life Storage Inc.	—	3
LTC Properties Inc.	—	1
Macerich Co.	—	8

See accompanying Notes to Financial Statements.

132

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Mack-Cali Realty Corp.	—	3
Medical Properties Trust Inc.	—	3
Mid-America Apartment Communities Inc.	—	15
National Retail Properties Inc.	—	5
New York Mortgage Trust Inc. (b)	—	1
Omega Healthcare Investors Inc. (b)	—	8
Pennsylvania REIT (b)	—	1
Pennymac Mortgage Investment Trust	—	2
PotlatchDeltic Corp.	—	1
PS Business Parks Inc.	—	1
Public Storage	—	19
Quality Care Properties Inc. (a)	—	2
Ramco-Gershenson Properties Trust	—	—
Rayonier Inc.	—	2
RE/MAX Holdings Inc. - Class A	—	1
Realty Income Corp.	1	20
Regency Centers Corp.	—	12
Retail Opportunity Investments Corp.	—	2
Sabra Healthcare REIT Inc.	—	5
Saul Centers Inc.	—	—
Senior Housing Properties Trust	—	5
Simon Property Group Inc.	—	35
SL Green Realty Corp.	—	11
Summit Hotel Properties Inc.	—	1
Tanger Factory Outlet Centers Inc.	—	2
Taubman Centers Inc.	—	2
UDR Inc.	—	4
Uniti Group Inc.	—	2
Urban Edge Properties	—	1
Urstadt Biddle Properties Inc. - Class A	—	—
Ventas Inc.	1	26
Vornado Realty Trust	—	6
Washington Prime Group Inc.	—	2
Weingarten Realty Investors	—	3
Welltower Inc.	1	30
Weyerhaeuser Co.	1	35
Whitestone REIT	—	—
		581
Telecommunication Services 3.9%
AT&T Inc.	10	299
ATN International Inc.	—	1
CenturyLink Inc. (b)	1	24
Cincinnati Bell Inc. (a)	—	1
Consolidated Communications Holdings Inc. (b)	—	1
Frontier Communications Corp. (b)	—	1
Iridium Communications Inc. (a)	—	2
Spok Holdings Inc.	—	—
Telephone & Data Systems Inc.	—	3
Verizon Communications Inc.	5	267
		599
Utilities 5.6%
AES Corp.	1	11
Allete Inc.	—	2
Alliant Energy Corp.	—	12
Ameren Corp.	1	19
American Electric Power Co. Inc.	1	44
American States Water Co.	—	1
American Water Works Co. Inc.	—	9
Aqua America Inc.	—	3
Atmos Energy Corp.	—	13
Avista Corp.	—	3
Black Hills Corp.	—	4
California Water Service Group	—	1
CenterPoint Energy Inc.	1	16
CMS Energy Corp.	1	17
Consolidated Edison Inc.	1	31
Dominion Energy Inc.	1	35
DTE Energy Co.	—	24
Duke Energy Corp.	1	71
Edison International	1	26
El Paso Electric Co.	—	1
Entergy Corp.	—	19
Evergy Inc.	1	20
Eversource Energy	1	24
	Shares/Par[1]	Value ($)
Exelon Corp.	1	53
FirstEnergy Corp.	1	12
Hawaiian Electric Industries Inc.	—	5
IDACORP Inc.	—	3
MDU Resources Group Inc.	—	7
National Fuel Gas Co.	—	6
New Jersey Resources Corp.	—	5
NextEra Energy Inc.	—	50
NiSource Inc.	1	11
Northwest Natural Gas Co.	—	1
NorthWestern Corp.	—	4
NRG Energy Inc.	—	6
OGE Energy Corp.	—	9
ONE Gas Inc.	—	3
PG&E Corp.	1	28
Pinnacle West Capital Corp.	—	12
PNM Resources Inc.	—	2
PPL Corp.	1	26
Public Service Enterprise Group Inc.	1	35
SCANA Corp.	—	7
Sempra Energy	1	39
South Jersey Industries Inc. (b)	—	2
Southern Co.	1	60
Southwest Gas Corp.	—	2
Spire Inc.	—	4
UGI Corp.	—	12
Vectren Corp.	—	3
WEC Energy Group Inc.	—	15
WGL Holdings Inc.	—	3
Xcel Energy Inc.	1	30
		861
Total Common Stocks (cost $15,569)		15,250
INVESTMENT COMPANIES 0.2%
iShares S&P 500 Value Index Fund	—	30
iShares S&P Mid-Cap 400 Value ETF	—	2
iShares S&P Small-Cap 600 Value ETF	—	1
Total Investment Companies (cost $32)		33
SHORT TERM INVESTMENTS 2.8%
Investment Companies 1.6%
JNL Government Money Market Fund - Institutional Class, 1.79% (c) (d)	240	240
Securities Lending Collateral 1.1%
Securities Lending Cash Collateral Fund LLC, 1.99% (c) (d)	166	166
Treasury Securities 0.1%
U.S. Treasury Bill
1.94%, 09/06/18 (e) (f)	24	24
Total Short Term Investments (cost $430)		430
Total Investments 101.9% (cost $16,031)		15,713
Other Assets and Liabilities, Net (1.9)%		(300)
Total Net Assets 100.0%		15,413

(a)  Non-income producing security.

(b)  All or portion of the security was on loan.

(c)   Investment in affiliate.

(d)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

(e)   All or a portion of the security is pledged or segregated as collateral.

(f)  The coupon rate represents the yield to maturity.

JNL/Mellon Capital Small Cap Index Fund
COMMON STOCKS 98.4%
Consumer Discretionary 14.6%
Abercrombie & Fitch Co. - Class A	201	4,928
American Axle & Manufacturing Holdings Inc. (a)	298	4,642
American Public Education Inc. (a)	49	2,064
Asbury Automotive Group Inc. (a)	56	3,829
Ascena Retail Group Inc. (a) (b)	514	2,047
Barnes & Noble Education Inc. (a)	115	647
Barnes & Noble Inc.	168	1,066
Belmond Ltd. - Class A (a)	253	2,820
Big 5 Sporting Goods Corp. (b)	59	445
BJ's Restaurants Inc.	54	3,224

See accompanying Notes to Financial Statements.

133

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Buckle Inc. (b)	85	2,295
Caleres Inc.	129	4,451
Callaway Golf Co.	280	5,312
Capella Education Co.	35	3,470
Career Education Corp. (a)	198	3,199
Cato Corp. - Class A	72	1,762
Cavco Industries Inc. (a)	26	5,318
Chico's FAS Inc. (b)	385	3,134
Childrens Place Retail Stores Inc.	50	6,013
Chuy's Holdings Inc. (a)	51	1,559
Cooper Tire & Rubber Co.	151	3,967
Cooper-Standard Holding Inc. (a)	49	6,356
Core-Mark Holding Co. Inc.	139	3,155
Crocs Inc. (a)	208	3,668
Dave & Buster's Entertainment Inc. (a)	123	5,838
Dine Brands Global Inc. (b)	54	4,056
Dorman Products Inc. (a)	88	6,046
DSW Inc. - Class A (b)	214	5,522
El Pollo Loco Holdings Inc. (a)	64	729
Ethan Allen Interiors Inc.	76	1,865
EW Scripps Co. - Class A	166	2,217
Express Inc. (a)	237	2,166
Fiesta Restaurant Group Inc. (a)	81	2,340
Fossil Group Inc. (a) (b)	130	3,504
Fox Factory Holding Corp. (a)	113	5,272
Francesca's Holdings Corp. (a)	110	829
FTD Cos. Inc. (a)	52	240
GameStop Corp. - Class A (b)	302	4,403
Gannett Co. Inc.	340	3,636
Genesco Inc. (a)	60	2,375
Gentherm Inc. (a)	110	4,341
G-III Apparel Group Ltd. (a)	126	5,579
Group 1 Automotive Inc.	59	3,730
Guess Inc.	178	3,819
Haverty Furniture Cos. Inc.	58	1,264
Hibbett Sports Inc. (a) (b)	57	1,316
Installed Building Products Inc. (a)	63	3,582
iRobot Corp. (a) (b)	84	6,380
J.C. Penney Co. Inc. (a) (b)	940	2,199
Kirkland's Inc. (a)	48	560
La-Z-Boy Inc.	142	4,339
LCI Industries	75	6,800
LGI Homes Inc. (a) (b)	54	3,107
Lithia Motors Inc. - Class A	71	6,739
Lumber Liquidators Holdings Inc. (a) (b)	86	2,090
M/I Homes Inc. (a)	84	2,223
Marcus Corp.	58	1,883
MarineMax Inc. (a)	66	1,260
Marriott Vacations Worldwide Corp.	70	7,947
MDC Holdings Inc.	135	4,161
Meritage Homes Corp. (a)	114	5,024
Monarch Casino & Resort Inc. (a)	32	1,417
Monro Inc. (b)	97	5,640
Motorcar Parts of America Inc. (a) (b)	57	1,074
Movado Group Inc.	47	2,252
Nautilus Inc. (a)	92	1,452
New Media Investment Group Inc.	179	3,306
NutriSystem Inc.	91	3,503
Office Depot Inc.	1,533	3,910
Oxford Industries Inc.	51	4,208
Penn National Gaming Inc. (a)	251	8,437
Perry Ellis International Inc. (a)	38	1,022
PetMed Express Inc. (b)	62	2,733
Red Robin Gourmet Burgers Inc. (a) (b)	39	1,827
Regis Corp. (a)	106	1,747
Rent-A-Center Inc.	161	2,368
RH (a) (b)	57	8,004
Ruth's Hospitality Group Inc.	88	2,458
Scholastic Corp.	83	3,683
Shake Shack Inc. - Class A (a) (b)	57	3,776
Shoe Carnival Inc. (b)	30	969
Shutterfly Inc. (a)	99	8,929
Sleep Number Corp. (a)	113	3,266
Sonic Automotive Inc. - Class A	73	1,508
Sonic Corp. (b)	116	3,982
	Shares/Par[1]	Value ($)
Standard Motor Products Inc.	61	2,964
Steven Madden Ltd.	157	8,336
Strayer Education Inc.	32	3,609
Sturm Ruger & Co. Inc. (b)	52	2,940
Superior Industries International Inc.	71	1,274
Tailored Brands Inc. (b)	149	3,792
Tile Shop Holdings Inc.	105	808
TopBuild Corp. (a)	107	8,358
Unifi Inc. (a)	51	1,632
Universal Electronics Inc. (a)	43	1,424
Vera Bradley Inc. (a)	59	829
Vista Outdoor Inc. (a)	172	2,666
Vitamin Shoppe Inc. (a)	71	491
William Lyon Homes - Class A (a)	87	2,011
Wingstop Inc.	88	4,568
Winnebago Industries Inc.	87	3,524
Wolverine World Wide Inc.	285	9,918
World Wrestling Entertainment Inc. - Class A (b)	118	8,618
Zumiez Inc. (a)	55	1,372
		359,357
Consumer Staples 3.1%
Andersons Inc.	79	2,717
Avon Products Inc. (a)	1,323	2,143
B&G Foods Inc. (b)	197	5,886
Calavo Growers Inc. (b)	48	4,571
Cal-Maine Foods Inc. (a)	88	4,020
Central Garden & Pet Co. (a)	32	1,394
Central Garden & Pet Co. - Class A (a)	106	4,271
Coca-Cola Bottling Co.	14	1,889
Darling Ingredients Inc. (a)	489	9,727
Dean Foods Co.	273	2,874
Inter Parfums Inc.	52	2,764
J&J Snack Foods Corp.	44	6,752
John B. Sanfilippo & Son Inc.	26	1,961
Medifast Inc.	32	5,066
MGP Ingredients Inc.	38	3,350
Seneca Foods Corp. - Class A (a)	21	560
SpartanNash Co.	109	2,779
Supervalu Inc. (a) (b)	116	2,371
Universal Corp.	74	4,857
WD-40 Co.	41	6,052
		76,004
Energy 4.2%
Archrock Inc.	387	4,650
Bristow Group Inc. (a)	97	1,368
C&J Energy Services Inc. (a)	192	4,524
CARBO Ceramics Inc. (a) (b)	66	607
Carrizo Oil & Gas Inc. (a) (b)	233	6,496
Cloud Peak Energy Inc. (a)	237	829
CONSOL Energy Inc. (a)	76	2,933
Denbury Resources Inc. (a)	1,209	5,816
Era Group Inc. (a)	62	803
Exterran Corp. (a)	96	2,403
Geospace Technologies Corp. (a)	39	546
Green Plains Renewable Energy Inc.	116	2,128
Gulf Island Fabrication Inc.	35	314
Helix Energy Solutions Group Inc. (a)	419	3,493
HighPoint Resources Corp. (a)	296	1,798
Matrix Service Co. (a)	76	1,391
Newpark Resources Inc. (a)	269	2,914
Noble Corp. Plc (a)	743	4,705
Oil States International Inc. (a)	178	5,713
Par Pacific Holdings Inc. (a)	75	1,311
PDC Energy Inc. (a)	196	11,874
Penn Virginia Corp. (a) (b)	40	3,438
Pioneer Energy Services Corp. (a)	234	1,370
ProPetro Holding Corp. (a)	215	3,377
Renewable Energy Group Inc. (a)	102	1,829
REX Stores Corp. (a)	17	1,393
Ring Energy Inc. (a)	158	1,991
SEACOR Holdings Inc. (a)	51	2,895
SRC Energy Inc. (a)	718	7,910
Tetra Technologies Inc. (a)	378	1,681
Unit Corp. (a)	160	4,086

See accompanying Notes to Financial Statements.

134

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
US Silica Holdings Inc.	239	6,142
		102,728
Financials 15.9%
Ambac Financial Group Inc. (a)	135	2,673
American Equity Investment Life Holding Co.	267	9,624
Ameris Bancorp	120	6,414
Amerisafe Inc.	58	3,348
Banc of California Inc.	128	2,508
Banner Corp.	97	5,811
Berkshire Hills Bancorp Inc.	109	4,428
BofI Holding Inc. (a)	163	6,674
Boston Private Financial Holdings Inc.	254	4,037
Brookline Bancorp Inc.	240	4,467
Central Pacific Financial Corp.	90	2,578
City Holdings Co.	47	3,515
Columbia Banking System Inc.	218	8,900
Community Bank System Inc.	151	8,929
Customers Bancorp Inc. (a)	89	2,521
CVB Financial Corp.	304	6,814
Dime Community Bancshares Inc.	92	1,802
Donnelley Financial Solutions Inc. (a)	102	1,771
eHealth Inc. (a)	50	1,104
Employer Holdings Inc.	98	3,959
Encore Capital Group Inc. (a) (b)	71	2,617
Enova International Inc. (a)	102	3,727
EzCorp Inc. - Class A (a) (b)	156	1,882
Fidelity Southern Corp.	66	1,684
Financial Engines Inc.	191	8,554
First Bancorp Inc. (a)	547	4,185
First Commonwealth Financial Corp.	300	4,656
First Financial Bancorp	290	8,894
First Financial Bankshares Inc. (b)	201	10,251
First Midwest Bancorp Inc.	306	7,789
FirstCash Inc.	139	12,477
Franklin Financial Network Inc. (a)	36	1,347
Glacier Bancorp Inc.	236	9,140
Great Western Bancorp Inc.	175	7,332
Green Bancorp Inc.	79	1,704
Green Dot Corp. - Class A (a)	140	10,260
Greenhill & Co. Inc. (b)	68	1,926
Hanmi Financial Corp.	98	2,771
HCI Group Inc. (b)	24	991
Heritage Financial Corp.	85	2,977
HomeStreet Inc. (a)	81	2,183
Hope Bancorp Inc.	382	6,809
Horace Mann Educators Corp.	121	5,383
Independent Bank Corp.	82	6,391
Infinity Property & Casualty Corp.	32	4,567
INTL FCStone Inc. (a)	47	2,436
Investment Technology Group Inc.	100	2,084
James River Group Holdings Ltd.	90	3,521
LegacyTexas Financial Group Inc.	126	4,901
Maiden Holdings Ltd.	207	1,604
Meta Financial Group Inc.	27	2,666
National Bank Holdings Corp. - Class A	81	3,117
Navigators Group Inc.	68	3,855
NBT Bancorp Inc.	131	5,016
NMI Holdings Inc. - Class A (a)	174	2,836
Northfield Bancorp Inc.	140	2,333
Northwest Bancshares Inc.	309	5,380
OFG Bancorp	132	1,860
Old National Bancorp	397	7,384
Opus Bank	52	1,491
Oritani Financial Corp.	119	1,921
Pacific Premier Bancorp Inc. (a)	117	4,460
Piper Jaffray Cos.	43	3,308
PRA Group Inc. (a)	134	5,155
ProAssurance Corp.	158	5,616
Provident Financial Services Inc.	183	5,050
RLI Corp.	116	7,649
S&T Bancorp Inc.	105	4,527
Safety Insurance Group Inc.	46	3,915
Seacoast Banking Corp. of Florida (a)	141	4,463
Selective Insurance Group Inc.	175	9,629
	Shares/Par[1]	Value ($)
ServisFirst Bancshares Inc.	134	5,578
Simmons First National Corp. - Class A	233	6,953
Southside Bancshares Inc.	83	2,805
Stewart Information Services Corp.	71	3,080
Third Point Reinsurance Ltd. (a)	244	3,056
Tompkins Financial Corp.	37	3,197
TrustCo Bank Corp.	289	2,576
United Community Banks Inc.	218	6,696
United Fire Group Inc.	64	3,477
United Insurance Holdings Corp.	62	1,216
Universal Insurance Holdings Inc.	98	3,428
Virtus Investment Partners Inc.	22	2,764
Waddell & Reed Financial Inc. - Class A (b)	251	4,508
Walker & Dunlop Inc.	84	4,698
Westamerica Bancorp (b)	80	4,522
WisdomTree Investments Inc.	348	3,164
World Acceptance Corp. (a)	18	2,033
		392,302
Health Care 12.0%
Abaxis Inc.	68	5,678
Aceto Corp.	93	310
Acorda Therapeutics Inc. (a)	141	4,056
AMAG Pharmaceuticals Inc. (a) (b)	104	2,025
Amedisys Inc. (a)	85	7,230
AMN Healthcare Services Inc. (a)	142	8,305
Amphastar Pharmaceuticals Inc. (a)	107	1,627
AngioDynamics Inc. (a)	110	2,448
ANI Pharmaceuticals Inc. (a)	27	1,815
Anika Therapeutics Inc. (a)	44	1,416
BioTelemetry Inc. (a)	93	4,189
Cambrex Corp. (a)	99	5,174
Community Health Systems Inc. (a) (b)	345	1,146
Computer Programs & Systems Inc. (b)	34	1,105
Conmed Corp.	74	5,393
Corcept Therapeutics Inc. (a) (b)	286	4,498
Corvel Corp. (a)	30	1,595
Cross Country Healthcare Inc. (a)	110	1,242
CryoLife Inc. (a)	100	2,785
Cutera Inc. (a)	42	1,698
Cytokinetics Inc. (a)	153	1,266
DepoMed Inc. (a)	191	1,274
Diplomat Pharmacy Inc. (a) (b)	145	3,706
Eagle Pharmaceuticals Inc. (a)	25	1,904
Emergent BioSolutions Inc. (a)	106	5,343
Enanta Pharmaceuticals Inc. (a)	43	5,015
Endo International Plc (a)	601	5,671
Ensign Group Inc.	146	5,227
HealthEquity Inc. (a)	157	11,799
HealthStream Inc.	77	2,108
Heska Corp. (a)	20	2,037
HMS Holdings Corp. (a)	245	5,304
Innoviva Inc. (a)	201	2,781
Inogen Inc. (a)	52	9,701
Integer Holdings Corp. (a)	84	5,436
Invacare Corp.	99	1,840
Kindred Healthcare Inc. (a)	275	2,478
Lannett Co. Inc. (a) (b)	91	1,240
Lantheus Holdings Inc. (a)	90	1,311
LeMaitre Vascular Inc.	46	1,525
LHC Group Inc. (a)	87	7,412
Ligand Pharmaceuticals Inc. (a)	64	13,214
Luminex Corp.	123	3,628
Magellan Health Services Inc. (a)	74	7,068
Medicines Co. (a) (b)	194	7,113
Meridian Bioscience Inc.	127	2,026
Merit Medical Systems Inc. (a)	149	7,640
MiMedx Group Inc. (a) (b)	308	1,966
Momenta Pharmaceuticals Inc. (a)	232	4,738
Myriad Genetics Inc. (a)	207	7,746
Natus Medical Inc. (a)	100	3,444
Neogen Corp. (a)	154	12,317
Omnicell Inc. (a)	115	6,024
OraSure Technologies Inc. (a)	184	3,025
Orthofix International NV (a)	56	3,206

See accompanying Notes to Financial Statements.

135

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Owens & Minor Inc.	185	3,086
Phibro Animal Health Corp. - Class A	59	2,717
Progenics Pharmaceuticals Inc. (a)	212	1,702
Providence Services Corp. (a)	34	2,645
Quality Systems Inc. (a)	142	2,769
Quorum Health Corp. (a) (b)	85	427
Regenxbio Inc. (a)	80	5,757
Repligen Corp. (a)	112	5,288
Select Medical Holdings Corp. (a)	317	5,757
Spectrum Pharmaceuticals Inc. (a)	280	5,871
Supernus Pharmaceuticals Inc. (a)	155	9,275
SurModics Inc. (a)	40	2,197
Tabula Rasa HealthCare Inc. (a)	39	2,511
Tactile Systems Technology Inc. (a) (b)	44	2,312
Tivity Health Inc. (a)	103	3,628
US Physical Therapy Inc.	38	3,638
Varex Imaging Corp. (a)	114	4,217
		295,065
Industrials 18.2%
AAON Inc.	122	4,044
AAR Corp.	97	4,523
ABM Industries Inc.	194	5,669
Actuant Corp. - Class A	181	5,304
Aegion Corp. (a)	98	2,532
Aerojet Rocketdyne Holdings Inc. (a)	226	6,661
Aerovironment Inc. (a)	64	4,571
Alamo Group Inc.	29	2,600
Albany International Corp. - Class A	86	5,163
Allegiant Travel Co.	37	5,160
American Woodmark Corp. (a)	43	3,910
Apogee Enterprises Inc.	86	4,124
Applied Industrial Technologies Inc.	115	8,048
ArcBest Corp.	77	3,530
Astec Industries Inc.	58	3,450
Atlas Air Worldwide Holdings Inc. (a)	77	5,498
Axon Enterprise Inc. (a)	172	10,866
AZZ Inc.	78	3,398
Barnes Group Inc.	146	8,586
Brady Corp. - Class A	143	5,502
Briggs & Stratton Corp.	129	2,276
Chart Industries Inc. (a)	92	5,649
CIRCOR International Inc.	60	2,206
Comfort Systems USA Inc.	112	5,134
Cubic Corp.	74	4,759
DXP Enterprises Inc. (a)	49	1,854
Echo Global Logistics Inc. (a)	79	2,321
Encore Wire Corp.	63	2,978
Engility Holdings Inc. (a)	53	1,629
EnPro Industries Inc.	65	4,549
ESCO Technologies Inc.	78	4,492
Essendant Inc.	116	1,535
Exponent Inc.	156	7,515
Federal Signal Corp.	181	4,211
Forrester Research Inc.	30	1,274
Forward Air Corp.	89	5,271
Franklin Electric Co. Inc.	117	5,261
FTI Consulting Inc. (a)	113	6,834
Gibraltar Industries Inc. (a)	96	3,586
Greenbrier Cos. Inc.	85	4,465
Griffon Corp.	105	1,869
Harsco Corp. (a)	238	5,263
Hawaiian Holdings Inc.	152	5,468
Heartland Express Inc.	151	2,793
Heidrick & Struggles International Inc.	56	1,963
Hillenbrand Inc.	187	8,831
HUB Group Inc. - Class A (a)	101	5,021
Insperity Inc.	112	10,652
Insteel Industries Inc.	54	1,819
Interface Inc.	175	4,011
John Bean Technologies Corp.	94	8,368
Kaman Corp.	83	5,820
Kelly Services Inc. - Class A	92	2,059
Korn/Ferry International	168	10,399
Lindsay Corp.	32	3,105
	Shares/Par[1]	Value ($)
LSC Communications Inc.	100	1,562
Lydall Inc. (a)	52	2,281
Marten Transport Ltd.	116	2,732
Matson Inc.	128	4,908
Matthews International Corp. - Class A	97	5,725
Mercury Systems Inc. (a)	145	5,535
Mobile Mini Inc.	133	6,260
Moog Inc. - Class A	96	7,498
Mueller Industries Inc.	174	5,121
Multi-Color Corp.	42	2,694
MYR Group Inc. (a)	50	1,758
National Presto Industries Inc. (b)	15	1,873
Navigant Consulting Inc. (a)	135	2,992
Orion Group Holdings Inc. (a)	84	695
Patrick Industries Inc. (a)	73	4,143
PGT Innovations Inc. (a)	150	3,119
Powell Industries Inc.	25	888
Proto Labs Inc. (a)	74	8,858
Quanex Building Products Corp.	105	1,881
Raven Industries Inc.	108	4,142
Resources Connection Inc.	89	1,501
RR Donnelley & Sons Co.	211	1,215
Saia Inc. (a)	76	6,151
Simpson Manufacturing Co. Inc.	123	7,670
SkyWest Inc.	156	8,082
SPX Corp. (a)	129	4,518
SPX Flow Technology USA Inc. (a)	126	5,508
Standex International Corp.	39	3,950
Team Inc. (a) (b)	90	2,081
Tennant Co.	54	4,255
Tetra Tech Inc.	166	9,701
Titan International Inc.	150	1,604
Trex Co. Inc. (a)	175	10,968
Triumph Group Inc.	150	2,933
TrueBlue Inc. (a)	113	3,047
UniFirst Corp.	46	8,121
Universal Forest Products Inc.	184	6,743
US Ecology Inc.	66	4,197
Veritiv Corp. (a)	34	1,337
Viad Corp.	62	3,337
Vicor Corp. (a)	50	2,161
Wabash National Corp. (b)	174	3,241
WageWorks Inc. (a)	120	5,981
Watts Water Technologies Inc. - Class A	83	6,525
		447,871
Information Technology 15.5%
3D Systems Corp. (a) (b)	341	4,710
8x8 Inc. (a)	278	5,578
ADTRAN Inc.	139	2,070
Advanced Energy Industries Inc. (a)	118	6,833
Agilysys Inc. (a)	47	733
Alarm.com Holdings Inc. (a)	75	3,027
Anixter International Inc. (a)	86	5,429
Applied Optoelectronics Inc. (a) (b)	58	2,615
ASGN Inc. (a)	146	11,429
Axcelis Technologies Inc. (a)	97	1,911
Badger Meter Inc.	88	3,921
Bel Fuse Inc. - Class B	32	662
Benchmark Electronics Inc.	147	4,280
Blucora Inc. (a)	141	5,210
Bottomline Technologies Inc. (a)	105	5,231
Brooks Automation Inc.	209	6,810
Cabot Microelectronics Corp.	77	8,265
CACI International Inc. - Class A (a)	73	12,383
CalAmp Corp. (a)	107	2,513
Cardtronics Plc - Class A (a)	138	3,342
CEVA Inc. (a)	67	2,021
Cohu Inc.	87	2,137
Comtech Telecommunications Corp.	71	2,267
Control4 Corp. (a)	61	1,476
Cray Inc. (a)	122	2,999
CSG Systems International Inc.	101	4,117
CTS Corp.	99	3,572
Daktronics Inc.	120	1,025

See accompanying Notes to Financial Statements.

136

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Diebold Nixdorf Inc. (b)	227	2,715
Digi International Inc. (a)	81	1,074
Diodes Inc. (a)	115	3,980
DSP Group Inc. (a)	67	837
Ebix Inc. (b)	65	4,975
Electro Scientific Industries Inc. (a)	101	1,594
Electronics for Imaging Inc. (a)	138	4,482
ePlus Inc. (a)	41	3,835
EVERTEC Inc.	181	3,954
ExlService Holdings Inc. (a)	103	5,825
Extreme Networks (a)	347	2,763
Fabrinet (a)	113	4,161
FARO Technologies Inc. (a)	51	2,750
Finisar Corp. (a) (b)	343	6,176
FormFactor Inc. (a)	218	2,906
Harmonic Inc. (a)	252	1,071
II-VI Inc. (a)	163	7,090
Insight Enterprises Inc. (a)	108	5,287
Itron Inc. (a)	103	6,197
Kemet Corp. (a)	148	3,581
Knowles Corp. (a)	268	4,103
Kopin Corp. (a) (b)	183	522
Kulicke & Soffa Industries Inc.	207	4,941
Liquidity Services Inc. (a)	79	518
LivePerson Inc. (a)	165	3,478
Mantech International Corp. - Class A	78	4,207
MaxLinear Inc. - Class A (a)	184	2,862
Methode Electronics Inc.	111	4,473
MicroStrategy Inc. - Class A (a)	28	3,622
Monotype Imaging Holdings Inc.	125	2,541
MTS Systems Corp.	54	2,820
Nanometrics Inc. (a)	72	2,556
NetGear Inc. (a)	94	5,899
NIC Inc.	200	3,104
Oclaro Inc. (a)	510	4,559
OneSpan Inc. (a)	91	1,783
OSI Systems Inc. (a)	54	4,165
Park Electrochemical Corp.	57	1,322
PDF Solutions Inc. (a)	83	995
Perficient Inc. (a)	105	2,766
Photronics Inc. (a)	209	1,666
Plexus Corp. (a)	100	5,943
Power Integrations Inc.	88	6,461
Progress Software Corp.	137	5,312
Qualys Inc. (a)	98	8,257
QuinStreet Inc. (a)	109	1,379
Rambus Inc. (a)	331	4,150
Rogers Corp. (a)	54	6,052
Rudolph Technologies Inc. (a)	95	2,818
Sanmina Corp. (a)	211	6,190
ScanSource Inc. (a)	77	3,103
Semtech Corp. (a)	197	9,267
Shutterstock Inc. (a)	55	2,633
SolarEdge Technologies Inc. (a) (b)	113	5,409
SPS Commerce Inc. (a)	52	3,818
Stamps.com Inc. (a)	50	12,617
Super Micro Computer Inc. (a) (b)	114	2,706
Sykes Enterprises Inc. (a)	120	3,459
TiVo Corp.	368	4,948
Travelport Worldwide Ltd.	377	6,991
TTEC Holdings Inc.	43	1,480
TTM Technologies Inc. (a)	278	4,897
Ultra Clean Holdings Inc. (a)	116	1,922
Veeco Instruments Inc. (a)	145	2,073
Viavi Solutions Inc. (a)	670	6,860
Virtusa Corp. (a)	82	4,013
XO Group Inc. (a)	73	2,329
Xperi Corp.	148	2,390
		382,198
Materials 4.9%
A. Schulman Inc.	89	3,945
AdvanSix Inc. (a)	91	3,342
AK Steel Holding Corp. (a) (b)	948	4,115
American Vanguard Corp.	79	1,815
	Shares/Par[1]	Value ($)
Balchem Corp.	96	9,428
Boise Cascade Co.	116	5,191
Century Aluminum Co. (a)	150	2,368
Clearwater Paper Corp. (a)	50	1,144
Flotek Industries Inc. (a)	171	552
FutureFuel Corp.	77	1,079
Hawkins Inc.	29	1,018
Haynes International Inc.	38	1,380
HB Fuller Co.	150	8,047
Ingevity Corp. (a)	125	10,143
Innophos Holdings Inc.	59	2,801
Innospec Inc.	72	5,519
Kaiser Aluminum Corp. (b)	50	5,164
KapStone Paper and Packaging Corp.	263	9,085
Koppers Holdings Inc. (a)	63	2,400
Kraton Corp. (a)	95	4,405
LSB Industries Inc. (a) (b)	61	324
Materion Corp.	61	3,281
Myers Industries Inc.	81	1,546
Neenah Inc.	51	4,314
Olympic Steel Inc.	27	561
P.H. Glatfelter Co.	132	2,578
Quaker Chemical Corp.	39	6,106
Rayonier Advanced Materials Inc.	156	2,661
Schweitzer-Mauduit International Inc.	93	4,051
Stepan Co.	60	4,646
SunCoke Energy Inc. (a)	194	2,596
TimkenSteel Corp. (a)	118	1,928
Tredegar Corp.	76	1,795
US Concrete Inc. (a) (b)	47	2,481
		121,809
Real Estate 6.7%
Acadia Realty Trust (b)	248	6,792
Agree Realty Corp.	93	4,923
American Assets Trust Inc.	125	4,781
Apollo Commercial Real Estate Finance Inc.	335	6,121
Armada Hoffler Properties Inc.	136	2,024
ARMOUR Residential REIT Inc.	126	2,877
Capstead Mortgage Corp.	281	2,513
CareTrust REIT Inc.	229	3,829
CBL & Associates Properties Inc. (b)	520	2,897
Cedar Realty Trust Inc.	229	1,083
Chatham Lodging Trust	138	2,931
Chesapeake Lodging Trust	181	5,716
Community Healthcare Trust Inc.	51	1,528
DiamondRock Hospitality Co.	595	7,307
Easterly Government Properties Inc.	170	3,351
EastGroup Properties Inc.	105	9,991
Four Corners Property Trust Inc.	184	4,539
Franklin Street Properties Corp.	323	2,765
Getty Realty Corp.	99	2,797
Global Net Lease Inc. (b)	203	4,144
Government Properties Income Trust	299	4,733
Hersha Hospitality Trust	114	2,448
HFF Inc. - Class A	111	3,807
Independence Realty Trust Inc.	256	2,638
Invesco Mortgage Capital Inc.	330	5,252
Kite Realty Group Trust	252	4,301
Lexington Realty Trust	641	5,597
LTC Properties Inc.	119	5,067
National Storage Affiliates Trust	151	4,666
New York Mortgage Trust Inc. (b)	337	2,026
Pennsylvania REIT (b)	212	2,329
Pennymac Mortgage Investment Trust	183	3,470
PS Business Parks Inc.	59	7,585
Ramco-Gershenson Properties Trust	239	3,159
RE/MAX Holdings Inc. - Class A	53	2,795
Retail Opportunity Investments Corp.	333	6,381
Saul Centers Inc.	36	1,953
Summit Hotel Properties Inc.	313	4,482
Universal Health Realty Income Trust	38	2,435
Urstadt Biddle Properties Inc. - Class A	90	2,033
Washington Prime Group Inc.	558	4,524

See accompanying Notes to Financial Statements.

137

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Whitestone REIT	117	1,465
		166,055
Telecommunication Services 1.1%
ATN International Inc.	33	1,732
Cincinnati Bell Inc. (a)	128	2,005
Cogent Communications Group Inc.	125	6,656
Consolidated Communications Holdings Inc. (b)	193	2,381
Frontier Communications Corp. (b)	235	1,258
Iridium Communications Inc. (a) (b)	251	4,039
Spok Holdings Inc.	61	925
Vonage Holdings Corp. (a)	646	8,329
		27,325
Utilities 2.2%
American States Water Co.	109	6,220
Avista Corp.	196	10,300
California Water Service Group	142	5,535
El Paso Electric Co.	121	7,128
Northwest Natural Gas Co.	85	5,429
South Jersey Industries Inc. (b)	256	8,560
Spire Inc.	151	10,637
		53,809
Total Common Stocks (cost $1,900,035)		2,424,523
INVESTMENT COMPANIES 1.0%
iShares S&P SmallCap 600 Index ETF (b)	309	25,822
Total Investment Companies (cost $26,376)		25,822
SHORT TERM INVESTMENTS 6.2%
Investment Companies 0.5%
JNL Government Money Market Fund - Institutional Class, 1.79% (c) (d)	12,780	12,780
Securities Lending Collateral 5.7%
Securities Lending Cash Collateral Fund LLC, 1.99% (c) (d)	140,465	140,465
Treasury Securities 0.0%
U.S. Treasury Bill
1.94%, 09/06/18 (e) (f)	725	723
Total Short Term Investments (cost $153,967)		153,968
Total Investments 105.6% (cost $2,080,378)		2,604,313
Other Derivative Instruments (0.0)%		(28)
Other Assets and Liabilities, Net (5.6)%		(139,193)
Total Net Assets 100.0%		2,465,092

(a)  Non-income producing security.

(b)  All or portion of the security was on loan.

(c)   Investment in affiliate.

(d)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

(e)   All or a portion of the security is pledged or segregated as collateral.

(f)  The coupon rate represents the yield to maturity.

JNL/Mellon Capital International Index Fund
COMMON STOCKS 98.3%
Australia 6.9%
AGL Energy Ltd.	87	1,440
Alumina Ltd.	315	654
Amcor Ltd. (a)	152	1,618
AMP Ltd. (a)	395	1,040
APA Group	156	1,134
Aristocrat Leisure Ltd.	76	1,737
ASX Ltd.	25	1,185
Aurizon Holdings Ltd.	263	841
AusNet Services	261	309
Australia & New Zealand Banking Group Ltd. (a)	385	8,059
Bank of Queensland Ltd.	48	363
Bendigo and Adelaide Bank Ltd. (a)	59	473
BHP Billiton Ltd.	425	10,655
BlueScope Steel Ltd.	71	907
Boral Ltd. (a)	160	775
Brambles Ltd.	214	1,411
Caltex Australia Ltd.	36	859
Challenger Financial Services Group Ltd. (a)	76	669
CIMIC Group Ltd.	12	375
Coca-Cola Amatil Ltd.	68	463
	Shares/Par[1]	Value ($)
Cochlear Ltd.	8	1,164
Commonwealth Bank of Australia (a)	232	12,504
Computershare Ltd.	61	834
Crown Resorts Ltd.	54	539
CSL Ltd.	60	8,542
Dexus	129	927
Domino's Pizza Enterprises Ltd.	8	306
Flight Centre Ltd.	7	312
Fortescue Metals Group Ltd. (a)	214	698
Goodman Group	217	1,547
GPT Group	227	850
Harvey Norman Holdings Ltd. (a)	81	199
Healthscope Ltd.	255	416
Incitec Pivot Ltd.	219	589
Insurance Australia Group Ltd. (a)	319	2,017
LendLease Corp. Ltd.	76	1,111
Macquarie Group Ltd.	42	3,865
Medibank Private Ltd.	375	810
Mirvac Group	507	814
National Australia Bank Ltd. (a)	359	7,296
Newcrest Mining Ltd.	103	1,678
Oil Search Ltd.	189	1,247
Orica Ltd. (a)	52	682
Origin Energy Ltd. (b)	236	1,760
QBE Insurance Group Ltd.	177	1,276
Ramsay Health Care Ltd. (a)	19	775
REA Group Ltd.	7	470
Rio Tinto Ltd.	55	3,434
Santos Ltd. (b)	236	1,100
Scentre Group	708	2,302
Seek Ltd.	43	693
Sonic Health Care Ltd.	50	916
South32 Ltd. (a)	675	1,809
Stockland	314	922
Suncorp Group Ltd.	169	1,829
Sydney Airport	147	780
Tabcorp Holdings Ltd. (a)	249	823
Telstra Corp. Ltd.	537	1,041
TPG Telecom Ltd. (a)	45	172
Transurban Group	294	2,606
Treasury Wine Estates Ltd.	96	1,234
Vicinity Centres	463	889
Wesfarmers Ltd.	151	5,512
Westpac Banking Corp. (a)	450	9,775
Woodside Petroleum Ltd.	120	3,164
Woolworths Group Ltd.	172	3,895
		131,091
Austria 0.2%
Andritz AG	9	481
Erste Group Bank AG	40	1,650
OMV AG	20	1,149
Raiffeisen International Bank Holding AG	20	626
Voestalpine AG	15	694
		4,600
Belgium 1.1%
AGEAS	25	1,263
Anheuser-Busch InBev NV	101	10,188
Belgacom SA	20	455
Colruyt SA	8	462
Groupe Bruxelles Lambert SA	10	1,091
KBC Groep NV	33	2,577
Solvay SA	10	1,254
Telenet Group Holding NV (b)	6	300
UCB SA	16	1,280
Umicore SA	27	1,572
		20,442
Denmark 1.6%
A P Moller - Maersk A/S - Class A	1	614
A P Moller - Maersk A/S - Class B (a)	1	1,047
Carlsberg A/S - Class B	14	1,695
Chr Hansen Holding A/S (a)	14	1,252
Coloplast A/S - Class B	16	1,581
Danske Bank A/S	98	3,060
DSV A/S	26	2,069

See accompanying Notes to Financial Statements.

138

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Genmab A/S (b)	8	1,204
H Lundbeck A/S	9	654
ISS A/S	23	781
Novo Nordisk A/S - Class B	235	10,901
Novozymes A/S - Class B	31	1,545
Orsted A/S	25	1,532
Pandora A/S (a)	14	1,006
Tryg A/S	15	348
Vestas Wind Systems A/S	27	1,685
William Demant Holding A/S (b)	14	575
		31,549
Finland 1.0%
Elisa Oyj	19	896
Fortum Oyj	57	1,364
Kone Oyj - Class B	45	2,293
Metso Oyj	14	463
Neste Oil Oyj	17	1,332
Nokia Oyj	747	4,295
Nokian Renkaat Oyj	15	608
Orion Oyj - Class B	14	371
Sampo Oyj - Class A	58	2,846
Stora Enso Oyj - Class R	71	1,384
UPM-Kymmene Oyj	71	2,536
Wartsila Oyj	57	1,124
		19,512
France 9.9%
Accor SA	26	1,251
Aeroports de Paris	4	875
Air Liquide	57	7,100
Alstom SA	20	927
Amundi SA	8	521
Arkema SA	9	1,106
AtoS SE (a)	13	1,723
AXA SA	254	6,229
BioMerieux (a)	5	440
BNP Paribas SA	149	9,200
Bollore SA (a)	116	539
Bouygues SA	29	1,226
Bureau Veritas SA	36	963
Capgemini SA	21	2,877
Carrefour SA	79	1,269
Casino Guichard Perrachon SA (a)	8	318
Cie de Saint-Gobain	66	2,936
Cie Generale d'Optique Essilor International SA	27	3,819
CNP Assurances SA	21	487
Compagnie Generale des Etablissements Michelin	22	2,716
Covivio	5	513
Credit Agricole SA	152	2,020
Danone SA	80	5,854
Dassault Aviation SA	—	640
Dassault Systemes SA	17	2,373
Edenred	32	998
Eiffage SA	10	1,124
Electricite de France SA	78	1,066
Engie SA	239	3,656
Eurazeo SA	6	465
Eurofins Scientific SE	1	814
Eutelsat Communications Group SA	23	475
Faurecia	10	680
Gecina SA	6	1,023
Getlink	62	843
Hermes International SCA	4	2,569
Icade SA	4	415
Iliad SA (a)	4	574
Imerys SA	4	353
Ingenico Group (a)	8	743
Ipsen SA	5	798
JC Decaux SA	11	367
Kering SA	10	5,589
Klepierre	27	1,023
Legrand SA	35	2,540
L'Oreal SA	33	8,213
LVMH Moet Hennessy Louis Vuitton SE	37	12,236
Natixis	130	917
	Shares/Par[1]	Value ($)
Orange SA	261	4,359
Pernod-Ricard SA (a)	28	4,530
Peugeot SA	78	1,787
Publicis Groupe SA	27	1,848
Remy Cointreau SA	3	429
Renault SA (a)	25	2,121
Rexel SA (a)	39	565
Safran SA	44	5,299
Sanofi SA	149	11,923
Schneider Electric SE (b)	71	5,944
SCOR SE	22	814
SEB SA	3	510
Societe BIC SA	4	335
Societe Generale SA	101	4,226
Sodexo SA	12	1,232
Suez Environnement Co.	50	652
Teleperformance	8	1,397
Thales SA	14	1,760
Total SA (a)	323	19,665
Ubisoft Entertainment SA (b)	10	1,127
Valeo SA	32	1,737
Veolia Environnement	71	1,509
Vinci SA	66	6,348
Vivendi SA	135	3,294
Wendel SA	4	508
		189,322
Germany 8.8%
1&1 Drillisch AG	6	365
Adidas AG	25	5,382
Allianz SE	58	12,040
Axel Springer SE	6	466
BASF SE	121	11,591
Bayer AG	119	13,074
Bayerische Motoren Werke AG	44	3,984
Beiersdorf AG	13	1,477
Brenntag AG	20	1,106
Commerzbank AG (b)	133	1,277
Continental AG	14	3,279
Covestro AG	25	2,266
Daimler AG	121	7,760
Delivery Hero AG (b)	12	628
Deutsche Bank AG	261	2,806
Deutsche Boerse AG	25	3,355
Deutsche Lufthansa AG	32	767
Deutsche Post AG	130	4,230
Deutsche Telekom AG	437	6,765
Deutsche Wohnen SE	47	2,264
E.ON SE	287	3,071
Evonik Industries AG	21	733
Fraport AG Frankfurt Airport Services Worldwide	5	507
Fresenius Medical Care AG & Co. KGaA	29	2,900
Fresenius SE & Co. KGaA	54	4,364
GEA Group AG	23	774
Hannover Rueck SE	8	1,034
HeidelbergCement AG	20	1,660
Henkel AG & Co. KGaA	13	1,496
Hochtief AG	3	517
Hugo Boss AG	9	777
Infineon Technologies AG	149	3,780
Innogy SE	18	792
K+S AG	25	626
KION Group AG	9	640
Lanxess AG	12	902
Linde AG	25	5,857
MAN SE	4	497
Merck KGaA	17	1,662
Metro AG	22	271
MTU Aero Engines Holding AG	7	1,362
Muenchener Rueckversicherungs AG	20	4,293
Osram Licht AG	13	539
ProSiebenSat.1 Media SE	30	768
Puma SE	1	637
RTL Group SA	5	349
RWE AG	70	1,594

See accompanying Notes to Financial Statements.

139

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
SAP SE	130	15,011
Siemens AG	101	13,329
Siemens Healthineers AG (b)	20	816
Symrise AG	16	1,443
Telefonica Deutschland Holding AG	96	379
ThyssenKrupp AG	59	1,437
Uniper SE	25	753
United Internet AG	17	964
Volkswagen AG	4	708
Vonovia SE	65	3,079
Wirecard AG	15	2,455
Zalando SE (b)	15	842
		168,500
Hong Kong 3.4%
AIA Group Ltd.	1,597	14,003
ASM Pacific Technology Ltd.	40	504
Bank of East Asia Ltd.	156	624
BOC Hong Kong Holdings Ltd.	493	2,320
CK Asset Holdings Ltd.	344	2,737
CK Hutchison Holdings Ltd.	359	3,818
CK Infrastructure Holdings Ltd.	88	652
CLP Holdings Ltd.	218	2,352
Dairy Farm International Holdings Ltd.	43	381
Galaxy Entertainment Group Ltd.	313	2,426
Hang Lung Group Ltd.	131	367
Hang Lung Properties Ltd.	274	565
Hang Seng Bank Ltd.	102	2,548
Henderson Land Development Co. Ltd.	182	961
HK Electric Investments Ltd. (a)	354	338
HKT Trust	493	630
Hong Kong & China Gas Co. Ltd.	1,227	2,345
Hong Kong Exchanges & Clearing Ltd.	156	4,689
Hongkong Land Holdings Ltd.	162	1,162
Hysan Development Co. Ltd.	76	424
Jardine Matheson Holdings Ltd.	28	1,773
Kerry Properties Ltd.	82	395
Li & Fung Ltd.	754	277
Link REIT	287	2,623
Melco Resorts & Entertainment Ltd. - ADR	33	936
MGM China Holdings Ltd.	140	327
Minth Group Ltd.	90	381
MTR Corp.	204	1,126
New World Development Ltd. (a)	781	1,097
NWS Holdings Ltd.	227	393
PCCW Ltd.	622	350
Power Assets Holdings Ltd.	179	1,252
Shangri-La Asia Ltd.	182	343
Sino Land Co.	403	656
SJM Holdings Ltd.	242	301
Sun Hung Kai Properties Ltd.	210	3,174
Swire Pacific Ltd. - Class A	68	726
Swire Properties Ltd.	145	537
Techtronic Industries Co.	189	1,060
WH Group Ltd.	1,111	907
Wharf Holdings Ltd.	167	538
Wharf Real Estate Investment Co. Ltd.	167	1,191
Wheelock & Co. Ltd.	108	753
Yue Yuen Industrial Holdings Ltd.	89	249
		65,211
Ireland 0.6%
AIB Group Plc	101	549
Bank of Ireland Group Plc	126	981
CRH Plc	112	3,943
James Hardie Industries SE - CDI	60	1,011
Kerry Group Plc - Class A	21	2,204
Paddy Power Betfair Plc	11	1,211
Ryanair Holdings Plc (b)	2	33
Smurfit Kappa Group Plc	29	1,176
		11,108
Israel 0.5%
Azrieli Group	6	311
Bank Hapoalim BM	147	996
Bank Leumi Le-Israel BM	198	1,173
Bezeq Israeli Telecommunication Corp. Ltd.	305	344
	Shares/Par[1]	Value ($)
Check Point Software Technologies Ltd. (b)	17	1,682
Elbit Systems Ltd.	3	338
Frutarom Industries Ltd.	6	552
Israel Chemicals Ltd.	91	415
Mizrahi Tefahot Bank Ltd.	20	375
Nice Ltd. (b)	8	810
Teva Pharmaceutical Industries Ltd. - ADR	128	3,103
		10,099
Italy 2.2%
Assicurazioni Generali SpA	156	2,606
Atlantia SpA	65	1,929
CNH Industrial NV	135	1,425
Davide Campari-Milano SpA	71	585
Enel SpA	1,066	5,902
ENI SpA	333	6,176
EXOR NV	15	1,000
Ferrari NV	16	2,196
Intesa Sanpaolo SpA	121	364
Intesa Sanpaolo SpA	1,768	5,099
Leonardo SpA	56	549
Luxottica Group SpA	22	1,410
Mediobanca SpA	81	749
Moncler SpA	23	1,042
Pirelli & C. SpA (b)	51	427
Poste Italiane SpA	65	544
Prysmian SpA	29	709
Recordati SpA	14	566
Snam Rete Gas SpA	293	1,224
Telecom Italia SpA	803	523
Telecom Italia SpA (b)	1,469	1,090
Terna Rete Elettrica Nazionale SpA (a)	183	989
Unicredit SpA	262	4,362
		41,466
Japan 23.8%
ABC-Mart Inc.	5	262
Acom Co. Ltd.	59	226
AEON Co. Ltd. (a)	79	1,682
AEON Financial Service Co. Ltd.	14	306
AEON Mall Co. Ltd.	14	249
Air Water Inc.	22	402
Aisin Seiki Co. Ltd.	22	983
Ajinomoto Co. Inc.	62	1,169
Alfresa Holdings Corp.	24	555
All Nippon Airways Co. Ltd.	15	539
Alps Electric Co. Ltd.	27	685
Amada Co. Ltd.	43	411
Aozora Bank Ltd.	15	581
Asahi Breweries Ltd.	48	2,474
Asahi Glass Co. Ltd.	26	997
Asahi Kasei Corp.	168	2,131
Ashikaga Holdings Co. Ltd. (a)	112	374
Asics Corp. (a)	24	397
Astellas Pharma Inc.	261	3,984
Bandai Namco Holdings Inc.	27	1,126
Bank of Kyoto Ltd.	7	333
Benesse Holdings Inc.	9	322
Bridgestone Corp. (a)	81	3,166
Brother Industries Ltd.	31	612
Calbee Inc.	11	395
Canon Inc. (a)	133	4,356
Casio Computer Co. Ltd.	25	407
Central Japan Railway Co.	19	3,894
China Bank Ltd.	81	574
Chubu Electric Power Co. Inc.	81	1,214
Chugai Pharmaceutical Co. Ltd.	29	1,512
Chugoku Electric Power Co. Inc.	41	528
Coca-Cola Bottlers Japan Holdings Inc.	18	706
Concordia Financial Group Ltd.	155	788
Credit Saison Co. Ltd.	23	369
CyberAgent Inc.	13	780
CYBERDYNE Inc. (a) (b)	11	130
Dai Nippon Printing Co. Ltd.	33	727
Daicel Corp.	35	391
Daifuke Co. Ltd.	12	542

See accompanying Notes to Financial Statements.

140

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Dai-Ichi Life Holdings Inc.	144	2,580
Daiichi Sankyo Co. Ltd.	75	2,869
Daikin Industries Ltd.	33	3,906
Dainippon Sumitomo Pharma Co. Ltd.	20	421
Daito Trust Construction Co. Ltd.	9	1,510
Daiwa House Industry Co. Ltd.	76	2,577
Daiwa House REIT Investment Co.	—	535
Daiwa Securities Group Inc.	215	1,250
Dena Co. Ltd.	15	288
Denso Corp.	58	2,841
Dentsu Inc. (a)	28	1,318
Disco Corp.	4	664
Don Quijote Holdings Co. Ltd.	16	744
East Japan Railway Co.	41	3,924
Eisai Co. Ltd.	33	2,358
Electric Power Development Co. Ltd.	18	462
FamilyMart UNY Holdings Co. Ltd.	10	1,063
Fanuc Ltd.	25	5,042
Fast Retailing Co. Ltd.	8	3,537
Fuji Electric Holdings Co. Ltd.	79	601
FUJIFILM Holdings Corp.	51	2,005
Fujitsu Ltd.	259	1,577
Fukuoka Financial Group Inc.	97	488
Hakuhodo DY Holdings Inc.	30	483
Hamamatsu Photonics KK	18	787
Hankyu Hanshin Holdings Inc.	32	1,273
Hikari Tsushin Inc.	3	546
Hino Motors Ltd.	33	356
Hirose Electric Co. Ltd.	4	540
Hisamitsu Pharmaceutical Co. Inc.	8	642
Hitachi Chemical Co. Ltd.	15	312
Hitachi Construction Machinery Co. Ltd.	13	430
Hitachi High-Technologies Corp.	8	339
Hitachi Ltd.	643	4,535
Hitachi Metals Ltd.	32	330
Honda Motor Co. Ltd.	217	6,354
Hoshizaki Corp.	7	749
Hoya Corp.	51	2,882
Hulic Co. Ltd.	36	384
Idemitsu Kosan Co. Ltd. (a)	18	631
IHI Corp.	21	721
Iida Group Holdings Co. Ltd.	22	416
INPEX Corp.	135	1,410
Isetan Mitsukoshi Holdings Ltd.	41	512
Isuzu Motors Ltd.	72	958
ITOCHU Corp.	188	3,405
J. Front Retailing Co. Ltd.	30	456
Japan Airlines Co. Ltd.	15	542
Japan Airport Terminal Co. Ltd.	7	346
Japan Exchange Group Inc.	69	1,290
Japan Post Bank Co. Ltd.	53	621
Japan Post Holdings Co. Ltd.	207	2,263
Japan Prime Realty Investment Corp.	—	442
Japan Real Estate Investment Corp.	—	914
Japan Retail Fund Investment Corp.	—	602
Japan Tobacco Inc.	146	4,096
JFE Holdings Inc.	66	1,241
JGC Corp.	26	524
JS Group Corp.	37	731
JSR Corp.	29	486
JTEKT Corp.	27	370
JXTG Holdings Inc.	430	3,001
Kajima Corp.	117	904
Kakaku.com Inc.	16	365
Kamigumi Co. Ltd.	15	311
Kaneka Corp.	33	296
Kansai Electric Power Co. Inc.	95	1,378
Kansai Paint Co. Ltd.	24	495
Kao Corp.	65	4,941
Kawasaki Heavy Industries Ltd.	20	599
KDDI Corp.	239	6,550
Keihan Holdings Co. Ltd.	12	444
Keikyu Corp.	31	499
Keio Corp.	14	667
Keisei Electric Railway Co. Ltd.	17	595
	Shares/Par[1]	Value ($)
Keyence Corp.	13	7,244
Kikkoman Corp.	19	968
Kintetsu Corp.	23	933
Kirin Holdings Co. Ltd.	109	2,928
Kobayashi Pharmaceutical Co. Ltd. (a)	6	544
Kobe Steel Ltd. (a)	38	345
Koito Manufacturing Co. Ltd.	14	924
Komatsu Ltd.	121	3,454
Konami Corp.	12	615
Konica Minolta Holdings Inc.	64	592
Kose Corp.	4	818
Kubota Corp.	132	2,067
Kuraray Co. Ltd.	43	591
Kurita Water Industries Ltd.	12	336
Kyocera Corp.	43	2,413
kyowa Hakko Kirin Co. Ltd.	34	676
Kyushu Electric Power Co. Inc.	51	567
Kyushu Railway Co.	22	663
Lawson Inc.	6	380
LINE Corp. (b)	9	384
Lion Corp. (a)	30	546
M3 Inc.	28	1,103
Mabuchi Motor Co. Ltd.	7	342
Makita Corp.	29	1,299
Marubeni Corp.	208	1,589
Marui Group Co. Ltd.	26	539
Maruichi Steel Tube Ltd.	7	220
Mazda Motor Corp.	74	903
McDonald's Holdings Co. Japan Ltd. (a)	10	494
Medipal Holdings Corp.	21	420
MEIJI Holdings Co. Ltd.	16	1,324
Minebea Mitsumi Inc.	49	834
MISUMI Group Inc.	38	1,112
Mitsubishi Chemical Holdings Corp.	172	1,441
Mitsubishi Corp.	181	5,026
Mitsubishi Electric Corp.	243	3,227
Mitsubishi Estate Co. Ltd.	157	2,744
Mitsubishi Gas Chemical Co. Inc.	23	528
Mitsubishi Heavy Industries Ltd.	40	1,473
Mitsubishi Materials Corp.	14	377
Mitsubishi Motors Corp.	89	708
Mitsubishi Tanabe Pharma Corp.	33	575
Mitsubishi UFJ Financial Group Inc.	1,566	8,952
Mitsubishi UFJ Lease & Finance Co. Ltd.	55	336
Mitsui & Co. Ltd.	223	3,717
Mitsui Chemicals Inc.	24	644
Mitsui Fudosan Co. Ltd.	119	2,877
Mitsui OSK Lines Ltd.	17	406
Mizuho Financial Group Inc.	3,160	5,327
MS&AD Insurance Group Holdings	63	1,958
Murata Manufacturing Co. Ltd.	24	4,068
Nabtesco Corp. (a)	15	447
Nagoya Railroad Co. Ltd.	24	609
NEC Corp.	36	976
NEC Electronics Corp. (b)	110	1,076
Nexon Co. Ltd. (b)	58	843
NGK Insulators Ltd.	34	610
NGK Spark Plug Co. Ltd. (a)	22	622
Nidec Corp. (a)	30	4,470
Nikon Corp.	45	712
Nintendo Co. Ltd.	15	4,865
Nippon Building Fund Inc.	—	979
Nippon Electric Glass Co. Ltd.	12	345
Nippon Express Co. Ltd.	11	761
Nippon Meat Packers Inc.	12	484
Nippon Paint Co. Ltd. (a)	20	846
Nippon Prologis REIT Inc.	—	437
Nippon Steel Corp.	101	1,989
Nippon Telegraph & Telephone Corp.	90	4,099
Nippon Yusen KK	20	392
Nissan Chemical Industries Ltd. (a)	17	788
Nissan Motor Co. Ltd.	303	2,945
Nisshin Seifun Group Inc.	24	515
Nissin Foods Holdings Co. Ltd.	7	535
Nitori Co. Ltd.	11	1,669

See accompanying Notes to Financial Statements.

141

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Nitto Denko Corp.	22	1,649
NOK Corp.	12	230
Nomura Holdings Inc.	459	2,234
Nomura Real Estate Holdings Inc.	16	353
Nomura Real Estate Master Fund Inc.	1	710
Nomura Research Institute Ltd.	15	733
NSK Ltd.	53	545
NTT Data Corp.	87	998
NTT DoCoMo Inc.	178	4,544
Obayashi Corp.	89	930
Obic Co. Ltd.	8	679
Odakyu Electric Railway Co. Ltd.	40	860
OJI Holdings Corp.	116	718
Olympus Corp.	39	1,466
Omron Corp.	25	1,185
Ono Pharmaceutical Co. Ltd.	51	1,188
Oracle Corp. Japan	5	416
Oriental Land Co. Ltd.	27	2,797
ORIX Corp.	173	2,735
Osaka Gas Co. Ltd.	48	990
Otsuka Corp.	13	509
Otsuka Holdings Co. Ltd.	52	2,518
Panasonic Corp.	289	3,894
Park24 Co. Ltd.	14	386
Persol Holdings Co. Ltd.	22	483
Pola Orbis Holdings Inc.	12	505
Rakuten Inc.	115	776
Recruit Holdings Co. Ltd.	144	3,982
Resona Holdings Inc.	279	1,494
Ricoh Co. Ltd.	90	821
Rinnai Corp.	4	352
Rohm Co. Ltd.	12	1,023
Ryohin Keikaku Co. Ltd.	3	1,165
Sankyo Co. Ltd.	7	254
Santen Pharmaceutical Co. Ltd.	50	868
SBI Holdings Inc. (a)	30	761
Secom Co. Ltd.	28	2,134
Sega Sammy Holdings Inc.	21	365
Seibu Holdings Inc.	29	494
Seiko Epson Corp.	38	664
Sekisui Chemical Co. Ltd.	51	870
Sekisui House Ltd.	82	1,451
Seven & I Holdings Co. Ltd.	98	4,296
Seven Bank Ltd.	87	266
SG Holdings Co. Ltd. (a)	12	269
Sharp Corp. (a)	23	584
Shimadzu Corp.	30	903
Shimamura Co. Ltd.	3	290
Shimano Inc.	10	1,408
Shimizu Corp.	72	751
Shin-Etsu Chemical Co. Ltd.	49	4,345
Shinsei Bank Ltd.	21	327
Shionogi & Co. Ltd.	37	1,912
Shiseido Co. Ltd.	51	4,016
Shizuoka Bank Ltd.	61	548
Showa Shell Sekiyu KK	27	410
SMC Corp.	8	2,795
SoftBank Group Corp.	109	7,842
Sohgo Security Services Co. Ltd.	9	410
Sompo Holdings Inc.	44	1,791
Sony Corp.	167	8,542
Sony Financial Holdings Inc.	21	400
Stanley Electric Co. Ltd.	19	652
Start Today Co. Ltd.	27	966
Subaru Corp. NPV	80	2,329
Sumco Corp.	30	599
Sumitomo Chemical Co. Ltd.	207	1,174
Sumitomo Corp.	150	2,465
Sumitomo Electric Industries Ltd.	102	1,513
Sumitomo Heavy Industries Ltd.	16	526
Sumitomo Metal Mining Co. Ltd.	31	1,179
Sumitomo Mitsui Financial Group Inc.	178	6,931
Sumitomo Mitsui Trust Holdings Inc.	43	1,726
Sumitomo Realty & Development Co. Ltd.	46	1,716
Sumitomo Rubber Industries Inc.	24	378
	Shares/Par[1]	Value ($)
Sundrug Co. Ltd.	11	438
Suntory Beverage & Food Ltd.	19	814
Suruga Bank Ltd.	21	188
Suzuken Co. Ltd.	9	390
Suzuki Motor Corp.	46	2,526
Sysmex Corp.	22	2,055
T&D Holdings Inc.	73	1,106
Taiheiyo Cement Corp.	16	514
Taisei Corp.	28	1,529
Taisho Pharmaceutical Holdings Co. Ltd.	5	550
Taiyo Nippon Sanso Corp.	16	224
Takashimaya Co. Ltd.	44	376
Takeda Pharmaceutical Co. Ltd. (a)	93	3,938
TDK Corp.	17	1,711
Teijin Ltd.	23	420
Terumo Corp.	40	2,314
THK Co. Ltd.	15	440
Tobu Railway Co. Ltd.	25	776
Toho Co. Ltd.	14	462
Toho Gas Co. Ltd.	11	388
Tohoku Electric Power Co. Inc.	57	696
Tokio Marine Holdings Inc.	89	4,156
Tokyo Century Corp.	6	312
Tokyo Electric Power Co. Holdings Inc. (b)	197	918
Tokyo Electron Ltd.	21	3,528
Tokyo Gas Co. Ltd.	53	1,395
Tokyo Tatemono Co. Ltd.	30	414
Tokyu Corp.	67	1,151
Tokyu Fudosan Holdings Corp	63	443
Toppan Printing Co. Ltd.	69	540
Toray Industries Inc.	185	1,459
Toshiba Corp. (b)	849	2,558
Tosoh Corp.	35	542
TOTO Ltd.	19	861
Toyo Seikan Group Holdings Ltd.	21	360
Toyo Suisan Kaisha Ltd.	11	384
Toyoda Gosei Co. Ltd.	9	238
Toyota Industries Corp.	20	1,099
Toyota Motor Corp.	303	19,621
Toyota Tsusho Corp.	29	970
Trend Micro Inc.	16	934
Tsuruha Holdings Inc.	5	602
Unicharm Corp.	54	1,626
United Urban Investment Corp.	—	636
USS Co. Ltd.	29	542
West Japan Railway Co.	22	1,626
Yahoo! Japan Corp. (a)	196	649
Yakult Honsha Co. Ltd.	15	974
Yamada Denki Co. Ltd. (a)	77	385
Yamaguchi Financial Group Inc.	29	327
Yamaha Corp.	19	972
Yamaha Motor Co. Ltd.	36	904
Yamato Holdings Co. Ltd.	41	1,216
Yamazaki Baking Co. Ltd. (a)	16	429
Yaskawa Electric Corp.	33	1,154
Yokogawa Electric Corp.	29	508
Yokohama Rubber Co. Ltd. (a)	15	311
		455,955
Jersey 0.0%
Randgold Resources Ltd.	13	963
Luxembourg 0.3%
ArcelorMittal	89	2,575
Millicom International Cellular SA - SDR (a)	9	509
SES SA - FDR (a)	51	945
Tenaris SA (a)	65	1,185
		5,214
Macau 0.1%
Sands China Ltd.	318	1,701
Wynn Macau Ltd.	197	636
		2,337
Malta 0.0%
BGP Holdings Plc (c)	479	—

See accompanying Notes to Financial Statements.

142

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Netherlands 6.2%
ABN AMRO Group NV - CVA	57	1,471
Aegon NV (a)	239	1,424
Airbus SE	77	8,962
Akzo Nobel NV	34	2,882
ASML Holding NV	54	10,705
Heineken Holding NV	15	1,482
Heineken NV	34	3,393
ING Groep NV	514	7,359
Koninklijke Ahold NV	167	3,994
Koninklijke KPN NV	461	1,250
Koninklijke Philips Electronics NV (a)	126	5,348
Koninklijke Philips NV	25	2,457
Koninklijke Vopak NV	9	395
NN Group NV	41	1,685
NXP Semiconductors NV (b)	45	4,950
Randstad NV	16	955
Reed Elsevier NV	129	2,749
Royal Dutch Shell Plc - Class A	608	21,041
Royal Dutch Shell Plc - Class B	495	17,691
Unibail-Rodamco SE	13	2,940
Unibail-Rodamco SE - CDI (b)	94	1,023
Unilever NV - CVA	205	11,437
Wolters Kluwer NV	38	2,162
		117,755
New Zealand 0.2%
a2 Milk Co. Ltd. (b)	94	729
Auckland International Airport Ltd.	123	566
Fisher & Paykel Healthcare Corp.	71	716
Fletcher Building Ltd.	112	527
Meridian Energy Ltd.	180	380
Ryman Healthcare Ltd.	48	391
Spark New Zealand Ltd.	245	620
		3,929
Norway 0.7%
Aker BP ASA	14	509
DNB Bank ASA	130	2,531
Equinor ASA	154	4,064
Gjensidige Forsikring ASA	25	408
Marine Harvest ASA	53	1,052
Norsk Hydro ASA	173	1,032
Orkla ASA	112	977
Schibsted ASA - Class B	11	300
Telenor ASA	100	2,045
Yara International ASA	24	1,003
		13,921
Portugal 0.2%
Banco Espirito Santo SA (b) (c)	413	—
Energias de Portugal SA	328	1,301
Galp Energia SGPS SA	69	1,309
Jeronimo Martins SGPS SA	33	481
		3,091
Singapore 1.3%
Ascendas REIT	337	654
Capitaland Commercial Trust	354	432
CapitaLand Ltd.	351	814
CapitaMall Trust	304	462
City Developments Ltd.	54	435
ComfortDelgro Corp. Ltd.	263	453
DBS Group Holdings Ltd.	235	4,582
Genting International Plc	791	707
Golden Agri-Resources Ltd.	877	196
Jardine Cycle & Carriage Ltd.	15	342
Keppel Corp. Ltd.	200	1,050
Oversea-Chinese Banking Corp. Ltd.	411	3,513
SembCorp Industries Ltd.	144	290
Singapore Airlines Ltd.	68	533
Singapore Airport Terminal Services Ltd.	99	362
Singapore Exchange Ltd.	105	552
Singapore Press Holdings Ltd. (a)	194	370
Singapore Technologies Engineering Ltd.	192	464
Singapore Telecommunications Ltd.	1,063	2,403
Suntec REIT	317	403
	Shares/Par[1]	Value ($)
United Overseas Bank Ltd.	174	3,423
UOL Group Ltd.	71	395
Venture Corp. Ltd.	35	460
Wilmar International Ltd.	253	567
Yangzijiang Shipbuilding Holdings Ltd.	285	189
		24,051
Spain 3.0%
ACS Actividades de Construccion y Servicios SA	32	1,293
Aena SME SA	9	1,613
Amadeus IT Group SA	57	4,518
Banco Bilbao Vizcaya Argentaria SA	875	6,175
Banco de Sabadell SA	743	1,241
Banco Santander SA	2,134	11,395
Bankia SA (a)	160	597
Bankinter SA	93	901
CaixaBank SA	477	2,059
Enagas SA	31	904
Endesa SA (a)	44	965
Ferrovial SA	65	1,319
Gas Natural SDG SA	48	1,278
Grifols SA - Class A	41	1,229
Iberdrola SA	761	5,866
Inditex SA	145	4,945
Mapfre SA	134	403
Red Electrica Corp. SA	58	1,183
Repsol SA	175	3,407
Siemens Gamesa Renewable Energy SA (a)	32	428
Telefonica SA	613	5,200
		56,919
Sweden 2.5%
Alfa Laval AB (a)	40	957
Assa Abloy AB - Class B	134	2,850
Atlas Copco AB - Class A	88	2,549
Atlas Copco AB - Class B	53	1,377
Boliden AB	37	1,181
Electrolux AB - Class B	33	751
Epiroc AB - Class A (b)	88	920
Epiroc AB - Class B (b)	53	482
Essity AB - Class B	81	1,985
Hennes & Mauritz AB - Class B (a)	117	1,733
Hexagon AB - Class B	34	1,888
Husqvarna AB - Class B	54	507
ICA Gruppen AB (a)	10	293
Industrivarden AB - Class C	21	399
Investor AB - Class B	59	2,407
Kinnevik AB - Class B	30	1,017
L E Lundbergforetagen AB - Series B	11	341
Lundin Petroleum AB	24	752
Nordea Bank AB	404	3,884
Sandvik AB	151	2,670
Securitas AB - Class B (a)	42	687
Skandinaviska Enskilda Banken AB - Class A	215	2,038
Skanska AB - Class B	43	778
SKF AB - Class B	49	913
Svenska Handelsbanken AB - Class A	199	2,207
Swedbank AB - Class A	118	2,522
Swedish Match AB	23	1,153
Tele2 AB - Class B	49	569
Telefonaktiebolaget LM Ericsson - Class B	410	3,154
Telia Co. AB	360	1,640
Volvo AB - Class B	207	3,294
		47,898
Switzerland 8.2%
ABB Ltd.	241	5,267
Adecco Group AG	21	1,240
Baloise Holding AG	6	922
Barry Callebaut AG	—	498
Cie Financiere Richemont SA	69	5,832
Clariant AG	27	639
Credit Suisse Group AG	338	5,061
Dufry AG (a)	5	584
EMS-Chemie Holding AG	1	688
Ferguson Plc	32	2,582
Geberit AG	5	2,113

See accompanying Notes to Financial Statements.

143

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Givaudan SA	1	2,796
Glencore Plc	1,534	7,290
Julius Baer Group Ltd.	29	1,697
Kuehne & Nagel International AG	7	1,086
LafargeHolcim Ltd.	64	3,117
Lindt & Spruengli AG	—	986
Lonza Group AG	10	2,636
Nestle SA	412	31,908
Novartis AG	294	22,249
Pargesa Holding SA	5	418
Partners Group Holding AG	2	1,703
Roche Holding AG	93	20,610
Schindler Holding AG	3	537
SGS SA	1	1,882
Sika AG	17	2,370
Sonova Holding AG	7	1,286
STMicroelectronics NV	90	2,007
Straumann Holding AG	1	1,006
Swatch Group AG	7	625
Swatch Group AG (a)	4	1,974
Swiss Life Holding AG	5	1,573
Swiss Prime Site AG	10	897
Swiss Re AG	41	3,546
Swisscom AG (a)	3	1,519
Temenos Group AG	8	1,167
UBS Group AG	509	7,822
Vifor Pharma AG (a)	6	1,024
Zurich Insurance Group AG	20	5,866
		157,023
United Arab Emirates 0.0%
NMC Health Plc	13	629
United Kingdom 15.4%
3i Group Plc	131	1,555
Admiral Group Plc	27	677
Anglo American Plc	142	3,158
Antofagasta Plc	52	682
Ashtead Group Plc	67	2,029
Associated British Foods Plc	47	1,694
AstraZeneca Plc	167	11,607
Auto Trader Group Plc	127	710
Aviva Plc	538	3,575
Babcock International Group Plc	33	350
BAE Systems Plc	416	3,542
Barclays Plc	2,256	5,619
Barratt Developments Plc	139	941
Berkeley Group Holdings Plc	18	894
BHP Billiton Plc	279	6,268
BP Plc	2,634	20,005
British American Tobacco Plc	303	15,318
British Land Co. Plc	125	1,106
BT Group Plc	1,120	3,221
Bunzl Plc	45	1,356
Burberry Group Plc	56	1,589
Carnival Plc	24	1,382
Centrica Plc	761	1,584
Coca-Cola European Partners Plc	29	1,183
Coca-Cola HBC AG	27	887
Compass Group Plc	207	4,410
ConvaTec Group Plc	180	504
Croda International Plc	18	1,132
DCC Plc	11	1,028
Diageo Plc	326	11,685
Direct Line Insurance Group Plc	188	849
easyJet Plc	21	453
Experian Plc	121	2,987
Fiat Chrysler Automobiles NV (b)	143	2,723
Fresnillo Plc	28	415
G4S Plc	211	746
GlaxoSmithKline Plc	656	13,220
GVC Holdings Plc	72	995
Hammerson Plc	107	733
Hargreaves Lansdown Plc	38	974
HSBC Holdings Plc	2,647	24,738
Imperial Brands Plc	128	4,744
	Shares/Par[1]	Value ($)
Informa Plc	156	1,719
InterContinental Hotels Group Plc	24	1,495
International Consolidated Airlines Group SA	87	761
Intertek Group Plc	22	1,636
Investec Plc	85	605
ITV Plc	499	1,145
J Sainsbury Plc (a)	231	978
John Wood Group Plc	89	740
Johnson Matthey Plc	26	1,263
Kingfisher Plc	295	1,153
Land Securities Group Plc	95	1,199
Legal & General Group Plc	796	2,786
Lloyds Banking Group Plc	9,533	7,904
London Stock Exchange Group Plc	41	2,388
Marks & Spencer Group Plc	222	861
Mediclinic International Plc	55	377
Meggitt Plc	101	657
Melrose Industries Plc	640	1,793
Merlin Entertainments Plc	93	472
Micro Focus International Plc	56	978
Mondi Plc	49	1,324
National Grid Plc	447	4,947
Next Plc	19	1,507
Pearson Plc	104	1,211
Persimmon Plc	40	1,327
Prudential Plc (d)	342	7,812
Reckitt Benckiser Group Plc	88	7,265
Relx Plc	139	2,970
Rio Tinto Plc	160	8,786
Rolls-Royce Holdings Plc	221	2,873
Royal Bank of Scotland Group Plc (b)	606	2,041
Royal Mail Plc	117	775
RSA Insurance Group Plc	133	1,189
Sage Group Plc	145	1,195
Schroders Plc	16	653
Segro Plc	136	1,201
Severn Trent Plc	32	840
Shire Plc	120	6,774
Sky Plc	136	2,614
Smith & Nephew Plc	116	2,135
Smiths Group Plc	55	1,218
SSE Plc	134	2,393
St. James's Place Plc	71	1,071
Standard Chartered Plc	377	3,429
Standard Life Aberdeen Plc	354	1,513
Taylor Wimpey Plc	451	1,066
Tesco Plc	1,286	4,355
Travis Perkins Plc	33	609
TUI AG	57	1,238
Unilever Plc	163	9,010
United Utilities Group Plc	86	865
Vodafone Group Plc	3,528	8,546
Weir Group Plc	32	836
Whitbread Plc	24	1,228
WM Morrison Supermarkets Plc	304	1,007
WPP Plc	166	2,600
		294,601
United States of America 0.2%
AerCap Holdings NV (b)	18	976
Jardine Strategic Holdings Ltd.	31	1,118
Qiagen NV (b)	30	1,094
		3,188
Total Common Stocks (cost $1,618,238)		1,880,374
PREFERRED STOCKS 0.6%
Germany 0.5%
Bayerische Motoren Werke AG	7	567
Fuchs Petrolub SE	9	423
Henkel AG & Co. KGaA (e)	23	2,970
Porsche Automobil Holding SE (e)	20	1,302
Sartorius AG	5	682
Schaeffler AG	24	317
Volkswagen AG (e)	24	4,032
		10,293

See accompanying Notes to Financial Statements.

144

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Switzerland 0.1%
Lindt & Spruengli AG (e)	—	873
Schindler Holding AG (e)	5	1,149
		2,022
Total Preferred Stocks (cost $11,274)		12,315
RIGHTS 0.0%
Italy 0.0%
Intesa Sanpaolo SpA (b)	1,888	9
Spain 0.0%
Repsol SA (a) (b)	175	99
Total Rights (cost $98)		108
SHORT TERM INVESTMENTS 2.6%
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 1.79% (d) (f)	6,517	6,517
Securities Lending Collateral 2.2%
Securities Lending Cash Collateral Fund LLC, 1.99% (d) (f)	41,524	41,524
Treasury Securities 0.1%
U.S. Treasury Bill
1.94%, 09/06/18 (g) (h)	835	832
Total Short Term Investments (cost $48,873)		48,873
Total Investments 101.5% (cost $1,678,483)		1,941,670
Other Derivative Instruments 0.0%		53
Other Assets and Liabilities, Net (1.5)%		(29,091)
Total Net Assets 100.0%		1,912,632

(a)  All or portion of the security was on loan.

(b)  Non-income producing security.

(c)   Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d)   Investment in affiliate.

(e)  Convertible security.

(f)   Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

(g)   All or a portion of the security is pledged or segregated as collateral.

(h)   The coupon rate represents the yield to maturity.

JNL/Mellon Capital MSCI KLD 400 Social Index Fund
COMMON STOCKS 98.9%
Consumer Discretionary 11.6%
ARAMARK Corp.	1	20
Autoliv Inc.	—	28
AutoNation Inc. (a)	—	7
Best Buy Co. Inc.	1	45
Booking Holdings Inc. (a)	—	221
BorgWarner Inc.	1	21
Buckle Inc. (b)	—	1
Caleres Inc.	—	3
Callaway Golf Co.	—	3
Carmax Inc. (a)	1	30
Choice Hotels International Inc.	—	6
Columbia Sportswear Co.	—	7
Darden Restaurants Inc.	—	30
Deckers Outdoor Corp. (a)	—	7
Discovery Inc. - Class A (a) (b)	—	10
Discovery Inc. - Class C (a)	1	18
Domino's Pizza Inc.	—	25
Ethan Allen Interiors Inc.	—	2
Foot Locker Inc.	—	14
GameStop Corp. - Class A (b)	—	3
Gap Inc.	1	17
Garmin Ltd.	—	16
HanesBrands Inc. (b)	1	18
Harley-Davidson Inc.	—	16
Hasbro Inc.	—	25
Hilton Worldwide Holdings Inc.	1	51
Jack in the Box Inc.	—	6
	Shares/Par[1]	Value ($)
John Wiley & Sons Inc. - Class A	—	6
Kohl's Corp.	—	27
La-Z-Boy Inc.	—	3
Liberty Global Plc - Class A (a)	1	12
Liberty Global Plc - Class C (a)	1	33
LKQ Corp. (a)	1	22
Lowe's Cos. Inc.	2	180
Marriott International Inc. - Class A	1	86
Mattel Inc. (b)	1	13
McDonald's Corp.	2	281
Meritage Homes Corp. (a)	—	4
Michael Kors Holdings Ltd. (a)	—	22
Mohawk Industries Inc. (a)	—	30
Netflix Inc. (a)	1	384
New York Times Co. - Class A	—	7
Newell Brands Inc.	1	29
Nike Inc. - Class B	3	234
Nordstrom Inc.	—	13
NutriSystem Inc.	—	3
Office Depot Inc.	1	3
Omnicom Group Inc.	1	40
Pool Corp.	—	14
PVH Corp.	—	26
Royal Caribbean Cruises Ltd.	—	39
Scholastic Corp.	—	3
Shutterfly Inc. (a)	—	6
Signet Jewelers Ltd.	—	7
Starbucks Corp.	3	156
Tesla Inc. (a) (b)	—	97
Tiffany & Co.	—	33
Tractor Supply Co.	—	21
Tupperware Brands Corp.	—	5
Ulta Beauty Inc. (a)	—	31
Under Armour Inc. - Class A (a) (b)	1	10
Under Armour Inc. - Class C (a)	1	9
Vail Resorts Inc.	—	25
VF Corp.	1	62
Walt Disney Co.	3	356
Whirlpool Corp.	—	21
Wolverine World Wide Inc.	—	8
		3,011
Consumer Staples 7.0%
Archer-Daniels-Midland Co.	1	58
Avon Products Inc. (a)	1	2
Bunge Ltd.	—	21
Campbell Soup Co. (b)	—	16
Clorox Co.	—	40
Coca-Cola Co.	9	402
Colgate-Palmolive Co.	2	122
Darling Ingredients Inc. (a)	—	8
Dr. Pepper Snapple Group Inc.	—	49
Estee Lauder Cos. Inc. - Class A	1	72
General Mills Inc.	1	56
Hain Celestial Group Inc. (a)	—	6
Hormel Foods Corp. (b)	1	24
Ingredion Inc.	—	18
JM Smucker Co.	—	27
Kellogg Co.	1	41
Kimberly-Clark Corp.	1	83
Kraft Heinz Foods Co.	1	86
McCormick & Co. Inc.	—	31
Mondelez International Inc. - Class A	3	138
Procter & Gamble Co.	6	445
Sysco Corp.	1	76
United Natural Foods Inc. (a)	—	4
		1,825
Energy 4.9%
Apache Corp.	1	40
Baker Hughes a GE Co. LLC - Class A	1	32
ConocoPhillips Co.	3	185
Core Laboratories NV (b)	—	13
Denbury Resources Inc. (a)	1	4
Devon Energy Corp.	1	52
Energen Corp. (a)	—	15

See accompanying Notes to Financial Statements.

145

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
EQT Corp.	1	34
Hess Corp.	1	43
Marathon Oil Corp.	2	40
Marathon Petroleum Corp.	1	75
National Oilwell Varco Inc.	1	38
Newfield Exploration Co. (a)	1	13
Noble Energy Inc.	1	39
Occidental Petroleum Corp.	2	145
ONEOK Inc.	1	65
Phillips 66	1	113
Pioneer Natural Resources Co.	—	73
QEP Resources Inc. (a)	1	6
Schlumberger Ltd.	3	210
Southwestern Energy Co. (a)	1	7
TechnipFMC Plc	1	32
		1,274
Financials 10.0%
Aflac Inc.	2	75
Allstate Corp.	1	73
Ally Financial Inc.	1	26
American Express Co.	2	162
Ameriprise Financial Inc.	—	46
Arthur J Gallagher & Co.	1	27
Bank of Hawaii Corp.	—	9
Bank of New York Mellon Corp. (c)	2	123
BlackRock Inc.	—	135
Cathay General Bancorp	—	7
Charles Schwab Corp.	3	140
Chubb Ltd.	1	134
CIT Group Inc.	—	12
Citizens Financial Group Inc.	1	43
CME Group Inc.	1	127
Comerica Inc.	—	35
FactSet Research Systems Inc.	—	17
First Republic Bank	—	35
Franklin Resources Inc.	1	24
Hartford Financial Services Group Inc.	1	41
Heartland Financial USA Inc.	—	4
International Bancshares Corp.	—	6
Invesco Ltd.	1	24
KeyCorp	2	47
Legg Mason Inc.	—	7
Loews Corp.	1	30
M&T Bank Corp.	—	55
Marsh & McLennan Cos. Inc.	1	93
Moody's Corp.	—	66
New York Community Bancorp Inc.	1	12
Northern Trust Corp.	1	49
Old National Bancorp	—	6
People's United Financial Inc.	1	14
PNC Financial Services Group Inc.	1	145
Principal Financial Group Inc.	1	35
Progressive Corp.	1	77
Prudential Financial Inc.	1	89
Regions Financial Corp.	3	45
S&P Global Inc.	1	117
Signature Bank (a)	—	15
State Street Corp.	1	77
SVB Financial Group (a)	—	35
T. Rowe Price Group Inc.	1	64
TD Ameritrade Holding Corp.	1	35
Travelers Cos. Inc.	1	74
Umpqua Holdings Corp.	1	11
Voya Financial Inc.	—	19
Willis Towers Watson Plc	—	45
		2,587
Health Care 11.9%
AbbVie Inc.	4	318
Abiomed Inc. (a)	—	39
Agilent Technologies Inc.	1	45
Align Technology Inc. (a)	—	58
AmerisourceBergen Corp.	—	31
Amgen Inc.	2	281
Becton Dickinson & Co.	1	145
	Shares/Par[1]	Value ($)
Biogen Inc. (a)	1	139
BioMarin Pharmaceutical Inc. (a)	—	38
Bio-Techne Corp.	—	12
Bristol-Myers Squibb Co.	4	204
Cardinal Health Inc.	1	35
Celgene Corp. (a)	2	135
Centene Corp. (a)	1	56
Cerner Corp. (a)	1	40
CIGNA Corp.	1	93
Cooper Cos. Inc.	—	25
Dentsply Sirona Inc.	1	22
Edwards Lifesciences Corp. (a)	1	69
Envision Healthcare Corp. (a)	—	11
Gilead Sciences Inc.	3	210
HCA Healthcare Inc.	1	65
Henry Schein Inc. (a)	—	24
Hologic Inc. (a)	1	25
Humana Inc.	—	92
Idexx Laboratories Inc. (a)	—	43
IQVIA Holdings Inc. (a)	—	37
Jazz Pharmaceuticals Plc (a)	—	23
Laboratory Corp. of America Holdings (a)	—	41
MEDNAX Inc. (a)	—	9
Merck & Co. Inc.	6	370
Mettler-Toledo International Inc. (a)	—	33
Patterson Cos. Inc. (b)	—	4
Quest Diagnostics Inc.	—	34
ResMed Inc.	—	33
Select Medical Holdings Corp. (a)	—	4
TESARO Inc. (a) (b)	—	4
Varian Medical Systems Inc. (a)	—	23
Vertex Pharmaceuticals Inc. (a)	1	97
Waters Corp. (a)	—	34
Zoetis Inc. - Class A	1	93
		3,094
Industrials 10.0%
3M Co.	1	265
ACCO Brands Corp.	—	3
Acuity Brands Inc.	—	11
AGCO Corp.	—	9
Air Lease Corp. - Class A	—	9
Allegion Plc	—	16
Amerco Inc. (b)	—	7
AO Smith Corp.	—	19
Applied Industrial Technologies Inc.	—	6
ArcBest Corp.	—	3
Avis Budget Group Inc. (a)	—	5
Builders FirstSource Inc. (a)	—	4
C.H. Robinson Worldwide Inc.	—	27
Caterpillar Inc.	1	184
Copart Inc. (a)	1	27
CSX Corp.	2	122
Cummins Inc.	—	47
Deere & Co.	1	96
Delta Air Lines Inc.	—	19
Deluxe Corp.	—	7
Dover Corp.	—	25
Dun & Bradstreet Corp.	—	10
Eaton Corp. Plc	1	75
Echo Global Logistics Inc. (a)	—	2
EMCOR Group Inc.	—	10
Essendant Inc.	—	1
Expeditors International of Washington Inc.	—	29
Exponent Inc.	—	5
Fastenal Co.	1	31
Flowserve Corp.	—	12
Fortive Corp.	1	54
Fortune Brands Home & Security Inc.	—	18
Genesee & Wyoming Inc. - Class A (a)	—	11
Graco Inc.	—	17
Granite Construction Inc.	—	6
H&E Equipment Services Inc.	—	3
Heidrick & Struggles International Inc.	—	1
Hertz Global Holdings Inc. (a) (b)	—	2

See accompanying Notes to Financial Statements.

146

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
HNI Corp.	—	4
ICF International Inc.	—	3
IHS Markit Ltd. (a)	1	47
Illinois Tool Works Inc.	1	96
Ingersoll-Rand Plc	1	50
Interface Inc.	—	3
Johnson Controls International Plc	2	71
Kansas City Southern	—	24
Kelly Services Inc. - Class A	—	2
Knoll Inc.	—	2
Lennox International Inc.	—	17
Lincoln Electric Holdings Inc.	—	12
Manpower Inc.	—	13
Masco Corp.	1	26
Meritor Inc. (a)	—	4
Middleby Corp. (a)	—	13
Navigant Consulting Inc. (a)	—	3
Norfolk Southern Corp.	1	96
Owens Corning Inc.	—	16
Parker Hannifin Corp.	—	46
Quanta Services Inc. (a)	—	12
Resources Connection Inc.	—	2
Robert Half International Inc.	—	18
Rockwell Automation Inc.	—	48
Roper Industries Inc.	—	65
RR Donnelley & Sons Co.	—	1
Ryder System Inc.	—	9
Sensata Technologies Holding Plc (a)	—	18
Snap-On Inc.	—	20
Southwest Airlines Co.	—	16
Spirit Aerosystems Holdings Inc. - Class A	—	22
Stanley Black & Decker Inc.	—	47
Steelcase Inc. - Class A	—	2
Team Inc. (a) (b)	—	2
Tennant Co.	—	3
Tetra Tech Inc.	—	7
Timken Co.	—	7
TrueBlue Inc. (a)	—	3
Union Pacific Corp.	2	252
United Parcel Service Inc. - Class B	2	166
United Rentals Inc. (a)	—	29
WABCO Holdings Inc. (a)	—	14
Wabtec Corp.	—	19
Wesco Aircraft Holdings Inc. (a)	—	2
WW Grainger Inc.	—	33
Xylem Inc.	1	28
		2,591
Information Technology 33.3%
Accenture Plc - Class A	1	228
Adobe Systems Inc. (a)	1	271
Advanced Micro Devices Inc. (a)	2	31
Alphabet Inc. - Class A (a)	1	761
Alphabet Inc. - Class C (a)	1	793
Analog Devices Inc.	1	80
Ansys Inc. (a)	—	34
Applied Materials Inc.	2	109
ASGN Inc. (a)	—	9
Autodesk Inc. (a)	1	66
Automatic Data Processing Inc.	1	135
CA Inc.	1	24
Cadence Design Systems Inc. (a)	1	28
Cisco Systems Inc.	11	468
Citrix Systems Inc. (a)	—	32
Cognex Corp.	—	17
Cognizant Technology Solutions Corp. - Class A	1	104
CommScope Holding Co. Inc. (a)	1	13
Convergys Corp.	—	5
Corning Inc.	2	53
Dell Technologies Inc. - Class V (a)	1	38
F5 Networks Inc. (a)	—	25
Facebook Inc. - Class A (a)	6	1,051
FleetCor Technologies Inc. (a)	—	43
Flextronics International Ltd. (a)	1	17
Fortinet Inc. (a)	—	20
	Shares/Par[1]	Value ($)
Hewlett Packard Enterprise Co.	4	51
HP Inc.	4	83
Intel Corp.	11	525
International Business Machines Corp.	2	291
Intuit Inc.	1	113
Itron Inc. (a)	—	4
Lam Research Corp.	—	63
Microchip Technology Inc.	1	48
Microsoft Corp.	17	1,628
Motorola Solutions Inc.	—	42
Nvidia Corp.	1	308
Oracle Corp.	7	309
Plantronics Inc.	—	6
Salesforce.com Inc. (a)	2	212
Skyworks Solutions Inc.	1	40
Super Micro Computer Inc. (a)	—	2
Symantec Corp.	2	30
TE Connectivity Ltd.	1	71
Teradata Corp. (a)	—	11
Texas Instruments Inc.	2	245
Trimble Inc. (a)	1	18
VMware Inc. - Class A (a)	—	24
Western Union Co.	1	20
Workday Inc. - Class A (a)	—	37
Xerox Corp.	1	12
		8,648
Materials 2.7%
Air Products & Chemicals Inc.	1	77
Albemarle Corp.	—	23
Avery Dennison Corp.	—	20
Axalta Coating Systems Ltd. (a)	1	15
Ball Corp.	1	27
Compass Minerals International Inc. (b)	—	5
Domtar Corp.	—	7
Ecolab Inc.	1	82
HB Fuller Co.	—	5
International Flavors & Fragrances Inc.	—	22
Minerals Technologies Inc.	—	6
Mosaic Co.	1	23
Newmont Mining Corp.	1	45
Nucor Corp.	1	45
PPG Industries Inc.	1	59
Praxair Inc.	1	102
Schnitzer Steel Industries Inc. - Class A	—	2
Sealed Air Corp.	—	16
Sherwin-Williams Co.	—	79
Sonoco Products Co.	—	12
WestRock Co.	1	32
		704
Real Estate 3.9%
American Tower Corp.	1	144
AvalonBay Communities Inc.	—	53
Boston Properties Inc.	—	43
CBRE Group Inc. - Class A (a)	1	35
Corporate Office Properties Trust	—	6
Digital Realty Trust Inc.	1	51
Duke Realty Corp.	1	23
Equinix Inc.	—	77
Equity Residential Properties Inc.	1	52
Federal Realty Investment Trust	—	21
Forest City Realty Trust Inc. - Class A	1	12
HCP Inc.	1	27
Host Hotels & Resorts Inc.	2	35
Iron Mountain Inc.	1	21
Jones Lang LaSalle Inc.	—	17
Liberty Property Trust	—	15
Macerich Co.	—	14
PotlatchDeltic Corp.	—	7
ProLogis Inc.	1	79
Realogy Holdings Corp. (b)	—	7
SBA Communications Corp. (a)	—	43
Simon Property Group Inc.	1	122
UDR Inc.	1	22
Vornado Realty Trust	—	29

See accompanying Notes to Financial Statements.

147

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Weyerhaeuser Co.	2	63
		1,018
Telecommunication Services 2.0%
CenturyLink Inc.	2	40
Cincinnati Bell Inc. (a)	—	2
Sprint Corp. (a) (b)	2	10
Verizon Communications Inc.	9	469
		521
Utilities 1.6%
AES Corp.	2	20
Alliant Energy Corp.	1	21
American Water Works Co. Inc.	—	34
Avista Corp.	—	7
CenterPoint Energy Inc.	1	26
CMS Energy Corp.	1	31
Consolidated Edison Inc.	1	54
Eversource Energy	1	41
MDU Resources Group Inc.	1	12
New Jersey Resources Corp.	—	9
NiSource Inc.	1	20
Northwest Natural Gas Co.	—	4
Ormat Technologies Inc.	—	5
Sempra Energy	1	64
WEC Energy Group Inc.	1	47
WGL Holdings Inc.	—	10
		405
Total Common Stocks (cost $24,428)		25,678
INVESTMENT COMPANIES 0.3%
iShares MSCI KLD 400 Social ETF	1	69
Total Investment Companies (cost $69)		69
SHORT TERM INVESTMENTS 1.9%
Investment Companies 1.2%
JNL Government Money Market Fund - Institutional Class, 1.79% (c) (d)	313	313
Securities Lending Collateral 0.6%
Securities Lending Cash Collateral Fund LLC, 1.99% (c) (d)	161	161
Treasury Securities 0.1%
U.S. Treasury Bill
1.94%, 09/06/18 (e) (f)	8	8
Total Short Term Investments (cost $482)		482
Total Investments 101.1% (cost $24,979)		26,229
Other Assets and Liabilities, Net (1.1)%		(280)
Total Net Assets 100.0%		25,949

(a)  Non-income producing security.

(b)  All or portion of the security was on loan.

(c)   Investment in affiliate.

(d)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

(e)   All or a portion of the security is pledged or segregated as collateral.

(f)  The coupon rate represents the yield to maturity.

JNL/Mellon Capital Bond Index Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 1.9%
American Express Credit Account Master Trust
Series 2017-A-1, 1.93%, 02/18/20	700	690
BMW Vehicle Owner Trust
Series 2018-A4-A, 2.51%, 10/25/21	1,000	987
Capital One Multi-Asset Execution Trust
Series 2016-A4-A4, 1.33%, 08/15/19	1,200	1,181
CFCRE Commercial Mortgage Trust
Series 2017-A4-C8, REMIC, 3.57%, 05/15/27	1,250	1,225
Chase Issuance Trust
Series 2015-A4-A4, 1.84%, 04/15/20	500	491
Citibank Credit Card Issuance Trust
Series 2014-A1-A1, 2.88%, 01/21/21	300	299
Citigroup Commercial Mortgage Trust
Series 2014-A4-GC23, REMIC, 3.62%, 07/10/24	500	501
Series 2015-A3-GC33, REMIC, 3.52%, 08/10/25	700	698
COMM Mortgage Trust
Series 2015-A2-DC1, REMIC, 2.87%, 01/10/20	490	489
	Shares/Par[1]	Value ($)
Series 2013-A4-CR11, REMIC, 4.26%, 09/10/23	650	675
Series 2014-A4-UBS3, REMIC, 3.82%, 05/10/24	500	507
Commercial Mortgage Trust
Series 2014-A3-UBS3, REMIC, 3.55%, 04/10/24	500	500
Series 2014-AM-UBS4, REMIC, 3.97%, 07/10/24	400	403
Series 2015-A4-DC1, REMIC, 3.08%, 12/10/24	500	487
Series 2015-A4-LC19, REMIC, 3.18%, 01/10/25	1,000	976
Delta Air Lines Pass-Through Trust
Series 2007-A-1, 6.82%, 08/10/22	233	254
Discover Card Execution Note Trust
Series 2017-A2-A2, 2.39%, 01/18/22	1,000	977
Ford Credit Auto Owner Trust
Series 2016-A4-A, 1.60%, 06/15/21	1,000	986
GS Mortgage Securities Trust
Series 2012-A3-GC6, REMIC, 3.48%, 11/10/21	747	754
Honda Auto Receivables Owner Trust
Series 2016-A3-4, 1.21%, 12/18/19	1,255	1,242
JPMBB Commercial Mortgage Securities Trust
Series 2014-A2-C19, REMIC, 3.05%, 04/15/19	147	147
Series 2013-A5-C15, REMIC, 4.13%, 09/15/23	500	516
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-A5-C10, REMIC, 3.14%, 02/15/23	1,000	990
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-A2-C11, REMIC, 3.09%, 08/15/18	216	216
Series 2012-A4-C6, REMIC, 2.86%, 09/15/22	250	246
Series 2014-A5-C17, REMIC, 3.74%, 07/15/24	500	505
Morgan Stanley Capital I Trust
Series 2017-A4-H1, REMIC, 3.26%, 03/15/27	500	482
SG Commercial Mortgage Securities Trust
Series 2016-A4-C5, REMIC, 3.06%, 06/10/26	1,000	949
UBS-Barclays Commercial Mortgage Trust
Series 2012-A4-C3, REMIC, 3.09%, 09/10/22	350	346
Series 2012-A5-C4, REMIC, 2.85%, 12/10/22	500	489
United Airlines Inc. Pass-Through Trust
Series 2013-A-1, 4.30%, 08/15/25	207	210
Series 2014-A-2, 3.75%, 09/03/26	171	169
US Airways Pass-Through Trust
Series 2013-A-1, 3.95%, 11/15/25	186	185
Wells Fargo Commercial Mortgage Trust
Series 2017-A2-RC1, REMIC, 3.12%, 02/15/22	500	497
Series 2018-A5-C44, REMIC, 4.21%, 05/15/51	1,000	1,031
Wells Fargo-RBS Commercial Mortgage Trust
Series 2012-A3-C9, REMIC, 2.87%, 10/17/22	358	351
Series 2014-A5-C21, REMIC, 3.68%, 07/15/24	500	504
Total Non-U.S. Government Agency Asset-Backed Securities (cost $22,667)		22,155
CORPORATE BONDS AND NOTES 24.9%
Consumer Discretionary 2.0%
21st Century Fox America Inc.
4.50%, 02/15/21	400	411
3.00%, 09/15/22	350	342
6.20%, 12/15/34	50	59
6.15%, 02/15/41	550	657
Amazon.com Inc.
2.60%, 12/05/19	300	300
2.50%, 11/29/22	200	194
3.15%, 08/22/27	1,140	1,091
3.88%, 08/22/37	170	166
4.25%, 08/22/57	320	315
AutoZone Inc.
3.25%, 04/15/25	350	334
3.75%, 06/01/27	200	192
Board of Trustees of the Leland Stanford Junior University
3.65%, 05/01/48	20	19
BorgWarner Inc.
4.38%, 03/15/45	200	190
California Institute of Technology
4.32%, 08/01/45	40	43
Carnival Corp.
3.95%, 10/15/20	200	203
CBS Corp.
4.00%, 01/15/26	500	485

See accompanying Notes to Financial Statements.

148

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
7.88%, 07/30/30	125	155
4.85%, 07/01/42	150	143
Charter Communications Operating LLC
3.58%, 07/23/20	500	500
4.91%, 07/23/25	640	645
6.48%, 10/23/45	210	221
5.75%, 04/01/48	100	97
Comcast Corp.
2.75%, 03/01/23	50	48
3.38%, 08/15/25	290	278
4.20%, 08/15/34	500	477
6.50%, 11/15/35	100	119
6.95%, 08/15/37	250	313
3.90%, 03/01/38	70	64
4.75%, 03/01/44	300	294
4.00%, 08/15/47 - 03/01/48	110	97
Discovery Communications LLC
5.63%, 08/15/19	62	64
2.80%, 06/15/20 (a)	250	247
3.50%, 06/15/22 (a)	250	247
3.95%, 03/20/28 (b)	105	100
5.00%, 09/20/37	150	145
6.35%, 06/01/40	100	109
5.20%, 09/20/47	75	73
Dollar General Corp.
3.25%, 04/15/23	250	245
Dollar Tree Inc.
4.20%, 05/15/28	90	87
Ford Motor Co.
4.35%, 12/08/26	200	195
7.45%, 07/16/31	300	352
4.75%, 01/15/43	300	259
5.29%, 12/08/46	200	185
General Motors Co.
5.00%, 04/01/35	440	418
5.15%, 04/01/38	70	66
5.40%, 04/01/48	190	180
Grupo Televisa SAB
6.63%, 03/18/25	100	112
Hasbro Inc.
6.35%, 03/15/40	300	332
Home Depot Inc.
2.00%, 04/01/21	310	302
3.00%, 04/01/26	500	478
5.88%, 12/16/36	600	728
3.50%, 09/15/56	200	170
Interpublic Group of Cos. Inc.
4.20%, 04/15/24	250	251
Johnson Controls International Plc
3.75%, 12/01/21	250	252
Kohl's Corp.
4.25%, 07/17/25 (b)	500	497
Lowe's Cos. Inc.
4.63%, 04/15/20	100	102
4.38%, 09/15/45	150	149
Macy's Retail Holdings Inc.
6.90%, 04/01/29	250	269
Marriott International Inc.
3.13%, 10/15/21 - 06/15/26	800	761
McDonald's Corp.
2.75%, 12/09/20	230	228
3.70%, 01/30/26	175	174
6.30%, 03/01/38	200	240
4.88%, 12/09/45	165	173
NBCUniversal Media LLC
5.15%, 04/30/20	200	207
4.38%, 04/01/21	500	513
6.40%, 04/30/40	250	297
Newell Rubbermaid Inc.
5.50%, 04/01/46 (c)	200	195
Nike Inc.
2.25%, 05/01/23	200	191
Nordstrom Inc.
4.00%, 10/15/21	225	227
	Shares/Par[1]	Value ($)
Royal Caribbean Cruises Ltd.
7.50%, 10/15/27	20	24
Starbucks Corp.
2.70%, 06/15/22	225	218
Target Corp.
3.63%, 04/15/46	300	266
3.90%, 11/15/47	300	278
Thomson Reuters Corp.
3.95%, 09/30/21	200	201
Time Warner Cable Inc.
7.30%, 07/01/38	300	341
6.75%, 06/15/39	300	320
Time Warner Inc.
3.40%, 06/15/22	500	492
2.95%, 07/15/26	500	448
4.85%, 07/15/45	90	82
TJX Cos. Inc.
2.75%, 06/15/21	200	198
Toyota Motor Credit Corp.
2.13%, 07/18/19	200	199
University of Notre Dame du Lac
3.44%, 02/15/45	250	238
University of Southern California
3.03%, 10/01/39	450	410
5.25%, 10/01/11	20	24
Viacom Inc.
5.63%, 09/15/19	500	513
3.88%, 04/01/24	156	151
4.38%, 03/15/43	300	250
Walt Disney Co.
2.75%, 08/16/21	300	296
7.00%, 03/01/32	50	65
4.38%, 08/16/41	250	250
		23,536
Consumer Staples 1.4%
Altria Group Inc.
2.85%, 08/09/22	500	489
4.50%, 05/02/43	200	192
Anheuser-Busch InBev Worldwide Inc.
4.38%, 02/15/21	200	206
2.50%, 07/15/22	300	289
4.44%, 10/06/48	662	636
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (b)	300	275
4.02%, 04/16/43	250	242
BAT Capital Corp.
2.76%, 08/15/22 (a)	310	297
4.39%, 08/15/37 (a)	150	141
4.54%, 08/15/47 (a)	150	140
Campbell Soup Co.
4.25%, 04/15/21	300	305
4.15%, 03/15/28	300	285
Church & Dwight Co. Inc.
3.15%, 08/01/27	200	185
3.95%, 08/01/47	200	180
Clorox Co.
3.80%, 11/15/21	250	254
Coca-Cola Co.
3.15%, 11/15/20	300	302
Coca-Cola Femsa SAB de CV
3.88%, 11/26/23	200	200
Constellation Brands Inc.
2.25%, 11/06/20	200	195
Costco Wholesale Corp.
3.00%, 05/18/27	80	76
CVS Caremark Corp.
4.13%, 05/15/21	400	407
Diageo Investment Corp.
8.00%, 09/15/22	100	117
General Mills Inc.
3.65%, 02/15/24	303	298
4.20%, 04/17/28	105	103
H.J. Heinz Finance Co.
6.75%, 03/15/32	500	591

See accompanying Notes to Financial Statements.

149

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JM Smucker Co.
3.50%, 03/15/25	300	287
3.38%, 12/15/27	250	232
Kellogg Co.
4.15%, 11/15/19	140	142
4.00%, 12/15/20	127	130
Kraft Foods Group Inc.
5.00%, 06/04/42 (b)	200	190
Kraft Heinz Foods Co.
2.80%, 07/02/20	210	208
5.20%, 07/15/45	80	77
4.38%, 06/01/46	205	177
Kroger Co.
6.15%, 01/15/20	200	209
7.50%, 04/01/31	150	185
Maple Escrow Subsidiary Inc.
4.06%, 05/25/23 (a)	205	206
Mead Johnson Nutrition Co.
4.60%, 06/01/44	200	207
Molson Coors Brewing Co.
3.00%, 07/15/26	500	454
Pepsi Bottling Group Inc.
7.00%, 03/01/29	575	733
PepsiCo Inc.
3.10%, 07/17/22	500	498
4.45%, 04/14/46	180	189
3.45%, 10/06/46	90	80
Philip Morris International Inc.
2.90%, 11/15/21	300	296
2.50%, 11/02/22	200	192
4.38%, 11/15/41	300	289
Procter & Gamble Co.
2.30%, 02/06/22	500	487
Reynolds American Inc.
4.85%, 09/15/23	150	156
5.70%, 08/15/35	100	108
5.85%, 08/15/45	210	230
Sysco Corp.
2.60%, 06/12/22	500	483
Tyson Foods Inc.
5.15%, 08/15/44	200	207
Unilever Capital Corp.
2.75%, 03/22/21 (b)	200	198
Walgreens Boots Alliance Inc.
3.80%, 11/18/24	200	196
4.50%, 11/18/34	200	189
Walmart Inc.
2.85%, 06/23/20	400	401
3.40%, 06/26/23	500	502
3.70%, 06/26/28	185	187
3.95%, 06/28/38	250	250
Wal-Mart Stores Inc.
1.75%, 10/09/19	300	297
2.65%, 12/15/24	300	287
3.63%, 12/15/47	300	280
		15,844
Energy 2.6%
Anadarko Petroleum Corp.
6.45%, 09/15/36	250	289
4.50%, 07/15/44	200	186
Andeavor Corp.
3.80%, 04/01/28	200	189
Apache Corp.
3.63%, 02/01/21	400	401
4.75%, 04/15/43	200	190
Baker Hughes a GE Co. LLC
2.77%, 12/15/22	500	485
3.34%, 12/15/27	400	372
Baker Hughes Inc.
3.20%, 08/15/21	75	75
Boardwalk Pipelines LP
3.38%, 02/01/23	200	193
BP Capital Markets Plc
2.32%, 02/13/20	250	247
	Shares/Par[1]	Value ($)
3.06%, 03/17/22	200	198
3.81%, 02/10/24	500	505
3.28%, 09/19/27	90	86
Burlington Resources Finance Co.
7.20%, 08/15/31	100	128
Canadian Natural Resources Ltd.
5.85%, 02/01/35	150	166
6.25%, 03/15/38	300	353
Cenovus Energy Inc.
5.40%, 06/15/47	500	490
Chevron Corp.
2.10%, 05/16/21	145	142
3.19%, 06/24/23	500	496
2.95%, 05/16/26	110	106
Columbia Pipeline Group Inc.
5.80%, 06/01/45	100	111
Concho Resources Inc.
4.30%, 08/15/28	250	250
4.88%, 10/01/47	45	46
Conoco Funding Co.
7.25%, 10/15/31	75	96
ConocoPhillips Holding Co.
6.95%, 04/15/29	200	246
Continental Resources Inc.
4.50%, 04/15/23	300	305
Devon Energy Corp.
4.00%, 07/15/21	750	760
5.85%, 12/15/25	57	63
Ecopetrol SA
4.13%, 01/16/25	250	241
Enable Midstream Partners LP
3.90%, 05/15/24	200	191
4.95%, 05/15/28	300	292
Enbridge Energy Partners LP
7.50%, 04/15/38	200	247
Energy Transfer Partners LP
4.75%, 01/15/26 (b)	350	348
4.95%, 06/15/28	250	249
7.50%, 07/01/38	200	230
6.50%, 02/01/42	150	156
6.00%, 06/15/48	50	50
Enterprise Products Operating LLC
5.25%, 01/31/20	300	309
3.70%, 02/15/26	350	342
6.88%, 03/01/33	25	30
6.45%, 09/01/40	100	120
4.45%, 02/15/43	150	142
4.25%, 02/15/48	75	70
4.95%, 10/15/54	300	293
EOG Resources Inc.
2.63%, 03/15/23	200	192
3.15%, 04/01/25	200	192
Exxon Mobil Corp.
2.22%, 03/01/21	410	400
3.04%, 03/01/26	315	307
4.11%, 03/01/46	205	208
Halliburton Co.
3.80%, 11/15/25	150	149
7.45%, 09/15/39	250	329
5.00%, 11/15/45	120	128
Hess Corp.
7.30%, 08/15/31	23	27
5.60%, 02/15/41	400	404
HollyFrontier Corp.
5.88%, 04/01/26	240	259
Kerr-McGee Corp.
6.95%, 07/01/24	230	261
Kinder Morgan Energy Partners LP
3.50%, 09/01/23	300	291
5.00%, 03/01/43	300	278
5.40%, 09/01/44	250	243
Kinder Morgan Inc.
5.30%, 12/01/34	350	344
Magellan Midstream Partners LP
4.25%, 02/01/21	300	306

See accompanying Notes to Financial Statements.

150

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Marathon Petroleum Corp.
3.63%, 09/15/24	200	195
6.50%, 03/01/41	300	350
MPLX LP
4.88%, 12/01/24 - 06/01/25	550	566
4.50%, 04/15/38	105	97
5.20%, 03/01/47	60	59
4.90%, 04/15/58	110	98
National Oilwell Varco Inc.
2.60%, 12/01/22	750	712
Nexen Energy ULC
5.88%, 03/10/35	50	58
Noble Energy Inc.
3.90%, 11/15/24	750	737
3.85%, 01/15/28	300	287
Occidental Petroleum Corp.
3.40%, 04/15/26	500	488
4.63%, 06/15/45	100	104
4.10%, 02/15/47	150	147
ONEOK Inc.
7.50%, 09/01/23	200	229
4.00%, 07/13/27	200	193
4.55%, 07/15/28	50	50
ONEOK Partners LP
3.38%, 10/01/22	250	246
6.65%, 10/01/36 (b)	150	174
Pemex Project Funding Master Trust
6.63%, 06/15/35	150	145
Petroleos Mexicanos
6.00%, 03/05/20	500	516
5.50%, 01/21/21 - 06/27/44	1,200	1,141
6.88%, 08/04/26	300	315
6.50%, 03/13/27	330	338
5.35%, 02/12/28 (a)	195	184
5.63%, 01/23/46	350	299
6.75%, 09/21/47	270	254
Phillips 66
4.30%, 04/01/22	500	515
4.65%, 11/15/34	250	252
Phillips 66 Partners LP
2.65%, 02/15/20	200	198
4.90%, 10/01/46	150	144
Pioneer Natural Resources Co.
3.95%, 07/15/22	200	202
Plains All American Pipeline LP
4.30%, 01/31/43	200	166
Sabine Pass Liquefaction LLC
5.75%, 05/15/24	300	320
5.00%, 03/15/27	100	102
4.20%, 03/15/28	300	289
Shell International Finance BV
4.38%, 03/25/20	300	308
1.88%, 05/10/21	275	267
3.25%, 05/11/25	230	225
6.38%, 12/15/38	200	258
4.00%, 05/10/46	155	150
3.75%, 09/12/46	200	186
Statoil ASA
3.15%, 01/23/22	200	200
3.70%, 03/01/24	200	201
3.95%, 05/15/43	300	286
Suncor Energy Inc.
6.50%, 06/15/38	300	370
4.00%, 11/15/47	40	37
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23	300	291
5.40%, 10/01/47	90	83
Total Capital Canada Ltd.
2.75%, 07/15/23	300	290
TransCanada PipeLines Ltd.
3.80%, 10/01/20	400	405
6.20%, 10/15/37	100	114
5.00%, 10/16/43	150	153
4.88%, 01/15/26 - 05/15/48	410	427
	Shares/Par[1]	Value ($)
Valero Energy Corp.
3.65%, 03/15/25	250	244
Valero Energy Partners LP
4.38%, 12/15/26	200	197
Williams Partners LP
5.25%, 03/15/20	300	309
4.00%, 09/15/25 (b)	350	342
6.30%, 04/15/40	200	224
		30,539
Financials 8.1%
ACE INA Holdings Inc.
2.70%, 03/13/23	500	483
4.35%, 11/03/45	500	511
AerCap Ireland Capital Ltd.
3.95%, 02/01/22	750	745
3.30%, 01/23/23	300	289
3.88%, 01/23/28 (b)	300	276
Aflac Inc.
3.63%, 06/15/23	200	201
Agricultural Bank of China Ltd.
2.75%, 05/21/20	350	345
Allstate Corp.
3.15%, 06/15/23	400	395
American Express Co.
2.65%, 12/02/22	500	480
3.00%, 10/30/24	400	382
American Express Credit Corp.
2.25%, 08/15/19	300	298
3.30%, 05/03/27	300	289
American International Group Inc.
4.88%, 06/01/22	200	209
4.13%, 02/15/24	150	151
3.90%, 04/01/26	350	339
4.20%, 04/01/28	380	371
4.50%, 07/16/44	150	140
4.80%, 07/10/45	290	282
4.75%, 04/01/48	60	58
4.38%, 01/15/55 (b)	650	565
American Water Capital Corp.
3.75%, 09/01/47	100	92
Anheuser-Busch InBev Finance Inc.
2.65%, 02/01/21	450	444
3.65%, 02/01/26	975	953
4.70%, 02/01/36	482	486
4.90%, 02/01/46	590	606
Arch Capital Group U.S. Inc.
5.14%, 11/01/43	150	160
Ares Capital Corp.
4.25%, 03/01/25	300	289
Assurant Inc.
6.75%, 02/15/34	38	44
Australia & New Zealand Banking Group Ltd.
2.13%, 08/19/20	250	244
AXA Equitable Holdings Inc.
4.35%, 04/20/28 (a)	85	81
5.00%, 04/20/48 (a)	100	92
AXA SA
8.60%, 12/15/30	100	128
Banco Santander SA
3.13%, 02/23/23	400	379
3.80%, 02/23/28	400	365
Bank of America Corp.
2.25%, 04/21/20	120	118
2.63%, 04/19/21	380	373
5.00%, 05/13/21	400	418
2.37%, 07/21/21 (d)	750	735
2.74%, 01/23/22	100	98
2.82%, 07/21/23 (d)	800	773
3.00%, 12/20/23	3,300	3,199
4.20%, 08/26/24	750	753
4.00%, 04/01/24 - 01/22/25	450	450
4.25%, 10/22/26	750	741
3.59%, 07/21/28	750	716
3.97%, 03/05/29	150	148

See accompanying Notes to Financial Statements.

151

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
6.11%, 01/29/37	500	573
4.24%, 04/24/38	120	116
4.44%, 01/20/48 (d)	120	118
3.95%, 01/23/49	75	68
Bank of Montreal
1.90%, 08/27/21	300	287
3.80%, 12/15/32	300	278
Bank One Corp.
8.00%, 04/29/27	200	251
Barclays Plc
3.25%, 01/12/21	285	281
3.65%, 03/16/25	400	375
5.25%, 08/17/45	250	243
Berkshire Hathaway Finance Corp.
4.25%, 01/15/21	300	310
4.30%, 05/15/43	200	201
Berkshire Hathaway Inc.
3.13%, 03/15/26	220	212
BlackRock Inc.
3.38%, 06/01/22	200	201
BNP Paribas SA
2.38%, 05/21/20	350	345
5.00%, 01/15/21	400	415
4.25%, 10/15/24	250	246
BPCE SA
4.00%, 04/15/24	200	200
Branch Banking & Trust Co.
2.25%, 06/01/20	300	295
3.63%, 09/16/25	500	492
Brookfield Asset Management Inc.
4.00%, 01/15/25	250	245
Brookfield Finance Inc.
3.90%, 01/25/28	150	142
Capital One Financial Corp.
3.50%, 06/15/23	550	537
Cincinnati Financial Corp.
6.13%, 11/01/34	100	119
Citibank NA
2.13%, 10/20/20	500	487
Citigroup Inc.
2.40%, 02/18/20	850	839
2.90%, 12/08/21	250	245
4.50%, 01/14/22	750	772
2.75%, 04/25/22	500	484
4.05%, 07/30/22	400	402
5.50%, 09/13/25	300	318
3.20%, 10/21/26	780	725
3.89%, 01/10/28 (d)	160	155
3.67%, 07/24/28 (d)	450	428
4.13%, 07/25/28	250	239
4.08%, 04/23/29	115	113
3.88%, 01/24/39	100	91
5.88%, 01/30/42	489	566
4.28%, 04/24/48	60	57
Citizens Bank NA
2.45%, 12/04/19	500	495
2.20%, 05/26/20	250	245
CME Group Inc.
3.00%, 03/15/25	200	193
CNA Financial Corp.
5.75%, 08/15/21	200	212
CNOOC Finance 2013 Ltd.
3.00%, 05/09/23	400	385
4.25%, 05/09/43	300	286
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.50%, 01/11/21	500	514
4.38%, 08/04/25	500	490
5.25%, 08/04/45	250	261
Cooperatieve Rabobank U.A.
1.38%, 08/09/19	500	492
Credit Suisse AG
3.00%, 10/29/21	500	493
3.63%, 09/09/24	250	246
	Shares/Par[1]	Value ($)
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	1,000	990
4.88%, 05/15/45	250	248
Deutsche Bank AG
4.25%, 10/14/21	220	217
Diamond 1 Finance Corp.
4.42%, 06/15/21 (a) (b)	530	537
6.02%, 06/15/26 (a)	425	447
8.10%, 07/15/36 (a)	145	169
8.35%, 07/15/46 (a)	120	145
Discover Bank
7.00%, 04/15/20	300	316
4.25%, 03/13/26	200	196
Fifth Third Bancorp
8.25%, 03/01/38	300	408
Fifth Third Bank
2.25%, 06/14/21	500	487
Ford Motor Credit Co. LLC
4.39%, 01/08/26	500	490
FS Investment Corp.
4.00%, 07/15/19	250	250
GE Capital International Funding Co.
2.34%, 11/15/20	500	489
3.37%, 11/15/25	500	480
4.42%, 11/15/35	350	338
General Electric Capital Corp.
5.50%, 01/08/20	700	726
2.20%, 01/09/20	250	247
4.38%, 09/16/20	550	564
3.45%, 05/15/24	350	343
6.88%, 01/10/39	300	379
General Motors Financial Co. Inc.
3.20%, 07/06/21	500	493
4.38%, 09/25/21	380	387
4.15%, 06/19/23	500	500
4.00%, 01/15/25	200	194
Goldman Sachs Group Inc.
2.55%, 10/23/19	750	746
5.38%, 03/15/20 (b)	400	414
2.60%, 04/23/20	250	247
2.75%, 09/15/20	75	74
5.25%, 07/27/21	500	525
3.63%, 01/22/23	400	397
3.75%, 05/22/25	1,000	976
4.25%, 10/21/25	500	492
3.85%, 01/26/27	110	106
3.81%, 04/23/29	150	143
6.75%, 10/01/37	350	415
4.41%, 04/23/39	90	86
6.25%, 02/01/41	500	587
4.75%, 10/21/45	230	227
Hartford Financial Services Group Inc.
6.10%, 10/01/41	75	89
HSBC Holdings Plc
3.40%, 03/08/21	400	399
5.10%, 04/05/21	250	261
2.95%, 05/25/21	295	291
3.26%, 03/13/23 (d)	400	392
4.25%, 03/14/24	150	149
7.63%, 05/17/32	650	826
6.10%, 01/14/42	300	363
Intercontinental Exchange Group Inc.
4.00%, 10/15/23	300	306
International Finance Corp.
2.00%, 10/24/22	500	482
Jefferies Group LLC
6.88%, 04/15/21	500	540
4.15%, 01/23/30	150	132
John Deere Capital Corp.
2.05%, 03/10/20	200	197
2.88%, 03/12/21	200	199
3.45%, 06/07/23	100	100
JPMorgan Chase & Co.
2.25%, 01/23/20	500	494
4.40%, 07/22/20	600	614

See accompanying Notes to Financial Statements.

152

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
2.55%, 03/01/21	500	490
2.40%, 06/07/21	500	487
2.30%, 08/15/21	500	483
3.20%, 01/25/23	500	491
2.78%, 04/25/23	600	581
3.38%, 05/01/23	750	732
3.63%, 05/13/24	250	248
3.13%, 01/23/25	305	292
3.54%, 05/01/28	300	287
4.01%, 04/23/29	150	148
5.60%, 07/15/41	500	563
3.96%, 11/15/48	200	181
JPMorgan Chase Bank NA
1.65%, 09/23/19	300	296
3.51%, 01/23/29	200	189
3.90%, 01/23/49	105	95
Lincoln National Corp.
4.00%, 09/01/23	500	504
Lloyds Bank Plc
6.38%, 01/21/21	200	214
Lloyds Banking Group Plc
4.65%, 03/24/26	500	491
Manufacturers & Traders Trust Co.
2.10%, 02/06/20	350	344
2.63%, 01/25/21	250	246
Marsh & McLennan Cos. Inc.
2.35%, 09/10/19	250	248
MetLife Inc.
3.60%, 04/10/24	250	248
5.70%, 06/15/35	100	114
6.40%, 12/15/36	100	106
5.88%, 02/06/41	300	351
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21	500	480
Mizuho Financial Group Inc.
3.55%, 03/05/23	300	298
4.02%, 03/05/28	500	501
Moody's Corp.
2.75%, 07/15/19	350	349
Morgan Stanley
5.50%, 01/26/20	750	776
2.80%, 06/16/20	200	198
5.75%, 01/25/21	400	423
3.13%, 01/23/23	150	146
3.75%, 02/25/23	300	300
3.70%, 10/23/24	100	99
4.00%, 07/23/25	750	747
6.25%, 08/09/26	200	226
4.35%, 09/08/26	650	642
3.63%, 01/20/27	600	577
6.38%, 07/24/42	300	368
4.38%, 01/22/47	200	191
National Rural Utilities Cooperative Finance Corp.
2.00%, 01/27/20	250	246
Nomura Holdings Inc
6.70%, 03/04/20	400	421
Northern Trust Corp.
3.95%, 10/30/25	250	254
ORIX Corp.
3.70%, 07/18/27	200	194
PartnerRe Finance B LLC
5.50%, 06/01/20	90	93
PNC Bank NA
2.00%, 05/19/20	250	245
4.20%, 11/01/25	300	305
PNC Financial Services Group Inc.
2.60%, 07/21/20	650	642
3.15%, 05/19/27	400	380
Progressive Corp.
4.35%, 04/25/44	200	201
4.13%, 04/15/47	50	49
Prudential Financial Inc.
3.50%, 05/15/24	500	496
5.20%, 03/15/44 (d)	250	248
4.60%, 05/15/44	150	151
	Shares/Par[1]	Value ($)
3.91%, 12/07/47	313	282
Royal Bank of Scotland Group Plc
3.50%, 05/15/23 (d)	200	194
3.88%, 09/12/23	300	291
S&P Global Inc.
4.40%, 02/15/26	90	92
6.55%, 11/15/37	250	317
Santander Holdings USA Inc.
4.50%, 07/17/25	500	490
Shell International Finance BV
4.13%, 05/11/35	435	441
4.38%, 05/11/45	260	266
Shire Acquisitions Investments Ireland Ltd.
2.40%, 09/23/21	250	239
3.20%, 09/23/26	500	458
Southern Co. Gas Capital Corp.
4.40%, 05/30/47	200	197
State Street Corp.
2.55%, 08/18/20	500	495
3.10%, 05/15/23	500	492
Sumitomo Mitsui Banking Corp.
3.40%, 07/11/24	500	489
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21	250	240
3.10%, 01/17/23	100	98
3.45%, 01/11/27	150	145
3.54%, 01/17/28 (b)	200	195
Synchrony Financial
4.25%, 08/15/24	250	245
TD Ameritrade Holding Corp.
2.95%, 04/01/22	200	196
Toronto-Dominion Bank
1.90%, 10/24/19	400	395
2.25%, 11/05/19	300	298
2.50%, 12/14/20	350	344
2.55%, 01/25/21	200	197
Toyota Motor Credit Corp.
4.25%, 01/11/21	400	411
Travelers Cos. Inc.
4.00%, 05/30/47	100	96
Travelers Property Casualty Corp.
6.38%, 03/15/33	200	247
U.S. Bancorp
4.13%, 05/24/21	400	410
2.95%, 07/15/22	400	391
UBS AG
2.35%, 03/26/20	500	494
US Bancorp
3.15%, 04/27/27	500	479
US Bank NA
2.05%, 10/23/20	400	391
2.80%, 01/27/25	500	475
Wells Fargo & Co.
2.55%, 12/07/20	500	492
4.60%, 04/01/21	500	516
3.50%, 03/08/22	500	498
3.07%, 01/24/23	220	214
3.00%, 02/19/25 - 04/22/26	640	597
4.10%, 06/03/26	200	196
3.00%, 10/23/26	500	461
3.58%, 05/22/28 (d)	250	240
5.38%, 02/07/35	250	277
5.61%, 01/15/44	750	806
4.90%, 11/17/45	250	247
4.75%, 12/07/46	200	193
Wells Fargo Bank NA
2.60%, 01/15/21	250	246
Westpac Banking Corp.
1.60%, 08/19/19	350	345
4.88%, 11/19/19	400	410
2.00%, 08/19/21	350	335
2.75%, 01/11/23	200	191
2.85%, 05/13/26	90	83
2.70%, 08/19/26	250	228
3.40%, 01/25/28	200	191

See accompanying Notes to Financial Statements.

153

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Weyerhaeuser Co.
7.38%, 03/15/32	200	254
XLIT Ltd.
6.38%, 11/15/24	200	225
		94,196
Health Care 2.8%
Abbott Laboratories
2.90%, 11/30/21	300	295
2.95%, 03/15/25	250	236
6.00%, 04/01/39	270	318
4.75%, 04/15/43	200	208
4.90%, 11/30/46	200	215
AbbVie Inc.
2.90%, 11/06/22	400	388
3.60%, 05/14/25	140	135
3.20%, 05/14/26	200	187
4.50%, 05/14/35	180	176
4.30%, 05/14/36 (b)	115	110
4.70%, 05/14/45	260	258
4.45%, 05/14/46	140	134
Aetna Inc.
3.50%, 11/15/24	200	194
6.63%, 06/15/36	150	185
4.13%, 11/15/42	200	185
Agilent Technologies Inc.
5.00%, 07/15/20	200	207
Amgen Inc.
2.65%, 05/11/22	200	194
3.63%, 05/22/24	250	249
2.60%, 08/19/26	1,030	929
4.66%, 06/15/51	808	799
Anthem Inc.
3.50%, 08/15/24	500	487
4.38%, 12/01/47	80	74
AstraZeneca Plc
2.38%, 11/16/20	145	142
3.38%, 11/16/25	115	111
6.45%, 09/15/37	250	308
4.38%, 11/16/45 (b)	85	84
Baxalta Inc.
4.00%, 06/23/25	250	245
5.25%, 06/23/45	60	62
Becton Dickinson & Co.
3.25%, 11/12/20	350	348
3.73%, 12/15/24	193	188
Biogen Inc.
2.90%, 09/15/20	660	657
4.05%, 09/15/25	140	141
Boston Scientific Corp.
2.85%, 05/15/20	350	347
3.85%, 05/15/25	200	197
Bristol-Myers Squibb Co.
2.00%, 08/01/22	300	286
3.25%, 08/01/42	300	265
Cardinal Health Inc.
2.62%, 06/15/22	200	192
3.75%, 09/15/25	100	96
3.41%, 06/15/27 (b)	200	184
Celgene Corp.
3.95%, 10/15/20	300	304
3.25%, 02/20/23	60	59
3.88%, 08/15/25	220	214
3.90%, 02/20/28	200	190
4.63%, 05/15/44	250	232
4.35%, 11/15/47	70	62
4.55%, 02/20/48	90	82
Cigna Corp.
4.00%, 02/15/22	500	507
3.88%, 10/15/47	60	51
CVS Health Corp.
3.13%, 03/09/20	400	400
2.80%, 07/20/20	280	278
3.35%, 03/09/21	400	399
3.50%, 07/20/22	500	496
	Shares/Par[1]	Value ($)
3.70%, 03/09/23	400	396
4.10%, 03/25/25	400	397
2.88%, 06/01/26	500	455
4.30%, 03/25/28	620	610
4.78%, 03/25/38	290	286
5.13%, 07/20/45	200	204
5.05%, 03/25/48	470	476
Eli Lilly & Co.
5.55%, 03/15/37	100	120
Express Scripts Holding Co.
3.50%, 06/15/24	300	288
Gilead Sciences Inc.
2.55%, 09/01/20	240	237
4.40%, 12/01/21	200	207
1.95%, 03/01/22 (b)	200	191
3.65%, 03/01/26	750	740
2.95%, 03/01/27 (b)	150	140
4.80%, 04/01/44	400	416
4.15%, 03/01/47	150	143
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	500	487
3.38%, 05/15/23	135	135
3.88%, 05/15/28	120	121
Howard Hughes Medical Institute
3.50%, 09/01/23	250	253
Humana Inc.
4.95%, 10/01/44	200	207
Johnson & Johnson
1.65%, 03/01/21	350	340
2.45%, 03/01/26	350	328
3.63%, 03/03/37	100	98
5.95%, 08/15/37	250	319
4.50%, 12/05/43	100	108
3.50%, 01/15/48	50	46
Laboratory Corp. of America Holdings
3.20%, 02/01/22	500	494
McKesson Corp.
2.85%, 03/15/23	500	479
4.88%, 03/15/44 (b)	60	60
Medtronic Inc.
3.50%, 03/15/25	210	208
4.38%, 03/15/35	468	483
4.63%, 03/15/45	350	371
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	150	152
4.20%, 07/01/55	250	257
Merck & Co. Inc.
2.35%, 02/10/22	250	244
2.40%, 09/15/22	400	388
3.60%, 09/15/42	200	188
3.70%, 02/10/45	250	237
Mylan Inc.
4.20%, 11/29/23	400	399
Mylan NV
5.25%, 06/15/46	85	83
New York and Presbyterian Hospital
4.06%, 08/01/56	300	295
Northwell Healthcare Inc.
3.98%, 11/01/46	500	459
Novartis Capital Corp.
4.40%, 05/06/44	200	213
Pfizer Inc.
5.20%, 08/12/20	90	94
1.95%, 06/03/21	185	180
2.75%, 06/03/26	175	165
4.40%, 05/15/44	250	260
Pharmacia Corp.
6.60%, 12/01/28 (e)	50	62
Providence Health and Services
3.74%, 10/01/47	500	464
Quest Diagnostics Inc.
4.70%, 04/01/21	200	206
3.50%, 03/30/25	300	289
Stryker Corp.
3.50%, 03/15/26	250	243

See accompanying Notes to Financial Statements.

154

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
4.10%, 04/01/43	200	187
Thermo Fisher Scientific Inc.
2.95%, 09/19/26	250	231
5.30%, 02/01/44	200	221
Trinity Health Corp.
4.13%, 12/01/45	250	246
UnitedHealth Group Inc.
4.70%, 02/15/21	400	415
2.88%, 03/15/22	500	492
5.80%, 03/15/36	150	178
4.75%, 07/15/45	110	118
4.20%, 01/15/47	150	148
3.75%, 07/15/25 - 10/15/47	200	195
4.25%, 06/15/48	80	80
Watson Pharmaceuticals Inc.
3.25%, 10/01/22	500	485
4.63%, 10/01/42	500	462
WellPoint Inc.
3.30%, 01/15/23	300	292
4.65%, 01/15/43	200	194
Wyeth LLC
5.95%, 04/01/37	250	304
Zimmer Biomet Holdings Inc.
3.55%, 04/01/25	200	191
Zimmer Holdings Inc.
3.15%, 04/01/22	200	196
Zoetis Inc.
3.45%, 11/13/20	500	501
		33,147
Industrials 1.5%
3M Co.
2.00%, 06/26/22	250	240
Air Lease Corp.
2.50%, 03/01/21	300	292
3.25%, 03/01/25	300	278
Allegion US Holding Co. Inc.
3.55%, 10/01/27	300	277
Boeing Co.
4.88%, 02/15/20	500	516
5.88%, 02/15/40	25	32
Burlington Northern Santa Fe LLC
3.05%, 09/01/22	500	495
6.15%, 05/01/37	100	123
5.75%, 05/01/40	400	475
Canadian Pacific Railway Co.
6.13%, 09/15/15	90	108
Caterpillar Inc.
3.90%, 05/27/21	300	307
3.40%, 05/15/24	500	499
4.30%, 05/15/44 (b)	300	311
CSX Corp.
3.70%, 11/01/23	200	200
3.80%, 03/01/28	300	293
5.50%, 04/15/41	205	227
4.30%, 03/01/48	50	48
3.95%, 05/01/50	300	265
Deere & Co.
2.60%, 06/08/22	400	390
3.90%, 06/09/42	200	196
Dover Corp.
5.38%, 03/01/41	150	169
Eaton Corp.
4.15%, 11/02/42	100	97
Emerson Electric Co.
2.63%, 12/01/21 - 02/15/23	710	690
FedEx Corp.
3.20%, 02/01/25	350	338
3.25%, 04/01/26 (b)	300	286
3.88%, 08/01/42	200	177
4.55%, 04/01/46	300	290
General Electric Co.
2.70%, 10/09/22	250	241
Honeywell International Inc.
3.81%, 11/21/47	300	293
	Shares/Par[1]	Value ($)
Kennametal Inc.
4.63%, 06/15/28	100	99
L-3 Communications Corp.
4.95%, 02/15/21	500	512
Latam Airlines Pass-Through Trust
4.20%, 11/15/27	304	290
Lockheed Martin Corp.
2.50%, 11/23/20	225	222
3.55%, 01/15/26	200	197
4.50%, 05/15/36	105	109
4.07%, 12/15/42	243	233
4.09%, 09/15/52	107	101
Massachusetts Institute of Technology
4.68%, 07/01/14	250	274
Norfolk Southern Corp.
2.90%, 02/15/23	79	77
3.85%, 01/15/24	200	202
4.84%, 10/01/41	224	234
Northrop Grumman Corp.
5.05%, 08/01/19	210	215
3.25%, 01/15/28	150	141
4.75%, 06/01/43	155	161
3.85%, 04/15/45	250	227
4.03%, 10/15/47 (b)	130	122
Precision Castparts Corp.
2.50%, 01/15/23	300	289
Raytheon Co.
3.13%, 10/15/20	500	502
Republic Services Inc.
3.55%, 06/01/22	490	491
Rockwell Collins Inc.
2.80%, 03/15/22	200	195
4.80%, 12/15/43	25	25
Ryder System Inc.
2.50%, 05/11/20	350	345
Snap-on Inc.
3.25%, 03/01/27	500	482
Stanley Black & Decker Inc.
3.40%, 12/01/21	150	150
Union Pacific Corp.
2.25%, 06/19/20	100	99
3.95%, 09/10/28	100	100
4.82%, 02/01/44	332	349
4.80%, 09/10/58	105	108
United Parcel Service Inc.
6.20%, 01/15/38	350	436
3.75%, 11/15/47	70	64
United Technologies Corp.
2.30%, 05/04/22	200	192
3.13%, 05/04/27 (b)	400	372
6.70%, 08/01/28	50	59
5.70%, 04/15/40	500	564
4.50%, 06/01/42	300	295
4.05%, 05/04/47	200	183
Waste Management Inc.
2.90%, 09/15/22	200	196
WW Grainger Inc.
4.60%, 06/15/45	200	206
Xylem Inc.
4.88%, 10/01/21	10	10
		17,281
Information Technology 2.2%
Alibaba Group Holding Ltd.
3.13%, 11/28/21	210	208
4.50%, 11/28/34	300	301
4.00%, 12/06/37	495	459
Alphabet Inc.
2.00%, 08/15/26	300	269
Analog Devices Inc.
2.95%, 01/12/21	300	297
Apple Inc.
2.85%, 05/06/21	300	299
2.50%, 02/09/22	200	196
2.30%, 05/11/22	160	155

See accompanying Notes to Financial Statements.

155

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
2.40%, 05/03/23	650	625
3.45%, 05/06/24	400	400
2.45%, 08/04/26	320	294
3.35%, 02/09/27	400	390
3.20%, 05/11/27	150	145
3.00%, 11/13/27	120	114
4.65%, 02/23/46	695	748
4.25%, 02/09/47	60	61
3.75%, 09/12/47 - 11/13/47	560	524
Applied Materials Inc.
3.90%, 10/01/25	350	356
Autodesk Inc.
4.38%, 06/15/25	500	502
Broadcom Corp.
2.65%, 01/15/23	300	283
3.13%, 01/15/25	300	278
3.88%, 01/15/27	330	312
3.50%, 01/15/28	300	273
CA Inc.
3.60%, 08/15/22	500	498
Cisco Systems Inc.
4.45%, 01/15/20	300	308
2.90%, 03/04/21	500	499
1.85%, 09/20/21 (b)	400	385
3.00%, 06/15/22	100	100
3.50%, 06/15/25	100	100
2.50%, 09/20/26	400	370
Corning Inc.
5.75%, 08/15/40	95	106
4.38%, 11/15/57	40	35
DXC Technology Co.
4.75%, 04/15/27	30	30
Fidelity National Information Services Inc.
3.50%, 04/15/23	106	105
5.00%, 10/15/25	20	21
Harris Corp.
3.83%, 04/28/25	250	245
5.05%, 04/27/45	250	259
Hewlett Packard Enterprise Co.
3.60%, 10/15/20	270	271
4.90%, 10/15/25	180	184
6.35%, 10/15/45	90	89
Hewlett-Packard Co.
4.30%, 06/01/21	200	205
4.05%, 09/15/22	300	304
Intel Corp.
2.70%, 12/15/22	200	196
2.88%, 05/11/24	100	97
3.70%, 07/29/25	500	504
3.15%, 05/11/27	150	145
4.25%, 12/15/42	200	204
4.10%, 05/11/47	150	149
3.73%, 12/08/47	120	113
International Business Machines Corp.
1.63%, 05/15/20	300	293
2.25%, 02/19/21	245	240
7.00%, 10/30/25	200	240
3.45%, 02/19/26	135	133
5.88%, 11/29/32 (b)	400	483
4.00%, 06/20/42	200	195
Jabil Circuit Inc.
4.70%, 09/15/22	300	309
Juniper Networks Inc.
4.35%, 06/15/25	200	200
Keysight Technologies Inc.
4.55%, 10/30/24	300	304
Microsoft Corp.
3.00%, 10/01/20	600	603
2.40%, 02/06/22	240	235
2.38%, 02/12/22	400	391
3.13%, 11/03/25	680	668
3.30%, 02/06/27	450	443
4.20%, 11/03/35	210	220
3.45%, 08/08/36	145	139
4.10%, 02/06/37	160	167
	Shares/Par[1]	Value ($)
5.30%, 02/08/41	200	238
4.45%, 11/03/45	177	191
4.75%, 11/03/55	60	68
3.95%, 08/08/56	635	622
4.50%, 02/06/57	240	260
Motorola Solutions Inc.
3.50%, 09/01/21	300	297
Oracle Corp.
2.25%, 10/08/19	300	298
3.88%, 07/15/20	300	306
2.50%, 05/15/22	500	487
2.63%, 02/15/23	200	194
3.63%, 07/15/23	400	404
2.65%, 07/15/26	500	461
3.25%, 11/15/27	210	201
3.90%, 05/15/35 (b)	350	339
3.80%, 11/15/37	200	189
4.50%, 07/08/44	200	203
4.13%, 05/15/45	200	192
4.38%, 05/15/55	160	156
QUALCOMM Inc.
2.25%, 05/20/20	200	197
3.45%, 05/20/25	150	144
4.65%, 05/20/35	60	60
4.80%, 05/20/45	90	90
Seagate HDD Cayman
5.75%, 12/01/34 (b)	250	224
Texas Instruments Inc.
1.65%, 08/03/19	200	196
4.15%, 05/15/48	75	76
Total System Services Inc.
3.80%, 04/01/21	500	503
Visa Inc.
2.20%, 12/14/20	315	310
3.15%, 12/14/25	305	295
4.15%, 12/14/35	115	119
4.30%, 12/14/45	205	213
3.65%, 09/15/47	45	42
Western Union Co.
5.25%, 04/01/20	200	206
		26,055
Materials 0.7%
Albemarle Corp.
5.45%, 12/01/44	150	160
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	300	335
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	250	249
Dow Chemical Co.
5.25%, 11/15/41	200	209
4.63%, 10/01/44	250	245
Eastman Chemical Co.
3.80%, 03/15/25	189	187
4.65%, 10/15/44	200	196
Ecolab Inc.
5.50%, 12/08/41	150	176
EI du Pont de Nemours & Co.
4.25%, 04/01/21	300	307
4.90%, 01/15/41	150	155
Goldcorp Inc.
3.63%, 06/09/21	300	299
International Paper Co.
3.80%, 01/15/26	350	340
3.00%, 02/15/27	250	226
4.40%, 08/15/47	150	137
LYB International Finance BV
5.25%, 07/15/43	400	416
Martin Marietta Materials Inc.
3.50%, 12/15/27	300	277
Methanex Corp.
3.25%, 12/15/19	200	199
Mosaic Co.
4.88%, 11/15/41	20	18

See accompanying Notes to Financial Statements.

156

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Newmont Mining Corp.
5.88%, 04/01/35	50	57
Nucor Corp.
6.40%, 12/01/37	200	246
Nutrien Ltd.
3.63%, 03/15/24	500	485
3.38%, 03/15/25	350	329
Packaging Corp. of America
4.50%, 11/01/23	200	207
Plum Creek Timberlands LP
4.70%, 03/15/21	200	207
Praxair Inc.
2.20%, 08/15/22	300	287
2.65%, 02/05/25	400	378
Rio Tinto Alcan Inc.
5.75%, 06/01/35 (b)	250	295
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25	250	251
RPM International Inc.
6.13%, 10/15/19	200	207
Sherwin-Williams Co.
4.50%, 06/01/47	70	67
Southern Copper Corp.
7.50%, 07/27/35	150	183
5.88%, 04/23/45	300	320
Vale Overseas Ltd.
6.88%, 11/21/36	400	449
		8,099
Real Estate 0.8%
Alexandria Real Estate Equities Inc.
3.45%, 04/30/25	200	192
4.50%, 07/30/29	250	248
American Tower Corp.
2.80%, 06/01/20	350	347
3.50%, 01/31/23	500	491
AvalonBay Communities Inc.
3.63%, 10/01/20	200	202
Boston Properties LP
3.80%, 02/01/24	250	248
3.20%, 01/15/25	200	190
Brandywine Operating Partnership LP
3.95%, 02/15/23 - 11/15/27	400	389
Crown Castle International Corp.
3.20%, 09/01/24	330	311
3.70%, 06/15/26	140	132
3.65%, 09/01/27	80	74
DDR Corp.
4.63%, 07/15/22	300	308
Digital Realty Trust LP
3.40%, 10/01/20	350	350
Duke Realty LP
3.88%, 10/15/22	200	202
EPR Properties
4.50%, 04/01/25	200	198
ERP Operating LP
2.38%, 07/01/19	300	298
Essex Portfolio LP
3.88%, 05/01/24	200	198
Federal Realty Investment Trust
4.50%, 12/01/44	100	100
Government Properties Income Trust
4.00%, 07/15/22	200	198
HCP Inc.
5.38%, 02/01/21	47	49
6.75%, 02/01/41	200	252
Health Care REIT Inc.
6.13%, 04/15/20	400	418
Kimco Realty Corp.
3.20%, 05/01/21	350	347
Liberty Property LP
3.75%, 04/01/25	200	195
Mid-America Apartments LP
4.30%, 10/15/23	200	203
	Shares/Par[1]	Value ($)
Omega Healthcare Investors Inc.
4.95%, 04/01/24	250	253
ProLogis LP
3.75%, 11/01/25	500	499
Realty Income Corp.
4.13%, 10/15/26	250	249
Simon Property Group LP
3.38%, 03/15/22	400	399
3.30%, 01/15/26	500	480
6.75%, 02/01/40	100	128
4.25%, 11/30/46	200	194
STORE Capital Corp.
4.50%, 03/15/28	200	195
Ventas Realty LP
3.50%, 02/01/25	250	240
Weingarten Realty Investors
3.38%, 10/15/22	100	98
		8,875
Telecommunication Services 1.1%
America Movil SAB de CV
6.38%, 03/01/35	200	237
4.38%, 07/16/42	200	195
AT&T Inc.
2.45%, 06/30/20	150	148
2.80%, 02/17/21	535	526
3.00%, 06/30/22	150	145
3.40%, 05/15/25	200	188
4.25%, 03/01/27 (b)	170	166
4.50%, 05/15/35	950	875
6.35%, 03/15/40	300	326
4.35%, 06/15/45	500	425
4.75%, 05/15/46	200	178
5.65%, 02/15/47	160	161
4.50%, 03/09/48	656	563
5.70%, 03/01/57	170	168
British Telecommunications Plc
9.13%, 12/15/30 (e)	250	357
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (e)	300	398
France Telecom SA
5.38%, 01/13/42	100	109
Orange SA
4.13%, 09/14/21	500	511
Telefonica Emisiones SAU
5.13%, 04/27/20	350	361
Telefonica Europe BV
8.25%, 09/15/30	500	649
Verizon Communications Inc.
1.75%, 08/15/21	500	478
3.13%, 03/16/22	135	133
2.45%, 11/01/22	500	476
5.15%, 09/15/23	250	266
3.38%, 02/15/25	1,048	1,008
4.13%, 03/16/27	300	296
4.50%, 08/10/33	180	174
5.25%, 03/16/37	195	200
4.86%, 08/21/46	1,250	1,196
5.01%, 04/15/49 - 08/21/54	560	536
4.67%, 03/15/55	800	705
Vodafone Group Plc
4.38%, 05/30/28	220	217
7.88%, 02/15/30	200	249
5.00%, 05/30/38	60	59
5.25%, 05/30/48 (b)	175	175
		12,854
Utilities 1.7%
AEP Texas Inc.
2.40%, 10/01/22	300	286
Alabama Power Co.
6.00%, 03/01/39	250	307
4.30%, 01/02/46	250	252
3.70%, 12/01/47	200	184
Ameren Illinois Co.
3.25%, 03/01/25	250	244

See accompanying Notes to Financial Statements.

157

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
3.70%, 12/01/47	300	281
Arizona Public Service Co.
4.50%, 04/01/42	100	104
Atmos Energy Corp.
4.13%, 10/15/44	300	297
Baltimore Gas & Electric Co.
3.50%, 08/15/46	160	142
Berkshire Hathaway Energy Co.
2.38%, 01/15/21	100	98
2.80%, 01/15/23	200	195
3.25%, 04/15/28	200	190
3.80%, 07/15/48 (b)	100	92
CenterPoint Energy Resources Corp.
4.50%, 01/15/21	43	44
Cleveland Electric Illuminating Co.
5.95%, 12/15/36	250	294
Consolidated Edison Co.
5.70%, 06/15/40	100	119
Consolidated Edison Co. of New York Inc.
5.50%, 12/01/39	300	348
Dominion Gas Holdings LLC
3.55%, 11/01/23	200	198
Dominion Resources Inc.
2.50%, 12/01/19	200	198
4.45%, 03/15/21	200	205
2.85%, 08/15/26	350	318
7.00%, 06/15/38	200	254
DTE Electric Co.
3.38%, 03/01/25	200	197
Duke Energy Carolinas LLC
5.30%, 02/15/40	300	347
3.70%, 12/01/47	200	186
Duke Energy Corp.
1.80%, 09/01/21	350	335
Duke Energy Florida LLC
3.40%, 10/01/46	60	53
Duke Energy Indiana Inc.
6.12%, 10/15/35	250	304
Duke Energy Progress LLC
4.20%, 08/15/45	250	251
Entergy Arkansas Inc.
3.75%, 02/15/21	400	404
Eversource Energy
2.50%, 03/15/21	200	196
2.90%, 10/01/24	300	284
3.30%, 01/15/28	200	189
Exelon Corp.
2.85%, 06/15/20	320	317
3.95%, 06/15/25	150	149
4.95%, 06/15/35	250	263
Exelon Generation Co. LLC
4.25%, 06/15/22	375	383
FirstEnergy Corp.
4.85%, 07/15/47 (c)	250	255
Florida Power & Light Co.
3.70%, 12/01/47	40	38
Georgia Power Co.
4.25%, 12/01/19	300	306
Great Plains Energy Inc.
4.85%, 06/01/21	250	257
Iberdrola International BV
6.75%, 07/15/36	150	184
Kentucky Utilities Co.
5.13%, 11/01/40	300	343
LG&E and KU Energy LLC
3.75%, 11/15/20	300	303
MidAmerican Energy Co.
3.50%, 10/15/24	200	201
6.75%, 12/30/31	50	64
National Fuel Gas Co.
3.95%, 09/15/27 (c)	301	283
NextEra Energy Capital Holdings Inc.
2.40%, 09/15/19	300	297
NiSource Finance Corp.
3.49%, 05/15/27	200	191
	Shares/Par[1]	Value ($)
5.95%, 06/15/41	250	293
4.38%, 05/15/47	200	195
Northern States Power Co.
2.15%, 08/15/22	200	191
4.13%, 05/15/44	500	501
NorthWestern Corp.
4.18%, 11/15/44	150	150
NSTAR Electric Co.
3.20%, 05/15/27 (b)	200	192
Oncor Electric Delivery Co. LLC
7.00%, 09/01/22	150	171
5.25%, 09/30/40	200	232
3.80%, 09/30/47	200	191
Pacific Gas & Electric Co.
6.05%, 03/01/34	500	539
4.45%, 04/15/42	400	362
PacifiCorp
2.95%, 06/01/23	300	294
6.25%, 10/15/37	200	254
PECO Energy Co.
4.15%, 10/01/44	250	251
PPL Electric Utilities Corp.
3.95%, 06/01/47	200	195
Progress Energy Inc.
7.75%, 03/01/31	300	400
PSEG Power LLC
8.63%, 04/15/31	75	97
Public Service Electric & Gas Co.
3.00%, 05/15/27	200	189
5.50%, 03/01/40	200	238
Puget Sound Energy Inc.
5.76%, 10/01/39	200	243
Sempra Energy
4.00%, 02/01/48	50	45
South Carolina Electric & Gas Co.
4.50%, 06/01/64	100	91
Southern California Edison Co.
6.00%, 01/15/34	75	87
5.63%, 02/01/36	195	220
5.95%, 02/01/38	200	238
4.05%, 03/15/42	200	188
Southern Co.
4.25%, 07/01/36	500	487
4.40%, 07/01/46	400	390
Teco Finance Inc.
5.15%, 03/15/20	200	206
Union Electric Co.
3.65%, 04/15/45	350	325
Virginia Electric & Power Co.
6.00%, 05/15/37	200	243
4.45%, 02/15/44	100	102
Washington Gas Light Co.
3.80%, 09/15/46	200	190
Wisconsin Energy Corp.
2.45%, 06/15/20	200	197
3.55%, 06/15/25	60	59
		19,476
Total Corporate Bonds And Notes (cost $295,026)		289,902
GOVERNMENT AND AGENCY OBLIGATIONS 72.6%
Commercial Mortgage-Backed Securities 0.8%
Federal Home Loan Mortgage Corp.
Series A1-K714, REMIC, 2.08%, 12/25/19	70	69
Series A2-K014, REMIC, 3.87%, 04/25/21	998	1,019
Series A2-K017, REMIC, 2.87%, 12/25/21	360	357
Series A1-K032, REMIC, 3.02%, 02/25/23	180	180
Series A2-K032, REMIC, 3.31%, 05/25/23 (d)	550	555
Series A2-K033, REMIC, 3.06%, 07/25/23 (d)	500	499
Series A2-K039, REMIC, 3.30%, 07/25/24	1,000	1,008
Series A2-K046, REMIC, 3.21%, 03/25/25	1,000	1,000
Series A2-K047, REMIC, 3.33%, 05/25/25	500	503
Series A2-K062, REMIC, 3.41%, 12/25/26	1,000	1,001
Federal National Mortgage Association
Series 2013-APT-M14, REMIC, 2.60%, 04/25/23 (d)	510	499

See accompanying Notes to Financial Statements.

158

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Series 2014-AB2-M3, REMIC, 3.46%, 01/25/24 (d)	16	17
Series 2016-A2-M1, REMIC, 2.94%, 01/25/26 (d)	1,367	1,330
Series 2017-A2-M2, REMIC, 2.88%, 02/25/27 (d)	1,000	955
Series 2018-A2-M1, REMIC, 3.09%, 12/25/27 (d)	500	482
		9,474
Mortgage-Backed Securities 28.3%
Federal Home Loan Mortgage Corp.
3.00%, 02/01/24 - 06/01/48	21,956	21,508
2.50%, 08/01/27 - 02/01/47	6,296	6,134
2.00%, 01/01/29 - 03/01/32	710	679
TBA, 3.50%, 08/15/31 - 07/15/48 (f)	9,100	9,056
2.50%, 12/01/31	677	658
5.50%, 11/01/28 - 02/01/40	1,288	1,400
3.00%, 02/01/35 - 01/01/47	2,144	2,081
6.00%, 02/01/29 - 05/01/40	685	763
6.50%, 07/01/28 - 03/01/39	198	225
5.00%, 06/01/19 - 07/01/41	2,060	2,197
4.50%, 11/01/18 - 09/01/47	5,062	5,310
4.00%, 04/01/19 - 08/01/47	11,333	11,617
3.50%, 10/01/20 - 04/01/48	18,971	18,989
3.50%, 11/01/45 - 07/01/46	731	729
4.00%, 12/01/45	85	87
TBA, 4.50%, 08/15/46 - 07/15/48 (f)	950	988
TBA, 3.00%, 07/15/48 (f)	2,825	2,734
TBA, 4.00%, 08/15/46 - 07/15/48 (f)	5,275	5,376
Federal National Mortgage Association
4.00%, 08/01/18 - 03/01/48	19,733	20,235
3.50%, 03/01/26 - 04/01/46	1,147	1,148
2.00%, 09/01/28 - 02/01/32	836	798
2.50%, 12/01/21 - 02/01/47	9,136	8,892
2.00%, 11/01/31	221	210
2.50%, 07/01/31 - 01/01/32	657	640
TBA, 3.50%, 07/15/33 - 07/15/48 (f)	17,900	17,817
6.00%, 09/01/18 - 09/01/39	1,158	1,284
5.50%, 12/01/18 - 02/01/42	2,174	2,366
7.00%, 02/01/31 - 02/01/38	44	51
5.00%, 07/01/18 - 05/01/44	3,194	3,415
6.50%, 07/01/32 - 12/01/38	363	408
7.50%, 11/01/37	3	3
3.00%, 11/01/26 - 04/01/48	33,984	33,315
5.00%, 06/01/40 - 11/01/43	290	311
4.00%, 06/01/44 - 07/01/46	1,369	1,401
3.50%, 09/01/25 - 05/01/48	24,945	25,022
3.00%, 02/01/31 - 12/01/46	1,244	1,218
TBA, 4.50%, 08/15/46 - 07/15/48 (f)	1,900	1,978
4.50%, 07/01/18 - 06/01/47	8,002	8,386
TBA, 3.00%, 07/15/48 (f)	4,425	4,285
TBA, 4.00%, 07/15/48 - 08/15/48 (f)	7,500	7,644
Government National Mortgage Association
8.50%, 06/15/30 - 12/15/30	1	1
5.50%, 12/15/31 - 02/20/44	1,725	1,875
6.50%, 07/15/38	27	30
4.50%, 04/20/26 - 08/20/47	6,070	6,386
5.00%, 03/15/33 - 01/20/45	2,695	2,884
6.00%, 05/15/32 - 12/20/40	312	345
4.00%, 12/15/24 - 08/20/47	14,268	14,701
3.50%, 05/15/26 - 05/20/48	18,564	18,716
3.00%, 01/20/27 - 03/20/48	13,756	13,535
2.50%, 09/20/27 - 02/20/47	1,275	1,230
3.50%, 12/20/45 - 09/20/46	1,920	1,933
3.00%, 07/20/46 - 11/20/46	2,198	2,156
4.00%, 09/20/46	340	350
2.50%, 08/20/27 - 11/20/46	239	230
TBA, 3.00%, 07/15/48 (f)	10,450	10,220
TBA, 3.50%, 07/15/48 (f)	17,900	17,960
TBA, 4.00%, 07/15/48 - 08/15/48 (f)	3,425	3,508
TBA, 4.50%, 08/15/46 - 07/15/48 (f)	1,150	1,194
		328,612
Municipal 0.8%
Bay Area Toll Authority
6.26%, 04/01/49	200	278
Chicago Transit Authority
6.90%, 12/01/40	200	260
	Shares/Par[1]	Value ($)
Commonwealth of Massachusetts
4.91%, 05/01/29	300	335
County of Cook, Illinois
6.23%, 11/15/34	100	125
Dallas Convention Center Hotel Development Corp.
7.09%, 01/01/42	200	265
Dallas County Hospital District
5.62%, 08/15/44	300	371
Dallas Independent School District
insured by Texas Permanent School Fund, 6.45%, 02/15/35	300	325
Los Angeles Department of Water & Power
5.72%, 07/01/39	245	304
Los Angeles Unified School District
5.76%, 07/01/29	200	234
Municipal Electric Authority of Georgia
7.06%, 04/01/57	200	241
New Jersey Economic Development Authority
insured by National Public Finance Guarantee Corp., 7.43%, 02/15/29	200	243
New Jersey State Turnpike Authority
7.10%, 01/01/41	250	352
New York City Transitional Finance Authority
5.77%, 08/01/36	260	309
New York City Water & Sewer System
6.01%, 06/15/42	235	305
Ohio State University
4.91%, 06/01/40	200	229
3.80%, 12/01/46	500	495
Port Authority of New York & New Jersey
6.04%, 12/01/29	200	242
4.46%, 10/01/62	300	319
San Diego County Water Authority Financing Corp.
6.14%, 05/01/49	260	343
State of California
3.50%, 04/01/28	80	80
7.55%, 04/01/39	300	442
7.30%, 10/01/39	150	213
7.60%, 11/01/40	400	602
State of Connecticut
5.85%, 03/15/32	125	144
State of Illinois
5.10%, 06/01/33	300	284
7.35%, 07/01/35	400	447
State of Texas
5.52%, 04/01/39	200	253
State of Wisconsin
insured by Assured Guaranty Municipal Corp., 5.70%, 05/01/26	500	556
State Public School Building Authority
5.00%, 09/15/27	300	326
Tennessee Valley Authority
5.25%, 09/15/39	200	253
5.38%, 04/01/56	300	405
		9,580
Sovereign 3.6%
African Development Bank Group
2.38%, 09/23/21	300	296
Asian Development Bank
1.63%, 08/26/20 (b)	500	489
2.25%, 01/20/21	250	247
1.88%, 08/10/22	300	288
1.75%, 06/08/21 - 09/13/22	435	418
2.75%, 03/17/23 - 01/19/28 (b)	590	580
2.13%, 03/19/25	200	190
2.38%, 08/10/27	300	284
6.38%, 10/01/28	210	265
Chile Government International Bond
3.88%, 08/05/20	100	101
Colombia Government International Bond
8.13%, 05/21/24	400	482
7.38%, 09/18/37	400	502
5.63%, 02/26/44	200	213
Council Of Europe Development Bank
1.63%, 03/10/20	500	492

See accompanying Notes to Financial Statements.

159

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
European Investment Bank
1.13%, 08/15/19	500	492
1.38%, 06/15/20	340	332
4.00%, 02/16/21	500	515
2.50%, 04/15/21 - 03/15/23	800	789
2.25%, 03/15/22	240	234
2.38%, 06/15/22 (b)	500	490
2.00%, 12/15/22 (b)	500	481
1.88%, 02/10/25	500	465
Export Development Canada
1.75%, 08/19/19 (b)	500	495
Export-Import Bank of Korea
2.38%, 08/12/19	200	199
2.25%, 01/21/20	850	838
FMS Wertmanagement AoeR
1.75%, 03/17/20 (b)	300	295
Hungary Government International Bond
5.38%, 03/25/24	250	266
7.63%, 03/29/41 (b)	250	339
Hydro Quebec
9.40%, 02/01/21	250	288
Inter-American Development Bank
3.88%, 02/14/20	700	714
1.63%, 05/12/20	800	785
2.50%, 01/18/23 (b)	500	492
2.13%, 01/15/25	500	475
4.38%, 01/24/44	100	119
International Bank for Reconstruction & Development
1.38%, 05/24/21	20	19
2.25%, 06/24/21	750	738
1.38%, 09/20/21 (b)	220	211
2.13%, 12/13/21	300	293
1.63%, 02/10/22 (b)	350	335
1.88%, 10/07/19 - 10/07/22	1,670	1,640
7.63%, 01/19/23	300	360
2.50%, 07/29/25	340	330
International Finance Corp.
1.63%, 07/16/20	500	490
2.25%, 01/25/21	250	247
1.13%, 07/20/21 (b)	500	476
Israel Government AID Bond
5.50%, 04/26/24	142	161
Israel Government International Bond
4.00%, 06/30/22	500	512
Italy Government International Bond
6.88%, 09/27/23	450	497
5.38%, 06/15/33	200	215
Japan Bank for International Cooperation
1.88%, 04/20/21	200	194
3.38%, 07/31/23	400	402
2.13%, 02/10/25	250	233
2.25%, 11/04/26 (b)	400	370
Japan Finance Organization for Municipalities
4.00%, 01/13/21	300	306
Korea Development Bank
3.38%, 09/16/25	500	486
Kreditanstalt fur Wiederaufbau
1.75%, 10/15/19	650	644
4.00%, 01/27/20	1,500	1,530
1.88%, 06/30/20	620	610
2.75%, 09/08/20	500	501
1.63%, 03/15/21	220	213
1.50%, 06/15/21 (b)	665	641
2.63%, 01/25/22	700	694
2.13%, 03/07/22 - 06/15/22	530	516
2.38%, 12/29/22	300	293
2.50%, 11/20/24	1,800	1,748
2.00%, 05/02/25 (b)	680	638
0.00%, 06/29/37 (g)	150	83
Mexico Government International Bond
3.50%, 01/21/21 (b)	900	899
3.60%, 01/30/25	230	222
8.30%, 08/15/31	300	432
4.75%, 03/08/44	556	521
5.55%, 01/21/45	500	522
	Shares/Par[1]	Value ($)
4.60%, 01/23/46	250	229
Nordic Investment Bank
1.50%, 08/09/19	300	297
2.25%, 02/01/21	250	247
Oesterreichische Kontrollbank AG
1.38%, 02/10/20	250	245
Panama Government International Bond
5.20%, 01/30/20	200	207
6.70%, 01/26/36 (b)	400	490
4.50%, 04/16/50	200	193
Peru Government International Bond
4.13%, 08/25/27	500	511
6.55%, 03/14/37	250	311
Philippine Government International Bond
6.50%, 01/20/20	400	420
4.20%, 01/21/24	500	509
3.00%, 02/01/28	300	275
9.50%, 02/02/30	400	583
Poland Government International Bond
5.00%, 03/23/22	500	527
3.00%, 03/17/23	500	489
Province of Alberta, Canada
3.30%, 03/15/28	200	199
Province of British Columbia, Canada
6.50%, 01/15/26	70	84
Province of Manitoba, Canada
3.05%, 05/14/24 (b)	350	346
Province of Ontario, Canada
3.20%, 05/16/24	300	299
Province of Quebec, Canada
7.50%, 07/15/23	100	119
7.13%, 02/09/24	250	297
2.88%, 10/16/24	300	295
Republic of Korea
5.63%, 11/03/25	250	283
Republic of Philippines
6.38%, 01/15/32	500	599
Uruguay Government International Bond
4.38%, 10/27/27	190	192
4.13%, 11/20/45	200	180
5.10%, 06/18/50	500	492
4.98%, 04/20/55	100	96
		42,186
U.S. Government Agency Obligations 1.5%
Federal Home Loan Bank
1.50%, 10/21/19 (h)	1,000	987
1.38%, 11/15/19 (f) (h)	1,500	1,492
4.13%, 03/13/20 (h)	450	462
2.25%, 01/29/21 (h)	250	247
1.38%, 02/18/21 (b) (h)	500	484
1.13%, 07/14/21 (h)	400	382
2.88%, 09/13/24 (h)	300	300
5.50%, 07/15/36 (h)	700	913
Federal Home Loan Mortgage Corp.
1.25%, 08/01/19 (h)	750	741
1.40%, 08/22/19 (h)	500	495
2.50%, 04/23/20 (h)	500	500
1.38%, 05/01/20 (h)	800	784
1.13%, 08/12/21 (h)	750	716
2.38%, 01/13/22 (h)	500	494
6.75%, 09/15/29 - 03/15/31 (h)	180	244
6.25%, 07/15/32 (h)	900	1,200
Federal National Mortgage Association
0.88%, 08/02/19 (h)	750	737
1.75%, 09/12/19 (h)	700	694
0.00%, 10/09/19 (g) (h)	680	658
1.70%, 01/27/20 (h)	1,500	1,482
1.50%, 06/22/20 (h)	500	490
1.25%, 08/17/21 (h)	500	479
2.63%, 09/06/24 (h)	500	492
7.25%, 05/15/30 (h)	540	757
6.63%, 11/15/30 (h)	631	848
		17,078

See accompanying Notes to Financial Statements.

160

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
U.S. Treasury Securities 37.6%
U.S. Treasury Bond
8.50%, 02/15/20	1,000	1,095
8.13%, 08/15/21	1,000	1,163
7.25%, 08/15/22	1,310	1,542
6.50%, 11/15/26	1,000	1,272
6.63%, 02/15/27	1,410	1,817
6.38%, 08/15/27	150	192
6.13%, 11/15/27	580	735
5.25%, 11/15/28	1,090	1,322
5.38%, 02/15/31	960	1,212
4.50%, 02/15/36 - 08/15/39	1,769	2,179
3.50%, 02/15/39 (b)	1,020	1,109
4.38%, 02/15/38 - 05/15/40	3,253	3,988
4.63%, 02/15/40	500	634
3.88%, 08/15/40	1,315	1,511
4.25%, 11/15/40	1,654	2,003
4.75%, 02/15/41	1,485	1,922
4.38%, 05/15/41 (f)	1,310	1,616
3.13%, 11/15/41 - 08/15/44	4,244	4,351
2.75%, 08/15/42 - 11/15/47	5,223	4,984
3.63%, 08/15/43 - 02/15/44	5,115	5,695
3.75%, 11/15/43	2,810	3,191
3.38%, 05/15/44	2,930	3,135
2.50%, 02/15/45 - 05/15/46	7,390	6,714
3.00%, 05/15/42 - 05/15/47	13,820	13,855
2.88%, 05/15/43 - 08/15/45	4,405	4,317
2.25%, 08/15/46	2,835	2,438
2.88%, 11/15/46	2,555	2,499
3.00%, 02/15/48 (b)	1,140	1,142
3.13%, 05/15/48 (b) (f)	1,950	2,002
U.S. Treasury Note
0.75%, 08/15/19	2,380	2,337
0.88%, 09/15/19	3,220	3,161
1.00%, 09/30/19 - 11/30/19	4,610	4,523
1.00%, 11/15/19	1,810	1,775
3.38%, 11/15/19	1,670	1,690
1.75%, 11/30/19 - 05/15/23	21,570	20,921
1.38%, 12/15/19	1,435	1,413
1.25%, 08/31/19 - 07/31/23	8,935	8,610
3.63%, 02/15/20 - 02/15/21	5,545	5,663
2.38%, 04/30/20 - 08/15/24	15,180	14,981
3.50%, 05/15/20	1,510	1,536
1.50%, 10/31/19 - 03/31/23	17,515	17,088
2.50%, 06/30/20 (f)	1,965	1,964
1.38%, 07/31/19 - 08/31/23	28,865	28,031
2.63%, 08/15/20 - 03/31/25	12,966	12,944
1.88%, 12/31/19 - 08/31/24	33,054	32,044
2.25%, 02/29/20 - 02/15/27	27,646	26,929
3.13%, 05/15/21	1,810	1,835
2.63%, 06/15/21 - 06/30/23 (f)	3,930	3,920
1.13%, 12/31/19 - 09/30/21	18,710	18,056
2.13%, 08/15/21 - 05/15/25	24,655	23,911
1.25%, 10/31/21	2,300	2,197
1.75%, 11/30/21	1,000	970
2.00%, 12/31/21 - 11/15/26	7,740	7,372
1.75%, 06/30/22 (b)	800	771
2.63%, 02/28/23 (b)	2,060	2,051
2.50%, 03/31/23 - 05/15/24	7,614	7,513
1.63%, 07/31/19 - 05/15/26	42,270	40,649
2.75%, 05/31/23 (b)	2,080	2,082
1.63%, 10/31/23	3,000	2,831
2.75%, 04/30/23 - 02/15/28	12,140	12,097
2.00%, 01/31/20 - 02/15/25	24,275	23,629
2.88%, 04/30/25 - 05/31/25	4,805	4,822
2.75%, 06/30/25 (f)	1,735	1,727
1.50%, 08/15/26 (f)	4,415	3,986
2.38%, 05/15/27 (f)	4,275	4,115
2.25%, 08/15/27 (f)	1,890	1,798
2.25%, 11/15/27 (b)	3,280	3,116
2.88%, 05/15/28 (f)	3,000	3,005
		437,698
Total Government And Agency Obligations (cost $858,800)		844,628
	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 8.7%
Investment Companies 7.0%
JNL Government Money Market Fund - Institutional Class, 1.79% (i) (j)	81,585	81,585
Securities Lending Collateral 1.7%
Securities Lending Cash Collateral Fund LLC, 1.99% (i) (j)	18,876	18,876
Total Short Term Investments (cost $100,461)		100,461
Total Investments 108.1% (cost $1,276,954)		1,257,146
Total Forward Sales Commitments (0.2)% (proceeds $2,555)		(2,552)
Other Assets and Liabilities, Net (7.9)%		(91,715)
Total Net Assets 100.0%		1,162,879

(a)  The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2018, the value and the percentage of net assets of these liquid securities was $2,933 and 0.3%, respectively.

(b)  All or portion of the security was on loan.

(c)  The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(d)   Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e)   Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2018.

(f)  All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2018, the total payable for investments purchased on a delayed delivery basis was $108,254.

(g)   Security issued with a zero coupon. Income is recognized through the accretion of discount.

(h)   The security is a direct debt of the agency and not collateralized by mortgages.

(i)   Investment in affiliate.

(j)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

FORWARD SALES COMMITMENTS (0.2%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.2%)
Mortgage-Backed Securities (0.2%)
Federal Home Loan Mortgage Corp.
TBA, 4.50%, 07/15/33 (a)	(120)	(121)
Federal National Mortgage Association
TBA, 4.50%, 07/15/33 (a)	(100)	(101)
TBA, 2.50%, 07/15/48 (a)	(100)	(94)
TBA, 5.00%, 07/15/48 (a)	(400)	(424)
Government National Mortgage Association
TBA, 2.50%, 07/15/48 (a)	(100)	(95)
TBA, 3.00%, 07/15/48 (a)	(150)	(147)
TBA, 5.00%, 07/15/48 (a)	(400)	(417)
TBA, 5.50%, 07/15/48 (a)	(1,075)	(1,153)
Total Government And Agency Obligations (proceeds $2,555)		(2,552)
Total Forward Sales Commitments (0.2%) (proceeds $2,555)		(2,552)

(a)  All or a portion of the security was sold on a delayed delivery basis. As of June 30, 2018, the total proceeds for investments sold on a delayed delivery basis was $2,555.

See accompanying Notes to Financial Statements.

161

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/MFS Mid Cap Value Fund
COMMON STOCKS 98.7%
Consumer Discretionary 9.7%
Adient Plc	93	4,588
Altice USA Inc. - Class A	149	2,545
ARAMARK Corp.	148	5,485
Brunswick Corp.	76	4,920
HanesBrands Inc. (a)	334	7,350
Harley-Davidson Inc.	116	4,884
Hilton Worldwide Holdings Inc.	76	5,991
Interpublic Group of Cos. Inc.	298	6,988
Limited Brands Inc.	142	5,249
Michaels Cos. Inc. (b)	177	3,385
Newell Brands Inc.	217	5,604
PVH Corp.	47	7,046
Royal Caribbean Cruises Ltd.	53	5,458
Toll Brothers Inc.	80	2,949
Tractor Supply Co.	91	6,964
Urban Outfitters Inc. (b)	79	3,505
Whirlpool Corp.	48	7,038
		89,949
Consumer Staples 6.2%
Archer-Daniels-Midland Co.	163	7,454
BJ's Wholesale Club Holdings Inc. (b)	130	3,076
Coca-Cola European Partners Plc	171	6,962
Coty Inc. - Class A	272	3,839
JM Smucker Co.	53	5,717
Kroger Co.	162	4,604
Molson Coors Brewing Co. - Class B	64	4,356
Pinnacle Foods Inc.	89	5,765
Post Holdings Inc. (b)	27	2,335
Tesco Plc	852	2,886
TreeHouse Foods Inc. (b)	58	3,042
Tyson Foods Inc. - Class A	118	8,109
		58,145
Energy 8.6%
Andeavor Corp.	74	9,732
Cabot Oil & Gas Corp.	284	6,748
Concho Resources Inc. (b)	28	3,808
Energen Corp. (b)	118	8,580
EQT Corp.	101	5,553
Forum Energy Technologies Inc. (b)	235	2,908
Frank's International NV (a)	477	3,721
Hess Corp.	138	9,213
Oil States International Inc. (b)	139	4,467
Patterson-UTI Energy Inc.	159	2,861
PDC Energy Inc. (b)	85	5,166
Pioneer Natural Resources Co.	47	8,838
Plains GP Holdings LP - Class A (b)	341	8,152
		79,747
Financials 21.8%
Annaly Capital Management Inc.	297	3,055
Apollo Global Management LLC - Class A	184	5,868
Arthur J Gallagher & Co.	108	7,064
Assurant Inc.	76	7,865
Athene Holding Ltd. - Class A (b)	144	6,297
Brighthouse Financial Inc. (b)	31	1,227
Citizens Financial Group Inc.	214	8,314
Comerica Inc.	113	10,291
Discover Financial Services	122	8,597
Element Financial Corp.	470	2,208
Everest Re Group Ltd.	29	6,581
Fifth Third Bancorp	305	8,746
Hanover Insurance Group Inc.	55	6,637
Hartford Financial Services Group Inc.	242	12,378
Huntington Bancshares Inc.	746	11,015
Invesco Ltd.	280	7,446
KeyCorp	613	11,979
Lincoln National Corp.	74	4,596
M&T Bank Corp.	47	7,965
NASDAQ Inc.	140	12,758
Northern Trust Corp.	84	8,637
Raymond James Financial Inc.	93	8,284
	Shares/Par[1]	Value ($)
Signature Bank (b)	29	3,754
SunTrust Banks Inc.	166	10,983
TD Ameritrade Holding Corp.	140	7,669
Unum Group	130	4,823
Wintrust Financial Corp.	94	8,209
		203,246
Health Care 6.6%
AmerisourceBergen Corp.	70	5,935
Dentsply Sirona Inc.	81	3,525
Lifepoint Health Inc. (b)	81	3,961
Mylan NV (b)	162	5,838
PerkinElmer Inc.	66	4,863
Premier Inc. - Class A (b)	161	5,851
Quest Diagnostics Inc.	66	7,217
Steris Plc	81	8,486
Universal Health Services Inc. - Class B	60	6,715
Zimmer Biomet Holdings Inc.	83	9,207
		61,598
Industrials 13.1%
AGCO Corp.	77	4,694
Alaska Air Group Inc.	57	3,453
Brenntag AG	61	3,392
Clean Harbors Inc. (b)	135	7,488
Delta Air Lines Inc.	159	7,899
Eaton Corp. Plc	109	8,173
Gates Industrial Corp. Plc (b)	271	4,408
Harris Corp.	50	7,256
HD Supply Holdings Inc. (b)	229	9,812
ITT Inc.	115	6,029
Kansas City Southern	64	6,746
KBR Inc.	320	5,730
L3 Technologies Inc.	54	10,403
NOW Inc. (a) (b)	242	3,228
Owens Corning Inc.	111	7,030
Regal-Beloit Corp.	67	5,504
Sensata Technologies Holding Plc (b)	126	6,017
Stanley Black & Decker Inc.	70	9,358
Univar Inc. (b)	218	5,725
		122,345
Information Technology 11.5%
Amdocs Ltd.	137	9,054
Analog Devices Inc.	93	8,913
Check Point Software Technologies Ltd. (b)	59	5,762
Fidelity National Information Services Inc.	100	10,629
First Data Corp. - Class A (b)	362	7,586
Global Payments Inc.	56	6,230
Keysight Technologies Inc. (b)	133	7,848
Leidos Holdings Inc.	99	5,851
Marvell Technology Group Ltd.	203	4,353
Maxim Integrated Products Inc.	134	7,850
Motorola Solutions Inc.	63	7,328
NCR Corp. (b)	171	5,126
Nice Ltd. - ADR (a) (b)	66	6,847
TE Connectivity Ltd.	64	5,731
Verint Systems Inc. (b)	68	3,037
Xerox Corp.	227	5,459
		107,604
Materials 6.1%
Axalta Coating Systems Ltd. (b)	194	5,881
Berry Global Group Inc. (b)	151	6,944
Celanese Corp. - Class A	77	8,501
Eastman Chemical Co.	91	9,063
Graphic Packaging Holding Co.	424	6,149
PPG Industries Inc.	63	6,584
RPM International Inc.	151	8,824
Sealed Air Corp.	122	5,190
		57,136
Real Estate 6.3%
Brixmor Property Group Inc.	377	6,580
EPR Properties	102	6,584
Life Storage Inc.	111	10,782
Medical Properties Trust Inc.	632	8,871
Mid-America Apartment Communities Inc.	75	7,602

See accompanying Notes to Financial Statements.

162

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Realogy Holdings Corp. (a)	126	2,862
Sun Communities Inc.	69	6,722
Washington Prime Group Inc.	309	2,507
WP Carey Inc.	92	6,099
		58,609
Utilities 8.8%
AES Corp.	387	5,192
CMS Energy Corp.	176	8,340
DTE Energy Co.	82	8,476
Eversource Energy	130	7,613
FirstEnergy Corp.	146	5,227
NiSource Inc.	209	5,481
Pinnacle West Capital Corp.	94	7,592
Public Service Enterprise Group Inc.	188	10,173
Sempra Energy	61	7,060
South Jersey Industries Inc.	96	3,203
Southern Co.	164	7,604
WEC Energy Group Inc.	96	6,227
		82,188
Total Common Stocks (cost $858,594)		920,567
SHORT TERM INVESTMENTS 2.5%
Investment Companies 1.4%
JNL Government Money Market Fund - Institutional Class, 1.79% (c) (d)	12,801	12,801
Securities Lending Collateral 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95% (d)	10,192	10,192
Total Short Term Investments (cost $22,993)		22,993
Total Investments 101.2% (cost $881,587)		943,560
Other Assets and Liabilities, Net (1.2)%		(11,097)
Total Net Assets 100.0%		932,463

(a)  All or portion of the security was on loan.

(b)  Non-income producing security.

(c)   Investment in affiliate.

(d)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

JNL Multi-Manager Alternative Fund (a)
COMMON STOCKS 46.0%
Consumer Discretionary 7.9%
Aaron's Inc.	17	739
Amazon.com Inc. (b)	6	10,947
AMC Networks Inc. - Class A (b)	14	889
Best Buy Co. Inc. (c)	1	67
BK Brasil Operacao e Assessoria a Restaurantes SA (b)	239	997
Brinker International Inc.	2	114
Charter Communications Inc. - Class A (b)	6	1,637
China Meidong Auto Holdings Ltd.	1,938	878
Clear Channel Outdoor Holdings Inc. - Class A	18	79
Comcast Corp. - Class A	58	1,895
Dana Holding Corp.	20	410
Deckers Outdoor Corp. (b)	16	1,761
Delphi Technologies Plc	3	159
Dillard's Inc. - Class A	8	794
Discovery Inc. - Class C (b)	17	425
Dish TV India Ltd. - GDR (b)	1,772	1,719
DP Eurasia NV (b)	449	940
Expedia Group Inc.	16	1,964
Extended Stay America Inc. - Class B	12	253
Foot Locker Inc.	2	111
Ford Otomotiv Sanayi A/S	20	273
Galaxy Entertainment Group Ltd.	86	666
Groupon Inc. - Class A (b)	27	114
H&R Block Inc. (c)	41	939
Hyatt Hotels Corp. - Class A	11	849
Hyundai Mobis	4	670
ILG Inc.	4	132
Italiaonline SpA (b)	27	88
JD.com Inc. - Class A - ADR (b)	19	708
John Wiley & Sons Inc. - Class A	7	424
KB Home	39	1,062
	Shares/Par[1]	Value ($)
Kohl's Corp. (c)	32	2,311
Lear Corp. (c)	4	808
Liberty Expedia Holdings Inc. - Class A (b)	24	1,077
Liberty Latin America Ltd. - Class C (b)	80	1,557
Macy's Inc. (c)	63	2,347
Mavi Jeans	75	635
Melco Resorts & Entertainment Ltd. - ADR	39	1,088
Michael Kors Holdings Ltd. (b)	20	1,312
Naspers Ltd. - Class N	29	7,235
NVR Inc. (b) (c)	—	134
Qurate Retail Group Inc. - Class A (b)	4	78
Ralph Lauren Corp. - Class A (c)	17	2,087
Stars Group Inc. (b)	6	236
Target Corp. (c)	4	282
Toll Brothers Inc.	18	651
Tribune Media Co. - Class A	42	1,595
Tupy SA	187	868
Twenty-First Century Fox Inc. - Class B	229	11,295
Under Armour Inc. - Class A (b)	238	5,348
Urban Outfitters Inc. (b)	6	258
Via Varejo SA	96	465
Vipshop Holdings Ltd. - ADR (b)	65	700
Visteon Corp. (b)	6	750
Westlife Development Ltd. (b)	26	129
WPP Plc	115	1,798
Xinyi Glass Holdings Ltd.	216	264
Yum China Holdings Inc.	149	5,741
		83,752
Consumer Staples 4.1%
Adecoagro SA (b) (c)	164	1,301
AMBEV SA	504	2,339
AMBEV SA - ADR	621	2,876
Anheuser-Busch InBev NV - ADR	25	2,542
Boston Beer Co. Inc. - Class A (b)	1	405
Clover Industries Ltd.	581	694
Coca-Cola Co.	91	3,985
ConAgra Brands Inc.	41	1,458
Danone SA - ADR	317	4,619
Darling Ingredients Inc. (b)	14	270
Dr. Pepper Snapple Group Inc.	24	2,932
Heineken Holding NV	7	691
Herbalife Nutrition Ltd. (b)	3	161
Jeronimo Martins SGPS SA	77	1,106
Minerva SA (b)	676	1,091
Mondelez International Inc. - Class A	31	1,259
Monster Beverage Corp. (b)	84	4,833
Nu Skin Enterprises Inc. - Class A (c)	12	915
Philip Morris International Inc.	18	1,428
Pinnacle Foods Inc.	63	4,104
Procter & Gamble Co.	35	2,707
Rite Aid Corp. (b)	5	9
Unilever NV - CVA	13	698
US Foods Holding Corp. (b)	26	998
Wal-Mart de Mexico SAB de CV	74	194
		43,615
Energy 3.0%
Alta Mesa Resources Inc. - Class A (b)	17	117
Andeavor Corp. (c)	30	3,950
Apergy Corp. (b)	4	188
Berry Petroleum Co. (b)	2	19
Cairn Energy Plc (b)	221	728
Cameco Corp.	10	117
CNX Resources Corp. (b)	9	158
Columbia Pipeline Group Inc. (b) (d) (e) (f)	42	1,062
ConocoPhillips Co. (c)	34	2,353
CONSOL Energy Inc. (b)	6	219
Diamond Offshore Drilling Inc. (b)	43	901
Enerplus Corp. (c)	45	570
Gazprom Neft PJSC	89	460
Geopark Ltd. (b)	42	876
HollyFrontier Corp.	25	1,690
Kinder Morgan Inc.	83	1,464
Kosmos Energy Ltd. (b)	63	521
Lukoil PJSC - ADR	14	989

See accompanying Notes to Financial Statements.

163

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Marathon Oil Corp. (c)	108	2,259
Murphy Oil Corp. (c)	39	1,307
Nabors Industries Ltd. (c)	5	29
Noble Corp. Plc (b)	113	716
PBF Energy Inc. - Class A	13	566
Rosneft OAO - GDR	137	852
Rowan Cos. Plc - Class A (b)	18	287
Schlumberger Ltd.	82	5,501
Valero Energy Corp. (c)	12	1,319
Vista Oil & Gas SAB de CV - Class A (b) (d) (g)	103	911
Whiting Petroleum Corp. (b)	13	706
YPF SA - Class D - ADR	18	242
		31,077
Financials 7.1%
Abu Dhabi Commercial Bank PJSC	388	744
Ally Financial Inc.	59	1,548
American Equity Investment Life Holding Co.	33	1,192
American Express Co.	12	1,193
American International Group Inc. (c)	70	3,699
Ameriprise Financial Inc. (c)	5	636
Aon Plc - Class A (c)	21	2,934
Avista Healthcare Public Acquisition Corp. - Class A (b)	132	1,319
Banco del Bajio SA - Class O	290	604
Banco do Brasil SA	29	212
Banco Macro SA - Class B - ADR	3	178
Bank Danamon Indonesia Tbk PT - Class A	657	293
Bank of America Corp. (c)	106	2,989
Bank Rakyat Indonesia Persero Tbk PT	1,957	389
Barclays Africa Group Ltd.	24	280
BB&T Corp.	2	126
Big Rock Partners Acquisition Corp. (b)	61	602
Bison Capital Acquisition Corp. (b)	58	579
Black Ridge Acquisition Corp. (b)	45	437
Bolsa Mexicana de Valores SAB de CV - Class A	341	572
China Construction Bank Corp. - Class H	591	548
Chinatrust Financial Holding Co. Ltd.	683	492
CIT Group Inc. (c)	55	2,792
Citigroup Inc. (c)	37	2,506
Citizens Financial Group Inc.	27	1,050
CM Seven Star Acquisition Corp. (b)	131	1,288
Comerica Inc.	9	827
Constellation Alpha Capital Corp. (b)	138	1,375
Credito Real SAB de CV SOFOM ER	375	437
DBS Group Holdings Ltd.	28	547
DGB Financial Group Inc.	73	668
Ditech Holding Corp. (b)	2	9
Federal Street Acquisition Corp. - Class A (b)	15	142
Fifth Third Bancorp	46	1,320
FinTech Acquisition Corp. II (b)	135	1,354
First American Financial Corp.	8	419
Fubon Financial Holding Co. Ltd.	284	477
GigCapital Inc. (b)	162	1,597
Groupe Bruxelles Lambert SA	20	2,137
Grupo Financiero Galicia SA - Class B - ADR (g)	2	71
Grupo Supervielle SA - ADR	15	159
Hyundai Marine & Fire Insurance Co. Ltd.	8	254
Indiabulls Housing Finance Ltd.	12	197
Industrea Acquisition Corp. - Class A (b)	16	155
Industrial & Commercial Bank of China Ltd. - Class H	542	406
Industrial Bank of Korea	24	337
ING Life Insurance Korea Ltd.	13	505
Interactive Brokers Group Inc.	8	541
Jefferies Financial Group Inc.	113	2,570
KB Financial Group Inc.	18	843
Lincoln National Corp. (c)	24	1,513
LPL Financial Holdings Inc.	23	1,477
Meritz Fire & Marine Insurance Co. Ltd.	15	265
Modern Media Acquisition Corp. (b)	166	1,655
Navient Corp.	37	483
Nelnet Inc. - Class A	21	1,227
OTP Bank Plc	31	1,124
Pensare Acquisition Corp. (b)	91	903
Ping An Insurance Group Co. of China Ltd. - Class H	36	332
Porto Seguro SA	40	414
	Shares/Par[1]	Value ($)
Power Finance Corp. Ltd.	149	169
Pure Acquisition Corp. (b)	54	549
RMB Holdings Ltd.	185	1,016
Santander Consumer USA Holdings Inc.	53	1,014
Sberbank of Russia - ADR (g)	129	1,861
SEI Investments Co.	45	2,790
TCF Financial Corp.	6	148
Thunder Bridge Acquisition Ltd. (b)	20	198
Tiberius Acquisition Corp. (b)	135	1,367
Trinity Merger Corp. (b)	113	1,135
Turkiye Sinai Kalkinma Bankasi A/S	1,437	303
United Overseas Bank Ltd.	21	408
Unum Group	5	178
Waddell & Reed Financial Inc. - Class A	39	694
Wells Fargo & Co.	28	1,580
WL Ross Holding Corp. (b) (f) (h) (i)	13	54
WLRS Fund I LLC (b) (f) (h) (i)	—	38
XL Group Ltd.	100	5,611
Yes Bank Ltd.	69	343
		75,398
Health Care 4.5%
AbbVie Inc. (c)	18	1,686
Adcock Ingram Holdings Ltd.	167	729
Aetna Inc.	9	1,611
Alexion Pharmaceuticals Inc. (b)	2	211
Amgen Inc. (c)	10	1,938
Biogen Inc. (b) (c)	7	1,985
Centene Corp. (b)	1	185
Cerner Corp. (b)	80	4,765
DaVita Inc. (b)	4	257
Encompass Health Corp.	21	1,449
Endo International Plc (b)	103	973
Envision Healthcare Corp. (b)	75	3,317
Gilead Sciences Inc. (c)	18	1,261
Haemonetics Corp. (b)	9	798
Ionis Pharmaceuticals Inc. (b)	4	175
Laboratory Corp. of America Holdings (b)	—	63
Ligand Pharmaceuticals Inc. (b)	2	425
Mylan NV (b)	53	1,913
Novartis AG - ADR	62	4,719
Novo Nordisk A/S - ADR	119	5,473
NxStage Medical Inc. (b)	24	684
Perrigo Co. Plc	4	299
Qualicorp SA	299	1,420
Regeneron Pharmaceuticals Inc. (b)	17	5,845
Shire Plc - ADR	2	272
Tenet Healthcare Corp. (b)	37	1,245
Thermo Fisher Scientific Inc.	7	1,452
United Therapeutics Corp. (b) (c)	7	837
Vertex Pharmaceuticals Inc. (b) (c)	8	1,283
WellCare Health Plans Inc. (b)	2	542
		47,812
Industrials 4.1%
Air Lease Corp. - Class A	50	2,087
Allison Transmission Holdings Inc. (c)	48	1,944
Arconic Inc.	140	2,378
Ashok Leyland Ltd.	100	185
Avis Budget Group Inc. (b)	35	1,144
Barloworld Ltd.	70	656
BEST Inc. - ADS (b) (g)	23	283
BOC Aviation Ltd.	67	418
Boeing Co. (c)	5	1,584
Copa Holdings SA - Class A	13	1,307
Dilip Buildcon Ltd.	26	256
Dun & Bradstreet Corp.	6	797
Esterline Technologies Corp. (b)	14	1,041
Expeditors International of Washington Inc.	70	5,109
Hanwha Corp.	29	819
HD Supply Holdings Inc. (b)	3	120
Hyundai Glovis Co. Ltd.	2	181
Jardine Matheson Holdings Ltd.	6	366
Jardine Strategic Holdings Ltd.	15	539
KAR Auction Services Inc.	5	285
Korea Aerospace Industries Ltd. (b)	3	122

See accompanying Notes to Financial Statements.

164

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
LG Corp.	4	269
Localiza Rent a Car SA	339	2,070
LS Industrial Systems Co. Ltd.	5	340
Malaysia Airports Holdings Bhd	96	210
Meggitt Plc	278	1,805
Nexeo Solutions Inc. (b) (f) (i)	95	872
Robert Half International Inc.	8	527
Rockwell Collins Inc. (c)	55	7,437
SK C&C Co. Ltd.	1	338
Spirit Aerosystems Holdings Inc. - Class A	2	155
Turk Traktor ve Ziraat Makineleri A/S	131	1,486
United Rentals Inc. (b)	1	89
United Technologies Corp. (c)	24	3,027
Waberer's International Zrt. (b)	31	370
Werner Enterprises Inc.	14	541
WW Grainger Inc.	4	1,382
Yangzijiang Shipbuilding Holdings Ltd.	290	192
		42,731
Information Technology 9.6%
Adyen NV (b)	4	1,956
Akamai Technologies Inc. (b)	20	1,501
Alibaba Group Holding Ltd. - ADS (b)	73	13,455
Alphabet Inc. - Class A (b)	6	6,195
Alphabet Inc. - Class C (b)	5	5,780
Analog Devices Inc. (c)	24	2,342
ASGN Inc. (b)	4	328
Baidu.com - Class A - ADR (b)	11	2,737
Broadcom Inc.	5	1,270
CACI International Inc. - Class A (b)	2	278
Cadence Design Systems Inc. (b) (c)	4	186
Cavium Inc. (b)	21	1,811
Cisco Systems Inc.	39	1,658
Citrix Systems Inc. (b)	11	1,143
Dell Technologies Inc. - Class V (b)	7	567
eBay Inc. (b)	14	522
F5 Networks Inc. (b)	3	560
Facebook Inc. - Class A (b)	52	10,199
First Solar Inc. (b)	3	158
Fortinet Inc. (b)	19	1,217
Hon Hai Precision Industry Co. Ltd.	126	345
HP Inc.	70	1,591
IAC/InterActiveCorp. (b)	3	442
Infosys Ltd.	15	281
InterDigital Inc.	10	825
Lam Research Corp.	2	339
MasterCard Inc. - Class A	1	147
Micron Technology Inc. (b) (c)	40	2,098
Microsoft Corp. (c)	24	2,362
MoneyGram International Inc. (b)	26	176
NCSoft Corp.	1	218
NetApp Inc. (c)	24	1,885
NetEase.com Inc. - ADR	2	445
NXP Semiconductors NV (b)	110	12,072
Oracle Corp. (c)	288	12,696
Orbotech Ltd. (b)	40	2,473
Pegatron Corp.	386	796
Perspecta Inc.	8	162
Red Hat Inc. (b)	2	296
SFA Engineering Corp.	16	472
Tata Consultancy Services Ltd.	23	634
TE Connectivity Ltd. (c)	28	2,514
Tencent Holdings Ltd. - ADR (g)	28	1,408
Teradata Corp. (b) (c)	5	197
Total System Services Inc.	11	913
Venture Corp. Ltd.	12	156
Verint Systems Inc. (b) (c)	1	46
VeriSign Inc. (b) (c)	3	412
VMware Inc. - Class A (b)	1	118
Western Digital Corp.	2	163
YY Inc. - Class A - ADS (b)	10	966
Zebra Technologies Corp. - Class A (b)	1	201
		101,712
Materials 2.4%
Alcoa Corp. (b)	7	306
	Shares/Par[1]	Value ($)
ALPEK SA de CV - Class I	520	773
Axalta Coating Systems Ltd. (b)	22	661
CF Industries Holdings Inc. (c)	48	2,136
Domtar Corp.	25	1,179
DowDuPont Inc.	—	6
Freeport-McMoRan Inc. - Class B (c)	60	1,029
Glencore Plc	216	1,028
HeidelbergCement AG	7	570
Honam Petrochemical Corp.	1	444
Huntsman Corp. (c) (j)	148	4,301
Ivanhoe Mines Ltd. - Class A (b)	133	273
LafargeHolcim Ltd.	27	1,323
Louisiana-Pacific Corp. (c)	54	1,462
Lundin Mining Corp.	163	909
LyondellBasell Industries NV - Class A	11	1,175
Mexichem SAB de CV	260	752
MMC Norilsk Nickel - ADR	3	52
Newmont Mining Corp.	14	528
Norbord Inc.	16	666
Owens-Illinois Inc. (b)	64	1,068
Petra Diamonds Ltd. (b) (g)	873	647
Rio Tinto Plc	20	1,112
Syrah Resources Ltd. (b)	185	398
Teck Resources Ltd. - Class B	25	636
United States Steel Corp.	11	383
Valencia Bidco LLC (b) (d)	188	214
West China Cement Ltd.	4,506	719
		24,750
Real Estate 2.3%
Atrium European Real Estate Ltd.	195	882
CFE Capital S de RL de CV	488	428
CIBanco SA Institucion de Banca Multiple (b)	3	3
Concentradora Fibra Danhos SA de CV	3	5
CoreCivic Inc.	13	308
Country Garden Holdings Co. Ltd.	93	164
CubeSmart (c)	57	1,837
EastGroup Properties Inc.	12	1,166
Emaar Malls Group PJSC	1,185	690
Equity Lifestyle Properties Inc.	9	800
Extra Space Storage Inc. (c)	21	2,136
Filinvest Land Inc.	7,369	194
Frasers Property Ltd.	133	161
GGP Inc. (j)	161	3,294
Gramercy Property Trust (c)	129	3,511
Host Hotels & Resorts Inc. (c)	88	1,848
Jones Lang LaSalle Inc. (c)	11	1,751
Link REIT	37	342
MTGE Investment Corp.	4	72
National Health Investors Inc.	9	648
Park Hotels & Resorts Inc.	9	279
ProLogis Inc.	12	775
Realogy Holdings Corp.	20	461
SBA Communications Corp. (b) (c)	9	1,453
SL Green Realty Corp.	6	593
Swire Pacific Ltd. - Class A	34	366
Xenia Hotels & Resorts Inc.	5	119
		24,286
Telecommunication Services 0.8%
AT&T Inc.	36	1,147
Bharti Airtel Ltd.	153	853
CenturyLink Inc. (j)	18	343
China Mobile Ltd. - ADR	41	1,816
KT Corp. - ADR (c)	110	1,464
LG Uplus Corp.	120	1,511
Mobile Telesystems PJSC - ADR	45	399
Telkom SA Ltd. (g)	181	646
T-Mobile US Inc. (b)	8	468
		8,647
Utilities 0.2%
Cia de Saneamento Basico do Estado de Sao Paulo	33	201
FirstEnergy Corp.	6	223
Gujarat State Petronet Ltd. (f)	235	620
NRG Energy Inc.	5	163
Pampa Energia SA - ADR (b)	7	239

See accompanying Notes to Financial Statements.

165

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
PG&E Corp.	25	1,060
		2,506
Total Common Stocks (cost $464,679)		486,286
PREFERRED STOCKS 0.8%
Consumer Discretionary 0.1%
Porsche Automobil Holding SE (k)	11	709
Energy 0.1%
Berry Petroleum Co. (b)	—	—
Berry Petroleum Corp. - Series A	2	25
Nabors Industries Ltd. (b) (k)	5	210
Petroleo Brasileiro SA (k)	33	148
Sanchez Energy Corp., 6.50% (k) (l)	5	93
Sanchez Energy Corp. - Series A, 4.88% (k) (l)	9	136
Surgutneftegas OAO	280	141
		753
Financials 0.3%
Ditech Holding Corp. (b) (k) (l) (m)	—	26
Enstar Group Ltd., 7.00%, (callable at 25 begininng 09/01/28) (l)	56	1,415
Itau Unibanco Holding SA (k)	85	878
Sberbank of Russia	141	419
		2,738
Industrials 0.1%
Fortive Corp. - Series A, 5.00%, 07/01/21 (k)	1	1,035
Information Technology 0.1%
Samsung Electronics Co. Ltd.	34	1,153
Real Estate 0.1%
Colony Capital Inc., 8.75%, (callable at 25 begininng 05/15/19) (l)	47	1,219
LaSalle Hotel Properties - Series I, 6.38%, (callable at 25 beginning 08/09/18) (l)	8	199
		1,418
Total Preferred Stocks (cost $8,304)		7,806
RIGHTS 0.0%
Big Rock Partners Acquisition Corp. (b)	61	24
Bison Capital Acquisition Corp. (b)	58	19
Black Ridge Acquisition Corp. (b)	45	13
CM Seven Star Acquisition Corp. (b)	131	42
GigCapital Inc. (b)	162	73
Modern Media Acquisition Corp. (b)	166	86
Nexstar Broadcasting Inc. (b) (d)	127	13
Pensare Acquisition Corp. (b)	91	41
Total Rights (cost $245)		311
WARRANTS 0.0%
Big Rock Partners Acquisition Corp. (b)	30	11
Bison Capital Acquisition Corp. (b)	29	10
Black Ridge Acquisition Corp. (b)	45	11
CM Seven Star Acquisition Corp. (b)	65	24
Ditech Holding Corp. (b) (h)	2	5
Ditech Holding Corp. (b) (h)	3	7
Federal Street Acquisition Corp. (b)	7	9
GigCapital Inc. (b)	121	55
Modern Media Acquisition Corp. (b)	83	54
Pensare Acquisition Corp. (b)	46	29
TORM A/S (b) (h)	4	—
Urbi Desarrollos Urbanos SAB de CV (b) (h)	14	2
Vista Oil & Gas SAB de CV (b) (d) (f)	32	6
Total Warrants (cost $219)		223
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 1.0%
Adjustable Rate Mortgage Trust
Series 2004-CB1-2, REMIC, 3.24%, (1M US LIBOR + 1.15%), 02/25/35 (n)	448	380
Applebee's Funding LLC
Series 2014-A2-1, 4.28%, 09/05/21 (o)	546	541
Avis Budget Rental Car Funding AESOP LLC
Series 2017-A-2A, 2.97%, 03/20/23 (o)	230	224
Banc of America Funding Trust
Series 2015-9A2-R2, REMIC, 2.48%, 07/27/27 (n) (o)	1,084	912
	Shares/Par[1]	Value ($)
Chevy Chase Funding LLC Mortgage Backed-Certificates
Series 2004-B1-2A, REMIC, 2.39%, 05/25/35 (n) (o)	408	326
CHL Mortgage Pass-Through Trust
Series 2005-2A1-9, REMIC, 2.53%, (1M US LIBOR + 0.44%), 05/25/35 (n)	36	30
CIT Mortgage Loan Trust
Series 2007-1M1-1, REMIC, 3.59%, (1M US LIBOR + 1.50%), 02/25/23 (n) (o)	600	604
Citicorp Residential Mortgage Trust
Series 2007-M1-1, REMIC, 5.45%, 03/25/37 (p)	370	379
Conseco Financial Corp.
Series 1996-M1-4, REMIC, 7.75%, 06/15/27	378	384
Countrywide Asset-Backed Certificates
Series 2003-3A-2, REMIC, 2.60%, (1M US LIBOR + 0.50%), 08/26/33 (n)	183	175
Fannie Mae Connecticut Avenue Securities
Series 2015-2M2-C03, 7.09%, (1M US LIBOR + 5.00%), 07/25/25 (n) (o)	141	157
Series 2016-1M2-C04, 6.34%, (1M US LIBOR + 4.25%), 01/25/29 (n) (o)	260	294
Series 2017-1M2-C01, 5.64%, (1M US LIBOR + 3.55%), 07/25/29 (n) (o)	530	574
Series 2017-1B1-C01, 7.84%, (1M US LIBOR + 5.75%), 07/25/29 (n) (o)	270	322
Flagstar Mortgage Trust
Series 2018-A4-2, 3.50%, 04/25/48 (n) (o)	98	96
GreenPoint Mortgage Funding Trust
Series 2005-2A1-AR5, REMIC, 2.65%, (1M US LIBOR + 0.28%), 11/25/45 (n)	584	412
GS Mortgage Securities Corp. II
Series 2018-C-SRP5, REMIC, 5.73%, (1M US LIBOR + 3.75%), 06/09/21 (n) (o)	718	718
Hertz Vehicle Financing II LP
Series 2015-B-1A, 3.52%, 03/25/21 (o)	210	209
Hertz Vehicle Financing LLC
Series 2016-C-1A, 4.75%, 03/25/19 (o)	350	350
Series 2017-B-1A, 3.56%, 10/25/20 (o)	370	368
Series 2017-C-1A, 5.27%, 10/25/20 (o)	250	254
Series 2018-A-1A, 3.29%, 02/25/23 (o)	230	225
LSTAR Securities Investment Trust
Series 2018-A2-2, 4.48%, (1M US LIBOR + 2.50%), 04/01/20 (n) (o)	380	399
National Collegiate Student Loan Trust
Series 2004-A51-2, 2.57%, (1M US LIBOR + 0.48%), 12/26/33 (n)	237	233
Nelnet Student Loan Trust
Series 2008-A4-4, 3.84%, (3M US LIBOR + 1.48%), 04/25/24 (n)	129	130
RAMP Trust
Series 2006-M1-RZ3, REMIC, 2.44%, (1M US LIBOR + 0.35%), 08/25/36 (n)	350	344
RBSSP Resecuritization Trust
Series 2010-6A2-4, REMIC, 5.83%, 02/26/36 (o) (p)	398	386
SLM Student Loan Trust
Series 2008-A4-6, 3.46%, (3M US LIBOR + 1.10%), 07/25/23 (n)	160	161
Series 2008-A4-5, 4.06%, (3M US LIBOR + 1.70%), 07/25/23 (n)	109	111
Wachovia Bank Commercial Mortgage Trust
Series 2007-AJ-C33, REMIC, 6.21%, 02/15/51 (n)	1,110	1,109
Total Non-U.S. Government Agency Asset-Backed Securities (cost $10,336)		10,807
CORPORATE BONDS AND NOTES 20.0%
Consumer Discretionary 1.8%
1011778 B.C. Unlimited Liability Co.
5.00%, 10/15/25 (o)	70	66
Altice SA
7.75%, 05/15/22 (o)	666	644
Amazon.com Inc.
4.95%, 12/05/44	40	44
4.05%, 08/22/47	510	498
4.25%, 08/22/57	630	621

See accompanying Notes to Financial Statements.

166

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
American Axle & Manufacturing Inc.
6.63%, 10/15/22	65	67
CCO Holdings LLC
5.38%, 05/01/25 (o)	70	68
5.75%, 02/15/26 (o)	10	10
5.13%, 05/01/27 (o)	70	65
Charter Communications Operating LLC
4.20%, 03/15/28	220	206
5.38%, 04/01/38	90	85
6.83%, 10/23/55	380	409
Chegg Inc.
0.25%, 05/15/23 (c) (k) (o)	459	549
China Lodging Group Ltd.
0.38%, 11/01/22 (c) (k) (o)	688	775
CSC Holdings LLC
5.25%, 06/01/24	591	559
DISH DBS Corp.
7.88%, 09/01/19	50	52
6.75%, 06/01/21	10	10
5.88%, 11/15/24	40	34
Eagle Intermediate Global Holding BV
7.50%, 05/01/25 (o)	1,098	1,098
Great Canadian Gaming Corp.
6.63%, 07/25/22, CAD (o)	1,460	1,137
Hanesbrands Inc.
4.63%, 05/15/24 (o)	80	78
Laureate Education Inc.
8.25%, 05/01/25 (o)	1,052	1,126
LHMC Finco SARL
5.75%, (3M EURIBOR + 5.75%), 12/20/23, EUR (n) (o)	830	948
Liberty Expedia Holdings Inc.
1.00%, 06/30/47 (c) (k)	452	448
Liberty Interactive LLC
4.00%, 11/15/29 (c) (k)	1,548	1,074
Liberty Media Corp.
3.75%, 02/15/30 (c) (k)	1,371	942
LTF Merger Sub Inc.
8.50%, 06/15/23 (o)	560	583
Myriad International Holdings BV
4.85%, 07/06/27 (o)	350	343
Netflix Inc.
5.50%, 02/15/22	10	10
Numericable - SFR SA
7.38%, 05/01/26 (o)	210	205
Numericable Group SA
6.25%, 05/15/24 (o)	200	194
Rent-A-Center Inc.
6.63%, 11/15/20	432	433
4.75%, 05/01/21	578	577
Restoration Hardware Holdings Inc.
0.00%, 06/15/19 (c) (k) (m)	288	364
RH Corp.
0.00%, 06/15/23 (c) (k) (m) (o)	459	428
Scientific Games International Inc.
10.00%, 12/01/22	749	799
Time Warner Cable Inc.
7.30%, 07/01/38	20	23
Tribune Media Co.
5.88%, 07/15/22	87	88
Unitymedia Hessen GmbH & Co. KG
5.00%, 01/15/25 (o)	2,695	2,732
William Lyon Homes Inc.
5.88%, 01/31/25	70	66
		18,458
Consumer Staples 0.7%
BAT Capital Corp.
3.56%, 08/15/27 (o)	110	102
4.54%, 08/15/47 (o)	260	243
Cott Holdings Inc.
5.50%, 04/01/25 (o)	40	39
Energizer Gamma Acquisition BV
6.38%, 07/15/26 (o)	223	227
Herbalife Ltd.
2.00%, 08/15/19 (c) (k)	434	561
	Shares/Par[1]	Value ($)
2.63%, 03/15/24 (c) (k) (o)	901	955
HRG Group Inc.
7.75%, 01/15/22	3,171	3,274
Kraft Heinz Foods Co.
4.13%, 07/01/27, GBP	280	398
5.20%, 07/15/45	60	58
Lamb Weston Holdings Inc.
4.88%, 11/01/26 (o)	40	39
Pilgrim's Pride Corp.
5.88%, 09/30/27 (o)	590	549
Rite Aid Corp.
6.13%, 04/01/23 (o)	1,013	1,028
		7,473
Energy 2.2%
Alta Mesa Holdings LP
7.88%, 12/15/24	582	617
Anadarko Petroleum Corp.
3.45%, 07/15/24	50	48
4.50%, 07/15/44	100	93
Apache Corp.
4.75%, 04/15/43	380	361
Blue Racer Midstream LLC
6.13%, 11/15/22 (o)	110	111
Chesapeake Energy Corp.
5.75%, 03/15/23	160	153
8.00%, 01/15/25	380	387
5.50%, 09/15/26 (c) (k)	917	932
CITGO Holding Inc.
10.75%, 02/15/20 (o)	2,324	2,477
CONSOL Energy Inc.
8.00%, 04/01/23	200	213
Corral Petroleum Holdings AB
13.25%, 05/15/21, EUR (q)	101	124
DCP Midstream LLC
6.75%, 09/15/37 (o)	110	117
Devon Energy Corp.
5.85%, 12/15/25	190	209
5.00%, 06/15/45	50	51
Ecopetrol SA
4.13%, 01/16/25	370	357
5.38%, 06/26/26	50	51
5.88%, 09/18/23 - 05/28/45	470	475
Energy Ventures Gom LLC
11.00%, 02/15/23 (o)	599	635
Ensco Plc
8.00%, 01/31/24	37	37
Enterprise Products Operating LLC
5.38%, 02/15/78	70	64
EP Energy LLC
6.38%, 06/15/23	180	124
8.00%, 02/15/25 (o)	120	93
Exxon Mobil Corp.
4.11%, 03/01/46	130	132
FTS International Inc.
6.25%, 05/01/22	1,191	1,201
Fugro NV
4.00%, 10/26/21, EUR (k)	900	1,035
Genesis Energy LP
6.75%, 08/01/22	110	112
Golar LNG Ltd.
2.75%, 02/15/22 (c) (k)	923	1,006
Green Plains Inc.
3.25%, 10/01/18 (c) (k)	2,110	2,174
4.13%, 09/01/22 (c) (k)	917	908
Halliburton Co.
3.80%, 11/15/25	30	30
4.85%, 11/15/35	150	155
Kerr-McGee Corp.
6.95%, 07/01/24	120	136
Kinder Morgan Energy Partners LP
3.50%, 09/01/23	60	58
4.25%, 09/01/24	60	60
Kinder Morgan Inc.
5.30%, 12/01/34	40	39

See accompanying Notes to Financial Statements.

167

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
McDermott Escrow 1 Inc.
10.63%, 05/01/24 (o)	627	653
MEG Energy Corp.
7.00%, 03/31/24 (o)	70	65
MPLX LP
4.88%, 12/01/24 - 06/01/25	220	227
Noble Energy Inc.
3.85%, 01/15/28	150	143
Oasis Petroleum Inc.
6.88%, 03/15/22	67	68
2.63%, 09/15/23 (c) (k)	458	594
Occidental Petroleum Corp.
4.63%, 06/15/45	60	63
4.40%, 04/15/46	20	20
4.10%, 02/15/47	90	88
Petroleos Mexicanos
6.38%, 01/23/45	390	359
QEP Resources Inc.
5.25%, 05/01/23	30	30
Range Resources Corp.
5.88%, 07/01/22	50	51
4.88%, 05/15/25	100	94
Rockies Express Pipeline LLC
5.63%, 04/15/20 (o)	100	102
6.88%, 04/15/40 (o)	110	126
RSP Permian Inc.
6.63%, 10/01/22	20	21
Schlumberger Holdings Corp.
4.00%, 12/21/25 (o)	180	179
SEACOR Holdings Inc.
3.00%, 11/15/28 (c) (k)	895	867
SM Energy Co.
1.50%, 07/01/21 (c) (k)	321	330
Southwestern Energy Co.
7.50%, 04/01/26	290	300
7.75%, 10/01/27	290	301
Summit Midstream Holdings LLC
5.50%, 08/15/22	30	29
Targa Resources Partners LP
4.25%, 11/15/23	270	259
Teekay Corp.
5.00%, 01/15/23 (c) (k) (o)	604	573
Teine Energy Ltd.
6.88%, 09/30/22 (o)	60	61
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26	170	207
Transocean Guardian Ltd.
5.88%, 01/15/24 (o)	566	564
Tullow Oil Plc
7.00%, 03/01/25 (o)	1,395	1,321
Whiting Petroleum Corp.
6.25%, 04/01/23	50	52
6.63%, 01/15/26 (o)	130	134
Williams Cos. Inc.
7.50%, 01/15/31	40	48
8.75%, 03/15/32	140	182
WPX Energy Inc.
8.25%, 08/01/23	170	193
		23,079
Financials 5.5%
ABN AMRO Bank NV
4.75%, (callable at 100 begininng 09/22/27), EUR (l)	900	1,000
5.75%, (callable at 100 beginning 09/22/20), EUR (l)	600	740
Algeco Scotsman Global Finance Plc
6.50%, 02/15/23, EUR	730	866
Ally Financial Inc.
8.00%, 11/01/31	20	24
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26	270	264
4.90%, 02/01/46	80	82
BAC Capital Trust XIV
4.00%, (3M US LIBOR + 0.40%), (callable at 100 beginning 07/26/18) (l) (n)	1,540	1,357
	Shares/Par[1]	Value ($)
Banco Bilbao Vizcaya Argentaria SA
6.13%, (callable at 100 beginning 11/16/27) (k) (l)	200	178
8.88%, (callable at 100 beginning 04/14/21), EUR (l)	200	261
Banco Mercantil del Norte SA
7.63%, (callable at 100 beginning 01/10/28) (l) (o)	200	199
Banco Santander SA
6.25%, (callable at 100 beginning 09/11/21), EUR (l)	500	614
Bank of America Corp.
6.10%, (callable at 100 beginning 03/17/25) (l)	50	52
6.25%, (callable at 100 beginning 09/05/24) (l)	250	261
Barclays Bank Plc
7.63%, 11/21/22	200	215
Barclays Plc
8.00%, (callable at 100 beginning 12/15/20), EUR (k) (l)	500	646
4.97%, 05/16/29 (k) (n)	210	208
BlueLine Rental Finance Corp.
9.25%, 03/15/24 (o)	1,554	1,653
BNP Paribas SA
6.13%, (callable at 100 beginning 06/17/22), EUR (l)	260	330
7.38%, (callable at 100 beginning 08/19/25) (l) (o)	200	204
BPCE SA
2.75%, 11/30/27, EUR (n)	500	611
Citigroup Inc.
5.95%, (callable at 100 beginning 05/15/25) (l)	2,030	2,046
4.60%, 03/09/26	210	210
4.45%, 09/29/27	200	197
8.13%, 07/15/39	51	72
5.30%, 05/06/44	170	175
Compass Bank
3.88%, 04/10/25	280	270
Cooperatieve Rabobank U.A.
6.63%, (callable at 100 beginning 06/29/21), EUR (l)	400	524
Cowen Inc.
3.00%, 12/15/22 (c) (k) (o)	899	924
Credit Agricole SA
6.50%, (callable at 100 beginning 06/23/21), EUR (l)	250	314
8.13%, (callable at 100 beginning 12/23/25) (l) (o)	200	211
Credit Suisse Group Funding Guernsey Ltd.
4.88%, 05/15/45	300	297
Danske Bank A/S
5.88%, (callable at 100 beginning 04/06/22), EUR (l)	460	583
Diamond 1 Finance Corp.
3.48%, 06/01/19 (o)	300	301
Ditech Holding Corp.
9.00%, 12/31/24 (q)	93	77
EA Partners II BV
6.75%, 06/01/21	1,466	1,017
Element Financial Corp.
5.13%, 06/30/19, CAD (c) (k)	1,609	1,202
Encore Capital Group Inc.
2.88%, 03/15/21 (c) (k)	628	580
3.25%, 03/15/22 (c) (k)	1,898	1,919
EzCorp Inc.
2.13%, 06/15/19 (c) (k) (p)	2,029	2,032
EZCorp Inc.
2.38%, 05/01/25 (c) (k) (o)	812	791
Forest City Enterprises Inc.
4.25%, 08/15/18 (c) (k)	1,455	1,615
3.63%, 08/15/20 (c) (k)	529	588
Freedom Mortgage Corp.
8.25%, 04/15/25 (o)	1,824	1,796
General Electric Capital Corp.
5.88%, 01/14/38	200	227
6.88%, 01/10/39	150	189
Glencore Funding LLC
2.88%, 04/16/20 (o)	100	99
3.88%, 10/27/27 (o)	120	112

See accompanying Notes to Financial Statements.

168

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Goldman Sachs Capital II
4.00%, (3M US LIBOR + 0.77%), (callable at 100 beginning 08/10/18) (l) (n)	18	15
Goldman Sachs Capital III
4.00%, (3M US LIBOR + 0.77%), (callable at 100 beginning 08/10/18) (l) (n)	13	11
Goldman Sachs Group Inc.
6.75%, 10/01/37	190	225
5.15%, 05/22/45	490	487
4.75%, 10/21/45	60	59
GSV Capital Corp.
4.75%, 03/28/23 (c) (k)	91	87
Hope Bancorp Inc.
2.00%, 05/15/38 (c) (k) (o)	905	882
HSBC Holdings Plc
4.75%, (callable at 100 beginning 07/04/29), EUR (l)	920	1,058
6.25%, (callable at 100 beginning 03/23/23) (k) (l)	200	196
6.38%, (callable at 100 beginning 09/17/24) (k) (l)	200	196
6.50%, (callable at 100 beginning 03/23/28) (k) (l)	757	725
4.58%, 06/19/29 (k)	600	605
ING Groep NV
2.50%, 02/15/29, EUR (n)	300	359
Intesa Sanpaolo SpA
7.00%, (callable at 100 beginning 01/19/21), EUR (l)	500	595
7.75%, (callable at 100 beginning 01/11/27), EUR (l)	800	1,005
3.88%, 01/12/28 (o)	500	429
KBC Group NV
1.88%, 03/11/27, EUR (n)	300	357
KCA Deutag UK Finance Plc
9.88%, 04/01/22 (o)	797	824
Petrobras Global Finance BV
7.38%, 01/17/27	280	280
6.00%, 01/27/28 (o)	50	45
6.85%, 06/05/15	640	537
Portfolio Recovery Associates Inc.
3.00%, 08/01/20 (c) (k)	1,088	1,047
PRA Group Inc.
3.50%, 06/01/23 (c) (k)	1,132	1,200
Quicken Loans Inc.
5.75%, 05/01/25 (o)	40	39
Redwood Trust Inc.
4.75%, 08/15/23 (c) (k)	505	488
5.63%, 07/15/24 (c) (k)	229	226
Royal Bank of Scotland Group Plc
5.13%, 05/28/24	380	383
4.52%, 06/25/24 (k) (n)	400	400
RWT Holdings Inc.
5.63%, 11/15/19 (c) (k)	955	967
Santander UK Group Holdings Plc
5.63%, 09/15/45 (o)	200	205
Societe Generale SA
6.75%, (callable at 100 begininng 04/06/28) (l) (o)	1,230	1,132
2.50%, 09/16/26, EUR (n)	500	602
Solera LLC
10.50%, 03/01/24 (o)	1,590	1,766
Springleaf Finance Corp.
6.88%, 03/15/25	1,220	1,212
Stichting AK Rabobank Certificaten
6.50%, EUR (l) (p)	1,046	1,445
Teachers Insurance & Annuity Association of America
4.90%, 09/15/44 (o)	300	315
UBS Group AG
5.75%, (callable at 100 beginning 02/19/22), EUR (l)	200	252
6.88%, (callable at 100 beginning 08/07/25) (l)	1,080	1,088
7.00%, (callable at 100 beginning 02/19/25) (l)	200	203
UniCredit SpA
6.63%, (callable at 100 beginning 06/03/23), EUR (l)	890	1,029
Virgin Media Receivables Financing Notes I DAC
5.50%, 09/15/24, GBP	1,620	2,101
Virgin Media Secured Finance Plc
5.50%, 08/15/26 (o)	200	188
	Shares/Par[1]	Value ($)
Viridian Group FinanceCo Plc
4.75%, 09/15/24, GBP	910	1,107
Wachovia Capital Trust III
5.57%, (3M US LIBOR + 0.93%), (callable at 100 beginning 08/10/18) (l) (n)	2,035	2,015
Wand Merger Corp.
8.13%, 07/15/23 (o)	684	693
9.13%, 07/15/26 (o)	456	461
Wells Fargo & Co.
5.88%, (callable at 100 beginning 06/15/25) (l)	101	104
3.55%, 09/29/25	60	58
4.30%, 07/22/27	150	148
4.65%, 11/04/44	120	113
4.40%, 06/14/46	180	165
4.75%, 12/07/46	50	48
		58,310
Health Care 2.7%
Actavis Funding SCS
4.55%, 03/15/35	10	9
Alder Biopharmaceuticals Inc.
2.50%, 02/01/25 (c) (k)	461	480
Allscripts Healthcare Solutions Inc.
1.25%, 07/01/20 (c) (k)	890	901
AMAG Pharmaceuticals Inc.
3.25%, 06/01/22 (c) (k)	476	493
Amicus Therapeutics Inc.
3.00%, 12/15/23 (c) (k)	1,405	3,737
Amsurg Corp.
5.63%, 07/15/22	321	327
Becton Dickinson & Co.
3.70%, 06/06/27	270	256
Canopy Growth Corp.
4.25%, 07/15/23, CAD (k) (o)	825	627
Cardinal Health Inc.
3.41%, 06/15/27	110	101
Catholic Health Initiatives
4.35%, 11/01/42	270	255
Centene Corp.
4.75%, 01/15/25	130	129
Corium International Inc.
5.00%, 03/15/25 (c) (k) (o)	633	529
CVS Health Corp.
4.78%, 03/25/38	140	138
5.05%, 03/25/48	700	709
DaVita HealthCare Partners Inc.
5.75%, 08/15/22	50	51
5.13%, 07/15/24	10	10
DJO Finco LLC
8.13%, 06/15/21 (o)	300	304
Evolent Health Inc.
2.00%, 12/01/21 (c) (k)	688	783
Hackensack Meridian Health Inc.
4.21%, 07/01/48	90	91
HCA Inc.
5.38%, 02/01/25	40	39
5.25%, 06/15/26	60	60
4.50%, 02/15/27	50	47
5.50%, 06/15/47	10	9
Insulet Corp.
1.38%, 11/15/24 (c) (k)	459	518
Invacare Corp.
5.00%, 02/15/21 (c) (k)	1,474	1,907
Kindred Healthcare Inc.
6.38%, 04/15/22	1,420	1,465
Ligand Pharmaceuticals Inc.
0.75%, 05/15/23 (c) (k)	462	480
Medicines Co.
2.50%, 01/15/22 (c) (k)	770	927
Neurocrine Biosciences Inc.
2.25%, 05/15/24 (c) (k)	461	664
Nipro Corp.
0.00%, 01/29/21, JPY (k) (m)	60,000	575
Pacira Pharmaceuticals Inc.
2.38%, 04/01/22 (c) (k)	954	890

See accompanying Notes to Financial Statements.

169

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
PDL BioPharma Inc.
2.75%, 12/01/21 (c) (k)	883	810
Radius Health Inc.
3.00%, 09/01/24 (c) (k)	1,074	996
RegionalCare Hospital Partners Holdings Inc.
8.25%, 05/01/23 (o)	1,070	1,128
Repligen Corp.
2.13%, 06/01/21 (c) (k)	563	871
Teladoc Inc.
3.00%, 12/15/22 (c) (k)	450	668
1.38%, 05/15/25 (c) (k) (o)	459	573
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/21	70	65
Theravance Biopharma Inc.
3.25%, 11/01/23 (c) (k)	550	540
Theravance Inc.
2.13%, 01/15/23 (c) (k)	1,485	1,449
Universal Hospital Services Inc.
7.63%, 08/15/20	20	20
Valeant Pharmaceuticals International Inc.
7.50%, 07/15/21 (o)	150	152
6.75%, 08/15/21 (o)	290	293
5.63%, 12/01/21 (o)	80	79
5.50%, 03/01/23 - 11/01/25 (o)	200	189
5.88%, 05/15/23 (o)	854	802
7.00%, 03/15/24 (o)	110	115
6.13%, 04/15/25 (o)	1,230	1,132
9.00%, 12/15/25 (o)	70	73
9.25%, 04/01/26 (o)	570	592
8.50%, 01/31/27 (o)	10	10
Wright Medical Group Inc.
2.00%, 02/15/20 (c) (k)	138	149
Wright Medical Group NV
1.63%, 06/15/23 (c) (k) (o)	459	455
		28,672
Industrials 1.2%
ADT Corp.
3.50%, 07/15/22	790	740
Airbus SE
0.00%, 06/14/21, EUR (k) (m)	500	737
ANA Holdings Inc
0.00%, 09/16/22, JPY (k) (m)	50,000	457
Atlas Air Worldwide Holdings Inc.
1.88%, 06/01/24 (c) (k)	917	1,213
Bombardier Inc.
7.75%, 03/15/20 (o)	102	108
5.75%, 03/15/22 (o)	100	100
6.00%, 10/15/22 (o)	100	100
6.13%, 01/15/23 (o)	200	200
7.50%, 03/15/25 (o)	400	416
Chart Industries Inc.
1.00%, 11/15/24 (c) (k) (o)	660	805
International Lease Finance Corp.
6.25%, 05/15/19	80	82
Kaman Corp.
3.25%, 05/01/24 (c) (k)	710	857
Mirait Holdings Corp.
0.00%, 12/30/21, JPY (k) (m)	40,000	462
Navistar International Corp.
4.50%, 10/15/18 (c) (k)	1,990	2,005
4.75%, 04/15/19 (c) (k)	1,165	1,199
Ope Kag Finance Sub Inc.
7.88%, 07/31/23 (o)	1,102	1,125
Park Aerospace Holdings Ltd.
5.25%, 08/15/22 (o)	50	50
5.50%, 02/15/24 (o)	70	69
Patrick Industries Inc.
1.00%, 02/01/23 (c) (k) (o)	462	428
Team Inc.
5.00%, 08/01/23 (c) (k) (o)	894	1,148
United Rentals North America Inc.
5.75%, 11/15/24	120	122
5.88%, 09/15/26	70	70
	Shares/Par[1]	Value ($)
Xerium Technologies Inc.
9.50%, 08/15/21	416	439
XPO CNW Inc.
6.70%, 05/01/34	90	91
		13,023
Information Technology 2.8%
Akamai Technologies Inc.
0.13%, 05/01/25 (c) (k) (o)	918	920
Alteryx Inc.
0.50%, 06/01/23 (c) (k) (o)	459	503
Atlassian Inc.
0.63%, 05/01/23 (c) (k) (o)	905	935
Blackboard Inc.
9.75%, 10/15/21 (o)	816	599
CalAmp Corp.
1.63%, 05/15/20 (c) (k)	925	986
Carbonite Inc.
2.50%, 04/01/22 (c) (k)	779	1,157
Coupa Software Inc.
0.38%, 01/15/23 (c) (k) (o)	462	691
CSG Systems International Inc.
4.25%, 03/15/36 (c) (k)	693	731
Electronics For Imaging Inc.
0.75%, 09/01/19 (c) (k)	46	46
Envestnet Inc.
1.75%, 12/15/19 (c) (k)	458	482
1.75%, 06/01/23 (c) (k) (o)	918	946
Everbridge Inc.
1.50%, 11/01/22 (c) (k)	92	138
Five9 Inc.
0.13%, 05/01/23 (c) (k) (o)	452	474
GDS Holdings Ltd.
2.00%, 06/01/25 (c) (k) (o)	918	950
Guidewire Software Inc.
1.25%, 03/15/25 (c) (k)	459	466
HubSpot Inc.
0.25%, 06/01/22 (c) (k)	688	980
Integrated Device Technology Inc.
0.88%, 11/15/22 (c) (k)	459	523
j2 Global Inc.
3.25%, 06/15/29 (c) (k)	452	610
JDS Uniphase Corp.
0.63%, 08/15/33 (c) (k)	573	576
Knowles Corp.
3.25%, 11/01/21 (c) (k)	917	1,026
Microchip Technology Inc.
1.63%, 02/15/27 (c) (k)	1,126	1,316
Microsoft Corp.
3.30%, 02/06/27	230	227
3.70%, 08/08/46	90	87
MINDBODY Inc.
0.38%, 06/01/23 (c) (k) (o)	918	920
Momo Inc.
1.25%, 07/01/25 (k)	458	447
MongoDB Inc.
0.75%, 06/15/24 (c) (k) (o)	688	671
Okta Inc.
0.25%, 02/15/23 (c) (k) (o)	459	564
OSI Systems Inc.
1.25%, 09/01/22 (c) (k)	459	443
PROS Holdings Inc.
2.00%, 06/01/47 (c) (k)	229	226
RealPage Inc.
1.50%, 11/15/22 (c) (k)	688	975
Red Hat Inc.
0.25%, 10/01/19 (c) (k)	321	586
RingCentral Inc.
0.00%, 03/15/23 (c) (k) (m) (o)	461	492
Sea Ltd.
2.25%, 07/01/23 (c) (k) (o)	688	700
ServiceNow Inc.
0.00%, 06/01/22 (k) (m)	459	624
Square Inc.
0.50%, 05/15/23 (c) (k) (o)	923	984

See accompanying Notes to Financial Statements.

170

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Synaptics Inc.
0.50%, 06/15/22 (c) (k)	459	454
Twilio Inc.
0.25%, 06/01/23 (c) (k) (o)	459	476
Twitter Inc.
0.25%, 06/15/24 (c) (k) (o)	918	946
Veeco Instruments Inc.
2.70%, 01/15/23 (c) (k)	474	417
Verint Systems Inc.
1.50%, 06/01/21 (c) (k)	183	180
Vishay Intertechnology Inc.
2.25%, 06/15/25 (c) (k) (o)	916	899
2.25%, 05/15/41 (c) (k)	530	722
Western Digital Corp.
1.50%, 02/01/24 (c) (k) (o)	230	233
Wix.com Ltd.
0.00%, 07/01/23 (c) (k) (m) (o)	894	883
Workday Inc.
0.25%, 10/01/22 (c) (k) (o)	459	481
Zendesk Inc.
0.25%, 03/15/23 (c) (k) (o)	688	741
Zillow Group Inc.
1.50%, 07/01/23 (k)	492	492
		29,925
Materials 1.3%
AK Steel Corp.
5.00%, 11/15/19 (c) (k)	689	785
Anglo American Capital Plc
3.63%, 09/11/24 (o)	200	189
Baffinland Iron Mines Corp.
8.75%, 07/15/26 (o)	770	771
BHP Billiton Finance USA Ltd.
6.75%, 10/19/75 (n) (o)	200	217
Cemex SAB de CV
3.72%, 03/15/20 (c) (k)	1,147	1,150
Cleveland-Cliffs Inc.
1.50%, 01/15/25 (c) (k)	1,147	1,416
Cliffs Natural Resources Inc.
5.75%, 03/01/25	1,158	1,100
Endeavour Mining Corp.
3.00%, 02/15/23 (c) (k) (o)	422	427
First Majestic Silver Corp.
1.88%, 03/01/23 (c) (k) (o)	907	944
Mitsubishi Chemical Holdings Corp.
0.00%, 03/30/22 - 03/29/24, JPY (k) (m)	80,000	745
Momentive Performance Materials Inc.
3.88%, 10/24/21	3,173	3,331
4.69%, 04/24/22	590	632
SSR Mining Inc.
2.88%, 02/01/33 (c) (k)	642	634
United States Steel Corp.
6.25%, 03/15/26	1,029	1,019
Yamana Gold Inc.
4.63%, 12/15/27	100	96
		13,456
Real Estate 0.6%
American Residential Properties OP LP
3.25%, 11/15/18 (c) (k)	1,609	1,985
Colony NorthStar Inc.
3.88%, 01/15/21 (c) (k)	1,115	1,059
Starwood Waypoint Residential Trust
3.00%, 07/01/19 (c) (k)	2,035	2,560
WeWork Cos. Inc.
7.88%, 05/01/25	1,196	1,145
		6,749
Telecommunication Services 1.0%
Altice Finco SA
4.75%, 01/15/28, EUR	520	516
Avaya Holdings Corp.
2.25%, 06/15/23 (c) (k) (o)	921	898
CSC Holdings LLC
10.13%, 01/15/23 (o)	1,359	1,500
Frontier Communications Corp.
6.25%, 09/15/21	350	308
	Shares/Par[1]	Value ($)
Sprint Capital Corp.
8.75%, 03/15/32	1,238	1,324
Sprint Corp.
7.88%, 09/15/23	60	62
7.63%, 03/01/26	685	697
Sprint Nextel Corp.
11.50%, 11/15/21	60	71
Telesat Canada
8.88%, 11/15/24 (o)	1,042	1,121
T-Mobile USA Inc.
6.50%, 01/15/24	2,586	2,691
Verizon Communications Inc.
4.13%, 08/15/46	160	137
Vodafone Group Plc
4.38%, 05/30/28	280	276
5.25%, 05/30/48	40	40
ZPG Plc
3.75%, 07/15/23, GBP	657	893
		10,534
Utilities 0.2%
Enel Finance International SA
6.00%, 10/07/39 (o)	150	166
FirstEnergy Corp.
3.90%, 07/15/27	320	310
7.38%, 11/15/31	460	596
Kyushu Electric Power Co. Inc.
0.00%, 03/31/20 - 03/31/22, JPY (k) (m)	120,000	1,108
		2,180
Total Corporate Bonds And Notes (cost $208,735)		211,859
SENIOR LOAN INTERESTS 4.4%
Consumer Discretionary 1.3%
1011778 B.C. Unlimited Liability Co.
Term Loan B-3, 4.23%, (3M LIBOR + 2.25%), 02/15/24 (n)	1,384	1,376
American Axle & Manufacturing Inc.
Term Loan B, 4.35%, (3M LIBOR + 2.25%), 03/10/24 (n)	10	10
ARAMARK Services Inc.
Term Loan, 3.69%, (3M LIBOR + 1.75%), 03/01/25 (n)	50	50
Caesars Resort Collection LLC
1st Lien Term Loan B, 4.84%, (3M LIBOR + 2.75%), 09/28/24 (n)	139	139
Charter Communications Operating LLC
Term Loan B, 4.10%, (3M LIBOR + 2.00%), 04/30/25 (n)	1,570	1,567
Golden Nugget Inc.
Incremental Term Loan B, 4.80%, (3M LIBOR + 2.75%), 09/07/23 (n)	19	19
Incremental Term Loan B, 4.84%, (3M LIBOR + 2.75%), 10/04/23 (n)	24	24
Hilton Worldwide Finance LLC
Term Loan B-2, 3.84%, (3M LIBOR + 1.75%), 10/25/23 (n)	148	148
Laureate Education Inc.
Term Loan B, 0.00%, (3M LIBOR + 3.50%), 04/19/24 (n) (r)	680	679
Term Loan B, 5.48%, (3M LIBOR + 3.50%), 04/19/24 (n)	426	425
LTF Merger Sub Inc.
Term Loan B, 5.06%, (3M LIBOR + 2.75%), 06/22/22 (n)	1,639	1,632
MGM Growth Properies Operating Partnership LP
Term Loan B, 0.00%, (3M LIBOR + 2.00%), 04/25/23 (n) (r)	20	20
Michaels Stores Inc.
Term Loan B-1, 4.48%, (3M LIBOR + 2.50%), 01/27/23 (n)	17	17
Term Loan B-1, 4.56%, (3M LIBOR + 2.50%), 01/27/23 (n)	9	9
Term Loan B-1, 4.59%, (3M LIBOR + 2.50%), 01/27/23 (n)	8	8
Neiman Marcus Group Inc.
Term Loan, 5.26%, (3M LIBOR + 3.25%), 10/25/20 (n)	1,077	953

See accompanying Notes to Financial Statements.

171

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Numericable Group SA
Term Loan B-12, 5.35%, (3M LIBOR + 3.00%), 01/31/26 (n)	90	88
Promotora de Informaciones SA
Term Loan 2, 2.60%, (3M LIBOR + 2.60%), 12/13/18, EUR (n)	3,189	3,605
Scientific Games International Inc.
Term Loan B-5, 0.00%, (3M LIBOR + 2.75%), 08/14/24 (n) (r)	1,400	1,389
Term Loan B-5, 4.84%, (3M LIBOR + 2.75%), 08/14/24 (n)	30	30
Term Loan B-5, 4.92%, (3M LIBOR + 2.75%), 08/14/24 (n)	126	125
Sinclair Television Group Inc.
Term Loan B, 0.00%, (3M LIBOR + 2.25%), 12/11/24 (n) (r)	150	149
Socotec SA
Term Loan B-1, 3.25%, (3M LIBOR + 3.75%), 07/20/24, EUR (n)	280	325
Stada Arzneimittel AG
Term Loan C, 5.08%, (3M EURIBOR + 4.50%), 09/20/24, GBP (n)	34	44
Stars Group Holdings BV
Incremental Term Loan, 0.00%, (3M LIBOR + 3.00%), 06/29/25 (n) (r)	997	997
Univision Communications Inc.
Term Loan C-5, 4.84%, (3M LIBOR + 2.75%), 03/15/24 (n)	179	172
		14,000
Consumer Staples 0.5%
Energizer Holdings Inc.
Term Loan B, 0.00%, (3M LIBOR + 2.25%), 06/19/25 (n) (r)	792	792
Post Holdings Inc.
Incremental Term Loan, 4.10%, (3M LIBOR + 2.00%), 05/24/24 (n)	694	689
Refresco Group BV
Term Loan B-2, 4.64%, (3M LIBOR + 4.00%), 12/13/24, GBP (n)	1,027	1,342
Term Loan B-3, 5.59%, (3M LIBOR + 3.25%), 12/13/24 (n)	390	389
Sigma Bidco BV
Term Loan B, 0.00%, (3M LIBOR + 4.00%), 03/07/25, GBP (n) (r)	1,320	1,711
		4,923
Energy 0.6%
California Resources Corp.
1st Lien Term Loan, 0.00%, (3M LIBOR + 4.75%), 11/08/22 (n) (r)	675	686
1st Lien Term Loan, 6.84%, (3M LIBOR + 4.75%), 11/08/22 (n)	1,233	1,254
Chesapeake Energy Corp.
Term Loan, 9.59%, (3M LIBOR + 7.50%), 08/16/21 (n)	506	529
Term Loan, 0.00%, (3M LIBOR + 7.50%), 08/23/21 (n) (r)	1,100	1,150
Fieldwood Energy LLC
2nd Lien Term Loan, 9.23%, (1M LIBOR + 7.25%), 04/11/23 (n)	2,270	2,192
Gavilan Resources LLC
2nd Lien Term Loan, 8.09%, (3M LIBOR + 6.00%), 02/24/24 (n)	893	876
TEX Operations Co. LLC
Term Loan B, 3.98%, (3M LIBOR + 2.00%), 08/04/23 (n)	8	8
		6,695
Financials 0.4%
Eircom Finco SARL
Term Loan B-6, 3.25%, (3M LIBOR + 3.25%), 05/31/22, EUR (n)	2,260	2,609
Level 3 Financing Inc.
Term Loan B, 4.33%, (3M LIBOR + 2.25%), 02/16/24 (n)	2,046	2,038
		4,647
	Shares/Par[1]	Value ($)
Health Care 0.5%
Change Healthcare Holdings Inc.
Term Loan B, 4.73%, (3M LIBOR + 2.75%), 02/02/24 - 02/03/24 (n)	124	124
Envision Healthcare Corp.
Term Loan B, 5.10%, (3M LIBOR + 3.00%), 12/01/23 (n)	590	589
Jaguar Holding Co. II
Term Loan, 0.00%, (3M LIBOR + 2.50%), 08/18/22 (n) (r)	—	—
Term Loan, 4.48%, (3M LIBOR + 2.50%), 08/18/22 (n)	95	94
Term Loan, 4.80%, (3M LIBOR + 2.50%), 08/18/22 (n)	104	103
Parexel International Corp.
Term Loan B, 4.84%, (3M LIBOR + 3.00%), 08/06/24 (n)	50	49
SAM Bidco SAS
Term Loan B, 5.80%, (1M LIBOR + 3.50%), 09/22/24 (n)	430	429
Term Loan, 8.50%, (3M LIBOR + 7.75%), 09/22/25, EUR (d) (n)	480	563
Unilabs Holding AB
Term Loan B-2, 2.75%, (3M LIBOR + 3.00%), 03/21/24, EUR (n)	510	575
Valeant Pharmaceuticals International Inc.
Term Loan B, 4.98%, (3M LIBOR + 3.00%), 05/19/25 (n)	2,310	2,301
		4,827
Industrials 0.1%
American Airlines Inc.
Incremental Term Loan, 4.07%, (3M LIBOR + 2.00%), 12/14/23 (n)	79	78
Avolon LLC
Term Loan B-3, 4.09%, (3M LIBOR + 2.00%), 01/15/25 (n)	179	177
Prime Security Services Borrower LLC
1st Lien Term Loan, 4.84%, (3M LIBOR + 2.75%), 05/02/22 (n)	169	168
Trans Union LLC
Term Loan B-3, 3.98%, (3M LIBOR + 2.00%), 04/09/23 (n)	83	83
XPO Logistics Inc.
Term Loan B, 4.09%, (3M LIBOR + 2.00%), 02/23/25 (n)	109	108
		614
Information Technology 0.2%
Dell International LLC
Term Loan B, 4.10%, (3M LIBOR + 2.00%), 09/07/23 (n)	180	179
First Data Corp.
Term Loan, 4.09%, (1M LIBOR + 2.25%), 07/08/22 (n)	991	986
Term Loan, 4.09%, (1M LIBOR + 2.00%), 04/26/24 (n)	177	175
ON Semiconductor Corp.
1st Lien Term Loan B, 3.73%, (3M LIBOR + 1.75%), 03/31/23 (n)	19	19
Switch Ltd.
Term Loan B, 4.23%, (3M LIBOR + 2.25%), 06/27/24 (n)	572	572
Western Digital Corp.
Term Loan B-4, 3.71%, (3M LIBOR + 1.75%), 04/29/23 (n)	50	50
		1,981
Materials 0.2%
American Builders & Contractors Supply Co. Inc.
Term Loan B, 3.98%, (3M LIBOR + 2.00%), 10/31/23 (n)	159	157
Anchor Glass Container Corp.
1st Lien Term Loan, 4.81%, (1M LIBOR + 2.75%), 12/07/23 (n)	156	140
1st Lien Term Loan, 4.84%, (1M LIBOR + 2.75%), 12/07/23 (n)	94	84

See accompanying Notes to Financial Statements.

172

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Berry Global Inc.
Term Loan Q, 3.98%, (3M LIBOR + 2.00%), 10/01/22 (n)	82	82
Term Loan Q, 4.05%, (3M LIBOR + 2.00%), 10/01/22 (n)	53	53
Term Loan R, 4.05%, (3M LIBOR + 2.00%), 01/19/24 (n)	45	45
Nordic Packaging and Container Holdings Oy
Term Loan, 5.00%, (3M EURIBOR + 5.00%), 11/16/23, EUR (n)	483	560
Quikrete Holdings Inc.
1st Lien Term Loan, 4.73%, (3M LIBOR + 2.75%), 11/03/23 (n)	53	52
Reynolds Group Holdings Inc.
Term Loan, 4.73%, (3M LIBOR + 2.75%), 02/05/23 (n)	127	127
Vertellus Holdings LLC
Term Loan, 10.99%, (3M LIBOR + 9.00%), 08/30/18 (d) (n)	393	389
2nd Lien Term Loan, 13.99%, (3M LIBOR + 12.00%), 10/31/21 (d) (n)	235	233
		1,922
Real Estate 0.1%
MGM Growth Properies Operating Partnership LP
Term Loan B, 4.01%, (3M LIBOR + 2.00%), 04/20/23 (n)	1,115	1,109
VICI Properties 1 LLC
Term Loan B, 4.08%, (3M LIBOR + 2.00%), 12/13/24 (n)	77	76
		1,185
Telecommunication Services 0.3%
CenturyLink Inc.
Term Loan B, 0.00%, (3M LIBOR + 2.75%), 01/15/25 (n) (r)	300	294
Term Loan B, 4.73%, (3M LIBOR + 2.75%), 01/15/25 (n)	70	68
Term Loan B, 4.84%, (3M LIBOR + 2.75%), 01/15/25 (n)	1,396	1,367
Telesat Canada
Term Loan B-4, 5.31%, (3M LIBOR + 2.50%), 11/17/23 (n)	1,396	1,385
Ziggo Secured Finance Partnership
Term Loan E, 4.57%, (3M LIBOR + 2.50%), 04/15/25 (n)	36	36
		3,150
Utilities 0.2%
Vistra Energy Corp.
1st Lien Term Loan B-3, 0.00%, (3M LIBOR + 2.00%), 12/11/25 (n) (r)	1,240	1,231
1st Lien Term Loan B-3, 4.06%, (3M LIBOR + 2.00%), 12/11/25 (n)	1,039	1,032
		2,263
Total Senior Loan Interests (cost $46,378)		46,207
GOVERNMENT AND AGENCY OBLIGATIONS 4.9%
Collateralized Mortgage Obligations 0.1%
Federal Home Loan Mortgage Corp.
Series 2017-B1-DNA2, REMIC, 7.24%, (1M US LIBOR + 5.15%), 10/25/29 (n)	680	777
Federal National Mortgage Association
Series 2017-1M2-C07, REMIC, 4.49%, (1M US LIBOR + 2.40%), 05/28/30 (n) (o)	380	388
Freddie Mac Structured Agency Credit Risk Debt Note
Series 2017-M2-DNA1, REMIC, 5.34%, (1M US LIBOR + 3.25%), 02/25/28 (n)	390	421
		1,586
Municipal 0.2%
City of Detroit
4.00%, 04/01/44 (s)	60	49
Commonwealth of Puerto Rico
0.00%, 07/01/35 (b) (t)	985	399
Puerto Rico Commonwealth Aqueduct & Sewer Authority
5.00%, 07/01/21 - 07/01/33	326	274
5.13%, 07/01/37	138	116
	Shares/Par[1]	Value ($)
5.75%, 07/01/37	152	127
5.25%, 07/01/29 - 07/01/42	882	738
6.00%, 07/01/47	125	105
Puerto Rico Public Buildings Authority
0.00%, 07/01/42 (b) (t)	490	209
State of Illinois
5.10%, 06/01/33	250	237
		2,254
Sovereign 3.0%
Abu Dhabi Government International Bond
2.50%, 10/11/22 (o)	790	756
4.13%, 10/11/47 (o)	360	328
Argentina Bonos del Tesoro
18.20%, 10/03/21, ARS	5,070	160
16.00%, 10/17/23, ARS	8,260	265
15.50%, 10/17/26, ARS	3,190	104
Argentina POM Politica Monetaria
40.00%, (Argentina Central Bank 7 Day Repurchase Rate), 06/21/20, ARS (n)	12,810	459
Argentina Republic Government International Bond
5.63%, 01/26/22	360	338
7.50%, 04/22/26	220	204
5.88%, 01/11/28	520	424
8.28%, 12/31/33	308	295
7.63%, 04/22/46	150	121
7.13%, 06/28/17	470	363
Australia Government Bond
3.00%, 03/21/47, AUD	610	442
Brazil Government International Bond
4.25%, 01/07/25	210	198
5.00%, 01/27/45	1,850	1,468
Brazil Notas do Tesouro Nacional
10.00%, 01/01/23 - 01/01/27, BRL	4,688	1,179
China Government Bond
3.31%, 11/30/25, CNY	2,000	287
Colombia Government International Bond
5.63%, 02/26/44	620	660
Ecuador Government International Bond
10.75%, 03/28/22 (o)	200	206
8.88%, 10/23/27 (o)	360	320
Egypt Government Bond
15.16%, 10/10/22, EGP	7,570	398
Egypt Government International Bond
5.58%, 02/21/23 (o)	280	265
Indonesia Government Bond
7.00%, 05/15/27, IDR	25,596,000	1,665
Indonesia Government International Bond
7.00%, 05/15/22, IDR	1,950,000	133
4.35%, 01/11/48	330	295
Indonesia Treasury Bond
8.38%, 09/15/26 - 03/15/34, IDR	7,049,000	489
Italy Buoni Poliennali Del Tesoro
2.00%, 12/01/25, EUR	1,650	1,883
5.00%, 09/01/40, EUR	1,050	1,526
3.25%, 09/01/46, EUR (o)	770	886
Kuwait International Government Bond
3.50%, 03/20/27 (o)	200	194
Mexico Bonos
7.75%, 11/23/34 - 11/13/42, MXN	96,260	4,880
8.00%, 11/07/47, MXN	26,470	1,379
People's Republic of China
3.38%, 11/21/24, CNH	500	73
3.48%, 06/29/27, CNH	4,000	574
4.29%, 05/22/29, CNH	1,000	151
Provincia de Buenos Aires
7.88%, 06/15/27 (o)	310	270
Republic of Argentina
21.20%, 09/19/18, ARS	1,430	50
Republic of South Africa
10.50%, 12/21/26, ZAR	15,450	1,233
Russia Federal Bond
7.40%, 12/07/22, RUB	4,610	74
7.00%, 08/16/23, RUB	52,580	827
7.75%, 09/16/26, RUB	56,145	906

See accompanying Notes to Financial Statements.

173

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Russia Government Bond
7.00%, 01/25/23, RUB	35,830	563
8.15%, 02/03/27, RUB	137,617	2,276
7.05%, 01/19/28, RUB	37,797	582
South Africa Government Bond
6.50%, 02/28/41, ZAR	2,590	134
Turkey Government Bond
10.50%, 08/11/27, TRY	2,180	348
Turkey Government International Bond
6.13%, 10/24/28	930	872
		31,503
Treasury Inflation Indexed Securities 0.2%
Argentina Inflation Indexed Bond
19.21%, 03/06/20, ARS (u)	17,600	621
Brazil Inflation Indexed Notas do Tesouro Nacional
6.00%, 08/15/50, BRL (u)	551	456
Japan Government CPI Indexed Bond
0.10%, 03/10/24 - 03/10/25, JPY (v)	81,420	767
		1,844
U.S. Treasury Securities 1.4%
U.S. Treasury Note
0.75%, 08/31/18	5,000	4,991
2.63%, 06/30/23 (s)	1,980	1,970
2.88%, 05/31/25	3,610	3,623
2.75%, 06/30/25 (s)	3,952	3,935
		14,519
Total Government And Agency Obligations (cost $54,752)		51,706
OTHER EQUITY INTERESTS 0.0%
Materials 0.0%
Terravia Holdings Inc. (b) (d) (w)	1,514	45
Berry Petroleum Co. Escrow (b) (d) (f) (i) (w)	40	—
MPM Escrow LLC (b) (d) (w)	2,634	—
T-Mobile USA Inc. Escrow (b) (d) (w)	2,586	—
Total Other Equity Interests (cost $0)		45
INVESTMENT COMPANIES 2.0%
Altaba Inc. (b) (c)	282	20,620
Total Investment Companies (cost $14,304)		20,620
SHORT TERM INVESTMENTS 28.7%
Investment Companies 28.5%
JNL Government Money Market Fund - Institutional Class, 1.79% (x) (y)	301,454	301,454
Securities Lending Collateral 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95% (y)	1,303	1,303
Treasury Securities 0.1%
Argentina Treasury Bill
-0.50%, 09/14/18, ARS (z)	5,340	191
2.13%, 10/12/18, ARS (z)	11,360	392
Egypt Treasury Bill
15.63%, 11/13/18, EGP (z)	5,000	261
		844
Total Short Term Investments (cost $303,754)		303,601
Total Investments 107.8% (cost $1,111,706)		1,139,471
Total Securities Sold Short (14.2)% (proceeds $137,627)		(150,071)
Total Purchased Options 0.1% (cost $1,388)		1,286
Other Derivative Instruments (0.1)%		(811)
Other Assets and Liabilities, Net 6.4%		67,623
Total Net Assets 100.0%		1,057,498

(a)  The Fund had an unfunded commitment at June 30, 2018. See Unfunded Commitments in the Schedules of Investments.

(b)  Non-income producing security.

(c)  All or a portion of the security is pledged or segregated as collateral.

(d)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e)   Shares subject to merger appraisal rights.

(f)   The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

Shares/Par[1]	Value ($)

(g)  All or portion of the security was on loan.

(h)  Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(i)  Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(j)  All or a portion of the security is subject to a written call option.

(k)   Convertible security.

(l)  Perpetual security. Next contractual call date presented, if applicable.

(m)   Security issued with a zero coupon. Income is recognized through the accretion of discount.

(n)   Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(o)   The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2018, the value and the percentage of net assets of these liquid securities was $78,126 and 7.4%, respectively.

(p)  Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2018.

(q)   Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(r)   This senior loan will settle after June 30, 2018. The reference rate and spread presented will go into effect upon settlement.

(s)   All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2018, the total payable for investments purchased on a delayed delivery basis was $5,957.

(t)   Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(u)   Treasury inflation indexed note, par amount is not adjusted for inflation.

(v)  Treasury inflation indexed note, par amount is adjusted for inflation.

(w)  Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(x)   Investment in affiliate.

(y)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

(z)   The coupon rate represents the yield to maturity.

SECURITIES SOLD SHORT (14.2%)
COMMON STOCKS (13.0%)
Consumer Discretionary (3.0%)
500.com Ltd. - ADR	(12)	(178)
Best Buy Co. Inc.	(94)	(7,009)
Burlington Stores Inc.	(52)	(7,848)
Chegg Inc.	(13)	(355)
Discovery Inc. - Class A	(17)	(458)
Expedia Group Inc.	(1)	(92)
GameStop Corp. - Class A	(208)	(3,025)
Huazhu Group Ltd. - ADS	(11)	(442)
LGI Homes Inc.	(7)	(391)
Marriott Vacations Worldwide Corp.	(1)	(74)
Oriental Land Co. Ltd.	(20)	(2,137)
Pandora A/S	(32)	(2,221)
RH	(4)	(525)
Sinclair Broadcast Group Inc. - Class A	(10)	(309)
Six Flags Entertainment Corp.	(67)	(4,668)

See accompanying Notes to Financial Statements.

174

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Tesla Inc.	(3)	(1,072)
Walt Disney Co.	(13)	(1,383)
		(32,187)
Consumer Staples (0.2%)
ConAgra Brands Inc.	(17)	(617)
Herbalife Nutrition Ltd.	(18)	(948)
		(1,565)
Energy (0.6%)
Chesapeake Energy Corp.	(52)	(272)
Fugro NV - CVA	(22)	(322)
Golar LNG Ltd.	(9)	(267)
Green Plains Renewable Energy Inc.	(53)	(974)
Marathon Petroleum Corp.	(48)	(3,358)
Oasis Petroleum Inc.	(26)	(340)
SEACOR Holdings Inc.	(1)	(65)
SM Energy Co.	(4)	(92)
Teekay Corp.	(31)	(242)
		(5,932)
Financials (0.4%)
Annaly Capital Management Inc.	(4)	(36)
Cowen Inc. - Class A	(39)	(546)
Encore Capital Group Inc.	(38)	(1,392)
EzCorp Inc. - Class A	(72)	(866)
GSV Capital Corp.	(4)	(27)
Hope Bancorp Inc.	(23)	(417)
PRA Group Inc.	(22)	(832)
		(4,116)
Health Care (1.2%)
Alder Biopharmaceuticals Inc.	(16)	(252)
Allscripts-Misys Healthcare Solutions Inc.	(18)	(218)
AMAG Pharmaceuticals Inc.	(13)	(244)
Amicus Therapeutics Inc.	(212)	(3,317)
Canopy Growth Corp.	(2)	(67)
Corium International Inc.	(26)	(207)
CVS Health Corp.	(32)	(2,062)
Evolent Health Inc. - Class A	(16)	(333)
Innoviva Inc.	(39)	(538)
Insulet Corp.	(2)	(205)
Invacare Corp.	(69)	(1,290)
Ligand Pharmaceuticals Inc.	(1)	(146)
Medicines Co.	(15)	(541)
Neurocrine Biosciences Inc.	(5)	(487)
Nipro Corp.	(19)	(214)
Pacira Pharmaceuticals Inc.	(2)	(78)
PDL BioPharma Inc.	(165)	(386)
Radius Health Inc.	(15)	(444)
Repligen Corp.	(14)	(677)
Teladoc Inc.	(15)	(863)
Theravance Biopharma Inc.	(11)	(245)
Wright Medical Group NV	(9)	(239)
		(13,053)
Industrials (1.1%)
All Nippon Airways Co. Ltd.	(3)	(106)
American Airlines Group Inc.	(75)	(2,863)
Atlas Air Worldwide Holdings Inc.	(11)	(754)
Chart Industries Inc.	(8)	(498)
Dassault Aviation SA	—	(693)
Delta Air Lines Inc.	(70)	(3,449)
Fortive Corp.	(10)	(771)
Kaman Corp.	(7)	(478)
Mirait Holdings Corp.	(24)	(367)
Navistar International Corp.	(3)	(127)
Patrick Industries Inc.	(5)	(304)
Team Inc.	(30)	(681)
WW Grainger Inc.	(1)	(211)
		(11,302)
Information Technology (5.6%)
Akamai Technologies Inc.	(2)	(138)
Alibaba Group Holding Ltd. - ADS	(94)	(17,479)
Alteryx Inc. - Class A	(6)	(212)
Apple Inc.	(21)	(3,834)
Atlassian Corp. Plc - Class A	(4)	(252)
CalAmp Corp.	(14)	(321)
	Shares/Par[1]	Value ($)
Carbonite Inc.	(20)	(698)
Coupa Software Inc.	(9)	(543)
CSG Systems International Inc.	(5)	(198)
Electronics for Imaging Inc.	—	(7)
Envestnet Inc.	(8)	(465)
Everbridge Inc.	(2)	(110)
Five9 Inc.	(4)	(134)
Guidewire Software Inc.	(2)	(210)
HubSpot Inc.	(5)	(655)
Integrated Device Technology Inc.	(10)	(306)
j2 Global Inc.	(3)	(274)
KLA-Tencor Corp.	(10)	(1,026)
Knowles Corp.	(26)	(398)
Marvell Technology Group Ltd.	(46)	(978)
Microchip Technology Inc.	(13)	(1,196)
Micron Technology Inc.	(108)	(5,647)
MINDBODY Inc. - Class A	(5)	(211)
Momo Inc. - ADR	(5)	(197)
MongoDB Inc. - Class A	(7)	(351)
NetApp Inc.	(78)	(6,125)
Nvidia Corp.	(24)	(5,713)
Okta Inc. - Class A	(7)	(359)
PROS Holdings Inc.	(1)	(50)
RealPage Inc.	(9)	(497)
Red Hat Inc.	(4)	(588)
RingCentral Inc. - Class A	(3)	(194)
Sea Ltd. - ADR	(18)	(264)
ServiceNow Inc.	(3)	(470)
Square Inc. - Class A	(6)	(365)
Synaptics Inc.	(2)	(82)
Tencent Holdings Ltd.	(121)	(6,111)
Twilio Inc. - Class A	(2)	(116)
Twitter Inc.	(8)	(362)
Veeco Instruments Inc.	(5)	(77)
Vishay Intertechnology Inc.	(45)	(1,043)
Western Digital Corp.	(1)	(68)
Wix.com Ltd.	(2)	(189)
Workday Inc. - Class A	(1)	(63)
Zendesk Inc.	(5)	(292)
Zillow Group Inc. - Class C	(2)	(115)
		(58,983)
Materials (0.3%)
AK Steel Holding Corp.	(68)	(293)
Cleveland-Cliffs Inc.	(113)	(949)
Endeavour Mining Corp.	(11)	(203)
First Majestic Silver Corp.	(60)	(455)
Mitsubishi Chemical Holdings Corp.	(26)	(217)
Praxair Inc.	(6)	(986)
		(3,103)
Real Estate (0.5%)
American Homes For Rent - Class A	(73)	(1,628)
Brookfield Property Partners LP	(25)	(482)
Forest City Realty Trust Inc. - Class A	(58)	(1,319)
Invitation Homes Inc.	(91)	(2,097)
Pennsylvania REIT	(4)	(47)
Redwood Trust Inc.	(13)	(219)
		(5,792)
Telecommunication Services (0.1%)
Avaya Holdings Corp.	(21)	(425)
GDS Holdings Ltd. - ADR	(13)	(536)
		(961)
Utilities (0.0%)
Kyushu Electric Power Co. Inc.	(38)	(418)
Total Common Stocks (proceeds $125,329)		(137,412)
PREFERRED STOCKS (0.1%)
Consumer Discretionary (0.1%)
Volkswagen AG (a)	(4)	(684)
Total Preferred Stocks (proceeds $633)		(684)
INVESTMENT COMPANIES (1.1%)
iShares 7-10 Year Treasury Bond Fund ETF	(30)	(3,095)
iShares JPMorgan USD Emerging Markets Bond ETF	(6)	(662)

See accompanying Notes to Financial Statements.

175

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
iShares Russell 2000 ETF	(8)	(1,340)
SPDR S&P 500 ETF Trust	(13)	(3,403)
SPDR S&P Regional Banking ETF Fund	(40)	(2,412)
Utilities Select Sector SPDR Fund	(20)	(1,063)
Total Investment Companies (proceeds $11,665)		(11,975)
Total Securities Sold Short (14.2%) (proceeds $137,627)		(150,071)

(a)  Convertible security.

JNL Multi-Manager Mid Cap Fund
COMMON STOCKS 99.3%
Consumer Discretionary 11.3%
Advance Auto Parts Inc.	46	6,174
Aptiv Plc	42	3,803
AutoNation Inc. (a) (b)	84	4,086
BorgWarner Inc.	97	4,204
CBS Corp. - Class B	66	3,688
Cinemark Holdings Inc.	146	5,132
Darden Restaurants Inc.	62	6,606
Delphi Technologies Plc	51	2,318
Expedia Group Inc.	37	4,447
Foot Locker Inc.	60	3,149
Hasbro Inc.	112	10,366
Interpublic Group of Cos. Inc.	146	3,419
John Wiley & Sons Inc. - Class A	98	6,146
Live Nation Inc. (a)	114	5,542
Mohawk Industries Inc. (a)	18	3,857
Ross Stores Inc.	56	4,788
Sally Beauty Holdings Inc. (a)	259	4,152
Service Corp. International	127	4,535
Tiffany & Co.	37	4,849
Tractor Supply Co.	90	6,884
Ulta Beauty Inc. (a)	27	6,303
VF Corp.	30	2,470
		106,918
Consumer Staples 9.3%
Archer-Daniels-Midland Co.	225	10,311
Campbell Soup Co. (b)	109	4,419
Casey's General Stores Inc.	39	4,098
Flowers Foods Inc.	402	8,384
Hormel Foods Corp. (b)	360	13,406
Ingredion Inc.	42	4,605
JM Smucker Co.	53	5,696
Kroger Co.	214	6,100
McCormick & Co. Inc.	55	6,385
Molson Coors Brewing Co. - Class B	101	6,906
Sysco Corp.	103	7,045
TreeHouse Foods Inc. (a)	109	5,724
US Foods Holding Corp. (a)	121	4,572
		87,651
Energy 3.5%
Cimarex Energy Co.	53	5,443
Core Laboratories NV (b)	38	4,796
Devon Energy Corp.	155	6,814
Energen Corp. (a)	58	4,214
Newfield Exploration Co. (a)	92	2,771
Parsley Energy Inc. - Class A (a)	162	4,918
PDC Energy Inc. (a)	61	3,658
		32,614
Financials 15.1%
Affiliated Managers Group Inc.	26	3,910
Aflac Inc.	116	4,982
Alleghany Corp.	13	7,648
Allstate Corp.	49	4,472
American Financial Group Inc.	37	3,997
Arch Capital Group Ltd. (a)	140	3,715
Arthur J Gallagher & Co.	208	13,558
Citizens Financial Group Inc.	131	5,100
Commerce Bancshares Inc.	61	3,980
Cullen/Frost Bankers Inc.	51	5,520
E*TRADE Financial Corp. (a)	78	4,758
Everest Re Group Ltd.	41	9,542
Fidelity National Financial Inc.	125	4,695
First Republic Bank	51	4,907
	Shares/Par[1]	Value ($)
Hartford Financial Services Group Inc.	59	3,042
Lazard Ltd. - Class A	92	4,480
Markel Corp. (a)	5	4,986
Marsh & McLennan Cos. Inc.	36	2,979
Morningstar Inc.	21	2,645
Northern Trust Corp.	88	9,075
Progressive Corp.	91	5,365
Prosperity Bancshares Inc.	66	4,512
Sterling Bancorp	136	3,208
SunTrust Banks Inc.	120	7,922
SVB Financial Group (a)	7	2,021
Western Alliance Bancorp (a)	81	4,580
WR Berkley Corp.	97	7,025
		142,624
Health Care 15.0%
Alexion Pharmaceuticals Inc. (a)	35	4,358
AmerisourceBergen Corp.	51	4,323
BioMarin Pharmaceutical Inc. (a)	55	5,143
Bio-Rad Laboratories Inc. - Class A (a)	13	3,751
Bio-Techne Corp.	32	4,660
Catalent Inc. (a)	139	5,844
Cooper Cos. Inc.	27	6,428
Dentsply Sirona Inc.	223	9,787
Edwards Lifesciences Corp. (a)	39	5,604
HCA Healthcare Inc.	27	2,750
Henry Schein Inc. (a)	54	3,886
Hologic Inc. (a)	140	5,577
ICON Plc (a)	25	3,353
Integra LifeSciences Holdings Corp. (a)	171	11,014
Laboratory Corp. of America Holdings (a)	48	8,653
Masimo Corp. (a)	24	2,344
Medidata Solutions Inc. (a)	65	5,228
NuVasive Inc. (a)	94	4,899
Perrigo Co. Plc	67	4,914
Premier Inc. - Class A (a)	120	4,362
Quest Diagnostics Inc.	63	6,924
Steris Plc	39	4,119
Syneos Health Inc. - Class A (a)	57	2,673
Varian Medical Systems Inc. (a)	27	3,105
Veeva Systems Inc. - Class A (a)	76	5,880
Waters Corp. (a)	47	9,099
West Pharmaceutical Services Inc.	29	2,909
		141,587
Industrials 16.2%
Acuity Brands Inc.	21	2,375
AGCO Corp.	71	4,323
Air Lease Corp. - Class A	87	3,643
Alaska Air Group Inc.	66	4,004
AMETEK Inc.	149	10,788
Ardagh Group SA - Class A (b)	158	2,624
Colfax Corp. (a)	101	3,083
Fortive Corp.	49	3,740
Gates Industrial Corp. Plc (a)	296	4,816
Harris Corp.	31	4,510
Hubbell Inc.	26	2,780
IDEX Corp.	26	3,480
Ingersoll-Rand Plc	113	10,080
L3 Technologies Inc.	13	2,539
Landstar System Inc.	39	4,270
Masonite International Corp. (a)	42	3,018
Nordson Corp.	74	9,477
Old Dominion Freight Line Inc.	19	2,830
Owens Corning Inc.	59	3,743
PACCAR Inc.	49	3,030
Parker Hannifin Corp.	21	3,311
Quanta Services Inc. (a)	156	5,207
Republic Services Inc.	62	4,204
Ritchie Bros. Auctioneers Inc.	184	6,288
Rockwell Automation Inc.	57	9,309
Stericycle Inc. (a)	84	5,484
Teledyne Technologies Inc. (a)	19	3,683
Textron Inc.	101	6,657
Verisk Analytics Inc. (a)	64	6,943
WABCO Holdings Inc. (a)	36	4,213

See accompanying Notes to Financial Statements.

176

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Wabtec Corp.	65	6,408
Xylem Inc.	32	2,154
		153,014
Information Technology 17.5%
Akamai Technologies Inc. (a)	23	1,706
Alliance Data Systems Corp.	18	4,244
Amdocs Ltd.	76	5,030
Ansys Inc. (a)	25	4,355
ARRIS International Plc (a)	129	3,166
Aspen Technology Inc. (a)	56	5,187
Autodesk Inc. (a)	35	4,601
Black Knight Inc. (a)	78	4,161
Blackbaud Inc.	61	6,301
CDW Corp.	71	5,752
DXC Technology Co.	55	4,456
Electronics for Imaging Inc. (a)	95	3,093
Fidelity National Information Services Inc.	54	5,730
Flextronics International Ltd. (a)	319	4,499
Guidewire Software Inc. (a)	53	4,705
Hewlett Packard Enterprise Co.	238	3,483
IPG Photonics Corp. (a)	19	4,082
Keysight Technologies Inc. (a)	55	3,223
Lam Research Corp.	7	1,210
LogMeIn Inc.	43	4,388
MAXIMUS Inc.	67	4,133
Motorola Solutions Inc.	47	5,462
Nuance Communications Inc. (a)	298	4,136
Okta Inc. - Class A (a)	87	4,382
Palo Alto Networks Inc. (a)	66	13,644
Perspecta Inc.	28	568
Pure Storage Inc. - Class A (a)	112	2,676
Red Hat Inc. (a)	73	9,809
Splunk Inc. (a)	128	12,636
Synopsys Inc. (a)	80	6,804
Tableau Software Inc. - Class A (a)	53	5,132
Workday Inc. - Class A (a)	69	8,333
Xilinx Inc.	68	4,451
		165,538
Materials 5.3%
AptarGroup Inc.	171	15,947
Berry Global Group Inc. (a)	94	4,318
Celanese Corp. - Class A	41	4,553
Eastman Chemical Co.	53	5,288
International Flavors & Fragrances Inc.	45	5,578
Packaging Corp. of America	38	4,215
Reliance Steel & Aluminum Co.	72	6,265
Valvoline Inc.	184	3,969
		50,133
Real Estate 3.7%
Alexandria Real Estate Equities Inc.	44	5,539
Jones Lang LaSalle Inc.	26	4,366
Lamar Advertising Co. - Class A	75	5,157
Liberty Property Trust	72	3,196
National Retail Properties Inc.	162	7,111
Starwood Property Trust Inc.	263	5,714
Vornado Realty Trust	58	4,287
		35,370
Utilities 2.4%
Alliant Energy Corp.	85	3,605
Ameren Corp.	68	4,150
DTE Energy Co.	62	6,449
Eversource Energy	77	4,513
Xcel Energy Inc.	85	3,862
		22,579
Total Common Stocks (cost $826,301)		938,028
SHORT TERM INVESTMENTS 1.0%
Investment Companies 0.7%
JNL Government Money Market Fund - Institutional Class, 1.79% (c) (d)	6,408	6,408
	Shares/Par[1]	Value ($)
Securities Lending Collateral 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95% (d)	3,227	3,227
Total Short Term Investments (cost $9,635)		9,635
Total Investments 100.3% (cost $835,936)		947,663
Other Assets and Liabilities, Net (0.3)%		(2,870)
Total Net Assets 100.0%		944,793

(a)  Non-income producing security.

(b)  All or portion of the security was on loan.

(c)   Investment in affiliate.

(d)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

JNL Multi-Manager Small Cap Growth Fund
COMMON STOCKS 97.6%
Consumer Discretionary 15.1%
Abercrombie & Fitch Co. - Class A	35	852
American Eagle Outfitters Inc.	79	1,841
Asbury Automotive Group Inc. (a)	50	3,462
At Home Group Inc. (a)	351	13,730
Big Lots Inc.	16	679
BJ's Restaurants Inc.	20	1,197
Bloomin' Brands Inc.	89	1,797
Bright Horizons Family Solutions Inc. (a)	61	6,244
Brinker International Inc. (b)	46	2,196
Brunswick Corp.	95	6,095
Burlington Stores Inc. (a)	16	2,393
Chegg Inc. (a)	112	3,113
Churchill Downs Inc.	12	3,609
Chuy's Holdings Inc. (a)	182	5,585
Crocs Inc. (a)	36	640
Delphi Technologies Plc	102	4,644
Dillard's Inc. - Class A (b)	12	1,096
Dine Brands Global Inc. (b)	87	6,496
Eldorado Resorts Inc. (a) (b)	115	4,502
Emerald Expositions Events Inc.	236	4,856
Five Below Inc. (a)	58	5,688
Fossil Group Inc. (a)	26	687
Fox Factory Holding Corp. (a)	306	14,228
Gannett Co. Inc.	68	722
Grand Canyon Education Inc. (a)	133	14,817
Hilton Grand Vacations Inc. (a)	220	7,623
IMAX Corp. (a)	159	3,526
International Game Technology Plc (b)	262	6,084
Johnson Outdoors Inc. - Class A	6	467
Laureate Education Inc. - Class A (a)	35	506
La-Z-Boy Inc.	5	159
Lithia Motors Inc. - Class A	47	4,464
Lululemon Athletica Inc. (a)	43	5,348
Malibu Boats Inc. - Class A (a)	58	2,427
Marine Products Corp.	22	387
Marriott Vacations Worldwide Corp.	14	1,613
MCBC Holdings Inc. (a)	30	865
Modine Manufacturing Co. (a)	148	2,710
Monro Inc. (b)	70	4,090
New York & Co. Inc. (a)	36	187
NutriSystem Inc.	68	2,605
Ollie's Bargain Outlet Holdings Inc. (a)	232	16,824
Planet Fitness Inc. - Class A (a)	187	8,203
Red Rock Resorts Inc. - Class A	118	3,970
RH (a) (b)	8	1,067
Rightmove Plc	156	10,927
Six Flags Entertainment Corp. (b)	101	7,055
Skyline Corp. (b)	6	226
SodaStream International Ltd. (a)	217	18,543
Sotheby's (a)	49	2,668
Steven Madden Ltd.	123	6,538
Stoneridge Inc. (a)	19	669
Strayer Education Inc.	97	10,941
Tenneco Inc.	24	1,065
Texas Roadhouse Inc.	11	752
TopBuild Corp. (a)	58	4,545
Vail Resorts Inc.	51	13,994

See accompanying Notes to Financial Statements.

177

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Weight Watchers International Inc. (a)	167	16,940
Wendy's Co.	890	15,294
Wingstop Inc. (b)	158	8,223
Wolverine World Wide Inc.	28	967
World Wrestling Entertainment Inc. - Class A (b)	42	3,059
Zagg Inc. (a)	9	155
		306,855
Consumer Staples 2.3%
Boston Beer Co. Inc. - Class A (a)	4	1,352
Calavo Growers Inc. (b)	66	6,352
Chefs' Warehouse Inc. (a)	387	11,036
Freshpet Inc. (a) (b)	141	3,881
Medifast Inc.	11	1,739
Nomad Holdings Ltd. (a)	593	11,386
Performance Food Group Co. (a)	69	2,517
PriceSmart Inc.	50	4,555
Simply Good Foods Co. (a)	201	2,910
Turning Point Brands Inc.	16	501
USANA Health Sciences Inc. (a)	5	628
		46,857
Energy 1.0%
Abraxas Petroleum Corp. (a)	57	165
Bonanza Creek Energy Inc. (a)	27	1,029
California Resources Corp. (a)	8	344
Carrizo Oil & Gas Inc. (a)	16	450
Covia Holdings Corp. (a)	5	96
Delek US Holdings Inc.	43	2,143
Diamondback Energy Inc.	53	6,911
Evolution Petroleum Corp.	25	251
FTS International Inc. (a)	29	409
McDermott International Inc. (a)	20	387
Newpark Resources Inc. (a)	481	5,222
Penn Virginia Corp. (a)	10	832
ProPetro Holding Corp. (a)	38	594
Smart Sand Inc. (a) (b)	18	97
Solaris Oilfield Infrastructure Inc. - Class A (a) (b)	19	274
SRC Energy Inc. (a)	200	2,203
		21,407
Financials 5.7%
AG Mortgage Investment Trust Inc.	16	293
Ambac Financial Group Inc. (a)	28	562
Bank of NT Butterfield & Son Ltd.	62	2,850
BrightSphere Investment Group Plc	131	1,864
Brookline Bancorp Inc.	54	1,001
Cadence Bancorp LLC - Class A	40	1,167
East West Bancorp Inc.	117	7,621
Enova International Inc. (a)	54	1,961
Evercore Inc. - Class A	29	3,083
FactSet Research Systems Inc.	29	5,702
Federal Agricultural Mortgage Corp. - Class C	6	506
Financial Engines Inc.	39	1,756
Health Insurance Innovations Inc. - Class A (a) (b)	41	1,333
Infinity Property & Casualty Corp.	6	891
Interactive Brokers Group Inc.	184	11,872
Kemper Corp.	16	1,201
Kinsale Capital Group Inc.	67	3,679
LendingTree Inc. (a) (b)	35	7,388
Live Oak Bancshares Inc.	17	529
MarketAxess Holdings Inc.	27	5,276
Moelis & Co. - Class A	143	8,403
Morningstar Inc.	73	9,324
Oppenheimer Holdings Inc. - Class A	25	700
Preferred Bank	29	1,765
Primerica Inc.	35	3,495
Riverview Bancorp Inc.	16	135
ServisFirst Bancshares Inc.	49	2,039
Texas Capital Bancshares Inc. (a)	61	5,542
Universal Insurance Holdings Inc.	57	2,012
Victory Capital Holdings Inc. - Class A (a) (b)	199	2,110
Walker & Dunlop Inc.	61	3,374
Western Alliance Bancorp (a)	236	13,377
WisdomTree Investments Inc.	348	3,162
		115,973
	Shares/Par[1]	Value ($)
Health Care 20.9%
Abaxis Inc.	8	698
Acceleron Pharma Inc. (a)	93	4,509
Achaogen Inc. (a) (b)	85	734
Aimmune Therapeutics Inc. (a)	83	2,224
Amedisys Inc. (a)	23	1,942
Amicus Therapeutics Inc. (a) (b)	433	6,764
AngioDynamics Inc. (a)	304	6,751
ANI Pharmaceuticals Inc. (a)	36	2,397
Apellis Pharmaceuticals Inc. (a)	91	2,005
Aptinyx Inc. (a) (b)	86	2,075
Argenx SE - ADR (a)	56	4,673
Array BioPharma Inc. (a)	67	1,132
Arsanis Inc. (a) (b)	56	204
athenahealth Inc. (a)	27	4,343
Audentes Therapeutics Inc. (a)	86	3,286
Autolus Therapeutics Plc - ADS (a)	59	1,581
Bluebird Bio Inc. (a)	34	5,371
Blueprint Medicines Corp. (a)	54	3,398
Cardiovascular Systems Inc. (a)	170	5,501
Cellular Biomedicine Group Inc. (a) (b)	3	51
Celyad SA - ADR (a) (b)	62	1,912
Chemed Corp.	10	3,361
Cidara Therapeutics Inc. (a) (b)	272	1,416
Conmed Corp.	108	7,876
Cooper Cos. Inc.	21	4,984
Corvel Corp. (a)	3	139
CRISPR Therapeutics AG (a) (b)	42	2,468
CytomX Therapeutics Inc. (a)	73	1,669
DexCom Inc. (a)	61	5,800
Diplomat Pharmacy Inc. (a)	174	4,438
Eagle Pharmaceuticals Inc. (a) (b)	195	14,753
Editas Medicine Inc. (a) (b)	34	1,233
Emergent BioSolutions Inc. (a)	39	1,947
Enanta Pharmaceuticals Inc. (a)	54	6,323
Ensign Group Inc.	333	11,917
Esperion Therapeutics Inc. (a) (b)	62	2,422
Evolent Health Inc. - Class A (a) (b)	186	3,907
Exact Sciences Corp. (a)	276	16,493
Five Prime Therapeutics Inc. (a)	135	2,141
Globus Medical Inc. - Class A (a)	253	12,770
GW Pharmaceuticals Plc - ADS (a)	38	5,270
Haemonetics Corp. (a)	32	2,861
Halozyme Therapeutics Inc. (a)	29	483
Harvard Bioscience Inc. (a) (b)	594	3,181
HealthEquity Inc. (a) (b)	142	10,675
Horizon Pharma Plc (a)	94	1,550
HTG Molecular Diagnostics Inc. (a) (b)	383	1,249
ICU Medical Inc. (a)	1	338
Immunogen Inc. (a)	326	3,168
Immunomedics Inc. (a) (b)	477	11,304
Innoviva Inc. (a)	193	2,661
Inogen Inc. (a)	9	1,594
Insulet Corp. (a)	69	5,905
Intellia Therapeutics Inc. (a) (b)	53	1,464
Invacare Corp.	313	5,829
Iovance Biotherapeutics Inc. (a)	296	3,795
iRhythm Technologies Inc. (a)	23	1,907
Ironwood Pharmaceuticals Inc. - Class A (a)	397	7,587
Iterum Therapeutics Plc (a)	149	1,620
Jounce Therapeutics Inc. (a) (b)	58	447
Keryx Biopharmaceuticals Inc. (a) (b)	189	711
Kura Oncology Inc. (a)	176	3,206
Ligand Pharmaceuticals Inc. (a)	140	29,070
Loxo Oncology Inc. (a)	53	9,172
MacroGenics Inc. (a)	101	2,092
Madrigal Pharmaceuticals Inc. (a) (b)	21	5,948
Masimo Corp. (a)	59	5,766
Medicines Co. (a)	182	6,679
Melinta Therapeutics Inc. (a)	188	1,194
Mirati Therapeutics Inc. (a)	29	1,432
Molina Healthcare Inc. (a) (b)	19	1,883
National Research Corp. - Class A (c)	201	7,508
Nektar Therapeutics (a)	32	1,552

See accompanying Notes to Financial Statements.

178

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
NeoGenomics Inc. (a)	524	6,873
Novocure Ltd. (a)	106	3,315
Oxford Immunotec Global Plc (a)	246	3,166
Pacira Pharmaceuticals Inc. (a)	37	1,199
Paratek Pharmaceuticals Inc. (a)	110	1,127
Penumbra Inc. (a)	58	8,051
Phibro Animal Health Corp. - Class A	33	1,505
Providence Services Corp. (a)	28	2,219
Puma Biotechnology Inc. (a)	3	153
Quidel Corp. (a)	27	1,809
Regenxbio Inc. (a)	38	2,760
Repligen Corp. (a)	58	2,738
Sage Therapeutics Inc. (a)	34	5,380
Sangamo Therapeutics Inc. (a)	75	1,056
Sarepta Therapeutics Inc. (a)	15	1,963
Seres Therapeutics Inc. (a)	46	396
Sienna Biopharmaceuticals Inc. (a) (b)	50	754
Spero Therapeutics Inc. (a) (b)	93	1,369
Staar Surgical Co. (a)	24	740
Supernus Pharmaceuticals Inc. (a)	62	3,707
SurModics Inc. (a)	10	552
Synergy Pharmaceuticals Inc. (a) (b)	179	312
Tabula Rasa HealthCare Inc. (a)	13	823
Tactile Systems Technology Inc. (a)	82	4,261
Teladoc Inc. (a) (b)	348	20,206
Tenet Healthcare Corp. (a)	108	3,623
Tivity Health Inc. (a)	9	307
US Physical Therapy Inc.	65	6,219
Veeva Systems Inc. - Class A (a)	80	6,168
Vericel Corp. (a)	13	124
Vital Therapies Inc. (a) (b)	529	3,625
West Pharmaceutical Services Inc.	133	13,233
		426,442
Industrials 17.9%
AAON Inc. (b)	246	8,193
Aerojet Rocketdyne Holdings Inc. (a)	30	893
Alamo Group Inc.	3	281
Albany International Corp. - Class A	67	4,050
Altra Holdings Inc.	137	5,924
Applied Industrial Technologies Inc.	14	986
ArcBest Corp.	61	2,787
Axon Enterprise Inc. (a)	255	16,159
Azul SA - ADR (a)	559	9,142
Barrett Business Services Inc.	3	291
Beacon Roofing Supply Inc. (a) (b)	100	4,270
Brink's Co.	32	2,519
Casella Waste Systems Inc. - Class A (a)	50	1,271
Chart Industries Inc. (a)	116	7,173
Commercial Vehicle Group Inc. (a)	121	886
Copart Inc. (a)	208	11,755
CoStar Group Inc. (a)	46	19,087
DMC Global Inc.	127	5,715
Douglas Dynamics Inc.	147	7,059
Echo Global Logistics Inc. (a)	155	4,531
EMCOR Group Inc.	57	4,358
Exponent Inc.	19	936
Gardner Denver Holdings Inc. (a)	188	5,519
Genco Shipping & Trading Ltd. (a)	19	294
Generac Holdings Inc. (a)	67	3,446
H&E Equipment Services Inc.	214	8,073
Harsco Corp. (a)	454	10,043
Hawaiian Holdings Inc.	18	639
HEICO Corp. - Class A	286	17,445
Heidrick & Struggles International Inc.	18	618
Herc Holdings Inc. (a)	121	6,820
Hexcel Corp.	154	10,231
Hillenbrand Inc.	55	2,592
InnerWorkings Inc. (a)	358	3,108
Insperity Inc.	32	3,053
Kaman Corp.	76	5,298
KBR Inc.	145	2,597
Kennametal Inc.	437	15,713
Kforce Inc.	18	616
Knight-Swift Transportation Holdings Inc. - Class A	168	6,436
	Shares/Par[1]	Value ($)
Kornit Digital Ltd. (a) (b)	545	9,696
Lawson Products Inc. (a)	168	4,080
MasTec Inc. (a)	75	3,808
McGrath RentCorp	9	540
Meritor Inc. (a)	112	2,305
MSA Safety Inc.	16	1,500
NCI Building Systems Inc. (a)	106	2,230
NV5 Holdings Inc. (a)	29	2,003
Old Dominion Freight Line Inc.	80	11,894
Omega Flex Inc. (c)	137	10,834
Proto Labs Inc. (a)	30	3,567
Quad/Graphics Inc. - Class A	10	217
RBC Bearings Inc. (a)	34	4,422
Rush Enterprises Inc. - Class A (a)	165	7,163
Saia Inc. (a)	95	7,651
Simpson Manufacturing Co. Inc.	76	4,731
SiteOne Landscape Supply Inc. (a) (b)	174	14,586
SP Plus Corp. (a)	6	230
Spartan Motors Inc.	55	828
SPX Corp. (a)	24	824
Teledyne Technologies Inc. (a)	34	6,842
Tennant Co.	47	3,700
Tetra Tech Inc.	17	987
Titan Machinery Inc. (a)	336	5,225
TransUnion LLC	79	5,636
Trex Co. Inc. (a)	134	8,403
TriNet Group Inc. (a)	95	5,287
Twin Disc Inc. (a)	14	338
Vectrus Inc. (a)	35	1,088
Welbilt Inc. (a)	292	6,513
XPO Logistics Inc. (a)	62	6,219
		364,154
Information Technology 30.8%
2U Inc. (a)	132	11,010
Advanced Energy Industries Inc. (a)	47	2,716
Aerohive Networks Inc. (a)	370	1,468
Amber Road Inc. (a)	431	4,052
Ansys Inc. (a)	37	6,405
Appfolio Inc. - Class A (a)	9	533
Apptio Inc. - Class A (a)	123	4,454
ASGN Inc. (a)	18	1,371
Aspen Technology Inc. (a)	114	10,543
Auto Trader Group Plc	2,561	14,365
Autohome Inc. - Class A - ADR	228	23,018
Black Knight Inc. (a) (b)	434	23,233
Blackline Inc. (a)	27	1,176
Box Inc. - Class A (a)	90	2,254
Brooks Automation Inc.	364	11,864
Cabot Microelectronics Corp.	3	301
CACI International Inc. - Class A (a)	6	937
Carbonite Inc. (a)	223	7,800
Care.com Inc. (a)	294	6,138
CEVA Inc. (a)	94	2,838
Ciena Corp. (a)	21	546
Cirrus Logic Inc. (a)	82	3,132
Comtech Telecommunications Corp.	6	186
Cornerstone OnDemand Inc. (a)	204	9,670
Coupa Software Inc. (a)	161	10,004
Cypress Semiconductor Corp.	589	9,174
Diodes Inc. (a)	14	497
DocuSign Inc. (a) (b)	127	6,725
Ebix Inc.	53	4,004
Ellie Mae Inc. (a)	51	5,274
Entegris Inc.	30	1,029
Envestnet Inc. (a)	66	3,619
ePlus Inc. (a)	43	4,024
Etsy Inc. (a)	93	3,924
Euronet Worldwide Inc. (a)	227	19,030
Everbridge Inc. (a)	87	4,113
Fair Isaac Corp. (a)	28	5,353
Globant SA (a)	162	9,203
GoDaddy Inc. - Class A (a)	123	8,656
HubSpot Inc. (a)	59	7,344
IAC/InterActiveCorp. (a)	47	7,187

See accompanying Notes to Financial Statements.

179

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Ichor Holdings Ltd. (a) (b)	96	2,037
II-VI Inc. (a)	126	5,494
Immersion Corp. (a)	76	1,170
Integrated Device Technology Inc. (a)	146	4,659
InterXion Holding NV (a)	239	14,925
Kemet Corp. (a)	66	1,603
Limelight Networks Inc. (a)	1,367	6,108
Liquidity Services Inc. (a)	162	1,062
Littelfuse Inc.	66	15,170
LivePerson Inc. (a)	1,020	21,526
LogMeIn Inc.	167	17,200
Lumentum Holdings Inc. (a) (b)	203	11,708
MAXIMUS Inc.	8	504
Mesa Laboratories Inc.	15	3,237
Mimecast Ltd. (a)	181	7,452
MINDBODY Inc. - Class A (a)	193	7,436
MKS Instruments Inc.	49	4,729
Monolithic Power Systems Inc.	95	12,644
New Relic Inc. (a)	34	3,405
Novanta Inc. (a)	7	415
Nutanix Inc. - Class A (a)	4	184
NVE Corp. (c)	91	11,028
Okta Inc. - Class A (a)	95	4,802
OSI Systems Inc. (a)	127	9,824
Paycom Software Inc. (a) (b)	179	17,764
Paylocity Holding Corp. (a)	100	5,877
Plantronics Inc.	46	3,502
Power Integrations Inc.	104	7,582
Progress Software Corp.	56	2,170
Proofpoint Inc. (a)	57	6,605
PROS Holdings Inc. (a)	95	3,483
Pure Storage Inc. - Class A (a)	41	988
Q2 Holdings Inc. (a)	116	6,652
Qualys Inc. (a)	41	3,504
QuinStreet Inc. (a)	95	1,210
Rapid7 Inc. (a)	91	2,557
RingCentral Inc. - Class A (a)	224	15,783
Rudolph Technologies Inc. (a)	93	2,754
ServiceSource International Inc. (a)	117	463
ShotSpotter Inc. (a) (b)	74	2,809
SMART Global Holdings Inc. (a) (b)	37	1,169
SPS Commerce Inc. (a)	133	9,754
Super Micro Computer Inc. (a)	51	1,217
Syntel Inc. (a)	101	3,226
Systemax Inc.	30	1,018
Take-Two Interactive Software Inc. (a)	75	8,856
TechTarget Inc. (a)	147	4,171
Tower Semiconductor Ltd. (a)	161	3,545
Trade Desk Inc. - Class A (a)	54	5,051
Trimble Inc. (a)	147	4,828
Ultimate Software Group Inc. (a)	45	11,605
Ultra Clean Holdings Inc. (a)	10	164
Upland Software Inc. (a)	88	3,037
Varonis Systems Inc. (a)	45	3,327
Versum Materials Inc.	120	4,451
Viavi Solutions Inc. (a)	691	7,078
Virtusa Corp. (a)	144	7,012
Vishay Intertechnology Inc.	30	702
Vishay Precision Group Inc. (a)	18	682
WEX Inc. (a)	66	12,602
Wix.com Ltd. (a)	85	8,505
WNS Holdings Ltd. - ADR (a)	131	6,814
Yelp Inc. - Class A (a)	123	4,812
Zendesk Inc. (a)	54	2,926
		627,747
Materials 3.1%
Allegheny Technologies Inc. (a)	262	6,580
Ashland Global Holdings Inc.	197	15,380
Boise Cascade Co.	12	557
Chemours Co.	177	7,852
Ferro Corp. (a)	333	6,943
KMG Chemicals Inc.	129	9,498
Kronos Worldwide Inc.	97	2,183
Louisiana-Pacific Corp.	107	2,925
	Shares/Par[1]	Value ($)
Quaker Chemical Corp.	25	3,871
Ryerson Holding Corp. (a)	82	915
Schnitzer Steel Industries Inc. - Class A	57	1,924
Tredegar Corp.	28	663
Trinseo SA	27	1,949
Valhi Inc.	78	370
Verso Corp. - Class A (a)	27	590
		62,200
Real Estate 0.4%
ARMOUR Residential REIT Inc.	102	2,333
Ashford Hospitality Trust Inc.	117	948
Cedar Realty Trust Inc.	134	631
Chatham Lodging Trust	34	729
iStar Inc. (a)	19	207
PS Business Parks Inc.	7	861
Ryman Hospitality Properties	7	574
Xenia Hotels & Resorts Inc.	36	871
		7,154
Telecommunication Services 0.4%
Boingo Wireless Inc. (a) (b)	296	6,688
Cogent Communications Group Inc.	14	739
Vonage Holdings Corp. (a)	62	797
		8,224
Utilities 0.0%
American States Water Co.	9	517
Total Common Stocks (cost $1,617,320)		1,987,530
RIGHTS 0.0%
Dyax Corp. (a) (d)	143	458
Total Rights (cost $159)		458
SHORT TERM INVESTMENTS 9.9%
Investment Companies 3.4%
JNL Government Money Market Fund - Institutional Class, 1.79% (e) (f)	70,278	70,278
Securities Lending Collateral 6.5%
Securities Lending Cash Collateral Fund LLC, 1.99% (e) (f)	131,543	131,543
Total Short Term Investments (cost $201,821)		201,821
Total Investments 107.5% (cost $1,819,300)		2,189,809
Other Assets and Liabilities, Net (7.5)%		(152,182)
Total Net Assets 100.0%		2,037,627

(a)  Non-income producing security.

(b)  All or portion of the security was on loan.

(c)   The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(d)   Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e)   Investment in affiliate.

(f)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

JNL Multi-Manager Small Cap Value Fund
COMMON STOCKS 98.5%
Consumer Discretionary 15.0%
Abercrombie & Fitch Co. - Class A	239	5,834
Adtalem Global Education Inc. (a)	108	5,204
American Axle & Manufacturing Holdings Inc. (a)	160	2,477
American Eagle Outfitters Inc.	150	3,476
American Public Education Inc. (a)	8	340
Beazer Homes USA Inc. (a)	54	790
Big Lots Inc.	108	4,526
Bojangles' Inc. (a)	245	3,532
Brinker International Inc. (b)	61	2,899
Buckle Inc. (b)	170	4,581
Caleres Inc.	102	3,505
Callaway Golf Co.	145	2,754
Career Education Corp. (a)	357	5,768
Childrens Place Retail Stores Inc.	9	1,135

See accompanying Notes to Financial Statements.

180

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Citi Trends Inc.	31	857
Conn's Inc. (a) (b)	36	1,200
Cooper-Standard Holding Inc. (a)	4	535
Dillard's Inc. - Class A (b)	16	1,556
Eldorado Resorts Inc. (a) (b)	111	4,340
Express Inc. (a)	354	3,237
Fossil Group Inc. (a)	30	810
Fox Factory Holding Corp. (a)	173	8,035
Gannett Co. Inc.	107	1,144
Gildan Activewear Inc.	494	13,905
Gray Television Inc. (a)	31	484
Group 1 Automotive Inc.	29	1,833
Helen of Troy Ltd. (a)	178	17,494
Johnson Outdoors Inc. - Class A	39	3,323
KB Home	31	837
Laureate Education Inc. - Class A (a)	104	1,490
La-Z-Boy Inc.	26	799
LCI Industries	39	3,503
Liberty Expedia Holdings Inc. - Class A (a)	12	518
M/I Homes Inc. (a)	76	2,012
Malibu Boats Inc. - Class A (a)	115	4,840
Meredith Corp.	19	964
MSG Networks Inc. - Class A (a)	79	1,884
Murphy USA Inc. (a)	17	1,281
Nautilus Inc. (a)	734	11,527
New Home Co. Inc. (a)	128	1,280
Office Depot Inc.	859	2,190
Oxford Industries Inc.	11	937
Penske Automotive Group Inc.	60	2,834
Red Lion Hotels Corp. (a)	12	135
Shoe Carnival Inc.	37	1,205
Skechers U.S.A. Inc. - Class A (a)	36	1,065
Stoneridge Inc. (a)	31	1,083
Superior Industries International Inc.	27	490
Tailored Brands Inc. (b)	105	2,685
Tegna Inc.	49	536
Tilly's Inc. - Class A	26	390
TopBuild Corp. (a)	5	391
Tower International Inc.	55	1,751
TRI Pointe Homes Inc. (a)	181	2,955
Tupperware Brands Corp.	26	1,072
Williams-Sonoma Inc. (b)	232	14,197
Winnebago Industries Inc.	272	11,031
Zagg Inc. (a)	157	2,711
		184,167
Consumer Staples 2.2%
Andersons Inc.	101	3,460
Cal-Maine Foods Inc. (a)	44	1,999
Central Garden & Pet Co. - Class A (a)	41	1,669
Chefs' Warehouse Inc. (a)	10	284
Cott Corp.	47	783
Energizer Holdings Inc.	46	2,884
Ingredion Inc.	4	476
Limoneira Co.	12	299
Sanderson Farms Inc.	8	813
TreeHouse Foods Inc. (a)	130	6,825
United Natural Foods Inc. (a)	131	5,588
Village Super Market Inc. - Class A	24	692
WD-40 Co.	11	1,566
		27,338
Energy 4.8%
Bonanza Creek Energy Inc. (a)	68	2,569
C&J Energy Services Inc. (a)	90	2,121
California Resources Corp. (a)	34	1,526
Carrizo Oil & Gas Inc. (a)	139	3,861
CVR Energy Inc. (b)	53	1,960
Delek US Holdings Inc.	60	3,001
Denbury Resources Inc. (a)	372	1,787
Eclipse Resources Corp. (a)	542	866
Exterran Corp. (a)	4	103
FTS International Inc. (a)	61	872
Helix Energy Solutions Group Inc. (a)	130	1,083
Mammoth Energy Services Inc. (a)	28	934
Matador Resources Co. (a) (b)	234	7,037
	Shares/Par[1]	Value ($)
McDermott International Inc. (a)	98	1,929
Newpark Resources Inc. (a)	180	1,951
Oil States International Inc. (a)	95	3,044
Pacific Ethanol Inc. (a)	100	261
Patterson-UTI Energy Inc.	151	2,725
PBF Energy Inc. - Class A	27	1,149
PDC Energy Inc. (a)	77	4,644
ProPetro Holding Corp. (a)	25	391
Renewable Energy Group Inc. (a)	64	1,145
Ring Energy Inc. (a)	65	819
RSP Permian Inc. (a)	23	1,025
Sanchez Energy Corp. (a) (b)	466	2,107
SemGroup Corp. - Class A (b)	21	535
Superior Energy Services Inc. (a)	363	3,532
Unit Corp. (a)	26	664
W&T Offshore Inc. (a)	182	1,299
World Fuel Services Corp.	183	3,743
		58,683
Financials 23.8%
1st Source Corp.	29	1,543
AG Mortgage Investment Trust Inc.	50	933
Ambac Financial Group Inc. (a)	195	3,875
American Equity Investment Life Holding Co.	206	7,392
Anworth Mortgage Asset Corp.	373	1,856
Argo Group International Holdings Ltd.	6	372
Banc of California Inc.	61	1,191
BancFirst Corp.	22	1,325
BancorpSouth Bank	374	12,349
Bank of NT Butterfield & Son Ltd.	78	3,572
Blue Hills Bancorp Inc.	26	575
BofI Holding Inc. (a)	24	961
Brookline Bancorp Inc.	55	1,017
Cadence Bancorp LLC - Class A	147	4,235
Capitol Federal Financial Inc.	183	2,414
Cathay General Bancorp	251	10,138
CBTX Inc. (b)	102	3,375
CenterState Bank Corp.	136	4,053
City Holdings Co.	10	780
CNO Financial Group Inc.	77	1,468
Commerce Bancshares Inc.	161	10,405
ConnectOne Bancorp Inc.	98	2,440
Cowen Inc. - Class A (a) (b)	124	1,711
Enova International Inc. (a)	61	2,222
Enterprise Financial Services Corp.	85	4,601
Evercore Inc. - Class A	13	1,419
FCB Financial Holdings Inc. - Class A (a)	51	2,981
Federal Agricultural Mortgage Corp. - Class C	35	3,138
First American Financial Corp.	80	4,133
First Bancorp Inc. (a)	105	802
First Commonwealth Financial Corp.	78	1,216
First Community Bancshares Inc.	12	385
First Defiance Financial Corp.	10	697
First Financial Bancorp	176	5,392
First Interstate BancSystem Inc. - Class A	41	1,739
FirstCash Inc.	123	11,110
FNB Corp.	104	1,396
Great Western Bancorp Inc.	17	710
Hancock Whitney Co.	28	1,328
Hanmi Financial Corp.	111	3,144
Hanover Insurance Group Inc.	19	2,315
Home Bancorp Inc.	9	433
Independent Bank Corp.	15	1,176
Investors Bancorp Inc.	225	2,882
James River Group Holdings Ltd.	63	2,464
Janus Henderson Group Plc	25	771
Kemper Corp.	12	896
Lakeland Financial Corp.	37	1,796
Live Oak Bancshares Inc.	222	6,806
LPL Financial Holdings Inc.	36	2,339
Macatawa Bank Corp.	42	504
MB Financial Inc.	95	4,430
Meridian Bancorp Inc.	227	4,343
Metropolitan Bank Holding Corp. (a)	17	908
MFA Financial Inc.	87	657

See accompanying Notes to Financial Statements.

181

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
National Western Life Group Inc. - Class A	24	7,282
Nelnet Inc. - Class A	32	1,846
NMI Holdings Inc. - Class A (a)	171	2,793
Northrim BanCorp Inc.	5	181
Old Second Bancorp Inc.	57	827
Oppenheimer Holdings Inc. - Class A	39	1,091
PCSB Financial Corp.	25	504
Pinnacle Financial Partners Inc.	76	4,692
PRA Group Inc. (a) (b)	273	10,505
Preferred Bank	42	2,577
Prosperity Bancshares Inc.	59	4,015
Provident Financial Services Inc.	129	3,543
Radian Group Inc.	136	2,206
RBB Bancorp	19	606
Reinsurance Group of America Inc.	4	467
RenaissanceRe Holdings Ltd.	84	10,083
Renasant Corp.	26	1,161
Republic Bancorp Inc. - Class A	7	319
Riverview Bancorp Inc.	46	389
S&T Bancorp Inc.	37	1,593
Sandy Spring Bancorp Inc.	42	1,738
Shore Bancshares Inc.	18	346
Sierra Bancorp	15	411
State Bank Financial Corp.	33	1,094
Sterling Bancorp	36	851
Summit Financial Group Inc.	9	238
TCF Financial Corp.	652	16,063
Tristate Capital Holdings Inc. (a)	195	5,086
UMB Financial Corp.	72	5,526
Umpqua Holdings Corp.	637	14,411
Universal Insurance Holdings Inc.	79	2,772
Valley National Bancorp	263	3,198
Washington Federal Inc.	131	4,282
Waterstone Financial Inc.	207	3,523
Webster Financial Corp.	60	3,842
WesBanco Inc.	51	2,308
West Bancorp Inc.	17	417
Western Alliance Bancorp (a)	80	4,529
Wintrust Financial Corp.	72	6,249
WSFS Financial Corp.	31	1,641
		292,318
Health Care 7.9%
Acadia HealthCare Co. Inc. (a)	69	2,840
Acceleron Pharma Inc. (a)	14	668
Acorda Therapeutics Inc. (a)	59	1,706
Allscripts-Misys Healthcare Solutions Inc. (a)	333	3,991
Amneal Pharmaceuticals Inc. - Class A (a)	20	335
AngioDynamics Inc. (a)	37	826
Bluebird Bio Inc. (a)	9	1,463
Charles River Laboratories International Inc. (a)	30	3,419
Emergent BioSolutions Inc. (a)	20	1,005
Enanta Pharmaceuticals Inc. (a)	13	1,484
Endologix Inc. (a) (b)	480	2,718
Global Blood Therapeutics Inc. (a)	10	440
Halyard Health Inc. (a)	23	1,293
Hill-Rom Holdings Inc.	109	9,590
Horizon Pharma Plc (a)	21	350
Innoviva Inc. (a)	145	2,001
Integer Holdings Corp. (a)	55	3,511
Invacare Corp.	170	3,156
Lifepoint Health Inc. (a)	23	1,122
Magellan Health Services Inc. (a)	12	1,190
Mallinckrodt Plc (a) (b)	27	500
Medidata Solutions Inc. (a)	71	5,712
MEDNAX Inc. (a)	172	7,444
Novavax Inc. (a) (b)	662	887
Opko Health Inc. (a) (b)	220	1,036
Owens & Minor Inc.	53	881
Pacira Pharmaceuticals Inc. (a)	127	4,058
Prestige Brands Holdings Inc. (a) (b)	47	1,821
PTC Therapeutics Inc. (a)	12	405
Spectrum Pharmaceuticals Inc. (a)	110	2,303
Syneos Health Inc. - Class A (a)	290	13,606
Teladoc Inc. (a) (b)	73	4,214
	Shares/Par[1]	Value ($)
Triple-S Management Corp. - Class B (a)	71	2,755
Varex Imaging Corp. (a)	237	8,798
		97,528
Industrials 17.1%
AAR Corp.	70	3,274
ACCO Brands Corp.	145	2,005
Actuant Corp. - Class A (b)	232	6,812
Aerojet Rocketdyne Holdings Inc. (a)	25	731
Air Lease Corp. - Class A	240	10,069
Amerco Inc. (b)	7	2,503
Apogee Enterprises Inc.	21	1,026
Applied Industrial Technologies Inc.	10	717
ArcBest Corp.	86	3,944
Astronics Corp. (a)	85	3,045
Atkore International Group Inc. (a)	285	5,926
Colfax Corp. (a) (b)	371	11,370
Covenant Transportation Group Inc. - Class A (a)	55	1,731
CRA International Inc.	22	1,143
DMC Global Inc.	21	964
Donaldson Co. Inc. (b)	168	7,576
Echo Global Logistics Inc. (a)	34	988
EMCOR Group Inc.	68	5,218
Esterline Technologies Corp. (a)	9	649
Forward Air Corp.	54	3,204
FTI Consulting Inc. (a)	70	4,222
Gates Industrial Corp. Plc (a)	273	4,448
GATX Corp.	14	1,069
Genco Shipping & Trading Ltd. (a)	49	760
Generac Holdings Inc. (a)	100	5,153
Gorman-Rupp Co.	109	3,784
Greenbrier Cos. Inc.	9	478
Griffon Corp.	54	962
Harsco Corp. (a)	189	4,173
Hawaiian Holdings Inc.	65	2,323
Heidrick & Struggles International Inc.	23	798
Hertz Global Holdings Inc. (a) (b)	160	2,454
Hurco Cos. Inc.	8	341
Kaman Corp.	12	824
KBR Inc.	258	4,620
Kelly Services Inc. - Class A	27	615
Kennametal Inc.	78	2,792
Knoll Inc.	195	4,066
Korn/Ferry International	3	161
Meritor Inc. (a)	52	1,066
MRC Global Inc. (a)	127	2,749
NL Industries Inc. (a)	3	29
NOW Inc. (a) (b)	512	6,829
PGT Innovations Inc. (a)	502	10,460
Quad/Graphics Inc. - Class A	94	1,966
Quanex Building Products Corp.	675	12,109
REV Group Inc. (b)	108	1,841
Rexnord Corp. (a)	37	1,063
Rush Enterprises Inc. - Class A (a)	127	5,501
Safe Bulkers Inc. (a)	392	1,331
SkyWest Inc.	37	1,921
SP Plus Corp. (a)	58	2,172
Spirit Airlines Inc. (a) (b)	46	1,658
SPX Corp. (a)	131	4,609
Steelcase Inc. - Class A	914	12,347
Team Inc. (a) (b)	97	2,242
Teledyne Technologies Inc. (a)	9	1,776
Terex Corp.	30	1,283
Tetra Tech Inc.	64	3,767
Textainer Group Holdings Ltd. (a)	81	1,280
Titan International Inc.	102	1,098
TriMas Corp. (a)	12	365
Triumph Group Inc.	61	1,198
Twin Disc Inc. (a)	15	370
Vectrus Inc. (a)	68	2,085
Veritiv Corp. (a)	13	498
Werner Enterprises Inc.	14	520
Woodward Governor Co. (b)	118	9,085
		210,156

See accompanying Notes to Financial Statements.

182

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Information Technology 8.7%
ACI Worldwide Inc. (a)	196	4,831
Ambarella Inc. (a) (b)	41	1,581
Belden Inc.	34	2,093
Benchmark Electronics Inc.	26	743
Blackberry Ltd. (a)	249	2,406
CACI International Inc. - Class A (a)	23	3,828
Ciena Corp. (a)	24	645
Cirrus Logic Inc. (a)	16	613
Cohu Inc.	239	5,844
Comtech Telecommunications Corp.	84	2,677
CSG Systems International Inc.	18	728
Diodes Inc. (a)	46	1,578
Dolby Laboratories Inc.	58	3,598
DSP Group Inc. (a)	25	308
Ebix Inc.	61	4,673
Electro Scientific Industries Inc. (a) (b)	141	2,221
Electronics for Imaging Inc. (a)	15	475
ePlus Inc. (a)	19	1,785
Etsy Inc. (a)	110	4,641
Finisar Corp. (a) (b)	123	2,220
Forescout Technologies Inc. (a)	15	509
Glu Mobile Inc. (a)	160	1,028
GSI Technology Inc. (a)	19	146
Infinera Corp. (a)	260	2,580
Insight Enterprises Inc. (a)	6	269
Integrated Device Technology Inc. (a)	122	3,882
Kemet Corp. (a)	29	701
Kulicke & Soffa Industries Inc.	135	3,207
KVH Industries Inc. (a)	3	38
Manhattan Associates Inc. (a)	59	2,767
MTS Systems Corp.	104	5,465
NCR Corp. (a)	54	1,608
NetGear Inc. (a)	14	864
Park Electrochemical Corp.	18	415
PC Connection Inc.	11	376
Photronics Inc. (a)	55	440
Plexus Corp. (a)	141	8,389
Progress Software Corp.	35	1,375
QAD Inc. - Class A	5	246
QuinStreet Inc. (a)	96	1,217
Semtech Corp. (a)	24	1,120
SendGrid Inc. (a)	10	272
SMART Global Holdings Inc. (a) (b)	52	1,665
Super Micro Computer Inc. (a) (b)	65	1,528
SYNNEX Corp.	8	762
Systemax Inc.	38	1,314
Tech Data Corp. (a)	41	3,414
Teradata Corp. (a)	132	5,301
Teradyne Inc.	15	571
Verint Systems Inc. (a)	22	989
Vishay Intertechnology Inc.	282	6,548
		106,494
Materials 6.0%
Advanced Emissions Solutions Inc. (b)	64	730
AdvanSix Inc. (a)	101	3,717
Allegheny Technologies Inc. (a)	47	1,182
Boise Cascade Co.	45	2,009
Chemours Co.	21	919
Cleveland-Cliffs Inc. (a)	383	3,225
Commercial Metals Co.	226	4,757
Domtar Corp.	24	1,167
Graphic Packaging Holding Co.	254	3,683
HB Fuller Co.	170	9,147
Kronos Worldwide Inc. (b)	62	1,402
Louisiana-Pacific Corp.	17	476
Olin Corp.	30	859
PolyOne Corp.	81	3,505
Reliance Steel & Aluminum Co.	99	8,666
Ryerson Holding Corp. (a)	106	1,182
Schnitzer Steel Industries Inc. - Class A	132	4,444
Schweitzer-Mauduit International Inc.	367	16,050
Tredegar Corp.	23	540
Tronox Ltd. - Class A	217	4,268
	Shares/Par[1]	Value ($)
Valhi Inc.	84	398
Verso Corp. - Class A (a)	29	621
Warrior Met Coal Inc. (b)	11	304
		73,251
Real Estate 8.7%
Americold Realty Trust	248	5,451
ARMOUR Residential REIT Inc.	148	3,386
Ashford Hospitality Trust Inc.	220	1,778
Braemar Hotels & Resorts Inc.	137	1,568
Brandywine Realty Trust	65	1,096
Brixmor Property Group Inc.	192	3,348
Cedar Realty Trust Inc.	134	634
Chatham Lodging Trust	108	2,296
Chesapeake Lodging Trust	126	3,987
CubeSmart	129	4,160
DiamondRock Hospitality Co.	241	2,954
Education Realty Trust Inc.	143	5,938
Essential Properties Realty Trust Inc. (a) (b)	254	3,442
Four Corners Property Trust Inc.	186	4,586
Getty Realty Corp.	125	3,511
Government Properties Income Trust	100	1,587
Healthcare Realty Trust Inc.	26	748
HFF Inc. - Class A	176	6,056
Highwoods Properties Inc.	19	984
InfraREIT Inc.	50	1,099
Invesco Mortgage Capital Inc.	287	4,566
iStar Inc. (a)	62	664
Kite Realty Group Trust	153	2,614
Lexington Realty Trust	198	1,725
Mack-Cali Realty Corp.	102	2,077
New Senior Investment Group Inc.	132	999
NorthStar Realty Europe Corp.	76	1,107
One Liberty Properties Inc.	24	633
Pebblebrook Hotel Trust (b)	97	3,757
Physicians Realty Trust	77	1,232
PS Business Parks Inc.	28	3,649
QTS Realty Trust Inc. - Class A	35	1,400
RLJ Lodging Trust	100	2,205
Sun Communities Inc.	27	2,671
Sunstone Hotel Investors Inc.	171	2,845
Taubman Centers Inc.	20	1,171
Terreno Realty Corp	46	1,743
Washington Prime Group Inc. (b)	803	6,518
Western Asset Mortgage Capital Corp.	47	486
Xenia Hotels & Resorts Inc.	240	5,847
		106,518
Telecommunication Services 0.1%
Avaya Holdings Corp. (a)	4	78
Intelsat SA (a)	6	97
NII Capital Corp. (a) (b)	93	364
pdvWireless Inc. (a) (b)	13	317
Spok Holdings Inc.	26	393
Telephone & Data Systems Inc.	19	523
		1,772
Utilities 4.2%
Allete Inc.	30	2,281
American States Water Co.	26	1,512
Avista Corp.	22	1,183
California Water Service Group	34	1,311
Chesapeake Utilities Corp.	69	5,535
Connecticut Water Services Inc.	21	1,388
El Paso Electric Co.	67	3,940
IDACORP Inc.	41	3,743
MGE Energy Inc.	8	524
Middlesex Water Co.	66	2,773
New Jersey Resources Corp.	65	2,892
ONE Gas Inc.	52	3,918
Otter Tail Corp.	39	1,871
PNM Resources Inc.	136	5,309
Portland General Electric Co.	152	6,507
SJW Corp.	6	410
Southwest Gas Corp.	25	1,891
Spire Inc.	33	2,355
Unitil Corp.	9	466

See accompanying Notes to Financial Statements.

183

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
WGL Holdings Inc.	15	1,369
		51,178
Total Common Stocks (cost $1,077,674)		1,209,403
SHORT TERM INVESTMENTS 6.9%
Investment Companies 1.9%
JNL Government Money Market Fund - Institutional Class, 1.79% (c) (d)	23,784	23,784
Securities Lending Collateral 5.0%
Securities Lending Cash Collateral Fund LLC, 1.99% (c) (d)	60,908	60,908
Total Short Term Investments (cost $84,692)		84,692
Total Investments 105.4% (cost $1,162,366)		1,294,095
Other Assets and Liabilities, Net (5.4)%		(66,660)
Total Net Assets 100.0%		1,227,435

(a)  Non-income producing security.

(b)  All or portion of the security was on loan.

(c)   Investment in affiliate.

(d)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

JNL/Neuberger Berman Strategic Income Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 13.2%
Ally Auto Receivables Trust
Series 2017-A2-3, 1.53%, 02/15/19	769	767
Asset Backed Securities Corp. Home Equity Loan Trust
Series 2006-A3-HE1, REMIC, 2.29%, (1M US LIBOR + 0.20%), 01/25/36 (a)	35	35
Bear Stearns Asset Backed Securities I Trust
Series 2005-M1-TC1, REMIC, 2.75%, (1M US LIBOR + 0.66%), 05/25/35 (a)	182	183
Series 2005-M1-AQ2, REMIC, 2.83%, (1M US LIBOR + 0.74%), 09/25/35 (a)	2,430	2,431
Series 2006-1M3-HE1, REMIC, 2.55%, (1M US LIBOR + 0.46%), 12/25/35 (a)	1,600	1,572
Series 2006-2M1-HE1, REMIC, 2.57%, (1M US LIBOR + 0.41%), 02/25/36 (a)	116	116
Capital One Multi-Asset Execution Trust
Series 2016-A1-A1, 2.52%, (1M US LIBOR + 0.45%), 04/15/19 (a)	970	973
Series 2014-A4-A4, 2.43%, (1M US LIBOR + 0.36%), 08/15/19 (a)	6,980	6,998
Carrington Mortgage Loan Trust
Series 2006-A4-RFC1, REMIC, 2.33%, (1M US LIBOR + 0.24%), 03/25/36 (a)	2,400	2,378
Chase Issuance Trust
Series 2016-A-A2, 1.37%, 06/17/19	6,210	6,133
Series 2018-A1-A1, 2.27%, (1M US LIBOR + 0.20%), 04/15/21 (a)	9,670	9,667
Citibank Credit Card Issuance Trust
Series 2017-A4-A4, 2.24%, (1M US LIBOR + 0.22%), 04/07/20 (a)	1,625	1,627
Citigroup Commercial Mortgage Trust
Interest Only, Series 2014-XA-GC25, REMIC, 1.18%, 10/10/47 (a)	13,742	719
Interest Only, Series 2015-XA-GC27, REMIC, 1.54%, 02/10/48 (a)	7,948	556
Commercial Mortgage Pass-Through Certificates
Interest Only, Series 2013-XB-LC6, REMIC, 0.37%, 01/10/23 (a) (b)	14,500	241
Interest Only, Series 2013-XB-CR6, REMIC, 0.66%, 02/10/23 (a)	2,500	59
Interest Only, Series 2014-XA-CR16, REMIC, 1.31%, 04/10/47 (a)	16,208	661
Interest Only, Series 2014-XA-LC15, REMIC, 1.46%, 04/10/47 (a)	23,241	1,023
Interest Only, Series 2014-XA-UBS3, REMIC, 1.45%, 06/10/47 (a)	15,291	740
Interest Only, Series 2014-XA-UBS6, REMIC, 1.11%, 12/10/47 (a)	12,649	557
EquiFirst Mortgage Loan Trust
Series 2003-1A1-2, REMIC, 3.21%, (1M US LIBOR + 1.13%), 09/25/33 (a)	516	513
Series 2005-M3-1, REMIC, 2.81%, (1M US LIBOR + 0.72%), 04/25/35 (a)	908	906
	Shares/Par[1]	Value ($)
Fannie Mae Connecticut Avenue Securities
Series 2017-2M2-C02, 5.74%, (1M US LIBOR + 3.65%), 09/25/29 (a)	5,574	6,075
Series 2017-2M2-C04, 4.94%, (1M US LIBOR + 2.85%), 11/25/29 (a)	1,553	1,625
Series 2017-1M2-C03, REMIC, 5.09%, (1M US LIBOR + 3.00%), 10/25/29 (a)	4,440	4,726
Series 2017-1M2-C06, REMIC, 4.74%, (1M US LIBOR + 2.65%), 02/25/30 (a)	1,300	1,341
Series 2017-2M2-C06, REMIC, 4.89%, (1M US LIBOR + 2.80%), 02/25/30 (a)	1,700	1,767
Series 2018-2M2-C02, REMIC, 4.29%, (1M US LIBOR + 2.20%), 08/25/30 (a)	2,560	2,541
GS Mortgage Securities Corp. II
Interest Only, Series 2015-XA-GC30, REMIC, 1.01%, 05/10/50 (a)	20,391	817
GS Mortgage Securities Trust
Interest Only, Series 2014-XA-GC18, REMIC, 1.27%, 01/10/24 (a)	21,308	892
Interest Only, Series 2014-XA-GC26, REMIC, 1.19%, 11/10/47 (a)	15,091	744
Home Equity Mortgage Trust
Series 2004-M2-5, REMIC, 3.69%, (1M US LIBOR + 1.60%), 02/25/35 (a)	137	134
JPMorgan Mortgage Acquisition Trust
Series 2006-A5-ACC1, REMIC, 2.33%, (1M US LIBOR + 0.24%), 05/25/36 (a)	110	109
Series 2007-MV2-CH1, REMIC, 2.37%, (1M US LIBOR + 0.28%), 11/25/36 (a)	1,990	1,987
Morgan Stanley ABS Capital I Inc. Trust
Series 2005-M4-HE3, REMIC, 3.07%, (1M US LIBOR + 0.98%), 07/25/35 (a)	870	864
Navient Student Loan Trust
Series 2016-A1-6A, 2.57%, (1M US LIBOR + 0.48%), 02/25/19 (a) (b)	529	530
Series 2018-A1-3A, 2.36%, (1M US LIBOR + 0.27%), 06/25/20 (a) (b)	1,230	1,230
Newcastle Mortgage Securities Trust
Series 2006-M2-1, REMIC, 2.46%, (1M US LIBOR + 0.37%), 03/25/36 (a)	3,490	3,502
Permanent Master Issuer Plc
Series 2018-1A1-1A, 2.71%, (3M US LIBOR + 0.38%), 10/15/20 (a) (b)	750	750
RAMP Trust
Series 2005-M4-RZ2, REMIC, 2.93%, (1M US LIBOR + 0.84%), 05/25/35 (a)	2,880	2,879
Series 2005-M3-RZ4, REMIC, 2.61%, (1M US LIBOR + 0.52%), 11/25/35 (a)	3,190	3,206
Structured Asset Investment Loan Trust
Series 2003-M1-BC5, REMIC, 3.22%, (1M US LIBOR + 1.13%), 06/25/33 (a)	109	111
Structured Asset Securities Corp.
Series 2005-M3-NC1, REMIC, 2.87%, (1M US LIBOR + 0.78%), 02/25/35 (a)	3,524	3,525
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2005-M3-NC2, REMIC, 2.74%, (1M US LIBOR + 0.65%), 05/25/35 (a)	67	67
Series 2005-M4-WF4, REMIC, 2.96%, (1M US LIBOR + 0.87%), 11/25/35 (a)	3,300	3,282
Toyota Auto Receivables Owner Trust
Series 2017-A2A-B, 1.46%, 01/15/20	1,359	1,356
Series 2018-A2A-B, 2.64%, 03/15/21	3,700	3,699
Verizon Owner Trust
Series 2017-A-1A, 2.06%, 09/20/21 (b)	5,000	4,943
Wells Fargo-RBS Commercial Mortgage Trust
Interest Only, Series 2014-XA-C21, REMIC, 1.23%, 08/15/47 (a)	14,681	686
WF-RBS Commercial Mortgage Trust
Interest Only, Series 2014-XA-LC14, REMIC, 1.46%, 03/15/47 (a)	10,722	475
Total Non-U.S. Government Agency Asset-Backed Securities (cost $88,552)		92,718
CORPORATE BONDS AND NOTES 25.6%
Consumer Discretionary 2.3%
1011778 B.C. Unlimited Liability Co.
4.63%, 01/15/22 (b)	85	85

See accompanying Notes to Financial Statements.

184

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Altice SA
7.75%, 05/15/22 (b)	270	261
AMC Entertainment Inc.
5.88%, 02/15/22	170	173
Cable One Inc.
5.75%, 06/15/22 (b)	170	173
CCO Holdings LLC
5.25%, 09/30/22	260	261
Cequel Communications Holdings I LLC
5.13%, 12/15/21 (b)	175	174
Charter Communications Operating LLC
4.91%, 07/23/25	5,180	5,224
6.48%, 10/23/45	1,860	1,960
5.38%, 05/01/47	730	669
5.75%, 04/01/48	2,245	2,167
Comcast Corp.
4.00%, 08/15/47	2,425	2,142
CSC Holdings LLC
6.75%, 11/15/21	165	173
Discovery Communications LLC
5.20%, 09/20/47	500	484
Lennar Corp.
5.38%, 10/01/22	340	347
Meritage Homes Corp.
7.15%, 04/15/20	165	174
MGM Resorts International
6.63%, 12/15/21	165	174
NCL Corp. Ltd.
4.75%, 12/15/21 (b)	175	174
Penske Automotive Group Inc.
3.75%, 08/15/20	265	262
Sinclair Television Group Inc.
5.38%, 04/01/21	175	176
Sirius XM Radio Inc.
4.63%, 05/15/23 (b)	265	259
Taylor Morrison Communities Inc.
5.25%, 04/15/21 (b)	260	260
Univision Communications Inc.
6.75%, 09/15/22 (b)	340	348
		16,120
Consumer Staples 1.7%
Anheuser-Busch InBev Worldwide Inc.
4.75%, 04/15/58	3,695	3,621
BAT Capital Corp.
4.54%, 08/15/47 (b)	4,515	4,212
Cencosud SA
4.38%, 07/17/27 (b)	260	239
Grupo Bimbo SAB de CV
4.70%, 11/10/47 (b)	2,880	2,603
JBS Investments GmbH
7.75%, 10/28/20	200	204
7.25%, 04/03/24	200	194
Kroger Co.
3.88%, 10/15/46	455	378
Marfrig Holdings Europe BV
8.00%, 06/08/23	200	203
		11,654
Energy 4.1%
Abu Dhabi Crude Oil Pipeline LLC
3.65%, 11/02/29 (b)	200	185
4.60%, 11/02/47 (b)	640	586
Ascent Resources Utica Holdings LLC
10.00%, 04/01/22 (b)	245	269
Canadian Natural Resources Ltd.
6.25%, 03/15/38	1,445	1,701
Chesapeake Energy Corp.
6.63%, 08/15/20	170	175
Energy Transfer Partners LP
6.63%, (callable at 100 beginning 02/15/28) (c)	3,090	2,820
5.80%, 06/15/38	1,040	1,028
EP Energy LLC
9.38%, 05/01/24 (b)	110	90
Hess Corp.
4.30%, 04/01/27	1,755	1,693
	Shares/Par[1]	Value ($)
KazMunaiGaz Finance Sub BV
9.13%, 07/02/18	200	200
KazMunayGas National Co. JSC
5.38%, 04/24/30 (b)	299	300
5.75%, 04/19/47	710	677
5.75%, 04/19/47 (b)	200	191
6.38%, 10/24/48 (b)	510	518
Kinder Morgan Inc.
5.00%, 02/15/21 (b)	2,685	2,774
5.55%, 06/01/45	2,695	2,710
Laredo Petroleum Inc.
5.63%, 01/15/22	270	267
MPLX LP
4.70%, 04/15/48	3,495	3,236
Noble Energy Inc.
5.25%, 11/15/43	2,170	2,200
Oasis Petroleum Inc.
6.88%, 03/15/22	260	264
Peru LNG Srl
5.38%, 03/22/30 (b)	200	198
Petroleos del Peru SA
4.75%, 06/19/32 (b)	200	191
Petroleos Mexicanos
5.98%, (3M US LIBOR + 3.65%), 03/11/22 (a)	107	114
4.63%, 09/21/23	114	112
5.35%, 02/12/28 (b)	198	187
6.50%, 03/13/27 - 06/02/41	3,060	3,070
6.38%, 01/23/45	122	112
6.75%, 09/21/47	282	266
6.35%, 02/12/48 (b)	103	93
Rio Energy SA
6.88%, 02/01/25 (b)	150	126
Southern Gas Corridor CJSC Co.
6.88%, 03/24/26	400	433
6.88%, 03/24/26 (b)	206	223
State Oil Co. of the Azerbaijan Republic
4.75%, 03/13/23	540	534
6.95%, 03/18/30	610	653
Summit Midstream Holdings LLC
5.50%, 08/15/22	265	260
Targa Resources Partners LP
5.25%, 05/01/23	260	261
Tullow Oil Plc
7.00%, 03/01/25 (b)	200	189
		28,906
Financials 8.6%
Ally Financial Inc.
4.13%, 02/13/22	175	172
Altice US Finance I Corp.
5.38%, 07/15/23 (b)	260	259
Anheuser-Busch InBev Finance Inc.
4.70%, 02/01/36	1,225	1,236
Antero Resources Finance Corp.
5.38%, 11/01/21	175	177
Ardagh Packaging Finance Plc
4.25%, 09/15/22 (b)	355	348
AXA Equitable Holdings Inc.
5.00%, 04/20/48 (b)	2,125	1,959
Banco de Credito e Inversiones
3.50%, 10/12/27 (b)	200	180
Banco Santander SA
3.80%, 02/23/28	2,355	2,148
Bank of America Corp.
3.95%, 04/21/25	2,500	2,448
3.97%, 03/05/29	2,485	2,445
BNP Paribas SA
2.38%, 05/21/20	2,785	2,742
Brazil Minas SPE via State of Minas Gerais
5.33%, 02/15/28	450	432
Charming Light Investments Ltd.
4.38%, 12/21/27	400	373
China Evergrande Group
8.75%, 06/28/25	200	176

See accompanying Notes to Financial Statements.

185

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Chinalco Capital Holdings Ltd.
4.25%, 04/21/22	200	189
Citigroup Inc.
3.89%, 01/10/28 (a)	1,015	982
3.52%, 10/27/28	1,235	1,159
Corp. Financiera de Desarrollo SA
5.25%, 07/15/29 (a) (b)	408	404
CSN Resources SA
6.50%, 07/21/20	230	215
Diamond 1 Finance Corp.
5.45%, 06/15/23 (b)	4,690	4,908
6.02%, 06/15/26 (b)	1,890	1,987
Ford Motor Credit Co. LLC
3.20%, 01/15/21	1,400	1,383
Goldman Sachs Group Inc.
2.60%, 04/23/20	1,130	1,119
3.69%, 06/05/28 (a)	2,320	2,198
3.81%, 04/23/29	4,330	4,116
4.02%, 10/31/38	3,860	3,492
5.15%, 05/22/45	1,805	1,793
Huarong Finance Co. Ltd.
4.00%, (callable at 100 beginning 11/07/22) (c)	400	378
4.50%, (callable at 100 beginning 01/24/22) (c)	200	195
JPMorgan Chase & Co.
4.01%, 04/23/29	3,450	3,403
JPMorgan Chase Bank NA
3.88%, 07/24/38 (a)	1,730	1,598
3.90%, 01/23/49	1,720	1,548
Morgan Stanley
5.45%, (callable at 100 beginning 07/15/19) (c)	1,405	1,423
Nielsen Co.
5.50%, 10/01/21 (b)	260	261
Oztel Holdings SPC Ltd.
6.63%, 04/24/28 (b)	200	191
Petrobras Global Finance BV
7.38%, 01/17/27	402	402
Shire Acquisitions Investments Ireland Ltd.
2.40%, 09/23/21	2,650	2,536
SLM Corp.
5.50%, 01/25/23	355	349
Springleaf Finance Corp.
5.63%, 03/15/23	265	264
Synchrony Financial
2.70%, 02/03/20	1,130	1,118
TC Ziraat Bankasi A/S
4.25%, 07/03/19	200	196
5.13%, 05/03/22 (b)	200	185
Trade & Development Bank of Mongolia LLC
9.38%, 05/19/20 (b)	200	210
UBS Group Funding Switzerland AG
4.25%, 03/23/28 (b)	2,660	2,641
Ukreximbank Via Biz Finance Plc
9.63%, 04/27/22 (b)	280	280
Vnesheconombank Via VEB Finance Plc
6.90%, 07/09/20	300	311
6.03%, 07/05/22	380	390
Westpac Banking Corp.
5.00%, (callable at 100 begininng 09/21/27) (c) (d) (e)	3,720	3,224
		60,143
Financials 0.0%
Toll Brothers Finance Corp.
5.88%, 02/15/22	250	261
Health Care 1.9%
AbbVie Inc.
4.70%, 05/14/45	2,130	2,114
CVS Health Corp.
4.30%, 03/25/28	4,230	4,162
5.05%, 03/25/48	5,375	5,445
HCA Inc.
5.88%, 03/15/22	335	350
Quintiles Transnational Corp.
4.88%, 05/15/23 (b)	260	263
	Shares/Par[1]	Value ($)
Tenet Healthcare Corp.
7.50%, 01/01/22 (b)	250	260
Universal Health Services Inc.
4.75%, 08/01/22 (b)	260	261
Valeant Pharmaceuticals International Inc.
6.50%, 03/15/22 (b)	335	347
		13,202
Industrials 1.6%
ADT Corp.
6.25%, 10/15/21	255	264
Arconic Inc.
6.15%, 08/15/20	170	177
Avis Budget Car Rental LLC
5.13%, 06/01/22 (b)	350	343
Beacon Roofing Supply Inc.
6.38%, 10/01/23	170	176
General Electric Co.
5.00%, (callable at 100 beginning 01/21/21) (c)	8,981	8,871
Hertz Corp.
5.88%, 10/15/20	175	171
Indika Energy Capital III Pte Ltd.
5.88%, 11/09/24	200	178
Mexico City Airport Trust
5.50%, 07/31/47 (b)	200	177
Park Aerospace Holdings Ltd.
3.63%, 03/15/21 (b)	365	354
Prime Security Services Borrower LLC
9.25%, 05/15/23 (b)	330	352
RR Donnelley & Sons Co.
7.63%, 06/15/20	255	261
		11,324
Industrials 0.0%
Aircastle Ltd.
5.50%, 02/15/22	170	174
Information Technology 2.2%
Apple Inc.
4.65%, 02/23/46	2,155	2,320
Broadcom Corp.
3.88%, 01/15/27	4,045	3,823
3.50%, 01/15/28	680	619
First Data Corp.
5.38%, 08/15/23 (b)	260	262
Hewlett Packard Enterprise Co.
3.60%, 10/15/20	2,260	2,271
4.90%, 10/15/25	2,925	2,984
Microchip Technology Inc.
4.33%, 06/01/23 (b)	2,635	2,641
Open Text Corp.
5.63%, 01/15/23 (b)	255	261
Tsinghua Unic Ltd.
5.38%, 01/31/23	260	247
		15,428
Materials 1.0%
Berry Plastics Corp.
5.50%, 05/15/22	170	172
Cemex SAB de CV
7.75%, 04/16/26	200	216
China Minmetals Corp.
3.75%, (callable at 100 beginning 11/13/22) (c)	444	407
4.45%, (callable at 100 beginning 05/13/21) (c)	210	205
CNAC HK Finbridge Co. Ltd.
3.50%, 07/19/22	200	193
Codelco
6.15%, 10/24/36	190	224
First Quantum Minerals Ltd.
7.00%, 02/15/21 (b)	350	354
FMG Resources August 2006 Pty Ltd.
4.75%, 05/15/22 (b)	265	256
Freeport-McMoRan Inc.
3.88%, 03/15/23	275	260
Graphic Packaging International Inc.
4.75%, 04/15/21	175	177

See accompanying Notes to Financial Statements.

186

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
HudBay Minerals Inc.
7.25%, 01/15/23 (b)	255	264
NOVA Chemicals Corp.
5.25%, 08/01/23 (b)	260	260
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22 (b)	175	174
Reynolds Group Issuer Inc.
5.13%, 07/15/23 (b)	355	351
Rusal Capital DAC
5.13%, 02/02/22	200	83
Sealed Air Corp.
4.88%, 12/01/22 (b)	340	344
Teck Resources Ltd.
4.75%, 01/15/22	170	170
Vale Overseas Ltd.
6.25%, 08/10/26	1,680	1,820
Vedanta Resources Plc
8.25%, 06/07/21	200	207
VM Holding SA
5.38%, 05/04/27 (b)	638	619
		6,756
Real Estate 0.1%
Country Garden Holdings Co. Ltd.
4.75%, 07/25/22	210	200
Iron Mountain Inc.
4.38%, 06/01/21 (b)	85	85
Realogy Holdings Corp.
5.25%, 12/01/21 (b)	260	260
		545
Telecommunication Services 1.8%
Altice France SA
6.00%, 05/15/22 (b)	345	347
AT&T Inc.
4.75%, 05/15/46	2,150	1,918
5.45%, 03/01/47	3,645	3,570
CenturyLink Inc.
5.63%, 04/01/20	260	263
CommScope Inc.
5.00%, 06/15/21 (b)	260	260
Frontier Communications Corp.
7.13%, 03/15/19	260	262
Liquid Telecommunications Financing Plc
8.50%, 07/13/22	200	199
Sprint Nextel Corp.
7.00%, 08/15/20	335	347
T-Mobile USA Inc.
4.00%, 04/15/22	175	173
Verizon Communications Inc.
4.67%, 03/15/55	2,353	2,074
Vodafone Group Plc
3.75%, 01/16/24	3,175	3,142
Zayo Group LLC
6.00%, 04/01/23	340	346
		12,901
Utilities 0.3%
Abengoa Transmision Sur SA
6.88%, 04/30/43 (b)	198	213
Agua y Saneamientos Argentinos SA
6.63%, 02/01/23	210	182
Calpine Corp.
6.00%, 01/15/22 (b)	170	173
Israel Electric Corp. Ltd.
4.25%, 08/14/28	203	196
NRG Energy Inc.
6.25%, 07/15/22	255	263
Perusahaan Listrik Negara PT
5.45%, 05/21/28 (b)	200	202
6.15%, 05/21/48 (b)	500	504
Talen Energy Supply LLC
9.50%, 07/15/22 (b)	85	84
		1,817
Total Corporate Bonds And Notes (cost $185,633)		179,231
	Shares/Par[1]	Value ($)
SENIOR LOAN INTERESTS 15.4%
Consumer Discretionary 3.4%
1011778 B.C. Unlimited Liability Co.
Term Loan B-3, 4.23%, (3M LIBOR + 2.25%), 02/15/24 (a)	365	363
Acosta Holdco Inc.
Term Loan, 5.23%, (3M LIBOR + 3.25%), 09/26/21 (a)	646	485
Advantage Sales & Marketing Inc.
1st Lien Term Loan , 5.34%, (3M LIBOR + 3.25%), 07/11/21 (a)	991	934
2nd Lien Term Loan, 8.48%, (3M LIBOR + 6.50%), 07/10/22 (a)	170	154
Bass Pro Group LLC
Term Loan B, 7.09%, (3M LIBOR + 5.00%), 11/15/23 (a)	652	652
Belmond Interfin Ltd.
Term Loan, 0.00%, (3M LIBOR + 2.75%), 07/03/24 (a) (f)	345	345
Term Loan, 4.73%, (3M LIBOR + 2.75%), 07/03/24 (a)	84	84
Bright Horizons Family Solutions Inc.
Term Loan B, 3.73%, (3M LIBOR + 1.75%), 11/07/23 (a)	338	336
Caesars Resort Collection LLC
1st Lien Term Loan B, 4.84%, (3M LIBOR + 2.75%), 09/28/24 (a)	338	337
Cedar Fair LP
Term Loan B, 3.73%, (3M LIBOR + 1.75%), 04/28/24 (a)	340	341
CH Hold Corp.
1st Lien Term Loan, 4.98%, (3M LIBOR + 3.00%), 02/01/24 (a)	270	270
Charter Communications Operating LLC
Term Loan B, 4.10%, (3M LIBOR + 2.00%), 04/30/25 (a)	402	401
Churchill Downs Inc.
Term Loan B, 3.99%, (3M LIBOR + 2.00%), 12/12/24 (a)	651	651
CityCenter Holdings LLC
Term Loan B, 4.23%, (1M LIBOR + 2.25%), 04/14/24 (a)	421	418
Core & Main LP
Term Loan B, 5.21%, (3M LIBOR + 3.00%), 07/19/24 (a)	162	162
Term Loan B, 5.30%, (3M LIBOR + 3.00%), 07/19/24 (a)	142	142
CS Intermediate Holdco 2 LLC
Term Loan B, 4.30%, (3M LIBOR + 2.00%), 11/02/23 (a)	338	338
CSC Holdings LLC
1st Lien Term Loan, 4.32%, (3M LIBOR + 2.25%), 07/15/25 (a)	806	800
Cumulus Media New Holdings Inc.
Term Loan, 6.51%, (3M LIBOR + 4.50%), 05/15/22 (a)	400	396
Dealer Tire LLC
Term Loan B, 5.56%, (1M LIBOR + 3.25%), 12/22/21 (a)	64	63
Term Loan B, 5.75%, (1M LIBOR + 3.25%), 12/22/21 (a)	11	11
Delta 2 (LUX) SARL
Term Loan, 4.48%, (3M LIBOR + 2.50%), 02/01/24 (a)	740	729
ESH Hospitality, Inc.
Term Loan B, 3.98%, (3M LIBOR + 2.00%), 08/30/23 (a)	466	463
Garda World Security Corp.
Term Loan, 5.80%, (3M LIBOR + 3.50%), 05/12/24 (a)	516	515
Term Loan, 7.50%, (3M Prime Rate + 2.50%), 05/12/24 (a)	1	1
General Nutrition Centers Inc.
Term Loan B, 10.74%, (3M LIBOR + 8.75%), 03/04/21 (a)	27	26
Term Loan, 8.99%, (3M LIBOR + 7.00%), 12/31/22 (a)	129	133

See accompanying Notes to Financial Statements.

187

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Golden Entertainment Inc.
1st Lien Term Loan, 4.98%, (3M LIBOR + 3.00%), 06/10/24 (a)	399	398
2nd Lien Term Loan, 9.10%, (3M LIBOR + 7.00%), 06/10/25 (a)	227	230
Goodyear Tire & Rubber Co.
2nd Lien Term Loan, 4.05%, (3M LIBOR + 2.00%), 03/07/25 (a)	340	340
Hilton Worldwide Finance LLC
Term Loan B-2, 3.84%, (3M LIBOR + 1.75%), 10/25/23 (a)	423	423
Jo-Ann Stores Inc.
Term Loan, 7.51%, (3M LIBOR + 5.00%), 09/29/23 (a)	204	202
Lamar Media Corp.
Term Loan B, 3.88%, (3M LIBOR + 1.75%), 02/16/25 (a)	339	339
Michaels Stores Inc.
Term Loan B, 4.48%, (3M LIBOR + 2.50%), 01/01/23 (a)	316	314
Term Loan B, 4.56%, (3M LIBOR + 2.50%), 01/01/23 (a)	119	118
Term Loan B, 4.59%, (3M LIBOR + 2.50%), 01/01/23 (a)	20	20
Minimax GmbH & Co. KG
Term Loan B, 0.00%, (3M LIBOR + 3.00%), 06/18/25 (a) (f)	485	484
Mission Broadcasting Inc.
Term Loan B-2, 4.48%, (3M LIBOR + 2.50%), 01/17/24 (a)	58	58
Mohegan Tribal Gaming Authority
Term Loan A, 5.73%, (3M LIBOR + 3.75%), 10/13/21 (a)	141	136
Term Loan B, 5.98%, (3M LIBOR + 4.00%), 10/30/23 (a)	621	585
NCL Corp. Ltd.
Term Loan B, 3.75%, (3M LIBOR + 1.75%), 10/05/21 (a)	338	338
Nexstar Broadcasting Inc.
Term Loan B-2, 4.48%, (3M LIBOR + 2.50%), 01/17/24 (a)	445	444
Numericable Group SA
Term Loan B-11, 4.73%, (3M LIBOR + 2.75%), 07/31/25 (a)	822	803
Term Loan B-12, 5.35%, (3M LIBOR + 3.00%), 01/31/26 (a)	70	69
Penn National Gaming Inc.
Term Loan B, 4.48%, (3M LIBOR + 2.50%), 01/26/24 (a)	252	253
Scientific Games International Inc.
Term Loan B-5, 4.84%, (3M LIBOR + 2.75%), 08/14/24 (a)	283	281
Term Loan B-5, 4.92%, (3M LIBOR + 2.75%), 08/14/24 (a)	1,190	1,181
SeaWorld Parks & Entertainment Inc.
Term Loan B-5, 5.30%, (3M LIBOR + 3.00%), 03/01/24 (a)	633	628
ServiceMaster Co.
Term Loan B, 4.48%, (3M LIBOR + 2.50%), 11/08/23 (a)	495	494
Sinclair Television Group Inc.
Term Loan B-2, 4.24%, (3M LIBOR + 2.25%), 01/06/24 (a)	404	402
Term Loan B, 0.00%, (3M LIBOR + 2.25%), 12/11/24 (a) (f)	110	110
Spin Holdco Inc.
Term Loan B, 5.34%, (3M LIBOR + 3.25%), 11/14/22 (a)	391	389
Staples Inc.
Term Loan B, 6.36%, (3M LIBOR + 4.00%), 08/15/24 (a)	635	626
Stars Group Holdings BV
Incremental Term Loan, 0.00%, (3M LIBOR + 3.00%), 06/29/25 (a) (f)	130	130
Tenneco Inc.
1st Lien Term Loan B, 0.00%, (3M LIBOR + 2.75%), 06/18/25 (a) (f)	165	163
	Shares/Par[1]	Value ($)
Tumi Inc.
Term Loan B, 3.73%, (3M LIBOR + 1.75%), 04/25/25 (a)	230	227
Twin River Management Group Inc.
Term Loan B, 5.80%, (3M LIBOR + 3.50%), 07/10/20 (a)	605	605
Univision Communications Inc.
Term Loan C-5, 4.84%, (3M LIBOR + 2.75%), 03/15/24 (a)	1,643	1,586
Wand Intermediate I LP
1st Lien Term Loan, 4.98%, (3M LIBOR + 3.00%), 09/17/21 (a)	271	270
WideOpenWest Finance LLC
Term Loan B, 5.34%, (3M LIBOR + 3.25%), 08/19/23 (a)	598	569
WMG Acquisition Corp.
Term Loan F, 4.15%, (3M LIBOR + 2.125%), 11/01/23 (a)	615	610
		23,375
Consumer Staples 0.5%
Albertsons LLC
Term Loan B-4, 4.84%, (3M LIBOR + 2.75%), 08/25/21 (a)	294	290
Term Loan B-5, 5.29%, (3M LIBOR + 3.00%), 12/21/22 (a)	539	534
Term Loan, 0.00%, (3M LIBOR + 3.00%), 05/02/23 (a) (f)	425	424
Term Loan B-6, 5.32%, (3M LIBOR + 3.00%), 06/22/23 (a)	336	332
BJ's Wholesale Club Inc.
1st Lien Term Loan, 5.53%, (3M LIBOR + 3.50%), 01/26/24 (a)	488	488
2nd Lien Term Loan, 9.53%, (3M LIBOR + 7.50%), 01/27/25 (a)	129	131
CHG PPC Parent LLC
Term Loan B, 4.84%, (3M LIBOR + 2.75%), 03/16/25 (a) (g)	120	119
Diamond (BC) B.V.
Term Loan, 5.10%, (1M LIBOR + 3.00%), 07/24/24 (a)	226	221
KIK Custom Products Inc.
Term Loan B, 5.97%, (3M LIBOR + 4.00%), 08/26/22 (a)	285	282
Nomad Foods Europe Midco Ltd.
Term Loan B-4, 4.32%, (3M LIBOR + 2.25%), 05/15/24 (a)	554	552
Spectrum Brands Inc.
Term Loan B, 4.06%, (3M LIBOR + 2.00%), 06/23/22 (a)	91	91
Term Loan B, 4.08%, (3M LIBOR + 2.00%), 06/23/22 (a)	15	15
Term Loan B, 4.10%, (3M LIBOR + 2.00%), 06/23/22 (a)	80	79
Term Loan B, 4.36%, (3M LIBOR + 2.00%), 06/23/22 (a)	60	60
U.S. Foods Inc.
Term Loan B, 0.00%, (3M LIBOR + 2.00%), 06/27/23 (a) (f)	95	95
		3,713
Energy 0.8%
BCP Raptor LLC
Term Loan B, 6.31%, (1M LIBOR + 4.25%), 06/07/24 (a)	516	504
Brazos Delaware II LLC
Term Loan B, 6.09%, (3M LIBOR + 4.00%), 05/16/25 (a)	110	110
Chesapeake Energy Corp.
Term Loan, 9.59%, (3M LIBOR + 7.50%), 08/16/21 (a)	315	329
Eastern Power LLC
Term Loan B, 5.73%, (3M LIBOR + 3.75%), 10/02/23 (a)	827	825
EG Finco Ltd.
Term Loan, 6.14%, (3M LIBOR + 4.00%), 06/30/25 (a)	359	356
2nd Lien Term Loan, 10.36%, (3M LIBOR + 8.00%), 03/22/26 (a)	55	54

See accompanying Notes to Financial Statements.

188

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
EG Group Ltd.
Term Loan B, 6.34%, (3M LIBOR + 4.00%), 02/01/25 (a)	205	202
Energy Transfer Equity LP
Term Loan B, 4.09%, (3M LIBOR + 2.00%), 02/28/24 (a)	547	541
Gavilan Resources LLC
2nd Lien Term Loan, 8.09%, (3M LIBOR + 6.00%), 02/24/24 (a)	270	265
Kestrel Acquisition LLC
Term Loan B, 6.24%, (3M LIBOR + 4.25%), 05/02/25 (a)	165	165
Lucid Energy Group II LLC
1st Lien Term Loan, 5.09%, (3M LIBOR + 3.00%), 01/31/25 (a)	494	491
Medallion Midland Acquisition LLC
1st Lien Term Loan, 5.34%, (3M LIBOR + 3.25%), 10/31/24 (a)	383	379
Talen Energy Supply LLC
Term Loan B-1, 6.09%, (3M LIBOR + 4.00%), 07/15/23 (a)	501	502
TEX Operations Co. LLC
Term Loan B, 3.98%, (3M LIBOR + 2.00%), 08/04/23 (a)	610	605
Traverse Midstream Partners LLC
Term Loan, 5.85%, (3M LIBOR + 4.00%), 09/22/24 (a)	255	255
		5,583
Financials 1.3%
AlixPartners LLP
Term Loan B, 5.05%, (3M LIBOR + 2.75%), 03/28/24 (a)	109	108
Altice US Finance I Corp.
Term Loan B, 4.23%, (3M LIBOR + 2.25%), 07/15/25 (a)	459	455
Asurion LLC
Term Loan B-7, 0.00%, (3M LIBOR + 3.00%), 11/15/24 (a) (f)	300	299
BCP Renaissance Parent LLC
Term Loan B, 0.00%, (3M LIBOR + 3.50%), 09/20/24 (a) (f)	60	60
Term Loan B, 5.86%, (3M LIBOR + 3.50%), 09/20/24 (a)	470	469
Citco Funding LLC
Term Loan, 4.98%, (3M LIBOR + 3.00%), 03/23/22 (a)	459	459
Crown Finance US Inc.
Term Loan, 4.59%, (3M LIBOR + 2.50%), 02/05/25 (a)	798	791
DTZ US Borrower LLC
1st Lien Term Loan, 5.56%, (3M LIBOR + 3.25%), 11/04/21 (a)	485	484
1st Lien Term Loan, 5.58%, (3M LIBOR + 3.25%), 11/04/21 (a)	25	25
1st Lien Term Loan, 5.61%, (3M LIBOR + 3.25%), 11/04/21 (a)	217	217
Duff & Phelps Corp.
Term Loan B, 5.55%, (1M LIBOR + 3.25%), 12/04/24 (a)	424	422
Edelman Financial Group
Term Loan B, 0.00%, (3M LIBOR + 4.25%), 06/26/25 (a) (f)	275	274
Fortress Investment Group LLC
Term Loan B, 0.00%, (3M LIBOR + 2.00%), 12/27/22 (a) (f)	360	360
Grosvenor Capital Management Holdings LLP
Term Loan B, 4.73%, (3M LIBOR + 2.75%), 03/31/25 (a) (h)	817	812
Harbourvest Partners LLC
Term Loan B, 4.55%, (3M LIBOR + 2.25%), 02/21/25 (a)	340	338
Harland Clarke Holdings Corp.
Term Loan B-7, 0.00%, (3M LIBOR + 4.75%), 10/31/23 (a) (f)	100	97
Term Loan B-7, 7.05%, (3M LIBOR + 4.75%), 10/31/23 (a)	230	224
	Shares/Par[1]	Value ($)
Ineos US Finance LLC
Term Loan B, 4.09%, (3M LIBOR + 2.00%), 03/31/24 (a)	473	469
LPL Holdings Inc.
1st Lien Term Loan B, 4.34%, (3M LIBOR + 2.25%), 09/23/24 (a)	169	168
1st Lien Term Loan B, 4.64%, (3M LIBOR + 2.25%), 09/23/24 (a)	169	168
RPI Finance Trust
Term Loan B-6, 4.30%, (3M LIBOR + 2.00%), 03/13/23 (a)	480	479
Solera LLC
Term Loan B, 4.73%, (3M LIBOR + 2.75%), 03/03/23 (a)	350	348
TCW Group Inc.
Term Loan B, 0.00%, (3M LIBOR + 1.75%), 12/27/24 (a) (f)	200	198
Telenet Financing USD LLC
Term Loan AN, 4.32%, (3M LIBOR + 2.25%), 08/31/26 (a)	445	440
Travelport Finance (Luxembourg) SARL
Term Loan B, 4.83%, (3M LIBOR + 2.50%), 03/16/25 (a)	420	418
Unitymedia Finance LLC
Term Loan B, 4.32%, (3M LIBOR + 2.25%), 09/30/25 (a)	330	327
UPC Financing Partnership
Term Loan AR, 4.57%, (3M LIBOR + 2.50%), 01/15/26 (a)	405	400
		9,309
Health Care 1.9%
Acadia Healthcare Co. Inc.
Term Loan B-4, 4.48%, (3M LIBOR + 2.50%), 02/16/23 (a)	562	563
Akorn Inc.
Term Loan B, 0.00%, (1M LIBOR + 4.25%), 11/13/20 (a) (f)	24	23
Term Loan B, 6.25%, (1M LIBOR + 4.25%), 04/16/21 (a)	36	35
Amneal Pharmaceuticals LLC
Term Loan B, 5.63%, (3M LIBOR + 3.50%), 03/26/25 (a)	685	683
Change Healthcare Holdings Inc.
Term Loan B, 4.73%, (3M LIBOR + 2.75%), 02/02/24 - 02/03/24 (a)	570	568
Community Health Systems Inc.
Term Loan G, 5.31%, (1M LIBOR + 2.75%), 12/14/19 (a)	573	572
Term Loan H, 5.56%, (3M LIBOR + 3.00%), 01/27/21 (a)	395	385
Concentra Inc.
1st Lien Term Loan, 4.74%, (3M LIBOR + 2.75%), 06/01/22 (a)	596	595
2nd Lien Term Loan, 8.49%, (3M LIBOR + 6.50%), 06/01/22 (a)	190	192
Convatec Inc.
Term Loan B, 4.55%, (3M LIBOR + 2.25%), 10/26/23 (a)	349	348
Endo Luxembourg Finance Co. I SARL
Term Loan B, 6.37%, (3M LIBOR + 4.25%), 04/12/24 (a)	1,658	1,654
Envision Healthcare Corp.
Term Loan B, 5.10%, (3M LIBOR + 3.00%), 12/01/23 (a)	694	693
Global Medical Response Inc.
Term Loan B-1, 5.28%, (3M LIBOR + 3.25%), 04/28/22 (a)	468	454
Term Loan B-2, 6.34%, (3M LIBOR + 4.25%), 09/26/24 (a)	70	69
Grifols Worldwide Operations USA Inc.
Term Loan, 4.22%, (3M LIBOR + 2.25%), 01/24/25 (a)	587	587
HCA Inc.
Term Loan B-11, 3.73%, (3M LIBOR + 1.75%), 03/17/23 (a)	377	377
Jaguar Holding Co. II
Term Loan, 4.48%, (3M LIBOR + 2.50%), 08/18/22 (a)	482	480

See accompanying Notes to Financial Statements.

189

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Term Loan, 4.80%, (3M LIBOR + 2.50%), 08/18/22 (a)	529	526
Mallinckrodt International Finance SA
Term Loan B, 5.20%, (3M LIBOR + 2.75%), 09/24/24 (a)	672	658
MPH Acquisition Holdings LLC
Term Loan B, 5.08%, (3M LIBOR + 3.00%), 06/07/23 (a)	714	709
National Mentor Holdings Inc.
Term Loan B, 5.30%, (3M LIBOR + 3.00%), 01/31/21 (a)	406	405
Ortho-Clinical Diagnostics SA
Term Loan B, 0.00%, (3M LIBOR + 3.75%), 06/30/21 (a) (f)	55	55
Term Loan B, 0.00%, (3M LIBOR + 3.25%), 05/31/25 (a) (f)	—	—
Term Loan B, 5.34%, (3M LIBOR + 3.25%), 06/01/25 (a)	235	234
Pearl Intermediate Parent LLC
Delayed Draw Term Loan, 0.00%, (3M LIBOR + 2.75%), 02/01/25 (a) (f)	30	29
1st Lien Term Loan, 4.84%, (3M LIBOR + 2.75%), 02/01/25 (a)	141	138
Delayed Draw Term Loan, 5.08%, (3M LIBOR + 2.75%), 02/01/25 (a)	12	11
2nd Lien Term Loan, 8.34%, (3M LIBOR + 6.25%), 01/30/26 (a)	72	72
Sound Inpatient Physicians
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.00%), 06/19/25 (a) (f)	165	165
2nd Lien Term Loan, 0.00%, (3M LIBOR + 6.75%), 06/20/26 (a) (f) (h)	80	80
Team Health Holdings Inc.
1st Lien Term Loan, 4.84%, (3M LIBOR + 2.75%), 01/12/24 (a)	767	736
Valeant Pharmaceuticals International Inc.
Term Loan B, 4.98%, (3M LIBOR + 3.00%), 05/19/25 (a)	1,271	1,266
		13,362
Industrials 2.2%
Advanced Disposal Services Inc.
Term Loan B-3, 4.22%, (3M LIBOR + 2.25%), 11/10/23 (a)	588	586
American Airlines Inc.
Incremental Term Loan, 4.07%, (3M LIBOR + 2.00%), 12/14/23 (a)	361	357
Term Loan B, 3.85%, (3M LIBOR + 1.75%), 06/11/25 (a)	130	128
Avolon LLC
Term Loan B-3, 4.09%, (3M LIBOR + 2.00%), 01/15/25 (a)	865	854
Beacon Roofing Supply Inc.
Term Loan B, 4.28%, (3M LIBOR + 2.25%), 01/02/25 (a)	505	501
Brickman Group Ltd. LLC
1st Lien Term Loan, 4.98%, (1M LIBOR + 3.00%), 12/15/20 (a)	218	218
1st Lien Term Loan, 5.09%, (1M LIBOR + 3.00%), 12/15/20 (a)	179	179
2nd Lien Term Loan, 8.59%, (1M LIBOR + 6.50%), 12/15/21 (a)	26	26
Clark Equipment Co.
Term Loan B, 4.30%, (1M LIBOR + 2.00%), 05/18/24 (a)	478	474
Clean Harbors Inc.
Term Loan B, 3.73%, (3M LIBOR + 1.75%), 06/28/24 (a)	338	337
Compass Power Generation LLC
Term Loan B, 5.84%, (3M LIBOR + 3.75%), 12/12/24 (a)	271	272
Crosby US Acquisition Corp.
1st Lien Term Loan, 5.08%, (1M LIBOR + 3.00%), 11/07/20 (a)	578	567
2nd Lien Term Loan, 8.08%, (1M LIBOR + 6.00%), 11/07/21 (a)	40	39
Emerald Expositions Holding Inc.
Term Loan B, 4.84%, (3M LIBOR + 2.75%), 05/22/24 (a)	687	690
	Shares/Par[1]	Value ($)
Filtration Group Corp.
1st Lien Term Loan, 5.30%, (3M LIBOR + 3.00%), 03/27/25 (a)	883	882
Gardner Denver Inc.
Term Loan B, 5.05%, (1M LIBOR + 2.75%), 07/30/24 (a)	414	414
Gates Global LLC
Term Loan B, 5.05%, (3M LIBOR + 3.00%), 04/01/24 (a)	282	281
Harsco Corp.
Term Loan B-1, 4.25%, (3M LIBOR + 2.25%), 12/06/24 (a)	119	119
Hertz Corp.
Term Loan B, 4.73%, (3M LIBOR + 2.75%), 06/30/23 (a)	1,209	1,199
Hyster-Yale Group Inc.
Term Loan B, 5.23%, (3M LIBOR + 3.25%), 05/18/23 (a)	114	114
Milacron LLC
Term Loan B, 4.48%, (3M LIBOR + 2.5%), 09/23/23 (a)	689	684
MRC Global (US) Inc.
1st Lien Term Loan B, 4.98%, (3M LIBOR + 3.00%), 09/01/24 (a)	379	380
Prime Security Services Borrower LLC
1st Lien Term Loan, 4.84%, (3M LIBOR + 2.75%), 05/02/22 (a)	649	646
Sedgwick Claims Management Services Inc.
1st Lien Term Loan, 4.73%, (3M LIBOR + 2.75%), 02/11/21 (a)	990	984
2nd Lien Term Loan, 7.73%, (3M LIBOR + 5.75%), 02/11/22 (a)	131	132
2nd Lien Term Loan, 8.06%, (3M LIBOR + 5.75%), 02/11/22 (a)	39	39
Tempo Acquisition LLC
Term Loan, 4.98%, (3M LIBOR + 3.00%), 04/20/24 (a)	554	552
Terex Corp.
Term Loan B, 3.98%, (3M LIBOR + 2.00%), 01/31/24 (a)	338	337
Titan Acquisition Ltd.
Term Loan B, 5.09%, (3M LIBOR + 3.00%), 03/16/25 (a)	379	373
TransDigm Inc.
Term Loan E, 4.48%, (3M LIBOR + 2.75%), 06/09/23 (a)	405	402
Term Loan E, 5.05%, (3M LIBOR + 2.75%), 06/09/23 (a)	210	209
Term Loan E, 4.48%, (3M LIBOR + 2.50%), 05/14/25 (a)	135	134
United Airlines Inc.
Term Loan B, 3.73%, (3M LIBOR + 1.75%), 04/01/24 (a)	434	429
Welbilt Inc.
Term Loan B, 4.73%, (3M LIBOR + 2.75%), 03/06/23 (a)	310	309
West Corp.
Term Loan, 5.98%, (3M LIBOR + 4.00%), 10/03/24 (a)	503	500
Term Loan B-1, 5.48%, (3M LIBOR + 3.50%), 10/10/24 (a)	205	203
Wrangler Buyer Corp.
Term Loan B, 4.73%, (3M LIBOR + 2.75%), 09/20/24 (a)	492	491
Zodiac Pool Solutions LLC
Term Loan B, 0.00%, (3M Prime Rate + 3.00%), 03/07/25 (a) (f)	340	338
		15,379
Information Technology 2.5%
Applied Systems Inc.
1st Lien Term Loan, 5.30%, (3M LIBOR + 3.25%), 09/06/24 (a)	352	352
Avast Software BV
Term Loan B, 4.83%, (3M LIBOR + 2.50%), 09/30/23 (a)	570	569
BMC Software Finance Inc.
1st Lien Term Loan, 5.23%, (3M LIBOR + 3.25%), 09/10/22 (a)	731	728

See accompanying Notes to Financial Statements.

190

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Term Loan B, 0.00%, (3M LIBOR + 3.25%), 06/30/25 (a) (f) (h)	285	283
Celestica Inc.
1st Lien Term Loan B, 0.00%, (3M LIBOR + 2.00%), 06/21/25 (a) (f)	55	55
Ceridian HCM Holding Inc.
Term Loan B, 5.23%, (3M LIBOR + 3.25%), 04/05/25 (a)	360	359
Cypress Intermediate Holdings III Inc.
1st Lien Term Loan, 4.99%, (1M LIBOR + 3.00%), 03/30/24 (a)	288	287
Dell International LLC
Term Loan B, 4.10%, (3M LIBOR + 2.00%), 09/07/23 (a)	741	737
EIG Investors Corp.
1st Lien Term Loan, 6.07%, (3M LIBOR + 3.75%), 02/09/23 (a)	257	256
First Data Corp.
Term Loan, 4.09%, (1M LIBOR + 2.00%), 04/26/24 (a)	1,370	1,361
Fleetcor Technologies Inc.
Term Loan B-3, 3.98%, (3M LIBOR + 2.00%), 08/02/24 (a)	363	362
GTT Communications Inc.
Term Loan B, 4.88%, (3M LIBOR + 2.75%), 04/27/25 (a)	855	842
GXS Group Inc.
Term Loan B, 0.00%, (3M LIBOR + 1.75%), 12/18/20 (a) (f)	340	340
Hyland Software Inc.
1st Lien Term Loan, 5.23%, (3M LIBOR + 3.25%), 07/01/22 (a)	238	238
2nd Lien Term Loan, 8.98%, (3M LIBOR + 7.00%), 05/24/25 (a)	85	86
IGT Holding IV AB
Term Loan B, 6.05%, (3M LIBOR + 3.75%), 07/24/24 (a) (h)	140	138
Infor US Inc.
Term Loan B-6, 4.73%, (3M LIBOR + 2.75%), 02/07/22 (a)	543	540
Kronos Inc.
Term Loan B, 5.36%, (3M LIBOR + 3.00%), 11/01/23 (a)	608	607
McAfee LLC
Term Loan B, 6.47%, (3M LIBOR + 4.50%), 09/20/24 (a)	318	319
Micron Technology Inc.
Term Loan, 3.74%, (3M LIBOR + 2.00%), 04/26/22 (a)	338	339
Mitchell International Inc.
Delayed Draw Term Loan, 5.22%, (3M LIBOR + 3.25%), 11/21/24 (a)	24	24
1st Lien Term Loan, 5.23%, (3M LIBOR + 3.25%), 11/21/24 (a)	300	298
2nd Lien Term Loan, 9.23%, (3M LIBOR + 7.25%), 12/01/25 (a)	80	80
MKS Instruments Inc.
Term Loan B-4, 3.73%, (3M LIBOR + 1.75%), 04/29/23 (a)	293	293
ON Semiconductor Corp.
1st Lien Term Loan B, 3.73%, (3M LIBOR + 1.75%), 03/31/23 (a)	436	436
Open Text Corp.
Term Loan B, 0.00%, (3M LIBOR + 1.75%), 05/25/25 (a) (f)	145	145
Optiv Security Inc.
1st Lien Term Loan, 5.25%, (3M LIBOR + 3.25%), 01/27/24 (a)	536	520
2nd Lien Term Loan, 9.25%, (3M LIBOR + 7.25%), 01/20/25 (a)	115	111
Presidio Inc.
Term Loan B, 4.73%, (3M LIBOR + 2.75%), 02/02/24 (a)	12	12
Term Loan B, 5.06%, (3M LIBOR + 2.75%), 02/02/24 (a)	535	534
Project Ruby Ultimate Parent Corp.
Term Loan B, 5.48%, (3M LIBOR + 3.50%), 02/09/24 (a)	69	69
	Shares/Par[1]	Value ($)
Rackspace Hosting Inc.
Incremental 1st Lien Term Loan, 5.36%, (1M LIBOR + 3.00%), 11/03/23 (a)	1,175	1,158
Radiate Holdco LLC
1st Lien Term Loan, 5.09%, (3M LIBOR + 3.00%), 12/09/23 (a)	608	599
Riverbed Technology Inc.
Term Loan, 5.35%, (3M LIBOR + 3.25%), 04/22/22 (a)	610	601
Sensata Technologies BV
Term Loan B, 3.80%, (3M LIBOR + 1.75%), 10/14/21 (a)	340	340
Sophia LP
Term Loan B, 5.58%, (1M LIBOR + 3.25%), 09/30/22 (a)	988	983
SS&C Technologies Holdings Europe SARL
Term Loan B-4, 4.59%, (3M LIBOR + 2.50%), 02/27/25 (a)	220	220
SS&C Technologies Inc.
Term Loan B-3, 4.59%, (3M LIBOR + 2.50%), 02/27/25 (a)	582	581
Switch Ltd.
Term Loan B, 4.23%, (3M LIBOR + 2.25%), 06/27/24 (a)	398	398
VeriFone Inc.
Term Loan B, 3.99%, (3M LIBOR + 2.00%), 02/01/25 (a)	339	338
Vertafore Inc.
1st Lien Term Loan B, 0.00%, (3M LIBOR + 3.25%), 06/04/25 (a) (f)	380	377
2nd Lien Term Loan, 0.00%, (3M LIBOR + 3.25%), 05/30/26 (a) (f)	145	144
VF Holding Corp.
Term Loan, 5.23%, (3M LIBOR + 3.25%), 06/30/23 (a)	275	273
Western Digital Corp.
Term Loan B-4, 3.71%, (3M LIBOR + 1.75%), 04/29/23 (a)	374	374
		17,706
Materials 1.0%
Albea Beauty Holdings SA
Term Loan B-2, 5.29%, (3M LIBOR + 3.00%), 04/12/24 (a)	109	109
Ashland Inc.
Term Loan B, 0.00%, (3M LIBOR + 1.75%), 05/17/24 (a) (f)	340	339
Berlin Packaging LLC
Term Loan B, 5.00%, (3M LIBOR + 3.00%), 11/01/25 (a)	471	468
Term Loan B, 5.10%, (3M LIBOR + 3.00%), 11/01/25 (a)	97	97
Term Loan B, 5.34%, (3M LIBOR + 3.00%), 11/01/25 (a)	66	66
Berry Global Inc.
Term Loan Q, 3.98%, (3M LIBOR + 2.00%), 10/01/22 (a)	153	152
Term Loan Q, 4.05%, (3M LIBOR + 2.00%), 10/01/22 (a)	99	98
Berry Global, Inc.
Term Loan S, 3.73%, (3M LIBOR + 1.75%), 02/02/20 (a)	175	175
Term Loan T, 3.73%, (3M LIBOR + 1.75%), 01/06/21 (a)	120	120
Big River Steel LLC
Term Loan B, 7.30%, (3M LIBOR + 5.00%), 08/15/23 (a)	193	195
BWAY Holding Co.
Term Loan B, 5.59%, (3M LIBOR + 3.25%), 04/03/24 (a)	566	562
Consolidated Container Co. LLC
1st Lien Term Loan, 4.84%, (1M LIBOR + 2.75%), 05/10/24 (a)	236	235
1st Lien Term Loan, 4.84%, (1M LIBOR + 3.00%), 05/22/24 (a)	47	47
CPG International Inc.
Term Loan, 0.00%, (3M LIBOR + 3.75%), 05/03/24 (a) (f)	121	120

See accompanying Notes to Financial Statements.

191

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Forterra Finance LLC
Term Loan B, 0.00%, (1M LIBOR + 3.00%), 10/25/23 (a) (f)	45	42
Term Loan B, 4.98%, (1M LIBOR + 3.00%), 10/25/23 (a)	269	251
Invictus U.S. LLC
1st Lien Term Loan, 5.10%, (3M LIBOR + 3.00%), 02/14/25 (a)	160	159
2nd Lien Term Loan, 8.73%, (3M LIBOR + 6.75%), 02/15/26 (a)	50	50
Penn Engineering & Manufacturing Corp.
Term Loan B, 4.73%, (3M LIBOR + 2.75%), 06/09/24 (a)	413	412
Pro Mach Group Inc.
Term Loan B, 5.02%, (3M LIBOR + 3.00%), 03/07/25 (a)	339	334
Proampac PG Borrower LLC
1st Lien Term Loan, 5.50%, (3M LIBOR + 3.50%), 11/18/23 (a)	40	40
1st Lien Term Loan, 5.53%, (3M LIBOR + 3.50%), 11/18/23 (a)	15	15
1st Lien Term Loan, 5.58%, (3M LIBOR + 3.50%), 11/18/23 (a)	132	130
1st Lien Term Loan, 5.86%, (3M LIBOR + 3.50%), 11/18/23 (a)	36	36
1st Lien Term Loan, 7.50%, (3M Prime Rate + 2.50%), 11/18/23 (a)	1	1
Reynolds Group Holdings Inc.
Term Loan, 4.73%, (3M LIBOR + 2.75%), 02/05/23 (a)	1,033	1,031
SIG Combibloc US Acquisition Inc.
Term Loan, 4.73%, (1M LIBOR + 3.00%), 02/03/22 (a)	681	680
Solenis International LP
1st Lien Term Loan, 0.00%, (3M LIBOR + 4.00%), 12/18/25 (a) (f)	290	289
2nd Lien Term Loan, 0.00%, (3M LIBOR + 8.50%), 06/18/26 (a) (f)	35	34
TMS International Corp.
Term Loan B-2, 4.85%, (3M LIBOR + 2.75%), 08/14/24 (a)	402	400
Trident TPI Holdings Inc.
Term Loan B-1, 0.00%, (3M LIBOR + 3.25%), 10/05/24 (a) (f)	95	94
Term Loan B-1, 5.23%, (3M LIBOR + 3.25%), 10/05/24 (a)	264	262
		7,043
Real Estate 0.2%
Capital Automotive LP
1st Lien Term Loan, 4.49%, (1M LIBOR + 2.50%), 03/21/24 (a)	441	438
2nd Lien Term Loan, 8.10%, (3M LIBOR + 6.00%), 03/21/25 (a)	271	272
MGM Growth Properies Operating Partnership LP
Term Loan B, 4.01%, (3M LIBOR + 2.00%), 04/20/23 (a)	321	319
RHP Hotel Properties LP
Term Loan B, 0.00%, (3M LIBOR + 2.25%), 05/11/24 (a) (f)	164	164
		1,193
Telecommunication Services 1.1%
CenturyLink Inc.
Term Loan B, 4.84%, (3M LIBOR + 2.75%), 01/15/25 (a)	1,304	1,276
Cogeco Communications (USA) II LP
1st Lien Term Loan, 4.36%, (1M LIBOR + 2.38%), 08/11/24 (a)	497	494
Frontier Communications Corp.
Delayed Draw Term Loan A, 4.74%, (3M LIBOR + 2.75%), 03/31/21 (a)	136	134
Term Loan B-1, 0.00%, (3M LIBOR + 3.75%), 05/31/24 (a) (f)	235	232
Term Loan B-1, 5.74%, (3M LIBOR + 3.75%), 05/31/24 (a)	594	586
Greeneden US Holdings II LLC
Term Loan B, 5.80%, (3M LIBOR + 3.50%), 12/01/23 (a)	550	549
	Shares/Par[1]	Value ($)
Intelsat Jackson Holdings SA
Term Loan B-3, 5.85%, (3M LIBOR + 3.75%), 11/27/23 (a)	365	364
Term Loan B-4, 6.47%, (3M LIBOR + 4.50%), 01/14/24 (a)	45	47
MTN Infrastructure TopCo Inc.
1st Lien Term Loan B, 4.98%, (3M LIBOR + 3.00%), 10/27/24 (a)	109	109
Term Loan, 4.98%, (3M LIBOR + 3.00%), 10/27/24 (a)	107	107
SBA Senior Finance II LLC
Term Loan B, 0.00%, (3M LIBOR + 2.00%), 03/26/25 (a) (f)	325	323
Sprint Communications Inc.
1st Lien Term Loan B, 4.62%, (3M LIBOR + 2.50%), 02/01/24 (a)	919	914
Syniverse Holdings Inc.
1st Lien Term Loan, 7.05%, (3M LIBOR + 5.00%), 02/09/23 (a)	663	662
2nd Lien Term Loan, 10.46%, (3M LIBOR + 9.00%), 02/09/24 (a)	85	84
TDC A/S
Term Loan, 0.00%, (3M LIBOR + 3.50%), 06/07/25 (a) (f)	340	339
Telesat Canada
Term Loan B-4, 5.31%, (3M LIBOR + 2.50%), 11/17/23 (a)	449	445
Ziggo Secured Finance Partnership
Term Loan E, 4.57%, (3M LIBOR + 2.50%), 04/15/25 (a)	810	800
		7,465
Utilities 0.5%
Calpine Construction Finance Co. LP
Term Loan B, 4.48%, (3M LIBOR + 2.50%), 01/15/25 (a)	443	441
Calpine Corp.
Term Loan B-5, 4.84%, (3M LIBOR + 2.50%), 05/23/22 (a)	255	255
Term Loan B-6, 0.00%, (3M LIBOR + 2.50%), 01/15/23 (a) (f)	100	100
Term Loan B-7, 4.81%, (3M LIBOR + 2.50%), 05/15/23 (a)	274	274
Nautilus Power LLC
Term Loan B, 6.23%, (3M LIBOR + 4.25%), 04/28/24 (a)	406	408
NRG Energy Inc.
Term Loan B, 4.05%, (3M LIBOR + 1.75%), 06/14/23 (a)	549	545
Talen Energy Supply LLC
Term Loan B-2, 6.09%, (3M LIBOR + 4.00%), 04/07/24 (a)	208	209
Vistra Energy Corp.
1st Lien Term Loan B-3, 4.06%, (3M LIBOR + 2.00%), 12/11/25 (a)	1,136	1,126
Vistra Operations Co. LLC
Term Loan B-2, 4.09%, (3M LIBOR + 2.25%), 12/14/23 (a)	164	164
Term Loan B-2, 3.98%, (3M LIBOR + 2.25%), 08/03/24 (a)	52	52
		3,574
Total Senior Loan Interests (cost $108,606)		107,702
GOVERNMENT AND AGENCY OBLIGATIONS 57.3%
Collateralized Mortgage Obligations 3.5%
Federal Home Loan Mortgage Corp.
Series 2017-M2-HQA2, 4.74%, (1M US LIBOR + 2.65%), 12/25/29 (a)	2,020	2,084
Series 2017-M2-DNA2, REMIC, 5.54%, (1M US LIBOR + 3.45%), 10/25/29 (a)	4,960	5,407
Series 2017-M2-DNA3, REMIC, 4.59%, (1M US LIBOR + 2.50%), 03/25/30 (a)	2,792	2,882
Series 2018-M2-HQA1, REMIC, 4.39%, (1M US LIBOR + 2.30%), 09/25/30 (a)	3,810	3,783
Federal National Mortgage Association
Series 2017-1M2-C07, REMIC, 4.49%, (1M US LIBOR + 2.40%), 05/28/30 (a)	915	934
Series 2017-2M2-C07, REMIC, 4.59%, (1M US LIBOR + 2.50%), 05/28/30 (a)	4,260	4,355

See accompanying Notes to Financial Statements.

192

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Series 2018-1M2-C01, REMIC, 4.34%, (1M US LIBOR + 2.25%), 07/25/30 (a)	3,140	3,165
Freddie Mac Structured Agency Credit Risk Debt Note
Series 2017-M2-DNA1, REMIC, 5.34%, (1M US LIBOR + 3.25%), 02/25/28 (a)	1,810	1,955
		24,565
Mortgage-Backed Securities 24.4%
Federal Home Loan Mortgage Corp.
TBA, 3.50%, 07/15/33 - 07/15/48 (i)	24,460	24,396
TBA, 4.00%, 07/15/48 (i)	37,365	38,081
TBA, 4.50%, 07/15/48 (i)	10,245	10,662
Federal National Mortgage Association
TBA, 3.50%, 07/15/33 - 07/15/48 (i)	19,760	19,727
TBA, 4.00%, 07/15/48 (i)	45,985	46,879
TBA, 4.50%, 07/15/48 (i)	20,395	21,235
TBA, 5.00%, 07/15/48 (i)	1,760	1,864
Government National Mortgage Association
TBA, 5.00%, 07/15/43 (i)	1,325	1,391
TBA, 4.00%, 07/15/48 (i)	3,430	3,514
TBA, 4.50%, 07/15/48 (i)	2,650	2,754
		170,503
Sovereign 9.1%
Angola Government International Bond
8.25%, 05/09/28	225	226
9.38%, 05/08/48	600	606
Argentina Republic Government International Bond
8.28%, 12/31/33	575	549
2.50%, 12/31/38 (j)	3,080	1,763
7.63%, 04/22/46	750	606
6.88%, 01/11/48	359	274
Azerbaijan Government Bond
4.75%, 03/18/24	1,390	1,376
Bahrain Government International Bond
6.75%, 09/20/29	200	176
Banco Nacional de Desenvolvimento Economico e Social
4.75%, 05/09/24 (b)	200	188
Banque Centrale de Tunisie SA
5.75%, 01/30/25	200	176
Belize Government International Bond
4.94%, 02/20/34 (j)	283	167
Bermuda Government International Bond
4.85%, 02/06/24 (b)	280	286
3.72%, 01/25/27	200	186
Bolivia Government International Bond
4.50%, 03/20/28 (b)	390	339
Brazil Government International Bond
6.00%, 04/07/26	390	401
5.00%, 01/27/45	250	198
5.63%, 01/07/41 - 02/21/47	540	467
Colombia Government International Bond
4.00%, 02/26/24	390	390
8.13%, 05/21/24	240	289
3.88%, 04/25/27	200	194
7.38%, 09/18/37	140	176
5.00%, 06/15/45	1,338	1,314
Costa Rica Government International Bond
7.16%, 03/12/45	450	446
7.16%, 03/12/45 (b)	536	532
Croatia Government International Bond
5.50%, 04/04/23	1,640	1,723
6.00%, 01/26/24	480	515
6.00%, 01/26/24 (b)	260	279
Dominican Republic International Bond
5.88%, 04/18/24 (b)	390	399
6.88%, 01/29/26 (b)	290	307
6.85%, 01/27/45 (b)	200	197
6.85%, 01/27/45	200	197
Ecuador Government International Bond
9.65%, 12/13/26	210	197
9.63%, 06/02/27	200	186
8.88%, 10/23/27	300	267
Egypt Government International Bond
8.50%, 01/31/47	200	195
	Shares/Par[1]	Value ($)
7.90%, 02/21/48	1,040	949
El Salvador Government International Bond
7.75%, 01/24/23	110	115
7.65%, 06/15/35	120	117
7.63%, 02/01/41	230	222
Eskom Holdings SOC Ltd.
7.13%, 02/11/25 (b)	219	209
Export Credit Bank of Turkey
5.00%, 09/23/21	200	189
5.38%, 10/24/23 (b)	200	181
6.13%, 05/03/24 (b)	200	185
Federative Republic of Brazil
2.63%, 01/05/23	490	445
Ghana Government Bond
7.63%, 05/16/29	261	255
8.63%, 06/16/49	529	516
Guatemala Government Bond
4.38%, 06/05/27 (b)	390	360
Hungary Government International Bond
7.63%, 03/29/41	890	1,208
Indonesia Government International Bond
3.70%, 01/08/22 (b)	780	772
4.35%, 01/08/27	200	197
4.35%, 01/08/27 (b)	200	197
5.25%, 01/17/42	750	755
4.35%, 01/11/48	451	404
Ivory Coast Government International Bond
5.75%, 12/31/32	3,005	2,791
Jamaica Government International Bond
6.75%, 04/28/28	200	214
8.00%, 03/15/39	100	112
Jordan Government International Bond
6.13%, 01/29/26	200	194
Kazakhstan Government International Bond
5.13%, 07/21/25 (b)	780	822
Kenya Government International Bond
7.25%, 02/28/28	201	193
8.25%, 02/28/48	400	375
Lebanon Government International Bond
6.85%, 03/23/27	268	211
6.65%, 02/26/30	222	171
Mexico Government International Bond
4.15%, 03/28/27	390	384
4.35%, 01/15/47	390	347
Mongolia Government International Bond
10.88%, 04/06/21	500	557
5.63%, 05/01/23	450	425
8.75%, 03/09/24	200	214
Morocco Government International Bond
4.25%, 12/11/22 (b)	390	389
5.50%, 12/11/42 (b)	200	203
Namibia International Bond
5.25%, 10/29/25 (b)	490	452
Nigeria Government International Bond
5.63%, 06/27/22	725	710
6.50%, 11/28/27	200	186
7.14%, 02/23/30	650	613
7.88%, 02/16/32	400	393
Oman Government International Bond
3.88%, 03/08/22 (b)	390	374
5.38%, 03/08/27 (b)	200	188
5.63%, 01/17/28	393	370
6.50%, 03/08/47	270	242
6.50%, 03/08/47 (b)	200	179
6.75%, 01/17/48	579	524
Panama Government International Bond
8.88%, 09/30/27	150	201
3.88%, 03/17/28 (d)	200	196
6.70%, 01/26/36	400	490
4.50%, 05/15/47	200	195
Paraguay Government International Bond
4.70%, 03/27/27 (b)	390	376
Perusahaan Penerbit SBSN Indonesia III
4.40%, 03/01/28	200	195

See accompanying Notes to Financial Statements.

193

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Petroleos de Venezuela SA
0.00%, 05/16/24 - 04/12/27 (k) (l)	3,089	657
Province of Ontario, Canada
3.00%, 07/16/18	4,008	4,008
Qatar Government International Bond
2.38%, 06/02/21 (b)	390	376
3.25%, 06/02/26 (b)	200	188
4.50%, 04/23/28	253	255
4.63%, 06/02/46 (b)	200	191
5.10%, 04/23/48	460	458
Republic of Belarus International Bond
7.63%, 06/29/27	210	219
Republic of Colombia
6.13%, 01/18/41	300	334
Republic of Ghana
10.75%, 10/14/30	470	570
Republic of Panama
3.75%, 03/16/25	390	386
Republic of Paraguay
6.10%, 08/11/44	600	608
Republic of Serbia
4.88%, 02/25/20 (b)	490	497
7.25%, 09/28/21	430	469
Republic of South Africa
5.65%, 09/27/47	350	313
Romania Government International Bond
6.13%, 01/22/44 (b)	290	324
Russia Federal Bond
4.25%, 06/23/27	200	193
Russia Government International Bond
5.25%, 06/23/47	800	772
Saudi Arabia Government International Bond
2.38%, 10/26/21 (b)	390	374
2.88%, 03/04/23	200	192
4.50%, 04/17/30	200	200
4.50%, 10/26/46 (b)	200	184
Saudi Government International Bond
3.25%, 10/26/26 (b)	200	187
Serbia International Bond
4.88%, 02/25/20	900	914
South Africa Government International Bond
4.88%, 04/14/26	390	375
4.30%, 10/12/28	400	357
5.88%, 06/22/30	556	551
5.00%, 10/12/46 (d)	200	166
Sri Lanka Government Bond
6.75%, 04/18/28 (d)	1,170	1,103
Sri Lanka Government International Bond
5.88%, 07/25/22	377	370
6.85%, 11/03/25	443	429
6.20%, 05/11/27	325	297
Trinidad & Tobago Government International Bond
4.50%, 08/04/26 (b)	590	568
Turkey Government International Bond
7.50%, 11/07/19	790	811
6.25%, 09/26/22	390	390
4.88%, 10/09/26	1,000	880
6.00%, 03/25/27	855	803
5.13%, 02/17/28	288	253
6.13%, 10/24/28	1,467	1,375
5.75%, 05/11/47	200	161
Turkiye Cumhuriyeti Basbakanlik
6.00%, 01/14/41 (b)	330	279
Ukraine Government International Bond
7.75%, 09/01/25 - 09/01/26	720	670
7.38%, 09/25/32	570	489
0.00%, 05/31/40 (a) (b)	400	251
United Mexican States
5.75%, 10/12/10	1,930	1,907
Uruguay Government International Bond
4.38%, 10/27/27	390	395
5.10%, 06/18/50 (d)	670	660
Venezuela Government International Bond
0.00%, 10/13/24 (k) (l)	888	238
	Shares/Par[1]	Value ($)
Zambia Government International Bond
8.50%, 04/14/24	300	267
		63,463
Treasury Inflation Indexed Securities 11.5%
U.S. Treasury Inflation Indexed Bond
3.38%, 04/15/32 (m)	4,524	6,038
U.S. Treasury Inflation Indexed Note
2.00%, 01/15/26 (m)	16,474	18,049
3.63%, 04/15/28 (m)	6,382	8,105
2.50%, 01/15/29 (m)	14,319	16,824
3.88%, 04/15/29 (m)	19,310	25,459
1.00%, 02/15/46 (m)	5,847	6,022
		80,497
U.S. Treasury Securities 8.8%
U.S. Treasury Bond
3.88%, 08/15/40	920	1,057
U.S. Treasury Note
1.63%, 04/30/19	11,000	10,938
0.88%, 05/15/19	8,425	8,320
1.38%, 04/30/20	3,110	3,046
2.13%, 12/31/21	7,580	7,443
1.50%, 02/28/23	14,605	13,822
2.25%, 10/31/24 - 11/15/27	17,735	16,850
		61,476
Total Government And Agency Obligations (cost $404,467)		400,504
COMMON STOCKS 0.0%
Consumer Discretionary 0.0%
Cumulus Media Inc. - Class A (h) (k)	5	77
Total Common Stocks (cost $64)		77
INVESTMENT COMPANIES 6.9%
iShares iBoxx USD High Yield Corporate Bond ETF (d)	286	24,320
SPDR Barclays High Yield Bond ETF (d)	670	23,780
Total Investment Companies (cost $48,048)		48,100
SHORT TERM INVESTMENTS 11.4%
Investment Companies 1.4%
JNL Government Money Market Fund - Institutional Class, 1.79% (n) (o)	10,107	10,107
Securities Lending Collateral 6.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95% (o)	44,436	44,436
Treasury Securities 3.6%
U.S. Treasury Bill
1.90%, 08/23/18 (p) (q)	25,360	25,292
Total Short Term Investments (cost $79,832)		79,835
Total Investments 129.8% (cost $915,202)		908,167
Other Derivative Instruments (0.0)%		(102)
Other Assets and Liabilities, Net (29.8)%		(208,665)
Total Net Assets 100.0%		699,400

(a)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b)  The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2018, the value and the percentage of net assets of these liquid securities was $57,519 and 8.2%, respectively.

(c)  Perpetual security. Next contractual call date presented, if applicable.

See accompanying Notes to Financial Statements.

194

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Shares/Par[1]	Value ($)

(d)  All or portion of the security was on loan.

(e)  Convertible security.

(f)   This senior loan will settle after June 30, 2018. The reference rate and spread presented will go into effect upon settlement.

(g)  Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(h)   Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(i)   All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2018, the total payable for investments purchased on a delayed delivery basis was $169,809.

(j)   Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2018.

(k)  Non-income producing security.

(l)  Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(m)   Treasury inflation indexed note, par amount is adjusted for inflation.

(n)   Investment in affiliate.

(o)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

(p)   All or a portion of the security is pledged or segregated as collateral.

(q)  The coupon rate represents the yield to maturity.

JNL/Oppenheimer Emerging Markets Innovator Fund
COMMON STOCKS 94.9%
Argentina 0.6%
Despegar.com Corp. (a) (b)	166	3,471
Brazil 4.9%
Fleury SA	502	3,441
Iguatemi Empresa de Shopping Centers SA	270	2,162
Linx SA	818	3,798
Localiza Rent a Car SA	782	4,777
Odontoprev SA	1,392	4,743
Raia Drogasil SA	309	5,234
Smiles Fidelidade SA	271	3,649
		27,804
China 21.6%
3SBio Inc. (b) (c)	3,184	7,265
AAC Technologies Holdings Inc.	541	7,803
Baozun Inc. - ADR (a) (b)	190	10,368
Bright Scholar Education Holdings Ltd. - ADS (a) (b)	249	4,147
Brilliance China Automotive Holdings Ltd.	2,784	5,038
China Maple Leaf Educational Systems Ltd.	4,912	8,865
China Yongda Automobiles Services Holdings Ltd. (b)	1,618	1,593
Estun Automation Co. Ltd. - Class A	1,464	3,089
Four Seasons Education Cayman Inc. - ADR (b)	331	1,792
Fu Shou Yuan International Group Ltd.	7,733	8,729
Hangzhou Robam Appliances Co. Ltd. - Class A	377	1,742
HOSA International Ltd. (b) (d)	7,408	274
Huazhu Group Ltd. - ADS	264	11,075
New Oriental Education & Technology Group - ADR	79	7,511
Silergy Corp.	240	5,845
TAL Education Group - ADS (a)	301	11,079
Vipshop Holdings Ltd. - ADR (a)	603	6,544
Wuxi Biologics Cayman Inc. (a) (c)	928	10,369
Zhongsheng Group Holdings Ltd.	2,698	8,106
		121,234
Egypt 0.8%
Commercial International Bank Egypt SAE	896	4,284
Georgia 0.7%
Bank of Georgia Group Plc	153	3,796
	Shares/Par[1]	Value ($)
Greece 0.8%
JUMBO SA	285	4,685
Hong Kong 5.0%
Kerry Logistics Network Ltd.	3,100	4,326
Man Wah Holdings Ltd. (b)	4,922	3,868
Mandarin Oriental International Ltd.	1,680	3,906
Minth Group Ltd.	1,148	4,864
Sunny Optical Technology Group Co. Ltd.	575	10,982
		27,946
Hungary 0.6%
OTP Bank Plc	88	3,171
India 12.8%
Arvind Ltd.	1,175	6,868
Biocon Ltd.	1,702	15,418
Cholamandalam Investment and Finance Co. Ltd.	217	4,808
Coromandel International Ltd.	822	4,744
Dalmia Bharat Ltd.	105	3,503
Kaveri Seed Co. Ltd.	438	3,573
Mindtree Ltd.	376	5,438
Oberoi Realty Ltd.	787	5,520
Shree Cement Ltd.	11	2,579
Shriram Transport Finance Co. Ltd.	245	4,653
Symphony Ltd.	109	2,269
Syngene International Ltd. (c)	725	6,485
VOLTAS Ltd.	762	5,854
		71,712
Indonesia 1.2%
Ace Hardware Indonesia Tbk PT	76,253	6,749
Kenya 0.6%
Equity Group Holdings Ltd.	7,919	3,631
Luxembourg 1.5%
Globant SA (a)	148	8,403
Malaysia 1.7%
Bermaz Auto Bhd	3,574	1,946
Karex Bhd	7,358	1,495
My EG Services Bhd	24,878	5,947
		9,388
Mexico 2.7%
Alsea SAB de CV	1,869	6,432
Gentera SAB de CV (b)	5,837	5,160
Grupo Rotoplas SAB de CV (b)	2,644	3,431
		15,023
Netherlands 0.5%
DP Eurasia NV (a) (c)	1,442	3,021
Pakistan 0.6%
Lucky Cement Ltd.	859	3,597
Peru 0.2%
Credicorp Ltd.	6	1,288
Philippines 1.2%
International Container Terminal Services Inc.	1,908	2,778
Jollibee Foods Corp.	584	2,881
Philippine Seven Corp.	390	1,060
		6,719
Poland 0.7%
KRUK SA	74	3,924
Russian Federation 0.6%
Moscow Exchange MICEX-RTS OAO	2,013	3,489
South Africa 6.0%
Capitec Bank Holdings Ltd. (b)	133	8,377
Clicks Group Ltd.	466	6,678
Curro Holdings Ltd. (a) (b)	803	1,704
Discover Ltd.	757	8,144
Foschini Group Ltd.	319	4,049
Spar Group Ltd.	323	4,354
Stadio Holdings Ltd. (a) (b)	2,111	629
		33,935
South Korea 10.2%
Caregen Co. Ltd.	60	4,347
Celltrion Inc. (a) (b)	10	2,684

See accompanying Notes to Financial Statements.

195

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Cosmax Inc.	69	10,114
Daum Communications Corp.	25	2,620
Hugel Inc. (a)	9	3,809
Koh Young Technology Inc.	58	5,316
Medy-Tox Inc.	25	17,515
NCSoft Corp.	14	4,821
Seegene Inc. (a)	236	5,923
		57,149
Sri Lanka 0.4%
John Keells Holdings Plc	2,477	2,307
Taiwan 15.8%
AirTAC International Group	523	7,451
ASMedia Technology Inc.	565	9,072
Catcher Technology Co. Ltd.	327	3,676
Chailease Holding Co. Ltd.	1,962	6,453
Cub Elecparts Inc.	489	6,275
Eclat Textile Co. Ltd.	111	1,326
eMemory Technology Inc.	803	10,079
Himax Technologies Inc. - ADR (b)	444	3,312
Hota Industrial Manufacturing Co. Ltd.	1,261	6,140
LandMark Optoelectronics Corp.	509	4,776
Largan Precision Co. Ltd.	47	6,910
Nien Made Enterprise Co. Ltd.	240	2,055
President Chain Store Corp.	326	3,696
Sunny Friend Environmental Technology Co. Ltd.	381	2,692
TaiMed Biologics Inc. (a)	248	2,552
Taiwan Liposome Co. Ltd. (a)	243	804
TCI Co. Ltd.	498	7,693
Voltronic Power Technology Corp.	232	3,971
		88,933
Thailand 1.2%
Beauty Community PCL	9,345	3,448
Bumrungrad Hospital PCL	389	1,957
Minor International PCL	1,214	1,191
		6,596
United Arab Emirates 1.4%
Emaar Malls Group PJSC	3,498	2,034
NMC Health Plc	118	5,562
		7,596
United Kingdom 0.4%
Georgia Capital Plc (a)	153	2,086
Vietnam 0.2%
Vietnam Dairy Products JSC	143	1,054
Total Common Stocks (cost $486,522)		532,991
PREFERRED STOCKS 0.5%
Colombia 0.5%
Banco Davivienda SA	225	2,807
Total Preferred Stocks (cost $2,369)		2,807
SHORT TERM INVESTMENTS 8.3%
Investment Companies 4.8%
JNL Government Money Market Fund - Institutional Class, 1.79% (e) (f)	27,036	27,036
Securities Lending Collateral 3.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95% (f)	19,840	19,840
Total Short Term Investments (cost $46,876)		46,876
Total Investments 103.7% (cost $535,767)		582,674
Other Derivative Instruments 0.0%		7
Other Assets and Liabilities, Net (3.7)%		(20,996)
Total Net Assets 100.0%		561,685

(a)  Non-income producing security.

(b)  All or portion of the security was on loan.

(c)   The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2018, the value and the percentage of net assets of these liquid securities was $27,140 and 4.8%, respectively.

Shares/Par[1]	Value ($)

(d)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e)   Investment in affiliate.

(f)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

JNL/PIMCO Income Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 29.2%
Adagio IV CLO Ltd.
Series IV-A1R-A, 0.66%, (3M EURIBOR + 0.66%), 10/15/29, EUR (a) (b)	5,650	6,581
Series IV-A2R-A, 1.10%, 10/15/29, EUR (b)	600	699
AFC Home Equity Loan Trust
Series 2000-2A-1, REMIC, 2.73%, (1M US LIBOR + 0.64%), 03/25/30 (a)	1,787	1,661
Air Canada Pass-Through Trust
Series 2017-B-1, 3.70%, 01/15/26 (c) (d)	24	23
Atrium XII LLC
Series AR-12A, 3.19%, (3M US LIBOR + 0.83%), 04/22/27 (a) (b)	5,600	5,586
Attentus CDO III Ltd.
Series 2007-A2-3A, REMIC, 2.79%, (3M US LIBOR + 0.45%), 10/11/42 (a) (b)	8,150	7,149
Banc of America Funding Trust
Series 2005-5M1-A, REMIC, 2.76%, (1M US LIBOR + 0.68%), 02/20/35 (a)	4,750	4,740
BBCMS Trust
Series 2018-A-RRI, REMIC, 2.77%, (1M US LIBOR + 0.70%), 02/15/23 (a) (b)	2,500	2,498
Series 2018-B-RRI, REMIC, 3.12%, (1M US LIBOR + 1.05%), 02/15/23 (a) (b)	800	800
Series 2018-C-RRI, REMIC, 3.32%, (1M US LIBOR + 1.25%), 02/15/23 (a) (b)	600	601
Series 2018-D-RRI, REMIC, 4.12%, (1M US LIBOR + 2.05%), 02/15/23 (a) (b)	400	400
Series 2018-E-RRI, REMIC, 5.17%, (1M US LIBOR + 3.10%), 02/15/23 (a) (b)	2,600	2,600
Interest Only, Series 2018-XCP-RRI, REMIC, 1.19%, 02/15/33 (a) (b)	6,000	114
BCAP LLC Trust
Series 2009-17A3-RR13, REMIC, 5.88%, 04/26/37 (a) (c) (d)	7,312	6,106
BCMSC Trust
Series 1999-A5-B, REMIC, 7.44%, 12/15/29 (a)	6,304	2,488
Bear Stearns Alt-A Trust
Series 2005-12A1-8, REMIC, 2.63%, (1M US LIBOR + 0.54%), 10/25/35 (a)	12,908	12,718
Chevy Chase Funding LLC Mortgage-Backed Certificates
Series 2004-A1-1A, 2.37%, (1M US LIBOR + 0.28%), 01/25/35 (a) (b)	1,462	1,408
CHL Mortgage Pass-Through Trust
Series 2006-2A1-OA5, REMIC, 2.29%, (1M US LIBOR + 0.20%), 04/25/36 (a)	4,662	4,233
Series 2006-A1-17, REMIC, 6.00%, 12/25/36	2,333	1,891
Citigroup Mortgage Loan Trust
Series 2006-2A1A-4, REMIC, 6.00%, 12/25/35	7,160	7,169
Series 2013-1A4-2, REMIC, 3.71%, 11/25/37 (a) (b)	9,999	9,476
Conseco Finance Corp.
Series 1999-A6-5, REMIC, 7.50%, 03/01/30	4,011	2,814
Countrywide Alternative Loan Trust
Series 2005-1A1-35CB, 5.50%, 09/25/35	1,544	1,467
Series 2006-1A1A-OA17, REMIC, 2.28%, (1M US LIBOR + 0.20%), 12/20/46 (a)	3,110	2,736
Series 2005-B1-J4, REMIC, 3.44%, (1M US LIBOR + 1.35%), 07/25/35 (a)	3,223	3,167
Series 2005-A3-38, REMIC, 2.79%, (1M US LIBOR + 0.70%), 09/25/35 (a)	571	558
Series 2005-A1-81, REMIC, 2.37%, (1M US LIBOR + 0.28%), 02/25/37 (a)	1,639	1,534
Series 2007-2A1-19, REMIC, 6.50%, 08/25/37	5,193	3,789

See accompanying Notes to Financial Statements.

196

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Countrywide Asset-Backed Certificates
Series 2006-2A4-20, REMIC, 2.32%, (1M US LIBOR + 0.23%), 09/25/35 (a)	14,200	10,602
Series 2004-M4-AB2, REMIC, 3.37%, (1M US LIBOR + 1.28%), 05/25/36 (a)	2,238	1,744
CPS Auto Receivable Trust
Series 2017-A-D, 1.87%, 03/15/21 (b)	2,587	2,573
Credit Suisse Mortgage Capital Certificates
Series 2009-5A9-11R, REMIC, 3.32%, 08/26/36 (a) (b)	5,161	5,120
Credit-Based Asset Servicing and Securitization LLC
Series 2006-A2C-CB8, REMIC, 2.24%, (1M US LIBOR + 0.15%), 10/25/36 (a)	9,600	8,713
Crestline Denali CLO Ltd.
Series 2013-A1LR-1A, 3.41%, (3M US LIBOR + 1.05%), 10/26/27 (a) (b)	8,250	8,255
Crown Point CLO III Ltd.
Series 2013-A1LR-2A, 2.94%, (3M US LIBOR + 0.59%), 12/31/23 (a) (b)	3,015	3,014
CSMC Series
Series 2009-1A2-5R, REMIC, 3.88%, 06/26/36 (a) (b)	5,414	5,191
GE Business Loan Trust
Series 2006-A-2, REMIC, 2.25%, (1M US LIBOR + 0.18%), 11/15/34 (a) (b)	3,042	2,957
Great Wolf Trust
Interest Only, Series 2017-XCP-WOLF, 0.00%, 12/15/18 (b)	34,700	—
Series 2017-A-WOLF, 2.92%, (1M US LIBOR + 0.85%), 09/15/19 (a) (b)	3,600	3,600
Series 2017-B-WOLF, 3.17%, (1M US LIBOR + 1.10%), 09/15/19 (a) (b)	4,600	4,603
GSMSC Resecuritization Trust
Series 2015-B-8R, REMIC, 6.39%, 04/26/37 (a) (b)	19,569	6,946
Harley Marine Financing LLC
Series 2018-A2-1A, 5.68%, 05/15/22 (b) (e)	399	405
Jamestown CLO IV Ltd.
Series 2014-A1AR-4A, 3.04%, (3M US LIBOR + 0.69%), 07/15/26 (a) (b)	4,282	4,268
JPMorgan Alternative Loan Trust
Series 2006-1A1-A5, REMIC, 2.25%, (1M US LIBOR + 0.16%), 10/25/36 (a)	2,722	2,608
METAL Ltd.
Series 2017-A-1, 4.58%, 10/15/24 (b)	1,786	1,814
Morgan Stanley Resecuritization Trust
Series 2014-2AD-R3, REMIC, 3.86%, 07/26/48 (a) (b)	7,020	7,055
NCUA Guaranteed Notes Trust
Series 2011-1A-R1, 2.47%, (1M US LIBOR + 0.45%), 01/08/20 (a)	7,419	7,428
Newgate Funding PLC
Series 2007-A3-2X, 0.79%, (3M GB LIBOR + 0.16%), 12/15/50, GBP (a)	4,900	6,038
People's Choice Home Loan Securities Trust
Series 2005-M3-3, REMIC, 2.95%, (1M US LIBOR + 0.86%), 08/25/35 (a)	6,543	5,744
Residential Asset Securitization Trust
Series 2005-A5-A5, REMIC, 2.49%, (1M US LIBOR + 0.40%), 05/25/35 (a)	1,740	1,443
RFMSI Trust
Series 2007-A5-S4, REMIC, 6.00%, (1M US LIBOR + 0.60%), 04/25/37 (a)	3,062	2,865
Saxon Asset Securities Trust
Series 2004-M1-1, REMIC, 2.89%, (1M US LIBOR + 0.80%), 03/25/35 (a)	3,670	3,608
Securitized Asset Backed Receivables LLC Trust
Series 2005-M2-FR3, 3.07%, (1M US LIBOR + 0.98%), 04/25/35 (a)	530	376
Securitized Term Auto Receivables Trust
Series 2017-A2A-2A, 1.78%, 01/27/20 (b)	6,261	6,235
SG Mortgage Securities Trust
Series 2005-M3-OPT1, 2.56%, (1M US LIBOR + 0.47%), 10/25/35 (a)	4,975	4,506
S-Jets Ltd.
Series 2017-A-1, 3.97%, 08/15/25 (b)	614	612
	Shares/Par[1]	Value ($)
SLM Private Education Loan Trust
Series 2011-A3-B, 4.32%, (1M US LIBOR + 2.25%), 05/15/19 (a) (b)	12,455	12,816
Starwood Waypoint Homes Trust
Series 2017-A-1, REMIC, 3.04%, (1M US LIBOR + 0.95%), 10/17/19 (a) (b)	5,176	5,176
Series 2017-B-1, REMIC, 3.26%, (1M US LIBOR + 1.17%), 10/17/19 (a) (b)	600	601
Series 2017-C-1, REMIC, 3.49%, (1M US LIBOR + 1.40%), 10/17/19 (a) (b)	2,100	2,104
Series 2017-D-1, REMIC, 4.04%, (1M US LIBOR + 1.95%), 10/17/19 (a) (b)	300	302
THL Credit Wind River CLO Ltd.
Series 2015-A1R-2A, 3.22%, 10/15/27 (b)	4,200	4,190
Torrens Trust
Series 2010-A4-2, 3.02%, (ASX Australian Bank Bill Short Term Rates 1M Mid + 1.10%), 09/14/41, AUD (a)	8,577	6,372
TruPS Financials Note Securitization Ltd.
Series 2017-A1-2A, 3.89%, 09/20/39 (b)	3,354	3,292
US Residential Opportunity Fund IV Trust
Series 2017-A-1III, REMIC, 3.35%, 11/27/37 (b) (f)	4,047	4,040
Wachovia Bank Commercial Mortgage Trust
Series 2007-C-C31, REMIC, 6.17%, 04/15/47 (a)	2,345	2,366
WaMu Mortgage Pass-Through Certificates
Series 2005-1A3-AR10, REMIC, 3.36%, 09/25/35 (a)	4,702	4,708
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2007-4A2-OA3, REMIC, 2.26%, (12M US Federal Reserve Cumulative Average CMT + 0.70%), 04/25/47 (a)	2,392	1,973
Wells Fargo Commercial Mortgage Trust
Series 2017-A-HSDB, 2.90%, (1M US LIBOR + 0.85%), 12/13/20 (a) (b)	3,065	3,054
Series 2017-B-HSDB, 3.15%, (1M US LIBOR + 1.10%), 12/13/20 (a) (b)	2,542	2,586
Series 2017-D-HSDB, 3.89%, (1M US LIBOR + 1.84%), 12/13/23 (a) (b)	178	180
Wells Fargo Mortgage-Backed Securities Trust
Series 2007-1A20-8, REMIC, 6.00%, 07/25/37	6,984	6,970
Series 2007-A1-AR7, REMIC, 3.72%, 12/28/37 (a)	2,450	2,377
Total Non-U.S. Government Agency Asset-Backed Securities (cost $278,144)		276,436
CORPORATE BONDS AND NOTES 30.2%
Consumer Discretionary 3.3%
AA Bond Co. Ltd.
2.88%, 01/31/22, GBP	100	129
Altice SA
7.25%, 05/15/22, EUR (g)	440	516
7.75%, 05/15/22 (b) (g)	2,200	2,128
Bacardi Ltd.
4.50%, 01/15/21 (b)	1,600	1,626
4.45%, 05/15/25 (b)	200	199
4.70%, 05/15/28 (b)	200	197
5.15%, 05/15/38 (b)	100	95
Charter Communications Operating LLC
3.58%, 07/23/20	2,134	2,133
4.46%, 07/23/22	304	307
3.98%, (3M US LIBOR + 1.65%), 02/01/24 (a)	222	223
4.50%, 02/01/24	130	130
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22	30	31
CRC Escrow Issuer LLC
5.25%, 10/15/25 (b)	4	4
CSC Holdings LLC
8.63%, 02/15/19	1,200	1,235
DISH DBS Corp.
7.88%, 09/01/19	1,920	1,992
5.13%, 05/01/20	1,000	991
DriveTime Automotive Group Inc.
8.00%, 06/01/21 (b) (g)	750	761
General Motors Co.
3.16%, (3M US LIBOR + 0.80%), 08/07/20 (a) (g)	990	994

See accompanying Notes to Financial Statements.

197

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Hilton Domestic Operating Co. Inc.
5.13%, 05/01/26 (b)	195	192
iHeartCommunications Inc.
0.00%, 12/15/19 - 03/15/23 (h) (i)	7,741	5,902
0.00%, 03/01/21 (b) (h) (i)	658	476
Intrepid Aviation Group Holdings LLC
6.88%, 02/15/19 (b)	2,800	2,767
Live Nation Entertainment Inc.
5.63%, 03/15/26 (b)	28	28
MGM Resorts International
8.63%, 02/01/19	2,500	2,570
5.25%, 03/31/20	3,080	3,139
Netflix Inc.
3.63%, 05/15/27, EUR	1,020	1,166
QVC Inc.
4.45%, 02/15/25	1,000	962
Scientific Games International Inc.
5.00%, 10/15/25 (b)	8	8
VOC Escrow Ltd.
5.00%, 02/15/28 (b)	80	76
		30,977
Consumer Staples 0.3%
BAT Capital Corp.
2.76%, 08/15/22 (b)	1,490	1,428
Campbell Soup Co.
2.83%, (3M US LIBOR + 0.50%), 03/16/20 (a)	160	160
2.97%, (3M US LIBOR + 0.63%), 03/15/21 (a)	120	120
3.30%, 03/15/21	94	93
3.65%, 03/15/23	190	186
3.95%, 03/15/25	150	145
4.15%, 03/15/28	170	162
Danone SA
1.69%, 10/30/19 (b)	200	196
Energizer Gamma Acquisition BV
6.38%, 07/15/26 (c) (d)	22	22
General Mills Inc.
2.89%, (3M US LIBOR + 0.54%), 04/16/21 (a)	176	176
3.20%, 04/16/21	31	31
4.20%, 04/17/28	41	40
Matterhorn Merger Sub LLC
8.50%, 06/01/26 (b)	200	194
Sigma Holdco BV
5.75%, 05/15/26, EUR (b)	100	109
		3,062
Energy 2.4%
Andeavor Logistics LP
3.50%, 12/01/22	10	10
4.25%, 12/01/27	16	15
Enable Midstream Partners LP
4.95%, 05/15/28	91	89
Enbridge Inc.
2.74%, (3M US LIBOR + 0.40%), 01/10/20 (a)	910	909
Energy Transfer Partners LP
4.20%, 09/15/23	104	104
4.95%, 06/15/28	152	152
6.00%, 06/15/48	64	64
EQT Corp.
3.08%, (3M US LIBOR + 0.77%), 10/01/20 (a)	74	74
Gazprom Capital SA
3.70%, 07/25/18, EUR	300	351
Gazprom OAO Via Gaz Capital SA
4.63%, 10/15/18, EUR	100	118
3.38%, 11/30/18, CHF	5,750	5,856
MPLX LP
3.38%, 03/15/23	19	19
Odebrecht Offshore Drilling Finance Ltd.
6.72%, 12/01/22 (c)	16	15
ONEOK Inc.
4.55%, 07/15/28	130	131
5.20%, 07/15/48	90	91
ONGC Videsh Ltd.
3.25%, 07/15/19	3,800	3,790
Ras Laffan Liquefied Natural Gas Co. Ltd. III
6.75%, 09/30/19	6,000	6,232
	Shares/Par[1]	Value ($)
Shelf Drilling Holdings Ltd.
8.25%, 02/15/25 (b)	40	40
Sinopec Group Overseas Development 2016 Ltd.
1.75%, 09/29/19 (b)	3,870	3,799
Sunoco Logistics Partners Operations LP
5.50%, 02/15/20	700	721
Sunoco LP
4.88%, 01/15/23 (b)	68	65
		22,645
Financials 15.0%
AerCap Ireland Capital Ltd.
5.00%, 10/01/21	2,810	2,896
Ally Financial Inc.
4.75%, 09/10/18	1,800	1,804
3.50%, 01/27/19	170	170
4.13%, 03/30/20	3,790	3,801
8.00%, 11/01/31	9	11
Altice Financing SA
5.25%, 02/15/23, EUR	400	481
Ambac LSNI LLC
7.34%, (3M US LIBOR + 5.00%), 02/12/23 (a) (b)	643	650
American International Group Inc.
4.20%, 04/01/28	54	53
5.75%, 04/01/48	178	174
Assurant Inc.
4.20%, 09/27/23	72	72
Athene Holding Ltd.
4.13%, 01/12/28	54	50
AXA Equitable Holdings Inc.
3.90%, 04/20/23 (b)	30	30
4.35%, 04/20/28 (b)	184	176
5.00%, 04/20/48 (b)	108	100
Banco Bilbao Vizcaya Argentaria SA
6.75%, (callable at 100 beginning 02/18/20), EUR (j)	3,000	3,641
Banco Santander SA
6.25%, (callable at 100 beginning 09/11/21), EUR (j)	200	246
Bank of America Corp.
5.88%, (callable at 100 beginning 03/15/28) (j)	3,968	3,888
2.99%, (3M US LIBOR + 0.65%), 06/25/22 (a)	800	799
Barclays Bank Plc
6.50%, (callable at 100 beginning 09/15/19), EUR (j)	700	841
7.63%, 11/21/22	200	215
Barclays Plc
7.00%, (callable at 100 beginning 09/15/19), GBP (j)	1,000	1,346
7.25%, (callable at 100 beginning 03/15/23), GBP (j) (k)	2,700	3,654
8.00%, (callable at 100 beginning 12/15/20), EUR (j) (k)	3,902	5,043
8.25%, (callable at 100 beginning 12/15/18) (j) (k)	3,700	3,769
3.13%, 01/17/24, GBP	100	132
3.71%, (3M US LIBOR + 1.38%), 05/16/24 (a)	600	592
4.34%, 05/16/24 (a) (k)	400	395
4.97%, 05/16/29 (a) (k)	200	198
3.25%, 02/12/27 - 01/17/33, GBP	600	755
Bayer US Finance II LLC
2.97%, (3M US LIBOR + 0.63%), 06/25/21 (a) (b)	400	400
3.88%, 12/15/23 (b)	300	299
4.25%, 12/15/25 (b)	300	302
4.38%, 12/15/28 (b)	300	300
Brookfield Finance Inc.
3.90%, 01/25/28	92	87
4.70%, 09/20/47	80	76
CIT Group Inc.
4.13%, 03/09/21	74	74
5.00%, 08/01/23 (g)	2,000	2,023
5.25%, 03/07/25	68	69
Cooperatieve Rabobank U.A.
5.50%, (callable at 100 beginning 06/29/20), EUR (j) (k)	2,340	2,915
6.63%, (callable at 100 beginning 06/29/21), EUR (j)	8,000	10,488

See accompanying Notes to Financial Statements.

198

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Credit Agricole SA
3.75%, 04/24/23 (b)	250	245
Credit Suisse AG
6.50%, 08/08/23	200	213
Credit Suisse Group Funding Guernsey Ltd.
3.75%, 03/26/25	500	479
DAE Funding LLC
4.50%, 08/01/22 (b)	950	918
5.00%, 08/01/24 (b)	2,298	2,202
Daimler Finance North America LLC
3.35%, 05/04/21 (b)	4,400	4,381
Deutsche Bank AG
3.31%, (3M US LIBOR + 0.97%), 07/13/20 (a)	18	18
4.25%, 10/14/21	1,000	985
3.30%, 11/16/22	800	749
3.95%, 02/27/23	100	96
Diamond 1 Finance Corp.
4.42%, 06/15/21 (b)	3,050	3,091
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (b)	80	79
Ford Motor Credit Co. LLC
8.13%, 01/15/20	3,500	3,746
Freedom Mortgage Corp.
8.25%, 04/15/25 (b)	140	138
General Motors Financial Co. Inc.
3.55%, 04/09/21	78	78
Harland Clarke Holdings Corp.
8.38%, 08/15/22 (b)	40	39
HSBC Holdings Plc
6.25%, (callable at 100 beginning 03/23/23) (j) (k)	400	392
6.50%, (callable at 100 beginning 03/23/28) (g) (j) (k)	610	584
2.93%, (3M US LIBOR + 0.60%), 05/18/21 (a)	600	601
3.33%, (3M US LIBOR + 1.00%), 05/18/24 (a)	200	200
3.95%, 05/18/24	200	199
Industrial & Commercial Bank of China Ltd.
3.11%, (3M US LIBOR + 0.75%), 11/08/20 (a)	4,800	4,801
ING Bank NV
2.45%, 03/16/20 (b)	3,500	3,453
Intesa Sanpaolo SpA
7.00%, (callable at 100 beginning 01/19/21), EUR (j)	3,685	4,385
Jefferies Finance LLC
7.38%, 04/01/20 (b)	2,415	2,448
JPMorgan Chase & Co.
2.94%, (3M US LIBOR + 0.61%), 06/18/22 (a)	2,300	2,300
Lincoln Finance Ltd.
6.88%, 04/15/21, EUR	3,700	4,457
Lloyds Bank Plc
2.85%, (3M US LIBOR + 0.49%), 05/07/21 (a) (k)	200	200
3.30%, 05/07/21 (k)	600	598
Lloyds Banking Group Plc
7.00%, (callable at 100 beginning 06/27/19), GBP (j) (k)	1,090	1,464
7.88%, (callable at 100 beginning 06/27/29), GBP (j) (k)	1,800	2,753
2.25%, 10/16/24, GBP	705	902
4.45%, 05/08/25 (k)	200	201
4.38%, 03/22/28	200	197
Lloyds Banking Group PLC
4.00%, 03/07/25, AUD	500	367
Macquarie Bank Ltd.
2.66%, (3M US LIBOR + 0.35%), 04/04/19 (a) (b)	4,100	4,101
Meiji Yasuda Life Insurance Co.
5.10%, 04/26/48 (b)	400	403
MetLife Inc.
5.88%, (callable at 100 beginning 03/15/28) (j)	180	182
Nationwide Building Society
10.25%, GBP (j)	175	350
3.77%, 03/08/24 (b)	400	391
4.30%, 03/08/29 (b)	400	385
Navient Corp.
4.88%, 06/17/19	2,000	2,010
8.00%, 03/25/20	3,545	3,741
6.50%, 06/15/22	78	80
	Shares/Par[1]	Value ($)
Nordea Bank AB
2.50%, 09/17/20 (b)	3,300	3,245
Petrobras Global Finance BV
6.13%, 01/17/22 (g)	2,002	2,035
7.38%, 01/17/27	2,300	2,299
Rio Oil Finance Trust
9.25%, 07/06/24 (f)	170	182
8.20%, 04/06/28 (b)	250	254
Royal Bank of Scotland Group Plc
7.50%, (callable at 100 beginning 08/10/20) (j) (k)	3,700	3,772
8.00%, (callable at 100 beginning 08/10/25) (j) (k)	300	315
8.63%, (callable at 100 beginning 08/15/21) (j) (k)	400	425
Santander Holdings USA Inc.
3.70%, 03/28/22	4	4
3.40%, 01/18/23 (g)	60	58
4.40%, 07/13/27	20	19
Santander UK Group Holdings Plc
6.75%, (callable at 100 beginning 06/24/24), GBP (j)	2,180	2,968
Santander UK Plc
2.92%, (3M US LIBOR + 0.62%), 06/01/21 (a)	200	200
3.40%, 06/01/21 (k)	400	398
Sberbank of Russia Via SB Capital SA
3.08%, 03/07/19, EUR	500	591
SL Green Operating Partnership LP
3.25%, 10/15/22 (g)	14	14
SLM Corp.
5.50%, 01/15/19	1,640	1,654
Societe Generale SA
6.75%, (callable at 100 begininng 04/06/28) (b) (j)	200	184
Springleaf Finance Corp.
5.25%, 12/15/19	4,696	4,765
6.00%, 06/01/20	300	309
8.25%, 12/15/20	530	573
6.13%, 05/15/22	133	136
5.63%, 03/15/23	2,775	2,760
6.88%, 03/15/25	432	429
7.13%, 03/15/26	588	585
Starwood Property Trust Inc.
5.00%, 12/15/21	100	101
4.75%, 03/15/25 (b)	71	69
VICI Properties 1 LLC
8.00%, 10/15/23 (g)	167	185
WPC Eurobond BV
2.13%, 04/15/27, EUR	100	117
		141,263
Health Care 1.3%
Anthem Inc.
4.10%, 03/01/28	42	41
Bayer US Finance II LLC
3.35%, (3M US LIBOR + 1.01%), 12/15/23 (a) (b)	300	300
Centene Escrow I Corp.
5.38%, 06/01/26 (b)	172	174
Charles River Laboratories International Inc.
5.50%, 04/01/26 (b)	38	38
Community Health Systems Inc.
5.13%, 08/01/21 (g)	116	108
6.25%, 03/31/23	36	33
8.63%, 01/15/24 (c) (d)	400	401
CVS Health Corp.
3.70%, 03/09/23	258	255
4.30%, 03/25/28	510	502
Fresenius Medical Care US Finance II Inc.
5.63%, 07/31/19 (b)	2,075	2,125
4.13%, 10/15/20 (b)	2	2
HCA Inc.
3.75%, 03/15/19	5,700	5,713
Heartland Dental LLC
8.50%, 05/01/26 (b)	50	49
Mylan NV
3.75%, 12/15/20	1,980	1,990
Teva Pharmaceutical Finance Netherlands II BV
3.25%, 04/15/22, EUR	400	475
Teva Pharmaceutical Finance V BV
1.50%, 10/25/18, CHF	10	10

See accompanying Notes to Financial Statements.

199

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Valeant Pharmaceuticals International Inc.
5.50%, 11/01/25 (b)	10	10
		12,226
Industrials 1.9%
A P Moller - Maersk A/S
2.88%, 09/28/20 (b)	2,280	2,246
Avolon Holdings Funding Ltd.
5.50%, 01/15/23 (b)	210	210
BOC Aviation Pte Ltd.
3.41%, (3M US LIBOR + 1.05%), 05/02/21 (a) (b)	250	251
Canadian Pacific Railway Co.
4.50%, 01/15/22 (l)	1,190	1,229
CH Robinson Worldwide Inc.
4.20%, 04/15/28	60	59
Delta Air Lines Inc.
2.88%, 03/13/20	1,980	1,965
Equifax Inc.
3.20%, (3M US LIBOR + 0.87%), 08/15/21 (a)	126	126
3.60%, 08/15/21	44	44
Flextronics International Ltd.
4.63%, 02/15/20	1,090	1,106
Fortress Transportation & Infrastructure Investors LLC
6.75%, 03/15/22 (b)	174	178
General Electric Co.
5.00%, (callable at 100 beginning 01/21/21) (j)	1,040	1,027
Harris Corp.
2.79%, (3M US LIBOR + 0.48%), 02/27/19 (a)	400	400
IHS Markit Ltd.
4.00%, 03/01/26 (b)	7	7
Masco Corp.
5.95%, 03/15/22 (g)	690	738
Park Aerospace Holdings Ltd.
3.63%, 03/15/21 (b)	10	10
5.25%, 08/15/22 (b)	2,850	2,827
4.50%, 03/15/23 (b)	4,800	4,581
Pisces Midco Inc.
8.00%, 04/15/26 (b)	252	242
PT Pelabuhan Indonesia III
4.50%, 05/02/23 (b)	200	198
Standard Industries Inc.
4.75%, 01/15/28 (b)	96	88
Textron Inc.
2.90%, (3M US LIBOR + 0.55%), 11/10/20 (a)	250	250
		17,782
Information Technology 1.9%
BMC Software Finance Inc.
8.13%, 07/15/21 (b)	3,801	3,887
Broadcom Corp.
2.20%, 01/15/21	1,900	1,839
3.88%, 01/15/27	4,430	4,187
EMC Corp.
2.65%, 06/01/20	4,905	4,763
NetApp Inc.
3.38%, 06/15/21	1,090	1,080
3.30%, 09/29/24	36	34
Radiate Holdco LLC
6.88%, 02/15/23 (b)	70	66
Tech Data Corp.
4.95%, 02/15/27 (g) (l)	920	902
ViaSat Inc.
5.63%, 09/15/25 (b)	1,120	1,054
Western Digital Corp.
4.75%, 02/15/26	294	285
		18,097
Materials 0.2%
Cleveland-Cliffs Inc.
4.88%, 01/15/24 (b)	34	33
Plum Creek Timberlands LP
4.70%, 03/15/21	1,690	1,745
Syngenta Finance NV
5.18%, 04/24/28 (b)	200	193
	Shares/Par[1]	Value ($)
Yara International ASA
4.75%, 06/01/28 (c) (d)	210	210
		2,181
Real Estate 1.5%
American Tower Corp.
3.00%, 06/15/23	120	115
Boston Properties LP
3.20%, 01/15/25	62	59
Equinix Inc.
2.88%, 03/15/24 - 02/01/26, EUR	2,800	3,095
ERP Operating LP
3.50%, 03/01/28	46	44
Growthpoint Properties International Pty Ltd.
5.87%, 05/02/23 (b)	200	203
Highwoods Realty LP
4.13%, 03/15/28	60	59
Howard Hughes Corp.
5.38%, 03/15/25 (b)	3,000	2,942
Hunt Cos. Inc.
6.25%, 02/15/26 (b)	28	26
Kennedy Wilson Europe Real Estate Plc
3.95%, 06/30/22, GBP	2,795	3,840
3.25%, 11/12/25, EUR	3,000	3,547
Kennedy-Wilson Inc.
5.88%, 04/01/24 (b)	84	82
Life Storage LP
3.88%, 12/15/27	26	25
Physicians Realty LP
3.95%, 01/15/28	56	52
STORE Capital Corp.
4.50%, 03/15/28	48	47
UDR Inc.
4.63%, 01/10/22	7	7
3.50%, 01/15/28	25	24
Vornado Realty LP
3.50%, 01/15/25	34	33
Welltower Inc.
4.25%, 04/15/28	41	40
WeWork Cos. Inc.
7.88%, 05/01/25 (b)	108	103
		14,343
Telecommunication Services 2.4%
Altice France SA
6.00%, 05/15/22 (b)	200	201
AT&T Inc.
2.97%, (3M US LIBOR + 0.75%), 06/01/21 (a)	1,984	1,991
Intelsat Jackson Holdings Ltd.
7.25%, 10/15/20	2,804	2,786
Intelsat Jackson Holdings SA
7.50%, 04/01/21	233	231
5.50%, 08/01/23	35	31
SFR Group SA
5.38%, 05/15/22, EUR	800	959
SK Broadband Co. Ltd.
2.88%, 10/29/18	2,400	2,398
Sprint Capital Corp.
6.90%, 05/01/19	7,822	7,975
Sprint Corp.
7.25%, 09/15/21	1,650	1,714
7.63%, 03/01/26	340	346
Sprint Spectrum Co. LLC
3.36%, 09/20/21 (b)	1,869	1,848
4.74%, 03/20/25 (b)	200	199
5.15%, 03/20/28 (b)	400	391
T-Mobile USA Inc.
4.75%, 02/01/28	22	20
Vodafone Group Plc
3.31%, (3M US LIBOR + 0.99%), 01/16/24 (a)	180	179
3.75%, 01/16/24	258	255
4.13%, 05/30/25	106	106
4.38%, 05/30/28	232	229
Wind Tre SpA
2.63%, 01/20/23, EUR (b)	200	196

See accompanying Notes to Financial Statements.

200

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
2.75%, (3M EURIBOR + 2.75%), 01/20/24, EUR (a) (b)	200	194
		22,249
Utilities 0.0%
Duke Energy Corp.
2.83%, (3M US LIBOR + 0.50%), 05/14/21 (a) (c) (d)	228	228
Rockpoint Gas Storage Canada Ltd.
7.00%, 03/31/23 (b)	10	10
		238
Total Corporate Bonds And Notes (cost $292,083)		285,063
SENIOR LOAN INTERESTS 4.3%
Consumer Discretionary 1.6%
ARAMARK Services Inc.
Term Loan, 3.69%, (3M LIBOR + 1.75%), 03/01/25 (a) (c)	100	100
Caesars Resort Collection LLC
1st Lien Term Loan B, 4.84%, (3M LIBOR + 2.75%), 09/28/24 (a)	298	297
CSC Holdings LLC
Term Loan B, 4.57%, (3M LIBOR + 2.50%), 01/12/26 (a)	100	100
iHeartCommunications Inc.
Term Loan D, 0.00%, 01/30/19 (h) (i)	643	489
Term Loan, 0.00%, 07/30/19 (h) (i)	300	228
Numericable Group SA
Term Loan B-12, 3.00%, (3M EURIBOR + 3.00%), 01/31/26, EUR (a)	4,776	5,401
PetSmart Inc.
Term Loan B-2, 5.01%, (3M LIBOR + 3.00%), 03/11/22 (a)	420	346
Sinclair Television Group Inc.
Term Loan B, 0.00%, (3M LIBOR + 2.25%), 12/11/24 (a) (m)	300	299
Univision Communications Inc.
Term Loan C-5, 4.84%, (3M LIBOR + 2.75%), 03/15/24 (a)	7,746	7,478
Wyndham Hotels & Resorts Inc.
Term Loan B, 3.73%, (3M LIBOR + 1.75%), 03/29/25 (a)	100	100
		14,838
Consumer Staples 0.0%
Energizer Holdings Inc.
Term Loan, 0.00%, (3M LIBOR + 2.00%), 05/18/19 (a) (c) (e) (m)	200	198
Energy 0.7%
California Resources Corp.
1st Lien Term Loan, 6.84%, (3M LIBOR + 4.75%), 11/08/22 (a)	50	51
Cheniere Energy Partners LP
Term Loan, 4.23%, (3M LIBOR + 2.25%), 02/25/20 (a)	4,200	4,179
Drillship Hydra Owners Inc.
Term Loan, 0.00%, 09/20/24 (m)	2,161	2,265
		6,495
Financials 0.4%
Altice Financing SA
1st Lien Term Loan, 5.10%, (3M LIBOR + 2.75%), 01/06/26 (a)	16	15
Dubai World Corp.
Term Loan B-1, 0.00%, 09/30/22 (c) (m)	400	376
Term Loan B-1, 2.00%, 09/30/22	1,098	1,031
Financial & Risk US Holdings Inc.
Term Loan, 0.00%, (3M LIBOR + 6.25%), 02/06/19 (a) (c) (e) (m)	550	546
McDermott Technology Americas Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 5.00%), 04/03/25 (a) (m)	110	110
1st Lien Term Loan, 7.09%, (3M LIBOR + 5.00%), 04/04/25 (a)	37	37
Unitymedia Finance LLC
Term Loan, 4.32%, (3M LIBOR + 2.25%), 01/20/26 (a)	100	99
	Shares/Par[1]	Value ($)
Unitymedia Hessen GmbH & Co. KG
Term Loan E, 2.75%, (3M EURIBOR + 2.75%), 01/15/27, EUR (a)	200	232
Wand Merger Corp.
Term Loan A, 0.00%, (3M LIBOR + 5.00%), 04/27/19 (a) (c) (e) (m)	400	395
Term Loan B, 0.00%, (3M LIBOR + 5.50%), 04/27/19 (a) (c) (e) (m)	400	395
		3,236
Health Care 0.9%
Community Health Systems Inc.
Term Loan G, 0.00%, (1M LIBOR + 3.00%), 12/14/19 (a) (m)	100	100
Term Loan G, 5.31%, (1M LIBOR + 2.75%), 12/14/19 (a)	3,758	3,751
Term Loan H, 0.00%, (3M LIBOR + 3.25%), 01/27/21 (a) (m)	280	273
Term Loan H, 5.56%, (3M LIBOR + 3.00%), 01/27/21 (a)	2,134	2,081
Global Medical Response Inc.
Term Loan B-2, 6.34%, (3M LIBOR + 4.25%), 09/26/24 (a)	99	98
Kinetic Concepts Inc.
Term Loan B, 5.55%, (3M LIBOR + 3.25%), 01/30/24 (a)	1,980	1,981
		8,284
Industrials 0.2%
Avolon LLC
Term Loan B-3, 4.09%, (3M LIBOR + 2.00%), 01/15/25 (a)	199	196
Beacon Roofing Supply Inc.
Term Loan B, 4.28%, (3M LIBOR + 2.25%), 01/02/25 (a)	30	30
Pisces Midco Inc.
Term Loan, 6.09%, (3M LIBOR + 3.75%), 04/12/25 (a)	200	199
Sequa Corp.
Term Loan B, 6.92%, (3M LIBOR + 5.00%), 11/28/21 (a)	3	3
Term Loan B, 7.05%, (3M LIBOR + 5.50%), 11/28/21 (a)	1,287	1,289
West Corp.
Term Loan, 5.98%, (3M LIBOR + 4.00%), 10/03/24 (a)	35	35
		1,752
Information Technology 0.5%
Ancestry.com Operations Inc.
1st Lien Term Loan, 5.23%, (1M LIBOR + 3.25%), 10/19/23 (a)	4,315	4,305
SS&C Technologies Holdings Europe SARL
Term Loan B-4, 4.59%, (3M LIBOR + 2.50%), 02/27/25 (a)	199	199
SS&C Technologies Inc.
Term Loan B-3, 4.59%, (3M LIBOR + 2.50%), 02/27/25 (a)	568	568
		5,072
Materials 0.0%
Axalta Coating Systems US Holdings Inc.
Term Loan, 4.05%, (1M LIBOR + 1.75%), 06/01/24 (a)	30	30
Crown Americas LLC
Term Loan B, 4.31%, (3M LIBOR + 2.00%), 01/18/25 (a)	50	50
		80
Sovereign 0.0%
Tanzania Republic
Term Loan, 0.08%, (3M LIBOR + 5.20%), 12/10/19 (a) (e)	200	200
Total Senior Loan Interests (cost $40,519)		40,155
GOVERNMENT AND AGENCY OBLIGATIONS 28.9%
Mortgage-Backed Securities 12.3%
Federal National Mortgage Association
TBA, 3.00%, 07/15/48 (n)	1,500	1,453
TBA, 3.50%, 07/15/48 - 08/15/48 (n)	60,800	60,461

See accompanying Notes to Financial Statements.

201

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
TBA, 4.00%, 09/15/47 - 08/15/48 (n) (o)	53,700	54,618
		116,532
Municipal 0.0%
Commonwealth of Puerto Rico
0.00%, 07/01/23 - 07/01/41 (h) (i)	410	171
Sovereign 2.7%
Abu Dhabi Government International Bond
2.50%, 10/11/22 (b)	600	574
3.13%, 10/11/27 (b)	600	558
4.13%, 10/11/47 (b)	500	456
Argentina Bonar Bond
36.30%, (Argentina Deposit Rates Badlar + 2.50%), 03/11/19, ARS (a)	400	14
37.05%, (Argentina Deposit Rates Badlar + 3.25%), 03/01/20, ARS (a)	3,500	119
33.81%, (Argentina Deposit Rates Badlar + 2.00%), 04/03/22, ARS (a)	67,323	2,118
Argentina Government International Bond
2.26%, 12/31/38, EUR (f)	791	544
Argentina POM Politica Monetaria
40.00%, (Argentina Central Bank 7 Day Repurchase Rate), 06/21/20, ARS (a)	27,299	979
Argentina Republic Government International Bond
3.88%, 01/15/22, EUR	330	370
33.80%, (Argentina Deposit Rates Badlar), 10/04/22, ARS (a)	154	8
3.38%, 01/15/23, EUR	200	212
5.25%, 01/15/28, EUR	100	99
7.82%, 12/31/33, EUR	34	39
6.25%, 11/09/47, EUR	100	91
Bolivarian Republic of Venezuela
0.00%, 05/07/28 (h) (i)	263	69
Hellenic Republic Government Bond
4.75%, 04/17/19, EUR (b)	350	420
Peru Government International Bond
8.20%, 08/12/26, PEN (b)	300	109
6.15%, 08/12/32, PEN (b)	6,200	1,936
Petroleos de Venezuela SA
0.00%, 05/16/24 (h) (i)	110	23
Qatar Government International Bond
3.88%, 04/23/23 (b)	800	800
4.50%, 04/23/28 (b)	400	404
5.10%, 04/23/48 (b)	400	398
Republic of Argentina
7.82%, 12/31/33, EUR	3,103	3,605
Saudi Arabia Government International Bond
2.88%, 03/04/23 (b)	400	385
4.00%, 04/17/25 (b)	4,300	4,273
4.50%, 04/17/30 (b)	1,500	1,498
4.63%, 10/04/47 (b)	600	557
5.00%, 04/17/49 (b)	1,100	1,065
Serbia International Bond
4.88%, 02/25/20	3,400	3,451
Turkey Government International Bond
5.63%, 03/30/21	300	298
Venezuela Government International Bond
0.00%, 12/09/20 - 03/31/38 (h) (i)	1,267	335
		25,807
U.S. Treasury Securities 13.9%
U.S. Treasury Note
2.75%, 02/15/24 (p)	700	699
2.50%, 05/15/24	25,500	25,094
2.00%, 05/31/24 (p)	8,800	8,420
1.88%, 08/31/24	5,600	5,310
2.13%, 09/30/24	8,500	8,171
2.25%, 10/31/24 - 11/15/24	53,400	51,673
2.50%, 01/31/25 (p)	2,000	1,963
2.88%, 05/31/25	29,600	29,706
		131,036
Total Government And Agency Obligations (cost $277,434)		273,546
OTHER EQUITY INTERESTS 0.0%
T-Mobile USA Inc. Escrow (e) (h)	22	—
Total Other Equity Interests (cost $0)		—
	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 18.7%
Certificates of Deposit 3.0%
AT&T Inc.
2.62%, 09/06/18 (b)	9,000	8,957
Bank of Montreal
1.50%, 07/05/18, CAD	3,200	2,433
Bank of Nova Scotia
1.52%, 07/03/18, CAD	15,350	11,674
Schlumberger Holdings Corp.
2.56%, 08/09/18 (b)	4,400	4,388
Spectra Energy Partners LP
2.75%, 07/09/18 (b)	400	400
		27,852
Commercial Paper 0.9%
HP Inc.
2.52%, 07/02/18 (b) (q)	8,900	8,899
Securities Lending Collateral 0.6%
Securities Lending Cash Collateral Fund LLC, 1.99% (r) (s)	5,766	5,766
Treasury Securities 3.0%
Argentina Treasury Bill
2.78%, 07/13/18 (q)	647	646
5.66%, 08/24/18 (q)	100	99
-0.50%, 09/14/18, ARS (q)	7,769	277
5.88%, 09/14/18 (q)	88	87
21.55%, 09/14/18, ARS (q)	18,320	588
3.01%, 09/28/18 - 10/26/18 (q)	1,242	1,228
2.13%, 10/12/18, ARS (q)	2,040	70
Hellenic Republic Treasury Bill
0.80%, 07/13/18, EUR (q)	1,200	1,400
0.60%, 08/10/18, EUR (q)	1,910	2,226
1.08%, 10/05/18, EUR (q)	1,135	1,321
0.70%, 11/02/18, EUR (q)	260	302
1.25%, 03/15/19, EUR (q)	1,276	1,477
Japan Treasury Bill
-0.14%, 08/06/18, JPY (q)	1,950,000	17,585
Letras del Banco Central de la Republica Argentina
22.60%, 07/18/18, ARS (q)	11,260	382
21.82%, 09/19/18, ARS (q)	12,750	402
25.56%, 10/17/18, ARS (q)	1,810	56
		28,146
U.S. Government Agency Obligations 11.2%
Federal Home Loan Bank
1.84%, 07/09/18 (q) (t)	23,400	23,389
1.85%, 07/11/18 (q) (t)	12,700	12,693
1.86%, 07/12/18 (q) (t)	2,000	1,999
1.85%, 07/13/18 (q) (t)	3,200	3,198
1.88%, 07/18/18 - 08/08/18 (q) (t)	14,100	14,075
1.88%, 07/20/18 - 07/25/18 (q) (t)	4,400	4,395
1.87%, 07/27/18 (q) (t)	8,900	8,888
1.87%, 07/30/18 (q) (t)	8,400	8,387
1.90%, 08/10/18 (q) (t)	10,400	10,378
1.92%, 08/17/18 (q) (t)	2,900	2,893
1.92%, 08/22/18 (q) (t)	4,000	3,989
1.92%, 08/31/18 (q) (t)	8,800	8,773
1.89%, 09/10/18 (q) (t)	3,200	3,188
		106,245
Total Short Term Investments (cost $178,384)		176,908
Total Investments 111.3% (cost $1,066,564)		1,052,108
Other Derivative Instruments 0.1%		1,164
Other Assets and Liabilities, Net (11.4)%		(107,942)
Total Net Assets 100.0%		945,330

See accompanying Notes to Financial Statements.

202

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Shares/Par[1]	Value ($)

(a)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b)  The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2018, the value and the percentage of net assets of these liquid securities was $242,813 and 25.7%, respectively.

(c)  The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(d)   Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(e)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(f)   Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2018.

(g)  All or portion of the security was on loan.

(h)  Non-income producing security.

(i)   Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date. The aggregate value of these securities represented 0.8% of the Fund’s net assets.

(j)   Perpetual security. Next contractual call date presented, if applicable.

(k)  Convertible security.

(l)  The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(m)   This senior loan will settle after June 30, 2018. The reference rate and spread presented will go into effect upon settlement.

(n)  All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2018, the total payable for investments purchased on a delayed delivery basis was $116,171.

(o)   All or a portion of the security is subject to a written call option.

(p)   All or a portion of the security is pledged or segregated as collateral.

(q)  The coupon rate represents the yield to maturity.

(r)   Investment in affiliate.

(s)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

(t)   The security is a direct debt of the agency and not collateralized by mortgages.

JNL/PIMCO Real Return Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 8.7%
Adagio IV CLO Ltd.
Series IV-A1R-A, 0.66%, (3M EURIBOR + 0.66%), 10/15/29, EUR (a) (b)	500	582
Atrium XII LLC
Series AR-12A, 3.19%, (3M US LIBOR + 0.83%), 04/22/27 (a) (b)	1,900	1,895
Babson Euro CLO BV
Series 2015-A1R-1A, 0.49%, (3M EURIBOR + 0.82%), 10/25/29, EUR (a) (b)	600	699
Banc of America Mortgage Securities Inc.
Series 2005-2A1-E, REMIC, 4.40%, 06/25/35 (a)	72	71
BCAP LLC Trust
Series 2011-5A1-RR5, REMIC, 5.25%, 05/26/22 (b)	883	903
	Shares/Par[1]	Value ($)
Series 2011-12A1-RR5, REMIC, 4.95%, 03/26/37 (a) (b)	771	738
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-3A2-3, REMIC, 4.05%, 05/25/33 (a)	18	19
Series 2003-2A1-9, REMIC, 3.83%, 02/25/34 (a)	135	139
Series 2004-22A1-9, REMIC, 3.98%, 11/25/34 (a)	102	103
Series 2004-22A1-10, REMIC, 3.85%, 01/25/35 (a)	99	99
Series 2005-2A1-1, REMIC, 3.62%, 03/25/35 (a)	175	173
Bear Stearns Alt-A Trust
Series 2005-24A1-10, REMIC, 3.77%, 01/25/36 (a)	342	334
Series 2006-21A1-4, REMIC, 3.77%, 08/25/36 (a)	167	150
Bear Stearns Asset Backed Securities I Trust
Series 2007-1A1-HE7, REMIC, 3.09%, (1M US LIBOR + 1.00%), 08/25/37 (a)	418	420
Series 2005-M2-HE12, REMIC, 2.59%, (1M US LIBOR + 0.50%), 12/25/35 (a)	394	396
Bear Stearns Structured Products Inc. Trust
Series 2007-2A1-R6, REMIC, 3.10%, 12/26/46 (a)	452	412
Benefit Street Partners CLO VII Ltd.
Series 2015-A1AR-VIIA, 3.14%, (3M US LIBOR + 0.78%), 07/18/27 (a) (b)	1,100	1,098
Black Diamond CLO DAC
Series 2015-A1R-1A, 0.65%, (3M EURIBOR + 0.65%), 10/03/29, EUR (a) (b)	1,630	1,897
Series 2015-A2R-1A, 3.36%, (3M US LIBOR + 1.05%), 10/03/29 (a) (b)	1,060	1,055
Carlyle Global Market Strategies Euro CLO Ltd.
Series 2015-AA1R-2A, 0.73%, (3M EURIBOR + 0.73%), 09/21/29, EUR (a) (b)	250	291
Catamaran CLO Ltd.
Series 2013-AR-1A, 3.22%, (3M US LIBOR + 0.85%), 01/27/28 (a) (b)	4,270	4,257
Cavalry CLO Ltd.
Series 2014-AR-4R, 3.20%, (3M US LIBOR + 0.85%), 10/15/26 (a) (b)	1,000	999
Chase Mortgage Finance Trust
Series 2007-5A1-A1, REMIC, 3.96%, 02/25/37 (a)	29	29
CIFC Funding Ltd.
Series 2015-AR-2A, 3.13%, (3M US LIBOR + 0.78%), 04/15/27 (a) (b)	4,550	4,534
CIT Mortgage Loan Trust
Series 2007-1A-1, REMIC, 3.44%, (1M US LIBOR + 1.35%), 08/25/24 (a) (b)	3,841	3,878
Series 2007-2A3-1, REMIC, 3.54%, (1M US LIBOR + 1.45%), 09/25/24 (a) (b)	177	178
Citigroup Mortgage Loan Trust Inc.
Series 2005-A1-6, REMIC, 3.41%, (12M US Federal Reserve Cumulative Average CMT + 2.10%), 08/25/35 (a)	23	24
Series 2005-2A2B-3, REMIC, 3.84%, 08/25/35 (a)	155	118
Series 2005-A2-6, REMIC, 4.24%, (12M US Federal Reserve Cumulative Average CMT + 2.15%), 08/25/35 (a)	30	31
Series 2007-A3A-AMC2, REMIC, 2.17%, (1M US LIBOR + 0.08%), 01/25/37 (a)	73	53
Series 2007-A3A-AHL3, REMIC, 2.15%, (1M US LIBOR + 0.06%), 05/25/37 (a)	154	116
Series 2007-22AA-10, REMIC, 3.71%, 09/25/37 (a)	789	736
Series 2005-M3-HE4, REMIC, 2.55%, (1M US LIBOR + 0.46%), 10/25/35 (a)	3,422	3,113
Series 2006-A1-AMC1, REMIC, 2.24%, (1M US LIBOR + 0.15%), 09/25/36 (a) (b)	1,977	1,912
Series 2015-1A1-2, REMIC, 2.16%, (1M US LIBOR + 0.20%), 06/25/47 (a) (b)	3,612	3,573
College Loan Corp. Trust
Series 2007-A1-2, 2.61%, (3M US LIBOR + 0.25%), 01/25/24 (a)	800	790
CoreVest American Finance Trust
Series 2017-A-1, 2.97%, 07/15/22 (b)	788	773

See accompanying Notes to Financial Statements.

203

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2004-11A1-12, REMIC, 3.68%, 08/25/34 (a)	116	108
Series 2004-5A-HYB7, REMIC, 3.64%, 11/20/34 (a)	80	82
Series 2004-2A1-HYB5, REMIC, 3.48%, 04/20/35 (a)	76	75
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-2A1-AR3, REMIC, 3.68%, 04/25/34 (a)	74	75
Credit Suisse Mortgage Capital Certificates
Series 2007-1A6A-1, REMIC, 5.86%, 02/25/37 (a)	767	349
Credit Suisse Mortgage Trust
Series 2015-2A2-12R, REMIC, 2.46%, (1M US LIBOR + 0.50%), 11/30/37 (a) (b)	2,300	2,025
Credit-Based Asset Servicing and Securitization LLC
Series 2007-A1-CB6, REMIC, 2.21%, (1M US LIBOR + 0.12%), 07/25/37 (a) (b)	126	84
CSMC Series
Series 2015-5A2-3R, REMIC, 2.24%, 09/29/36 (a) (b)	2,730	2,554
CVP Cascade CLO Ltd.
Series 2013-A1R-CLO1, 3.50%, (3M US LIBOR + 1.15%), 01/16/26 (a) (b)	852	852
CWABS Asset-Backed Certificates Trust
Series 2005-MV3-11, REMIC, 2.62%, (1M US LIBOR + 0.53%), 02/25/36 (a)	4,100	4,084
CWALT Inc. Alternative Loan Trust
Series 2006-A1-HY11, REMIC, 2.21%, (1M US LIBOR + 0.12%), 06/25/36 (a)	698	646
Eurosail-UK 2007-3bl Plc
Series 2007-A3A-3X, 1.58%, (3M GB LIBOR + 0.95%), 06/13/45, GBP (a)	1,490	1,957
Series 2007-A3C-3A, 1.58%, (3M GB LIBOR + 0.95%), 06/13/45, GBP (a) (b)	513	673
First Franklin Mortgage Loan Trust
Series 2006-A5-FF10, REMIC, 2.40%, (1M US LIBOR + 0.31%), 07/25/36 (a)	2,930	2,825
First NLC Trust
Series 2007-A1-1, REMIC, 2.16%, (1M US LIBOR + 0.07%), 08/25/37 (a) (b)	284	182
Flagship VII Ltd.
Series 2013-A1R-7A, 3.48%, (3M US LIBOR + 1.12%), 01/20/26 (a) (b)	3,771	3,771
Grifonas Finance Plc
Series 1-A, 0.01%, (6M EURIBOR + 0.28%), 08/28/39, EUR (a)	872	928
GS Mortgage Securities Trust
Series 2010-A2-C1, REMIC, 4.59%, 07/10/20 (b)	4,300	4,398
GSR Mortgage Loan Trust
Series 2005-1A1-AR1, REMIC, 3.78%, 01/25/35 (a)	96	97
Halcyon Loan Advisors Funding Ltd.
Series 2015-AR-1A, 3.28%, (3M US LIBOR + 0.92%), 04/20/27 (a) (b)	1,800	1,800
Harborview Mortgage Loan Trust
Series 2004-2A-1, REMIC, 3.63%, 04/19/34 (a)	162	163
HomeBanc Mortgage Trust
Series 2005-A2-4, REMIC, 2.75%, (1M US LIBOR + 0.33%), 10/25/35 (a)	300	296
IndyMac INDA Mortgage Loan Trust
Series 2005-2A1-AR1, REMIC, 3.97%, 11/25/35 (a)	169	163
IndyMac INDX Mortgage Loan Trust
Series 2005-4A1-AR1, REMIC, 3.65%, 03/25/35 (a)	237	237
Series 2005-A1-16IP, REMIC, 2.73%, (1M US LIBOR + 0.64%), 07/25/45 (a)	155	150
Jamestown CLO IV Ltd.
Series 2014-A1AR-4A, 3.04%, (3M US LIBOR + 0.69%), 07/15/26 (a) (b)	3,194	3,184
Jamestown CLO V Ltd.
Series 2014-AR-5A, 3.57%, (3M US LIBOR + 1.22%), 01/17/27 (a) (b)	5,285	5,286
	Shares/Par[1]	Value ($)
JPMorgan Mortgage Trust
Series 2007-1A1-A1, REMIC, 3.94%, 07/25/35 (a)	99	102
Series 2005-7A1-A6, REMIC, 3.66%, 08/25/35 (a)	200	204
Series 2005-2A1-A6, REMIC, 3.79%, 08/25/35 (a)	149	151
Series 2005-4A1-A6, REMIC, 3.80%, 09/25/35 (a)	33	33
Series 2008-1A1-R2, REMIC, 3.37%, 07/27/37 (a) (b)	467	451
Jubilee CLO BV
Series 2015-AR-15A, 0.51%, (3M EURIBOR + 0.84%), 07/12/28, EUR (a) (b)	1,000	1,168
Jubilee CLO XVI BV
Series 2015-A1R-16A, 0.48%, (3M EURIBOR + 0.80%), 12/15/29, EUR (a) (b)	1,840	2,142
KVK CLO Ltd.
Series 2013-AR-1A, 3.25%, (3M US LIBOR + 0.90%), 01/15/28 (a) (b)	560	559
Lehman XS Trust
Series 2007-2A1-15N, REMIC, 2.34%, (1M US LIBOR + 0.25%), 08/25/37 (a)	1,486	1,437
Long Beach Mortgage Loan Trust
Series 2006-1A1-WL1, REMIC, 2.55%, (1M US LIBOR + 0.46%), 01/25/36 (a)	173	172
Marathon CLO I Ltd.
Series 2013-A1R-5A, 3.20%, 11/21/27 (b)	1,450	1,445
MASTR Adjustable Rate Mortgages Trust
Series 2003-2A1-6, REMIC, 3.60%, 12/25/33 (a)	231	229
MASTR Asset Backed Securities Trust
Series 2005-M1-FRE1, REMIC, 2.84%, (1M US LIBOR + 0.75%), 10/25/35 (a)	81	77
Merrill Lynch Mortgage Investors Trust
Series 2003-1A1-A2, REMIC, 3.91%, 02/25/33 (a)	115	114
Series 2004-2A2-A1, REMIC, 3.68%, 02/25/34 (a)	176	176
Series 2005-2A-2, REMIC, 3.48%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.25%), 10/25/35 (a)	176	181
Morgan Stanley ABS Capital I Inc. Trust
Series 2007-A1-HE6, REMIC, 2.15%, (1M US LIBOR + 0.06%), 05/25/37 (a)	68	63
Series 2004-M3-NC7, REMIC, 3.07%, (1M US LIBOR + 0.98%), 07/25/34 (a)	529	515
Series 2005-M2-HE2, REMIC, 2.75%, (1M US LIBOR + 0.66%), 01/25/35 (a)	1,338	1,354
MortgageIT Trust
Series 2004-M2-2, REMIC, 3.10%, (1M US LIBOR + 1.01%), 12/25/34 (a)	533	545
MP CLO VII Ltd.
Series 2015-A1R-1A, 3.20%, (3M US LIBOR + 0.84%), 04/18/27 (a) (b)	660	659
Navient Student Loan Trust
Series 2016-A-7A, 3.24%, (1M US LIBOR + 1.15%), 12/25/28 (a) (b)	2,263	2,306
NCUA Guaranteed Notes Trust
Series 2010-1A-R1, REMIC, 2.47%, (1M US LIBOR + 0.45%), 10/07/20 (a)	888	890
Series 2010-2A-R3, REMIC, 2.58%, (1M US LIBOR + 0.56%), 12/08/20 (a)	2,066	2,075
Nomura Home Equity Loan Inc.
Series 2005-M3-FM1, REMIC, 2.86%, (1M US LIBOR + 0.77%), 05/25/35 (a)	2,735	2,561
OAKC Mortgage Trust
Series 2013-A1R-9A, 3.37%, (3M US LIBOR + 1.01%), 10/20/25 (a) (b)	4,363	4,363
OCP CLO Ltd.
Series 2015-A1R-8A, 3.20%, (3M US LIBOR + 0.85%), 04/17/27 (a) (b)	1,300	1,295
Series 2015-A1R-9A, 3.15%, (3M US LIBOR + 0.80%), 07/15/27 (a) (b)	2,600	2,596
Series 2015-A1R-10A, 3.18%, (3M US LIBOR + 0.82%), 10/26/27 (a) (b)	2,050	2,044
Palmer Square CLO Ltd.
Series 2013-A1AR-2A, 3.57%, (3M US LIBOR + 1.22%), 10/17/27 (a) (b)	3,800	3,804

See accompanying Notes to Financial Statements.

204

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Penta CLO II BV
Series 2015-AR-2A, 0.79%, (3M EURIBOR + 0.79%), 08/04/28, EUR (a) (b)	1,000	1,168
Provident Funding Mortgage Loan Trust
Series 2003-A-1, REMIC, 4.03%, 08/25/33 (a)	95	98
RASC Trust
Series 2005-M2-KS11, REMIC, 2.51%, (1M US LIBOR + 0.42%), 12/25/35 (a)	500	498
Series 2006-M1-KS3, REMIC, 2.42%, (1M US LIBOR + 0.33%), 04/25/36 (a)	1,000	975
Residential Asset Mortgage Products Inc.
Series 2004-MII1-RS2, REMIC, 2.96%, (1M US LIBOR + 0.87%), 02/25/34 (a)	771	774
Residential Asset Securitization Trust
Series 2003-A2-A5, REMIC, 5.50%, 06/25/33	23	24
SLM Private Education Loan Trust
Series 2013-A2A-B, 1.85%, 03/15/19 (b)	1,372	1,362
Series 2011-A3-B, 4.32%, (1M US LIBOR + 2.25%), 05/15/19 (a) (b)	1,150	1,183
SLM Student Loan Trust
Series 2008-A-9, 3.86%, (3M US LIBOR + 1.50%), 04/25/23 (a)	2,667	2,717
Series 2003-A5-2, 0.00%, (3M EURIBOR + 0.26%), 12/15/23, EUR (a)	150	175
Series 2004-A5-2, 0.00%, (3M EURIBOR + 0.18%), 01/25/24, EUR (a)	1,183	1,377
Series 2003-A5-5, 0.00%, (3M EURIBOR + 0.27%), 06/17/24, EUR (a)	572	665
Series 2004-A6B-3A, 2.91%, (3M US LIBOR + 0.55%), 10/25/64 (a) (b)	2,800	2,784
Series 2007-A3-3, REMIC, 2.40%, (3M US LIBOR + 0.04%), 04/25/19 (a)	1,565	1,558
Sofi Professional Loan Program LLC
Series 2017-A1FX-F, 2.05%, 10/25/26 (b)	3,404	3,374
Sound Point CLO IX Ltd.
Series 2015-AR-2A, 3.24%, (3M US LIBOR + 0.88%), 07/20/27 (a) (b)	900	898
Sound Point CLO V Ltd.
Series 2015-AR-8R, 3.21%, (3M US LIBOR + 0.86%), 04/15/27 (a) (b)	3,300	3,295
South Carolina Student Loan Corp.
Series A3-2005, 2.44%, (3M US LIBOR + 0.14%), 12/01/23 (a)	420	419
Stanwich Mortgage Loan Co.
Series 2016-NOTE-NPA1, REMIC, 3.84%, 11/16/19 (b) (c)	1,472	1,473
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-4A1-1, REMIC, 3.76%, 02/25/34 (a)	273	279
Series 2004-5A-18, REMIC, 4.18%, 12/25/34 (a)	51	50
Structured Asset Mortgage Investments II Trust
Series 2004-1A1-AR5, REMIC, 2.74%, (1M US LIBOR + 0.66%), 10/19/34 (a)	18	18
SWAN Trust
Series 10-A-1, 3.31%, (ASX Australian Bank Bill Short Term Rates 1M Mid + 1.30%), 04/25/41, AUD (a)	116	86
Symphony CLO VIII LP
Series 2012-AR-8A, 3.43%, (3M US LIBOR + 1.10%), 01/09/23 (a) (b)	614	614
TBW Mortgage-Backed Trust
Series 2006-A6-4, REMIC, 5.97%, 09/25/36 (c)	473	39
THL Credit Wind River CLO Ltd.
Series 2015-A1R-2A, 3.22%, 10/15/27 (b)	250	249
Thornburg Mortgage Securities Trust
Series 2005-A3-1, REMIC, 3.38%, 04/25/45 (a)	229	233
Series 2006-A2B-4, REMIC, 3.69%, 07/25/36 (a)	202	202
Tralee CLO III Ltd.
Series 2014-AR-3A, 3.39%, (3M US LIBOR + 1.03%), 10/20/27 (a) (b)	2,600	2,601
US Residential Opportunity Fund IV Trust
Series 2017-A-1III, REMIC, 3.35%, 11/27/37 (b) (c)	103	102
Venture XX CLO Ltd.
Series 2015-AR-20A, 3.17%, (3M US LIBOR + 0.82%), 04/15/27 (a) (b)	5,620	5,610
	Shares/Par[1]	Value ($)
Venture XXI CLO Ltd.
Series 2015-AR-21A, 3.23%, (3M US LIBOR + 0.88%), 07/15/27 (a) (b)	2,200	2,193
Vibrant CLO Ltd.
Series 2013-A1BR-2A, 3.26%, (3M US LIBOR + 0.90%), 07/24/24 (a) (b)	3,776	3,776
VOLT LV LLC
Series 2017-A1-NPL2, 3.50%, 03/25/47 (b) (c)	399	400
VOLT LVII LLC
Series 2017-A1-NPL4, 3.38%, 04/25/47 (b) (c)	876	876
VOLT LXII LLC
Series 2017-A1-NPL9, 3.13%, 09/25/47 (b) (c)	2,620	2,620
Vornado DP LLC Trust
Series 2010-A2FX-VNO, 4.00%, 09/13/20 (b)	4,600	4,684
Voya CLO Ltd.
Series 2014-A1R-3A, 3.08%, 07/25/26 (b)	4,400	4,395
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2003-A5-AR1, REMIC, 3.45%, 03/25/33 (a)	55	56
Series 2003-A7-AR5, REMIC, 4.10%, 06/25/33 (a)	133	141
Series 2003-2A-AR9, REMIC, 3.36%, 09/25/33 (a)	163	164
Series 2005-3A1-AR10, REMIC, 3.85%, 08/25/35 (a)	46	43
Series 2005-2A1-AR14, REMIC, 3.48%, 12/25/35 (a)	116	113
Series 2006-1A-AR9, REMIC, 2.56%, (12M US Federal Reserve Cumulative Average CMT + 1.00%), 08/25/46 (a)	2,579	2,458
Series 2007-1A-OA4, REMIC, 2.33%, (12M US Federal Reserve Cumulative Average CMT + 0.77%), 05/25/47 (a)	358	345
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-A1-AA, REMIC, 3.74%, 12/25/34 (a)	127	128
Series 2006-3A1-AR8, REMIC, 3.77%, 04/25/36 (a)	464	474
Z Capital Credit Partners CLO Ltd.
Series 2015-A1R-1A, 3.30%, (3M US LIBOR + 0.95%), 07/16/27 (a) (b)	3,570	3,565
Total Non-U.S. Government Agency Asset-Backed Securities (cost $166,530)		168,674
CORPORATE BONDS AND NOTES 7.1%
Consumer Discretionary 0.3%
General Motors Co.
3.16%, (3M US LIBOR + 0.80%), 08/07/20 (a) (d)	30	30
McDonald's Corp.
2.76%, (3M US LIBOR + 0.43%), 10/28/21 (a)	5,500	5,524
Time Warner Cable Inc.
8.25%, 04/01/19	100	104
5.00%, 02/01/20	200	204
		5,862
Consumer Staples 0.2%
BAT Capital Corp.
2.95%, (3M US LIBOR + 0.59%), 08/14/20 (a) (b)	3,100	3,108
Energy 0.6%
Enbridge Inc.
2.74%, (3M US LIBOR + 0.40%), 01/10/20 (a)	3,700	3,698
3.04%, (3M US LIBOR + 0.70%), 06/15/20 (a)	5,100	5,118
Gazprom OAO Via Gaz Capital SA
4.63%, 10/15/18, EUR	760	895
3.38%, 11/30/18, CHF	120	122
Petrobras International Finance Co.
8.38%, 12/10/18	700	713
Regency Energy Partners LP
5.75%, 09/01/20	100	104
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (c)	100	105
Spectra Energy Partners LP
3.02%, (3M US LIBOR + 0.70%), 06/05/20 (a)	300	301
		11,056
Financials 3.9%
AerCap Ireland Capital Ltd.
3.75%, 05/15/19	500	503

See accompanying Notes to Financial Statements.

205

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
4.63%, 10/30/20	400	408
Ally Financial Inc.
3.75%, 11/18/19	200	200
American Honda Finance Corp.
2.71%, (3M US LIBOR + 0.35%), 11/05/21 (a)	30	30
Banco Bilbao Vizcaya Argentaria SA
6.75%, (callable at 100 beginning 02/18/20), EUR (e)	400	485
7.00%, (callable at 100 beginning 02/19/19), EUR (e)	400	477
Bank of America Corp.
5.88%, (callable at 100 beginning 03/15/28) (e)	1,160	1,137
Barclays Plc
8.00%, (callable at 100 beginning 12/15/20), EUR (e) (f)	214	277
Cooperatieve Rabobank U.A.
5.50%, (callable at 100 beginning 06/29/20), EUR (e) (f)	2,200	2,741
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 09/15/22	3,900	3,877
Deutsche Bank AG
4.25%, 10/14/21	7,000	6,894
Diamond 1 Finance Corp.
3.48%, 06/01/19 (b)	200	201
General Motors Financial Co. Inc.
2.35%, 10/04/19	100	99
3.58%, (3M US LIBOR + 1.27%), 10/04/19 (a)	100	101
Goldman Sachs Group Inc.
3.54%, (3M US LIBOR + 1.20%), 09/15/20 (a)	5,800	5,890
2.88%, 10/31/22	3,200	3,123
ING Bank NV
2.63%, 12/05/22 (b)	2,000	1,951
John Deere Capital Corp.
2.62%, (3M US LIBOR + 0.29%), 06/22/20 (a)	7,000	7,024
Lloyds Banking Group Plc
6.38%, (callable at 100 beginning 06/27/20), EUR (e)	600	745
7.00%, (callable at 100 beginning 06/27/19), GBP (e) (f)	300	403
3.13%, (3M US LIBOR + 0.80%), 06/21/21 (a)	2,600	2,598
Macquarie Bank Ltd.
2.66%, (3M US LIBOR + 0.35%), 04/04/19 (a) (b)	2,900	2,901
Mitsubishi UFJ Financial Group Inc.
4.18%, (3M US LIBOR + 1.88%), 03/01/21 (a)	1,111	1,149
Nationwide Building Society
6.88%, (callable at 100 beginning 06/20/19), GBP (e)	400	538
Navient Corp.
5.88%, 03/25/21	100	102
Petrobras Global Finance BV
6.13%, 01/17/22 (d)	1,561	1,586
4.38%, 05/20/23	100	94
5.30%, 01/27/25 (b)	106	98
8.75%, 05/23/26	300	325
6.00%, 01/27/28	300	273
6.00%, 01/27/28 (b)	4,639	4,204
6.63%, 01/16/34, GBP	200	256
Royal Bank of Scotland Group Plc
7.50%, (callable at 100 beginning 08/10/20) (e) (f)	200	204
4.70%, 07/03/18	100	100
3.89%, (3M US LIBOR + 1.55%), 06/25/24 (a)	2,000	1,995
4.52%, 06/25/24 (a) (f)	1,300	1,299
SLM Corp.
5.50%, 01/15/19	1,600	1,614
State Bank of India
3.27%, (3M US LIBOR + 0.95%), 04/06/20 (a)	4,300	4,300
Toronto-Dominion Bank
2.25%, 03/15/21 (b)	3,000	2,934
UBS AG
2.64%, (3M US LIBOR + 0.32%), 12/07/18 (a) (b)	5,400	5,405
2.90%, (3M US LIBOR + 0.58%), 06/08/20 (a) (b)	5,400	5,416
Volkswagen Group of America Finance LLC
2.13%, 05/23/19 (b)	1,000	992
2.45%, 11/20/19 (b)	200	198
		75,147
	Shares/Par[1]	Value ($)
Industrials 0.3%
International Lease Finance Corp.
5.88%, 04/01/19	1,400	1,429
6.25%, 05/15/19	400	412
8.25%, 12/15/20	500	551
Ryder System Inc.
2.45%, 09/03/19	100	99
Textron Inc.
2.90%, (3M US LIBOR + 0.55%), 11/10/20 (a)	3,610	3,610
		6,101
Information Technology 0.1%
Broadcom Corp.
2.38%, 01/15/20	2,000	1,973
VMware Inc.
2.95%, 08/21/22	410	393
3.90%, 08/21/27	200	185
		2,551
Real Estate 0.2%
Akelius Residential Property AB
3.38%, 09/23/20, EUR	100	125
American Tower Corp.
2.80%, 06/01/20	200	198
Unibail-Rodamco SE
3.12%, (3M US LIBOR + 0.77%), 04/16/19 (a)	3,500	3,515
		3,838
Telecommunication Services 0.5%
AT&T Inc.
5.00%, 03/01/21	100	104
2.97%, (3M US LIBOR + 0.75%), 06/01/21 (a)	2,900	2,910
3.30%, (3M US LIBOR + 0.95%), 07/15/21 (a) (d)	4,700	4,742
5.15%, 02/15/50 (b)	1,700	1,586
5.30%, 08/15/58 (b)	500	465
Sprint Spectrum Co. LLC
3.36%, 09/20/21 (b)	81	80
Telefonica Emisiones SAU
5.88%, 07/15/19	400	411
		10,298
Utilities 1.0%
Consolidated Edison Co. of New York Inc.
2.74%, (3M US LIBOR + 0.40%), 06/25/21 (a)	800	802
Dominion Energy Gas Holdings LLC
2.93%, (3M US LIBOR + 0.60%), 06/15/21 (a)	2,700	2,700
Dominion Energy Inc.
2.93%, (3M US LIBOR + 0.60%), 05/15/20 (a) (g) (h)	4,500	4,505
Duke Energy Corp.
2.83%, (3M US LIBOR + 0.50%), 05/14/21 (a) (g) (h)	5,600	5,592
NextEra Energy Capital Holdings Inc.
2.64%, (3M US LIBOR + 0.32%), 09/03/19 (a)	3,340	3,346
Sempra Energy
2.79%, (3M US LIBOR + 0.45%), 03/15/21 (a)	900	900
Southern Power Co.
2.87%, (3M US LIBOR + 0.55%), 12/20/20 (a) (b)	1,600	1,604
		19,449
Total Corporate Bonds And Notes (cost $138,625)		137,410
SENIOR LOAN INTERESTS 0.0%
Energy 0.0%
Cheniere Energy Partners LP
Term Loan, 4.23%, (3M LIBOR + 2.25%), 02/25/20 (a)	200	199
Total Senior Loan Interests (cost $200)		199
GOVERNMENT AND AGENCY OBLIGATIONS 127.6%
Collateralized Mortgage Obligations 0.4%
Federal Home Loan Mortgage Corp.
Series FK-3172, REMIC, 2.52%, (1M US LIBOR + 0.45%), 08/15/33 (a)	227	227
Series T-1A1-62, REMIC, 2.66%, (12M US Federal Reserve Cumulative Average CMT + 1.20%), 10/25/44 (a)	273	272

See accompanying Notes to Financial Statements.

206

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Series T-1A1-63, REMIC, 2.58%, (12M US Federal Reserve Cumulative Average CMT + 1.20%), 02/25/45 (a)	206	204
Series WF-4779, REMIC, 2.26%, (1M US LIBOR + 0.35%), 07/15/44 (a)	3,765	3,763
Federal National Mortgage Association
Series 2007-A1-73, REMIC, 2.09%, (1M US LIBOR + 0.06%), 07/25/37 (a)	97	94
Government National Mortgage Association
Series 2017-FB-H10, 3.25%, (1M US LIBOR + 0.75%), 04/20/67 (a)	2,610	2,691
		7,251
Mortgage-Backed Securities 17.1%
Federal Home Loan Mortgage Corp.
3.52%, (6M US LIBOR +/- MBS Spread), 07/01/36 (a)	152	158
3.25%, (12M US LIBOR +/- MBS Spread), 09/01/36 (a)	124	126
3.43%, (12M US LIBOR +/- MBS Spread), 10/01/36 (a)	85	89
2.52%, (1M US LIBOR +/- MBS Spread), 09/15/42 (a)	5,329	5,369
Federal National Mortgage Association
3.06%, (12M US LIBOR +/- MBS Spread), 11/01/35 (a)	18	18
3.91%, (12M US LIBOR +/- MBS Spread), 03/01/36 (a)	40	41
4.64%, (12M US LIBOR +/- MBS Spread), 06/01/36 (a)	15	16
TBA, 4.00%, 09/15/47 - 08/15/48 (i)	148,000	150,586
TBA, 3.50%, 07/15/48 - 08/15/48 (i)	176,790	175,752
		332,155
Municipal 0.0%
Tobacco Settlement Finance Authority
7.47%, 06/01/47	285	284
Sovereign 1.3%
Argentina Bonar Bond
37.05%, (Argentina Deposit Rates Badlar + 3.25%), 03/01/20, ARS (a)	200	7
33.81%, (Argentina Deposit Rates Badlar + 2.00%), 04/03/22, ARS (a)	14,200	447
Argentina POM Politica Monetaria
40.00%, (Argentina Central Bank 7 Day Repurchase Rate), 06/21/20, ARS (a)	79,600	2,855
Argentina Republic Government International Bond
33.80%, (Argentina Deposit Rates Badlar), 10/04/22, ARS (a)	500	27
6.88%, 01/26/27	5,000	4,487
5.88%, 01/11/28	2,300	1,874
Autonomous Community of Catalonia, Spain
4.95%, 02/11/20, EUR	1,800	2,219
Cyprus Government International Bond
3.88%, 05/06/22, EUR	730	934
3.75%, 07/26/23, EUR	740	948
2.75%, 06/27/24, EUR	300	366
4.25%, 11/04/25, EUR	710	943
Mexico Bonos
7.75%, 05/29/31, MXN	3,891	198
Peru Government International Bond
6.15%, 08/12/32, PEN (b)	16,600	5,185
Qatar Government International Bond
3.88%, 04/23/23 (b)	1,900	1,899
5.10%, 04/23/48 (b)	1,400	1,392
United Kingdom Gilt Treasury Note
4.25%, 12/07/27, GBP	1,500	2,499
		26,280
Treasury Inflation Indexed Securities 106.1%
Australia Government Inflation Indexed Bond
1.25%, 02/21/22, AUD (j)	5,290	4,553
3.00%, 09/20/25, AUD (j)	8,920	9,356
Canada Government Real Return Inflation Indexed Bond
4.25%, 12/01/26, CAD (k)	5,771	5,787
Corp. Andina de Fomento Inflation Indexed Note
3.95%, 10/15/21, MXN (k)	12,026	600
	Shares/Par[1]	Value ($)
France Government Inflation Indexed Bond
0.25%, 07/25/24, EUR (k)	3,126	4,033
0.10%, 03/01/25, EUR (k)	6,626	8,428
1.85%, 07/25/27, EUR (k)	5,732	8,528
Italy Buoni Poliennali Del Tesoro Inflation Indexed Note
1.65%, 04/23/20, EUR (k)	1,008	1,210
2.35%, 09/15/24, EUR (b) (k)	4,788	6,048
New Zealand Government Inflation Indexed Bond
2.00%, 09/20/25, NZD (j)	14,100	10,662
3.00%, 09/20/30, NZD (j)	2,500	2,062
U.S. Treasury Inflation Indexed Bond
3.38%, 04/15/32 (k)	11,212	14,964
1.00%, 02/15/48 (k)	19,554	20,202
U.S. Treasury Inflation Indexed Note
1.88%, 07/15/19 (k) (l)	22,764	23,131
1.38%, 01/15/20 (k) (l)	89,338	90,343
1.25%, 07/15/20 (i) (k)	39,246	39,877
0.13%, 04/15/21 (i) (k)	246,609	242,794
0.13%, 04/15/20 - 07/15/26 (k)	125,801	122,481
0.13%, 04/15/19 - 04/15/22 (k) (l)	32,450	32,086
0.63%, 04/15/23 - 01/15/24 (k)	51,068	50,995
0.38%, 07/15/23 (i) (k)	109,029	108,041
0.25%, 01/15/25 (k)	42,749	41,574
2.38%, 01/15/25 (i) (k)	253,435	280,996
0.38%, 07/15/25 - 01/15/27 (k)	22,380	21,954
0.63%, 01/15/26 (i) (k)	170,756	169,795
2.00%, 01/15/26 (k)	114,504	125,454
2.38%, 01/15/27 (k)	3,106	3,533
0.50%, 01/15/28 (k)	47,827	46,788
1.75%, 01/15/28 (k)	18,400	20,104
3.63%, 04/15/28 (i) (k)	81,449	103,440
2.50%, 01/15/29 (i) (k)	54,342	63,852
3.88%, 04/15/29 (k)	17,800	23,467
2.13%, 02/15/40 - 02/15/41 (k)	50,338	63,302
0.75%, 02/15/42 - 02/15/45 (k)	38,601	37,524
0.63%, 07/15/21 - 02/15/43 (k) (l)	7,077	6,933
1.38%, 02/15/44 (k)	72,296	80,700
1.00%, 02/15/46 (k)	45,955	47,326
0.88%, 02/15/47 (k)	47,207	47,207
United Kingdom Inflation Indexed Bond
1.88%, 11/22/22, GBP (k)	1,836	2,863
0.13%, 03/22/26 - 11/22/65, GBP (k)	39,953	63,718
0.38%, 03/22/62, GBP (k)	557	1,622
		2,058,333
U.S. Government Agency Obligations 0.0%
Small Business Administration Participation Certificates
5.29%, 12/01/27	291	299
U.S. Treasury Securities 2.7%
U.S. Treasury Note
1.88%, 04/30/22 (l)	300	291
1.88%, 07/31/22 (i) (l)	41,200	39,880
2.13%, 12/31/22 (i)	12,340	12,028
		52,199
Total Government And Agency Obligations (cost $2,487,017)		2,476,801
PREFERRED STOCKS 0.0%
Financials 0.0%
Wells Fargo & Co. - Series L, 7.50% (e) (f)	1	630
Total Preferred Stocks (cost $500)		630
SHORT TERM INVESTMENTS 7.4%
Certificates of Deposit 1.0%
Bank of Montreal
1.52%, 07/03/18, CAD	1,400	1,065
Bank of Nova Scotia
1.52%, 07/03/18, CAD	10,700	8,137
Barclays Bank Plc
1.94%, 09/04/18	6,000	5,996
Royal Bank of Canada
1.52%, 07/03/18, CAD	4,600	3,498
Toronto-Dominion Bank
1.51%, 07/04/18, CAD	1,100	836
		19,532

See accompanying Notes to Financial Statements.

207

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Securities Lending Collateral 0.2%
Securities Lending Cash Collateral Fund LLC, 1.99% (m) (n)	2,829	2,829
Treasury Securities 6.0%
Argentina Treasury Bill
2.78%, 07/13/18 (o)	1,100	1,099
21.55%, 09/14/18, ARS (o)	13,400	430
3.01%, 09/28/18 - 10/26/18 (o)	2,500	2,467
3.00%, 11/16/18 (o)	1,755	1,720
Brazil Letras do Tesouro Nacional
5.90%, 10/01/18, BRL (o)	27,900	7,089
6.02%, 01/01/19, BRL (o)	235,572	58,860
Hellenic Republic Treasury Bill
0.80%, 07/13/18, EUR (o)	1,640	1,913
1.20%, 08/31/18, EUR (o)	7,360	8,574
1.08%, 10/05/18, EUR (o)	1,670	1,944
Japan Treasury Bill
-0.16%, 07/30/18, JPY (o)	3,680,000	33,186
		117,282
U.S. Government Agency Obligations 0.2%
Federal Home Loan Bank
1.55%, 07/02/18 (o) (p)	3,200	3,200
Total Short Term Investments (cost $149,113)		142,843
Total Investments 150.8% (cost $2,941,985)		2,926,557
Total Forward Sales Commitments (2.2)% (proceeds $42,545)		(42,676)
Total Purchased Options 0.0% (cost $157)		189
Other Derivative Instruments 0.5%		8,905
Other Assets and Liabilities, Net (49.1)%		(952,687)
Total Net Assets 100.0%		1,940,288

(a)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b)  The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2018, the value and the percentage of net assets of these liquid securities was $169,792 and 8.8%, respectively.

(c)  Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2018.

(d)   All or portion of the security was on loan.

(e)   Perpetual security. Next contractual call date presented, if applicable.

(f)  Convertible security.

(g)  The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(h)   Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(i)  All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2018, the total payable for investments purchased on a delayed delivery basis was $1,320,067.

(j)   Treasury inflation indexed note, par amount is not adjusted for inflation.

(k)   Treasury inflation indexed note, par amount is adjusted for inflation.

(l)   All or a portion of the security is pledged or segregated as collateral.

(m)   Investment in affiliate.

(n)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

(o)   The coupon rate represents the yield to maturity.

(p)   The security is a direct debt of the agency and not collateralized by mortgages.

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (2.2%)
GOVERNMENT AND AGENCY OBLIGATIONS (2.2%)
Mortgage-Backed Securities (2.2%)
Federal National Mortgage Association
TBA, 3.00%, 08/15/46 (a)	(44,100)	(42,676)
Total Government And Agency Obligations (proceeds $42,545)		(42,676)
Total Forward Sales Commitments (2.2%) (proceeds $42,545)		(42,676)

(a)  All or a portion of the security was sold on a delayed delivery basis. As of June 30, 2018, the total proceeds for investments sold on a delayed delivery basis was $42,545.

JNL/PPM America Floating Rate Income Fund (a)
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.2%
American Express Credit Account Master Trust
Series 2014-B-1, 2.57%, (1M US LIBOR + 0.50%), 05/15/19 (b)	2,275	2,280
AmeriCredit Automobile Receivables Trust
Series 2017-A2B-1, 2.39%, (1M US LIBOR + 0.30%), 05/18/20 (b)	1,079	1,079
Ford Credit Auto Owner Trust
Series 2014-B-B, 1.72%, 09/15/19	486	486
Total Non-U.S. Government Agency Asset-Backed Securities (cost $3,844)		3,845
CORPORATE BONDS AND NOTES 2.6%
Consumer Discretionary 0.6%
1011778 B.C. Unlimited Liability Co.
5.00%, 10/15/25 (c)	575	545
AMC Entertainment Holdings Inc.
6.13%, 05/15/27	1,438	1,395
American Axle & Manufacturing Inc.
6.50%, 04/01/27	226	224
ARAMARK Services Inc.
5.13%, 01/15/24	204	204
Beazer Homes USA Inc.
5.75%, 06/15/19	281	286
GLP Capital LP
5.38%, 04/15/26	489	484
Live Nation Entertainment Inc.
5.38%, 06/15/22 (c)	646	659
Mohegan Tribal Gaming Authority
7.88%, 10/15/24 (c)	1,756	1,655
Numericable - SFR SA
7.38%, 05/01/26 (c)	1,490	1,456
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22	131	138
Sally Holdings LLC
5.63%, 12/01/25	494	456
Seminole Hard Rock Entertainment Inc.
5.88%, 05/15/21 (c)	427	430
Sirius XM Radio Inc.
5.38%, 07/15/26 (c)	1,000	963
		8,895
Consumer Staples 0.1%
JBS Investments GmbH
7.25%, 04/03/24 (c)	1,408	1,362
Spectrum Brands Inc.
5.75%, 07/15/25	952	938
		2,300
Energy 0.4%
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25	507	528
5.13%, 06/30/27	493	489
Parsley Energy LLC
5.25%, 08/15/25 (c)	250	246
Regency Energy Partners LP
5.88%, 03/01/22	876	925
5.00%, 10/01/22	81	83
Sabine Pass Liquefaction LLC
5.00%, 03/15/27	1,000	1,020
Summit Midstream Holdings LLC
5.75%, 04/15/25	500	475

See accompanying Notes to Financial Statements.

208

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Transocean Proteus Ltd.
6.25%, 12/01/24 (c)	1,275	1,294
Trinidad Drilling Ltd.
6.63%, 02/15/25 (c)	706	681
		5,741
Financials 0.3%
AerCap Ireland Capital Ltd.
4.63%, 10/30/20	201	205
Altice Financing SA
6.63%, 02/15/23 (c)	500	493
Ardagh Packaging Finance Plc
6.00%, 02/15/25 (c)	1,000	972
BlueLine Rental Finance Corp.
9.25%, 03/15/24 (c)	500	532
Diamond 1 Finance Corp.
5.88%, 06/15/21 (c)	1,000	1,015
SLM Corp.
5.50%, 01/25/23	1,263	1,240
Stena International SA
5.75%, 03/01/24 (c)	519	478
		4,935
Health Care 0.3%
Centene Corp.
6.13%, 02/15/24	460	484
Centene Escrow I Corp.
5.38%, 06/01/26 (d) (e)	624	632
Community Health Systems Inc.
8.63%, 01/15/24 (d) (e)	1,000	1,003
HCA Inc.
3.75%, 03/15/19	623	624
Hill-Rom Holdings Inc.
5.00%, 02/15/25 (c)	827	810
Tenet Healthcare Corp.
8.13%, 04/01/22	220	230
6.75%, 06/15/23	319	317
Valeant Pharmaceuticals International Inc.
5.50%, 03/01/23 (c)	167	156
5.88%, 05/15/23 (c)	128	120
6.13%, 04/15/25 (c)	705	649
		5,025
Industrials 0.4%
ACCO Brands Corp.
5.25%, 12/15/24 (c)	265	264
AECOM
5.13%, 03/15/27	2,000	1,879
Aircastle Ltd.
5.00%, 04/01/23	1,000	1,006
4.13%, 05/01/24	1,000	959
Bombardier Inc.
6.00%, 10/15/22 (c)	773	771
Builders FirstSource Inc.
5.63%, 09/01/24 (c)	148	144
Meritor Inc.
6.25%, 02/15/24	333	336
Terex Corp.
5.63%, 02/01/25 (c)	357	355
		5,714
Information Technology 0.1%
Sanmina Corp.
4.38%, 06/01/19 (c)	750	753
Materials 0.3%
Building Materials Corp. of America
6.00%, 10/15/25 (c)	136	136
FXI Holdings Inc.
7.88%, 11/01/24 (c)	1,875	1,834
Hexion Inc.
10.38%, 02/01/22 (c)	1,000	983
Koppers Inc.
6.00%, 02/15/25 (c)	645	646
Olin Corp.
5.13%, 09/15/27	1,000	972
	Shares/Par[1]	Value ($)
Silgan Holdings Inc.
4.75%, 03/15/25	1,000	953
		5,524
Real Estate 0.0%
MGM Growth Properties Operating Partnership LP
5.63%, 05/01/24	503	509
Telecommunication Services 0.1%
CenturyLink Inc.
7.50%, 04/01/24	594	610
Sprint Corp.
7.13%, 06/15/24	624	629
Sprint Spectrum Co. LLC
3.36%, 09/20/21 (c)	591	584
		1,823
Utilities 0.0%
AES Corp.
5.50%, 04/15/25	461	463
Total Corporate Bonds And Notes (cost $42,230)		41,682
SENIOR LOAN INTERESTS 96.7%
Consumer Discretionary 24.8%
1011778 B.C. Unlimited Liability Co.
Term Loan B-3, 4.23%, (3M LIBOR + 2.25%), 02/15/24 (b)	15,032	14,957
24 Hour Fitness Worldwide Inc.
Term Loan B, 5.48%, (3M LIBOR + 3.50%), 05/30/25 (b)	2,997	2,992
Allied Universal Holdco LLC
Term Loan, 5.84%, (3M LIBOR + 3.75%), 07/28/22 (b)	4,883	4,804
AMC Entertainment Holdings Inc.
Term Loan, 4.32%, (1M LIBOR + 2.25%), 04/30/20 (b)	3,502	3,487
Term Loan B, 4.32%, (3M LIBOR + 2.25%), 12/15/23 (b)	760	757
American Axle & Manufacturing Inc.
Term Loan B, 4.35%, (3M LIBOR + 2.25%), 03/10/24 (b)	3,349	3,330
Bass Pro Group LLC
Term Loan B, 7.09%, (3M LIBOR + 5.00%), 11/15/23 (b)	2,786	2,788
Boing US Holdco Inc.
1st Lien Term Loan, 5.61%, (3M LIBOR + 3.25%), 09/20/24 (b)	1,350	1,352
Bombardier Recreational Products Inc.
Term Loan B, 4.09%, (3M LIBOR + 2.00%), 06/30/23 (b)	2,961	2,934
Boyd Gaming Corp.
Term Loan B-3, 4.49%, (3M LIBOR + 2.50%), 09/15/23 (b)	5,400	5,407
Burlington Coat Factory Warehouse Corp.
Term Loan B-5, 4.48%, (3M LIBOR + 2.50%), 11/17/24 (b)	1,543	1,545
Caesars Entertainment Operating Co.
Term Loan, 3.98%, (3M LIBOR + 2.00%), 04/03/24 (b)	6,384	6,331
Caesars Resort Collection LLC
1st Lien Term Loan B, 4.84%, (3M LIBOR + 2.75%), 09/28/24 (b)	15,597	15,536
Camelot UK Holdco Ltd.
Term Loan, 5.34%, (1M LIBOR + 3.25%), 10/03/23 (b)	4,422	4,404
CBS Radio Inc.
Term Loan B, 4.84%, (3M LIBOR + 2.75%), 11/18/24 (b)	3,674	3,619
Charter Communications Operating LLC
Term Loan B, 4.10%, (3M LIBOR + 2.00%), 04/30/25 (b)	7,836	7,819
CityCenter Holdings LLC
Term Loan B, 4.23%, (1M LIBOR + 2.25%), 04/14/24 (b)	7,794	7,745
Coinamatic Canada Inc.
1st Lien Term Loan, 5.23%, (3M LIBOR + 3.25%), 05/13/22 (b)	325	325

See accompanying Notes to Financial Statements.

209

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Constellis Holdings LLC
1st Lien Term Loan, 7.30%, (1M LIBOR + 5.00%), 04/17/24 (b)	3,515	3,523
Core & Main LP
Term Loan B, 5.21%, (3M LIBOR + 3.00%), 07/19/24 (b)	1,659	1,656
Term Loan B, 5.30%, (3M LIBOR + 3.00%), 07/19/24 (b)	1,456	1,454
Creative Artists Agency LLC
Term Loan B, 5.07%, (1M LIBOR + 3.00%), 02/15/24 (b)	1,764	1,762
Term Loan B, 7.00%, (1M Prime Rate + 2.00%), 02/15/24 (b)	4	4
CS Intermediate Holdco 2 LLC
Term Loan B, 4.30%, (3M LIBOR + 2.00%), 11/02/23 (b)	1,566	1,564
CSC Holdings LLC
1st Lien Term Loan, 4.32%, (3M LIBOR + 2.25%), 07/15/25 (b)	7,835	7,776
CWGS Group LLC
Term Loan, 4.73%, (1M LIBOR + 2.75%), 11/02/23 (b)	2	2
Term Loan, 4.77%, (1M LIBOR + 2.75%), 11/02/23 (b)	3,048	3,010
Delta 2 (LUX) SARL
Term Loan, 4.48%, (3M LIBOR + 2.50%), 02/01/24 (b)	7,151	7,048
DexKo Global Inc.
Term Loan, 5.80%, (3M LIBOR + 3.50%), 07/24/24 (b)	1,493	1,493
Dynacast International LLC
Term Loan B-2, 5.58%, (3M LIBOR + 3.25%), 01/28/22 (b)	2,063	2,055
Eldorado Resorts LLC
Term Loan B, 4.38%, (1M LIBOR + 2.25%), 03/15/24 (b)	1,780	1,772
Equinox Holdings Inc.
1st Lien Term Loan, 4.98%, (1M LIBOR + 3.00%), 03/08/24 (b)	1,736	1,732
ESH Hospitality, Inc.
Term Loan B, 3.98%, (3M LIBOR + 2.00%), 08/30/23 (b)	5,733	5,693
FGI Operating Co. LLC
Term Loan, 0.00%, 04/19/19 (f) (g)	2,843	659
Fitness International LLC
Term Loan B, 5.23%, (1M LIBOR + 3.25%), 04/13/25 (b)	1,008	1,008
Term Loan B, 5.61%, (1M LIBOR + 3.25%), 04/13/25 (b)	1,008	1,008
Term Loan B, 5.75%, (1M LIBOR + 3.25%), 04/13/25 (b)	1,008	1,008
Four Seasons Hotels Ltd.
1st Lien Term Loan, 3.98%, (3M LIBOR + 2.00%), 11/30/23 (b)	3,995	3,962
Garda World Security Corp.
Term Loan, 5.80%, (3M LIBOR + 3.50%), 05/12/24 (b)	3,603	3,600
Term Loan, 7.50%, (3M Prime Rate + 2.50%), 05/12/24 (b)	9	9
Golden Nugget Inc.
Incremental Term Loan B, 4.80%, (3M LIBOR + 2.75%), 09/07/23 (b)	4,848	4,838
Incremental Term Loan B, 4.84%, (3M LIBOR + 2.75%), 10/04/23 (b)	6,313	6,301
HD Supply Inc.
Term Loan B-3, 4.55%, (3M LIBOR + 2.25%), 08/13/21 (b)	1,684	1,687
Term Loan B-4, 4.80%, (3M LIBOR + 2.50%), 10/17/23 (b)	1,084	1,087
Helix Gen Funding LLC
Term Loan B, 5.84%, (3M LIBOR + 3.75%), 03/02/24 (b)	4,948	4,954
Hoffmaster Group Inc.
1st Lien Term Loan, 0.00%, (1M LIBOR + 4.00%), 11/11/23 (b) (h)	900	902
1st Lien Term Loan, 6.30%, (1M LIBOR + 4.00%), 11/11/23 (b)	449	450
	Shares/Par[1]	Value ($)
iHeartCommunications Inc.
Term Loan D, 0.00%, 01/30/19 (f) (g)	9,000	6,847
Information Resources Inc.
1st Lien Term Loan, 6.57%, (3M LIBOR + 4.25%), 01/15/24 (b)	5,016	5,010
Inmar Holdings Inc.
1st Lien Term Loan, 5.48%, (3M LIBOR + 3.50%), 04/25/24 (b)	2,109	2,110
Interior Logic Group Inc.
Term Loan B, 5.98%, (1M LIBOR + 4.00%), 05/21/25 (b) (i)	1,260	1,260
International Textile Group Inc.
1st Lien Term Loan, 6.98%, (3M LIBOR + 5.00%), 04/19/24 (b)	1,350	1,356
Intrawest Resorts Holdings Inc.
Term Loan B-1, 4.98%, (3M LIBOR + 3.25%), 06/28/24 (b)	3,130	3,124
IRB Holding Corp.
1st Lien Term Loan, 5.28%, (3M LIBOR + 3.25%), 01/17/25 (b)	1,810	1,812
1st Lien Term Loan, 5.25%, (3M LIBOR + 3.25%), 01/18/25 (b)	2,253	2,254
Jo-Ann Stores Inc.
Term Loan, 7.51%, (3M LIBOR + 5.00%), 09/29/23 (b)	2,046	2,029
KFC Holding Co.
Term Loan B, 3.84%, (3M LIBOR + 1.75%), 03/29/25 (b)	2,893	2,862
Las Vegas Sands LLC
Term Loan B, 3.84%, (3M LIBOR + 1.75%), 03/27/25 (b)	4,891	4,853
Liberty Cablevision of Puerto Rico LLC
1st Lien Term Loan, 5.85%, (3M LIBOR + 3.50%), 12/24/21 (b)	1,750	1,691
2nd Lien Term Loan, 9.10%, (3M LIBOR + 6.75%), 06/23/23 (b)	287	264
Lifetime Brands Inc.
Term Loan B, 5.48%, (3M LIBOR + 3.50%), 03/13/25 (b) (j)	1,068	1,063
Term Loan B, 5.50%, (3M LIBOR + 3.50%), 03/13/25 (b) (j)	1,282	1,275
Lions Gate Capital Holdings LLC
Term Loan B, 4.34%, (3M LIBOR + 2.25%), 03/20/25 (b)	4,140	4,119
Live Nation Entertainment Inc.
Term Loan B-3, 3.75%, (3M LIBOR + 1.75%), 10/26/23 (b)	3,676	3,657
LTF Merger Sub Inc.
Term Loan B, 4.73%, (3M LIBOR + 2.75%), 06/22/22 (b)	—	—
Term Loan B, 5.06%, (3M LIBOR + 2.75%), 06/22/22 (b)	5,791	5,768
LTI Holdings Inc.
1st Lien Term Loan, 6.73%, (3M LIBOR + 4.75%), 05/17/24 (b)	2,819	2,812
MA FinanceCo. LLC
Term Loan B-2, 4.48%, (3M LIBOR + 2.50%), 11/19/21 (b)	2,588	2,575
Mavis Tire Express Services Corp.
1st Lien Term Loan, 5.33%, (3M LIBOR + 3.25%), 03/15/25 (b)	2,327	2,304
Delayed Draw Term Loan, 5.33%, (3M LIBOR + 3.25%), 03/15/25 (b)	20	20
Michaels Stores Inc.
Term Loan B-1, 4.48%, (3M LIBOR + 2.50%), 01/27/23 (b)	3,975	3,941
Term Loan B-1, 4.56%, (3M LIBOR + 2.50%), 01/27/23 (b)	1,491	1,478
Term Loan B-1, 4.59%, (3M LIBOR + 2.50%), 01/27/23 (b)	257	255
Minimax GmbH & Co. KG
Term Loan B, 0.00%, (3M LIBOR + 3.00%), 06/18/25 (b) (h)	2,700	2,695
Mohegan Tribal Gaming Authority
Term Loan B, 5.98%, (3M LIBOR + 4.00%), 10/30/23 (b)	1,061	999

See accompanying Notes to Financial Statements.

210

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Neiman Marcus Group Inc.
Term Loan, 5.26%, (3M LIBOR + 3.25%), 10/25/20 (b)	5,000	4,424
NPC International Inc.
1st Lien Term Loan, 5.48%, (3M LIBOR + 3.50%), 04/05/24 (b)	1,967	1,976
Numericable Group SA
Term Loan B-11, 4.73%, (3M LIBOR + 2.75%), 07/31/25 (b)	5,133	5,019
Term Loan B-12, 5.35%, (3M LIBOR + 3.00%), 01/31/26 (b)	6,607	6,486
NVA Holdings Inc.
Term Loan B-3, 4.84%, (3M LIBOR + 2.75%), 01/31/25 (b)	3,232	3,220
Party City Holdings Inc.
Term Loan B, 4.74%, (3M LIBOR + 2.75%), 08/19/22 (b)	1,553	1,551
Term Loan B, 4.81%, (3M LIBOR + 2.75%), 08/19/22 (b)	1,528	1,526
Term Loan B, 5.28%, (3M LIBOR + 2.75%), 08/19/22 (b)	1,523	1,521
Petco Animal Supplies Inc.
Term Loan B, 5.61%, (3M LIBOR + 3.00%), 01/12/23 (b)	4,515	3,251
PetSmart Inc.
Term Loan B-2, 5.01%, (3M LIBOR + 3.00%), 03/11/22 (b)	6,108	5,036
Planet Fitness Holdings LLC
Incremental Term Loan, 4.73%, (1M LIBOR + 2.75%), 03/31/21 (b)	2,149	2,146
Incremental Term Loan, 5.05%, (1M LIBOR + 2.75%), 03/31/21 (b)	504	503
Playa Resorts Holding BV
Term Loan B, 4.72%, (3M LIBOR + 2.75%), 04/07/24 (b)	4,895	4,830
ProQuest LLC
Term Loan B, 5.73%, (3M LIBOR + 3.75%), 10/24/21 (b)	2,925	2,936
Reece Ltd.
Term Loan B, 0.00%, (3M LIBOR + 2.00%), 06/01/25 (b) (h)	2,700	2,686
Rodan & Fields LLC
Term Loan B, 0.00%, (3M LIBOR + 4.00%), 06/07/25 (b) (h)	900	899
Term Loan B, 6.07%, (3M LIBOR + 4.00%), 06/07/25 (b)	900	899
Sally Holdings LLC
Term Loan B-1, 4.24%, (3M LIBOR + 2.25%), 07/05/24 (b)	1,191	1,149
Term Loan B-2, 4.50%, 07/05/24	2,220	2,095
Scientific Games International Inc.
Term Loan B-5, 4.84%, (3M LIBOR + 2.75%), 08/14/24 (b)	1,782	1,769
Term Loan B-5, 4.92%, (3M LIBOR + 2.75%), 08/14/24 (b)	7,493	7,437
Seminole Hard Rock Entertainment Inc.
Term Loan B, 5.06%, (3M LIBOR + 2.75%), 05/15/20 (b)	794	795
Serta Simmons Bedding LLC
1st Lien Term Loan, 5.53%, (3M LIBOR + 3.50%), 10/21/23 (b)	1,031	877
1st Lien Term Loan, 5.81%, (3M LIBOR + 3.50%), 10/21/23 (b)	3,696	3,142
ServiceMaster Co.
Term Loan B, 4.48%, (3M LIBOR + 2.50%), 11/08/23 (b)	8,175	8,152
Shutterfly Inc.
Term Loan B-2, 4.85%, (3M LIBOR + 2.75%), 08/17/24 (b)	2,700	2,701
Sinclair Television Group Inc.
Term Loan B-2, 4.24%, (3M LIBOR + 2.25%), 01/06/24 (b)	2,355	2,342
SIWF Holdings Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 4.25%), 05/25/25 (b) (h) (j)	1,800	1,807
1st Lien Term Loan, 6.32%, (3M LIBOR + 4.25%), 05/25/25 (b) (j)	690	693
	Shares/Par[1]	Value ($)
Spin Holdco Inc.
Term Loan B, 5.34%, (3M LIBOR + 3.25%), 11/14/22 (b)	3,683	3,666
SRAM LLC
Term Loan B, 4.86%, (3M LIBOR + 2.75%), 03/15/24 (b)	1,318	1,313
Term Loan B, 4.92%, (3M LIBOR + 2.75%), 03/15/24 (b)	1,357	1,352
Term Loan B, 6.75%, (3M LIBOR + 2.75%), 03/15/24 (b)	57	56
Staples Inc.
Term Loan B, 6.36%, (3M LIBOR + 4.00%), 08/15/24 (b)	4,598	4,533
Stars Group Holdings BV
Term Loan B, 5.32%, (3M LIBOR + 3.00%), 03/28/25 (b)	9,317	9,298
Incremental Term Loan, 0.00%, (3M LIBOR + 3.00%), 06/29/25 (b) (h)	2,813	2,813
Station Casinos LLC
Term Loan B, 4.49%, (3M LIBOR + 2.50%), 05/24/23 (b)	8,905	8,863
Tenneco Inc.
1st Lien Term Loan B, 0.00%, (3M LIBOR + 2.75%), 06/18/25 (b) (h)	3,150	3,117
TI Group Automotive Systems LLC
Term Loan, 4.48%, (3M LIBOR + 2.75%), 06/25/22 (b)	2,872	2,869
Trader Corp.
Term Loan B, 5.10%, (3M LIBOR + 3.00%), 09/28/23 (b)	1,650	1,642
Tribune Media Co.
Term Loan, 5.09%, (3M LIBOR + 3.00%), 12/27/20 (b) (i)	264	264
Term Loan C, 5.09%, (3M LIBOR + 3.00%), 01/20/24 (b)	4,296	4,285
Truck Hero Inc.
1st Lien Term Loan, 5.84%, (3M LIBOR + 3.75%), 05/17/24 (b)	3,052	3,047
UFC Holdings LLC
1st Lien Term Loan, 5.24%, (3M LIBOR + 3.25%), 07/22/23 (b)	6,684	6,682
Univision Communications Inc.
Term Loan C-5, 4.84%, (3M LIBOR + 2.75%), 03/15/24 (b)	6,605	6,377
USS Ultimate Holdings Inc.
1st Lien Term Loan, 5.73%, (3M LIBOR + 3.75%), 08/11/24 (b)	397	397
Vivid Seats Ltd.
1st Lien Term Loan, 5.59%, (3M LIBOR + 3.50%), 06/27/24 (b)	2,667	2,643
WASH Multifamily Laundry Systems LLC
1st Lien Term Loan, 5.23%, (3M LIBOR + 3.25%), 05/15/22 (b)	1,862	1,862
WideOpenWest Finance LLC
Term Loan B, 5.34%, (3M LIBOR + 3.25%), 08/19/23 (b)	3,586	3,416
William Morris Endeavor Entertainment LLC
1st Lien Term Loan, 4.93%, (3M LIBOR + 2.75%), 05/11/25 (b)	8,197	8,125
WMG Acquisition Corp.
Term Loan F, 4.15%, (3M LIBOR + 2.125%), 11/01/23 (b)	3,761	3,729
Wyndham Hotels & Resorts Inc.
Term Loan B, 0.00%, (3M LIBOR + 1.75%), 03/29/25 (b) (h)	2,000	1,995
Term Loan B, 3.73%, (3M LIBOR + 1.75%), 03/29/25 (b)	900	898
		395,692
Consumer Staples 4.0%
Albertsons LLC
Term Loan B-6, 5.32%, (3M LIBOR + 3.00%), 06/22/23 (b)	2,721	2,690
American Seafoods Group LLC
1st Lien Term Loan, 4.85%, (3M LIBOR + 2.75%), 07/27/23 (b)	2,500	2,487
ATS Consolidated Inc.
1st Lien Term Loan, 5.73%, (3M LIBOR + 3.75%), 02/23/25 (b)	1,796	1,800

See accompanying Notes to Financial Statements.

211

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
BJ's Wholesale Club Inc.
1st Lien Term Loan, 5.53%, (3M LIBOR + 3.50%), 01/26/24 (b)	6,273	6,267
2nd Lien Term Loan, 9.53%, (3M LIBOR + 7.50%), 01/27/25 (b)	628	633
CHG PPC Parent LLC
Term Loan B, 4.84%, (3M LIBOR + 2.75%), 03/16/25 (b) (j)	2,350	2,338
Coty Inc.
Term Loan B, 4.28%, (3M LIBOR + 2.25%), 03/29/25 (b)	4,600	4,491
Del Monte Foods Inc.
1st Lien Term Loan, 5.58%, (6M LIBOR + 3.25%), 01/26/21 (b)	1,910	1,593
1st Lien Term Loan, 7.25%, (6M Prime Rate + 2.25%), 01/26/21 (b)	5	4
2nd Lien Term Loan, 9.75%, (6M LIBOR + 7.25%), 07/26/21 (b)	500	344
Diamond (BC) B.V.
Term Loan, 5.10%, (1M LIBOR + 3.00%), 07/24/24 (b)	3,114	3,052
Dole Food Co. Inc.
Term Loan B, 4.73%, (1M LIBOR + 2.75%), 03/22/24 (b)	967	962
Term Loan B, 4.78%, (1M LIBOR + 2.75%), 03/22/24 (b)	967	962
Term Loan B, 4.81%, (1M LIBOR + 2.75%), 03/22/24 (b)	84	84
Term Loan B, 4.84%, (1M LIBOR + 2.75%), 03/22/24 (b)	967	962
Term Loan B, 6.75%, (1M Prime Rate + 1.75%), 03/22/24 (b)	1	1
Energizer Holdings Inc.
Term Loan B, 0.00%, (3M LIBOR + 2.25%), 06/19/25 (b) (h)	1,350	1,349
Hearthside Food Solutions LLC
Term Loan B, 5.09%, (3M LIBOR + 3.00%), 05/17/25 (b)	6,347	6,281
Hostess Brands LLC
Term Loan, 4.23%, (3M LIBOR + 2.25%), 08/03/23 (b)	3,984	3,954
JBS USA LLC
Term Loan B, 4.48%, (3M LIBOR + 2.50%), 10/30/22 (b)	864	857
Term Loan B, 4.83%, (3M LIBOR + 2.50%), 06/30/24 (b)	4,873	4,832
Portillo's Holdings LLC
1st Lien Term Loan, 6.80%, (3M LIBOR + 4.50%), 08/01/21 (b)	2,888	2,889
Post Holdings Inc.
1st Lien Term Loan, 4.10%, (3M LIBOR + 2.00%), 05/24/24 (b)	1,000	993
Incremental Term Loan, 4.10%, (3M LIBOR + 2.00%), 05/24/24 (b)	2,980	2,960
Sigma Bidco BV
Term Loan B, 0.00%, (3M LIBOR + 3.00%), 03/07/25 (b) (h)	3,000	2,968
U.S. Foods Inc.
Term Loan B, 4.48%, (3M LIBOR + 2.50%), 06/27/23 (b)	6,671	6,659
Utz Quality Foods LLC
1st Lien Term Loan, 5.59%, (3M LIBOR + 3.50%), 11/14/24 (b)	2,070	2,074
		64,486
Energy 2.4%
Arctic LNG Carriers Ltd.
Term Loan, 6.48%, (3M LIBOR + 4.50%), 04/21/23 (b)	2,109	2,111
Drillship Hydra Owners Inc.
Term Loan, 8.00%, 09/20/24	505	530
EG Finco Ltd.
Term Loan, 6.14%, (3M LIBOR + 4.00%), 06/30/25 (b)	3,591	3,556
EG Group Ltd.
Term Loan B, 0.00%, (3M LIBOR + 4.00%), 02/01/25 (b) (h)	1,800	1,782
	Shares/Par[1]	Value ($)
Emerald Performance Materials LLC
2nd Lien Term Loan, 9.73%, (1M LIBOR + 7.75%), 07/23/22 (b)	900	899
HFOTCO LLC
Term Loan B, 0.00%, (3M LIBOR + 2.75%), 06/19/25 (b) (h)	900	897
Lucid Energy Group II LLC
1st Lien Term Loan, 5.09%, (3M LIBOR + 3.00%), 01/31/25 (b)	2,444	2,429
Medallion Midland Acquisition LLC
1st Lien Term Loan, 5.34%, (3M LIBOR + 3.25%), 10/31/24 (b)	3,047	3,017
MEG Energy Corp.
Term Loan B, 5.60%, (3M LIBOR + 3.50%), 12/31/23 (b)	610	610
Quicksilver Resources Inc.
2nd Lien Term Loan, 0.00%, 06/21/19 (f) (g) (i)	3,292	33
Seadrill Partners Finco LLC
Term Loan B, 8.30%, (3M LIBOR + 6.00%), 02/12/21 (b)	2,607	2,331
Summit Midstream Partners Holdings LLC
Term Loan B, 7.98%, (3M LIBOR + 6.00%), 05/15/22 (b)	1,951	1,972
TEX Operations Co. LLC
Term Loan B, 3.98%, (3M LIBOR + 2.00%), 08/04/23 (b)	7,196	7,140
Term Loan B, 5.00%, (3M LIBOR + 2.00%), 08/04/23 (b)	4,246	4,213
Traverse Midstream Partners LLC
Term Loan, 5.85%, (3M LIBOR + 4.00%), 09/22/24 (b)	2,974	2,970
Ultra Resources Inc.
1st Lien Term Loan, 5.09%, (3M LIBOR + 3.00%), 04/14/24 (b)	3,237	2,975
		37,465
Financials 9.0%
Acrisure LLC
Term Loan B, 6.61%, (3M LIBOR + 4.25%), 11/22/23 (b)	4,054	4,036
AlixPartners LLP
Term Loan B, 5.05%, (3M LIBOR + 2.75%), 03/28/24 (b)	4,686	4,677
Alliant Holdings I Inc.
Term Loan B, 5.05%, (3M LIBOR + 3.00%), 05/07/25 (b)	6,985	6,933
Altice Financing SA
Term Loan B, 5.10%, (3M LIBOR + 2.75%), 07/31/25 (b)	2,594	2,550
1st Lien Term Loan, 5.10%, (3M LIBOR + 2.75%), 01/06/26 (b)	1,210	1,184
Altice US Finance I Corp.
Term Loan B, 4.23%, (3M LIBOR + 2.25%), 07/15/25 (b)	1,730	1,716
AmWINS Group Inc.
Term Loan B, 4.73%, (3M LIBOR + 2.75%), 01/19/24 (b)	2,622	2,609
Term Loan B, 4.76%, (3M LIBOR + 2.75%), 01/19/24 (b)	1,071	1,066
AssuredPartners Inc.
1st Lien Term Loan, 5.34%, (3M LIBOR + 3.25%), 10/22/24 (b)	4,507	4,481
Asurion LLC
Term Loan B-4, 4.73%, (3M LIBOR + 2.75%), 08/04/22 (b)	8,311	8,290
Term Loan B-6, 4.73%, (3M LIBOR + 2.75%), 11/03/23 (b)	3,476	3,468
2nd Lien Term Loan, 8.09%, (3M LIBOR + 6.00%), 08/04/25 (b)	750	760
Auris Luxembourg III SARL
Term Loan B-7, 5.30%, (3M LIBOR + 3.00%), 01/17/22 (b)	2,612	2,615
BCP Renaissance Parent LLC
Term Loan B, 5.86%, (3M LIBOR + 3.50%), 09/20/24 (b)	2,984	2,976
Crown Finance US Inc.
Term Loan, 4.59%, (3M LIBOR + 2.50%), 02/05/25 (b)	9,775	9,695

See accompanying Notes to Financial Statements.

212

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Duff & Phelps Corp.
Term Loan B, 5.55%, (1M LIBOR + 3.25%), 12/04/24 (b)	1,242	1,235
Edelman Financial Group
Term Loan B, 0.00%, (3M LIBOR + 4.25%), 06/26/25 (b) (h)	2,250	2,246
Encapsys LLC
1st Lien Term Loan, 5.23%, (3M LIBOR + 3.25%), 10/27/24 (b)	1,825	1,825
FinCo I LLC
Term Loan B, 4.48%, (1M LIBOR + 2.00%), 06/11/22 (b)	1,603	1,603
First American Payment Systems LP
Term Loan, 6.76%, (1M LIBOR + 4.75%), 01/02/24 (b)	1,054	1,062
GTCR Valor Cos. Inc.
Term Loan B-1, 5.31%, (3M LIBOR + 3.25%), 06/30/23 (b)	1,912	1,907
Harbourvest Partners LLC
Term Loan B, 4.55%, (3M LIBOR + 2.25%), 02/21/25 (b)	2,000	1,991
HUB International Ltd.
Term Loan B, 5.36%, (3M LIBOR + 3.00%), 04/25/25 (b)	8,600	8,543
Ineos US Finance LLC
Term Loan B, 4.09%, (3M LIBOR + 2.00%), 03/31/24 (b)	4,711	4,680
ION Trading Technologies S.a.r.l.
Incremental Term Loan B, 0.00%, (1M LIBOR + 4.00%), 11/21/24 (b) (h)	2,250	2,227
Jane Street Group LLC
Term Loan B, 5.84%, (3M LIBOR + 3.75%), 08/25/22 (b)	1,170	1,177
Level 3 Financing Inc.
Term Loan B, 4.33%, (3M LIBOR + 2.25%), 02/16/24 (b)	14,750	14,695
LPL Holdings Inc.
1st Lien Term Loan B, 4.34%, (3M LIBOR + 2.25%), 09/23/24 (b)	1,608	1,598
1st Lien Term Loan B, 4.64%, (3M LIBOR + 2.25%), 09/23/24 (b)	1,608	1,598
NAB Holdings LLC
Term Loan, 5.30%, (3M LIBOR + 3.00%), 01/15/25 (b)	2,223	2,208
NFP Corp.
Term Loan B, 4.98%, (3M LIBOR + 3.00%), 01/06/24 (b)	5,102	5,064
SolarWinds Holdings Inc.
Term Loan B, 4.98%, (3M LIBOR + 3.00%), 02/06/24 (b)	4,231	4,225
Solera LLC
Term Loan B, 4.73%, (3M LIBOR + 2.75%), 03/03/23 (b)	5,429	5,398
Telenet Financing USD LLC
Term Loan AN, 4.32%, (3M LIBOR + 2.25%), 08/31/26 (b)	3,897	3,856
TKC Holdings Inc.
1st Lien Term Loan, 5.73%, (3M LIBOR + 3.75%), 02/08/23 (b)	2,965	2,955
Travelport Finance (Luxembourg) SARL
Term Loan B, 4.83%, (3M LIBOR + 2.50%), 03/16/25 (b)	3,825	3,808
Unitymedia Finance LLC
Term Loan B, 4.32%, (3M LIBOR + 2.25%), 09/30/25 (b)	2,880	2,857
Unitymedia Hessen GmbH & Co. KG
Term Loan E, 4.07%, (3M LIBOR + 2.00%), 05/24/23 (b)	1,900	1,885
UPC Financing Partnership
Term Loan AR, 4.57%, (3M LIBOR + 2.50%), 01/15/26 (b)	6,300	6,223
Veritas Bermuda Ltd.
Term Loan B, 6.80%, (3M LIBOR + 4.50%), 01/27/23 (b)	1,829	1,671
		143,593
	Shares/Par[1]	Value ($)
Health Care 14.7%
Acadia Healthcare Co. Inc.
Term Loan B-3, 4.48%, (3M LIBOR + 2.50%), 02/11/22 (b)	1,918	1,920
Term Loan B-4, 4.48%, (3M LIBOR + 2.50%), 02/16/23 (b)	552	553
ADMI Corp.
Term Loan B, 5.34%, (3M LIBOR + 3.25%), 04/06/24 (b)	1,796	1,790
Air Methods Corp.
Term Loan B, 5.80%, (3M LIBOR + 3.50%), 04/12/24 (b)	5,559	5,321
Alliance Healthcare Services Inc.
Term Loan B, 6.48%, (3M LIBOR + 4.50%), 10/20/23 (b)	2,459	2,464
Alphabet Holding Co. Inc.
1st Lien Term Loan, 5.59%, (3M LIBOR + 3.50%), 08/15/24 (b)	2,405	2,235
Alvogen Pharma US Inc.
Term Loan B, 0.00%, (3M LIBOR + 4.75%), 04/02/22 (b) (h)	5,007	5,011
Amneal Pharmaceuticals LLC
Term Loan B, 5.63%, (3M LIBOR + 3.50%), 03/26/25 (b)	8,948	8,923
ATI Holdings Acquisition Inc.
Term Loan, 5.55%, (3M LIBOR + 3.50%), 05/10/23 - 05/15/23 (b)	3,534	3,530
BPA Laboratories Inc.
1st Lien Term Loan, 8.05%, (3M LIBOR + 2.50%), 04/29/20 (b)	1,028	974
2nd Lien Term Loan, 10.05%, (3M LIBOR + 2.50%), 04/29/20 (b) (i)	894	822
Catalent Pharma Solutions Inc.
Term Loan B, 4.23%, (1M LIBOR + 2.25%), 05/08/21 (b)	5,624	5,616
Change Healthcare Holdings Inc.
Term Loan B, 4.73%, (3M LIBOR + 2.75%), 02/02/24 - 02/03/24 (b)	15,907	15,845
CHG Healthcare Services Inc.
1st Lien Term Loan B, 5.36%, (3M LIBOR + 3.00%), 06/07/23 (b)	5,550	5,552
Community Health Systems Inc.
Term Loan G, 5.31%, (1M LIBOR + 2.75%), 12/14/19 (b)	4,713	4,703
Term Loan H, 5.56%, (3M LIBOR + 3.00%), 01/27/21 (b)	4,783	4,664
Concentra Inc.
1st Lien Term Loan, 4.74%, (3M LIBOR + 2.75%), 06/01/22 (b)	5,544	5,538
DaVita Inc.
Term Loan B, 4.73%, (1M LIBOR + 2.75%), 06/20/21 (b)	2,510	2,514
DJO Finance LLC
Term Loan, 5.34%, (3M LIBOR + 3.25%), 06/27/20 (b)	1,846	1,835
Term Loan, 5.56%, (3M LIBOR + 3.25%), 06/27/20 (b)	1,870	1,859
Endo Luxembourg Finance Co. I SARL
Term Loan B, 6.37%, (3M LIBOR + 4.25%), 04/12/24 (b)	4,675	4,663
Envision Healthcare Corp.
Term Loan B, 5.10%, (3M LIBOR + 3.00%), 12/01/23 (b)	10,601	10,579
Equian LLC
Term Loan B, 5.33%, (3M LIBOR + 3.25%), 05/20/24 (b)	2,239	2,229
ExamWorks Group Inc.
Term Loan, 5.34%, (1M LIBOR + 3.25%), 07/27/23 (b)	3,650	3,649
Genoa a QoL Healthcare Co. LLC
1st Lien Term Loan, 5.23%, (3M LIBOR + 3.25%), 10/28/23 (b)	3,688	3,683
Gentiva Health Services Inc.
1st Lien Delayed Draw Term Loan, 0.00%, (3M LIBOR + 3.75%), 06/20/25 (b) (h)	2,077	2,061
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.75%), 06/20/25 (b) (h)	3,323	3,298

See accompanying Notes to Financial Statements.

213

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
GHX Ultimate Parent Corp.
1st Lien Term Loan, 5.30%, (3M LIBOR + 3.25%), 06/24/24 (b)	2,930	2,924
Global Medical Response Inc.
Term Loan B-1, 5.28%, (3M LIBOR + 3.25%), 04/28/22 (b)	7,147	6,934
Greatbatch Ltd.
1st Lien Term Loan B, 5.30%, (3M LIBOR + 3.25%), 10/27/22 (b)	4,380	4,384
Greenway Health LLC
1st Lien Term Loan, 6.05%, (3M LIBOR + 3.75%), 02/15/24 (b)	371	371
HCA Inc.
Term Loan B-11, 3.73%, (3M LIBOR + 1.75%), 03/17/23 (b)	3,299	3,299
Term Loan B-10, 4.09%, (3M LIBOR + 2.00%), 03/07/25 (b)	1,496	1,499
Jaguar Holding Co. II
Term Loan, 4.48%, (3M LIBOR + 2.50%), 08/18/22 (b)	4,901	4,872
Term Loan, 4.80%, (3M LIBOR + 2.50%), 08/18/22 (b)	5,375	5,343
Kindred Healthcare Inc.
Term Loan, 5.87%, (3M LIBOR + 3.50%), 04/09/21 (b)	4,813	4,807
1st Lien Term Loan, 0.00%, (3M LIBOR + 5.00%), 06/21/25 (b) (h)	1,800	1,782
Kinetic Concepts Inc.
Term Loan B, 5.55%, (3M LIBOR + 3.25%), 01/30/24 (b)	5,569	5,570
MPH Acquisition Holdings LLC
Term Loan B, 5.08%, (3M LIBOR + 3.00%), 06/07/23 (b)	11,649	11,575
Ortho-Clinical Diagnostics SA
Term Loan B, 5.34%, (3M LIBOR + 3.25%), 06/01/25 (b)	8,796	8,758
Parexel International Corp.
Term Loan B, 4.84%, (3M LIBOR + 3.00%), 08/06/24 (b)	8,359	8,307
PharMerica Corp.
1st Lien Term Loan, 5.55%, (3M LIBOR + 3.50%), 09/25/24 (b)	2,877	2,870
Prestige Brands Inc.
Term Loan B-4, 3.98%, (3M LIBOR + 2.00%), 01/20/24 (b)	3,701	3,688
Prospect Medical Holdings Inc.
Term Loan B, 7.50%, (3M LIBOR + 5.50%), 02/12/24 (b)	3,242	3,234
RadNet Inc.
Term Loan, 6.10%, (3M LIBOR + 3.75%), 06/30/23 (b)	2,275	2,280
Select Medical Corp.
Term Loan B, 6.75%, (3M Prime Rate + 1.75%), 02/13/24 (b)	18	18
Term Loan B, 4.80%, (3M LIBOR + 2.75%), 06/30/24 (b)	5,922	5,907
Sound Inpatient Physicians
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.00%), 06/19/25 (b) (h)	3,150	3,148
Surgery Center Holdings Inc.
Term Loan B, 5.35%, (3M LIBOR + 3.25%), 06/18/24 (b)	4,148	4,133
Team Health Holdings Inc.
1st Lien Term Loan, 4.84%, (3M LIBOR + 2.75%), 01/12/24 (b)	8,492	8,153
U.S. Anesthesia Partners Inc.
Term Loan, 4.98%, (3M LIBOR + 3.00%), 06/16/24 (b)	5,459	5,436
U.S. Renal Care Inc.
Term Loan B, 6.55%, (3M LIBOR + 4.25%), 11/17/22 (b)	5,206	5,126
Valeant Pharmaceuticals International Inc.
Term Loan B, 4.98%, (3M LIBOR + 3.00%), 05/19/25 (b)	7,226	7,196
Vizient Inc.
Term Loan B-4, 4.73%, (3M LIBOR + 2.75%), 02/13/23 (b)	1,892	1,893
		235,338
	Shares/Par[1]	Value ($)
Industrials 13.2%
Accudyne Industries LLC
Term Loan, 5.23%, (3M LIBOR + 3.25%), 08/02/24 (b)	3,448	3,437
Advanced Disposal Services Inc.
Term Loan B-3, 4.22%, (3M LIBOR + 2.25%), 11/10/23 (b)	5,294	5,277
AI Mistral Holdco Ltd.
Term Loan B, 4.98%, (3M LIBOR + 3.00%), 01/26/24 (b)	2,222	2,200
Air Canada
Term Loan B, 3.97%, (3M LIBOR + 2.00%), 10/06/23 (b)	2,680	2,684
Allflex Holdings III Inc.
1st Lien Term Loan, 5.14%, (6M LIBOR + 3.25%), 06/15/20 (b)	3,645	3,650
Altran Technologies SA
Term Loan B, 4.57%, (3M LIBOR + 2.25%), 01/31/25 (b)	1,995	1,975
American Airlines Inc.
Term Loan B, 3.97%, (3M LIBOR + 2.00%), 04/28/23 (b)	1,764	1,743
Incremental Term Loan, 4.07%, (3M LIBOR + 2.00%), 12/14/23 (b)	2,842	2,807
Term Loan B, 3.85%, (3M LIBOR + 1.75%), 06/11/25 (b)	4,802	4,711
ASGN Inc.
Term Loan B-2, 3.98%, (3M LIBOR + 2.00%), 02/15/25 (b)	1,915	1,908
Avolon LLC
Term Loan B-3, 4.09%, (3M LIBOR + 2.00%), 01/15/25 (b)	11,426	11,279
Brand Energy & Infrastructure Services Inc.
Term Loan, 6.58%, (3M LIBOR + 4.25%), 06/16/24 (b)	26	26
Term Loan, 6.61%, (3M LIBOR + 4.25%), 06/16/24 - 06/17/24 (b)	5,171	5,175
Brickman Group Ltd. LLC
1st Lien Term Loan, 4.98%, (1M LIBOR + 3.00%), 12/15/20 (b)	2,588	2,588
1st Lien Term Loan, 5.09%, (1M LIBOR + 3.00%), 12/15/20 (b)	2,131	2,131
Builders FirstSource Inc.
Term Loan B, 5.30%, (3M LIBOR + 3.00%), 02/29/24 (b)	3,531	3,527
Cortes NP Acquisition Corp.
Term Loan B, 6.00%, (3M LIBOR + 4.00%), 11/30/23 (b)	6,740	6,690
DAE Aviation Holdings Inc.
1st Lien Term Loan, 5.73%, (3M LIBOR + 3.75%), 06/25/22 (b)	4,785	4,787
DG Investment Intermediate Holdings 2 Inc.
Delayed Draw Term Loan, 5.09%, (3M LIBOR + 3.00%), 01/09/25 (b)	69	68
1st Lien Term Loan, 5.09%, (3M LIBOR + 3.00%), 01/31/25 (b)	2,252	2,236
Electrical Components International Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 4.25%), 06/22/25 (b) (h)	900	892
1st Lien Term Loan, 6.59%, (3M LIBOR + 4.25%), 06/22/25 (b)	1,350	1,338
Element Materials Technology Group US Holdings Inc.
Term Loan B, 5.80%, (1M LIBOR + 3.50%), 06/28/24 - 06/29/24 (b)	2,701	2,698
Emerald Expositions Holding Inc.
Term Loan B, 4.84%, (3M LIBOR + 2.75%), 05/22/24 (b)	678	680
Engineered Machinery Holdings Inc.
1st Lien Term Loan, 5.55%, (3M LIBOR + 3.25%), 07/25/24 (b)	2,298	2,286
EWT Holdings III Corp.
Term Loan, 5.30%, (1M LIBOR + 3.00%), 12/13/24 (b)	2,335	2,333
Filtration Group Corp.
1st Lien Term Loan, 5.30%, (3M LIBOR + 3.00%), 03/27/25 (b)	4,489	4,484

See accompanying Notes to Financial Statements.

214

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Gardner Denver Inc.
Term Loan B, 5.05%, (1M LIBOR + 2.75%), 07/30/24 (b)	5,309	5,307
Gates Global LLC
Term Loan B, 5.05%, (3M LIBOR + 3.00%), 04/01/24 (b)	7,519	7,506
Generac Power Systems Inc.
1st Lien Term Loan, 4.06%, (3M LIBOR + 1.75%), 05/31/23 (b)	3,214	3,177
GFL Environmental Inc.
Term Loan B, 4.73%, (3M LIBOR + 2.75%), 05/11/25 (b)	2,266	2,249
Harbor Freight Tools USA Inc.
Term Loan B, 4.48%, (3M LIBOR + 2.50%), 08/16/23 (b)	5,379	5,349
Hillman Group Inc.
Delayed Draw Term Loan, 0.00%, (1M LIBOR + 3.50%), 05/16/25 (b) (h)	513	511
Term Loan B, 5.48%, (1M LIBOR + 3.50%), 05/16/25 (b)	1,647	1,640
IBC Capital Ltd.
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.75%), 09/11/23 (b) (h)	900	899
1st Lien Term Loan, 6.08%, (3M LIBOR + 3.75%), 09/11/23 (b)	449	448
Janus International Group LLC
1st Lien Term Loan, 4.98%, (3M LIBOR + 3.00%), 02/07/25 (b)	898	882
KAR Auction Services Inc.
Term Loan B-5, 4.81%, (3M LIBOR + 2.50%), 03/06/23 (b)	1,733	1,723
L&W Inc.
Term Loan B, 6.08%, (1M LIBOR + 4.00%), 05/18/25 (b) (i)	1,710	1,710
Milacron LLC
Term Loan B, 4.48%, (3M LIBOR + 2.5%), 09/23/23 (b)	2,812	2,791
Navistar International Corp.
1st Lien Term Loan B, 5.53%, (3M LIBOR + 3.50%), 11/01/24 (b)	4,140	4,137
NCI Building Systems Inc.
Term Loan, 3.98%, (3M LIBOR + 2.00%), 01/26/25 (b)	1,496	1,489
North American Lifting Holdings Inc.
1st Lien Term Loan, 6.80%, (3M LIBOR + 4.50%), 11/27/20 (b)	1,583	1,518
Pelican Products Inc.
1st Lien Term Loan, 5.48%, (3M LIBOR + 3.50%), 04/18/25 (b)	1,800	1,795
Pike Corp.
Term Loan B, 5.49%, (3M LIBOR + 3.50%), 03/13/25 (b)	1,702	1,705
PODS LLC
Term Loan B-3, 5.05%, (1M LIBOR + 3.00%), 11/20/24 (b)	2,649	2,635
1st Lien Term Loan, 4.78%, (3M LIBOR + 2.75%), 11/21/24 (b)	492	489
Prime Security Services Borrower LLC
1st Lien Term Loan, 4.84%, (3M LIBOR + 2.75%), 05/02/22 (b)	11,707	11,638
Rexnord LLC
Term Loan B, 4.34%, (3M LIBOR + 2.25%), 08/21/24 (b)	4,911	4,902
Robertshaw US Holding Corp.
1st Lien Term Loan, 5.50%, (3M LIBOR + 3.50%), 02/14/25 (b)	1,796	1,791
2nd Lien Term Loan, 10.00%, (3M LIBOR + 8.00%), 02/14/26 (b)	450	443
Sedgwick Claims Management Services Inc.
1st Lien Term Loan, 4.73%, (3M LIBOR + 2.75%), 02/11/21 (b)	4,795	4,765
Spectrum Holdings III Corp.
1st Lien Term Loan, 5.23%, (3M LIBOR + 3.25%), 01/26/25 (b)	2,269	2,258
Tempo Acquisition LLC
Term Loan, 4.98%, (3M LIBOR + 3.00%), 04/20/24 (b)	10,333	10,281
	Shares/Par[1]	Value ($)
Titan Acquisition Ltd.
Term Loan B, 5.09%, (3M LIBOR + 3.00%), 03/16/25 (b)	7,332	7,212
Trans Union LLC
Term Loan B-3, 3.98%, (3M LIBOR + 2.00%), 04/09/23 (b)	4,801	4,785
Term Loan B-4, 0.00%, (3M LIBOR + 2.00%), 06/12/25 (b) (h)	560	558
TransDigm Inc.
Term Loan G, 4.48%, (3M LIBOR + 2.50%), 08/22/24 (b)	1,239	1,229
Term Loan G, 4.80%, (3M LIBOR + 2.50%), 08/22/24 (b)	4,327	4,291
Term Loan E, 4.48%, (3M LIBOR + 2.50%), 05/14/25 (b)	4,025	3,990
U.S. Security Associates Holdings Inc.
Term Loan, 5.80%, (3M LIBOR + 3.50%), 07/26/23 (b)	1,888	1,889
USI Inc.
Term Loan, 5.30%, (3M LIBOR + 3.00%), 05/16/24 (b)	7,106	7,058
USIC Holdings Inc.
Term Loan B, 5.24%, (3M LIBOR + 3.25%), 12/09/23 (b)	612	610
Term Loan B, 5.28%, (3M LIBOR + 3.25%), 12/09/23 (b)	4,071	4,059
VC GB Holdings Inc.
1st Lien Term Loan, 4.98%, (3M LIBOR + 3.25%), 02/28/24 (b)	2,223	2,217
Ventia Deco LLC
Term Loan B, 5.80%, (3M LIBOR + 3.50%), 05/21/22 (b)	1,652	1,652
West Corp.
Term Loan, 5.98%, (3M LIBOR + 4.00%), 10/03/24 (b)	4,005	3,988
		211,186
Information Technology 11.3%
Almonde Inc.
1st Lien Term Loan, 5.81%, (3M LIBOR + 3.50%), 04/26/24 (b)	8,618	8,458
2nd Lien Term Loan, 9.56%, (3M LIBOR + 7.25%), 04/27/25 (b)	1,940	1,865
Ancestry.com Operations Inc.
1st Lien Term Loan, 5.23%, (1M LIBOR + 3.25%), 10/19/23 (b)	7,662	7,644
Applied Systems Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.00%), 09/06/24 (b) (h)	—	—
1st Lien Term Loan, 5.30%, (3M LIBOR + 3.25%), 09/06/24 (b)	2,149	2,150
Ascend Learning LLC
Term Loan B, 5.09%, (3M LIBOR + 3.00%), 06/29/24 (b)	744	742
Avast Software BV
Term Loan B, 4.83%, (3M LIBOR + 2.50%), 09/30/23 (b)	1,251	1,249
Blackhawk Network Holdings Inc.
1st Lien Term Loan, 5.07%, (3M LIBOR + 3.00%), 05/31/25 (b)	2,610	2,600
BMC Software Finance Inc.
1st Lien Term Loan, 5.23%, (3M LIBOR + 3.25%), 09/10/22 (b)	4,005	3,990
CDW LLC
Term Loan B, 4.06%, (1M LIBOR + 2.00%), 08/17/23 (b)	2,742	2,736
CommScope Inc.
Term Loan B-5, 3.98%, (3M LIBOR + 2.00%), 05/27/22 (b)	1,879	1,884
Cvent Inc.
1st Lien Term Loan, 5.73%, (3M LIBOR + 3.75%), 11/30/24 (b)	2,484	2,478
Cypress Intermediate Holdings III Inc.
1st Lien Term Loan, 4.99%, (1M LIBOR + 3.00%), 03/30/24 (b)	3,252	3,242
Cypress Semiconductor Corp.
Term Loan B, 4.35%, (1M LIBOR + 2.25%), 06/15/21 (b)	1,661	1,663

See accompanying Notes to Financial Statements.

215

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Dell International LLC
Term Loan B, 4.10%, (3M LIBOR + 2.00%), 09/07/23 (b)	15,114	15,029
DigiCert Inc.
Term Loan B-1, 6.73%, (3M LIBOR + 4.75%), 09/19/24 (b)	2,254	2,251
DTI Holdco Inc.
Term Loan B, 6.73%, (1M LIBOR + 4.75%), 09/29/23 (b)	2,563	2,558
EVO Payments International LLC
1st Lien Term Loan, 5.36%, (3M LIBOR + 3.25%), 12/22/23 (b)	2,963	2,951
First Data Corp.
Term Loan, 4.09%, (1M LIBOR + 2.25%), 07/08/22 (b)	880	875
Term Loan, 4.09%, (1M LIBOR + 2.00%), 04/26/24 (b)	16,310	16,202
Go Daddy Operating Co. LLC
Term Loan, 4.23%, (3M LIBOR + 2.25%), 02/15/24 (b)	5,192	5,161
GTT Communications Inc.
Term Loan B, 4.88%, (3M LIBOR + 2.75%), 04/27/25 (b)	2,700	2,657
Infor US Inc.
Term Loan B-6, 4.73%, (3M LIBOR + 2.75%), 02/07/22 (b)	5,224	5,194
Kronos Inc.
Term Loan B, 5.36%, (3M LIBOR + 3.00%), 11/01/23 (b)	5,530	5,515
MA FinanceCo. LLC
Term Loan B-3, 4.73%, (3M LIBOR + 2.75%), 04/19/24 (b)	843	838
McAfee LLC
Term Loan B, 6.47%, (3M LIBOR + 4.50%), 09/20/24 (b)	4,461	4,480
MH Sub I LLC
1st Lien Term Loan, 5.84%, (3M LIBOR + 3.75%), 08/09/24 (b)	2,686	2,684
Microchip Technology Inc.
Term Loan B, 4.10%, (3M LIBOR + 2.00%), 05/16/25 (b)	1,710	1,706
NeuStar Inc.
Term Loan B-3, 4.80%, (3M LIBOR + 2.50%), 01/08/20 (b)	565	565
Term Loan B-4, 5.59%, (3M LIBOR + 3.50%), 08/08/24 (b)	2,780	2,780
ON Semiconductor Corp.
1st Lien Term Loan B, 3.73%, (3M LIBOR + 1.75%), 03/31/23 (b)	2,713	2,709
PowerSchool
Term Loan B, 0.00%, (3M LIBOR + 3.25%), 06/15/25 (b) (h) (i)	2,700	2,680
Presidio Inc.
Term Loan B, 4.73%, (3M LIBOR + 2.75%), 02/02/24 (b)	63	63
Term Loan B, 5.06%, (3M LIBOR + 2.75%), 02/02/24 (b)	2,815	2,810
Rackspace Hosting Inc.
Incremental 1st Lien Term Loan, 5.03%, (1M LIBOR + 3.00%), 11/03/23 (b)	—	—
Incremental 1st Lien Term Loan, 5.36%, (1M LIBOR + 3.00%), 11/03/23 (b)	7,098	6,998
Radiate Holdco LLC
1st Lien Term Loan, 5.09%, (3M LIBOR + 3.00%), 12/09/23 (b)	6,437	6,340
Riverbed Technology Inc.
Term Loan, 5.35%, (3M LIBOR + 3.25%), 04/22/22 (b)	2,156	2,128
Rovi Solutions Corp.
Term Loan B, 4.49%, (1M LIBOR + 2.50%), 07/02/21 (b)	2,400	2,401
Seattle Spinco Inc.
Term Loan B-3, 4.73%, (3M LIBOR + 2.75%), 04/19/24 (b)	5,691	5,659
Sirius Computer Solutions Inc.
Term Loan, 6.23%, (3M LIBOR + 4.25%), 10/30/22 (b)	1,759	1,760
	Shares/Par[1]	Value ($)
Skillsoft Corp.
1st Lien Term Loan, 6.84%, (1M LIBOR + 4.75%), 04/22/21 (b)	2,086	1,967
2nd Lien Term Loan, 10.23%, (6M LIBOR + 8.25%), 04/22/22 (b)	549	456
2nd Lien Term Loan, 10.23%, (1M LIBOR + 8.25%), 04/22/22 (b)	451	375
Sophia LP
Term Loan B, 5.58%, (1M LIBOR + 3.25%), 09/30/22 (b)	2,820	2,806
SS&C Technologies Holdings Europe SARL
Term Loan B-4, 4.59%, (3M LIBOR + 2.50%), 02/27/25 (b)	3,847	3,845
SS&C Technologies Inc.
Term Loan B-3, 4.59%, (3M LIBOR + 2.50%), 02/27/25 (b)	10,169	10,163
SurveyMonkey Inc.
Term Loan, 6.81%, (3M LIBOR + 4.50%), 04/06/24 (b)	2,797	2,790
Vertafore Inc.
1st Lien Term Loan B, 0.00%, (3M LIBOR + 3.25%), 06/04/25 (b) (h)	2,025	2,011
VF Holding Corp.
Term Loan, 5.23%, (3M LIBOR + 3.25%), 06/30/23 (b)	2,096	2,082
Western Digital Corp.
Term Loan B-4, 3.71%, (3M LIBOR + 1.75%), 04/29/23 (b)	5,388	5,381
WEX Inc.
Term Loan B-2, 4.35%, (3M LIBOR + 2.25%), 06/30/24 (b)	2,646	2,643
		180,214
Materials 9.4%
A. Schulman Inc.
Term Loan B, 5.24%, (3M LIBOR + 3.25%), 05/11/22 (b)	31	31
Term Loan B, 5.30%, (3M LIBOR + 3.25%), 05/11/22 (b)	354	353
Allnex (Luxembourg) & Cy SCA
Term Loan B-2, 5.57%, (3M LIBOR + 3.25%), 06/02/23 (b)	500	497
Allnex USA Inc.
Term Loan B-3, 5.22%, (3M LIBOR + 3.25%), 06/02/23 (b)	—	—
Term Loan B-3, 5.57%, (3M LIBOR + 3.25%), 06/02/23 (b)	376	375
American Builders & Contractors Supply Co. Inc.
Term Loan B, 3.98%, (3M LIBOR + 2.00%), 10/31/23 (b)	3,814	3,779
ASP Chromaflo Dutch I BV
Term Loan B-2, 5.59%, (3M LIBOR + 3.50%), 11/03/23 (b)	125	126
ASP Chromaflo Intermediate Holdings Inc.
Term Loan B-1, 5.59%, (3M LIBOR + 3.50%), 11/03/23 (b)	96	97
Avantor Inc.
1st Lien Term Loan, 6.09%, (3M LIBOR + 4.00%), 09/22/24 (b)	4,473	4,491
Berry Global, Inc.
Term Loan S, 3.73%, (3M LIBOR + 1.75%), 02/02/20 (b)	3,459	3,450
BWAY Holding Co.
Term Loan B, 5.59%, (3M LIBOR + 3.25%), 04/03/24 (b)	8,702	8,649
Caraustar Industries Inc.
Term Loan B, 7.80%, (3M LIBOR + 5.50%), 03/09/22 (b)	2,963	2,975
Chemours Co.
Term Loan B, 3.74%, (1M LIBOR + 1.75%), 03/27/25 (b)	2,631	2,595
Consolidated Container Co. LLC
1st Lien Term Loan, 4.84%, (1M LIBOR + 2.75%), 05/10/24 (b)	2,640	2,635
1st Lien Term Loan, 4.84%, (1M LIBOR + 3.00%), 05/22/24 (b)	531	530
Cyanco Intermediate Corp.
Term Loan B, 5.67%, (1M LIBOR + 3.50%), 03/07/25 (b)	1,347	1,342

See accompanying Notes to Financial Statements.

216

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Emerald Performance Materials LLC
1st Lien Term Loan, 5.59%, (1M LIBOR + 3.50%), 07/23/21 (b)	1,627	1,627
Flex Acquisition Co. Inc.
1st Lien Term Loan, 5.31%, (3M LIBOR + 3.00%), 12/15/23 (b)	5,960	5,929
Flint Group US LLC
Term Loan B-8, 5.36%, (1M LIBOR + 3.00%), 09/07/21 (b)	988	908
Gemini HDPE LLC
Term Loan B, 4.86%, (3M LIBOR + 2.50%), 08/04/24 (b)	3,594	3,587
GYP Holdings III Corp.
Term Loan B, 4.84%, (3M LIBOR + 2.75%), 05/15/25 (b)	1,629	1,616
Term Loan B, 4.85%, (3M LIBOR + 2.75%), 05/15/25 (b)	621	616
H.B. Fuller Co.
Term Loan B, 4.08%, (3M LIBOR + 2.00%), 10/11/24 (b)	1,976	1,959
Houghton International Inc.
Term Loan B, 5.23%, (1M LIBOR + 3.25%), 12/13/19 (b)	2,174	2,173
2nd Lien Term Loan, 10.48%, (3M LIBOR + 8.50%), 12/20/20 (b) (i)	1,000	1,001
ICSH Inc.
1st Lien Term Loan, 5.24%, (3M LIBOR + 4.00%), 04/26/24 (b) (i)	1,889	1,884
Delayed Draw Term Loan, 5.24%, (3M LIBOR + 3.25%), 04/26/24 (b) (i)	116	116
Delayed Draw Term Loan, 5.26%, (3M LIBOR + 3.25%), 04/26/24 (b) (i)	35	34
Invictus U.S. LLC
1st Lien Term Loan, 5.10%, (3M LIBOR + 3.00%), 02/14/25 (b)	2,244	2,242
2nd Lien Term Loan, 8.73%, (3M LIBOR + 6.75%), 02/15/26 (b)	1,530	1,540
Klockner-Pentaplast of America Inc.
Term Loan B-2, 6.23%, (3M LIBOR + 4.25%), 06/30/22 (b)	3,633	3,471
Kraton Polymers LLC
Term Loan, 4.48%, (3M LIBOR + 2.50%), 03/03/25 (b)	900	896
MacDermid Inc.
Term Loan B-7, 4.59%, (3M LIBOR + 2.50%), 06/07/20 (b)	1,071	1,069
Term Loan B-6, 5.09%, (3M LIBOR + 3.00%), 06/07/23 (b)	4,299	4,299
Nexeo Solutions LLC
Term Loan, 5.55%, (3M LIBOR + 3.25%), 06/09/23 (b)	1,117	1,116
Term Loan, 5.56%, (3M LIBOR + 3.25%), 06/09/23 (b)	1,149	1,148
Term Loan, 5.61%, (3M LIBOR + 3.25%), 06/09/23 (b)	1,165	1,164
OCI Beaumont LLC
Term Loan, 6.30%, (3M LIBOR + 4.00%), 02/14/25 (b)	1,796	1,808
Onex TSG Holdings II Corp.
1st Lien Term Loan, 5.98%, (3M LIBOR + 4.00%), 07/31/22 (b)	1,734	1,723
Plaskolite Inc.
1st Lien Term Loan, 5.80%, (3M LIBOR + 3.50%), 11/03/22 (b)	1,085	1,081
1st Lien Term Loan, 5.82%, (3M Prime Rate + 2.50%), 11/03/22 (b)	715	713
PQ Corp.
Term Loan B, 4.59%, (3M LIBOR + 2.50%), 02/08/25 (b)	4,231	4,210
Prince Minerals Inc.
1st Lien Term Loan, 5.80%, (3M LIBOR + 3.50%), 03/20/25 (b)	1,347	1,345
2nd Lien Term Loan, 10.05%, (3M LIBOR + 7.75%), 03/22/26 (b)	250	249
Pro Mach Group Inc.
Term Loan B, 5.02%, (3M LIBOR + 3.00%), 03/07/25 (b)	2,793	2,754
	Shares/Par[1]	Value ($)
Proampac PG Borrower LLC
1st Lien Term Loan, 5.50%, (3M LIBOR + 3.50%), 11/18/23 (b)	442	439
1st Lien Term Loan, 5.53%, (3M LIBOR + 3.50%), 11/18/23 (b)	168	167
1st Lien Term Loan, 5.58%, (3M LIBOR + 3.50%), 11/18/23 (b)	1,444	1,435
1st Lien Term Loan, 5.86%, (3M LIBOR + 3.50%), 11/18/23 (b)	399	397
1st Lien Term Loan, 7.50%, (3M Prime Rate + 2.50%), 11/18/23 (b)	6	6
Quikrete Holdings Inc.
1st Lien Term Loan, 4.73%, (3M LIBOR + 2.75%), 11/03/23 (b)	9,202	9,152
Reynolds Group Holdings Inc.
Term Loan, 4.73%, (3M LIBOR + 2.75%), 02/05/23 (b)	16,429	16,381
SIG Combibloc US Acquisition Inc.
Term Loan, 4.73%, (1M LIBOR + 3.00%), 02/03/22 (b)	5,597	5,591
Solenis International LP
1st Lien Term Loan, 0.00%, (3M LIBOR + 4.00%), 12/18/25 (b) (h)	2,250	2,243
Tank Holding Corp.
Term Loan B, 5.53%, (3M LIBOR + 3.50%), 03/16/22 (b)	113	113
Term Loan B, 5.81%, (3M LIBOR + 3.50%), 03/16/22 (b)	680	680
Term Loan B, 5.50%, (3M LIBOR + 3.50%), 03/22/22 (b)	73	73
TricorBraun Holdings Inc.
1st Lien Term Loan, 6.05%, (3M LIBOR + 3.75%), 11/29/23 (b)	3,232	3,224
1st Lien Delayed Draw Term Loan, 6.08%, (3M LIBOR + 3.75%), 11/30/23 (b)	325	324
1st Lien Delayed Draw Term Loan, 7.75%, (3M Prime Rate + 2.75%), 11/30/23 (b)	1	1
Trident TPI Holdings Inc.
Term Loan B-1, 5.23%, (3M LIBOR + 3.25%), 10/05/24 (b)	1,821	1,808
Trinseo Materials Operating SCA
Term Loan, 3.98%, (3M LIBOR + 2.00%), 09/06/24 (b)	3,126	3,118
Tronox Blocked Borrower LLC
Term Loan B, 5.30%, (3M LIBOR + 3.00%), 09/15/24 (b)	1,388	1,386
Tronox Finance LLC
Term Loan B, 5.30%, (3M LIBOR + 3.00%), 09/11/24 (b)	3,202	3,199
Univar Inc.
Term Loan B, 4.59%, (3M LIBOR + 2.50%), 07/01/24 (b)	7,672	7,648
Venator Materials Corp.
Term Loan B, 4.98%, (1M LIBOR + 3.00%), 06/28/24 (b)	1,489	1,489
Wilsonart LLC
Term Loan B, 5.56%, (3M LIBOR + 3.25%), 12/19/23 (b)	5,787	5,770
Zep Inc.
1st Lien Term Loan, 6.06%, (3M LIBOR + 4.00%), 08/11/24 (b)	794	772
		149,619
Real Estate 2.0%
Capital Automotive LP
1st Lien Term Loan, 4.49%, (1M LIBOR + 2.50%), 03/21/24 (b)	6,768	6,725
2nd Lien Term Loan, 8.10%, (3M LIBOR + 6.00%), 03/21/25 (b)	4,087	4,104
Communications Sales & Leasing Inc.
Term Loan B, 4.98%, (1M LIBOR + 3.00%), 10/24/22 (b)	5,565	5,307
iStar Inc.
Term Loan B, 0.00%, (3M LIBOR + 3.00%), 06/20/23 (b) (h)	5,400	5,380
MGM Growth Properies Operating Partnership LP
Term Loan B, 4.01%, (3M LIBOR + 2.00%), 04/20/23 (b)	5,535	5,502

See accompanying Notes to Financial Statements.

217

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
VICI Properties 1 LLC
Term Loan B, 4.08%, (3M LIBOR + 2.00%), 12/13/24 (b)	4,864	4,826
		31,844
Telecommunication Services 4.8%
Avaya Inc.
Term Loan B, 0.00%, (3M LIBOR + 4.25%), 12/14/24 (b) (h)	1,800	1,801
CenturyLink Inc.
Term Loan B, 4.84%, (3M LIBOR + 2.75%), 01/15/25 (b)	5,369	5,255
Cogeco Communications (USA) II LP
1st Lien Term Loan, 4.36%, (1M LIBOR + 2.38%), 08/11/24 (b)	4,200	4,171
Consolidated Communications Inc.
Term Loan B, 4.99%, (1M LIBOR + 3.00%), 09/29/23 (b)	3,546	3,490
Frontier Communications Corp.
Term Loan B-1, 5.74%, (3M LIBOR + 3.75%), 05/31/24 (b)	2,079	2,052
Global Tel*Link Corp.
1st Lien Term Loan, 6.30%, (3M LIBOR + 4.00%), 05/20/20 (b)	1,105	1,108
2nd Lien Term Loan, 10.55%, (3M LIBOR + 7.75%), 11/20/20 (b)	1,000	1,001
Hargray Communications Group Inc.
Term Loan B, 4.98%, (3M LIBOR + 3.00%), 03/23/24 (b)	1,445	1,440
Intelsat Jackson Holdings SA
Term Loan B-3, 5.85%, (3M LIBOR + 3.75%), 11/27/23 (b)	9,628	9,596
Maxar Technologies Ltd.
Term Loan B, 4.85%, (3M LIBOR + 2.75%), 07/07/24 (b)	4,229	4,209
MTN Infrastructure TopCo Inc.
1st Lien Term Loan B, 4.98%, (3M LIBOR + 3.00%), 10/27/24 (b)	2,928	2,928
SBA Senior Finance II LLC
Term Loan B, 3.99%, (3M LIBOR + 2.00%), 03/26/25 (b)	3,609	3,582
Securus Technologies Holdings Inc.
1st Lien Term Loan, 6.48%, (3M LIBOR + 4.50%), 06/20/24 (b)	2,955	2,965
Sprint Communications Inc.
1st Lien Term Loan B, 4.62%, (3M LIBOR + 2.50%), 02/01/24 (b)	6,478	6,443
TDC A/S
Term Loan, 0.00%, (3M LIBOR + 3.50%), 06/07/25 (b) (h)	3,150	3,141
Telesat Canada
Term Loan B-4, 5.31%, (3M LIBOR + 2.50%), 11/17/23 (b)	6,284	6,231
Virgin Media Bristol LLC
Term Loan K, 4.57%, (3M LIBOR + 2.50%), 02/10/26 (b)	6,640	6,586
Windstream Services LLC
Term Loan B-6, 6.09%, (3M LIBOR + 4.00%), 03/29/21 (b)	3,492	3,310
Term Loan B-7, 5.34%, (3M LIBOR + 3.25%), 02/08/24 (b)	1,477	1,296
Ziggo Secured Finance Partnership
Term Loan E, 4.57%, (3M LIBOR + 2.50%), 04/15/25 (b)	6,000	5,929
		76,534
Utilities 1.1%
Calpine Construction Finance Co. LP
Term Loan B, 4.48%, (3M LIBOR + 2.50%), 01/15/25 (b)	3,218	3,204
Calpine Corp.
Term Loan B-5, 4.84%, (3M LIBOR + 2.50%), 05/23/22 (b)	4,477	4,466
Term Loan B-6, 4.81%, (3M LIBOR + 2.50%), 01/15/23 (b)	780	778
NRG Energy Inc.
Term Loan B, 4.05%, (3M LIBOR + 1.75%), 06/14/23 (b)	4,477	4,445
	Shares/Par[1]	Value ($)
Vistra Energy Corp.
1st Lien Term Loan B-3, 4.06%, (3M LIBOR + 2.00%), 12/11/25 (b)	3,700	3,674
Vistra Operations Co. LLC
Term Loan B-2, 4.09%, (3M LIBOR + 2.25%), 12/14/23 (b)	1,181	1,174
Term Loan B-2, 3.98%, (3M LIBOR + 2.25%), 08/03/24 (b)	375	373
		18,114
Total Senior Loan Interests (cost $1,566,525)		1,544,085
PREFERRED STOCKS 0.1%
Energy 0.1%
Vantage Drilling International (f) (k)	3	834
Total Preferred Stocks (cost $303)		834
OTHER EQUITY INTERESTS 0.0%
Paragon Offshore Litigation Stub - Class A (f) (l)	2	2
Paragon Offshore Litigation Stub - Class B (f) (l)	1	32
Paragon Offshore Ltd. Escrow (f) (i) (l)	10	—
Total Other Equity Interests (cost $17)		34
COMMON STOCKS 0.3%
Consumer Discretionary 0.0%
Caesars Entertainment Corp. (f)	27	294
Energy 0.1%
Alpha Natural Resources Holdings Inc. (f)	6	176
Ocean Rig UDW Inc. (f)	40	1,179
		1,355
Financials 0.2%
AFG Holdings Inc. (f) (i)	39	2,429
Materials 0.0%
ANR Inc. - Class C-1 (f)	23	630
Total Common Stocks (cost $4,605)		4,708
WARRANTS 0.0%
AFG Holdings Inc. (f) (i)	5	50
Total Warrants (cost $0)		50
SHORT TERM INVESTMENTS 2.8%
Investment Companies 2.8%
JNL Government Money Market Fund - Institutional Class, 1.79% (m) (n)	44,575	44,575
Total Short Term Investments (cost $44,575)		44,575
Total Investments 102.7% (cost $1,662,099)		1,639,813
Other Derivative Instruments 0.0%		1
Other Assets and Liabilities, Net (2.7)%		(43,371)
Total Net Assets 100.0%		1,596,443

(a)  The Fund had an unfunded commitment at June 30, 2018. See Unfunded Commitments in the Schedules of Investments.

(b)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c)  The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2018, the value and the percentage of net assets of these liquid securities was $20,986 and 1.3%, respectively.

(d)  The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(e)   Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

See accompanying Notes to Financial Statements.

218

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Shares/Par[1]	Value ($)

(f)  Non-income producing security.

(g)  Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(h)   This senior loan will settle after June 30, 2018. The reference rate and spread presented will go into effect upon settlement.

(i)   Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(j)   Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(k)   Convertible security.

(l)  Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(m)   Investment in affiliate.

(n)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

JNL/PPM America High Yield Bond Fund (a)
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.7%
American Airlines Pass-Through Trust
Series 2013-B-2, 5.60%, 07/15/20 (b)	7,138	7,267
Continental Airlines Inc. Pass-Through Trust
Series 2012-B-1, 6.25%, 04/11/20	1,046	1,080
Series 2012-B-2, 5.50%, 10/29/20	1,288	1,337
Hawaiian Airlines Pass-Through Certificates
Series 2013-B-1, 4.95%, 01/15/22	4,158	4,192
Total Non-U.S. Government Agency Asset-Backed Securities (cost $13,630)		13,876
CORPORATE BONDS AND NOTES 84.2%
Consumer Discretionary 18.6%
1011778 B.C. Unlimited Liability Co.
5.00%, 10/15/25 (b)	16,116	15,268
24 Hour Holdings III LLC
8.00%, 06/01/22 (b) (c)	4,000	3,969
Altice SA
7.63%, 02/15/25 (b) (c)	12,000	11,030
AMC Entertainment Holdings Inc.
6.13%, 05/15/27 (c)	9,153	8,879
American Axle & Manufacturing Inc.
6.25%, 04/01/25 (c)	2,500	2,486
6.50%, 04/01/27 (c)	4,261	4,215
ARAMARK Services Inc.
5.13%, 01/15/24	849	850
4.75%, 06/01/26	4,571	4,405
5.00%, 02/01/28 (b) (c)	1,896	1,807
Beazer Homes USA Inc.
8.75%, 03/15/22	2,772	2,946
CCO Holdings LLC
5.13%, 02/15/23	5,000	4,955
5.38%, 05/01/25 (b)	8,000	7,741
5.13%, 05/01/23 - 05/01/27 (b)	19,774	18,629
5.88%, 05/01/27 (b)	6,000	5,870
Churchill Downs Inc.
4.75%, 01/15/28 (b)	6,223	5,766
CSC Holdings LLC
5.50%, 04/15/27 (b)	4,267	4,074
Delphi Jersey Holdings Plc
5.00%, 10/01/25 (b)	3,189	3,047
DISH DBS Corp.
5.13%, 05/01/20	3,000	2,974
5.00%, 03/15/23 (c)	7,000	6,059
7.75%, 07/01/26 (c)	3,000	2,629
Eagle Intermediate Global Holding BV
7.50%, 05/01/25 (b)	1,997	1,996
Gannett Co. Inc.
4.88%, 09/15/21 (b)	990	991
	Shares/Par[1]	Value ($)
5.50%, 09/15/24 (b)	3,000	3,020
Gibson Brands Inc.
0.00%, 08/01/18 (b) (c) (d) (e)	12,000	10,118
GLP Capital LP
5.38%, 04/15/26	6,987	6,917
Golden Nugget Inc.
6.75%, 10/15/24 (b)	5,000	5,002
8.75%, 10/01/25 (b)	4,000	4,080
Goodyear Tire & Rubber Co.
5.00%, 05/31/26	789	736
4.88%, 03/15/27 (c)	2,513	2,300
Hanesbrands Inc.
4.63%, 05/15/24 (b)	3,000	2,932
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24	10,222	9,716
Hilton Worldwide Finance LLC
4.88%, 04/01/27	3,267	3,149
iHeartCommunications Inc.
0.00%, 03/01/21 (d) (e)	8,000	6,127
0.00%, 03/01/21 (b) (d) (e)	5,000	3,613
JC Penney Corp. Inc.
5.88%, 07/01/23 (b) (c)	4,000	3,748
KB Home
7.63%, 05/15/23	7,000	7,478
KFC Holding Co.
5.25%, 06/01/26 (b)	1,827	1,795
4.75%, 06/01/27 (b) (c)	5,872	5,541
L Brands Inc.
5.25%, 02/01/28 (c)	6,000	5,334
Lennar Corp.
4.13%, 01/15/22	2,000	1,982
Live Nation Entertainment Inc.
5.38%, 06/15/22 (b)	2,425	2,472
4.88%, 11/01/24 (b)	7,042	6,814
5.63%, 03/15/26 (b) (c)	2,753	2,744
M/I Homes Inc.
6.75%, 01/15/21	8,000	8,208
Mattamy Group Corp.
6.50%, 10/01/25 (b)	725	712
MDC Partners Inc.
6.50%, 05/01/24 (b)	7,046	6,165
Men's Wearhouse Inc.
7.00%, 07/01/22 (c)	5,000	5,162
Mohegan Tribal Gaming Authority
7.88%, 10/15/24 (b) (c)	6,000	5,653
National Football League Inc.
3.31%, 10/05/27 (f)	3,200	3,060
3.38%, 10/05/27 (f)	1,800	1,730
National Football League Reciprocal Trust
3.96%, 10/05/28 (f)	11,800	11,897
NBCUniversal Enterprise Inc.
5.25%, (callable at 100 beginning 03/19/21) (b) (g)	7,626	7,683
NCL Corp. Ltd.
4.75%, 12/15/21 (b)	3,251	3,241
Neiman Marcus Group Ltd. Inc.
8.00%, 10/15/21 (b) (c)	2,750	1,821
Nemak SAB de CV
4.75%, 01/23/25 (b)	8,781	8,323
Netflix Inc.
5.75%, 03/01/24	5,000	5,133
5.88%, 11/15/28 (b)	6,000	6,065
New Cotai LLC
10.63%, 05/01/19 (b) (c) (h)	12,800	12,514
Numericable - SFR SA
7.38%, 05/01/26 (b)	9,589	9,368
Numericable Group SA
6.25%, 05/15/24 (b)	3,000	2,914
PetSmart Inc.
8.88%, 06/01/25 (b) (c)	8,000	5,265
Sally Holdings LLC
5.63%, 12/01/25 (c)	9,085	8,388
Schaeffler Verwaltung Zwei GmbH
4.88%, 09/15/21 (b) (h)	1,600	1,576
5.25%, 09/15/23 (b) (h)	1,142	1,094

See accompanying Notes to Financial Statements.

219

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
5.50%, 09/15/26 (b) (h)	3,000	2,833
Scientific Games International Inc.
10.00%, 12/01/22	3,000	3,200
5.00%, 10/15/25 (b)	11,919	11,349
Seminole Hard Rock Entertainment Inc.
5.88%, 05/15/21 (b)	2,135	2,149
Sinclair Television Group Inc.
5.88%, 03/15/26 (b)	2,000	1,968
5.13%, 02/15/27 (b)	3,500	3,224
Sirius XM Radio Inc.
5.38%, 07/15/26 (b) (c)	9,000	8,663
5.00%, 08/01/27 (b)	4,000	3,741
Sotheby's
4.88%, 12/15/25 (b)	10,000	9,580
Stars Group Holdings BV
7.00%, 07/15/26 (i) (j)	4,092	4,135
Station Casinos LLC
5.00%, 10/01/25 (b)	5,000	4,702
Unitymedia Hessen GmbH & Co. KG
5.00%, 01/15/25 (b)	3,000	3,042
Univision Communications Inc.
5.13%, 02/15/25 (b) (c)	5,263	4,870
VOC Escrow Ltd.
5.00%, 02/15/28 (b)	5,965	5,655
Wolverine World Wide Inc.
5.00%, 09/01/26 (b)	2,571	2,446
Wyndham Worldwide Corp.
5.10%, 10/01/25 (c) (k)	2,781	2,847
		406,580
Consumer Staples 4.6%
BAT Capital Corp.
3.56%, 08/15/27 (b)	6,088	5,659
4.39%, 08/15/37 (b)	8,000	7,502
4.54%, 08/15/47 (b)	8,000	7,464
Chobani LLC
7.50%, 04/15/25 (b)	3,944	3,778
Cott Holdings Inc.
5.50%, 04/01/25 (b)	3,452	3,357
Coty Inc.
6.50%, 04/15/26 (b) (c)	6,000	5,751
High Ridge Brands Co.
8.88%, 03/15/25 (i) (j)	2,995	1,334
JBS Investments GmbH
7.25%, 04/03/24 (b) (c)	10,250	9,917
JBS USA Lux SA
6.75%, 02/15/28 (b)	3,613	3,412
Maple Escrow Subsidiary Inc.
4.60%, 05/25/28 (b)	7,505	7,529
4.99%, 05/25/38 (b)	2,114	2,126
Matterhorn Merger Sub LLC
8.50%, 06/01/26 (b)	12,000	11,653
Minerva Luxembourg SA
5.88%, 01/19/28 (b)	5,081	4,432
Pilgrim's Pride Corp.
5.88%, 09/30/27 (b)	4,249	3,952
Post Holdings Inc.
5.63%, 01/15/28 (b)	7,345	6,887
Sigma Holdco BV
7.88%, 05/15/26 (b)	12,000	11,040
Spectrum Brands Inc.
5.75%, 07/15/25 (c)	4,762	4,690
		100,483
Energy 14.7%
Alta Mesa Holdings LP
7.88%, 12/15/24	5,000	5,298
American Energy - Woodford LLC
9.00%, 09/15/22 (f) (i) (j)	5,000	2,150
Andeavor Logistics LP
4.25%, 12/01/27 (c)	1,938	1,867
5.20%, 12/01/47 (c)	2,125	2,048
Callon Petroleum Co.
6.38%, 07/01/26 (i) (j)	6,000	6,015
Chaparral Energy Inc.
8.75%, 07/15/23 (i) (j)	6,704	6,764
	Shares/Par[1]	Value ($)
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25	7,065	7,357
5.13%, 06/30/27	13,170	13,054
Cheniere Energy Partners LP
5.25%, 10/01/25 (b)	7,000	6,837
Chesapeake Energy Corp.
8.00%, 12/15/22 (b) (c)	2,758	2,897
CITGO Holding Inc.
10.75%, 02/15/20 (b)	4,000	4,263
CNX Midstream Partners LP
6.50%, 03/15/26 (b)	3,487	3,386
Continental Resources Inc.
4.50%, 04/15/23	6,000	6,094
3.80%, 06/01/24	2,000	1,952
4.38%, 01/15/28	3,000	2,979
CrownRock LP
5.63%, 10/15/25 (b)	11,943	11,546
Diamondback Energy Inc.
5.38%, 05/31/25 (c)	3,000	3,002
Endeavor Energy Resources LP
5.50%, 01/30/26 (b)	904	877
5.75%, 01/30/28 (b)	904	884
Energy Transfer Equity LP
4.25%, 03/15/23	4,397	4,251
5.50%, 06/01/27	5,042	5,042
Energy Transfer Partners LP
5.88%, 01/15/24	3,500	3,593
5.80%, 06/15/38	4,000	3,954
6.00%, 06/15/48	3,414	3,412
EP Energy LLC
8.00%, 02/15/25 (b)	12,500	9,681
EQT Midstream Partners LP
6.50%, 07/15/48	8,000	8,029
Extraction Oil & Gas Inc.
7.38%, 05/15/24 (b)	5,000	5,236
Gulfport Energy Corp.
6.38%, 05/15/25	4,000	3,892
Hess Infrastructure Partners LP
5.63%, 02/15/26 (b)	4,364	4,352
HollyFrontier Corp.
5.88%, 04/01/26	5,882	6,337
Ithaca Energy Inc.
8.13%, 07/01/19 (b)	3,000	2,988
Jones Energy Holdings LLC
9.25%, 03/15/23	4,276	2,644
9.25%, 03/15/23 (b)	8,000	8,012
Nabors Industries Inc.
5.50%, 01/15/23 (c)	8,000	7,709
5.75%, 02/01/25 (c)	4,990	4,736
NGPL PipeCo LLC
4.88%, 08/15/27 (b)	667	659
Noble Holding International Ltd.
7.88%, 02/01/26 (i) (j)	8,000	8,238
Oasis Petroleum Inc.
6.25%, 05/01/26 (b) (c)	4,832	4,889
Parsley Energy LLC
5.25%, 08/15/25 (b)	7,500	7,374
PBF Logistics LP
6.88%, 05/15/23	7,572	7,653
PDC Energy Inc.
5.75%, 05/15/26 (b)	4,510	4,509
Precision Drilling Corp.
5.25%, 11/15/24	4,000	3,781
7.13%, 01/15/26 (b) (c)	7,206	7,411
Rowan Cos. Inc.
4.88%, 06/01/22	5,000	4,725
7.38%, 06/15/25 (c)	2,500	2,431
SESI LLC
7.13%, 12/15/21	4,000	4,071
Shelf Drilling Holdings Ltd.
8.25%, 02/15/25 (i) (j)	5,002	5,047
SM Energy Co.
5.00%, 01/15/24 (c)	3,000	2,837
Southwestern Energy Co.
7.50%, 04/01/26 (c)	5,000	5,173

See accompanying Notes to Financial Statements.

220

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
7.75%, 10/01/27 (c)	2,500	2,593
SRC Energy Inc.
6.25%, 12/01/25 (b)	5,565	5,607
Summit Midstream Partners LP
9.50%, (callable at 104 beginning 12/15/22) (g)	12,000	11,786
Tesoro Logistics LP
6.25%, 10/15/22	2,236	2,314
Transocean Guardian Ltd.
5.88%, 01/15/24 (i) (j)	2,232	2,222
Transocean Inc.
7.50%, 01/15/26 (b)	3,713	3,779
7.50%, 04/15/31 (c)	3,000	2,784
Transocean Proteus Ltd.
6.25%, 12/01/24 (b)	10,200	10,353
Trinidad Drilling Ltd.
6.63%, 02/15/25 (b)	4,000	3,859
USA Compression Partners LP
6.88%, 04/01/26 (b)	3,803	3,936
Weatherford International Ltd.
9.88%, 02/15/24 (c)	4,250	4,298
6.50%, 08/01/36	2,000	1,570
Western Gas Partners LP
4.50%, 03/01/28	4,000	3,850
5.30%, 03/01/48	4,000	3,717
Whiting Petroleum Corp.
6.63%, 01/15/26 (b) (c)	2,460	2,534
WildHorse Resource Development Corp.
6.88%, 02/01/25	8,857	9,045
6.88%, 02/01/25 (b)	1,905	1,945
WPX Energy Inc.
5.75%, 06/01/26	4,000	4,004
		322,132
Financials 10.8%
Acrisure LLC
7.00%, 11/15/25 (b)	9,214	8,404
Ally Financial Inc.
4.13%, 02/13/22	3,000	2,948
4.63%, 05/19/22 (c)	5,000	5,002
5.75%, 11/20/25 (c)	5,000	5,102
Altice Financing SA
6.63%, 02/15/23 (b)	8,000	7,889
Ardagh Packaging Finance Plc
6.00%, 02/15/25 (b)	8,000	7,778
Bank of America Corp.
5.88%, (callable at 100 beginning 03/15/28) (g)	7,488	7,337
Barclays Plc
4.97%, 05/16/29 (l) (m)	5,297	5,245
Bayer US Finance II LLC
4.38%, 12/15/28 (i) (j)	8,551	8,549
BlueLine Rental Finance Corp.
9.25%, 03/15/24 (b)	2,740	2,914
CIT Group Inc.
5.25%, 03/07/25	743	753
6.13%, 03/09/28	784	810
Citigroup Inc.
5.90%, (callable at 100 beginning 02/15/23) (c) (g)	8,501	8,656
4.04%, 06/01/24	4,000	4,019
CNH Industrial Capital LLC
3.88%, 10/15/21	6,000	5,951
Credit Suisse Group AG
6.25%, (callable at 100 beginning 12/18/24) (b) (g)	3,520	3,476
Dana Financing Luxembourg SARL
6.50%, 06/01/26 (b)	6,000	6,081
Diamond 1 Finance Corp.
5.88%, 06/15/21 (b)	4,272	4,337
7.13%, 06/15/24 (b)	6,728	7,137
Eagle Holding Co. II LLC
8.38%, 05/15/22 (b) (h)	2,103	2,126
Goldman Sachs Group Inc.
4.22%, 05/01/29	6,000	5,895
Hexion US Finance Corp.
6.63%, 04/15/20	5,000	4,688
	Shares/Par[1]	Value ($)
Icahn Enterprises LP
6.38%, 12/15/25	11,956	11,907
Jack Ohio Finance LLC
10.25%, 11/15/22 (b)	5,000	5,446
James Hardie International Finance DAC
4.75%, 01/15/25 (b)	941	918
5.00%, 01/15/28 (b)	1,732	1,640
JPMorgan Chase & Co.
5.30%, (callable at 100 beginning 05/01/20) (g)	10,000	10,191
4.01%, 04/23/29	6,000	5,919
Level 3 Financing Inc.
5.13%, 05/01/23	3,000	2,940
5.38%, 01/15/24	5,000	4,891
5.25%, 03/15/26	8,000	7,619
Lincoln National Corp.
3.80%, 03/01/28	1,006	960
4.35%, 03/01/48	1,670	1,542
Lions Gate Capital Holdings LLC
5.88%, 11/01/24 (b)	7,000	7,097
Morgan Stanley
3.59%, 07/22/28 (l)	1,821	1,730
Navient Corp.
6.75%, 06/15/26	4,383	4,289
Nexstar Escrow Corp.
5.63%, 08/01/24 (b)	3,000	2,892
Nordic Aviation Capital A/S
4.61%, 02/22/23 (f)	4,000	3,888
4.84%, 02/22/25 (f)	4,000	3,844
5.02%, 02/22/28 (f)	4,000	3,783
SLM Corp.
5.50%, 01/25/23	10,433	10,243
Stena International SA
5.75%, 03/01/24 (b) (c)	4,156	3,830
Toll Brothers Finance Corp.
4.88%, 03/15/27	8,019	7,538
Vertiv Intermediate Holding Corp.
13.00%, 02/15/22 (b) (h)	10,500	10,208
Washington Mutual Bank
0.00%, 06/15/11 (d) (e)	1,500	—
ZF North America Capital Inc.
4.75%, 04/29/25 (b)	2,722	2,719
Ziggo Bond Finance BV
6.00%, 01/15/27 (b)	6,000	5,540
		236,671
Health Care 9.9%
Catalent Pharma Solutions Inc.
4.88%, 01/15/26 (b)	1,029	990
Centene Corp.
4.75%, 05/15/22	2,278	2,292
6.13%, 02/15/24 (c)	6,184	6,510
4.75%, 01/15/25	3,146	3,127
Centene Escrow I Corp.
5.38%, 06/01/26 (i) (j)	7,487	7,587
Charles River Laboratories International Inc.
5.50%, 04/01/26 (b)	3,684	3,716
Community Health Systems Inc.
6.88%, 02/01/22 (c)	5,221	2,670
11.00%, 06/30/23 (c) (i) (j) (n)	2,562	2,308
8.63%, 01/15/24 (i) (j)	3,030	3,038
Crimson Merger Sub Inc.
6.63%, 05/15/22 (b)	10,000	9,865
CVS Health Corp.
4.30%, 03/25/28	8,000	7,870
4.78%, 03/25/38	3,753	3,696
Endo Finance LLC
5.38%, 01/15/23 (b)	7,500	6,054
6.00%, 07/15/23 (b)	4,000	3,289
HCA Inc.
3.75%, 03/15/19	3,115	3,122
4.25%, 10/15/19	2,142	2,158
6.50%, 02/15/20	1,858	1,935
5.38%, 02/01/25	11,000	10,836
5.25%, 06/15/26 (c)	12,012	11,953
4.50%, 02/15/27	8,000	7,570

See accompanying Notes to Financial Statements.

221

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
5.50%, 06/15/47	3,871	3,552
Hill-Rom Holdings Inc.
5.00%, 02/15/25 (b)	2,583	2,530
Hologic Inc.
4.38%, 10/15/25 (b)	5,634	5,377
Kindred Healthcare Inc.
8.00%, 01/15/20	5,000	5,365
8.75%, 01/15/23	3,000	3,197
MEDNAX Inc.
5.25%, 12/01/23 (b)	2,811	2,747
MPH Acquisition Holdings LLC
7.13%, 06/01/24 (b)	4,917	5,029
Mylan Inc.
4.55%, 04/15/28 (b)	3,729	3,642
5.20%, 04/15/48	6,000	5,782
Prestige Brands Inc.
6.38%, 03/01/24 (b) (c)	859	853
Tenet Healthcare Corp.
4.50%, 04/01/21 (c)	4,800	4,753
8.13%, 04/01/22	6,116	6,390
6.75%, 06/15/23 (c)	6,000	5,959
Tennessee Merger Sub Inc.
6.38%, 02/01/25 (b) (c)	8,141	6,988
THC Escrow Corp. III
5.13%, 05/01/25 (b)	8,000	7,616
Valeant Pharmaceuticals International Inc.
7.50%, 07/15/21 (b)	3,000	3,048
6.75%, 08/15/21 (b)	376	380
6.50%, 03/15/22 (b)	975	1,009
5.88%, 05/15/23 (b)	1,953	1,834
7.00%, 03/15/24 (b)	2,924	3,063
6.13%, 04/15/25 (b)	20,907	19,242
5.50%, 03/01/23 - 11/01/25 (b)	7,556	7,319
WellCare Health Plans Inc.
5.25%, 04/01/25	10,174	10,116
		216,377
Industrials 5.6%
ACCO Brands Corp.
5.25%, 12/15/24 (b)	2,278	2,272
Advanced Disposal Services Inc.
5.63%, 11/15/24 (b)	5,000	4,977
AECOM
5.13%, 03/15/27	6,204	5,829
Aircastle Ltd.
4.13%, 05/01/24	6,931	6,649
Allison Transmission Inc.
5.00%, 10/01/24 (b)	4,000	3,933
ARD Securities Finance SARL
8.75%, 01/31/23 (b) (h)	2,000	2,038
Ashtead Capital Inc.
4.13%, 08/15/25 (b)	1,745	1,632
4.38%, 08/15/27 (b)	5,073	4,718
Bombardier Inc.
5.75%, 03/15/22 (b) (c)	4,801	4,814
6.00%, 10/15/22 (b)	4,000	3,988
6.13%, 01/15/23 (b)	1,872	1,875
7.50%, 12/01/24 (b)	7,000	7,362
Builders FirstSource Inc.
5.63%, 09/01/24 (b)	588	572
CNH Industrial NV
4.50%, 08/15/23	7,000	7,026
Global Ship Lease Inc.
9.88%, 11/15/22 (b)	2,743	2,717
Hertz Corp.
7.63%, 06/01/22 (b)	3,000	2,880
5.50%, 10/15/24 (b) (c)	4,727	3,720
Meritor Inc.
6.25%, 02/15/24	3,338	3,363
Multi-Color Corp.
4.88%, 11/01/25 (b)	3,111	2,899
Navistar International Corp.
6.63%, 11/01/25 (b)	8,406	8,655
Park Aerospace Holdings Ltd.
4.50%, 03/15/23 (b)	5,956	5,684
	Shares/Par[1]	Value ($)
5.50%, 02/15/24 (b)	1,044	1,032
Prime Security Services Borrower LLC
9.25%, 05/15/23 (b)	4,225	4,510
Sensata Technologies Finance Co. Plc
6.25%, 02/15/26 (b)	3,000	3,120
Standard Industries Inc.
4.75%, 01/15/28 (b)	6,000	5,512
Tempo Acquisition LLC
6.75%, 06/01/25 (b)	3,642	3,499
Terex Corp.
5.63%, 02/01/25 (b)	2,147	2,137
United Rentals North America Inc.
4.88%, 01/15/28	16,008	14,846
		122,259
Information Technology 2.0%
CDK Global Inc.
5.88%, 06/15/26	3,079	3,145
First Data Corp.
5.00%, 01/15/24 (b)	7,000	6,938
IMS Health Inc.
5.00%, 10/15/26 (b)	2,375	2,313
NXP BV
4.13%, 06/01/21 (b)	4,000	4,000
3.88%, 09/01/22 (b)	5,000	4,912
4.63%, 06/01/23 (b)	1,475	1,491
Radiate Holdco LLC
6.88%, 02/15/23 (b)	4,000	3,790
Sanmina Corp.
4.38%, 06/01/19 (b)	8,397	8,431
Sensata Technologies BV
5.63%, 11/01/24 (b)	1,364	1,419
Western Digital Corp.
4.75%, 02/15/26	7,467	7,251
		43,690
Materials 8.1%
Anglo American Capital Plc
4.13%, 09/27/22 (b)	4,601	4,623
4.88%, 05/14/25 (b)	1,399	1,408
4.75%, 04/10/27 (b)	6,000	5,907
4.50%, 03/15/28 (b)	6,807	6,554
ARD Finance SA
7.88%, 09/15/23 (h)	3,000	3,007
Berry Global Inc.
4.50%, 02/15/26 (b)	7,339	6,849
Berry Plastics Corp.
5.13%, 07/15/23	4,000	3,965
BMC East LLC
5.50%, 10/01/24 (b)	939	916
Building Materials Corp. of America
6.00%, 10/15/25 (b)	6,545	6,562
BWAY Holding Co.
5.50%, 04/15/24 (b)	5,000	4,875
7.25%, 04/15/25 (b)	7,000	6,824
Cemex SAB de CV
5.70%, 01/11/25 (b)	6,000	5,926
Chemours Co.
5.38%, 05/15/27	3,000	2,901
Crown Americas LLC
4.75%, 02/01/26 (b)	2,894	2,751
Eldorado Gold Corp.
6.13%, 12/15/20 (b)	4,400	4,245
FMG Resources August 2006 Pty Ltd.
4.75%, 05/15/22 (b)	5,379	5,191
5.13%, 03/15/23 - 05/15/24 (b) (c)	9,784	9,422
Freeport-McMoRan Inc.
3.10%, 03/15/20	8,000	7,868
3.55%, 03/01/22	4,000	3,801
3.88%, 03/15/23 (c)	2,640	2,493
4.55%, 11/14/24 (c)	5,695	5,413
5.40%, 11/14/34	8,000	7,275
FXI Holdings Inc.
7.88%, 11/01/24 (b)	9,000	8,803
Hexion Inc.
10.38%, 02/01/22 (b)	2,300	2,260

See accompanying Notes to Financial Statements.

222

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Koppers Inc.
6.00%, 02/15/25 (b)	1,614	1,616
NOVA Chemicals Corp.
4.88%, 06/01/24 (i) (j)	1,154	1,099
5.25%, 06/01/27 (b) (c)	5,314	4,960
Olin Corp.
5.13%, 09/15/27 (c)	6,000	5,834
5.00%, 02/01/30	2,304	2,177
Owens-Brockway Glass Container Inc.
5.38%, 01/15/25 (b)	2,000	1,970
Rain CII Carbon LLC
7.25%, 04/01/25 (b)	4,375	4,463
Reynolds Group Issuer Inc.
5.13%, 07/15/23 (b)	6,614	6,533
Silgan Holdings Inc.
4.75%, 03/15/25	6,596	6,286
St. Marys Cement Inc.
5.75%, 01/28/27 (b) (c)	6,000	5,764
Teck Resources Ltd.
3.75%, 02/01/23 (c)	5,000	4,747
8.50%, 06/01/24 (b)	704	772
Trinseo Materials Operating SCA
5.38%, 09/01/25 (b)	5,352	5,311
Vale Overseas Ltd.
6.25%, 08/10/26	6,000	6,499
		177,870
Real Estate 1.5%
AvalonBay Communities Inc.
2.90%, 10/15/26	1,823	1,693
Communications Sales & Leasing Inc.
7.13%, 12/15/24 (b)	6,500	5,954
Equinix Inc.
5.38%, 05/15/27	8,387	8,350
ESH Hospitality Inc.
5.25%, 05/01/25 (b)	8,419	8,121
Hospitality Properties Trust
4.95%, 02/15/27	2,060	2,040
MGM Growth Properties Operating Partnership LP
5.63%, 05/01/24	1,677	1,697
4.50%, 09/01/26	4,444	4,129
		31,984
Telecommunication Services 7.0%
CB Escrow Corp.
8.00%, 10/15/25 (b)	8,000	7,512
CenturyLink Inc.
7.50%, 04/01/24 (c)	1,979	2,033
5.63%, 04/01/25 (c)	10,000	9,470
Cincinnati Bell Inc.
7.00%, 07/15/24 (b)	4,000	3,651
CommScope Technologies LLC
5.00%, 03/15/27 (b)	6,000	5,648
Frontier Communications Corp.
11.00%, 09/15/25 (c)	9,000	7,201
8.50%, 04/01/26 (b)	3,502	3,380
7.88%, 01/15/27	2,000	1,166
9.00%, 08/15/31 (c)	3,000	1,961
Hughes Satellite Systems Corp.
5.25%, 08/01/26	2,896	2,715
6.63%, 08/01/26	2,896	2,682
Intelsat Jackson Holdings SA
7.50%, 04/01/21	3,000	2,978
5.50%, 08/01/23	8,000	7,183
9.75%, 07/15/25 (b)	6,956	7,328
Level 3 Communications Inc.
5.75%, 12/01/22	5,000	5,007
Neptune Finco Corp.
10.88%, 10/15/25 (b)	5,044	5,812
Radiate Holdco LLC
6.63%, 02/15/25 (b) (c)	2,461	2,258
Sable International Finance Ltd.
6.88%, 08/01/22 (b)	2,667	2,776
Sprint Capital Corp.
6.88%, 11/15/28	6,000	5,760
	Shares/Par[1]	Value ($)
Sprint Corp.
7.13%, 06/15/24	15,000	15,123
7.63%, 02/15/25	3,000	3,070
Sprint Nextel Corp.
7.00%, 03/01/20 (b)	4,000	4,152
6.00%, 11/15/22	5,000	4,956
Telecom Italia Capital SA
6.00%, 09/30/34	3,214	3,059
Telesat Canada
8.88%, 11/15/24 (b)	5,591	6,016
T-Mobile USA Inc.
4.00%, 04/15/22 (c)	2,000	1,978
6.50%, 01/15/24	5,000	5,203
6.00%, 04/15/24	2,000	2,074
5.13%, 04/15/25	5,000	5,023
5.38%, 04/15/27	2,000	1,957
4.75%, 02/01/28	3,001	2,776
Windstream Services LLC
6.38%, 08/01/23 (b) (c)	5,398	3,343
Zayo Group LLC
6.00%, 04/01/23	9,111	9,272
		154,523
Utilities 1.4%
AES Corp.
5.50%, 04/15/25	11,041	11,093
5.13%, 09/01/27	6,000	5,993
Calpine Corp.
5.75%, 01/15/25 (c)	11,000	10,072
Dynegy Inc.
8.00%, 01/15/25 (b)	4,000	4,298
		31,456
Total Corporate Bonds And Notes (cost $1,885,722)		1,844,025
SENIOR LOAN INTERESTS 4.8%
Consumer Discretionary 2.2%
Bass Pro Group LLC
Term Loan B, 7.09%, (3M LIBOR + 5.00%), 11/15/23 (l)	11,920	11,928
Cowlitz Tribal Gaming Authority
Term Loan, 12.48%, (3M LIBOR + 10.50%), 12/01/21 (f) (l)	11,059	11,833
CSC Holdings LLC
Term Loan B, 4.57%, (3M LIBOR + 2.50%), 01/12/26 (l)	857	853
Gibson Brands Inc.
Term Loan, 11.00%, (1M LIBOR + 9.00%), 01/03/19 (l)	589	702
Term Loan, 11.01%, (1M LIBOR + 9.00%), 01/03/19 (l)	353	421
IRB Holding Corp.
1st Lien Term Loan, 5.28%, (3M LIBOR + 3.25%), 01/17/25 (l)	308	308
1st Lien Term Loan, 5.25%, (3M LIBOR + 3.25%), 01/18/25 (l)	379	379
Jo-Ann Stores Inc.
Term Loan, 7.51%, (3M LIBOR + 5.00%), 09/29/23 (l)	6,546	6,492
Liberty Cablevision of Puerto Rico LLC
1st Lien Term Loan, 5.85%, (3M LIBOR + 3.50%), 12/24/21 (l)	3,200	3,093
2nd Lien Term Loan, 9.10%, (3M LIBOR + 6.75%), 06/23/23 (l)	677	624
Stars Group Holdings BV
Term Loan, 0.00%, (3M LIBOR + 3.00%), 10/20/19 (f) (l) (o)	6,000	6,000
UFC Holdings LLC
1st Lien Term Loan, 5.24%, (3M LIBOR + 3.25%), 07/22/23 (l)	1,479	1,479
2nd Lien Term Loan, 9.48%, (3M LIBOR + 7.50%), 07/26/24 (l)	3,800	3,819
		47,931
Consumer Staples 0.3%
BJ's Wholesale Club Inc.
1st Lien Term Loan, 5.53%, (3M LIBOR + 3.50%), 01/26/24 (l)	6,056	6,049

See accompanying Notes to Financial Statements.

223

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Energy 0.5%
California Resources Corp.
1st Lien Term Loan, 6.84%, (3M LIBOR + 4.75%), 11/08/22 (l)	5,120	5,206
Foresight Energy LLC
1st Lien Term Loan, 8.11%, (1M LIBOR + 5.75%), 03/16/22 (l)	4,128	4,096
Medallion Midland Acquisition LLC
1st Lien Term Loan, 5.34%, (3M LIBOR + 3.25%), 10/31/24 (l)	2,388	2,364
		11,666
Financials 0.1%
Acrisure LLC
Term Loan B, 6.61%, (3M LIBOR + 4.25%), 11/22/23 (l)	3,271	3,257
Health Care 0.9%
Air Methods Corp.
Term Loan B, 5.80%, (3M LIBOR + 3.50%), 04/12/24 (l)	5,089	4,871
Alphabet Holding Co. Inc.
1st Lien Term Loan, 5.59%, (3M LIBOR + 3.50%), 08/15/24 (l)	5,425	5,040
2nd Lien Term Loan, 9.84%, (3M LIBOR + 7.75%), 08/09/25 (l)	5,390	4,368
Change Healthcare Holdings Inc.
Term Loan B, 4.73%, (3M LIBOR + 2.75%), 02/02/24 - 02/03/24 (l)	4,840	4,819
		19,098
Information Technology 0.2%
SS&C Technologies Holdings Europe SARL
Term Loan B-4, 4.59%, (3M LIBOR + 2.50%), 02/27/25 (l)	1,289	1,289
SS&C Technologies Inc.
Term Loan B-3, 4.59%, (3M LIBOR + 2.50%), 02/27/25 (l)	3,484	3,482
		4,771
Telecommunication Services 0.6%
Frontier Communications Corp.
Term Loan B-1, 5.74%, (3M LIBOR + 3.75%), 05/31/24 (l)	4,653	4,593
Intelsat Jackson Holdings SA
Term Loan B-5, 6.63%, 01/15/24	2,200	2,268
MTN Infrastructure TopCo Inc.
1st Lien Term Loan B, 4.98%, (3M LIBOR + 3.00%), 10/27/24 (l)	671	672
Windstream Services LLC
Term Loan B-6, 6.09%, (3M LIBOR + 4.00%), 03/29/21 (l)	5,803	5,500
		13,033
Total Senior Loan Interests (cost $105,983)		105,805
GOVERNMENT AND AGENCY OBLIGATIONS 0.6%
U.S. Treasury Securities 0.6%
U.S. Treasury Bond
2.88%, 11/15/46	2,000	1,956
U.S. Treasury Note
1.25%, 05/31/19	8,000	7,922
1.50%, 08/15/26	4,000	3,611
Total Government And Agency Obligations (cost $13,840)		13,489
PREFERRED STOCKS 0.4%
Energy 0.1%
Vantage Drilling International (d) (m)	14	3,480
Financials 0.3%
Federal National Mortgage Association - Series S, 0.00%, (callable at 25 beginning 12/31/20) (c) (d) (e) (g)	519	3,280
Morgan Stanley - Series K, 5.85%, (callable at 25 beginning 04/15/27) (g)	100	2,569
		5,849
Total Preferred Stocks (cost $9,272)		9,329
OTHER EQUITY INTERESTS 0.0%
Quicksilver Resources Inc. Escrow (d) (f) (p)	53,443	—
Quicksilver Resources Inc. Escrow (d) (f) (p)	10,557	—
T-Mobile USA Inc. Escrow (d) (f)	3,001	—
	Shares/Par[1]	Value ($)
T-Mobile USA Inc. Escrow (d) (f) (p)	5,000	—
T-Mobile USA Inc. Escrow (d) (f) (p)	2,000	—
T-Mobile USA Inc. Escrow (d) (f) (p)	2,000	—
T-Mobile USA Inc. Escrow (d) (f) (p)	5,000	—
T-Mobile USA Inc. Escrow (d) (f) (p)	2,000	—
Vantage Drilling Co. Escrow (c) (d) (f) (p)	8,119	—
Total Other Equity Interests (cost $0)		—
COMMON STOCKS 5.1%
Consumer Discretionary 1.3%
AMC Networks Inc. - Class A (d)	100	6,220
Caesars Entertainment Corp. (c) (d)	17	177
DISH Network Corp. - Class A (d)	80	2,689
Home Interior Gift Inc. (d) (f)	429	—
MGM Resorts International	200	5,806
Michaels Cos. Inc. (d)	225	4,313
Party City Holdco Inc. (c) (d)	105	1,601
ServiceMaster Global Holdings Inc. (d)	140	8,326
		29,132
Consumer Staples 0.2%
B&G Foods Inc. (c)	150	4,485
Energy 1.3%
Chaparral Energy Inc. (b) (d)	4	82
Chaparral Energy Inc. - Class A (d)	578	10,923
Chaparral Energy Inc. - Class B (d) (q)	119	2,224
Energy Transfer Partners LP	113	2,142
MPLX LP	87	2,977
Ocean Rig UDW Inc. (d)	105	3,096
Prairie Provident Resources Inc. (b) (d)	224	68
Summit Midstream Partners LP	200	3,080
Titan Energy LLC (d)	75	22
Williams Partners LP	70	2,841
		27,455
Financials 0.4%
JPMorgan Chase & Co.	90	9,378
Health Care 0.5%
DaVita Inc. (d)	80	5,555
Valeant Pharmaceuticals International Inc. (d)	200	4,648
		10,203
Industrials 0.2%
Builders FirstSource Inc. (d)	250	4,572
Information Technology 0.1%
EchoStar Corp. - Class A (d)	70	3,108
New Cotai LLC (d) (f)	—	1
		3,109
Materials 1.0%
First Quantum Minerals Ltd. (c)	20	294
Freeport-McMoRan Inc. - Class B	270	4,660
Huntsman Corp.	250	7,300
Ingevity Corp. (d)	—	1
LyondellBasell Industries NV - Class A	80	8,840
WestRock Co.	—	5
		21,100
Real Estate 0.1%
Outfront Media Inc.	151	2,945
Total Common Stocks (cost $106,090)		112,379
INVESTMENT COMPANIES 1.7%
Eaton Vance Senior Floating-Rate Trust	300	4,311
Invesco Senior Income Trust	805	3,444
Kayne Anderson MLP Investment Co. (c)	199	3,752
PIMCO Floating Rate Strategy Fund	400	4,188
SPDR Barclays High Yield Bond ETF (c)	611	21,690
Total Investment Companies (cost $39,250)		37,385
SHORT TERM INVESTMENTS 13.0%
Investment Companies 1.3%
JNL Government Money Market Fund - Institutional Class, 1.79% (r) (s)	27,901	27,901

See accompanying Notes to Financial Statements.

224

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Securities Lending Collateral 11.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95% (s)	257,707	257,707
Total Short Term Investments (cost $285,608)		285,608
Total Investments 110.5% (cost $2,459,395)		2,421,896
Other Derivative Instruments 0.0%		1
Other Assets and Liabilities, Net (10.5)%		(230,171)
Total Net Assets 100.0%		2,191,726

(a)  The Fund had an unfunded commitment at June 30, 2018. See Unfunded Commitments in the Schedules of Investments.

(b)  The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2018, the value and the percentage of net assets of these liquid securities was $975,990 and 44.5%, respectively.

(c)  All or portion of the security was on loan.

(d)  Non-income producing security.

(e)   Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date. The aggregate value of these securities represented 1.1% of the Fund’s net assets.

(f)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(g)  Perpetual security. Next contractual call date presented, if applicable.

(h)   Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(i)   The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(j)   Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(k)  The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(l)   Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(m)   Convertible security.

(n)  Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2018.

(o)   This senior loan will settle after June 30, 2018. The reference rate and spread presented will go into effect upon settlement.

(p)  Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(q)   Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(r)   Investment in affiliate.

(s)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

	Shares/Par[1]	Value ($)
JNL/PPM America Total Return Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 14.6%
American Airlines Pass-Through Trust
Series 2013-B-2, 5.60%, 07/15/20 (a)	1,807	1,839
Series 2013-A-2, 4.95%, 01/15/23	1,172	1,207
Series 2016-AA-2, 3.20%, 06/15/28	2,845	2,688
American Express Credit Account Master Trust
Series 2014-A-1, 2.44%, (1M US LIBOR + 0.37%), 05/15/19 (b)	832	834
American Tower Trust I
Series 2013-A-2, 3.07%, 03/15/23 (a)	6,596	6,432
AmeriCredit Automobile Receivables Trust
Series 2016-A2A-4, 1.34%, 04/08/20	272	272
Series 2016-A3-1, 1.81%, 10/08/20	1,177	1,175
Ascentium Equipment Receivables Trust
Series 2017-A2-1A, 1.87%, 07/10/19 (a)	622	621
Series 2017-A2-2A, 2.00%, 05/11/20 (a)	1,023	1,017
Series 2018-A2-1A, 2.92%, 12/10/20 (a)	1,760	1,758
Series 2017-A3-1A, 2.29%, 06/10/21 (a)	1,177	1,165
Series 2017-A3-2A, 2.31%, 12/10/21 (a)	1,587	1,559
Series 2016-A3-1A, REMIC, 1.92%, 12/10/19 (a)	292	292
Aventura Mall Trust
Series 2013-A-AVM, REMIC, 3.87%, 12/05/20 (a) (b)	5,060	5,148
Banc of America Re-REMIC Trust
Series 2015-B-200P, REMIC, 3.49%, 04/16/25 (a)	1,985	1,940
BANK 2017-BNK5
Series 2017-AS-BNK5, REMIC, 3.62%, 06/15/27	2,286	2,241
Bank of The West Auto Trust
Series 2017-A2-1, 1.78%, 02/15/21 (a)	2,562	2,550
Series 2017-A3-1, 2.11%, 01/15/23 (a)	3,171	3,116
BCC Funding XIV LLC
Series 2018-A2-1A, 2.96%, 06/20/23 (a) (c)	2,478	2,468
BMW Floorplan Master Owner Trust
Series 2018-A1-1, 3.15%, 05/17/21 (d) (e)	2,068	2,071
Capital One Multi-Asset Execution Trust
Series 2016-A1-A1, 2.52%, (1M US LIBOR + 0.45%), 04/15/19 (b)	5,714	5,729
CarMax Auto Owner Trust
Series 2017-A3-3, 1.97%, 04/15/22	2,307	2,273
CCG Receivables Trust
Series 2018-A2-1, 2.50%, 02/14/21 (a)	2,815	2,801
Chesapeake Funding II LLC
Series 2017-A1-3A, 1.91%, 01/15/21 (a)	3,606	3,563
Chrysler Capital Auto Receivables Trust
Series 2016-A3-BA, 1.64%, 07/15/21 (a)	2,202	2,189
CIG Auto Receivables Trust
Series 2017-A-1A, 2.71%, 05/15/23 (a)	1,273	1,265
Citibank Credit Card Issuance Trust
Series 2013-A4-A4, 2.51%, (1M US LIBOR + 0.42%), 07/24/18 (b)	1,522	1,522
Series 2017-A9-A9, 1.80%, 09/20/19	3,000	2,963
Citigroup Mortgage Loan Trust Inc.
Series 2014-A1-J1, REMIC, 3.50%, 08/25/23 (a)	1,813	1,789
CNH Equipment Trust
Series 2015-A3-B, REMIC, 1.37%, 12/17/18	102	102
COLT Funding LLC
Series 2018-A1-1, REMIC, 2.93%, 02/25/48 (a) (b)	980	972
COLT Mortgage Loan Trust
Series 2017-A1A-2, REMIC, 2.41%, 10/25/47 (a) (b)	1,912	1,879
Continental Airlines Inc. Pass-Through Trust
Series 2012-B-1, 6.25%, 04/11/20	374	386
Series 2012-A-1, 4.15%, 04/11/24	1,557	1,569
Series 2012-A-2, 4.00%, 10/29/24	1,373	1,377
Crown Castle Towers LLC
Series 2010-C-6, 4.88%, 08/15/20 (a)	1,450	1,483
CSMC Trust
Series 2017-A3-HL2, 3.50%, 10/25/47 (a) (b)	2,675	2,629
Series 2017-A1-HL1, REMIC, 3.50%, 06/25/47 (a) (b)	4,342	4,269
Dell Equipment Finance Trust
Series 2016-B-1, 2.03%, 01/22/19 (a)	697	695

See accompanying Notes to Financial Statements.

225

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Series 2017-A2-1, 1.86%, 06/24/19 (a)	1,921	1,918
Series 2018-A2A-1, 2.97%, 10/22/20 (d) (e)	2,573	2,573
Series 2017-A3-2, 2.19%, 10/24/22 (a)	1,612	1,594
Delta Air Lines Pass-Through Trust
Series 2010-A-1, 6.20%, 07/02/18	—	—
Series 2010-A-2, 4.95%, 05/23/19	78	79
Engs Commercial Finance Trust
Series 2018-A1-1A, 2.97%, 02/22/21 (a)	1,118	1,116
Ford Credit Auto Owner Trust
Series 2014-B-C, 1.97%, 04/15/20	1,256	1,252
Series 2015-C-B, 2.21%, 01/15/21	1,009	1,004
Ford Credit Floorplan Master Owner Trust
Series 2016-A1-5, 1.95%, 11/15/19 (c)	12,304	12,147
Foundation Finance Trust
Series 2017-A-1A, 3.30%, 07/15/33 (a)	2,028	2,009
Freddie Mac Multifamily Aggregation Risk Transfer
Series 2017-A-KT01, REMIC, 2.40%, (1M US LIBOR + 0.32%), 02/25/20 (b)	4,645	4,649
GM Financial Automobile Leasing Trust
Series 2016-A3-2, 1.62%, 09/20/19	1,357	1,353
Series 2017-A3-1, 2.06%, 05/20/20	5,186	5,156
Series 2017-A3-3, 2.01%, 11/20/20	2,328	2,301
GreatAmerica Leasing Receivables Funding LLC
Series 2017-A2-1, 1.72%, 04/22/19 (a)	369	368
Series 2017-A3-1, 2.06%, 06/22/20 (a)	1,123	1,116
Series 2018-A3-1, 2.60%, 06/15/21 (a)	1,306	1,296
Series 2018-A4-1, 2.83%, 06/17/24 (a)	865	856
GS Mortgage Securities Trust
Series 2017-B-SLP, REMIC, 3.77%, 10/10/22 (a)	4,077	4,069
Hilton Grand Vacations Trust
Series 2017-A-AA, 2.66%, 12/27/28 (a)	2,022	1,985
John Deere Owner Trust
Series 2016-A3-B, 1.25%, 07/15/19	1,779	1,767
JPMorgan Mortgage Trust
Series 2014-A1-5, REMIC, 3.00%, 10/25/26 (a) (b)	1,414	1,397
Series 2016-2A1-3, REMIC, 3.00%, 10/25/46 (a) (b)	2,570	2,530
Series 2017-A3-2, REMIC, 3.50%, 05/25/47 (a) (b)	5,090	5,004
Series 2017-A6-4, REMIC, 3.00%, 11/25/47 (a) (b)	1,780	1,758
Series 2017-A6-6, REMIC, 3.00%, 01/25/48 (a) (b)	2,914	2,879
Kubota Credit Owner Trust
Series 2016-A3-1A, 1.50%, 07/15/20 (a)	2,265	2,246
Series 2018-A2-1A, 2.80%, 02/16/21 (a)	3,230	3,228
MVW Owner Trust
Series 2013-A-1A, 2.15%, 04/22/30 (a)	407	402
Series 2017-A-1A, 2.42%, 12/20/34 (a)	2,225	2,168
SBA Tower Trust
Series 2014-C-1, 2.90%, 10/15/44 (a)	5,000	4,968
Sequoia Mortgage Trust
Series 2017-A4-3, REMIC, 3.50%, 04/25/47 (a) (b)	1,058	1,047
Verizon Owner Trust
Series 2016-A-2A, 1.68%, 05/20/21 (a)	3,340	3,306
Series 2017-A-2A, 1.92%, 12/20/21 (a)	6,142	6,057
Voya CLO Ltd.
Series 2013-A1R-2A, 3.31%, (3M US LIBOR + 0.97%), 04/25/31 (a) (b)	1,970	1,963
Wells Fargo Commercial Mortgage Trust
Series 2017-B-C38, 3.92%, 07/15/50 (b)	1,371	1,336
Westlake Automobile Receivables Trust
Series 2018-A1-2A, 2.50%, 05/15/19 (d) (e)	5,039	5,040
Series 2016-A2-3A, 1.42%, 10/15/19 (a)	159	159
Total Non-U.S. Government Agency Asset-Backed Securities (cost $176,074)		173,944
CORPORATE BONDS AND NOTES 42.6%
Consumer Discretionary 2.6%
A&E Television Networks LLC
3.11%, 08/22/19 (f)	1,000	993
CCO Holdings LLC
5.13%, 05/01/27 (a)	3,282	3,065
	Shares/Par[1]	Value ($)
Charter Communications Operating LLC
6.38%, 10/23/35	2,235	2,335
6.83%, 10/23/55	1,030	1,109
Comcast Corp.
3.40%, 07/15/46	1,700	1,375
Ford Motor Co.
5.29%, 12/08/46	1,093	1,013
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24	3,133	2,978
Home Depot Inc.
2.13%, 09/15/26	3,383	3,014
KFC Holding Co.
5.25%, 06/01/26 (a)	174	171
4.75%, 06/01/27 (a)	2	2
NBCUniversal Enterprise Inc.
5.25%, (callable at 100 beginning 03/19/21) (a) (g)	1,589	1,601
Nemak SAB de CV
4.75%, 01/23/25 (a)	4,610	4,370
Netflix Inc.
5.88%, 11/15/28 (a)	1,810	1,830
Numericable - SFR SA
7.38%, 05/01/26 (a)	2,087	2,039
Schaeffler Verwaltung Zwei GmbH
4.88%, 09/15/21 (a) (h)	1,100	1,084
5.50%, 09/15/26 (a) (h)	644	608
Target Corp.
3.90%, 11/15/47	3,088	2,865
		30,452
Consumer Staples 1.7%
BAT Capital Corp.
3.56%, 08/15/27 (a)	1,068	993
4.39%, 08/15/37 (a)	4,765	4,468
4.54%, 08/15/47 (a)	845	788
General Mills Inc.
4.20%, 04/17/28	498	487
JBS Investments GmbH
7.25%, 04/03/24 (a)	1,959	1,895
Kraft Heinz Foods Co.
3.95%, 07/15/25	1,756	1,709
5.00%, 07/15/35	1,605	1,580
Maple Escrow Subsidiary Inc.
4.99%, 05/25/38 (a)	705	709
Mars Inc.
3.74%, 10/11/27 (f)	1,200	1,191
Pilgrim's Pride Corp.
5.88%, 09/30/27 (a)	1,062	988
Post Holdings Inc.
5.63%, 01/15/28 (a)	559	524
Reynolds American Inc.
4.45%, 06/12/25	2,391	2,403
5.70%, 08/15/35	975	1,049
7.00%, 08/04/41	812	986
		19,770
Energy 4.7%
Andeavor Corp.
3.80%, 04/01/28	761	719
4.50%, 04/01/48	881	806
Andeavor Logistics LP
3.50%, 12/01/22	1,149	1,122
4.25%, 12/01/27 (i)	1,018	981
5.20%, 12/01/47	1,116	1,076
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25	1,158	1,206
5.13%, 06/30/27	4,545	4,505
Columbia Pipeline Group Inc.
3.30%, 06/01/20	743	739
4.50%, 06/01/25	746	747
5.80%, 06/01/45	933	1,038
Continental Resources Inc.
4.38%, 01/15/28	2,018	2,004
Denbury Resources Inc.
9.00%, 05/15/21 (a)	500	529

See accompanying Notes to Financial Statements.

226

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Endeavor Energy Resources LP
5.50%, 01/30/26 (a)	316	307
5.75%, 01/30/28 (a)	316	309
Energy Transfer Equity LP
4.25%, 03/15/23	2,290	2,214
5.50%, 06/01/27	534	534
Energy Transfer Partners LP
5.80%, 06/15/38	3,000	2,965
6.13%, 12/15/45	500	499
Enterprise Products Operating LLC
3.75%, 02/15/25	766	758
3.70%, 02/15/26	440	430
EP Energy LLC
8.00%, 11/29/24 (a) (i)	2,530	2,551
8.00%, 02/15/25 (a)	949	735
EQT Midstream Partners LP
5.50%, 07/15/28	2,865	2,866
Everest Acquisition Finance Inc.
7.75%, 05/15/26 (a)	825	843
Jones Energy Holdings LLC
9.25%, 03/15/23 (a)	3,060	3,065
MPLX LP
4.00%, 03/15/28	3,165	3,010
5.20%, 03/01/47	1,586	1,567
Nabors Industries Inc.
5.50%, 01/15/23	441	425
Oasis Petroleum Inc.
6.25%, 05/01/26 (a) (i)	2,416	2,444
Parsley Energy LLC
5.25%, 08/15/25 (a)	716	704
PDC Energy Inc.
5.75%, 05/15/26 (a)	1,559	1,559
Petroleos Mexicanos
2.29%, 02/15/24	1,957	1,895
Regency Energy Partners LP
5.88%, 03/01/22	2,809	2,967
Sabine Pass Liquefaction LLC
5.75%, 05/15/24	1,150	1,227
5.63%, 03/01/25	241	258
4.20%, 03/15/28	3,234	3,113
Transocean Proteus Ltd.
6.25%, 12/01/24 (a)	3,193	3,241
		55,958
Financials 18.1%
AerCap Ireland Capital Ltd.
4.63%, 10/30/20	523	533
3.50%, 05/26/22	1,110	1,085
3.65%, 07/21/27	1,724	1,570
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26	2,988	2,921
4.90%, 02/01/46	5,689	5,845
Athene Global Funding
2.75%, 04/20/20 (a)	2,800	2,763
4.00%, 01/25/22 (a)	4,205	4,231
3.00%, 07/01/22 (a)	6,331	6,127
Athene Holding Ltd.
4.13%, 01/12/28	4,200	3,858
Bank of America Corp.
5.88%, (callable at 100 beginning 03/15/28) (g)	2,656	2,602
6.25%, (callable at 100 beginning 09/05/24) (g)	1,683	1,759
3.55%, 03/05/24	3,600	3,555
4.00%, 01/22/25	1,097	1,087
3.37%, 01/23/26	2,023	1,945
4.25%, 10/22/26	6,040	5,964
3.25%, 10/21/27	671	625
3.82%, 01/20/28 (b)	3,240	3,164
Bank of Montreal
3.10%, 04/13/21	4,000	3,983
2.35%, 09/11/22	2,000	1,915
Barclays Plc
8.25%, (callable at 100 beginning 12/15/18) (g) (j)	4,100	4,177
4.97%, 05/16/29 (b) (j)	3,531	3,497
Bayer US Finance II LLC
4.38%, 12/15/28 (d) (e)	4,537	4,536
	Shares/Par[1]	Value ($)
BNP Paribas SA
3.50%, 03/01/23 (a)	3,000	2,916
Bunge Ltd. Finance Corp.
8.50%, 06/15/19 (k)	100	105
Capital One Financial Corp.
3.30%, 10/30/24	2,528	2,408
3.75%, 03/09/27	3,033	2,874
3.80%, 01/31/28	3,677	3,467
Citigroup Inc.
5.90%, (callable at 100 beginning 02/15/23) (g)	2,217	2,257
2.75%, 04/25/22	1,500	1,452
4.05%, 07/30/22	795	799
4.04%, 06/01/24	4,000	4,019
4.45%, 09/29/27	6,619	6,510
Credit Agricole SA
3.75%, 04/24/23 (a)	2,018	1,976
Credit Suisse AG
6.50%, 08/08/23 (a)	5,986	6,357
3.63%, 09/09/24	1,000	983
Credit Suisse Group AG
7.50%, (callable at 100 beginning 12/11/23) (a) (g)	2,448	2,524
4.21%, 06/12/24 (d) (e)	2,515	2,512
3.87%, 01/12/29 (a)	2,180	2,049
Diamond 1 Finance Corp.
8.35%, 07/15/46 (a)	3,257	3,927
Enstar Group Ltd.
4.50%, 03/10/22	2,484	2,473
General Motors Financial Co. Inc.
4.20%, 03/01/21	1,576	1,598
Glencore Funding LLC
3.00%, 10/27/22 (a)	1,300	1,246
Goldman Sachs Group Inc.
2.60%, 12/27/20	3,010	2,957
2.35%, 11/15/21	768	738
3.00%, 04/26/22	2,983	2,915
2.91%, 07/24/23	1,540	1,483
4.25%, 10/21/25	2,071	2,037
4.22%, 05/01/29	3,989	3,919
6.75%, 10/01/37	1,500	1,779
HSBC Holdings Plc
6.88%, (callable at 100 beginning 06/01/21) (g) (i) (j)	2,500	2,584
3.33%, (3M US LIBOR + 1.00%), 05/18/24 (b)	2,327	2,323
3.95%, 05/18/24	3,062	3,052
4.38%, 11/23/26	2,260	2,216
Icahn Enterprises LP
6.38%, 12/15/25	6,235	6,209
Intesa Sanpaolo SpA
3.88%, 01/12/28 (a)	2,350	2,014
JPMorgan Chase & Co.
5.30%, (callable at 100 beginning 05/01/20) (g)	1,325	1,350
2.95%, 10/01/26	2,720	2,526
3.78%, 02/01/28 (b)	2,151	2,097
4.01%, 04/23/29	3,000	2,960
JPMorgan Chase Bank NA
3.22%, 03/01/25	2,128	2,052
3.51%, 01/23/29	1,650	1,561
Lincoln National Corp.
3.80%, 03/01/28	528	504
4.35%, 03/01/48	876	809
Lloyds Banking Group Plc
4.45%, 05/08/25 (j)	5,054	5,086
Morgan Stanley
3.54%, (3M US LIBOR + 1.18%), 01/20/22 (b)	7,975	8,071
4.88%, 11/01/22	4,381	4,537
4.10%, 05/22/23	1,550	1,553
3.88%, 04/29/24	5,121	5,118
3.63%, 01/20/27	2,532	2,435
3.59%, 07/22/28 (b)	3,914	3,719
National Rural Utilities Cooperative Finance Corp.
4.75%, 04/30/43 (b)	1,071	1,079
Reckitt Benckiser Treasury Services Plc
2.75%, 06/26/24 (a)	3,179	2,999

See accompanying Notes to Financial Statements.

227

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
SAP Ireland US-Financial Services Ltd.
2.82%, 11/15/20 (f)	2,485	2,462
3.18%, 11/15/22 (f)	2,485	2,445
UBS AG
2.45%, 12/01/20 (a)	2,291	2,240
Wells Fargo & Co.
5.88%, (callable at 100 beginning 06/15/25) (g)	2,149	2,219
2.10%, 07/26/21	1,560	1,500
4.48%, 01/16/24	355	362
Ziggo Secured Finance BV
5.50%, 01/15/27 (a)	1,500	1,403
		215,507
Health Care 3.9%
Abbott Laboratories
4.75%, 11/30/36	1,324	1,393
Actavis Funding SCS
4.55%, 03/15/35	1,022	969
4.85%, 06/15/44	298	288
4.75%, 03/15/45	750	716
Becton Dickinson & Co.
3.36%, 06/06/24	4,050	3,888
Centene Corp.
4.75%, 05/15/22	1,684	1,694
6.13%, 02/15/24	192	202
4.75%, 01/15/25	566	563
Centene Escrow I Corp.
5.38%, 06/01/26 (d) (e)	2,808	2,845
Community Health Systems Inc.
8.63%, 01/15/24 (d) (e)	2,547	2,553
CVS Health Corp.
4.30%, 03/25/28	4,500	4,427
4.78%, 03/25/38	2,814	2,771
5.05%, 03/25/48	4,303	4,359
Express Scripts Holding Co.
3.40%, 03/01/27	2,645	2,418
4.80%, 07/15/46	1,126	1,069
HCA Inc.
4.25%, 10/15/19	1,564	1,576
Mayo Clinic Rochester
3.77%, 11/15/43	600	583
MEDNAX Inc.
5.25%, 12/01/23 (a)	1,430	1,397
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	997	1,161
Mylan NV
3.95%, 06/15/26	1,141	1,090
Perrigo Finance Plc
4.90%, 12/15/44	259	242
Perrigo Finance Unltd. Co.
4.38%, 03/15/26	750	733
UnitedHealth Group Inc.
3.85%, 06/15/28	3,123	3,129
Valeant Pharmaceuticals International Inc.
6.50%, 03/15/22 (a)	296	306
5.50%, 03/01/23 - 11/01/25 (a)	1,097	1,062
5.88%, 05/15/23 (a)	292	274
7.00%, 03/15/24 (a)	889	931
6.13%, 04/15/25 (a)	1,602	1,474
WellCare Health Plans Inc.
5.25%, 04/01/25	2,340	2,327
		46,440
Industrials 2.9%
AECOM
5.13%, 03/15/27	2,171	2,040
Aircastle Ltd.
6.25%, 12/01/19	1,270	1,311
4.13%, 05/01/24	1,756	1,685
Bombardier Inc.
8.75%, 12/01/21 (a)	1,560	1,720
General Electric Co.
5.00%, (callable at 100 beginning 01/21/21) (g)	13,151	12,990
International Lease Finance Corp.
4.63%, 04/15/21	2,237	2,282
	Shares/Par[1]	Value ($)
Mexico City Airport Trust
5.50%, 07/31/47 (d) (e)	4,840	4,288
Siemens Financieringsmaatschappij NV
1.70%, 09/15/21 (a)	1,000	952
Standard Industries Inc.
4.75%, 01/15/28 (a)	4,200	3,859
Union Pacific Corp.
3.60%, 09/15/37	2,210	2,015
4.38%, 09/10/38	1,200	1,209
		34,351
Information Technology 1.5%
Broadcom Corp.
3.88%, 01/15/27	1,360	1,285
CDK Global Inc.
5.88%, 06/15/26	1,443	1,474
Fidelity National Information Services Inc.
4.75%, 05/15/48	1,732	1,667
Microsoft Corp.
3.45%, 08/08/36	3,050	2,918
3.70%, 08/08/46	1,955	1,899
3.95%, 08/08/56	2,355	2,308
NXP BV
4.13%, 06/01/21 (a)	2,601	2,601
4.63%, 06/01/23 (a)	1,106	1,118
Oracle Corp.
3.25%, 11/15/27	994	950
4.00%, 11/15/47	2,071	1,951
		18,171
Materials 2.5%
Anglo American Capital Plc
4.75%, 04/10/27 (a)	2,539	2,500
4.00%, 09/11/27 (d) (e)	2,493	2,320
4.50%, 03/15/28 (a)	4,084	3,932
CF Industries Inc.
3.40%, 12/01/21 (a)	3,910	3,844
4.50%, 12/01/26 (a)	1,560	1,554
Freeport-McMoRan Inc.
3.88%, 03/15/23	1,578	1,490
4.55%, 11/14/24 (i)	3,808	3,619
5.40%, 11/14/34	1,794	1,631
Reynolds Group Issuer Inc.
5.85%, (3M US LIBOR + 3.50%), 07/15/21 (a) (b)	3,576	3,614
Samarco Mineracao SA
0.00%, 11/01/22 (d) (e) (l) (m)	345	251
0.00%, 09/26/24 (a) (l) (m)	340	250
Syngenta Finance NV
4.89%, 04/24/25 (a)	3,283	3,231
5.68%, 04/24/48 (a)	1,718	1,583
		29,819
Real Estate 0.6%
Crown Castle International Corp.
2.25%, 09/01/21	1,285	1,234
Equinix Inc.
5.75%, 01/01/25	1,437	1,449
5.88%, 01/15/26	329	333
5.38%, 05/15/27	733	730
ERP Operating LP
3.50%, 03/01/28	1,375	1,326
Prologis International Funding II
4.88%, 02/15/20 (a)	2,222	2,276
		7,348
Telecommunication Services 0.5%
AT&T Inc.
5.25%, 03/01/37	2,030	2,000
Hughes Satellite Systems Corp.
5.25%, 08/01/26	1,675	1,570
Sprint Spectrum Co. LLC
3.36%, 09/20/21 (a)	2,265	2,240
Vodafone Group Plc
5.00%, 05/30/38	770	761
		6,571

See accompanying Notes to Financial Statements.

228

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Utilities 3.6%
AES Corp.
4.00%, 03/15/21	5,165	5,146
Atlantic City Electric Co.
3.38%, 09/01/24	3,386	3,328
Avangrid Inc.
3.15%, 12/01/24	3,760	3,602
Basin Electric Power Cooperative
4.75%, 04/26/47 (a)	2,435	2,516
Commonwealth Edison Co.
3.75%, 08/15/47	2,149	2,013
Enel SpA
8.75%, 09/24/73 (a) (b)	1,472	1,623
Exelon Corp.
3.50%, 06/01/22 (n)	2,013	1,989
5.10%, 06/15/45	1,756	1,864
FirstEnergy Corp.
3.90%, 07/15/27	4,123	3,992
4.85%, 07/15/47 (k)	1,518	1,551
Oncor Electric Delivery Co. LLC
4.10%, 06/01/22	1,679	1,720
2.95%, 04/01/25	4,550	4,350
Pacific Gas & Electric Co.
3.30%, 12/01/27	2,400	2,151
PSEG Power LLC
3.85%, 06/01/23	3,750	3,731
Southern Co.
3.25%, 07/01/26	3,000	2,819
Wisconsin Energy Corp.
3.55%, 06/15/25	920	903
		43,298
Total Corporate Bonds And Notes (cost $514,747)		507,685
SENIOR LOAN INTERESTS 2.2%
Consumer Discretionary 0.5%
Charter Communications Operating LLC
Term Loan B, 4.10%, (3M LIBOR + 2.00%), 04/30/25 (b)	1,510	1,507
CSC Holdings LLC
1st Lien Term Loan, 4.32%, (3M LIBOR + 2.25%), 07/15/25 (b)	1,092	1,084
Term Loan B, 4.57%, (3M LIBOR + 2.50%), 01/12/26 (b)	268	267
Golden Nugget Inc.
Incremental Term Loan B, 4.80%, (3M LIBOR + 2.75%), 09/07/23 (b)	928	926
Incremental Term Loan B, 4.84%, (3M LIBOR + 2.75%), 10/04/23 (b)	1,208	1,206
UFC Holdings LLC
1st Lien Term Loan, 5.24%, (3M LIBOR + 3.25%), 07/22/23 (b)	1,477	1,477
		6,467
Consumer Staples 0.4%
JBS USA LLC
Term Loan B, 4.48%, (3M LIBOR + 2.50%), 10/30/22 (b)	992	983
Term Loan B, 4.83%, (3M LIBOR + 2.50%), 06/30/24 (b)	4,008	3,974
		4,957
Energy 0.4%
Chesapeake Energy Corp.
Term Loan, 9.59%, (3M LIBOR + 7.50%), 08/16/21 (b)	2,558	2,674
Talen Energy Supply LLC
Term Loan B-1, 6.09%, (3M LIBOR + 4.00%), 07/15/23 (b)	—	—
TEX Operations Co. LLC
Term Loan B, 3.98%, (3M LIBOR + 2.00%), 08/04/23 (b)	856	849
Term Loan B, 5.00%, (3M LIBOR + 2.00%), 08/04/23 (b)	—	—
Traverse Midstream Partners LLC
Term Loan, 5.85%, (3M LIBOR + 4.00%), 09/22/24 (b)	822	821
		4,344
	Shares/Par[1]	Value ($)
Health Care 0.1%
Valeant Pharmaceuticals International Inc.
Term Loan B, 4.98%, (3M LIBOR + 3.00%), 05/19/25 (b)	815	812
Industrials 0.3%
Gol LuxCo SA
1st Lien Term Loan, 6.50%, 08/18/20	3,100	3,174
Materials 0.1%
BWAY Holding Co.
Term Loan B, 5.59%, (3M LIBOR + 3.25%), 04/03/24 (b)	1,089	1,082
Telecommunication Services 0.4%
CenturyLink Inc.
Term Loan B, 4.84%, (3M LIBOR + 2.75%), 01/15/25 (b)	2,985	2,922
Sprint Communications Inc.
1st Lien Term Loan B, 4.62%, (3M LIBOR + 2.50%), 02/01/24 (b)	2,074	2,063
		4,985
Total Senior Loan Interests (cost $25,742)		25,821
GOVERNMENT AND AGENCY OBLIGATIONS 38.3%
Mortgage-Backed Securities 20.8%
Federal Home Loan Mortgage Corp.
2.50%, 08/01/31	1,572	1,529
2.50%, 02/01/32	2,548	2,478
5.00%, 02/01/38 - 11/01/41	2,320	2,479
4.50%, 03/01/42 - 10/01/43	3,505	3,682
3.00%, 08/01/43 - 11/01/46	5,276	5,116
4.00%, 10/01/45 - 02/01/47	8,731	8,920
4.00%, 08/01/46	779	796
3.00%, 07/01/32 - 11/01/46	16,126	15,657
3.50%, 04/01/42 - 11/01/47	9,686	9,659
3.50%, 11/01/47 (c)	12,678	12,618
Federal National Mortgage Association
2.50%, 01/01/31 - 11/01/31	3,787	3,690
3.50%, 01/01/33 (c)	2,962	3,002
5.00%, 06/01/35 - 05/01/42	2,400	2,570
3.00%, 09/01/30 - 01/01/47	20,435	20,016
4.00%, 10/01/44 - 09/01/47	29,253	29,847
3.07%, (12M US LIBOR +/- MBS Spread), 04/01/45 (b)	1,815	1,818
3.50%, 11/01/42 - 11/01/47	27,240	27,213
3.50%, 01/01/46 - 05/01/46	3,395	3,389
4.50%, 08/01/40 - 09/01/47	11,721	12,306
4.50%, 08/01/46	3,299	3,459
3.00%, 08/01/30 - 11/01/46	6,494	6,355
TBA, 4.50%, 07/15/48 (c)	3,482	3,625
Government National Mortgage Association
5.00%, 08/20/41	650	694
2.50%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity +/- MBS Spread), 05/20/43 (b)	531	542
3.00%, 07/15/45 - 12/20/46	10,270	10,068
3.00%, 07/20/45	5,491	5,395
3.50%, 08/20/46 - 09/20/46	10,800	10,870
4.00%, 05/20/44 - 07/20/47	12,416	12,752
3.50%, 03/20/47 (c)	5,915	5,944
3.50%, 08/20/42 - 05/20/47	16,640	16,757
TBA, 4.00%, 07/15/48 (c)	2,443	2,503
TBA, 4.50%, 07/15/48 (c)	2,408	2,503
		248,252
Municipal 0.3%
Port Authority of New York & New Jersey
4.46%, 10/01/62	1,490	1,582
State of California Department of Water Resources
1.71%, 05/01/21	2,677	2,589
		4,171
Sovereign 0.7%
Mexico Government International Bond
3.75%, 01/11/28	6,561	6,195
Saudi Arabia Government International Bond
5.00%, 04/17/49 (a)	2,434	2,356
		8,551

See accompanying Notes to Financial Statements.

229

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
U.S. Treasury Securities 16.5%
U.S. Treasury Bond
3.75%, 08/15/41	6,848	7,740
3.13%, 11/15/41	8,720	8,946
2.50%, 02/15/45	8,625	7,851
2.50%, 02/15/46 (c)	9,350	8,488
U.S. Treasury Note
1.38%, 02/29/20 - 04/30/20	13,710	13,434
2.00%, 11/15/21 - 02/15/22	17,192	16,791
1.88%, 04/30/22	14,930	14,487
1.63%, 04/30/19 - 05/31/23	22,000	21,063
2.75%, 02/15/24	21,579	21,545
2.50%, 05/15/24	15,150	14,909
2.25%, 11/15/25 (c)	36,751	35,344
1.50%, 05/31/19 - 08/15/26	20,693	19,862
2.25%, 08/15/27	6,350	6,040
		196,500
Total Government And Agency Obligations (cost $469,542)		457,474
SHORT TERM INVESTMENTS 5.1%
Investment Companies 4.3%
JNL Government Money Market Fund - Institutional Class, 1.79% (o) (p)	52,067	52,067
Securities Lending Collateral 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95% (p)	9,187	9,187
Total Short Term Investments (cost $61,254)		61,254
Total Investments 102.8% (cost $1,247,359)		1,226,178
Other Derivative Instruments 0.0%		20
Other Assets and Liabilities, Net (2.8)%		(33,409)
Total Net Assets 100.0%		1,192,789

(a)  The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2018, the value and the percentage of net assets of these liquid securities was $240,285 and 20.1%, respectively.

(b)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c)  All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2018, the total payable for investments purchased on a delayed delivery basis was $90,046.

(d)   The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(e)   Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(f)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(g)   Perpetual security. Next contractual call date presented, if applicable.

(h)   Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(i)   All or portion of the security was on loan.

(j)   Convertible security.

(k)  The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(l)   Non-income producing security.

Shares/Par[1]	Value ($)

(m)  Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(n)   Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2018.

(o)  Investment in affiliate.

(p)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

JNL/S&P International 5 Fund
COMMON STOCKS 98.6%
Australia 11.1%
AGL Energy Ltd.	15	243
AMP Ltd.	61	161
Aurizon Holdings Ltd.	64	203
Australia & New Zealand Banking Group Ltd.	11	229
BHP Billiton Ltd.	10	260
CIMIC Group Ltd.	3	99
Coca-Cola Amatil Ltd.	17	114
Crown Resorts Ltd.	21	210
Fortescue Metals Group Ltd.	62	203
Insurance Australia Group Ltd.	39	247
Macquarie Group Ltd.	3	283
Medibank Private Ltd.	92	198
Mirvac Group	148	238
Qantas Airways Ltd.	57	259
QBE Insurance Group Ltd.	31	226
South32 Ltd.	95	255
Stockland	71	210
Suncorp Group Ltd.	23	253
Telstra Corp. Ltd.	92	179
Vicinity Centres	115	221
Wesfarmers Ltd.	8	289
Westpac Banking Corp. (a)	10	224
Woodside Petroleum Ltd.	11	297
		5,101
Belgium 1.9%
KBC Groep NV	4	324
Solvay SA	3	315
UCB SA	3	252
		891
Canada 8.6%
Barrick Gold Corp.	32	418
Blackberry Ltd. (b)	19	180
Cameco Corp.	14	157
CGI Group Inc. - Class A (b)	6	406
George Weston Ltd.	2	133
Gildan Activewear Inc.	6	175
Husky Energy Inc. (b)	9	146
Imperial Oil Ltd.	8	279
Inter Pipeline Ltd.	10	193
Loblaw Cos. Ltd.	4	231
Magna International Inc.	7	384
Rogers Communications Inc. - Class B	8	385
Sun Life Financial Inc.	9	354
Teck Resources Ltd. - Class B	13	323
Wheaton Precious Metals Corp.	9	210
		3,974
Denmark 1.5%
Carlsberg A/S - Class B	3	382
Danske Bank A/S	10	311
		693
Finland 0.9%
UPM-Kymmene Oyj	11	411
France 9.2%
AtoS SE	3	410
AXA SA	13	306
BNP Paribas SA	5	308
Capgemini SA	3	427
Klepierre	10	361
Natixis	46	326
Orange SA	23	389

See accompanying Notes to Financial Statements.

230

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Renault SA (a)	4	311
Schneider Electric SE	5	375
Valeo SA	6	325
Veolia Environnement	16	347
Vinci SA	4	378
		4,263
Germany 3.4%
Allianz SE	2	349
BASF SE	4	357
Covestro AG	4	315
Hannover Rueck SE	1	162
Muenchener Rueckversicherungs AG	2	371
		1,554
Hong Kong 1.5%
CK Hutchison Holdings Ltd.	20	212
Hang Lung Properties Ltd.	93	192
Wharf Holdings Ltd.	60	193
Yue Yuen Industrial Holdings Ltd.	27	77
		674
Ireland 0.9%
ICON Plc (b)	3	417
Israel 0.2%
Bank Hapoalim BM	5	37
Bank Leumi Le-Israel BM	6	38
		75
Italy 4.5%
A2A SpA	98	171
Assicurazioni Generali SpA	21	353
Atlantia SpA	13	378
Banca Mediolanum SpA	20	133
Poste Italiane SpA	41	346
Snam Rete Gas SpA	88	366
Terna Rete Elettrica Nazionale SpA (a)	63	341
		2,088
Japan 23.3%
Amada Co. Ltd.	16	151
Bridgestone Corp.	7	285
Canon Inc.	9	280
Casio Computer Co. Ltd.	19	314
DIC Corp.	4	122
Electric Power Development Co. Ltd.	6	142
Hitachi Chemical Co. Ltd.	13	256
Honda Motor Co. Ltd.	9	261
Iida Group Holdings Co. Ltd.	8	147
ITOCHU Corp.	17	306
Japan Airlines Co. Ltd.	9	305
Japan Tobacco Inc.	11	319
JTEKT Corp.	9	121
Kansai Electric Power Co. Inc.	23	337
KDDI Corp.	13	361
Konica Minolta Holdings Inc.	31	285
Lawson Inc.	4	274
Mitsubishi Chemical Holdings Corp.	32	266
Mitsubishi Corp.	12	325
Mitsubishi Heavy Industries Ltd.	8	291
Mitsui & Co. Ltd.	18	297
Mixi Inc.	5	134
Mizuho Financial Group Inc.	174	293
Nippon Electric Glass Co. Ltd.	7	195
Nippon Paper Industry Co.	7	113
Nippon Steel Corp.	13	261
Nippon Telegraph & Telephone Corp.	7	318
Nissan Motor Co. Ltd.	31	303
Nomura Real Estate Holdings Inc.	9	193
Obayashi Corp.	25	257
Resona Holdings Inc.	57	304
Seiko Epson Corp.	17	293
Sekisui House Ltd.	18	323
Sojitz Corp.	87	317
Sompo Holdings Inc.	8	344
Subaru Corp. NPV	9	267
Sumitomo Chemical Co. Ltd.	52	296
Sumitomo Corp.	18	303
	Shares/Par[1]	Value ($)
Takeda Pharmaceutical Co. Ltd. (a)	6	241
Teijin Ltd.	14	262
Toyota Motor Corp.	5	311
		10,773
Netherlands 5.2%
Koninklijke KPN NV	125	340
Koninklijke Philips Electronics NV	10	435
Randstad NV	6	327
Royal Dutch Shell Plc - Class A	12	433
Royal Dutch Shell Plc - Class B	12	444
Unilever NV - CVA	8	419
		2,398
Norway 1.4%
Subsea 7 S.A. (a)	18	279
Telenor ASA	18	361
		640
Singapore 1.8%
Ascendas REIT	114	222
ComfortDelgro Corp. Ltd.	150	259
Genting International Plc	282	252
Singapore Technologies Engineering Ltd.	43	104
		837
South Korea 0.9%
Coway Co. Ltd.	3	215
S-Oil Corp.	2	216
		431
Spain 4.6%
ACS Actividades de Construccion y Servicios SA	8	305
Aena SME SA	2	350
Banco de Sabadell SA	187	312
Bankia SA	81	303
Red Electrica Corp. SA	20	407
Repsol SA	23	449
		2,126
Sweden 0.6%
Electrolux AB - Class B	12	275
Switzerland 1.5%
Swisscom AG	1	326
Zurich Insurance Group AG	1	354
		680
United Kingdom 15.2%
Admiral Group Plc	7	165
Aviva Plc	57	378
Barratt Developments Plc	47	316
Berkeley Group Holdings Plc	5	247
BHP Billiton Plc	19	423
British Land Co. Plc	30	268
Carnival Plc	6	340
Direct Line Insurance Group Plc	33	148
G4S Plc	48	169
International Consolidated Airlines Group SA	48	415
Legal & General Group Plc	109	381
Next Plc	6	467
Old Mutual Plc (b)	100	199
Persimmon Plc	11	368
Quilter Plc (b)	33	64
Relx Plc	19	411
Rio Tinto Plc	7	390
Royal Mail Plc	46	303
Schroders Plc	4	152
Smiths Group Plc	12	270
St. James's Place Plc	11	173
Standard Life Aberdeen Plc	77	328
Taylor Wimpey Plc	100	235
Unilever Plc	8	424
		7,034
United States of America 0.4%
Orbotech Ltd. (b)	3	177
Total Common Stocks (cost $45,516)		45,512

See accompanying Notes to Financial Statements.

231

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
RIGHTS 0.0%
Spain 0.0%
Repsol SA (b)	23	13
Total Rights (cost $13)		13
SHORT TERM INVESTMENTS 2.5%
Investment Companies 0.7%
JNL Government Money Market Fund - Institutional Class, 1.79% (c) (d)	338	338
Securities Lending Collateral 1.7%
Securities Lending Cash Collateral Fund LLC, 1.99% (c) (d)	798	798
Treasury Securities 0.1%
U.S. Treasury Bill
1.94%, 09/06/18 (e) (f)	30	30
Total Short Term Investments (cost $1,166)		1,166
Total Investments 101.1% (cost $46,695)		46,691
Other Derivative Instruments 0.0%		3
Other Assets and Liabilities, Net (1.1)%		(532)
Total Net Assets 100.0%		46,162

(a)  All or portion of the security was on loan.

(b)  Non-income producing security.

(c)   Investment in affiliate.

(d)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

(e)   All or a portion of the security is pledged or segregated as collateral.

(f)  The coupon rate represents the yield to maturity.

JNL/T. Rowe Price Established Growth Fund
COMMON STOCKS 98.6%
Consumer Discretionary 23.6%
Airbnb Inc. - Class E (a) (b) (c) (d)	85	9,136
Amazon.com Inc. (a)	520	884,312
Aptiv Plc	897	82,174
Booking Holdings Inc. (a)	189	383,152
Caesars Entertainment Corp. (a) (e)	3,882	41,535
Dollar General Corp.	331	32,681
Dollarama Inc.	1,129	43,748
Ferrari NV	386	52,167
Hilton Worldwide Holdings Inc.	326	25,779
Las Vegas Sands Corp.	810	61,852
Netflix Inc. (a)	369	144,555
Nike Inc. - Class B	1,175	93,616
NVR Inc. (a)	12	36,238
Tesla Inc. (a) (e)	632	216,831
Walt Disney Co.	957	100,314
Wynn Resorts Ltd.	466	78,046
		2,286,136
Consumer Staples 1.7%
PepsiCo Inc.	437	47,629
Philip Morris International Inc.	1,396	112,675
		160,304
Financials 6.0%
Charles Schwab Corp.	1,981	101,229
Chubb Ltd.	640	81,281
First Republic Bank	184	17,823
Intercontinental Exchange Inc.	1,197	88,032
JPMorgan Chase & Co.	947	98,698
Morgan Stanley	1,555	73,716
TD Ameritrade Holding Corp.	2,161	118,336
		579,115
Health Care 12.8%
Alexion Pharmaceuticals Inc. (a)	759	94,244
Anthem Inc.	468	111,398
Becton Dickinson & Co.	855	204,750
Centene Corp. (a)	629	77,442
CIGNA Corp.	232	39,421
Danaher Corp.	328	32,347
Intuitive Surgical Inc. (a)	317	151,726
Stryker Corp.	923	155,841
UnitedHealth Group Inc.	962	236,063
	Shares/Par[1]	Value ($)
Vertex Pharmaceuticals Inc. (a)	804	136,621
		1,239,853
Industrials 8.8%
American Airlines Group Inc.	754	28,605
Boeing Co.	952	319,430
Equifax Inc.	699	87,428
Fortive Corp.	1,053	81,230
Honeywell International Inc.	497	71,593
Illinois Tool Works Inc.	174	24,120
Roper Industries Inc.	333	91,922
TransUnion LLC	1,241	88,928
Wabtec Corp. (e)	603	59,490
		852,746
Information Technology 42.4%
Activision Blizzard Inc.	904	68,986
Adyen NV (a)	5	2,676
Alibaba Group Holding Ltd. - ADS (a) (e)	1,587	294,455
Alphabet Inc. - Class A (a)	223	251,696
Alphabet Inc. - Class C (a)	248	276,955
Apple Inc.	424	78,572
ASML Holding NV - ADR (e)	328	64,934
Broadcom Inc.	410	99,434
Dropbox Inc. (a) (c) (d) (f)	291	8,966
Dropbox Inc. - Class A (a)	91	2,941
Electronic Arts Inc. (a)	700	98,728
Facebook Inc. - Class A (a)	2,471	480,242
Fidelity National Information Services Inc.	642	68,029
Fiserv Inc. (a)	943	69,834
Intuit Inc.	795	162,476
MasterCard Inc. - Class A	1,281	251,742
Microsoft Corp.	5,109	503,789
PayPal Holdings Inc. (a)	1,667	138,774
Red Hat Inc. (a)	460	61,857
Salesforce.com Inc. (a)	1,283	174,988
ServiceNow Inc. (a)	418	72,113
Symantec Corp.	5,488	113,332
Tencent Holdings Ltd.	3,322	167,474
Texas Instruments Inc.	742	81,799
Visa Inc. - Class A	2,260	299,324
VMware Inc. - Class A (a)	284	41,779
Workday Inc. - Class A (a)	573	69,421
Worldpay Inc. - Class A (a)	1,347	110,133
		4,115,449
Materials 0.6%
DowDuPont Inc.	885	58,339
Real Estate 1.2%
Crown Castle International Corp.	1,109	119,566
WeWork Co. - Class A (a) (b) (c) (d)	6	276
		119,842
Utilities 1.5%
American Water Works Co. Inc.	386	32,923
NextEra Energy Inc.	216	36,095
Sempra Energy	675	78,378
		147,396
Total Common Stocks (cost $6,843,385)		9,559,180
PREFERRED STOCKS 0.4%
Consumer Discretionary 0.2%
Airbnb Inc. - Series D (a) (b) (c) (d)	167	17,984
Industrials 0.1%
Beijing Xiaoju Kuaizhi Co. Ltd. - Series A-17 (a) (b) (c) (d)	246	11,908
Real Estate 0.1%
WeWork Co. - Series E (a) (b) (c) (d)	152	6,966
Total Preferred Stocks (cost $18,542)		36,858
CORPORATE BONDS AND NOTES 0.2%
Consumer Discretionary 0.2%
Caesars Entertainment Corp.
5.00%, 10/01/24 (g)	10,449	17,753
Total Corporate Bonds And Notes (cost $18,422)		17,753

See accompanying Notes to Financial Statements.

232

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 0.5%
Investment Companies 0.5%
JNL Government Money Market Fund - Institutional Class, 1.79% (h) (i)	4,818	4,818
T. Rowe Price Government Reserve Fund, 1.88% (h) (i)	50,271	50,271
Total Short Term Investments (cost $55,089)		55,089
Total Investments 99.7% (cost $6,935,438)		9,668,880
Other Assets and Liabilities, Net 0.3%		28,953
Total Net Assets 100.0%		9,697,833

(a)  Non-income producing security.

(b)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(c)  The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(d)   Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(e)  All or portion of the security was on loan.

(f)  Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(g)  Convertible security.

(h)  Investment in affiliate.

(i)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

JNL/T. Rowe Price Mid-Cap Growth Fund
COMMON STOCKS 92.7%
Consumer Discretionary 15.4%
Aptiv Plc	547	50,122
ARAMARK Corp.	1,078	39,994
Burlington Stores Inc. (a)	253	38,084
Carmax Inc. (a) (b)	503	36,654
Darden Restaurants Inc.	173	18,521
Dollar General Corp.	996	98,206
Dunkin' Brands Group Inc. (b)	475	32,808
Expedia Group Inc.	310	37,259
Ferrari NV	90	12,151
Hilton Worldwide Holdings Inc.	275	21,769
Marriott International Inc. - Class A	366	46,336
MGM Resorts International	1,624	47,145
Michaels Cos. Inc. (a)	741	14,205
Norwegian Cruise Line Holdings Ltd. (a)	1,541	72,812
O'Reilly Automotive Inc. (a)	126	34,470
PVH Corp.	126	18,865
Royal Caribbean Cruises Ltd.	182	18,855
ServiceMaster Global Holdings Inc. (a)	732	43,532
Tapestry Inc.	2,182	101,921
Ulta Beauty Inc. (a)	90	21,011
Vail Resorts Inc.	201	55,112
		859,832
Consumer Staples 2.0%
Casey's General Stores Inc.	350	36,778
ConAgra Brands Inc.	636	22,724
Sprouts Farmers Market Inc. (a)	1,008	22,247
TreeHouse Foods Inc. (a)	593	31,138
		112,887
Energy 1.4%
ARC Resources Ltd.	980	10,122
Centennial Resource Development Inc. - Class A (a) (b)	921	16,633
Concho Resources Inc. (a)	366	50,636
		77,391
Financials 9.2%
Assurant Inc.	208	21,526
	Shares/Par[1]	Value ($)
Axis Capital Holdings Ltd.	186	10,345
CBOE Global Markets Inc.	454	47,248
Fidelity National Financial Inc.	1,913	71,967
Fifth Third Bancorp	1,103	31,656
KKR & Co. LP	1,108	27,534
MarketAxess Holdings Inc.	86	17,016
Oaktree Capital Group LLC - Class A	220	8,943
Progressive Corp.	1,269	75,061
SLM Corp. (a)	1,655	18,950
TD Ameritrade Holding Corp.	1,493	81,772
Webster Financial Corp.	284	18,091
Willis Towers Watson Plc	543	82,319
		512,428
Health Care 15.6%
Acadia HealthCare Co. Inc. (a) (b)	659	26,960
Agilent Technologies Inc.	1,267	78,351
Alkermes Plc (a)	1,091	44,906
Alnylam Pharmaceuticals Inc. (a)	312	30,729
athenahealth Inc. (a)	63	10,026
Bruker Corp.	1,576	45,762
Catalent Inc. (a)	1,086	45,493
Cooper Cos. Inc.	409	96,299
Dentsply Sirona Inc.	225	9,848
DexCom Inc. (a)	202	19,186
Envision Healthcare Corp. (a)	1,078	47,443
Hologic Inc. (a)	2,256	89,676
Idexx Laboratories Inc. (a)	69	15,038
Illumina Inc. (a)	63	17,595
Incyte Corp. (a)	369	24,723
IQVIA Holdings Inc. (a)	316	31,543
Madrigal Pharmaceuticals Inc. (a) (b)	14	3,916
MEDNAX Inc. (a)	572	24,735
Sage Therapeutics Inc. (a)	58	9,079
Seattle Genetics Inc. (a)	353	23,467
Teleflex Inc.	497	133,300
TESARO Inc. (a) (b)	64	2,846
Veeva Systems Inc. - Class A (a)	144	11,068
West Pharmaceutical Services Inc.	275	27,305
		869,294
Industrials 20.9%
ADT Inc. (b)	1,083	9,368
Allegion Plc	564	43,631
Ardagh Group SA - Class A	99	1,645
BWX Technologies Inc.	394	24,568
Colfax Corp. (a)	922	28,259
CoStar Group Inc. (a)	90	37,302
Equifax Inc.	149	18,641
Fortive Corp.	681	52,512
Gardner Denver Holdings Inc. (a)	887	26,077
Harris Corp.	579	83,759
HD Supply Holdings Inc. (a)	1,274	54,642
IDEX Corp.	630	85,982
IHS Markit Ltd. (a)	684	35,288
JB Hunt Transport Services Inc.	90	10,939
Kansas City Southern	316	33,483
KAR Auction Services Inc.	733	40,168
L3 Technologies Inc.	75	14,365
Maxar Technologies Ltd. (b)	274	13,850
Roper Industries Inc.	355	97,948
Sensata Technologies Holding Plc (a)	1,701	80,934
Textron Inc.	1,985	130,831
TransUnion LLC	769	55,091
United Continental Holdings Inc. (a)	456	31,797
Verisk Analytics Inc. (a)	539	58,018
Waste Connections Inc.	681	51,233
Xylem Inc.	676	45,549
		1,165,880
Information Technology 22.2%
Atlassian Corp. Plc - Class A (a)	660	41,263
Black Knight Inc. (a)	814	43,590
CDK Global Inc.	416	27,061
Coherent Inc. (a)	126	19,709
CoreLogic Inc. (a)	959	49,772
Corning Inc.	1,827	50,261

See accompanying Notes to Financial Statements.

233

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Dropbox Inc. (a) (c) (d) (e)	255	7,866
Dropbox Inc. - Class A (a) (b)	54	1,759
Electronic Arts Inc. (a)	90	12,692
Fidelity National Information Services Inc.	316	33,505
Fiserv Inc. (a)	907	67,200
FleetCor Technologies Inc. (a)	215	45,234
Gartner Inc. (a)	181	24,055
Global Payments Inc.	367	40,917
Guidewire Software Inc. (a)	180	15,980
IAC/InterActiveCorp. (a)	406	61,911
Keysight Technologies Inc. (a)	1,817	107,257
Marvell Technology Group Ltd.	2,002	42,923
Match Group Inc. (a) (b)	115	4,466
Maxim Integrated Products Inc.	551	32,322
Microchip Technology Inc. (b)	1,231	111,959
National Instruments Corp.	423	17,758
Qorvo Inc. (a)	187	14,992
Red Hat Inc. (a)	253	33,996
ServiceNow Inc. (a)	45	7,761
Shopify Inc. - Class A (a) (b)	81	11,817
Skyworks Solutions Inc.	276	26,675
Splunk Inc. (a)	126	12,488
SS&C Technologies Holdings Inc.	497	25,806
SurveyMonkey Inc. (a) (d) (e) (f)	41	392
Symantec Corp.	1,292	26,680
Tableau Software Inc. - Class A (a)	329	32,160
Workday Inc. - Class A (a)	451	54,625
Worldpay Inc. - Class A (a)	905	74,011
Xilinx Inc.	776	50,642
Zillow Group Inc. - Class A (a)	98	5,855
Zillow Group Inc. - Class C (a)	80	4,704
		1,242,064
Materials 5.0%
Air Products & Chemicals Inc.	363	56,530
Ball Corp.	1,715	60,968
Franco-Nevada Corp.	364	26,579
Martin Marietta Materials Inc.	136	30,373
RPM International Inc.	783	45,665
Sealed Air Corp.	361	15,324
Valvoline Inc.	1,987	42,860
		278,299
Real Estate 0.1%
WeWork Co. - Class A (a) (d) (e) (f)	66	3,009
Utilities 0.9%
Atmos Energy Corp.	217	19,560
Sempra Energy	290	33,672
		53,232
Total Common Stocks (cost $3,901,574)		5,174,316
PREFERRED STOCKS 0.2%
Real Estate 0.2%
WeWork Co. - Series D-2 (a) (d) (e) (f)	122	5,606
WeWork Co. - Series D-1 (a) (d) (e) (f)	156	7,135
Total Preferred Stocks (cost $4,627)		12,741
SHORT TERM INVESTMENTS 8.0%
Investment Companies 7.2%
JNL Government Money Market Fund - Institutional Class, 1.79% (g) (h)	6,847	6,847
T. Rowe Price Government Reserve Fund, 1.88% (g) (h)	394,618	394,618
		401,465
Securities Lending Collateral 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95% (h)	44,881	44,881
Total Short Term Investments (cost $446,346)		446,346
Total Investments 100.9% (cost $4,352,547)		5,633,403
Other Assets and Liabilities, Net (0.9)%		(50,332)
Total Net Assets 100.0%		5,583,071

(a)  Non-income producing security.

(b)  All or portion of the security was on loan.

Shares/Par[1]	Value ($)

(c)  Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d)   The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(e)   Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(f)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(g)   Investment in affiliate.

(h)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

JNL/T. Rowe Price Short-Term Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 26.7%
Allegro CLO Ltd.
Series 2015-AR-IA, 3.20%, (3M US LIBOR + 0.84%), 07/25/27 (a) (b)	3,110	3,106
Ally Auto Receivables Trust
Series 2015-C-2, 2.41%, 01/15/19 (b)	2,985	2,979
Series 2016-D-1, 2.84%, 06/17/19	1,035	1,032
Series 2017-C-2, 2.46%, 09/15/22	395	387
Series 2017-D-2, 2.93%, 11/15/23	550	540
Ally Master Owner Trust
Series 2018-A2-1, 2.70%, 01/15/21	4,600	4,555
AmeriCredit Automobile Receivables Trust
Series 2014-E-4, 3.66%, 11/08/18	845	848
Series 2015-D-3, 3.34%, 07/08/19	1,840	1,845
Series 2015-A3-4, 1.70%, 07/08/20	396	396
Series 2016-D-3, 2.71%, 08/08/20	2,130	2,093
Series 2016-A3-1, 1.81%, 10/08/20	220	220
Series 2015-D-2, 3.00%, 06/08/21	1,440	1,439
Series 2016-A3-4, 1.53%, 07/08/21	2,430	2,413
Series 2014-E-1, 3.58%, 08/09/21 (b)	1,040	1,041
Series 2014-E-2, 3.37%, 11/08/21 (b)	2,170	2,175
Series 2017-D-1, 3.13%, 01/18/23	3,180	3,152
Series 2017-B-3, 2.24%, 06/19/23	1,040	1,021
Series 2017-C-3, 2.69%, 06/19/23	1,105	1,087
Series 2014-C-3, REMIC, 2.58%, 08/08/18	567	567
Series 2014-D-3, REMIC, 3.13%, 09/08/18	2,565	2,571
Series 2014-E-3, REMIC, 3.72%, 09/08/18 (b)	860	863
ARI Fleet Lease Trust
Series 2015-A3-A, 1.67%, 09/15/23 (b)	2,363	2,362
Series 2016-A2-A, 1.82%, 07/15/24 (b)	693	692
Series 2017-A2-A, 1.91%, 04/15/26 (b)	671	667
Series 2018-A2-A, 2.55%, 10/15/26 (b)	1,455	1,447
Ascentium Equipment Receivables Trust
Series 2016-A2-2A, 1.46%, 10/10/18 (b)	94	94
Series 2017-A2-1A, 1.87%, 07/10/19 (b)	498	497
Series 2018-A2-1A, 2.92%, 12/10/20 (b)	1,295	1,294
Series 2017-A3-1A, 2.29%, 06/10/21 (b)	920	911
Avis Budget Rental Car Funding AESOP LLC
Series 2013-A-2A, 2.97%, 02/20/19 (b)	1,570	1,570
Series 2013-B-2A, 3.66%, 02/20/19 (b)	545	546
Series 2014-A-1A, 2.46%, 07/20/19 (b)	880	876
Series 2014-A-2A, 2.50%, 02/20/20 (b)	5,485	5,438
Series 2015-A-1A, 2.50%, 07/20/20 (b)	1,650	1,627
Series 2015-A-2A, 2.63%, 12/20/20 (b)	850	840
Series 2016-A-1A, 2.99%, 06/21/21 (b)	2,200	2,178
Babson CLO Ltd.
Series 2013-AR-IA, 3.16%, (3M US LIBOR + 0.80%), 01/20/28 (a) (b)	3,900	3,890
Bayview Mortgage Fund IVC Trust
Series 2017-A-RT3, 3.50%, 01/28/58 (a) (b)	4,373	4,383
Bayview Opportunity Master Fund IVA Trust
Series 2017-A-SPL5, 3.50%, 06/28/57 (a) (b)	3,735	3,744

See accompanying Notes to Financial Statements.

234

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Bayview Opportunity Master Fund IVB Trust
Series 2017-A-SPL4, 3.50%, 01/25/55 (a) (b)	1,356	1,359
BlueMountain CLO Ltd.
Series 2015-A1R-2A, 3.26%, (3M US LIBOR + 0.93%), 07/18/27 (a) (b)	3,770	3,770
BMW Vehicle Lease Trust
Series 2016-A4-1, 1.51%, 08/20/18	1,790	1,789
Series 2016-A3-2, 1.43%, 02/20/19	1,252	1,247
BX Trust
Series 2017-B-IMC, 3.47%, (1M US LIBOR + 1.40%), 10/15/19 (a) (b)	3,845	3,847
Series 2017-D-IMC, 4.32%, (1M US LIBOR + 2.25%), 10/15/19 (a) (b)	1,210	1,210
California Republic Auto Receivables Trust
Series 2015-B-1, 2.51%, 05/15/19	785	781
Capital Auto Receivables Asset Trust
Series 2016-A3-3, 1.54%, 02/20/19	481	480
Series 2016-A4-2, 1.63%, 07/20/19	1,165	1,154
Series 2015-A3-3, 1.94%, 01/21/20	541	541
Series 2016-A3-1, 1.73%, 04/20/20	608	607
Series 2018-D-1, 3.70%, 06/20/21 (b)	2,235	2,224
Series 2017-B-1, 2.43%, 05/20/22 (b)	385	377
Series 2017-C-1, 2.70%, 09/20/22 (b)	620	609
Carlyle Global Market Strategies CLO Ltd.
Series 2015-AR-1A, 3.36%, (3M US LIBOR + 1.00%), 04/20/27 (a) (b)	2,415	2,415
CarMax Auto Owner Trust
Series 2016-A3-4, 1.40%, 08/15/21	2,555	2,520
Series 2017-C-4, 2.70%, 10/15/21	530	514
CCG Receivables Trust
Series 2015-B-1, 2.60%, 01/17/23 (b)	810	808
Chrysler Capital Auto Receivables Trust
Series 2016-A3-BA, 1.64%, 07/15/21 (b)	753	749
Citigroup Commercial Mortgage Trust
Series 2014-A1-GC25, REMIC, 1.49%, 09/10/19	110	109
Series 2015-A1-GC27, REMIC, 1.35%, 11/10/19	428	426
Series 2015-A1-P1, REMIC, 1.65%, 04/15/20	688	681
Series 2015-A1-GC31, REMIC, 1.64%, 07/10/20	2,047	2,022
Series 2015-A1-GC33, REMIC, 1.64%, 08/10/20	1,055	1,041
CLNS Trust
Series 2017-A-IKPR, 2.85%, (1M US LIBOR + 0.80%), 06/11/22 (a) (b)	1,395	1,394
CNH Equipment Trust
Series 2016-A3-C, 1.44%, 06/15/20	1,650	1,627
Series 2015-A3-C, REMIC, 1.66%, 11/16/20	1,377	1,372
COLT Funding LLC
Series 2018-A1-1, REMIC, 2.93%, 02/25/48 (a) (b)	918	911
Series 2018-A3-1, REMIC, 3.08%, 02/25/48 (a) (b)	326	324
COLT Mortgage Loan Trust
Series 2017-A1-1, 2.61%, 05/27/47 (a) (b)	999	971
Series 2017-A3-1, 3.07%, 05/27/47 (a) (b)	149	146
Series 2017-A1A-2, REMIC, 2.41%, 10/25/47 (a) (b)	2,443	2,400
Series 2017-A2A-2, REMIC, 2.57%, 10/25/47 (a) (b)	1,040	1,024
Series 2017-A3A-2, REMIC, 2.77%, 10/25/47 (a) (b)	453	444
Series 2018-A1-2, REMIC, 3.47%, 07/27/48 (a) (b) (c)	4,499	4,499
Series 2018-A2-2, REMIC, 3.54%, 07/27/48 (a) (b) (c)	2,186	2,186
COMM Mortgage Trust
Series 2015-A1-CR26, REMIC, 1.60%, 04/10/20	1,539	1,520
Series 2015-A1-CR24, REMIC, 1.65%, 06/12/20	464	462
Series 2015-A1-CR25, REMIC, 1.74%, 07/10/20	1,479	1,462
Series 2016-A1-CR28, REMIC, 1.77%, 10/10/20	543	536
Series 2014-A-TWC, REMIC, 2.90%, (1M US LIBOR + 0.85%), 02/13/32 (a) (b)	1,280	1,280
Commercial Mortgage Pass-Through Certificates
Series 2014-A1-LC15, REMIC, 1.26%, 01/10/19	392	390
Series 2015-A2-LC23, REMIC, 3.22%, 10/10/20	4,595	4,604
Commercial Mortgage Trust
Series 2014-A1-UBS4, REMIC, 1.31%, 11/10/18	102	101
Series 2014-A1-LC17, REMIC, 1.38%, 12/10/18	231	230
	Shares/Par[1]	Value ($)
Series 2014-A1-CR21, REMIC, 1.49%, 08/10/19	226	225
Series 2015-A1-CR22, REMIC, 1.57%, 10/10/19	330	328
CSAIL Commercial Mortgage Trust
Series 2015-A1-C1, REMIC, 1.68%, 10/18/19	282	280
Series 2015-A1-C3, REMIC, 1.72%, 05/15/20	1,326	1,309
Series 2016-A1-C5, REMIC, 1.75%, 07/17/20	612	603
Deephaven Residential Mortgage Trust
Series 2018-A1-1A, 2.98%, 02/25/22 (a) (b)	1,812	1,780
Series 2018-A1-2A, 3.48%, 06/25/22 (a) (b)	2,749	2,763
Series 2017-A3-1A, REMIC, 3.49%, 10/25/25 (a) (b)	473	470
Series 2017-A1-3A, REMIC, 2.58%, 10/25/47 (a) (b)	2,254	2,240
Series 2017-A2-3A, REMIC, 2.71%, 10/25/47 (a) (b)	195	192
Series 2017-A3-3A, REMIC, 2.81%, 10/25/47 (a) (b)	184	181
Diamond Resorts Owner Trust
Series 2013-A-2, 2.27%, 05/20/26 (b)	367	367
Series 2014-A-1, 2.54%, 05/20/27 (b)	560	559
Series 2015-A-2, 2.99%, 05/22/28 (b)	436	433
Series 2015-A-1, REMIC, 2.73%, 07/20/27 (b)	395	394
Elara HGV Timeshare Issuer LLC
Series 2014-A-A, 2.53%, 02/25/27 (b)	409	396
Series 2017-A-A, 2.69%, 03/25/30 (b)	967	947
Enterprise Fleet Financing LLC
Series 2016-A2-1, 1.83%, 11/20/18 (b)	2,110	2,106
Series 2016-A2-2, 1.74%, 06/20/19 (b)	828	825
Series 2017-A2-1, 2.13%, 11/20/19 (b)	807	803
Series 2017-A2-2, 1.97%, 04/20/20 (b)	1,038	1,030
Series 2017-A2-3, 2.13%, 08/20/20 (b)	3,700	3,664
Series 2018-A2-1, 2.87%, 04/20/21 (b)	1,720	1,714
Fannie Mae Connecticut Avenue Securities
Series 2016-2M1-C01, 4.19%, (1M US LIBOR + 2.10%), 08/25/28 (a)	375	376
Series 2016-2M1-C07, 3.39%, (1M US LIBOR + 1.30%), 04/25/29 (a)	332	333
Series 2017-1M1-C01, 3.39%, (1M US LIBOR + 1.30%), 07/25/29 (a)	1,147	1,155
Series 2017-2M1-C02, 3.24%, (1M US LIBOR + 1.15%), 09/25/29 (a)	2,755	2,771
Series 2017-2M1-C04, 2.94%, (1M US LIBOR + 0.85%), 11/25/29 (a)	2,403	2,408
Series 2017-1M1-C03, REMIC, 3.04%, (1M US LIBOR + 0.95%), 10/25/29 (a)	2,984	2,998
Series 2017-1M1-C05, REMIC, 2.64%, (1M US LIBOR + 0.55%), 01/25/30 (a)	3,237	3,238
Series 2017-1M1-C06, REMIC, 2.84%, (1M US LIBOR + 0.75%), 02/25/30 (a)	2,433	2,436
Series 2017-2M1-C06, REMIC, 2.84%, (1M US LIBOR + 0.75%), 02/25/30 (a)	1,135	1,136
Series 2018-2M1-C02, REMIC, 2.74%, (1M US LIBOR + 0.65%), 08/25/30 (a)	907	907
Ford Credit Auto Lease Trust
Series 2017-A4-A, 2.02%, 07/15/19	915	908
Ford Credit Auto Owner Trust
Series 2015-A3-C, 1.41%, 02/15/20	649	648
Ford Credit Floorplan Master Owner Trust
Series 2016-B-3, 1.75%, 07/15/19	1,170	1,154
Freddie Mac Structured Agency Credit Risk Debt Note
Series 2017-M1-DNA3, REMIC, 2.84%, (1M US LIBOR + 0.75%), 03/25/30 (a)	2,235	2,238
Galaxy XXIX CLO Ltd.
Series 2018-A-29A, 3.12%, 11/15/26 (b) (d)	5,880	5,880
Galton Funding Mortgage Trust
Series 2018-A33-1, 3.50%, 11/25/57 (a) (b)	1,991	1,949
GM Financial Automobile Leasing Trust
Series 2016-A3-1, 1.64%, 06/20/19	1,096	1,095
Series 2017-A4-1, 2.26%, 08/20/20	440	437
Series 2017-C-3, 2.73%, 09/20/21	780	771
Series 2018-C-1, 3.11%, 12/20/21	985	978
Series 2018-C-2, 3.50%, 04/20/22	1,110	1,110
Series 2018-D-1, 3.37%, 10/20/22	2,450	2,433
GM Financial Consumer Automobile Receivables Trust
Series 2017-B-3A, 2.33%, 03/16/23 (b)	360	351

See accompanying Notes to Financial Statements.

235

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Series 2017-C-3A, 2.52%, 03/16/23 (b)	635	619
GMF Floorplan Owner Revolving Trust
Series 2016-B-1, 2.41%, 05/15/19 (b)	845	841
Series 2016-C-1, 2.85%, 05/15/19 (b)	325	324
Series 2017-B-3, 2.26%, 08/15/19 (b)	805	798
Series 2017-C-3, 2.46%, 08/15/19 (b)	2,410	2,386
Series 2017-C-1, 2.97%, 01/15/20 (b)	1,560	1,552
Series 2017-C-2, 2.63%, 07/15/20 (b)	970	954
Great Wolf Trust
Series 2017-A-WOLF, 2.92%, (1M US LIBOR + 0.85%), 09/15/19 (a) (b)	1,745	1,745
Series 2017-C-WOLF, 3.39%, (1M US LIBOR + 1.32%), 09/15/19 (a) (b)	2,495	2,498
GreatAmerica Leasing Receivables Funding LLC
Series 2016-A3-1, 1.73%, 12/20/18 (b)	2,005	2,001
Series 2017-A2-1, 1.72%, 04/22/19 (b)	68	68
Series 2017-A3-1, 2.06%, 06/22/20 (b)	180	179
Series 2018-A3-1, 2.60%, 06/15/21 (b)	945	938
GS Mortgage Securities Trust
Series 2016-A1-GS3, 1.43%, 10/10/49	399	389
Series 2015-A1-GC28, REMIC, 1.53%, 12/12/19	945	937
Series 2015-A1-GC32, REMIC, 1.59%, 04/10/20	1,186	1,173
Series 2014-2A1-EB1A, REMIC, 2.47%, 07/25/44 (a) (b)	382	373
Series 2014-A1-GC24, REMIC, 1.51%, 09/10/47	713	708
Hardee's Funding LLC
Series 2018-AI-1A, 4.25%, 06/20/22 (b) (d)	1,525	1,522
Hilton Grand Vacations Trust
Series 2014-A-AA, 1.77%, 11/25/26 (b)	630	619
Series 2017-A-AA, 2.66%, 12/27/28 (b)	485	476
HLA CLO
Series 2014-B1-3A, 4.06%, 10/22/25 (b)	1,960	1,960
Hospitality Mortgage Trust
Series 2017-A-HIT, REMIC, 2.88%, (1M US LIBOR + 0.85%), 05/08/19 (a) (b)	1,365	1,365
Hyundai Auto Lease Securitization Trust
Series 2016-A3-A, 1.60%, 07/15/19 (b)	198	198
Series 2016-A4-C, 1.65%, 07/15/20 (b)	1,865	1,853
Hyundai Auto Receivables Trust
Series 2017-B-A, 2.38%, 04/17/23	875	858
John Deere Owner Trust
Series 2016-A3-A, 1.36%, 04/15/20	2,618	2,606
JPMBB Commercial Mortgage Securities Trust
Series 2014-A1-C23, REMIC, 1.65%, 08/15/19	73	72
Series 2014-A1-C26, REMIC, 1.60%, 10/15/19	1,106	1,101
Series 2015-A1-C27, REMIC, 1.41%, 12/15/19	710	704
Series 2015-A1-C28, REMIC, 1.45%, 01/15/20	828	824
Series 2015-A1-C32, REMIC, 1.51%, 04/15/20	615	607
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2014-A1-C20, REMIC, 1.27%, 03/15/19	164	163
JPMorgan Mortgage Trust
Series 2005-2A1-A4, REMIC, 4.12%, 07/25/35 (a)	—	—
KKR CLO 12 Ltd.
Series A1R-12, 3.40%, (3M US LIBOR + 1.05%), 07/15/27 (a) (b)	4,015	4,016
KKR CLO XIII Ltd.
Series A1R-13, 3.15%, (3M US LIBOR + 0.80%), 01/16/28 (a) (b)	3,920	3,906
Kubota Credit Owner Trust
Series 2016-A3-1A, 1.50%, 07/15/20 (b)	625	619
Madison Park Funding XIV Ltd.
Series 2014-A2R-14A, 3.48%, (3M US LIBOR + 1.12%), 07/20/26 (a) (b)	2,815	2,815
Madison Park Funding XVIII Ltd.
Series 2015-A1R-18A, 3.55%, (3M US LIBOR + 1.19%), 10/21/30 (a) (b)	3,635	3,644
Magnetite XVI Ltd.
Series 2015-AR-16A, 3.16%, (3M US LIBOR + 0.80%), 01/18/28 (a) (b)	5,120	5,100
MetLife Securitization Trust
Series 2017-A-1A, REMIC, 3.00%, 04/25/55 (a) (b)	1,501	1,479
Mill City Mortgage Loan Trust
Series 2016-A1-1, REMIC, 2.50%, 04/25/57 (b)	544	533
	Shares/Par[1]	Value ($)
Series 2017-A1-2, REMIC, 2.75%, 07/25/59 (a) (b)	2,197	2,163
MMAF Equipment Finance LLC
Series 2017-A2-AA, 1.73%, 05/18/20 (b)	1,263	1,260
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-A1-C16, REMIC, 1.29%, 03/15/19	118	118
Series 2014-A1-C17, REMIC, 1.55%, 06/15/19	74	74
Series 2014-A1-C19, REMIC, 1.57%, 09/15/19	976	970
Series 2015-A1-C24, REMIC, 1.71%, 07/15/20	1,217	1,202
Series 2016-A1-C30, REMIC, 1.39%, 07/15/21	681	664
Morgan Stanley Capital I Trust
Series 2017-B-CLS, 2.92%, (1M US LIBOR + 0.85%), 11/15/19 (a) (b)	1,925	1,925
Series 2017-C-CLS, 3.07%, (1M US LIBOR + 1.00%), 11/15/19 (a) (b)	1,545	1,545
Series 2015-A1-MS1, REMIC, 1.64%, 07/15/20	1,372	1,355
MVW Owner Trust
Series 2014-A-1A, 2.25%, 10/20/24 (b)	653	639
Series 2013-A-1A, 2.15%, 04/22/30 (b)	198	195
Series 2015-A-1A, 2.52%, 12/20/32 (b)	1,577	1,541
Series 2017-A-1A, 2.42%, 12/20/34 (b)	585	570
Series 2017-B-1A, 2.75%, 12/20/34 (b)	198	192
Series 2017-C-1A, 2.99%, 12/20/34 (b)	542	525
Navient Private Education Refi Loan Trust
Series 2018-A1-A, 2.53%, 08/16/21 (b)	2,621	2,601
Nelnet Student Loan Trust
Series 2005-A4-4, 2.51%, (3M US LIBOR + 0.18%), 03/22/32 (a)	2,284	2,254
Neuberger Berman CLO XIX Ltd.
Series 2015-A1R2-19A, 3.15%, (3M US LIBOR + 0.80%), 04/15/27 (a) (b)	3,815	3,806
Neuberger Berman CLO XVI Ltd.
Series 2017-A-16SA, 3.20%, (3M US LIBOR + 0.85%), 01/15/28 (a) (b)	2,335	2,328
Nissan Auto Lease Trust
Series 2016-A4-B, 1.61%, 02/15/19	1,745	1,735
Series 2017-A4-B, 2.17%, 03/16/20	970	958
Nissan Auto Receivables Owner Trust
Series 2016-A3-A, 1.34%, 10/15/20	1,553	1,543
Nissan Master Owner Trust Receivables
Series 2016-A2-A, 1.54%, 06/17/19	2,265	2,239
OCP CLO Ltd.
Series 2015-A1R-10A, 3.18%, (3M US LIBOR + 0.82%), 10/26/27 (a) (b)	3,535	3,525
OZLM VIII Ltd.
Series 2014-A1AR-8A, 3.48%, (3M US LIBOR + 1.13%), 10/17/26 (a) (b)	3,215	3,215
RETL RVP
Series 2018-A-RVP, REMIC, 3.17%, (1M US LIBOR + 1.10%), 02/15/21 (a) (b)	1,055	1,057
Santander Drive Auto Receivables Trust
Series 2015-E-2, 4.02%, 05/15/19 (b)	1,750	1,737
Series 2017-B-1, 2.10%, 07/15/19	305	303
Series 2015-D-4, 3.53%, 10/15/19	1,400	1,409
Series 2017-C-1, 2.58%, 06/15/20	370	367
Series 2016-B-1, 2.47%, 12/15/20	466	466
Series 2015-D-3, 3.49%, 05/17/21	4,725	4,756
Series 2018-C-1, 2.96%, 06/15/21	630	624
Series 2015-C-5, 2.74%, 12/15/21	3,490	3,491
Series 2015-D-5, 3.65%, 12/15/21	1,405	1,413
Series 2016-D-1, 4.02%, 04/15/22	1,035	1,047
Series 2015-E-3, REMIC, 4.50%, 06/17/23 (b)	1,520	1,534
Santander Retail Auto Lease Trust
Series 2017-C-A, 2.96%, 11/21/22 (b)	820	813
SBA Tower Trust
Series 2015-C-1, 3.16%, 10/15/20 (b)	855	838
Series 2017-C-1, 3.17%, 04/15/22 (b)	1,860	1,811
Series 2018-C-1, 3.45%, 03/15/23 (b)	2,110	2,071
Sequoia Mortgage Trust
Series 2018-A11-CH1, REMIC, 3.50%, 02/25/48 (a) (b)	3,437	3,398
Series 2018-A3-CH2, REMIC, 4.00%, 06/25/48 (a) (b) (d)	4,408	4,449
Sierra Receivables Funding Co. LLC
Series 2015-A-3A, 2.58%, 06/20/23 (b)	238	235
Series 2017-A-1A, 2.91%, 07/20/24 (b)	434	430

See accompanying Notes to Financial Statements.

236

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Series 2015-A-1A, 2.40%, 03/20/32 (b)	1,356	1,331
Sierra Timeshare Receivables Funding LLC
Series 2014-A-2A, 2.05%, 06/20/31 (b)	273	272
Series 2014-A-3A, 2.30%, 10/20/31 (b)	401	399
Series 2015-A-2A, 2.43%, 06/20/32 (b)	722	714
Series 2016-A-1A, 3.08%, 03/21/33 (b)	801	800
Series 2016-A-2A, 2.33%, 07/20/33 (b)	511	499
SLM Student Loan Trust
Series 2007-A4-7, 2.69%, (3M US LIBOR + 0.33%), 01/25/22 (a)	1,429	1,405
Series 2008-A4-1, 3.01%, (3M US LIBOR + 0.65%), 01/25/22 (a)	4,832	4,811
Series 2008-A4-4, 4.01%, (3M US LIBOR + 1.65%), 07/25/22 (a)	1,367	1,397
Series 2008-A-9, 3.86%, (3M US LIBOR + 1.50%), 04/25/23 (a)	1,080	1,100
Series 2008-A4-5, 4.06%, (3M US LIBOR + 1.70%), 07/25/23 (a)	1,506	1,544
Series 2010-A-1, 2.49%, (1M US LIBOR + 0.40%), 03/25/25 (a)	3,137	3,094
SMART Trust
Series 2015-A3A-3US, 1.66%, 08/14/18	764	764
Series 2016-A2A-2US, 1.45%, 08/14/19	810	809
SMB Private Education Loan Trust
Series 2015-A2B-A, 3.07%, (1M US LIBOR + 1.00%), 04/15/23 (a) (b)	1,289	1,300
Series 2016-A2B-C, 3.17%, (1M US LIBOR + 1.10%), 08/15/25 (a) (b)	3,815	3,867
Synchrony Credit Card Master Note Trust
Series 2016-A-1, 2.04%, 03/15/19	3,331	3,318
Series 2015-B-1, 2.64%, 03/15/20	1,580	1,566
Series 2018-C-1, 3.36%, 03/15/21	1,525	1,519
Series 2016-C-2, 2.95%, 05/17/21	2,805	2,755
Taco Bell Funding LLC
Series 2016-A2I-1A, 3.83%, 05/26/20 (b)	2,256	2,259
Towd Point Mortgage Trust
Series 2018-A1-2, 3.25%, 03/25/58 (a) (b)	5,153	5,139
Series 2015-A1B-5, REMIC, 2.75%, 09/25/22 (a) (b)	1,692	1,668
Series 2015-A1B-4, REMIC, 2.75%, 02/25/23 (a) (b)	1,810	1,787
Series 2016-A1B-1, REMIC, 2.75%, 02/25/55 (a) (b)	908	896
Series 2016-A3B-1, REMIC, 3.00%, 02/25/55 (a) (b)	1,176	1,157
Series 2016-A1A-2, REMIC, 2.75%, 08/25/55 (a) (b)	737	723
Series 2017-A1-1, REMIC, 2.75%, 10/25/56 (a) (b)	2,471	2,431
Series 2017-A1-2, REMIC, 2.75%, 04/25/57 (a) (b)	1,528	1,506
Series 2017-A1-3, REMIC, 2.75%, 06/25/57 (a) (b)	3,345	3,288
Series 2017-A1-6, REMIC, 2.75%, 10/25/57 (a) (b)	5,765	5,657
Series 2018-A1-1, REMIC, 3.00%, 01/25/58 (a) (b)	920	909
Verizon Owner Trust
Series 2016-A-2A, 1.68%, 05/20/21 (b)	3,140	3,108
Series 2016-C-2A, 2.36%, 05/20/21 (b)	1,690	1,663
Series 2017-C-1A, 2.65%, 09/20/21 (b)	840	828
Series 2017-C-3A, 2.53%, 04/20/22 (b)	2,135	2,088
Series 2018-C-1A, 3.20%, 09/20/22 (b)	2,340	2,329
Verus Securitization Trust
Series 2018-A1-1, 2.93%, 02/25/48 (b)	639	632
Volvo Financial Equipment LLC
Series 2016-A3-1A, 1.67%, 02/18/20 (b)	781	779
Series 2017-A-A, 2.57%, 11/15/20 (b)	620	621
Wells Fargo Commercial Mortgage Trust
Series 2015-A1-SG1, REMIC, 1.57%, 10/18/19	534	530
Series 2014-A1-LC18, REMIC, 1.44%, 11/15/19	1,384	1,371
Series 2015-A1-C28, REMIC, 1.53%, 02/18/20	506	503
Series 2015-A1-C26, REMIC, 1.45%, 02/15/48	608	602
Series 2016-A1-LC24, REMIC, 1.44%, 10/15/49	645	634
Series 2015-A2-NXS2, REMIC, 3.02%, 07/15/58	3,900	3,895
Series 2016-A1-C32, REMIC, 1.58%, 01/15/59	2,283	2,247
	Shares/Par[1]	Value ($)
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-A3-G, REMIC, 4.42%, 06/25/34 (a)	—	—
Wells Fargo-RBS Commercial Mortgage Trust
Series 2015-A1-LC20, REMIC, 1.47%, 12/17/19	1,565	1,551
Series 2014-A1-C23, REMIC, 1.66%, 10/14/57	251	250
Wheels SPV 2 LLC
Series 2016-A2-1A, 1.59%, 04/22/19 (b)	250	249
World Omni Auto Receivables Trust
Series 2015-A3-B, 1.49%, 12/15/20	1,641	1,635
World Omni Automobile Lease Securitization Trust
Series 2016-A3-A, 1.45%, 08/15/19	3,230	3,219
Series 2018-B-A, REMIC, 3.06%, 05/15/23	665	662
Total Non-U.S. Government Agency Asset-Backed Securities (cost $407,954)		404,862
CORPORATE BONDS AND NOTES 51.1%
Consumer Discretionary 4.3%
Aptiv Plc
3.15%, 11/19/20	3,070	3,043
AutoZone Inc.
1.63%, 04/21/19	475	471
Charter Communications Operating LLC
3.58%, 07/23/20	3,685	3,684
4.46%, 07/23/22	1,795	1,815
D.R. Horton Inc.
2.55%, 12/01/20	1,270	1,242
Discovery Communications LLC
2.20%, 09/20/19	1,475	1,458
Dollar Tree Inc.
3.06%, (3M US LIBOR + 0.70%), 04/17/20 (a)	2,975	2,981
Interpublic Group of Cos. Inc.
4.00%, 03/15/22	830	836
INVISTA Finance LLC
4.25%, 10/15/19 (b)	5,260	5,268
JD.com Inc.
3.13%, 04/29/21	4,175	4,068
NBCUniversal Media LLC
5.15%, 04/30/20	3,655	3,777
Newell Rubbermaid Inc.
2.15%, 10/15/18	3,425	3,416
Nissan Motor Acceptance Corp.
1.55%, 09/13/19 (b)	2,095	2,057
2.15%, 09/28/20 (b)	1,165	1,134
Omnicom Group Inc.
4.45%, 08/15/20	3,845	3,936
QVC Inc.
3.13%, 04/01/19	8,569	8,554
RELX Capital Inc.
3.50%, 03/16/23	1,380	1,370
Royal Caribbean Cruises Ltd.
2.65%, 11/28/20	640	627
Time Warner Cable Inc.
6.75%, 07/01/18	1,630	1,630
8.75%, 02/14/19	1,325	1,369
8.25%, 04/01/19	5,830	6,047
Viacom Inc.
5.63%, 09/15/19	1,575	1,616
2.75%, 12/15/19	4,415	4,364
		64,763
Consumer Staples 2.3%
BAT Capital Corp.
2.30%, 08/14/20 (b)	6,140	6,007
Campbell Soup Co.
2.83%, (3M US LIBOR + 0.50%), 03/16/20 (a)	2,415	2,408
2.97%, (3M US LIBOR + 0.63%), 03/15/21 (a)	2,415	2,407
Danone SA
1.69%, 10/30/19 (b)	6,780	6,656
General Mills Inc.
2.89%, (3M US LIBOR + 0.54%), 04/16/21 (a)	4,635	4,642
Kroger Co.
2.30%, 01/15/19	895	892
1.50%, 09/30/19	1,156	1,134
Maple Escrow Subsidiary Inc.
3.55%, 05/25/21 (b)	3,895	3,897

See accompanying Notes to Financial Statements.

237

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Reynolds American Inc.
8.13%, 06/23/19 (e)	1,115	1,169
Tyson Foods Inc.
2.25%, 08/23/21	1,545	1,485
Walmart Inc.
3.13%, 06/23/21	3,725	3,737
		34,434
Energy 3.7%
Anadarko Petroleum Corp.
8.70%, 03/15/19	1,011	1,050
Cenovus Energy Inc.
5.70%, 10/15/19	5,145	5,275
China Shenhua Overseas Capital Co. Ltd.
3.13%, 01/20/20	5,900	5,855
Columbia Pipeline Group Inc.
3.30%, 06/01/20	2,690	2,674
Enable Midstream Partners LP
2.40%, 05/15/19 (f)	1,510	1,500
Encana Corp.
6.50%, 05/15/19	5,060	5,199
Energy Transfer Partners LP
6.70%, 07/01/18	1,465	1,465
Enterprise Products Operating LLC
2.55%, 10/15/19	1,425	1,415
2.80%, 02/15/21	2,455	2,429
Kinder Morgan Energy Partners LP
9.00%, 02/01/19	2,160	2,233
Marathon Oil Corp.
2.70%, 06/01/20	1,520	1,498
ONEOK Partners LP
3.20%, 09/15/18	5,385	5,391
8.63%, 03/01/19	2,349	2,419
Petroleos Mexicanos
8.00%, 05/03/19	3,630	3,759
Phillips 66
3.00%, (3M US LIBOR + 0.65%), 04/15/19 (a) (b)	1,390	1,391
2.92%, (3M US LIBOR + 0.60%), 02/26/21 (a)	1,700	1,703
Plains All American Pipeline LP
2.60%, 12/15/19	465	460
5.75%, 01/15/20	1,145	1,182
5.00%, 02/01/21 (g)	1,155	1,185
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (f)	2,685	2,808
Spectra Energy Partners LP
2.95%, 09/25/18	3,260	3,261
Williams Partners LP
5.25%, 03/15/20	2,160	2,226
3.35%, 08/15/22	465	454
		56,832
Financials 22.1%
ABN AMRO Bank NV
2.10%, 01/18/19 (b)	4,685	4,670
AerCap Ireland Capital Ltd.
3.75%, 05/15/19	330	332
3.95%, 02/01/22	3,350	3,329
AIA Group Ltd.
2.25%, 03/11/19 (b)	1,086	1,079
AIG Global Funding
3.35%, 06/25/21 (b)	1,795	1,797
American Express Credit Corp.
2.20%, 03/03/20	2,425	2,392
2.38%, 05/26/20	550	542
American International Group Inc.
2.30%, 07/16/19	1,790	1,779
6.40%, 12/15/20	885	949
ANZ New Zealand International Ltd.
2.20%, 07/17/20 (b)	2,130	2,082
2.75%, 01/22/21 (b)	2,390	2,347
AON Corp.
5.00%, 09/30/20	315	326
Aon Plc
2.80%, 03/15/21	4,310	4,229
Banco de Credito del Peru
2.25%, 10/25/19 (b) (g)	785	773
	Shares/Par[1]	Value ($)
Banco Santander Chile
2.50%, 12/15/20 (b)	4,430	4,290
Banco Santander SA
3.46%, (3M US LIBOR + 1.12%), 04/12/23 (a)	2,200	2,203
Bank of America Corp.
2.63%, 04/19/21	2,395	2,352
2.74%, (3M US LIBOR + 0.38%), 01/23/22 (a)	2,075	2,070
2.99%, (3M US LIBOR + 0.65%), 06/25/22 (a)	2,180	2,177
2.50%, 10/21/22	1,760	1,684
3.52%, (3M US LIBOR + 1.16%), 01/20/23 (a)	4,025	4,101
Bank of Montreal
2.80%, (3M US LIBOR + 0.46%), 04/13/21 (a)	2,505	2,509
Banque Federative du Credit Mutuel SA
2.50%, 10/29/18 (b)	4,075	4,075
2.00%, 04/12/19 (b)	1,140	1,133
2.20%, 07/20/20 (b)	2,430	2,374
Barclays Bank Plc
2.65%, 01/11/21	2,290	2,240
Barclays Plc
2.75%, 11/08/19	3,480	3,455
3.96%, (3M US LIBOR + 1.63%), 01/10/23 (a)	2,605	2,645
Bayer US Finance II LLC
2.97%, (3M US LIBOR + 0.63%), 06/25/21 (a) (b)	2,915	2,917
BB&T Corp.
2.15%, 02/01/21	3,035	2,957
BMW US Capital LLC
2.75%, (3M US LIBOR + 0.41%), 04/12/21 (a) (b)	2,655	2,663
Boral Finance Pty Ltd.
3.00%, 11/01/22 (b)	350	338
BPCE SA
2.50%, 12/10/18 - 07/15/19	5,595	5,581
3.55%, (3M US LIBOR + 1.22%), 05/22/22 (a) (b)	1,600	1,621
Bunge Ltd. Finance Corp.
8.50%, 06/15/19 (e)	2,130	2,237
3.50%, 11/24/20 (g)	1,580	1,579
Capital One Bank USA NA
8.80%, 07/15/19	600	634
Capital One Financial Corp.
2.40%, 10/30/20	410	400
Capital One NA
1.85%, 09/13/19	4,115	4,052
2.35%, 08/17/18 - 01/31/20	5,960	5,899
CBOE Holdings Inc.
1.95%, 06/28/19	1,620	1,605
Charles Schwab Corp.
2.65%, (3M US LIBOR + 0.32%), 05/21/21 (a)	2,350	2,349
China Overseas Finance VI Ltd.
4.25%, 05/08/19	2,810	2,828
Citigroup Inc.
2.05%, 06/07/19	2,795	2,775
3.13%, (3M US LIBOR + 0.79%), 01/10/20 (a)	4,145	4,171
2.70%, 03/30/21	385	377
2.90%, 12/08/21	4,145	4,059
Citizens Bank NA
2.30%, 12/03/18	275	275
2.50%, 03/14/19	4,030	4,021
2.45%, 12/04/19	960	951
2.25%, 03/02/20	1,510	1,485
2.55%, 05/13/21	1,625	1,583
CNH Industrial Capital LLC
3.38%, 07/15/19	1,275	1,276
4.38%, 11/06/20	3,030	3,054
3.88%, 10/15/21	2,850	2,827
Commonwealth Bank of Australia
1.75%, 11/02/18	6,984	6,964
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.95%, 11/09/22	3,265	3,231
Credit Agricole SA
3.38%, (3M US LIBOR + 1.02%), 04/24/23 (a) (b)	1,605	1,599
Credit Suisse AG
5.40%, 01/14/20	480	494
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	475	470

See accompanying Notes to Financial Statements.

238

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Daimler Finance North America LLC
3.22%, (3M US LIBOR + 0.86%), 08/01/18 (a) (b)	3,745	3,747
1.75%, 10/30/19 (b)	5,620	5,522
3.10%, 05/04/20 (b)	1,515	1,510
2.30%, 02/12/21 (b)	495	481
Danske Bank A/S
2.20%, 03/02/20 (b)	3,590	3,531
Diamond 1 Finance Corp.
3.48%, 06/01/19 (b)	5,880	5,896
Discover Bank
7.00%, 04/15/20	4,820	5,078
3.10%, 06/04/20	1,680	1,670
Eastern Creation II Investment Holdings Ltd.
2.75%, 09/26/20	1,800	1,759
Enel Finance International NV
2.88%, 05/25/22 (b)	3,085	2,938
ERAC USA Finance LLC
2.80%, 11/01/18 (b)	2,415	2,413
2.35%, 10/15/19 (b)	535	529
First Niagara Financial Group Inc.
7.25%, 12/15/21	1,290	1,436
Ford Motor Credit Co. LLC
2.55%, 10/05/18	3,640	3,639
2.02%, 05/03/19	2,285	2,267
3.47%, 04/05/21	1,000	994
General Motors Financial Co. Inc.
3.10%, 01/15/19	2,425	2,427
3.19%, (3M US LIBOR + 0.85%), 04/09/21 (a)	1,775	1,784
Goldman Sachs Group Inc.
1.95%, 07/23/19	1,355	1,344
2.30%, 12/13/19	2,225	2,205
5.38%, 03/15/20	995	1,030
6.00%, 06/15/20	305	321
2.75%, 09/15/20	1,090	1,076
3.47%, (3M US LIBOR + 1.11%), 04/26/22 (a)	3,030	3,060
3.14%, (3M US LIBOR + 0.78%), 10/31/22 (a)	735	734
Harley-Davidson Financial Services Inc.
2.83%, (3M US LIBOR + 0.50%), 05/21/20 (a) (b)	1,885	1,888
HSBC Holdings Plc
2.93%, (3M US LIBOR + 0.60%), 05/18/21 (a)	2,760	2,765
HSBC USA Inc.
2.35%, 03/05/20	2,390	2,360
Huntington National Bank
2.20%, 11/06/18	6,010	6,002
Hyundai Capital America Inc.
2.40%, 10/30/18 (b)	2,625	2,620
2.55%, 02/06/19 (b)	1,010	1,006
2.50%, 03/18/19 (b)	4,950	4,922
2.00%, 07/01/19 (b)	2,290	2,259
Imperial Brands Finance Plc
2.95%, 07/21/20 (b)	3,920	3,877
ING Groep NV
3.48%, (3M US LIBOR + 1.15%), 03/29/22 (a)	1,920	1,952
Intesa Sanpaolo SpA
3.88%, 01/15/19	2,275	2,274
3.38%, 01/12/23 (b)	1,805	1,658
JPMorgan Chase & Co.
4.95%, 03/25/20	795	819
4.40%, 07/22/20	599	613
4.25%, 10/15/20	935	955
2.88%, (3M US LIBOR + 0.55%), 03/09/21 (a)	3,890	3,902
JPMorgan Chase Bank NA
2.60%, 02/01/21	1,085	1,075
Legg Mason Inc.
2.70%, 07/15/19	635	634
Lincoln National Corp.
4.00%, 09/01/23	655	660
Marsh & McLennan Cos. Inc.
2.55%, 10/15/18	1,655	1,653
Mitsubishi UFJ Financial Group Inc.
3.25%, (3M US LIBOR + 0.92%), 02/22/22 (a)	2,240	2,258
Mizuho Bank Ltd.
2.15%, 10/20/18 (b)	2,385	2,380
Morgan Stanley
3.21%, (3M US LIBOR + 0.85%), 01/24/19 (a)	6,170	6,194
	Shares/Par[1]	Value ($)
5.50%, 01/26/20 - 07/24/20	1,820	1,897
2.90%, (3M US LIBOR + 0.55%), 02/10/21 (a)	3,065	3,069
Nordea Bank AB
1.88%, 09/17/18 (b)	2,040	2,037
PNC Bank NA
2.45%, 11/05/20	2,280	2,241
Principal Life Global Funding II
1.50%, 04/18/19 (b)	1,830	1,811
2.20%, 04/08/20 (b)	3,305	3,253
Provident Cos. Inc.
7.00%, 07/15/18	695	696
Regions Bank
2.25%, 09/14/18	2,090	2,089
2.69%, (3M US LIBOR + 0.38%), 04/01/21 (a)	3,320	3,307
Reinsurance Group of America Inc.
6.45%, 11/15/19	2,800	2,917
5.00%, 06/01/21	295	307
Royal Bank of Scotland Group Plc
6.40%, 10/21/19	715	742
Santander UK Group Holdings Plc
2.88%, 10/16/20	2,905	2,865
Santander UK Plc
2.13%, 11/03/20	1,035	1,004
Sberbank of Russia Via SB Capital SA
3.08%, 03/07/19, EUR	690	816
Shire Acquisitions Investments Ireland Ltd.
1.90%, 09/23/19	9,100	8,956
Skandinaviska Enskilda Banken AB
1.50%, 09/13/19	4,285	4,208
Solvay Finance America LLC
3.40%, 12/03/20 (b)	4,305	4,313
Standard Chartered Plc
2.10%, 08/19/19 (b)	1,120	1,106
2.40%, 09/08/19 (b)	590	584
Sumitomo Mitsui Banking Corp.
1.76%, 10/19/18	1,205	1,201
Sumitomo Mitsui Trust Bank Ltd.
1.95%, 09/19/19 (b)	1,565	1,545
SunTrust Bank
2.59%, 01/29/21	3,700	3,667
SunTrust Banks Inc.
2.35%, 11/01/18	1,870	1,869
Svenska Handelsbanken AB
3.35%, 05/24/21	2,610	2,609
Toronto-Dominion Bank
2.60%, (3M US LIBOR + 0.24%), 01/25/21 (a)	3,935	3,923
Trinity Acquisition Plc
3.50%, 09/15/21	1,135	1,126
UBS Group AG
3.00%, 04/15/21 (b)	5,035	4,961
UBS Group Funding Switzerland AG
3.55%, (3M US LIBOR + 1.22%), 05/23/23 (a) (b)	2,300	2,331
US Bank NA
2.68%, (3M US LIBOR + 0.32%), 04/26/21 (a)	3,690	3,689
WEA Finance LLC
2.70%, 09/17/19 (b)	3,825	3,807
3.25%, 10/05/20 (b)	805	801
Wells Fargo & Co.
2.55%, 12/07/20	230	226
XLIT Ltd.
2.30%, 12/15/18	2,440	2,433
		335,729
Health Care 3.9%
Abbott Laboratories
2.35%, 11/22/19	1,207	1,200
2.90%, 11/30/21	2,995	2,946
AbbVie Inc.
2.30%, 05/14/21	2,675	2,601
Anthem Inc.
2.50%, 11/21/20	1,415	1,390
Bayer US Finance II LLC
3.50%, 06/25/21 (b)	1,545	1,557
Becton Dickinson & Co.
2.68%, 12/15/19	4,280	4,247

See accompanying Notes to Financial Statements.

239

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
2.40%, 06/05/20	3,135	3,076
3.21%, (3M US LIBOR + 0.88%), 12/29/20 (a)	1,085	1,087
Biogen Inc.
2.90%, 09/15/20	1,760	1,752
Catholic Health Initiatives
2.60%, 08/01/18	2,165	2,164
Celgene Corp.
2.88%, 02/19/21	1,625	1,613
CVS Health Corp.
2.96%, (3M US LIBOR + 0.63%), 03/09/20 (a)	1,490	1,495
3.13%, 03/09/20	1,960	1,958
3.05%, (3M US LIBOR + 0.72%), 03/09/21 (a)	1,650	1,659
3.35%, 03/09/21	3,205	3,199
Express Scripts Holding Co.
2.25%, 06/15/19	485	482
3.07%, (3M US LIBOR + 0.75%), 11/30/20 (a)	3,345	3,351
HCA Inc.
3.75%, 03/15/19	6,915	6,931
HCP Inc.
2.63%, 02/01/20	300	296
Humana Inc.
2.63%, 10/01/19	1,435	1,427
Johnson & Johnson
1.95%, 11/10/20	1,170	1,150
Medco Health Solutions Inc.
4.13%, 09/15/20	2,150	2,178
Perrigo Finance Unltd. Co.
3.50%, 03/15/21	375	373
Teva Pharmaceutical Finance Netherlands III BV
1.70%, 07/19/19	5,505	5,378
2.20%, 07/21/21	205	190
Universal Health Services Inc.
3.75%, 08/01/19 (b)	1,795	1,792
WellPoint Inc.
2.30%, 07/15/18	3,260	3,259
		58,751
Industrials 4.3%
Air Lease Corp.
2.13%, 01/15/20	3,540	3,475
2.50%, 03/01/21	685	668
Delta Air Lines Inc.
2.88%, 03/13/20	4,890	4,853
2.60%, 12/04/20	690	675
3.80%, 04/19/23	735	724
Equifax Inc.
2.30%, 06/01/21	750	723
3.20%, (3M US LIBOR + 0.87%), 08/15/21 (a)	1,440	1,444
3.60%, 08/15/21	1,350	1,347
Fortive Corp.
1.80%, 06/15/19	450	445
GATX Corp.
2.50%, 07/30/19	1,670	1,658
2.60%, 03/30/20	3,650	3,604
General Dynamics Corp.
2.65%, (3M US LIBOR + 0.29%), 05/11/20 (a)	775	777
2.74%, (3M US LIBOR + 0.38%), 05/11/21 (a)	1,300	1,303
Honeywell International Inc.
1.80%, 10/30/19	2,800	2,767
International Lease Finance Corp.
6.25%, 05/15/19	1,750	1,805
JB Hunt Transport Services Inc.
2.40%, 03/15/19	755	752
Kansas City Southern
2.35%, 05/15/20	4,580	4,494
Northrop Grumman Corp.
2.08%, 10/15/20	3,800	3,713
PACCAR Financial Corp.
3.10%, 05/10/21	2,990	2,996
Penske Truck Leasing Co. LP
2.88%, 07/17/18 (b)	4,350	4,350
2.50%, 06/15/19 (b)	2,635	2,622
3.20%, 07/15/20 (b)	440	438
Rockwell Collins Inc.
1.95%, 07/15/19	1,200	1,188
	Shares/Par[1]	Value ($)
Roper Industries Inc.
2.05%, 10/01/18	4,140	4,134
Roper Technologies Inc.
3.00%, 12/15/20	650	645
Southwest Airlines Co.
2.75%, 11/06/19	2,205	2,197
Stanley Black & Decker Inc.
2.45%, 11/17/18	8,720	8,708
Union Pacific Corp.
3.20%, 06/08/21 (g)	2,870	2,875
United Parcel Service Inc.
2.50%, 04/01/23	825	795
		66,175
Information Technology 4.4%
Alibaba Group Holding Ltd.
2.50%, 11/28/19	6,170	6,130
Apple Inc.
1.80%, 11/13/19	3,630	3,592
Avnet Inc.
3.75%, 12/01/21 (e)	1,260	1,252
Baidu Inc.
2.75%, 06/09/19	6,415	6,387
Broadcom Corp.
2.38%, 01/15/20	4,455	4,395
3.00%, 01/15/22	4,185	4,069
DXC Technology Co.
2.88%, 03/27/20	2,565	2,544
3.25%, (3M US LIBOR + 0.95%), 03/01/21 (a)	4,815	4,816
eBay Inc.
2.15%, 06/05/20	2,155	2,119
Fidelity National Information Services Inc.
3.63%, 10/15/20	615	619
2.25%, 08/15/21	3,130	3,012
Hewlett Packard Enterprise Co.
2.85%, 10/05/18	947	948
2.10%, 10/04/19 (b)	1,545	1,526
Keysight Technologies Inc.
3.30%, 10/30/19	8,835	8,812
Microchip Technology Inc.
3.92%, 06/01/21 (b)	1,995	2,000
QUALCOMM Inc.
2.10%, 05/20/20	1,625	1,623
Seagate HDD Cayman
3.75%, 11/15/18	2,255	2,254
Tencent Holdings Ltd.
3.38%, 05/02/19 (b)	1,415	1,421
2.88%, 02/11/20 (b)	3,845	3,830
Xerox Corp.
2.75%, 03/15/19	3,285	3,270
5.63%, 12/15/19	2,915	2,991
		67,610
Materials 1.9%
ArcelorMittal SA
5.25%, 08/05/20 (e)	1,075	1,109
Celulosa Arauco y Constitucion SA
7.25%, 07/29/19	2,035	2,114
CNAC HK Finbridge Co. Ltd.
4.13%, 03/14/21	1,840	1,844
Eastman Chemical Co.
2.70%, 01/15/20	960	954
LyondellBasell Industries NV
5.00%, 04/15/19	731	738
6.00%, 11/15/21	1,635	1,749
Martin Marietta Materials Inc.
2.82%, (3M US LIBOR + 0.50%), 12/20/19 (a)	1,525	1,528
2.98%, (3M US LIBOR + 0.65%), 05/22/20 (a)	870	872
Packaging Corp. of America
2.45%, 12/15/20	1,415	1,386
Sherwin-Williams Co.
2.25%, 05/15/20	8,035	7,916
Southern Copper Corp.
5.38%, 04/16/20	510	528
Syngenta Finance NV
3.70%, 04/24/20 (b)	2,235	2,236

See accompanying Notes to Financial Statements.

240

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Vulcan Materials Co.
2.94%, (3M US LIBOR + 0.60%), 06/15/20 (a)	2,080	2,080
2.95%, (3M US LIBOR + 0.65%), 03/01/21 (a) (g)	3,900	3,902
		28,956
Real Estate 1.2%
American Campus Communities Operating Partnership
3.35%, 10/01/20	2,840	2,831
ARC Properties Operating Partnership LP
3.00%, 02/06/19	6,931	6,924
Brixmor Operating Partnership LP
3.88%, 08/15/22	445	443
Crown Castle International Corp.
3.40%, 02/15/21	2,765	2,761
2.25%, 09/01/21	4,185	4,019
Kimco Realty Corp.
6.88%, 10/01/19	1,165	1,216
		18,194
Telecommunication Services 0.4%
America Movil SAB de CV
5.00%, 10/16/19	425	434
AT&T Inc.
2.30%, 03/11/19	2,060	2,051
Crown Castle Towers LLC
3.72%, 07/15/23 (b) (h)	220	220
SES Global Americas Holdings GP
2.50%, 03/25/19 (b)	910	905
Telefonos de Mexico SAB de CV
5.50%, 11/15/19	2,285	2,356
		5,966
Utilities 2.6%
Dominion Energy Inc.
2.58%, 07/01/20 (f)	1,075	1,059
Dominion Resources Inc.
1.50%, 09/30/18 (b)	1,345	1,341
1.88%, 01/15/19	745	741
2.96%, 07/01/19 (f)	1,035	1,033
Duke Energy Corp.
3.55%, 09/15/21	780	783
ENN Energy Holdings Ltd.
3.25%, 10/23/19	1,815	1,802
6.00%, 05/13/21 (b)	440	462
Exelon Generation Co. LLC
5.20%, 10/01/19	287	295
2.95%, 01/15/20	3,180	3,167
FirstEnergy Corp.
2.85%, 07/15/22 (e)	2,300	2,223
Mississippi Power Co.
2.99%, (3M US LIBOR + 0.65%), 03/27/20 (a)	1,140	1,140
NextEra Energy Capital Holdings Inc.
1.65%, 09/01/18	1,105	1,103
2.30%, 04/01/19	1,265	1,259
Origin Energy Finance Ltd.
3.50%, 10/09/18 (b)	4,360	4,360
PNM Resources Inc.
3.25%, 03/09/21	2,375	2,356
San Diego Gas & Electric Co.
1.91%, 02/01/22	914	909
Sempra Energy
1.63%, 10/07/19	775	760
2.85%, (3M US LIBOR + 0.50%), 01/15/21 (a)	2,545	2,555
Southern Co.
1.55%, 07/01/18	1,140	1,140
1.85%, 07/01/19	4,065	4,024
2.35%, 07/01/21	875	844
State Grid Overseas Investment Ltd.
2.25%, 05/04/20 (b)	5,995	5,880
		39,236
Total Corporate Bonds And Notes (cost $782,473)		776,646
	Shares/Par[1]	Value ($)
GOVERNMENT AND AGENCY OBLIGATIONS 20.1%
Collateralized Mortgage Obligations 1.9%
Federal Home Loan Mortgage Corp.
Series 2017-M1-HQA2, 2.89%, (1M US LIBOR + 0.80%), 12/25/29 (a)	903	905
Series 2017-M1-HQA3, 2.64%, (1M US LIBOR + 0.55%), 04/25/30 (a)	489	489
Series 2017-M1-DNA2, REMIC, 3.29%, (1M US LIBOR + 1.20%), 10/25/29 (a)	3,768	3,808
Series 2018-M1-DNA2, REMIC, 2.86%, (1M US LIBOR + 0.80%), 12/25/30 (a) (b)	4,960	4,959
Series PA-3713, REMIC, 2.00%, 02/15/40	2,824	2,756
Series 2017-M1-SC02, REMIC, 3.87%, 05/25/47 (a) (b)	675	666
Series 2017-M1-SPI1, REMIC, 3.98%, 09/25/47 (a) (b)	283	283
Series 2018-M1-SPI2, REMIC, 3.82%, 05/25/48 (a) (b)	1,100	1,100
Federal National Mortgage Association
Series 2009-AL-70, REMIC, 5.00%, 08/25/19	30	31
Series 2018-1M1-C03, REMIC, 2.77%, (1M US LIBOR + 0.68%), 10/25/30 (a)	2,771	2,771
Series 2018-PC-44, REMIC, 4.00%, 06/25/44	3,985	4,082
Series 2016-FA-85, REMIC, 2.59%, (1M US LIBOR + 0.50%), 11/25/46 (a)	2,980	3,012
Freddie Mac Structured Agency Credit Risk Debt Note
Series 2017-M1-DNA1, REMIC, 3.29%, (1M US LIBOR + 1.20%), 03/25/21 (a)	1,283	1,293
Series 2017-M1-HQA1, REMIC, 3.29%, (1M US LIBOR + 1.20%), 08/25/29 (a)	2,112	2,126
		28,281
Commercial Mortgage-Backed Securities 0.2%
Federal Home Loan Mortgage Corp.
Series A1-K715, REMIC, 2.06%, 03/25/20	2,263	2,251
Mortgage-Backed Securities 5.3%
Federal Home Loan Mortgage Corp.
4.50%, 11/01/18 - 08/01/20	5	5
5.50%, 10/01/19 - 07/01/20	46	46
5.00%, 12/01/23	445	461
3.39%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity +/- MBS Spread), 09/01/33 (a)	47	49
3.50%, (12M US LIBOR +/- MBS Spread), 09/01/33 (a)	9	9
3.34%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity +/- MBS Spread), 10/01/34 (a)	24	25
3.50%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity +/- MBS Spread), 11/01/34 (a)	37	39
3.65%, (12M US LIBOR +/- MBS Spread), 11/01/34 (a)	22	22
3.43%, (12M US LIBOR +/- MBS Spread), 01/01/35 (a)	17	17
3.51%, (12M US LIBOR +/- MBS Spread), 02/01/35 (a)	15	16
3.53%, (12M US LIBOR +/- MBS Spread), 02/01/35 (a)	28	30
3.55%, (12M US LIBOR +/- MBS Spread), 02/01/35 - 10/01/35 (a)	100	105
3.58%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity +/- MBS Spread), 02/01/35 (a)	25	26
3.74%, (12M US LIBOR +/- MBS Spread), 02/01/35 (a)	18	19
3.93%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity +/- MBS Spread), 02/01/35 (a)	33	35
3.97%, (12M US LIBOR +/- MBS Spread), 06/01/35 (a)	185	195
3.62%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity +/- MBS Spread), 09/01/35 (a)	325	345
6.00%, 09/01/34 - 01/01/38	924	1,028
3.48%, (12M US LIBOR +/- MBS Spread), 11/01/35 (a)	77	79

See accompanying Notes to Financial Statements.

241

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
3.64%, (12M US LIBOR +/- MBS Spread), 11/01/34 - 03/01/36 (a)	101	106
Federal National Mortgage Association
3.00%, 03/01/30 - 11/25/47	4,591	4,549
6.50%, 07/01/32 - 12/01/32	458	510
3.72%, (12M US LIBOR +/- MBS Spread), 03/01/33 (a)	1	1
3.42%, (6M US LIBOR +/- MBS Spread), 06/01/33 (a)	15	15
3.99%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity +/- MBS Spread), 06/01/33 (a)	184	193
3.80%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity +/- MBS Spread), 07/01/33 (a)	11	11
5.00%, 07/01/19 - 07/01/41	5,358	5,699
3.50%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity +/- MBS Spread), 12/01/33 (a)	106	112
4.07%, (6M US LIBOR +/- MBS Spread), 12/01/33 (a)	1	2
3.81%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity +/- MBS Spread), 04/01/34 (a)	3	3
3.39%, (12M US LIBOR +/- MBS Spread), 10/01/34 - 01/01/35 (a)	18	20
3.25%, (12M US LIBOR +/- MBS Spread), 11/01/34 (a)	3	3
3.42%, (12M US LIBOR +/- MBS Spread), 11/01/34 (a)	51	54
3.58%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity +/- MBS Spread), 11/01/34 (a)	214	226
3.37%, (12M US LIBOR +/- MBS Spread), 12/01/34 (a)	22	24
3.50%, (12M US LIBOR +/- MBS Spread), 01/01/35 (a)	31	32
3.51%, (12M US LIBOR +/- MBS Spread), 01/01/35 (a)	24	25
3.57%, (12M US LIBOR +/- MBS Spread), 01/01/35 (a)	35	37
3.61%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity +/- MBS Spread), 02/01/35 (a)	64	67
3.46%, (12M US LIBOR +/- MBS Spread), 03/01/35 (a)	16	17
3.48%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity +/- MBS Spread), 04/01/35 (a)	140	147
4.05%, (12M US LIBOR +/- MBS Spread), 04/01/35 (a)	48	50
4.36%, (12M US LIBOR +/- MBS Spread), 04/01/35 (a)	152	160
3.56%, (12M US LIBOR +/- MBS Spread), 05/01/35 (a)	73	76
3.88%, (12M US LIBOR +/- MBS Spread), 05/01/35 (a)	189	197
3.90%, (12M US LIBOR +/- MBS Spread), 05/01/35 (a)	24	25
3.52%, (12M US LIBOR +/- MBS Spread), 06/01/35 (a)	117	124
3.92%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity +/- MBS Spread), 06/01/35 (a)	231	243
4.20%, (12M US LIBOR +/- MBS Spread), 07/01/35 (a)	136	143
3.10%, (6M US LIBOR +/- MBS Spread), 08/01/35 (a)	345	358
3.99%, (12M US LIBOR +/- MBS Spread), 08/01/35 (a)	160	167
3.23%, (12M US LIBOR +/- MBS Spread), 11/01/35 (a)	245	257
3.44%, (12M US LIBOR +/- MBS Spread), 11/01/35 (a)	140	145
3.47%, (12M US LIBOR +/- MBS Spread), 02/01/35 - 02/01/36 (a)	188	196
3.77%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity +/- MBS Spread), 02/01/36 (a)	352	369
	Shares/Par[1]	Value ($)
3.60%, (12M US LIBOR +/- MBS Spread), 03/01/36 (a)	117	123
3.82%, (12M US LIBOR +/- MBS Spread), 03/01/36 (a)	182	192
5.50%, 12/01/18 - 12/01/39	8,757	9,498
6.00%, 03/01/34 - 10/01/40	1,832	2,027
4.50%, 06/01/19 - 06/01/44	11,899	12,384
4.00%, 06/01/33 - 08/01/43	4,200	4,314
3.50%, 11/01/26 - 10/01/46	6,635	6,701
Government National Mortgage Association
5.50%, 07/15/20	13	13
6.00%, 07/15/36	1,126	1,250
4.50%, 09/20/40	751	791
3.50%, 03/20/43 - 04/20/43	3,400	3,431
3.50%, 02/20/48 (h)	1,565	1,569
4.00%, 02/20/48	2,334	2,394
5.00%, 12/20/34 - 04/20/48	18,027	18,969
4.00%, 05/20/48 (h)	390	396
		80,966
Municipal 0.2%
Florida State Board of Administration Finance Corp.
2.16%, 07/01/19	3,650	3,627
U.S. Government Agency Obligations 9.9%
Federal Home Loan Bank
2.63%, 05/28/20 (i)	11,315	11,321
Federal Home Loan Mortgage Corp.
1.63%, 09/29/20 (g) (i)	33,260	32,534
Federal National Mortgage Association
1.00%, 08/28/19 (i)	37,450	36,830
1.50%, 02/28/20 - 07/30/20 (i)	45,000	44,089
1.25%, 08/17/21 (i)	26,125	25,011
		149,785
U.S. Treasury Securities 2.6%
U.S. Treasury Note
1.63%, 11/30/20	27,100	26,490
1.38%, 05/31/21	14,180	13,684
		40,174
Total Government And Agency Obligations (cost $308,749)		305,084
SHORT TERM INVESTMENTS 1.9%
Certificates of Deposit 0.3%
Intesa Sanpaolo SpA
2.10%, 09/27/18	4,035	4,031
Commercial Paper 0.4%
Syngenta Wilmington Inc.
3.25%, 08/15/18 (b) (j)	5,610	5,590
Investment Companies 0.7%
JNL Government Money Market Fund - Institutional Class, 1.79% (k) (l)	4,000	4,000
T. Rowe Price Government Reserve Fund, 1.88% (k) (l)	7,106	7,106
		11,106
Securities Lending Collateral 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95% (l)	8,310	8,310
Total Short Term Investments (cost $29,038)		29,037
Total Investments 99.8% (cost $1,528,214)		1,515,629
Other Derivative Instruments (0.0)%		(27)
Other Assets and Liabilities, Net 0.2%		2,493
Total Net Assets 100.0%		1,518,095

See accompanying Notes to Financial Statements.

242

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Shares/Par[1]	Value ($)

(a)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b)  The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2018, the value and the percentage of net assets of these liquid securities was $425,326 and 28.0%, respectively.

(c)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d)   Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e)   The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(f)   Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2018.

(g)  All or portion of the security was on loan.

(h)  All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2018, the total payable for investments purchased on a delayed delivery basis was $2,183.

(i)  The security is a direct debt of the agency and not collateralized by mortgages.

(j)  The coupon rate represents the yield to maturity.

(k)   Investment in affiliate.

(l)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

JNL/T. Rowe Price Value Fund
COMMON STOCKS 98.5%
Consumer Discretionary 6.8%
Booking Holdings Inc. (a)	22	43,718
Charter Communications Inc. - Class A (a)	119	34,863
Comcast Corp. - Class A	936	30,714
HanesBrands Inc. (b)	1,317	28,996
Las Vegas Sands Corp.	279	21,329
Lennar Corp. - Class A	74	3,909
Limited Brands Inc.	66	2,421
Magna International Inc.	694	40,316
MGM Resorts International	441	12,805
Norwegian Cruise Line Holdings Ltd. (a)	471	22,254
Ross Stores Inc.	380	32,177
Twenty-First Century Fox Inc. - Class B	1,066	52,522
		326,024
Consumer Staples 7.2%
Bunge Ltd.	515	35,884
Kimberly-Clark Corp.	327	34,436
PepsiCo Inc.	22	2,417
Philip Morris International Inc.	791	63,865
Tyson Foods Inc. - Class A	2,974	204,752
		341,354
Energy 9.7%
Apache Corp.	47	2,212
	Shares/Par[1]	Value ($)
BP Plc - ADR	1,003	45,811
Canadian Natural Resources Ltd.	377	13,591
Chevron Corp.	640	80,882
Concho Resources Inc. (a)	295	40,871
ConocoPhillips Co.	267	18,591
Diamondback Energy Inc.	38	4,973
EOG Resources Inc.	353	43,879
Phillips 66	444	49,832
Plains GP Holdings LP - Class A (a)	679	16,245
Total SA - ADR	843	51,052
TransCanada Corp. (b)	1,599	69,099
Valero Energy Corp.	228	25,273
		462,311
Financials 22.5%
American International Group Inc.	1,017	53,906
Bank of New York Mellon Corp.	1,040	56,102
Charles Schwab Corp.	883	45,099
Chubb Ltd.	464	58,905
Citigroup Inc.	817	54,648
Fifth Third Bancorp	925	26,546
First Republic Bank	405	39,212
Intercontinental Exchange Inc.	801	58,952
JPMorgan Chase & Co.	993	103,513
Marsh & McLennan Cos. Inc.	825	67,662
MetLife Inc.	1,120	48,825
Morgan Stanley	631	29,928
PNC Financial Services Group Inc.	667	90,129
State Street Corp.	540	50,313
U.S. Bancorp	1,507	75,385
Wells Fargo & Co.	3,372	186,919
Willis Towers Watson Plc	169	25,666
		1,071,710
Health Care 14.9%
Aetna Inc.	131	24,133
Agilent Technologies Inc.	706	43,640
Anthem Inc.	97	23,167
Becton Dickinson & Co.	277	66,251
Boston Scientific Corp. (a)	390	12,766
CIGNA Corp.	108	18,287
Cooper Cos. Inc.	89	21,026
CVS Health Corp.	897	57,703
Danaher Corp.	433	42,744
Gilead Sciences Inc.	183	12,985
Hologic Inc. (a)	560	22,259
Medtronic Plc	911	77,995
Merck & Co. Inc.	1,079	65,479
Pfizer Inc.	3,001	108,866
Stryker Corp.	270	45,542
Thermo Fisher Scientific Inc.	136	28,157
UnitedHealth Group Inc.	126	30,815
Zimmer Biomet Holdings Inc.	64	7,088
		708,903
Industrials 7.6%
American Airlines Group Inc.	1,547	58,725
Boeing Co.	249	83,473
Harris Corp.	148	21,358
Honeywell International Inc.	159	22,939
Johnson Controls International Plc	939	31,425
Kansas City Southern	93	9,833
Northrop Grumman Systems Corp.	215	66,248
PACCAR Inc.	87	5,396
Republic Services Inc.	35	2,365
Roper Industries Inc.	68	18,897
Southwest Airlines Co.	312	15,900
Stanley Black & Decker Inc.	198	26,243
		362,802
Information Technology 13.8%
Applied Materials Inc.	605	27,925
Broadcom Inc.	209	50,706
Cisco Systems Inc.	2,307	99,272
Corning Inc.	957	26,330
Facebook Inc. - Class A (a)	277	53,826
Keysight Technologies Inc. (a)	892	52,668

See accompanying Notes to Financial Statements.

243

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Maxim Integrated Products Inc.	178	10,463
Microsoft Corp.	2,205	217,484
Synopsys Inc. (a)	496	42,473
TE Connectivity Ltd.	8	699
Texas Instruments Inc.	678	74,761
		656,607
Materials 3.7%
CF Industries Holdings Inc.	395	17,524
DowDuPont Inc.	913	60,188
International Paper Co.	1,915	99,709
		177,421
Real Estate 2.3%
Crown Castle International Corp.	817	88,143
SL Green Realty Corp.	133	13,330
Weyerhaeuser Co.	223	8,133
		109,606
Telecommunication Services 1.6%
AT&T Inc.	1,640	52,645
Verizon Communications Inc.	518	26,059
		78,704
Utilities 8.4%
DTE Energy Co.	156	16,135
Entergy Corp.	732	59,170
Evergy Inc.	937	52,614
Eversource Energy	185	10,855
NextEra Energy Inc.	628	104,908
NiSource Inc.	849	22,309
PG&E Corp.	884	37,628
Sempra Energy	475	55,145
Southern Co.	952	44,102
		402,866
Total Common Stocks (cost $4,511,901)		4,698,308
PREFERRED STOCKS 1.0%
Health Care 0.2%
Becton Dickinson & Co. - Series A, 6.13%, 05/01/20 (c)	188	11,643
Industrials 0.2%
Fortive Corp. - Series A, 5.00%, 07/01/21 (c)	7	7,362
Utilities 0.6%
NextEra Energy Inc., 6.12%, 09/01/19 (c)	345	19,686
Sempra Energy, 6.00%, 01/15/21 (c)	95	9,838
		29,524
Total Preferred Stocks (cost $43,219)		48,529
SHORT TERM INVESTMENTS 0.5%
Investment Companies 0.4%
JNL Government Money Market Fund - Institutional Class, 1.79% (d) (e)	3,075	3,075
T. Rowe Price Government Reserve Fund, 1.88% (d) (e)	15,999	15,999
		19,074
Securities Lending Collateral 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95% (e)	2,603	2,603
Total Short Term Investments (cost $21,677)		21,677
Total Investments 100.0% (cost $4,576,797)		4,768,514
Other Assets and Liabilities, Net (0.0)%		(4)
Total Net Assets 100.0%		4,768,510

(a)  Non-income producing security.

(b)  All or portion of the security was on loan.

(c)   Convertible security.

(d)  Investment in affiliate.

(e)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

JNL/Westchester Capital Event Driven Fund
COMMON STOCKS 57.3%
Consumer Discretionary 10.5%
Altice USA Inc. - Class A	107	1,820
Caesars Entertainment Corp. (a) (b) (c)	71	759
CBS Corp. - Class B (c)	2	108
	Shares/Par[1]	Value ($)
ILG Inc. (c)	7	216
Tenneco Inc. (c)	114	5,011
Tribune Media Co. - Class A (b)	70	2,680
Twenty-First Century Fox Inc. - Class B	260	12,807
		23,401
Consumer Staples 3.0%
Pinnacle Foods Inc.	101	6,563
Rite Aid Corp. (a)	124	215
		6,778
Energy 4.1%
Andeavor Corp. (b)	44	5,784
Columbia Pipeline Group Inc. (a) (d) (e) (f)	134	3,417
		9,201
Financials 16.8%
Avista Healthcare Public Acquisition Corp. - Class A (a)	123	1,231
Big Rock Partners Acquisition Corp. (a)	113	1,119
Bison Capital Acquisition Corp. (a)	107	1,068
Black Ridge Acquisition Corp. (a)	85	830
CM Seven Star Acquisition Corp. (a)	247	2,431
Constellation Alpha Capital Corp. (a)	226	2,246
Draper Oakwood Technology Acquisition Inc. - Class A (a)	102	1,021
Federal Street Acquisition Corp. - Class A (a)	24	232
GigCapital Inc. (a)	302	2,978
Industrea Acquisition Corp. - Class A (a)	114	1,125
Kayne Anderson Acquisition Corp. - Class A (a)	48	468
Legacy Acquisition Corp. - Class A (a) (b)	356	3,421
Matlin & Partners Acquisition Corp. - Class A (a)	61	607
Modern Media Acquisition Corp. (a)	241	2,401
Mudrick Capital Acquisition Corp. (a)	44	454
Pensare Acquisition Corp. (a)	165	1,640
Pure Acquisition Corp. (a)	89	913
Regalwood Global Energy Ltd. (a)	240	2,431
Trinity Merger Corp. (a)	188	1,890
XL Group Ltd.	163	9,138
		37,644
Health Care 4.0%
Aetna Inc. (b)	18	3,350
Envision Healthcare Corp. (a)	39	1,715
NxStage Medical Inc. (a)	40	1,109
Shire Plc - ADR (c)	16	2,672
		8,846
Industrials 6.4%
Rockwell Collins Inc. (b)	93	12,481
United Technologies Corp. (c)	14	1,725
		14,206
Information Technology 5.1%
Cavium Inc. (a)	34	2,939
ConvergeOne Holdings Inc. - Class A	274	2,572
Mitel Networks Corp. (a)	103	1,130
MoneyGram International Inc. (a)	50	333
NXP Semiconductors NV (a)	2	212
Orbotech Ltd. (a) (b)	67	4,158
		11,344
Materials 6.1%
DowDuPont Inc. (c)	117	7,743
Huntsman Corp. (c)	196	5,719
KapStone Paper and Packaging Corp.	7	247
		13,709
Real Estate 0.1%
Gramercy Property Trust	4	99
MTGE Investment Corp.	6	117
		216
Telecommunication Services 1.2%
AT&T Inc.	79	2,532
CenturyLink Inc. (c)	13	240
		2,772
Total Common Stocks (cost $126,043)		128,117

See accompanying Notes to Financial Statements.

244

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
PREFERRED STOCKS 2.8%
Energy 1.2%
Callon Petroleum Co. - Series A, 10.00%, (callable at 50 beginning 08/09/18) (g)	28	1,446
NuStar Logistics LP, 9.08%, 01/15/43	52	1,332
		2,778
Real Estate 1.6%
Colony Capital Inc., 8.75%, (callable at 25 begininng 05/15/19) (g)	68	1,764
Kimco Realty Corp. - Series M, 5.25%, (callable at 25 beginning 12/20/22) (g)	70	1,577
LaSalle Hotel Properties - Series I, 6.38%, (callable at 25 beginning 08/09/18) (g)	7	165
		3,506
Total Preferred Stocks (cost $6,364)		6,284
RIGHTS 0.3%
Big Rock Partners Acquisition Corp. (a)	113	44
Bison Capital Acquisition Corp. (a)	107	35
Black Ridge Acquisition Corp. (a)	85	25
CM Seven Star Acquisition Corp. (a)	247	79
Draper Oakwood Technology Acquisition Inc. (a)	102	60
GigCapital Inc. (a)	302	136
Modern Media Acquisition Corp. (a)	241	125
Nexstar Broadcasting Inc. (a) (d)	134	14
Pensare Acquisition Corp. (a)	165	74
Total Rights (cost $472)		592
WARRANTS 0.3%
Big Rock Partners Acquisition Corp. (a)	57	20
Bison Capital Acquisition Corp. (a)	53	19
Black Ridge Acquisition Corp. (a)	85	21
CM Seven Star Acquisition Corp. (a)	123	44
ConvergeOne Holdings Inc. (a) (d)	181	213
Draper Oakwood Technology Acquisition Inc. (a)	51	31
Federal Street Acquisition Corp. (a)	12	14
GigCapital Inc. (a)	227	102
Legacy Acquisition Corp. (a)	356	153
Modern Media Acquisition Corp. (a)	120	78
Pensare Acquisition Corp. (a)	83	53
Total Warrants (cost $476)		748
INVESTMENT COMPANIES 4.8%
Altaba Inc. (a)	2	161
Apollo Senior Floating Rate Fund Inc. (b)	55	903
Apollo Tactical Income Fund Inc.	1	22
Ares Dynamic Credit Allocation Fund Inc.	11	172
BlackRock Debt Strategies Fund Inc.	189	2,116
BlackRock Floating Rate Income Strategies Fund Inc.	47	656
Eaton Vance Floating-Rate Income Trust	56	815
First Trust Senior Floating Rate Income Fund II	55	704
Invesco Dynamic Credit Opportunities Fund	78	908
Invesco Senior Income Trust	206	881
Nuveen Credit Strategies Income Fund	4	29
Voya Prime Rate Trust	177	891
Western Asset High Income Opportunity Fund Inc. (b)	498	2,401
Total Investment Companies (cost $10,672)		10,659
CORPORATE BONDS AND NOTES 16.2%
Consumer Discretionary 3.3%
Caesars Entertainment Corp.
5.00%, 10/01/24 (h)	719	1,221
Rent-A-Center Inc.
6.63%, 11/15/20	701	702
4.75%, 05/01/21	937	936
Sinclair Television Group Inc.
6.13%, 10/01/22	4,109	4,187
Tribune Media Co.
5.88%, 07/15/22	243	245
		7,291
Consumer Staples 2.9%
HRG Group Inc.
7.75%, 01/15/22	5,435	5,612
Rite Aid Corp.
6.13%, 04/01/23 (i)	979	994
		6,606
	Shares/Par[1]	Value ($)
Energy 1.2%
Enbridge Inc.
6.00%, 01/15/77 (h) (j)	2,925	2,757
Health Care 3.4%
Amsurg Corp.
5.63%, 07/15/22	6,763	6,896
Kindred Healthcare Inc.
6.38%, 04/15/22	589	608
		7,504
Industrials 0.9%
Altegrity Inc.
9.50%, 07/01/19 (i)	1,840	1,927
Materials 1.9%
Momentive Performance Materials Inc.
3.88%, 10/24/21	4,153	4,360
Real Estate 1.7%
QCP SNF West REIT LLC
8.13%, 11/01/23 (i)	3,439	3,724
Telecommunication Services 0.2%
T-Mobile USA Inc.
6.50%, 01/15/24	406	422
Utilities 0.7%
Dynegy Inc.
5.88%, 06/01/23	1,519	1,561
Total Corporate Bonds And Notes (cost $35,854)		36,152
OTHER EQUITY INTERESTS 0.0%
Winthrop Realty Trust Escrow (a) (d) (f) (k) (l)	51	18
Total Other Equity Interests (cost $269)		18
SHORT TERM INVESTMENTS 5.0%
Investment Companies 5.0%
JNL Government Money Market Fund - Institutional Class, 1.79% (m) (n)	11,297	11,297
Total Short Term Investments (cost $11,297)		11,297
Total Investments 86.7% (cost $191,447)		193,867
Total Securities Sold Short (8.0)% (proceeds $19,455)		(17,873)
Total Purchased Options 0.5% (cost $1,192)		1,089
Other Derivative Instruments 1.5%		3,351
Other Assets and Liabilities, Net 19.3%		43,212
Total Net Assets 100.0%		223,646

(a)  Non-income producing security.

(b)  All or a portion of the security is pledged or segregated as collateral.

(c)  All or a portion of the security is subject to a written call option.

(d)   Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e)   Shares subject to merger appraisal rights.

(f)   The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(g)   Perpetual security. Next contractual call date presented, if applicable.

(h)   Convertible security.

(i)  The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2018, the value and the percentage of net assets of these liquid securities was $6,645 and 3.0%, respectively.

See accompanying Notes to Financial Statements.

245

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Shares/Par[1]	Value ($)

(j)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(k)  Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(l)   Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(m)  Investment in affiliate.

(n)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

SECURITIES SOLD SHORT (8.0%)
COMMON STOCKS (8.0%)
Consumer Discretionary (2.2%)
Discovery Inc. - Class A	(33)	(903)
Marriott Vacations Worldwide Corp.	(28)	(3,189)
Sinclair Broadcast Group Inc. - Class A	(16)	(518)
Walt Disney Co.	(3)	(278)
		(4,888)
Consumer Staples (0.4%)
ConAgra Brands Inc.	(28)	(987)
Energy (2.2%)
Marathon Petroleum Corp.	(70)	(4,917)
Financials (0.0%)
Annaly Capital Management Inc.	(6)	(58)
Health Care (0.4%)
CVS Health Corp.	(12)	(769)
Information Technology (1.5%)
Alibaba Group Holding Ltd. - ADS	(1)	(134)
KLA-Tencor Corp.	(17)	(1,725)
Marvell Technology Group Ltd.	(74)	(1,587)
		(3,446)
Materials (0.8%)
Praxair Inc.	(11)	(1,713)
Real Estate (0.5%)
Brookfield Property Partners LP	(58)	(1,095)
Total Common Stocks (proceeds $19,455)		(17,873)
Total Securities Sold Short (8.0%) (proceeds $19,455)		(17,873)

JNL/WMC Balanced Fund
COMMON STOCKS 64.2%
Consumer Discretionary 4.8%
Autoliv Inc. (a)	211	30,239
CBS Corp. - Class B	514	28,904
Comcast Corp. - Class A	3,279	107,592
Expedia Group Inc.	265	31,842
Ford Motor Co.	1,417	15,686
Hilton Worldwide Holdings Inc.	603	47,769
Home Depot Inc.	138	26,904
Lowe's Cos. Inc.	424	40,505
TJX Cos. Inc.	458	43,567
		373,008
Consumer Staples 3.0%
Costco Wholesale Corp.	170	35,495
PepsiCo Inc.	620	67,509
Philip Morris International Inc.	647	52,221
Sysco Corp.	615	42,004
	Shares/Par[1]	Value ($)
Walmart Inc.	374	32,035
		229,264
Energy 6.6%
BP Plc - ADR	637	29,090
Canadian Natural Resources Ltd.	426	15,368
Chevron Corp.	1,053	133,164
ConocoPhillips Co.	943	65,632
Halliburton Co.	941	42,396
Hess Corp.	1,351	90,401
Suncor Energy Inc.	1,886	76,713
Total SA - ADR	893	54,074
		506,838
Financials 13.7%
American International Group Inc.	928	49,193
Bank of America Corp.	6,092	171,736
Bank of Nova Scotia (a)	653	37,392
BlackRock Inc.	92	45,825
Chubb Ltd.	733	93,069
Citigroup Inc.	834	55,794
Intercontinental Exchange Inc.	765	56,230
JPMorgan Chase & Co.	1,554	161,900
Marsh & McLennan Cos. Inc.	598	49,015
MetLife Inc.	775	33,810
Northern Trust Corp.	607	62,406
PNC Financial Services Group Inc.	716	96,681
Principal Financial Group Inc.	910	48,183
Prudential Financial Inc.	1,038	97,095
		1,058,329
Health Care 8.9%
Abbott Laboratories	614	37,433
AstraZeneca Plc - ADR	1,936	67,962
Bristol-Myers Squibb Co.	1,776	98,277
Cardinal Health Inc.	595	29,055
CVS Health Corp.	788	50,683
Eli Lilly & Co.	698	59,600
Medtronic Plc	857	73,344
Merck & Co. Inc.	1,259	76,399
Pfizer Inc.	2,543	92,268
UnitedHealth Group Inc.	294	72,011
Universal Health Services Inc. - Class B	272	30,291
		687,323
Industrials 4.6%
Canadian Pacific Railway Co.	181	33,193
Caterpillar Inc.	280	37,987
Eaton Corp. Plc	436	32,575
Honeywell International Inc.	285	40,990
Johnson Controls International Plc (a)	1,329	44,459
Lockheed Martin Corp.	57	16,842
Union Pacific Corp.	340	48,146
United Parcel Service Inc. - Class B	574	61,000
United Technologies Corp.	321	40,110
		355,302
Information Technology 11.9%
Accenture Plc - Class A	185	30,317
Alliance Data Systems Corp.	96	22,375
Alphabet Inc. - Class A (b)	114	128,556
Apple Inc.	362	66,961
Cisco Systems Inc.	1,488	64,046
eBay Inc. (b)	1,303	47,243
HP Inc.	2,204	50,011
Intel Corp.	1,978	98,329
International Business Machines Corp.	207	28,922
KLA-Tencor Corp.	408	41,797
Microsoft Corp.	2,061	203,187
Motorola Solutions Inc.	515	59,898
QUALCOMM Inc.	679	38,108
Texas Instruments Inc.	368	40,586
		920,336
Materials 3.0%
Ball Corp.	872	30,986
BHP Billiton Plc - ADR	1,007	45,284
Celanese Corp. - Class A	278	30,821
FMC Corp.	231	20,611

See accompanying Notes to Financial Statements.

246

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
International Paper Co.	1,093	56,933
PPG Industries Inc.	425	44,120
		228,755
Real Estate 2.0%
American Tower Corp.	329	47,423
Corporate Office Properties Trust	1,120	32,467
Invitation Homes Inc.	973	22,439
Simon Property Group Inc.	297	50,523
		152,852
Telecommunication Services 2.1%
AT&T Inc.	780	25,036
Verizon Communications Inc.	2,737	137,685
		162,721
Utilities 3.6%
Dominion Energy Inc.	933	63,604
Edison International	852	53,891
Exelon Corp.	1,239	52,798
Sempra Energy	637	73,994
UGI Corp.	713	37,128
		281,415
Total Common Stocks (cost $4,161,847)		4,956,143
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 5.0%
ALM VI Ltd
Series 2012-A2R3-6A, 3.75%, (3M US LIBOR + 1.40%), 07/15/26 (c) (d)	6,600	6,592
AmeriCredit Automobile Receivables Trust
Series 2014-C-1, 2.15%, 03/09/20	165	165
Series 2017-A2A-1, 1.51%, 05/18/20	353	353
Series 2017-A2A-2, 1.65%, 09/18/20	766	764
Angel Oak Mortgage Trust LLC
Series 2017-A1-3, 2.71%, 11/25/21 (c) (d)	1,488	1,465
Apidos CLO XVII
Series 2014-A1R-17A, 3.66%, (3M US LIBOR + 1.31%), 04/17/26 (c) (d)	2,085	2,085
Apidos CLO XXII
Series 2015-A2A-22A, 4.41%, (3M US LIBOR + 2.05%), 10/20/27 (c) (d)	5,150	5,158
Ares XXIX CLO Ltd.
Series 2014-A1R-1A, 3.54%, (3M US LIBOR + 1.19%), 04/17/26 (c) (d)	2,025	2,025
ARI Fleet Lease Trust
Series 2017-A2-A, 1.91%, 04/15/26 (d)	800	795
Series 2018-A2-A, 2.55%, 10/15/26 (d)	2,310	2,297
Atlas Senior Loan Fund IV Ltd.
Series 2017-A-8A, 3.65%, (3M US LIBOR + 1.30%), 01/16/30 (c) (d)	7,830	7,848
Atlas Senior Loan Fund X Ltd.
Series 2018-A-10A, 3.44%, (3M US LIBOR + 1.09%), 01/15/31 (c) (d)	1,380	1,377
Avery Point IV CLO Ltd.
Series 2014-AR-1A, 3.46%, (3M US LIBOR + 1.10%), 04/25/26 (c) (d)	1,920	1,920
Series 2014-BR-1A, 3.96%, (3M US LIBOR + 1.60%), 04/25/26 (c) (d)	4,930	4,930
Banc of America Commercial Mortgage Trust
Series 2015-A4-UBS7, REMIC, 3.71%, 09/15/25	1,145	1,147
Bayview Koitere Fund Trust
Series 2017-A-RT4, 3.50%, 07/28/57 (c) (d)	3,952	3,961
Series 2017-A-SPL3, REMIC, 4.00%, 11/28/53 (c) (d)	1,769	1,794
Bayview Opportunity Master Fund IVA Trust
Series 2017-A-SPL5, 3.50%, 06/28/57 (c) (d)	2,555	2,561
Series 2017-A-SPL1, REMIC, 4.00%, 10/28/64 (c) (d)	2,321	2,354
Bayview Opportunity Master Fund IVB Trust
Series 2017-A-SPL4, 3.50%, 01/25/55 (c) (d)	1,867	1,871
BlueMountain CLO Ltd.
Series 2014-A1R-1A, 3.62%, (3M US LIBOR + 1.26%), 04/30/26 (c) (d)	4,201	4,202
Series 2015-A1R-3A, 3.33%, (3M US LIBOR + 1.00%), 04/20/31 (c) (d)	5,906	5,880
Canadian Pacer Auto Receivables Trust
Series 2017-A3-1A, 2.05%, 03/19/21 (d)	1,970	1,953
	Shares/Par[1]	Value ($)
Carlyle Global Market Strategies CLO Ltd.
Series 2014-A1R-5A, 3.49%, (3M US LIBOR + 1.14%), 10/16/25 (c) (d)	7,450	7,450
CD Commercial Mortgage Trust
Series 2017-A4-CD4, REMIC, 3.51%, 04/10/27	2,790	2,745
Cent CLO 20 Ltd.
Series 2013-AR-20A, 3.46%, (3M US LIBOR + 1.10%), 01/25/26 (c) (d)	2,115	2,115
Cent CLO 21 Ltd.
Series 2014-A1AR-21A, 3.58%, (3M US LIBOR + 1.21%), 07/27/26 (c) (d)	620	620
Cent CLO 22 Ltd.
Series 2014-A1R-22A, 3.77%, (3M US LIBOR + 1.41%), 11/07/26 (c) (d)	1,705	1,706
Cent CLO 24 Ltd.
Series 2015-A2-24A, 4.55%, (3M US LIBOR + 2.20%), 10/15/26 (c) (d)	2,185	2,186
Chesapeake Funding II LLC
Series 2016-A2-1A, 3.22%, (1M US LIBOR + 1.15%), 05/15/19 (c) (d)	885	888
Series 2016-A2-2A, 3.07%, (1M US LIBOR + 1.00%), 09/15/19 (c) (d)	2,316	2,323
Series 2017-A1-3A, 1.91%, 01/15/21 (d)	3,415	3,374
Series 2017-A1-2A, 1.99%, 05/15/29 (d)	3,439	3,390
Series 2017-A2-2A, 2.52%, (1M US LIBOR + 0.45%), 07/15/29 (c) (d)	2,347	2,351
Chrysler Capital Auto Receivables Trust
Series 2016-C-AA, 3.25%, 06/15/22 (d)	795	797
CIFC Funding Ltd.
Series 2014-A1-2RA, 3.16%, (3M US LIBOR + 1.05%), 04/24/30 (c) (d) (e)	3,500	3,493
CNH Equipment Trust
Series 2015-A3-C, REMIC, 1.66%, 11/16/20	1,611	1,605
COLT Funding LLC
Series 2018-A1-1, REMIC, 2.93%, 02/25/48 (c) (d)	3,135	3,111
COMM Mortgage Trust
Series 2012-A4-CR2, REMIC, 3.15%, 08/15/45	885	877
Continental Airlines Inc. Pass-Through Trust
Series 2007-A-1, 5.98%, 10/19/23	196	209
Credit Suisse Mortgage Trust
Series 2017-A-LSTK, REMIC, 2.76%, 04/05/21 (d)	6,105	6,019
CSAIL Commercial Mortgage Trust
Series 2015-A4-C1, REMIC, 3.51%, 01/15/25	2,855	2,833
Series 2015-A4-C2, REMIC, 3.50%, 04/15/25	5,600	5,531
Series 2015-A4-C3, REMIC, 3.72%, 08/15/48	5,300	5,302
Deephaven Residential Mortgage Trust
Series 2018-A1-1A, 2.98%, 02/25/22 (c) (d)	2,911	2,860
Series 2017-A1-2A, REMIC, 2.45%, 10/25/22 (c) (d)	1,641	1,599
Series 2017-A1-1A, REMIC, 2.72%, 10/25/25 (c) (d)	682	668
Series 2017-A1-3A, REMIC, 2.58%, 10/25/47 (c) (d)	1,642	1,632
Enterprise Fleet Financing LLC
Series 2017-A2-1, 2.13%, 11/20/19 (d)	912	907
Series 2017-A2-2, 1.97%, 04/20/20 (d)	2,251	2,235
Series 2017-A2-3, 2.13%, 08/20/20 (d)	2,860	2,832
Series 2018-A2-1, 2.87%, 04/20/21 (d)	3,420	3,409
Finance of America Structured Securities Trust
Series 2017-A-HB1, 2.32%, 11/25/27 (c) (d) (f)	1,336	1,331
First Investors Auto Owner Trust
Series 2014-B-3A, 2.39%, 07/16/18 (d)	404	404
Series 2017-A1-1A, 1.69%, 03/15/19 (d)	537	535
Series 2017-A1-2A, 1.86%, 10/15/21 (d)	687	683
Series 2017-A1-3A, 2.00%, 03/15/22 (d)	3,447	3,426
Series 2017-A2-3A, 2.41%, 12/15/22 (d)	1,680	1,658
Ford Credit Auto Owner Trust
Series 2015-A3-A, 1.28%, 09/15/19	8	8
Ford Credit Floorplan Master Owner Trust
Series 2015-A1-4, 1.77%, 08/15/18	2,450	2,448
Series 2014-B-2, 2.31%, 02/15/19	200	200
Series 2016-B-3, 1.75%, 07/15/19	2,210	2,180
Series 2013-A-2, 2.09%, 03/15/20 (d)	600	591

See accompanying Notes to Financial Statements.

247

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
FREMF Mortgage Trust
Series 2013-B-K712, REMIC, 3.48%, 12/25/19 (c) (d)	1,145	1,149
Series 2013-B-K713, REMIC, 3.26%, 04/25/20 (c) (d)	815	811
Series 2010-B-K7, REMIC, 5.69%, 04/25/20 (c) (d)	1,975	2,043
Galaxy XIX CLO Ltd.
Series 2015-A1R-19A, 3.58%, (3M US LIBOR + 1.22%), 07/24/30 (c) (d)	5,125	5,138
Galaxy XXIII CLO Ltd.
Series 2017-A-23A, 3.64%, (3M US LIBOR + 1.28%), 04/24/29 (c) (d)	1,540	1,542
GM Financial Consumer Automobile Receivables Trust
Series 2017-A2A-1A, 1.51%, 03/16/20 (d)	1,042	1,040
GreatAmerica Leasing Receivables Funding LLC
Series 2018-A3-1, 2.60%, 06/15/21 (d)	1,655	1,642
Series 2017-A4-1, 2.36%, 01/20/23 (d)	2,580	2,544
Series 2018-A4-1, 2.83%, 06/17/24 (d)	1,414	1,399
GS Mortgage Securities Trust
Series 2015-A3-GS1, REMIC, 3.73%, 11/10/48	4,000	4,012
Series 2016-A4-GS3, REMIC, 2.85%, 10/10/49	4,000	3,761
GTP Acquisition Partners I LLC
Series 2015-A-1, 2.35%, 06/15/20 (d)	1,145	1,124
Hyundai Auto Lease Securitization Trust
Series 2018-A2A-A, 2.55%, 08/17/20 (d)	7,780	7,764
Hyundai Auto Receivables Trust
Series 2014-C-B, 2.10%, 11/15/19	545	545
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2015-A5-JP1, REMIC, 3.91%, 12/15/25	3,290	3,342
KKR CLO 15 Ltd.
Series A1A-15, 3.92%, (3M US LIBOR + 1.56%), 10/18/28 (c) (d)	1,185	1,186
KKR CLO 16 Ltd.
Series A1-16, 3.85%, (3M US LIBOR + 1.49%), 12/05/24 (c) (d)	3,690	3,697
LB-UBS Commercial Mortgage Trust
Series 2008-A2-C1, REMIC, 6.40%, 04/15/41 (c)	—	—
Limerock CLO II Ltd.
Series 2014-AR-2A, 3.66%, (3M US LIBOR + 1.30%), 04/18/26 (c) (d)	1,894	1,895
Madison Park Funding XI Ltd.
Series 2013-AR-11A, 3.52%, (3M US LIBOR + 1.16%), 07/23/29 (c) (d)	3,300	3,300
Madison Park Funding XII Ltd.
Series 2014-AR-12A, 3.62%, (3M US LIBOR + 1.26%), 07/20/26 (c) (d)	1,560	1,560
Madison Park Funding XIII Ltd.
Series 2014-AR2-13A, 3.31%, (3M US LIBOR + 0.95%), 04/19/30 (c) (d)	2,705	2,702
Madison Park Funding XVIII Ltd.
Series 2015-A1R-18A, 3.55%, (3M US LIBOR + 1.19%), 10/21/30 (c) (d)	6,530	6,546
Madison Park Funding XXX Ltd.
Series 2018-A-30A, 3.09%, (3M US LIBOR + 0.75%), 04/15/29 (c) (d)	11,320	11,198
Magnetite VII Ltd.
Series 2012-A1R2-7A, 3.15%, (3M US LIBOR + 0.80%), 01/15/28 (c) (d)	9,265	9,218
Master Credit Card Trust II
Series 2017-B-1A, 2.56%, 01/21/20 (d)	995	986
Series 2018-A-1A, 2.58%, (1M US LIBOR + 0.49%), 01/23/23 (c) (d)	7,450	7,437
Mercedes-Benz Master Owner Trust
Series 2017-A-AA, 2.37%, (1M US LIBOR + 0.30%), 05/15/19 (c) (d)	3,895	3,899
MetLife Securitization Trust
Series 2017-A-1A, REMIC, 3.00%, 04/25/55 (c) (d)	2,487	2,451
Mill City Mortgage Loan Trust
Series 2017-A1-3, 2.75%, 02/25/58 (c) (d)	2,925	2,875
Series 2016-A1-1, REMIC, 2.50%, 04/25/57 (d)	765	750
MMAF Equipment Finance LLC
Series 2017-A2-AA, 1.73%, 05/18/20 (d)	1,167	1,164
Series 2017-A3-B, 2.21%, 10/17/22 (d)	1,875	1,838
	Shares/Par[1]	Value ($)
Series 2016-A5-AA, 2.21%, 12/15/32 (d)	1,865	1,784
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-A4-C20, REMIC, 3.25%, 12/15/24	5,000	4,905
Series 2015-A4-C22, REMIC, 3.31%, 04/15/25	8,000	7,846
Nationstar HECM Loan Trust
Series 2017-A-1A, 1.97%, 05/25/19 (d) (f)	700	698
Series 2017-A1-2A, 2.04%, 09/25/19 (c) (d) (f)	886	876
Series 2018-A-1A, 2.76%, 02/25/20 (c) (d) (f)	1,922	1,923
New Residential Mortgage Loan Trust
Series 2017-A1-3A, REMIC, 4.00%, 04/25/57 (c) (d)	3,167	3,195
NYCTL Trust
Series 2016-A-A, 1.47%, 08/10/19 (d)	143	142
OBP Depositor LLC Trust
Series 2010-A-OBP, 4.65%, 07/15/20 (d)	495	509
Octagon Investment Partners XVI Ltd.
Series 2013-B1-1A, REMIC, 3.95%, (3M US LIBOR + 1.60%), 07/17/25 (c) (d)	1,485	1,484
Octagon Investment Partners XXX Ltd.
Series 2017-A1-1A, 3.68%, (3M US LIBOR + 1.32%), 03/17/30 (c) (d)	2,025	2,030
OneMain Direct Auto Receivables Trust
Series 2017-A-2A, 2.31%, 12/14/21 (d)	3,025	3,003
OneMain Financial Issuance Trust
Series 2017-A1-1A, 2.37%, 04/14/21 (d)	1,461	1,432
Series 2016-A-2A, 4.10%, 03/20/28 (d)	1,114	1,121
Series 2016-A-1A, 3.66%, 02/20/29 (d)	1,220	1,228
Santander Drive Auto Receivables Trust
Series 2014-C-2, 2.33%, 11/15/19	1	1
SBA Tower Trust
Series 2015-C-1, 3.16%, 10/15/20 (d)	2,045	2,004
Series 2016-C-1, 2.88%, 07/15/21 (d)	2,130	2,082
Series 2017-C-1, 3.17%, 04/15/22 (d)	1,725	1,680
Series 2018-C-1, 3.45%, 03/15/23 (d)	2,595	2,547
Series 2014-C-1, 2.90%, 10/15/44 (d)	2,125	2,112
Securitized Term Auto Receivables Trust
Series 2016-A3-1A, 1.52%, 06/25/19 (d)	2,387	2,376
Series 2017-A3-1A, 1.89%, 11/25/19 (d)	2,960	2,944
Series 2017-A3-2A, 2.04%, 04/26/21 (d)	1,655	1,631
Seneca Park CLO Ltd.
Series 2014-AR-1A, 3.47%, (3M US LIBOR + 1.12%), 07/17/26 (c) (d)	1,155	1,155
SFAVE Commercial Mortgage Securities Trust
Series 2015-A2B-5AVE, REMIC, 4.14%, 01/08/35 (d)	3,560	3,402
Shackleton CLO Ltd.
Series 2014-A2R-6A, 3.51%, (3M US LIBOR + 1.16%), 07/17/26 (c) (d)	1,150	1,150
Shackleton VIII CLO Ltd.
Series 2015-A1R-8A, 3.28%, 10/20/27 (d)	5,650	5,650
Sofi Consumer Loan Program Trust
Series 2018-A1-2, 2.93%, 05/25/20 (d)	3,906	3,901
Sound Point CLO III Ltd.
Series 2013-A1-2RA, 3.30%, (3M US LIBOR + 0.95%), 04/15/29 (c) (d)	5,400	5,390
Sound Point CLO XII Ltd.
Series 2016-A-2A, 4.02%, (3M US LIBOR + 1.66%), 10/20/28 (c) (d)	2,605	2,606
Sound Point CLO XV Ltd.
Series 2017-A-1A, 3.75%, (3M US LIBOR + 1.39%), 01/23/29 (c) (d)	1,300	1,302
Southwest Airlines Co. Pass-Through Trust
Series 2007-A-1, 6.15%, 02/01/24	142	150
Springleaf Funding Trust
Series 2015-A-AA, 3.16%, 05/15/19 (d)	1,585	1,584
Series 2016-A-AA, 2.90%, 03/15/20 (d)	2,375	2,363
Series 2015-A-BA, 3.48%, 07/15/21 (d)	1,160	1,154
SPS Servicer Advance Receivables Trust
Series 2016-AT1-T1, 2.53%, 11/15/18 (d)	3,985	3,982
Symphony CLO XIV Ltd.
Series 2014-A2R-14A, 3.63%, (3M US LIBOR + 1.28%), 07/14/26 (c) (d)	1,930	1,930
Thacher Park CLO Ltd.
Series 2014-AR-1A, 3.52%, (3M US LIBOR + 1.16%), 10/20/26 (c) (d)	920	920

See accompanying Notes to Financial Statements.

248

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Towd Point Mortgage Trust
Series 2016-A1-3, REMIC, 2.25%, 08/25/55 (c) (d)	1,725	1,686
Series 2017-A1-1, REMIC, 2.75%, 10/25/56 (c) (d)	3,297	3,244
Series 2017-A1-2, REMIC, 2.75%, 04/25/57 (c) (d)	997	983
Series 2017-A1-4, REMIC, 2.75%, 06/25/57 (c) (d)	4,219	4,134
Series 2018-A1-1, REMIC, 3.00%, 01/25/58 (c) (d)	1,949	1,925
United Airlines Inc. Pass-Through Trust
Series 2018-B-1, 4.60%, 03/01/26	620	619
United Auto Credit Securitization Trust
Series 2017-A-1, 1.89%, 05/10/19 (d)	140	140
Series 2017-B-1, 2.40%, 11/12/19 (d)	4,420	4,413
Vantage Data Centers LLC
Series 2018-A2-1A, 4.07%, 02/15/23 (d)	2,855	2,856
Volvo Financial Equipment LLC
Series 2017-A3-1A, 1.92%, 02/18/20 (d)	1,555	1,539
Voya CLO Ltd.
Series 2015-A2-3A, 4.56%, (3M US LIBOR + 2.20%), 10/20/27 (c) (d)	3,405	3,425
Series 2014-AAR2-1A, 3.35%, (3M US LIBOR + 0.99%), 04/18/31 (c) (d)	865	863
Wells Fargo Commercial Mortgage Trust
Series 2017-A5-C38, 3.45%, 07/15/50	5,400	5,280
Series 2015-A5-NXS1, REMIC, 3.15%, 04/15/25	1,885	1,836
Series 2015-A4-LC22, REMIC, 3.84%, 09/15/58	2,185	2,213
Westlake Automobile Receivables Trust
Series 2018-A2A-1A, 2.24%, 07/15/19 (d)	8,140	8,116
Series 2017-A2-1A, 1.78%, 04/15/20 (d)	839	838
Wheels SPV 2 LLC
Series 2016-A2-1A, 1.59%, 04/22/19 (d)	388	386
Series 2017-A2-1A, 1.88%, 03/20/20 (d)	2,050	2,032
Total Non-U.S. Government Agency Asset-Backed Securities (cost $389,360)		385,306
CORPORATE BONDS AND NOTES 13.2%
Consumer Discretionary 0.7%
21st Century Fox America Inc.
4.50%, 02/15/21	850	873
3.00%, 09/15/22	750	734
4.00%, 10/01/23	3,320	3,371
Amazon.com Inc.
2.50%, 11/29/22	1,265	1,227
2.80%, 08/22/24	2,700	2,577
4.80%, 12/05/34	1,000	1,092
4.95%, 12/05/44	815	906
4.25%, 08/22/57	2,205	2,172
AutoZone Inc.
4.00%, 11/15/20	1,000	1,015
British Sky Broadcasting Group Plc
2.63%, 09/16/19 (d)	1,785	1,772
3.75%, 09/16/24 (d)	4,090	4,059
Charter Communications Operating LLC
6.48%, 10/23/45	240	253
5.38%, 05/01/47	795	729
Comcast Corp.
5.65%, 06/15/35	165	182
4.40%, 08/15/35	2,325	2,263
6.50%, 11/15/35	165	196
3.97%, 11/01/47	237	209
4.00%, 11/01/49	285	250
Cox Communications Inc.
3.25%, 12/15/22 (d)	1,950	1,890
4.80%, 02/01/35 (d)	2,695	2,467
6.45%, 12/01/36 (d)	215	242
4.60%, 08/15/47 (d)	400	367
Ford Motor Co.
4.35%, 12/08/26	3,355	3,279
Marriott International Inc.
2.88%, 03/01/21	3,225	3,176
Nissan Motor Acceptance Corp.
2.65%, 09/26/18 (d)	1,445	1,444
	Shares/Par[1]	Value ($)
Time Warner Cable Inc.
8.75%, 02/14/19	50	52
8.25%, 04/01/19	695	721
6.55%, 05/01/37	435	462
7.30%, 07/01/38	285	324
6.75%, 06/15/39	285	304
Time Warner Entertainment Co. LP
8.38%, 03/15/23	195	227
Time Warner Inc.
4.88%, 03/15/20	500	513
4.75%, 03/29/21	450	464
3.60%, 07/15/25	8,175	7,776
Viacom Inc.
4.25%, 09/01/23	7,650	7,581
		55,169
Consumer Staples 0.5%
Altria Group Inc.
4.75%, 05/05/21	548	568
4.50%, 05/02/43	745	717
Anheuser-Busch InBev Worldwide Inc.
6.88%, 11/15/19 (g)	680	715
3.75%, 01/15/22	750	760
2.50%, 07/15/22	731	705
3.50%, 01/12/24	5,425	5,394
4.38%, 04/15/38	1,050	1,020
4.95%, 01/15/42	200	208
3.75%, 07/15/42	820	715
BAT Capital Corp.
3.56%, 08/15/27 (d)	11,975	11,131
Coca-Cola Femsa SAB de CV
2.38%, 11/26/18	556	555
CVS Caremark Corp.
4.00%, 12/05/23	2,680	2,686
Kraft Heinz Foods Co.
3.50%, 07/15/22	1,365	1,348
3.00%, 06/01/26 (a)	1,595	1,435
4.38%, 06/01/46	6,970	6,025
Kroger Co.
3.30%, 01/15/21	745	744
3.85%, 08/01/23	1,830	1,842
4.00%, 02/01/24	1,775	1,775
Philip Morris International Inc.
4.88%, 11/15/43	430	441
Sigma Alimentos SA de CV
4.13%, 05/02/26 (d)	2,985	2,798
		41,582
Energy 1.2%
Anadarko Petroleum Corp.
4.85%, 03/15/21	3,225	3,321
Andeavor Logistics LP
3.50%, 12/01/22	735	718
BG Energy Capital Plc
4.00%, 10/15/21 (d)	1,850	1,882
BP Capital Markets Plc
3.25%, 05/06/22	1,000	995
2.50%, 11/06/22	600	577
3.99%, 09/26/23	195	199
Energy Transfer Partners LP
7.60%, 02/01/24 (a)	1,030	1,155
4.05%, 03/15/25	6,000	5,797
Enterprise Products Operating LLC
5.10%, 02/15/45	2,550	2,626
EOG Resources Inc.
5.63%, 06/01/19	190	194
EQT Midstream Partners LP
4.75%, 07/15/23	8,955	8,945
Kinder Morgan Energy Partners LP
5.30%, 09/15/20	1,675	1,739
4.30%, 05/01/24	682	683
Marathon Oil Corp.
2.70%, 06/01/20	1,740	1,714
MPLX LP
4.00%, 03/15/28	6,325	6,016

See accompanying Notes to Financial Statements.

249

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Noble Energy Inc.
4.15%, 12/15/21	2,300	2,336
Occidental Petroleum Corp.
4.10%, 02/01/21	941	963
Petroleos Mexicanos
5.50%, 01/21/21 (a)	11,975	12,294
5.38%, 03/13/22	640	656
6.75%, 09/21/47	4,450	4,190
6.35%, 02/12/48 (d)	3,030	2,738
Phillips 66 Partners LP
3.61%, 02/15/25	3,540	3,389
Pioneer Natural Resources Co.
7.50%, 01/15/20	4,977	5,291
Regency Energy Partners LP
5.88%, 03/01/22	1,026	1,084
Schlumberger Holdings Corp.
3.00%, 12/21/20 (d)	1,645	1,633
Shell International Finance BV
3.25%, 05/11/25	1,260	1,235
Sinopec Group Overseas Development 2015 Ltd.
2.50%, 04/28/20 (d)	6,270	6,176
Sinopec Group Overseas Development 2017 Ltd.
3.00%, 04/12/22 (d)	4,275	4,165
Statoil ASA
2.90%, 11/08/20	1,945	1,941
2.75%, 11/10/21	705	696
3.70%, 03/01/24	50	50
Sunoco Logistics Partners Operations LP
4.40%, 04/01/21	910	924
3.90%, 07/15/26	1,095	1,025
TransCanada PipeLines Ltd.
3.80%, 10/01/20	975	987
Western Gas Partners LP
4.00%, 07/01/22	4,950	4,904
		93,238
Financials 5.2%
ACE Capital Trust II
9.70%, 04/01/30	525	746
American Express Credit Corp.
2.13%, 07/27/18	1,700	1,700
American Water Capital Corp.
2.95%, 09/01/27	1,845	1,723
Ameriprise Financial Inc.
5.30%, 03/15/20	170	176
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26	3,745	3,661
AXA SA
8.60%, 12/15/30	425	544
Banco Santander SA
3.13%, 02/23/23	4,000	3,789
3.85%, 04/12/23	3,800	3,711
Bank of America Corp.
2.60%, 01/15/19	112	112
2.63%, 10/19/20 (a)	2,000	1,975
3.00%, 12/20/23	820	795
4.13%, 01/22/24	5,325	5,407
4.20%, 08/26/24	4,600	4,621
3.59%, 07/21/28	5,315	5,073
5.88%, 02/07/42 (a)	300	351
5.00%, 01/21/44	500	529
Bank of New York Mellon Corp.
5.45%, 05/15/19	500	511
2.15%, 02/24/20 (a)	2,920	2,884
Banque Federative du Credit Mutuel SA
2.75%, 10/15/20 (d)	4,850	4,780
Barclays Plc
3.20%, 08/10/21	5,435	5,314
BAT International Finance Plc
3.25%, 06/07/22 (d)	1,945	1,903
Bayer US Finance II LLC
4.25%, 12/15/25 (d)	4,585	4,612
BB&T Corp.
3.20%, 09/03/21	6,165	6,152
	Shares/Par[1]	Value ($)
Berkshire Hathaway Inc.
2.75%, 03/15/23	2,690	2,631
BNP Paribas SA
2.95%, 05/23/22 (d)	4,150	4,001
3.38%, 01/09/25 (d)	3,180	3,020
3.50%, 11/16/27 (d)	6,900	6,454
BPCE SA
3.00%, 05/22/22 (d)	1,980	1,912
5.70%, 10/22/23 (d)	6,275	6,557
5.15%, 07/21/24 (d)	5,670	5,744
3.50%, 10/23/27 (d)	6,370	5,817
Capital One Bank USA NA
2.15%, 11/21/18	1,930	1,927
Capital One Financial Corp.
3.75%, 04/24/24	2,000	1,959
4.20%, 10/29/25	1,245	1,207
Capital One NA
2.25%, 09/13/21	1,500	1,439
CDP Financial
4.40%, 11/25/19 (d)	600	614
Citigroup Inc.
2.50%, 09/26/18 - 07/29/19	2,155	2,150
4.50%, 01/14/22	605	623
4.13%, 07/25/28	4,855	4,645
3.52%, 10/27/28	5,650	5,303
8.13%, 07/15/39	65	92
5.88%, 01/30/42	165	191
5.30%, 05/06/44	814	838
Citizens Bank NA
2.55%, 05/13/21	3,175	3,094
CNA Financial Corp.
3.95%, 05/15/24	225	225
Compass Bank
2.75%, 09/29/19	700	696
Credit Agricole SA
3.75%, 04/24/23 (d)	1,955	1,914
3.25%, 10/04/24 (d)	3,020	2,829
4.38%, 03/17/25 (d)	5,055	4,882
Credit Suisse AG
2.30%, 05/28/19	795	791
3.00%, 10/29/21	1,070	1,054
3.63%, 09/09/24	325	319
Credit Suisse Group AG
3.57%, 01/09/23 (d)	1,925	1,884
3.57%, (3M US LIBOR + 1.24%), 06/12/24 (c) (d)	4,500	4,496
3.87%, 01/12/29 (d)	1,330	1,250
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 09/15/22	4,785	4,757
3.75%, 03/26/25	2,690	2,579
Daimler Finance North America LLC
2.38%, 08/01/18 (d)	1,400	1,400
2.25%, 07/31/19 (d)	1,790	1,776
2.20%, 05/05/20 (d)	3,960	3,884
2.30%, 02/12/21 (d)	4,445	4,316
3.88%, 09/15/21 (a) (d)	231	233
Deutsche Bank AG
2.70%, 07/13/20	6,165	5,978
3.15%, 01/22/21	3,595	3,474
4.25%, 10/14/21	4,400	4,333
Discover Bank
3.10%, 06/04/20	4,700	4,672
4.20%, 08/08/23	3,550	3,580
Emera US Finance LP
2.70%, 06/15/21	695	676
ERAC USA Finance LLC
2.35%, 10/15/19 (d)	2,880	2,849
4.50%, 08/16/21 (d)	620	636
3.30%, 10/15/22 (d)	1,045	1,030
5.63%, 03/15/42 (d)	1,200	1,300
Fifth Third Bank
2.88%, 10/01/21	1,800	1,777
Ford Motor Credit Co. LLC
3.10%, 05/04/23	7,425	7,073
General Electric Capital Corp.
5.55%, 05/04/20	473	493

See accompanying Notes to Financial Statements.

250

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
General Motors Financial Co. Inc.
3.70%, 05/09/23	5,900	5,786
3.95%, 04/13/24	3,790	3,708
Goldman Sachs Group Inc.
6.00%, 06/15/20	205	216
5.25%, 07/27/21	1,000	1,051
5.75%, 01/24/22	2,445	2,615
2.88%, 10/31/22	4,765	4,651
3.63%, 01/22/23	6,875	6,826
3.81%, 04/23/29	2,580	2,453
6.25%, 02/01/41	940	1,104
4.80%, 07/08/44	1,080	1,074
HSBC Bank Plc
4.13%, 08/12/20 (d)	900	915
HSBC Bank USA NA
5.88%, 11/01/34	250	284
HSBC Holdings Plc
3.40%, 03/08/21	3,150	3,145
4.00%, 03/30/22	870	881
3.60%, 05/25/23	2,580	2,549
4.04%, 03/13/28 (c)	1,695	1,646
4.58%, 06/19/29 (h)	4,185	4,217
Huntington National Bank
2.20%, 11/06/18 - 04/01/19	4,490	4,481
2.40%, 04/01/20	2,150	2,120
Imperial Tobacco Finance Plc
3.75%, 07/21/22 (d)	8,285	8,218
ING Groep NV
3.15%, 03/29/22	880	863
3.95%, 03/29/27	2,860	2,800
JPMorgan Chase & Co.
6.30%, 04/23/19	475	489
4.50%, 01/24/22	825	853
3.25%, 09/23/22	1,000	990
3.38%, 05/01/23	1,060	1,035
6.40%, 05/15/38	425	523
5.40%, 01/06/42	540	599
LeasePlan Corp. NV
2.88%, 01/22/19 (d)	3,320	3,311
Liberty Mutual Group Inc.
4.25%, 06/15/23 (d)	585	591
Liberty Mutual Insurance Co.
7.88%, 10/15/26 (d)	475	588
Macquarie Bank Ltd.
2.40%, 01/21/20 (d)	660	651
Macquarie Group Ltd.
4.15%, 03/27/24 (a) (d)	8,100	8,059
MassMutual Global Funding II
2.10%, 08/02/18 (d)	1,875	1,874
MetLife Inc.
4.13%, 08/13/42	265	250
Metropolitan Life Global Funding I
2.65%, 04/08/22 (d)	3,185	3,065
Morgan Stanley
2.50%, 01/24/19	1,000	998
3.70%, 10/23/24	7,950	7,843
3.13%, 07/27/26	2,430	2,259
3.63%, 01/20/27	3,400	3,270
3.77%, 01/24/29	2,240	2,154
National Australia Bank Ltd.
2.40%, 12/07/21 (d)	9,400	9,171
National Rural Utilities Cooperative Finance Corp.
3.05%, 02/15/22	445	441
NBK SPC Ltd.
2.75%, 05/30/22 (d)	13,365	12,734
NiSource Finance Corp.
4.80%, 02/15/44	465	483
Northern Trust Corp.
3.45%, 11/04/20	490	494
PNC Bank NA
3.30%, 10/30/24	835	818
PNC Financial Services Group Inc.
3.90%, 04/29/24	830	831
Private Export Funding Corp.
3.25%, 06/15/25	7,600	7,687
	Shares/Par[1]	Value ($)
Prudential Financial Inc.
2.30%, 08/15/18	1,885	1,885
Santander Holdings USA Inc.
2.65%, 04/17/20	1,930	1,911
3.70%, 03/28/22	5,670	5,585
3.40%, 01/18/23 (a)	7,435	7,185
Santander UK Plc
2.50%, 03/14/19	3,160	3,151
5.00%, 11/07/23 (d)	4,025	4,089
Societe Generale SA
3.25%, 01/12/22 (d)	4,215	4,112
SunTrust Bank
3.30%, 05/15/26	1,785	1,685
Synchrony Bank
3.65%, 05/24/21	3,650	3,655
Synchrony Financial
2.60%, 01/15/19	1,780	1,777
3.00%, 08/15/19	3,400	3,395
2.70%, 02/03/20	755	747
Teachers Insurance & Annuity Association of America
4.90%, 09/15/44 (d)	685	720
Trinity Acquisition Plc
4.40%, 03/15/26	4,145	4,116
U.S. Bancorp
3.70%, 01/30/24	900	907
UBS AG
2.20%, 06/08/20 (d)	5,025	4,919
UBS Group AG
2.95%, 09/24/20 (d)	2,840	2,810
3.00%, 04/15/21 (d)	3,500	3,448
Volkswagen Group of America Finance LLC
2.45%, 11/20/19 (d)	775	767
WEA Finance LLC
2.70%, 09/17/19 (d)	990	985
3.25%, 10/05/20 (d)	2,400	2,388
Wells Fargo & Co.
3.50%, 03/08/22	2,145	2,137
4.48%, 01/16/24	517	527
4.10%, 06/03/26	1,125	1,102
4.75%, 12/07/46	3,750	3,614
		399,724
Health Care 1.9%
Actavis Funding SCS
3.00%, 03/12/20	1,985	1,976
3.45%, 03/15/22	3,525	3,466
3.80%, 03/15/25	6,050	5,874
4.55%, 03/15/35	3,385	3,209
4.85%, 06/15/44	750	724
4.75%, 03/15/45 (a)	1,060	1,012
Aetna Inc.
2.80%, 06/15/23	3,340	3,175
Amgen Inc.
2.65%, 05/11/22	10,965	10,624
Anthem Inc.
4.10%, 03/01/28	1,370	1,343
4.65%, 08/15/44	2,200	2,132
4.38%, 12/01/47	995	921
Ascension Health
4.85%, 11/15/53	150	170
Bayer US Finance LLC
2.38%, 10/08/19 (d)	1,050	1,041
Biogen Inc.
2.90%, 09/15/20	2,245	2,235
Cardinal Health Inc.
2.40%, 11/15/19	1,345	1,331
3.08%, 06/15/24	2,075	1,950
3.50%, 11/15/24	1,205	1,157
4.50%, 11/15/44	1,405	1,263
Catholic Health Initiatives
2.60%, 08/01/18	815	815
2.95%, 11/01/22	3,131	3,022
4.20%, 08/01/23	5,150	5,189
4.35%, 11/01/42	1,575	1,488

See accompanying Notes to Financial Statements.

251

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Celgene Corp.
2.25%, 05/15/19	265	264
3.55%, 08/15/22	1,265	1,255
3.63%, 05/15/24 (a)	620	605
CVS Health Corp.
4.10%, 03/25/25	9,090	9,023
4.88%, 07/20/35	1,135	1,137
5.13%, 07/20/45	4,175	4,258
Dignity Health
2.64%, 11/01/19	255	255
3.81%, 11/01/24	1,703	1,677
4.50%, 11/01/42	4,186	3,980
EMD Finance LLC
2.95%, 03/19/22 (d)	3,020	2,954
Express Scripts Holding Co.
2.25%, 06/15/19	970	963
Forest Laboratories Inc.
4.88%, 02/15/21 (d)	179	184
5.00%, 12/15/21 (d)	1,475	1,526
Gilead Sciences Inc.
2.55%, 09/01/20	1,120	1,106
Humana Inc.
2.90%, 12/15/22	5,515	5,354
Kaiser Foundation Hospitals
3.50%, 04/01/22	2,535	2,561
McKesson Corp.
2.85%, 03/15/23	90	86
3.80%, 03/15/24	735	724
Medtronic Inc.
2.50%, 03/15/20	755	749
3.15%, 03/15/22	1,070	1,061
3.63%, 03/15/24	360	361
3.50%, 03/15/25	1,715	1,695
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	620	722
4.20%, 07/01/55	425	437
Merck & Co. Inc.
2.80%, 05/18/23	940	919
4.15%, 05/18/43	630	642
Mercy Health
3.56%, 08/01/27	6,300	6,191
Mylan Inc.
4.55%, 04/15/28 (d)	3,820	3,731
5.20%, 04/15/48 (d)	1,670	1,609
Mylan NV
3.95%, 06/15/26	840	803
Orlando Health Obligated Group
3.78%, 10/01/28	1,550	1,526
4.09%, 10/01/48	365	358
Providence St. Joseph Health Obligated Group
3.93%, 10/01/48	1,600	1,539
SSM Health Care Corp.
3.82%, 06/01/27	5,375	5,375
Stanford Health Care
3.80%, 11/15/48	605	581
Teva Pharmaceutical Finance Co. BV
3.65%, 11/10/21	1,670	1,599
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/23	9,750	8,419
UnitedHealth Group Inc.
3.88%, 10/15/20	600	609
2.88%, 03/15/22	70	69
3.35%, 07/15/22	1,090	1,089
3.75%, 07/15/25	1,820	1,820
3.85%, 06/15/28	3,380	3,387
4.63%, 11/15/41	1,040	1,089
WellPoint Inc.
2.30%, 07/15/18	625	625
3.70%, 08/15/21	1,000	1,007
3.30%, 01/15/23	3,675	3,581
		143,622
Industrials 0.4%
BAE Systems Holdings Inc.
3.85%, 12/15/25 (d)	4,240	4,178
	Shares/Par[1]	Value ($)
Deere & Co.
4.38%, 10/16/19	185	189
FedEx Corp.
2.70%, 04/15/23	520	500
5.10%, 01/15/44	1,685	1,766
4.55%, 04/01/46	1,525	1,476
Lockheed Martin Corp.
2.50%, 11/23/20	810	799
4.85%, 09/15/41	955	1,022
4.07%, 12/15/42	2,776	2,664
Mexico City Airport Trust
5.50%, 07/31/47 (d)	2,930	2,596
Penske Truck Leasing Co. LP
3.20%, 07/15/20 (d)	2,880	2,868
3.38%, 02/01/22 (d)	2,200	2,168
3.95%, 03/10/25 (d)	7,290	7,212
Siemens Financieringsmaatschappij NV
3.13%, 03/16/24 (d)	4,250	4,144
		31,582
Information Technology 0.6%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (a)	2,305	2,290
3.60%, 11/28/24	2,195	2,158
3.40%, 12/06/27	5,245	4,883
Apple Inc.
2.85%, 05/06/21	1,800	1,794
3.00%, 02/09/24	1,765	1,727
3.25%, 02/23/26	1,106	1,078
Broadcom Corp.
3.63%, 01/15/24	6,845	6,623
Microchip Technology Inc.
3.92%, 06/01/21 (d)	3,015	3,022
Microsoft Corp.
2.88%, 02/06/24	4,745	4,651
2.40%, 08/08/26	2,145	1,982
3.70%, 08/08/46	1,500	1,457
Oracle Corp.
3.25%, 11/15/27	4,910	4,693
Tencent Holdings Ltd.
3.60%, 01/19/28 (a) (d)	6,030	5,694
Total System Services Inc.
3.80%, 04/01/21	4,780	4,813
		46,865
Materials 0.2%
CNAC HK Synbridge Co. Ltd.
5.00%, 05/05/20	9,375	9,405
Nutrien Ltd.
3.15%, 10/01/22	4,350	4,193
Xstrata Finance Canada Ltd.
4.25%, 10/25/22 (d) (i)	4,300	4,338
		17,936
Real Estate 0.3%
American Tower Corp.
3.45%, 09/15/21	4,000	3,983
5.00%, 02/15/24	1,135	1,177
4.40%, 02/15/26	1,325	1,315
AvalonBay Communities Inc.
3.63%, 10/01/20	905	913
Brandywine Operating Partnership LP
3.95%, 11/15/27	6,015	5,723
Crown Castle International Corp.
3.65%, 09/01/27	2,325	2,161
3.80%, 02/15/28	1,920	1,796
ERP Operating LP
4.75%, 07/15/20	765	784
HCP Inc.
4.00%, 06/01/25	4,670	4,567
Realty Income Corp.
5.75%, 01/15/21	335	354
Scentre Group Trust
2.38%, 11/05/19 (d)	3,175	3,138
		25,911

See accompanying Notes to Financial Statements.

252

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Telecommunication Services 0.5%
AT&T Inc.
4.45%, 04/01/24	3,220	3,251
3.95%, 01/15/25	160	156
4.10%, 02/15/28 (a) (d)	6,300	6,019
4.75%, 05/15/46	715	638
4.50%, 03/09/48	1,318	1,130
France Telecom SA
9.00%, 03/01/31 (i)	2,700	3,703
Sprint Spectrum Co. LLC
4.74%, 03/20/25 (d)	8,560	8,505
Verizon Communications Inc.
3.45%, 03/15/21	975	978
2.95%, 03/15/22	875	858
4.81%, 03/15/39	374	362
4.75%, 11/01/41	265	252
4.86%, 08/21/46	692	662
4.52%, 09/15/48	8,805	8,046
		34,560
Utilities 1.7%
Berkshire Hathaway Energy Co.
5.15%, 11/15/43	50	56
Boston Gas Co.
3.15%, 08/01/27 (d)	960	905
CenterPoint Energy Resources Corp.
4.50%, 01/15/21	2,272	2,316
Cleveland Electric Illuminating Co.
3.50%, 04/01/28 (d)	9,400	8,926
Commonwealth Edison Co.
3.65%, 06/15/46	465	428
Consolidated Edison Co. of New York Inc.
4.63%, 12/01/54	910	940
Dominion Energy Inc.
2.58%, 07/01/20 (i)	2,875	2,832
Dominion Resources Inc.
2.96%, 07/01/19 (i)	1,380	1,377
4.10%, 04/01/21 (i)	3,275	3,320
3.63%, 12/01/24	3,200	3,137
DTE Energy Co.
3.80%, 03/15/27	2,245	2,187
Duke Energy Carolinas LLC
4.30%, 06/15/20	875	895
6.10%, 06/01/37	2,200	2,743
Duke Energy Corp.
2.65%, 09/01/26	1,355	1,220
Electricite de France SA
5.25%, (callable at 100 beginning 01/29/23) (d) (j)	770	760
5.63%, (callable at 100 beginning 01/22/24) (a) (d) (j)	2,000	1,944
4.88%, 01/22/44 (d)	450	454
Entergy Corp.
2.95%, 09/01/26	1,260	1,152
Entergy Louisiana LLC
3.12%, 09/01/27	2,090	1,978
Eversource Energy
2.90%, 10/01/24	2,725	2,584
FirstEnergy Corp.
3.90%, 07/15/27	705	683
Florida Power & Light Co.
5.25%, 02/01/41	1,465	1,687
Fortis Inc.
3.06%, 10/04/26	3,390	3,089
Indianapolis Power & Light Co.
6.60%, 06/01/37 (d)	500	621
Infraestructura Energetica Nova SAB de CV
4.88%, 01/14/48 (d)	3,290	2,821
KeySpan Gas East Corp.
2.74%, 08/15/26 (d)	3,690	3,410
MidAmerican Energy Co.
4.25%, 05/01/46	55	56
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	1,598	1,967
NextEra Energy Capital Holdings Inc.
3.55%, 05/01/27	4,495	4,312
	Shares/Par[1]	Value ($)
Northeast Utilities
3.15%, 01/15/25 (a)	400	383
Oglethorpe Power Corp.
5.25%, 09/01/50	3,200	3,500
Oncor Electric Delivery Co. LLC
4.10%, 06/01/22	1,760	1,803
2.95%, 04/01/25	576	551
5.25%, 09/30/40	325	377
Pacific Gas & Electric Co.
3.85%, 11/15/23	770	744
6.05%, 03/01/34	845	912
5.80%, 03/01/37 (a)	3,806	3,971
6.35%, 02/15/38	170	185
6.25%, 03/01/39	1,730	1,863
5.40%, 01/15/40	5,030	5,070
5.13%, 11/15/43	1,855	1,826
4.75%, 02/15/44	150	142
4.30%, 03/15/45	145	129
3.95%, 12/01/47	150	128
PPL Electric Utilities Corp.
6.25%, 05/15/39	60	77
Public Service Co. of Colorado
5.13%, 06/01/19	500	510
San Diego Gas & Electric Co.
6.00%, 06/01/39	100	126
5.35%, 05/15/40	800	929
SCANA Corp.
6.25%, 04/01/20	5,175	5,333
4.75%, 05/15/21 (a)	8,050	8,100
4.13%, 02/01/22 (a)	4,570	4,493
Sempra Energy
3.25%, 06/15/27	3,630	3,381
South Carolina Electric & Gas Co.
6.05%, 01/15/38	3,265	3,708
4.35%, 02/01/42	1,010	955
4.60%, 06/15/43	825	805
Southern California Edison Co.
2.40%, 02/01/22	685	662
5.55%, 01/15/37	500	563
Southern Co.
2.45%, 09/01/18	675	675
2.75%, 06/15/20	4,000	3,967
2.95%, 07/01/23	3,820	3,689
Southwestern Public Service Co.
3.70%, 08/15/47	277	256
State Grid Overseas Investment Ltd.
2.75%, 05/07/19 (d)	2,175	2,168
2.75%, 05/04/22 (a) (d)	4,180	4,055
3.50%, 05/04/27 (d)	3,945	3,761
		128,597
Total Corporate Bonds And Notes (cost $1,043,261)		1,018,786
GOVERNMENT AND AGENCY OBLIGATIONS 15.8%
Collateralized Mortgage Obligations 0.8%
Federal Home Loan Mortgage Corp.
Series CA-4758, 3.00%, 07/15/47	20,124	19,875
Series JM-4165, REMIC, 3.50%, 09/15/41	2,908	2,943
Series AH-4143, REMIC, 1.75%, 09/15/42	13,108	12,404
Series DJ-4322, REMIC, 3.00%, 05/15/43	3,827	3,807
Federal National Mortgage Association
Series 2015-HP-28, REMIC, 3.50%, 06/25/44	5,514	5,570
Series 2015-MC-16, REMIC, 3.00%, 01/25/45	14,127	13,790
Series 2017-AB-108, REMIC, 3.00%, 01/25/48	3,876	3,815
Government National Mortgage Association
Series 2005-HC-74, REMIC, 7.50%, 09/16/35	6	7
		62,211
Commercial Mortgage-Backed Securities 0.2%
Federal National Mortgage Association
Series 2015-A2-M12, REMIC, 2.89%, 05/25/25 (c)	8,250	8,012
Series 2017-FA-M5, REMIC, 2.46%, (1M US LIBOR +/- MBS Spread), 04/25/24 (c)	1,522	1,536
Series 2017-FA-M13, REMIC, 2.37%, (1M US LIBOR +/- MBS Spread), 10/25/24 (c)	3,310	3,358
		12,906

See accompanying Notes to Financial Statements.

253

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Mortgage-Backed Securities 8.0%
Federal Home Loan Mortgage Corp.
4.50%, 09/01/18 - 03/01/19	5	5
7.00%, 11/01/30 - 06/01/31	25	28
2.50%, 12/01/31 - 01/01/32	5,013	4,874
TBA, 3.00%, 07/15/33 (k)	14,665	14,558
6.00%, 12/01/39	594	661
4.00%, 09/01/26 - 07/01/41	287	295
3.00%, 09/01/46 - 12/01/47	58,736	56,913
3.00%, 11/01/46 - 01/01/47	114,480	110,945
3.50%, 08/01/47 - 11/01/47	72,757	72,427
TBA, 3.50%, 07/15/48 (k)	31,200	31,027
TBA, 5.50%, 07/15/48 (k)	2,400	2,566
Federal National Mortgage Association
2.47%, 05/01/25	2,712	2,609
2.68%, 05/01/25	5,190	5,042
2.81%, 07/01/25	6,000	5,866
2.99%, 10/01/25	1,827	1,804
3.09%, 10/01/25	886	880
3.50%, 03/01/26 - 12/01/47	21,460	21,374
2.49%, 12/01/26	6,269	5,927
2.89%, 12/01/26	5,678	5,485
7.50%, 09/01/29	6	7
2.50%, 05/01/30 - 01/01/32	5,623	5,478
2.00%, 11/01/31 - 12/01/31	1,969	1,871
TBA, 2.50%, 07/15/33 - 07/15/48 (k)	7,850	7,597
7.00%, 10/01/33	15	17
5.50%, 03/01/38	237	258
4.50%, 09/01/23 - 11/01/44	5,250	5,504
6.50%, 10/01/38 - 10/01/39	157	176
5.00%, 07/01/40	242	260
3.00%, 05/01/27 - 02/01/45	16,570	16,141
4.00%, 09/01/26 - 02/01/46	22,284	22,792
3.00%, 10/01/46	16,674	16,199
TBA, 3.00%, 07/15/33 - 07/15/48 (k)	18,450	17,930
TBA, 3.50%, 07/15/33 - 07/15/48 (k)	73,350	73,142
TBA, 4.00%, 07/15/48 (k)	13,075	13,329
TBA, 5.00%, 07/15/48 (k)	20,600	21,823
TBA, 5.50%, 07/15/48 (k)	8,800	9,431
Government National Mortgage Association
6.50%, 04/15/26	9	10
7.00%, 01/15/33 - 05/15/33	15	16
5.50%, 11/15/32 - 02/15/36	68	74
6.00%, 02/15/24 - 04/15/40	4,019	4,468
5.00%, 06/20/33 - 06/15/39	2,790	2,989
4.00%, 01/15/41 - 12/20/44	1,182	1,221
4.50%, 06/15/40 - 05/15/42	972	1,024
TBA, 5.50%, 07/15/47 (k)	3,000	3,218
TBA, 4.00%, 07/15/48 (k)	37,650	38,577
TBA, 4.50%, 07/15/48 (k)	11,125	11,562
		618,400
Municipal 1.0%
Bay Area Toll Authority
7.04%, 04/01/50	1,335	1,952
Chicago Transit Authority
6.30%, 12/01/21	4,095	4,319
6.90%, 12/01/40	4,230	5,504
City of Chicago O'Hare International Airport
6.85%, 01/01/38	700	738
6.40%, 01/01/40	440	582
City of Sacramento, California
insured by Assured Guaranty Municipal Corp., 5.85%, 08/01/19	1,260	1,302
insured by Assured Guaranty Municipal Corp., 6.42%, 08/01/23	1,065	1,209
Grand Parkway Transportation Corp.
5.18%, 10/01/42	1,555	1,830
Illinois State Toll Highway Authority
6.18%, 01/01/34	565	705
Kansas Development Finance Authority
insured by Assured Guaranty Municipal Corp., 5.37%, 05/01/26	3,300	3,534
4.93%, 04/15/45	2,900	3,178
	Shares/Par[1]	Value ($)
Long Island Power Authority
3.63%, 09/01/22	2,860	2,856
Maryland Transportation Authority
5.89%, 07/01/43	270	347
Massachusetts School Building Authority
5.72%, 08/15/39	500	612
Metropolitan Transportation Authority
7.34%, 11/15/39	75	110
6.09%, 11/15/40	405	517
6.81%, 11/15/40	250	336
Municipal Electric Authority of Georgia
6.64%, 04/01/57	2,778	3,512
New Jersey Economic Development Authority
3.88%, 06/15/19	885	892
New Jersey State Turnpike Authority
7.41%, 01/01/40	705	1,025
New York State Thruway Authority
5.88%, 04/01/30	840	993
New York State Urban Development Corp.
2.10%, 03/15/22	7,770	7,635
North Texas Tollway Authority
6.72%, 01/01/49	850	1,207
Oregon School Boards Association
insured by AMBAC School Board Guaranty, 4.76%, 06/30/28	420	452
Port Authority of New York & New Jersey
6.04%, 12/01/29	105	127
4.46%, 10/01/62	890	945
San Jose Redevelopment Agency Successor Agency
3.38%, 08/01/34	1,880	1,799
State of California
7.55%, 04/01/39	50	74
7.35%, 11/01/39	5,665	8,064
7.63%, 03/01/40	85	125
State of Connecticut
2.99%, 01/15/23	7,285	7,124
State of Illinois
5.10%, 06/01/33	12,055	11,408
University of California
4.60%, 05/15/31	940	1,014
6.55%, 05/15/48	1,770	2,380
6.58%, 05/15/49	800	1,072
Utility Debt Securitization Authority
3.44%, 12/15/25	1,165	1,174
		80,653
Sovereign 0.7%
Japan Bank for International Cooperation
2.25%, 02/24/20	4,578	4,532
2.13%, 06/01/20	3,834	3,776
Korea Development Bank
2.50%, 03/11/20 (a)	3,500	3,454
Korea Finance Corp.
2.88%, 08/22/18	540	540
Mexico Government International Bond
4.00%, 10/02/23	1,326	1,328
Qatar Government International Bond
5.25%, 01/20/20 (d)	7,215	7,430
2.38%, 06/02/21 (d)	15,435	14,889
3.88%, 04/23/23 (d)	5,700	5,698
5.10%, 04/23/48 (d)	2,360	2,347
Saudi Arabia Government International Bond
2.38%, 10/26/21 (d)	1,845	1,771
2.88%, 03/04/23 (d)	5,015	4,826
4.00%, 04/17/25 (d)	3,390	3,369
		53,960
Treasury Inflation Indexed Securities 1.4%
U.S. Treasury Inflation Indexed Note
0.38%, 01/15/27 (l)	78,246	76,021
0.50%, 01/15/28 (a) (l)	29,436	28,797
		104,818
U.S. Treasury Securities 3.7%
U.S. Treasury Bond
3.38%, 05/15/44	15,335	16,408
3.13%, 08/15/44	8,230	8,436

See accompanying Notes to Financial Statements.

254

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
2.88%, 05/15/43 - 08/15/45	31,824	31,191
2.50%, 02/15/45 - 05/15/46	53,200	48,326
3.00%, 11/15/44 - 05/15/47	16,150	16,183
2.75%, 08/15/47 - 11/15/47	52,504	50,043
3.00%, 02/15/48 (a)	1,360	1,363
3.13%, 05/15/48 (a)	30	31
U.S. Treasury Note
1.38%, 03/31/20	5,590	5,482
1.63%, 11/30/20	23,900	23,362
2.00%, 11/30/20	29,600	29,193
1.88%, 12/15/20 (a)	5,610	5,515
1.75%, 06/30/22 (a)	2,300	2,217
1.88%, 09/30/22	10,000	9,666
2.13%, 12/31/22	29,515	28,768
2.50%, 03/31/23	5,160	5,108
2.25%, 08/15/27	500	476
2.75%, 02/15/28	5,800	5,747
		287,515
Total Government And Agency Obligations (cost $1,230,673)		1,220,463
SHORT TERM INVESTMENTS 5.9%
Investment Companies 4.4%
JNL Government Money Market Fund - Institutional Class, 1.79% (m) (n)	341,206	341,206
Securities Lending Collateral 1.5%
Securities Lending Cash Collateral Fund LLC, 1.99% (m) (n)	110,737	110,737
Total Short Term Investments (cost $451,943)		451,943
Total Investments 104.1% (cost $7,277,084)		8,032,641
Total Forward Sales Commitments (0.1)% (proceeds $4,575)		(4,581)
Other Derivative Instruments (0.0)%		(31)
Other Assets and Liabilities, Net (4.0)%		(311,323)
Total Net Assets 100.0%		7,716,706

(a)  All or portion of the security was on loan.

(b)  Non-income producing security.

(c)   Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(d)   The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2018, the value and the percentage of net assets of these liquid securities was $655,783 and 8.5%, respectively.

(e)  Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(f)   Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(g)   The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(h)   Convertible security.

(i)  Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2018.

Shares/Par[1]	Value ($)

(j)  Perpetual security. Next contractual call date presented, if applicable.

(k)   All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2018, the total payable for investments purchased on a delayed delivery basis was $243,987.

(l)   Treasury inflation indexed note, par amount is adjusted for inflation.

(m)   Investment in affiliate.

(n)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

FORWARD SALES COMMITMENTS (0.1%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.1%)
Mortgage-Backed Securities (0.1%)
Federal National Mortgage Association
TBA, 4.50%, 08/15/46 (a)	(1,400)	(1,456)
TBA, 4.50%, 07/15/48 (a)	(3,000)	(3,125)
Total Government And Agency Obligations (proceeds $4,575)		(4,581)
Total Forward Sales Commitments (0.1%) (proceeds $4,575)		(4,581)

(a)  All or a portion of the security was sold on a delayed delivery basis. As of June 30, 2018, the total proceeds for investments sold on a delayed delivery basis was $4,575.

See accompanying Notes to Financial Statements.

255

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Currency Abbreviations:

ARS - Argentine Peso	EGP - Egyptian Pound	MXN - Mexican Peso	SEK - Swedish Krona
AUD - Australian Dollar	EUR - European Currency Unit (Euro)	MYR - Malaysian Ringgit	SGD - Singapore Dollar
BRL - Brazilian Real	GBP - British Pound	NGN - Nigerian Naira	THB - Thai Baht
CAD - Canadian Dollar	GHS - Ghanaian Cedi	NOK - Norwegian Krone	TRY - New Turkish Lira
CHF - Swiss Franc	HKD - Hong Kong Dollar	NZD - New Zealand Dollar	TWD - Taiwan Dollar
CLP - Chilean Peso	HUF - Hungarian Forint	PEN - Peruvian Nuevo Sol	USD - United States Dollar
CNH - Chinese Offshore Yuan	IDR - Indonesian Rupiah	PHP - Philippine Peso	UYU - Uruguayan Peso
CNY - Chinese Yuan	ILS - Israeli New Shekel	PLN - Polish Zloty	ZAR - South African Rand
COP - Colombian Peso	INR - Indian Rupee	RON - Romanian New Leu
CZK - Czech Republic Korunas	JPY - Japanese Yen	RUB - Russian Ruble
DOP - Dominican Peso	KRW - Korean Won	SEK - Swedish Krona

Abbreviations:

"-" Amount rounds to less than one thousand or 0.05%	FX - Foreign Exchange
ABS – Asset-Backed Security	GB - United Kingdom
ADR - American Depositary Receipt	GDR - Global Depositary Receipt
ADS - American Depositary Share	ICE - Intercontinental Exchange
ASX - Australian Stock Exchange	iTraxx - Group of international credit derivative indices monitored by the
AU - Australia	International Index Company
CAC - Cotation Assistee en Continu	KCBT - Kansas City Board of Trade
CAPE - Cyclically Adjusted Price Earnings	KOSPI - Korea Composite Stock Price Index
CDI - Chess Depositary Interest	LIBOR - London Interbank Offered Rate
CDO - Collateralized Debt Obligation	LME - London Metal Exchange
CDX.EM - Credit Default Swap Index - Emerging Markets	MBS - Mortgage-Backed Security
CDX.NA.HY - Credit Derivatives Index - North American - High Yield	MICEX - Moscow Interbank Currency Exchange Index
CDX.NA.IG - Credit Derivatives Index - North American - Investment Grade	MSCI - Morgan Stanley Capital International
CMBX.NA - Commercial Mortgage-backed Securities Index – North American	NASDAQ - National Association of Securities Dealers Automated Quotations
CLO - Collateralized Loan Obligation	NVDR - Non-Voting Depositary Receipt
CMT - Chartered Market Technician	OAO - Russian Open Joint Stock Company
CPURNSA - CPI Urban Consumers Index Non-Seasonally Adjusted	OAT - Obligations Assimilables du Tresor
CVA - Commanditaire Vennootschap op Aandelen	OJSC - Open Joint Stock Company
EAFE - Europe, Australia and Far East	OMX - Option Market Index
ETF - Exchange Traded Fund	PJSC - Private Joint Stock Co.
EURIBOR - Europe Interbank Offered Rate	RBOB - Reformulated Blendstock for Oxygenate Blending
Euro-Bobl - debt instrument issued by the Federal Republic of Germany	REIT - Real Estate Investment Trust
with a term of 4.5 to 5.5 years	REMIC - Real Estate Mortgage Investment Conduit
Euro-Bund - debt instrument issued by the Federal Republic of Germany	RTS - Russian Trading System
with a term of 8.5 to 10.5 years	SDR - Swedish Depositary Receipt
Euro-Buxl - debt instrument issued by the Federal Republic of Germany	S&P - Standard & Poor's
with a term of 24 to 35 years	SGX - Singapore Exchange
Euro-BTP - debt instrument issued by the Republic of Italy	SPDR - Standard & Poor's Depositary Receipt
with a term of 2 to 11 years	SPI - Schedule Performance Index
Euro-OAT - debt instrument issued by the Republic of France	TBA - To Be Announced (Securities purchased on a delayed delivery basis)
with a term of 8.5 to 10.5 years	TBD - To Be Determined
Euro-Schatz - debt instrument issued by the Federal Republic of Germany	UFJ - United Financial of Japan
with a term of 1.75 to 2.25 years	ULSD - Ultra-low sulfur diesel
EU - European Union	US - United States
FDR - Fiduciary Depositary Receipt	WTI - West Texas Intermediate
FTSE - Financial Times and the London Stock Exchange

Counterparty Abbreviations:

ANZ - ANZ Banking Group LTD.	CSI - Credit Suisse Securities, LLC	RBS - Royal Bank of Scotland
BBH - Brown Brothers Harriman & Co.	DUB - Deutsche Bank Alex Brown Inc.	SCB - Standard Chartered Bank
BCL - Barclays Capital Inc.	GSC - Goldman Sachs & Co.	SGB - Societe Generale Bannon LLC
BMO - BMO Capital Markets Corp.	GSI - Goldman Sachs International	SSB - State Street Brokerage Services, Inc.
BNP - BNP Paribas Securities	HSB - HSBC Securities Inc.	TDB - Toronto-Dominion Bank
BOA - Bancamerica Securities/Bank of America NA	JPM - J.P. Morgan Securities Inc.	UBS - UBS Securities, LLC
CCI – Citicorp Securities Inc.	MBL - Macquarie Bank Limited
CGM - Citigroup Global Markets	MLP - Merrill Lynch Professional Clearing Corp.
CIB - Canadian Imperial Bank of Commerce	MSC - Morgan Stanley & Co. Inc.
CIT - Citibank, Inc.	RBC - Royal Bank of Canada

1Rounded par and notional amounts are listed in USD unless otherwise noted. Options are quoted in unrounded number of contracts or unrounded notional. Futures are quoted in unrounded contracts.

See accompanying Notes to Financial Statements.

256

(b) Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11.  Controls and Procedures.

(a)

The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 12.  Exhibits.

(a)	(1) Not applicable to the semi-annual filing.
(2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.
(3) Not applicable.

(b)	The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	August 31, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	August 31, 2018

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	August 31, 2018

EXHIBIT LIST

Exhibit 12(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 12(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.